UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2019

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares iBonds Sep 2019 Term Muni Bond ETF | IBMH | NYSE Arca

▶	iShares iBonds Sep 2020 Term Muni Bond ETF | IBMI | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Municipal Bond Market Overview

The municipal bond market rose during the 12 months ended March 31, 2019 (“reporting period”). The S&P National AMT-Free Municipal Bond Index returned 5.05% for the reporting period, outpacing the 4.48% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. taxable bond performance.

Significant directional changes in U.S. economic growth and inflation divided the reporting period into two distinct environments, characterized by rising and falling interest rates. The economy grew at annualized rates above 3% during the first half of the reporting period, accompanied by higher inflation and higher U.S. Treasury yields. During the second half of the reporting period, economic growth decelerated to below 3%, inflation eased, and intermediate- to long-maturity Treasury yields declined.

U.S. economic growth started strong with a 4.2% annualized growth rate in the second quarter of 2018, reflecting stimulus from tax cuts, government spending, and business investment. The annual inflation rate rose to 2.9% in June 2018, its fastest rate of increase in over six years. Thereafter, the economy weakened, as tax cut stimulus dissipated and the U.S. Federal Reserve Bank (“Fed”) increased short-term interest rates to restrain inflation. Economic growth slowed to 2.2% in the fourth quarter of 2018, while inflation declined to 1.6% for the 12 months ended January 2019, the smallest annual increase in over a year.

Continuing its efforts to normalize short-term interest rates, after they remained unusually low following the last recession, the Fed increased its target rate during the reporting period from 1.75% to 2.50%. This bolstered yields for short-term fixed-income securities throughout the reporting period, including the yields on short-term municipal bonds. Consequently, many investors shifted toward the relatively high yields of the short-term municipal bond market.

The federal tax reform legislation that passed in December 2017 strongly influenced municipal bond markets. The legislation eliminated the tax exemption for advanced refunding municipal bonds, which are issued by municipalities when prevailing interest rates are low enough to refinance existing bonds prior to maturity. In response, state and local governments expedited issuance of advanced refunding municipal bonds in late 2017 before the law took effect at the beginning of 2018. After the flurry of municipal bond issuance at the end of 2017, issuance declined significantly in 2018, falling by more than 25% in calendar year 2018 on a year-over-year basis.

Despite the changes in tax status and the consequent drop in issuance, household demand for municipal bonds remained relatively solid, and municipal bonds were strong performers in early 2019. Improving tax revenues at the state level also underpinned the gains in municipal bonds, as total state tax revenues grew during the reporting period.

Several of the largest states with the most municipal bonds outstanding experienced improving financial conditions. One of the major rating agencies upgraded its outlook for California, which boasted a projected U.S. $30 billion budget surplus. In addition, newly elected Governor Gavin Newsom proposed a relatively conservative budget that included paying down debt, contributions to the rainy day fund, and modest spending increases. In Texas, officials projected higher tax revenues, higher spending on education, and a growing rainy day fund, while Florida proposed higher spending on education and the environment amid a projected surplus. In contrast, New York continued to face a lingering budget deficit and political gridlock.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF

Investment Objective

The iShares iBonds Sep 2019 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2019, as represented by the S&P AMT-Free Municipal Series 2019 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.54%	1.42%	1.36%	1.54%	7.29%	7.24%
Fund Market	1.54	1.38	1.37	1.54	7.07	7.27
Index	1.72	1.55	1.44	1.72	8.00	7.64

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/4/14. The first day of secondary market trading was 2/6/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,010.00	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2 0 1 9 I S H A R E S A N N U A L R E P O R T TO S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® iBonds® Sep 2019 Term Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	33.0%
AA+	21.1
AA	18.1
AA-	8.7
A+	6.3
A	1.0
A-	1.2
BBB+	1.1
BBB	0.4
BBB-	0.4
Not Rated	6.9
Short-Term and Other Assets	1.8

TEN LARGEST STATES

State	Percent of Net Assets
California	10.2%
Texas	8.4
Washington	7.9
Florida	7.7
New York	7.1
Arizona	5.6
Maryland	5.3
Massachusetts	3.7
Virginia	3.4
Wisconsin	3.0

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF

Investment Objective

The iShares iBonds Sep 2020 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020, as represented by the S&P AMT-Free Municipal Series 2020 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.92%	1.57%	1.92%	7.50%
Fund Market	1.80	1.57	1.80	7.49
Index	2.13	1.63	2.13	7.79

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 8/12/14. The first day of secondary market trading was 8/14/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,015.50	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T TO S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® iBonds® Sep 2020 Term Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	34.2%
AA+	19.3
AA	19.2
AA-	10.4
A+	4.7
A	0.9
A-	0.6
BBB+	1.2
BBB	0.4
BBB-	0.4
Not Rated	7.4
Short-Term and Other Assets	1.3

TEN LARGEST STATES

State	Percent of Net Assets
California	10.1%
Texas	8.6
New York	7.1
Florida	6.7
Washington	6.2
Arizona	6.0
Massachusetts	5.6
Maryland	5.6
Virginia	3.4
Ohio	2.8

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations

Alabama — 0.9%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/19	$405	$407,207
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19	545	552,467
Series A, 5.00%, 09/01/19	520	527,431
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/19	195	197,769
City of Huntsville AL GO, Series A, 5.00%, 09/01/19	185	187,658
State of Alabama GO
Series A, 4.00%, 06/01/19	175	175,707
Series A, 5.00%, 08/01/19	125	126,430
Series C, 5.00%, 06/01/19	105	105,594
Series D, 4.25%, 06/01/19 (ETM)	75	75,335
University of Alabama (The) RB, Series A, 5.00%, 07/01/19	45	45,385

		2,400,983

Alaska — 0.2%
Alaska Municipal Bond Bank Authority RB, Series 3, 4.00%, 09/01/19 (MO)	100	100,972
Borough of North Slope AK GO
Series A, 4.00%, 06/30/19	115	115,711
Series A, 5.00%, 06/30/19	10	10,085
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/19 (NPFGC)	20	20,287
State of Alaska GO
Series A, 4.00%, 08/01/19	250	252,005
Series B, 5.00%, 08/01/19	20	20,226

		519,286

Arizona — 5.6%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/19	110	110,590
Series B, 5.00%, 06/01/19	150	150,804
Series C, 5.00%, 06/01/19	105	105,563
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/19	340	342,914
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/19	450	456,372
Series A-3, 5.00%, 09/01/19 (AGM)	150	152,092
Arizona State University RB, Series A, 5.00%, 07/01/19	50	50,425
Arizona Transportation Board RB
4.25%, 07/01/19	75	75,505
5.00%, 07/01/19	980	988,398
Series A, 5.00%, 07/01/19	690	695,913
City of Chandler AZ RB, 5.00%, 07/01/19	600	605,130
City of Flagstaff AZ GOL, Series B, 4.00%, 07/01/19	55	55,336
City of Phoenix AZ GO
3.00%, 07/01/19	175	175,637
5.00%, 07/01/19	250	252,137
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	295	296,083
4.00%, 07/01/19	130	130,796
5.00%, 07/01/19	2,040	2,057,484
Series A, 4.00%, 07/01/19	495	497,977
Series A, 5.00%, 07/01/19	1,255	1,265,608
Series B, 3.50%, 07/01/19	75	75,367
Series B, 5.00%, 07/01/19	485	489,156
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	100,367
4.00%, 07/01/19	100	100,612

Security	Par (000)	Value
Arizona (continued)
City of Tempe AZ GOL, Series B, 4.00%, 07/01/19	$135	$135,823
City of Tempe AZ RB, 5.00%, 07/01/19	1,000	1,008,550
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/19	40	40,342
County of Pima AZ RB, 4.00%, 07/01/19	25	25,153
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/19 (AGM)	340	342,914
Series 2016, 5.00%, 07/01/19	400	403,428
Series B, 5.00%, 07/01/19	290	292,523
Maricopa County Community College District GO
Series C, 5.00%, 07/01/19	260	262,228
Series D, 4.00%, 07/01/19	625	628,825
Maricopa County High School District No. 210-Phoenix GO
5.00%, 07/01/19	135	136,150
5.25%, 07/01/19 (AGM)	130	131,188
Series E, 5.00%, 07/01/19	480	484,090
Maricopa County High School District No. 210-Phoenix GOL, 3.00%, 07/01/19	75	75,271
Maricopa County Unified School District No. 4 Mesa GOL, 4.00%, 07/01/19	115	115,698
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/19	625	630,344
Maricopa County Unified School District No. 69 Paradise Valley GO, Series D, 3.50%, 07/01/19	70	70,339
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/19	105	105,640
Pima County Regional Transportation Authority RB
5.00%, 06/01/19	100	100,566
5.00%, 06/01/19 (ETM)	150	150,852
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/19	285	287,436
Scottsdale Preserve Authority RB, 5.00%, 07/01/19	305	307,608
State of Arizona COP, 4.00%, 09/01/19	100	101,005
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/19 (AGM)	55	55,471
University of Arizona RB
5.00%, 08/01/19	315	318,572
Series B, 5.00%, 06/01/19	265	266,487

		15,706,769

California — 10.2%
91 Express Lanes Toll Road RB, 5.00%, 08/15/19	270	273,594
Anaheim Public Financing Authority RB, 0.00%, 09/01/19 (AGM)(a)	50	49,671
Benicia Unified School District GO, 4.00%, 08/01/19	65	65,584
Berkeley Unified School District/CA GO, 5.00%, 08/01/19	90	91,105
California Educational Facilities Authority RB, 5.25%, 09/01/19 (AMBAC)	25	25,410
California State Public Works Board RB
Series A, 5.00%, 06/01/19	25	25,143
Series A, 5.00%, 09/01/19	670	679,715
Series D, 5.00%, 09/01/19	125	126,812
Series F, 4.00%, 09/01/19	25	25,260
Series F, 5.00%, 09/01/19	185	187,682
Series G, 5.00%, 09/01/19	255	258,697
Chaffey Community College District GO, Series A, 5.00%, 06/01/19	195	196,186
City & County of San Francisco CA GO
4.00%, 06/15/19	150	150,826
Series A, 5.00%, 06/15/19	115	115,866

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles CA GO
Series A, 4.00%, 09/01/19 (ETM)	$90	$90,987
Series A, 5.00%, 09/01/19	360	365,476
Series B, 5.00%, 09/01/19	240	243,650
City of Los Angeles CA Wastewater System Revenue RB Series A, 5.00%, 06/01/19	680	684,094
Series A, 5.25%, 06/01/19	170	171,091
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/19	50	50,455
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/19 (AMBAC)(a)	60	59,624
Clovis Unified School District GO, Series A, 0.00%, 08/01/19, (ETM) (NPFGC)(a)	150	149,280
Coast Community College District GO, Series A, 5.00%, 08/01/19	415	420,096
Contra Costa County Public Financing Authority RB, Series B, 5.00%, 06/01/19	75	75,456
County of Orange CA Airport Revenue RB, Series B, 5.00%, 07/01/19	170	171,538
County of Santa Clara CA GO, Series B, 5.00%, 08/01/19	125	126,535
East Bay Municipal Utility District Water System Revenue RB Series A, 5.00%, 06/01/19	55	55,337
Series B, 4.00%, 06/01/19	20	20,090
Series B, 5.00%, 06/01/19	65	65,398
East Bay Regional Park District GO, Series A, 3.00%, 09/01/19	35	35,250
El Camino Community College District GO, 5.00%, 08/01/19	465	470,710
Foothill-De Anza Community College District GO, 5.25%, 08/01/19 (NPFGC)	65	65,852
Fremont Union High School District GO, 5.00%, 08/01/19	200	202,456
Glendale Unified School District/CA GO, 5.00%, 09/01/19	65	66,000
Huntington Beach City School District GO, Series A, 4.00%, 08/01/19	250	252,247
Long Beach Unified School District GO Series A, 4.00%, 08/01/19	85	85,753
Series A, 5.00%, 08/01/19	20	20,243
Los Altos Elementary School District GO, 5.00%, 08/01/19	25	25,307
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/19	400	404,844
Los Angeles County Metropolitan Transportation Authority RB 5.00%, 07/01/19	210	211,917
Series A, 5.00%, 06/01/19	75	75,454
Series A, 5.00%, 07/01/19	640	645,844
Series B, 5.00%, 07/01/19	310	312,831
Series D, 5.00%, 07/01/19	270	272,465
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/19	180	181,179
Series A, 5.00%, 07/01/19	355	358,195
Series B, 5.00%, 07/01/19	85	85,765
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/19	195	196,755
Series B, 5.00%, 07/01/19	370	373,330
Los Angeles Unified School District/CA GO
Series A, 3.00%, 07/01/19	165	165,614
Series A, 5.00%, 07/01/19	1,160	1,170,000
Series C, 5.00%, 07/01/19	350	353,017
Series D, 5.00%, 07/01/19	160	161,379
Series F, 5.00%, 07/01/19	50	50,431
Series I, 5.00%, 07/01/19	490	494,224

Security	Par (000)	Value

California (continued)
Series K, 4.00%, 07/01/19	$175	$176,080
Series KRY, 5.00%, 07/01/19	90	90,776
Marin Community College District GO, 4.00%, 08/01/19	80	80,719
Metropolitan Water District of Southern California RB 3.50%, 07/01/19	100	100,542
Series A, 5.00%, 07/01/19	160	161,456
Series B, 5.00%, 07/01/19	125	126,138
Series C, 5.00%, 07/01/19	190	191,729
Monterey Peninsula Community College District GO, Series A, 4.00%, 08/01/19	175	176,573
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/19	150	151,842
Municipal Improvement Corp. of Los Angeles RB, Series C, 4.50%, 09/01/19	140	141,847
Newport Mesa Unified School District GO, 4.00%, 08/01/19	100	100,899
North Orange County Community College District/CA GO, Series A, 4.00%, 08/01/19	100	100,899
Northern California Power Agency RB, Series A, 5.00%, 07/01/19	150	151,359
Norwalk-La Mirada Unified School District GO, Series A, 4.00%, 08/01/19	100	100,899
Placentia-Yorba Linda Unified School District GO, 5.00%, 08/01/19	50	50,614
Port of Los Angeles RB, Series A, 5.00%, 08/01/19	160	161,974
Poway Unified School District GO, 5.00%, 08/01/19	250	253,070
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/19	100	101,437
Rancho Santiago Community College District GO 4.00%, 09/01/19	110	111,239
5.25%, 09/01/19 (AGM)	100	101,641
Redding Joint Powers Financing Authority RB, Series A, 5.00%, 06/01/19	50	50,304
Riverside County Transportation Commission RB 5.00%, 06/01/19	130	130,786
Series A, 5.00%, 06/01/19	140	140,847
Sacramento Municipal Utility District RB
Series X, 5.00%, 08/15/19	515	521,989
Series Y, 4.00%, 08/15/19	120	121,188
San Diego Community College District GO, 5.00%, 08/01/19	270	273,258
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/19	35	35,307
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 09/01/19, (ETM)	150	152,262
San Diego Public Facilities Financing Authority Water
Revenue RB
Series A, 5.00%, 08/01/19	100	101,207
Series B, 5.00%, 08/01/19	195	197,354
Series B, 5.00%, 08/01/19 (ETM)	125	126,484
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/19(a)	220	219,166
Series A, 0.00%, 07/01/19 (NPFGC)(a)	160	159,394
Series C-2, 5.50%, 07/01/19 (AGM)	165	166,688
Series R-3, 5.00%, 07/01/19	45	45,405
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 5.00%, 07/01/19, (ETM)	100	100,888
San Francisco Unified School District GO
Series B, 5.00%, 06/15/19	145	146,067
Series E, 5.00%, 06/15/19	70	70,515
San Gabriel Unified School District GO, Series A, 4.00%, 08/01/19	120	121,079

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Jose Financing Authority RB, Series A, 5.00%, 06/01/19	$45	$45,274
San Jose Unified School District GO 4.00%, 08/01/19	50	50,450
5.00%, 08/01/19	25	25,304
San Mateo County Community College District GO, 4.00%, 09/01/19	155	156,745
San Mateo County Transit District RB, Series A, 5.25%, 06/01/19, (ETM) (NPFGC)	25	25,160
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/19	495	499,415
Santa Clara Unified School District GO, 3.00%, 07/01/19	430	431,759
Santa Margarita-Dana Point Authority RB, Series A, 5.00%, 08/01/19	75	75,929
Santa Monica Community College District GO, Series C, 5.25%, 08/01/19	65	65,847
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/19(a)	205	204,069
Sonoma County Junior College District GO, 5.00%, 08/01/19	60	60,737
Southern California Public Power Authority RB 5.00%, 07/01/19	95	95,860
Series A, 4.00%, 07/01/19	120	120,792
Series A, 5.00%, 07/01/19	1,035	1,044,366
State of California GO
3.00%, 09/01/19	460	463,059
5.00%, 08/01/19	685	693,131
5.00%, 09/01/19	3,075	3,120,724
Series A, 4.60%, 07/01/19 (ETM)	870	876,977
Series A, 5.00%, 07/01/20 (PR 07/01/19)	770	776,930
Series A, 5.25%, 07/01/21 (PR 07/01/19)	1,140	1,150,967
Series B, 5.00%, 09/01/19	975	989,498
Tahoe-Truckee Unified School District GO, 5.50%, 08/01/19 (NPFGC)	155	157,158
Ventura County Community College District GO, 5.00%, 08/01/19	40	40,491
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/19	125	126,548
William S Hart Union High School District GO, Series C, 4.00%, 08/01/19	20	20,180
Yosemite Community College District GO, 4.00%, 08/01/19	100	100,899

		28,687,910

Colorado — 0.7%
City & County of Denver CO GO, Series A, 5.00%, 08/01/19, (ETM)	110	111,276
City & County of Denver CO RB, Series A, 5.25%, 09/01/19, (ETM) (AGM)	100	101,557
City & County of Denver Co. GO, 5.00%, 08/01/19	500	505,735
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 09/01/19	25	25,359
E-470 Public Highway Authority RB, Series A, 5.00%, 09/01/19	100	101,253
Regional Transportation District COP, Series A, 4.00%, 06/01/19	100	100,402
University of Colorado RB 5.00%, 06/01/19	125	125,708
Series A, 5.00%, 06/01/19	705	708,991
Series B, 5.00%, 06/01/19	280	281,584

		2,061,865

Connecticut — 1.0%
City of Stamford CT GO, Series B, 4.00%, 07/01/19	60	60,367

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority RB, Series A-1, 1.00%, 07/01/42 (Put 07/01/19)(b)(c)	$400	$399,344
State of Connecticut GO
Series B, 4.00%, 06/15/19	120	120,568
Series B, 5.25%, 06/01/19 (AMBAC)	430	432,515
Series C, 5.00%, 06/15/19	390	392,629
Series C, 5.00%, 07/15/19	130	131,238
Series D, 5.00%, 06/15/19	75	75,506
Series E, 5.00%, 09/01/19	300	304,134
State of Connecticut RB, Series A, 5.00%, 06/01/19	175	176,006
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/19	50	50,545
Series A, 5.00%, 09/01/19	500	506,830
Series B, 5.00%, 08/01/19	160	161,744
University of Connecticut RB, Series A, 5.00%, 08/15/19	125	126,546

		2,937,972

Delaware — 0.8%
County of New Castle DE GO
Series A, 5.00%, 07/15/19	150	151,493
Series B, 5.00%, 07/15/19	100	100,995
Delaware Transportation Authority RB 3.00%, 07/01/19	200	200,718
5.00%, 07/01/19	375	378,187
5.00%, 09/01/19	180	182,497
Series A, 5.00%, 07/01/19	610	615,184
State of Delaware GO
Series A, 3.00%, 08/01/19	100	100,494
Series A, 5.00%, 07/01/19	70	70,602
Series B, 5.00%, 07/01/19	315	317,709
Series B, 5.00%, 07/01/19 (ETM)	30	30,253

		2,148,132

District of Columbia — 0.6%
District of Columbia GO
Series A, 5.00%, 06/01/19	1,040	1,045,887
Series B, 5.25%, 06/01/19 (AGM-CR, AMBAC)	120	120,728
Series B, 5.25%, 06/01/19 (AMBAC)	100	100,607
Series D, 5.00%, 06/01/19	235	236,330
Washington Metropolitan Area Transit Authority RB, Series A, 5.00%, 07/01/19	100	100,847

		1,604,399

Florida — 7.7%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/19	255	257,155
Brevard County School District COP, Series C, 5.00%, 07/01/19	150	151,278
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 09/01/19	100	101,437
County of Hillsborough FL RB, 5.00%, 08/01/19	170	171,945
County of Miami-Dade FL GO 3.50%, 07/01/19	75	75,373
Series A, 3.00%, 07/01/19	100	100,364
County of Miami-Dade FL Transit System RB 5.00%, 07/01/19	315	317,750
Series A, 5.00%, 07/01/19	250	252,183
Series A, 5.00%, 07/01/19 (AGC)	320	322,794
County of Palm Beach FL GO, 5.00%, 07/01/19	100	100,873
County of Palm Beach FL RB, 5.00%, 06/01/19	515	517,966
Florida Atlantic University Housing System Revenue RB, Series A, 5.00%, 07/01/19	100	100,825

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Department of Environmental Protection RB 5.00%, 07/01/19	$500	$504,235
Series A, 5.00%, 07/01/19	545	549,616
Series B, 5.00%, 07/01/19	880	887,454
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/19	175	176,738
Florida’s Turnpike Enterprise RB
5.00%, 07/01/19	240	242,040
Series A, 5.00%, 07/01/19	1,095	1,104,308
Series B, 5.00%, 07/01/19	220	221,870
Series C, 5.00%, 07/01/19	300	302,550
Hillsborough County School Board COP 5.00%, 07/01/19	165	166,406
Series A, 5.00%, 07/01/19	30	30,256
Jacksonville Transportation Authority RB, 4.00%, 08/01/19	300	302,436
Lee County School Board (The) COP
Series A, 5.00%, 08/01/19	50	50,570
Series B, 5.00%, 08/01/19	650	657,410
Leon County School District RB, 5.00%, 09/01/19	150	152,144
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/19	120	120,998
Series A, 5.00%, 07/01/19 (AGM)	75	75,624
Series B, 5.00%, 07/01/19	145	146,206
Orange County School Board COP, Series D, 5.00%, 08/01/19	525	531,037
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/19	480	484,018
Series B, 5.00%, 07/01/19 (AGM)	100	100,837
Palm Beach County School District COP
Series A, 5.00%, 08/01/19	50	50,570
Series B, 5.00%, 08/01/19	595	601,783
Series C, 4.00%, 08/01/19	20	20,162
Series D, 5.00%, 08/01/19	250	252,850
Pasco County School Board COP 5.00%, 08/01/19	50	50,565
Series A, 5.00%, 08/01/19	70	70,791
Reedy Creek Improvement District GOL, Series B, 4.00%, 06/01/19	155	155,615
Sarasota County School Board COP 5.00%, 07/01/19	100	100,852
Series B, 3.00%, 07/01/19	185	185,670
School District of Broward County/FL COP
Series A, 4.00%, 07/01/19	75	75,455
Series A, 5.00%, 07/01/19	1,000	1,008,520
Seminole County School Board COP, Series A, 4.00%, 07/01/19	25	25,152
St. Johns County School Board COP, 5.00%, 07/01/19	220	221,874
State of Florida Department of Transportation RB 5.00%, 07/01/19	70	70,595
Series A, 5.00%, 07/01/19	100	100,850
State of Florida GO 5.00%, 06/01/19	375	377,141
5.00%, 07/01/19	2,100	2,118,102
Series A, 5.00%, 06/01/19	750	754,282
Series B, 5.00%, 06/01/19	1,020	1,025,824
Series C, 5.00%, 06/01/19	2,080	2,091,876
Series D, 5.50%, 06/01/19	275	276,796
Series F, 4.00%, 06/01/19	100	100,409

Security	Par (000)	Value

Florida (continued)
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/19	$1,040	$1,048,892
Series B, 5.00%, 07/01/19	695	700,942
Series C, 5.00%, 07/01/19	325	327,779
Series E, 5.00%, 07/01/19	335	337,864
Volusia County School Board COP 5.00%, 08/01/19	150	151,710
Series A, 5.00%, 08/01/19	70	70,798

		21,650,415

Georgia — 2.4%
County of Carroll GA GO, 4.00%, 06/01/19	140	140,570
County of Cobb GA Water & Sewerage Revenue RB, 4.50%, 07/01/19	25	25,185
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/19	720	724,018
Gwinnett County Water & Sewerage Authority RB 5.00%, 08/01/19 (GTD)	495	500,712
Series A, 4.00%, 08/01/19 (GTD)	305	307,519
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/19	410	413,514
Series A, 5.00%, 07/01/19 (NPFGC)	355	358,042
Series B, 5.00%, 07/01/19	100	100,857
State of Georgia GO
Series A, 5.00%, 07/01/19	250	252,162
Series C, 5.00%, 07/01/19	1,740	1,755,051
Series E-1, 4.50%, 07/01/19	85	85,631
Series E-2, 4.00%, 09/01/19	125	126,299
Series I, 4.00%, 07/01/19	390	392,418
Series I, 5.00%, 07/01/19	1,535	1,548,278

		6,730,256

Hawaii — 2.3%
City & County of Honolulu HI GO
Series A, 4.00%, 08/01/19	125	126,008
Series A, 4.00%, 08/01/19 (ETM)	10	10,080
Series B, 5.00%, 08/01/19	325	328,685
Series B, 5.25%, 07/01/19 (AGM)	575	580,227
Series D, 5.25%, 09/01/32 (PR 09/01/19)	655	665,198
City & County of Honolulu HI Wastewater System Revenue RB 0.00%, 07/01/19 (NPFGC)(a)	30	29,862
5.00%, 07/01/19	465	468,939
Series A, 3.50%, 07/01/19	60	60,281
Series A, 4.00%, 07/01/19	340	342,046
Series A, 5.00%, 07/01/19	320	322,678
County of Hawaii HI GO, Series B, 4.00%, 09/01/19	350	353,535
County of Maui HI GO 5.00%, 06/01/19	220	221,234
5.00%, 09/01/19	345	349,899
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/19	150	151,271
State of Hawaii GO
Series DQ, 5.00%, 06/01/19	205	206,150
Series DQ, 5.00%, 06/01/22 (PR 06/01/19)	120	120,682
Series DR, 4.00%, 06/01/19	50	50,200
Series DR, 4.25%, 06/01/19	310	311,361
Series DR, 5.00%, 06/01/19	275	276,543
Series EH, 4.00%, 08/01/19	365	367,942
Series EH, 5.00%, 08/01/19	215	217,438
Series EO, 5.00%, 08/01/19	650	657,371
Series EP, 5.00%, 08/01/19	100	101,134

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii State Highway Fund RB, Series B, 5.25%, 07/01/19 (AGM)	$280	$282,545

		6,601,309

Idaho — 0.0%
Ada & Canyon Counties Joint School District No. 2 Meridian GO, 5.00%, 08/15/19 (GTD)	50	50,640

Illinois — 1.0%
Chicago Transit Authority RB, 4.00%, 06/01/19	150	150,516
Metropolitan Pier & Exposition Authority RB, 0.00%, 06/15/19, (ETM) (NPFGC)(a)	15	14,951
Regional Transportation Authority RB
Series A, 5.00%, 06/01/19 (AGM)	115	115,598
Series A, 5.50%, 07/01/19 (NPFGC)	70	70,635
Series B, 5.50%, 06/01/19 (NPFGC)	25	25,150
State of Illinois GO 5.00%, 08/01/19	340	343,332
Series A, 5.00%, 06/01/19	830	834,025
State of Illinois RB 4.50%, 06/15/19	50	50,249
5.00%, 06/15/19	510	513,050
First Series, 5.25%, 06/15/19	70	70,454
Second Series, 5.75%, 06/15/19 (NPFGC)	125	125,935
Series A, 4.00%, 06/15/19	195	195,774
Series B, 5.00%, 06/15/19	230	231,375

		2,741,044

Indiana — 0.4%
Indiana Finance Authority RB, Series A, 4.00%, 06/01/19	200	200,808
Indiana University RB, Series U, 5.00%, 08/01/19	130	131,491
Indianapolis Local Public Improvement Bond Bank RB, Series K, 5.00%, 06/01/19	300	301,599
Purdue University RB
Series A, 5.00%, 07/01/19	300	302,571
Series Y, 5.00%, 07/01/19	65	65,557

		1,002,026

Iowa — 1.5%
Cedar Rapids Community School District GO, 5.00%, 06/01/19	50	50,281
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/19	425	427,422
City of Des Moines IA GO
Series A, 5.00%, 06/01/19	25	25,143
Series D, 3.00%, 06/01/19	150	150,366
City of West Des Moines IA GO, Series A, 4.25%, 06/01/19	160	160,718
County of Polk IA GO
Series A, 4.00%, 06/01/19	100	100,409
Series C, 5.00%, 06/01/19	150	150,857
Iowa Finance Authority RB 5.00%, 08/01/19	375	379,290
5.00%, 08/01/19 (ETM)	40	40,464
Series A, 5.00%, 08/01/19	150	151,716
Iowa State University of Science & Technology RB, 4.00%, 07/01/19	170	171,045
State of Iowa RB 5.00%, 06/15/19	100	100,705
5.00%, 06/01/24 ( 06/01/19)	1,910	1,920,849
Series A, 4.00%, 06/01/19 (ETM)	100	100,405
Series A, 5.00%, 06/01/19 (ETM)	215	216,221

		4,145,891

Security	Par (000)	Value

Kansas — 0.8%
County of Johnson KS GO, 5.00%, 09/01/19	$215	$218,089
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/19	175	177,478
State of Kansas Department of Transportation RB
Series A, 3.00%, 09/01/19	120	120,738
Series A, 5.00%, 09/01/19	1,710	1,734,573

		2,250,878

Kentucky — 0.2%
Kentucky Asset Liability Commission RB, First Series, 5.25%, 09/01/19 (NPFGC)	125	126,835
Kentucky State Property & Building Commission RB 4.00%, 08/01/19	250	251,915
5.00%, 08/01/19	25	25,273
Series A, 5.00%, 08/01/19	25	25,273
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/19	155	156,264

		585,560

Louisiana — 0.2%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/19	100	100,545
State of Louisiana GO
Series A, 4.00%, 09/01/19	250	252,555
Series C, 5.00%, 07/15/19	200	201,980
State of Louisiana RB, 5.00%, 09/01/19	20	20,274

		575,354

Maine — 0.8%
Maine Municipal Bond Bank RB 4.00%, 09/01/19	900	909,270
Series A, 4.00%, 09/01/19	45	45,464
Maine Turnpike Authority RB, 5.00%, 07/01/19	575	579,899
State of Maine GO 4.25%, 06/01/19	295	296,325
Series B, 5.00%, 06/01/19	335	336,912

		2,167,870

Maryland — 5.3%
City of Baltimore MD RB
Series A, 5.00%, 07/01/19	200	201,664
Series D, 5.00%, 07/01/19	335	337,864
City of Frederick MD GO, 5.00%, 09/01/19	135	136,935
County of Baltimore MD GO 5.00%, 08/01/19	1,095	1,107,560
Series B, 4.50%, 09/01/19	250	253,080
County of Charles MD GO 5.00%, 07/15/19	45	45,447
5.00%, 07/15/19 (ETM)	5	5,049
County of Harford MD GO 4.00%, 07/01/19	50	50,306
Series A, 5.00%, 07/01/19	65	65,557
County of Howard MD GO 5.00%, 08/15/19	75	75,962
5.00%, 08/15/19 (ETM)	55	55,704
Series A, 5.00%, 08/15/19	165	167,115
Series B, 5.00%, 08/15/19	135	136,731
County of Montgomery MD GO
Series A, 5.00%, 07/01/19	665	670,719
Series A, 5.00%, 08/01/19	930	940,695
Series A, 5.00%, 07/01/23 (PR 07/01/19)	1,070	1,079,277
County of Prince George’s MD GOL
Series B, 4.00%, 07/15/19	360	362,570
Series C, 5.00%, 08/01/19	150	151,731
Maryland Economic Development Corp. RB, 4.00%, 06/01/19	20	20,081

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)

Maryland State Transportation Authority RB
4.00%, 07/01/19	$260	$261,599
Series A, 5.00%, 07/01/19	410	413,526
State of Maryland Department of Transportation RB, 5.00%, 06/01/19	100	100,568
State of Maryland GO
First Series, 5.00%, 06/01/19	390	392,207
Second Series, 3.00%, 08/01/19	225	226,098
Second Series, 4.00%, 08/01/19	80	80,653
Second Series, 4.50%, 08/01/19	725	732,105
Second Series A, 5.00%, 08/01/19	380	384,347
Second Series E, 5.00%, 08/01/19	725	733,294
Series B, 4.50%, 08/01/19	935	944,163
Series B, 5.00%, 08/01/19	250	252,860
Series B, 5.00%, 08/01/20 (PR 08/01/19)	350	354,060
Series B, 5.00%, 08/01/21 (PR 08/01/19)	275	278,190
Series B, 5.00%, 08/01/23 (PR 08/01/19)	1,530	1,547,748
Series B, 5.25%, 08/15/19	330	334,521
Series C, 5.00%, 08/01/19	460	465,262
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19	1,470	1,478,349
Series A, 4.00%, 06/01/19	200	200,810

		15,044,407

Massachusetts — 3.7%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, 5.00%, 06/15/19	360	362,538
Commonwealth of Massachusetts GOL
Series 7, 3.00%, 07/01/19	110	110,415
Series 9, 4.00%, 08/01/19	150	151,248
Series A, 5.25%, 08/01/19	340	344,226
Series B, 4.00%, 08/01/19	600	604,992
Series B, 5.00%, 06/01/19	250	251,438
Series B, 5.00%, 07/01/19	90	90,780
Series B, 5.00%, 08/01/19	200	202,320
Series C, 4.00%, 09/01/19	500	505,215
Series C, 5.00%, 08/01/19	390	394,524
Series D, 5.50%, 08/01/19	150	151,988
Series D, 5.50%, 08/01/19 (NPFGC-IBC)	295	298,909
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/19 (AGM)	160	161,050
Massachusetts Bay Transportation Authority RB
Series A, 5.25%, 07/01/19	775	782,122
Series B, 5.25%, 07/01/19	695	701,387
Series C, 5.25%, 07/01/19	495	499,549
Series C, 5.50%, 07/01/19	140	141,372
Series D, 5.00%, 07/01/19	125	126,071
Massachusetts Clean Water Trust (The) RB 3.00%, 08/01/19	25	25,125
5.00%, 08/01/19	115	116,331
5.25%, 08/01/19	610	617,558
Series 14, 5.00%, 08/01/19	75	75,868
Series 15A, 5.00%, 08/01/19	265	268,066
Series A, 5.25%, 08/01/19	690	698,549
Massachusetts Development Finance Agency RB, Series S, 5.00%, 07/01/19	65	65,557
Massachusetts Port Authority RB
Series B, 5.00%, 07/01/19	10	10,085
Series C, 5.00%, 07/01/19	100	100,852

Security	Par (000)	Value

Massachusetts (continued)

Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/19	$200	$201,854
Series B, 5.00%, 08/15/19	1,400	1,418,116
Series C, 5.00%, 08/15/19 (ETM)	155	157,010
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/19	800	809,256
Series J, 5.25%, 08/01/19 (AGM)	70	70,867

		10,515,238

Michigan — 0.1%
Michigan State University RB, Series A, 4.00%, 08/15/19	260	262,371

Minnesota — 1.9%
Metropolitan Council GO
Series B, 5.00%, 09/01/19	175	177,552
Series E, 5.00%, 09/01/19	250	253,645
State of Minnesota 911 Services Revenue RB, 5.00%, 06/01/19	100	100,580
State of Minnesota COP, 5.00%, 06/01/19	125	125,710
State of Minnesota GO
5.00%, 08/01/19	780	789,103
5.00%, 08/01/19 (ETM)	5	5,058
Series A, 5.00%, 08/01/19	900	910,503
Series C, 5.00%, 08/01/19	345	349,026
Series D, 5.00%, 08/01/19	865	875,094
Series D, 5.00%, 08/01/19 (ETM)	5	5,057
Series E, 4.00%, 08/01/19	190	191,594
Series E, 5.00%, 08/01/19	445	450,193
Series F, 4.00%, 08/01/19	165	166,385
Series G, 5.00%, 08/01/19	60	60,700
State of Minnesota RB, Series A, 5.00%, 06/01/19	300	301,740
University of Minnesota RB, Series A, 4.00%, 09/01/19	615	621,181

		5,383,121

Missouri — 0.3%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/19	140	141,606
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/19	150	151,290
5.25%, 07/01/19	160	161,473
Series B, 5.00%, 07/01/19	525	529,515

		983,884

Montana — 0.0%
Montana Department of Transportation RB, 4.00%, 06/01/19	110	110,433

Nebraska — 0.2%
City of Lincoln NE Water Revenue RB, 4.00%, 08/15/19	85	85,775
Nebraska Public Power District RB, 5.00%, 07/01/19	175	176,465
University of Nebraska Facilities Corp. RB, 4.00%, 08/15/19	385	388,511

		650,751

Nevada — 2.9%
Clark County School District GOL
Series A, 5.00%, 06/15/19	1,035	1,042,111
Series B, 5.00%, 06/15/19	590	594,053
Series C, 5.00%, 06/15/19	50	50,343
Clark County Water Reclamation District GOL 5.00%, 07/01/19	360	363,059
Series A, 5.25%, 07/01/34 (PR 07/01/19)	1,400	1,413,006
Series A, 5.25%, 07/01/38 (PR 07/01/19)	700	706,503

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark Department of Aviation RB
5.00%, 07/01/19	$110	$110,880
Series C, 5.00%, 07/01/19	240	241,920
Series D, 4.50%, 07/01/19	185	186,262
County of Clark NV GOL 5.00%, 06/01/19	120	120,676
Series A, 5.00%, 07/01/19	935	942,947
Series B, 4.00%, 07/01/19	50	50,303
County of Clark NV RB 4.00%, 07/01/19	745	749,433
5.00%, 07/01/19	340	342,856
Series B, 5.00%, 07/01/19	350	352,975
Nevada System of Higher Education RB, Series B, 4.00%, 07/01/19	200	201,184
State of Nevada GOL
5.00%, 06/01/19	30	30,169
5.00%, 08/01/19	155	156,762
Series A, 5.00%, 08/01/19	100	101,137
Series B, 5.00%, 08/01/19	115	116,308
Series C, 5.00%, 06/01/19	200	201,126
Series C, 5.00%, 08/01/19	125	126,421

		8,200,434

New Hampshire — 0.4%
New Hampshire Municipal Bond Bank RB, Series A, 5.00%, 08/15/19	715	724,195
State of New Hampshire GO, Series B, 4.00%, 06/01/19	250	251,017
State of New Hampshire RB, 5.00%, 09/01/19	210	212,877

		1,188,089

New Jersey — 2.6%
New Jersey Building Authority RB
Series A, 5.00%, 06/15/19	135	135,894
Series A, 5.00%, 06/15/19 (ETM)	15	15,104
New Jersey Economic Development Authority RB 0.00%, 07/01/19 (NPFGC)(a)	55	54,700
4.00%, 06/15/19	50	50,207
5.00%, 06/15/19	115	115,746
5.25%, 09/01/19	25	25,355
5.25%, 09/01/19 (ETM)	75	76,120
Series DDD, 5.00%, 06/15/19	400	402,648
Series PP, 5.00%, 06/15/19	520	523,442
Series UU, 4.00%, 06/15/19	50	50,231
Series UU, 5.00%, 06/15/19	160	161,059
Series XX, 5.00%, 06/15/19 (SAP)	250	251,655
New Jersey Educational Facilities Authority RB
Series B, 4.00%, 07/01/19	450	452,844
Series B, 4.75%, 07/01/19	420	423,427
New Jersey Infrastructure Bank RB 5.25%, 09/01/19	80	81,269
Series C, 5.00%, 09/01/19	25	25,371
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/19 (SAP)	100	100,662
Series A-1, 5.00%, 06/15/19	690	694,423
Series AA, 5.00%, 06/15/19	1,115	1,122,381
Series B, 5.00%, 06/15/19	100	100,662
State of New Jersey COP, Series A, 5.00%, 06/15/19, (ETM)	25	25,176
State of New Jersey GO 5.00%, 06/01/19	510	512,717
5.00%, 08/01/19	135	136,454
Series H, 5.25%, 07/01/19	1,360	1,371,778

Security	Par (000)	Value

New Jersey (continued)
Series L, 5.25%, 07/15/19 (AMBAC)	$245	$247,599
Series N, 5.50%, 07/15/19 (NPFGC)	65	65,736
Series Q, 5.00%, 08/15/19	255	258,070

		7,480,730

New Mexico — 1.2%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/19	200	201,700
City of Albuquerque NM GO, Series A, 4.00%, 07/01/19	135	135,824
City of Albuquerque NM RB, Series B, 5.00%, 07/01/19	35	35,299
New Mexico Finance Authority RB
4.00%, 06/15/19	955	959,871
5.00%, 06/15/19	75	75,533
Series C, 5.00%, 06/01/19	175	176,003
Series D, 5.00%, 06/01/19	405	407,321
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/19	555	559,756
Series B, 4.00%, 07/01/19	250	251,530
Series B, 5.00%, 07/01/19	650	655,492

		3,458,329

New York — 7.1%
City of New York NY GO
Series 1, 5.00%, 08/01/19	785	794,028
Series A, 5.00%, 08/01/19	1,305	1,320,007
Series A-1, 5.00%, 08/01/19	515	520,922
Series B, 4.00%, 08/01/19	465	468,822
Series B, 5.00%, 08/01/19	1,115	1,127,823
Series C, 4.00%, 08/01/19	620	625,096
Series D, 5.00%, 08/01/19	345	348,967
Series E, 4.00%, 08/01/19	140	141,151
Series E, 5.00%, 08/01/19	1,280	1,294,721
Series G, 4.00%, 08/01/19	500	504,110
Series G, 5.00%, 08/01/19	175	177,013
Series H, 5.00%, 08/01/19	155	156,783
Series I, 4.00%, 08/01/19	150	151,233
Series I, 5.00%, 08/01/19	590	596,785
Series J, 5.00%, 08/01/19	2,070	2,093,805
Series K, 4.00%, 08/01/19	200	201,644
Series K, 5.00%, 08/01/19	605	611,957
Subseries I-1, 5.00%, 08/01/19 (ETM)	5	5,057
County of Orange NY GOL, Series B, 4.00%, 07/01/19	50	50,326
County of Westchester NY GOL, Series B, 5.00%, 07/01/19	115	116,033
Long Island Power Authority RB, 0.00%, 06/01/19 (AGM)(a)	120	119,694
Monroe County Industrial Development Corp./NY RB, Series A, 5.00%, 07/01/19	115	116,004
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 5.00%, 07/15/19 (ETM) (SAW)	100	100,975
Series S-1, 4.00%, 07/15/19 (ETM) (SAW)	335	337,462
Series S-1A, 4.00%, 07/15/19 (ETM) (SAW)	200	201,470
Series S-1A, 5.00%, 07/15/19 (ETM) (SAW)	400	404,076
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19 (ETM)	100	101,177
Series A-1, 4.00%, 08/01/19	165	166,363
Series A-1, 5.00%, 08/01/19	330	333,808
Series A-3, 5.00%, 08/01/19 (ETM)	155	156,824
Series B-1, 5.00%, 08/01/19	415	419,789

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System RB
Series BB, 5.00%, 06/15/19	$130	$130,924
Series EE, 5.00%, 06/15/19	645	649,586
Series GG, 5.00%, 06/15/19	100	100,711
New York State Dormitory Authority RB
3.00%, 07/01/19	150	150,531
5.00%, 07/01/19	470	474,206
5.00%, 07/01/19 (SAP)	380	383,412
5.50%, 07/01/19 (NPFGC)	130	131,304
Series A, 3.50%, 07/01/19	75	75,395
Series A, 5.00%, 07/01/19	770	776,780
Series D, 3.50%, 06/15/19	220	220,891
Series D, 4.50%, 06/15/19	380	382,307
Series D, 5.00%, 06/15/19	110	110,778
Series E, 5.00%, 08/15/19	400	405,160
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19	745	750,349
Series A, 5.00%, 06/15/19	1,145	1,153,221
Series A, 5.00%, 08/15/19	150	151,964
Port Authority of New York & New Jersey RB, Fifth Series, 5.20%, 09/01/19	115	116,786
Town of Hempstead NY GOL, 4.00%, 08/15/19	200	201,928

		20,130,158

North Carolina — 1.8%
City of Charlotte NC GO
Series A, 5.00%, 07/01/19	355	358,071
Series C, 5.00%, 06/01/19	50	50,287
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19	130	130,806
Series B, 4.00%, 07/01/19	20	20,124
Series B, 5.00%, 07/01/19	305	307,638
City of Durham NC GO, Series C, 5.00%, 07/01/19	115	115,995
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	55	55,337
Series A, 5.00%, 06/01/19	310	311,770
City of Raleigh NC GO, Series A, 5.00%, 09/01/19	65	65,942
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 4.00%, 06/01/19	100	100,409
County of Buncombe NC RB
5.00%, 06/01/19	190	191,085
Series A, 5.00%, 06/01/19	210	211,199
County of Forsyth NC GO, Series E, 4.00%, 07/01/19	175	176,085
County of Mecklenburg NC GO
Series A, 4.00%, 08/01/19	280	282,321
Series A, 5.00%, 08/01/19	130	131,504
Series A, 5.00%, 09/01/19	700	710,150
County of New Hanover NC GO
5.00%, 06/01/19	50	50,287
Series A, 4.00%, 08/01/19	70	70,580
Series A, 5.00%, 08/01/19	25	25,289
North Carolina Turnpike Authority RB, 5.00%, 07/01/19	100	100,862
State of North Carolina GO
Series A, 5.00%, 06/01/19	775	779,495
Series B, 5.00%, 06/01/19	525	528,045
State of North Carolina RB, Series C, 5.00%, 05/01/19	115	115,323
Town of Cary NC GO, Series B, 4.00%, 06/01/19	110	110,451

		4,999,055

Security	Par (000)	Value

Ohio — 2.5%
City of Columbus OH GO
Series 1, 5.00%, 07/01/19	$370	$373,171
Series 2012-3, 5.25%, 08/15/19	150	152,061
Series A, 5.00%, 06/01/19	100	100,568
Series A, 5.00%, 07/01/19	200	201,714
Series A, 5.00%, 08/15/19	470	476,025
City of Columbus OH GOL, Series B, 3.00%, 07/01/19	200	200,734
County of Franklin OH GOL, 1.50%, 06/01/19	110	109,998
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/19	250	251,420
Miami University/Oxford OH RB, 5.00%, 09/01/19	245	248,541
Ohio State University (The) RB, Series A, 5.00%, 06/01/19	125	125,707
Ohio State Water Development Authority RB, Series B, 5.00%, 06/01/19	110	110,628
Ohio Water Development Authority RB
5.00%, 06/01/19	745	749,254
Series C, 5.00%, 06/01/19	245	246,399
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/19	175	175,999
5.25%, 06/01/19	135	135,826
State of Ohio Department of Administration COP, 5.00%, 09/01/19	100	101,412
State of Ohio GO
5.00%, 08/01/19	55	55,627
5.00%, 09/01/19	295	299,216
Series A, 4.50%, 08/01/19	225	227,196
Series A, 5.00%, 08/01/19	450	455,130
Series B, 5.00%, 06/15/19	35	35,245
Series B, 5.00%, 08/01/19	885	895,089
Series B, 5.00%, 09/01/19	1,125	1,141,076
Series C, 5.00%, 08/01/19	100	101,140
University of Cincinnati RB, Series C, 5.00%, 06/01/19	35	35,191

		7,004,367

Oklahoma — 0.7%
County of Oklahoma OK GOL, Series A, 3.00%, 08/01/19	100	100,501
Grand River Dam Authority RB, Series A, 4.00%, 06/01/19	405	406,567
Oklahoma Capital Improvement Authority RB
Series A, 2.00%, 07/01/19	50	50,060
Series A, 5.00%, 07/01/19	265	267,266
Series B, 5.00%, 07/01/19	295	297,522
Series C, 5.00%, 07/01/19	160	161,368
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/19	135	136,154
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/19	485	489,205

		1,908,643

Oregon — 1.6%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/19	175	175,990
Series A, 5.00%, 08/01/19	170	171,945
City of Salem OR GO, 5.00%, 06/01/19	105	105,594
City of Salem OR GOL, 4.00%, 06/01/19	455	456,838
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/19 (NPFGC, GTD)(a)	230	229,262
Clackamas County School District No. 86 Canby GO, Series A, 4.00%, 06/15/19 (GTD)	50	50,248
County of Washington OR GOL, 5.00%, 06/01/19	200	201,136
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 06/15/19 (GTD)	55	55,387

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Lane County School District No. 4J Eugene GO, 4.00%, 06/15/19 (GTD)	$70	$70,351
Metro/OR GO 4.00%, 06/01/19	450	451,822
5.00%, 06/01/19	325	326,846
Series A, 5.00%, 06/01/19	20	20,114
Port of Portland OR Airport RB, Series 23, 5.00%, 07/01/19	190	191,634
Portland Community College District GO, 5.00%, 06/15/19	490	493,435
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/19 (GTD)(a)	255	254,171
State of Oregon GO 5.00%, 08/01/19	975	986,154
Series B, 5.00%, 08/01/19	20	20,229
Series O, 5.00%, 08/01/19	100	101,144
Tri-County Metropolitan Transportation District of Oregon RB,
Series A, 5.00%, 09/01/19	70	71,006
Washington & Multnomah Counties School District No. 48J Beaverton GO, Series B, 4.00%, 06/15/19 (GTD)	100	100,502

		4,533,808

Pennsylvania — 2.4%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 4.10%, 06/15/19	125	125,629
Series A, 5.00%, 06/15/19	100	100,684
Commonwealth of Pennsylvania GO
First Series, 5.00%, 06/01/19	65	65,361
First Series, 5.00%, 07/01/19	805	811,738
First Series, 5.00%, 08/15/19	150	151,878
Second Series, 5.00%, 07/01/19	770	776,445
Series D, 5.00%, 08/15/19	375	379,695
Third Series, 5.38%, 07/01/19 (NPFGC)	1,450	1,463,470
County of Bucks PA GO, 5.00%, 06/01/19	75	75,426
County of Butler PA GO, 5.00%, 07/15/19	105	106,027
County of Chester PA GO
Series C, 5.00%, 07/15/19	85	85,844
Series C, 5.00%, 07/15/19 (ETM)	5	5,050
Delaware County Authority RB, 5.00%, 08/01/19	350	353,934
Delaware River Joint Toll Bridge Commission RB, Series A, 5.50%, 07/01/19 (NPFGC)	100	100,978
Pennsylvania Higher Educational Facilities Authority RB
Series A, 5.00%, 09/01/19 (ETM)	260	263,780
Series AJ, 5.00%, 06/15/19	140	140,955
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/19	1,155	1,163,142
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 06/01/19 (AGC)	150	150,810
Series B, 4.00%, 06/01/19	100	100,377
Series B, 5.00%, 06/01/19	125	125,675
Pittsburgh School District GO, Series A, 5.00%, 09/01/19 (AGM)	100	101,433

		6,648,331

Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/19	100	100,682
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/19	125	126,791
State of Rhode Island GO 5.00%, 08/01/19	600	606,864
Series A, 5.00%, 08/01/19	300	303,432

		1,137,769

Security	Par (000)	Value

South Carolina — 0.8%
County of Charleston SC GO, Series A, 5.50%, 08/01/19	$50	$50,657
South Carolina State Ports Authority RB, 5.00%, 07/01/19, (ETM)	150	151,263
State of South Carolina GO 5.00%, 08/01/19 (SAW)	1,850	1,871,460
Series A, 5.00%, 06/01/19	300	301,725
Series A, 5.00%, 07/01/19 (SAW)	20	20,173

		2,395,278

Tennessee — 1.2%
City of Memphis TN GO
Series D, 3.63%, 07/01/19	100	100,518
Series D, 5.00%, 07/01/19	140	141,197
County of Blount TN GO, Series B, 5.00%, 06/01/19	200	201,132
County of Sumner TN GO, 5.00%, 06/01/19	40	40,226
Metropolitan Government of Nashville & Davidson County TN GO, Series D, 4.00%, 07/01/19	770	774,697
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/19	220	221,848
Metropolitan Nashville Airport Authority (The) RB, Series A, 5.25%, 07/01/19 (AGC)	150	151,374
State of Tennessee GO
Series A, 5.00%, 08/01/19	565	571,537
Series A, 5.00%, 09/01/19	175	177,538
Series B, 4.00%, 08/01/19	1,000	1,008,290

		3,388,357

Texas — 8.4%
Austin Community College District GOL 3.00%, 08/01/19	295	296,440
5.00%, 08/01/19	145	146,659
Austin Independent School District GO 5.00%, 08/01/19 (PSF)	540	546,156
Series A, 4.00%, 08/01/19 (PSF)	270	272,192
Series B, 5.00%, 08/01/19	150	151,721
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/19 (AMBAC)(a)	90	89,435
Series A, 0.00%, 08/15/19 (ETM) (AMBAC)(a)	25	24,856
City of Arlington TX GOL, 3.00%, 08/15/19	270	271,472
City of Austin TX GOL 5.00%, 09/01/19	1,270	1,288,251
Series A, 5.00%, 09/01/19	135	136,940
City of Brownsville TX Utilities System Revenue RB, 5.00%, 09/01/19	100	101,404
City of Corpus Christi TX Utility System Revenue RB, 5.00%, 07/15/19	355	358,390
City of El Paso TX GOL, 5.00%, 08/15/19	115	116,436
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/19	50	50,424
City of Houston TX RB, Series A, 5.25%, 09/01/19	75	76,042
City of Irving TX Waterworks & Sewer System Revenue RB, 5.00%, 08/15/19	20	20,258
City of Leander TX GOL, 5.00%, 08/15/19	450	455,652
City of Plano TX GOL, 5.00%, 09/01/19	600	608,622
City of San Antonio Texas GOL 4.00%, 08/01/19	75	75,607
Series A, 5.00%, 08/01/19	210	212,388
City of San Antonio TX GOL, 5.00%, 08/01/19	105	106,194
College Station Independent School District GO, 5.00%, 08/15/19 (PSF)	1,250	1,265,937

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Bexar TX GOL 5.00%, 06/15/19	$515	$518,579
Series A, 4.50%, 06/15/19	20	20,119
Series A, 5.00%, 06/15/19	150	151,042
County of Denton TX GOL, 4.00%, 07/15/19	195	196,359
County of Harris TX GO, Series C, 5.25%, 08/15/19 (AGM)	25	25,339
County of Harris TX GOL, Series C, 5.25%, 08/15/19	70	70,949
County of Harris TX RB
Series A, 5.00%, 08/15/19	380	384,788
Series C, 5.00%, 08/15/19	450	455,670
County of Tarrant TX GOL, 5.00%, 07/15/19	455	459,518
Dallas Independent School District GO, 5.00%, 08/15/19 (PSF)	220	222,805
Denton Independent School District GO 4.00%, 08/15/19 (PSF)	85	85,772
5.00%, 08/15/19 (PSF)	125	126,594
Eanes Independent School District GO, 4.00%, 08/01/19 (PSF)	70	70,568
El Paso Independent School District GO, 5.00%, 08/15/19 (PSF)	40	40,510
Fort Bend Independent School District GO, 5.00%, 08/15/19 (PSF)	130	131,657
Frisco Independent School District GO 5.00%, 08/15/19 (PSF)	200	202,550
Series B, 5.00%, 08/15/19 (PSF)	245	248,124
Grapevine-Colleyville Independent School District GO
Series A, 4.00%, 08/15/19	165	166,505
Series A, 5.00%, 08/15/19 (PSF)	110	111,403
Series B, 4.00%, 08/15/19	55	55,502
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/19	100	101,260
Keller Independent School District/TX GO, 0.00%, 08/15/19 (PSF)(a)	50	49,710
Klein Independent School District GO, Series A, 4.00%, 08/01/19 (PSF)	165	166,340
Leander Independent School District GO
4.00%, 08/15/19 (PSF)	755	761,855
Series D, 0.00%, 08/15/19 (PSF)(a)	50	49,710
Lewisville Independent School District GO
Series A, 4.00%, 08/15/19 (PSF)	255	257,315
Series A, 5.00%, 08/15/19 (PSF)	480	486,120
Series B, 4.00%, 08/15/19	240	242,189
Mesquite Independent School District GO
Series B, 4.00%, 08/15/19 (PSF)	165	166,498
Series B, 5.00%, 08/15/19 (PSF)	10	10,128
North East Independent School District/TX GO 5.00%, 08/01/19 (PSF)	500	505,700
Series A, 5.00%, 08/01/19 (PSF)	320	323,648
North Texas Municipal Water District RB 4.00%, 06/01/19	85	85,343
5.00%, 06/01/19	440	442,478
North Texas Municipal Water District Water System Revenue RB 5.00%, 09/01/19	550	557,881
5.25%, 09/01/19	240	243,686
Northside Independent School District GO 4.00%, 08/15/19 (PSF)	100	100,908
5.00%, 08/15/19 (PSF)	650	658,287

Security	Par (000)	Value

Texas (continued)
Permanent University Fund - Texas A&M University System RB
4.00%, 07/01/19	$125	$125,765
5.00%, 07/01/19	135	136,157
Series A, 5.00%, 07/01/19	460	463,942
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/19	100	100,857
Series B, 5.00%, 07/01/19	200	201,714
Round Rock Independent School District GO 4.00%, 08/01/19	300	302,457
5.00%, 08/01/19 (PSF)	140	141,596
Series A, 5.00%, 08/01/19	175	177,007
Seguin Independent School District GO, 5.00%, 08/15/19 (PSF)	125	126,594
Socorro Independent School District GO 4.00%, 08/15/19 (PSF)	170	171,544
Series A, 5.00%, 08/15/19 (PSF)	110	111,403
South San Antonio Independent School District/TX GO, 5.00%, 08/15/19 (PSF)	100	101,275
State of Texas GO 5.00%, 08/01/19	60	60,680
Series B, 5.00%, 08/01/19	590	596,690
Series C, 5.00%, 08/01/19	180	182,041
Series C-1, 5.00%, 08/01/19	100	101,134
Series E, 4.50%, 08/01/19	335	338,249
Series E, 5.00%, 08/01/19	250	252,835
Series F, 5.00%, 08/01/19	100	101,134
Tarrant Regional Water District RB 5.00%, 09/01/19	265	268,774
6.00%, 09/01/19	200	203,670
Texas Water Development Board RB 4.00%, 08/01/19	800	806,528
Subseries A-1, 4.00%, 07/15/19	385	387,795
University of Texas System (The) RB 5.00%, 08/15/19	275	278,506
Series A, 4.00%, 08/15/19	515	519,676
Series A, 5.00%, 08/15/19	280	283,570
Series B, 4.00%, 08/15/19	125	126,135
Series B, 5.00%, 08/15/19	500	506,375
Series C, 5.00%, 08/15/19	650	658,287
Series D, 4.25%, 08/15/19	370	373,700

		23,830,975

Utah — 0.5%
Intermountain Power Agency RB, Series A, 5.00%, 07/01/19	465	468,976
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/19	110	110,943
State of Utah GO 5.00%, 07/01/19	100	100,880
Series C, 5.00%, 07/01/19	225	226,980
University of Utah (The) RB
Series A, 5.00%, 08/01/19 (SAP)	300	303,411
Series B, 5.00%, 08/01/19	100	101,137
Utah Transit Authority RB
Series A, 5.25%, 06/15/19 (AGM)	80	80,602
Series C, 5.25%, 06/15/19 (AGM)	70	70,527

		1,463,456

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont — 0.3%
State of Vermont GO
Series B, 5.00%, 08/15/19	$680	$688,745
Series F, 5.00%, 08/15/19	50	50,643

		739,388

Virginia — 3.4%
City of Alexandria VA GO, Series A, 4.50%, 06/15/19 (SAW)	50	50,309
City of Newport News VA GO
Series B, 5.00%, 07/01/19	365	368,157
Series C, 5.00%, 09/01/19 (SAW)	100	101,450
City of Richmond VA GO
Series B, 5.00%, 07/15/19	250	252,495
Series C, 4.00%, 07/15/19 (SAW)	275	276,963
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/19	300	301,728
Series B, 5.00%, 06/01/19	115	115,662
Series D, 5.00%, 06/01/19	280	281,613
County of Arlington VA GO
Series A, 4.00%, 08/01/19 (SAW)	150	151,244
Series A, 5.00%, 08/01/19	725	733,388
Series C, 4.00%, 08/15/19	75	75,695
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/19	120	121,201
Hampton Roads Sanitation District RB, 5.00%, 08/01/19	150	151,721
Virginia Beach Development Authority RB, Series B, 5.00%, 07/15/19	100	100,998
Virginia College Building Authority RB 5.00%, 09/01/19	350	354,970
Series 2, 5.00%, 09/01/19	300	304,260
Series A, 5.00%, 09/01/19	210	212,982
Series B, 5.00%, 09/01/19	1,195	1,211,969
Series B, 5.00%, 09/01/24 (PR 09/01/19)	135	136,963
Virginia Public Building Authority RB
Series 2013A, 5.00%, 08/01/19	130	131,487
Series A, 5.00%, 08/01/19	525	531,006
Series B, 4.00%, 08/01/19	50	50,408
Series B, 5.00%, 08/01/27 (PR 08/01/19) (SAP)	250	252,900
Series D, 5.00%, 08/01/19	150	151,716
Virginia Public School Authority RB 4.00%, 08/01/19 (SAW)	325	327,704
5.00%, 08/01/19	190	192,204
5.00%, 08/01/19 (ETM)	10	10,111
Series A, 5.00%, 08/01/19 (SAW)	1,390	1,406,124
Series B, 4.00%, 08/01/19 (SAW)	225	226,872
Series C, 4.00%, 08/01/19 (SAW)	385	388,203
Series C, 5.00%, 08/01/19 (SAW)	580	586,728

		9,559,231

Washington — 7.9%
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/19	300	301,836
City of Seattle WA GOL
Series A, 5.00%, 06/01/19	1,295	1,302,394
Series B, 5.00%, 08/01/19	440	445,091
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 07/01/19	330	332,838
Series A, 5.00%, 06/01/19	175	175,994
City of Seattle WA Water System Revenue RB, Series B, 4.50%, 08/01/19	185	186,819

Security	Par (000)	Value

Washington (continued)
County of King WA GOL 5.00%, 06/01/19	$1,315	$1,322,510
5.00%, 06/01/19 (ETM)	30	30,170
5.00%, 07/01/19	200	201,724
County of King WA Sewer Revenue RB, Series B, 4.00%, 07/01/19	250	251,537
County of Pierce WA GOL
Series A, 5.00%, 08/01/19	75	75,863
Series B, 4.00%, 08/01/19	150	151,233
Energy Northwest RB, Series A, 5.00%, 07/01/19	2,795	2,818,757
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/19 (GTD)	455	457,571
Port of Seattle WA RB
Series A, 5.25%, 07/01/19 (NPFGC)	375	378,472
Series B, 5.00%, 06/01/19	420	422,352
State of Washington COP 4.00%, 07/01/19	200	201,210
5.00%, 07/01/19	240	242,040
Series A, 5.00%, 07/01/19	95	95,807
Series B, 5.00%, 07/01/19	540	544,590
State of Washington GO 4.00%, 07/01/19	755	759,643
5.00%, 07/01/19	1,345	1,356,567
Series 2010A, 5.00%, 08/01/19	100	101,150
Series 2010A, 5.00%, 08/01/31 (PR 08/01/19)	500	505,800
Series 2010B, 5.00%, 08/01/19	95	96,092
Series 2010B, 5.00%, 08/01/25 (PR 08/01/19)	350	354,060
Series 2010B, 5.00%, 08/01/26 (PR 08/01/19)	3,400	3,439,440
Series 2010C, 5.00%, 08/01/19	35	35,403
Series 2012-A, 5.00%, 07/01/19	105	105,903
Series 2013A, 5.00%, 08/01/19	75	75,863
Series A, 5.00%, 08/01/19	560	566,440
Series B, 5.00%, 07/01/19	595	600,117
Series B-2, 5.00%, 08/01/19	300	303,450
Series D, 5.00%, 07/01/19	175	176,505
Series R, 5.00%, 07/01/19	580	584,988
Series R-2015, 5.00%, 07/01/19	925	932,955
Series R-2015-C, 5.00%, 07/01/19	280	282,408
Series R-2015-D, 5.00%, 07/01/19	50	50,430
Series R-2018-B, 5.00%, 08/01/19	500	505,750
State of Washington RB, 5.00%, 09/01/19	1,270	1,287,983
Washington County School District No. 1 West Union GO, 4.00%, 06/15/19 (GTD)	165	165,828

		22,225,583

West Virginia — 0.3%
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/19	800	811,264
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/19	100	100,817

		912,081

Wisconsin — 3.0%
City of Milwaukee WI Sewerage System Revenue RB
Series S-1, 5.00%, 06/01/19	190	191,056
Series S-7, 5.00%, 06/01/19	310	311,724
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/19 (ETM)	65	65,263
Series 1, 5.00%, 06/01/19 (ETM)	1,995	2,006,332

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 06/01/19 (ETM)	$350	$351,988
Series 4, 5.00%, 06/01/19 (ETM)	165	165,937
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/19	1,640	1,649,266
State of Wisconsin RB, Series 1, 4.00%, 07/01/19	1,315	1,322,916
Wisconsin Department of Transportation RB 5.00%, 07/01/19	385	388,280
Series 1, 4.00%, 07/01/19	140	140,850
Series 1, 5.00%, 07/01/19	580	584,942
Series 2, 4.00%, 07/01/19	160	160,971
Series I, 5.00%, 07/01/19 (NPFGC)	985	993,392
WPPI Energy RB 5.00%, 07/01/19	115	115,943
Series A, 5.00%, 07/01/19	105	105,861

		8,554,721

Total Municipal Debt Obligations — 98.2% (Cost: $277,445,348)		277,277,547

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Liquidity Funds: MuniCash, 1.38%(d)(e)	2,307	$2,307,885

Total Short-Term Investments — 0.8% (Cost: $2,307,677)		2,307,885

Total Investments in Securities — 99.0% (Cost: $279,753,025)		279,585,432

Other Assets, Less Liabilities — 1.0%		2,820,065

Net Assets — 100.0%		$282,405,497

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18 (000)	Net Activity (000)	Shares Held at 03/31/19 (000)	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	1,739	568	2,307	$2,307,885	$9,606	$(6)	$208

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$277,277,547	$—	$277,277,547
Money Market Funds	2,307,885	—	—	2,307,885

	$2,307,885	$277,277,547	$—	$279,585,432

See notes to financial statements.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/20	$30	$30,603
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/20 Series A, 5.00%, 09/01/20	1,070 100	1,120,376 104,848
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/20	160	167,710
Auburn University RB, 5.00%, 06/01/20	20	20,792
City of Huntsville AL GO 4.00%, 09/01/20	235	243,188
Series A, 4.00%, 09/01/20	225	232,839
Series A, 5.00%, 08/01/20	40	41,837
State of Alabama GO, Series A, 5.00%, 08/01/20	985	1,030,094
University of Alabama (The) RB, Series A, 5.00%, 07/01/20	130	135,582

		3,127,869

Alaska — 0.2%
Municipality of Anchorage AK GO
Series B, 5.00%, 09/01/20	25	26,219
Series B, 5.00%, 09/01/20 (NPFGC)	130	136,340
State of Alaska GO
Series A, 4.00%, 08/01/20	370	381,885
Series A, 5.00%, 08/01/20	25	26,131
Series B, 5.00%, 08/01/20	210	219,500

		790,075

Arizona — 6.0%
Arizona Board of Regents COP
Series B, 5.00%, 06/01/20	65	67,475
Series C, 5.00%, 06/01/20	115	119,379
Arizona Department of Transportation State Highway Fund Revenue RB 3.50%, 07/01/20	450	461,070
Series A, 5.00%, 07/01/20	670	698,850
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/20	1,100	1,152,855
Arizona State University COP, 5.00%, 09/01/20	280	293,252
Arizona State University RB
Series A, 5.00%, 07/01/20	325	338,747
Series B, 5.00%, 07/01/20	500	521,150
Series C, 5.00%, 07/01/20	85	88,596
Arizona Transportation Board RB
4.00%, 07/01/20	520	535,995
5.00%, 07/01/20	480	500,668
Series A, 5.00%, 07/01/20	100	104,306
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,485	1,549,508
Series A, 5.00%, 07/01/23 (PR 07/01/20)	200	208,688
City of Chandler AZ Water & Sewer Revenue RB, 4.00%, 07/01/20	80	82,450
City of Flagstaff AZ GOL, Series B, 5.00%, 07/01/20	235	245,091
City of Mesa AZ RB, 5.00%, 07/01/20 (AGM)	25	26,020
City of Mesa AZ Utility System Revenue RB 4.00%, 07/01/20	25	25,766
5.00%, 07/01/20 (NPFGC)	75	78,221
City of Peoria AZ GOL, 4.00%, 07/15/20	100	103,158
City of Phoenix AZ GO, 4.00%, 07/01/20	1,450	1,494,413
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/20	200	206,126
City of Phoenix Civic Improvement Corp. RB 3.00%, 07/01/20	60	61,108
4.00%, 07/01/20	110	113,384

Security	Par (000)	Value

Arizona (continued)
5.00%, 07/01/20	$3,610	$3,765,446
5.25%, 07/01/20 (NPFGC)	130	135,998
Series A, 3.50%, 07/01/20	160	163,736
Series A, 5.00%, 07/01/20	440	458,674
Series B, 5.00%, 07/01/20	650	677,989
City of Scottsdale AZ GOL, 5.00%, 07/01/20	55	57,368
City of Tempe AZ GO, Series C, 5.00%, 07/01/20	40	41,718
City of Tempe AZ GOL
Series B, 4.00%, 07/01/20	160	164,901
Series B, 5.00%, 07/01/20	170	177,300
Series C, 4.00%, 07/01/20	180	185,513
City of Tucson AZ GOL, Series A, 4.00%, 07/01/20	115	118,522
County of Pima AZ RB, 5.00%, 07/01/20	415	432,870
County of Pima AZ Sewer System Revenue RB 5.00%, 07/01/20	125	130,383
5.00%, 07/01/20 (AGM)	150	156,459
5.00%, 07/01/20 (ETM) (AGM)	215	224,204
Series A, 5.00%, 07/01/20	440	458,946
Series B, 5.00%, 07/01/20	315	328,564
County of Pinal AZ RB, 5.00%, 08/01/20	25	26,131
Maricopa County Community College District GO 3.00%, 07/01/20	175	178,229
5.00%, 07/01/20	860	897,032
Series D, 4.00%, 07/01/20	570	587,533
Maricopa County High School District No. 210-Phoenix GO 5.00%, 07/01/20	160	166,870
5.25%, 07/01/20 (AGM)	160	167,301
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/20	240	250,243
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/20	165	170,013
Pima County Regional Transportation Authority RB, 5.00%, 06/01/20	50	52,005
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/20	755	787,420
State of Arizona COP, 5.00%, 09/01/20	370	387,778
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/20 (AGM)	80	83,445
University of Arizona RB 5.00%, 08/01/20	50	52,242
Series B, 4.00%, 06/01/20	115	118,222
Series B, 5.00%, 06/01/20	100	103,950
Yavapai County Community College District GOL, 3.00%, 07/01/20	150	152,749

		20,936,030

Arkansas — 0.3%
State of Arkansas GO, 4.00%, 06/15/20	845	869,868

California — 10.1%
91 Express Lanes Toll Road RB, 5.00%, 08/15/20	95	99,647
Acalanes Union High School District GO, 4.00%, 08/01/20	50	51,802
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/20 (AGM)(a)	200	195,924
California Educational Facilities Authority RB, 5.25%, 09/01/20 (AMBAC)	85	89,737
California State Public Works Board RB 5.00%, 06/01/20	365	379,808
5.00%, 09/01/20	150	157,380
Series A, 5.00%, 06/01/20	100	104,057
Series A, 5.00%, 09/01/20	470	493,124
Series D, 5.00%, 09/01/20	465	487,878

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 09/01/20	$155	$162,626
Series G, 5.00%, 09/01/20	150	157,380
Cerritos Community College District GO, Series A, 5.00%, 08/01/20	65	68,197
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	115	119,143
Chaffey Community College District GO, Series A, 5.00%, 06/01/20	95	99,091
City & County of San Francisco CA GO 5.00%, 06/15/20	50	52,225
Series R1, 5.00%, 06/15/20	540	564,024
City of Burbank CA Electric Revenue RB, Series A, 5.00%, 06/01/20	145	151,244
City of Los Angeles CA GO
Series A, 5.00%, 09/01/20	80	84,156
Series B, 5.00%, 09/01/20	485	510,196
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/20	130	134,070
Series A, 5.00%, 06/01/20	390	406,699
City of Pasadena CA Electric Revenue RB, Series A, 4.00%, 06/01/20	105	108,313
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/20	180	189,403
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/20	25	26,137
Clovis Unified School District GO, Series A, 0.00%, 08/01/20 (NPFGC)(a)	100	97,923
Coast Community College District GO 0.00%, 08/01/20 (NPFGC)(a)	125	122,469
Series A, 5.00%, 08/01/20	60	62,951
Contra Costa Community College District GO, 5.00%, 08/01/20	50	52,459
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/20 (AGM)(a)	40	39,190
Desert Community College District GO, 5.00%, 08/01/20	25	26,230
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/20	20	20,864
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/20	150	156,477
Series B, 4.00%, 06/01/20	140	144,432
Series B, 5.00%, 06/01/20	505	526,806
East Side Union High School District GO, 4.00%, 08/01/20	215	222,601
El Camino Community College District GO, 5.00%, 08/01/20	100	104,918
Foothill-De Anza Community College District GO 4.00%, 08/01/20	30	31,081
5.25%, 08/01/20 (NPFGC)	270	284,164
Fremont Unified School District/Alameda County CA GO, Series B, 5.00%, 08/01/20	20	20,984
Fremont Union High School District GO, Series A, 4.00%, 08/01/20	125	129,504
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/20(a)	25	24,461
Grossmont Union High School District GO, 4.00%, 08/01/20	25	25,901
Huntington Beach Union High School District GO, 5.00%, 08/01/20	130	136,393
Livermore-Amador Valley Water Management Agency RB, 5.00%, 08/01/20	75	78,689
Long Beach Community College District GO, Series B, 4.00%, 08/01/20	25	25,901
Long Beach Unified School District GO, 5.00%, 08/01/20	600	629,340

Security	Par (000)	Value

California (continued)
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/20	$275	$288,337
Series C, 5.00%, 08/01/20	65	68,153
Series F, 5.00%, 08/01/20	280	293,580
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/20	500	521,410
Series A, 5.00%, 07/01/20	555	580,452
Series B, 5.00%, 06/01/20	330	344,131
Series B, 5.00%, 07/01/20	245	256,236
Series C, 5.00%, 07/01/20	40	41,834
Los Angeles County Public Works Financing Authority RB, 5.00%, 08/01/20	270	283,279
Los Angeles Department of Water & Power System
Revenue RB
Series A, 4.00%, 07/01/20	175	180,757
Series A, 5.00%, 07/01/20	765	799,600
Series B, 5.00%, 07/01/20	10	10,452
Series C, 4.00%, 07/01/20	200	206,580
Series E, 5.00%, 07/01/20	300	313,569
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/20	495	517,389
Series B, 5.00%, 07/01/20	115	120,201
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/20	280	288,683
Series A, 5.00%, 07/01/20	1,440	1,502,381
Series A-1, 5.00%, 07/01/20	60	62,599
Series A-2, 4.00%, 07/01/20	50	51,551
Series B-1, 5.00%, 07/01/20	700	730,324
Series C, 5.00%, 07/01/20	1,070	1,116,352
Series KRY, 4.00%, 07/01/20	70	72,171
Los Gatos Union School District/CA GO, 4.00%, 08/01/20	45	46,621
Los Rios Community College District GO, 5.00%, 08/01/20	205	215,082
Marin Community College District GO, 4.00%, 08/01/20	150	155,404
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	525	549,013
Series C, 5.00%, 07/01/20	40	41,830
Series G, 5.00%, 07/01/20	165	172,547
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/20	250	263,060
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/20	100	105,224
Mount Diablo Unified School District/CA GO, Series B, 5.00%, 07/01/20	100	104,612
Newport Mesa Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	85	83,333
Oak Grove School District GO, Series B-1, 0.00%, 08/01/20(a)	75	73,413
Ohlone Community College District GO, 4.00%, 08/01/20	100	103,576
Palm Springs Unified School District GO, 5.00%, 08/01/20	40	41,940
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/20	175	181,305
Poway Unified School District GO, 5.00%, 08/01/20	110	115,410
Riverside County Flood Control & Water Conservation District RB, 5.00%, 09/01/20	75	78,918
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/20	105	109,509
Roseville Joint Union High School District GO, 4.00%, 08/01/20	100	103,603
Sacramento Municipal Utility District RB
Series B, 5.00%, 08/15/20	225	236,322
Series K, 5.90%, 07/01/20 (AMBAC)	185	195,538

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series X, 5.00%, 08/15/20	$215	$225,819
Series Y, 4.00%, 08/15/20	20	20,736
Series Y, 5.00%, 08/15/20	40	42,013
San Diego Community College District GO, 5.00%, 08/01/20	215	225,455
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/20	100	104,421
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 09/01/20, (ETM)	110	115,698
San Diego Public Facilities Financing Authority Water Revenue RB, Series A, 5.00%, 08/01/20	75	78,627
San Diego Unified School District/CA GO, Series R-3, 5.00%, 07/01/20	105	109,789
San Francisco Bay Area Rapid Transit District GO, Series C, 5.00%, 08/01/20	140	146,846
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 4.00%, 07/01/20	185	191,227
San Francisco Unified School District GO, Series E, 5.00%, 06/15/20	250	260,875
San Gabriel Unified School District GO, Series A, 5.00%, 08/01/20	75	78,689
San Jose Evergreen Community College District GO, Series A, 0.00%, 09/01/20 (AMBAC)(a)	210	205,510
San Jose Financing Authority RB, Series A, 5.00%, 06/01/20	120	125,167
San Mateo County Community College District GO 4.00%, 09/01/20	70	72,679
Series B, 0.00%, 09/01/20 (NPFGC)(a)	415	406,239
San Mateo Joint Powers Financing Authority RB, 5.00%, 06/15/20	125	130,561
San Mateo Union High School District GO, Series A, 5.00%, 09/01/20	410	431,418
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/20	325	336,622
Santa Clara Unified School District GO, 5.00%, 07/01/20	50	52,281
Santa Monica Community College District GO, 5.00%, 08/01/20	250	262,225
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	500	489,940
Sequoia Union High School District GO, 4.00%, 07/01/20	50	51,690
Sonoma County Junior College District GO, 4.00%, 08/01/20	110	113,963
Sonoma Valley Unified School District GO, Series B, 5.00%, 08/01/20	245	257,049
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/20	75	78,690
Southern California Public Power Authority RB 4.00%, 07/01/20	135	139,475
5.00%, 07/01/20	490	512,285
Series A, 5.00%, 07/01/20	440	460,011
State of California GO 4.00%, 09/01/20	750	776,985
5.00%, 08/01/20	3,410	3,570,270
5.00%, 09/01/20	3,430	3,601,226
Series B, 5.00%, 09/01/20	900	944,928
Tamalpais Union High School District GO, 5.00%, 08/01/20	30	31,475
Union Elementary School District GO, Series A, 0.00%, 09/01/20 (NPFGC)(a)	700	684,838
Ventura County Community College District GO 4.00%, 08/01/20	125	129,504
5.00%, 08/01/20	65	68,197
Whittier Union High School District GO, Series C, 4.00%, 08/01/20	110	113,963

Security	Par (000)	Value

California (continued)
William S Hart Union High School District GO, 4.00%, 09/01/20	$100	$103,827
Yosemite Community College District GO, 0.00%, 08/01/20 (AGM)(a)	165	161,538

		35,395,031

Colorado — 0.4%
City & County of Denver CO GO, Series D, 5.00%, 08/01/20, (ETM)	20	20,926
E-470 Public Highway Authority RB
Series A, 5.00%, 09/01/20	100	104,003
Series B, 0.00%, 09/01/20 (NPFGC)(a)	150	145,757
Regional Transportation District COP, Series A, 5.00%, 06/01/20	260	270,148
University of Colorado RB
Series A, 5.00%, 06/01/20	260	270,332
Series B, 5.00%, 06/01/20	505	525,069

		1,336,235

Connecticut — 1.4%
Connecticut State Health & Educational Facilities Authority RB
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	285	296,839
Series B, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	995	1,036,332
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 07/01/20	295	307,892
State of Connecticut GO 5.00%, 06/15/20	380	394,949
Series B, 5.25%, 06/01/20 (AMBAC)	510	530,884
Series C, 5.00%, 06/01/20	520	539,802
Series D, 5.00%, 06/15/20	205	213,065
Series E, 5.00%, 08/15/20	100	104,474
Series E, 5.00%, 09/01/20	200	209,236
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	455	474,783
Series A, 5.00%, 09/01/20	155	162,158
Series B, 5.00%, 09/01/20	335	350,470
Town of Darien CT GO, 4.00%, 08/01/20	40	41,371
University of Connecticut RB, Series A, 5.00%, 08/15/20	95	99,330

		4,761,585

Delaware — 1.2%
County of New Castle DE GO
Series A, 5.00%, 07/15/20	375	391,646
Series B, 5.00%, 07/15/20	130	135,771
Delaware Transportation Authority RB 5.00%, 07/01/20	780	813,290
5.00%, 09/01/20	160	167,504
Series 2014, 5.00%, 07/01/20	350	364,938
State of Delaware GO 5.00%, 07/01/20	95	99,091
Series A, 4.00%, 08/01/20	150	154,920
Series A, 5.00%, 07/01/20	100	104,306
Series B, 5.00%, 07/01/20	2,000	2,086,120

		4,317,586

District of Columbia — 1.0%
District of Columbia GO 5.00%, 06/01/20	950	987,753
Series A, 5.00%, 06/01/20	325	337,916
Series B, 5.25%, 06/01/20 (AGM-CR, SGI)	305	317,996
Series B, 5.25%, 06/01/20 (SGI)	295	307,570
Series D, 5.00%, 06/01/20	1,005	1,044,939
Series E, 5.00%, 06/01/20	410	426,293

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/20	$100	$104,256

		3,526,723

Florida — 6.7%
County of Hillsborough FL RB, 5.00%, 08/01/20	175	183,011
County of Miami-Dade FL GO 4.00%, 07/01/20	165	170,138
5.00%, 07/01/20	130	135,582
Series A, 5.00%, 07/01/20	760	792,634
Series B, 5.00%, 07/01/20	205	213,803
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/20	405	422,751
County of Palm Beach FL GO 5.00%, 07/01/20	110	114,737
5.00%, 08/01/20	200	209,184
County of Palm Beach FL RB 4.00%, 06/01/20	125	128,575
5.00%, 06/01/20	465	483,642
Florida Department of Environmental Protection RB 5.00%, 07/01/20	1,235	1,287,562
Series A, 5.00%, 07/01/20	155	161,597
Series B, 5.00%, 07/01/20	240	250,214
Florida Department of Management Services RB, 5.00%, 09/01/20	100	104,877
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/20	370	386,424
Florida’s Turnpike Enterprise RB 5.00%, 07/01/20	50	52,134
Series A, 5.00%, 07/01/20	980	1,021,827
Series B, 5.00%, 07/01/20	720	750,730
Series C, 5.00%, 07/01/20	175	182,469
Hillsborough County School Board COP, Series A, 5.00%, 07/01/20	305	317,745
Jacksonville Transportation Authority RB, 5.00%, 08/01/20	250	261,412
Lee County School Board (The) COP, 5.00%, 08/01/20	80	83,565
Leon County School District RB, 5.00%, 09/01/20	325	340,382
Miami-Dade County Expressway Authority RB, Series A, 5.00%, 07/01/20	545	567,775
Orange County School Board COP, Series D, 5.00%, 08/01/20	480	501,586
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/20	335	349,087
Series B, 5.00%, 07/01/20	295	307,405
Palm Beach County School District COP
Series A, 5.00%, 08/01/20	325	339,482
Series B, 5.00%, 08/01/20	265	276,808
Series C, 5.00%, 08/01/20	210	219,358
Series D, 5.00%, 08/01/20	140	146,238
Pasco County School Board COP 5.00%, 08/01/20	200	208,832
Series A, 5.00%, 08/01/20	75	78,312
Reedy Creek Improvement District GOL 5.00%, 06/01/20	175	181,933
Series A, 5.00%, 06/01/20	865	899,271
Series B, 4.00%, 06/01/20	200	205,626
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	350	364,627
Series B, 5.00%, 07/01/20	460	479,223
Seminole County School Board COP, Series A, 5.00%, 07/01/20	50	52,090
St. Johns County School Board COP, 5.00%, 07/01/20	45	46,881

Security	Par (000)	Value

Florida (continued)
State of Florida Department of Transportation RB, 5.00%, 07/01/20	$60	$62,561
State of Florida GO
5.00%, 06/01/20	185	192,483
5.00%, 07/01/20	1,090	1,136,935
Series A, 5.00%, 06/01/20	1,520	1,581,483
Series A, 5.00%, 07/01/20	30	31,292
Series B, 4.00%, 07/01/20	175	180,383
Series B, 5.00%, 06/01/20	3,135	3,261,811
Series C, 5.00%, 06/01/20	320	332,944
Series D, 5.00%, 06/01/20	530	551,439
Series H, 5.00%, 06/01/20	80	83,236
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/20	835	870,638
Series E, 5.00%, 07/01/20	1,075	1,120,881
Series F, 5.00%, 07/01/20	485	505,700
Volusia County School Board COP, Series B, 5.00%, 08/01/20	85	88,788

		23,280,103

Georgia — 2.4%
Georgia State Road & Tollway Authority RB, Series B, 5.00%, 06/01/20	120	124,740
Gwinnett County School District GO, 5.00%, 08/01/20 (SAW)	1,020	1,067,114
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/20 (GTD)	325	339,924
Henry County School District GO, 5.00%, 08/01/20 (SAW)	35	36,607
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/20	350	365,071
Series A, 5.00%, 07/01/20 (NPFGC)	265	276,411
State of Georgia GO 5.00%, 07/01/20	600	626,064
Series A, 5.00%, 07/01/20	1,700	1,773,848
Series E-1, 4.00%, 07/01/20	640	659,930
Series E-2, 5.00%, 09/01/20	920	965,264
Series I, 4.00%, 07/01/20	235	242,318
Series I, 5.00%, 07/01/20	1,880	1,961,667

		8,438,958

Hawaii — 2.0%
City & County Honolulu HI Wastewater System Revenue RB, 3.00%, 07/01/20	190	193,411
City & County of Honolulu HI GO 5.00%, 09/01/20	85	89,096
Series A, 4.00%, 08/01/20	175	180,646
Series A, 4.00%, 08/01/20 (ETM)	30	30,956
Series B, 5.00%, 08/01/20	2,105	2,200,504
City & County of Honolulu HI Wastewater System Revenue RB, Series 2012B, 5.00%, 07/01/20	1,290	1,344,902
County of Hawaii HI GO, Series C, 5.00%, 09/01/20	15	15,723
County of Maui HI GO, 5.00%, 09/01/20	210	220,120
State of Hawaii Airports System Revenue RB, 5.25%, 07/01/20	200	209,050
State of Hawaii GO
Series EH, 5.00%, 08/01/20	790	826,166
Series EO, 4.00%, 08/01/20	670	691,882
Series EO, 5.00%, 08/01/20	440	460,143
Series EP, 5.00%, 08/01/20	340	355,565

		6,818,164

Idaho — 0.1%
Canyon County School District No. 131 Nampa GO, 4.00%, 08/15/20 (GTD)	115	118,849

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho (continued)
Idaho Housing & Finance Association RB, 5.00%, 07/15/20	$210	$218,883

		337,732

Illinois — 0.8%
Chicago Transit Authority RB, 5.00%, 06/01/20	200	206,792
Regional Transportation Authority RB
Series A, 5.50%, 07/01/20 (NPFGC)	40	41,821
Series A, 6.00%, 07/01/20 (NPFGC)	60	63,100
State of Illinois GO 4.00%, 09/01/20	175	178,868
5.00%, 07/01/20	775	799,877
5.00%, 08/01/20	195	201,620
5.00%, 08/01/20 (AGM)	50	51,778
State of Illinois RB 4.00%, 06/15/20	235	240,184
5.00%, 06/15/20	945	977,007
Second Series, 5.75%, 06/15/20 (NPFGC)	160	166,837

		2,927,884

Indiana — 0.9%
Ball State University RB
Series Q, 5.00%, 07/01/20	125	130,304
Series R, 5.00%, 07/01/20	275	286,668
City of Indianapolis Department of Public Utilities Gas Utility Revenue RB, Series C, 5.25%, 06/01/20 (AGC)	105	109,461
Indiana Finance Authority RB 5.25%, 07/01/20	215	224,675
Series C, 5.00%, 07/01/20	275	286,528
Series I, 5.00%, 07/01/20	25	26,048
Indiana University RB
Series A, 5.00%, 06/01/20	440	457,692
Series U, 5.00%, 08/01/20	65	67,985
Series V-1, 5.00%, 08/01/20	45	47,066
Series W-2, 5.00%, 08/01/20	315	329,465
Indianapolis Local Public Improvement Bond Bank RB
Series D, 5.00%, 06/01/20	50	52,011
Series K, 5.00%, 06/01/20	190	197,191
Purdue University RB
Series A, 4.00%, 07/01/20	500	515,380
Series A, 5.00%, 07/01/20	220	229,473
Series AA, 4.00%, 07/01/20	50	51,538
Series Y, 5.00%, 07/01/20	130	135,598
Series Z-1, 5.00%, 07/01/20	125	130,383

		3,277,466

Iowa — 0.8%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/20	715	743,750
City of Des Moines IA GO, Series A, 5.00%, 06/01/20	360	374,476
Iowa City Community School District RB, 5.00%, 06/01/20	75	77,953
Iowa Finance Authority RB
5.00%, 08/01/20	730	763,325
Series A, 5.00%, 08/01/20	300	313,695
State of Iowa RB 4.00%, 06/15/20	205	211,082
4.50%, 06/15/22 (PR 06/15/20)	100	103,536
5.00%, 06/15/20	235	244,762

		2,832,579

Kansas — 1.1%
City of Topeka KS GO, Series A, 5.00%, 08/15/20	50	52,349
City of Wichita KS GO
Series 811, 5.00%, 06/01/20	145	150,813
Series A, 4.00%, 09/01/20	55	56,908

Security	Par (000)	Value

Kansas (continued)
Johnson County Unified School District No. 232 De Soto GO Series A, 5.00%, 09/01/20	$210	$220,061
Series B, 5.00%, 09/01/20	150	157,187
Johnson County Unified School District No. 233 Olathe GO, Series C, 5.00%, 09/01/20	100	104,791
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/20	25	26,201
State of Kansas Department of Transportation RB
Series A, 3.13%, 09/01/20	10	10,226
Series A, 5.00%, 09/01/20	500	524,385
Series B, 5.00%, 09/01/20	860	901,942
Series C, 5.00%, 09/01/20	1,170	1,227,061
Wyandotte County Unified School District No. 500 Kansas City GO
4.00%, 09/01/20	250	258,495
5.25%, 09/01/20 (AGM)	75	78,854

		3,769,273

Kentucky — 0.1%
Kentucky State Property & Building Commission RB 4.00%, 08/01/20	60	61,839
5.00%, 08/01/20	55	57,406
5.50%, 08/01/20 (AMBAC)	10	10,503
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/20	205	213,387

		343,135

Louisiana — 1.0%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	105	109,036
St. Tammany Parish Sales Tax District No. 3 RB, 4.00%, 06/01/20	105	107,880
State of Louisiana GO
Series A, 5.00%, 08/01/20	250	261,310
Series A, 5.00%, 09/01/20	1,000	1,048,050
Series A, 5.00%, 09/01/23 (PR 09/01/20)	1,000	1,048,480
Series A, 5.00%, 09/01/28 (PR 09/01/20)	100	104,848
Series C, 4.00%, 07/15/20	140	144,349
Series C, 5.00%, 07/15/20	430	448,808
Series C, 5.00%, 08/01/20	100	104,524
State of Louisiana RB, Series A, 5.00%, 06/15/20	255	265,032

		3,642,317

Maine — 0.2%
Maine Municipal Bond Bank RB, Series A, 5.00%, 09/01/20	85	88,962
Maine Turnpike Authority RB, 5.00%, 07/01/20	165	172,064
State of Maine GO, Series B, 4.00%, 06/01/20	410	421,873

		682,899

Maryland — 5.6%
City of Baltimore MD RB 5.00%, 07/01/20	150	156,365
Series D, 5.00%, 07/01/20	700	730,058
City of Frederick MD GO, 5.00%, 09/01/20	700	734,041
County of Baltimore MD GO 4.00%, 08/01/20	235	242,675
5.00%, 08/01/20	1,015	1,061,467
Series B, 5.00%, 08/01/20	125	130,723
County of Frederick MD GO 4.00%, 08/01/20	25	25,820
5.00%, 08/01/20	700	732,144
County of Montgomery MD GO 5.00%, 07/01/20	750	782,392
Series A, 5.00%, 07/01/20	1,095	1,142,293
Series A, 5.00%, 08/01/20	200	209,210

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD GOL
Series A, 5.00%, 09/01/20	$250	$262,157
Series B, 4.00%, 07/15/20	420	433,264
Maryland State Transportation Authority RB 5.00%, 07/01/20	165	172,085
Series A, 5.00%, 07/01/20	280	292,023
State of Maryland Department of Transportation RB 5.00%, 06/01/20	95	98,831
5.00%, 09/01/20	1,775	1,861,833
State of Maryland GO 5.00%, 08/01/20	265	277,097
Second Series E, 4.50%, 08/01/20	1,520	1,579,417
Series A, 5.00%, 08/01/20	1,330	1,390,715
Series B, 5.00%, 08/01/20	1,975	2,065,159
Series C, 5.00%, 08/01/20	1,950	2,039,017
Series C, 5.25%, 08/01/20	1,000	1,048,930
Washington Suburban Sanitary Commission GO 5.00%, 06/01/20	1,495	1,554,770
Second Series, 5.00%, 06/01/20	350	363,993
Series A, 4.00%, 06/01/20	175	179,986

		19,566,465

Massachusetts — 5.6%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/20	1,760	1,833,110
Commonwealth of Massachusetts GO, Series A, 5.25%, 08/01/20 (AMBAC)	565	592,951
Commonwealth of Massachusetts GOL
Series A, 5.25%, 08/01/20	305	320,088
Series A, 5.25%, 08/01/20 (AGM)	550	577,209
Series B, 3.00%, 08/01/20	100	101,994
Series B, 4.00%, 08/01/20	50	51,653
Series B, 4.00%, 06/01/28 (PR 06/01/20)	350	360,175
Series B, 5.00%, 08/01/20	1,055	1,103,730
Series B, 5.00%, 06/01/25 (PR 06/01/20)	2,430	2,528,585
Series B, 5.00%, 08/01/25 (PR 08/01/20)	135	141,253
Series B, 5.25%, 08/01/20	895	939,276
Series B, 5.25%, 09/01/20 (AGM)	160	168,406
Series C, 5.00%, 07/01/20	40	41,733
Series C, 5.00%, 08/01/20	1,380	1,443,742
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	700	693,721
Series D, 5.50%, 08/01/20	20	21,055
Series E, 5.00%, 09/01/20	445	466,832
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	620	646,778
Series A, 5.25%, 07/01/20	315	329,575
Series B, 5.25%, 07/01/20	1,915	2,003,608
Series C, 5.00%, 07/01/20	565	589,402
Series C, 5.50%, 07/01/20	55	57,714
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	490	512,697
5.25%, 08/01/20	290	304,384
Series 15A, 5.00%, 08/01/20	450	470,844
Massachusetts Port Authority RB, Series C, 5.00%, 07/01/20	45	46,926
Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/20	345	356,785
Series B, 5.00%, 08/15/20	1,060	1,110,530
Series C, 5.00%, 08/15/20 (ETM)	405	424,306
Massachusetts Water Resources Authority RB 5.50%, 08/01/20 (AGM)	725	763,345
5.50%, 08/01/20 (ETM) (AGM)	20	21,044

Security	Par (000)	Value

Massachusetts (continued)
Series A, 4.00%, 08/01/20 (ETM)	$35	$36,162
Series A, 5.00%, 08/01/40 (PR 08/01/20)	600	627,390
Series J, 5.50%, 08/01/20 (ETM) (AGM)	30	31,566

		19,718,569

Michigan — 0.1%
Michigan State University RB, Series A, 5.00%, 08/15/20	205	214,657

Minnesota — 2.5%
Metropolitan Council GO
Series D, 5.00%, 09/01/20	125	131,186
Series E, 5.00%, 09/01/20	250	262,372
State of Minnesota GO 5.00%, 08/01/20	960	1,004,208
5.00%, 08/01/20 (ETM)	5	5,225
Series A, 5.00%, 08/01/20	455	475,954
Series B, 4.00%, 08/01/20	225	232,409
Series B, 5.00%, 08/01/20	2,695	2,819,104
Series D, 5.00%, 08/01/20	2,065	2,160,093
Series D, 5.00%, 08/01/20 (ETM)	10	10,450
Series E, 5.00%, 08/01/20	250	261,513
State of Minnesota RB, Series A, 5.00%, 06/01/20	485	504,618
University of Minnesota RB 4.00%, 08/01/20	170	175,438
5.00%, 08/01/20	120	125,412
Series A, 5.00%, 09/01/20	500	524,240

		8,692,222

Missouri — 0.3%
Missouri State Environmental Improvement & Energy Resources Authority RB, 5.00%, 07/01/20	1,145	1,194,452

Montana — 0.0%
Montana Department of Transportation RB, 3.00%, 06/01/20	20	20,287
State of Montana GO, 5.00%, 08/01/20	100	104,578

		124,865

Nebraska — 0.4%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	740	775,875
Douglas County School District No. 17/NE GO 4.00%, 06/15/20	100	102,955
Series B, 5.00%, 06/15/20	100	104,142
Nebraska Public Power District RB, 5.00%, 07/01/20	430	448,082
University of Nebraska RB, 5.00%, 07/01/20	50	52,128

		1,483,182

Nevada — 2.0%
City of Las Vegas NV GOL 5.00%, 09/01/20	50	52,381
Series A, 5.00%, 06/01/20	100	103,927
Clark County School District GOL
Series A, 5.00%, 06/15/20	420	436,523
Series B, 5.00%, 06/15/20	1,415	1,470,667
Series D, 5.00%, 06/15/20	200	207,868
Clark County Water Reclamation District GOL, 5.00%, 07/01/20	165	172,042
County of Clark Department of Aviation RB 5.00%, 07/01/20	80	83,242
Series C, 5.00%, 07/01/20	160	166,485
County of Clark NV GOL, 5.00%, 06/01/20	205	213,171
County of Clark NV RB 5.00%, 07/01/20	1,055	1,099,587
Series B, 5.00%, 07/01/20	120	125,122

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Las Vegas Valley Water District GOL
Series A, 4.00%, 06/01/20	$160	$164,539
Series A, 5.00%, 06/01/20	260	270,364
Series B, 5.00%, 06/01/20	135	140,381
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/20	405	422,030
Series B, 4.00%, 07/01/20	500	514,875
State of Nevada GOL 5.00%, 06/01/20	335	348,353
5.00%, 08/01/20	580	606,396
Series B, 5.00%, 08/01/20	30	31,365
Series C, 5.00%, 06/01/20	325	337,955
Series C, 5.00%, 08/01/20	95	99,323
Washoe County School District/NV GOL, Series F, 5.00%, 06/01/20	50	51,904

		7,118,500

New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/20	165	171,854
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/20	350	366,292
Series B, 5.00%, 08/15/20	115	120,418
Series C, 5.25%, 08/15/20	185	194,339
State of New Hampshire GO
Series A, 3.50%, 07/01/20	140	143,427
Series A, 5.00%, 07/01/20	100	104,294
Series B, 5.00%, 06/01/20	235	244,421
State of New Hampshire RB, 5.00%, 09/01/20	210	219,759

		1,564,804

New Jersey — 1.8%
New Jersey Building Authority RB
Series A, 3.00%, 06/15/20	20	20,248
Series A, 3.00%, 06/15/20 (ETM)	5	5,082
Series A, 5.00%, 06/15/20	355	367,801
New Jersey Economic Development Authority RB 5.00%, 06/15/20	30	31,059
5.00%, 09/01/20	100	104,231
5.00%, 09/01/20 (ETM)	230	240,819
Series A, 5.00%, 06/15/20	250	259,015
Series DDD, 5.00%, 06/15/20	280	290,097
Series EE, 4.50%, 09/01/20	65	67,300
Series XX, 5.00%, 06/15/20 (SAP)	455	471,407
New Jersey Educational Facilities Authority RB 5.00%, 06/01/20 (SAP)	85	87,967
5.00%, 09/01/20	30	31,269
Series A, 5.00%, 07/01/20	25	26,102
New Jersey Transportation Trust Fund Authority RB
Series A, 4.00%, 06/15/20	75	76,817
Series A, 5.00%, 06/15/20	345	357,441
Series A, 5.00%, 06/15/20 (SAP)	205	212,392
Series A-1, 5.00%, 06/15/20	450	466,006
Series AA, 5.00%, 06/15/20	845	875,471
Series AA, 5.00%, 06/15/20 (SAP)	310	321,179
Series B, 5.00%, 06/15/20	685	709,701

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO 5.00%, 06/01/20	$340	$352,828
5.25%, 08/01/20	20	20,927
Series Q, 4.00%, 08/15/20	275	283,484
Series Q, 5.00%, 08/15/20	650	678,808

		6,357,451

New Mexico — 1.3%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/20	75	78,201
New Mexico Finance Authority RB 4.00%, 06/15/20	245	252,389
Series A, 5.00%, 06/15/20	35	36,471
Series B, 5.00%, 06/01/20	65	67,645
Series B, 5.00%, 06/15/20	1,060	1,104,552
Series D, 5.00%, 06/01/20	300	312,207
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/20	1,310	1,365,911
Series B, 4.00%, 07/01/20	1,040	1,071,420
University of New Mexico (The) RB, Series C, 5.00%, 06/01/20	115	119,529

		4,408,325

New York — 7.1%
City of New York NY GO 5.00%, 08/01/20	410	428,659
Series 1, 4.00%, 08/01/20	145	149,697
Series A, 5.00%, 08/01/20	1,125	1,176,199
Series B, 0.00%, 06/01/20(a)	70	68,649
Series B, 3.00%, 08/01/20	255	259,916
Series B, 4.00%, 08/01/20	275	283,907
Series B, 5.00%, 08/01/20	2,230	2,331,488
Series C, 3.00%, 08/01/20	25	25,482
Series C, 5.00%, 08/01/20	2,070	2,164,205
Series D, 5.00%, 08/01/20	470	491,390
Series E, 4.00%, 08/01/20	270	278,745
Series E, 5.00%, 08/01/20	500	522,755
Series F, 4.00%, 08/01/20	170	175,506
Series F, 5.00%, 08/01/20	650	679,581
Series G, 4.00%, 08/01/20	150	154,858
Series G, 5.00%, 08/01/20	770	805,043
Series H, 5.00%, 08/01/20	435	454,797
Series H-2, 5.00%, 06/01/20	230	239,221
Series I, 3.50%, 08/01/20	50	51,292
Series I, 5.00%, 08/01/20	1,125	1,176,199
Series J, 5.00%, 08/01/20	2,990	3,126,075
Series J7, 5.00%, 08/01/20	275	287,515
Series K, 5.00%, 08/01/20	175	182,964
Subseries 1, 5.00%, 08/01/20	120	125,461
Subseries 1, 5.00%, 08/01/20 (ETM)	5	5,230
Subseries I-1, 5.00%, 08/01/20	5	5,228
Subseries I-1, 5.00%, 08/01/20 (ETM)	155	162,118
County of Orange NY GOL, Series B, 4.00%, 07/01/20	35	36,147
East Islip Union Free School District GO, Series A, 5.00%, 06/15/20 (SAW)	175	182,591
Long Island Power Authority RB, 0.00%, 06/01/20 (AGM)(a)	100	98,013
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/20 (SAW)	100	103,301
Series S-1, 4.00%, 07/15/20 (ETM) (SAW)	215	222,097
Series S-1, 5.00%, 07/15/20 (SAW)	410	428,470

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series S-1, 5.00%, 07/15/20 (ETM) (SAW)	$365	$381,443
Series S-1A, 3.00%, 07/15/20 (ETM) (SAW)	45	45,885
Series S-1A, 5.00%, 07/15/20 (ETM) (SAW)	275	287,389
Series S-2, 4.00%, 07/15/20 (SAW)	225	232,427
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
Series A-1, 5.00%, 08/01/20	335	350,336
Series B, 5.00%, 08/01/20	400	418,312
Series B, 5.00%, 08/01/20 (ETM)	85	88,960
New York City Water & Sewer System RB
Series D, 0.00%, 06/15/20(a)	220	215,868
Series EE, 4.00%, 06/15/20	25	25,757
Series FF, 5.00%, 06/15/20	260	270,962
Series GG, 4.00%, 06/15/20	310	319,387
Series GG, 5.00%, 06/15/20	260	270,962
New York State Dormitory Authority RB 5.00%, 07/01/20 (SAP)	510	531,961
Series A, 4.00%, 07/01/20	25	25,769
Series A, 4.13%, 07/01/20	230	237,894
Series A, 5.00%, 07/01/20	1,115	1,163,552
Series A, 5.50%, 07/01/20 (NPFGC)	195	204,598
Series C, 5.00%, 06/15/20	105	109,388
New York State Environmental Facilities Corp. RB 4.00%, 06/15/20	190	195,799
5.00%, 06/15/20	1,100	1,146,640
Series A, 3.50%, 06/15/20	110	112,704
Series A, 5.00%, 06/15/20	360	375,264
Series A, 5.00%, 08/15/20	165	172,958
Series B, 5.00%, 08/15/20	120	125,788
North Colonie Central School District GO, 4.00%, 07/15/20 (SAW)	100	103,301
Port Authority of New York & New Jersey RB 3.00%, 07/15/20	75	76,475
5.00%, 07/15/20	100	104,505
Series 180, 5.00%, 06/01/20	350	364,280
Suffolk County Water Authority RB, 5.00%, 06/01/20, (ETM)	20	20,828
Town of Hempstead NY GOL, 5.00%, 08/15/20	65	68,198

		24,930,389

North Carolina — 2.7%
City of Charlotte NC Airport Revenue RB
Series A, 5.00%, 07/01/20	270	281,696
Series C, 5.00%, 07/01/20	155	161,597
City of Charlotte NC GO 5.00%, 08/01/20	290	303,433
Series A, 5.00%, 07/01/20	615	641,716
Series C, 5.00%, 06/01/20	25	26,014
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 07/01/20	2,025	2,112,966
Series B, 5.00%, 07/01/20	90	93,910
City of Durham NC GO, 5.00%, 09/01/20	215	225,578
City of Greensboro NC Combined Water & Sewer System Revenue RB, 5.25%, 06/01/20	595	620,775
City of Raleigh NC GO, Series A, 5.00%, 09/01/20	225	236,070
City of Winston-Salem NC GO, Series 2010B, 4.00%, 06/01/20	50	51,454
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/20	50	52,022
County of Buncombe NC RB, Series A, 5.00%, 06/01/20	205	213,275
County of Forsyth NC GO, Series E, 4.00%, 07/01/20	210	216,539
County of Guilford NC GO, Series D, 5.00%, 08/01/20	300	313,896

Security	Par (000)	Value

North Carolina (continued)
County of Mecklenburg NC GO, Series A, 5.00%, 09/01/20	$1,075	$1,127,890
County of New Hanover NC GO, Series A, 5.00%, 06/01/20	25	26,014
County of Onslow NC RB, 5.00%, 06/01/20	60	62,399
County of Wake NC GO, 5.00%, 09/01/20	80	83,925
State of North Carolina GO 5.00%, 06/01/20	500	520,520
Series 2013-D, 4.00%, 06/01/20	585	602,281
Series A, 5.00%, 06/01/20	50	52,052
Series B, 5.00%, 06/01/20	775	806,806
State of North Carolina RB, Series B, 5.00%, 06/01/20	525	546,236

		9,379,064

Ohio — 2.8%
City of Columbus OH GO
Series 1, 4.00%, 07/01/20	585	602,919
Series 1, 5.00%, 07/01/20	325	338,956
Series A, 5.00%, 07/01/20	120	125,153
Series A, 5.00%, 08/15/20	260	272,249
City of Columbus OH GOL 4.00%, 08/15/20	225	232,562
5.00%, 08/15/20	50	52,355
Cleveland State University RB, 5.00%, 06/01/20	125	129,835
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/20	250	260,052
Miami University/Oxford OH RB, 5.00%, 09/01/20	750	786,037
Ohio State University (The) RB
Series A, 4.00%, 06/01/20	130	133,718
Series A, 5.00%, 06/01/20	185	192,417
Series B, 5.00%, 06/01/20	95	98,809
Ohio State Water Development Authority RB 5.00%, 06/01/20	335	348,470
Series A, 5.00%, 06/01/20	360	374,476
Ohio Water Development Authority RB 4.00%, 06/01/20	225	231,462
Series C, 5.00%, 06/01/20	70	72,815
Ohio Water Development Authority Water Pollution Control Loan Fund RB 5.00%, 06/01/20	100	104,021
Series 2015A, 5.00%, 06/01/20	125	130,026
State of Ohio Department of Administration COP, 5.00%, 09/01/20	120	125,680
State of Ohio GO 5.00%, 08/01/20	560	585,564
5.00%, 09/01/20	450	471,816
Series A, 5.00%, 09/01/20	925	969,844
Series B, 4.00%, 08/01/20	180	185,855
Series B, 5.00%, 06/15/20	260	270,738
Series B, 5.00%, 08/01/20	970	1,014,280
Series B, 5.00%, 09/01/20	100	104,848
Series C, 5.00%, 08/01/20	1,245	1,301,834
University of Cincinnati RB
Series A, 5.00%, 06/01/20	85	88,297
Series F, 5.00%, 06/01/20	125	129,849

		9,734,937

Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/20	30	30,827
Series A, 5.00%, 06/01/20	525	545,491

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Capitol Improvement Authority RB 4.00%, 07/01/20	$200	$206,026
Series A, 3.00%, 07/01/20	140	142,496
Series A, 5.00%, 07/01/20	450	469,093
Series B, 3.00%, 07/01/20	100	101,783
Oklahoma City Water Utilities Trust RB, 4.00%, 07/01/20	215	221,613
Tulsa County Industrial Authority RB, 4.00%, 09/01/20	20	20,660

		1,737,989

Oregon — 1.1%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/20	160	166,414
Series A, 5.00%, 08/01/20	405	423,541
City of Tigard OR Water Revenue RB, 4.00%, 08/01/20	110	113,533
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/20 (GTD)	350	364,539
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 06/15/20 (GTD)	55	57,285
Metro/OR GO 5.00%, 06/01/20	530	551,311
Series A, 5.00%, 06/01/20	160	166,434
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/20	150	156,384
Portland Community College District GO, 5.00%, 06/15/20	420	437,397
State of Oregon GO
Series A, 4.00%, 08/01/20	240	247,839
Series C, 5.00%, 06/01/20	325	338,029
Series N, 5.00%, 08/01/20	35	36,602
Washington & Multnomah Counties School District No. 48J Beaverton GO 4.00%, 06/15/20 (GTD)	185	190,489
Series B, 4.00%, 06/15/20 (GTD)	175	180,192
Washington Clackamas & Yamhill Counties School District No. 88J GO, 5.00%, 06/15/20 (GTD)	235	244,677

		3,674,666

Pennsylvania — 1.8%
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 06/15/20	55	57,204
City of Philadelphia PA GO, Series A, 5.00%, 07/15/20	110	114,524
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/20	150	156,288
City of Pittsburgh PA GO, Series A, 5.00%, 09/01/20	300	314,244
Commonwealth of Pennsylvania GO 5.38%, 07/01/20 (AGM)	300	313,998
First Series, 5.00%, 06/01/20	275	285,799
First Series, 5.00%, 07/01/20	1,005	1,047,260
Second Series, 5.00%, 07/01/20	1,350	1,406,767
Series T, 5.00%, 07/01/20	170	177,149
County of Bucks PA GO, 5.00%, 06/01/20	500	520,105
County of Butler PA GO, 5.00%, 07/15/20	150	156,561
County of Chester PA GO, 5.00%, 07/15/20	650	678,854
Delaware County Authority RB, 5.00%, 08/01/20	330	344,484
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/20	20	20,859
Pennsylvania Higher Educational Facilities Authority RB, Series AL, 5.00%, 06/15/20	50	51,986
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/20	235	244,762
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/20 (AGM)	25	26,156

Security	Par (000)	Value

Pennsylvania (continued)
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/20 (AGM)	$245	$256,419

		6,173,419

Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, 5.00%, 06/15/20	710	738,627
Rhode Island Health & Educational Building Corp. RB,
Series A, 4.50%, 09/01/20	210	218,658
State of Rhode Island GO
5.00%, 08/01/20	450	470,417
Series D, 5.00%, 08/01/20	210	219,528
Series SE, 5.00%, 08/01/20	100	104,537

		1,751,767

South Carolina — 0.6%
State of South Carolina GO
Series A, 5.00%, 06/01/20	150	156,049
Series A, 5.00%, 07/01/20 (SAW)	140	146,047
Series A, 5.00%, 08/01/20 (SAW)	1,500	1,569,075
Series F, 5.00%, 06/01/20 (SAW)	90	93,630

		1,964,801

Tennessee — 1.7%
City of Memphis TN GO, Series D, 4.00%, 07/01/20	50	51,532
County of Blount TN GO, 4.00%, 06/01/20	265	272,579
County of Knox TN GO, 5.00%, 06/01/20	225	234,020
County of Sumner TN GO, 5.00%, 06/01/20	145	150,813
County of Washington TN GO, Series A, 4.00%, 06/01/20	300	308,547
Metropolitan Government of Nashville & Davidson County Sports Authority RB, Series A, 5.00%, 07/01/20	50	52,122
Metropolitan Government of Nashville & Davidson County TN GO 5.00%, 07/01/20	1,025	1,069,013
Series A, 4.00%, 07/01/20	195	200,973
Series A, 5.00%, 07/01/20	240	250,306
Series C, 5.00%, 07/01/20	75	78,220
Series D, 4.00%, 07/01/20	410	422,558
Series D, 5.00%, 07/01/20	355	370,244
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB 5.00%, 07/01/20	235	244,673
Series A, 4.00%, 07/01/20	125	128,766
State of Tennessee GO
Series A, 5.00%, 08/01/20	1,670	1,746,903
Series A, 5.00%, 09/01/20	40	41,957
Series B, 5.00%, 08/01/20	200	209,210

		5,832,436

Texas — 8.6%
Austin Community College District GOL, 5.00%, 08/01/20	285	298,047
Austin Independent School District GO 5.00%, 08/01/20 (PSF)	150	156,847
Series A, 4.50%, 08/01/20 (PSF)	220	228,600
Series A, 5.00%, 08/01/20 (PSF)	350	365,977
Series B, 5.00%, 08/01/20	100	104,592
Central Texas Turnpike System RB 0.00%, 08/15/20 (ETM) (AMBAC)(a)	15	14,668
Series A, 0.00%, 08/15/20 (AMBAC)(a)	230	224,533
City of Arlington TX GOL, 5.00%, 08/15/20	90	94,240
City of Austin TX GOL 5.00%, 09/01/20	695	728,896
Series A, 4.00%, 09/01/20	230	238,013
City of Austin/TX GOL, Series A, 4.50%, 09/01/20	145	151,061

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Beaumont TX Waterworks & Sewer System Revenue RB 5.00%, 09/01/20	$35	$36,642
Series A, 5.00%, 09/01/20 (AGM)	50	52,309
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/20	100	104,618
City of Corpus Christi TX Utility System Revenue RB, 4.50%, 07/15/20	95	98,454
City of El Paso TX GOL, Series A, 5.00%, 08/15/20	190	198,711
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/20	100	104,243
Series D, 5.00%, 07/01/20	150	156,364
Subseries B, 5.00%, 07/01/20	100	104,243
City of Houston TX RB, 5.00%, 09/01/20	150	156,669
City of Irving TX Waterworks & Sewer System Revenue RB, 4.50%, 08/15/20	360	374,378
City of Plano TX GOL 4.00%, 09/01/20	250	258,710
Series 2013, 5.00%, 09/01/20	875	917,674
City of Round Rock TX GOL, 4.00%, 08/15/20	85	87,857
City of San Antonio TX GOL, 5.00%, 08/01/20	720	752,767
County of Bexar TX GOL, 5.00%, 06/15/20	200	208,236
County of Denton TX GOL, 5.00%, 07/15/20	180	187,873
County of Harris TX RB, Series B, 5.00%, 08/15/20	380	397,583
Dallas Independent School District GO, 5.00%, 08/15/20 (PSF)	200	209,394
Del Mar College District GOL, 5.00%, 08/15/20	20	20,909
Denton Independent School District GO, Series C, 5.00%, 08/15/20 (PSF)	195	204,159
Eanes Independent School District GO, 5.00%, 08/01/20 (PSF)	335	350,293
El Paso Independent School District GO, 5.00%, 08/15/20 (PSF)	5	5,235
Fort Bend Independent School District GO 5.00%, 08/15/20 (PSF)	360	376,909
Series A, 4.00%, 08/15/20 (PSF)	150	155,020
Frisco Independent School District GO
Series A, 4.50%, 08/15/20 (PSF)	75	78,017
Series B, 5.00%, 08/15/20 (PSF)	75	78,523
Grapevine-Colleyville Independent School District GO 5.00%, 08/15/20 (PSF)	110	115,167
Series A, 5.00%, 08/15/20	225	235,600
Series B, 4.00%, 08/15/20	125	129,201
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/20	125	130,784
Hays Consolidated Independent School District GO, 5.00%, 08/15/20 (PSF)	125	130,871
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/20 (PSF)	165	172,750
Laredo Independent School District GO, 5.00%, 08/01/20 (PSF)	160	167,304
Leander Independent School District GO 0.00%, 08/15/20 (PSF)(a)	200	195,592
4.00%, 08/15/20 (PSF)	160	165,355
Series A, 0.00%, 08/15/20 (PSF)(a)	1,050	1,026,858
Series D, 0.00%, 08/15/20 (PSF)(a)	175	171,143
Lewisville Independent School District GO 0.00%, 08/15/20 (PSF)(a)	20	19,533
5.00%, 08/15/20 (PSF)	200	209,394
5.00%, 08/15/23 (PR 08/15/20)(PSF)	250	261,395

Security	Par (000)	Value

Texas (continued)
Series A, 4.00%, 08/15/20 (PSF)	$15	$15,502
Series A, 5.00%, 08/15/20 (PSF)	995	1,041,735
Series B, 4.00%, 08/15/20	1,105	1,142,139
Lone Star College System GOL 5.00%, 08/15/20	210	219,922
Series A, 5.00%, 08/15/20	570	596,932
Mesquite Independent School District GO
Series B, 4.00%, 08/15/20 (PSF)	200	206,694
Series B, 5.00%, 08/15/20 (PSF)	20	20,939
Series E, 5.00%, 08/15/20 (PSF)	125	130,871
Metropolitan Transit Authority of Harris County RB, Series A, 5.00%, 08/15/20	200	209,310
North East Independent School District/TX GO, 5.00%, 08/01/20 (PSF)	75	78,403
North Texas Municipal Water District RB, 5.00%, 06/01/20	1,695	1,762,953
North Texas Municipal Water District Water System
Revenue RB 4.00%, 09/01/20	80	82,775
5.00%, 09/01/20	890	933,281
5.25%, 09/01/20	240	252,506
Northside Independent School District GO, 4.00%, 08/15/20 (PSF)	150	155,021
Permanent University Fund - Texas A&M University System RB 4.00%, 07/01/20	200	206,152
Series A, 5.00%, 07/01/20	465	485,023
Permanent University Fund - University of Texas System RB, Series B, 5.00%, 07/01/20	655	683,204
Round Rock Independent School District GO 5.00%, 08/01/20	900	941,328
5.00%, 08/01/20 (PSF)	340	355,521
Socorro Independent School District GO 4.00%, 08/15/20 (PSF)	150	155,021
Series A, 5.00%, 08/15/20 (PSF)	110	115,167
Spring Independent School District GO 5.00%, 08/15/20 (BAM)	40	41,884
5.00%, 08/15/20 (PSF) .	1,955	2,046,826
State of Texas GO 5.00%, 08/01/20	300	313,593
Series B, 5.00%, 08/01/20	195	203,822
Series C-1, 5.00%, 08/01/20	610	637,596
State of Texas GOL, 5.00%, 08/01/20	1,000	1,045,240
Tarrant Regional Water District RB, 5.00%, 09/01/20	130	136,284
Texas City Independent School District/TX GO, 3.00%, 08/15/20 (PSF)	100	101,997
Texas Municipal Power Agency RB, 5.00%, 09/01/20	200	209,266
Texas Tech University RB, Series A, 5.00%, 08/15/20	215	224,978
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/20	250	261,207
University of Texas System (The) RB 5.00%, 08/15/20	75	78,523
Series A, 4.00%, 08/15/20	510	527,070
Series A, 5.00%, 08/15/20	1,030	1,078,379
Series B, 3.00%, 08/15/20	50	50,999
Series B, 5.00%, 08/15/20	1,215	1,272,069
Series D, 5.00%, 08/15/20	380	397,849
Series E, 5.00%, 08/15/20	100	104,697
Ysleta Independent School District GO, Series A, 5.00%, 08/15/20 (PSF)	90	94,227

		30,029,116

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah — 1.3%
Cache County School District GO, 5.00%, 06/15/20 (GTD)	$125	$130,148
Davis School District GO
Series A, 4.00%, 06/01/20 (GTD)	40	41,144
Series B, 5.00%, 06/01/20 (GTD)	165	171,615
Intermountain Power Agency RB, 5.00%, 07/01/20	75	78,221
Jordan School District GO, 5.00%, 06/15/20 (GTD)	720	749,822
State of Utah GO 5.00%, 07/01/20	250	260,860
Series A, 5.00%, 07/01/20	1,235	1,288,648
University of Utah (The) RB
Series 2014B, 5.00%, 08/01/20	150	156,826
Series A, 4.00%, 08/01/20	450	464,697
Series A, 5.00%, 08/01/20 (SAP)	110	115,006
Series B, 5.00%, 08/01/20	500	522,755
Utah Transit Authority RB
Series 2015A, 5.00%, 06/15/20	210	218,698
Series C, 5.25%, 06/15/20 (AGM)	140	146,215
Wasatch County School District Board of Education/Heber City GO, 5.00%, 06/01/20 (GTD)	325	338,029

		4,682,684

Vermont — 0.1%
State of Vermont GO
Series C, 4.00%, 08/15/20	150	155,083
Series F, 5.00%, 08/15/20	30	31,422

		186,505

Virginia — 3.4%
City of Alexandria VA GO 5.00%, 07/15/20 (SAW)	100	104,531
Series A, 4.50%, 06/15/20 (SAW)	100	103,646
Series B, 5.00%, 06/15/20 (SAW)	125	130,300
City of Chesapeake VA GO, Series A, 5.00%, 08/01/20	500	523,095
City of Newport News VA GO
Series A, 5.00%, 07/01/20	200	208,688
Series A, 5.00%, 07/15/20 (SAW)	65	67,911
City of Richmond VA GO
Series B, 5.00%, 07/15/20	250	261,165
Series B, 5.00%, 07/15/20 (SAW)	50	52,233
Series C, 4.00%, 07/15/20 (SAW)	55	56,758
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/20	255	265,404
Series A-1, 4.00%, 06/01/20	90	92,638
Series B, 5.00%, 06/01/20	50	52,040
County of Arlington VA GO 5.00%, 08/15/20	750	785,752
Series C, 5.00%, 08/15/20	500	523,835
Series C, 5.00%, 08/15/20 (SAW)	70	73,337
County of Henrico VA GO 5.00%, 07/15/20	150	156,718
5.00%, 08/01/20	1,080	1,130,026
Series A, 4.00%, 08/01/20	130	134,316
County of Prince William VA GO 5.00%, 08/01/20 (SAW)	115	120,327
Series A, 4.00%, 08/01/20	180	185,976
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/20	150	156,441
Northern Virginia Transportation Authority RB, 5.00%, 06/01/20	135	140,461
University of Virginia RB, 5.00%, 09/01/20	405	424,926

Security	Par (000)	Value

Virginia (continued)
Virginia Beach Development Authority RB, Series C, 5.00%, 08/01/20	$285	$298,164
Virginia College Building Authority RB 5.00%, 09/01/20	50	52,409
Series 2, 5.00%, 09/01/20	245	256,806
Series 2012B, 5.00%, 09/01/20	210	220,120
Series A, 5.00%, 09/01/20	1,345	1,409,816
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/20	715	747,733
Series B, 5.00%, 08/01/20	820	857,540
Series B-3, 4.00%, 08/01/20	410	423,391
Virginia Public School Authority RB 4.00%, 08/01/20 (SAW)	645	666,156
5.00%, 08/01/20 (SAW)	350	366,212
Series 2012 A, 5.00%, 08/01/20 (SAW)	615	643,241
Series A, 5.00%, 08/01/20 (SAW)	115	120,281
Series C, 5.00%, 08/01/20 (SAW)	25	26,148
Series D, 4.00%, 08/01/20 (SAW)	120	123,936

		11,962,477

Washington — 6.2%
City of Seattle WA Drainage & Wastewater Revenue RB 4.00%, 07/01/20	85	87,615
5.00%, 09/01/20	350	367,070
City of Seattle WA GOL 5.00%, 09/01/20	100	104,892
Series A, 5.00%, 06/01/20	40	41,604
Series B, 5.00%, 08/01/20	490	512,432
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 07/01/20	50	52,141
5.00%, 09/01/20	530	555,694
Series A, 5.00%, 06/01/20	230	239,195
City of Seattle WA Water System Revenue RB 5.00%, 08/01/20	130	135,970
5.00%, 09/01/20	550	576,823
County of King WA GOL 5.00%, 07/01/20	155	161,674
Series A, 5.00%, 07/01/20	500	521,530
County of King WA Sewer Revenue RB 5.00%, 07/01/20	670	698,770
5.00%, 01/01/28 (PR 07/01/20)	150	156,422
5.00%, 01/01/30 (PR 07/01/20)	260	271,131
5.00%, 01/01/31 (PR 07/01/20)	500	521,405
Series B, 4.00%, 07/01/20	100	103,063
County of Pierce WA GOL, Series A, 5.00%, 07/01/20	80	83,435
Energy Northwest RB 4.00%, 07/01/20	80	82,430
5.00%, 07/01/20	450	469,206
Series A, 5.00%, 07/01/20	1,950	2,033,226
Pierce County School District No. 10 Tacoma GO, 4.00%, 06/01/20 (GTD)	65	66,852
Port of Seattle WA RB, 5.50%, 09/01/20 (NPFGC)	390	410,725
State of Washington COP 5.00%, 07/01/20	190	198,109
Series A, 5.00%, 07/01/20	380	396,218
Series B, 4.00%, 07/01/20	200	206,076
State of Washington GO 5.00%, 07/01/20	1,320	1,377,520
Series 03-C, 0.00%, 06/01/20 (NPFGC)(a)	140	137,329
Series 2011A, 5.00%, 08/01/23 (PR 08/01/20)	450	470,844
Series 2011A, 5.00%, 08/01/26 (PR 08/01/20)	75	78,474

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series 2011A, 5.00%, 08/01/30 (PR 08/01/20)	$575	$601,634
Series A, 5.00%, 07/01/20	505	527,134
Series A, 5.00%, 08/01/20	100	104,673
Series B, 5.00%, 08/01/20	780	816,381
Series B-1, 5.00%, 08/01/20	295	308,585
Series C, 5.00%, 06/01/20	225	234,074
Series D, 5.00%, 07/01/20	105	109,602
Series R, 4.00%, 07/01/20	300	309,453
Series R, 5.00%, 07/01/20	310	323,587
Series R-2011B, 5.00%, 07/01/20	855	892,475
Series R-2012C, 5.00%, 07/01/20	60	62,630
Series R-2013A, 5.00%, 07/01/20	370	386,217
Series R-2014A, 5.00%, 07/01/20	270	281,834
Series R-2014B, 5.00%, 07/01/20	275	287,053
Series R-2015, 5.00%, 07/01/20	445	464,504
Series R-2015-C, 5.00%, 07/01/20	640	668,051
Series R-2015E, 5.00%, 07/01/20	375	391,436
Series R-2016C, 5.00%, 07/01/20	75	78,287
Series R-2017A, 5.00%, 08/01/20	1,365	1,428,786
Series R-F, 5.00%, 07/01/20	150	156,479
State of Washington RB
5.00%, 07/01/20	70	73,006
5.00%, 09/01/20	165	172,928
Series F, 5.00%, 09/01/20	935	979,927
University of Washington RB
5.00%, 07/01/20	185	192,850
Series A, 5.00%, 07/01/20	345	359,638
Series B, 5.00%, 06/01/20	150	155,943
Series C, 5.00%, 07/01/20	250	260,608

		21,745,650

West Virginia — 0.6%
State of West Virginia GO
4.00%, 06/01/20	200	205,650
Series A, 4.00%, 06/01/20	250	257,063
Series A, 5.00%, 06/01/20	555	577,056
West Virginia Commissioner of Highways RB 5.00%, 09/01/20	200	209,524
Series A, 5.00%, 09/01/20 (ETM)	375	392,910
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/20	95	98,982
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/20	305	317,514

		2,058,699

Security	Par/ Shares (000)	Value

Wisconsin — 2.0%
City of Milwaukee WI Sewerage System Revenue RB
Series S1, 5.00%, 06/01/20	$120	$124,726
Series S7, 5.00%, 06/01/20	525	545,674
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/20 (ETM)	100	102,790
Series 1, 5.00%, 06/01/20 (ETM)	2,215	2,302,227
Series 2, 5.00%, 06/01/20 (ETM)	295	306,617
Series 4, 5.00%, 06/01/20 (ETM)	340	353,389
State of Wisconsin COP, 5.00%, 09/01/20	175	183,433
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/20	100	103,998
Wisconsin Department of Transportation RB
Series 1, 3.50%, 07/01/20	15	15,365
Series 1, 5.00%, 07/01/20	495	516,191
Series 2, 5.00%, 07/01/20	565	589,188
Series A, 5.00%, 07/01/20	195	203,348
Series A, 5.00%, 07/01/20 (AGM)	1,075	1,121,021
Series I, 5.00%, 07/01/20 (NPFGC)	170	177,278
WPPI Energy RB, Series A, 5.00%, 07/01/20	340	353,994

		6,999,239

Total Municipal Debt Obligations — 98.7% (Cost: $344,932,447)		344,698,842

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 1.38%(d)(e)	1,205	1,205,697

Total Short-Term Investments — 0.3%
(Cost: $1,205,593)		1,205,697

Total Investments in Securities — 99.0%
(Cost: $346,138,040)		345,904,539

Other Assets, Less Liabilities — 1.0%		3,325,285

Net Assets — 100.0%		$349,229,824

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18 (000)	Net Activity (000)	Shares Held at 03/31/19 (000)	Value at 03/31/19	Income	NetRealized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	659	546	1,205	$1,205,697	$10,122	$305	$104

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$344,698,842	$—	$344,698,842
Money Market Funds	1,205,697	—	—	1,205,697

	$1,205,697	$344,698,842	$—	$345,904,539

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Statement of Assets and Liabilities

March 31, 2019

	iShares iBonds Sep 2019 Term Muni Bond ETF	iShares iBonds Sep 2020 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$277,277,547	$344,698,842
Affiliated(b)	2,307,885	1,205,697
Receivables:
Dividends	1,897	1,223
Interest	2,861,411	3,376,885

Total assets	282,448,740	349,282,647

LIABILITIES
Payables:
Investment advisory fees	43,243	52,823

Total liabilities	43,243	52,823

NET ASSETS	$282,405,497	$349,229,824

NET ASSETS CONSIST OF:
Paid-in capital	$282,296,907	$349,060,960
Accumulated earnings	108,590	168,864

NET ASSETS	$282,405,497	$349,229,824

Shares outstanding	11,100,000	13,700,000

Net asset value	$25.44	$25.49

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$277,445,348	$344,932,447
(b) Investments, at cost — Affiliated	$2,307,677	$1,205,593

See notes to financial statements.

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended March 31, 2019

	iShares iBonds Sep 2019 Term Muni Bond ETF	iShares iBonds Sep 2020 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$9,606	$10,122
Interest — Unaffiliated	3,481,355	4,325,051

Total investment income	3,490,961	4,335,173

EXPENSES
Investment advisory fees	493,482	547,987

Total expenses	493,482	547,987

Net investment income	2,997,479	3,787,186

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(25,159)	(3,909)
Investments — Affiliated	(22)	245
In-kind redemptions — Unaffiliated	(10,052)	—
Capital gain distributions from underlying funds — Affiliated	16	60

Net realized loss	(35,217)	(3,604)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,236,141	2,182,276
Investments — Affiliated	208	104

Net change in unrealized appreciation (depreciation)	1,236,349	2,182,380

Net realized and unrealized gain	1,201,132	2,178,776

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,198,611	$5,965,962

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets

	iShares iBonds Sep 2019 Term Muni Bond ETF		iShares iBonds Sep 2020 Term Muni Bond ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,997,479	$2,104,035	$3,787,186	$2,423,591
Net realized loss	(35,217)	(231)	(3,604)	(1,785)
Net change in unrealized appreciation (depreciation)	1,236,349	(1,591,572)	2,182,380	(2,266,746)

Net increase in net assets resulting from operations	4,198,611	512,232	5,965,962	155,060

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(2,865,353)	(2,057,057)	(3,588,189)	(2,363,711)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	40,466,887	68,848,641	88,628,798	88,184,821

NET ASSETS(b)
Total increase in net assets	41,800,145	67,303,816	91,006,571	85,976,170
Beginning of year	240,605,352	173,301,536	258,223,253	172,247,083

End of year	$282,405,497	$240,605,352	$349,229,824	$258,223,253

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 10 for this prior year information.

See notes to financial statements.

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Sep 2019 Term Muni Bond ETF
	Year Ended 03/31/19	Year Ended 03/31/18		Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$25.33	$25.49		$25.63		$25.38	$24.97

Net investment income(a)	0.28	0.25		0.26		0.28	0.29
Net realized and unrealized gain (loss)(b)	0.10	(0.16)		(0.14)		0.24	0.39

Net increase from investment operations	0.38	0.09		0.12		0.52	0.68

Distributions(c)
From net investment income	(0.27)	(0.25)		(0.26)		(0.27)	(0.27)

Total distributions	(0.27)	(0.25)		(0.26)		(0.27)	(0.27)

Net asset value, end of year	$25.44	$25.33		$25.49		$25.63	$25.38

Total Return
Based on net asset value	1.54%	0.31%		0.46%		2.07%	2.73%

Ratios to Average Net Assets
Total expenses	0.18%	0.18%		0.21%		0.30%	0.30%

Total expenses after fees waived	0.18%	0.18%		0.18%		0.18%	0.19%

Net investment income	1.09%	0.99%		1.02%		1.09%	1.15%

Supplemental Data
Net assets, end of year (000)	$282,405	$240,605		$173,302		$99,958	$48,214

Portfolio turnover rate(d)	8%	0	%(e)	0	%(e)	1%	0	%(e)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations. (d) Portfolio turnover rate excludes in-kind transactions.
(e)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBonds Sep 2020 Term Muni Bond ETF
	Year Ended 03/31/19		Year Ended 03/31/18		Year Ended 03/31/17	Year Ended 03/31/16	Period From 08/12/14 to 03/31/15	(a)

Net asset value, beginning of period	$25.32		$25.52		$25.72	$25.31	$25.00

Net investment income(b)	0.32		0.29		0.29	0.33	0.21
Net realized and unrealized gain (loss)(c)	0.15		(0.21)		(0.20)	0.39	0.26

Net increase from investment operations	0.47		0.08		0.09	0.72	0.47

Distributions(d)
From net investment income	(0.30)		(0.28)		(0.29)	(0.31)	(0.16)

Total distributions	(0.30)		(0.28)		(0.29)	(0.31)	(0.16)

Net asset value, end of period	$25.49		$25.32		$25.52	$25.72	$25.31

Total Return
Based on net asset value	1.92%		0.29%		0.33%	2.89%	1.88	%(e)

Ratios to Average Net Assets
Total expenses	0.18%		0.18%		0.21%	0.30%	0.30	%(f)

Total expenses after fees waived	0.18%		0.18%		0.18%	0.18%	0.18	%(f)

Net investment income	1.24%		1.13%		1.14%	1.28%	1.30	%(f)

Supplemental Data
Net assets, end of period (000)	$349,230		$258,223		$172,247	$79,730	$27,838

Portfolio turnover rate(g)	0	%(h)	0	%(h)	0%	2%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Sep 2019 Term Muni Bond	Diversified
iBonds Sep 2020 Term Muni Bond	Diversified

Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds Sep 2019 Term Muni Bond ETF will be liquidating on or about September 1, 2019, when all of the bonds included in the Fund’s underlying index matures. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or after September 10, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (continued)

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
iBonds Sep 2019 Term Muni Bond	$30,048,120	$20,716,660
iBonds Sep 2020 Term Muni Bond	97,078,905	364,633

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Sep 2019 Term Muni Bond	$—	$8,287,437

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
iBonds Sep 2019 Term Muni Bond	$(10,052)	$10,052

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18
iBonds Sep 2019 Term Muni Bond
Tax-exempt income	$2,865,353	$2,057,031
Ordinary income	—	26

	$2,865,353	$2,057,057

iBonds Sep 2020 Term Muni Bond
Tax-exempt income	$3,588,189	$2,363,494
Ordinary income	—	217

	$3,588,189	$2,363,711

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax Exempt Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
iBonds Sep 2019 Term Muni Bond	$303,047	$(26,554)	$(167,903)	$108,590
iBonds Sep 2020 Term Muni Bond	410,372	(7,822)	(233,686)	168,864

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (continued)

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Sep 2019 Term Muni Bond	$279,753,335	$39,567	$(207,470)	$(167,903)
iBonds Sep 2020 Term Muni Bond	346,138,225	326,629	(560,315)	(233,686)

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues fromaspecific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof(“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 03/31/19		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount
iBonds Sep 2019 Term Muni Bond
Shares sold	2,750,000	$69,685,173	2,850,000	$72,645,992
Shares redeemed	(1,150,000)	(29,218,286)	(150,000)	(3,797,351)

Net increase	1,600,000	$40,466,887	2,700,000	$68,848,641

iBonds Sep 2020 Term Muni Bond’
Shares sold	3,500,000	$88,628,798	3,700,000	$94,518,204
Shares redeemed	—	—	(250,000)	(6,333,383)

Net increase	3,500,000	$88,628,798	3,450,000	$88,184,821

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokeragecosts) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
iBonds Sep 2019 Term Muni Bond	$2,057,057
iBonds Sep 2020 Term Muni Bond	2,363,711

Undistributed net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
iBonds Sep 2019 Term Muni Bond	$170,921
iBonds Sep 2020 Term Muni Bond	211,375

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBonds Sep 2019 Term Muni Bond ETF and

iShares iBonds Sep 2020 Term Muni Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBonds Sep 2019 Term Muni Bond ETF and iShares iBonds Sep 2020 Term Muni Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Board (United States)(“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information  (unaudited)

For the fiscal year ended March 31, 2019, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
iBonds Sep 2019 Term Muni Bond	$2,997,479
iBonds Sep 2020 Term Muni Bond	3,787,186

The Funds hereby designate the following percentage of distributions from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2019:

iShares ETF	Exempt-Interest Dividends
iBonds Sep 2019 Term Muni Bond	100.00%
iBonds Sep 2020 Term Muni Bond	100.00

I M P O R T A N T T A X I N F O R M A T I O N	47

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

iBonds Sep 2019 Term Muni Bond	$0.266876	$—	$—	$0.266876	100%	—%	—%	100%
iBonds Sep 2020 Term Muni Bond	0.302318	—	—	0.302318	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBonds Sep 2019 Term Muni Bond ETF

Period Covered: February 06, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	6	0.46
Greater than 0.0% and Less than 0.5%	1,075	83.01
At NAV	44	3.40
Less than 0.0% and Greater than –0.5%	169	13.05

	1,295	100.00%

iShares iBonds Sep 2020 Term Muni Bond ETF

Period Covered: August 14, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 0.5% and Less than 1.0%	13	1.12%
Greater than 0.0% and Less than 0.5%	1,023	87.89
At NAV	16	1.37
Less than 0.0% and Greater than –0.5%	112	9.62

	1,164	100.00%

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	49

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).

Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

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Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	51

General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SGI	Syncora Guarantee Inc.

ST	Special Tax

TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	53

     For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares S&P 100 ETF | OEF | NYSE Arca

▶	iShares S&P 500 Growth ETF | IVW | NYSE Arca

▶	iShares S&P 500 Value ETF | IVE | NYSE Arca

▶	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca

▶	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca

▶	iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

▶	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

United States (“U.S.”) stocks rose for the 12 months ended March 31, 2019 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 8.77%. The reporting period was characterized by significant volatility as the stock market reached a record high in September 2018, before falling sharply late in the year. In fact, December 2018 was the worst month for stocks since the Great Depression. However, stocks rebounded in early 2019 with the highest quarterly return since 2009.

The volatility reflected changing perceptions of economic conditions, corporate profits, interest rates, and broader political risks. In terms of the economy, the pace of growth decelerated from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Similarly, a broad range of underlying economic indicators decelerated sharply in late 2018 or early 2019. For example, consumer spending, which accounts for approximately 70% of economic growth, slowed as the year-over-year growth in retail sales peaked at 6.6% in July 2018 and reached a low of 1.6% in December 2018. Nevertheless, the labor market remained healthy; the unemployment rate ended the reporting period at 3.8%, and average hourly earnings increased 3.2% year-over-year through March 2019.

A key factor in slowing economic growth was the decreasing effect of the fiscal stimulus — a combination of tax cuts and a significant increase in government spending. The stimulus initially improved the economy but eventually led to a nearly 20% increase in the federal budget deficit during fiscal year 2018. Other political developments weighing on the economy in late 2018 were the longest government shutdown in U.S. history and a potential trade war with China. To the economy’s benefit, the shutdown ended in January 2019, and the financial press reported expectations that trade tensions with China would ease.

As economic conditions changed, so too did the U.S. Federal Reserve Bank (“Fed”) interest rate policy. The Fed increased interest rates three times during the first three quarters of the reporting period. In early January 2019, the Fed announced that moderating economic conditions would allow a slowing of future rate increases. One reason the Fed could afford to stop raising rates is that inflation declined from a 2.9% annual rate in July 2018 to 1.9% by March 2019. Commodities prices followed the trajectory of stocks as oil prices increased through September 2018, declined precipitously during the fourth quarter of 2018, and then rebounded for the remainder of the reporting period.

Moderating growth and inflation meant declining intermediate- and long-term Treasury yields. Consequently, late in the reporting period, short-term yields briefly exceeded long-term yields for the first time in a decade. This weighed on stocks, as this relationship between yields is often associated with an impending recession.

Slowing economic growth and the fading effect of tax cuts also influenced corporate profits, which increased rapidly beginning in the first quarter of 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings had been revised down by the largest margin in three years. In that environment, growth-oriented stocks outperformed value-oriented stocks across all capitalization ranges, reflecting investor concerns about the health of the economy. Stocks of large companies outperformed those of mid- and small-size companies, which performed particularly poorly in the fourth quarter of 2018.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® S&P 100 ETF

Investment Objective

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.25%	10.85%	15.10%	10.25%	67.38%	307.91%
Fund Market	10.17	10.84	15.13	10.17	67.29	309.21
Index	10.45	11.04	15.32	10.45	68.84	315.92

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 976.80	$ 0.99		$ 1,000.00	$ 1,023.90	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® S&P 100 ETF

Portfolio Management Commentary

Large-capitalization U.S. stocks advanced during the reporting period despite significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, robust demand and product innovations led to solid returns for the sector. Progress on trade talks in China, a major market for U.S. information technology companies, drove gains late in the reporting period. The software and services industry was a leading source of strength within the sector, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability by providing consistent revenues while reducing training costs. Technology hardware and equipment companies also performed well, as optimism about trade talks between the U.S. and China bolstered the industry.

The healthcare sector was another significant contributor to the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. Within the sector, the pharmaceuticals industry was a strong contributor due to brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration. The healthcare equipment industry also performed well amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

Modest growth in consumer spending helped the consumer discretionary sector, which contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the sector, larger retail companies with established brands and companies with strong online sales generally posted solid performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	24.0%
Communication Services	14.4
Health Care	14.2
Financials	12.1
Consumer Discretionary	10.5
Consumer Staples	8.7
Industrials	7.7
Energy	5.5
Utilities	1.7
Other (each representing less than 1%)	1.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	6.0%
Apple Inc.	5.6
Amazon. com Inc.	4.9
Facebook Inc., Class A	2.6
Berkshire Hathaway Inc., Class B	2.6
Johnson & Johnson	2.5
Alphabet Inc., Class C	2.4
Alphabet Inc., Class A	2.3
Exxon Mobil Corp.	2.3
JPMorgan Chase & Co.	2.2

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	iShares® S&P 500 Growth ETF

Investment Objective

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.59%	13.17%	16.96%	12.59%	85.60%	378.90%
Fund Market	12.50	13.16	17.00	12.50	85.52	380.83
Index	12.77	13.36	17.17	12.77	87.22	387.70

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 979.90	$ 0.89		$ 1,000.00	$ 1,024.00	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® S&P 500 Growth ETF

Portfolio Management Commentary

Growth-oriented large-capitalization U.S. stocks advanced during the reporting period despite significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges including trade tensions, regulatory pressure, and market volatility, robust demand and product innovations led to solid returns for the sector. Progress on trade talks and expectations for fiscal stimulus in China, a major market for U.S. information technology companies, drove gains late in the reporting period. The software and services industry was a leading source of strength within the sector, benefiting from the continued growth of software as a service. The move toward subscription-based software drove profitability in the industry by providing consistent revenues while reducing training costs.

The healthcare sector was another significant contributor to the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. Enrollments in Medicare Advantage plans were higher than expected, driving an influx of spending to the sector. The healthcare equipment and services industry was a strong contributor amid continuing innovation in areas such as artificial intelligence, big data, and smart devices. The pharmaceuticals industry also performed well due to brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration.

Modest growth in consumer spending benefited the consumer discretionary sector, which contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the retail industry, companies with strong online sales and larger retail companies with established brands generally posted solid performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	25.7%
Health Care	17.5
Communication Services	14.2
Consumer Discretionary	12.6
Industrials	8.7
Consumer Staples	5.4
Financials	5.2
Energy	3.6
Real Estate	3.3
Materials	2.0
Utilities	1.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	7.2%
Amazon. com Inc.	5.9
Facebook Inc., Class A	3.2
Alphabet Inc., Class C	2.9
Alphabet Inc., Class A	2.8
Visa Inc., Class A	2.2
Verizon Communications Inc.	1.9
Cisco Systems Inc.	1.9
Pfizer Inc.	1.9
Johnson & Johnson	1.8

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2019	iShares® S&P 500 Value ETF

Investment Objective

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.79%	7.88%	14.30%	5.79%	46.12%	280.58%
Fund Market	5.76	7.87	14.32	5.76	46.03	281.38
Index	5.93	8.05	14.49	5.93	47.24	286.92

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$986.20	$0.89		$1,000.00	$1,024.00	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® S&P 500 Value ETF

Portfolio Management Commentary

Value-oriented large-capitalization U.S. stocks advanced during the reporting period despite significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Progress on trade talks in China, a major market for U.S. information technology companies, drove gains late in the reporting period. Technology hardware and equipment companies were leading sources of the sector’s strength, as optimism about trade talks between the U.S. and China bolstered the industry. In the semiconductors industry, growth in the gaming and automotive markets offset declining demand for other semiconductor products, including those related to cryptocurrency.

The healthcare sector was a notable contributor to the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. The pharmaceuticals industry was a strong contributor due to brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration.

Modest growth in consumer spending helped the consumer discretionary sector, which contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the sector, larger retail companies with established brands generally posted solid performance.

On the downside, the financials sector detracted from the Index’s return, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects bank profitability. Banks were the sector’s main detractors while the diversified financials industry also weighed on performance amid increased market volatility.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	21.3%
Information Technology	16.0
Health Care	11.2
Industrials	10.4
Consumer Staples	9.5
Energy	7.5
Consumer Discretionary	7.4
Communication Services	5.4
Utilities	5.0
Materials	3.4
Real Estate	2.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	7.8%
JPMorgan Chase & Co.	3.0
Bank of America Corp.	2.3
UnitedHealth Group Inc.	2.2
Chevron Corp.	2.1
AT&T Inc.	2.1
Berkshire Hathaway Inc., Class B	1.9
Wells Fargo & Co.	1.8
Johnson & Johnson	1.4
Exxon Mobil Corp.	1.4

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF

Investment Objective

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.45%	8.57%	16.40%	1.45%	50.83%	356.50%
Fund Market	1.40	8.57	16.43	1.40	50.89	357.59
Index	1.69	8.79	16.64	1.69	52.42	366.02

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 945.40	$ 1.16		$ 1,000.00	$ 1,023.70	$ 1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® S&P Mid-Cap 400 Growth ETF

Portfolio Management Commentary

Growth-oriented mid-capitalization U.S. stocks advanced slightly during the reporting period amid significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. The software and services industry was the leading contributor to the sector’s advance, benefiting from the continued growth of software as a service, with subscription-based software providing consistent revenues while reducing training costs.

The healthcare sector was also a meaningful contributor as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. The healthcare equipment and services industry advanced amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

Buoyed by a strong economy and relatively low borrowing costs, the real estate sector was a notable contributor to the Index’s return. The sector benefited from a robust commercial real estate market, with property values rising amid brisk real estate fund inflows and investments.

In contrast, the financials sector detracted significantly from the Index’s return, driven by a slowing global economy and a narrowing of the difference in yield between short-and long-term interest rates, which negatively affects bank profitability. While banks were the sector’s main detractors, the diversified financials industry also weighed on the Index’s performance amid increased volatility.

The consumer discretionary sector also detracted from the Index’s return despite modest growth in consumer spending. The automobiles and components industry was a particular source of weakness, as unsold car inventories reached their highest levels in three years and investors anticipated a downturn in auto sales.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Information Technology	20.9%
Health Care	15.1
Industrials	13.6
Consumer Discretionary	11.9
Real Estate	11.0
Financials	9.7
Materials	4.9
Utilities	4.4
Communication Services	3.2
Energy	3.2
Consumer Staples	2.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
IDEX Corp.	1.3%
Zebra Technologies Corp., Class A	1.3
STERIS PLC	1.3
Domino’s Pizza Inc.	1.2
Ultimate Software Group Inc. (The)	1.2
Trimble Inc.	1.2
PTC Inc.	1.1
UGI Corp.	1.1
Lennox International Inc.	1.1
FactSet Research Systems Inc.	1.1

F U N D S U M M A R Y	13

Fund Summary as of March 31, 2019	iShares® S&P Mid-Cap 400 Value ETF

Investment Objective

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.35%	7.29%	15.54%	3.35%	42.18%	323.98%
Fund Market	3.39	7.30	15.57	3.39	42.21	325.08
Index	3.60	7.52	15.80	3.60	43.70	333.43

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 946.50	$ 1.21		$ 1,000.00	$ 1,023.70	$ 1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® S&P Mid-Cap 400 Value ETF

Portfolio Management Commentary

Value-oriented mid-capitalization U.S. stocks advanced modestly during the reporting period amid significant market volatility and slowing economic growth. The real estate sector was the largest contributor to the Index’s return, buoyed by a strong economy and relatively low borrowing costs. The sector benefited from a robust commercial real estate market, with property values rising amid brisk real estate fund inflows and investments.

Utilities stocks, which often hold their value relatively well during market downturns, were meaningful contributors to the Index’s performance. Due to their steady earnings and dividends, utilities stocks are often considered an alternative to bonds and therefore tend to be sensitive to changes in interest rates. As investor expectations of interest rate increases abated toward the end of the reporting period, utilities stocks posted solid performance. Utilities companies also benefited from strong demand for electricity as economic activity remained robust.

The information technology sector also performed well, rebounding strongly following a sharp decline late in 2018. Technology hardware and equipment companies were a leading source of strength, as optimism about trade talks between the U.S. and China bolstered the industry. Modest consumer spending growth helped the consumer discretionary sector, which advanced despite investor concerns about a downturn in the auto market.

On the downside, the energy sector detracted from the Index’s return, as volatile oil and gas prices worked against the sector. Concerns over slowing global growth and oversupply drove a sharp downturn in oil prices in the fourth quarter of 2018, which negatively impacted the oil and gas exploration and production industry. Energy equipment and services companies also struggled, as oversupply led to a downturn in capital investment. The financials sector also detracted, driven by a slowing global economy and expectations of decreased banking industry profits.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	22.6%
Industrials	17.2
Consumer Discretionary	11.8
Information Technology	11.4
Real Estate	9.2
Materials	9.0
Utilities	4.9
Energy	4.5
Health Care	4.0
Consumer Staples	3.6
Communication Services	1.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Reinsurance Group of America Inc.	1.1%
Alleghany Corp.	1.1
WR Berkley Corp.	1.0
Steel Dynamics Inc.	1.0
Kilroy Realty Corp.	0.9
Jones Lang LaSalle Inc.	0.9
Arrow Electronics Inc.	0.8
American Financial Group Inc./OH	0.8
Ingredion Inc.	0.8
Sonoco Products Co.	0.8

F U N D S U M M A R Y	15

Fund Summary as of March 31, 2019	iShares® S&P Small-Cap 600 Growth ETF

Investment Objective

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.59%	9.53%	17.75%	3.59%	57.66%	412.48%
Fund Market	3.58	9.52	17.78	3.58	57.60	413.83
Index	3.84	9.73	17.93	3.84	59.07	420.23

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$889.50	$1.18		$1,000.00	$1,023.70	$1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® S&P Small-Cap 600 Growth ETF

Portfolio Management Commentary

Growth-oriented small-capitalization U.S. stocks advanced modestly during the reporting period amid significant market volatility and slowing economic growth. The healthcare sector was the leading contributor to the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. Enrollments in Medicare Advantage plans offered by private health insurers were higher than expected, driving an influx of spending to the sector. The healthcare equipment and services industry was the top contributor within the sector amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

Buoyed by a strong economy and relatively low borrowing costs, the real estate sector was another meaningful contributor to the Index’s return. The sector benefited from a robust commercial real estate market, with property values rising amid brisk real estate fund inflows and investments. The real estate sector, which relies heavily on borrowing, was also helped toward the end of the reporting period, as the Fed signaled a slower pace of interest rate increases. Real estate investment trusts (“REITs”) advanced strongly, as investors sought attractive dividend yields in a low-interest rate environment. Industrial REITs rose, as demand for distribution centers remained robust despite the risk of ongoing trade tensions. Healthcare REITs performed well amid rising demand for healthcare facilities and services from the aging population in the U.S.

On the downside, the financials sector was the most significant detractor, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects banks’ profitability because they borrow for shorter durations while lending for longer periods. During the reporting period, banks were the sector’s main detractors.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	18.3%
Industrials	17.5
Information Technology	14.5
Financials	14.5
Consumer Discretionary	13.3
Real Estate	8.2
Consumer Staples	3.2
Energy	3.0
Materials	3.0
Communication Services	2.6
Utilities	1.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
EastGroup Properties Inc.	1.1%
FirstCash Inc.	1.0
Merit Medical Systems Inc.	0.9
Glacier Bancorp. Inc.	0.9
Semtech Corp.	0.9
Omnicell Inc.	0.9
iRobot Corp.	0.9
Cabot Microelectronics Corp.	0.9
Axon Enterprise Inc.	0.9
Community Bank System Inc.	0.8

F U N D S U M M A R Y	17

Fund Summary as of March 31, 2019	iShares® S&P Small-Cap 600 Value ETF

Investment Objective

The iShares S&P Small-Cap 600Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.71)%	6.99%	15.89%	(0.71)%	40.17%	337.01%
Fund Market	(0.67)	6.98	15.93	(0.67)	40.15	338.49
Index	(0.44)	7.17	16.09	(0.44)	41.37	344.48

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 891.90	$ 1.18		$ 1,000.00	$ 1,023.70	$ 1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® S&P Small-Cap 600 Value ETF

Portfolio Management Commentary

Value-oriented small-capitalization U.S. stocks posted flat returns for the reporting period amid significant market volatility and slowing economic growth. Volatile oil and gas prices worked against the energy sector, which was the largest detractor from the Index’s return. Concerns over slowing global growth and oversupply drove a sharp downturn in oil prices in the fourth quarter of 2018, which negatively impacted the oil and gas exploration and production industry. Energy equipment and services companies also struggled, as oversupply led to a downturn in capital investment.

Despite generally favorable conditions for the healthcare sector, small-capitalization value healthcare stocks detracted from the Index’s return. The healthcare providers and services industry was the leading source of the sector’s weakness, as supply and pricing issues weighed on earnings.

On the upside, the information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. The software and services industry was a leading source of strength, benefiting from the move toward subscription-based software, which drove profitability by providing consistent revenues while reducing training costs. Technology hardware and equipment companies also performed well, as optimism about trade talks between the U.S. and China bolstered the industry.

Modest growth in consumer spending helped the consumer discretionary sector, which contributed to the Index’s return despite investor concerns about a downturn in the auto market. In the household durables industry, although conditions were generally unfavorable for homebuilders, consolidation among small-capitalization insulation providers helped the industry contribute to the Index’s return.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	20.0%
Industrials	19.1
Information Technology	15.5
Consumer Discretionary	14.5
Real Estate	7.3
Materials	5.9
Energy	5.8
Health Care	4.1
Consumer Staples	3.8
Utilities	2.3
Communication Services	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Darling Ingredients Inc.	1.0%
South Jersey Industries Inc.	0.8
Moog Inc., Class A	0.8
SkyWest Inc.	0.8
Finisar Corp.	0.8
PDC Energy Inc.	0.7
HB Fuller Co.	0.7
Xenia Hotels & Resorts Inc.	0.7
ABM Industries Inc.	0.7
Columbia Banking System Inc.	0.7

F U N D S U M M A R Y	19

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Boeing Co. (The)	167,674	$63,954,217
General Dynamics Corp.	86,461	14,636,118
Lockheed Martin Corp.	78,448	23,546,952
Raytheon Co.	90,066	16,399,217
United Technologies Corp.	258,671	33,340,105

		151,876,609

Air Freight & Logistics — 0.8%
FedEx Corp.	76,638	13,902,900
United Parcel Service Inc., Class B	222,099	24,817,342

		38,720,242

Automobiles — 0.6%
Ford Motor Co.	1,246,999	10,948,651
General Motors Co.	418,299	15,518,893

		26,467,544

Banks — 6.6%
Bank of America Corp.	2,866,482	79,086,238
Citigroup Inc.	750,402	46,690,013
JPMorgan Chase & Co.	1,044,854	105,770,571
U.S. Bancorp	480,133	23,137,609
Wells Fargo & Co.	1,306,603	63,135,057

		317,819,488

Beverages — 2.3%
Coca-Cola Co. (The)	1,227,886	57,538,738
PepsiCo Inc.	448,254	54,933,528

		112,472,266

Biotechnology — 2.9%
AbbVie Inc.	470,719	37,935,244
Amgen Inc.	198,577	37,725,659
Biogen Inc.(a)	62,772	14,838,045
Celgene Corp.(a)	224,131	21,144,519
Gilead Sciences Inc.	407,032	26,461,150

		138,104,617

Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	280,327	14,136,891
BlackRock Inc.(b)	38,796	16,580,246
Goldman Sachs Group Inc. (The)	109,294	20,983,355
Morgan Stanley	414,426	17,488,777

		69,189,269

Chemicals — 0.8%
DowDuPont Inc.	719,524	38,357,824

Communications Equipment — 1.6%
Cisco Systems Inc.	1,404,745	75,842,183

Consumer Finance — 0.8%
American Express Co.	220,687	24,121,089
Capital One Financial Corp.	149,307	12,196,889

		36,317,978

Diversified Financial Services — 2.6%
Berkshire Hathaway Inc., Class B(a)	620,533	124,658,874

Diversified Telecommunication Services — 3.1%
AT&T Inc.	2,324,609	72,899,738
Verizon Communications Inc.	1,318,581	77,967,695

		150,867,433

Electric Utilities — 1.7%
Duke Energy Corp.	231,999	20,879,910

Security	Shares	Value

Electric Utilities (continued)
Exelon Corp.	309,459	$15,513,180
NextEra Energy Inc.	152,590	29,498,699
Southern Co. (The)	330,143	17,061,790

		82,953,579

Electrical Equipment — 0.3%
Emerson Electric Co.	196,133	13,429,227

Energy Equipment & Services — 0.6%
Halliburton Co.	278,101	8,148,359
Schlumberger Ltd.	442,282	19,270,227

		27,418,586

Entertainment — 2.3%
Netflix Inc.(a)(c)	139,281	49,662,034
Walt Disney Co. (The)	557,272	61,873,910

		111,535,944

Equity Real Estate Investment Trusts (REITs) — 0.4%
Simon Property Group Inc.	98,594	17,964,813

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	140,566	34,036,651
Walgreens Boots Alliance Inc.	255,906	16,191,173
Walmart Inc.	454,282	44,306,123

		94,533,947

Food Products — 0.6%
Kraft Heinz Co. (The)	197,353	6,443,575
Mondelez International Inc., Class A	460,853	23,005,782

		29,449,357

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	560,469	44,803,892
Danaher Corp.	200,498	26,469,746
Medtronic PLC	427,979	38,980,327

		110,253,965

Health Care Providers & Services — 2.0%
CVS Health Corp.	413,916	22,322,490
UnitedHealth Group Inc.	306,202	75,711,506

		98,033,996

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	244,223	46,377,948
Starbucks Corp.	396,849	29,501,754

		75,879,702

Household Products — 2.1%
Colgate-Palmolive Co.	274,972	18,846,581
Procter & Gamble Co. (The)	798,287	83,061,762

		101,908,343

Industrial Conglomerates — 2.1%
3M Co.	183,745	38,178,536
General Electric Co.	2,777,906	27,751,281
Honeywell International Inc.	232,661	36,974,486

		102,904,303

Insurance — 0.7%
Allstate Corp. (The)	105,932	9,976,676
American International Group Inc.	277,465	11,947,643
MetLife Inc.	305,478	13,004,198

		34,928,517

Interactive Media & Services — 7.3%
Alphabet Inc., Class A(a)	95,516	112,411,825
Alphabet Inc., Class C, NVS(a)	98,074	115,071,205

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) March 31, 2019	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Facebook Inc., Class A(a)	761,256	$126,893,763

		354,376,793

Internet & Direct Marketing Retail — 5.4%
Amazon.com Inc.(a)	131,669	234,469,572
Booking Holdings Inc.(a)	14,364	25,063,887

		259,533,459

IT Services — 5.6%
Accenture PLC, Class A	203,418	35,805,636
International Business Machines Corp.	283,968	40,067,885
Mastercard Inc., Class A	288,055	67,822,550
PayPal Holdings Inc.(a)	374,387	38,876,346
Visa Inc., Class A	558,505	87,232,896

		269,805,313

Machinery — 0.5%
Caterpillar Inc.	183,663	24,884,500

Media — 1.6%
Charter Communications Inc., Class A(a)	55,373	19,209,448
Comcast Corp., Class A	1,441,281	57,622,414
Fox Corp., Class B(a)	2	72

		76,831,934

Multiline Retail — 0.3%
Target Corp.	166,524	13,365,216

Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.	606,335	74,688,345
ConocoPhillips	362,003	24,160,080
Exxon Mobil Corp.	1,352,083	109,248,307
Kinder Morgan Inc./DE	621,232	12,430,852
Occidental Petroleum Corp.	239,190	15,834,378

		236,361,962

Pharmaceuticals — 7.0%
Allergan PLC	99,773	14,607,765
Bristol-Myers Squibb Co.	521,009	24,857,340
Eli Lilly & Co.	275,716	35,776,908
Johnson & Johnson	849,843	118,799,553
Merck & Co. Inc.	823,701	68,507,212
Pfizer Inc.	1,771,655	75,242,188

		337,790,966

Road & Rail — 0.8%
Union Pacific Corp.	230,680	38,569,696

Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	1,435,052	77,062,292
NVIDIA Corp.	193,383	34,723,851
QUALCOMM Inc.	386,225	22,026,412
Texas Instruments Inc.	299,483	31,766,162

		165,578,717

Security	Shares	Value

Software — 7.8%
Adobe Inc.(a)	155,582	$41,461,047
Microsoft Corp.	2,448,305	288,753,092
Oracle Corp.	813,143	43,673,910

		373,888,049

Specialty Retail — 2.0%
Home Depot Inc. (The)	360,447	69,166,175
Lowe’s Companies Inc.	255,610	27,981,627

		97,147,802

Technology Hardware, Storage & Peripherals — 5.6%
Apple Inc.	1,429,473	271,528,396

Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B	401,691	33,826,399

Tobacco — 1.6%
Altria Group Inc.	598,156	34,352,099
Philip Morris International Inc.	496,069	43,847,539

		78,199,638

Total Common Stocks — 99.8% (Cost: $4,425,545,445)		4,813,577,446

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(b)(d)(e)	2,640,084	2,641,140
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(d)	6,434,401	6,434,401

		9,075,541

Total Short-Term Investments — 0.2% (Cost: $9,075,541)		9,075,541

Total Investments in Securities — 100.0% (Cost: $4,434,620,986)		4,822,652,987

Other Assets, Less Liabilities — 0.0%		1,682,796

Net Assets — 100.0%		$4,824,335,783

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	724,553	1,915,531	(b)	—	2,640,084	$2,641,140	$139,670	(c)	$10,086		$70
BlackRock Cash Funds: Treasury, SL Agency Shares	4,999,248	1,435,153	(b)	—	6,434,401	6,434,401	213,681		—		—
BlackRock Inc.	44,172	11,265		(16,641)	38,796	16,580,246	492,478		1,683,423		(6,172,071)

						$25,655,787	$845,829		$1,693,509		$(6,172,001)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	76	06/21/19	$10,784	$241,618

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$241,618

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,020,434

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$735,146

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,453,188

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) March 31, 2019	iShares® S&P 100 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,813,577,446	$—	$—	$4,813,577,446
Money Market Funds	9,075,541	—	—	9,075,541

	$4,822,652,987	$—	$—	$4,822,652,987

Derivative financial instruments(a)
Assets
Futures Contracts	$241,618	$—	$—	$241,618

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	938,010	$357,775,774	1.6%
Other securities		282,348,670	1.2

		640,124,444	2.8

Air Freight & Logistics
Other securities		127,412,663	0.6

Auto Components
Other securities		22,388,358	0.1

Banks
U.S. Bancorp	2,685,992	129,437,954	0.6
Other securities		60,094,741	0.2

		189,532,695	0.8

Beverages
Coca-Cola Co. (The)	3,571,947	167,381,437	0.7
PepsiCo Inc.	1,529,668	187,460,813	0.8
Other securities		106,112,863	0.5

		460,955,113	2.0

Biotechnology
AbbVie Inc.	1,369,333	110,354,546	0.5
Amgen Inc.	733,191	139,291,626	0.6
Other securities		285,466,210	1.3

		535,112,382	2.4

Building Products
Other securities		17,367,001	0.1

Capital Markets
Other securities		374,947,637	1.7

Chemicals
Linde PLC	659,110	115,957,222	0.5
Other securities		260,544,085	1.2

		376,501,307	1.7

Commercial Services & Supplies
Other securities		141,770,962	0.6

Communications Equipment
Cisco Systems Inc.	7,858,526	424,281,819	1.9
Other securities		87,202,216	0.4

		511,484,035	2.3

Construction Materials
Other securities		25,992,153	0.1

Consumer Finance
Other securities		94,745,006	0.4

Containers & Packaging
Other securities		30,829,527	0.1

Diversified Consumer Services
Other securities		5,446,158	0.0

Diversified Financial Services
Berkshire Hathaway Inc., Class B(a)	1,666,287	334,740,395	1.5

Diversified Telecommunication Services
Verizon Communications Inc.	7,376,496	436,172,208	1.9

Electric Utilities
NextEra Energy Inc.	853,630	165,023,752	0.7

Security	Shares	Value	% of Net Assets

Electric Utilities (continued)
Other securities		$75,527,360	0.4%

		240,551,112	1.1

Electrical Equipment
Other securities		81,723,971	0.4

Electronic Equipment, Instruments & Components
Other securities		48,299,661	0.2

Entertainment
Netflix Inc.(a)	779,419	277,909,639	1.2
Walt Disney Co. (The)	1,748,730	194,161,492	0.9
Other securities		45,082,685	0.2

		517,153,816	2.3

Equity Real Estate Investment Trusts (REITs)
American Tower Corp	787,517	155,188,100	0.7
Other securities		581,914,323	2.6

		737,102,423	3.3

Food & Staples Retailing
Other securities		35,555,041	0.2

Food Products
Other securities		117,334,088	0.5

Gas Utilities
Other securities		12,600,588	0.0

Health Care Equipment & Supplies
Abbott Laboratories	3,135,414	250,644,995	1.1
Intuitive Surgical Inc.(a)	204,355	116,600,876	0.5
Medtronic PLC	2,394,231	218,066,559	1.0
Other securities		639,827,896	2.8

		1,225,140,326	5.4

Health Care Providers & Services
Other securities		243,826,785	1.1

Health Care Technology
Other securities		33,208,517	0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	1,366,249	259,450,685	1.2
Other securities		256,810,263	1.1

		516,260,948	2.3

Household Durables
Other securities		17,096,813	0.1

Household Products
Procter & Gamble Co. (The)	2,500,868	260,215,316	1.1
Other securities		169,300,291	0.8

		429,515,607	1.9

Independent Power and Renewable Electricity Producers
Other securities		21,361,790	0.1

Industrial Conglomerates
3M Co.	524,096	108,896,667	0.5
Honeywell International Inc.	650,783	103,422,434	0.4
Other securities		63,175,196	0.3

		275,494,297	1.2

Insurance
Other securities		174,191,605	0.8

Interactive Media & Services
Alphabet Inc., Class A(a)	534,420	628,953,554	2.8

S C H E D U L E O F I N V E S T M E N T S	25

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Interactive Media & Services (continued)
Alphabet Inc., Class C, NVS(a)	548,729	$643,829,223	2.9%
Facebook Inc., Class A(a)	4,258,669	709,877,536	3.1
Other securities		49,154,699	0.2

		2,031,815,012	9.0

Internet & Direct Marketing Retail
Amazon.com Inc.(a)(b)	736,593	1,311,687,985	5.8
Other securities		104,346,740	0.5

		1,416,034,725	6.3

IT Services
Automatic Data Processing Inc.	777,690	124,228,200	0.5
Mastercard Inc., Class A	1,611,455	379,417,080	1.7
PayPal Holdings Inc.(a)(b)	2,094,418	217,484,365	1.0
Visa Inc., Class A(b)	3,124,428	488,004,409	2.2
Other securities		456,881,725	2.0

		1,666,015,779	7.4

Leisure Products
Other securities		13,787,618	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	718,680	196,717,090	0.9
Other securities		185,050,661	0.8

		381,767,751	1.7

Machinery
Other securities		116,740,460	0.5

Media
Comcast Corp., Class A	3,708,940	148,283,421	0.7
Other securities		61,742,755	0.2

		210,026,176	0.9

Metals & Mining
Other securities		14,964,504	0.1

Multi-Utilities
Other securities		120,820,986	0.5

Multiline Retail
Other securities		66,057,333	0.3

Oil, Gas & Consumable Fuels
ConocoPhillips	2,025,145	135,158,177	0.6
Exxon Mobil Corp.	4,235,794	342,252,155	1.5
Other securities		330,391,082	1.5

		807,801,414	3.6
Personal Products
Other securities		43,768,275	0.2

Pharmaceuticals
Eli Lilly & Co.	1,542,727	200,184,256	0.9
Johnson & Johnson	2,805,009	392,112,208	1.7
Merck & Co. Inc.	4,608,011	383,248,275	1.7
Pfizer Inc.	9,911,113	420,924,969	1.9
Other securities		118,202,483	0.5

		1,514,672,191	6.7
Professional Services
Other securities		83,920,381	0.4

Road & Rail
CSX Corp.	1,383,263	103,495,738	0.5
Union Pacific Corp.	1,290,487	215,769,427	1.0

Security	Shares	Value	% of Net Assets

Road & Rail (continued)
Other securities		$81,044,863	0.3%

		400,310,028	1.8
Semiconductors & Semiconductor Equipment
Broadcom Inc.	707,128	212,640,461	0.9
Intel Corp.	5,378,808	288,841,990	1.3
NVIDIA Corp.	573,373	102,954,856	0.4
Texas Instruments Inc.	1,105,740	117,285,842	0.5
Other securities		267,659,320	1.3

		989,382,469	4.4
Software
Adobe Inc.(a)(b)	870,691	232,030,445	1.0
Intuit Inc.	462,471	120,894,544	0.5
Microsoft Corp.	13,696,478	1,615,362,615	7.2
Oracle Corp.	2,274,472	122,161,891	0.5
salesforce.com Inc.(a)	1,365,683	216,283,217	1.0
Other securities		226,727,484	1.0

		2,533,460,196	11.2
Specialty Retail
Home Depot Inc. (The)	927,561	177,989,680	0.8
TJX Companies Inc. (The)	2,209,240	117,553,660	0.5
Other securities		301,917,533	1.3

		597,460,873	2.6
Technology Hardware, Storage & Peripherals
Other securities		44,636,499	0.2

Textiles, Apparel & Luxury Goods
Other securities		172,062,256	0.8

Tobacco
Philip Morris International Inc.	1,415,324	125,100,488	0.5

Trading Companies & Distributors
Other securities		65,734,839	0.3

Water Utilities
Other securities		21,168,429	0.1

Total Common Stocks (Cost: $16,447,203,214)		22,489,448,114	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	103,395,232	103,436,591	0.5
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	46,602,923	46,602,923	0.2

		150,039,514	0.7

Total Short-Term Investments (Cost: $150,008,118)		150,039,514	0.7

Total Investments In Securities (Cost: $16,597,211,332)		22,639,487,628	100.4

Other Assets, Less Liabilities		(88,587,148)	(0.4)

Net Assets		$22,550,900,480	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Growth ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	201,257,683	—		(97,862,451	)(b)	103,395,232	$103,436,591	$967,128(c	)	$22,745		$32,914
BlackRock Cash Funds: Treasury, SL Agency Shares	20,348,132	26,254,791(b	)	—		46,602,923	46,602,923	552,736		—		—
BlackRock Inc.	122,594	30,061		(152,655)		—	—	1,120,508		(2,169,148)		(19,111,131)

							$150,039,514	$2,640,372		$(2,146,403)		$(19,078,217)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	389	06/21/19	$55,195	$1,359,694

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$1,359,694

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,959,147)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$3,130,607

S C H E D U L E O F I N V E S T M E N T S	27

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Growth ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$30,722,578

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$22,489,448,114	$—	$—	$22,489,448,114
Money Market Funds	150,039,514	—	—	150,039,514

	$22,639,487,628	$—	$—	$22,639,487,628

Derivative financial instruments(a)
Assets
Futures Contracts	$1,359,694	$—	$—	$1,359,694

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
United Technologies Corp.	581,044	$74,890,761	0.5%
Other securities		268,953,461	1.8

		343,844,222	2.3

Air Freight & Logistics
Other securities		102,999,501	0.7

Airlines
Other securities		131,119,331	0.9

Auto Components
Other securities		22,034,980	0.1

Automobiles
General Motors Co.	1,806,945	67,037,660	0.4
Other securities		55,167,533	0.4

		122,205,193	0.8

Banks
Bank of America Corp.	12,382,480	341,632,623	2.2
Citigroup Inc.	3,241,550	201,689,241	1.3
JPMorgan Chase & Co.	4,513,507	456,902,314	3.0
PNC Financial Services Group Inc. (The)	625,301	76,699,421	0.5
Wells Fargo & Co.	5,644,195	272,727,502	1.8
Other securities		251,676,377	1.7

		1,601,327,478	10.5

Beverages
Coca-Cola Co. (The)	2,545,996	119,305,372	0.8
PepsiCo Inc.	755,174	92,546,574	0.6
Other securities		15,488,361	0.1

		227,340,307	1.5

Biotechnology
AbbVie Inc.	976,026	78,657,935	0.5
Gilead Sciences Inc.	1,758,278	114,305,653	0.7
Other securities		162,542,839	1.1

		355,506,427	2.3

Building Products
Other securities		80,183,934	0.5

Capital Markets
BlackRock Inc.(a)	167,741	71,687,471	0.5
CME Group Inc.	493,188	81,168,881	0.5
Goldman Sachs Group Inc. (The)	472,123	90,642,895	0.6
Morgan Stanley	1,790,215	75,547,073	0.5
Other securities		246,824,533	1.6

		565,870,853	3.7

Chemicals
DowDuPont Inc.	3,108,165	165,696,276	1.1
Other securities		184,798,673	1.2

		350,494,949	2.3

Commercial Services & Supplies
Other securities		18,900,786	0.1

Communications Equipment
Other securities		12,742,870	0.1

Construction & Engineering
Other securities		26,490,161	0.2

Construction Materials
Other securities		18,542,698	0.1

Security	Shares	Value	% of Net Assets

Consumer Finance
Other securities		$144,746,998	1.0%

Containers & Packaging
Other securities		77,833,319	0.5

Distributors
Other securities		34,696,269	0.2

Diversified Consumer Services
Other securities		2,537,065	0.0

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	1,393,885	280,017,558	1.8
Other securities		6,828,474	0.1

		286,846,032	1.9

Diversified Telecommunication Services
AT&T Inc.	10,041,727	314,908,559	2.1
Other securities		15,701,888	0.1

		330,610,447	2.2

Electric Utilities
Duke Energy Corp.	1,002,177	90,195,930	0.6
Southern Co. (The)	1,426,135	73,702,657	0.5
Other securities		300,287,839	1.9

		464,186,426	3.0

Electrical Equipment
Other securities		96,970,514	0.6

Electronic Equipment, Instruments & Components
Other securities		113,881,026	0.8

Energy Equipment & Services
Schlumberger Ltd.	1,910,549	83,242,620	0.5
Other securities		91,189,955	0.6

		174,432,575	1.1

Entertainment
Walt Disney Co. (The)	1,059,195	117,602,421	0.8
Other securities		83,441,726	0.5

		201,044,147	1.3

Equity Real Estate Investment Trusts (REITs)
Other securities		415,700,972	2.7

Food & Staples Retailing
Costco Wholesale Corp.	607,211	147,030,071	1.0
Walmart Inc.	1,962,386	191,391,507	1.2
Walgreens Boots Alliance Inc.	1,105,449	69,941,758	0.5
Other securities		43,143,869	0.3

		451,507,205	3.0

Food Products
Mondelez International Inc., Class A	1,990,771	99,379,288	0.6
Other securities		187,604,286	1.3

		286,983,574	1.9

Gas Utilities
Other securities		6,742,944	0.0

Health Care Equipment & Supplies
Other securities		198,251,694	1.3

Health Care Providers &Services
Anthem Inc.	354,288	101,673,570	0.7
CVS Health Corp.	1,788,013	96,427,541	0.6
UnitedHealth Group Inc.	1,322,714	327,054,264	2.2

S C H E D U L E O F I N V E S T M E N T S	29

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services (continued)
Other securities		$185,213,989	1.2%

		710,369,364	4.7

Hotels, Restaurants & Leisure
Other securities		203,327,913	1.3

Household Durables
Other securities		88,009,552	0.6

Household Products
Procter & Gamble Co. (The)	1,517,296	157,874,649	1.0
Other securities		62,067,925	0.4

		219,942,574	1.4

Independent Power and Renewable Electricity Producers
Other securities		16,568,476	0.1

Industrial Conglomerates
3M Co.	388,930	80,811,875	0.5
General Electric Co.	11,999,857	119,878,571	0.8
Honeywell International Inc.	502,519	79,860,320	0.5

		280,550,766	1.8

Insurance
Chubb Ltd.	631,873	88,512,770	0.6
Other securities		543,666,688	3.6

		632,179,458	4.2

Interactive Media & Services
Other securities		2,365,002	0.0

Internet & Direct Marketing Retail
Other securities		90,804,991	0.6

IT Services
Accenture PLC, Class A	474,507	83,522,722	0.5
International Business Machines Corp.	1,226,670	173,083,137	1.1
Other securities		127,315,213	0.9

		383,921,072	2.5

Leisure Products
Other securities		8,886,903	0.1

Life Sciences Tools & Services
Other securities		50,826,541	0.3

Machinery
Caterpillar Inc.	793,380	107,495,056	0.7
Deere & Co.	439,039	70,175,994	0.5
Other securities		244,628,715	1.6

		422,299,765	2.8

Media
Comcast Corp., Class A	3,362,024	134,413,719	0.9
Other securities		155,117,265	1.0

		289,530,984	1.9

Metals & Mining
Other securities		65,008,313	0.4

Multi-Utilities
Other securities		266,072,945	1.7

Multiline Retail
Other securities		117,369,981	0.8

Oil, Gas & Consumable Fuels
Chevron Corp.	2,619,216	322,635,027	2.1
EOG Resources Inc.	799,597	76,105,642	0.5

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	2,569,889	$207,647,031	1.4%
Other securities		362,415,403	2.4

		968,803,103	6.4

Personal Products
Other securities		23,101,853	0.2

Pharmaceuticals
Johnson & Johnson	1,505,154	210,405,478	1.4
Other securities		182,139,414	1.2

		392,544,892	2.6

Professional Services
Other securities		34,236,440	0.2

Real Estate Management & Development
Other securities		21,320,170	0.1

Road & Rail
Other securities		34,322,161	0.2

Semiconductors & Semiconductor Equipment
Intel Corp.	2,045,691	109,853,607	0.7
NVIDIA Corp.(c)	392,621	70,499,027	0.5
Other securities		323,780,674	2.1

		504,133,308	3.3

Software
Oracle Corp.	1,756,286	94,330,121	0.6
Other securities		40,361,006	0.3

		134,691,127	0.9

Specialty Retail
Home Depot Inc. (The)	840,803	161,341,688	1.1
Other securities		153,174,976	1.0

		314,516,664	2.1

Technology Hardware, Storage & Peripherals
Apple Inc.	6,174,963	1,172,934,222	7.7
Other securities		104,444,207	0.7

		1,277,378,429	8.4

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	850,250	71,599,552	0.5
Other securities		44,616,206	0.3

		116,215,758	0.8

Tobacco
Altria Group Inc.	2,583,882	148,392,343	1.0
Philip Morris International Inc.	1,050,018	92,811,091	0.6

		241,203,434	1.6

Trading Companies & Distributors
Other securities		5,879,191	0.0

Water Utilities
Other securities		9,611,834	0.1

Total Common Stocks (Cost: $14,129,816,975)		15,192,567,861	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(a)(d)(e)	42,607,767	42,624,810	0.3

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(d)	23,902,524	$23,902,524	0.2%

		66,527,334	0.5

Total Short-Term Investments (Cost: $66,516,445)		66,527,334	0.5

Total Investments In Securities (Cost: $14,196,333,420)		15,259,095,195	100.2

Other Assets, Less Liabilities		(24,663,537)	(0.2)

Net Assets		$15,234,431,658	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

												Change in
	Shares					Shares				Net		Unrealized
	Held at	Shares		Shares		Held at	Value at			Realized		Appreciation
Affiliated Issuer	03/31/18	Purchased		Sold		03/31/19	03/31/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	60,110,555	—		(17,502,788	)(b)	42,607,767	$42,624,810	$323,356	(c)	$1,442		$13,839
BlackRock Cash Funds: Treasury, SL Agency Shares	15,039,687	8,862,837	(b)	—		23,902,524	23,902,524	662,374		—		—
BlackRock Inc.	69,699	132,213		(34,171)		167,741	71,687,471	1,207,440		2,511,713		(4,563,827)
PNC Financial Services Group Inc. (The)(d)	647,820	329,668		(352,187)		625,301	N/A	2,323,881		7,357,048		(33,854,146)

							$138,214,805	$4,517,051		$9,870,203		$(38,404,134)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	277	06/21/19	$39,304	$1,051,788

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$1,051,788

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	31

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Value ETF

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$170,963

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,792,334

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$39,846,994

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,192,567,861	$—	$—	$15,192,567,861
Money Market Funds	66,527,334	—	—	66,527,334

	$15,259,095,195	$—	$—	$15,259,095,195

Derivative financial instruments(a)
Assets
Futures Contracts	$1,051,788	$—	$—	$1,051,788

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$78,866,912	1.1%

Air Freight & Logistics
Other securities		21,466,658	0.3

Auto Components
Other securities		34,085,893	0.5

Banks
Other securities		223,569,325	3.0

Beverages
Other securities		22,351,439	0.3

Biotechnology
Other securities		54,115,747	0.7

Building Products
Lennox International Inc.	312,554	82,639,277	1.1
Other securities		20,502,586	0.3

		103,141,863	1.4

Capital Markets
FactSet Research Systems Inc.	331,299	82,251,603	1.1
MarketAxess Holdings Inc.	328,234	80,771,823	1.1
Other securities		106,405,075	1.4

		269,428,501	3.6

Chemicals
Chemours Co. (The)	1,454,880	54,063,341	0.7
RPM International Inc.	1,146,618	66,549,709	0.9
Other securities		97,446,430	1.3

		218,059,480	2.9

Commercial Services & Supplies
Other securities		78,894,928	1.1

Communications Equipment
Ciena Corp.(a)	1,252,741	46,777,349	0.6
Other securities		57,367,769	0.8

		104,145,118	1.4

Construction & Engineering
Other securities		11,048,891	0.2

Construction Materials
Other securities		17,187,590	0.2

Consumer Finance
Other securities		62,861,212	0.8

Containers & Packaging
Other securities		57,913,699	0.8

Distributors
Pool Corp.	343,093	56,600,052	0.8

Diversified Consumer Services
Service Corp. International/U.S	1,579,135	63,402,270	0.8
Other securities		35,160,475	0.5

		98,562,745	1.3

Electric Utilities
Other securities		85,867,408	1.1

Security	Shares	Value	% of Net Assets

Electrical Equipment
Other securities		$66,461,697	0.9%

Electronic Equipment, Instruments & Components
Trimble Inc.(a)(b)	2,190,668	88,502,987	1.2
Zebra Technologies Corp., Class A(a)(b)	469,204	98,312,314	1.3
Other securities		119,778,611	1.6

		306,593,912	4.1

Energy Equipment & Services
Other securities		61,687,110	0.8

Entertainment
Live Nation Entertainment Inc.(a)(b)	1,204,580	76,539,013	1.0
Other securities		49,755,154	0.7

		126,294,167	1.7

Equity Real Estate Investment Trusts (REITs)
American Campus Communities Inc.	1,193,530	56,788,157	0.8
Camden Property Trust	496,588	50,403,682	0.7
CyrusOne Inc.	942,919	49,446,672	0.7
Medical Properties Trust Inc.	3,319,161	61,437,670	0.8
National Retail Properties Inc.	1,407,681	77,971,451	1.0
Omega Healthcare Investors Inc.	1,778,819	67,861,945	0.9
Other securities		462,300,141	6.1

		826,209,718	11.0

Food Products
Post Holdings Inc.(a)	579,166	63,360,760	0.8
Other securities		49,859,904	0.7

		113,220,664	1.5

Gas Utilities
National Fuel Gas Co.	751,484	45,810,465	0.6
UGI Corp.	1,514,194	83,916,631	1.1
Other securities		37,200,731	0.5

		166,927,827	2.2

Health Care Equipment & Supplies
Hill-Rom Holdings Inc.	580,638	61,466,339	0.8
Masimo Corp.(a)	426,074	58,917,513	0.8
STERIS PLC(a)	736,706	94,320,469	1.3
West Pharmaceutical Services Inc.	646,154	71,206,171	1.0
Other securities		243,260,624	3.2

		529,171,116	7.1

Health Care Providers & Services
Chemed Corp.	139,071	44,512,455	0.6
Encompass Health Corp.	860,053	50,227,095	0.7
Molina Healthcare Inc.(a)	544,021	77,229,221	1.0
Other securities		87,554,924	1.2

		259,523,695	3.5

Health Care Technology
Other securities		23,836,471	0.3

Hotels, Restaurants & Leisure
Domino’s Pizza Inc.	357,464	92,261,458	1.2
Other securities		300,488,485	4.0

		392,749,943	5.2

Household Durables
NVR Inc.(a)	17,768	49,164,056	0.7
Other securities		42,413,757	0.5

		91,577,813	1.2

Household Products
Other securities		12,704,676	0.2

S C H E D U L E O F I N V E S T M E N T S	33

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Industrial Conglomerates
Other securities		$39,151,095	0.5%

Insurance
Brown & Brown Inc.	2,022,032	59,670,164	0.8
Primerica Inc.	370,895	45,304,824	0.6
Other securities		47,255,440	0.6

		152,230,428	2.0

Interactive Media & Services
Other securities		28,704,559	0.4

IT Services
Leidos Holdings Inc.	1,273,051	81,589,839	1.1
Sabre Corp.	2,398,757	51,309,412	0.7
WEX Inc.(a)	375,424	72,077,654	1.0
Other securities		97,865,932	1.2

		302,842,837	4.0

Life Sciences Tools & Services
Bio-Rad Laboratories Inc., Class A(a)	175,388	53,612,604	0.7
Bio-Techne Corp.	328,939	65,310,839	0.9
PRA Health Sciences Inc.(a)	513,701	56,656,083	0.8
Other securities		50,115,136	0.6

		225,694,662	3.0

Machinery
IDEX Corp.	660,151	100,171,313	1.3
Woodward Inc.	486,664	46,179,547	0.6
Other securities		259,786,580	3.5

		406,137,440	5.4

Marine
Other securities		15,875,775	0.2

Media
Other securities		88,899,667	1.2

Metals & Mining
Other securities		61,200,428	0.8

Multi-Utilities
Other securities		52,756,823	0.7

Multiline Retail
Other securities		38,322,130	0.5

Oil, Gas & Consumable Fuels
Other securities		179,885,788	2.4

Paper & Forest Products
Other securities		12,362,684	0.2

Personal Products
Other securities		10,137,185	0.1

Pharmaceuticals
Other securities		45,159,281	0.6

Professional Services
Other securities		69,242,549	0.9

Road & Rail
Old Dominion Freight Line Inc.(b)	378,836	54,700,130	0.7
Other securities		45,823,251	0.6

		100,523,381	1.3

Semiconductors & Semiconductor Equipment
Cree Inc.(a)(b)	899,073	51,444,957	0.7

Security	Shares	Value	% of Net Assets

Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corp.	3,169,350	$47,286,702	0.6%
Integrated Device Technology Inc.(a)(b)	1,117,726	54,757,397	0.7
Monolithic Power Systems Inc.	343,892	46,593,927	0.6
Other securities		144,611,542	2.0

		344,694,525	4.6

Software
Fair Isaac Corp.(a)	253,206	68,778,346	0.9
PTC Inc.(a)	929,917	85,719,749	1.1
Teradata Corp.(a)(b)	1,021,674	44,596,070	0.6
Tyler Technologies Inc.(a)	333,529	68,173,328	0.9
Ultimate Software Group Inc. (The)(a)	275,930	91,092,771	1.2
Other securities		158,569,108	2.2

		516,929,372	6.9

Specialty Retail
Five Below Inc.(a)	485,665	60,343,876	0.8
Other securities		68,385,589	0.9

		128,729,465	1.7

Textiles, Apparel & Luxury Goods
Other securities		57,678,287	0.8

Thrifts & Mortgage Finance
Other securities		22,787,768	0.3

Trading Companies & Distributors
Other securities		33,845,007	0.5

Water Utilities
Other securities		26,009,196	0.4

Total Common Stocks (Cost: $6,222,940,989)		7,534,926,602	100.6

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	301,369,715	301,490,263	4.0
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	11,795,983	11,795,983	0.2

		313,286,246	4.2

Total Short-Term Investments (Cost: $313,185,229)		313,286,246	4.2

Total Investments In Securities (Cost: $6,536,126,218)		7,848,212,848	104.8

Other Assets, Less Liabilities		(357,454,978)	(4.8)

Net Assets		$7,490,757,870	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	259,947,471	41,422,244	301,369,715	$301,490,263	$1,094,553	(b)	$18,091		$104,741
BlackRock Cash Funds: Treasury, SL Agency Shares	9,263,945	2,532,038	11,795,983	11,795,983	201,494		—		—

				$313,286,246	$1,296,047		$18,091		$104,741

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini	52	06/21/19	$9,885	$189,465

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$189,465

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(961,099)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$234,697

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,260,334

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	35

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,534,926,602	$—	$—	$7,534,926,602
Money Market Funds	313,286,246	—	—	313,286,246

	$7,848,212,848	$—	$—	$7,848,212,848

Derivative financial instruments(a)
Assets
Futures Contracts	$189,465	$—	$—	$189,465

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Teledyne Technologies Inc.(a)	144,251	$34,188,929	0.5%

Air Freight & Logistics
Other securities		26,593,830	0.4

Airlines
JetBlue Airways Corp.(a)	2,394,464	39,173,431	0.6

Auto Components
Other securities		101,036,325	1.6

Automobiles
Other securities		25,492,864	0.4

Banks
Cullen/Frost Bankers Inc.	491,409	47,701,072	0.7
First Horizon National Corp.	2,485,873	34,752,505	0.5
PacWest Bancorp	943,630	35,489,924	0.6
Prosperity Bancshares Inc.	518,325	35,795,524	0.6
Synovus Financial Corp.	1,241,321	42,651,790	0.7
Webster Financial Corp.	720,902	36,528,104	0.6
Other securities		500,613,432	7.8

		733,532,351	11.5

Biotechnology
United Therapeutics Corp.(a)	341,531	40,085,494	0.7
Other securities		27,340,940	0.4

		67,426,434	1.1

Building Products
Other securities		28,426,079	0.5

Capital Markets
Other securities		155,081,812	2.4

Chemicals
Ashland Global Holdings Inc.	489,137	38,216,274	0.6
Other securities		133,487,437	2.1

		171,703,711	2.7

Commercial Services & Supplies
Stericycle Inc.(a)(b)	666,010	36,244,264	0.6
Other securities		87,734,194	1.4

		123,978,458	2.0

Communications Equipment
ARRIS International PLC(a)(b)	1,278,491	40,413,100	0.6
Other securities		60,499,532	1.0

		100,912,632	1.6

Construction & Engineering
AECOM(a)(b)	1,219,327	36,177,432	0.6
Other securities		115,543,171	1.8

		151,720,603	2.4

Construction Materials
Other securities		14,831,405	0.2

Consumer Finance
Other securities		19,684,805	0.3

Containers & Packaging
Sonoco Products Co.	779,421	47,957,774	0.7
Other securities		88,923,762	1.5

		136,881,536	2.2

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$28,394,246	0.5%

Electric Utilities
Other securities		126,662,154	2.0

Electrical Equipment
Acuity Brands Inc.	311,614	37,396,796	0.6
nVent Electric PLC	1,259,781	33,988,892	0.6
Other securities		39,988,158	0.6

		111,373,846	1.8

Electronic Equipment, Instruments & Components
Arrow Electronics Inc.(a)	662,496	51,051,942	0.8
Avnet Inc.	846,978	36,733,436	0.6
Cognex Corp.(b)	680,563	34,613,434	0.5
Other securities		152,519,993	2.4

		274,918,805	4.3

Energy Equipment & Services
Other securities		98,108,913	1.5

Entertainment
Other securities		18,259,194	0.3

Equity Real Estate Investment Trusts (REITs)
Kilroy Realty Corp.	787,846	59,844,782	0.9
Other securities		457,625,790	7.2

		517,470,572	8.1

Food & Staples Retailing
Casey’s General Stores Inc.	285,946	36,821,267	0.6
Other securities		20,899,120	0.3

		57,720,387	0.9

Food Products
Ingredion Inc.	520,084	49,246,754	0.8
Other securities		79,695,721	1.2

		128,942,475	2.0

Gas Utilities
New Jersey Resources Corp.	693,437	34,526,228	0.5
Southwest Gas Holdings Inc.	414,631	34,107,546	0.5
Other securities		35,735,016	0.6

		104,368,790	1.6

Health Care Equipment & Supplies
Other securities		15,901,045	0.3

Health Care Providers & Services
Other securities		76,462,178	1.2

Health Care Technology
Other securities		27,058,419	0.4

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.(a)(b)	4,554,213	39,576,111	0.6
Other securities		145,445,352	2.3

		185,021,463	2.9

Household Durables
Toll Brothers Inc.	1,048,003	37,937,709	0.6
Other securities		74,842,394	1.2

		112,780,103	1.8

Household Products
Other securities		10,909,903	0.2

Industrial Conglomerates
Other securities		19,769,655	0.3

S C H E D U L E O F I N V E S T M E N T S	37

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Insurance
Alleghany Corp.(a)	112,896	$69,137,510	1.1%
American Financial Group Inc./OH	524,223	50,435,495	0.8
First American Financial Corp.	869,216	44,764,624	0.7
Old Republic International Corp.	2,220,194	46,446,459	0.7
Reinsurance Group of America Inc.	490,162	69,593,201	1.1
RenaissanceRe Holdings Ltd.	329,252	47,247,662	0.8
WR Berkley Corp.	746,295	63,226,112	1.0
Other securities		75,656,715	1.1

		466,507,778	7.3

Interactive Media & Services
Other securities		5,619,128	0.1

IT Services
CACI International Inc., Class A(a)(b)	194,216	35,351,196	0.6
Other securities		52,816,081	0.8

		88,167,277	1.4

Leisure Products
Brunswick Corp./DE	679,814	34,215,039	0.5
Polaris Industries Inc.	447,621	37,792,641	0.6

		72,007,680	1.1

Life Sciences Tools & Services
Other securities		34,448,430	0.5

Machinery
AGCO Corp.	502,042	34,917,021	0.6
Oshkosh Corp.	547,167	41,108,657	0.6
Other securities		213,190,524	3.4

		289,216,202	4.6

Marine
Other securities		17,350,335	0.3

Media
Other securities		71,115,148	1.1

Metals & Mining
Reliance Steel & Aluminum Co.	523,267	47,230,079	0.7
Steel Dynamics Inc.	1,791,305	63,179,327	1.0
Other securities		101,631,721	1.6

		212,041,127	3.3

Multi-Utilities
MDU Resources Group Inc.	1,531,761	39,565,387	0.6
Other securities		11,604,272	0.2

		51,169,659	0.8

Multiline Retail
Other securities		10,371,168	0.2

Oil, Gas & Consumable Fuels
EQT Corp.	1,986,993	41,210,235	0.7
WPX Energy Inc.(a)(b)	3,087,370	40,475,421	0.6
Other securities		105,113,406	1.6

		186,799,062	2.9

Paper & Forest Products
Other securities		39,131,679	0.6

Personal Products
Other securities		30,147,850	0.5

Pharmaceuticals
Other securities		31,948,324	0.5

Security	Shares	Value	% of Net Assets

Professional Services
ManpowerGroup Inc.	471,678	$39,003,054	0.6%

Real Estate Management & Development
Jones Lang LaSalle Inc.	355,962	54,882,221	0.9
Other securities		10,120,510	0.1

		65,002,731	1.0

Road & Rail
Other securities		142,098,372	2.2

Semiconductors & Semiconductor Equipment
MKS Instruments Inc.	423,364	39,394,020	0.6
Other securities		106,246,573	1.7

		145,640,593	2.3

Software
CDK Global Inc.	574,766	33,807,736	0.5
Other securities		51,935,435	0.9

		85,743,171	1.4

Specialty Retail
Other securities		159,921,585	2.5

Technology Hardware, Storage & Peripherals
Other securities		25,359,806	0.4

Textiles, Apparel & Luxury Goods
Skechers U.S.A. Inc., Class A(a)(b)	1,042,515	35,038,929	0.5
Other securities		17,526,877	0.3

		52,565,806	0.8

Thrifts & Mortgage Finance
New York Community Bancorp. Inc.	3,645,178	42,174,709	0.7
Other securities		18,311,262	0.3

		60,485,971	1.0

Trading Companies & Distributors
Watsco Inc.	251,044	35,952,011	0.6
Other securities		32,402,519	0.5

		68,354,530	1.1

Water Utilities
Other securities		27,384,478	0.4

Wireless Telecommunication Services
Other securities		22,515,963	0.4

Total Common Stocks (Cost: $5,919,599,830)		6,344,904,260	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	286,662,983	286,777,648	4.5

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	8,018,310	$8,018,310	0.2%

		294,795,958	4.7

Total Short-Term Investments (Cost: $294,711,504)		294,795,958	4.7

Total Investments In Securities (Cost: $6,214,311,334)		6,639,700,218	104.5

Other Assets, Less Liabilities		(284,015,569)	(4.5)

Net Assets		$6,355,684,649	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	424,106,220	(137,443,237)	286,662,983	$286,777,648	$1,711,447	(b)	$24,207		$104,942
BlackRock Cash Funds: Treasury, SL Agency Shares	7,011,886	1,006,424	8,018,310	8,018,310	201,321		—		—

				$294,795,958	$1,912,768		$24,207		$104,942

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini	52	06/21/19	$9,885	$189,465

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$189,465

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	39

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Mid-Cap 400 Value ETF

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,867,582)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$537,974

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,880,864

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,344,904,260	$—	$—	$6,344,904,260
Money Market Funds	294,795,958	—	—	294,795,958

	$6,639,700,218	$—	$—	$6,639,700,218

Derivative financial instruments(a)
Assets
Futures Contracts	$189,465	$—	$—	$189,465

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,088,654	$38,679,877	0.7%
Axon Enterprise Inc.(a)(b)	888,029	48,317,658	0.9
Other securities		84,981,944	1.5

		171,979,479	3.1

Air Freight & Logistics
Other securities		27,306,012	0.5

Airlines
Other securities		33,771,165	0.6

Auto Components
Dorman Products Inc.(a)(b)	438,295	38,609,407	0.7
Fox Factory Holding Corp.(a)(b)	573,432	40,077,163	0.7
Other securities		20,424,158	0.4

		99,110,728	1.8

Banks
Community Bank System Inc.	774,650	46,300,830	0.8
Glacier Bancorp. Inc.	1,275,867	51,123,991	0.9
Independent Bank Corp./Rockland MA	518,295	41,987,078	0.8
Old National Bancorp./IN	2,274,443	37,300,865	0.7
Other securities		251,062,824	4.5

		427,775,588	7.7

Beverages
Other securities		9,305,987	0.2

Biotechnology
Repligen Corp.(a)(b)	590,063	34,860,922	0.6
Other securities		156,580,063	2.8

		191,440,985	3.4

Building Products
Other securities		58,029,349	1.0

Capital Markets
Other securities		51,303,517	0.9
Chemicals
Innospec Inc.	368,834	30,742,314	0.6
Quaker Chemical Corp.	201,338	40,334,042	0.7
Other securities		41,240,305	0.7

		112,316,661	2.0

Commercial Services & Supplies
UniFirst Corp./MA	233,287	35,809,555	0.7
Other securities		89,320,005	1.5

		125,129,560	2.2

Communications Equipment
Viavi Solutions Inc.(a)(b)	3,441,621	42,607,268	0.8
Other securities		17,855,941	0.3

		60,463,209	1.1

Construction & Engineering
Other securities		16,036,893	0.3

Consumer Finance
FirstCash Inc.	657,618	56,883,957	1.0
Other securities		6,378,080	0.1

		63,262,037	1.1

Diversified Consumer Services
Strategic Education Inc.	328,258	43,103,558	0.8

Security	Shares	Value	% of Net Assets

Diversified Consumer Services (continued)
Other securities		$33,930,879	0.6%

		77,034,437	1.4

Diversified Telecommunication Services
Iridium Communications Inc.(a)(b)	1,474,005	38,972,692	0.7
Other securities		54,294,747	1.0

		93,267,439	1.7

Electric Utilities
Other securities		19,171,556	0.3

Electrical Equipment
Other securities		19,065,796	0.3

Electronic Equipment, Instruments & Components
Rogers Corp.(a)(b)	186,487	29,629,054	0.5
Other securities		112,015,666	2.0

		141,644,720	2.5

Energy Equipment & Services
Other securities		74,924,022	1.3

Entertainment
Other securities		12,970,713	0.2

Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	567,228	39,331,590	0.7
CareTrust REIT Inc.	1,341,153	31,463,449	0.6
EastGroup Properties Inc.	550,653	61,474,901	1.1
Four Corners Property Trust Inc.	1,031,735	30,539,356	0.5
Other securities		272,352,446	4.9

		435,161,742	7.8

Food & Staples Retailing
Other securities		6,281,881	0.1

Food Products
Other securities		63,962,417	1.1

Gas Utilities
Other securities		18,893,827	0.3

Health Care Equipment & Supplies
CONMED Corp.	390,933	32,517,807	0.6
Integer Holdings Corp.(a)	451,579	34,058,088	0.6
Merit Medical Systems Inc.(a)(b)	828,766	51,242,602	0.9
Neogen Corp.(a)(b)	786,183	45,119,042	0.8
Other securities		140,671,207	2.5

		303,608,746	5.4

Health Care Providers & Services
AMN Healthcare Services Inc.(a)(b)	707,477	33,315,092	0.6
BioTelemetry Inc.(a)(b)	507,316	31,768,128	0.6
Ensign Group Inc. (The)	747,724	38,275,991	0.7
LHC Group Inc.(a)(b)	281,657	31,224,495	0.5
Other securities		54,158,114	1.0

		188,741,820	3.4

Health Care Technology
HMS Holdings Corp.(a)	1,287,189	38,113,666	0.7
Omnicell Inc.(a)(b)	615,865	49,786,527	0.9
Other securities		35,891,041	0.6

		123,791,234	2.2

Hotels, Restaurants & Leisure
Belmond Ltd., Class A(a)(b)	1,353,748	33,748,938	0.6
Dave & Buster’s Entertainment Inc.	583,335	29,090,916	0.5
Wingstop Inc.	443,477	33,717,556	0.6

S C H E D U L E O F I N V E S T M E N T S	41

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$87,964,515	1.6%

		184,521,925	3.3

Household Durables
iRobot Corp.(a)(b)	419,598	49,382,488	0.9
Other securities		15,156,434	0.3

		64,538,922	1.2

Household Products
WD-40 Co.	208,675	35,357,892	0.6

Industrial Conglomerates
Other securities		20,825,663	0.4

Insurance
RLI Corp.	591,296	42,425,488	0.8
Selective Insurance Group Inc.	568,409	35,968,921	0.6
Other securities		102,439,744	1.8

		180,834,153	3.2

Interactive Media & Services
Other securities		15,530,539	0.3

Internet & Direct Marketing Retail
Other securities		43,021,336	0.8

IT Services
Other securities		126,039,996	2.3

Leisure Products
Other securities		23,777,623	0.4

Life Sciences Tools & Services
NeoGenomics Inc.(a)(b)	1,427,483	29,206,302	0.5
Other securities		51,566,211	1.0

		80,772,513	1.5

Machinery
Albany International Corp., Class A	437,758	31,339,095	0.6
Franklin Electric Co. Inc.	579,764	29,620,143	0.5
Proto Labs Inc.(a)(b)	407,311	42,824,679	0.8
Other securities		204,516,301	3.6

		308,300,218	5.5

Marine
Other securities		23,330,850	0.4

Media
Other securities		21,456,040	0.4

Metals & Mining
Other securities		52,818,579	1.0

Mortgage Real Estate Investment
Other securities		48,225,213	0.9

Multi-Utilities
Other securities		18,938,425	0.3

Oil, Gas & Consumable Fuels
Other securities		92,642,329	1.7

Personal Products
Other securities		62,314,929	1.1

Pharmaceuticals
Other securities		131,811,252	2.4

Security	Shares	Value	% of Net Assets

Professional Services
Exponent Inc.	777,367	$44,869,623	0.8%
Other securities		77,209,510	1.4

		122,079,133	2.2

Real Estate Management & Development
Other securities		25,064,344	0.5

Road & Rail
Other securities		8,386,453	0.2

Semiconductors & Semiconductor Equipment
Brooks Automation Inc.	1,071,148	31,416,771	0.6
Cabot Microelectronics Corp.	437,078	48,935,253	0.9
Semtech Corp.(a)(b)	993,393	50,573,638	0.9
Other securities		107,407,984	1.9

		238,333,646	4.3

Software
8x8 Inc.(a)	1,445,169	29,192,414	0.5
SPS Commerce Inc.(a)	268,089	28,433,519	0.5
Other securities		150,736,769	2.7

		208,362,702	3.7

Specialty Retail
Monro Inc.	499,693	43,233,438	0.8
Other securities		112,557,208	2.0

		155,790,646	2.8

Technology Hardware, Storage & Peripherals
Other securities		33,888,853	0.6

Textiles, Apparel & Luxury Goods
Wolverine World Wide Inc.	855,119	30,553,402	0.6
Other securities		63,832,315	1.1

		94,385,717	1.7

Thrifts & Mortgage Finance
Other securities		34,859,985	0.6

Trading Companies & Distributors
Other securities		39,644,858	0.7

Water Utilities
Other securities		49,363,327	0.9

Total Common Stocks (Cost: $4,737,922,840)		5,570,969,581	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	415,768,975	415,935,282	7.5

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	8,492,159	$8,492,159	0.1%

		424,427,441	7.6

Total Short-Term Investments (Cost: $424,268,224)		424,427,441	7.6

Total Investments In Securities (Cost: $5,162,191,064)		5,995,397,022	107.4

Other Assets, Less Liabilities		(415,175,920)	(7.4)

Net Assets		$5,580,221,102	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	493,610,941	(77,841,966)	415,768,975	$415,935,282	$3,783,169	(b)	$13,314		$172,820
BlackRock Cash Funds: Treasury, SL Agency Shares	4,426,144	4,066,015	8,492,159	8,492,159	163,564		—		—

				$424,427,441	$3,946,733		$13,314		$172,820

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	124	06/21/19	$9,572	$82,823

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$82,823

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	43

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Growth ETF

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(966,175)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$195,761

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,314,494

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,570,969,581	$—	$—	$5,570,969,581
Money Market Funds	424,427,441	—	—	424,427,441

	$5,995,397,022	$ —	$ —	$5,995,397,022

Derivative financial instruments(a)
Assets
Futures Contracts	$82,823	$—	$—	$82,823

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Moog Inc., Class A	548,274	$47,672,424	0.8%
Other securities		52,333,470	0.8

		100,005,894	1.6

Air Freight & Logistics
Other securities		58,284,495	0.9

Airlines
SkyWest Inc.	872,527	47,369,491	0.8
Other securities		11,794,256	0.2

		59,163,747	1.0

Auto Components
American Axle & Manufacturing Holdings Inc.(a)(b)	1,888,524	27,024,778	0.5
LCI Industries	420,815	32,327,008	0.5
Other securities		79,419,471	1.3

		138,771,257	2.3

Automobiles
Other securities		15,376,201	0.3

Banks
Banner Corp.	528,389	28,622,832	0.5
Columbia Banking System Inc.	1,238,290	40,479,700	0.7
Eagle Bancorp. Inc.(a)(b)	535,425	26,878,335	0.4
First Financial Bancorp	1,656,160	39,847,210	0.7
Hope Bancorp Inc.	2,034,677	26,613,575	0.4
NBT Bancorp. Inc.	739,333	26,623,381	0.4
Simmons First National Corp., Class A	1,560,438	38,199,522	0.6
United Community Banks Inc./GA	1,228,383	30,623,588	0.5
Other securities		316,492,829	5.1

		574,380,972	9.3

Beverages
Other securities		28,802,551	0.5

Biotechnology
Other securities		65,672,932	1.1

Building Products
Universal Forest Products Inc.	1,030,383	30,798,148	0.5
Other securities		124,592,979	2.0

		155,391,127	2.5

Capital Markets
Other securities		61,267,850	1.0

Chemicals
HB Fuller Co.	859,029	41,783,171	0.7
Livent Corp.(a)	2,470,483	30,337,531	0.5
Stepan Co.	342,880	30,008,858	0.5
Other securities		121,885,300	1.9

		224,014,860	3.6

Commercial Services & Supplies
ABM Industries Inc.	1,117,905	40,635,847	0.7
Tetra Tech Inc.	477,071	28,428,661	0.5
Other securities		96,814,931	1.5

		165,879,439	2.7

Communications Equipment
Finisar Corp.(a)	1,992,270	46,160,896	0.7
Other securities		58,130,518	1.0

		104,291,414	1.7

Security	Shares	Value	% of Net Assets

Construction & Engineering
Other securities		$60,431,363	1.0%

Construction Materials
Other securities		11,092,235	0.2

Consumer Finance
Other securities		59,438,000	1.0

Containers & Packaging
Other securities		10,253,356	0.2

Distributors
Core-Mark Holding Co. Inc.	775,399	28,790,565	0.5

Diversified Telecommunication Services
Other securities		49,977,456	0.8

Electric Utilities
Other securities		19,049,975	0.3

Electrical Equipment
Other securities		29,378,758	0.5

Electronic Equipment, Instruments & Components
Anixter International Inc.(a)(b)	486,780	27,313,226	0.4
II-VI Inc.(a)(b)	1,005,844	37,457,630	0.6
Insight Enterprises Inc.(a)(b)	600,998	33,090,950	0.5
Itron Inc.(a)(b)	568,151	26,504,244	0.4
Plexus Corp.(a)	523,144	31,885,627	0.5
Sanmina Corp.(a)(b)	1,158,522	33,423,360	0.5
Other securities		182,799,967	3.2

		372,475,004	6.1

Energy Equipment & Services
Dril-Quip Inc.(a)(b)	615,154	28,204,811	0.5
Other securities		179,006,788	2.9

		207,211,599	3.4

Equity Real Estate Investment Trusts (REITs)
Chesapeake Lodging Trust	1,027,710	28,580,615	0.5
Lexington Realty Trust	3,539,941	32,071,865	0.5
Retail Opportunity Investments Corp.	1,929,260	33,453,368	0.5
Xenia Hotels & Resorts Inc.	1,893,914	41,495,656	0.7
Other securities		281,284,356	4.6

		416,885,860	6.8

Food & Staples Retailing
Other securities		40,543,719	0.7

Food Products
Darling Ingredients Inc.(a)	2,770,715	59,985,980	1.0
Other securities		58,844,421	0.9

		118,830,401	1.9

Gas Utilities
South Jersey Industries Inc.	1,553,643	49,825,331	0.8
Other securities		10,904,293	0.2

		60,729,624	1.0

Health Care Equipment & Supplies
Other securities		43,224,029	0.7

Health Care Providers & Services
Select Medical Holdings Corp.(a)(b)	1,829,389	25,776,091	0.4
Other securities		75,083,279	1.2

		100,859,370	1.6

S C H E D U L E O F I N V E S T M E N T S	45

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Technology
Other securities		$8,327,973	0.1%

Hotels, Restaurants & Leisure
Other securities		15,378,698	0.3

Household Durables
La-Z-Boy Inc.	787,539	25,980,912	0.4
Meritage Homes Corp.(a)	605,576	27,075,303	0.5
TopBuild Corp.(a)(b)	588,691	38,158,951	0.6
Other securities		97,843,678	1.6

		189,058,844	3.1

Household Products
Other securities		20,516,467	0.3

Insurance
ProAssurance Corp.	906,790	31,384,002	0.5
Other securities		186,966,268	3.0

		218,350,270	3.5

Internet & Direct Marketing Retail
Other securities		23,934,900	0.4

IT Services
Other securities		124,346,064	2.0

Leisure Products
Other securities		23,582,023	0.4

Life Sciences Tools & Services
Other securities		6,357,608	0.1

Machinery
Chart Industries Inc.(a)(b)	288,277	26,094,834	0.4
Mueller Industries Inc.	957,928	30,021,464	0.5
Other securities		289,080,832	4.7

		345,197,130	5.6

Media
Other securities		50,956,291	0.8

Metals & Mining
Other securities		36,569,506	0.6

Mortgage Real Estate Investment
Apollo Commercial Real Estate Finance Inc.	1,909,731	34,757,104	0.6
Invesco Mortgage Capital Inc.	2,161,715	34,155,097	0.5
PennyMac Mortgage Investment Trust(c)	1,145,998	23,733,618	0.4
Other securities		39,325,213	0.6

		131,971,032	2.1

Multi-Utilities
Other securities		23,913,075	0.4

Multiline Retail
Other securities		33,664,796	0.5

Oil, Gas & Consumable Fuels
PDC Energy Inc.(a)(b)	1,117,735	45,469,460	0.7
Other securities		104,255,158	1.7

		149,724,618	2.4

Paper & Forest Products
Other securities		81,714,682	1.3

Pharmaceuticals
Other securities		27,211,099	0.4

Security	Shares	Value	% of Net Assets

Professional Services
Other securities		$100,856,337	1.6%

Real Estate Management & Development
Other securities		30,036,361	0.5

Road & Rail
Saia Inc.(a)(b)	436,803	26,688,663	0.4
Other securities		31,207,159	0.5

		57,895,822	0.9

Semiconductors & Semiconductor Equipment
Other securities		216,019,451	3.5

Software
Other securities		100,296,600	1.6

Specialty Retail
Abercrombie & Fitch Co., Class A	1,113,166	30,511,880	0.5
Lithia Motors Inc., Class A	378,274	35,084,914	0.6
Office Depot Inc.	9,153,723	33,228,015	0.5
Other securities		219,094,877	3.6

		317,919,686	5.2

Technology Hardware, Storage & Peripherals
Other securities		34,772,063	0.6

Textiles, Apparel & Luxury Goods
G-III Apparel Group Ltd.(a)(b)	708,859	28,326,006	0.5
Other securities		75,171,514	1.2

		103,497,520	1.7

Thrifts & Mortgage Finance
Northwest Bancshares Inc.	1,750,591	29,707,529	0.5
Provident Financial Services Inc.	1,034,648	26,787,036	0.4
Other securities		121,907,139	2.0

		178,401,704	2.9

Tobacco
Other securities		24,300,612	0.4

Trading Companies & Distributors
Other securities		38,412,833	0.6

Water Utilities
Other securities		33,217,889	0.5

Wireless Telecommunication Services
Other securities		4,103,938	0.1

Total Common Stocks (Cost: $6,046,113,313)		6,130,979,945	99.6

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	359,374,876	359,518,626	5.8

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	22,571,102	$22,571,102	0.4%

		382,089,728	6.2

Total Short-Term Investments (Cost: $381,979,256)		382,089,728	6.2

Total Investments In Securities (Cost: $6,428,092,569)		6,513,069,673	105.8

Other Assets, Less Liabilities		(357,865,794)	(5.8)

Net Assets		$6,155,203,879	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	454,337,871	—		(94,962,995	)(b)	359,374,876	$359,518,626	$3,210,061	(c)	$(13,559)		$134,983
BlackRock Cash Funds: Treasury, SL Agency Shares	3,734,596	18,836,506	(b)	—		22,571,102	22,571,102	494,908		—		—
PennyMac Mortgage Investment Trust	821,809	661,671		(337,482)		1,145,998	23,733,618	1,711,325		364,379		2,125,960

							$405,823,346	$5,416,294		$350,820		$2,260,943

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	160	06/21/19	$12,350	$93,541

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Goldman Sachs & Co.	02/27/23	$8,730,168	$(344,305)	(b)	$8,584,964	0.1%

S C H E D U L E O F I N V E S T M E N T S	47

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Value ETF

OTC Total Return Swaps (continued)

Reference Entity(a)	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

	JPMorgan Securities PLC	02/08/23	2,887,918	533,862	(c)	2,834,392	0.0	%(d)

			$11,618,086	$189,557		$11,419,356

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

United States Overnight Bank Funding Rate
US Federal Funds Effective Rate (continuous series)
(b)	Amount includes $(199,101) of net dividends, payable for referenced securities purchased and financing fees.
(c)	Amount includes $587,388 of net dividends, payable for referenced securities purchased and financing fees.
(d)	Rounds to less than 0.1%.

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of March 31, 2019 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Boston Private Financial Holdings Inc.	48,592	$362,590	4.2%
Central Pacific Financial Corp.	104,554	3,015,337	35.1
First Commonwealth Financial Corp.	22,373	111,044	1.3
United Community Banks Inc./GA	122,443	2,632,832	30.7

		6,121,803

Health Care Providers & Services
Magellan Health Inc. (a)	33,150	1,806,604	21.0

Insurance
American Equity Investment Life Holding Co.	172	4,647	0.1
Employers Holdings Inc.	13,019	317,150	3.7
Horace Mann Educators Corp.	1,321	46,512	0.5
Selective Insurance Group Inc.	7,989	85,681	1.0
Stewart Information Services Corp.	4,739	76,714	0.9

		530,704

Leisure Products
Sturm Ruger & Co. Inc.	2,254	119,507	1.4

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	17,659	137,034	1.6

Total Reference Entity — Long		8,715,652

Reference Entity — Short

Banks
Great Western Bancorp. Inc.	(4,137)	(130,688)	(1.5)

Total Reference Entity — Short		(130,688)

Net Value of Reference Entity — Goldman Sachs & Co.		$8,584,964

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of March 31, 2019 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.	11,364	$216,598	7.6%

Banks
Boston Private Financial Holdings Inc.	97,672	1,070,485	37.8
Central Pacific Financial Corp.	5,225	150,689	5.3
Great Western Bancorp. Inc.	2,438	77,017	2.7
Hanmi Financial Corp.	7,644	162,588	5.7

		1,460,779

Health Care Providers & Services
Magellan Health Inc. (a)	1,487	98,023	3.5

Insurance
AMERISAFE Inc.	953	56,608	2.0
Employers Holdings Inc.	13,410	537,875	19.0
Selective Insurance Group Inc.	1,401	88,655	3.1
Stewart Information Services Corp.	5,232	223,354	7.9

		906,492

Leisure Products
Sturm Ruger & Co. Inc.	2,111	111,925	4.0

Thrifts & Mortgage Finance
Northwest Bancshares Inc.	2,391	40,575	1.4

Total Reference Entity — Long		2,834,392

Net Value of Reference Entity — JPMorgan Securities PLC		$2,834,392

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$533,862	$(344,305)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$93,541
Swaps — OTC
Unrealized appreciation on OTC swaps	$533,862

$627,403

S C H E D U L E O F I N V E S T M E N T S	49

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps	$344,305

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(3,619,477)
Swaps	3,640,017

$20,540

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$384,179
Swaps	189,557

$573,736

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,863,927
Total return swaps:
Average notional value	$16,064,710

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$93,541	$—
Swaps — OTC	533,862	344,305

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$627,403	$344,305
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(93,541)	—

Total derivative assets and liabilities subject to an MNA	$533,862	$344,305

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Cash Collateral Received	(b)	Net Amount of Derivative Assets	(c)

JPMorgan Securities PLC	$533,862	$—		$(530,000)		$3,862

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Value ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Cash Collateral Pledged	(d)	Net Amount of Derivative Liabilities	(e)

Goldman Sachs & Co.	$344,305	$—		$(344,305)		$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,130,777,506	$—	$202,439	$6,130,979,945
Money Market Funds	382,089,728	—	—	382,089,728

	$6,512,867,234	$—	$202,439	$6,513,069,673

Derivative financial instruments(a)
Assets
Futures Contracts	$93,541	$—	$—	$93,541
Swaps	—	533,862	—	533,862
Liabilities
Swaps	—	(344,305)	—	(344,305)

	$93,541	$189,557	$—	$283,098

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Statements of Assets and Liabilities

March 31, 2019

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,796,997,200	$22,489,448,114	$15,120,880,390	$7,534,926,602
Affiliated(c)	25,655,787	150,039,514	138,214,805	313,286,246
Cash	—	231,924	—	—
Cash pledged:
Futures contracts	506,640	2,593,340	1,847,360	729,470
Receivables:
Investments sold	4,566,629	—	—	—
Securities lending income — Affiliated	120,839	509,527	12,129	86,366
Variation margin on futures contracts	63,840	326,761	232,680	46,896
Capital shares sold	—	40,888	216,386	—
Dividends	3,425,284	14,537,440	17,966,711	5,870,245

Total assets	4,831,336,219	22,657,727,508	15,279,370,461	7,854,945,825

LIABILITIES
Bank overdraft	3,549,145	—	—	—
Collateral on securities loaned, at value	2,641,140	103,398,758	42,618,562	301,387,176
Payables:
Investments purchased	—	—	—	61,006,768
Capital shares redeemed	—	20,740	—	259,159
Investment advisory fees	810,151	3,407,530	2,320,241	1,534,852

Total liabilities	7,000,436	106,827,028	44,938,803	364,187,955

NET ASSETS	$4,824,335,783	$22,550,900,480	$15,234,431,658	$7,490,757,870

NET ASSETS CONSIST OF:
Paid-in capital	$4,576,883,658	$17,535,220,985	$15,124,545,880	$6,900,665,389
Accumulated earnings	247,452,125	5,015,679,495	109,885,778	590,092,481

NET ASSETS	$4,824,335,783	$22,550,900,480	$15,234,431,658	$7,490,757,870

Shares outstanding	38,500,000	130,800,000	135,100,000	34,200,000

Net asset value	$125.31	$172.41	$112.76	$219.03

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$2,602,888	$102,424,289	$41,929,504	$295,991,499
(b) Investments, at cost — Unaffiliated	$4,409,003,520	$16,447,203,214	$14,063,550,193	$6,222,940,989
(c) Investments, at cost — Affiliated	$25,617,466	$150,008,118	$132,783,227	$313,185,229

See notes to financial statements.

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

March 31, 2019

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,344,904,260	$5,570,969,581	$6,107,246,327
Affiliated(c)	294,795,958	424,427,441	405,823,346
Cash pledged:
Futures contracts	619,510	553,000	754,000
OTC swaps	—	—	350,000
Receivables:
Investments sold	5,954,819	35,179,125	36,082,270
Securities lending income — Affiliated	76,832	187,215	188,812
Variation margin on futures contracts	40,170	25,123	34,190
Dividends	7,279,410	5,391,281	8,340,544
Unrealized appreciation on:
OTC swaps	—	—	533,862
Other assets	—	—	1,263

Total assets	6,653,670,959	6,036,732,766	6,559,354,614

LIABILITIES
Bank overdraft	—	—	969,038
Cash received:
OTC swaps	—	—	530,000
Collateral on securities loaned, at value	286,754,698	415,790,481	359,454,276
Payables:
Investments purchased	9,886,906	39,528,304	41,505,116
Investment advisory fees	1,344,706	1,192,879	1,348,000
Unrealized depreciation on:
OTC swaps	—	—	344,305

Total liabilities	297,986,310	456,511,664	404,150,735

NET ASSETS	$6,355,684,649	$5,580,221,102	$6,155,203,879

NET ASSETS CONSIST OF:
Paid-in capital	$6,510,929,965	$5,345,424,059	$6,813,996,900
Accumulated earnings (loss)	(155,245,316)	234,797,043	(658,793,021)

NET ASSETS	$6,355,684,649	$5,580,221,102	$6,155,203,879

Shares outstanding	40,500,000	31,250,000	41,700,000

Net asset value	$156.93	$178.57	$147.61

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$280,504,441	$404,626,617	$345,861,722
(b) Investments, at cost — Unaffiliated	$5,919,599,830	$4,737,922,840	$6,025,900,676
(c) Investments, at cost — Affiliated	$294,711,504	$424,268,224	$402,191,893

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Operations

Year Ended March 31, 2019

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$101,472,155	$307,348,697	$389,642,086	$95,257,951
Dividends — Affiliated	706,159	1,673,244	4,193,695	201,494
Interest — Unaffiliated	9,980	22,109	30,945	6,472
Securities lending income — Affiliated — net	139,670	967,128	323,356	1,094,553
Foreign taxes withheld	—	—	—	(59,153)

Total investment income	102,327,964	310,011,178	394,190,082	96,501,317

EXPENSES
Investment advisory fees	9,563,478	38,556,294	27,220,301	18,717,827

Total expenses	9,563,478	38,556,294	27,220,301	18,717,827

Net investment income	92,764,486	271,454,884	366,969,781	77,783,490

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(23,245,792)	(748,509,030)	(798,670,105)	(652,360,195)
Investments — Affiliated	(141,265)	(7,362,677)	(4,741,535)	18,091
In-kind redemptions — Unaffiliated	424,748,625	2,076,017,462	1,231,420,875	774,865,394
In-kind redemptions — Affiliated	1,834,774	5,216,274	14,611,738	—
Futures contracts	1,020,434	(1,959,147)	170,963	(961,099)

Net realized gain	404,216,776	1,323,402,882	442,791,936	121,562,191

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(15,219,404)	871,273,714	31,283,898	(68,706,946)
Investments — Affiliated	(6,172,001)	(19,078,217)	(38,404,134)	104,741
Futures contracts	735,146	3,130,607	2,792,334	234,697

Net change in unrealized appreciation (depreciation)	(20,656,259)	855,326,104	(4,327,902)	(68,367,508)

Net realized and unrealized gain	383,560,517	2,178,728,986	438,464,034	53,194,683

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$476,325,003	$2,450,183,870	$805,433,815	$130,978,173

See notes to financial statements.

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended March 31, 2019

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$112,012,478	$58,014,475	$103,502,054
Dividends — Affiliated	201,321	163,564	2,206,233
Interest — Unaffiliated	6,687	4,841	—
Securities lending income — Affiliated — net	1,711,447	3,783,169	3,210,061
Foreign taxes withheld	(56,483)	(9,315)	(29,158)

Total investment income	113,875,450	61,956,734	108,889,190

EXPENSES
Investment advisory fees	14,907,782	15,147,750	15,183,210

Total expenses	14,907,782	15,147,750	15,183,210

Net investment income	98,967,668	46,808,984	93,705,980

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(369,802,527)	(442,703,658)	(575,320,418)
Investments — Affiliated	24,207	13,314	(148,952)
In-kind redemptions — Unaffiliated	296,587,694	485,367,460	429,620,532
In-kind redemptions — Affiliated	—	—	499,772
Futures contracts	(1,867,582)	(966,175)	(3,619,477)
Swaps	—	—	3,640,017

Net realized gain (loss)	(75,058,208)	41,710,941	(145,328,526)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	173,075,537	12,161,493	(133,649,034)
Investments — Affiliated	104,942	172,820	2,260,943
Futures contracts	537,974	195,761	384,179
Swaps	—	—	189,557

Net change in unrealized appreciation (depreciation)	173,718,453	12,530,074	(130,814,355)

Net realized and unrealized gain (loss)	98,660,245	54,241,015	(276,142,881)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$197,627,913	$101,049,999	$(182,436,901)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$92,764,486	$94,234,319	$271,454,884	$260,264,147
Net realized gain	404,216,776	355,701,889	1,323,402,882	1,588,511,870
Net change in unrealized appreciation (depreciation)	(20,656,259)	129,777,096	855,326,104	1,489,729,053

Net increase in net assets resulting from operations	476,325,003	579,713,304	2,450,183,870	3,338,505,070

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(91,857,619)	(94,678,156)	(266,062,421)	(264,795,597)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(584,138,374)	(73,105,408)	344,684,113	422,412,902

NET ASSETS(b)
Total increase (decrease) in net assets	(199,670,990)	411,929,740	2,528,805,562	3,496,122,375
Beginning of year	5,024,006,773	4,612,077,033	20,022,094,918	16,525,972,543

End of year	$4,824,335,783	$5,024,006,773	$22,550,900,480	$20,022,094,918

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$366,969,781	$331,097,589	$77,783,490	$66,955,474
Net realized gain	442,791,936	1,147,422,214	121,562,191	591,924,875
Net change in unrealized appreciation (depreciation)	(4,327,902)	(454,095,046)	(68,367,508)	348,914,230

Net increase in net assets resulting from operations	805,433,815	1,024,424,757	130,978,173	1,007,794,579

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(374,403,089)	(326,748,404)	(80,945,838)	(72,145,565)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	165,029,253	297,221,768	(567,494,905)	818,513,601

NET ASSETS(b)
Total increase (decrease) in net assets	596,059,979	994,898,121	(517,462,570)	1,754,162,615
Beginning of year	14,638,371,679	13,643,473,558	8,008,220,440	6,254,057,825

End of year	$15,234,431,658	$14,638,371,679	$7,490,757,870	$8,008,220,440

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets (continued)

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$98,967,668	$99,191,106	$46,808,984	$41,566,870
Net realized gain (loss)	(75,058,208)	597,353,263	41,710,941	379,560,679
Net change in unrealized appreciation (depreciation)	173,718,453	(383,717,208)	12,530,074	201,503,567

Net increase in net assets resulting from operations	197,627,913	312,827,161	101,049,999	622,631,116

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(102,534,682)	(99,463,292)	(49,710,347)	(43,985,227)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	656,912,651	(852,715,414)	400,828,901	174,660,010

NET ASSETS(b)
Total increase (decrease) in net assets	752,005,882	(639,351,545)	452,168,553	753,305,899
Beginning of year	5,603,678,767	6,243,030,312	5,128,052,549	4,374,746,650

End of year	$6,355,684,649	$5,603,678,767	$5,580,221,102	$5,128,052,549

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares S&P Small-Cap 600 Value ETF

	Year Ended 03/31/19		Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income		$93,705,980	$69,761,732
Net realized gain (loss)		(145,328,526)	508,105,230
Net change in unrealized appreciation (depreciation)		(130,814,355)	(114,372,203)

Net increase (decrease) in net assets resulting from operations		(182,436,901)	463,494,759

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders		(94,045,281)	(69,857,532)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions		1,268,093,814	(99,257,970)

NET ASSETS(b)
Total increase in net assets		991,611,632	294,379,257
Beginning of year		5,163,592,247	4,869,212,990

End of year	. $	6,155,203,879	$5,163,592,247

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 100 ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$115.89	$104.70	$91.38	$90.25	$82.83

Net investment income(a)	2.35	2.17	2.02	1.91	1.80
Net realized and unrealized gain(b)	9.45	11.20	13.38	1.14	7.39

Net increase from investment operations	11.80	13.37	15.40	3.05	9.19

Distributions(c)
From net investment income	(2.38)	(2.18)	(2.08)	(1.92)	(1.77)

Total distributions	(2.38)	(2.18)	(2.08)	(1.92)	(1.77)

Net asset value, end of year	$125.31	$115.89	$104.70	$91.38	$90.25

Total Return
Based on net asset value	10.25%	12.85%	17.03%	3.43%	11.13%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.94%	1.92%	2.08%	2.12%	2.04%

Supplemental Data
Net assets, end of year (000)	$4,824,336	$5,024,007	$4,612,077	$4,546,237	$4,417,885

Portfolio turnover rate(d)	7%	4%	4%	7%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations. (d) Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$155.03	$131.58	$115.95	$113.96	$99.77

Net investment income(a)	2.08	1.99	1.82	1.72	1.64
Net realized and unrealized gain(b)	17.35	23.48	15.66	2.06	14.14

Net increase from investment operations	19.43	25.47	17.48	3.78	15.78

Distributions(c)
From net investment income	(2.05)	(2.02)	(1.85)	(1.79)	(1.59)

Total distributions	(2.05)	(2.02)	(1.85)	(1.79)	(1.59)

Net asset value, end of year	$172.41	$155.03	$131.58	$115.95	$113.96

Total Return
Based on net asset value	12.59%	19.45%	15.21%	3.36%	15.89%

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	1.27%	1.36%	1.50%	1.51%	1.51%

Supplemental Data
Net assets, end of year (000)	$22,550,900	$20,022,095	$16,525,973	$13,717,208	$12,797,391

Portfolio turnover rate(d)	27%	21%	24%	24%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$109.32	$104.03	$89.91	$92.53	$86.87

Net investment income(a)	2.69	2.53	2.31	2.25	2.09
Net realized and unrealized gain (loss)(b)	3.53	5.26	14.11	(2.70)	5.65

Net increase (decrease) from investment operations	6.22	7.79	16.42	(0.45)	7.74

Distributions(c)
From net investment income	(2.78)	(2.50)	(2.30)	(2.17)	(2.08)

Total distributions	(2.78)	(2.50)	(2.30)	(2.17)	(2.08)

Net asset value, end of year	$112.76	$109.32	$104.03	$89.91	$92.53

Total Return
Based on net asset value	5.79%	7.53%	18.44%	(0.44)%	8.93%

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	2.43%	2.33%	2.37%	2.51%	2.30%

Supplemental Data
Net assets, end of year (000)	$15,234,432	$14,638,372	$13,643,474	$9,660,828	$8,133,643

Portfolio turnover rate(d)	31%	23%	21%	25%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$218.21	$190.96	$162.57	$171.45	$153.10

Net investment income(a)	2.20	1.93	1.85	1.57	1.52
Net realized and unrealized gain (loss)(b)	0.93	27.39	28.64	(8.68)	18.40

Net increase (decrease) from investment operations	3.13	29.32	30.49	(7.11)	19.92

Distributions(c)
From net investment income	(2.22)	(2.07)	(2.10)	(1.77)	(1.57)
From net realized gain	(0.09)	—	—	—	—

Total distributions	(2.31)	(2.07)	(2.10)	(1.77)	(1.57)

Net asset value, end of year	$219.03	$218.21	$190.96	$162.57	$171.45

Total Return
Based on net asset value	1.45%	15.41%	18.85%	(4.15)%	13.08%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%	0.25%	0.25%	0.25%

Net investment income	1.01%	0.94%	1.05%	0.96%	0.97%

Supplemental Data
Net assets, end of year (000)	$7,490,758	$8,008,220	$6,254,058	$5,023,418	$5,306,402

Portfolio turnover rate(d)	50%	40%	54%	44%	50%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$154.37	$148.47	$124.02	$131.04	$120.40

Net investment income(a)	2.61	2.64	2.20	2.22	2.01
Net realized and unrealized gain (loss)(b)	2.62	5.95	24.64	(7.00)	10.73

Net increase (decrease) from investment operations	5.23	8.59	26.84	(4.78)	12.74

Distributions(c)
From net investment income	(2.67)	(2.69)	(2.39)	(2.24)	(2.10)

Total distributions	(2.67)	(2.69)	(2.39)	(2.24)	(2.10)

Net asset value, end of year	$156.93	$154.37	$148.47	$124.02	$131.04

Total Return
Based on net asset value	3.35%	5.88%	21.81%	(3.60)%	10.65%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.65%	1.73%	1.61%	1.82%	1.61%

Supplemental Data
Net assets, end of year (000)	$6,355,685	$5,603,679	$6,243,030	$4,334,329	$4,324,321

Portfolio turnover rate(d)	44%	37%	38%	33%	42%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$173.83	$153.23	$124.27	$130.16	$118.89

Net investment income(a)	1.43	1.46	1.30	1.46	1.07
Net realized and unrealized gain (loss)(b)	4.81	20.68	29.02	(5.79)	11.27

Net increase (decrease) from investment operations	6.24	22.14	30.32	(4.33)	12.34

Distributions(c)
From net investment income	(1.50)	(1.54)	(1.36)	(1.56)	(1.07)

Total distributions	(1.50)	(1.54)	(1.36)	(1.56)	(1.07)

Net asset value, end of year	$178.57	$173.83	$153.23	$124.27	$130.16

Total Return
Based on net asset value	3.59%	14.51%	24.49%	(3.33)%	10.45%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.77%	0.90%	0.94%	1.17%	0.90%

Supplemental Data
Net assets, end of year (000)	$5,580,221	$5,128,053	$4,374,747	$3,131,695	$3,442,821

Portfolio turnover rate(d)	45%	47%	52%	45%	50%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$150.98	$138.72	$113.35	$118.82	$113.42

Net investment income(a)	2.40	2.06	1.91	1.59	1.72
Net realized and unrealized gain (loss)(b)	(3.43)	12.28	25.38	(5.45)	5.48

Net increase (decrease) from investment operations	(1.03)	14.34	27.29	(3.86)	7.20

Distributions(c)
From net investment income	(2.34)	(2.08)	(1.92)	(1.61)	(1.80)

Total distributions	(2.34)	(2.08)	(1.92)	(1.61)	(1.80)

Net asset value, end of year	$147.61	$150.98	$138.72	$113.35	$118.82

Total Return
Based on net asset value	(0.71)%	10.38%	24.19%	(3.22)%	6.42%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.54%	1.41%	1.50%	1.43%	1.51%

Supplemental Data
Net assets, end of year (000)	$6,155,204	$5,163,592	$4,869,213	$3,434,471	$3,475,595

Portfolio turnover rate(d)	38%	39%	48%	39%	41%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy ,transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P 100
Goldman Sachs & Co.	$2,602,888	$2,602,888		$—	$—

S&P 500 Growth
Barclays Bank PLC	$5,937,040	$5,937,040		$—	$—
BNP Paribas Prime Brokerage International Ltd.	5,400,373	5,400,373		—	—
BNP Paribas Securities Corp.	67,590	67,590		—	—
Citigroup Global Markets Inc.	705,782	705,782		—	—
Goldman Sachs & Co.	25,728,097	25,728,097		—	—
JPMorgan Securities LLC	38,435,832	38,435,832		—	—
Merrill Lynch, Pierce, Fenner & Smith	11,029,425	11,029,425		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	815,910	815,910		—	—
State Street Bank & Trust Company	11,098	10,345		—	(753	)(b)
UBS AG	14,818	14,818		—	—
UBS Securities LLC	60,432	60,432		—	—
Virtu Americas LLC	8,409,311	8,409,311		—	—
Wells Fargo Bank, National Association	5,808,581	5,808,581		—	—

	$102,424,289	$102,423,536		$—	$(753)

S&P 500 Value
Barclays Bank PLC	$4,008,576	$4,008,576		$—	$—
BNP Paribas Prime Brokerage International Ltd.	584,280	584,280		—	—
BNP Paribas Securities Corp.	353,440	353,440		—	—
Citigroup Global Markets Inc.	4,402,873	4,402,873		—	—
Goldman Sachs & Co.	8,065,566	8,065,566		—	—
HSBC Bank PLC	5,957,644	5,957,644		—	—
JPMorgan Securities LLC	2,773,881	2,773,881		—	—
Merrill Lynch, Pierce, Fenner & Smith	6,275,639	6,275,639		—	—
Mizuho Securities USA Inc.	113,419	113,419		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,748,613	5,748,613		—	—
UBS Securities LLC	269,516	269,516		—	—
Virtu Americas LLC	1,000,004	946,189		—	(53,815	)(b)
Wells Fargo Bank, National Association	366,964	366,964		—	—
Wells Fargo Securities LLC	2,009,089	2,009,089		—	—

	$41,929,504	$41,875,689		$—	$(53,815)

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P Mid-Cap 400 Growth
Barclays Bank PLC	$7,182,369	$7,182,369		$—	$—
Barclays Capital Inc.	680,355	680,355		—	—
BNP Paribas Prime Brokerage International Ltd.	12,935,356	12,935,356		—	—
BNP Paribas Securities Corp.	5,945,850	5,945,850		—	—
Citigroup Global Markets Inc.	29,638,824	29,638,824		—	—
Credit Suisse Securities (USA) LLC	9,090,001	9,090,001		—	—
Goldman Sachs & Co.	66,733,376	66,733,376		—	—
HSBC Bank PLC	8,001,787	8,001,787		—	—
Jefferies LLC	4,790,479	4,790,479		—	—
JPMorgan Securities LLC	46,899,952	46,899,952		—	—
Merrill Lynch, Pierce, Fenner & Smith	22,113,142	22,113,142		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	44,824,763	44,824,763		—	—
National Financial Services LLC	856,314	856,314		—	—
State Street Bank & Trust Company	841,753	841,753		—	—
UBS AG	1,373,145	1,373,145		—	—
UBS Securities LLC	25,616,584	25,616,584		—	—
Wells Fargo Bank, National Association	3,119,061	3,119,061		—	—
Wells Fargo Securities LLC	5,348,388	5,348,388		—	—

	$295,991,499	$295,991,499		$—	$—

S&P Mid-Cap 400 Value
Barclays Bank PLC	$15,944,944	$15,944,944		$—	$—
Barclays Capital Inc.	8,340,176	8,340,176		—	—
BNP Paribas Prime Brokerage International Ltd.	6,734,257	6,734,257		—	—
Citigroup Global Markets Inc.	50,931,245	50,931,245		—	—
Credit Suisse Securities (USA) LLC	16,869,445	16,869,445		—	—
Goldman Sachs & Co.	38,268,112	38,268,112		—	—
HSBC Bank PLC	3,145,863	3,145,863		—	—
JPMorgan Securities LLC	36,578,574	36,578,574		—	—
Merrill Lynch, Pierce, Fenner & Smith	27,793,328	27,793,328		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	47,929,892	47,929,892		—	—
Scotia Capital (USA) Inc.	865,062	864,519		—	(543	)(b)
State Street Bank & Trust Company	3,108,506	3,108,506		—	—
UBS AG	6,477,364	6,477,364		—	—
UBS Securities LLC	1,347,164	1,347,164		—	—
Virtu Americas LLC	708,602	708,602		—	—
Wells Fargo Bank, National Association	12,604,605	12,604,605		—	—
Wells Fargo Securities LLC	2,857,302	2,857,302		—	—

	$280,504,441	$280,503,898		$—	$(543)

70	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P Small-Cap 600 Growth
Barclays Bank PLC	$9,879,255	$9,879,255		$—	$—
Barclays Capital Inc.	1,121,745	1,121,745		—	—
BNP Paribas New York Branch	3,763,462	3,763,462		—	—
BNP Paribas Prime Brokerage International Ltd.	19,853,729	19,853,729		—	—
BNP Paribas Securities Corp.	2,728,854	2,728,854		—	—
Citigroup Global Markets Inc.	32,193,183	32,193,183		—	—
Credit Suisse Securities (USA) LLC	31,944,645	31,944,645		—	—
Deutsche Bank Securities Inc.	3,935,681	3,935,681		—	—
Goldman Sachs & Co.	67,092,805	67,092,805		—	—
HSBC Bank PLC	365,067	365,067		—	—
ING Financial Markets LLC	691,086	691,086		—	—
Jefferies LLC	1,622,271	1,622,271		—	—
JPMorgan Securities LLC	19,218,240	19,218,240		—	—
Merrill Lynch, Pierce, Fenner & Smith	59,196,409	59,196,409		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	68,308,680	68,308,680		—	—
National Financial Services LLC	8,158,789	8,158,789		—	—
Nomura Securities International Inc.	1,189,650	1,189,650		—	—
RBC Capital Markets LLC	260	260		—	—
Scotia Capital (USA) Inc.	371,642	371,642		—	—
SG Americas Securities LLC	86,358	86,358		—	—
State Street Bank & Trust Company	1,548,939	1,548,939		—	—
UBS AG	6,083,988	6,083,988		—	—
UBS Securities LLC	31,177,624	31,177,624		—	—
Virtu Americas LLC	300,747	300,747		—	—
Wells Fargo Bank, National Association	19,739,853	19,739,853		—	—
Wells Fargo Securities LLC	14,053,655	14,053,655		—	—

	$404,626,617	$404,626,617		$—	$—

S&P Small-Cap 600 Value
Barclays Bank PLC	$11,363,910	$11,363,910		$—	$—
Barclays Capital Inc.	6,647,004	6,647,004		—	—
BNP Paribas Prime Brokerage International Ltd.	3,398,274	3,398,274		—	—
BNP Paribas Securities Corp.	2,978,499	2,978,499		—	—
Citigroup Global Markets Inc.	38,818,596	38,818,596		—	—
Credit Suisse Securities (USA) LLC	27,203,560	27,203,560		—	—
Deutsche Bank Securities Inc.	9,340,709	9,340,709		—	—
Goldman Sachs & Co.	43,924,264	43,924,264		—	—
HSBC Bank PLC	4,798,940	4,798,940		—	—
ING Financial Markets LLC	1,436,783	1,436,783		—	—
Jefferies LLC	1,451,876	1,451,876		—	—
JPMorgan Securities LLC	40,065,086	40,065,086		—	—
Merrill Lynch, Pierce, Fenner & Smith	29,770,186	29,770,186		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	67,514,868	67,514,868		—	—
National Financial Services LLC	12,123,341	12,123,341		—	—
Nomura Securities International Inc.	3,624	3,624		—	—
RBC Capital Markets LLC	990,758	990,758		—	—
Scotia Capital (USA) Inc.	7,532,777	7,532,777		—	—
SG Americas Securities LLC	63,952	63,952		—	—
State Street Bank & Trust Company	1,558,755	1,558,755		—	—
TD Prime Services LLC	136,512	132,999		—	(3,513	)(b)
UBS AG	8,129,242	8,129,242		—	—
UBS Securities LLC	3,650,314	3,650,314		—	—
Virtu Americas LLC	177,611	177,611		—	—
Wells Fargo Securities LLC	22,782,281	22,782,281		—	—

	$345,861,722	$345,858,209		$—	$(3,513)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements  (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Total return swaps are entered into by the iShares S&P Small-Cap 600 Value ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts

72	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Growth	0.25
S&P Small-Cap 600 Value	0.25

For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $5 billion	0.25%
Over $5 billion, up to and including $7.5 billion	0.24
Over $7.5 billion, up to and including $10 billion	0.23
Over $10 billion	0.21

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

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Notes to Financial Statements  (continued)

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund would have retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees) and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund would have retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees) and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
S&P 100	$53,405
S&P 500 Growth	389,982
S&P 500 Value	143,009
S&P Mid-Cap 400 Growth	503,579
S&P Mid-Cap 400 Value	767,624
S&P Small-Cap 600 Growth	1,600,663
S&P Small-Cap 600 Value	1,343,838

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
S&P 100	$44,006,452	$63,190,844
S&P 500 Growth	3,109,964,864	3,511,268,166
S&P 500 Value	3,198,368,918	2,959,017,256
S&P Mid-Cap 400 Growth	1,733,870,636	1,954,593,864
S&P Mid-Cap 400 Value	1,787,984,280	1,626,375,976
S&P Small-Cap 600 Growth	1,101,873,724	1,841,984,745
S&P Small-Cap 600 Value	1,577,534,926	1,248,993,550

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
S&P 100	$331,699,426	$325,471,720
S&P 500 Growth	5,780,773,044	5,705,522,792
S&P 500 Value	4,761,115,391	4,633,805,646
S&P Mid-Cap 400 Growth	3,873,734,027	3,834,709,417
S&P Mid-Cap 400 Value	2,690,916,954	2,632,673,477
S&P Small-Cap 600 Growth	2,696,204,984	2,700,453,546
S&P Small-Cap 600 Value	2,553,318,772	2,298,211,773

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Notes to Financial Statements  (continued)

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$1,204,960,101	$1,783,456,111
S&P 500 Growth	5,801,982,250	5,457,726,729
S&P 500 Value	6,748,879,618	6,601,674,327
S&P Mid-Cap 400 Growth	1,585,327,965	2,122,423,994
S&P Mid-Cap 400 Value	1,769,265,847	1,152,386,282
S&P Small-Cap 600 Growth	1,812,167,012	1,363,258,840
S&P Small-Cap 600 Value	2,943,740,175	1,859,770,574

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to the characterization of corporate actions, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, the use of equalization, and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
S&P 100	$396,044,821	$(396,044,821)
S&P 500 Growth	1,668,489,662	(1,668,489,662)
S&P 500 Value	977,173,895	(977,173,895)
S&P Mid-Cap 400 Growth	753,015,398	(753,015,398)
S&P Mid-Cap 400 Value	242,651,326	(242,651,326)
S&P Small-Cap 600 Growth	454,121,095	(454,121,095)
S&P Small-Cap 600 Value	337,163,280	(337,163,280)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18
S&P 100
Ordinary income	$91,857,619	$94,678,156

S&P 500 Growth
Ordinary income	$266,062,421	$264,795,597

S&P 500 Value
Ordinary income	$374,403,089	$326,748,404

S&P Mid-Cap 400 Growth
Ordinary income	$77,783,490	$72,145,565
Long-term capital gains	3,162,348	—

	$80,945,838	$72,145,565

S&P Mid-Cap 400 Value
Ordinary income	$102,534,682	$99,463,292

S&P Small-Cap 600 Growth
Ordinary income	$49,710,347	$43,985,227

S&P Small-Cap 600 Value
Ordinary income	$94,045,281	$69,857,532

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (continued)

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Qualified Late-Year Losses	(c)	Total
S&P 100	$10,095,679	$(97,047,034)	$334,403,480		$—		$247,452,125
S&P 500 Growth	29,234,527	(731,035,010)	5,717,479,978		—		5,015,679,495
S&P 500 Value	3,314,880	(384,969,512)	491,540,410		—		109,885,778
S&P Mid-Cap 400 Growth	—	—	1,225,636,954		(635,544,473)		590,092,481
S&P Mid-Cap 400 Value	—	(324,553,792)	169,308,476		—		(155,245,316)
S&P Small-Cap 600 Growth	—	(540,049,395)	774,846,438		—		234,797,043
S&P Small-Cap 600 Value	—	(403,198,779)	(255,594,242)		—		(658,793,021)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the characterization of corporate actions and the realization for tax purposes of unrealized gains (losses) on certain swap agreements.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended March 31, 2019, the iShares S&P 100 ETF utilized $8,407,662 of its capital loss carryforwards.

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$4,488,249,507	$719,832,899	$(385,429,419)	$334,403,480
S&P 500 Growth	16,922,007,650	6,122,756,194	(405,276,216)	5,717,479,978
S&P 500 Value	14,767,554,785	1,655,599,547	(1,164,059,137)	491,540,410
S&P Mid-Cap 400 Growth	6,622,575,894	1,479,306,252	(253,669,298)	1,225,636,954
S&P Mid-Cap 400 Value	6,470,391,742	708,135,686	(538,827,210)	169,308,476
S&P Small-Cap 600 Growth	5,220,550,584	998,866,986	(224,020,548)	774,846,438
S&P Small-Cap 600 Value	6,768,663,915	616,320,533	(871,914,775)	(255,594,242)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments. When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

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Notes to Financial Statements  (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/19		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount

S&P 100
Shares sold	10,100,000	$1,209,689,713	13,950,000	$1,595,884,492
Shares redeemed	(14,950,000)	(1,793,828,087)	(14,650,000)	(1,668,989,900)

Net decrease	(4,850,000)	$(584,138,374)	(700,000)	$(73,105,408)

S&P 500 Growth
Shares sold	37,350,000	$5,828,333,740	24,400,000	$3,537,325,649
Shares redeemed	(35,700,000)	(5,483,649,627)	(20,850,000)	(3,114,912,747)

Net increase	1,650,000	$344,684,113	3,550,000	$422,412,902

S&P 500 Value
Shares sold	63,700,000	$6,787,311,521	39,600,000	$4,430,447,141
Shares redeemed	(62,500,000)	(6,622,282,268)	(36,850,000)	(4,133,225,373)

Net increase	1,200,000	$165,029,253	2,750,000	$297,221,768

S&P Mid-Cap 400 Growth
Shares sold	7,650,000	$1,674,011,835	10,500,000	$2,180,091,882
Shares redeemed	(10,150,000)	(2,241,506,740)	(6,550,000)	(1,361,578,281)

Net increase(decrease)	(2,500,000)	$(567,494,905)	3,950,000	$818,513,601

S&P Mid-Cap 400 Value
Shares sold	12,400,000	$1,832,291,043	11,200,000	$1,766,145,307
Shares redeemed	(8,200,000)	(1,175,378,392)	(16,950,000)	(2,618,860,721)

Net increase(decrease)	4,200,000	$656,912,651	(5,750,000)	$(852,715,414)

S&P Small-Cap 600 Growth
Shares sold	9,950,000	$1,895,676,865	7,600,000	$1,276,178,299
Shares redeemed	(8,200,000)	(1,494,847,964)	(6,650,000)	(1,101,518,289)

Net increase	1,750,000	$400,828,901	950,000	$174,660,010

S&P Small-Cap 600 Value
Shares sold	21,350,000	$3,215,690,502	13,250,000	$2,001,251,567
Shares redeemed	(13,850,000)	(1,947,596,688)	(14,150,000)	(2,100,509,537)

Net increase(decrease)	7,500,000	$1,268,093,814	(900,000)	$(99,257,970)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (continued)

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares S&P 500 Value ETF received proceeds of $2,091,170 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
S&P 100	$94,678,156
S&P 500 Growth	264,795,597
S&P 500 Value	326,748,404
S&P Mid-Cap 400 Growth	72,145,565
S&P Mid-Cap 400 Value	99,463,292
S&P Small-Cap 600 Growth	43,985,227
S&P Small-Cap 600 Value	69,857,532

Undistributed net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
S&P 100	$—
S&P 500 Growth	—
S&P 500 Value	7,211,660
S&P Mid-Cap 400 Growth	—
S&P Mid-Cap 400 Value	—
S&P Small-Cap 600 Growth	—
S&P Small-Cap 600 Value	—

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

78	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares S&P 100 ETF, iShares S&P 500 Growth ETF,

iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF,

iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and

iShares S&P Small-Cap 600 Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments of iShares S&P 100 ETF and summary schedules of investments of iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF (seven of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the five years in the period ended March 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	79

Important Tax Information (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2019 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
S&P 100	100.00%
S&P 500 Growth	100.00%
S&P 500 Value	97.71%
S&P Mid-Cap 400 Growth	92.10%
S&P Mid-Cap 400 Value	84.45%
S&P Small-Cap 600 Growth	83.52%
S&P Small-Cap 600 Value	79.41%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2019:

iShares ETF	Qualified Dividend Income
S&P 100	$110,067,953
S&P 500 Growth	314,721,683
S&P 500 Value	380,851,686
S&P Mid-Cap 400 Growth	76,464,338
S&P Mid-Cap 400 Value	90,525,827
S&P Small-Cap 600 Growth	41,859,471
S&P Small-Cap 600 Value	75,997,085

The following distribution amounts are hereby designated for the fiscal year ended March 31, 2019:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
S&P Mid-Cap 400 Growth	$8,316,039

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100(a)	$2.373712	$—	$0.003805	$2.377517	100%	—%	0	%(b)	100%
S&P 500 Growth(a)	2.019542	—	0.025468	2.045010	99	—	1		100
S&P 500 Value(a)	2.758462	—	0.017268	2.775730	99	—	1		100
S&P Mid-Cap 400 Growth(a)	2.169011	—	0.141802	2.310813	94	—	6		100
S&P Mid-Cap 400 Value(a)	2.562926	—	0.111717	2.674643	96	—	4		100
S&P Small-Cap 600 Growth(a)	1.432728	—	0.068258	1.500986	95	—	5		100
S&P Small-Cap 600 Value(a)	2.160007	—	0.182431	2.342438	92	—	8		100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	531	40.26%
At NAV	252	19.11
Less than 0.0% and Greater than –0.5%	536	40.63

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	81

Supplemental Information (unaudited) (continued)

iShares S&P 500 Growth ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	530	40.18%
At NAV	311	23.58
Less than 0.0% and Greater than –0.5%	478	36.24

	1,319	100.00%

iShares S&P 500 Value ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	548	41.55
At NAV	286	21.68
Less than 0.0% and Greater than –0.5%	484	36.69

	1,319	100.00%

iShares S&P Mid-Cap 400 Growth ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	520	39.43%
At NAV	305	23.12
Less than 0.0% and Greater than –0.5%	494	37.45

	1,319	100.00%

iShares S&P Mid-Cap 400 Value ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	637	48.29%
At NAV	259	19.64
Less than 0.0% and Greater than –0.5%	423	32.07

	1,319	100.00%

iShares S&P Small-Cap 600 Growth ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	587	44.50%
At NAV	184	13.95
Less than 0.0% and Greater than –0.5%	548	41.55

	1,319	100.00%

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Supplemental Information (unaudited) (continued)

iShares S&P Small-Cap 600 Value ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	661	50.11%
At NAV	133	10.08
Less than 0.0% and Greater than –0.5%	524	39.73
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	83

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).

Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	85

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

G E N E R A L I N F O R M A T I O N	87

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares International Preferred Stock ETF | IPFF | Cboe BZX

▶	iShares Preferred and Income Securities ETF | PFF | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Global Market Overview

Global equity markets rose modestly during the 12 months ended March 31, 2019 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 2.68% in United States (“U.S.”) dollar terms for the reporting period.

The reporting period was characterized by significant volatility, reflecting concerns about economic growth, corporate profits, a potential trade war between the U.S. .and China, political turmoil in the U.S. and Europe, and rising interest rates. The rate of growth for many leading economies decelerated over the course of the reporting period. In the U.S., the pace of growth slowed from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Eurozone economic growth declined from 2.1% to 1.1% during 2018. Similarly, economic growth in China and Japan decreased throughout the reporting period. Growth in the United Kingdom (“U.K.”) was also slow and remained well below a 2% annual rate throughout the reporting period.

Related to economic growth deceleration was a steady downturn in corporate earnings. In the U.S., the December 2017 tax cut led to the second strongest corporate profit growth in the developed world in calendar year 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings growth had been revised down by the largest margin in three years. In Europe and Japan, earnings expectations were repeatedly revised down during the reporting period. Emerging market stocks, which are often sensitive to changes in the global economy, posted earnings growth but trailed the U.S. and Europe. The downturn in global growth meant continued restrained inflation, as consumer prices across the world’s leading economies increased at only a 1.3% annual rate through February 2019.

Political developments also weighed on equities during the reporting period, as investors faced uncertainty about the outcome of the U.K.’s planned exit (“Brexit”) from the European Union (“E.U.”). As the U.K. is one of the largest economies in the world and a key trading partner with Europe and the U.S., the potential of the U.K. leaving the E.U. without a deal in place raised concerns. In the U.S., the longest government shutdown in U.S. history further weighed on expectations for economic growth. Another significant threat to the global economy was a potential trade war between the U.S. and China. These concerns eased late in the reporting period as the U.S. government shutdown ended in January 2019, and the Trump administration reduced trade tensions with China.

Leading central banks reacted to these conditions by slowing their interest rate-raising campaigns or by decreasing interest rates outright. For example, in December 2018 the U.S. Federal Reserve Bank (“Fed”) increased rates for the third time during the reporting period but in early January 2019, announced that it would slow the pace of future rate increases. The European Central Bank (“ECB”) delayed the date of its proposed first rate increase since the Financial Crisis of 2007 – 2008 and took additional steps to stimulate the economy. China also adopted a range of monetary and fiscal policy measures intended to increase growth.

In that environment, U.S. stocks significantly outperformed other developed markets, as both European and Asian equities declined in U.S. dollar terms. Concerns about growth and trade particularly weighed on emerging market equities, most of which posted negative returns for the reporting period. In particular, Chinese markets in 2018 declined the most in a decade.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® International Preferred Stock ETF

Investment Objective

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(10.89)%	(4.07)%	(1.82)%	(10.89)%	(18.75)%	(12.69)%
Fund Market	(10.11)	(4.01)	(1.81)	(10.11)	(18.49)	(12.58)
Index	(10.91)	(3.80)	(1.45)	(10.91)	(17.61)	(10.23)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$891.10	$2.59		$1,000.00	$1,022.20	$2.77		0.55%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® International Preferred Stock ETF

Portfolio Management Commentary

Lower yields on non-U.S. bonds led to a significant negative return for the Index during the reporting period. Preferred stock receives a steady stream of dividends, and its value is closely tied to the yields of government bonds in its country of issuance. Preferred stocks periodically reset to the prevailing benchmark rate, and therefore lower bond yields typically drive the value of preferred stock down.

From a country perspective, the largest detractor from the Index’s performance was Canada, which represented approximately 82% of the Index on average. While the Bank of Canada raised its benchmark interest rate twice during the reporting period, Canadian government bond yields declined substantially, driven by investor fears of a recession. The majority of Canadian preferred stocks are fixed-reset securities tied to the yield of Canada’s five-year bond, and consequently declined in value.

Among Canadian securities, banks were the leading detractors from the Index’s return. Financials companies generally represent a large portion of preferred stock indexes because preferred stocks are classified as equity rather than debt on balance sheets, making it easier for them to meet capital requirements. High levels of consumer debt, a downturn in the Canadian property market, and recession fears all weighed on Canadian banks. The Canadian energy sector, which was negatively impacted by declining oil prices, was also a significant detractor. Canadian insurance and utilities companies, which are typically highly leveraged industries, detracted from the Index’s return.

Preferred stock from the U.K, where intermediate-maturity bond yields also declined, worked against the Index’s return. Banks in the U.K. were the principal detractors, as uncertainty surrounding a possible departure from the E.U. weighed on bank stocks. Investors were concerned that economic disruption in the wake of a departure deal could be particularly harmful for U.K. financial institutions.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	62.8%
Energy	23.4
Real Estate	4.7
Industrials	4.2
Utilities	3.7
Communication Services	1.2

(a)	Excludes money market funds.

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
Canada	82.9%
United Kingdom	12.7
Sweden	3.1
Other (each representing less than 1%)	1.3

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	iShares® Preferred and Income Securities ETF

Investment Objective

The iShares Preferred and Income Securities ETF (the “Fund”) (formerly the iShares U.S. Preferred Stock ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated preferred and hybrid securities, as represented by the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.01%	4.53%	11.81%	3.01%	24.78%	205.38%
Fund Market	3.13	4.56	11.79	3.13	24.98	204.81
Index(a)	3.80	5.25	12.81	3.80	29.17	233.86
S&P U.S. Preferred Stock IndexTM	4.00	5.29	12.83	4.00	29.42	234.50
ICE Exchange-Listed Preferred & Hybrid Securities Transition Index(b)	N/A	N/A	N/A	N/A	N/A	N/A

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

Index performance through January 31, 2019 reflects the performance of the S&P U.S. Preferred Stock IndexTM. Index performance beginning on February 1, 2019 reflects the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index, which, effective as of February 1, 2019, replaced the S&P U.S. Preferred Stock IndexTM as the underlying index of the Fund.

(b)

The inception date of the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index was November 25, 2018. The cumulative total return of this index for the period November 25, 2018 through March 31, 2019 was 5.53%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,012.40	$ 2.31		$ 1,000.00	$ 1,022.60	$ 2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Preferred and Income Securities ETF

Portfolio Management Commentary

Despite falling intermediate-term bond yields, U.S. dollar-denominated preferred stock posted a positive return for the reporting period. Preferred stock pays out fixed or floating dividends that periodically reset based on the prevailing bond yield, and therefore preferred stock tends to decline in periods of falling bond yields. While the Fed raised interest rates three times during the reporting period, which drove bond yields higher, concerns about a slowdown in global economic growth and its effect on the U.S. economy meant lower bond yields later in the reporting period. In both January 2019 and March 2019, the Fed indicated that it was unlikely to raise interest rates in the near-term, causing yields on government bonds to fall further.

While the value of preferred stocks is affected by interest rates, it can also fluctuate due to market conditions facing the companies that issue them. From a sector perspective, the largest portion of the Index was made up of financials stock, particularly issued by banks. Banks are among the most prolific issuers of preferred stocks, due to capital requirements imposed on them by regulators. Because preferred stock is classified as equity rather than debt on balance sheets, it is useful as a tool to meet target capital ratios. During the reporting period, banks were affected by the slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects banks’ profitability because they borrow for shorter durations while lending for longer periods.

The diversified financials industry and the real estate sector also represented a large portion of the Index. Diversified financials stocks were affected by increased volatility and subdued merger and acquisition activity, while real estate, which relies heavily on borrowing, was helped when the Fed signaled a slower pace of interest rate increases.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	62.7%
Real Estate	11.2
Utilities	8.3
Consumer Discretionary	4.0
Industrials	3.3
Energy	2.6
Health Care	2.4
Communication Services	2.3
Consumer Staples	1.9
Other (each representing less than 1%)	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Becton Dickinson and Co., Series A, 6.13%, 05/01/20	2.1%
GMAC Capital Trust I, Series 2, 8.47%, 02/15/40	1.9
Citigroup Capital XIII, 9.12%, 10/30/40	1.7
Wells Fargo & Co., Series Q, 5.85%	1.3
NextEra Energy Inc., 6.12%, 09/01/19	1.3
Sempra Energy, Series A, 6.00%, 01/15/21	1.3
Bank of America Corp., Series GG, 6.00	1.2
JPMorgan Chase & Co., Series AA, 6.10	1.1
Citigroup Inc., Series K, 6.88	1.1
JPMorgan Chase & Co., Series Y, 6.13	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Australia — 0.5%
Brookfield Infrastructure Partners LP, Series 7, 5.00%(a)	14,241	$238,247

Canada — 81.9%
AltaGas Ltd., Series K, 5.00%(a)	27,066	402,358
Bank of Montreal
Series 27, 4.00%(a)	45,108	641,530
Series 29, 3.90%(a)	36,086	491,069
Series 31, 3.80%(a)	14,241	193,050
Series 38, 4.85%
(5 year Canadian Government Bond + 4.060%)(b)	54,130	1,047,390
Series 40, 4.50%(a)	45,108	811,704
Series 42, 4.40%
(5 year Canadian Government Bond + 3.170%)(b)	36,086	615,862
Series 44, 4.85%(a)	36,086	623,965
Bank of Nova Scotia (The)
Series 32, 2.06%
(5 year Canadian Government Bond + 1.340%)(b)	25,173	452,226
Series 34, 5.50%
(5 year Canadian Government Bond + 4.510%)(b)	16,614	327,567
Series 38, 4.85%(a)	45,108	879,909
Series 40, 4.85%
(5 year Canadian Government Bond + 2.430%)(b)	27,066	464,758
BCE Inc., Series AK, 2.95%
(5 year Canadian Government Bond + 1.880%)(b)	51,301	537,605
Brookfield Asset Management Inc.
Series 32, 5.06%
(5 year Canadian Government Bond + 2.900%)(b)	14,220	226,187
Series 44, 5.00%(a)	11,802	229,335
Series 46, 4.80%(a)	14,117	269,459
Series 48, 4.75%(a)	14,241	255,836
Brookfield Office Properties Inc.
Series EE, 5.10%(a)	13,053	216,907
Series GG, 4.85%(a)	24,810	369,378
Series T, 5.38%
(5 year Canadian Government Bond + 3.160%)(b)	11,867	170,106
Canadian Imperial Bank of Commerce
Series 39, 3.90%(a)	15,487	215,620
Series 41, 3.75%(a)	10,741	143,192
Series 45, 4.40%(a)	68,673	1,174,064
Series 47, 4.50%(a)	37,097	574,803
Emera Inc.
Series C, 4.72%
(5 year Canadian Government Bond + 2.650%)(b)	11,867	184,141
Series H, 4.90%(a)	27,066	483,600
Enbridge Inc.
Series 03, 4.00%(a)	31,611	359,423
Series 09, 4.40%
(5 year Canadian Government Bond + 2.660%)(b)	14,488	180,781
Series 11, 4.40%(a)	26,343	326,145
Series 13, 4.40%(a)	18,440	229,128
Series 15, 4.40%(a)	14,488	180,890
Series 17, 5.15%(a)	39,514	743,577
Series 19, 4.90%(a)	26,343	455,499
Series B, 3.42%
(5 year Canadian Government Bond + 2.400%)(b)	24,064	270,910
Series D, 4.46%
(5 year Canadian Government Bond + 2.370%)(b)	23,709	290,162
Series F, 4.69%
(5 year Canadian Government Bond + 2.510%)(b)	26,343	336,793

Security	Shares	Value

Canada (continued)
Series H, 4.38%
(5 year Canadian Government Bond + 2.120%)(b)	18,440	$217,672
Series N, 5.09%
(5 year Canadian Government Bond + 2.650%)(b)	23,709	326,543
Series P, 4.38%
(5 year Canadian Government Bond + 2.500%)(b)	21,075	259,504
Series R, 4.00%(a)	21,087	247,340
Fairfax Financial Holdings Ltd.
Series K, 4.67%
(5 year Canadian Government Bond + 3.510%)(b)	11,274	166,838
Series M, 4.75%(a)	10,918	181,510
Fortis Inc./Canada, Series M, 4.10%(a)	28,481	416,998
Husky Energy Inc., Series 03, 4.50%(a)	11,867	162,733
Industrial Alliance Insurance & Financial Services Inc.,
Series G, 3.78%
(5 year Canadian Government Bond + 2.850%)(b)	11,867	186,095
Intact Financial Corp., Series 7, 4.90%(a)	22,555	367,545
Kinder Morgan Canada Ltd.
Series 1, 5.25%(a)	14,241	247,308
Series 3, 5.20%(a)	11,867	205,193
Manulife Financial Corp.
Series 17, 3.90%(a)	16,614	233,674
Series 21, 5.60%(a)	38,342	751,945
Series 23, 4.85%(a)	42,853	805,448
Series 25, 4.70%
(5 year Canadian Government Bond + 2.550%)(b)	22,555	353,195
National Bank of Canada
Series 30, 4.10%(a)	16,614	233,177
Series 32, 3.90%(a)	14,241	191,877
Series 34, 5.60%(a)	18,987	373,643
Series 36, 5.40%
(5 year Canadian Government Bond + 4.660%)(b)	18,987	370,232
Series 40, 4.60%(a)	27,066	416,338
Series 42, 4.95%(a)	27,066	454,223
Pembina Pipeline Corp.
Series 01, 4.91%
(5 year Canadian Government Bond + 2.470%)(b)	11,867	157,670
Series 05, 5.00%
(5 year Canadian Government Bond + 3.000%)(b)	11,867	165,842
Series 13, 5.75%(a)	11,867	230,420
Royal Bank of Canada
Series AZ, 4.00%(a)	34,130	474,670
Series BB, 3.90%(a)	34,130	484,123
Series BD, 3.60%(a)	40,955	626,610
Series BK, 5.50%(a)(c)	49,487	973,849
Series BM, 5.50%
(5 year Canadian Government Bond + 4.800%)(b)	51,193	1,009,337
Series BO, 4.80%(a)	23,890	394,307
Sun Life Financial Inc., Series 04, 4.45%	14,241	226,202
Toronto-Dominion Bank (The)
Series 01, 3.90%(a)	27,325	381,869
Series 03, 3.80%(a)	27,325	380,028
Series 05, 3.75%(a)	27,325	385,960
Series 07, 3.60%(a)	19,128	294,233
Series 09, 3.70%
(5 year Canadian Government Bond + 2.870%)(b)	10,930	174,674
Series 12, 5.50%(a)	38,254	750,791
Series 14, 4.85%(a)	54,649	1,059,478
Series 16, 4.50%
(5 year Canadian Government Bond + 3.010%)(b)	19,128	330,028

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) March 31, 2019	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Series 18, 4.70%
(5 year Canadian Government Bond + 2.700%)(b)	19,126	$320,687
Series 20, 4.75%(a)	21,860	359,820
TransCanada Corp.
Series 01, 3.27%
(5 year Canadian Government Bond + 1.920%)(b)	11,272	124,790
Series 05, 2.26%
(5 year Canadian Government Bond + 1.540%)(b)	28,675	276,458
Series 07, 4.00%(a)	54,138	695,797
Series 09, 4.25%(a)	40,597	511,128
Series 13, 5.50%(a)	45,108	888,013
Series 15, 4.90%(a)	90,217	1,726,748
Westcoast Energy Inc., Series 12, 5.20%
(5 year Canadian Government Bond + 4.520%)(b)	14,241	274,491

		36,221,983

Singapore — 0.7%
City Developments Ltd., Preference Shares, NVS(d)	393,729	312,193

Sweden — 3.1%
Klovern AB, Preference Shares,	37,088	1,347,520

United Kingdom — 12.6%
Aviva PLC
8.38%	225,540	390,874
8.75%	225,540	421,732
Balfour Beatty PLC, 9.68%, 07/01/20 (d)	252,605	353,844
Doric Nimrod Air Three Ltd., Preference Shares, NVS	496,187	552,806
Doric Nimrod Air Two Ltd., Preference Shares, NVS	389,620	941,773
Ecclesiastical Insurance Group PLC, 8.63%	240,087	453,626
General Accident PLC
7.88%	248,094	402,482
8.88%	315,756	571,910

Security	Shares	Value

United Kingdom (continued)
National Westminster Bank PLC, Series A, 9.00%	166,136	$301,995
Raven Property Group Ltd., 12.00%	222,725	391,799
RSA Insurance Group PLC, 7.38%	281,925	444,509
Standard Chartered PLC, 7.38%	216,598	324,574

		5,551,924

Total Preferred Stocks — 98.8% (Cost: $49,957,608)		43,671,867

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	75,146	75,146

Total Short-Term Investments — 0.2% (Cost: $75,146)		75,146

Total Investments in Securities — 99.0% (Cost: $50,032,754)		43,747,013

Other Assets, Less Liabilities — 1.0%		455,382

Net Assets — 100.0%		$44,202,395

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Convertible preferred stock.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$742	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	101,476	(26,330)	75,146	75,146	1,463		—		—

				$75,146	$2,205		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® International Preferred Stock ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$43,671,867	$—	$—	$43,671,867
Money Market Funds	75,146	—	—	75,146

	$43,747,013	$—	$—	$43,747,013

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments March 31, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 0.0%
Welltower Inc.	1	$78

Total Common Stocks — 0.0% (Cost: $0)		78

Investment Companies

Exchange Traded Funds — 0.2%
iShares 0-5 Year High Yield Corporate Bond ETF(a)(b)	208,480	9,738,101
iShares Core U.S. Aggregate Bond ETF(a)	155,000	16,905,850

		26,643,951

Total Investment Companies — 0.2% (Cost: $26,986,222)		26,643,951

Preferred Stocks

Banks — 33.8%
Associated Banc-Corp, Series E, 5.88%	402,704	10,240,763
Banc of California Inc.
Series D, 7.38%	93,207	2,439,227
Series E, 7.00%	116,546	2,999,894
Banco Santander SA, Series 6, 4.00%
(3 mo. LIBOR US + 0.520%)(c)	205,951	4,765,706
Bank of America Corp.
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(c)	949,146	19,789,694
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(c)	1,486,511	31,216,731
Series CC, 6.20%(b)	3,662,274	94,779,651
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(c)	521,495	11,483,320
Series EE, 6.00%(b)	3,356,890	87,010,589
Series GG, 6.00%(b)	6,375,000	169,128,750
Series H, 3.28% (3 mo. LIBOR US + 0.650%)(c)	1,409,177	26,633,445
Series K, 6.45%, 12/15/66 (b)(d)	4,942,096	129,038,127
Series W, 6.63%	3,463,564	88,494,060
Series Y, 6.50%(b)	3,938,911	101,072,456
BB&T Corp.
5.63%	1,818,258	46,492,857
5.85%	2,248,389	56,591,951
Series E, 5.63%	4,496,512	112,727,556
Series F, 5.20%	1,759,636	43,287,046
Series G, 5.20%	1,955,102	48,095,509
BOK Financial Corp., 5.38%, 06/30/56	95,398	2,412,615
Citigroup Inc.
Series J, 7.13%(b)(d)	3,714,688	101,299,542
Series K, 6.88%(d)	5,845,744	158,244,290
Series S, 6.30%	4,047,047	105,668,397
Citizens Financial Group Inc., Series D, 6.35%(d)	266,573	6,997,541
Commerce Bancshares Inc/MO, Series B, 6.00%	139,847	3,763,283
Cullen/Frost Bankers Inc., 5.38%	139,848	3,657,025
Deutsche Bank Contingent Capital Trust II, 6.55%(b)	3,168,385	79,621,515
Deutsche Bank Contingent Capital Trust V, 8.05%	5,485,562	140,540,098
Fifth Third Bancorp., Series I, 6.63%(d)	1,749,466	47,148,109
First Horizon National Corp., Series A, 6.20%	93,206	2,425,220
First Republic Bank/CA
Series D, 5.50%	177,147	4,511,934
Series F, 5.70%(b)	93,182	2,422,732
Series G, 5.50%(b)	586,441	14,913,195
Series H, 5.13%	777,550	18,972,220
Series I, 5.50%	1,173,196	29,106,993
FNB Corp/PA, 7.25%(d)	103,371	2,977,085

Security	Shares	Value

Banks (continued)
GMAC Capital Trust I
5.93%	17,784	$463,095
Series 2, 8.47%, 02/15/40
(3 mo. LIBOR US + 5.785%)(c)	10,544,947	274,590,420
Hancock Whitney Corp., 5.95%, 06/15/45	95,398	2,496,566
HSBC Holdings PLC, Series A, 6.20%(b)	5,168,715	133,197,785
Huntington Bancshares Inc./OH
Series C, 5.88%	93,207	2,530,570
Series D, 6.25%(b)	2,404,106	62,819,290
ING Groep NV
6.13%(b)	2,772,502	70,560,176
6.38%	4,138,914	106,121,755
JPMorgan Chase & Co.
Series AA, 6.10%	6,056,544	158,681,453
Series BB, 6.15%	4,887,675	128,448,099
Series DD, 5.75%	1,500,000	38,595,000
Series EE, 6.00%	505,568	13,382,385
Series P, 5.45%(b)	3,824,759	97,569,602
Series W, 6.30%	3,740,245	97,957,017
Series Y, 6.13%	6,077,794	157,961,866
KeyCorp
Series E, 6.13%(b)(d)	1,955,008	52,120,513
Series F, 5.65%	1,661,766	40,962,532
People’s United Financial Inc., Series A, 5.63%(b)(d)	1,001,679	24,871,690
PNC Financial Services Group Inc. (The)
Series P, 6.13%(d)	5,864,992	157,181,786
Series Q, 5.38%	1,877,012	46,456,047
Popular Capital Trust I, 6.70%, 11/01/33	115,130	3,067,063
Popular Capital Trust II, 6.13%, 12/01/34	82,692	2,100,377
Regions Financial Corp.
Series A, 6.38%	1,955,102	49,522,734
Series B, 6.38%(b)(d)	1,955,102	52,318,529
Sterling Bancorp/DE, Series A, 6.50%(b)	125,854	3,354,009
SunTrust Banks Inc., 4.00%
(3 mo. LIBOR US + 0.530%)(b)(c)	670,613	14,331,000
Synovus Financial Corp., Series D, 6.30%(d)	821,436	21,291,621
TCF Financial Corp., Series C, 5.70%	700,387	17,110,454
Texas Capital Bancshares Inc. 6.50%, 09/21/42	70,551	1,866,074
Series A, 6.50%	139,848	3,627,657
U.S. Bancorp
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(c)	3,909,978	73,507,586
Series F, 6.50%(d)	4,300,997	115,180,700
Series H, 5.15%(b)	1,955,102	47,997,754
Series K, 5.50%	2,248,389	57,131,564
Valley National Bancorp
Series A, 6.25%(d)	107,243	2,911,647
Series B, 5.50% (3 mo. LIBOR US + 3.578%)(c)	92,855	2,315,804
Webster Financial Corp., Series F, 5.25%	586,573	13,714,077
Wells Fargo & Co. 5.20%	3,167,800	77,199,286
Series O, 5.13%	2,745,427	66,713,876
Series P, 5.25%	2,639,834	64,675,933
Series Q, 5.85%(d)	7,285,941	189,798,763
Series R, 6.63%(b)(d)	3,547,936	98,029,472
Series T, 6.00%	2,952,430	75,523,159
Series V, 6.00%(b)	4,054,623	106,433,854
Series W, 5.70%	3,209,245	81,932,025
Series X, 5.50%(b)	4,639,122	117,369,787
Western Alliance Bancorp, 6.25%,07/01/56	111,254	2,900,392

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Wintrust Financial Corp., Series D, 6.50%(d)	116,546	$3,248,137
Zions Bancorp N.A.
Series G, 6.30%(d)	557,946	14,902,738
Series H, 5.75%	117,709	3,023,944

		4,861,036,789

Capital Markets — 11.8%
Apollo Global Management LLC
Series A, 6.38%	1,075,413	26,691,751
Series B, 6.38%	1,173,058	28,786,843
Apollo Investment Corp., 6.88%, 07/15/43	95,360	2,474,592
Ares Management Corp., Series A, 7.00%	1,212,263	31,761,291
B. Riley Financial Inc. 6.88%, 09/30/23	60,964	1,544,218
7.38%, 05/31/23	63,617	1,649,589
Bank of New York Mellon Corp. (The), 5.20%	2,220,994	55,436,010
BrightSphere Investment Group PLC, 5.13%, 08/01/31	79,467	1,830,125
Capitala Finance Corp., 5.75%, 05/31/22 (e)	33,122	829,044
Carlyle Group LP (The), Series A, 5.88%	1,564,265	35,806,026
Charles Schwab Corp. (The)
Series C, 6.00%	2,346,165	61,070,675
Series D, 5.95%	2,932,694	76,162,063
Cowen Inc. 7.35%, 12/15/27	76,316	1,937,663
7.75%, 06/15/33	63,573	1,617,933
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(c)	2,932,474	55,775,655
Series B, 6.20%(b)	586,862	15,980,252
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(c)	782,126	15,345,312
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(c)	2,932,474	56,420,800
Series J, 5.50%(d)	3,909,978	100,212,736
Series K, 6.38%(b)(d)	2,737,008	74,419,248
Series N, 6.30%(b)	2,639,232	68,778,386
KKR & Co. Inc.
Series A, 6.75%	1,348,968	35,680,204
Series B, 6.50%(b)	606,093	16,006,916
Ladenburg Thalmann Financial Services Inc.,
Series A, 8.00%	1,663,155	40,946,876
Legg Mason Inc. 5.45%, 09/15/56	491,436	11,941,895
6.38%, 03/15/56	245,717	6,430,414
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(c)	4,300,997	83,224,292
Series E, 7.13%(b)(d)	3,372,344	94,830,313
Series F, 6.88%(d)	3,323,493	91,894,581
Series G, 6.63%	1,955,102	49,561,836
Series I, 6.38%(d)	3,909,978	104,318,213
Series K, 5.85%(d)	3,909,978	99,978,137
MVC Capital Inc., 6.25%, 11/30/22	107,243	2,742,203
Northern Trust Corp., Series C, 5.85%(b)	1,564,171	39,370,184
Oaktree Capital Group LLC
Series A, 6.63%(b)	703,868	17,582,623
Series B, 6.55%	919,064	22,847,931
Prospect Capital Corp., 6.25%, 06/15/24	138,426	3,485,567
State Street Corp.
Series C, 5.25%	1,955,102	47,821,795
Series D, 5.90%(d)	2,932,474	77,182,716
Series E, 6.00%	2,932,474	75,012,685
Series G, 5.35%(d)	1,955,102	49,815,999

Security	Shares	Value

Capital Markets (continued)
Stifel Financial Corp. 5.20%, 10/15/47	143,078	$3,451,041
Series A, 6.25%	139,847	3,719,930
Series B, 6.25%	139,358	3,577,320
Virtus Investment Partners Inc., Series D, 7.25%, 02/01/20 (e)	26,790	2,385,114

		1,698,338,997

Chemicals — 0.2%
EI du Pont de Nemours & Co., Series B, 4.50%	35,249	3,714,187
International Flavors & Fragrances Inc., 6.00%, 09/15/21 (e)	405,422	20,246,775
Rayonier Advanced Materials Inc., Series A, 8.00%, 08/15/19 (e)	40,185	3,963,848

		27,924,810

Commercial Services & Supplies — 0.3%
Pitney Bowes Inc., 6.70%, 03/07/43 (b)	1,717,515	40,447,478

Consumer Finance — 2.6%
Capital One Financial Corp.
Series B, 6.00%	3,421,490	86,187,333
Series C, 6.25%	1,955,102	49,679,142
Series D, 6.70%	1,955,102	50,109,264
Series F, 6.20%	1,955,102	50,363,428
Series G, 5.20%	2,346,165	57,527,966
Series H, 6.00%	1,955,102	50,402,530
Navient Corp., 6.00%, 12/15/43	1,249,673	26,318,113
SLM Corp., Series B, 4.31%
(3 mo. LIBOR US + 1.700%)(c)	93,207	6,251,393

		376,839,169

Diversified Financial Services — 2.0%
Allied Capital Corp., 6.88%, 04/15/47	910,963	23,065,583
Citigroup Capital , 3.80%	6,912	189,043
Citigroup Capital XIII, 9.12%, 10/30/40
(3 mo. LIBOR US + 6.370%)(c)	8,888,412	243,098,068
Compass Diversified Holdings
Series A, 7.25%(b)	396,074	8,452,219
Series B, 7.88%(b)(d)	403,480	9,029,883

		283,834,796

Diversified Telecommunication Services — 1.8%
AT&T Inc. 5.35%, 11/01/66	1,299,830	32,989,685
5.63%, 08/01/67	810,887	20,669,510
Iridium Communications Inc., Series B, 6.75%(e)(f)	10,543	9,662,976
Qwest Corp. 6.13%, 06/01/53	3,147,469	71,541,970
6.50%, 09/01/56	960,732	21,991,155
6.63%, 09/15/55	393,146	9,459,093
6.75%, 06/15/57	648,684	15,542,469
6.88%,10/01/54 (b)	491,436	12,457,903
7.00%, 02/01/56	230,987	6,005,662
Telephone & Data Systems Inc. 5.88%, 12/01/61	771,905	17,159,448
6.63%, 03/31/45	73,905	1,931,877
6.88%, 11/15/59 (b)	813,235	20,086,904
7.00%, 03/15/60	1,084,259	27,030,577

		266,529,229

Electric Utilities — 4.8%
Alabama Power Co., Series A, 5.00%(b)	1,001,673	25,763,030

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) March 31, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
CMS Energy Corp.
5.63%, 03/15/78	196,573	$5,042,097
5.88%, 03/01/79	619,148	15,943,061
5.88%, 10/15/78	275,222	7,202,560
Dominion Energy Inc., Series A, 5.25%, 07/30/76	786,255	19,852,939
DTE Energy Co.
5.25%, 12/01/62	196,573	5,016,543
Series B, 5.38%, 06/01/76	294,863	7,406,959
Series E, 5.25%, 12/01/77	393,146	9,844,376
Series F, 6.00%, 12/15/76	275,184	7,520,779
Duke Energy Corp.
5.13%, 01/15/73	2,020,554	49,705,628
5.63%, 09/15/78	491,436	12,526,704
Entergy Arkansas LLC
4.75%, 06/01/63	122,840	3,104,167
4.88%, 09/01/66	402,967	9,993,582
4.90%, 12/01/52	194,957	4,944,109
Entergy Louisiana LLC 4.70%, 06/01/63 (b)	98,290	2,422,848
4.88%, 09/01/66	265,358	6,641,911
5.25%, 07/01/52	196,573	4,989,023
Entergy Mississippi LLC, 4.90%, 10/01/66	255,538	6,368,007
Entergy Texas Inc., 5.63%, 06/01/64	132,704	3,569,738
Georgia Power Co., Series 2017, 5.00%, 10/01/77	265,358	6,649,871
Interstate Power & Light Co., Series D, 5.10%	186,451	4,719,075
NextEra Energy Capital Holdings Inc. 5.00%, 01/15/73	1,840,731	45,263,575
Series I, 5.13%, 11/15/72	2,035,631	50,707,568
Series K, 5.25%, 06/01/76	560,221	14,089,558
Series N, 5.65%, 03/01/79	587,438	14,903,302
NextEra Energy Inc., 6.12%, 09/01/19 (e)	2,932,562	181,408,285
Pacific Gas & Electric Co., Series A, 6.00%(f)	95,465	2,202,377
PPL Capital Funding Inc. 4.38%	8,778	223,576
Series B, 5.90%,04/30/73	1,809,746	46,094,231
SCE Trust II, 5.10%	1,670,637	34,665,718
SCE Trust III, Series H, 5.75%(d)	270,306	6,460,313
SCE Trust IV, Series J, 5.38%(d)	308,764	6,808,246
SCE Trust V, Series K, 5.45%(d)	294,863	6,604,931
SCE Trust VI, 5.00%	466,847	9,593,706
Southern Co. (The) 5.25%, 10/01/76	786,255	19,727,138
6.25%, 10/15/75	982,828	25,848,376

		683,827,907

Electronic Equipment, Instruments & Components — 0.3%
Belden Inc., 6.75%, 07/15/19 (e)	518,396	37,562,974

Energy Equipment &Services — 0.1%
Nabors Industries Ltd., 6.00%, 05/01/21 (e)	593,475	16,130,650

Equity Real Estate Investment Trusts (REITs) — 11.9%
Alexandria Real Estate Equities Inc., Series D, 7.00%(e)	53,668	2,032,944
American Homes 4 Rent
Series D, 6.50%	250,541	6,639,336
Series E, 6.35%	214,404	5,595,944
Series F, 5.88%(b)	636,202	15,682,379
Series G, 5.88%	106,809	2,654,204
Series H, 6.25%	466,034	11,744,057

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Apartment Investment & Management Co., Series A, 6.87%	116,546	$2,975,419
Ashford Hospitality Trust Inc.
Series F, 7.38%	111,857	2,590,608
Series G, 7.38%(b)	613,887	14,064,151
Series I, 7.50%	548,499	12,763,572
Bluerock Residential Growth REIT Inc., Series A, 8.25%(b)	133,350	3,544,443
Boston Properties Inc., Series B, 5.25%(b)	845,338	21,226,437
Braemar Hotels & Resorts Inc., Series b, 5.50%(b)(e)	111,553	2,226,598
Brookfield Property REIT Inc., Series A, 6.38%	1,029,522	26,046,907
CBL & Associates Properties Inc. 5.43%	1,617	15,701
Series D, 7.38%(b)	1,816,535	17,638,555
Series E, 6.63%(b)	765,227	6,925,304
Cedar Realty Trust Inc., Series C, 6.50%	513,434	10,910,472
City Office REIT Inc., Series A, 6.63%(b)	104,009	2,589,824
Colony Capital Inc.
Series B, 8.25%(b)	626,296	15,669,926
Series E, 8.75%	1,027,045	25,850,723
Series H, 7.13%	1,180,533	26,077,974
Series I, 7.15%	1,416,625	32,058,224
Series J, 7.13%	1,293,842	29,344,337
Crown Castle International Corp., Series A, 6.88%, 08/01/20 (e)	46,427	55,006,710
Digital Realty Trust Inc.
Series C, 6.63%	808,662	21,251,637
Series G, 5.88%	977,686	24,403,043
Series H, 7.38%	1,481,032	36,996,179
Series I, 6.35%	1,029,650	26,667,935
Series J, 5.25%	841,455	19,925,654
Series K, 5.85%	185,785	4,650,199
EPR Properties
Series C, 5.75%(e)	125,726	3,952,825
Series E, 9.00%(e)	82,747	3,135,284
Series G, 5.75%	594,090	14,127,460
Equity Commonwealth, Series D, 6.50%(e)	119,191	3,261,066
Farmland Partners Inc., Series B, 6.00%(g)	604,341	13,917,973
Federal Realty Investment Trust, Series C, 5.00%(b)	600,955	14,230,614
Global Net Lease Inc., Series A, 7.25%	125,759	3,228,234
Hersha Hospitality Trust
Series D, 6.50%(b)	759,839	17,392,715
Series E, 6.50%	91,396	2,182,536
iStar Inc.
Series D, 8.00%	93,207	2,381,439
Series I, 7.50%(b)	116,546	2,950,945
Kimco Realty Corp.
Series I, 6.00%	703,151	17,860,035
Series J, 5.50%	904,088	22,403,301
Series K, 5.63%(b)	703,151	17,438,145
Series L, 5.13%	904,088	21,309,354
Series M, 5.25%	953,245	22,210,608
Lexington Realty Trust, Series C, 6.50%(e)	42,253	2,276,592
MFA Financial Inc., 8.00%, 04/15/42	93,207	2,429,906
Monmouth Real Estate Investment Corp., Series C, 6.13%	1,152,627	27,651,522
National Retail Properties Inc.
Series E, 5.70%	1,151,960	29,110,029
Series F, 5.20%	1,382,312	33,521,066
National Storage Affiliates Trust, Series A, 6.00%	683,221	17,005,371

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Office Properties Income Trust, 5.88%, 05/01/46	304,639	$7,692,135
Pebblebrook Hotel Trust
Series C, 6.50%	116,536	2,999,637
Series D, 6.37%	116,546	3,059,333
Series E, 6.38%(b)	439,458	11,557,745
Series F, 6.45%(b)	600,190	14,944,731
Pennsylvania REIT
Series C, 7.20%(b)	708,256	14,696,312
Series D, 6.88%(b)	513,412	10,940,810
PS Business Parks Inc.
Series U, 5.75%	213,574	5,411,965
Series V, 5.70%	102,553	2,661,250
Series W, 5.20%	762,424	18,305,800
Series X, 5.25%(b)	924,172	22,642,214
Series Y, 5.20%	812,150	19,280,441
Public Storage
Series A, 5.88%	771,433	19,980,115
Series B, 5.40%(b)	1,217,460	30,886,960
Series C, 5.13%(b)	811,920	20,054,424
Series D, 4.95%(b)	1,318,907	32,141,764
Series E, 4.90%	1,420,201	33,786,582
Series F, 5.15%	1,136,417	28,171,777
Series G, 5.05%(b)	1,217,529	30,462,576
Series H, 5.60%	264,767	6,815,103
Series U, 5.63%	1,166,707	29,622,691
Series V, 5.38%	1,935,590	47,925,208
Series W, 5.20%(b)	1,955,140	47,998,687
Series X, 5.20%(b)	879,551	21,856,842
Series Z, 6.00%	1,165,527	29,476,178
QTS Realty Trust Inc.
Series A, 7.13%(b)	472,006	11,894,551
Series B, 6.50%(e)	309,246	33,590,301
RLJ Lodging Trust, Series A, 1.95%(e)	1,316,650	33,126,914
Saul Centers Inc., Series C, 6.87%(b)	97,902	2,561,116
Senior Housing Properties Trust 5.63%, 08/01/42	1,411,106	32,709,437
6.25%, 02/01/46	245,718	6,526,270
SITE Centers Corp.
Series A, 6.38%	54,029	1,375,038
Series J, 6.50%	804,648	20,792,104
Series K, 6.25%	139,848	3,599,688
SL Green Realty Corp., Series I, 6.50%	213,574	5,514,481
Spirit Realty Capital Inc., Series A, 6.00%	691,203	16,547,400
Summit Hotel Properties Inc., Series E, 6.25%	149,195	3,467,292
Sunstone Hotel Investors Inc., Series E, 6.95%	107,243	2,863,388
Taubman Centers Inc., Series K, 6.25%(b)	158,503	4,073,527
Two Harbors Investment Corp., Series B, 7.63%(d)	1,151,922	29,443,126
UMH Properties Inc., Series C, 6.75%	133,511	3,416,546
Urstadt Biddle Properties Inc., Series H, 6.25%	106,809	2,810,145
VEREIT Inc. 4.36%	3,264	82,155
Series F, 6.70%	4,183,760	105,305,239
Vornado Realty Trust
Series K, 5.70%	1,202,055	30,339,868
Series L, 5.40%	1,205,451	29,907,239
Series M, 5.25%	1,265,432	29,674,380
Washington Prime Group Inc., Series H, 7.50%(b)	92,666	2,045,139

		1,704,783,040

Security	Shares	Value

Food Products — 1.7%
CHS Inc. 8.00%(b)	1,245,032	$35,832,021
Series 1, 7.88%	2,097,761	57,268,875
Series 2, 7.10%(d)	1,703,984	45,206,696
Series 3, 6.75%(b)(d)	1,925,813	49,743,750
Series 4, 7.50%	2,027,090	55,076,035

		243,127,377

Gas Utilities — 0.1%
Entergy New Orleans LLC, 5.50%, 04/01/66	108,104	2,897,187
South Jersey Industries Inc., 7.25%, 04/15/21 (e)	91,398	4,714,309
Southern Co. (The), 5.25%, 12/01/77	442,291	11,021,892

		18,633,388

Government Agencies — 0.3%
Tennessee Valley Authority
Series A, 3.36%, 05/01/29
(30 Year CMT + 0.840%)(c)	838,475	21,322,419
Series D, 3.55%, 06/01/28
(30 Year CMT + 0.940%)(c)	1,033,394	27,178,262

		48,500,681

Health Care Equipment & Supplies — 2.4%
Becton Dickinson and Co., Series A, 6.13%, 05/01/20 (e)	4,838,637	299,076,153
Danaher Corp., Series A, 4.75%, 04/15/22 (e)	38,287	40,315,828

		339,391,981

Household Products — 0.1%
Energizer Holdings Inc., Series A, 7.50%, 01/15/22 (e)	217,012	21,132,629

Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 6.88%, 10/17/78 (d)	182,834	4,936,518
Vistra Energy Corp., 7.00%, 07/01/19 (e)	113,020	11,139,251

		16,075,769

Industrial Conglomerates — 0.1%
Hillman Group Capital Trust, 11.60%, 09/30/27	63,595	2,173,677
Steel Partners Holdings LP, Series A, 6.00%, 02/07/26 (b)	794,475	17,184,494

		19,358,171

Insurance — 10.0%
Aegon NV 6.38%	3,960,682	101,551,886
6.50%	2,037,448	52,464,286
Series 1, 4.00% (3 mo. LIBOR US + 0.875%)(c)	995,929	21,641,537
Allstate Corp. (The) 5.10%, 01/15/53 (d)	2,037,328	51,992,611
Series A, 5.63%(b)	1,166,713	29,727,847
Series D, 6.63%	125,855	3,201,751
Series E, 6.63%	2,922,739	74,003,751
Series F, 6.25%(b)	1,014,706	26,017,062
Series G, 5.63%	2,301,346	58,707,336
American International Group Inc., Series A, 5.85%(f)	464,544	11,757,609
Arch Capital Group Ltd.
Series E, 5.25%	1,824,656	42,040,074
Series F, 5.45%	1,322,271	32,051,849
Argo Group U.S. Inc., 6.50%, 09/15/42	91,398	2,330,649
Aspen Insurance Holdings Ltd. 5.63%	1,001,704	24,251,254
5.95%(d)	1,101,888	28,285,465
Assurant Inc., Series D, 6.50%, 03/15/21 (e)	295,618	30,649,674

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) March 31, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Assured Guaranty Municipal Holdings Inc. 5.60%, 07/15/03	63,574	$1,628,766
6.25%, 11/01/02	146,228	3,775,607
6.88%, 12/15/01	63,574	1,706,962
Axis Capital Holdings Ltd.
Series D, 5.50%	913,394	22,168,072
Series E, 5.50%(b)	2,150,655	51,250,109
Brighthouse Financial Inc., 6.25%, 09/15/58	368,558	9,265,548
Enstar Group Ltd.
Series D, 7.00%(d)	1,602,694	40,820,616
Series E, 7.00%	443,292	11,290,647
Global Indemnity Ltd., 7.88%, 04/15/47	121,204	3,123,427
Hanover Insurance Group Inc. (The), 6.35%, 03/30/53	686,610	17,693,940
Hartford Financial Services Group Inc. (The) 7.88%,04/15/42 (d)	2,424,748	68,838,596
Series G, 6.00%	1,389,882	37,651,903
Maiden Holdings Ltd. 6.63%	46,652	756,695
Series A, 8.25%	76,080	486,912
Series C, 7.13%	291,676	1,423,379
Series D, 6.70%	271,168	1,350,417
Maiden Holdings North America Ltd., 7.75%	60,025	1,201,100
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(b)(c)	2,404,106	54,404,919
Series E, 5.63%	3,147,758	80,299,307
National General Holdings Corp. 7.63%, 09/15/55	93,211	2,376,881
Series B, 7.50%(b)	662,981	15,294,972
Series C, 7.50%	811,939	17,903,255
PartnerRe Ltd.
Series G, 6.50%	148,929	3,982,361
Series H, 7.25%	1,177,364	31,871,243
Series I, 5.88%	170,644	4,443,570
Prudential Financial Inc. 5.63%, 08/15/58	565,130	14,523,841
5.70%, 03/15/53 (b)	2,811,954	71,479,871
5.75%, 12/15/52	2,277,287	57,843,090
Prudential PLC 6.50%	1,188,313	31,205,099
6.75%(b)	990,212	25,765,316
Reinsurance Group of America Inc. 5.75%, 06/15/56 (d)	264,205	7,041,063
6.20%, 09/15/42 (d)	1,612,705	42,865,699
RenaissanceRe Holdings Ltd.
Series C, 6.08%	116,546	3,041,851
Series E, 5.38%(b)	1,101,885	26,467,278
Series F, 5.75%	1,004,514	25,233,392
Torchmark Corp., 6.13%, 06/15/56	190,764	5,057,154
Unum Group, 6.25%, 06/15/58	294,863	7,704,770
WR Berkley Corp. 5.63%, 04/30/53	1,408,755	35,810,552
5.70%, 03/30/58	60,097	1,495,814
5.75%, 06/01/56	91,241	2,298,361
5.90%, 03/01/56	35,925	926,506

		1,434,443,502

Internet & Direct Marketing Retail — 0.2%
eBay Inc., 6.00%, 02/01/56	737,154	19,357,664

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
QVC Inc., 6.38%, 09/13/67	221,124	$5,415,327

		24,772,991

Leisure Products — 0.1%
Brunswick Corp/DE 6.38% , 04/15/49	145,732	3,673,904
6.50%, 10/15/48	117,623	3,067,608
6.63%, 01/15/49	79,468	2,046,301

		8,787,813

Machinery — 2.4%
Colfax Corp., 5.75%, 01/15/22 (e)	113,020	15,046,353
Fortive Corp., Series A, 5.00%, 07/01/21 (e)	136,844	143,556,198
Rexnord Corp., Series A, 5.75%, 11/15/19 (e)	806,359	43,438,559
Stanley Black & Decker Inc. 5.38%, 05/15/20 (b)(e)	733,194	71,486,415
5.75%, 07/25/52 (b)	3,030,926	77,591,706

		351,119,231

Marine — 0.7%
Seaspan Corp. 6.38%, 04/30/19	219,355	5,554,069
Series D, 7.95%	710,881	17,146,450
Series E, 8.25%	550,054	13,624,837
Series G, 8.20% .	791,760	19,841,505
Series H, 7.88%	915,956	22,294,369
Series I, 8.00% (3 mo. LIBOR US + 5.008%)(c)	636,422	15,878,729

		94,339,959

Media — 0.1%
GCI Liberty Inc., Series A, 7.00%	720,582	17,675,876

Mortgage Real Estate Investment — 3.9%
AG Mortgage Investment Trust Inc., Series B, 8.00%	107,243	2,766,869
AGNC Investment Corp.
Series B, 7.75%	699,994	17,674,848
Series C, 7.00%(d)	1,300,013	33,293,333
Series D, 6.88%	209,037	5,192,479
Annaly Capital Management Inc.
Series C, 7.63%	718,865	18,438,887
Series D, 7.50%	1,798,879	45,331,751
Series F, 6.95%(d)	2,884,936	73,883,211
Series G, 6.50%(d)	1,662,035	39,789,118
Apollo Commercial Real Estate Finance Inc.,
Series C, 8.00%	160,170	4,105,157
ARMOUR Residential REIT Inc., Series B, 7.88%(b)	653,461	16,336,525
Capstead Mortgage Corp., Series E, 7.50%	1,022,744	25,466,326
Chimera Investment Corp.
Series A, 8.00%(b)	609,948	15,602,470
Series B, 8.00%(d)	1,319,899	34,079,792
Series C, 7.75%(d)	1,029,522	25,758,640
Series D, 8.00%(d)	752,790	19,263,896
Great Ajax Corp., 7.25%,04/30/24 (e)	68,656	1,716,400
Invesco Mortgage Capital Inc.
Series A, 7.75%	130,544	3,332,788
Series B, 7.75%(d)	144,499	3,853,788
Series C, 7.50%(d)	1,167,970	28,989,015
MFA Financial Inc., Series B, 7.50%(b)	801,383	20,010,534
New York Mortgage Trust Inc., Series D, 8.00%(d)	569,343	13,476,349
PennyMac Mortgage Investment Trust
Series A, 8.13%(a)(d)	106,808	2,743,898
Series B, 8.00%(a)(d)	765,656	19,325,157
Ready Capital Corp., 7.00%, 08/15/23	73,130	1,932,095

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Two Harbors Investment Corp.
Series A, 8.13%(d)	133,511	$3,652,861
Series C, 7.25%(d)	1,153,684	27,999,911
Series E, 7.50%	830,232	20,332,382
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	1,161,527	29,804,783

		554,153,263

Multiline Retail — 0.1%
Dillard’s Capital Trust I, 7.50%, 08/01/38	761,016	20,106,043

Multi-Utilities — 3.2%
CenterPoint Energy Inc., Series B, 7.00%, 09/01/21 (e)	1,911,080	100,981,467
Dominion Energy Inc., Series A, 6.75%, 08/15/19 (e)	688,009	34,345,410
DTE Energy Co., 6.50%, 10/01/19 (e)	331,732	18,361,366
Just Energy Group Inc., Series A, 8.50%(d)	461,620	9,444,745
NiSource Inc., Series B, 6.50%(d)	2,013,934	53,067,161
Sempra Energy
Series A, 6.00%, 01/15/21 (e)	1,685,953	178,205,232
Series B, 6.75%, 07/15/21 (e)	562,107	59,673,279

		454,078,660

Oil, Gas & Consumable Fuels — 2.5%
Chesapeake Energy Corp., 4.50%(b)(e)	59,611	3,310,795
DCP Midstream LP
Series B, 7.88%(d)	653,702	15,904,570
Series C, 7.95%(d)	442,839	10,960,265
El Paso Energy Capital Trust I, 4.75%, 03/31/28 (e)	104,244	5,646,897
Enbridge Inc., Series B, 6.38%, 04/15/78 (d)	589,720	15,332,720
Energy Transfer Operating LP
Series C, 7.38%(d)	1,759,894	43,328,590
Series D, 7.63%(d)	1,781,021	45,416,035
GasLog Ltd., Series A, 8.75%(b)	107,243	2,852,664
Golar LNG Partners LP, Series A, 8.75%(b)	456,857	11,471,679
Hoegh LNG Partners LP, Series A, 8.75%	596,708	15,407,001
NGL Energy Partners LP, Series B, 9.00%(d)	841,429	20,211,125
NuStar Energy LP
Series A, 8.50%(d)	919,434	21,845,752
Series B, 7.63%(d)	1,562,216	33,243,956
Series C, 9.00%(d)	743,084	18,235,281
NuStar Logistics LP 5.46%	1,442	36,252
9.33%,01/15/43 (3 mo. LIBOR US + 6.734%)(c)	1,625,098	40,854,964
Targa Resources Partners LP, Series A, 9.00%(d)	116,546	3,144,411
Teekay LNG Partners LP 9.00%	500,840	12,681,269
Series B, 8.50%(d)	609,774	14,787,020
Teekay Offshore Partners LP
Series A, 7.25%	139,282	2,500,112
Series B, 8.50%	495,061	9,331,900
Series E, 8.88% (3 mo. LIBOR US + 6.407%)(c)	531,371	10,207,637

		356,710,895

Real Estate Management & Development — .00%
Brookfield Property Partners LP, Series A, 6.50%(f)	147,875	3,667,300

Road & Rail — .00%
GATX Corp., 5.63%, 05/30/66	147,434	3,805,271

Security	Shares	Value

Specialty Retail — 0.1%
TravelCenters of America LLC 8.00%, 12/15/29	76,323	$1,930,209
8.00%, 10/15/30	93,207	2,364,662
8.25%, 01/15/28	443,740	11,386,368

		15,681,239

Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp Inc., Series A, 6.38%(d)	2,063,511	53,300,489
New York Community Capital Trust V, 6.00%, 11/01/51 (e)	46,087	2,223,698

		55,524,187

Trading Companies & Distributors — .00%
Air Lease Corp., Series A, 6.15%(d)	232,213	5,916,787

Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.95%, 05/15/60 (b)	1,301,240	32,882,335
United States Cellular Corp. 7.25%, 12/01/63	174,865	4,593,704
7.25%, 12/01/64	190,764	5,032,354

		42,508,393

Total Preferred Stocks — 98.4% (Cost: $14,446,750,553)		14,146,767,245

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(a)(h)(i)	44,046,900	44,064,519
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(h)	270,452,652	270,452,652

		314,517,171

Total Short-Term Investments — 2.2% (Cost: $314,504,518)		314,517,171

Total Investments in Securities — 100.8% (Cost: $14,788,241,293)		14,487,928,445

Other Assets, Less Liabilities — (0.8)%		(117,207,532)

Net Assets — 100.0%		$14,370,720,913

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Convertible preferred stock.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) March 31, 2019	iShares® Preferred and Income Securities ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	56,988,483	—	(12,941,583	)(b)	44,046,900	$44,064,519	$3,218,309	(c)	$7,372	$16,189
BlackRock Cash Funds: Treasury, SL Agency Shares	677,413,567	—	(406,960,915	)(b)	270,452,652	270,452,652	5,943,795		—	—
iShares 0-5 Year High Yield Corporate Bond ETF	308,480	—	(100,000)		208,480	9,738,101	700,663		(138,940)	86,922
iShares Core U.S. Aggregate Bond ETF	455,000	—	(300,000)		155,000	16,905,850	966,334		(1,685,717)	1,111,840
PennyMac Mortgage Investment Trust
Series A, 8.13%	382,996	262,410	(538,598)		106,808	2,743,898	256,276		(263,441)	(5,974)
Series B, 8.00%	859,057	53,109	(146,510)		765,656	19,325,157	1,662,636		(102,018)	160,714
PNC Financial Services Group Inc. (The)
Series P, 6.13%(d)	6,608,131	801,079	(1,544,218)		5,864,992	N/A	10,010,877		(2,314,633)	24,444
Series Q, 5.38%(d)	2,106,597	238,316	(467,901)		1,877,012	N/A	2,823,734		(96,684)	(643,704)

						$363,230,177	$25,582,624		$(4,594,061)	$750,431

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$78	$—	$—	$78
Investment Companies	26,643,951	—	—	26,643,951
Preferred Stocks	14,146,767,245	—	—	14,146,767,245
Money Market Funds	314,517,171	—	—	314,517,171

	$14,487,928,445	$—	$—	$14,487,928,445

See notes to financial statements.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

March 31, 2019

	iShares International Preferred Stock ETF	iShares Preferred and Income Securities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$43,671,867	$14,124,698,268
Affiliated(c)	75,146	363,230,177
Cash	—	526,119
Foreign currency, at value(d)	127,042	—
Receivables:
Investments sold	207,474	262,014,261
Securities lending income — Affiliated	6	351,685
Capital shares sold	—	19,976,093
Dividends	141,864	57,728,242

Total assets	44,223,399	14,828,524,845

LIABILITIES
Collateral on securities loaned, at value	—	44,035,778
Payables:
Investments purchased	—	408,170,376
Investment advisory fees	21,004	5,597,778

Total liabilities	21,004	457,803,932

NET ASSETS	$44,202,395	$14,370,720,913

NET ASSETS CONSIST OF:
Paid-in capital	$64,730,720	$15,998,732,660
Accumulated loss	(20,528,325)	(1,628,011,747)

NET ASSETS	$44,202,395	$14,370,720,913

Shares outstanding	2,850,000	394,050,000

Net asset value	$15.51	$36.47

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$43,152,313
(b) Investments, at cost — Unaffiliated	$49,957,608	$14,424,585,670
(c) Investments, at cost — Affiliated	$75,146	$363,655,623
(d) Foreign currency, at cost	$127,206	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations

Year Ended March 31, 2019

	iShares International Preferred Stock ETF	iShares Preferred and Income Securities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,272,894	$934,639,093
Dividends — Affiliated	1,463	22,364,315
Securities lending income — Affiliated — net	742	3,218,309
Foreign taxes withheld	(393,877)	(190,961)

Total investment income	2,881,222	960,030,756

EXPENSES
Investment advisory fees	351,058	71,662,596

Total expenses	351,058	71,662,596

Net investment income	2,530,164	888,368,160

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,695,456)	(560,361,880)
Investments — Affiliated	—	(3,550,609)
In-kind redemptions — Unaffiliated	1,079,992	(20,222,930)
In-kind redemptions — Affiliated	—	(1,043,452)
Foreign currency transactions	27,253	—

Net realized loss	(588,211)	(585,178,871)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(8,973,769)	59,217,464
Investments — Affiliated	—	750,431
Foreign currency translations	(1,754)	—

Net change in unrealized appreciation (depreciation)	(8,975,523)	59,967,895

Net realized and unrealized loss	(9,563,734)	(525,210,976)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,033,570)	$363,157,184

See notes to financial statements.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares International Preferred Stock ETF		iShares Preferred and Income Securities ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,530,164	$3,253,680	$888,368,160	$989,576,417
Net realized gain (loss)	(588,211)	1,701,078	(585,178,871)	(344,653,296)
Net change in unrealized appreciation (depreciation)	(8,975,523)	1,934,996	59,967,895	(236,801,895)

Net increase (decrease) in net assets resulting from operations	(7,033,570)	6,889,754	363,157,184	408,121,226

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(2,866,985)	(2,932,623)	(915,531,642)	(977,196,067)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(38,625,233)	26,352,348	(1,699,783,885)	(80,443,673)

NET ASSETS(b)
Total increase (decrease) in net assets	(48,525,788)	30,309,479	(2,252,158,343)	(649,518,514)
Beginning of year	92,728,183	62,418,704	16,622,879,256	17,272,397,770

End of year	$44,202,395	$92,728,183	$14,370,720,913	$16,622,879,256

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$18.18	$17.10	$15.97	$20.32	$23.87

Net investment income(a)	0.68	0.69	0.74	0.83	0.89
Net realized and unrealized gain (loss)(b)	(2.60)	1.03	1.17	(4.20)	(3.54)

Net increase (decrease) from investment operations	(1.92)	1.72	1.91	(3.37)	(2.65)

Distributions(c)
From net investment income	(0.75)	(0.64)	(0.78)	(0.98)	(0.90)
From net realized gain	—	—	—	—	—

Total distributions	(0.75)	(0.64)	(0.78)	(0.98)	(0.90)

Net asset value, end of year	$15.51	$18.18	$17.10	$15.97	$20.32

Total Return
Based on net asset value	(10.89)%	10.16%	12.35%	(16.73)%	(11.52)%

Ratios to Average Net Assets
Total expenses	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	3.96%	3.78%	4.55%	4.56%	3.88%

Supplemental Data
Net assets, end of year (000)	$44,202	$92,728	$62,419	$24,756	$34,546

Portfolio turnover rate(d)	34%	15%	40%	32%	47%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Preferred and Income Securities ETF
	Year Ended 03/31/19		Year Ended 03/31/18		Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$37.54		$38.73		$38.93	$40.07	$39.03

Net investment income(a)	2.10		2.14		2.17	2.24	2.35
Net realized and unrealized gain (loss)(b)	(1.02)		(1.22)		(0.18)	(1.13)	1.12

Net increase from investment operations	1.08		0.92		1.99	1.11	3.47

Distributions(c)
From net investment income	(2.15)		(2.11)		(2.19)	(2.25)	(2.43)

Total distributions	(2.15)		(2.11)		(2.19)	(2.25)	(2.43)

Net asset value, end of year	$36.47		$37.54		$38.73	$38.93	$40.07

Total Return
Based on net asset value	3.01%		2.41%		5.26%	2.92%	9.19%

Ratios to Average Net Assets
Total expenses	0.46	%(d)	0.47	%(d)	0.47%	0.47%	0.47%

Net investment income	5.73%		5.55%		5.59%	5.74%	5.94%

Supplemental Data
Net assets, end of year (000)	$14,370,721		$16,622,879		$17,272,398	$14,559,042	$13,078,776

Portfolio turnover rate(e)	28%		22%		23%	15%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
Preferred and Income Securities(a)	Diversified

(a)	Formerly the iShares U.S. Preferred Stock ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

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Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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Notes to Financial Statements  (continued)

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Preferred and Income Securities
Credit Suisse Securities (USA) LLC	$4,326	$4,326		$—	$—
Deutsche Bank Securities Inc.	2,331,679	2,331,679		—	—
Goldman Sachs & Co.	5,717,072	5,717,072		—	—
Jefferies LLC	1,091,602	1,090,512		—	(1,090	)(b)
JPMorgan Securities LLC	16,029,295	16,029,295		—	—
Merrill Lynch, Pierce, Fenner & Smith	5,323,670	5,323,670		—	—
Morgan Stanley & Co. LLC	2,889,624	2,889,624		—	—
National Financial Services LLC	1,462,386	1,462,386		—	—
Nomura Securities International Inc.	28,900	28,900		—	—
SG Americas Securities LLC	177,240	177,240		—	—
UBS AG	46,710	46,710		—	—
UBS Securities LLC	67,702	67,702		—	—
Virtu Americas LLC	19,185	19,185		—	—
Wells Fargo Securities LLC	7,962,922	7,962,922		—	—

	$43,152,313	$43,151,223		$—	$(1,090)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

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Notes to Financial Statements  (continued)

For its investment advisory services to the iShares Preferred and Income Securities ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.4800%
Over $46 billion, up to and including $81 billion	0.4560
Over $81 billion, up to and including $111 billion	0.4332
Over $111 billion, up to and including $141 billion	0.4116
Over $141 billion	0.3910

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International Preferred Stock ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares Preferred and Income Securities ETF (the “Group 1 Fund”), retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, the iShares International Preferred Stock ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Group 1 Fund would have retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees) and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$ 142
Preferred and Income Securities	1,167,323

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Preferred and Income Securities	$—	$1,329,973

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Notes to Financial Statements  (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$21,697,042	$ 22,265,205
Preferred and Income Securities	4,257,887,958	4,374,548,712

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$—	$ 38,297,883
Preferred and Income Securities	1,007,072,655	2,048,842,259

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
International Preferred Stock	$792,719	$ (792,719)
Preferred and Income Securities	(30,151,951)	30,151,951

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18
International Preferred Stock
Ordinary income	$2,866,985	$ 2,932,623

Preferred and Income Securities
Ordinary income	$915,531,642	$977,196,067

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
International Preferred Stock	$140,163	$(14,077,618)	$(6,590,870)	$(20,528,325)
Preferred and Income Securities	25,869,976	(1,319,199,976)	(334,681,747)	(1,628,011,747)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the classification of investments, the timing and recognition of partnership income and dividends deemed recognized for tax purposes.

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Notes to Financial Statements  (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Preferred Stock	$50,338,429	$41,227	$(6,632,643)	$(6,591,416)
Preferred and Income Securities	14,808,542,653	143,871,518	(464,485,726)	(320,614,208)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 03/31/19		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount
International Preferred Stock
Shares sold	—	$—	2,550,000	$46,286,555
Shares redeemed	(2,250,000)	(38,625,233)	(1,100,000)	(19,934,207)

Net increase (decrease)	(2,250,000)	$(38,625,233)	1,450,000	$26,352,348

Preferred and Income Securities
Shares sold	37,950,000	$1,412,076,230	45,500,000	$1,769,017,957
Shares redeemed	(86,650,000)	(3,111,860,115)	(48,750,000)	(1,849,461,630)

Net decrease	(48,700,000)	$(1,699,783,885)	(3,250,000)	$(80,443,673)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
International Preferred Stock	$ 2,932,623
Preferred and Income Securities	977,196,067

Undistributed net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
International Preferred Stock	$ 423,180
Preferred and Income Securities	65,193,716

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares International Preferred Stock ETF and iShares Preferred and Income Securities ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares International Preferred Stock ETF and iShares Preferred and Income Securities ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the five years in the period ended March 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	33

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2019 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Preferred and Income Securities	58.73%

iShares ETF	Qualified Dividend Income
International Preferred Stock	$2,957,944
Preferred and Income Securities	625,009,168

For the fiscal year ended March 31, 2019, the iShares International Preferred Stock ETF earned foreign source income and paid foreign taxes which it intends to pass through to its shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
International Preferred Stock	$3,272,920	$370,675

For the fiscal year ended March 31, 2019, the iShares Preferred and Income Securities ETF hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Preferred and Income Securities	$125,058,237

The iShares Preferred and Income Securities ETF hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended March 31, 2019:

iShares ETF	Federal Obligation Interest
Preferred and Income Securities	$2,803,517

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock(a)	$0.724678	$—	$0.020372	$0.745050	97%	—%	3%	100%
Preferred and Income Securities(a)	1.958924	—	0.189230	2.148154	91	—	9	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares International Preferred Stock ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	9	0.68
Greater than 1.5% and Less than 2.0%	96	7.28
Greater than 1.0% and Less than 1.5%	157	11.90
Greater than 0.5% and Less than 1.0%	149	11.30
Greater than 0.0% and Less than 0.5%	144	10.92
At NAV	5	0.38
Less than 0.0% and Greater than –0.5%	230	17.43
Less than –0.5% and Greater than –1.0%	359	27.21
Less than –1.0% and Greater than –1.5%	126	9.55
Less than –1.5% and Greater than –2.0%	28	2.12
Less than –2.0% and Greater than –2.5%	13	0.99
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	35

Supplemental Information  (unaudited) (continued)

iShares Preferred and Income Securities ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	3	0.23%
Greater than 0.0% and Less than 0.5%	777	58.91
At NAV	40	3.03
Less than 0.0% and Greater than –0.5%	499	37.83

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Preferred and Income Securities ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018 is USD 1.45 million. This figure is comprised of fixed remuneration of USD 625.23 thousand and variable remuneration of USD 821.55 thousand. There were a total of 469 beneficiaries of the remuneration described above.

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited) (continued)

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 200.85 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 26.34 thousand.

S U P P L E M E N T A L I N F O R M A T I O N	37

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) ( 2012- 2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001- 2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	39

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	41

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

Portfolio Abbreviations — Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Core S&P 500 ETF | IVV | NYSE Arca

▶	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca

▶	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca

▶	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

▶	iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ

▶	iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

United States (“U.S.”) stocks rose for the 12 months ended March 31, 2019 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 8.77%. The reporting period was characterized by significant volatility as the stock market reached a record high in September 2018, before falling sharply late in the year. In fact, December 2018 was the worst month for stocks since the Great Depression. However, stocks rebounded in early 2019 with the highest quarterly return since 2009.

The volatility reflected changing perceptions of economic conditions, corporate profits, interest rates, and broader political risks. In terms of the economy, the pace of growth decelerated from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Similarly, a broad range of underlying economic indicators decelerated sharply in late 2018 or early 2019. For example, consumer spending, which accounts for approximately 70% of economic growth, slowed as the year-over-year growth in retail sales peaked at 6.6% in July 2018 and reached a low of 1.6% in December 2018. Nevertheless, the labor market remained healthy; the unemployment rate ended the reporting period at 3.8%, and average hourly earnings increased 3.2%year-over-year through March 2019.

A key factor in slowing economic growth was the decreasing effect of the fiscal stimulus — a combination of tax cuts and a significant increase in government spending. The stimulus initially improved the economy but eventually led to a nearly 20% increase in the federal budget deficit during fiscal year 2018. Other political developments weighing on the economy in late 2018 were the longest government shutdown in U.S. history and a potential trade war with China. To the economy’s benefit, the shutdown ended in January 2019, and the financial press reported expectations that trade tensions with China would ease.

As economic conditions changed, so too did the U.S. Federal Reserve Bank (“Fed”) interest rate policy. The Fed increased interest rates three times during the first three quarters of the reporting period. In early January 2019, the Fed announced that moderating economic conditions would allow a slowing of future rate increases. One reason the Fed could afford to stop raising rates is that inflation declined from a 2.9% annual rate in July 2018 to 1.9% by March 2019. Commodities prices followed the trajectory of stocks as oil prices increased through September 2018, declined precipitously during the fourth quarter of 2018, and then rebounded for the remainder of the reporting period.

Moderating growth and inflation meant declining intermediate- and long-term Treasury yields. Consequently, late in the reporting period, short-term yields briefly exceeded long-term yields for the first time in a decade. This weighed on stocks, as this relationship between yields is often associated with an impending recession.

Slowing economic growth and the fading effect of tax cuts also influenced corporate profits, which increased rapidly beginning in the first quarter of 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings had been revised down by the largest margin in three years. In that environment, growth-oriented stocks outperformed value-oriented stocks across all capitalization ranges, reflecting investor concerns about the health of the economy. Stocks of large companies outperformed those of mid- and small-size companies, which performed particularly poorly in the fourth quarter of 2018.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® Core S&P 500 ETF

Investment Objective

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.46%	10.86%	15.85%	9.46%	67.44%	335.43%
Fund Market	9.42	10.85	15.89	9.42	67.38	336.86
Index	9.50	10.91	15.92	9.50	67.81	338.09

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 982.70	$ 0.20		$ 1,000.00	$ 1,024.70	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Core S&P 500 ETF

Portfolio Management Commentary

Large-capitalization U.S. stocks advanced during the reporting period despite significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Progress on trade talks and expectations for fiscal stimulus in China, a major market for U.S. information technology companies, drove gains late in the reporting period.

The software and services industry led contribution in the information technology sector, benefiting from the continued growth of software as a service. The move toward subscription-based software drove profitability in the industry by providing consistent revenues while reducing training costs. Technology hardware and equipment companies also performed well, as optimism about trade talks between the U.S. and China bolstered the industry.

The healthcare sector was another significant contributor, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. The pharmaceuticals, biotechnology, and life sciences industry was a strong contributor due to brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration. The healthcare equipment and services industry also performed well amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

Modest growth in consumer spending helped the consumer discretionary sector, which contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the retail industry, companies with strong online sales and larger companies with established brands generally posted solid performance, as did some of the smaller, niche retailers with strong demand for their differentiated products.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	21.2%
Health Care	14.6
Financials	12.7
Consumer Discretionary	10.2
Communication Services	10.1
Industrials	9.5
Consumer Staples	7.3
Energy	5.4
Utilities	3.3
Real Estate	3.1
Materials	2.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	3.9%
Apple Inc.	3.6
Amazon. com Inc.	3.1
Facebook Inc., Class A	1.7
Berkshire Hathaway Inc., Class B	1.7
Johnson & Johnson	1.6
Alphabet Inc., Class C	1.5
Alphabet Inc., Class A	1.5
Exxon Mobil Corp.	1.5
JPMorgan Chase & Co.	1.4

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	iShares® Core S&P Mid-Cap ETF

Investment Objective

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.50%	8.21%	16.15%	2.50%	48.34%	346.96%
Fund Market	2.51	8.21	16.18	2.51	48.40	348.05
Index	2.59	8.29	16.28	2.59	48.90	351.88

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 946.80	$ 0.34		$ 1,000.00	$ 1,024.60	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Core S&P Mid-Cap ETF

Portfolio Management Commentary

Mid-capitalization U.S. stocks advanced modestly during the reporting period amid significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although trade tensions, regulatory pressure, and market volatility challenged information technology companies, strong demand and product innovations led to solid returns. The software and services industry benefited from the continued growth of software as a service, as the move toward subscription-based software drove profitability by providing consistent revenues while reducing training costs.

Buoyed by a strong economy and relatively low borrowing costs, the real estate sector was also a solid contributor. The sector benefited from a robust commercial real estate market, with property values rising amid brisk real estate fund inflows and investments.

The healthcare sector was a notable contributor, as an aging population bolstered demand for healthcare goods and services. The healthcare equipment and services industry performed well amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

Utilities stocks, which often hold their value relatively well during market downturns, were meaningful contributors to the Index’s performance. As investor expectations of interest rate increases abated toward the end of the reporting period, utilities stocks posted solid performance.

In contrast, the financials sector was the most significant detractor for the reporting period, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects banks’ profitability because they borrow for shorter durations while lending for longer periods. Banks were the sector’s main detractors. The consumer discretionary industry also detracted from the Index’s return despite modest growth in consumer spending.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	16.0%
Information Technology	16.0
Industrials	15.4
Consumer Discretionary	11.9
Real Estate	10.1
Health Care	9.8
Materials	6.9
Utilities	4.7
Energy	3.8
Consumer Staples	2.8
Communication Services	2.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
IDEX Corp.	0.7%
Zebra Technologies Corp., Class A	0.7
STERIS PLC	0.6
Domino’s Pizza Inc.	0.6
Ultimate Software Group Inc. (The)	0.6
Trimble Inc.	0.6
PTC Inc.	0.6
Camden Property Trust	0.6
UGI Corp.	0.6
Lennox International Inc.	0.6

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2019	iShares® Core S&P Small-Cap ETF

Investment Objective

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.53%	8.43%	16.94%	1.53%	49.86%	378.11%
Fund Market	1.60	8.44	16.99	1.60	49.92	380.13
Index	1.57	8.45	17.00	1.57	50.05	380.58

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 891.70	$ 0.33		$ 1,000.00	$ 1,024.60	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Core S&P Small-Cap ETF

Portfolio Management Commentary

Small-capitalization U.S. stocks advanced modestly during the reporting period amid significant market volatility and slowing economic growth. Buoyed by a strong economy and relatively low borrowing costs, the real estate sector was a key contributor to the Index’s return. The sector benefited from a robust commercial real estate market, with property values rising amid brisk real estate fund inflows and investments. The real estate sector, which relies heavily on borrowing, was also helped toward the end of the reporting period, as the Fed signaled a slower pace of interest rate increases.

The healthcare sector contributed meaningfully to the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. The healthcare equipment and services industry drove the sector’s advance amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

Information technology stocks also bolstered the Index’s return, rebounding strongly following a sharp decline late in 2018. The software and services industry led the sector’s advance, benefiting from the continued growth of software as a service. Additionally, modest growth in consumer spending helped the consumer discretionary sector.

In contrast, volatile oil and gas prices worked against the energy sector, which detracted from the Index’s return. Concerns over slowing global growth and oversupply drove a sharp downturn in oil prices in the fourth quarter of 2018, which negatively impacted the oil and gas exploration and production industry.

The financials sector, particularly banks, also weighed on performance, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects banks’ profitability because they borrow for shorter durations while lending for longer periods.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	18.4%
Financials	17.2
Information Technology	15.0
Consumer Discretionary	13.9
Health Care	11.3
Real Estate	7.7
Energy	4.4
Materials	4.4
Consumer Staples	3.5
Communication Services	2.1
Utilities	2.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
EastGroup Properties Inc.	0.6%
FirstCash Inc.	0.5
Selective Insurance Group Inc.	0.5
Darling Ingredients Inc.	0.5
Merit Medical Systems Inc.	0.5
Glacier Bancorp. Inc.	0.5
Semtech Corp.	0.5
Omnicell Inc.	0.5
Tetra Tech Inc.	0.5
iRobot Corp.	0.4

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF

Investment Objective

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.68%	10.55%	15.86%	8.68%	65.13%	335.94%
Fund Market	8.61	10.54	15.90	8.61	65.07	337.54
Index	8.66	10.57	15.97	8.66	65.27	340.06

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500®. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 976.90	$ 0.15		$ 1,000.00	$ 1,024.80	$ 0.15		0.03%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Core S&P Total U.S. Stock Market ETF

Portfolio Management Commentary

U.S. equities advanced during the reporting period despite significant market volatility and slowing economic growth. The information technology sector contributed the most to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. The software and services industry was a leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software drove profitability in the industry by providing consistent revenues while reducing training costs. Technology hardware and equipment companies also performed well, as optimism about trade talks between the U.S. and China bolstered the industry.

The healthcare sector was another significant contributor, as an aging population bolstered demand for healthcare goods and services. The healthcare equipment and services industry drove the sector’s advance amid continuing innovation in areas such as artificial intelligence, big data, and smart devices. The pharmaceuticals industry also performed well due to brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration.

Modest growth in consumer spending helped the consumer discretionary sector, which contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the retail industry, companies with strong online sales generally posted solid performance, as did some of the smaller, niche retailers with strong demand for their differentiated products.

In contrast, the financials sector, particularly banks, detracted from the Index’s return, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects bank profitability.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	20.9%
Health Care	14.3
Financials	13.2
Consumer Discretionary	10.4
Industrials	10.1
Communication Services	9.3
Consumer Staples	6.5
Energy	5.1
Real Estate	4.1
Utilities	3.2
Materials	2.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	3.2%
Apple Inc.	3.0
Amazon. com Inc.	2.6
Facebook Inc., Class A	1.4
Berkshire Hathaway Inc., Class B	1.4
Johnson & Johnson	1.3
Alphabet Inc., Class C	1.3
Alphabet Inc., Class A	1.3
Exxon Mobil Corp.	1.2
JPMorgan Chase & Co.	1.2

F U N D S U M M A R Y	13

Fund Summary as of March 31, 2019	iShares® Core S&P U.S. Growth ETF

Investment Objective

The iShares Core S&P U.S. Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 900 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.95%	12.67%	17.08%	11.95%	81.57%	383.95%
Fund Market	11.85	12.68	17.13	11.85	81.67	385.98
Index	12.00	12.72	17.24	12.00	81.99	390.69

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Growth Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Growth IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 978.00	$ 0.20		$ 1,000.00	$ 1,024.70	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Core S&P U.S. Growth ETF

Portfolio Management Commentary

Growth-oriented large-and mid-capitalization U.S. stocks performed well during the reporting period despite significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Progress on trade talks and expectations for fiscal stimulus in China, a major market for U.S. information technology companies, drove gains late in the reporting period. The software and services industry was a leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs.

The healthcare sector also contributed meaningfully to the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. Enrollments in Medicare Advantage plans offered by private health insurers were higher than expected, driving an influx of spending to the sector. Healthcare equipment and services industry stocks were strong contributors amid continuing innovation in areas such as artificial intelligence, big data, and smart devices. The pharmaceuticals, biotechnology, and life sciences industry also performed well due to brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration.

Modest growth in consumer spending helped the consumer discretionary sector, which contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the retail industry, companies with strong online sales generally posted solid performance, as did some of the smaller, niche retailers with strong demand for their differentiated products.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	25.4%
Health Care	17.3
Communication Services	13.5
Consumer Discretionary	12.5
Industrials	9.0
Financials	5.5
Consumer Staples	5.2
Real Estate	3.8
Energy	3.6
Materials	2.2
Utilities	2.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	6.8%
Amazon. com Inc.	5.5
Facebook Inc., Class A	3.0
Alphabet Inc., Class C	2.7
Alphabet Inc., Class A	2.6
Visa Inc., Class A	2.0
Verizon Communications Inc.	1.8
Cisco Systems Inc.	1.8
Pfizer Inc.	1.8
Johnson & Johnson	1.6

F U N D S U M M A R Y	15

Fund Summary as of March 31, 2019	iShares® Core S&P U.S. Value ETF

Investment Objective

The iShares Core S&P U.S. Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 900 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.83%	7.83%	14.51%	5.83%	45.81%	287.56%
Fund Market	5.81	7.83	14.55	5.81	45.79	289.07
Index	5.76	7.86	14.65	5.76	45.96	292.55

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Value Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Value IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 984.70	$ 0.20		$ 1,000.00	$ 1,024.70	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Core S&P U.S. Value ETF

Portfolio Management Commentary

Value-oriented large-and mid-capitalization U.S. stocks advanced during the reporting period amid significant market volatility and slowing economic growth. The information technology sector contributed the most to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Technology hardware and equipment companies were the leading contributors, as optimism about trade talks between the U.S. and China bolstered the industry. Semiconductor stocks performed well due to growth in the gaming and automotive markets that offset declining demand for other semiconductor products.

The healthcare sector was a notable contributor, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. The pharmaceuticals industry was a strong contributor due to brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration.

Modest growth in consumer spending helped the consumer discretionary sector. Within the retail industry, larger companies with established brands and companies with strong online sales generally posted solid performance, as did some of the smaller, niche retailers with strong demand for their differentiated products. Consumer staples stocks contributed modestly despite struggles with higher input and transportation costs.

In contrast, the financials sector, particularly banks, detracted from the Index’s return, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects banks’ profitability because they borrow for shorter durations while lending for longer periods. Additionally, volatile oil and gas prices worked against the energy sector, which detracted slightly from the Index’s return.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	21.3%
Information Technology	15.7
Industrials	10.9
Health Care	10.7
Consumer Staples	9.1
Consumer Discretionary	7.7
Energy	7.3
Communication Services	5.2
Utilities	5.0
Materials	3.8
Real Estate	3.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	7.3%
JPMorgan Chase & Co.	2.8
Bank of America Corp.	2.1
UnitedHealth Group Inc.	2.0
Chevron Corp.	2.0
AT&T Inc.	2.0
Berkshire Hathaway Inc., Class B	1.7
Wells Fargo & Co.	1.7
Johnson & Johnson	1.3
Exxon Mobil Corp.	1.3

F U N D S U M M A R Y	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	3,758,699	$1,433,642,973	0.9%
Other securities		2,916,487,711	1.7

		4,350,130,684	2.6

Air Freight & Logistics
Other securities		1,045,334,109	0.6

Airlines
Other securities		681,765,479	0.4

Auto Components
Other securities		204,261,072	0.1

Automobiles
Other securities		634,104,470	0.4

Banks
Bank of America Corp.	64,257,126	1,772,854,106	1.0
Citigroup Inc.	16,821,553	1,046,637,028	0.6
JPMorgan Chase & Co.	23,422,204	2,371,029,711	1.4
Wells Fargo & Co.	29,289,754	1,415,280,913	0.8
Other securities		2,458,867,383	1.5

		9,064,669,141	5.3

Beverages
Coca-Cola Co. (The)	27,525,187	1,289,830,263	0.8
PepsiCo Inc.	10,048,375	1,231,428,356	0.7
Other securities		504,703,314	0.3

		3,025,961,933	1.8

Biotechnology
AbbVie Inc.	10,551,987	850,384,632	0.5
Amgen Inc.	4,451,449	845,686,281	0.5
Other securities		2,293,018,913	1.4

		3,989,089,826	2.4

Building Products
Other securities		487,753,767	0.3

Capital Markets
BlackRock Inc.(a)	872,393	372,834,596	0.2
Other securities		4,059,834,392	2.4

		4,432,668,988	2.6

Chemicals
DowDuPont Inc.	16,129,373	859,856,875	0.5
Other securities		2,467,561,264	1.5

		3,327,418,139	2.0

Commercial Services & Supplies
Other securities		665,089,392	0.4

Communications Equipment
Cisco Systems Inc.	31,489,796	1,700,134,086	1.0
Other securities		415,021,439	0.2

		2,115,155,525	1.2

Construction & Engineering
Other securities		136,345,893	0.1

Construction Materials
Other securities		202,543,619	0.1

Consumer Finance
Other securities		1,129,457,946	0.7

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$526,304,339	0.3%

Distributors
Other securities		179,617,884	0.1

Diversified Consumer Services
Other securities		34,649,822	0.0

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	13,910,330	2,794,446,193	1.7
Other securities		33,924,199	0.0

		2,828,370,392	1.7

Diversified Telecommunication Services
AT&T Inc	52,110,109	1,634,173,018	1.0
Verizon Communications Inc.	29,558,243	1,747,778,909	1.0
Other securities		80,919,455	0.0

		3,462,871,382	2.0

Electric Utilities
Other securities		3,377,176,879	2.0

Electrical Equipment
Other securities		831,839,012	0.5

Electronic Equipment, Instruments & Components
Other securities		782,974,611	0.5

Energy Equipment & Services
Other securities		903,103,081	0.5

Entertainment
Netflix Inc.(b)(c)	3,123,186	1,113,603,200	0.7
Walt Disney Co. (The)	12,490,650	1,386,836,869	0.8
Other securities		614,769,028	0.3

		3,115,209,097	1.8

Equity Real Estate Investment Trusts (REITs)
Other securities		5,115,574,096	3.0

Food & Staples Retailing
Walmart Inc.	10,183,535	993,200,169	0.6
Other securities		1,493,028,651	0.9

		2,486,228,820	1.5

Food Products
Other securities		1,957,979,217	1.2

Gas Utilities
Other securities		85,463,500	0.0

Health Care Equipment & Supplies
Abbott Laboratories	12,563,893	1,004,357,606	0.6
Medtronic PLC	9,593,885	873,811,046	0.5
Other securities		4,062,147,306	2.4

		5,940,315,958	3.5

Health Care Providers & Services
UnitedHealth Group Inc.	6,864,046	1,697,204,014	1.0
Other securities		2,963,850,629	1.7

		4,661,054,643	2.7

Health Care Technology
Other securities		132,320,837	0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	5,474,675	1,039,640,782	0.6

S C H E D U L E O F I N V E S T M E N T S	19

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$2,082,477,453	1.2%

		3,122,118,235	1.8

Household Durables
Other securities		523,221,106	0.3

Household Products
Procter & Gamble Co. (The)	17,895,000	1,861,974,750	1.1
Other securities		999,355,881	0.6

		2,861,330,631	1.7

Independent Power and Renewable Electricity Producers
Other securities		171,890,179	0.1

Industrial Conglomerates
3M Co.	4,118,967	855,838,963	0.5
Honeywell International Inc.	5,215,491	828,845,830	0.5
Other securities		875,943,264	0.5

		2,560,628,057	1.5

Insurance
Other securities		3,981,724,102	2.3

Interactive Media & Services
Alphabet Inc., Class A(b)	2,141,466	2,520,269,921	1.5
Alphabet Inc., Class C, NVS(b)	2,198,815	2,579,891,628	1.5
Facebook Inc., Class A(b)	17,064,860	2,844,541,513	1.7
Other securities		208,464,272	0.1

		8,153,167,334	4.8

Internet & Direct Marketing Retail
Amazon.com Inc.(b)(c)	2,951,598	5,256,058,138	3.1
Other securities		890,061,618	0.5

		6,146,119,756	3.6

IT Services
Accenture PLC, Class A	4,559,970	802,645,919	0.5
International Business Machines Corp.	6,365,638	898,191,522	0.5
Mastercard Inc., Class A	6,457,253	1,520,360,219	0.9
PayPal Holdings Inc.(b)	8,392,515	871,478,758	0.5
Visa Inc., Class A(c)	12,519,847	1,955,474,903	1.2
Other securities		2,619,684,677	1.5

		8,667,835,998	5.1

Leisure Products
Other securities		102,162,465	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.(c)	2,879,818	788,263,783	0.5
Other securities		1,006,007,320	0.6

		1,794,271,103	1.1

Machinery
Other securities		2,660,483,669	1.6

Media
Comcast Corp., Class A	32,308,803	1,291,705,944	0.8
Other securities		1,043,170,384	0.6

		2,334,876,328	1.4

Metals & Mining
Other securities		398,888,414	0.2

Multi-Utilities
Other securities		1,868,662,663	1.1

Multiline Retail
Other securities		872,725,127	0.5

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels
Chevron Corp.	13,592,049	$1,674,268,596	1.0%
Exxon Mobil Corp.	30,309,279	2,448,989,743	1.4
Other securities		4,139,941,657	2.5

		8,263,199,996	4.9

Personal Products
Other securities		295,290,241	0.2

Pharmaceuticals
Eli Lilly & Co.	6,180,250	801,949,240	0.5
Johnson & Johnson	19,050,705	2,663,098,052	1.6
Merck & Co. Inc.	18,464,675	1,535,707,020	0.9
Pfizer Inc.	39,714,693	1,686,683,012	1.0
Other securities		1,404,750,907	0.8

		8,092,188,231	4.8

Professional Services
Other securities		515,954,008	0.3

Real Estate Management & Development
Other securities		109,479,827	0.1

Road & Rail
Union Pacific Corp.	5,171,073	864,603,406	0.5
Other securities		918,945,781	0.6

		1,783,549,187	1.1

Semiconductors & Semiconductor Equipment
Broadcom Inc.	2,833,517	852,066,897	0.5
Intel Corp.	32,169,173	1,727,484,590	1.0
Other securities		4,000,595,175	2.4

		6,580,146,662	3.9

Software
Adobe Inc.(b)(c)	3,488,930	929,764,956	0.5
Microsoft Corp.	54,882,961	6,472,896,420	3.8
Oracle Corp.	18,228,013	979,026,578	0.6
salesforce.com Inc.(b)(c)	5,472,414	866,666,205	0.5
Other securities		1,602,940,490	1.0

		10,851,294,649	6.4

Specialty Retail
Home Depot Inc. (The)	8,080,052	1,550,481,178	0.9
Other securities		2,464,464,583	1.5

		4,014,945,761	2.4

Technology Hardware, Storage & Peripherals
Apple Inc.	32,044,086	6,086,774,136	3.6
Other securities		722,549,409	0.4

		6,809,323,545	4.0

Textiles, Apparel & Luxury Goods
Other securities		1,291,476,076	0.8

Tobacco
Philip Morris International Inc.	11,120,235	982,917,572	0.6
Other securities		770,061,928	0.4

		1,752,979,500	1.0

Trading Companies & Distributors
Other securities		290,376,462	0.2

Water Utilities
Other securities		135,456,260	0.1

Total Common Stocks (Cost: $151,208,308,303)		168,918,569,125	99.8

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(a)(d)(e)	812,588,318	$812,913,353	0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(d)	256,687,240	256,687,240	0.1

		1,069,600,593	0.6

Total Short-Term Investments (Cost: $1,069,291,746)		1,069,600,593	0.6

Total Investments In Securities (Cost: $152,277,600,049)		169,988,169,718	100.4

Other Assets, Less Liabilities		(641,003,454)	(0.4)

Net Assets		$169,347,166,264	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	655,929,215	156,659,103	(b)	—	812,588,318	$812,913,353	$6,534,890	(c)	$41,062	$317,289
BlackRock Cash Funds: Treasury, SL Agency Shares	65,293,632	191,393,608	(b)	—	256,687,240	256,687,240	5,112,047		—	—
BlackRock Inc.	770,500	292,282		(190,389)	872,393	372,834,596	10,295,558		21,987,595	(112,926,550)
PNC Financial Services Group Inc. (The)(d)	2,936,572	1,100,042		(796,033)	3,240,581	N/A	11,165,494		30,583,112	(121,271,068)

						$1,442,435,189	$33,107,989		$52,611,769	$(233,880,329)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	3,005	06/21/19	$426,379	$1,932,619

S C H E D U L E O F I N V E S T M E N T S	21

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P 500 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$1,932,619

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$24,067,837

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$12,743,639

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$243,420,838

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$168,918,569,125	$—	$—	$168,918,569,125
Money Market Funds	1,069,600,593	—	—	1,069,600,593

	$169,988,169,718	$—	$—	$169,988,169,718

Derivative financial instruments(a)
Assets
Futures Contracts	$1,932,619	$—	$—	$1,932,619

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Teledyne Technologies Inc.(a)	1,041,754	$246,906,115	0.5%
Other securities		139,642,134	0.3

		386,548,249	0.8

Air Freight & Logistics
Other securities		169,037,235	0.3

Airlines
Other securities		144,419,700	0.3

Auto Components
Other securities		485,799,795	1.0

Automobiles
Other securities		94,111,652	0.2

Banks
East West Bancorp. Inc.	4,178,818	200,457,900	0.4
Signature Bank/New York NY	1,584,520	202,929,476	0.4
Other securities		3,040,612,339	6.3

		3,443,999,715	7.1

Beverages
Other securities		73,926,242	0.2

Biotechnology
Exelixis Inc.(a)(b)	8,651,793	205,912,674	0.4
Other securities		221,814,885	0.5

		427,727,559	0.9

Building Products
Lennox International Inc.	1,032,663	273,036,097	0.6
Other securities		172,697,187	0.3

		445,733,284	0.9

Capital Markets
FactSet Research Systems Inc.	1,094,588	271,753,363	0.6
MarketAxess Holdings Inc.(b)	1,084,456	266,862,932	0.6
Other securities		923,722,646	1.8

		1,462,338,941	3.0

Chemicals
RPM International Inc.	3,786,723	219,781,403	0.5
Other securities		1,133,949,486	2.3

		1,353,730,889	2.8

Commercial Services & Supplies
Other securities		717,271,495	1.5

Communications Equipment
Other securities		716,512,147	1.5

Construction & Engineering
Other securities		595,353,995	1.2

Construction Materials
Other securities		111,614,549	0.2

Consumer Finance
Other securities		280,095,424	0.6

Containers & Packaging
Other securities		697,257,767	1.4

Distributors
Other securities		187,251,343	0.4

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Service Corp. International/U.S.	5,214,249	$209,352,097	0.4%
Other securities		221,600,233	0.5

		430,952,330	0.9

Electric Utilities
OGE Energy Corp.	5,746,896	247,806,156	0.5
Other securities		502,902,364	1.1

		750,708,520	1.6

Electrical Equipment
Other securities		630,300,304	1.3

Electronic Equipment, Instruments & Components
Cognex Corp.(b)	4,915,084	249,981,172	0.5
Trimble Inc.(a)(b)	7,238,683	292,442,793	0.6
Zebra Technologies Corp., Class A(a)	1,550,667	324,911,256	0.7
Other securities		1,160,003,398	2.4

		2,027,338,619	4.2

Energy Equipment & Services
Other securities		565,209,052	1.2

Entertainment
Live Nation Entertainment Inc.(a)(b)	3,979,387	252,850,250	0.5
Other securities		231,883,529	0.5

		484,733,779	1.0

Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	2,781,036	282,275,154	0.6
Kilroy Realty Corp.	2,904,296	220,610,324	0.5
Liberty Property Trust	4,264,716	206,497,549	0.4
Medical Properties Trust Inc.	10,983,966	203,313,211	0.4
National Retail Properties Inc.	4,650,493	257,590,807	0.5
Omega Healthcare Investors Inc.	5,874,660	224,118,279	0.5
Other securities		3,244,843,403	6.7

		4,639,248,727	9.6

Food & Staples Retailing
Other securities		212,745,723	0.4

Food Products
Post Holdings Inc.(a)(b)	1,916,593	209,675,274	0.4
Other securities		641,039,077	1.4

		850,714,351	1.8

Gas Utilities
UGI Corp.	5,003,185	277,276,513	0.6
Other securities		659,296,892	1.3

		936,573,405	1.9

Health Care Equipment & Supplies
Hill-Rom Holdings Inc.	1,921,501	203,410,096	0.4
STERIS PLC(a)	2,438,468	312,197,058	0.7
West Pharmaceutical Services Inc.	2,134,144	235,182,669	0.5
Other securities		1,057,594,322	2.2

		1,808,384,145	3.8

Health Care Providers & Services
Molina Healthcare Inc.(a)(b)	1,797,012	255,103,824	0.5
Other securities		884,614,093	1.9

		1,139,717,917	2.4

Health Care Technology
Other securities		178,269,282	0.4

Hotels, Restaurants & Leisure
Domino’s Pizza Inc.	1,181,192	304,865,655	0.6

S C H E D U L E O F I N V E S T M E N T S	23

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$1,675,775,294	3.5%

		1,980,640,949	4.1

Household Durables
NVR Inc.(a)(b)	97,842	270,728,814	0.6
Other securities		447,577,382	0.9

		718,306,196	1.5

Household Products
Other securities		82,403,327	0.2

Industrial Conglomerates
Carlisle Companies Inc.	1,651,033	202,449,666	0.4

Insurance
Alleghany Corp.(a)	416,258	254,916,399	0.5
Brown & Brown Inc.	6,690,984	197,450,938	0.4
Reinsurance Group of America Inc.	1,789,850	254,122,903	0.5
WR Berkley Corp.	2,750,117	232,989,912	0.5
Other securities		1,282,957,111	2.7

		2,222,437,263	4.6

Interactive Media & Services
Other securities		116,068,031	0.2

IT Services
Leidos Holdings Inc.	4,205,994	269,562,155	0.5
WEX Inc.(a)(b)	1,240,041	238,075,472	0.5
Other securities		817,617,561	1.7

		1,325,255,188	2.7

Leisure Products
Other securities		265,349,826	0.5

Life Sciences Tools & Services
Bio-Techne Corp.(b)	1,088,578	216,137,162	0.4
Charles River Laboratories International Inc.(a)(b)	1,390,085	201,909,846	0.4
Other securities		455,624,559	1.0

		873,671,567	1.8

Machinery
Graco Inc.	4,755,391	235,486,962	0.5
IDEX Corp.	2,181,748	331,058,442	0.7
Toro Co. (The)	3,052,397	210,127,009	0.4
Other securities		1,631,070,271	3.4

		2,407,742,684	5.0

Marine
Other securities		116,480,137	0.2

Media
Other securities		556,831,758	1.2

Metals & Mining
Steel Dynamics Inc.	6,603,701	232,912,534	0.5
Other securities		751,435,836	1.5

		984,348,370	2.0

Multi-Utilities
Other securities		363,394,588	0.8

Multiline Retail
Other securities		165,188,100	0.3

Oil, Gas & Consumable Fuels
Other securities		1,282,949,424	2.7

Security	Shares	Value	% of Net Assets

Paper & Forest Products
Other securities		$185,331,668	0.4%

Personal Products
Other securities		144,851,245	0.3

Pharmaceuticals
Other securities		267,267,497	0.6

Professional Services
Other securities		372,433,075	0.8

Real Estate Management & Development
Jones Lang LaSalle Inc.	1,315,138	202,767,977	0.4
Other securities		37,508,439	0.1

		240,276,416	0.5

Road & Rail
Old Dominion Freight Line Inc.(b)	1,868,131	269,739,435	0.6
Other securities		586,550,249	1.2

		856,289,684	1.8

Semiconductors & Semiconductor Equipment
Teradyne Inc.	5,004,750	199,389,240	0.4
Other securities		1,297,329,408	2.7

		1,496,718,648	3.1

Software
CDK Global Inc.	3,586,727	210,971,282	0.4
Fair Isaac Corp.(a)(b)	836,250	227,150,588	0.5
PTC Inc.(a)(b)	3,072,535	283,226,276	0.6
Tyler Technologies Inc.(a)(b)	1,101,530	225,152,732	0.5
Ultimate Software Group Inc. (The)(a)	911,837	301,024,749	0.6
Other securities		776,543,744	1.6

		2,024,069,371	4.2

Specialty Retail
Five Below Inc.(a)(b)	1,606,212	199,571,841	0.4
Other securities		815,832,687	1.7

		1,015,404,528	2.1

Technology Hardware, Storage & Peripherals
Other securities		93,642,196	0.2

Textiles, Apparel & Luxury Goods
Other securities		384,348,742	0.8

Thrifts & Mortgage Finance
Other securities		298,019,759	0.6

Trading Companies & Distributors
Other securities		364,145,878	0.8

Water Utilities
Other securities		187,075,672	0.4

Wireless Telecommunication Services
Other securities		83,055,846	0.2

Total Common Stocks (Cost: $44,423,486,841)		48,124,073,434	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	2,341,241,894	2,342,178,391	4.9

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	64,832,167	$64,832,167	0.1%

		2,407,010,558	5.0

Total Short-Term Investments (Cost: $2,406,260,711)		2,407,010,558	5.0

Total Investments In Securities (Cost: $46,829,747,552)		50,531,083,992	104.8

Other Assets, Less Liabilities		(2,324,754,836)	(4.8)

Net Assets		$48,206,329,156	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,442,061,800	(100,819,906)	2,341,241,894	$2,342,178,391	$11,086,216	(b)	$79,578		$847,052
BlackRock Cash Funds: Treasury, SL Agency Shares	55,072,486	9,759,681	64,832,167	64,832,167	1,429,824		—		—

				$2,407,010,558	$12,516,040		$79,578		$847,052

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	376	06/21/19	$71,478	$275,984

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$275,984

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	25

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Mid-Cap ETF

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(3,872,780)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,523,876

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$73,008,264

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$48,124,073,434	$—	$—	$48,124,073,434
Money Market Funds	2,407,010,558	—	—	2,407,010,558

	$50,531,083,992	$—	$—	$50,531,083,992

Derivative financial instruments(a)
Assets
Futures Contracts	$275,984	$—	$—	$275,984

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
AAR Corp.(a)	1,914,267	$62,232,820
Aerojet Rocketdyne Holdings Inc.(a)(b)(c)	4,244,899	150,821,261
Aerovironment Inc.(a)(b)(c)	1,252,728	85,699,123
Axon Enterprise Inc.(a)(b)(c)	3,463,431	188,445,281
Cubic Corp.(a)(c)	1,683,550	94,682,852
Mercury Systems Inc.(a)(b)(c)	2,852,786	182,806,527
Moog Inc., Class A(a)	1,904,772	165,619,925
National Presto Industries Inc.	294,044	31,918,471
Triumph Group Inc.(a)(c)	2,930,053	55,846,810

		1,018,073,070

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings Inc.(a)(b)(c)	1,525,233	77,115,781
Echo Global Logistics Inc.(a)(b)(c)	1,643,696	40,730,787
Forward Air Corp.(a)	1,688,881	109,321,267
Hub Group Inc., Class A(a)(b)(c)	2,011,037	82,150,861

		309,318,696

Airlines — 0.8%
Allegiant Travel Co.	760,944	98,519,420
Hawaiian Holdings Inc.(a)	2,850,707	74,831,059
SkyWest Inc.(a)	3,031,680	164,589,907

		337,940,386

Auto Components — 2.0%
American Axle & Manufacturing Holdings Inc.(a)(b)(c)	6,573,256	94,063,293
Cooper Tire & Rubber Co.(a)	2,946,781	88,079,284
Cooper-Standard Holdings Inc.(a)(b)(c)	956,283	44,907,050
Dorman Products Inc.(a)(b)(c)	1,704,693	150,166,406
Fox Factory Holding Corp.(a)(b)(c)	2,231,467	155,957,229
Garrett Motion Inc.(a)(b)(c)	4,370,103	64,371,617
Gentherm Inc.(a)(b)(c)	1,981,642	73,043,324
LCI Industries(a)	1,465,571	112,585,164
Motorcar Parts of America Inc.(a)(b)(c)	1,103,093	20,815,365
Standard Motor Products Inc.(a)	1,189,878	58,423,010
Superior Industries International Inc.(a)	1,440,981	6,859,070

		869,270,812

Automobiles — 0.1%
Winnebago Industries Inc.(a)	1,728,903	53,855,328

Banks — 8.5%
Ameris Bancorp	2,355,847	80,923,345
Banc of California Inc.(a)	2,553,293	35,337,575
Banner Corp.(a)	1,837,612	99,543,442
Berkshire Hills Bancorp. Inc.(a)	2,383,343	64,922,263
Boston Private Financial Holdings Inc.(a)	4,638,890	50,842,234
Brookline Bancorp. Inc.(a)	4,623,982	66,585,341
Central Pacific Financial Corp.	1,307,788	37,716,606
City Holding Co.(a)	976,770	74,420,106
Columbia Banking System Inc.(a)	4,273,611	139,704,344
Community Bank System Inc.(a)	2,995,039	179,013,481
Customers Bancorp. Inc.(a)(b)(c)	1,692,180	30,983,816
CVB Financial Corp.	5,995,703	126,209,548
Eagle Bancorp. Inc.(a)(b)(c)	1,872,922	94,020,684
Fidelity Southern Corp.	1,323,108	36,239,928
First BanCorp./Puerto Rico(a)	12,648,717	144,954,297
First Commonwealth Financial Corp.(a)	5,624,417	70,867,654
First Financial Bancorp.(a)	5,726,539	137,780,528
First Midwest Bancorp. Inc.(a)	6,232,024	127,507,211
Franklin Financial Network Inc.(c)	727,331	21,099,872
Glacier Bancorp. Inc.(a)	4,963,233	198,876,746

Security	Shares	Value

Banks (continued)
Great Western Bancorp. Inc.(a)	3,317,678	$104,805,448
Hanmi Financial Corp.(a)	1,801,829	38,324,903
Heritage Financial Corp./WA(a)	1,952,141	58,837,530
Hope Bancorp Inc.(a)	7,066,232	92,426,315
Independent Bank Corp./Rockland MA(a)	2,014,877	163,225,186
LegacyTexas Financial Group Inc.(a)	2,663,344	99,582,432
National Bank Holdings Corp., Class A	1,519,957	50,553,770
NBT Bancorp. Inc.(a)	2,537,250	91,366,373
OFG Bancorp	2,557,137	50,605,741
Old National Bancorp./IN(a)	8,842,121	145,010,784
Opus Bank	1,299,960	25,739,208
Pacific Premier Bancorp. Inc.(c)	2,639,091	70,015,084
Preferred Bank/Los Angeles CA(a)	834,497	37,527,330
S&T Bancorp. Inc.(a)	2,025,289	80,059,674
Seacoast Banking Corp. of Florida(a)(b)(c)	3,035,732	79,991,538
ServisFirst Bancshares Inc.(a)	2,709,294	91,465,765
Simmons First National Corp., Class A(a)	5,396,518	132,106,761
Southside Bancshares Inc.(a)	1,865,503	61,990,665
Tompkins Financial Corp.	731,129	55,616,983
Triumph Bancorp. Inc.(a)(b)(c)	1,442,609	42,398,279
United Community Banks Inc./GA(a)	4,184,363	104,316,170
Veritex Holdings Inc.	2,647,990	64,134,318
Westamerica Bancorp.(a)	1,570,474	97,055,293

		3,654,704,571

Beverages — 0.3%
Coca-Cola Consolidated Inc.(c)	272,179	78,341,282
MGP Ingredients Inc.(c)	755,280	58,269,852

		136,611,134

Biotechnology — 2.3%
Acorda Therapeutics Inc.(b)(c)	2,318,746	30,816,135
AMAG Pharmaceuticals Inc.(b)(c)	1,638,403	21,102,631
Anika Therapeutics Inc.(a)(b)(c)	853,030	25,795,627
Cytokinetics Inc.(a)(b)(c)	3,283,523	26,563,701
Eagle Pharmaceuticals Inc./DE(b)(c)	610,283	30,813,189
Emergent BioSolutions Inc.(a)(b)(c)	2,644,283	133,589,177
Enanta Pharmaceuticals Inc.(b)(c)	928,915	88,729,961
Momenta Pharmaceuticals Inc.(a)(b)(c)	5,815,027	84,492,342
Myriad Genetics Inc.(a)(b)(c)	4,308,785	143,051,662
Progenics Pharmaceuticals Inc.(a)(b)(c)	4,964,966	23,037,442
REGENXBIO Inc.(b)(c)	1,799,252	103,115,132
Repligen Corp.(a)(b)(c)	2,304,636	136,157,895
Spectrum Pharmaceuticals Inc.(a)(b)(c)	6,214,948	66,437,794
Vanda Pharmaceuticals Inc.(a)(b)(c)	3,087,475	56,809,540

		970,512,228

Building Products — 1.8%
AAON Inc.(c)	2,393,943	110,552,288
American Woodmark Corp.(a)(b)(c)	887,753	73,355,030
Apogee Enterprises Inc.(a)	1,610,095	60,362,462
Gibraltar Industries Inc.(a)(b)(c)	1,889,453	76,730,686
Griffon Corp.	2,030,059	37,515,490
Insteel Industries Inc.(a)(c)	1,098,828	22,987,482
Patrick Industries Inc.(a)(b)(c)	1,336,501	60,570,225
PGT Innovations Inc.(a)(b)(c)	3,459,442	47,913,272
Quanex Building Products Corp.(a)	1,971,958	31,334,413
Simpson Manufacturing Co. Inc.(a)	2,368,267	140,367,185
Universal Forest Products Inc.(a)	3,590,565	107,321,988

		769,010,521

Capital Markets — 1.0%
Blucora Inc.(a)(b)(c)	2,830,780	94,491,436

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Donnelley Financial Solutions Inc.(a)(b)(c)	2,051,142	$30,520,993
Greenhill & Co. Inc.	1,032,900	22,217,679
INTL. FCStone Inc.(b)(c)	952,198	36,907,195
Piper Jaffray Companies(a)	862,568	62,820,827
Virtus Investment Partners Inc.(a)	414,082	40,393,699
Waddell & Reed Financial Inc., Class A(a)	4,521,471	78,176,234
WisdomTree Investments Inc.	6,924,580	48,887,535

		414,415,598

Chemicals — 2.8%
A Schulman Inc.(a)(b)(d)	1,640,554	710,360
AdvanSix Inc.(a)(b)(c)	1,711,725	48,903,983
American Vanguard Corp.(a)	1,564,900	26,947,578
Balchem Corp.(a)(c)	1,894,877	175,844,586
Ferro Corp.(a)(b)(c)	4,874,513	92,274,531
FutureFuel Corp.	1,557,375	20,868,825
Hawkins Inc.(a)	582,628	21,458,189
HB Fuller Co.(a)	2,984,732	145,177,365
Innophos Holdings Inc.(a)	1,175,223	35,421,221
Innospec Inc.(a)	1,439,896	120,015,332
Koppers Holdings Inc.(a)(b)(c)	1,229,944	31,953,945
Kraton Corp.(a)(b)(c)	1,880,939	60,528,617
Livent Corp.(a)(b)	8,562,883	105,152,203
LSB Industries Inc.(b)(c)	1,300,615	8,115,838
Quaker Chemical Corp.(a)(c)	782,979	156,854,183
Rayonier Advanced Materials Inc.(a)	2,912,324	39,491,113
Stepan Co.(a)	1,198,162	104,863,138
Tredegar Corp.	1,492,755	24,093,066

		1,218,674,073

Commercial Services & Supplies — 2.5%
ABM Industries Inc.(a)	3,888,258	141,338,179
Brady Corp., Class A, NVS	2,884,708	133,879,298
Interface Inc.(a)	3,486,976	53,420,472
LSC Communications Inc.(a)	1,956,566	12,776,376
Matthews International Corp., Class A(a)	1,885,803	69,680,421
Mobile Mini Inc.(a)	2,628,741	89,219,470
Multi-Color Corp.(c)	832,473	41,532,078
RR Donnelley & Sons Co.(a)	4,211,698	19,879,215
Team Inc.(a)(b)(c)	1,788,331	31,295,793
Tetra Tech Inc.(a)	3,242,322	193,209,968
U.S. Ecology Inc.(a)	1,301,957	72,883,553
UniFirst Corp./MA(a)(c)	906,308	139,118,278
Viad Corp.(a)(c)	1,198,553	67,466,548

		1,065,699,649

Communications Equipment — 1.4%
ADTRAN Inc.(a)	2,795,605	38,299,788
Applied Optoelectronics Inc.(a)(b)(c)	1,108,416	13,522,675
CalAmp Corp.(a)(b)(c)	2,024,765	25,471,544
Comtech Telecommunications Corp.(a)	1,421,481	33,006,789
Digi International Inc.(a)(b)(c)	1,661,555	21,051,902
Extreme Networks Inc.(b)(c)	5,564,881	41,680,959
Finisar Corp.(a)(b)	6,927,409	160,508,066
Harmonic Inc.(a)(b)(c)	5,207,831	28,226,444
NETGEAR Inc.(a)(b)	1,860,690	61,626,053
Viavi Solutions Inc.(a)(b)(c)	13,386,787	165,728,423

		589,122,643

Construction & Engineering — 0.6%
Aegion Corp.(a)(b)(c)	1,881,177	33,052,280
Arcosa Inc.(a)	2,861,211	87,409,996
Comfort Systems USA Inc.(a)	2,162,834	113,310,873

Security	Shares	Value

Construction & Engineering (continued)
MYR Group Inc.(a)(b)(c)	971,567	$33,645,365
Orion Group Holdings Inc.(a)(b)(c)	1,699,194	4,961,647

		272,380,161

Construction Materials — 0.1%
U.S. Concrete Inc.(a)(b)(c)	927,550	38,419,121

Consumer Finance — 1.0%
Encore Capital Group Inc.(b)(c)	1,529,425	41,646,243
Enova International Inc.(a)(b)(c)	1,976,105	45,094,716
EZCORP Inc., Class A, NVS(b)(c)	3,081,680	28,721,258
FirstCash Inc.(a)	2,558,402	221,301,773
PRA Group Inc.(a)(b)(c)	2,667,792	71,523,504
World Acceptance Corp.(b)(c)	386,303	45,247,670

		453,535,164

Containers & Packaging — 0.1%
Myers Industries Inc.(a)	2,081,868	35,620,761

Distributors — 0.2%
Core-Mark Holding Co. Inc.(a)	2,690,529	99,899,342

Diversified Consumer Services — 0.7%
American Public Education Inc.(a)(b)(c)	983,353	29,618,592
Career Education Corp.(a)(b)(c)	4,132,109	68,262,441
Regis Corp.(b)	1,805,072	35,505,766
Strategic Education Inc.(a)(c)	1,276,705	167,644,134

		301,030,933

Diversified Telecommunication Services — 1.2%
ATN International Inc.	650,165	36,662,802
Cincinnati Bell Inc.(a)(b)(c)	2,916,723	27,825,537
Cogent Communications Holdings Inc.(a)	2,448,315	132,821,089
Consolidated Communications Holdings Inc.(a)	4,176,899	45,569,968
Frontier Communications Corp.(a)(b)(c)	6,362,914	12,662,199
Iridium Communications Inc.(a)(b)(c)	5,731,343	151,536,709
Vonage Holdings Corp.(b)(c)	11,369,227	114,147,039

		521,225,343

Electric Utilities — 0.3%
El Paso Electric Co.(a)	2,391,038	140,640,855

Electrical Equipment — 0.4%
AZZ Inc.(a)	1,529,962	62,621,345
Encore Wire Corp.(a)	1,229,481	70,350,903
Powell Industries Inc.	514,661	13,664,248
Vicor Corp.(b)(c)	969,659	30,078,822

		176,715,318

Electronic Equipment, Instruments & Components — 4.3%
Anixter International Inc.(a)(b)(c)	1,693,852	95,042,036
Arlo Technologies Inc.(a)(b)	4,422,858	18,266,403
Badger Meter Inc.(a)	1,716,460	95,503,834
Bel Fuse Inc., Class B, NVS	591,501	14,953,145
Benchmark Electronics Inc.(a)	2,406,340	63,166,425
Control4 Corp.(a)(b)(c)	1,597,167	27,040,037
CTS Corp.(a)(c)	1,938,245	56,926,256
Daktronics Inc.(a)	2,334,199	17,389,783
ePlus Inc.(a)(b)(c)	806,383	71,397,151
Fabrinet(a)(b)	2,174,717	113,868,182
FARO Technologies Inc.(a)(b)(c)	1,021,513	44,854,636
II-VI Inc.(a)(b)(c)	3,502,290	130,425,280
Insight Enterprises Inc.(a)(b)(c)	2,082,459	114,660,193
Itron Inc.(b)(c)	1,976,677	92,211,982
KEMET Corp.(a)(c)	3,388,120	57,496,396

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Knowles Corp.(a)(b)(c)	5,308,433	$93,587,674
Methode Electronics Inc.(a)	2,178,518	62,697,748
MTS Systems Corp.(a)	1,056,584	57,541,565
OSI Systems Inc.(a)(b)(c)	994,937	87,156,481
Park Electrochemical Corp.(a)	1,166,690	18,317,033
Plexus Corp.(a)(b)(c)	1,813,109	110,508,994
Rogers Corp.(a)(b)(c)	1,083,345	172,121,853
Sanmina Corp.(a)(b)	4,022,875	116,059,944
ScanSource Inc.(a)(b)(c)	1,526,596	54,682,669
TTM Technologies Inc.(a)(b)(c)	5,501,352	64,530,859

		1,850,406,559

Energy Equipment & Services — 2.4%
Archrock Inc.(a)	7,715,299	75,455,624
C&J Energy Services Inc.(a)(b)(c)	3,621,036	56,198,479
CARBO Ceramics Inc.(b)(c)	1,395,116	4,882,906
Diamond Offshore Drilling Inc.(b)(c)	3,818,904	40,060,303
Dril-Quip Inc.(a)(b)(c)	2,147,990	98,485,342
Era Group Inc.(a)(b)(c)	1,199,689	13,844,411
Exterran Corp.(a)(b)(c)	1,884,120	31,747,422
Geospace Technologies Corp.(a)(b)(c)	799,510	10,345,659
Gulf Island Fabrication Inc.(a)(b)	847,397	7,770,630
Helix Energy Solutions Group Inc.(a)(b)(c)	8,202,634	64,882,835
KLX Energy Services Holdings Inc.(a)(b)(c)	1,340,972	33,712,036
Matrix Service Co.(a)(b)(c)	1,570,863	30,757,498
Nabors Industries Ltd.(a)	19,174,190	65,959,214
Newpark Resources Inc.(a)(b)(c)	5,294,598	48,498,518
Noble Corp. PLC(a)(b)(c)	14,729,530	42,273,751
Oil States International Inc.(a)(b)(c)	3,572,480	60,589,261
Pioneer Energy Services Corp.(a)(b)(c)	4,894,119	8,662,591
ProPetro Holding Corp.(b)(c)	4,365,671	98,402,224
SEACOR Holdings Inc.(a)(b)(c)	1,028,482	43,484,219
Superior Energy Services Inc.(a)(b)(c)	9,157,338	42,764,768
TETRA Technologies Inc.(a)(b)(c)	7,509,872	17,573,100
U.S. Silica Holdings Inc.(a)(c)	4,330,161	75,171,595
Unit Corp.(a)(b)(c)	3,231,316	46,013,940

		1,017,536,326

Entertainment — 0.1%
Marcus Corp. (The)(a)	1,280,942	51,301,727

Equity Real Estate Investment Trusts (REITs) — 7.2%
Acadia Realty Trust(a)	4,786,002	130,514,275
Agree Realty Corp.(a)	2,206,277	152,983,247
American Assets Trust Inc.	2,220,674	101,840,110
Armada Hoffler Properties Inc.(a)	2,997,034	46,723,760
CareTrust REIT Inc.(a)	5,243,092	123,002,938
CBL & Associates Properties Inc.(a)	10,024,942	15,538,660
Cedar Realty Trust Inc.(a)	5,075,763	17,257,594
Chatham Lodging Trust(a)	2,770,859	53,311,327
Chesapeake Lodging Trust(a)	3,593,442	99,933,622
Community Healthcare Trust Inc.(a)	1,044,335	37,481,183
DiamondRock Hospitality Co.(a)	11,818,765	127,997,225
Easterly Government Properties Inc.(a)	3,596,681	64,776,225
EastGroup Properties Inc.(a)	2,145,440	239,516,922
Four Corners Property Trust Inc.(a)	4,019,823	118,986,761
Franklin Street Properties Corp.(a)	6,291,381	45,235,029
Getty Realty Corp.	2,012,694	64,466,589
Global Net Lease Inc.(a)	4,916,496	92,921,774
Hersha Hospitality Trust(a)	2,120,244	36,340,982
Independence Realty Trust Inc.(a)	5,304,769	57,238,458
Innovative Industrial Properties Inc.(a)(c)	581,332	47,489,011

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
iStar Inc.(a)	4,078,737	$34,342,966
Kite Realty Group Trust(a)	4,959,310	79,299,367
Lexington Realty Trust(a)	12,269,302	111,159,876
LTC Properties Inc.(a)	2,329,634	106,697,237
National Storage Affiliates Trust(a)	3,335,752	95,102,290
NorthStar Realty Europe Corp.(a)	2,925,339	50,783,885
Office Properties Income Trust(a)(c)	2,823,853	78,051,297
Pennsylvania REIT(a)	3,799,421	23,898,358
PS Business Parks Inc.	1,177,500	184,667,325
Retail Opportunity Investments Corp.(a)	6,687,878	115,967,805
RPT Realty(a)	4,763,152	57,205,456
Saul Centers Inc.	677,607	34,808,672
Summit Hotel Properties Inc.(a)	6,213,208	70,892,703
Universal Health Realty Income Trust(a)	747,885	56,622,373
Urstadt Biddle Properties Inc., Class A(a)	1,751,450	36,149,928
Washington Prime Group Inc.(a)(c)	11,051,212	62,439,348
Washington REIT	2,385,143	67,690,358
Whitestone REIT(a)	2,391,250	28,742,825
Xenia Hotels & Resorts Inc.(a)	6,607,784	144,776,547

		3,112,854,308

Food & Staples Retailing — 0.4%
Andersons Inc. (The)	1,553,940	50,083,486
Chefs’ Warehouse Inc. (The)(b)(c)	1,351,087	41,951,252
SpartanNash Co.(a)	2,150,407	34,126,959
United Natural Foods Inc.(a)(b)(c)	3,013,433	39,837,584

		165,999,281

Food Products — 1.5%
B&G Foods Inc.(a)(c)	3,883,542	94,836,096
Calavo Growers Inc.(a)(c)	926,517	77,688,450
Cal-Maine Foods Inc.(c)	1,791,467	79,953,172
Darling Ingredients Inc.(a)(b)	9,669,723	209,349,503
Dean Foods Co.(a)	5,370,564	16,272,809
J&J Snack Foods Corp.	882,008	140,098,151
John B Sanfilippo & Son Inc.(a)	524,653	37,706,811
Seneca Foods Corp., Class A(a)(b)(c)	402,106	9,891,808

		665,796,800

Gas Utilities — 0.7%
Northwest Natural Holding Co.(a)(c)	1,695,035	111,245,147
South Jersey Industries Inc.(a)	5,420,882	173,847,686

		285,092,833

Health Care Equipment & Supplies — 3.1%
AngioDynamics Inc.(a)(b)(c)	2,178,468	49,799,779
Cardiovascular Systems Inc.(b)(c)	2,062,279	79,727,706
CONMED Corp.(a)	1,519,620	126,401,992
CryoLife Inc.(a)(b)	2,015,424	58,789,918
Cutera Inc.(a)(b)(c)	832,429	14,700,696
Heska Corp.(a)(b)(c)	408,387	34,761,901
Integer Holdings Corp.(a)(b)(c)	1,765,980	133,190,212
Invacare Corp.(a)(c)	1,947,025	16,296,599
Lantheus Holdings Inc.(a)(b)(c)	2,289,101	56,037,193
LeMaitre Vascular Inc.	951,361	29,492,191
Meridian Bioscience Inc.(a)	2,531,980	44,588,168
Merit Medical Systems Inc.(a)(b)(c)	3,224,223	199,353,708
Natus Medical Inc.(a)(b)(c)	2,005,564	50,901,214
Neogen Corp.(a)(b)(c)	3,066,698	175,997,798
OraSure Technologies Inc.(a)(b)(c)	3,612,974	40,284,660
Orthofix Medical Inc.(a)(b)(c)	1,131,101	63,805,407
Surmodics Inc.(a)(b)(c)	802,142	34,877,134
Tactile Systems Technology Inc.(a)(b)(c)	1,000,339	52,737,872

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varex Imaging Corp.(a)(b)(c)	2,258,416	$76,515,134

		1,338,259,282

Health Care Providers & Services — 2.5%
Addus HomeCare Corp.(b)(c)	602,022	38,282,579
AMN Healthcare Services Inc.(a)(b)(c)	2,749,490	129,473,484
BioTelemetry Inc.(a)(b)(c)	1,976,323	123,757,346
Community Health Systems Inc.(a)(b)(c)	6,905,540	25,757,664
CorVel Corp.(b)(c)	540,218	35,243,822
Cross Country Healthcare Inc.(a)(b)(c)	2,200,640	15,470,499
Diplomat Pharmacy Inc.(b)(c)	3,378,767	19,630,636
Ensign Group Inc. (The)(a)	2,907,280	148,823,663
LHC Group Inc.(a)(b)(c)	1,714,868	190,110,267
Magellan Health Inc.(a)(b)	1,353,461	89,220,149
Owens & Minor Inc.(a)(c)	3,749,629	15,373,479
Providence Service Corp. (The)(a)(b)(c)	658,294	43,855,546
Select Medical Holdings Corp.(b)(c)	6,403,094	90,219,595
Tivity Health Inc.(a)(b)(c)	2,771,477	48,667,136
U.S. Physical Therapy Inc.(a)(c)	751,320	78,911,140

		1,092,797,005

Health Care Technology — 1.2%
Computer Programs & Systems Inc.	699,694	20,773,915
HealthStream Inc.(b)	1,507,019	42,286,953
HMS Holdings Corp.(a)(b)(c)	5,024,478	148,774,793
NextGen Healthcare Inc.(b)(c)	2,850,943	47,981,371
Omnicell Inc.(a)(b)(c)	2,395,651	193,664,427
Tabula Rasa HealthCare Inc.(b)(c)	1,037,333	58,526,328

		512,007,787

Hotels, Restaurants & Leisure — 1.8%
Belmond Ltd., Class A(a)(b)(c)	5,262,568	131,195,820
BJ’s Restaurants Inc.(c)	1,029,642	48,681,474
Chuy’s Holdings Inc.(a)(b)(c)	1,022,019	23,271,373
Dave & Buster’s Entertainment Inc.(a)	2,267,774	113,093,889
Dine Brands Global Inc.(a)	1,028,540	93,895,417
El Pollo Loco Holdings Inc.(b)(c)	1,353,356	17,607,162
Fiesta Restaurant Group Inc.(a)(b)(c)	1,411,637	18,506,561
Monarch Casino & Resort Inc.(b)(c)	694,534	30,503,933
Red Robin Gourmet Burgers Inc.(a)(b)(c)	774,662	22,318,012
Ruth’s Hospitality Group Inc.(a)	1,680,385	43,001,052
Shake Shack Inc., Class A(a)(b)(c)	1,525,372	90,225,754
Wingstop Inc.(a)(c)	1,721,716	130,902,067

		763,202,514

Household Durables — 2.1%
Cavco Industries Inc.(a)(b)(c)	501,616	58,954,928
Ethan Allen Interiors Inc.(a)	1,483,298	28,375,491
Installed Building Products Inc.(b)(c)	1,234,734	59,884,599
iRobot Corp.(a)(b)(c)	1,634,782	192,397,494
La-Z-Boy Inc.(a)	2,761,369	91,097,563
LGI Homes Inc.(b)(c)	1,098,233	66,157,556
M/I Homes Inc.(a)(b)(c)	1,639,229	43,636,276
MDC Holdings Inc	2,903,605	84,378,761
Meritage Homes Corp.(a)(b)(c)	2,102,515	94,003,446
TopBuild Corp.(a)(b)(c)	2,048,188	132,763,546
Universal Electronics Inc.(a)(b)(c)	810,782	30,120,551
William Lyon Homes, Class A(a)(b)(c)	1,917,238	29,467,948

		911,238,159

Household Products — 0.5%
Central Garden & Pet Co.(a)(b)(c)	627,304	16,033,890
Central Garden & Pet Co., Class A, NVS(b)(c)	2,427,636	56,442,537

Security	Shares	Value

Household Products (continued)
WD-40 Co.(a)	811,267	$137,461,081

		209,937,508

Industrial Conglomerates — 0.2%
Raven Industries Inc.(a)	2,116,468	81,208,877

Insurance — 3.4%
Ambac Financial Group Inc.(b)(c)	2,178,362	39,471,919
American Equity Investment Life Holding Co.(a)	5,271,459	142,434,822
AMERISAFE Inc.(a)	982,142	58,339,235
eHealth Inc.(b)(c)	1,088,541	67,859,646
Employers Holdings Inc.(a)	1,802,562	72,300,762
HCI Group Inc.	398,968	17,047,903
Horace Mann Educators Corp.(a)	2,378,545	83,748,569
James River Group Holdings Ltd.(a)	1,741,375	69,794,310
Navigators Group Inc. (The)(c)	1,368,252	95,599,767
ProAssurance Corp.(a)	3,145,913	108,880,049
RLI Corp.(a)	2,303,781	165,296,287
Safety Insurance Group Inc.(a)	851,752	74,221,669
Selective Insurance Group Inc.(a)	3,380,963	213,947,339
Stewart Information Services Corp.(a)	1,390,623	59,365,696
Third Point Reinsurance Ltd.(b)	4,403,623	45,709,607
United Fire Group Inc.(a)	1,269,314	55,481,715
United Insurance Holdings Corp.	1,300,439	20,676,980
Universal Insurance Holdings Inc.(a)	1,903,567	59,010,577

		1,449,186,852

Interactive Media & Services — 0.1%
Care.com Inc.(b)	1,560,226	30,830,066
QuinStreet Inc.(b)(c)	2,316,341	31,015,806

		61,845,872

Internet & Direct Marketing Retail — 0.6%
Liquidity Services Inc.(b)(c)	1,650,364	12,724,306
PetMed Express Inc.(a)	1,243,352	28,323,559
Shutterfly Inc.(a)(b)(c)	2,000,567	81,303,043
Shutterstock Inc.(c)	1,105,677	51,557,718
Stamps.com Inc.(b)(c)	865,917	70,494,303

		244,402,929

IT Services — 2.1%
Cardtronics PLC, Class A(b)(c)	2,200,558	78,295,854
CSG Systems International Inc.(a)	1,953,735	82,642,990
EVERTEC Inc.	3,553,149	98,813,074
ExlService Holdings Inc.(a)(b)(c)	2,013,751	120,865,335
ManTech International Corp./VA, Class A(a)	1,573,917	85,022,996
NIC Inc.(a)	3,938,086	67,301,890
Perficient Inc.(a)(b)(c)	1,965,964	53,847,754
Sykes Enterprises Inc.(a)(b)(c)	2,355,271	66,607,064
Travelport Worldwide Ltd.(a)	7,698,288	121,094,070
TTEC Holdings Inc.	813,271	29,464,808
Unisys Corp.(a)(b)(c)	3,042,680	35,508,076
Virtusa Corp.(a)(b)(c)	1,628,643	87,050,968

		926,514,879

Leisure Products — 0.4%
Callaway Golf Co.(a)(c)	5,258,427	83,766,742
Nautilus Inc.(a)(b)(c)	1,837,869	10,218,552
Sturm Ruger & Co. Inc.(a)	1,037,829	55,025,694
Vista Outdoor Inc.(a)(b)(c)	3,371,775	27,007,918

		176,018,906

Life Sciences Tools & Services — 0.8%
Cambrex Corp.(a)(b)(c)	1,971,187	76,580,615
Luminex Corp.(a)	2,466,780	56,760,608

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Medpace Holdings Inc.(b)(c)	1,527,828	$90,096,017
NeoGenomics Inc.(a)(b)(c)	5,586,936	114,308,711

		337,745,951

Machinery — 5.6%
Actuant Corp., Class A(a)(c)	3,596,948	87,657,623
Alamo Group Inc.	571,780	57,143,693
Albany International Corp., Class A(a)	1,709,969	122,416,681
Astec Industries Inc.(a)	1,337,083	50,488,254
Barnes Group Inc.(a)	2,772,446	142,531,449
Briggs & Stratton Corp.(a)	2,530,365	29,934,218
Chart Industries Inc.(a)(b)(c)	1,861,603	168,512,304
CIRCOR International Inc.(a)(b)(c)	1,177,515	38,386,989
EnPro Industries Inc.(a)	1,218,956	78,561,714
ESCO Technologies Inc.(a)	1,531,933	102,685,469
Federal Signal Corp.(a)	3,559,549	92,512,678
Franklin Electric Co. Inc.	2,252,870	115,099,128
Greenbrier Companies Inc. (The)(a)	1,909,968	61,558,269
Harsco Corp.(a)(b)	4,703,956	94,831,753
Hillenbrand Inc.(a)	3,669,989	152,414,643
John Bean Technologies Corp.(a)(c)	1,851,955	170,176,145
Lindsay Corp.(a)	640,916	62,034,260
Lydall Inc.(a)(b)(c)	1,045,183	24,519,993
Mueller Industries Inc.(a)	3,339,223	104,651,249
Proto Labs Inc.(a)(b)(c)	1,585,211	166,669,085
SPX Corp.(a)(b)	2,550,811	88,742,715
SPX FLOW Inc.(a)(b)	2,504,518	79,894,124
Standex International Corp.(a)	746,052	54,760,217
Tennant Co.(a)	1,067,349	66,271,699
Titan International Inc.	2,955,754	17,645,851
Wabash National Corp.(a)(c)	3,255,971	44,118,407
Watts Water Technologies Inc., Class A(a)	1,620,770	130,990,631

		2,405,209,241

Marine — 0.2%
Matson Inc.(a)	2,534,532	91,471,260

Media — 0.6%
EW Scripps Co. (The), Class A, NVS	3,340,439	70,149,219
Gannett Co. Inc.(a)	6,722,107	70,851,008
New Media Investment Group Inc.(a)	3,250,260	34,127,730
Scholastic Corp., NVS	1,633,176	64,935,077
TechTarget Inc.(b)(c)	1,314,029	21,379,252

		261,442,286

Metals & Mining — 0.7%
AK Steel Holding Corp.(a)(b)(c)	18,733,268	51,516,487
Century Aluminum Co.(b)(c)	2,897,444	25,729,303
Haynes International Inc.(a)	756,227	24,826,932
Kaiser Aluminum Corp.	801,689	83,960,889
Materion Corp.(a)	1,200,257	68,486,664
Olympic Steel Inc.(c)	528,678	8,390,120
SunCoke Energy Inc.(a)(b)	3,789,175	32,170,096
TimkenSteel Corp.(a)(b)	2,358,810	25,616,677

		320,697,168

Mortgage Real Estate Investment — 1.5%
Apollo Commercial Real Estate Finance Inc.	6,624,375	120,563,625
ARMOUR Residential REIT Inc.(a)	3,480,492	67,974,009
Capstead Mortgage Corp.(a)	5,023,824	43,154,648
Granite Point Mortgage Trust Inc.(a)	3,038,176	56,418,928
Invesco Mortgage Capital Inc.(a)	7,490,251	118,345,966
New York Mortgage Trust Inc.(a)	11,007,584	67,036,186

Security	Shares	Value

Mortgage Real Estate Investment (continued)
PennyMac Mortgage Investment Trust(a)	3,996,423	$82,765,920
Redwood Trust Inc.(a)	5,717,544	92,338,336

		648,597,618

Multi-Utilities — 0.4%
Avista Corp.(a)	3,865,041	156,997,965

Multiline Retail — 0.3%
Big Lots Inc.(c)	2,369,752	90,097,971
JC Penney Co. Inc.(b)(c)	15,078,487	22,466,946

		112,564,917

Oil, Gas & Consumable Fuels — 2.0%
Bonanza Creek Energy Inc.(a)(b)	1,123,250	25,486,543
Carrizo Oil & Gas Inc.(a)(b)(c)	4,997,725	62,321,631
CONSOL Energy Inc.(a)(b)(c)	1,625,231	55,615,405
Denbury Resources Inc.(a)(b)	27,040,078	55,432,160
Green Plains Inc.(a)	2,262,572	37,739,701
Gulfport Energy Corp.(a)(b)(c)	8,736,204	70,064,356
HighPoint Resources Corp.(b)(c)	6,490,389	14,343,760
Laredo Petroleum Inc.(b)(c)	9,129,357	28,209,713
Par Pacific Holdings Inc.(b)(c)	1,779,489	31,692,699
PDC Energy Inc.(a)(b)(c)	3,886,855	158,117,261
Penn Virginia Corp.(a)(b)(c)	802,633	35,396,115
Renewable Energy Group Inc.(a)(b)(c)	2,199,672	48,304,797
REX American Resources Corp.(a)(b)(c)	332,985	26,841,921
Ring Energy Inc.(a)(b)(c)	3,573,727	20,977,777
SRC Energy Inc.(a)(b)(c)	14,349,533	73,469,609
Whiting Petroleum Corp.(a)(b)(c)	5,352,619	139,917,461

		883,930,909

Paper & Forest Products — 0.7%
Boise Cascade Co.(a)	2,280,795	61,034,074
Clearwater Paper Corp.(a)(b)(c)	988,068	19,247,565
Mercer International Inc.	2,555,877	34,529,898
Neenah Inc.(a)	994,994	64,037,814
PH Glatfelter Co.(a)	2,619,715	36,990,376
Schweitzer-Mauduit International Inc.(a)	1,825,243	70,673,409

		286,513,136

Personal Products — 0.6%
Avon Products Inc.(a)(b)	26,080,303	76,676,091
Inter Parfums Inc.	1,024,408	77,721,835
Medifast Inc.(a)	702,414	89,592,906

		243,990,832

Pharmaceuticals — 1.4%
Akorn Inc.(b)(c)	5,659,986	19,923,151
Amphastar Pharmaceuticals Inc.(b)(c)	2,048,169	41,844,093
ANI Pharmaceuticals Inc.(b)(c)	486,510	34,318,415
Assertio Therapeutics Inc.(a)(b)(c)	3,866,966	19,605,518
Corcept Therapeutics Inc.(a)(b)(c)	6,146,083	72,155,014
Endo International PLC(a)(b)(c)	11,747,637	94,333,525
Innoviva Inc.(b)	4,025,081	56,471,886
Lannett Co. Inc.(a)(b)(c)	2,007,285	15,797,333
Medicines Co. (The)(a)(b)(c)	3,874,518	108,292,778
Phibro Animal Health Corp., Class A(a)	1,211,456	39,978,048
Supernus Pharmaceuticals Inc.(a)(b)(c)	3,080,113	107,927,160

		610,646,921

Professional Services — 1.9%
Exponent Inc.(a)	3,023,835	174,535,756
Forrester Research Inc.	598,500	28,937,475
FTI Consulting Inc.(a)(b)(c)	2,223,310	170,794,674
Heidrick & Struggles International Inc.(a)	1,124,037	43,084,338

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Kelly Services Inc., Class A, NVS	1,837,634	$40,538,206
Korn Ferry(a)(c)	3,326,181	148,946,385
Navigant Consulting Inc.(a)	2,411,725	46,956,286
Resources Connection Inc.(a)	1,747,097	28,896,984
TrueBlue Inc.(a)(b)(c)	2,377,985	56,215,566
WageWorks Inc.(a)(b)(c)	2,334,450	88,148,832

		827,054,502

Real Estate Management & Development — 0.5%
HFF Inc., Class A(a)	2,303,419	109,988,257
Marcus & Millichap Inc.(b)(c)	1,275,266	51,941,584
RE/MAX Holdings Inc., Class A(a)	1,059,239	40,823,071

		202,752,912

Road & Rail — 0.5%
ArcBest Corp.(a)(c)	1,499,701	46,175,794
Heartland Express Inc.(c)	2,819,564	54,361,194
Marten Transport Ltd.(c)	2,309,710	41,182,129
Saia Inc.(a)(b)(c)	1,515,807	92,615,808

		234,334,925

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Energy Industries Inc.(a)(b)(c)	2,246,791	111,620,577
Axcelis Technologies Inc.(a)(b)(c)	1,932,693	38,885,783
Brooks Automation Inc.(a)	4,181,160	122,633,423
Cabot Microelectronics Corp.(a)	1,700,033	190,335,695
CEVA Inc.(a)(b)(c)	1,312,889	35,395,487
Cohu Inc.(a)	2,432,253	35,875,732
Diodes Inc.(b)(c)	2,405,080	83,456,276
DSP Group Inc.(a)(b)(c)	1,142,869	16,080,167
FormFactor Inc.(a)(b)(c)	4,366,333	70,254,298
Ichor Holdings Ltd.(a)(b)(c)	1,318,481	29,771,301
Kopin Corp.(b)(c)	3,913,217	5,243,711
Kulicke & Soffa Industries Inc.(a)	3,891,953	86,051,081
MaxLinear Inc.(a)(b)(c)	3,743,403	95,569,079
Nanometrics Inc.(a)(b)(c)	1,434,780	44,306,006
PDF Solutions Inc.(a)(b)(c)	1,661,242	20,516,339
Photronics Inc.(a)(b)(c)	3,962,969	37,450,057
Power Integrations Inc.(a)	1,695,239	118,565,016
Rambus Inc.(a)(b)(c)	6,395,357	66,831,481
Rudolph Technologies Inc.(a)(b)(c)	1,825,898	41,630,474
Semtech Corp.(a)(b)	3,865,023	196,768,321
SMART Global Holdings Inc.(b)(c)	763,333	14,655,993
SolarEdge Technologies Inc.(a)(b)(c)	2,612,221	98,428,487
Ultra Clean Holdings Inc.(a)(b)(c)	2,283,428	23,633,480
Veeco Instruments Inc.(a)(b)(c)	2,850,463	30,899,019
Xperi Corp.(a)	2,852,807	66,755,684

		1,681,612,967

Software — 2.7%
8x8 Inc.(a)(b)	5,653,207	114,194,781
Agilysys Inc.(b)(c)	1,041,424	22,046,946
Alarm.com Holdings Inc.(b)(c)	2,076,038	134,734,866
Bottomline Technologies de Inc.(a)(b)(c)	2,197,242	110,059,852
Ebix Inc.(c)	1,295,658	63,966,636
LivePerson Inc.(a)(b)(c)	3,479,004	100,960,696
MicroStrategy Inc., Class A(a)(b)(c)	488,588	70,478,819
Monotype Imaging Holdings Inc.(a)	2,430,438	48,341,412
OneSpan Inc.(b)(c)	1,853,882	35,631,612
Progress Software Corp.(a)	2,648,408	117,509,863
Qualys Inc.(a)(b)(c)	1,987,818	164,472,061
SPS Commerce Inc.(a)(b)(c)	1,043,391	110,662,050

Security	Shares	Value

Software (continued)
TiVo Corp.	5,949,792	$55,452,061

		1,148,511,655

Specialty Retail — 4.0%
Abercrombie & Fitch Co., Class A(a)	3,886,445	106,527,457
Asbury Automotive Group Inc.(a)(b)(c)	1,155,056	80,114,684
Ascena Retail Group Inc.(a)(b)(c)	10,470,262	11,307,883
Barnes & Noble Education Inc.(b)(c)	2,150,739	9,033,104
Barnes & Noble Inc.	3,402,924	18,477,877
Buckle Inc. (The)	1,702,725	31,875,012
Caleres Inc.(a)	2,533,223	62,545,276
Cato Corp. (The), Class A(a)	1,332,264	19,957,315
Chico’s FAS Inc.(a)	6,841,640	29,213,803
Children’s Place Inc. (The)(a)	956,111	93,010,478
Conn’s Inc.(b)(c)	1,446,060	33,056,932
Designer Brand Inc.(a)	4,027,109	89,482,362
Express Inc.(a)(b)(c)	4,083,738	17,478,399
GameStop Corp., Class A(a)	6,006,462	61,025,654
Genesco Inc.(a)(b)(c)	1,183,621	53,913,937
Group 1 Automotive Inc.(a)	1,026,577	66,419,532
Guess? Inc.	3,361,803	65,891,339
Haverty Furniture Companies Inc.	1,122,130	24,552,204
Hibbett Sports Inc.(a)(b)(c)	1,097,693	25,038,377
Kirkland’s Inc.(a)(b)(c)	965,562	6,787,901
Lithia Motors Inc., Class A(a)	1,311,453	121,637,266
Lumber Liquidators Holdings Inc.(a)(b)(c)	1,680,775	16,975,827
MarineMax Inc.(a)(b)(c)	1,337,184	25,620,445
Monro Inc.(a)(c)	1,943,979	168,193,063
Office Depot Inc.(a)	31,810,278	115,471,309
Rent-A-Center Inc./TX(b)	2,659,465	55,503,035
RH(a)(b)(c)	1,097,068	112,943,151
Shoe Carnival Inc.	603,686	20,543,435
Sleep Number Corp.(a)(b)(c)	1,800,768	84,636,096
Sonic Automotive Inc., Class A	1,426,895	21,132,315
Tailored Brands Inc.(a)	2,938,110	23,034,782
Tile Shop Holdings Inc.	2,398,007	13,572,720
Vitamin Shoppe Inc.(b)(c)	965,139	6,794,579
Zumiez Inc.(b)(c)	1,135,133	28,253,460

		1,720,021,009

Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.(a)(b)(c)	6,741,430	72,537,787
Cray Inc.(a)(b)(c)	2,409,285	62,761,874
Diebold Nixdorf Inc.(a)	4,518,377	50,018,433
Electronics For Imaging Inc.(a)(b)(c)	2,511,530	67,560,157

		252,878,251

Textiles, Apparel & Luxury Goods — 1.7%
Crocs Inc.(a)(b)(c)	3,944,087	101,560,240
Fossil Group Inc.(a)(b)(c)	2,676,763	36,725,188
G-III Apparel Group Ltd.(a)(b)(c)	2,476,996	98,980,760
Movado Group Inc.(a)	968,646	35,239,341
Oxford Industries Inc.(a)	1,004,610	75,606,949
Steven Madden Ltd.(a)	4,589,514	155,309,154
Unifi Inc.(b)(c)	879,479	17,017,919
Vera Bradley Inc.(b)(c)	1,262,657	16,730,205
Wolverine World Wide Inc.(a)	5,374,357	192,025,776

		729,195,532

Thrifts & Mortgage Finance — 1.8%
Axos Financial Inc.(a)(b)(c)	3,169,095	91,776,991
Dime Community Bancshares Inc.(a)	1,796,840	33,654,813
Flagstar Bancorp. Inc.(c)	1,710,702	56,316,310

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
HomeStreet Inc.(a)(b)(c)	1,573,294	$41,456,297
Meta Financial Group Inc.	1,650,274	32,477,392
NMI Holdings Inc., Class A(a)(b)(c)	3,895,851	100,785,665
Northfield Bancorp. Inc.(a)	2,826,206	39,284,264
Northwest Bancshares Inc.(a)	6,038,465	102,472,751
Oritani Financial Corp.(a)	2,262,600	37,627,038
Provident Financial Services Inc.(a)	3,603,006	93,281,825
TrustCo Bank Corp. NY(a)	5,658,749	43,911,892
Walker & Dunlop Inc.(a)	1,648,294	83,914,648

		756,959,886

Tobacco — 0.2%
Universal Corp./VA(a)	1,478,021	85,178,350

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.(a)	2,285,610	135,925,227
DXP Enterprises Inc./TX(a)(b)(c)	953,211	37,098,972
Kaman Corp.(a)	1,648,908	96,362,184
Veritiv Corp.(b)(c)	763,484	20,094,899

		289,481,282

Water Utilities — 0.7%
American States Water Co.(a)	2,158,705	153,915,667
California Water Service Group(a)	2,832,500	153,748,100

		307,663,767

Wireless Telecommunication Services — 0.0%
Spok Holdings Inc.(a)	1,064,446	14,497,754

Total Common Stocks — 99.8% (Cost: $40,402,931,830)		42,972,235,107

Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(a)(e)(f)	2,417,983,929	$2,418,951,123
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(e)	62,172,654	62,172,654

		2,481,123,777

Total Short-Term Investments — 5.7% (Cost: $2,480,220,281)		2,481,123,777

Total Investments in Securities — 105.5% (Cost: $42,883,152,111)		45,453,358,884

Other Assets, Less Liabilities — (5.5)%		(2,389,275,901)

Net Assets — 100.0%		$43,064,082,983

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
3D Systems Corp.	—	7,724,740	(983,310)	6,741,430	$72,537,787	$—	$(788,513)	$(10,012,680)
8x8 Inc.	4,437,773	1,962,326	(746,892)	5,653,207	114,194,781	—	3,323,262	3,755,393
A Schulman Inc.	1,437,580	1,900,847	(1,697,873)	1,640,554	710,360	—	—	—
AAR Corp.	1,572,796	644,020	(302,549)	1,914,267	62,232,820	528,633	1,659,629	(23,985,546)
ABAXIS Inc.	1,098,939	182,997	(1,281,936)	—	—	210,611	37,377,977	(23,150,241)
Abercrombie & Fitch Co., Class A	3,296,605	1,352,565	(762,725)	3,886,445	106,527,457	2,995,919	640,204	11,099,234
ABM Industries Inc.	3,178,539	1,299,267	(589,548)	3,888,258	141,338,179	2,475,746	(1,112,354)	13,399,721
Acadia Realty Trust	4,068,445	1,640,124	(922,567)	4,786,002	130,514,275	5,023,702	(3,132,512)	14,611,685
ACETO Corp.	1,525,458	596,501	(2,121,959)	—	—	34,421	(26,061,014)	17,385,435
Acorda Therapeutics Inc.	2,278,434	1,303,115	(1,262,803)	2,318,746	N/A	—	(14,376,504)	7,730,430
Actuant Corp., Class A	2,904,881	1,206,888	(514,821)	3,596,948	87,657,623	135,243	(93,960)	2,737,875
ADTRAN Inc.	2,331,246	976,228	(511,869)	2,795,605	38,299,788	950,151	(1,779,871)	(3,208,490)
Advanced Energy Industries Inc.	1,914,370	764,838	(432,417)	2,246,791	111,620,577	—	(1,393,872)	(29,600,480)
AdvanSix Inc.	1,484,673	584,005	(356,953)	1,711,725	48,903,983	—	(194,692)	(11,330,436)
Aegion Corp.	1,596,803	595,290	(310,916)	1,881,177	33,052,280	—	(589,049)	(9,908,589)
Aerojet Rocketdyne Holdings Inc.	3,649,761	1,550,161	(955,023)	4,244,899	150,821,261	—	9,745,286	19,967,237
Aerovironment Inc.	1,029,300	430,168	(206,740)	1,252,728	85,699,123	—	4,867,475	17,804,380
Agree Realty Corp.	1,510,181	1,004,798	(308,702)	2,206,277	152,983,247	4,144,369	4,076,502	35,661,558
AK Steel Holding Corp.	15,235,563	14,623,733	(11,126,028)	18,733,268	51,516,487	—	(24,387,980)	(9,452,522)
Albany International Corp., Class A	1,406,598	568,714	(265,343)	1,709,969	122,416,681	1,129,309	4,863,583	8,985,696
Amedisys Inc.	1,377,136	535,088	(1,912,224)	—	—	—	123,814,533	(22,895,285)
American Axle & Manufacturing Holdings Inc.	4,826,957	2,700,221	(953,922)	6,573,256	94,063,293	—	(1,092,296)	(7,839,203)

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
American Equity Investment Life Holding Co.	2,858,035	2,795,251		(381,827)		5,271,459	$142,434,822	$1,425,284		$2,843,805	$ (29,946,752)
American Public Education Inc.	792,011	322,208		(130,866)		983,353	29,618,592	—		470,382	(12,127,818)
American States Water Co.	1,786,431	719,581		(347,307)		2,158,705	153,915,667	2,166,052		7,030,072	29,844,056
American Vanguard Corp.	1,300,914	537,109		(273,123)		1,564,900	26,947,578	120,545		31,912	(4,779,167)
American Woodmark Corp.	690,682	366,043		(168,972)		887,753	73,355,030	—		(558,679)	(11,127,853)
AMERISAFE Inc.	928,914	53,228		—		982,142	58,339,235	4,201,115		—	3,768,864
AMN Healthcare Services Inc.	2,308,397	929,124		(488,031)		2,749,490	129,473,484	—		6,569,880	(34,681,491)
Andersons Inc. (The)(b)	1,292,081	506,222		(244,363)		1,553,940	N/A	997,332		(636,290)	4,280,359
AngioDynamics Inc.	1,821,093	718,855		(361,480)		2,178,468	49,799,779	—		731,068	9,894,544
Anika Therapeutics Inc.	715,650	296,847		(159,467)		853,030	25,795,627	—		(1,519,978)	(13,858,937)
Anixter International Inc.	1,404,041	567,540		(277,729)		1,693,852	95,042,036	—		(2,464,817)	(27,981,271)
Apogee Enterprises Inc.	1,378,984	567,074		(335,963)		1,610,095	60,362,462	1,004,234		(1,763,208)	(7,806,507)
Apollo Commercial Real Estate Finance Inc.(b)	5,350,480	2,335,643		(1,061,748)		6,624,375	N/A	11,558,127		(40,778)	3,126,230
Applied Industrial Technologies Inc.	1,866,229	773,242		(353,861)		2,285,610	135,925,227	2,574,137		4,084,747	(33,209,044)
Applied Optoelectronics Inc.	949,031	958,788		(799,403)		1,108,416	13,522,675	—		(17,426,390)	3,350,232
ArcBest Corp.	1,251,537	497,913		(249,749)		1,499,701	46,175,794	452,288		1,353,597	(5,934,523)
Archrock Inc.	3,404,083	5,283,486		(972,270)		7,715,299	75,455,624	3,655,535		(1,104,590)	(1,387,793)
Arcosa Inc.	—	3,122,746		(261,535)		2,861,211	87,409,996	138,020		17,528	5,408,373
Arlo Technologies Inc.	—	4,774,294		(351,436)		4,422,858	18,266,403	—		(2,888,022)	(21,473,426)
Armada Hoffler Properties Inc.	2,229,367	1,146,255		(378,588)		2,997,034	46,723,760	2,207,212		182,622	4,535,202
ARMOUR Residential REIT Inc.	2,030,572	1,721,748		(271,828)		3,480,492	67,974,009	5,400,929		(494,208)	(9,315,121)
Asbury Automotive Group Inc.	901,776	447,481		(194,201)		1,155,056	80,114,684	—		798,607	25,962
Ascena Retail Group Inc.	8,474,364	3,749,229		(1,753,331)		10,470,262	11,307,883	—		(2,027,882)	(9,632,451)
ASGN Inc	2,380,175	3,077,264		(5,457,439)		—	—	—		47,171,548	(92,714,200)
Assertio Therapeutics Inc.(c)	3,077,404	5,500,841		(4,711,279)		3,866,966	19,605,518	—		(13,766,474)	7,693,780
Astec Industries Inc.	930,709	627,265		(220,891)		1,337,083	50,488,254	504,211		(2,240,810)	(19,927,675)
Atlas Air Worldwide Holdings Inc.	1,239,361	504,672		(218,800)		1,525,233	77,115,781	—		104,003	(15,906,150)
Avista Corp.	3,186,303	1,315,179		(636,441)		3,865,041	156,997,965	5,478,386		4,926,621	(44,921,572)
Avon Products Inc.	21,349,737	9,402,731		(4,672,165)		26,080,303	76,676,091	—		(1,668,922)	7,440,573
Axcelis Technologies Inc.	1,553,377	666,332		(287,016)		1,932,693	38,885,783	—		(1,693,077)	(5,720,918)
Axon Enterprise Inc.	2,566,381	1,350,207		(453,157)		3,463,431	188,445,281	—		7,769,192	27,331,119
Axos Financial Inc.(d)	2,674,416	4,118,608		(3,623,929)		3,169,095	91,776,991	—		955,574	(37,036,290)
AZZ Inc.	1,272,242	524,677		(266,957)		1,529,962	62,621,345	958,944		(1,898,773)	(3,573,223)
B&G Foods Inc.	2,749,865	2,076,432		(942,755)		3,883,542	94,836,096	7,025,231		(8,928,494)	6,023,875
Badger Meter Inc.	1,423,697	557,403		(264,640)		1,716,460	95,503,834	938,149		3,334,287	10,379,867
Balchem Corp.	1,545,140	643,129		(293,392)		1,894,877	175,844,586	852,676		6,277,755	10,425,325
Banc of California Inc.	2,078,551	828,060		(353,318)		2,553,293	35,337,575	1,257,081		(242,942)	(13,176,499)
Banner Corp.	1,587,926	323,299		(73,613)		1,837,612	99,543,442	3,339,548		35,088	(3,624,609)
Barnes Group Inc.	2,378,991	954,802		(561,347)		2,772,446	142,531,449	1,697,879		6,947,607	(29,970,527)
Belmond Ltd., Class A	4,115,833	1,990,820		(844,085)		5,262,568	131,195,820	—		4,593,127	62,610,763
Benchmark Electronics Inc.	2,346,474	928,627		(868,761)		2,406,340	63,166,425	1,490,705		(2,639,288)	(6,434,047)
Berkshire Hills Bancorp. Inc.	—	2,668,055		(284,712)		2,383,343	64,922,263	1,483,823		(943,389)	(34,558,133)
Big 5 Sporting Goods Corp.	979,461	472,964		(1,452,425)		—	—	325,493		(6,537,923)	3,104,530
BioTelemetry Inc.	1,493,486	745,662		(262,825)		1,976,323	123,757,346	—		6,009,688	45,310,550
BlackRock Cash Funds: Institutional, SL Agency Shares	3,270,786,552	—		(852,802,623	)(e)	2,417,983,929	2,418,951,123	23,740,728	(f)	125,555	1,101,021
BlackRock Cash Funds: Treasury, SL Agency Shares	45,183,092	16,989,562	(e)	—		62,172,654	62,172,654	1,468,857		—	—
Blucora Inc.	2,279,648	928,909		(377,777)		2,830,780	94,491,436	—		3,505,879	16,535,684
Boise Cascade Co.	1,882,005	770,587		(371,797)		2,280,795	61,034,074	2,867,318		(843,205)	(26,757,169)
Bonanza Creek Energy Inc.	—	1,325,339		(202,089)		1,123,250	25,486,543	—		(1,110,725)	(14,796,222)
Boston Private Financial Holdings Inc.	4,113,392	582,137		(56,639)		4,638,890	50,842,234	2,164,191		117,775	(19,568,425)
Bottomline Technologies de Inc.	1,672,437	832,990		(308,185)		2,197,242	110,059,852	—		4,230,095	13,353,217
Briggs & Stratton Corp.	2,092,387	836,190		(398,212)		2,530,365	29,934,218	1,350,690		(1,252,833)	(21,135,736)
Bristow Group Inc.	1,567,261	838,859		(2,406,120)		—	—	—		(30,553,352)	6,844,436

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Brookline Bancorp. Inc.	3,748,710	998,538	(123,266)	4,623,982	$66,585,341	$1,774,501	$952,415	$(10,468,121)
Brooks Automation Inc.	3,414,198	1,451,174	(684,212)	4,181,160	122,633,423	1,575,762	6,065,374	1,189,007
C&J Energy Services Inc.	—	4,398,719	(777,683)	3,621,036	56,198,479	—	(4,684,885)	(33,932,248)
Cabot Microelectronics Corp.	1,235,282	710,972	(246,221)	1,700,033	190,335,695	2,453,065	6,562,214	2,438,901
CACI International Inc. Class A	1,195,446	328,352	(1,523,798)	—	—	—	70,825,481	(55,784,764)
CalAmp Corp.	1,724,433	787,960	(487,628)	2,024,765	25,471,544	—	(1,207,369)	(19,427,694)
Calavo Growers Inc.	767,234	305,501	(146,218)	926,517	77,688,450	881,144	3,725,398	(11,204,630)
Caleres Inc.	2,088,407	853,438	(408,622)	2,533,223	62,545,276	676,902	697,382	(23,433,627)
California Water Service Group	2,335,253	920,796	(423,549)	2,832,500	153,748,100	1,995,238	4,112,756	41,750,709
Callaway Golf Co.	4,585,670	1,895,918	(1,223,161)	5,258,427	83,766,742	201,565	7,961,907	(10,941,047)
Cambrex Corp.	1,592,540	654,110	(275,463)	1,971,187	76,580,615	—	2,700,865	(28,946,694)
Capella Educations Co.	567,872	80,100	(647,972)	—	—	256,414	460,060	(10,576,893)
Capstead Mortgage Corp.	4,512,813	2,029,489	(1,518,478)	5,023,824	43,154,648	2,093,911	(4,820,249)	4,203,651
Cardtronics PLC, Class A(b)	2,241,007	849,588	(890,037)	2,200,558	N/A	—	(4,923,512)	27,291,735
Career Education Corp.	3,190,691	1,481,744	(540,326)	4,132,109	68,262,441	—	2,763,525	9,660,660
CareTrust REIT Inc.	3,720,961	1,612,474	(90,343)	5,243,092	123,002,938	3,835,280	65,600	43,381,756
Carrizo Oil & Gas Inc.	3,770,671	2,157,651	(930,597)	4,997,725	62,321,631	—	(6,558,066)	(18,089,510)
Cato Corp. (The), Class A	1,123,621	514,826	(306,183)	1,332,264	19,957,315	1,694,927	(3,029,054)	2,597,325
Cavco Industries Inc.	409,864	169,236	(77,484)	501,616	58,954,928	—	878,820	(31,039,349)
CBL & Associates Properties Inc.	8,286,272	5,665,735	(3,927,065)	10,024,942	15,538,660	5,224,642	(21,938,946)	(4,478,488)
Cedar Realty Trust Inc.	4,048,238	2,116,896	(1,089,371)	5,075,763	17,257,594	947,788	(2,375,117)	(995,187)
Central Garden & Pet Co.	510,331	223,496	(106,523)	627,304	16,033,890	—	622,869	(10,990,260)
CEVA Inc.	1,069,010	431,359	(187,480)	1,312,889	35,395,487	—	(517,576)	(10,282,594)
Chart Industries Inc.	1,493,869	625,574	(257,840)	1,861,603	168,512,304	—	6,510,325	47,876,913
Chatham Lodging Trust	2,244,096	913,664	(386,901)	2,770,859	53,311,327	3,383,326	(316,104)	(89,584)
Chesapeake Lodging Trust	2,928,162	1,200,147	(534,867)	3,593,442	99,933,622	5,424,770	964,171	(2,614,685)
Chico’s FAS Inc.	6,176,440	2,521,037	(1,855,837)	6,841,640	29,213,803	2,454,473	(4,202,151)	(30,514,786)
Children’s Place Inc. (The)	845,035	322,134	(211,058)	956,111	93,010,478	1,792,489	1,688,372	(36,796,234)
Chuy’s Holdings Inc.	833,796	329,329	(141,106)	1,022,019	23,271,373	—	13,338	(3,495,811)
Cincinnati Bell Inc.	2,054,236	1,269,502	(407,015)	2,916,723	27,825,537	—	(2,329,592)	(10,405,264)
CIRCOR International Inc.	801,033	541,132	(164,650)	1,177,515	38,386,989	—	(2,445,705)	(8,776,662)
City Holding Co.	752,375	340,403	(116,008)	976,770	74,420,106	1,680,276	2,400,402	3,900,829
Clearwater Paper Corp.	804,811	302,627	(119,370)	988,068	19,247,565	—	(1,904,950)	(15,760,164)
Cloud Peak Energy Inc.	3,708,624	1,263,360	(4,971,984)	—	—	—	(17,693,083)	6,277,045
Cogent Communications Holdings Inc.	1,999,317	836,584	(387,586)	2,448,315	132,821,089	5,065,590	2,380,099	20,931,037
Cohu Inc.	1,370,465	1,304,255	(242,467)	2,432,253	35,875,732	467,122	921,637	(21,319,297)
Columbia Banking System Inc.	3,547,159	1,115,828	(389,376)	4,273,611	139,704,344	5,389,482	1,664,127	(40,669,437)
Comfort Systems USA Inc.	1,808,504	661,232	(306,902)	2,162,834	113,310,873	719,034	5,200,924	16,434,891
Community Bank System Inc.	2,467,886	719,301	(192,148)	2,995,039	179,013,481	4,223,968	2,376,400	12,240,176
Community Health Systems Inc.	5,588,124	4,717,220	(3,399,804)	6,905,540	25,757,664	—	(22,939,421)	21,159,361
Community Healthcare Trust Inc.	844,752	361,168	(161,585)	1,044,335	37,481,183	1,560,062	397,354	9,483,715
Comtech Telecommunications Corp.	1,146,054	447,626	(172,199)	1,421,481	33,006,789	511,347	1,558,575	(11,084,655)
CONMED Corp.	1,203,889	542,112	(226,381)	1,519,620	126,401,992	1,139,390	4,271,984	23,122,553
CONSOL Energy Inc.	1,240,108	667,280	(282,157)	1,625,231	55,615,405	—	902,170	3,141,598
Consolidated Communications Holdings Inc.	3,146,633	2,082,165	(1,051,899)	4,176,899	45,569,968	5,698,848	(11,228,058)	8,435,672
Control4 Corp.	980,980	797,536	(181,349)	1,597,167	27,040,037	—	(347,676)	(11,455,616)
Cooper Tire & Rubber Co.	—	3,421,861	(475,080)	2,946,781	88,079,284	905,043	700,244	7,075,041
Cooper-Standard Holdings Inc.	784,469	327,830	(156,016)	956,283	44,907,050	—	(4,304,678)	(68,712,235)
Corcept Therapeutics Inc.	4,622,719	2,705,338	(1,181,974)	6,146,083	72,155,014	—	(8,435,259)	(19,334,173)
Core-Mark Holding Co. Inc.	2,243,544	977,434	(530,449)	2,690,529	99,899,342	1,053,672	(2,184,661)	43,013,249
Cray Inc.	1,977,179	813,590	(381,484)	2,409,285	62,761,874	—	214,336	11,261,576
Crocs Inc.	3,338,954	1,330,712	(725,579)	3,944,087	101,560,240	—	4,119,708	30,027,160
Cross Country Healthcare Inc.	1,818,820	724,764	(342,944)	2,200,640	15,470,499	—	(1,064,593)	(7,773,104)
CryoLife Inc.	1,616,290	684,390	(285,256)	2,015,424	58,789,918	—	3,396,974	11,685,132
CSG Systems International Inc.	1,630,763	662,130	(339,158)	1,953,735	82,642,990	1,591,002	1,159,903	(5,417,396)

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
CTS Corp.	1,603,181	635,018	(299,954)	1,938,245	$56,926,256	$296,606	$1,781,654	$621,784
Cubic Corp.	1,215,008	695,312	(226,770)	1,683,550	94,682,852	416,162	1,637,258	(13,954,166)
Customers Bancorp. Inc.	1,422,268	549,918	(280,006)	1,692,180	30,983,816	—	(1,835,101)	(16,167,248)
Cutera Inc.	670,396	334,576	(172,543)	832,429	14,700,696	—	(3,180,730)	(21,408,494)
Cytokinetics Inc.	2,487,162	1,236,003	(439,642)	3,283,523	26,563,701	—	(1,395,829)	3,584,799
Daktronics Inc.	1,932,639	861,256	(459,696)	2,334,199	17,389,783	628,942	(1,294,969)	(1,739,391)
Darling Ingredients Inc.	8,001,569	3,273,888	(1,605,734)	9,669,723	209,349,503	—	4,607,412	33,693,713
Dave & Buster’s Entertainment Inc.	1,981,216	684,425	(397,867)	2,267,774	113,093,889	994,013	289,408	15,575,983
Dean Foods Co.	4,481,488	2,263,249	(1,374,173)	5,370,564	16,272,809	1,030,219	(4,417,204)	(25,369,523)
Denbury Resources Inc.	19,463,000	11,549,591	(3,972,513)	27,040,078	55,432,160	—	237,202	(31,609,163)
Designer Brand Inc.(g)	3,493,168	1,360,014	(826,073)	4,027,109	89,482,362	3,925,983	4,511,476	(5,523,941)
DiamondRock Hospitality Co.	9,752,675	3,467,271	(1,401,181)	11,818,765	127,997,225	5,700,784	(1,373,427)	3,716,421
Diebold Nixdorf Inc.	—	6,042,616	(1,524,239)	4,518,377	50,018,433	—	(10,291,408)	3,111,878
Digi International Inc.	1,352,622	517,552	(208,619)	1,661,555	21,051,902	—	238,004	3,101,111
Dime Community Bancshares Inc.	1,522,868	623,770	(349,798)	1,796,840	33,654,813	960,225	(377,457)	600,662
Dine Brands Global Inc.	875,196	347,125	(193,781)	1,028,540	93,895,417	2,557,487	2,412,889	22,880,395
Donnelley Financial Solutions Inc.	1,656,496	623,156	(228,510)	2,051,142	30,520,993	—	(523,905)	(4,080,360)
Dorman Products Inc.	1,446,577	582,910	(324,794)	1,704,693	150,166,406	—	4,050,680	30,835,990
Dril-Quip Inc.	—	2,198,708	(50,718)	2,147,990	98,485,342	—	198,778	16,659,788
DSP Group Inc.	1,122,303	409,354	(388,788)	1,142,869	16,080,167	—	277,707	2,352,938
DXP Enterprises Inc./TX	778,237	301,792	(126,818)	953,211	37,098,972	—	(630,603)	718,700
Eagle Bancorp. Inc.	—	1,981,337	(108,415)	1,872,922	94,020,684	—	(4,104)	(6,991,720)
Easterly Government Properties Inc.	2,188,253	1,867,651	(459,223)	3,596,681	64,776,225	3,309,289	(531,222)	(6,651,456)
EastGroup Properties Inc.	1,687,450	520,527	(62,537)	2,145,440	239,516,922	5,594,576	512,116	55,039,401
Echo Global Logistics Inc.	1,286,382	629,438	(272,124)	1,643,696	40,730,787	—	(775,245)	(5,116,362)
El Paso Electric Co.	1,977,804	802,873	(389,639)	2,391,038	140,640,855	3,274,892	3,738,049	13,164,144
Electro Scientific Industries Inc.	1,622,430	578,621	(2,201,051)	—	—	—	36,206,190	(15,419,871)
Electronics For Imaging Inc.	2,211,960	910,616	(611,046)	2,511,530	67,560,157	—	(5,294,801)	2,943,264
Emergent BioSolutions Inc.	1,702,450	1,307,365	(365,532)	2,644,283	133,589,177	—	6,449,510	(20,953,833)
Employers Holdings Inc.	1,597,191	229,361	(23,990)	1,802,562	72,300,762	1,432,415	116,440	(1,003,243)
Encore Wire Corp.	1,014,178	378,890	(163,587)	1,229,481	70,350,903	89,070	1,518,416	458,754
Endo International PLC	—	13,405,835	(1,658,198)	11,747,637	94,333,525	—	236,641	(13,553,266)
Enova International Inc.	1,654,786	666,918	(345,599)	1,976,105	45,094,716	—	1,393,056	(2,580,399)
EnPro Industries Inc.	1,051,527	412,904	(245,475)	1,218,956	78,561,714	1,141,909	531,713	(15,456,558)
Ensign Group Inc. (The)	2,342,617	978,015	(413,352)	2,907,280	148,823,663	507,621	6,755,462	59,143,800
ePlus Inc.	676,894	271,855	(142,366)	806,383	71,397,151	—	2,837,729	4,541,399
Era Group Inc.	986,493	459,653	(246,457)	1,199,689	13,844,411	—	(1,312,442)	3,262,922
ESCO Technologies Inc.	1,257,839	493,547	(219,453)	1,531,933	102,685,469	441,838	3,271,207	8,766,382
Essendant Inc.	1,892,647	685,591	(2,578,238)	—	—	766,839	(23,504,052)	31,459,187
Ethan Allen Interiors Inc.	1,235,331	481,263	(233,296)	1,483,298	28,375,491	2,423,091	(1,217,918)	(4,161,004)
ExlService Holdings Inc.	1,662,386	655,834	(304,469)	2,013,751	120,865,335	—	4,229,828	3,179,855
Exponent Inc.	1,246,084	2,252,086	(474,335)	3,023,835	174,535,756	1,584,567	9,905,200	40,508,769
Express Inc.	3,783,400	1,825,196	(1,524,858)	4,083,738	17,478,399	—	(4,617,880)	(7,702,056)
Exterran Corp.	1,545,434	579,006	(240,320)	1,884,120	31,747,422	—	414,046	(18,440,096)
Fabrinet	1,809,316	752,055	(386,654)	2,174,717	113,868,182	—	4,044,628	37,463,004
FARO Technologies Inc.	811,356	325,850	(115,693)	1,021,513	44,854,636	—	861,367	(14,799,924)
Federal Signal Corp.	2,909,919	1,176,069	(526,439)	3,559,549	92,512,678	1,063,346	4,117,682	9,057,428
Ferro Corp.	—	4,878,428	(3,915)	4,874,513	92,274,531	—	(6,623)	(9,822,168)
Fiesta Restaurant Group Inc.	1,329,144	483,692	(401,199)	1,411,637	18,506,561	—	(62,581)	(7,176,558)
Financial Engines Inc.	3,066,564	439,457	(3,506,021)	—	—	270,593	29,806,155	1,773,339
Finisar Corp.	5,541,131	2,325,479	(939,201)	6,927,409	160,508,066	—	1,694,953	45,237,147
First BanCorp./Puerto Rico	8,865,381	5,041,245	(1,257,909)	12,648,717	144,954,297	749,812	1,249,031	56,493,776
First Commonwealth Financial Corp.	4,757,433	1,034,252	(167,268)	5,624,417	70,867,654	1,974,936	956,599	(10,752,615)
First Financial Bancorp.	4,719,170	1,628,374	(621,005)	5,726,539	137,780,528	4,403,905	1,011,150	(32,313,759)
First Financial Bankshares Inc.	3,281,599	1,069,762	(4,351,361)	—	—	3,176,564	58,403,183	(31,419,769)
First Midwest Bancorp. Inc.	5,006,048	1,867,052	(641,076)	6,232,024	127,507,211	2,677,787	1,663,265	(27,259,788)

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
FirstCash Inc.	2,259,710	887,908	(589,216)	2,558,402	$221,301,773	$2,319,740	$5,652,831	$5,654,905
Flotek Industries Inc.	2,724,462	1,999,294	(4,723,756)	—	—	—	(28,230,890)	15,052,010
FormFactor Inc.	3,489,464	1,500,374	(623,505)	4,366,333	70,254,298	—	121,550	10,248,550
Forward Air Corp.	1,423,278	602,800	(337,197)	1,688,881	109,321,267	1,076,425	3,301,316	15,088,137
Fossil Group Inc.	2,111,266	933,784	(368,287)	2,676,763	36,725,188	—	818,162	(3,364,832)
Four Corners Property Trust Inc.	2,988,599	1,201,262	(170,038)	4,019,823	118,986,761	4,164,241	946,315	22,685,710
Fox Factory Holding Corp.	1,827,738	773,014	(369,285)	2,231,467	155,957,229	—	6,528,670	64,277,281
Francesca’s Holdings Corp.	1,820,787	980,695	(2,801,482)	—	—	—	(24,327,119)	16,088,286
Franklin Street Properties Corp.	5,257,146	2,022,793	(988,558)	6,291,381	45,235,029	2,104,326	(2,899,598)	(4,214,898)
Frontier Communications Corp.	3,849,539	4,457,120	(1,943,745)	6,362,914	12,662,199	—	(9,057,651)	(22,312,565)
FTI Consulting Inc.	1,816,953	751,098	(344,741)	2,223,310	170,794,674	—	5,925,216	50,585,630
GameStop Corp., Class A	—	6,922,733	(916,271)	6,006,462	61,025,654	8,688,588	(416,225)	(21,592,300)
Gannett Co. Inc.	5,497,046	2,242,935	(1,017,874)	6,722,107	70,851,008	4,054,660	(1,426,775)	4,531,218
Garrett Motion Inc.	—	4,723,849	(353,746)	4,370,103	64,371,617	—	(106,735)	(14,893,909)
Genesco Inc.	960,850	423,863	(201,092)	1,183,621	53,913,937	—	(1,288,733)	6,476,936
Gentherm Inc.	1,791,535	700,462	(510,355)	1,981,642	73,043,324	—	(1,534,311)	6,030,506
Geospace Technologies Corp.	665,580	306,508	(172,578)	799,510	10,345,659	—	(459,565)	2,547,460
Gibraltar Industries Inc.	1,536,945	625,335	(272,827)	1,889,453	76,730,686	—	2,621,228	8,403,946
G-III Apparel Group Ltd.	2,031,433	819,957	(374,394)	2,476,996	98,980,760	—	1,072,220	3,245,069
Glacier Bancorp. Inc.	3,854,860	1,368,781	(260,408)	4,963,233	198,876,746	5,841,364	1,527,622	2,600,249
Global Net Lease Inc.	3,279,335	2,255,881	(618,720)	4,916,496	92,921,774	8,328,698	431,511	5,033,152
Government Properties Income Trust	2,953,273	2,542,068	(5,495,341)	—	—	5,803,931	(85)	22,441,647
Granite Point Mortgage Trust Inc.	—	3,355,803	(317,627)	3,038,176	56,418,928	3,337,552	(12,674)	(1,274,251)
Great Western Bancorp. Inc.	2,859,956	853,022	(395,300)	3,317,678	104,805,448	3,184,514	14,326	(30,036,963)
Green Dot Corp., Class A	2,241,920	589,010	(2,830,930)	—	—	—	105,099,502	(73,437,050)
Green Plains Inc.	1,888,806	883,955	(510,189)	2,262,572	37,739,701	1,028,414	(3,411,656)	2,723,671
Greenbrier Companies Inc. (The)	1,398,030	794,097	(282,159)	1,909,968	61,558,269	1,652,403	356,899	(36,453,464)
Group 1 Automotive Inc.	959,231	409,314	(341,968)	1,026,577	66,419,532	1,091,974	(3,233,464)	2,191,960
Gulf Island Fabrication Inc.	674,146	233,795	(60,544)	847,397	7,770,630	—	(148,548)	1,519,477
Gulfport Energy Corp.	—	9,825,179	(1,088,975)	8,736,204	70,064,356	—	(1,827,507)	(14,196,181)
Hanmi Financial Corp.	1,591,119	334,390	(123,680)	1,801,829	38,324,903	1,671,220	(373,171)	(16,085,061)
Harmonic Inc.	4,144,439	1,918,023	(854,631)	5,207,831	28,226,444	—	(108,341)	7,517,771
Harsco Corp.	3,876,570	1,644,226	(816,840)	4,703,956	94,831,753	—	4,416,852	(9,346,692)
Hawaiian Holdings Inc.	2,496,265	1,032,612	(678,170)	2,850,707	74,831,059	1,315,777	(6,533,666)	(30,651,740)
Hawkins Inc.	485,734	178,728	(81,834)	582,628	21,458,189	377,361	(133,144)	918,350
Haynes International Inc.	601,896	272,486	(118,155)	756,227	24,826,932	620,491	(962,655)	(2,344,897)
HB Fuller Co.	2,455,777	1,000,030	(471,075)	2,984,732	145,177,365	1,710,433	1,773,073	(6,038,017)
Heidrick & Struggles International Inc.	927,014	355,909	(158,886)	1,124,037	43,084,338	564,450	1,476,542	5,602,422
Helix Energy Solutions Group Inc.	6,751,988	2,851,571	(1,400,925)	8,202,634	64,882,835	—	669,734	13,768,190
Heritage Financial Corp./WA	—	2,184,156	(232,015)	1,952,141	58,837,530	1,083,086	(373,717)	(9,229,736)
Hersha Hospitality Trust	1,840,331	775,588	(495,675)	2,120,244	36,340,982	2,292,375	124,230	(2,179,898)
Heska Corp.	315,170	148,278	(55,061)	408,387	34,761,901	—	543,058	131,151
HFF Inc., Class A	1,790,847	826,501	(313,929)	2,303,419	109,988,257	4,004,971	2,290,187	(1,750,528)
Hibbett Sports Inc.	914,689	577,070	(394,066)	1,097,693	25,038,377	—	(6,782,060)	5,625,491
Hillenbrand Inc.	3,050,694	1,218,230	(598,935)	3,669,989	152,414,643	2,928,850	5,855,541	(22,594,373)
HMS Holdings Corp.	3,984,668	1,710,650	(670,840)	5,024,478	148,774,793	—	5,718,245	48,949,558
HomeStreet Inc.	1,321,289	402,834	(150,829)	1,573,294	41,456,297	—	(139,188)	(3,235,856)
Hope Bancorp Inc.	6,257,728	1,805,681	(997,177)	7,066,232	92,426,315	3,758,485	(3,262,800)	(32,788,199)
Horace Mann Educators Corp.	1,988,199	529,529	(139,183)	2,378,545	83,748,569	2,583,911	1,941,000	(19,983,075)
Hub Group Inc., Class A	1,641,990	700,907	(331,860)	2,011,037	82,150,861	—	288,860	(4,224,980)
Ichor Holdings Ltd.	—	1,627,577	(309,096)	1,318,481	29,771,301	—	(1,079,266)	(1,347,223)
II-VI Inc.	2,665,221	1,319,265	(482,196)	3,502,290	130,425,280	—	4,743,878	(19,004,323)
Independence Realty Trust Inc.	4,133,463	1,874,092	(702,786)	5,304,769	57,238,458	4,314,950	305,651	7,275,137
Independent Bank Corp./Rockland MA	1,334,748	910,415	(230,286)	2,014,877	163,225,186	2,455,452	5,734,086	7,504,665
Infinity Property & Casually Corp.	533,070	64,688	(597,758)	—	—	337,742	32,356,501	(19,494,367)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Ingevity Corp.	2,043,780	785,420	(2,829,200)	—	$—	$—	$123,561,552	$(61,570,729)
Innophos Holdings Inc.	949,871	367,043	(141,691)	1,175,223	35,421,221	2,088,431	(420,012)	(11,486,692)
Innospec Inc.	1,175,655	484,408	(220,167)	1,439,896	120,015,332	1,165,358	2,363,132	17,396,450
Innovative Industrial Properties Inc.	—	592,317	(10,985)	581,332	47,489,011	260,757	102,929	9,468,762
Insight Enterprises Inc.	1,748,976	703,544	(370,061)	2,082,459	114,660,193	—	4,732,867	33,544,709
Insperity Inc.	1,794,299	499,708	(2,294,007)	—	—	800,652	123,252,764	(66,019,578)
Insteel Industries Inc.	895,850	361,157	(158,179)	1,098,828	22,987,482	121,781	(916,903)	(6,949,976)
Integer Holdings Corp.	1,382,811	617,114	(233,945)	1,765,980	133,190,212	—	7,363,914	19,665,699
Interface Inc.	2,880,877	1,149,300	(543,201)	3,486,976	53,420,472	854,875	(766,729)	(31,719,695)
Invacare Corp.	1,598,479	939,509	(590,963)	1,947,025	16,296,599	86,381	(6,384,927)	(11,422,133)
Invesco Mortgage Capital Inc.	5,421,228	2,705,505	(636,482)	7,490,251	118,345,966	11,084,461	(539,372)	(2,993,506)
Investment Technology Group Inc.	1,632,013	519,472	(2,151,485)	—	—	512,726	16,082,373	2,870,831
Iridium Communications Inc.	4,059,830	2,405,635	(734,122)	5,731,343	151,536,709	—	4,834,675	69,874,379
iRobot Corp.	1,354,802	550,990	(271,010)	1,634,782	192,397,494	—	8,979,903	74,254,402
iStar Inc.	—	4,426,802	(348,065)	4,078,737	34,342,966	707,159	(65,260)	(9,150,830)
James River Group Holdings Ltd.	433,018	1,373,630	(65,273)	1,741,375	69,794,310	1,819,363	359,439	3,542,461
John B Sanfilippo & Son Inc.	429,984	138,562	(43,893)	524,653	37,706,811	1,230,253	148,597	6,391,809
John Bean Technologies Corp.	1,534,508	612,120	(294,673)	1,851,955	170,176,145	700,522	7,186,794	(40,771,372)
Kaman Corp.	1,341,399	552,751	(245,242)	1,648,908	96,362,184	1,252,197	2,033,676	(9,252,439)
KapStone Paper and Packing Corp.	4,253,966	1,055,147	(5,309,113)	—	—	962,563	55,909,918	(52,833,768)
KEMET Corp.	2,391,866	1,556,380	(560,126)	3,388,120	57,496,396	331,225	(847,714)	(5,679,406)
Kindred Healthcare Inc.	4,435,740	547,140	(4,982,880)	—	—	—	(12,415,081)	11,768,726
Kirkland’s Inc.	833,339	480,601	(348,378)	965,562	6,787,901	—	(1,678,585)	(723,155)
Kite Realty Group Trust	4,070,213	2,165,631	(1,276,534)	4,959,310	79,299,367	7,084,074	(10,466,546)	13,462,169
KLX Energy Services Holdings Inc.	—	1,468,019	(127,047)	1,340,972	33,712,036	—	147,348	(5,563,189)
Knowles Corp.	—	6,126,299	(817,866)	5,308,433	93,587,674	—	857,854	23,435,216
Kopin Corp.(b)	2,930,959	1,469,842	(487,584)	3,913,217	N/A	—	(427,261)	892,708
Koppers Holdings Inc.	1,018,545	423,536	(212,137)	1,229,944	31,953,945	—	(2,672,774)	(15,371,905)
Korn Ferry (h)	2,744,024	1,126,579	(544,422)	3,326,181	148,946,385	1,271,258	3,538,487	(28,632,268)
Kraton Corp.	1,543,508	617,618	(280,187)	1,880,939	60,528,617	—	590,406	(27,981,126)
Kulicke & Soffa Industries Inc.	3,402,708	1,388,790	(899,545)	3,891,953	86,051,081	1,807,092	2,216,443	(12,919,318)
Lannett Co. Inc.	1,484,223	2,643,390	(2,120,328)	2,007,285	15,797,333	—	(41,641,086)	30,323,415
Lantheus Holdings Inc.	1,468,092	1,145,925	(324,916)	2,289,101	56,037,193	—	47,245	19,708,232
La-Z-Boy Inc.	2,284,071	946,037	(468,739)	2,761,369	91,097,563	1,307,026	2,173,586	5,743,608
LCI Industries	1,214,642	481,918	(230,989)	1,465,571	112,585,164	3,354,665	187,824	(36,550,963)
LegacyTexas Financial Group Inc.	2,064,507	955,296	(356,459)	2,663,344	99,582,432	1,919,234	3,329,386	(17,588,330)
Lexington Realty Trust	10,543,336	4,176,175	(2,450,209)	12,269,302	111,159,876	7,518,445	(3,267,840)	16,346,759
LHC Group Inc.	787,480	1,214,962	(287,574)	1,714,868	190,110,267	—	9,050,773	73,603,653
Ligand Pharmaceuticals Inc.	1,023,434	270,954	(1,294,388)	—	—	—	50,810,487	(62,370,557)
Lindsay Corp.	510,619	217,869	(87,572)	640,916	62,034,260	727,746	1,017,484	2,186,752
Lithia Motors Inc., Class A	1,167,740	460,323	(316,610)	1,311,453	121,637,266	1,490,635	(3,016,164)	(7,435,894)
Livent Corp.	—	8,796,269	(233,386)	8,562,883	105,152,203	—	13,137	(2,589,326)
LivePerson Inc.	2,662,303	1,312,791	(496,090)	3,479,004	100,960,696	—	3,847,138	35,272,689
LSC Communications Inc.	1,703,217	908,640	(655,291)	1,956,566	12,776,376	1,908,726	(14,909,328)	(5,147,276)
LTC Properties Inc.	1,930,907	795,499	(396,772)	2,329,634	106,697,237	4,995,251	(296,234)	16,828,853
Lumber Liquidators Holdings Inc.	1,370,330	1,022,044	(711,599)	1,680,775	16,975,827	—	(7,065,251)	(15,389,072)
Luminex Corp.	2,003,401	808,180	(344,801)	2,466,780	56,760,608	558,189	808,888	1,048,982
Lydall Inc.	839,907	325,337	(120,061)	1,045,183	24,519,993	—	484,659	(23,970,281)
M/I Homes Inc.	1,358,108	572,215	(291,094)	1,639,229	43,636,276	—	(952,716)	(6,746,396)
Magellan Health Inc.	1,181,991	220,658	(49,188)	1,353,461	89,220,149	—	393,819	(53,559,870)
ManTech International Corp./VA, Class A	1,270,526	518,292	(214,901)	1,573,917	85,022,996	1,505,788	3,145,241	(5,987,135)
Marcus Corp. (The)	933,805	482,091	(134,954)	1,280,942	51,301,727	682,043	2,464,837	7,432,836
MarineMax Inc.	1,077,519	489,031	(229,366)	1,337,184	25,620,445	—	331,748	(1,144,286)
Materion Corp.	977,892	391,610	(169,245)	1,200,257	68,486,664	469,260	2,106,579	4,321,280
Matrix Service Co.	1,339,996	493,853	(262,986)	1,570,863	30,757,498	—	330,683	7,627,611
Matson Inc.	2,060,148	828,635	(354,251)	2,534,532	91,471,260	1,941,325	1,909,668	13,987,936

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Matthews International Corp., Class A	1,570,347	620,361	(304,905)	1,885,803	$69,680,421	$1,371,305	$(3,092,835)	$(22,664,171)
MaxLinear Inc.	2,947,574	1,335,964	(540,135)	3,743,403	95,569,079	—	(3,618,262)	15,665,329
Medicines Co. (The)	3,119,582	1,321,942	(567,006)	3,874,518	108,292,778	—	(2,067,590)	(15,255,208)
Medifast Inc.	508,160	305,910	(111,656)	702,414	89,592,906	1,583,944	4,739,661	3,024,210
Mercury Systems Inc.	2,333,961	921,732	(402,907)	2,852,786	182,806,527	—	6,635,461	39,390,522
Meridian Bioscience Inc.	2,048,366	796,839	(313,225)	2,531,980	44,588,168	1,159,326	(530,868)	8,361,241
Merit Medical Systems Inc.	2,442,963	1,252,066	(470,806)	3,224,223	199,353,708	—	9,646,254	35,954,521
Meritage Homes Corp.	1,845,935	751,352	(494,772)	2,102,515	94,003,446	—	(594,813)	(620,353)
Meta Financial Group Inc.(b)	444,545	1,342,037	(136,308)	1,650,274	N/A	298,312	(413,496)	(13,222,445)
Methode Electronics Inc.	1,784,573	743,269	(349,324)	2,178,518	62,697,748	873,387	381,344	(21,731,241)
MicroStrategy Inc., Class A	455,446	185,451	(152,309)	488,588	70,478,819	—	(5,434,644)	12,879,294
Mobile Mini Inc.	2,149,147	865,172	(385,578)	2,628,741	89,219,470	2,527,107	990,336	(25,829,305)
Momenta Pharmaceuticals Inc.	3,713,187	2,731,826	(629,986)	5,815,027	84,492,342	—	650,419	(19,003,914)
Monotype Imaging Holdings Inc.	2,022,533	808,761	(400,856)	2,430,438	48,341,412	1,090,798	(1,261,972)	(4,296,899)
Monro Inc.	1,578,696	677,723	(312,440)	1,943,979	168,193,063	1,459,639	3,769,584	55,921,423
Moog Inc., Class A	1,574,227	638,077	(307,532)	1,904,772	165,619,925	1,783,776	4,821,587	3,839,564
Motorcar Parts of America Inc.	939,802	371,000	(207,709)	1,103,093	20,815,365	—	(1,400,789)	(1,360,574)
Movado Group Inc.	751,358	395,231	(177,943)	968,646	35,239,341	672,302	242,035	(2,897,101)
MTS Systems Corp.	867,422	349,628	(160,466)	1,056,584	57,541,565	1,203,527	(501,534)	3,504,052
Mueller Industries Inc.	2,801,436	1,105,805	(568,018)	3,339,223	104,651,249	1,279,364	(1,635,926)	17,579,431
Myers Industries Inc.	1,085,036	1,260,837	(264,005)	2,081,868	35,620,761	949,165	(90,923)	(8,996,062)
MYR Group Inc.	802,064	309,243	(139,740)	971,567	33,645,365	—	166,507	2,978,661
Myriad Genetics Inc.	3,390,577	1,606,123	(687,915)	4,308,785	143,051,662	—	2,784,955	4,479,826
Nabors Industries Ltd.	—	20,646,014	(1,471,824)	19,174,190	65,959,214	1,292,822	252,512	6,459,023
Nanometrics Inc.	1,134,005	490,089	(189,314)	1,434,780	44,306,006	—	1,253,910	2,154,135
National Storage Affiliates Trust	2,444,799	1,215,129	(324,176)	3,335,752	95,102,290	3,652,395	85,400	8,044,100
Natus Medical Inc.	1,597,444	721,646	(313,526)	2,005,564	50,901,214	—	259,654	(17,085,522)
Nautilus Inc.	1,499,317	651,575	(313,023)	1,837,869	10,218,552	—	(2,403,160)	(11,447,827)
Navigant Consulting Inc.	2,186,980	896,200	(671,455)	2,411,725	46,956,286	372,063	745,064	(1,754,664)
NBT Bancorp. Inc.	2,129,987	629,969	(222,706)	2,537,250	91,366,373	2,470,178	1,041,386	(953,316)
Neenah Inc.	822,426	328,722	(156,154)	994,994	64,037,814	1,566,435	2,427,888	(16,514,157)
Neogen Corp.	2,487,681	1,003,204	(424,187)	3,066,698	175,997,798	—	7,720,336	(40,152,946)
NeoGenomics Inc.	—	5,764,870	(177,934)	5,586,936	114,308,711	—	442,370	27,401,080
NETGEAR Inc.	1,520,409	624,546	(284,265)	1,860,690	61,626,053	—	2,014,463	(12,897,826)
New Media Investment Group Inc.	2,608,127	1,507,425	(865,292)	3,250,260	34,127,730	4,732,046	(1,109,802)	(20,137,430)
New York Mortgage Trust Inc.	5,498,169	6,778,599	(1,269,184)	11,007,584	67,036,187	6,696,535	11,705	602,914
Newpark Resources Inc.	4,315,173	1,837,512	(858,087)	5,294,598	48,498,518	—	(687,345)	4,407,194
NIC Inc.	3,234,700	1,308,992	(605,606)	3,938,086	67,301,890	1,191,726	(2,073,856)	15,338,652
NMI Holdings Inc., Class A	2,831,364	1,571,428	(506,941)	3,895,851	100,785,665	—	1,987,411	30,384,497
Noble Corp. PLC	11,957,904	4,803,496	(2,031,870)	14,729,530	42,273,751	—	139,530	(15,580,175)
Northfield Bancorp. Inc.	2,266,928	832,566	(273,288)	2,826,206	39,284,264	1,028,299	(187,379)	(4,582,867)
NorthStar Realty Europe Corp.	—	3,050,624	(125,285)	2,925,339	50,783,885	443,672	(14,956)	(712,373)
Northwest Bancshares Inc.	5,001,841	1,585,646	(549,022)	6,038,465	102,472,751	3,829,329	784,549	726,841
Northwest Natural Holding Co.	1,402,355	2,074,204	(1,781,524)	1,695,035	111,245,147	2,948,753	1,684,354	10,507,203
Nutrisystem Inc.	1,471,840	543,241	(2,015,081)	—	—	1,198,599	18,359,481	6,596,903
Oclaro Inc.	8,204,439	2,296,328	(10,500,767)	—	—	—	(5,606,801)	(5,656,378)
Office Depot Inc.	—	37,090,940	(5,280,662)	31,810,278	115,471,309	2,304,089	111,638	32,655,428
Office Properties Income Trust	—	2,906,108	(82,255)	2,823,853	78,051,297	1,370,338	(3,707,503)	(61,592,388)
OFG Bancorp.(b)	2,160,968	697,384	(301,215)	2,557,137	N/A	637,514	1,264,034	5,521,499
Oil States International Inc.	2,886,987	1,206,673	(521,180)	3,572,480	60,589,261	—	(1,066,393)	(33,496,952)
Old National Bancorp./IN	6,505,941	3,410,050	(1,073,870)	8,842,121	145,010,784	4,110,919	1,291,898	(10,676,293)
Omnicell Inc.	1,881,277	839,647	(325,273)	2,395,651	193,664,427	—	7,884,309	72,440,774
OraSure Technologies Inc.	2,957,892	1,245,382	(590,300)	3,612,974	40,284,660	—	(1,336,010)	(18,521,536)
Orion Group Holdings Inc.	1,406,613	751,377	(458,796)	1,699,194	4,961,647	—	(3,102,732)	(3,940,969)
Oritani Financial Corp.	1,949,636	737,191	(424,227)	2,262,600	37,627,038	2,489,597	(140,800)	2,759,782
Orthofix Medical Inc.	—	1,242,677	(111,576)	1,131,101	63,805,407	—	(4,497)	(4,104,656)
OSI Systems Inc.	864,550	348,665	(218,278)	994,937	87,156,481	—	1,282,272	19,951,497

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Owens & Minor Inc.	3,016,059	1,584,010	(850,440)	3,749,629	$15,373,479	$2,016,288	$(4,596,297)	$(35,694,232)
Oxford Industries Inc.	821,420	327,712	(144,522)	1,004,610	75,606,949	1,248,250	1,500,942	(2,553,413)
Park Electrochemical Corp.	959,273	409,134	(201,717)	1,166,690	18,317,033	5,204,809	(812,053)	(1,084,832)
Patrick Industries Inc.	1,181,653	472,613	(317,765)	1,336,501	60,570,225	—	(2,084,521)	(19,400,942)
PDC Energy Inc.	3,196,882	1,389,442	(699,469)	3,886,855	158,117,261	—	(8,001,660)	(25,066,774)
PDF Solutions Inc.	1,376,841	615,899	(331,498)	1,661,242	20,516,339	—	(1,875,483)	3,000,594
Penn Virginia Corp.	—	910,101	(107,468)	802,633	35,396,115	—	(664,767)	(26,580,767)
Pennsylvania REIT(b)	3,464,278	2,305,431	(1,970,288)	3,799,421	N/A	2,956,660	(20,357,448)	27,752,091
PennyMac Mortgage Investment Trust	2,955,595	1,598,743	(557,915)	3,996,423	82,765,920	6,114,085	990,633	7,873,207
Perficient Inc.	1,695,534	701,784	(431,354)	1,965,964	53,847,754	—	1,176,633	6,397,612
PetMed Express Inc.	996,342	403,147	(156,137)	1,243,352	28,323,559	1,204,080	735,999	(22,124,520)
PGT Innovations Inc.	2,386,382	1,463,619	(390,559)	3,459,442	47,913,272	—	1,439,404	(19,998,136)
PH Glatfelter Co.	2,120,084	836,197	(336,566)	2,619,715	36,990,376	1,224,570	(729,203)	(14,318,524)
Phibro Animal Health Corp., Class A	955,997	393,062	(137,603)	1,211,456	39,978,048	492,574	661,897	(9,134,011)
Photronics Inc.	3,349,218	1,412,074	(798,323)	3,962,969	37,450,057	—	153,760	4,069,296
Pioneer Energy Services Corp.	3,975,669	1,905,619	(987,169)	4,894,119	8,662,591	—	(2,074,731)	(2,550,884)
Piper Jaffray Companies	697,577	313,681	(148,690)	862,568	62,820,827	2,106,258	848,144	(9,079,233)
Plexus Corp.	1,622,900	641,593	(451,384)	1,813,109	110,508,994	—	2,861,567	(775,082)
Power Integrations Inc.	1,437,338	584,780	(326,879)	1,695,239	118,565,016	1,068,259	2,286,223	62,190
PRA Group Inc.	2,193,584	860,383	(386,175)	2,667,792	71,523,504	—	(2,610,397)	(26,719,752)
Preferred Bank/Los Angeles CA	—	908,777	(74,280)	834,497	37,527,330	430,667	(207,941)	(18,113,506)
ProAssurance Corp.	2,594,623	742,591	(191,301)	3,145,913	108,880,049	5,214,629	(3,057,574)	(38,343,396)
Progenics Pharmaceuticals Inc.	3,376,576	2,781,988	(1,193,598)	4,964,966	23,037,442	—	(4,852,870)	(9,181,217)
Progress Software Corp.	2,250,354	917,439	(519,385)	2,648,408	117,509,863	1,500,125	2,003,532	14,277,146
Proto Labs Inc.	1,215,271	584,055	(214,115)	1,585,211	166,669,085	—	5,695,832	(32,385,065)
Providence Service Corp. (The)	543,009	227,443	(112,158)	658,294	43,855,546	—	1,121,310	(2,809,338)
Provident Financial Services Inc.	2,966,676	1,130,155	(493,825)	3,603,006	93,281,825	3,588,351	2,114,755	(1,690,445)
Quaker Chemical Corp.	644,275	263,186	(124,482)	782,979	156,854,183	1,050,300	7,910,294	29,465,625
Qualys Inc.	1,577,441	693,370	(282,993)	1,987,818	164,472,061	—	7,103,955	8,283,176
Quanex Building Products Corp.	1,713,498	665,501	(407,041)	1,971,958	31,334,413	563,244	(1,194,130)	(1,968,596)
Rambus Inc.	5,304,922	2,210,338	(1,119,903)	6,395,357	66,831,481	—	(1,184,141)	(15,987,044)
Ramco-Gershenson Properties Trust	3,851,846	570,478	(4,422,324)	—	—	1,907,044	(74,850)	4,316,764
Raven Industries Inc.	1,732,883	664,498	(280,913)	2,116,468	81,208,877	1,002,053	2,803,973	2,357,555
Rayonier Advanced Materials Inc.	2,515,034	1,003,525	(606,235)	2,912,324	39,491,113	815,809	(2,650,998)	(19,331,598)
RE/MAX Holdings Inc., Class A	863,456	341,183	(145,400)	1,059,239	40,823,071	797,689	(510,879)	(20,378,521)
Red Robin Gourmet Burgers Inc.	631,715	341,799	(198,852)	774,662	22,318,012	—	(4,163,984)	(16,783,260)
Redwood Trust Inc.	—	6,203,469	(485,925)	5,717,544	92,338,336	4,440,519	(59,114)	(1,656,678)
Renewable Energy Group Inc.	—	2,646,568	(446,896)	2,199,672	48,304,797	—	1,215,017	8,628,883
Rent-A-Center Inc./TX(b)	2,588,928	1,056,809	(986,272)	2,659,465	N/A	—	2,726,612	6,902,845
Repligen Corp.	1,817,430	795,115	(307,909)	2,304,636	136,157,895	—	6,586,690	39,415,873
Resources Connection Inc.	1,382,395	657,706	(293,004)	1,747,097	28,896,984	841,171	482,527	(78,214)
Retail Opportunity Investments Corp.	5,476,528	2,277,573	(1,066,223)	6,687,878	115,967,805	4,938,600	(1,255,568)	(1,320,592)
REX American Resources Corp.	287,886	105,283	(60,184)	332,985	26,841,921	—	(148,627)	2,712,786
RH	918,031	384,981	(205,944)	1,097,068	112,943,151	—	6,697,708	(4,154,096)
Ring Energy Inc.	2,634,516	1,639,711	(700,500)	3,573,727	20,977,777	—	(3,514,085)	(23,176,135)
RLI Corp.	1,892,072	740,607	(328,898)	2,303,781	165,296,287	4,130,175	6,627,209	10,220,592
Rogers Corp.	888,958	360,717	(166,330)	1,083,345	172,121,854	—	4,280,605	37,750,352
RPT Realty	—	4,888,578	(125,426)	4,763,152	57,205,456	2,024,658	(1,422)	(6,213,137)
RR Donnelley & Sons Co.	3,296,200	3,238,652	(2,323,154)	4,211,698	19,879,215	836,431	(35,212,868)	22,795,566
Rudolph Technologies Inc.	1,542,342	624,448	(340,892)	1,825,898	41,630,474	—	412,116	(9,450,977)
Ruth’s Hospitality Group Inc.	1,428,472	574,617	(322,704)	1,680,385	43,001,052	729,640	2,381,979	(1,144,436)
S&T Bancorp. Inc.	1,701,653	494,219	(170,583)	2,025,289	80,059,674	1,985,008	988,625	(3,014,095)
Safety Insurance Group Inc.	738,543	281,310	(168,101)	851,752	74,221,669	2,655,191	4,577,725	3,398,895
Saia Inc.	1,246,837	501,427	(232,457)	1,515,807	92,615,808	—	2,932,485	(23,691,474)

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Sanmina Corp.	3,463,936	1,333,623	(774,684)	4,022,875	$116,059,944	$—	$387,792	$8,944,489
ScanSource Inc.	1,246,045	475,142	(194,591)	1,526,596	54,682,669	—	328,170	(758,955)
Schweitzer-Mauduit International Inc.	1,499,279	604,222	(278,258)	1,825,243	70,673,409	2,989,936	(309,492)	(513,483)
Seacoast Banking Corp. of Florida	2,294,422	992,616	(251,306)	3,035,732	79,991,538	—	156,480	(1,998,119)
SEACOR Holdings Inc.	817,397	325,108	(114,023)	1,028,482	43,484,219	—	423,227	(9,308,368)
Selective Insurance Group Inc.	2,850,367	699,258	(168,662)	3,380,963	213,947,339	2,435,259	4,160,568	4,916,454
Semtech Corp.	3,200,386	1,328,693	(664,056)	3,865,023	196,768,321	—	9,227,299	30,046,398
Seneca Foods Corp., Class A	330,921	147,651	(76,466)	402,106	9,891,808	—	(438,780)	(1,135,488)
ServisFirst Bancshares Inc.	2,189,478	860,778	(340,962)	2,709,294	91,465,765	1,337,291	2,226,703	(21,093,041)
Shake Shack Inc., Class A	928,231	790,248	(193,107)	1,525,372	90,225,754	—	1,231,447	16,096,103
Shutterfly Inc.	1,573,219	700,869	(273,521)	2,000,567	81,303,043	—	(2,338,888)	(76,291,541)
Simmons First National Corp., Class A	3,810,730	2,007,191	(421,403)	5,396,518	132,106,761	2,930,461	772,071	(25,713,318)
Simpson Manufacturing Co. Inc.	2,009,622	818,388	(459,743)	2,368,267	140,367,185	1,922,696	3,702,230	(2,100,688)
SkyWest Inc.	2,514,826	984,613	(467,759)	3,031,680	164,589,907	1,221,931	6,960,717	(8,199,222)
Sleep Number Corp.	1,875,723	699,549	(774,504)	1,800,768	84,636,096	—	2,375,956	19,808,750
SolarEdge Technologies Inc.	1,752,101	1,210,260	(350,140)	2,612,221	98,428,487	—	1,898,222	(34,930,611)
Sonic Corp.	1,885,329	472,159	(2,357,488)	—	—	635,333	38,228,458	(2,437,176)
South Jersey Industries Inc.	3,869,984	2,332,382	(781,484)	5,420,882	173,847,686	5,493,529	1,038,356	15,597,806
Southside Bancshares Inc.	1,354,327	809,601	(298,425)	1,865,503	61,990,665	2,065,788	522,574	(3,875,545)
SpartanNash Co.	1,749,382	676,507	(275,482)	2,150,407	34,126,959	1,482,652	(1,624,790)	(2,794,925)
Spectrum Pharmaceuticals Inc.	4,389,618	2,502,407	(677,077)	6,214,948	66,437,794	—	2,294,556	(36,753,267)
Spire Inc.	2,346,963	948,195	(3,295,158)	—	—	4,683,613	34,348,968	(25,089,099)
Spok Holdings Inc.	971,390	364,801	(271,745)	1,064,446	14,497,755	539,754	(707,965)	(792,169)
SPS Commerce Inc.	827,997	381,288	(165,894)	1,043,391	110,662,050	—	3,148,518	36,991,728
SPX Corp.	2,079,194	849,238	(377,621)	2,550,811	88,742,715	—	3,393,532	1,986,441
SPX FLOW Inc.	2,061,630	834,810	(391,922)	2,504,518	79,894,124	—	(224,493)	(40,003,263)
SRC Energy Inc.	11,723,795	4,996,148	(2,370,410)	14,349,533	73,469,609	—	(6,032,904)	(54,550,694)
Standard Motor Products Inc.	989,117	382,892	(182,131)	1,189,878	58,423,010	957,606	1,434,236	143,566
Standex International Corp.	624,163	210,334	(88,445)	746,052	54,760,217	531,393	463,155	(16,652,696)
Stepan Co.	954,229	397,904	(153,971)	1,198,162	104,863,138	1,066,579	3,328,203	2,287,431
Steven Madden Ltd.	2,564,419	2,732,903	(707,808)	4,589,514	155,309,154	2,409,684	3,448,794	13,559,992
Stewart Information Services Corp.	1,155,928	297,959	(63,264)	1,390,623	59,365,696	1,581,617	405,532	(1,865,528)
Strategic Education Inc.(i)	512,378	1,500,028	(735,701)	1,276,705	167,644,134	1,964,640	7,038,010	37,952,060
Sturm Ruger & Co. Inc.	842,320	197,778	(2,269)	1,037,829	55,025,694	1,073,745	35,218	(223,473)
Summit Hotel Properties Inc.	5,080,731	1,882,149	(749,672)	6,213,208	70,892,703	4,162,493	(1,868,092)	(11,483,458)
SunCoke Energy Inc.	3,094,699	1,255,521	(561,045)	3,789,175	32,170,096	—	(504,326)	(9,047,552)
Superior Energy Services Inc.	—	10,432,763	(1,275,425)	9,157,338	42,764,768	—	(3,310,143)	(21,031,608)
Superior Industries International Inc.	1,167,680	527,619	(254,318)	1,440,981	6,859,070	444,663	(2,714,171)	(8,826,777)
Supernus Pharmaceuticals Inc.	2,497,931	1,040,571	(458,389)	3,080,113	107,927,160	—	4,461,694	(39,177,645)
SUPERVALU Inc.	1,869,419	461,371	(2,330,790)	—	—	—	24,307,827	11,012,559
Surmodics Inc.	661,997	256,186	(116,041)	802,142	34,877,134	—	2,037,897	(368,694)
Sykes Enterprises Inc.	1,950,728	738,829	(334,286)	2,355,271	66,607,064	—	1,046,036	(2,511,685)
Tactile Systems Technology Inc.	715,486	430,915	(146,062)	1,000,339	52,737,872	—	1,906,540	11,196,889
Tailored Brands Inc.	2,393,770	1,327,707	(783,367)	2,938,110	23,034,782	2,004,059	(10,404,327)	(39,841,511)
Team Inc.	1,460,238	576,873	(248,780)	1,788,331	31,295,793	—	(1,614,220)	6,247,527
Tennant Co.	866,496	350,392	(149,539)	1,067,349	66,271,699	867,273	553,081	(7,379,475)
Tetra Tech Inc.	2,713,580	1,075,802	(547,060)	3,242,322	193,209,968	1,466,264	9,455,482	20,478,114
TETRA Technologies Inc.	6,091,056	2,371,647	(952,831)	7,509,872	17,573,100	—	(2,030,825)	(8,302,743)
TimkenSteel Corp.	1,904,026	743,495	(288,711)	2,358,810	25,616,677	—	113,585	(10,085,444)
Tivity Health Inc.	1,647,138	1,536,125	(411,786)	2,771,477	48,667,136	—	140,143	(48,709,578)
TopBuild Corp.	1,726,040	691,795	(369,647)	2,048,188	132,763,546	—	554,438	(23,401,213)
Travelport Worldwide Ltd.	6,095,921	2,730,770	(1,128,403)	7,698,288	121,094,070	1,550,916	352,952	(6,093,784)
Trex Co. Inc.	1,429,156	2,531,634	(3,960,790)	—	—	—	86,690,542	(68,222,716)
Triumph Bancorp. Inc.	—	1,608,348	(165,739)	1,442,609	42,398,279	—	(704,066)	(15,826,227)
Triumph Group Inc.	2,418,924	528,099	(16,970)	2,930,053	55,846,810	429,423	24,123	(16,310,804)

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
TrueBlue Inc.	1,993,919	946,528	(562,462)	2,377,985	$56,215,566	$—	$64,087	$(5,741,190)
TrustCo Bank Corp. NY	4,753,725	1,371,079	(466,055)	5,658,749	43,911,892	1,453,672	277,390	(4,376,725)
TTM Technologies Inc.	4,492,843	1,829,883	(821,374)	5,501,352	64,530,859	—	468,511	(20,291,245)
U.S. Concrete Inc.	765,998	370,828	(209,276)	927,550	38,419,121	—	(5,440,894)	(11,642,406)
U.S. Ecology Inc.	1,067,123	417,911	(183,077)	1,301,957	72,883,553	856,175	1,871,972	(720,335)
U.S.Physical Therapy Inc.	613,278	251,010	(112,968)	751,320	78,911,140	667,024	3,546,647	11,005,009
U.S. Silica Holdings Inc	3,633,299	4,470,002	(3,773,140)	4,330,161	75,171,595	1,043,891	(51,625,248)	11,572,637
Ultra Clean Holdings Inc	1,870,683	1,047,994	(635,249)	2,283,428	23,633,480	—	(5,950,623)	(13,136,969)
UniFirst Corp./MA	750,848	296,792	(141,332)	906,308	139,118,278	386,371	2,857,755	(11,164,574)
Unisys Corp.	—	3,365,946	(323,266)	3,042,680	35,508,076	—	(256,525)	(19,972,835)
Unit Corp.	2,603,434	1,022,303	(394,421)	3,231,316	46,013,940	—	509,812	(19,542,135)
United Community Banks Inc./GA	3,576,683	653,470	(45,790)	4,184,363	104,316,170	2,474,840	318,039	(27,607,204)
United Fire Group Inc.	795,928	535,555	(62,169)	1,269,314	55,481,715	3,667,834	1,171,310	(8,805,707)
United Natural Foods Inc.	—	3,704,326	(690,893)	3,013,433	39,837,584	—	(7,411,955)	(24,827,508)
Universal Corp./VA	1,225,880	478,464	(226,323)	1,478,021	85,178,350	3,766,154	1,282,029	9,608,009
Universal Electronics Inc.	702,244	279,318	(170,780)	810,782	30,120,551	—	(3,892,577)	(6,377,578)
Universal Forest Products Inc.	2,978,018	1,044,943	(432,396)	3,590,565	107,321,988	1,183,203	2,806,854	(13,183,261)
Universal Health Realty Income Trust	627,154	235,383	(114,652)	747,885	56,622,373	1,924,924	1,723,076	9,277,816
Universal Insurance Holdings Inc.	1,577,587	654,147	(328,167)	1,903,567	59,010,577	1,335,686	4,923,991	(8,235,509)
Urstadt Biddle Properties Inc., Class A	1,452,263	566,668	(267,481)	1,751,450	36,149,928	1,357,806	(19,274)	1,751,974
Vanda Pharmaceuticals Inc.	—	3,363,179	(275,704)	3,087,475	56,809,540	—	(449,094)	(14,234,036)
Varex Imaging Corp.	1,840,208	754,501	(336,293)	2,258,416	76,515,134	—	(462,500)	(3,007,149)
Veeco Instruments Inc.	2,346,790	1,556,512	(1,052,839)	2,850,463	30,899,019	—	(20,493,437)	6,086,896
Viad Corp.	991,048	384,649	(177,144)	1,198,553	67,466,548	455,844	2,508,064	1,582,557
Viavi Solutions Inc.	10,918,928	4,565,238	(2,097,379)	13,386,787	165,728,423	—	4,502,572	29,398,043
Virtus Investment Partners Inc.	350,977	141,376	(78,271)	414,082	40,393,699	794,586	(1,044,580)	(9,669,643)
Virtusa Corp.	1,334,870	546,179	(252,406)	1,628,643	87,050,968	—	3,841,597	3,867,858
Vista Outdoor Inc.	2,785,913	1,166,646	(580,784)	3,371,775	27,007,918	—	(3,122,267)	(24,332,474)
Vitamin Shoppe Inc.(b)	1,168,461	506,106	(709,428)	965,139	N/A	—	(8,104,127)	11,222,591
Wabash National Corp.	2,810,148	1,137,477	(691,654)	3,255,971	44,118,407	934,868	(1,983,655)	(21,302,165)
Waddell & Reed Financial Inc., Class A	3,471,343	2,188,430	(1,138,302)	4,521,471	78,176,234	4,338,848	(201,136)	(12,221,313)
WageWorks Inc.	1,932,598	1,014,176	(612,324)	2,334,450	88,148,832	—	(13,733,646)	(5,904,625)
Walker & Dunlop Inc.	1,362,966	579,864	(294,536)	1,648,294	83,914,648	1,658,395	3,143,928	(15,896,041)
Washington Prime Group Inc.	—	12,714,387	(1,663,175)	11,051,212	62,439,348	9,679,645	(1,411,804)	(13,184,801)
Watts Water Technologies Inc., Class A	1,339,671	546,643	(265,544)	1,620,770	130,990,631	1,300,416	3,028,077	1,860,195
WD-40 Co.	673,795	269,952	(132,480)	811,267	137,461,081	1,673,680	7,685,501	19,637,673
Westamerica Bancorp.	1,296,034	406,967	(132,527)	1,570,474	97,055,293	2,327,678	546,396	4,740,935
Whitestone REIT	1,938,644	811,312	(358,706)	2,391,250	28,742,825	2,493,090	134,793	2,711,615
Whiting Petroleum Corp.	—	5,378,782	(26,163)	5,352,619	139,917,461	—	22,068	3,269,955
William Lyon Homes, Class A	1,398,839	768,833	(250,434)	1,917,238	29,467,948	—	(1,198,330)	(17,944,333)
Wingstop Inc.	1,417,572	607,504	(303,360)	1,721,716	130,902,067	5,581,891	4,963,048	41,320,472
Winnebago Industries Inc.	1,409,752	583,044	(263,893)	1,728,903	53,855,328	635,191	(312,613)	(10,009,033)
Wolverine World Wide Inc.	4,664,233	1,850,586	(1,140,462)	5,374,357	192,025,776	1,793,903	5,965,439	26,995,751
World Wrestling Enterainment Inc.	1,948,934	298,360	(2,247,294)	—	—	254,468	118,764,641	(29,730,189)
Xenia Hotels & Resorts Inc.	—	6,607,784	—	6,607,784	144,776,547	—	—	(33,007)
XO Group Inc.	1,188,736	369,409	(1,558,145)	—	—	—	22,857,741	(4,676,292)
Xperi Corp.	2,379,752	1,347,588	(874,533)	2,852,807	66,755,684	2,140,967	(14,203,842)	22,642,064

					$38,635,419,437	$599,857,219	$1,043,607,140	$(1,350,608,051)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	The Fund held less than 5% at the end of the year.
(c)	Formerly the Depomed Inc.
(d)	Formerly the BoFI Holding Inc.
(e)	Net of purchases and sales.

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

(f)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(g)	Formerly the DSW Inc., Class A.
(h)	Formerly the Korn/Ferry International.
(i)	Formerly the Strayer Education Inc.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	1,127	06/21/19	$86,993	$856,062

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$856,062

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(2,673,905)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,328,678

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$90,985,911

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,971,524,747	$—	$710,360	$42,972,235,107
Money Market Funds	2,481,123,777	—	—	2,481,123,777

	$45,452,648,524	$—	$710,360	$45,453,358,884

Derivative financial instruments(a)
Assets
Futures Contracts	$856,062	$—	$—	$856,062

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	345,440	$131,757,725	0.7%
Other securities		310,289,645	1.7

		442,047,370	2.4

Air Freight & Logistics
Other securities		104,437,047	0.6

Airlines
Other securities		72,458,949	0.4

Auto Components
Other securities		53,323,016	0.3

Automobiles
Other securities		85,791,535	0.5

Banks
Bank of America Corp.	5,914,608	163,184,035	0.9
Citigroup Inc.	1,547,401	96,279,290	0.5
JPMorgan Chase & Co.	2,158,322	218,486,936	1.2
Wells Fargo & Co.	2,696,418	130,290,918	0.7
Other securities		414,713,815	2.2

		1,022,954,994	5.5

Beverages
Coca-Cola Co. (The)	2,527,837	118,454,442	0.6
PepsiCo Inc.	923,576	113,184,239	0.6
Other securities		56,605,680	0.3

		288,244,361	1.5

Biotechnology
AbbVie Inc.	970,666	78,225,973	0.4
Amgen Inc.	408,434	77,594,291	0.4
Other securities		379,362,220	2.1

		535,182,484	2.9

Building Products
Other securities		77,202,926	0.4

Capital Markets
BlackRock Inc.(a)	80,215	34,281,485	0.2
Other securities		446,844,537	2.4

		481,126,022	2.6

Chemicals
DowDuPont Inc.	1,480,997	78,951,950	0.4
Other securities		290,570,173	1.6

		369,522,123	2.0

Commercial Services & Supplies
Other securities		103,845,209	0.6

Communications Equipment
Cisco Systems Inc.	2,897,316	156,426,091	0.9
Other securities		70,344,122	0.3

		226,770,213	1.2

Construction & Engineering
Other securities		32,296,825	0.2

Construction Materials
Other securities		23,030,255	0.1

Consumer Finance
Other securities		132,527,585	0.7

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$76,938,881	0.4%

Distributors
Other securities		22,116,683	0.1

Diversified Consumer Services
Other securities		35,706,663	0.2

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	1,278,208	256,779,205	1.4
Other securities		12,807,083	0.0

		269,586,288	1.4

Diversified Telecommunication Services
AT&T Inc.	4,792,458	150,291,483	0.8
Verizon Communications Inc.	2,720,856	160,884,215	0.9
Other securities		18,296,350	0.1

		329,472,048	1.8

Electric Utilities
Other securities		336,643,828	1.8

Electrical Equipment
Other securities		103,977,978	0.6

Electronic Equipment, Instruments & Components
Other securities		157,330,621	0.8

Energy Equipment & Services
Other securities		114,241,490	0.6

Entertainment
Netflix Inc.(b)	287,419	102,482,119	0.6
Walt Disney Co. (The)	1,154,919	128,230,657	0.7
Other securities		84,635,355	0.4

		315,348,131	1.7

Equity Real Estate Investment Trusts (REITs)
Other securities		735,710,066	3.9

Food & Staples Retailing
Walmart Inc.	935,693	91,258,138	0.5
Other securities		155,401,977	0.8

		246,660,115	1.3

Food Products
Other securities		216,777,542	1.2

Gas Utilities
Other securities		33,145,074	0.2

Health Care Equipment & Supplies
Abbott Laboratories	1,157,266	92,511,844	0.5
Medtronic PLC	880,368	80,183,917	0.4
Other securities		461,934,076	2.5

		634,629,837	3.4

Health Care Providers & Services
UnitedHealth Group Inc.	629,663	155,690,473	0.8
Other securities		317,502,808	1.7

		473,193,281	2.5

Health Care Technology
Other securities		37,344,438	0.2

Hotels, Restaurants & Leisure
McDonald’s Corp.	502,624	95,448,298	0.5

S C H E D U L E O F I N V E S T M E N T S	45

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$291,365,965	1.6%

		386,814,263	2.1

Household Durables
Other securities		81,814,178	0.4

Household Products
Procter & Gamble Co. (The)	1,646,358	171,303,550	0.9
Other securities		98,069,173	0.5

		269,372,723	1.4

Independent Power and Renewable Electricity Producers
Other securities		27,294,038	0.1

Industrial Conglomerates
3M Co.	378,566	78,658,443	0.4
Honeywell International Inc.	481,185	76,469,920	0.4
Other securities		86,045,059	0.5

		241,173,422	1.3

Insurance
Other securities		482,373,920	2.6

Interactive Media & Services
Alphabet Inc., Class A(b)	196,362	231,096,474	1.2
Alphabet Inc., Class C, NVS(b)	202,307	237,368,826	1.3
Facebook Inc., Class A(b)	1,567,692	261,318,579	1.4
Other securities		47,820,913	0.2

		777,604,792	4.1

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	271,035	482,645,576	2.6
Other securities		109,644,159	0.6

		592,289,735	3.2

IT Services
Accenture PLC, Class A	419,191	73,786,000	0.4
International Business Machines Corp.	584,940	82,535,034	0.4
Mastercard Inc., Class A	593,029	139,628,678	0.8
PayPal Holdings Inc.(b)	770,467	80,005,293	0.4
Visa Inc., Class A	1,150,573	179,707,997	1.0
Other securities		385,649,281	2.0

		941,312,283	5.0

Leisure Products
Other securities		19,971,548	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	263,779	72,201,588	0.4
Other securities		120,710,350	0.6

		192,911,938	1.0

Machinery
Other securities		361,476,678	1.9

Marine
Other securities		3,940,944	0.0

Media
Comcast Corp., Class A	2,967,490	118,640,250	0.7
Other securities		169,181,517	0.8

		287,821,767	1.5

Metals & Mining
Other securities		71,606,746	0.4

Mortgage Real Estate Investment
PennyMac Mortgage Investment Trust(a)	39,655	821,255	0.0

Security	Shares	Value	% of Net Assets

Mortgage Real Estate Investment (continued)
Other securities		$45,727,348	0.2%

		46,548,603	0.2

Multi-Utilities
Other securities		181,766,586	1.0

Multiline Retail
Other securities		85,576,887	0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	1,248,923	153,842,335	0.8
Exxon Mobil Corp.	2,785,635	225,079,308	1.2
Other securities		458,997,963	2.5

		837,919,606	4.5

Paper & Forest Products
Other securities		8,357,531	0.0

Personal Products
Other securities		37,876,135	0.2

Pharmaceuticals
Eli Lilly & Co.	567,916	73,692,780	0.4
Johnson & Johnson	1,747,905	244,339,640	1.3
Merck & Co. Inc.	1,690,712	140,616,517	0.8
Pfizer Inc.	3,636,585	154,445,765	0.8
Other securities		176,786,314	0.9

		789,881,016	4.2

Professional Services
Other securities		92,360,935	0.5

Real Estate Management & Development
Other securities		26,722,940	0.1

Road & Rail
Union Pacific Corp.	474,175	79,282,060	0.4
Other securities		110,981,321	0.6

		190,263,381	1.0

Semiconductors & Semiconductor Equipment
Broadcom Inc.	260,495	78,333,451	0.4
Intel Corp.	2,960,005	158,952,268	0.9
Other securities		445,892,503	2.3

		683,178,222	3.6

Software
Adobe Inc.(b)	321,651	85,716,775	0.5
Microsoft Corp.	5,044,605	594,960,714	3.2
Oracle Corp.	1,674,487	89,936,697	0.5
salesforce.com Inc.(b)	503,481	79,736,286	0.4
Other securities		413,614,817	2.1

		1,263,965,289	6.7

Specialty Retail
Home Depot Inc. (The)	742,212	142,423,061	0.8
Other securities		286,527,117	1.5

		428,950,178	2.3

Technology Hardware, Storage & Peripherals
Apple Inc.	2,945,196	559,439,980	3.0
Other securities		80,135,701	0.4

		639,575,681	3.4

Textiles, Apparel & Luxury Goods
Other securities		150,102,734	0.8

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Thrifts & Mortgage Finance
Other securities		$37,663,292	0.2%

Tobacco
Philip Morris International Inc.	1,021,719	90,309,742	0.5
Other securities		73,121,160	0.4

		163,430,902	0.9

Trading Companies & Distributors
Other securities		60,102,172	0.3

Transportation Infrastructure
Other securities		2,076,911	0.0

Water Utilities
Other securities		24,199,582	0.1

Wireless Telecommunication Services
Other securities		21,109,404	0.1

Total Common Stocks (Cost: $16,312,470,551)		18,698,990,840	99.7

Warrants

Energy Equipment & Services
Other securities		—	0.0

Oil, Gas & Consumable Fuels
Other securities		70	0.0

Total Warrants (Cost: $0)		70	0.0

Security	Shares	Value	% of Net Assets

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(a)(c)(d)	348,262,905	$348,402,210	1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(c)	30,421,817	30,421,817	0.2

		378,824,027	2.0

Total Short-Term Investments (Cost: $378,710,133)		378,824,027	2.0

Total Investments In Securities (Cost: $16,691,180,684)		19,077,814,937	101.7

Other Assets, Less Liabilities		(327,128,662)	(1.7)

Net Assets		$18,750,686,275	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	314,387,201	33,875,704	(b)	—	348,262,905	$348,402,210	$3,178,378	(c)	$9,055		$138,294
BlackRock Cash Funds: Treasury, SL Agency Shares	15,815,552	14,606,265	(b)	—	30,421,817	30,421,817	695,214		—		—
BlackRock Inc.	58,445	31,024		(9,254)	80,215	34,281,485	862,967		852,763		(7,939,495)
PennyMac Mortgage Investment Trust	17,833	26,449		(4,627)	39,655	821,255	55,082		18,832		62,426
PNC Financial Services Group Inc. (The)(d)	228,036	115,708		(44,258)	299,486	N/A	911,546		1,256,788		(9,145,919)

						$413,926,767	$5,703,187		$2,137,438		$(16,884,694)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	343	06/21/19	$48,668	$1,157,511

S C H E D U L E O F I N V E S T M E N T S	47

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	27	06/21/19	$5,133	$85,442

				$1,242,953

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$1,242,953

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$986,655

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,437,900

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$39,576,388

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$18,698,933,629	$45,757		$11,454	$18,698,990,840
Warrants	—	0	(a)	70	70
Money Market Funds	378,824,027	—		—	378,824,027

	$19,077,757,656	$45,757		$11,524	$19,077,814,937

Derivative financial instruments(b)
Assets
Futures Contracts	$1,242,953	$—		$—	$1,242,953

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	233,027	$88,881,158	1.5%
Other securities		74,165,764	1.2

		163,046,922	2.7

Air Freight & Logistics
Other securities		32,834,872	0.5

Auto Components
Other securities		7,356,373	0.1

Banks
U.S. Bancorp.	667,280	32,156,223	0.6
Other securities		26,295,191	0.4

		58,451,414	1.0

Beverages
Coca-Cola Co. (The)	887,378	41,582,533	0.7
PepsiCo Inc.	380,012	46,570,471	0.8
Other securities		27,494,633	0.4

		115,647,637	1.9

Biotechnology
AbbVie Inc.	340,180	27,415,106	0.5
Amgen Inc.	182,149	34,604,667	0.6
Other securities		73,697,380	1.2

		135,717,153	2.3

Building Products
Other securities		9,598,127	0.2

Capital Markets
Other securities		106,868,198	1.8

Chemicals
Linde PLC	163,738	28,806,426	0.5
Other securities		75,974,174	1.2

		104,780,600	1.7

Commercial Services & Supplies
Other securities		39,346,262	0.7

Communications Equipment
Cisco Systems Inc.	1,952,298	105,404,569	1.8
Other securities		26,883,829	0.4

		132,288,398	2.2

Construction & Engineering
Other securities		558,096	0.0

Construction Materials
Other securities		7,392,749	0.1

Consumer Finance
Other securities		26,658,271	0.4

Containers & Packaging
Other securities		10,572,233	0.2

Distributors
Other securities		2,881,366	0.0

Diversified Consumer Services
Other securities		6,359,670	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(a)	413,960	83,160,424	1.4

Security	Shares	Value	% of Net Assets

Diversified Telecommunication Services
Verizon Communications Inc.	1,832,542	$108,358,208	1.8%

Electric Utilities
NextEra Energy Inc.	212,068	40,996,986	0.7
Other securities		23,096,910	0.4

		64,093,896	1.1

Electrical Equipment
Other securities		23,680,801	0.4

Electronic Equipment, Instruments & Components
Other securities		27,678,676	0.5

Energy Equipment & Services
Other securities		3,089,479	0.1

Entertainment
Netflix Inc.(a)	193,635	69,042,496	1.2
Walt Disney Co. (The)	433,698	48,153,489	0.8
Other securities		17,645,142	0.3

		134,841,127	2.3

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	195,647	38,554,198	0.7
Other securities		186,623,065	3.1

		225,177,263	3.8

Food & Staples Retailing
Other securities		8,811,118	0.1

Food Products
Other securities		34,887,879	0.6

Gas Utilities
Other securities		11,594,505	0.2

Health Care Equipment & Supplies
Abbott Laboratories	778,928	62,267,504	1.0
Intuitive Surgical Inc.(a)	50,780	28,974,052	0.5
Medtronic PLC	594,802	54,174,566	0.9
Other securities		185,934,414	3.1

		331,350,536	5.5

Health Care Providers & Services
Other securities		73,660,516	1.2

Health Care Technology
Other securities		9,423,779	0.2

Hotels, Restaurants & Leisure
McDonald’s Corp.	339,417	64,455,288	1.1
Other securities		83,957,230	1.4

		148,412,518	2.5

Household Durables
Other securities		8,913,927	0.1

Household Products
Procter & Gamble Co. (The)	621,291	64,645,329	1.1
Other securities		42,718,790	0.7

		107,364,119	1.8

Independent Power and Renewable Electricity Producers
Other securities		5,307,579	0.1

Industrial Conglomerates
3M Co.	130,240	27,061,267	0.5
Honeywell International Inc.	161,670	25,692,596	0.4

S C H E D U L E O F I N V E S T M E N T S	49

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Industrial Conglomerates (continued)
Other securities		$17,746,225	0.3%

		70,500,088	1.2

Insurance
Other securities		51,170,515	0.9

Interactive Media & Services
Alphabet Inc., Class A(a)	132,767	156,252,155	2.6
Alphabet Inc., Class C, NVS(a)	136,324	159,950,312	2.7
Facebook Inc., Class A(a)	1,057,981	176,354,853	3.0
Other securities		13,687,396	0.2

		506,244,716	8.5

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	182,991	325,861,224	5.4
Other securities		25,920,463	0.5

		351,781,687	5.9

IT Services
Automatic Data Processing Inc.	193,198	30,861,449	0.5
Mastercard Inc., Class A	400,337	94,259,347	1.6
PayPal Holdings Inc.(a)(b)	520,316	54,029,613	0.9
Visa Inc., Class A(b)	776,201	121,234,834	2.0
Other securities		129,210,542	2.2

		429,595,785	7.2

Leisure Products
Other securities		3,470,176	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	178,542	48,870,516	0.8
Other securities		57,468,138	1.0

		106,338,654	1.8

Machinery
Other securities		49,719,637	0.8

Marine
Other securities		806,005	0.0

Media
Comcast Corp., Class A	921,411	36,838,012	0.6
Other securities		19,840,283	0.3

		56,678,295	0.9

Metals & Mining
Other securities		6,825,948	0.1

Multi-Utilities
Other securities		32,663,646	0.5

Multiline Retail
Other securities		18,296,159	0.3

Oil, Gas & Consumable Fuels
ConocoPhillips	503,103	33,577,094	0.6
Exxon Mobil Corp.	1,052,297	85,025,597	1.4
Other securities		91,288,422	1.5

		209,891,113	3.5

Paper & Forest Products
Other securities		657,699	0.0

Personal Products
Other securities		11,429,032	0.2

Pharmaceuticals
Eli Lilly & Co.	383,433	49,754,266	0.8

Security	Shares	Value	% of Net Assets

Pharmaceuticals (continued)
Johnson & Johnson	696,848	$97,412,382	1.6%
Merck & Co. Inc.	1,144,770	95,210,521	1.6
Pfizer Inc.	2,462,215	104,570,271	1.8
Other securities		31,631,636	0.5

		378,579,076	6.3

Professional Services
Other securities		24,454,137	0.4

Road & Rail
CSX Corp.	343,643	25,711,369	0.4
Union Pacific Corp.	320,600	53,604,320	0.9
Other securities		25,399,346	0.4

		104,715,035	1.7

Semiconductors & Semiconductor Equipment
Broadcom Inc.	175,667	52,824,824	0.9
Intel Corp.	1,336,256	71,756,947	1.2
NVIDIA Corp.	142,662	25,616,389	0.4
Texas Instruments Inc.	274,700	29,137,429	0.5
Other securities		84,068,352	1.4

		263,403,941	4.4

Software
Adobe Inc.(a)	216,306	57,643,386	1.0
Intuit Inc.	114,900	30,036,009	0.5
Microsoft Corp.	3,402,615	401,304,413	6.7
Oracle Corp.	565,050	30,348,835	0.5
salesforce.com Inc.(a)	339,277	53,731,298	0.9
Other securities		82,635,637	1.4

		655,699,578	11.0

Specialty Retail
Home Depot Inc. (The)	230,434	44,217,980	0.7
TJX Companies Inc. (The)	548,838	29,203,670	0.5
Other securities		81,690,446	1.4

		155,112,096	2.6

Technology Hardware, Storage & Peripherals
Other securities		11,079,847	0.2

Textiles, Apparel & Luxury Goods
Other securities		45,687,259	0.8

Thrifts & Mortgage Finance
Other securities		1,133,781	0.0

Tobacco
Philip Morris International Inc.	351,608	31,078,631	0.5

Trading Companies & Distributors
Other securities		18,039,991	0.3

Water Utilities
Other securities		6,578,185	0.1

Total Common Stocks (Cost: $5,058,977,688)		5,971,795,403	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	129,233,582	129,285,276	2.1

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	10,368,252	$10,368,252	0.2%

		139,653,528	2.3

Total Short-Term Investments (Cost: $139,637,008)		139,653,528	2.3

Total Investments In Securities (Cost: $5,198,614,696)		6,111,448,931	102.1

Other Assets, Less Liabilities		(125,658,551)	(2.1)

Net Assets		$5,985,790,380	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	19,432,035	109,801,547	(b)	—	129,233,582	$129,285,276	$327,440	(c)	$(5,156)	$18,153
BlackRock Cash Funds: Treasury, SL Agency Shares	3,276,788	7,091,464	(b)	—	10,368,252	10,368,252	160,404		—	—
BlackRock Inc.	21,137	11,520		(32,657)	—	—	240,817		(2,749,521)	(1,873,434)

						$139,653,528	$728,661		$(2,754,677)	$(1,855,281)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	114	06/21/19	$16,175	$340,485

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$340,485

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	51

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Growth ETF

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$241,882

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$568,267

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,365,724

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,971,795,403	$—	$—	$5,971,795,403
Money Market Funds	139,653,528	—	—	139,653,528

	$6,111,448,931	$—	$—	$6,111,448,931

Derivative financial instruments(a)
Assets
Futures Contracts	$340,485	$—	$—	$340,485

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
United Technologies Corp.	184,979	$23,841,943	0.5%
Other securities		87,498,956	1.6

		111,340,899	2.1

Air Freight & Logistics
Other securities		34,299,991	0.7

Airlines
Other securities		43,988,573	0.8

Auto Components
Other securities		12,696,735	0.2

Automobiles
General Motors Co	575,251	21,341,812	0.4
Other securities		19,000,503	0.4

		40,342,315	0.8

Banks
Bank of America Corp.	3,942,030	108,760,608	2.1
Citigroup Inc.	1,031,965	64,208,862	1.2
JPMorgan Chase & Co.	1,436,900	145,457,387	2.8
PNC Financial Services Group Inc. (The)	199,068	24,417,681	0.5
Wells Fargo & Co.	1,796,860	86,824,275	1.7
Other securities		121,441,458	2.3

		551,110,271	10.6

Beverages
Coca-Cola Co. (The)	810,531	37,981,483	0.7
PepsiCo Inc.	240,413	29,462,613	0.6
Other securities		4,932,578	0.1

		72,376,674	1.4

Biotechnology
AbbVie Inc.	310,723	25,041,166	0.5
Gilead Sciences Inc.	559,757	36,389,802	0.7
Other securities		55,523,863	1.0

		116,954,831	2.2

Building Products
Other securities		27,200,795	0.5

Capital Markets
BlackRock Inc.(a)	53,402	22,822,413	0.4
CME Group Inc.	157,009	25,840,541	0.5
Goldman Sachs Group Inc. (The)	150,303	28,856,673	0.6
Morgan Stanley	569,925	24,050,835	0.5
Other securities		87,332,553	1.6

		188,903,015	3.6

Chemicals
DowDuPont Inc.	989,501	52,750,298	1.0
Other securities		68,526,832	1.3

		121,277,130	2.3

Commercial Services & Supplies
Other securities		13,011,657	0.3

Communications Equipment
Other securities		9,781,316	0.2

Construction & Engineering
Other securities		16,992,299	0.3

Construction Materials
Other securities		6,748,460	0.1

Security	Shares	Value	% of Net Assets

Consumer Finance
Other securities		$47,189,700	0.9%

Containers & Packaging
Other securities		32,525,305	0.6

Distributors
Other securities		11,087,247	0.2

Diversified Consumer Services
Other securities		2,438,868	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	443,750	89,144,938	1.7
Other securities		2,177,028	0.1

		91,321,966	1.8

Diversified Telecommunication Services
AT&T Inc.	3,196,838	100,252,840	1.9
Other securities		4,985,262	0.1

		105,238,102	2.0

Electric Utilities
Duke Energy Corp.	319,048	28,714,320	0.6
Southern Co. (The)	454,018	23,463,650	0.5
Other securities		102,626,274	1.9

		154,804,244	3.0

Electrical Equipment
Other securities		37,138,205	0.7

Electronic Equipment, Instruments & Components
Other securities		51,861,300	1.0

Energy Equipment & Services
Schlumberger Ltd.	608,234	26,500,755	0.5
Other securities		34,493,619	0.7

		60,994,374	1.2

Entertainment
Walt Disney Co. (The)	339,401	37,683,693	0.7
Other securities		27,555,860	0.6

		65,239,553	1.3

Equity Real Estate Investment Trusts (REITs)
Other securities		161,561,465	3.1

Food & Staples Retailing
Costco Wholesale Corp.	193,309	46,807,841	0.9
Walmart Inc.	624,736	60,930,502	1.2
Walgreens Boots Alliance Inc.	351,926	22,266,358	0.4
Other securities		16,986,980	0.3

		146,991,681	2.8

Food Products
Mondelez International Inc., Class A	633,772	31,637,898	0.6
Other securities		66,921,598	1.3

		98,559,496	1.9

Gas Utilities
Other securities		8,050,052	0.2

Health Care Equipment & Supplies
Other securities		63,973,969	1.2

Health Care Providers & Services
Anthem Inc.	112,790	32,368,474	0.6
CVS Health Corp.	569,223	30,698,196	0.6
UnitedHealth Group Inc.	421,093	104,119,455	2.0

S C H E D U L E O F I N V E S T M E N T S	53

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services (continued)
Other securities		$63,265,250	1.2%

		230,451,375	4.4

Health Care Technology
Other securities		1,529,022	0.0

Hotels, Restaurants & Leisure
Other securities		75,069,885	1.4

Household Durables
Other securities		34,326,375	0.7

Household Products
Procter & Gamble Co. (The)	483,040	50,260,312	1.0
Other securities		20,385,590	0.4

		70,645,902	1.4

Independent Power and Renewable Electricity Producers
Other securities		5,235,787	0.1

Industrial Conglomerates
3M Co.	123,818	25,726,904	0.5
General Electric Co.	3,820,220	38,163,998	0.7
Honeywell International Inc.	159,980	25,424,021	0.5
Other securities		1,092,912	0.0

		90,407,835	1.7

Insurance
Chubb Ltd.	201,160	28,178,493	0.5
Other securities		198,371,140	3.9

		226,549,633	4.4

Interactive Media & Services
Other securities		1,098,955	0.0

Internet & Direct Marketing Retail
Other securities		28,912,325	0.6

IT Services
Accenture PLC, Class A	151,061	26,589,757	0.5
International Business Machines Corp.	390,517	55,101,949	1.1
Other securities		45,383,329	0.8

		127,075,035	2.4

Leisure Products
Other securities		6,903,155	0.1

Life Sciences Tools & Services
Other securities		18,199,025	0.4

Machinery
Caterpillar Inc.	252,577	34,221,658	0.7
Deere & Co.	139,770	22,340,837	0.4
Other securities		94,118,615	1.8

		150,681,110	2.9

Marine
Other securities		976,205	0.0

Media
Comcast Corp., Class A	1,070,319	42,791,354	0.8
Other securities		53,448,961	1.1

		96,240,315	1.9

Metals & Mining
Other securities		32,571,547	0.6

Multi-Utilities
Other securities		87,568,638	1.7

Security	Shares	Value	% of Net Assets

Multiline Retail
Other securities		$37,882,101	0.7%

Oil, Gas & Consumable Fuels
Chevron Corp.	833,842	102,712,658	2.0
EOG Resources Inc.	254,556	24,228,640	0.5
Exxon Mobil Corp.	818,138	66,105,550	1.3
Other securities		125,938,555	2.3

		318,985,403	6.1

Paper & Forest Products
Other securities		2,186,625	0.0

Personal Products
Other securities		9,075,290	0.2

Pharmaceuticals
Johnson & Johnson	479,174	66,983,734	1.3
Other securities		59,801,910	1.1

		126,785,644	2.4

Professional Services
Other securities		13,150,504	0.3

Real Estate Management & Development
Other securities		10,510,682	0.2

Road & Rail
Other securities		18,966,367	0.4

Semiconductors & Semiconductor Equipment
Intel Corp.	651,257	34,972,501	0.7
NVIDIA Corp.	124,993	22,443,743	0.4
Other securities		111,231,688	2.1

		168,647,932	3.2

Software
Oracle Corp.	559,124	30,030,550	0.6
Other securities		17,706,510	0.3

		47,737,060	0.9

Specialty Retail
Home Depot Inc. (The)	267,674	51,363,964	1.0
Other securities		57,844,208	1.1

		109,208,172	2.1

Technology Hardware, Storage & Peripherals
Apple Inc.	1,965,833	373,409,978	7.2
Other securities		34,744,778	0.6

		408,154,756	7.8

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	270,682	22,794,131	0.4
Other securities		17,252,989	0.4

		40,047,120	0.8

Thrifts & Mortgage Finance
Other securities		3,414,433	0.1

Tobacco
Altria Group Inc.	822,593	47,241,516	0.9
Philip Morris International Inc.	334,279	29,546,921	0.6

		76,788,437	1.5

Trading Companies & Distributors
Other securities		5,719,928	0.1

Water Utilities
Other securities		4,636,404	0.1

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$1,286,112	0.0%

Total Common Stocks (Cost: $4,905,293,290)		5,193,625,582	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(a)(c)(d)	37,706,307	37,721,390	0.7
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(c)	7,711,237	7,711,237	0.2

		45,432,627	0.9

Total Short-Term Investments (Cost: $45,424,042)		45,432,627	0.9

Total Investments In Securities (Cost: $4,950,717,332)		5,239,058,209	100.6

Other Assets, Less Liabilities		(30,708,727)	(0.6)

Net Assets		$5,208,349,482	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	32,013,467	5,692,840	(b)	—	37,706,307	$37,721,390	$172,967	(c)	$(743)	$11,423
BlackRock Cash Funds: Treasury, SL Agency Shares	4,882,215	2,829,022	(b)	—	7,711,237	7,711,237	194,366		—	—
BlackRock Inc.	15,108	44,623		(6,329)	53,402	22,822,413	342,869		358,335	(626,599)
PNC Financial Services Group Inc. (The)(d)	140,898	130,039		(71,869)	199,068	N/A	622,126		(718,441)	(3,967,477)

						$68,255,040	$1,332,328		$(360,849)	$(4,582,653)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	71	06/21/19	$10,074	$274,712
S&P MidCap 400 E-Mini	23	06/21/19	4,372	78,703

				$353,415

S C H E D U L E O F I N V E S T M E N T S	55

Summary Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$353,415

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$514,618

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$661,660

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,873,994

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$5,193,625,582	$—	$0	(a)	$5,193,625,582
Money Market Funds	45,432,627	—	—		45,432,627

	$5,239,058,209	$—	$0	(a)	$5,239,058,209

Derivative financial instruments(b)
Assets
Futures Contracts	$353,415	$—	$—		$353,415

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

March 31, 2019

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$168,545,734,529	$48,124,073,434	$6,817,939,447	$18,663,888,170
Affiliated(c)	1,442,435,189	2,407,010,558	38,635,419,437	413,926,767
Cash	1,317,594	13,929,681	1,662,406	90,933
Cash pledged:
Futures contracts	18,010,800	5,019,100	5,029,000	2,254,790
Receivables:
Investments sold	6,867,696	65,032,817	162,193,710	194,643
Securities lending income — Affiliated	2,865,792	585,195	1,237,461	646,594
Variation margin on futures contracts	2,496,671	354,536	228,592	270,637
Capital shares sold	—	—	11,287,753	771,957
Dividends	149,597,742	46,258,327	49,757,265	17,578,424

Total assets	170,169,326,013	50,662,263,648	45,684,755,071	19,099,622,915

LIABILITIES
Collateral on securities loaned, at value	812,688,075	2,341,723,679	2,418,215,054	348,363,533
Payables:
Investments purchased	2,719,493	104,171,412	185,882,636	101,300
Capital shares redeemed	1,156,751	7,190,261	13,995,183	363
Investment advisory fees	5,595,430	2,849,140	2,579,215	471,444

Total liabilities	822,159,749	2,455,934,492	2,620,672,088	348,936,640

NET ASSETS	$169,347,166,264	$48,206,329,156	$43,064,082,983	$18,750,686,275

NET ASSETS CONSIST OF:
Paid-in capital	$153,492,878,569	$45,801,199,880	$42,251,146,320	$16,699,821,310
Accumulated earnings	15,854,287,695	2,405,129,276	812,936,663	2,050,864,965

NET ASSETS	$169,347,166,264	$48,206,329,156	$43,064,082,983	$18,750,686,275

Shares outstanding	595,100,000	254,600,000	558,300,000	291,150,000

Net asset value	$284.57	$189.34	$77.13	$64.40

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$805,577,165	$2,302,109,337	$2,354,225,385	$341,971,616
(b) Investments, at cost — Unaffiliated	$150,833,619,894	$44,423,486,841	$6,629,672,492	$16,278,206,293
(c) Investments, at cost — Affiliated	$1,443,980,155	$2,406,260,711	$36,253,479,619	$412,974,391

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Assets and Liabilities  (continued)

March 31, 2019

	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,971,795,403	$5,170,803,169
Affiliated(c)	139,653,528	68,255,040
Cash	56,697	958,903
Cash pledged:
Futures contracts	666,620	683,190
Receivables:
Securities lending income — Affiliated	183,358	8,646
Variation margin on futures contracts	86,455	73,436
Dividends	3,873,875	6,124,341

Total assets	6,116,315,936	5,246,906,725

LIABILITIES
Collateral on securities loaned, at value	129,283,031	37,721,235
Payables:
Investments purchased	1,044,056	660,364
Investment advisory fees	198,469	175,644

Total liabilities	130,525,556	38,557,243

NET ASSETS	$5,985,790,380	$5,208,349,482

NET ASSETS CONSIST OF:
Paid-in capital	$5,364,296,157	$5,218,525,462
Accumulated earnings (loss)	621,494,223	(10,175,980)

NET ASSETS	$5,985,790,380	$5,208,349,482

Shares outstanding	99,250,000	95,000,000

Net asset value	$60.31	$54.82

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$127,742,163	$37,181,393
(b) Investments, at cost — Unaffiliated	$5,058,977,688	$4,884,032,180
(c) Investments, at cost — Affiliated	$139,637,008	$66,685,152

See notes to financial statements.

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended March 31, 2019

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,058,940,806	$726,087,528	$2,818,440	$291,256,727
Dividends — Affiliated	26,573,099	1,429,824	576,116,491	2,524,809
Interest — Unaffiliated	256,708	52,773	50,674	28,016
Securities lending income — Affiliated — net	6,534,890	11,086,216	23,740,728	3,178,378
Foreign taxes withheld	—	(396,350)	(138,733)	(18,755)

Total investment income	3,092,305,503	738,259,991	602,587,600	296,969,175

EXPENSES
Investment advisory fees	62,132,849	32,885,361	29,770,009	4,621,214

Total expenses	62,132,849	32,885,361	29,770,009	4,621,214

Net investment income	3,030,172,654	705,374,630	572,817,591	292,347,961

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(913,437,739)	(643,759,205)	(33,322,060)	(148,386,507)
Investments — Affiliated	(5,491,784)	79,578	(880,797,503)	(171,070)
In-kind redemptions — Unaffiliated	11,212,155,157	2,957,552,505	849,337,624	709,263,592
In-kind redemptions — Affiliated	58,103,553	—	1,924,404,643	2,308,508
Futures contracts	24,067,837	(3,872,780)	(2,673,905)	986,655
Payment by affiliate	—	—	111,922	—

Net realized gain	10,375,397,024	2,310,000,098	1,857,060,721	564,001,178

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	740,615,447	(2,041,507,824)	(841,266,409)	498,154,801
Investments — Affiliated	(233,880,329)	847,052	(1,350,608,051)	(16,884,694)
Futures contracts	12,743,639	2,523,876	2,328,678	2,437,900

Net change in unrealized appreciation (depreciation)	519,478,757	(2,038,136,896)	(2,189,545,782)	483,708,007

Net realized and unrealized gain (loss)	10,894,875,781	271,863,202	(332,485,061)	1,047,709,185

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,925,048,435	$977,237,832	$240,332,530	$1,340,057,146

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Operations  (continued)

Year Ended March 31, 2019

	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$71,421,244	$112,047,000
Dividends — Affiliated	401,221	1,159,361
Interest — Unaffiliated	6,165	8,693
Securities lending income — Affiliated — net	327,440	172,967
Foreign taxes withheld	(2,447)	(2,429)

Total investment income	72,153,623	113,385,592

EXPENSES
Investment advisory fees	2,083,275	1,847,634

Total expenses	2,083,275	1,847,634

Less:
Investment advisory fees waived	(29,398)	(26,299)

Total expenses after fees waived	2,053,877	1,821,335

Net investment income	70,099,746	111,564,257

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(227,134,192)	(298,663,576)
Investments — Affiliated	(2,784,608)	(1,580,958)
In-kind redemptions — Unaffiliated	187,521,442	188,943,331
In-kind redemptions — Affiliated	29,931	1,220,109
Futures contracts	241,882	514,618

Net realized loss	(42,125,545)	(109,566,476)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	506,524,161	229,975,317
Investments — Affiliated	(1,855,281)	(4,582,653)
Futures contracts	568,267	661,660

Net change in unrealized appreciation (depreciation)	505,237,147	226,054,324

Net realized and unrealized gain	463,111,602	116,487,848

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$533,211,348	$228,052,105

See notes to financial statements.

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,030,172,654	$2,523,396,610	$705,374,630	$617,757,654
Net realized gain	10,375,397,024	9,783,026,005	2,310,000,098	2,393,061,637
Net change in unrealized appreciation (depreciation)	519,478,757	3,690,300,198	(2,038,136,896)	1,237,294,388

Net increase in net assets resulting from operations	13,925,048,435	15,996,722,813	977,237,832	4,248,113,679

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(3,114,474,276)	(2,509,664,632)	(709,580,508)	(560,979,759)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	18,201,161,507	25,026,463,656	3,274,690,337	1,742,345,471

NET ASSETS(b)
Total increase in net assets	29,011,735,666	38,513,521,837	3,542,347,661	5,429,479,391
Beginning of year	140,335,430,598	101,821,908,761	44,663,981,495	39,234,502,104

End of year	$169,347,166,264	$140,335,430,598	$48,206,329,156	$44,663,981,495

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets  (continued)

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$572,817,591	$441,616,951	$292,347,961	$204,787,092
Net realized gain	1,857,060,721	2,797,561,379	564,001,178	371,103,696
Net change in unrealized appreciation (depreciation)	(2,189,545,782)	703,419,110	483,708,007	804,205,696

Net increase in net assets resulting from operations	240,332,530	3,942,597,440	1,340,057,146	1,380,096,484

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(599,132,603)	(427,948,235)	(307,131,982)	(204,971,946)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,786,495,213	3,153,604,429	4,769,129,713	3,738,388,792

NET ASSETS(b)
Total increase in net assets	6,427,695,140	6,668,253,634	5,802,054,877	4,913,513,330
Beginning of year	36,636,387,843	29,968,134,209	12,948,631,398	8,035,118,068

End of year	$43,064,082,983	$36,636,387,843	$18,750,686,275	$12,948,631,398

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Core S&P U.S. Growth ETF		iShares Core S&P U.S. Value ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$70,099,746	$41,417,555	$111,564,257	$62,988,569
Net realized gain (loss)	(42,125,545)	145,884,102	(109,566,476)	100,058,396
Net change in unrealized appreciation (depreciation)	505,237,147	290,825,905	226,054,324	(1,827,179)

Net increase in net assets resulting from operations	533,211,348	478,127,562	228,052,105	161,219,786

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(67,683,735)	(41,763,141)	(111,987,729)	(60,945,095)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,826,589,361	1,599,938,164	1,658,135,053	1,641,166,492

NET ASSETS(b)
Total increase in net assets	2,292,116,974	2,036,302,585	1,774,199,429	1,741,441,183
Beginning of year	3,693,673,406	1,657,370,821	3,434,150,053	1,692,708,870

End of year	$5,985,790,380	$3,693,673,406	$5,208,349,482	$3,434,150,053

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16		Year Ended 03/31/15

Net asset value, beginning of year	$265.21	$237.21	$206.63	$207.87		$188.12

Net investment income(a)	5.38	5.00	4.53	4.28		4.01
Net realized and unrealized gain (loss)(b)	19.43	27.90	30.49	(0.76)		19.69

Net increase from investment operations	24.81	32.90	35.02	3.52		23.70

Distributions(c)
From net investment income	(5.45)	(4.90)	(4.44)	(4.76)		(3.95)

Total distributions	(5.45)	(4.90)	(4.44)	(4.76)		(3.95)

Net asset value, end of year	$284.57	$265.21	$237.21	$206.63		$207.87

Total Return
Based on net asset value	9.46%	13.95%	17.12%	1.74	%(d)	12.66%

Ratios to Average Net Assets
Total expenses	0.04%	0.04%	0.05%	0.07%		0.07%

Net investment income	1.95%	1.94%	2.05%	2.09%		2.00%

Supplemental Data
Net assets, end of year (000)	$169,347,166	$140,335,431	$101,821,909	$71,101,255		$68,743,107

Portfolio turnover rate(e)	5%	4%	5%	4%		4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 1.73%.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$187.51	$171.29	$144.16	$151.99	$137.47

Net investment income(a)	2.85	2.69	2.35	2.16	1.99
Net realized and unrealized gain (loss)(b)	1.84	15.96	27.42	(7.77)	14.51

Net increase (decrease) from investment operations	4.69	18.65	29.77	(5.61)	16.50

Distributions(c)
From net investment income	(2.86)	(2.43)	(2.64)	(2.22)	(1.98)

Total distributions	(2.86)	(2.43)	(2.64)	(2.22)	(1.98)

Net asset value, end of year	$189.34	$187.51	$171.29	$144.16	$151.99

Total Return
Based on net asset value	2.50%	10.95%	20.81%	(3.67)%	12.09%

Ratios to Average Net Assets
Total expenses	0.07%	0.07%	0.09%	0.12%	0.13%

Net investment income	1.50%	1.49%	1.49%	1.50%	1.40%

Supplemental Data
Net assets, end of year (000)	$48,206,329	$44,663,981	$39,234,502	$26,582,939	$25,860,947

Portfolio turnover rate(d)	17%	10%	14%	15%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of year	$77.05		$69.23	$56.31	$59.02	$55.08

Net investment income(b)	1.09		0.98	0.87	0.81	0.74
Net realized and unrealized gain (loss)(c)	0.11		7.78	12.90	(2.70)	3.95

Net increase (decrease) from investment operations	1.20		8.76	13.77	(1.89)	4.69

Distributions(d)
From net investment income	(1.12)		(0.94)	(0.85)	(0.82)	(0.75)

Total distributions	(1.12)		(0.94)	(0.85)	(0.82)	(0.75)

Net asset value, end of year	$77.13		$77.05	$69.23	$56.31	$59.02

Total Return
Based on net asset value	1.53	%(e)	12.71%	24.56%	(3.19)%	8.61%

Ratios to Average Net Assets
Total expenses	0.07%		0.07%	0.09%	0.12%	0.13%

Net investment income	1.35%		1.33%	1.38%	1.44%	1.33%

Supplemental Data
Net assets, end of year (000)	$43,064,083		$36,636,388	$29,968,134	$17,311,033	$16,184,535

Portfolio turnover rate(f)	14%		12%	13%	17%	14%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on January 18, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of year	$60.42	$54.02	$46.65	$47.35	$42.87

Net investment income(b)	1.19	1.09	1.00	0.96	0.89
Net realized and unrealized gain (loss)(c)	4.00	6.37	7.33	(0.73)	4.42

Net increase from investment operations	5.19	7.46	8.33	0.23	5.31

Distributions(d)
From net investment income	(1.21)	(1.06)	(0.96)	(0.93)	(0.83)

Total distributions	(1.21)	(1.06)	(0.96)	(0.93)	(0.83)

Net asset value, end of year	$64.40	$60.42	$54.02	$46.65	$47.35

Total Return
Based on net asset value	8.68%	13.88%	18.02%	0.51%	12.47%

Ratios to Average Net Assets
Total expenses	0.03%	0.03%	0.03%	0.05%	0.07%

Net investment income	1.90%	1.85%	1.99%	2.08%	1.95%

Supplemental Data
Net assets, end of year (000)	$18,750,686	$12,948,631	$8,035,118	$3,699,212	$2,183,014

Portfolio turnover rate(e)	6%	8%	8%	14%	4%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of year	$54.56	$46.36	$40.53	$40.55	$35.54

Net investment income(b)	0.81	0.76	0.65	0.61	0.55
Net realized and unrealized gain (loss)(c)	5.68	8.16	5.77	(0.08)	4.99

Net increase from investment operations	6.49	8.92	6.42	0.53	5.54

Distributions(d)
From net investment income	(0.74)	(0.72)	(0.59)	(0.55)	(0.53)

Total distributions	(0.74)	(0.72)	(0.59)	(0.55)	(0.53)

Net asset value, end of year	$60.31	$54.56	$46.36	$40.53	$40.55

Total Return
Based on net asset value	11.95%	19.33%	15.98%	1.31%	15.67%

Ratios to Average Net Assets
Total expenses	0.04%	0.05%	0.06%	0.08%	0.12%

Total expenses after fees waived	0.04%	0.05%	0.06%	0.08%	0.12%

Net investment income	1.41%	1.46%	1.51%	1.52%	1.44%

Supplemental Data
Net assets, end of year (000)	$5,985,790	$3,693,673	$1,657,371	$867,283	$587,963

Portfolio turnover rate(e)	31%	24%	43%	14%	13%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of year	$53.08	$50.45	$42.89	$44.94	$42.13

Net investment income(b)	1.37	1.28	1.12	1.04	0.97
Net realized and unrealized gain (loss)(c)	1.68	2.51	7.45	(1.97)	2.74

Net increase (decrease) from investment operations	3.05	3.79	8.57	(0.93)	3.71

Distributions(d)
From net investment income	(1.31)	(1.16)	(1.01)	(1.12)	(0.90)

Total distributions	(1.31)	(1.16)	(1.01)	(1.12)	(0.90)

Net asset value, end of year	$54.82	$53.08	$50.45	$42.89	$44.94

Total Return
Based on net asset value	5.83%	7.55%	20.18%	(2.05)%	8.83%

Ratios to Average Net Assets
Total expenses	0.04%	0.05%	0.06%	0.08%	0.11%

Total expenses after fees waived	0.04%	0.05%	0.06%	0.08%	0.11%

Net investment income	2.53%	2.42%	2.36%	2.41%	2.20%

Supplemental Data
Net assets, end of year (000)	$5,208,349	$3,434,150	$1,692,709	$720,541	$889,785

Portfolio turnover rate(e)	35%	27%	49%	18%	13%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified
Core S&P U.S. Growth	Diversified
Core S&P U.S. Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

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Notes to Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

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Notes to Financial Statements  (continued)

In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P 500
Barclays Bank PLC	$10,613,747	$10,613,747		$—	$—
Barclays Capital Inc.	2,896,655	2,896,655		—	—
BNP Paribas Prime Brokerage International Ltd.	22,010,119	22,010,119		—	—
BNP Paribas Securities Corp.	66,500	66,500		—	—
Citigroup Global Markets Inc.	51,206,462	50,410,289		—	(796,173	)(b)
Credit Suisse Securities (USA) LLC	22,702,819	22,702,819		—	—
Deutsche Bank Securities Inc.	3,987,648	3,987,648		—	—
Goldman Sachs & Co.	130,504,792	130,504,792		—	—
HSBC Bank PLC	23,492,747	23,359,458		—	(133,289	)(b)
ING Financial Markets LLC	414,936	414,936		—	—
Jefferies LLC	27,020	27,020		—	—
JPMorgan Securities LLC	163,691,301	163,691,301		—	—
Merrill Lynch, Pierce, Fenner & Smith	150,073,243	150,073,243		—	—
Mizuho Securities USA Inc.	5,524,715	5,524,715		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	28,933,511	28,673,038		—	(260,473	)(b)
National Financial Services LLC	1,167,264	1,167,264		—	—
State Street Bank & Trust Company	6,102,493	5,707,501		—	(394,992	)(b)
UBS AG	66,936,909	66,936,909		—	—
UBS Securities LLC	25,556,431	25,556,431		—	—
Virtu Americas LLC	6,254,786	6,254,786		—	—
Wells Fargo Bank, National Association	81,913,449	81,913,449		—	—
Wells Fargo Securities LLC	1,499,618	1,499,618		—	—

	$805,577,165	$803,992,238		$—	$(1,584,927)

Core S&P Mid-Cap
Barclays Bank PLC	$68,798,962	$68,798,962		$—	$—
Barclays Capital Inc.	39,989,355	39,989,355		—	—
BNP Paribas Prime Brokerage International Ltd.	72,005,560	72,005,560		—	—
BNP Paribas Securities Corp.	3,470,812	3,470,812		—	—
Citigroup Global Markets Inc.	336,756,711	336,756,711		—	—
Credit Suisse Securities (USA) LLC	82,884,213	82,884,213		—	—
Deutsche Bank Securities Inc.	107	107		—	—
Goldman Sachs & Co.	315,445,452	315,445,452		—	—
HSBC Bank PLC	36,368,730	36,368,730		—	—
ING Financial Markets LLC	5,648,616	5,648,616		—	—
Jefferies LLC	1,165,481	1,165,481		—	—
JPMorgan Securities LLC	388,015,391	388,015,391		—	—
Merrill Lynch, Pierce, Fenner & Smith	209,971,154	209,971,154		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	308,281,418	308,281,418		—	—
National Financial Services LLC	25,436,662	25,436,662		—	—
RBC Capital Markets LLC	51,039,244	51,039,244		—	—
Scotia Capital (USA) Inc.	523,018	523,018		—	—
SG Americas Securities LLC	29,563,486	29,563,486		—	—
State Street Bank & Trust Company	117,421,032	115,975,061		—	(1,445,971	)(b)
TD Prime Services LLC	30,922,899	30,922,899		—	—
UBS AG	62,217,978	62,217,978		—	—
UBS Securities LLC	48,589,540	48,589,540		—	—
Virtu Americas LLC	3,142,965	3,142,965		—	—
Wells Fargo Bank, National Association	52,847,874	52,847,874		—	—
Wells Fargo Securities LLC	11,602,677	11,602,677		—	—

	$2,302,109,337	$2,300,663,366		$—	$(1,445,971)

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Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P Small-Cap
Barclays Bank PLC	$97,216,042	$97,216,042		$—	$—
Barclays Capital Inc.	25,240,650	25,240,650		—	—
BNP Paribas Prime Brokerage International Ltd.	112,695,096	112,695,096		—	—
BNP Paribas Securities Corp.	18,545,445	18,545,445		—	—
Citigroup Global Markets Inc.	216,630,038	216,630,038		—	—
Credit Suisse Securities (USA) LLC	126,698,302	126,698,302		—	—
Deutsche Bank Securities Inc.	37,662,689	37,662,689		—	—
Goldman Sachs & Co.	437,683,199	437,683,199		—	—
HSBC Bank PLC	27,457,537	27,457,537		—	—
ING Financial Markets LLC	831,232	831,232		—	—
Jefferies LLC	4,138,034	4,138,034		—	—
JPMorgan Securities LLC	162,522,707	162,522,707		—	—
Merrill Lynch, Pierce, Fenner & Smith	275,812,663	275,812,663		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	417,852,480	417,852,480		—	—
National Financial Services LLC	45,042,691	45,042,691		—	—
Nomura Securities International Inc.	232,757	232,757		—	—
RBC Capital Markets LLC	21,436,916	21,436,916		—	—
Scotia Capital (USA) Inc.	7,992,304	7,992,304		—	—
SG Americas Securities LLC	3,851,595	3,851,595		—	—
State Street Bank & Trust Company	143,902,678	143,902,678		—	—
TD Prime Services LLC	5,583,679	5,583,679		—	—
UBS AG	32,679,070	32,679,070		—	—
UBS Securities LLC	36,875,299	36,875,299		—	—
Virtu Americas LLC	1,507,277	1,507,277		—	—
Wells Fargo Securities LLC	94,135,005	94,135,005		—	—

	$2,354,225,385	$2,354,225,385		$—	$—

Core S&P Total U.S. Stock Market
Barclays Bank PLC	$5,814,147	$5,814,147		$—	$—
Barclays Capital Inc.	3,490,378	3,490,378		—	—
BMO Capital Markets	16,675	16,675		—	—
BNP Paribas Prime Brokerage International Ltd.	35,886,351	35,886,351		—	—
BNP Paribas Securities Corp.	4,488,192	4,488,192		—	—
Citigroup Global Markets Inc.	26,636,414	26,248,774		—	(387,640	)(b)
Credit Suisse Securities (USA) LLC	9,857,603	9,857,603		—	—
Deutsche Bank Securities Inc.	7,586,919	7,586,919		—	—
Goldman Sachs & Co.	43,110,232	43,110,232		—	—
HSBC Bank PLC	11,137,348	11,137,348		—	—
ING Financial Markets LLC	153,698	153,698		—	—
Jefferies LLC	329,718	329,718		—	—
JPMorgan Securities LLC	57,741,337	57,741,337		—	—
Merrill Lynch, Pierce, Fenner & Smith	27,252,586	27,252,586		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	51,382,053	51,382,053		—	—
National Financial Services LLC	1,094,352	1,094,352		—	—
RBC Capital Markets LLC	183,593	183,593		—	—
Scotia Capital (USA) Inc.	1,063,709	1,063,709		—	—
SG Americas Securities LLC	940,645	940,645		—	—
State Street Bank & Trust Company	5,773,028	5,773,028		—	—
TD Prime Services LLC	289,259	285,540		—	(3,719	)(b)
UBS AG	18,944,368	18,944,368		—	—
UBS Securities LLC	1,068,223	1,068,223		—	—
Virtu Americas LLC	297,698	297,698		—	—
Wells Fargo Bank, National Association	16,025,116	16,025,116		—	—
Wells Fargo Securities LLC	11,407,974	11,407,974		—	—

	$341,971,616	$341,580,257		$—	$(391,359)

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P U.S. Growth
Barclays Bank PLC	$36,694	$36,694		$—	$—
Barclays Capital Inc.	159,707	159,707		—	—
BNP Paribas Prime Brokerage International Ltd.	9,584,137	9,584,137		—	—
Citigroup Global Markets Inc.	1,244,867	1,244,867		—	—
Credit Suisse Securities (USA) LLC	986,212	986,212		—	—
Goldman Sachs & Co.	3,825,838	3,822,820		—	(3,018	)(b)
ING Financial Markets LLC	38,398	38,398		—	—
JPMorgan Securities LLC	5,006,576	5,006,576		—	—
Merrill Lynch, Pierce, Fenner & Smith	104,102,094	104,102,094		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,944,274	1,944,274		—	—
Virtu Americas LLC	668,850	668,850		—	—
Wells Fargo Bank, National Association	144,516	144,516		—	—

	$127,742,163	$127,739,145		$—	$(3,018)

Core S&P U.S. Value
Barclays Bank PLC	$1,237,486	$1,237,486		$—	$—
Barclays Capital Inc.	741	741		—	—
BNP Paribas Prime Brokerage International Ltd.	1,089,581	1,089,581		—	—
BNP Paribas Securities Corp.	36,066	36,066		—	—
Citigroup Global Markets Inc.	3,278,373	3,278,373		—	—
Credit Suisse Securities (USA) LLC	3,492,423	3,492,423		—	—
Goldman Sachs & Co.	6,591,137	6,591,137		—	—
HSBC Bank PLC	564,817	564,817		—	—
JPMorgan Securities LLC	7,181,777	7,148,518		—	(33,259	)(b)
Merrill Lynch, Pierce, Fenner & Smith	835,917	835,917		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,106,997	7,106,997		—	—
Scotia Capital (USA) Inc.	26,784	26,784		—	—
SG Americas Securities LLC	57,112	57,112		—	—
State Street Bank & Trust Company	3,719,648	3,719,648		—	—
UBS AG	1,215,274	1,215,274		—	—
Wells Fargo Securities LLC	747,260	747,260		—	—

	$37,181,393	$37,148,134		$—	$(33,259)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional

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Notes to Financial Statements  (continued)

amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.04%
Core S&P Mid-Cap	0.07
Core S&P Small-Cap	0.07
Core S&P Total U.S. Stock Market	0.03
Core S&P U.S. Growth	0.04
Core S&P U.S. Value	0.04

Prior to June 26, 2018, for its investment advisory services to each of the iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF, BFA was entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective June 1, 2018, BFA contractually agreed to waive a portion of its investment advisory fee for each of the iShares S&P U.S. Growth ETF and iShares S&P U.S. Value ETF through May 30, 2023 such that each Fund’s total annual operating expenses after fee waiver will not exceed 0.04% of average daily net assets. The contractual waiver for each Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with permanent annual advisory fee reductions for the Funds from 0.05% to 0.04%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund would have retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees) and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended March 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core S&P 500	$2,687,575
Core S&P Mid-Cap	5,030,637
Core S&P Small-Cap	10,034,559
Core S&P Total U.S. Stock Market	1,302,727
Core S&P U.S. Growth	132,325
Core S&P U.S. Value	77,005

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$3,343,531,531	$1,051,509,822
Core S&P Mid-Cap	1,878,348,771	2,043,795,039
Core S&P Small-Cap	840,905,531	1,192,584,746
Core S&P Total U.S. Stock Market	139,937,696	92,754,965
Core S&P U.S. Growth	952,859,392	1,204,002,992
Core S&P U.S. Value	1,013,354,852	949,769,637

During the year ended March 31, 2019, the iShares Core S&P Small-Cap ETF received a reimbursement of $111,922 from an affiliate, which is included in payments by affiliates in the statement of operations, related to an operating event.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$8,337,023,422	$7,880,079,880
Core S&P Mid-Cap	8,225,484,274	8,082,475,023
Core S&P Small-Cap	7,006,926,962	5,979,790,881
Core S&P Total U.S. Stock Market	1,035,009,406	909,516,880
Core S&P U.S. Growth	1,555,774,635	1,524,490,999
Core S&P U.S. Value	1,584,201,891	1,531,499,875

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$52,372,209,459	$33,951,925,746
Core S&P Mid-Cap	11,646,190,752	8,367,041,409
Core S&P Small-Cap	13,010,355,449	6,796,908,989
Core S&P Total U.S. Stock Market	6,739,887,898	2,013,069,284
Core S&P U.S. Growth	2,523,356,204	709,689,201
Core S&P U.S. Value	2,937,386,724	1,298,444,407

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Notes to Financial Statements  (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to the expiration of capital loss carryforwards, distributions paid in excess of taxable income, realized gains (losses) from in-kind redemptions and the characterization of corporate actions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Core S&P 500	$10,718,649,789	$(10,718,649,789)
Core S&P Mid-Cap	2,770,130,917	(2,770,130,917)
Core S&P Small-Cap	2,591,026,647	(2,591,026,647)
Core S&P Total U.S. Stock Market	689,110,315	(689,110,315)
Core S&P U.S. Growth	165,595,405	(165,595,405)
Core S&P U.S. Value	131,799,451	(131,799,451)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18
Core S&P 500
Ordinary income	$3,114,474,276	$2,509,664,632

Core S&P Mid-Cap
Ordinary income	$709,580,508	$560,979,759

Core S&P Small-Cap
Ordinary income	$599,132,603	$427,948,235

Core S&P Total U.S. Stock Market
Ordinary income	$307,131,982	$204,971,946

Core S&P U.S. Growth
Ordinary income	$67,683,735	$41,763,141

Core S&P U.S. Value
Ordinary income	$111,987,729	$60,945,095

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Qualified Late-Year Losses	(c)	Total
Core S&P 500	$326,669,618	$—	$15,671,826,023		$(144,207,946)		$15,854,287,695
Core S&P Mid-Cap	52,576,316	(215,121,665)	2,567,674,625		—		2,405,129,276
Core S&P Small-Cap	—	(299,427,142)	1,112,363,805		—		812,936,663
Core S&P Total U.S. Stock Market	30,269,385	(198,371,840)	2,218,967,420		—		2,050,864,965
Core S&P U.S. Growth	8,301,030	(256,200,361)	869,393,554		—		621,494,223
Core S&P U.S. Value	3,053,620	(108,575,004)	95,345,404		—		(10,175,980)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended March 31, 2019, the iShares Core S&P 500 ETF utilized $112,502,531 of its capital loss carryforwards.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (continued)

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P 500	$154,316,343,695	$25,391,301,066	$(9,719,475,043)	$15,671,826,023
Core S&P Mid-Cap	47,963,409,367	7,161,287,277	(4,593,612,652)	2,567,674,625
Core S&P Small-Cap	44,340,995,079	6,354,264,313	(5,241,900,508)	1,112,363,805
Core S&P Total U.S. Stock Market	16,858,847,517	2,860,065,202	(641,097,782)	2,218,967,420
Core S&P U.S. Growth	5,242,055,377	949,068,510	(79,674,956)	869,393,554
Core S&P U.S. Value	5,143,712,805	453,608,490	(358,263,086)	95,345,404

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended		Year Ended
	03/31/19		03/31/18
iShares ETF	Shares	Amount	Shares	Amount

Core S&P 500
Shares sold	191,400,000	$52,637,369,658	213,900,000	$55,004,532,867
Shares redeemed	(125,450,000)	(34,436,208,151)	(114,000,000)	(29,978,069,211)

Net increase	65,950,000	$18,201,161,507	99,900,000	$25,026,463,656

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Notes to Financial Statements  (continued)

	Year Ended		Year Ended
	03/31/19		03/31/18
iShares ETF	Shares	Amount	Shares	Amount

Core S&P Mid-Cap
Shares sold	62,800,000	$12,013,304,636	52,650,000	$9,519,471,168
Shares redeemed	(46,400,000)	(8,738,614,299)	(43,500,000)	(7,777,125,697)

Net increase	16,400,000	$3,274,690,337	9,150,000	$1,742,345,471

Core S&P Small-Cap
Shares sold	175,050,000	$14,222,802,615	138,600,000	$10,257,965,488
Shares redeemed	(92,250,000)	(7,436,307,402)	(96,000,000)	(7,104,361,059)

Net increase	82,800,000	$6,786,495,213	42,600,000	$3,153,604,429

Core S&P Total U.S. Stock Market
Shares sold	110,800,000	$6,808,834,600	84,050,000	$4,839,407,965
Shares redeemed	(33,950,000)	(2,039,704,887)	(18,500,000)	(1,101,019,173)

Net increase	76,850,000	$4,769,129,713	65,550,000	$3,738,388,792

Core S&P U.S. Growth
Shares sold	44,550,000	$2,541,347,484	43,800,000	$2,224,933,694
Shares redeemed	(13,000,000)	(714,758,123)	(11,850,000)	(624,995,530)

Net increase	31,550,000	$1,826,589,361	31,950,000	$1,599,938,164

Core S&P U.S. Value
Shares sold	56,800,000	$2,978,859,329	39,500,000	$2,092,462,962
Shares redeemed	(26,500,000)	(1,320,724,276)	(8,350,000)	(451,296,470)

Net increase	30,300,000	$1,658,135,053	31,150,000	$1,641,166,492

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Core S&P 500 ETF, iShares Core S&P Total U.S. Stock Market ETF and iShares Core S&P U.S. Value ETF received proceeds of $3,938,764, $41,582 and $255,306, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements  (continued)

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Core S&P 500	$2,509,664,632
Core S&P Mid-Cap	560,979,759
Core S&P Small-Cap	427,948,235
Core S&P Total U.S. Stock Market	204,971,946
Core S&P U.S. Growth	41,763,141
Core S&P U.S. Value	60,945,095

Undistributed net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Core S&P 500	$18,582,825
Core S&P Mid-Cap	56,782,194
Core S&P Small-Cap	13,668,716
Core S&P Total U.S. Stock Market	623,149
Core S&P U.S. Growth	—
Core S&P U.S. Value	2,554,903

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

80	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF,

iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF,

iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments of iShares Core S&P Small-Cap ETF and summary schedules of investments of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the five years in the period ended March 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	81

Important Tax Information (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2019 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Core S&P 500	93.66%
Core S&P Mid-Cap	78.80%
Core S&P Small-Cap	70.71%
Core S&P Total U.S. Stock Market	89.88%
Core S&P U.S. Growth	92.52%
Core S&P U.S. Value	91.45%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2019:

iShares ETF	Qualified Dividend Income
Core S&P 500	$3,342,892,968
Core S&P Mid-Cap	587,872,071
Core S&P Small-Cap	421,621,683
Core S&P Total U.S. Stock Market	315,927,833
Core S&P U.S. Growth	72,588,835
Core S&P U.S. Value	108,373,619

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500(a)	$5.249394	$—	$0.203219	$5.452613	96%	—%	4%	100%
Core S&P Mid-Cap(a)	2.702410	—	0.154032	2.856442	95	—	5	100
Core S&P Small-Cap(a)	1.067987	—	0.048535	1.116522	96	—	4	100
Core S&P Total U.S. Stock Market(a)	1.136541	—	0.070266	1.206807	94	—	6	100
Core S&P U.S. Growth(a)	0.724239	—	0.011628	0.735867	98	—	2	100
Core S&P U.S. Value(a)	1.296793	—	0.011647	1.308440	99	—	1	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core S&P 500 ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	593	44.96%
At NAV	259	19.64
Less than 0.0% and Greater than –0.5%	467	35.40

	1,319	100.00%

iShares Core S&P Mid-Cap ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	695	52.69
At NAV	207	15.69
Less than 0.0% and Greater than –0.5%	416	31.54

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	83

Supplemental Information (unaudited)  (continued)

iShares Core S&P Small-Cap ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	744	56.41%
At NAV	146	11.07
Less than 0.0% and Greater than –0.5%	429	32.52

	1,319	100.00%

iShares Core S&P Total U.S. Stock Market ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	964	73.09%
At NAV	157	11.90
Less than 0.0% and Greater than –0.5%	198	15.01

	1,319	100.00%

iShares Core S&P U.S. Growth ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	797	60.43%
At NAV	155	11.75
Less than 0.0% and Greater than –0.5%	367	27.82

	1,319	100.00%

iShares Core S&P U.S. Value ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	816	61.86
At NAV	157	11.90
Less than 0.0% and Greater than –0.5%	345	26.16

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

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Supplemental Information (unaudited)  (continued)

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Core S&P 500 ETF in respect of the Company’s financial year ending 31 December 2018 is USD 15.95 million. This figure is comprised of fixed remuneration of USD 6.89 million and variable remuneration of USD 9.06 million. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Core S&P 500 ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 2.21 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 290.49 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Core S&P Mid-Cap ETF in respect of the Company’s financial year ending 31 December 2018 is USD 4.45 million. This figure is comprised of fixed remuneration of USD 1.92 million and variable remuneration of USD 2.53 million. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Core S&P Mid-Cap ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 617.64 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 81.01 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Core S&P Small-Cap ETF in respect of the Company’s financial year ending 31 December 2018 is USD 3.98 million. This figure is comprised of fixed remuneration of USD 1.72 million and variable remuneration of USD 2.26 million. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Core S&P Small-Cap ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 552.54 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 72.47 thousand.

S U P P L E M E N T A L I N F O R M A T I O N	85

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	87

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

G E N E R A L I N F O R M A T I O N	89

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Global 100 ETF | IOO | NYSE Arca

▶	iShares Global Clean Energy ETF | ICLN | NASDAQ

▶	iShares Global Infrastructure ETF | IGF | NASDAQ

▶	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Global Market Overview

Global equity markets rose modestly during the 12 months ended March 31, 2019 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 2.68% in United States (“U.S.”) dollar terms for the reporting period.

The reporting period was characterized by significant volatility, reflecting concerns about economic growth, corporate profits, a potential trade war between the U.S. and China, political turmoil in the U.S. and Europe, and rising interest rates. The rate of growth for many leading economies decelerated over the course of the reporting period. In the U.S., the pace of growth slowed from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Eurozone economic growth declined from 2.1% to 1.1% during 2018. Similarly, economic growth in China and Japan decreased throughout the reporting period. Growth in the United Kingdom (“U.K.”) was also slow and remained well below a 2% annual rate throughout the reporting period.

Related to economic growth deceleration was a steady downturn in corporate earnings. In the U.S., the December 2017 tax cut led to the second strongest corporate profit growth in the developed world in calendar year 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings growth had been revised down by the largest margin in three years. In Europe and Japan, earnings expectations were repeatedly revised down during the reporting period. Emerging market stocks, which are often sensitive to changes in the global economy, posted earnings growth but trailed the U.S. and Europe. The downturn in global growth meant continued restrained inflation, as consumer prices across the world’s leading economies increased at only a 1.3% annual rate through February 2019.

Political developments also weighed on equities during the reporting period, as investors faced uncertainty about the outcome of the U.K.’s planned exit (“Brexit”) from the European Union (“E.U.”). As the U.K. is one of the largest economies in the world and a key trading partner with Europe and the U.S., the potential of the U.K. leaving the E.U. without a deal in place raised concerns. In the U.S., the longest government shutdown in U.S. history further weighed on expectations for economic growth. Another significant threat to the global economy was a potential trade war between the U.S. and China. These concerns eased late in the reporting period as the U.S. government shutdown ended in January 2019, and the Trump administration reduced trade tensions with China.

Leading central banks reacted to these conditions by slowing their interest rate-raising campaigns or by decreasing interest rates outright. For example, in December 2018 the U.S. Federal Reserve Bank (“Fed”) increased rates for the third time during the reporting period but in early January 2019, announced that it would slow the pace of future rate increases. The European Central Bank (“ECB”) delayed the date of its proposed first rate increase since the Financial Crisis of 2007 – 2008 and took additional steps to stimulate the economy. China also adopted a range of monetary and fiscal policy measures intended to increase growth.

In that environment, U.S. stocks significantly outperformed other developed markets, as both European and Asian equities declined in U.S. dollar terms. Concerns about growth and trade particularly weighed on emerging market equities, most of which posted negative returns for the reporting period. In particular, Chinese markets in 2018 declined the most in a decade.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® Global 100 ETF

Investment Objective

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.00%	7.04%	11.50%	7.00%	40.54%	196.86%
Fund Market	6.68	7.00	11.52	6.68	40.25	197.51
Index	6.84	6.89	11.36	6.84	39.53	193.22

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$981.10	$1.98		$1,000.00	$1,022.90	$2.02		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Global 100 ETF

Portfolio Management Commentary

Despite concerns about a slowdown in global growth, large-capitalization global stocks performed well, powered by a U.S. economy that strengthened toward the end of the reporting period. Following a sharp decline at the end of 2018, stocks rebounded late in the reporting period as inflation decreased in most developed economies, trade tensions eased, and the Fed indicated that interest rate increases were unlikely in the near future.

From a country perspective, the U.S., which constituted approximately 64% of the Index on average for the reporting period, was the largest contributor to the Index’s return. Among U.S. stocks, the information technology sector was the largest contributor, rebounding strongly following a sharp decline late in 2018. The software and services industry was a leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs. Technology hardware and equipment companies also performed well, as optimism about trade talks between the U.S. and China bolstered the industry.

Modest growth in consumer spending helped the U.S. consumer discretionary sector, which contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the retail industry, larger companies with established brands and companies with strong online sales generally posted solid performance. The healthcare sector was also a significant contributor to the Index’s return, as innovative new treatment options became available and an aging population bolstered demand for healthcare goods and services.

Large-capitalization Swiss stocks were solid contributors to the Index’s return, as the economy rebounded in the final quarter of 2018 and easing trade tensions benefited the export-heavy nation. Swiss pharmaceutical companies led the way, with growing sales and good performances from new drugs.

On the downside, German and Japanese large-capitalization stocks detracted from the Index’s return. A slowing German economy narrowly avoided falling into recession in 2018, while Japan, which relies heavily on exports, was negatively affected by declining global growth.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	20.8%
Health Care	15.4
Consumer Staples	12.8
Financials	12.4
Consumer Discretionary	12.3
Energy	9.2
Industrials	6.3
Communication Services	6.2
Materials	3.0
Other (each representing less than 1%)	1.6

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	65.1%
United Kingdom	9.6
Switzerland	7.1
France	5.1
Germany	4.2
Japan	3.6
South Korea	1.7
Netherlands	1.5
Spain	1.4
Australia	0.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	iShares® Global Clean Energy ETF

Investment Objective

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	1 Year		5 Years	10 Years	1 Year		5 Years	10 Years
Fund NAV	5.80	%(a)	0.06%	(2.99)%	5.80	%(a)	0.28%	(26.21)%
Fund Market	5.13		0.04	(3.04)	5.13		0.19	(26.58)
Index	5.75		(0.78)	(4.09)	5.75		(3.83)	(34.12)

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,149.20	$2.46	$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Global Clean Energy ETF

Portfolio Management Commentary

Despite increasing consumer demand for renewable energy, total clean energy investment in 2018 dropped 8% from the prior year. This decline was mostly driven by China, where feed-in tariffs and subsidies for new solar power utilities were cut. Clean energy investment grew in Europe, as 11 E.U. nations have already met renewable energy targets for 2020. The U.S. state governments and the private sector increased production of renewable energy with significant increases in both solar and wind power generation.

From a country perspective, New Zealand was the top contributor to the Index’s return due to strong performance from the utilities sector. Utilities benefited from a low interest-rate environment, and were buoyed by investors’ anticipation that the Reserve Bank of New Zealand would lower interest rates later in 2019. New Zealand, a world leader in clean energy, raised its energy from renewable sources to 85% of total electricity production during the reporting period. New renewable projects undertaken by utilities included the expansion of clean power generation for an aluminum producer.

Clean energy stocks in Austria, where approximately 75% of power consumption came from renewable energy, were another source of strength. The country continued to expand the role of clean energy, as the Austrian energy minister called for a transition to 100% renewable usage by 2050. Brazil was also a solid contributor. A credit upgrade for a key electric utilities company and hopes that a new government would reduce regulation drove the country’s clean energy sector.

On the downside, the largest detractor from the Index’s performance was China, as an economic slowdown and a trade dispute with the U.S. weighed on stocks. A policy change in May 2018 that reduced domestic demand for solar panels worked against the semiconductors and semiconductor equipment industry, which produces materials used in solar panels. The renewable electricity industry also struggled amid financing difficulties and increasing costs, as wind-power companies expedited projects ahead of expiring subsidies.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Renewable Electricity	31.2%
Electric Utilities	18.0
Heavy Electrical Equipment	17.8
Semiconductor Equipment	9.9
Environmental & Facilities Services	9.5
Semiconductors	7.8
Electrical Components & Equipment	3.8
Oil & Gas Refining & Marketing	2.0

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	33.6%
China	20.4
New Zealand	11.1
Brazil	8.2
Spain	6.1
Denmark	5.8
Austria	4.5
Canada	4.4
Germany	3.1
United Kingdom	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2019	iShares® Global Infrastructure ETF

Investment Objective

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.40%	4.70%	10.09%	8.40%	25.79%	161.50%
Fund Market	8.16	4.64	10.06	8.16	25.46	160.68
Index	8.19	4.52	9.93	8.19	24.73	157.65

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,078.60	$2.38		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Global Infrastructure ETF

Portfolio Management Commentary

Global infrastructure stocks advanced meaningfully for the reporting period, due to continued strength in the U.S. economy and a shift toward defensively oriented investments, as the global economy showed signs of slowing. U.S. stocks were the principal contributors to the Index’s return, driven largely by strength in the utilities sector. Utilities stocks, which generally have steady earnings and dividends, often hold their value relatively well during market downturns. Utilities are often considered an alternative to bonds and therefore are usually sensitive to changes in interest rates. As investor expectations of interest rate increases abated toward the end of the reporting period, utilities stocks advanced solidly. U.S. utilities companies also benefited from strong demand for electricity in a relatively robust economic environment.

North American energy stocks, particularly oil and gas storage and transportation companies, advanced sharply during the reporting period, which bolstered contribution to the Index’s return from both the U.S. and Canada. Crude oil prices declined for the reporting period after a sharp drop in late 2018 and despite a subsequent rebound in early 2019. While oil price volatility weighed on much of the energy sector, midstream stocks such as pipeline operators, which are usually less exposed to oil price fluctuations, were more resilient. Energy production in North America continued to expand, with particular strength in U.S. natural gas exports to Canada and Mexico, which exceeded imports for 12 consecutive months. Expectations for further export growth from the U.S., based on new capacity to move liquefied natural gas, further led to increases in the sector. As oil prices increased in 2019, investor sentiment improved. Although oil prices typically are not revenue drivers for midstream companies, the stocks generally move in concert with oil prices.

Australian equities were also meaningful contributors to the Index’s return, helped primarily by the industrials sector. Within the sector, transportation infrastructure companies led the advance due to increasing revenue for private toll road operators, as traffic volumes increased and gains from expansion into other markets.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	25.0%
Airport Services	20.2
Oil & Gas Storage & Transportation	19.7
Highways & Railtracks	16.2
Multi-Utilities	14.0
Marine Ports & Services	3.6
Other (each representing less than 1%)	1.3

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	37.3%
Canada	9.7
Australia	9.6
Italy	8.9
Spain	7.8
France	6.2
China	5.5
United Kingdom	3.4
Mexico	3.1
Germany	2.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2019	iShares® Global Timber & Forestry ETF

Investment Objective

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(16.22)%	6.24%	13.28%	(16.22)%	35.36%	247.82%
Fund Market	(16.47)	6.21	13.15	(16.47)	35.17	244.03
Index	(16.40)	6.08	12.86	(16.40)	34.36	235.41

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$856.80	$2.13		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Global Timber & Forestry ETF

Portfolio Management Commentary

Amid a difficult environment for global equities, timber and forestry stocks declined sharply during the reporting period. These companies fared poorly, as prices for lumber, paper, pulp, and related products were volatile, initially rising, but ultimately ending the reporting period below where they began. For example, lumber prices increased to a record high in May 2018. Pricing increased rapidly during the spring and summer home-construction season in the U.S., at a time when there was limited capacity at mills to meet demand. However, demand for lumber tends to be closely associated with new housing construction, and in the U.S., new home construction declined year-over-year in February 2019 by approximately 10%. Paper and pulp pricing also initially increased, as mill closures and tariffs led to strong demand and limited supply. Other challenges included production disruptions in the northern hemisphere due to the 2018 hurricane season and wildfires in the U.S. and Canada’s Pacific Northwest.

Investments in timber and forest products companies are often seen as a way to benefit from improving global growth and output, but global growth expectations weakened over the course of the reporting period. U.S. trade disputes with China and Canada in 2018 weighed on pricing for forest products. In June 2018, Canada imposed tariffs on U.S. wood products in retaliation for U.S. tariffs previously implemented on Canadian lumber. Concerns about trade disruptions and tariffs, particularly between the U.S. and Canada, were a key reason prices surged to record levels early in the reporting period.

In that environment, the leading detractors from the Index’s performance were paper and forest products companies in Canada, Finland, and Sweden. Additionally, U.S. specialized real estate investment trusts engaged in logging and forest management were a source of weakness. A portion of their output is targeted to China, where growth slowed and ongoing trade tensions weighed on business. Another key detractor in the U.S. was the paper packaging industry, where increasing output and slowing demand weighed on the Index’s performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Paper Products	35.6%
Specialized REITs	25.4
Forest Products	19.9
Paper Packaging	15.9
Homebuilding	3.2

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
United States	37.8%
Japan	12.1
Canada	12.1
Sweden	10.6
Finland	8.2
Brazil	8.1
United Kingdom	3.9
Ireland	3.7
South Africa	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments March 31, 2019	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
BHP Group Ltd.	482,991	$13,205,634

France — 5.0%
AXA SA	302,691	7,623,431
Cie. de Saint-Gobain	86,512	3,138,593
Engie SA	311,500	4,644,916
L’Oreal SA	42,275	11,382,941
LVMH Moet Hennessy Louis Vuitton SE	44,840	16,509,302
Orange SA	340,573	5,544,979
Sanofi	186,041	16,448,480
Schneider Electric SE	89,150	7,001,138
Societe Generale SA	115,576	3,344,938
TOTAL SA	408,642	22,721,936
Vivendi SA	134,353	3,896,669

		102,257,323

Germany — 4.2%
Allianz SE, Registered	69,188	15,403,925
BASF SE	149,182	10,976,864
Bayer AG, Registered	152,655	9,873,138
Daimler AG, Registered	159,957	9,384,502
Deutsche Bank AG ,Registered	325,910	2,656,783
Deutsche Telekom AG, Registered	531,519	8,829,893
E.ON SE	368,286	4,098,908
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	24,547	5,815,708
RWE AG	95,672	2,567,465
Siemens AG, Registered	140,771	15,164,727

		84,771,913

Japan — 3.6%
Bridgestone Corp.	104,700	4,035,327
Canon Inc.	197,150	5,722,934
Honda Motor Co. Ltd.	293,500	7,941,749
Mitsubishi UFJ Financial Group Inc.	2,045,400	10,163,708
Nissan Motor Co. Ltd.	332,300	2,726,610
Panasonic Corp.	384,200	3,312,135
Seven & i Holdings Co. Ltd.	127,420	4,807,390
Sony Corp.	210,200	8,821,241
Toyota Motor Corp.	439,300	25,746,389

		73,277,483

Netherlands — 1.5%
ING Groep NV	608,500	7,368,213
Koninklijke Philips NV	163,959	6,685,640
Unilever NV, CVA	279,809	16,268,422

		30,322,275

South Korea — 1.7%
Samsung Electronics Co. Ltd., GDR	35,330	34,658,730
Samsung Electronics Co. Ltd., New, GDR	76	74,556

		34,733,286

Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA	1,124,825	6,432,508
Banco Santander SA	2,667,559	12,413,889
Repsol SA	211,443	3,623,010
Telefonica SA	757,971	6,356,774

		28,826,181

Switzerland — 7.0%
ABB Ltd., Registered	318,456	5,982,841
Credit Suisse Group AG, Registered	392,019	4,568,110

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	500,425	$47,685,845
Novartis AG, Registered	418,624	40,260,876
Roche Holding AG, NVS	115,026	31,687,301
Swiss Re AG	49,275	4,813,206
UBS Group AG, Registered	648,840	7,863,740

		142,861,919

United Kingdom — 9.6%
Anglo American PLC	228,648	6,118,195
AstraZeneca PLC	206,904	16,540,349
Aviva PLC	555,529	2,985,291
Barclays PLC	2,564,836	5,169,577
BPPLC	3,293,894	23,971,434
Diageo PLC	407,650	16,668,696
GlaxoSmithKline PLC	798,048	16,605,072
HSBC Holdings PLC	3,317,997	26,948,484
National Grid PLC	602,329	6,677,632
Prudential PLC	432,629	8,667,463
Rio Tinto PLC	184,405	10,719,293
Royal Dutch Shell PLC, Class A	718,614	22,599,780
Royal Dutch Shell PLC, Class B	611,353	19,342,026
Standard Chartered PLC	468,342	3,608,546
Vodafone Group PLC	4,353,416	7,930,463

		194,552,301

United States — 64.8%
3M Co.	96,614	20,074,457
Abbott Laboratories	312,688	24,996,279
Alphabet Inc., Class A(a)	39,484	46,468,325
Alphabet Inc., Class C, NVS(a)	39,183	45,973,806
Amazon.com Inc.(a)	68,479	121,943,979
American Tower Corp.	72,730	14,332,174
Aon PLC	41,089	7,013,892
Apple Inc.	736,535	139,904,823
Bristol-Myers Squibb Co.	267,991	12,785,851
Caterpillar Inc.	95,437	12,930,759
Chevron Corp.	310,639	38,264,512
Citigroup Inc.	386,268	24,033,595
Coca-Cola Co. (The)	629,545	29,500,479
Colgate-Palmolive Co.	141,229	9,679,836
DowDuPont Inc.	379,723	20,243,033
Emerson Electric Co.	104,718	7,170,041
Exxon Mobil Corp.	692,537	55,956,989
Ford Motor Co.	638,785	5,608,532
General Electric Co.	1,429,013	14,275,840
Goldman Sachs Group Inc. (The)	57,218	10,985,284
Honeywell International Inc.	119,397	18,974,571
HP Inc.	271,239	5,270,174
Intel Corp.	747,385	40,134,574
International Business Machines Corp.	157,480	22,220,428
Johnson & Johnson	437,536	61,163,157
Johnson Controls International PLC	159,937	5,908,073
JPMorgan Chase & Co.	541,408	54,806,732
Kimberly-Clark Corp.	56,371	6,984,367
Marsh & McLennan Companies Inc.	83,734	7,862,623
McDonald’s Corp.	126,497	24,021,780
Merck & Co. Inc.	425,068	35,352,905
Microsoft Corp.	1,306,770	154,120,454
Morgan Stanley	225,599	9,520,278
NIKE Inc., Class B	214,424	18,056,645
PepsiCo Inc.	230,327	28,226,574

S C H E D U L E OF I N V E S T M E N T S	15

Schedule of Investments (continued) March 31, 2019	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Pfizer Inc.	913,859	$38,811,592
Philip Morris International Inc.	254,258	22,473,865
Procter & Gamble Co. (The)	411,755	42,843,108
Texas Instruments Inc.	167,955	17,814,987
United Technologies Corp.	134,108	17,285,180
Walmart Inc.	234,546	22,875,271

		1,316,869,824

Total Common Stocks — 99.5% (Cost: $1,629,146,238)		2,021,678,139

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	1,516,312	1,516,312

Total Short-Term Investments — 0.1% (Cost: $1,516,312)		1,516,312

Total Investments in Securities — 99.6% (Cost: $1,630,662,550)		2,023,194,451

Other Assets, Less Liabilities — 0.4%		8,086,377

Net Assets — 100.0%		$2,031,280,828

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,195,096	(13,195,096)	—	$—	$13,181	(b)	$(283)	$1,316
BlackRock Cash Funds: Treasury, SL Agency Shares	1,560,075	(43,763)	1,516,312	1,516,312	48,889		—	—

				$1,516,312	$62,070		$(283)	$1,316

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,021,678,139	$—	$—	$2,021,678,139
Money Market Funds	1,516,312	—	—	1,516,312

	$2,023,194,451	$—	$—	$2,023,194,451

See notes to financial statements.

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Schedule of Investments March 31, 2019	iShares® Global Clean Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 4.4%
Verbund AG	192,126	$9,228,872

Canada — 4.4%
Boralex Inc., Class A	348,680	4,948,518
Canadian Solar Inc.(a)(b)	226,127	4,212,746

		9,161,264

China — 20.1%
China Everbright Greentech Ltd., Class L(b)(c)	3,034,000	2,407,891
China Everbright International Ltd.	10,160,000	10,328,321
China Longyuan Power Group Corp. Ltd., Class H	10,603,000	7,374,872
GCL-Poly Energy Holdings Ltd.(a)(b)	61,525,000	4,310,696
Huaneng Renewables Corp. Ltd., Class H	24,252,000	6,734,993
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,899,600	4,173,973
Xinyi Solar Holdings Ltd.	13,914,000	6,700,032

		42,030,778

Denmark — 5.8%
Vestas Wind Systems A/S	142,628	12,013,218

Germany —3.0%
Nordex SE(a)	315,408	5,163,592
SMA Solar Technology AG(b)	56,383	1,155,401

		6,318,993

New Zealand — 11.0%
Contact Energy Ltd.	2,313,213	10,948,620
Meridian Energy Ltd.	4,171,899	11,907,306

		22,855,926

Spain — 6.0%
Siemens Gamesa Renewable Energy SA(a)	790,027	12,592,125

United Kingdom — 2.8%
Atlantica Yield PLC	300,136	5,840,647

United States — 33.3%
Covanta Holding Corp.	539,676	9,341,792
First Solar Inc.(a)(b)	187,728	9,919,547
Ormat Technologies Inc.(b)	168,736	9,305,790
Pattern Energy Group Inc., Class A	463,161	10,189,542
Plug Power Inc.(a)(b)	1,091,070	2,618,568
Renewable Energy Group Inc.(a)(b)	189,200	4,154,832
SolarEdge Technologies Inc.(a)(b)	217,126	8,181,308
SunPower Corp.(a)(b)	307,693	2,003,081
Sunrun Inc.(a)(b)	377,396	5,306,188
TerraForm Power Inc., Class A	414,170	5,690,696
TPI Composites Inc.(a)(b)	92,534	2,648,323

		69,359,667

Total Common Stocks — 90.8% (Cost: $172,459,005)		189,401,490

Security	Shares	Value

Preferred Stocks

Brazil — 8.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS(b)	3,386,310	$12,089,127
Cia. Paranaense de Energia, Class B, Preference Shares, ADR, NVS(b)	514,739	4,776,778

		16,865,905

Total Preferred Stocks — 8.1% (Cost: $12,270,933)		16,865,905

Rights

China — 0.1%
Xinjiang Goldwind Science & Technology Co. Ltd. (Expires 04/23/19)(a)	545,832	214,857

Total Rights — 0.1% (Cost: $0)		214,857

Short-Term Investments

Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(d)(e)(f)	24,723,541	24,733,431
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	305,777	305,777

		25,039,208

Total Short-Term Investments — 12.0% (Cost: $25,031,726)		25,039,208

Total Investments in Securities — 111.0% (Cost: $209,761,664)		231,521,460
Other Assets, Less Liabilities — (11.0)%		(22,926,024)

Net Assets — 100.0%		$208,595,436

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) March 31, 2019	iShares® Global Clean Energy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,955,742	7,767,799	24,723,541	$24,733,431	$507,357	(b)	$3,377		$7,482
BlackRock Cash Funds: Treasury, SL Agency Shares	177,914	127,863	305,777	305,777	3,743		—		—

				$25,039,208	$511,100		$3,377		$7,482

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$189,401,490	$—	$—	$189,401,490
Preferred Stocks	16,865,905	—	—	16,865,905
Rights	—	214,857	—	214,857
Money Market Funds	25,039,208	—	—	25,039,208

	$231,306,603	$214,857	$—	$231,521,460

See notes to financial statements.

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Corp. America Airports SA(a)	270,776	$2,239,318

Australia — 9.6%
Atlas Arteria Ltd.	6,835,626	35,058,053
Qube Holdings Ltd.	15,125,533	30,084,377
Sydney Airport	11,483,667	60,609,641
Transurban Group	15,548,066	145,788,280

		271,540,351

Brazil — 0.7%
Centrais Eletricas Brasileiras SA, ADR(a)	418,481	3,916,982
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	463,815	4,907,163
Ultrapar Participacoes SA, ADR	809,249	9,670,525

		18,494,670

Canada — 9.7%
Enbridge Inc.	3,711,085	134,448,530
Inter Pipeline Ltd.	755,439	12,502,531
Keyera Corp.	394,070	9,294,619
Pembina Pipeline Corp.	942,282	34,624,517
TransCanada Corp.	1,697,821	76,277,717
Westshore Terminals Investment Corp.(b)	461,472	6,915,431

		274,063,345

Chile — 0.4%
Enel Americas SA, ADR	757,083	6,760,751
Enel Chile SA, ADR	662,698	3,432,776

		10,193,527

China — 5.5%
Beijing Capital International Airport Co. Ltd., Class H	14,820,000	14,064,930
Beijing Enterprises Water Group Ltd.(b)	7,508,000	4,638,730
China Gas Holdings Ltd.	3,030,400	10,654,723
China Merchants Port Holdings Co. Ltd.	13,114,000	27,932,163
China Resources Gas Group Ltd.	1,096,000	5,165,893
China Resources Power Holdings Co. Ltd.	2,438,000	3,664,788
COSCO SHIPPING Ports Ltd.	17,698,000	19,118,471
Guangdong Investment Ltd.	3,990,000	7,705,578
Jiangsu Expressway Co. Ltd., Class H	12,704,000	17,963,732
Kunlun Energy Co. Ltd.	6,282,000	6,562,131
Shenzhen International Holdings Ltd.	10,365,500	21,998,768
Zhejiang Expressway Co. Ltd., Class H	14,890,000	17,071,446

		156,541,353

France — 6.2%
Aeroports de Paris	339,837	65,785,415
Engie SA	2,488,664	37,109,580
Getlink SE	4,808,493	72,970,402

		175,865,397

Germany —2.4%
E.ON SE	2,998,081	33,367,706
Fraport AG Frankfurt Airport Services Worldwide	385,077	29,505,861
Hamburger Hafen und Logistik AG	220,129	5,037,362

		67,910,929

Hong Kong —1.0%
CLP Holdings Ltd.	2,471,500	28,650,692

Italy — 8.9%
ASTM SpA	370,138	10,078,528
Atlantia SpA	4,888,658	126,746,299
Enav SpA(c)	2,596,003	14,160,690

Security	Shares	Value

Italy (continued)
Enel SpA	10,488,711	$67,177,422
Snam SpA	4,285,798	22,035,557
Societa Iniziative Autostradali e Servizi SpA	708,761	12,287,649

		252,486,145

Mexico — 3.1%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	446,209	20,119,564
Grupo Aeroportuario del Pacifico SAB de CV, ADR	381,524	33,944,190
Grupo Aeroportuario del Sureste SAB de CV, Series B, ADR	210,149	33,993,702

		88,057,456

Netherlands — 0.0%
Koninklijke Vopak NV	32,081	1,536,705

New Zealand — 1.9%
Auckland International Airport Ltd.	9,774,300	54,261,818

Singapore — 0.6%
Hutchison Port Holdings Trust, Class U	55,434,400	13,027,084
SIA Engineering Co. Ltd.(b)	2,573,200	4,673,364

		17,700,448

Spain — 7.8%
Aena SME SA(c)	768,464	138,490,589
Enagas SA	249,568	7,269,099
Iberdrola SA	8,487,569	74,583,860

		220,343,548

Switzerland — 1.3%
Flughafen Zurich AG, Registered	198,136	36,149,524

United Kingdom — 3.4%
BBA Aviation PLC	9,325,582	30,257,743
National Grid PLC	4,987,231	55,290,204
SSEPLC	623,557	9,644,686

		95,192,633

United States — 37.4%
American Electric Power Co. Inc.	667,988	55,943,995
Cheniere Energy Inc.(a)(b)	408,279	27,909,952
Consolidated Edison Inc.	434,789	36,874,454
Dominion Energy Inc.	1,082,388	82,975,864
DTE Energy Co.	246,081	30,696,144
Duke Energy Corp.	984,217	88,579,530
Equitrans Midstream Corp.	372,831	8,120,259
Eversource Energy	428,538	30,404,771
Exelon Corp.	1,310,001	65,670,350
Kinder Morgan Inc./DE	3,590,847	71,852,849
Macquarie Infrastructure Corp.	802,210	33,067,096
NextEra Energy Inc.	647,283	125,132,750
ONEOK Inc.	759,756	53,061,359
PPL Corp.	976,278	30,987,064
Public Service Enterprise Group Inc.	684,547	40,668,937
Sempra Energy	370,971	46,690,410
Southern Co. (The)	1,400,547	72,380,269
Targa Resources Corp.	423,580	17,599,749
WEC Energy Group Inc.	427,249	33,786,851
Williams Companies Inc. (The)	2,229,872	64,041,924
Xcel Energy Inc.	696,297	39,138,854

		1,055,583,431

Total Common Stocks — 100.0% (Cost: $2,662,243,872)		2,826,811,290

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) March 31, 2019	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	1,297,681	$4,632,722

Total Preferred Stocks — 0.2% (Cost: $(333,440))		4,632,722

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(d)(e)(f)	4,259,171	4,260,875
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	1,479,518	1,479,518

		5,740,393

Total Short-Term Investments — 0.2% (Cost: $5,739,533)		5,740,393

Total Investments in Securities — 100.4% (Cost: $2,667,649,965)		2,837,184,405

Other Assets, Less Liabilities — (0.4)%		(11,354,254)

Net Assets — 100.0%		$2,825,830,151

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,253,263	(20,994,092)	4,259,171	$4,260,875	$180,527	(b)	$5,661		$2,512
BlackRock Cash Funds: Treasury, SL Agency Shares	2,903,762	(1,424,244)	1,479,518	1,479,518	60,622		—		—

				$5,740,393	$241,149		$5,661		$2,512

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,826,811,290	$—	$—	$2,826,811,290
Preferred Stocks	4,632,722	—	—	4,632,722
Money Market Funds	5,740,393	—	—	5,740,393

	$2,837,184,405	$—	$—	$2,837,184,405

See notes to financial statements.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Global Timber & Forestry ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.9%
Klabin SA	2,445,500	$10,701,458
Suzano Papel e Celulose SA	963,601	11,525,973

		22,227,431

Canada — 11.9%
Canfor Corp.(a)	464,499	4,763,379
Interfor Corp.(a)	468,295	5,496,363
West Fraser Timber Co. Ltd.	392,302	19,087,264
Western Forest Products Inc.	2,832,035	3,900,553

		33,247,559

Finland — 8.0%
Metsa Board OYJ	214,802	1,318,106
Stora Enso OYJ, Class R	848,844	10,384,290
UPM-Kymmene OYJ	365,803	10,679,288

		22,381,684

Ireland — 3.6%
Smurfit Kappa Group PLC	361,934	10,111,171

Japan — 11.9%
Daio Paper Corp.	452,600	5,548,883
Nippon Paper Industries Co. Ltd.	389,700	8,048,554
Oji Holdings Corp.	1,752,000	10,874,319
Sumitomo Forestry Co. Ltd.	635,100	8,819,160

		33,290,916

South Africa — 3.4%
Sappi Ltd.	2,054,220	9,493,890

Sweden — 10.5%
Holmen AB, Class B	366,898	7,970,626
Svenska Cellulosa AB SCA, Class B	2,447,982	21,272,341

		29,242,967

Security	Shares	Value

United Kingdom — 3.8%
Mondi PLC	478,661	$10,590,756

United States — 37.2%
CatchMark Timber Trust Inc., Class A	362,445	3,559,210
Domtar Corp.	228,636	11,351,777
International Paper Co.	246,959	11,426,793
PotlatchDeltic Corp.	501,656	18,957,580
Rayonier Inc.	760,952	23,985,207
Westrock Co.	297,110	11,394,169
Weyerhaeuser Co.	880,453	23,191,133

		103,865,869

Total Common Stocks — 98.2% (Cost: $302,229,938)		274,452,243

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	752,201	752,201

Total Short-Term Investments — 0.2% (Cost: $752,201)		752,201

Total Investments in Securities — 98.4% (Cost: $302,982,139)		275,204,444

Other Assets, Less Liabilities — 1.6%		4,348,714

Net Assets — 100.0%		$279,553,158

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,679,480	(1,679,480)	—	$—	$11,281	(b)	$404		$167
BlackRock Cash Funds: Treasury, SL Agency Shares	935,657	(183,456)	752,201	752,201	10,673		—		—

				$752,201	$21,954		$404		$167

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) March 31, 2019	iShares® Global Timber & Forestry ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$274,452,243	$—	$—	$274,452,243
Money Market Funds	752,201	—	—	752,201

	$275,204,444	$—	$—	$275,204,444

See notes to financial statements.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

March 31, 2019

	iShares Global 100 ETF		iShares Global Clean Energy ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,021,678,139		$206,482,252	$2,831,444,012	$274,452,243
Affiliated(c)	1,516,312		25,039,208	5,740,393	752,201
Foreign currency, at value(d)	1,548,393		762,051	3,022,824	626,638
Receivables:
Investments sold	—		—	97,914,011	15,242,490
Securities lending income — Affiliated	131		32,399	335	—
Dividends	5,417,424		1,022,006	4,410,352	357,847
Tax reclaims	1,712,504		57,601	248,671	—
Foreign withholding tax claims	83,051		—	—	737,430

Total assets	2,031,955,954		233,395,517	2,942,780,598	292,168,849

LIABILITIES
Collateral on securities loaned, at value	—		24,720,616	4,259,519	—
Payables:
Investments purchased	1,069		124	111,606,709	11,975,215
Capital shares redeemed	—		—	—	368,539
Investment advisory fees	673,226		79,341	1,084,219	112,166
Professional fees	831		—	—	57,374
IRS compliance fee for foreign withholding tax claims	—		—	—	102,397

Total liabilities	675,126		24,800,081	116,950,447	12,615,691

NET ASSETS	$2,031,280,828		$208,595,436	$2,825,830,151	$279,553,158

NET ASSETS CONSIST OF:
Paid-in capital	$1,760,907,077		$251,918,501	$2,827,896,421	$313,919,932
Accumulated earnings (loss)	270,373,751		(43,323,065)	(2,066,270)	(34,366,774)

NET ASSETS	$2,031,280,828		$208,595,436	$2,825,830,151	$279,553,158

Shares outstanding	42,700,000	(e)	21,400,000	63,100,000	4,380,000

Net asset value	$47.57	(e)	$9.75	$44.78	$63.82

Shares authorized	Unlimited		Unlimited	Unlimited	Unlimited

Par value	None		None	None	None

(a) Securities loaned, at value	$—		$23,218,074	$4,160,088	$—
(b) Investments, at cost — Unaffiliated	$1,629,146,238		$184,729,938	$2,661,910,432	$302,229,938
(c) Investments, at cost — Affiliated	$1,516,312		$25,031,726	$5,739,533	$752,201
(d) Foreign currency, at cost	$1,559,297		$762,507	$3,037,529	$630,028
(e) Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Operations

Year Ended March 31, 2019

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$55,800,000	$4,329,223	$101,690,497	$9,913,343
Dividends — Affiliated	48,889	3,743	60,622	10,673
Non-cash dividends — Unaffiliated	—	—	—	1,312,937
Securities lending income — Affiliated — net	13,181	507,357	180,527	11,281
Foreign taxes withheld	(2,557,639)	(325,393)	(6,659,130)	(363,900)

Total investment income	53,304,431	4,514,930	95,272,516	10,884,334

EXPENSES
Investment advisory fees	7,467,525	801,229	12,129,701	1,900,127
Professional fees	—	—	—	1,065

Total expenses	7,467,525	801,229	12,129,701	1,901,192

Net investment income	45,836,906	3,713,701	83,142,815	8,983,142

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,994,493)	(8,405,368)	(85,294,978)	6,884,719
Investments — Affiliated	(283)	3,377	5,661	404
In-kind redemptions — Unaffiliated	83,830,238	2,113,924	41,186,295	51,136,645
Foreign currency transactions	(226,512)	(251)	(437,539)	(121,901)

Net realized gain (loss)	79,608,950	(6,288,318)	(44,540,561)	57,899,867

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,449,913	11,663,147	171,500,918	(141,847,226)
Investments — Affiliated	1,316	7,482	2,512	167
Foreign currency translations	(98,736)	(4,627)	(10,426)	(67,377)

Net change in unrealized appreciation (depreciation)	2,352,493	11,666,002	171,493,004	(141,914,436)

Net realized and unrealized gain (loss)	81,961,443	5,377,684	126,952,443	(84,014,569)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$127,798,349	$9,091,385	$210,095,258	$(75,031,427)

See notes to financial statements.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$45,836,906	$39,591,979	$3,713,701	$3,336,843
Net realized gain (loss)	79,608,950	7,949,605	(6,288,318)	(7,939,736)
Net change in unrealized appreciation (depreciation)	2,352,493	170,799,436	11,666,002	19,249,525

Net increase in net assets resulting from operations	127,798,349	218,341,020	9,091,385	14,646,632

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(42,460,909)	(39,701,927)	(4,413,876)	(2,795,249)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	165,436,043	10,918,122	47,708,758	64,123,047

NET ASSETS(b)
Total increase in net assets	250,773,483	189,557,215	52,386,267	75,974,430
Beginning of year	1,780,507,345	1,590,950,130	156,209,169	80,234,739

End of year	$2,031,280,828	$1,780,507,345	$208,595,436	$156,209,169

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Changes in Net Assets  (continued)

	iShares Global Infrastructure ETF		iShares Global Timber & Forestry ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$83,142,815	$62,203,127	$8,983,142	$3,919,707
Net realized gain (loss)	(44,540,561)	26,350,621	57,899,867	27,250,332
Net change in unrealized appreciation (depreciation)	171,493,004	(67,989,127)	(141,914,436)	73,096,864

Net increase (decrease) in net assets resulting from operations	210,095,258	20,564,621	(75,031,427)	104,266,903

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(86,415,467)	(56,003,952)	(9,560,479)	(3,786,938)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	198,463,264	978,645,524	(76,396,878)	105,901,189

NET ASSETS(b)
Total increase (decrease) in net assets	322,143,055	943,206,193	(160,988,784)	206,381,154
Beginning of year	2,503,687,096	1,560,480,903	440,541,942	234,160,788

End of year	$2,825,830,151	$2,503,687,096	$279,553,158	$440,541,942

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global 100 ETF

	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17	(a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of year	$45.54	$40.90	$36.07		$38.43	$38.83

Net investment income(b)	1.14	1.02	1.05		1.03	1.05
Net realized and unrealized gain (loss)(c)	1.97	4.65	4.84		(2.34)	(0.11)

Net increase (decrease) from investment operations	3.11	5.67	5.89		(1.31)	0.94

Distributions(d)
From net investment income	(1.08)	(1.03)	(1.06)		(1.05)	(1.34)

Total distributions	(1.08)	(1.03)	(1.06)		(1.05)	(1.34)

Net asset value, end of year	$47.57	$45.54	$40.90		$36.07	$38.43

Total Return
Based on net asset value	7.00%	13.97%	16.66	%(e)	(3.52)%	2.39%

Ratios to Average Net Assets
Total expenses	0.40%	0.40%	0.40%		0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	N/A	0.40%		N/A	N/A

Net investment income	2.46%	2.30%	2.78%		2.78%	2.70%

Supplemental Data
Net assets, end of year (000)	$2,031,281	$1,780,507	$1,590,950		$1,630,166	$1,779,345

Portfolio turnover rate(f)	9%	8%	5%		5%	12%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Total return by 0.01%.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$9.47	$8.54	$9.27	$11.86	$11.16

Net investment income(a)	0.19	0.26	0.25	0.23	0.37
Net realized and unrealized gain (loss)(b)	0.32	0.90	(0.67)	(2.59)	0.60

Net increase (decrease) from investment operations	0.51	1.16	(0.42)	(2.36)	0.97

Distributions(c)
From net investment income	(0.23)	(0.23)	(0.31)	(0.23)	(0.27)

Total distributions	(0.23)	(0.23)	(0.31)	(0.23)	(0.27)

Net asset value, end of year	$9.75	$9.47	$8.54	$9.27	$11.86

Total Return
Based on net asset value	5.69%	13.90%	(4.39)%	(20.17)%	9.13%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	2.13%	2.91%	2.86%	2.28%	3.45%

Supplemental Data
Net assets, end of year (000)	$208,595	$156,209	$80,235	$83,418	$80,670

Portfolio turnover rate(d)	42%	29%	35%	39%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$42.73	$42.18	$39.18	$41.89	$41.48

Net investment income(a)	1.34	1.44	1.29	1.26	1.30
Net realized and unrealized gain (loss)(b)	2.10	0.45	2.88	(2.80)	0.37

Net increase (decrease) from investment operations	3.44	1.89	4.17	(1.54)	1.67

Distributions(c)
From net investment income	(1.39)	(1.34)	(1.17)	(1.17)	(1.26)

Total distributions	(1.39)	(1.34)	(1.17)	(1.17)	(1.26)

Net asset value, end of year	$44.78	$42.73	$42.18	$39.18	$41.89

Total Return
Based on net asset value	8.40%	4.37%	10.85%	(3.55)%	3.99%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	3.15%	3.24%	3.22%	3.21%	3.05%

Supplemental Data
Net assets, end of year (000)	$2,825,830	$2,503,687	$1,560,481	$932,422	$1,227,295

Portfolio turnover rate(d)	19%	11%	23%	17%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$78.11	$57.39	$47.07		$54.68	$51.70

Net investment income(a)	1.57	0.82	1.06	(b)	0.66	0.55
Net realized and unrealized gain (loss)(c)	(14.25)	20.75	10.14		(7.30)	3.34

Net increase (decrease) from investment operations	(12.68)	21.57	11.20		(6.64)	3.89

Distributions(d)
From net investment income	(1.61)	(0.85)	(0.88)		(0.97)	(0.91)

Total distributions	(1.61)	(0.85)	(0.88)		(0.97)	(0.91)

Net asset value, end of year	$63.82	$78.11	$57.39		$47.07	$54.68

Total Return
Based on net asset value	(16.22)%	37.92%	24.18	%(b)	(12.25)%	7.60%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.51%		0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	0.46%	N/A	0.48%		N/A	N/A

Net investment income	2.17%	1.21%	2.09	%(b)	1.33%	1.06%

Supplemental Data
Net assets, end of year (000)	$279,553	$440,542	$234,161		$180,739	$291,992

Portfolio turnover rate(e)	18%	31%	17%		22%	12%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.14.
•	Total return by 0.30%.
•	Ratio of net investment income to average net assets by 0.27%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Global Clean Energy
Barclays Bank PLC	$1,033,665	$1,033,665		$—	$—
Barclays Capital Inc.	3,961,128	3,961,128		—	—
BNP Paribas Prime Brokerage International Ltd.	62,607	62,607		—	—
BNP Paribas Securities Corp.	9,433	9,433		—	—
Citigroup Global Markets Inc.	1,102,804	1,102,804		—	—
Credit Suisse Securities (USA) LLC	3,379,896	3,379,896		—	—
Deutsche Bank Securities Inc.	28	28		—	—
Goldman Sachs & Co.	978,684	978,684		—	—
HSBC Bank PLC	759,240	759,240		—	—
JPMorgan Securities LLC	5,306,090	5,306,090		—	—
Merrill Lynch, Pierce, Fenner & Smith	2,164,806	2,164,806		—	—
Morgan Stanley & Co. LLC	2,343,614	2,343,614		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,212,741	1,212,741		—	—
Scotia Capital (USA) Inc.	182,574	182,574		—	—
State Street Bank & Trust Company	379,128	379,128		—	—
Wells Fargo Securities LLC	341,636	341,636		—	—

	$23,218,074	$23,218,074		$—	$—

Global Infrastructure
Citigroup Global Markets Inc.	$1,597,464	$1,597,464		$—	$—
Morgan Stanley & Co. LLC	463,972	463,972		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,098,652	2,086,200		—	(12,452	)(b)

	$4,160,088	$4,147,636		$—	$(12,452)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements  (continued)

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion	0.38

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%(the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Global 100	$3,334
Global Clean Energy	121,152
Global Infrastructure	23,308
Global Timber & Forestry	3,823

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global 100	$12,167,225	$16,572,915
Global Clean Energy	915,526	—
Global Infrastructure	35,701,473	19,834,401
Global Timber & Forestry	2,980,596	3,090,993

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Global 100	$167,655,706	$161,365,727
Global Clean Energy	74,417,974	72,668,905
Global Infrastructure	546,370,582	508,866,262
Global Timber & Forestry	74,216,885	81,639,162

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$379,935,772	$219,200,920
Global Clean Energy	54,573,192	9,121,622
Global Infrastructure	392,292,773	221,026,532
Global Timber & Forestry	108,125,193	177,350,603

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to the expiration of capital loss carry forwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Global 100	$67,167,661	$(67,167,661)
Global Clean Energy	(8,584,959)	8,584,959
Global Infrastructure	29,050,679	(29,050,679)
Global Timber & Forestry	48,174,839	(48,174,839)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18
Global 100
Ordinary income	$42,460,909	$39,701,927

Global Clean Energy
Ordinary income	$4,413,876	$2,795,249

Global Infrastructure
Ordinary income	$86,415,467	$56,003,952

Global Timber & Forestry
Ordinary income	$9,560,479	$3,786,938

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (continued)

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
Global 100	$13,676,558	$(70,713,501)	$327,410,694		$270,373,751
Global Clean Energy	—	(57,299,344)	13,976,279		(43,323,065)
Global Infrastructure	11,215,428	(128,301,905)	115,020,207		(2,066,270)
Global Timber & Forestry	—	(2,826,139)	(31,540,635)		(34,366,774)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and foreign withholding tax reclaims.

For the year ended March 31, 2019, the Funds utilized the following amounts of their capital loss carry forwards as follows:

iShares ETF	Utilized
Global 100	$12,764,999
Global Timber & Forestry	9,648,441

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$1,695,822,604	$545,241,517	$(217,869,670)	$327,371,847
Global Clean Energy	217,542,582	32,941,892	(18,963,014)	13,978,878
Global Infrastructure	2,722,152,438	272,272,795	(157,240,828)	115,031,967
Global Timber & Forestry	307,293,879	13,907,881	(45,997,316)	(32,089,435)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/19			Year Ended 03/31/18
iShares ETF	Shares		Amount	Shares		Amount
Global 100
Shares sold	8,400,000	(a)	$388,947,876	2,000,000	(a)	$86,939,502
Shares redeemed	(4,800,000	)(a)	(223,511,833)	(1,800,000	)(a)	(76,021,380)

Net increase	3,600,000		$165,436,043	200,000		$10,918,122

Global Clean Energy
Shares sold	6,000,000		$56,922,819	7,200,000		$65,027,792
Shares redeemed	(1,100,000)		(9,214,061)	(100,000)		(904,745)

Net increase	4,900,000		$47,708,758	7,100,000		$64,123,047

Global Infrastructure
Shares sold	9,900,000		$422,092,787	25,900,000		$1,168,340,421
Shares redeemed	(5,400,000)		(223,629,523)	(4,300,000)		(189,694,897)

Net increase	4,500,000		$198,463,264	21,600,000		$978,645,524

Global Timber & Forestry
Shares sold	1,500,000		$118,633,716	1,680,000		$114,128,632
Shares redeemed	(2,760,000)		(195,030,594)	(120,000)		(8,227,443)

Net increase(decrease)	(1,260,000)		$(76,396,878)	1,560,000		$105,901,189

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

The Board authorized a two-for-one stock split for the iShares Global 100 ETF, effective after the close of trading on May 1, 2018. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

10.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global 100 ETF and iShares Global Timber & Forestry ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Foreign withholding tax claims and associated payable amounts are disclosed in the statement of assets and liabilities.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (continued)

Assuming there are sufficient foreign taxes paid which the iShares Global 100 ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

The iShares Global Timber & Forestry ETF plans to seek a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns from prior calendar years. The Fund has accrued an estimated liability for this IRS compliance fee, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Global 100	$39,701,927
Global Clean Energy	2,795,249
Global Infrastructure	56,003,952
Global Timber & Forestry	3,786,938

Undistributed net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Global 100	$10,605,390
Global Clean Energy	653,843
Global Infrastructure	14,449,657
Global Timber & Forestry	814,659

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Global 100 ETF, iShares Global Clean Energy ETF,

iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Global 100 ETF, iShares Global Clean Energy ETF, iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the five years in the period ended March 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	39

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2019 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Global 100	56.06%
Global Clean Energy	11.05%
Global Infrastructure	37.20%
Global Timber & Forestry	17.18%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2019:

iShares ETF	Qualified Dividend Income
Global 100	$55,511,066
Global Clean Energy	3,427,821
Global Infrastructure	95,450,328
Global Timber & Forestry	10,084,948

For the fiscal year ended March 31, 2019, the following Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Clean Energy	$3,885,309	$245,702
Global Infrastructure	68,066,057	6,339,783
Global Timber & Forestry	7,550,641	196,835

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global 100(a)	$1.055375	$—	$0.023440	$1.078815	98%	—%	2%	100%
Global Clean Energy(a)	0.215093	—	0.014053	0.229146	94	—	6	100
Global Infrastructure(a)	1.308737	—	0.078425	1.387162	94	—	6	100
Global Timber & Forestry(a)	1.501380	—	0.110106	1.611486	93	—	7	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global 100 ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	7	0.53%
Greater than 0.0% and Less than 0.5%	694	52.62
At NAV	30	2.27
Less than 0.0% and Greater than –0.5%	573	43.44
Less than –0.5% and Greater than –1.0%	14	1.06
Less than –1.0% and Greater than –1.5%	1	0.08

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	41

Supplemental Information  (unaudited) (continued)

iShares Global Clean Energy ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	27	2.05%
Greater than 0.5% and Less than 1.0%	184	13.95
Greater than 0.0% and Less than 0.5%	704	53.36
At NAV	20	1.52
Less than 0.0% and Greater than –0.5%	320	24.26
Less than –0.5% and Greater than –1.0%	55	4.17
Less than –1.0% and Greater than –1.5%	8	0.61
Less than –1.5% and Greater than –2.0%	1	0.08

	1,319	100.00%

iShares Global Infrastructure ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	42	3.18
Greater than 0.0% and Less than 0.5%	801	60.73
At NAV	36	2.73
Less than 0.0% and Greater than –0.5%	407	30.86
Less than –0.5% and Greater than –1.0%	30	2.27
Less than –1.0% and Greater than –1.5%	2	0.15

	1,319	100.00%

iShares Global Timber & Forestry ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	15	1.14%
Greater than 0.0% and Less than 0.5%	593	44.96
At NAV	31	2.35
Less than 0.0% and Greater than –0.5%	642	48.67
Less than –0.5% and Greater than –1.0%	36	2.73
Less than –1.0% and Greater than –1.5%	2	0.15

	1,319	100.00%

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)   Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b)   Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	43

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	45

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds ‘Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	47

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Global Comm Services ETF | IXP | NYSE Arca

▶	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca

▶	iShares Global Consumer Staples ETF | KXI | NYSE Arca

▶	iShares Global Energy ETF | IXC | NYSE Arca

▶	iShares Global Financials ETF | IXG | NYSE Arca

▶	iShares Global Healthcare ETF | IXJ | NYSE Arca

▶	iShares Global Industrials ETF | EXI | NYSE Arca

▶	iShares Global Materials ETF | MXI | NYSE Arca

▶	iShares Global Tech ETF | IXN | NYSE Arca

▶	iShares Global Utilities ETF | JXI | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Global Market Overview

Global equity markets rose modestly during the 12 months ended March 31, 2019 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 2.68% in United States (“U.S.”) dollar terms for the reporting period.

The reporting period was characterized by significant volatility, reflecting concerns about economic growth, corporate profits, a potential trade war between the U.S. and China, political turmoil in the U.S. and Europe, and rising interest rates. The rate of growth for many leading economies decelerated over the course of the reporting period. In the U.S., the pace of growth slowed from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Eurozone economic growth declined from 2.1% to 1.1% during 2018. Similarly, economic growth in China and Japan decreased throughout the reporting period. Growth in the United Kingdom (“U.K.”) was also slow and remained well below a 2% annual rate throughout the reporting period.

Related to economic growth deceleration was a steady downturn in corporate earnings. In the U.S., the December 2017 tax cut led to the second strongest corporate profit growth in the developed world in calendar year 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings growth had been revised down by the largest margin in three years. In Europe and Japan, earnings expectations were repeatedly revised down during the reporting period. Emerging market stocks, which are often sensitive to changes in the global economy, posted earnings growth but trailed the U.S. and Europe. The downturn in global growth meant continued restrained inflation, as consumer prices across the world’s leading economies increased at only a 1.3% annual rate through February 2019.

Political developments also weighed on equities during the reporting period, as investors faced uncertainty about the outcome of the U.K.’s planned exit (“Brexit”) from the European Union (“E.U.”). As the U.K. is one of the largest economies in the world and a key trading partner with Europe and the U.S., the potential of the U.K. leaving the E.U. without a deal in place raised concerns. In the U.S., the longest government shutdown in U.S. history further weighed on expectations for economic growth. Another significant threat to the global economy was a potential trade war between the U.S. and China. These concerns eased late in the reporting period as the U.S. government shutdown ended in January 2019, and the Trump administration reduced trade tensions with China.

Leading central banks reacted to these conditions by slowing their interest rate-raising campaigns or by decreasing interest rates outright. For example, in December 2018 the U.S. Federal Reserve Bank (“Fed”) increased rates for the third time during the reporting period but in early January 2019, announced that it would slow the pace of future rate increases. The European Central Bank (“ECB”) delayed the date of its proposed first rate increase since the Financial Crisis of 2007 — 2008 and took additional steps to stimulate the economy. China also adopted a range of monetary and fiscal policy measures intended to increase growth.

In that environment, U.S. stocks significantly outperformed other developed markets, as both European and Asian equities declined in U.S. dollar terms. Concerns about growth and trade particularly weighed on emerging market equities, most of which posted negative returns for the reporting period. In particular, Chinese markets in 2018 declined the most in a decade.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® Global Comm Services ETF

Investment Objective

The iShares Global Comm Services ETF (the “Fund”) (formerly the iShares Global Telecom ETF) seeks to track the investment results of an index composed of global equities in the communication services sector, as represented by the S&P Global 1200 Communication Services Sector IndexTM (the “Index”) (formerly the S&P Global 1200 Telecommunications Services Sector IndexTM). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	1 Year		5 Years	10 Years	1 Year		5 Years	10 Years
Fund NAV	2.51	%(a)	1.83%	7.70%	2.51	%(a)	9.50%	109.93%
Fund Market	2.26		1.85	7.70	2.26		9.59	109.93
Index	2.60		1.67	7.53	2.60		8.65	106.64

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$985.40	$2.28		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Global Comm Services ETF

Portfolio Management Commentary

Global communication services stocks advanced modestly during the reporting period despite facing high costs and an increasingly competitive landscape. U.S. diversified telecommunication services providers were leading contributors to the Index’s return, particularly the integrated telecommunication services industry, where higher profits were driven by subscriber gains and the benefits of corporate tax reform. In addition, market leadership in 5G, which provides ultra-fast mobile data with low latency, enhanced the industry’s performance.

U.S. interactive media and services companies were meaningful contributors to the Index’s performance. Growth in mobile and desktop search and gains in the streaming segment were leading drivers of the industry’s performance. The continued growth of cloud computing also bolstered the industry’s revenue gains. In the social media space, earnings were supported by gains in advertising revenue from an expanding user base and favorable changes to corporate tax laws.

Wireless telecommunication services providers in Asia were notable contributors to the Index’s return. Specifically, operators in Japan advanced due to higher monthly service fees and investments in technology companies offering synergies with mobile service providers. In China, the industry benefited from rising mobile subscriptions. China’s media and entertainment industry was also a key contributor to the Index’s return, bolstered by growing advertising revenue and ongoing adoption of cloud computing and digital payments platforms.

Communications services stocks in Canada and Germany contributed modestly to the Index’s return. The telecommunication services industry in Canada benefited from strong postpaid revenues, while German companies advanced due to solid customer expansion in both Europe and North America.

On the downside, stocks in the U.K. detracted meaningfully from the Index’s return. The wireless telecommunication services market was negatively impacted by merger and acquisition activity, which left investors concerned about lower future dividend payments by mobile operators with significant levels of debt. Intensifying competition in several European and Asian markets also decreased revenues. Spain’s integrated telecommunication services industry also weighed notably on the Index’s return, due in part to currency effects related to economic instability in key Latin American markets.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Interactive Media & Services	37.3%
Diversified Telecommunication Services	25.4
Entertainment	15.1
Media	13.2
Wireless Telecommunication Services	9.0

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	67.5%
China	8.3
Japan	7.1
United Kingdom	3.2
Canada	2.8
France	2.6
Germany	2.0
Spain	1.1
Australia	0.9
Singapore	0.7

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	iShares® Global Consumer Discretionary ETF

Investment Objective

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.32%	8.27%	16.20%	3.32%	48.76%	348.94%
Fund Market	3.23	8.31	16.21	3.23	49.04	349.26
Index	3.31	8.32	16.19	3.31	49.13	348.39

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$948.10	$2.23		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Global Consumer Discretionary ETF

Portfolio Management Commentary

Global consumer discretionary stocks advanced modestly for the reporting period, due largely to ongoing strength in U.S. consumer spending. U.S. consumer discretionary stocks drove the majority of the Index’s return during the reporting period, with retailers the leading contributors. Internet and direct marketing retailers were bolstered by growth in cloud computing and ongoing consumer migration from traditional cable subscriptions to online entertainment streaming services. Specialty retailers also helped the Index’s performance, with particular strength coming from home improvement stores, which advanced amid job expansion, wage growth, and rising consumer spending. This was particularly true for rural, working-class consumers, typically a large segment of home improvement customers. Weather-related sales further elevated the Index’s return, as consumers purchased equipment and repair products ahead of predicted storms.

Extreme weather conditions and a supportive economic landscape also benefited automotive retailers, which posted higher revenues due in part to elevated spending on auto parts as harsh weather conditions strained cars. Outside of the retail space, quick-serve convenience restaurants contributed to the Index’s return, as properties investing in innovations on both the menu and technology side posted higher revenues. Movies and entertainment companies also advanced, bolstered by releases of successful franchise sequels.

On the downside, companies based in Japan and Germany detracted from the Index’s performance during the reporting period. In Japan, automobiles and consumer electronics companies declined amid uncertainty surrounding the strength of the global economy and increasingly protectionist trade policies from the U.S. government. In particular, sales of automobiles have slowed globally. Component manufacturers for smartphones and car battery makers posted weaker-than-expected performance due to slowing economic growth and trade tensions.

Among the Index’s German stocks, automobile manufacturers were also leading detractors from the Index’s return, similarly weighed down by concerns about slowing global auto sales. The effects were particularly pronounced in Europe, where auto sales decreased considerably during the reporting period. Implementation of stricter emissions standards by the E.U. also weighed on German automakers.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Retailing	45.5%
Automobiles & Components	19.3
Consumer Durables & Apparel	18.9
Consumer Services	16.3

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	60.5%
Japan	14.5
France	6.9
Germany	5.0
United Kingdom	4.6
Canada	1.4
Switzerland	1.3
Australia	1.2
Italy	1.0
Spain	0.8

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2019	iShares® Global Consumer Staples ETF

Investment Objective

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.07%	6.11%	12.15%	6.07%	34.54%	214.64%
Fund Market	5.95	6.16	12.18	5.95	34.82	215.51
Index	6.03	6.07	12.13	6.03	34.28	214.10

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,041.30	$2.34		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Global Consumer Staples ETF

Portfolio Management Commentary

Global consumer staples stocks advanced moderately during the reporting period amid a highly competitive landscape. Household product manufacturers based in the U.S. were the leading contributors to the Index’s return, gaining traction from strengthening consumer spending, which remained resilient throughout most of 2018. Despite competitive pressure and rising input costs, large, multi-national consumer products companies benefited from streamlining their brand portfolios and consistent dividend payouts, a mainstay of defensively oriented consumer staples stocks. Companies leveraging product innovation and strategic pricing were rewarded with an increase in organic sales. Corporate stock buybacks within the industry also helped the Index’s return.

Hypermarkets and super centers were another area of strength among the Index’s U.S.-based investments. As online retailing continues to take market share from traditional brick-and-mortar stores, big-box retailers that have integrated e-commerce into their business strategy performed well. Beverage manufacturers modestly buoyed the Index’s performance, advancing amid sales growth, particularly in markets outside of the U.S.

The packaged foods and meats industry in Switzerland was also a notable contributor to the Index’s return. Swiss global food manufacturers benefited from solid sales gains, particularly in Asia, the Pacific, and Africa, due to strong pricing power and internal growth. Rising operating profits in Europe and the Middle East were also advantageous. The personal products industry in France contributed modestly to the Index’s performance, advancing due to sales of luxury cosmetic products to Asian consumers, particularly in China.

On the downside, consumer staples stocks in Belgium and Brazil were leading detractors from the Index’s return, as weakness in the beverage industries, particularly among large brewers, weighed on performance. Consumer demand for beer in general has been falling, although the decline is much more pronounced for large brewers. Market share of big-name beer manufacturers and distributors declined globally as consumers increasingly favor microbreweries and regional brewers, showing willingness to pay premium prices for a local product. Currency fluctuations and economic instability in a number of Latin American markets also negatively impacted the Index’s performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Packaged Foods & Meats	21.2%
Household Products	15.2
Tobacco	12.2
Soft Drinks	11.3
Personal Products	10.5
Hypermarkets & Super Centers	8.7
Food Retail	6.2
Brewers	6.2
Distillers & Vintners	5.4
Drug Retail	1.5
Other (each representing less than 1%)	1.6

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	51.0%
United Kingdom	12.2
Switzerland	9.1
Japan	7.5
Netherlands	5.0
France	4.9
Belgium	2.5
Canada	1.7
Australia	1.4
Mexico	0.9

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2019	iShares® Global Energy ETF

Investment Objective

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.56%	(2.14)%	5.23%	2.56%	(10.25)%	66.44%
Fund Market	2.35	(2.14)	5.24	2.35	(10.25)	66.59
Index	2.31	(2.30)	5.17	2.31	(11.00)	65.59

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$908.10	$2.19		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Global Energy ETF

Portfolio Management Commentary

Stocks of global energy companies increased modestly during the reporting period, amid volatility in global equities and energy commodities. Oil prices initially increased to a high of approximately U.S. $75 per barrel in early October 2018 before falling below U.S. $45 in December 2018, then ultimately increasing to end the reporting period around U.S. $60. Heating oil and gasoline prices followed similar trajectories.

Those fluctuations reflected changing supply and demand fundamentals and views about global economic growth. Oil supply was mixed, as U.S. production reached a record high of slightly above 12 million barrels a day, and OPEC increased output in the second half of 2018 under political pressure from the U.S. to increase production and lower prices. However, conditions changed as OPEC reduced production in early 2019 to an over four-year low. Demand for oil was reduced by the slowdown in global economic growth. In addition, the U.S. dollar strengthened during the reporting period, further weighing on demand. Crude oil is priced in U.S. dollars, so a strong U.S. dollar makes oil more expensive for foreign buyers. Nevertheless, demand and pricing rebounded in January 2019 as prospects for a resolution to the U.S.-China trade dispute suggested the worst economic outcomes might be avoided.

Multinational integrated oil and gas companies in the U.S. and the U.K. contributed the most to the Index’s performance. These companies reported increasing production and significant gains in profits, despite the decline in oil prices, due to cost reductions and investments made in previous years. On the downside, U.S. oil and gas equipment and services companies were the largest detractors from the Index’s return, reflecting lower capital spending by companies in the sector amid uncertainty around oil prices and economic growth. Japan was the leading detractor from the Index’s return by country, hindered by the oil, gas and consumable fuels industry, as increasing output weighed on prices and profit margins.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Integrated Oil & Gas	59.5%
Oil & Gas Exploration & Production	17.5
Oil & Gas Storage & Transportation	10.9
Oil & Gas Refining & Marketing	6.5
Oil & Gas Equipment & Services	5.2
Other (each representing less than 1%)	0.4

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	52.5%
United Kingdom	16.6
Canada	10.6
France	5.8
China	2.6
Italy	2.6
Brazil	2.5
Australia	2.2
Spain	1.1
Japan	1.1

F U N D S U M M A R Y	13

Fund Summary as of March 31, 2019	iShares® Global Financials ETF

Investment Objective

The iShares Global Financials ETF (the ”Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.02)%	4.32%	11.40%	(8.02)%	23.55%	194.24%
Fund Market	(8.40)	4.29	11.31	(8.40)	23.38	191.95
Index	(8.06)	4.37	11.50	(8.06)	23.83	196.98

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$942.90	$2.23		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Global Financials ETF

Portfolio Management Commentary

Global financial stocks declined for the reporting period, as the sector faced a number of challenges, including stalling global growth and trade tensions. Financial stocks are among the most sensitive to economic conditions and usually perform poorly when investors expect future economic growth to weaken.

From a country perspective, the U.S., which constituted approximately 47% of the Index on average, was the leading detractor from the Index’s return. While economic growth in the U.S. remained solid, investors were concerned that slower global growth would affect U.S. markets. The banking industry was the principal detractor, driven by a weaker global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short-and long-term interest rates. This negatively affects banks’ profitability, as they borrow for shorter durations while lending for longer periods. When yield curves are flatter, banks become less inclined to engage in the type of long-term lending activities that are an important part of the industry.

While U.S. banks initially benefited from the latest cycle of interest rate increases, as they were able to lend at higher rates without increasing deposit rates to the same degree, the advantage diminished. Competitive pressures, particularly from online banks, have forced deposit rates to increase and worked against bank profits. The diversified financials industry also weighed on performance amid increased volatility and subdued merger and acquisition activity.

U.K. financial stocks were also notable detractors from the Index’s return, as uncertainty surrounding a possible departure from the E.U. weighed on bank stocks. Investors were concerned the expected, resulting economic disruption could be particularly difficult for banks.

Financial companies in Spain detracted marginally from the Index’s return, as competitive pressure and low interest rates weighed on European banks. In Japan, which was also a slight detractor, investors were concerned that Japanese banks invested in overly risky assets in response to negative interest rates. On the upside, financial stocks in Hong Kong contributed modestly to the Index’s return, driven by an increase in new premiums in the insurance industry.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	52.6%
Insurance	22.4
Capital Markets	15.1
Diversified Financial Services	7.5
Consumer Finance	2.4
Equity Real Estate Investment Trusts (REITs)	0.0	(b)

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	46.8%
Canada	7.5
United Kingdom	7.0
Australia	5.4
Japan	5.0
China	4.1
Switzerland	3.1
Hong Kong	2.9
Germany	2.9
France	2.3

F U N D S U M M A R Y	15

Fund Summary as of March 31, 2019	iShares® Global Healthcare ETF

Investment Objective

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.29%	8.12%	14.12%	12.29%	47.75%	274.53%
Fund Market	12.00	8.09	14.15	12.00	47.55	275.52
Index	12.27	8.22	14.18	12.27	48.46	276.76

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$980.50	$2.27		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Global Healthcare ETF

Portfolio Management Commentary

Global healthcare stocks advanced during the reporting period as demand for healthcare-related services around the world continued to expand. U.S.-based pharmaceuticals stocks were the leading contributors to the Index’s return, advancing due to a record level of new drug approvals and faster approval times by the Food and Drug Administration. Strong sales of medications for chronic conditions and diseases, such as diabetes and cancer, helped drive the industry’s solid revenues and earnings.

U.S.-based healthcare equipment manufacturers also contributed to the Index’s performance, benefiting from demand for minimally invasive, robot-assisted surgery procedures and self-automated, home-based care. Merger and acquisition activity and rising overseas demand for medical equipment, particularly from emerging markets, also supported the industry.

Managed healthcare providers, also noteworthy U.S.-based contributors to the Index’s return, were key beneficiaries of increasing demand for services from the expanding elderly population. Enrollments in Medicare Advantage plans, which insure consumers aged 65 and older, were higher than expected, driving the industry’s contribution. Merger and acquisition activity also benefited the industry. Specifically, consolidations between health insurance providers and pharmacy benefits managers created a new model of healthcare services delivery and expected prescription drug cost-savings. The life sciences tools and services industry was another area of strength amid consolidation activity and strong global demand for scientific instruments and genetic sequencing technologies.

Pharmaceuticals manufacturers in Switzerland were also noteworthy contributors to the Index’s return. Similar to the environment in the U.S., Swiss pharmaceuticals companies also advanced amid growing demand for treatments of chronic conditions, which bolstered the industry’s earnings. A shift away from the price-sensitive generic segment to focus on higher-margin therapies also benefited Swiss pharmaceutical companies.

On the downside, German healthcare stocks weighed on the Index’s return. The pharmaceuticals industry, which came under pressure from litigation following a merger, was the leading detractor. The German healthcare services industry also weighed on performance due to weakening demand for dialysis products, particularly in the U.S.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	46.0%
Health Care Equipment & Supplies	20.3
Health Care Providers & Services	14.1
Biotechnology	13.4
Life Sciences Tools & Services	5.8
Health Care Technology	0.4

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	69.8%
Switzerland	9.9
Japan	5.5
United Kingdom	4.5
Germany	2.5
Denmark	2.3
France	2.1
Australia	1.7
Netherlands	0.8
South Korea	0.3

F U N D S U M M A R Y	17

Fund Summary as of March 31, 2019	iShares® Global Industrials ETF

Investment Objective

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	1 Year		5 Years	10 Years	1 Year		5 Years	10 Years
Fund NAV	(0.46	)%(a)	6.47%	13.87%	(0.46	)%(a)	36.82%	266.36%
Fund Market	(0.75)		6.47	13.85	(0.75)		36.80	265.96
Index	(0.44)		6.43	13.80	(0.44)		36.54	264.20

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$956.80	$2.24		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Global Industrials ETF

Portfolio Management Commentary

Amid a volatile environment for equities, global industrials stock prices declined slightly during the reporting period. Downward revisions to global economic growth and concerns about the effect of a trade war between the U.S. and China on global manufacturing activity all weighed on industrial stocks. In that environment, U.S. industrials stocks endured their worst calendar year in 2018 since the financial crisis; while manufacturing activity expanded, it grew in March 2019 at the slowest pace since 2017. In the U.K., Eurozone, and Japan, the growth rate slowed or turned negative for manufacturing and mining activity during the reporting period. In China, which is a key engine of global growth, the rate of production growth slowed and the Chinese government ratcheted down future growth projections. Automobile and electronic equipment production declined, as did capital expenditures in the energy and mining sectors.

In that environment, German stocks detracted the most, led by industrial conglomerates and air freight and logistics companies. Stocks in both of these industries endured losses and faced difficulties in multiple business units. Japanese industrial machinery companies were another important source of weakness. These stocks detracted, as global industrial production moderated and orders for industrial machinery weakened.

At the other end of the spectrum, the leading contribution to the Index’s performance came from the U.S. railroads industry. Rail companies benefited from continued positive, if modest, growth in U.S. industrial production and the resulting need to transport industrial goods, particularly amid a lack of available trucking capacity. In Canada, too, the railroads industry was the main source of strength. With Canadian oil pipelines operating at full capacity, energy companies turned to rail transport, contributing to record profits for Canada’s leading rail companies.

Another key contribution to the Index’s performance came from French aerospace and defense companies, which reported record profits amid a large order backlog for new airliners and rising production. The U.S. environment and facilities services industry also contributed to the Index’s performance, benefiting from continued economic growth and rising recycling activity.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Capital Goods	67.1%
Transportation	22.1
Commercial & Professional Services	10.8

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	52.6%
Japan	15.9
France	7.3
United Kingdom	5.2
Germany	3.7
Canada	3.2
Sweden	2.8
Switzerland	2.2
Australia	1.5
Denmark	1.2

F U N D S U M M A R Y	19

Fund Summary as of March 31, 2019	iShares® Global Materials ETF

Investment Objective

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.14)%	2.84%	7.86%	(2.14)%	15.04%	113.09%
Fund Market	(2.92)	2.83	7.81	(2.92)	14.98	112.13
Index	(1.96)	2.96	8.09	(1.96)	15.70	117.78

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$964.20	$2.25		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Global Materials ETF

Portfolio Management Commentary

Amid a volatile environment for global equities, stocks of materials companies declined modestly. The Thomson Reuters/Core Commodity CRB Index, a broad measure of commodities prices, declined by about 2% for the reporting period. Prices for energy commodities such as oil, gas, and heating oil were volatile and ultimately finished slightly below where they began. Prices for gold and other precious metals also finished the reporting period lower. In contrast, prices for industrial metals were mixed. Despite the slowdown in global growth, prices for steel surged, declined, and increased again to end the reporting period a little higher. Iron ore was essentially flat until January 2019, when prices surged in the wake of a deadly dam collapse at an iron mine in Brazil that significantly disrupted global production. Overall, the poor pricing environment and concerns about global growth led to significant downward earnings revisions for companies in the materials sector.

Materials stocks in Japan and Germany detracted the most from the Index’s performance. In both countries, leading chemicals companies underperformed amid weaker global economic growth and the U.S.-China trade dispute. The chemicals industry was particularly hard-hit, as China and the U.S levied sizable tariffs on the other’s chemical and plastic imports, which disrupted related production processes and markets relying on the industry’s products. In addition, leading U.S. chemicals companies’ earnings were hit by flooding in the Midwest and a decline of margins in plastic and packaging businesses. These challenges weighed significantly on the Index’s performance, because 53% of the Index on average was made up of chemicals companies during the reporting period.

At the other end of the spectrum, Australia and the U.K. were the leading contributors to the Index’s performance. Both countries’ contributions were led by the diversified metals and mining industry, which benefited from a rebound in prices of industrial metals in 2019. Inventories for copper, zinc, and nickel, among others, declined sharply early in the new year, at a time when the prospects of a resolution to the trade dispute between the U.S. and China improved.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Chemicals	52.0%
Metals & Mining	34.5
Containers & Packaging	5.6
Construction Materials	5.4
Paper & Forest Products	2.5

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	28.3%
United Kingdom	12.8
Australia	8.6
Japan	7.7
Canada	7.0
Ireland	6.9
Germany	6.1
Switzerland	3.6
France	3.3
Netherlands	2.8

F U N D S U M M A R Y	21

Fund Summary as of March 31, 2019	iShares® Global Tech ETF

Investment Objective

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	1 Year		5 Years	10 Years	1 Year		5 Years	10 Years
Fund NAV	9.32	%(a)	16.31%	17.56%	9.32	%(a)	112.90%	404.01%
Fund Market	8.99		16.35	17.56	8.99		113.20	404.12
Index	9.47		16.45	17.90	9.47		114.14	418.80

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$980.70	$2.27		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Global Tech ETF

Portfolio Management Commentary

The global information technology sector posted a strong performance for the reporting period, following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Progress on trade talks and expectations of fiscal stimulus in China, a major consumer of information technology products, drove gains late in the reporting period.

From a country perspective, the U.S., which constituted approximately 79% of the Index on average for the reporting period, was the largest contributor to the Index’s return. The software and services industry was the leading source of strength, benefiting from the continued growth of software as a service. Demand from businesses helped sales of subscription-based software products, which make it easier for customers to scale according to their needs. The move toward subscription-based software drove profitability in the industry by providing consistent revenues while decreasing training costs. Cybersecurity was another growing market for software makers, as concerns about data breaches motivated customers to invest in security products.

U.S. Technology hardware and equipment companies also supported the Index’s performance, advancing due to optimism about trade talks between the U.S. and China. Despite a slowdown in global smartphone sales, the technology hardware, storage, and peripherals industry benefited from increasing sales of related software and services. New products, such as credit cards integrated with phone payment apps and subscription services for video and news are part of a move to generate more revenues from existing smartphone customers. In the semiconductor industry, growth in the gaming and automotive markets offset declining demand for other semiconductor products, including those related to cryptocurrency.

On the downside, Chinese information technology stocks were the largest detractors, albeit modestly, from the Index’s return, hindered by weak gaming revenues in the wake of government restrictions on mobile games. South Korea was also a detractor, as increasing competition in the smartphone market and overproduction in the semiconductor market weighed on the technology hardware, storage, and peripherals industry.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	27.1%
IT Services	21.7
Technology Hardware, Storage & Peripherals	20.3
Semiconductors & Semiconductor Equipment	19.8
Communications Equipment	5.6
Electronic Equipment, Instruments & Components	5.5

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	78.9%
Japan	4.6
South Korea	4.4
Taiwan	3.3
Germany	2.5
Netherlands	1.5
Canada	1.1
France	0.9
Sweden	0.6
Spain	0.6

F U N D S U M M A R Y	23

Fund Summary as of March 31, 2019	iShares® Global Utilities ETF

Investment Objective

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.40%	6.29%	7.82%	14.40%	35.69%	112.35%
Fund Market	14.04	6.23	7.80	14.04	35.29	111.85
Index	14.11	6.00	7.54	14.11	33.82	106.82

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,111.50	$2.42		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Global Utilities ETF

Portfolio Management Commentary

Amid a volatile environment for global equities, stocks of global utilities companies rose during the reporting period. The sector benefited from, among other factors, a changing regulatory environment, the rise of renewable and clean energy, and the need to upgrade infrastructure, which contributed to significant merger activity and capital spending in the sector. These conditions led to a number of regulatory utility rate increases in the sector. Another important factor supporting utilities was the decline in long-term U.S. interest rates during the reporting period. The level of interest rates is important, as utilities are highly capital-intensive businesses whose funding costs vary with interest rates. Solid revenue growth and lower borrowing costs meant improving earnings for utilities. Consequently, the utilities sector logged the highest year-over-year projected earnings growth through the first quarter of 2019 of all 11 sectors in the S&P 500®, led by multi-utilities, gas utilities, and independent power and renewable electricity producers. Finally, lower long-term interest rates mean bonds are less attractive to income-oriented investors, increasing the appeal of dividend-paying utilities stocks.

Utilities stocks from the U.S., which represented 60% of the Index on average during the reporting period, were the largest contributor to the Index’s performance. Electric utilities were the leading contributors to the Index’s return due to the development of a number of new, clean, and efficient plants. Multi-utilities were another source of strength, benefiting from mergers and regulatory approval of large capital spending programs. The independent power and renewable electricity producers industry brought new, renewable power production online and paid down debt.

The Spanish and Hong Kong utilities sectors were also sources of strength for the Index’s return. In Spain, gains were led by electric utilities. The end of the country’s drought meant a surge in hydropower generation, amid massive spending on other renewable energy sources. Hong Kong gas and electric utilities benefited from easing trade tensions between the U.S. and China and prospects for improving Chinese growth. On the downside, French multi-utilities detracted fractionally from the Index’s performance amid rising low-cost competition.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	57.6%
Multi-Utilities	32.4
Gas Utilities	5.7
Water Utilities	2.5
Independent Power and Renewable Electricity Producers	1.8

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	61.2%
Spain	6.3
United Kingdom	6.1
Italy	4.5
France	4.1
Japan	3.7
Hong Kong	3.3
Germany	3.0
Canada	2.8
Australia	1.4

F U N D S U M M A R Y	25

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
Telstra Corp. Ltd.	859,979	$2,028,142

Belgium — 0.2%
Proximus SADP	13,109	378,437

Canada — 2.8%
BCE Inc.	64,029	2,844,029
Rogers Communications Inc., Class B, NVS	30,600	1,646,186
Shaw Communications Inc., Class B, NVS	24,172	503,180
TELUS Corp.	44,901	1,662,340

		6,655,735

China — 8.3%
China Mobile Ltd.	435,500	4,438,245
Tencent Holdings Ltd.	328,000	15,083,918

		19,522,163

Finland — 0.3%
Elisa OYJ	14,207	641,603

France — 2.6%
Orange SA	141,933	2,310,857
Publicis Groupe SA	14,561	780,377
SES SA	25,326	394,283
Ubisoft Entertainment SA(a)	9,752	868,995
Vivendi SA	58,905	1,708,434

		6,062,946

Germany — 1.9%
Deutsche Telekom AG, Registered	232,408	3,860,893
ProSiebenSat.1 Media SE	2,764	39,477
United Internet AG, Registered	19,280	704,227

		4,604,597

Italy — 0.2%
Telecom Italia SpA/Milano(a)	641,340	399,239

Japan — 7.1%
Dentsu Inc.	15,000	633,555
KDDI Corp.	119,500	2,574,942
Nintendo Co. Ltd.	9,500	2,708,768
Nippon Telegraph & Telephone Corp.	81,100	3,445,935
NTT DOCOMO Inc.	76,500	1,694,356
SoftBank Group Corp.	58,900	5,717,852

		16,775,408

Mexico — 0.6%
America Movil SAB de CV, Series L, NVS	1,615,619	1,156,066
Grupo Televisa SAB, CPO	126,725	280,856

		1,436,922

Netherlands — 0.4%
Koninklijke KPN NV	291,245	924,171

Norway — 0.4%
Telenor ASA	53,192	1,066,731

Singapore — 0.7%
Singapore Telecommunications Ltd.	766,850	1,709,773

Spain — 1.1%
Telefonica SA	307,824	2,581,586

Sweden — 0.7%
Tele2 AB, Class B	53,468	713,940

Security	Shares	Value

Sweden (continued)
Telia Co. AB	214,455	$969,930

		1,683,870

Switzerland — 0.4%
Swisscom AG, Registered	2,051	1,002,949

Taiwan — 0.4%
Chunghwa Telecom Co. Ltd., ADR(b)	26,706	949,398

United Kingdom — 3.2%
BT Group PLC	587,197	1,705,896
Informa PLC	83,049	805,351
ITV PLC	243,489	403,261
Pearson PLC	48,842	532,188
Vodafone Group PLC	1,800,872	3,280,584
WPP PLC	80,285	848,222

		7,575,502

United States — 67.1%
Activision Blizzard Inc.	61,300	2,790,989
Alphabet Inc., Class A(a)	18,635	21,931,345
Alphabet Inc., Class C, NVS(a)	19,385	22,744,614
AT&T Inc.	434,187	13,616,105
CBS Corp., Class B, NVS	32,323	1,536,312
CenturyLink Inc.	92,037	1,103,524
Charter Communications Inc., Class A(a)	13,643	4,732,893
Comcast Corp., Class A	281,829	11,267,523
Discovery Inc., Class A(a)	14,118	381,468
Discovery Inc., Class C, NVS(a)	42,154	1,071,555
DISH Network Corp., Class A(a)	28,317	897,366
Electronic Arts Inc.(a)	26,846	2,728,359
Facebook Inc., Class A(a)	149,976	24,999,500
Fox Corp., Class A(a)	34,137	1,253,169
Fox Corp., Class B(a)	21,689	778,201
Interpublic Group of Companies Inc. (The)	44,974	944,904
Netflix Inc.(a)	30,457	10,859,748
News Corp., Class A, NVS	57,860	719,778
News Corp., Class B	60,423	754,683
Omnicom Group Inc.	20,556	1,500,383
Take-Two Interactive Software Inc.(a)	13,253	1,250,686
TripAdvisor Inc.(a)	14,860	764,547
Twitter Inc.(a)	60,962	2,004,430
Verizon Communications Inc.	258,247	15,270,145
Viacom Inc., Class B, NVS	39,697	1,114,295
Walt Disney Co. (The)	102,497	11,380,242

		158,396,764

Total Common Stocks — 99.3% (Cost: $245,700,789)		234,395,936

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	550,662	313,112

Total Preferred Stocks — 0.1% (Cost: $580,325)		313,112

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	942,123	942,500

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) March 31, 2019	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	206,818	$206,818

		1,149,318

Total Short-Term Investments — 0.5% (Cost: $1,149,318)		1,149,318

Total Investments in Securities — 99.9% (Cost: $247,430,432)		235,858,366

Other Assets, Less Liabilities — 0.1%		246,615

Net Assets — 100.0%		$236,104,981

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	942,123	942,123	$942,500	$3,574	(b)	$217		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	196,241	10,577	206,818	206,818	7,521		—		—

				$1,149,318	$11,095		$217		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$234,395,936	$—	$—	$234,395,936
Preferred Stocks	313,112	—	—	313,112
Money Market Funds	1,149,318	—	—	1,149,318

	$235,858,366	$—	$—	$235,858,366

See notes to financial statements.

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Aristocrat Leisure Ltd.	34,060	$593,008
Tabcorp Holdings Ltd.	104,069	341,535
Wesfarmers Ltd.	59,143	1,455,723

		2,390,266

Brazil — 0.1%
Kroton Educacional SA, ADR	87,035	230,643

Canada — 1.4%
Canadian Tire Corp. Ltd., Class A, NVS	3,180	342,743
Dollarama Inc.	15,398	410,898
Gildan Activewear Inc.	11,046	397,290
Magna International Inc.	16,302	794,020
Restaurant Brands International Inc.	13,025	847,632

		2,792,583

China — 0.6%
Meituan Dianping, Class B(a)(b)	196,300	1,322,845

Denmark — 0.1%
Pandora A/S	5,688	266,578

Finland — 0.1%
Nokian Renkaat OYJ	7,278	243,856

France — 6.8%
Accor SA	10,113	410,043
Cie. Generale des Etablissements Michelin SCA	9,540	1,129,043
EssilorLuxottica SA	13,463	1,472,086
Hermes International	1,859	1,227,796
Kering SA	3,892	2,234,011
LVMH Moet Hennessy Louis Vuitton SE	13,946	5,134,673
Peugeot SA	29,160	711,818
Renault SA	10,728	709,626
Sodexo SA	4,680	515,825
Valeo SA	13,428	389,757

		13,934,678

Germany — 3.9%
adidas AG	9,114	2,216,609
Bayerische Motoren Werke AG	16,519	1,275,200
Continental AG	5,778	870,666
Daimler AG, Registered	51,513	3,022,211
TUIAG	23,335	223,672
Volkswagen AG	1,770	288,378

		7,896,736

Hong Kong — 0.8%
Galaxy Entertainment Group Ltd.	131,000	891,974
Sands China Ltd.	130,000	653,316

		1,545,290

Ireland — 0.2%
Paddy Power Betfair PLC	4,436	342,441

Italy — 1.0%
Ferrari NV	6,456	866,270
Fiat Chrysler Automobiles NV(a)	57,140	851,527
Moncler SpA	9,298	375,014

		2,092,811

Japan — 14.5%
Aisin Seiki Co. Ltd.	10,400	371,613
Bandai Namco Holdings Inc.	11,500	539,233
Bridgestone Corp.	32,400	1,248,754

Security	Shares	Value

Japan (continued)
Denso Corp.	27,700	$1,080,371
Fast Retailing Co. Ltd.	3,400	1,598,247
Honda Motor Co. Ltd.	93,643	2,533,864
Isuzu Motors Ltd.	32,400	425,619
Koito Manufacturing Co. Ltd.	7,200	407,860
Mazda Motor Corp.	31,100	347,991
Nikon Corp.	21,600	304,627
Nissan Motor Co. Ltd.	124,600	1,022,376
Nitori Holdings Co. Ltd.	4,600	594,299
Oriental Land Co. Ltd./Japan	11,700	1,328,717
Pan Pacific International Holdings Corp.	7,200	476,813
Panasonic Corp.	122,500	1,056,055
Rakuten Inc.	43,200	409,031
Ryohin Keikaku Co. Ltd.(b)	1,400	354,664
Sekisui House Ltd.	33,600	556,129
Shimano Inc.	4,400	715,544
Sony Corp.	65,600	2,752,966
Subaru Corp.	33,088	754,072
Sumitomo Electric Industries Ltd.	43,200	573,151
Suzuki Motor Corp.	23,400	1,035,490
Toyota Industries Corp.	11,200	561,594
Toyota Motor Corp.	138,600	8,123,036
Yamaha Motor Co. Ltd.	16,313	319,967

		29,492,083

South Korea — 0.2%
Hyundai Motor Co., GDR	7,549	397,368

Spain — 0.8%
Industria de Diseno Textil SA	54,863	1,613,996

Sweden — 0.5%
Electrolux AB, Series B	14,148	364,404
Hennes & Mauritz AB, Class B	42,480	709,886

		1,074,290

Switzerland — 1.3%
Cie. Financiere Richemont SA, Registered	27,326	1,990,389
Swatch Group AG (The), Bearer	1,670	477,909
Swatch Group AG (The), Registered	3,925	217,158

		2,685,456

United Kingdom — 4.5%
Aptiv PLC	13,825	1,098,949
Barratt Developments PLC	52,128	407,009
Berkeley Group Holdings PLC	7,654	367,924
Burberry Group PLC	21,674	551,996
Capri Holdings Ltd.(a)	7,673	351,040
Carnival PLC	10,701	524,989
Compass Group PLC	82,478	1,939,350
GVC Holdings PLC	30,348	221,056
InterContinental Hotels Group PLC	9,720	584,520
Kingfisher PLC	110,952	339,465
Marks & Spencer Group PLC	85,235	309,762
Next PLC	7,272	528,749
Ocado Group PLC(a)(b)	30,168	538,749
Persimmon PLC	16,176	457,396
Taylor Wimpey PLC	171,424	391,910
Whitbread PLC	9,615	636,214

		9,249,078

United States — 60.3%
Advance Auto Parts Inc.	3,746	638,805
Amazon.com Inc.(a)	21,363	38,042,162

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) March 31, 2019	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
AutoZone Inc.(a)	1,309	$1,340,573
Best Buy Co. Inc.	11,866	843,198
Booking Holdings Inc.(a)	2,331	4,067,385
BorgWarner Inc.	11,524	442,637
CarMax Inc.(a)	8,928	623,174
Carnival Corp.	20,830	1,056,498
Chipotle Mexican Grill Inc.(a)	1,251	888,598
Darden Restaurants Inc.	6,373	774,128
Dollar General Corp.	13,623	1,625,224
Dollar Tree Inc.(a)	12,389	1,301,341
DR Horton Inc.	17,932	742,026
eBay Inc.	44,525	1,653,658
Expedia Group Inc.	6,157	732,683
Foot Locker Inc.	5,962	361,297
Ford Motor Co.	202,068	1,774,157
Gap Inc. (The)	10,921	285,912
Garmin Ltd.	6,480	559,548
General Motors Co.	68,040	2,524,284
Genuine Parts Co.	7,524	842,914
H&R Block Inc.	10,305	246,702
Hanesbrands Inc.	18,203	325,470
Harley-Davidson Inc.	8,384	298,973
Hasbro Inc.	6,230	529,675
Hilton Worldwide Holdings Inc.	15,162	1,260,114
Home Depot Inc. (The)	58,480	11,221,727
Kohl’s Corp.	8,647	594,654
L Brands Inc.	11,640	321,031
Leggett & Platt Inc.	7,128	300,944
Lennar Corp., Class A	14,805	726,777
LKQ Corp.(a)	16,530	469,121
Lowe’s Companies Inc.	41,634	4,557,674
Macy’s Inc.	15,956	383,423
Marriott International Inc./MD, Class A	14,747	1,844,702
Mattel Inc.(a)	18,195	236,535
McDonald’s Corp.	39,624	7,524,598
MGM Resorts International	25,956	666,031
Mohawk Industries Inc.(a)	3,315	418,187
Newell Brands Inc.	20,139	308,932
NIKE Inc., Class B	65,171	5,488,050
Nordstrom Inc.	5,732	254,386
Norwegian Cruise Line Holdings Ltd.(a)	11,412	627,204
O’Reilly Automotive Inc.(a)	4,058	1,575,721
PulteGroup Inc.	13,608	380,480
PVH Corp.	3,924	478,532
Ralph Lauren Corp.	2,773	359,603
Ross Stores Inc.	19,332	1,799,809
Royal Caribbean Cruises Ltd.	8,926	1,023,098
Starbucks Corp.	64,401	4,787,570
Tapestry Inc.	14,803	480,949
Target Corp.	27,041	2,170,311
Tiffany & Co.	5,581	589,075

Security	Shares	Value

United States (continued)
TJX Companies Inc. (The)	63,974	$3,404,057
Tractor Supply Co.	6,265	612,466
Ulta Salon Cosmetics & Fragrance Inc.(a)	2,916	1,016,897
Under Armour Inc., Class A(a)	9,955	210,449
Under Armour Inc., Class C, NVS(a)(b)	9,707	183,171
VF Corp.	16,815	1,461,392
Whirlpool Corp.	3,276	435,348
Wynn Resorts Ltd.	5,148	614,259
Yum! Brands Inc.	15,865	1,583,486

		122,891,785

Total Common Stocks — 98.3% (Cost: $217,808,422)		200,462,783

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,664	175,289
Porsche Automobil Holding SE, Preference Shares, NVS	8,100	508,779
Volkswagen AG, Preference Shares, NVS	9,540	1,503,106

		2,187,174

South Korea — 0.2%
Hyundai Motor Co., Preference Shares, GDR, NVS(b)(c)	13,485	405,898

Total Preferred Stocks — 1.3% (Cost: $3,965,044)		2,593,072

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(d)(e)(f)	2,140,835	2,141,692
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(e)	202,980	202,980

		2,344,672

Total Short-Term Investments — 1.1% (Cost: $2,344,641)		2,344,672

Total Investments in Securities — 100.7% (Cost: $224,118,107)		205,400,527

Other Assets, Less Liabilities — (0.7)%		(1,511,567)

Net Assets — 100.0%		$203,888,960

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Global Consumer Discretionary ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,339,234	(5,198,399)	2,140,835	$2,141,692	$38,865	(b)	$608		$612
BlackRock Cash Funds: Treasury, SL Agency Shares	280,123	(77,143)	202,980	202,980	6,179		—		—

				$2,344,672	$45,044		$608		$612

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$200,065,415	$397,368	$—	$200,462,783
Preferred Stocks	2,593,072	—	—	2,593,072
Money Market Funds	2,344,672	—	—	2,344,672

	$205,003,159	$397,368	$—	$205,400,527

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments March 31, 2019	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Coles Group Ltd.(a)	246,598	$2,075,775
Treasury Wine Estates Ltd.	163,918	1,738,436
Woolworths Group Ltd.	292,975	6,326,688

		10,140,899

Belgium — 2.5%
Anheuser-Busch InBev SA/NV	217,514	18,259,051

Brazil — 0.7%
Ambev SA, ADR	973,168	4,184,622
BRF SA, ADR(a)	165,424	962,768

		5,147,390

Canada — 1.7%
Alimentation Couche-Tard Inc., Class B	94,902	5,592,040
George Weston Ltd.	16,675	1,199,372
Loblaw Companies Ltd.	40,596	2,003,135
Metro Inc.	55,436	2,041,582
Saputo Inc.	51,692	1,762,469

		12,598,598

Denmark — 0.4%
Carlsberg A/S, Class B	23,931	2,991,802

France — 4.8%
Carrefour SA	119,311	2,230,573
Danone SA	141,339	10,901,274
L’Oreal SA	53,497	14,404,570
Pernod Ricard SA	45,395	8,155,483

		35,691,900

Germany — 0.3%
Beiersdorf AG	22,396	2,332,165

Ireland — 0.5%
Kerry Group PLC, Class A	32,606	3,642,859

Japan — 7.5%
Aeon Co. Ltd.	188,717	3,949,613
Ajinomoto Co. Inc.	121,300	1,938,652
Asahi Group Holdings Ltd.	98,198	4,373,819
FamilyMart UNY Holdings Co. Ltd.	67,000	1,707,612
Japan Tobacco Inc.	250,800	6,219,867
Kao Corp.	106,600	8,396,249
Kikkoman Corp.	38,600	1,893,644
Kirin Holdings Co. Ltd.	199,096	4,753,229
MEIJI Holdings Co. Ltd.	31,500	2,558,477
Nissin Foods Holdings Co. Ltd.	17,200	1,181,009
Seven & i Holdings Co. Ltd.	174,837	6,596,371
Shiseido Co. Ltd.	87,100	6,285,113
Unicharm Corp.	88,800	2,938,740
Yakult Honsha Co. Ltd.	35,220	2,462,870

		55,255,265

Mexico — 0.9%
Fomento Economico Mexicano SAB de CV	421,277	3,890,799
Wal-Mart de Mexico SAB de CV	1,052,459	2,817,047

		6,707,846

Netherlands — 4.9%
Heineken Holding NV	26,751	2,682,336
Heineken NV	53,156	5,615,278
Koninklijke Ahold Delhaize NV	254,999	6,793,075

Security	Shares	Value

Netherlands (continued)
Unilever NV, CVA	370,028	$21,513,860

		36,604,549

Norway — 0.5%
Mowi ASA	95,173	2,127,456
Orkla ASA	179,078	1,376,628

		3,504,084

Sweden — 0.8%
Essity AB, Class B	131,413	3,798,457
Swedish Match AB	38,717	1,978,155

		5,776,612

Switzerland — 9.1%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	226	1,536,319
Chocoladefabriken Lindt & Spruengli AG, Registered	26	2,033,738
Nestle SA, Registered	665,486	63,414,622

		66,984,679

United Kingdom — 12.2%
Associated British Foods PLC	77,227	2,454,382
British American Tobacco PLC	498,168	20,733,469
Diageo PLC	529,070	21,633,525
Imperial Brands PLC	209,892	7,178,004
J Sainsbury PLC	350,769	1,077,313
Reckitt Benckiser Group PLC	160,144	13,317,684
Tate & Lyle PLC	100,468	950,180
Tesco PLC	2,084,850	6,305,379
Unilever PLC	260,095	14,895,398
Wm Morrison Supermarkets PLC	488,991	1,449,903

		89,995,237

United States — 50.7%
Altria Group Inc.	407,268	23,389,401
Archer-Daniels-Midland Co.	121,769	5,251,897
Brown-Forman Corp., Class B, NVS	38,225	2,017,516
Campbell Soup Co.	42,677	1,627,274
Church & Dwight Co. Inc.	53,410	3,804,394
Clorox Co. (The)	28,561	4,582,898
Coca-Cola Co. (The)	834,804	39,118,915
Colgate-Palmolive Co.	189,808	13,009,440
Conagra Brands Inc.	105,462	2,925,516
Constellation Brands Inc., Class A	36,422	6,385,869
Costco Wholesale Corp.	95,269	23,068,436
Coty Inc., Class A(b)	97,713	1,123,700
Estee Lauder Companies Inc. (The), Class A	47,546	7,871,240
General Mills Inc.	130,554	6,756,170
Hershey Co. (The)	31,517	3,619,097
Hormel Foods Corp.	60,940	2,727,674
JM Smucker Co. (The)	24,974	2,909,471
Kellogg Co.	55,323	3,174,434
Kimberly-Clark Corp.	75,998	9,416,152
Kraft Heinz Co. (The)	134,159	4,380,291
Kroger Co. (The)	171,821	4,226,797
Lamb Weston Holdings Inc.	32,002	2,398,230
McCormick & Co. Inc./MD, NVS	26,423	3,980,096
Molson Coors Brewing Co., Class B	40,925	2,441,176
Mondelez International Inc., Class A	316,992	15,824,241
Monster Beverage Corp.(a)	85,456	4,664,188
PepsiCo Inc.	288,574	35,364,744
Philip Morris International Inc.	338,394	29,910,646
Procter & Gamble Co. (The)	542,332	56,429,645
Sysco Corp.	103,385	6,901,983

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Tyson Foods Inc., Class A	64,036	$4,446,019
Walmart Inc.	308,816	30,118,824
Walgreens Boots Alliance Inc.	173,358	10,968,361

		374,834,735

Total Common Stocks — 98.9% (Cost: $689,160,658)		730,467,671

Preferred Stocks

Germany — 0.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	39,261	4,011,663

Total Preferred Stocks — 0.5% (Cost: $4,590,110)		4,011,663

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	1,172,087	1,172,556

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	948,581	$948,581

		2,121,137

Total Short-Term Investments — 0.3% (Cost: $2,121,137)		2,121,137

Total Investments in Securities — 99.7% (Cost: $695,871,905)		736,600,471

Other Assets, Less Liabilities — 0.3%		2,231,121

Net Assets — 100.0%		$738,831,592

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,172,087	1,172,087	$1,172,556	$21,992	(b)	$341		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,928	817,653	948,581	948,581	17,070		—		—

				$2,121,137	$39,062		$341		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$730,467,671	$—	$—	$730,467,671
Preferred Stocks	4,011,663	—	—	4,011,663
Money Market Funds	2,121,137	—	—	2,121,137

	$736,600,471	$—	$—	$736,600,471

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments March 31, 2019	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
Caltex Australia Ltd.	116,705	$2,172,845
Oil Search Ltd.	563,937	3,144,652
Origin Energy Ltd.	742,830	3,799,218
Santos Ltd.	735,872	3,570,223
Woodside Petroleum Ltd.	396,585	9,752,942

		22,439,880

Austria — 0.3%
OMV AG	62,058	3,370,509

Brazil — 1.2%
Petroleo Brasileiro SA, ADR	631,681	10,056,362
Ultrapar Participacoes SA, ADR	186,373	2,227,157

		12,283,519

Canada — 10.6%
Cameco Corp.	166,465	1,962,516
Canadian Natural Resources Ltd.	506,352	13,906,250
Cenovus Energy Inc.	425,967	3,698,654
Enbridge Inc.	849,769	30,786,197
Encana Corp.	642,890	4,658,239
Husky Energy Inc.	132,095	1,310,123
Imperial Oil Ltd.	100,700	2,749,756
Inter Pipeline Ltd.	173,721	2,875,086
Pembina Pipeline Corp.	214,529	7,882,951
Suncor Energy Inc.	666,265	21,599,564
TransCanada Corp.	387,818	17,423,434

		108,852,770

China — 2.6%
China Petroleum & Chemical Corp., Class H	10,854,400	8,559,129
CNOOC Ltd.	6,793,000	12,720,731
PetroChina Co. Ltd., Class H	9,096,000	5,897,953

		27,177,813

Colombia — 0.2%
Ecopetrol SA, ADR(a)	108,732	2,331,214

Finland — 0.6%
Neste OYJ	54,253	5,787,208

France — 5.7%
TOTAL SA	1,063,427	59,130,291

Italy —2.6%
Eni SpA	1,068,684	18,904,354
Snam SpA	967,373	4,973,777
Tenaris SA	199,427	2,802,441

		26,680,572

Japan — 1.1%
Inpex Corp.	453,400	4,323,655
JXTG Holdings Inc.	1,439,320	6,586,399

		10,910,054

Norway —1.0%
Equinor ASA	466,755	10,235,808

Portugal — 0.3%
Galp Energia SGPS SA	199,944	3,205,961

Spain — 1.1%
Enagas SA	81,201	2,365,119
Repsol SA	548,149	9,392,363

		11,757,482

Security	Shares	Value

United Kingdom — 16.5%
BP PLC	8,503,275	$61,882,896
Royal Dutch Shell PLC, Class A	1,868,549	58,764,226
Royal Dutch Shell PLC, Class B	1,570,691	49,693,624

		170,340,746

United States — 52.2%
Anadarko Petroleum Corp.	209,806	9,541,977
Apache Corp.	157,077	5,444,289
Baker Hughes a GE Co.	214,437	5,944,194
Cabot Oil & Gas Corp.	177,685	4,637,579
Chevron Corp.	799,518	98,484,627
Cimarex Energy Co.	42,521	2,972,218
Concho Resources Inc.	84,600	9,387,216
ConocoPhillips	475,171	31,712,913
Devon Energy Corp.	183,086	5,778,194
Diamondback Energy Inc.	64,914	6,590,718
EOG Resources Inc.	244,402	23,262,182
Exxon Mobil Corp.	1,782,339	144,012,991
Halliburton Co.	368,168	10,787,322
Helmerich & Payne Inc.	45,288	2,516,201
Hess Corp.	106,599	6,420,458
HollyFrontier Corp.	66,734	3,287,984
Kinder Morgan Inc./DE	820,796	16,424,128
Marathon Oil Corp.	339,198	5,667,999
Marathon Petroleum Corp.	283,710	16,980,043
National Oilwell Varco Inc.	160,218	4,268,208
Noble Energy Inc.	202,463	5,006,910
Occidental Petroleum Corp.	315,591	20,892,124
ONEOK Inc.	173,973	12,150,274
Phillips 66	176,827	16,828,626
Pioneer Natural Resources Co.	70,953	10,804,723
Schlumberger Ltd.	580,781	25,304,628
TechnipFMC PLC	177,830	4,182,562
Valero Energy Corp.	175,299	14,870,614
Williams Companies Inc. (The)	510,196	14,652,829

		538,814,731

Total Common Stocks — 98.2% (Cost: $1,233,817,132)		1,013,318,558

Preferred Stocks

Brazil — 1.3%
Petroleo Brasileiro SA, ADR, Preference Shares(a)	918,469	13,134,107

Total Preferred Stocks — 1.3% (Cost: $21,429,285)		13,134,107

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(b)(c)(d)	1,519,205	1,519,813

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(b)(c)	1,270,141	$1,270,141

		2,789,954

Total Short-Term Investments — 0.3% (Cost: $2,789,953)		2,789,954

Total Investments in Securities — 99.8% (Cost: $1,258,036,370)		1,029,242,619

Other Assets, Less Liabilities — 0.2%		2,001,935

Net Assets — 100.0%		$1,031,244,554

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,397,073	122,132	1,519,205	$1,519,813	$70,372	(b)	$1,463		$71
BlackRock Cash Funds: Treasury, SL Agency Shares	1,757,340	(487,199)	1,270,141	1,270,141	32,681		—		—

				$2,789,954	$103,053		$1,463		$71

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,013,318,558	$—	$—	$1,013,318,558
Preferred Stocks	13,134,107	—	—	13,134,107
Money Market Funds	2,789,954	—	—	2,789,954

	$1,029,242,619	$—	$—	$1,029,242,619

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments March 31, 2019	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.3%
AMP Ltd.	164,132	$244,841
ASX Ltd.	11,548	572,906
Australia & New Zealand Banking Group Ltd.	152,876	2,826,740
Commonwealth Bank of Australia	93,453	4,689,389
Insurance Australia Group Ltd.	122,045	665,815
Macquarie Group Ltd.	16,854	1,549,447
Medibank Pvt Ltd.	155,289	304,454
National Australia Bank Ltd.	145,854	2,618,158
QBE Insurance Group Ltd.	72,197	631,320
Suncorp Group Ltd.	74,400	728,274
Westpac Banking Corp.	182,828	3,366,278

		18,197,622

Austria — 0.2%
Erste Group Bank AG	16,983	624,712

Belgium — 0.7%
Ageas	10,267	495,717
Groupe Bruxelles Lambert SA	5,661	550,596
KBC Group NV	18,284	1,278,620

		2,324,933

Brazil — 0.3%
Banco do Brasil SA, ADR(a)	78,557	979,606

Canada — 7.4%
Bank of Montreal	33,979	2,543,179
Bank of Nova Scotia (The)	65,471	3,486,363
Brookfield Asset Management Inc., Class A	46,065	2,146,792
Canadian Imperial Bank of Commerce	24,071	1,902,689
Manulife Financial Corp.	103,563	1,751,955
National Bank of Canada	18,315	826,811
Power Corp. of Canada	20,535	478,963
Royal Bank of Canada	76,626	5,782,726
Sun Life Financial Inc.	31,968	1,228,517
Toronto-Dominion Bank (The)	97,800	5,308,923

		25,456,918

Chile — 0.2%
Banco de Chile, ADR	10,746	316,362
Banco Santander Chile, ADR	9,900	294,525

		610,887

China — 4.1%
Bank of China Ltd., Class H	4,000,000	1,814,024
China Construction Bank Corp., Class H	5,692,720	4,880,541
China Life Insurance Co. Ltd., Class H	445,000	1,196,122
Industrial & Commercial Bank of China Ltd., Class H	4,142,000	3,033,969
Ping An Insurance Group Co. of China Ltd., Class H	280,000	3,135,307

		14,059,963

Colombia — 0.1%
Bancolombia SA, ADR	6,773	345,829

Denmark — 0.2%
Danske Bank A/S	37,566	659,940

Finland — 0.7%
Nordea Bank Abp	168,541	1,285,594
Sampo OYJ, Class A	26,452	1,200,243

		2,485,837

France — 2.3%
AXA SA	103,113	2,596,955

Security	Shares	Value

France (continued)
BNP Paribas SA	60,606	$2,899,672
Credit Agricole SA	62,424	754,899
SCOR SE	8,319	354,584
Societe Generale SA	39,516	1,143,650

		7,749,760

Germany — 2.9%
Allianz SE, Registered	22,311	4,967,291
Commerzbank AG(b)	54,057	418,816
Deutsche Bank AG, Registered	100,580	819,917
Deutsche Boerse AG	10,221	1,311,781
Hannover Rueck SE	3,154	453,308
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,905	1,872,863

		9,843,976

Hong Kong — 2.9%
AIA Group Ltd.	643,800	6,409,336
Hang Seng Bank Ltd.	44,400	1,095,584
Hong Kong Exchanges & Clearing Ltd.	69,000	2,404,907

		9,909,827

Ireland — 0.1%
Bank of Ireland Group PLC	49,623	295,869
Irish Bank Resolution Corp. Ltd.(b)(c)	47,975	—

		295,869

Italy — 1.5%
Assicurazioni Generali SpA	62,493	1,157,809
Banco BPM SpA(b)	77,139	159,529
Intesa Sanpaolo SpA	832,706	2,029,893
Mediobanca Banca di Credito Finanziario SpA	31,949	332,265
UniCredit SpA	110,334	1,415,798
Unione di Banche Italiane SpA	52,503	139,011

		5,234,305

Japan — 4.9%
Dai-ichi Life Holdings Inc.	55,600	772,578
Daiwa Securities Group Inc.	88,900	432,914
Japan Exchange Group Inc.	33,300	593,584
Mitsubishi UFJ Financial Group Inc.	677,100	3,364,548
Mizuho Financial Group Inc.	1,309,800	2,027,093
MS&AD Insurance Group Holdings Inc.	26,900	819,018
Nomura Holdings Inc.	177,600	642,142
ORIX Corp.	67,500	969,339
Resona Holdings Inc.	111,000	481,065
Sompo Holdings Inc.	22,800	844,147
Sumitomo Mitsui Financial Group Inc.	77,700	2,720,922
Sumitomo Mitsui Trust Holdings Inc.	22,227	798,433
T&D Holdings Inc.	33,300	350,194
Tokio Marine Holdings Inc.	41,900	2,029,794

		16,845,771

Malta — 0.0%
BGP Holdings PLC(b)(c)	608,993	7

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	166,692	906,956

Netherlands — 1.3%
ABN AMRO Group NV, CVA(d)	22,002	496,569
Aegon NV	76,035	365,750
EXOR NV	5,221	339,433
ING Groep NV	206,817	2,504,309

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
NN Group NV	16,987	$706,305

		4,412,366

Norway — 0.3%
DNB ASA	51,282	945,653

Peru — 0.3%
Credicorp Ltd.	3,777	906,291

Singapore — 1.5%
DBS Group Holdings Ltd.	98,500	1,834,740
Oversea-Chinese Banking Corp. Ltd.	213,600	1,742,547
United Overseas Bank Ltd.	84,900	1,578,908

		5,156,195

South Korea — 0.5%
KB Financial Group Inc., ADR(a)	22,156	821,102
Shinhan Financial Group Co. Ltd., ADR(a)	27,082	1,006,096

		1,827,198

Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	358,650	2,051,003
Banco de Sabadell SA	289,932	289,023
Banco Santander SA	866,529	4,032,524
Bankia SA	71,604	185,725
CaixaBank SA	191,537	598,747

		7,157,022

Sweden — 1.2%
Industrivarden AB, Class A	8,936	192,395
Industrivarden AB, Class C	11,211	235,393
Investor AB, Class B	26,140	1,179,996
Kinnevik AB, Class B	13,896	360,760
Skandinaviska Enskilda Banken AB, Class A	84,027	729,086
Svenska Handelsbanken AB, Class A	79,476	840,576
Swedbank AB, Class A	49,286	697,953

		4,236,159

Switzerland — 3.1%
Baloise Holding AG, Registered	2,553	421,697
Credit Suisse Group AG, Registered	126,306	1,471,816
Julius Baer Group Ltd.	12,321	497,714
Partners Group Holding AG	999	726,254
Swiss Life Holding AG, Registered	1,665	733,108
Swiss Re AG	16,761	1,637,223
UBS Group AG, Registered	207,726	2,517,575
Zurich Insurance Group AG	7,881	2,608,271

		10,613,658

United Kingdom — 7.0%
3i Group PLC	56,490	724,905
Aviva PLC	204,240	1,097,541
Barclays PLC	842,380	1,697,866
Direct Line Insurance Group PLC	81,756	376,059
HSBC Holdings PLC	1,077,811	8,753,888
Legal & General Group PLC	306,874	1,100,848
Lloyds Banking Group PLC	3,758,964	3,043,691
London Stock Exchange Group PLC	16,764	1,037,824
Prudential PLC	133,755	2,679,701
Royal Bank of Scotland Group PLC	232,191	747,315
RSA Insurance Group PLC	55,616	368,005
Schroders PLC	7,437	261,845
St. James’s Place PLC	27,186	364,166
Standard Chartered PLC	143,964	1,109,234

Security	Shares	Value

United Kingdom (continued)
Standard Life Aberdeen PLC	135,511	$466,077

		23,828,965

United States — 46.5%
Affiliated Managers Group Inc.	2,978	318,975
Aflac Inc.	40,072	2,003,600
Allstate Corp. (The)	18,204	1,714,453
American Express Co.	36,075	3,942,997
American International Group Inc.	46,398	1,997,898
Ameriprise Financial Inc.	7,326	938,461
Aon PLC	12,654	2,160,038
Arthur J Gallagher & Co.	9,548	745,699
Assurant Inc.	3,271	310,451
Bank of America Corp.	475,068	13,107,126
Bank of New York Mellon Corp. (The)	47,509	2,395,879
BB&T Corp.	40,293	1,874,833
Berkshire Hathaway Inc., Class B(b)	103,248	20,741,491
BlackRock Inc.(e)	6,380	2,726,621
Brighthouse Financial Inc.(b)	6,101	221,405
Capital One Financial Corp.	24,264	1,982,126
Cboe Global Markets Inc.	6,216	593,255
Charles Schwab Corp. (The)	62,492	2,672,158
Chubb Ltd.	24,474	3,428,318
Cincinnati Financial Corp.	8,103	696,048
Citigroup Inc.	124,209	7,728,284
Citizens Financial Group Inc.	23,865	775,612
CME Group Inc.	19,098	3,143,149
Comerica Inc.	7,936	581,867
Discover Financial Services	17,094	1,216,409
E*TRADE Financial Corp.	12,997	603,451
Everest Re Group Ltd.	2,220	479,431
Fifth Third Bancorp	40,769	1,028,194
First Republic Bank/CA	8,269	830,704
Franklin Resources Inc.	16,989	563,015
Goldman Sachs Group Inc. (The)	18,208	3,495,754
Hartford Financial Services Group Inc. (The)	19,317	960,441
Huntington Bancshares Inc./OH	54,743	694,141
Intercontinental Exchange Inc.	30,192	2,298,819
Invesco Ltd.	21,698	418,988
Jefferies Financial Group Inc.	14,647	275,217
JPMorgan Chase & Co.	173,160	17,528,987
KeyCorp	52,392	825,174
Lincoln National Corp.	10,656	625,507
Loews Corp.	14,763	707,591
M&T Bank Corp.	7,262	1,140,279
Marsh & McLennan Companies Inc.	26,641	2,501,590
MetLife Inc.	51,393	2,187,800
Moody’s Corp.	8,884	1,608,803
Morgan Stanley	69,455	2,931,001
MSCI Inc.	4,484	891,599
Nasdaq Inc.	6,218	544,013
Northern Trust Corp.	11,783	1,065,301
People’s United Financial Inc.	19,980	328,471
PNC Financial Services Group Inc. (The)	24,201	2,968,495
Principal Financial Group Inc.	13,764	690,815
Progressive Corp. (The)	30,747	2,216,551
Prudential Financial Inc.	21,423	1,968,345
Raymond James Financial Inc.	6,882	553,382
Regions Financial Corp.	51,282	725,640
S&P Global Inc.	13,320	2,804,526
State Street Corp.	20,184	1,328,309

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) March 31, 2019	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
SunTrust Banks Inc.	23,199	$1,374,541
SVB Financial Group(b)	2,664	592,367
Synchrony Financial	34,184	1,090,470
T Rowe Price Group Inc.	12,876	1,289,145
Torchmark Corp.	5,775	473,261
Travelers Companies Inc. (The)	14,319	1,963,994
U.S. Bancorp	79,809	3,845,996
Unum Group	11,212	379,302
Wells Fargo & Co.	216,992	10,485,053
Willis Towers Watson PLC	6,771	1,189,326
Zions Bancorp. N.A.	9,324	423,403

		158,914,345

Total Common Stocks — 97.9% (Cost: $391,657,691)		334,530,570

Preferred Stocks

Brazil — 1.5%
Banco Bradesco SA, Preference Shares, ADR, NVS	226,551	2,471,671
Itau Unibanco Holding SA, Preference Shares, ADR, NVS	315,684	2,781,176

		5,252,847

Total Preferred Stocks — 1.5% (Cost: $4,969,516)		5,252,847

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(e)(f)(g)	1,208,275	1,208,757

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(e)(f)	376,158	$376,158

		1,584,915

Total Short-Term Investments — 0.4% (Cost: $1,584,686)		1,584,915

Total Investments in Securities — 99.8% (Cost: $398,211,893)		341,368,332

Other Assets, Less Liabilities — 0.2%		549,520

Net Assets — 100.0%		$341,917,852

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	143,548	1,064,727	(b)	—	1,208,275	$1,208,757	$12,089	(c)	$497		$241
BlackRock Cash Funds: Treasury, SL Agency Shares	160,866	215,292	(b)	—	376,158	376,158	11,009		—		—
BlackRock Inc.	10,688	2,475		(6,783)	6,380	2,726,621	107,335		358,631		(1,511,244)
PNC Financial Services Group Inc. (The)(d)	40,851	9,427		(26,077)	24,201	N/A	116,779		575,808		(1,336,761)

						$4,311,536	$247,212		$934,936		$(2,847,764)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Global Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$334,530,563	$—	$7	$334,530,570
Preferred Stocks	5,252,847	—	—	5,252,847
Money Market Funds	1,584,915	—	—	1,584,915

	$341,368,325	$—	$7	$341,368,332

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments March 31, 2019	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
Cochlear Ltd.	26,316	$3,239,221
CSL Ltd.	192,238	26,620,273
Ramsay Health Care Ltd.	55,520	2,537,876
Sonic Healthcare Ltd.	194,320	3,390,144

		35,787,514

Belgium — 0.2%
UCB SA	58,029	4,988,485

Canada — 0.2%
Bausch Health Companies Inc.(a)	139,794	3,449,986

Denmark — 2.3%
Coloplast A/S, Class B	49,968	5,487,826
Genmab A/S(a)	25,678	4,460,769
Novo Nordisk A/S, Class B	751,148	39,361,368

		49,309,963

France — 2.1%
Sanofi	491,296	43,437,051

Germany — 2.5%
Bayer AG, Registered	405,966	26,256,319
Fresenius Medical Care AG & Co. KGaA	90,781	7,329,014
Fresenius SE & Co. KGaA	177,376	9,910,531
Merck KGaA	54,132	6,178,502
QIAGEN NV(a)	97,854	3,970,895

		53,645,261

Japan — 5.4%
Astellas Pharma Inc.	847,375	12,697,036
Chugai Pharmaceutical Co. Ltd.	88,000	6,050,323
Daiichi Sankyo Co. Ltd.	260,700	12,012,197
Eisai Co. Ltd.	126,800	7,117,572
Hoya Corp.	159,900	10,558,875
Olympus Corp.	555,200	6,029,276
Ono Pharmaceutical Co. Ltd.	228,600	4,479,680
Otsuka Holdings Co. Ltd.	241,800	9,500,729
Shionogi & Co. Ltd.	123,200	7,626,746
Sysmex Corp.	69,400	4,194,661
Takeda Pharmaceutical Co. Ltd.	651,092	26,594,271
Terumo Corp.	279,200	8,525,961

		115,387,327

Netherlands — 0.8%
Koninklijke Philips NV	408,321	16,649,817

South Korea — 0.3%
Celltrion Inc.(a)	43,986	7,013,890

Spain — 0.2%
Grifols SA	124,920	3,501,050

Switzerland — 9.8%
Lonza Group AG, Registered	31,417	9,741,510
Novartis AG, Registered	1,088,719	104,706,803
Roche Holding AG, NVS	301,024	82,925,931
Sonova Holding AG, Registered	22,208	4,392,987
Straumann Holding AG, Registered	4,618	3,767,572
Vifor Pharma AG	21,645	2,926,498

		208,461,301

United Kingdom — 4.5%
AstraZeneca PLC	540,557	43,213,286

Security	Shares	Value

United Kingdom (continued)
GlaxoSmithKline PLC	2,117,835	$44,066,025
Smith & Nephew PLC	378,924	7,519,920

		94,799,231

United States — 69.5%
Abbott Laboratories	748,593	59,842,524
AbbVie Inc.	634,389	51,125,410
ABIOMED Inc.(a)	19,945	5,696,093
Agilent Technologies Inc.	137,932	11,086,974
Alexion Pharmaceuticals Inc.(a)	96,737	13,076,908
Align Technology Inc.(a)	31,784	9,037,145
Allergan PLC	136,046	19,918,495
AmerisourceBergen Corp.	80,033	6,364,224
Amgen Inc.	267,605	50,839,598
Anthem Inc.	109,243	31,350,556
Baxter International Inc.	203,889	16,578,215
Becton Dickinson and Co.	116,360	29,058,583
Biogen Inc.(a)	84,854	20,057,789
Boston Scientific Corp.(a)	599,658	23,014,874
Bristol-Myers Squibb Co.	709,455	33,848,098
Cardinal Health Inc.	44,160	2,126,304
Celgene Corp.(a)	302,196	28,509,171
Centene Corp.(a)	176,732	9,384,469
Cerner Corp.(a)	142,640	8,160,434
Cigna Corp.	164,689	26,485,285
Cooper Companies Inc. (The)	22,310	6,607,553
CVS Health Corp.	564,699	30,454,217
Danaher Corp.	267,110	35,263,862
DaVita Inc.(a)	67,145	3,645,302
DENTSPLY SIRONA Inc.	98,571	4,888,136
Edwards Lifesciences Corp.(a)	88,832	16,996,227
Eli Lilly & Co.	374,343	48,574,748
Gilead Sciences Inc.	555,995	36,145,235
HCA Healthcare Inc.	115,976	15,120,951
Henry Schein Inc.(a)	65,708	3,949,708
Hologic Inc.(a)	119,978	5,806,935
Humana Inc.	58,296	15,506,736
IDEXX Laboratories Inc.(a)	40,183	8,984,919
Illumina Inc.(a)	62,563	19,437,698
Incyte Corp.(a)	77,489	6,664,829
Intuitive Surgical Inc.(a)	48,859	27,877,968
IQVIA Holdings Inc.(a)	67,318	9,683,694
Johnson & Johnson	1,144,859	160,039,840
Laboratory Corp. of America Holdings(a)	44,220	6,764,776
McKesson Corp.	46,090	5,395,295
Medtronic PLC	577,894	52,634,586
Merck & Co. Inc.	1,105,685	91,959,821
Mettler-Toledo International Inc.(a)	11,919	8,617,437
Mylan NV(a)	66,961	1,897,675
Nektar Therapeutics(a)	78,560	2,639,616
PerkinElmer Inc.	49,066	4,728,000
Perrigo Co. PLC	65,500	3,154,480
Pfizer Inc.	2,396,541	101,781,096
Quest Diagnostics Inc.	64,145	5,767,918
Regeneron Pharmaceuticals Inc.(a)	34,037	13,976,273
ResMed Inc.	62,293	6,476,603
Stryker Corp.	132,366	26,144,932
Teleflex Inc.	20,165	6,093,056
Thermo Fisher Scientific Inc.	172,431	47,197,813
UnitedHealth Group Inc.	409,609	101,279,921
Universal Health Services Inc., Class B	37,001	4,949,624

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Varian Medical Systems Inc.(a)	38,864	$5,507,806
Vertex Pharmaceuticals Inc.(a)	109,435	20,130,568
Waters Corp.(a)	30,589	7,699,557
WellCare Health Plans Inc.(a)	21,514	5,803,401
Zimmer Biomet Holdings Inc.	92,071	11,757,467
Zoetis Inc.	204,823	20,619,531

		1,474,186,959

Total Common Stocks — 99.5% (Cost: $1,843,754,332)		2,110,617,835

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(b)(c)	2,712,643	2,712,643

Total Short-Term Investments — 0.1% (Cost: $2,712,643)		2,712,643

Total Investments in Securities — 99.6% (Cost: $1,846,466,975)		2,113,330,478

Other Assets, Less Liabilities — 0.4%		7,956,342

Net Assets — 100.0%		$2,121,286,820

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,861,802	(7,861,802)	—	$—	$184,825	(b)	$1,979		$206
BlackRock Cash Funds: Treasury, SL Agency Shares	1,218,237	1,494,406	2,712,643	2,712,643	57,972		—		—

				$2,712,643	$242,797		$1,979		$206

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,110,617,835	$—	$—	$2,110,617,835
Money Market Funds	2,712,643	—	—	2,712,643

	$2,113,330,478	$—	$—	$2,113,330,478

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments March 31, 2019	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Aurizon Holdings Ltd.	103,737	$335,287
Brambles Ltd.	80,703	674,170
Qantas Airways Ltd.	85,898	345,360
Sydney Airport	115,616	610,209
Transurban Group	132,587	1,243,218

		3,208,244

Brazil — 0.1%
Embraer SA, ADR	14,562	276,824

Canada — 3.2%
Bombardier Inc., Class B(a)	107,163	206,152
Canadian National Railway Co.	36,946	3,308,395
Canadian Pacific Railway Ltd.	7,252	1,494,641
SNC-Lavalin Group Inc.	9,013	228,774
Thomson Reuters Corp.	9,147	541,378
Waste Connections Inc.	13,502	1,196,326

		6,975,666

Chile — 0.1%
LATAM Airlines Group SA, ADR(b)	15,925	168,487

Denmark — 1.2%
AP Moller — Maersk A/S, Class A	196	237,311
AP Moller — Maersk A/S, Class B, NVS	343	435,518
DSV A/S	9,506	786,942
ISS A/S	8,206	249,933
Vestas Wind Systems A/S	10,487	883,295

		2,592,999

Finland — 0.8%
Kone OYJ, Class B	20,674	1,043,692
Metso OYJ	6,517	224,358
Wartsila OYJ Abp	23,569	380,691

		1,648,741

France — 7.3%
Aeroports de Paris	1,666	322,503
Airbus SE	29,058	3,846,814
Alstom SA	7,938	344,227
Bouygues SA	11,376	406,837
Cie. de Saint-Gobain	27,342	991,948
Edenred	12,344	562,319
Eiffage SA	3,729	358,668
Legrand SA	13,424	899,263
Safran SA	16,849	2,312,835
Schneider Electric SE	27,048	2,124,137
Teleperformance	2,989	537,663
Thales SA	5,243	628,448
Vinci SA	25,945	2,526,357

		15,862,019

Germany — 3.6%
Brenntag AG	7,840	404,065
Deutsche Lufthansa AG, Registered	11,864	260,635
Deutsche Post AG, Registered	49,520	1,612,502
GEA Group AG	8,428	220,970
MTU Aero Engines AG	2,695	610,663
OSRAM Licht AG(b)	5,031	173,313
Siemens AG, Registered	43,410	4,676,395

		7,958,543

Security	Shares	Value

Hong Kong — 0.7%
CK Hutchison Holdings Ltd.	147,020	$1,544,188

Ireland — 0.3%
Kingspan Group PLC	7,644	354,137
Ryanair Holdings PLC, ADR(a)	5,176	387,890

		742,027

Italy — 0.7%
Atlantia SpA	24,059	623,768
CNH Industrial NV	51,254	521,638
Leonardo SpA	19,134	222,581
Prysmian SpA	13,963	264,415

		1,632,402

Japan — 15.8%
AGC Inc./Japan	11,200	392,610
ANA Holdings Inc.	17,500	641,754
Central Japan Railway Co.	10,400	2,415,720
Dai Nippon Printing Co. Ltd.	14,700	351,546
Daikin Industries Ltd.	14,700	1,722,537
East Japan Railway Co.	19,600	1,891,205
FANUC Corp.	9,800	1,671,627
Hankyu Hanshin Holdings Inc.	12,800	479,921
ITOCHU Corp.	73,500	1,329,753
Japan Airlines Co. Ltd.	17,800	627,025
Kajima Corp.	24,500	361,684
Kintetsu Group Holdings Co. Ltd.	9,800	456,864
Komatsu Ltd.	49,300	1,144,922
Kubota Corp.	58,800	849,714
Makita Corp.	14,700	511,980
Marubeni Corp.	98,000	677,328
Mitsubishi Corp.	80,300	2,230,132
Mitsubishi Electric Corp.	113,700	1,461,248
Mitsubishi Heavy Industries Ltd.	16,900	702,048
Mitsui & Co. Ltd.	93,100	1,445,475
Nidec Corp.	13,800	1,748,611
Nippon Express Co. Ltd.	4,900	272,702
NSK Ltd.	24,500	229,539
Obayashi Corp.	39,200	394,532
Odakyu Electric Railway Co. Ltd.	20,700	501,767
Recruit Holdings Co. Ltd.	79,800	2,278,970
Secom Co. Ltd.	10,600	908,065
Shimizu Corp.	39,200	340,700
SMC Corp./Japan	3,500	1,313,231
Sumitomo Corp.	63,700	881,101
Taisei Corp.	11,300	524,750
Tokyu Corp.	29,400	513,441
Toppan Printing Co. Ltd.	16,100	243,060
Toshiba Corp.	29,400	936,306
TOTO Ltd.	8,100	343,583
Toyota Tsusho Corp.	12,200	397,353
West Japan Railway Co.	9,800	738,331
Yamato Holdings Co. Ltd.	21,300	550,180

		34,481,315

Mexico — 0.1%
Alfa SAB de CV, Class A	172,316	183,265

Netherlands — 0.6%
Randstad NV	6,566	320,488
Wolters Kluwer NV	14,180	966,466

		1,286,954

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	13,984	$614,888
Aena SME SA(c)	3,773	679,960
Ferrovial SA	24,599	576,726
International Consolidated Airlines Group SA	40,376	269,373

		2,140,947

Sweden — 2.8%
Alfa Laval AB	15,237	350,563
Assa Abloy AB, Class B	50,465	1,091,968
Atlas Copco AB, Class A	33,067	890,017
Epiroc AB, Class A(a)	32,830	332,218
Epiroc AB, Class B(a)	19,741	189,422
Sandvik AB	56,443	918,881
Securitas AB, Class B	16,317	264,318
Skanska AB, Class B	18,830	342,888
SKF AB, Class B	19,564	325,669
Volvo AB, Class B	83,418	1,295,073

		6,001,017

Switzerland — 2.2%
ABB Ltd., Registered	98,018	1,841,467
Adecco Group AG, Registered	8,624	459,993
Geberit AG, Registered	1,911	780,979
Kuehne + Nagel International AG, Registered	2,559	350,998
Schindler Holding AG, Participation Certificates, NVS	2,205	456,986
Schindler Holding AG, Registered	833	172,304
SGS SA, Registered	267	664,350

		4,727,077

United Kingdom — 5.2%
Ashtead Group PLC	25,425	613,734
Babcock International Group PLC	25,235	162,275
BAE Systems PLC	160,279	1,007,500
Bunzl PLC	16,898	557,520
Cobham PLC(a)	121,757	174,997
DCC PLC	5,194	449,060
easyJet PLC	13,528	196,989
Experian PLC	46,502	1,259,759
Ferguson PLC	11,722	746,000
G4S PLC	78,596	187,931
IMI PLC	13,955	174,203
Intertek Group PLC	8,082	511,503
Melrose Industries PLC	245,392	585,637
RELX PLC	104,168	2,228,109
Rentokil Initial PLC	92,834	427,378
Rolls-Royce Holdings PLC	95,591	1,125,025
Smiths Group PLC	19,894	371,993
Travis Perkins PLC	12,446	222,346
Weir Group PLC (The)	13,555	275,187

		11,277,146

United States — 52.4%
3M Co.	29,384	6,105,408
Alaska Air Group Inc.	6,174	346,485
Allegion PLC	4,704	426,700
American Airlines Group Inc.	20,514	651,525
AMETEK Inc.	11,564	959,465
AO Smith Corp.	7,221	385,024
Arconic Inc.	21,730	415,260
Boeing Co. (The)	26,780	10,214,428
Caterpillar Inc.	29,401	3,983,541
CH Robinson Worldwide Inc.	6,907	600,840
Cintas Corp.	4,361	881,402

Security	Shares	Value

United States (continued)
Copart Inc.(a)	10,341	$626,561
CSX Corp.	39,864	2,982,624
Cummins Inc.	7,497	1,183,551
Deere & Co.	16,248	2,597,080
Delta Air Lines Inc.	31,461	1,624,961
Dover Corp.	7,448	698,622
Eaton Corp. PLC	21,903	1,764,506
Emerson Electric Co.	31,703	2,170,704
Equifax Inc.	6,074	719,769
Expeditors International of Washington Inc.	8,673	658,281
Fastenal Co.	14,504	932,752
FedEx Corp.	12,251	2,222,454
Flowserve Corp.	6,664	300,813
Fluor Corp.	7,203	265,070
Fortive Corp.	14,871	1,247,528
Fortune Brands Home & Security Inc.	7,065	336,365
General Dynamics Corp.	13,851	2,344,697
General Electric Co.	442,880	4,424,371
Harris Corp.	5,978	954,746
Honeywell International Inc.	37,338	5,933,755
Huntington Ingalls Industries Inc.	2,126	440,507
IHS Markit Ltd.(a)(b)	18,130	985,909
Illinois Tool Works Inc.	15,424	2,213,807
Ingersoll-Rand PLC.	12,397	1,338,256
Jacobs Engineering Group Inc.	6,027	453,170
JB Hunt Transport Services Inc.	4,619	467,859
Johnson Controls International PLC	46,469	1,716,565
Kansas City Southern	5,096	591,034
L3 Technologies Inc.	3,969	819,083
Lockheed Martin Corp.	12,495	3,750,499
Masco Corp.	15,296	601,286
Nielsen Holdings PLC	18,055	427,362
Norfolk Southern Corp.	13,720	2,564,131
Northrop Grumman Corp.	8,675	2,338,780
PACCAR Inc.	17,738	1,208,667
Parker-Hannifin Corp.	6,713	1,152,085
Pentair PLC	8,085	359,863
Quanta Services Inc.	7,399	279,238
Raytheon Co.	14,357	2,614,123
Republic Services Inc.	10,829	870,435
Robert Half International Inc.	6,175	402,363
Rockwell Automation Inc.	6,077	1,066,270
Rollins Inc.	7,444	309,819
Roper Technologies Inc.	5,194	1,776,192
Snap-on Inc.	2,793	437,160
Southwest Airlines Co.	25,655	1,331,751
Stanley Black & Decker Inc.	7,676	1,045,241
Textron Inc.	12,054	610,656
TransDigm Group Inc.(a)	2,450	1,112,276
Union Pacific Corp.	37,150	6,211,480
United Continental Holdings Inc.(a)	11,515	918,667
United Parcel Service Inc., Class B	35,512	3,968,111
United Rentals Inc.(a)	4,116	470,253
United Technologies Corp.	40,979	5,281,783
Verisk Analytics Inc.	8,266	1,099,378
Wabtec Corp.	6,886	507,636
Waste Management Inc.	19,747	2,051,911
WW Grainger Inc.	2,305	693,644

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) March 31, 2019	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	9,114	$720,371

		114,166,909

Total Common Stocks — 99.6% (Cost: $238,481,141)		216,874,770

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(d)(e)(f)	764,975	765,281
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(e)	399,619	399,619

		1,164,900

Total Short-Term Investments — 0.5% (Cost: $1,164,862)		1,164,900

Total Investments in Securities — 100.1% (Cost: $239,646,003)		218,039,670

Other Assets, Less Liabilities — (0.1)%		(295,863)

Net Assets — 100.0%		$217,743,807

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,358,206	(593,231)	764,975	$765,281	$17,561	(b)	$(73)	$172
BlackRock Cash Funds: Treasury, SL Agency Shares	36,581	363,038	399,619	399,619	5,320		—	—

				$1,164,900	$22,881		$(73)	$172

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$216,874,770	$—	$—	$216,874,770
Money Market Funds	1,164,900	—	—	1,164,900

	$218,039,670	$—	$—	$218,039,670

See notes to financial statements.

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.5%
Amcor Ltd./Australia	128,895	$1,409,117
BHP Group Ltd.	326,690	8,932,151
Fortescue Metals Group Ltd.	188,565	952,364
James Hardie Industries PLC	48,555	625,667
Newcrest Mining Ltd.	84,435	1,530,049
Rio Tinto Ltd.	41,275	2,870,691
South32 Ltd.	567,580	1,503,863

		17,823,902

Austria — 0.2%
voestalpine AG	12,285	373,409

Belgium — 0.9%
Solvay SA	8,125	879,290
Umicore SA	23,335	1,037,325

		1,916,615

Brazil — 2.2%
Vale SA, ADR(a)	345,930	4,517,846

Canada — 6.9%
Agnico Eagle Mines Ltd.	25,935	1,127,904
Barrick Gold Corp.	194,415	2,666,030
CCL Industries Inc., Class B, NVS	15,730	636,995
First Quantum Minerals Ltd.	77,025	873,482
Franco-Nevada Corp.	20,865	1,564,777
Goldcorp Inc.	96,655	1,106,220
Kinross Gold Corp.(b)	137,930	474,926
Nutrien Ltd.	67,080	3,538,904
Teck Resources Ltd., Class B	55,835	1,292,278
Wheaton Precious Metals Corp.	49,465	1,177,800

		14,459,316

Chile — 0.4%
Empresas CMPC SA	122,785	433,056
Sociedad Quimica y Minera de Chile SA, ADR(a)	10,270	394,779

		827,835

Denmark — 1.0%
Chr Hansen Holding A/S	10,790	1,094,799
Novozymes A/S, Class B	24,050	1,106,886

		2,201,685

Finland — 1.2%
Stora Enso OYJ, Class R	65,000	795,174
UPM-Kymmene OYJ	59,085	1,724,933

		2,520,107

France — 3.3%
Air Liquide SA	47,515	6,047,473
Arkema SA	8,060	767,998

		6,815,471

Germany — 6.0%
BASF SE	102,050	7,508,875
Covestro AG(c)	18,720	1,030,388
HeidelbergCement AG	16,640	1,198,780
K+S AG, Registered	20,930	384,010
LANXESS AG	10,205	544,746
Symrise AG	14,300	1,289,679
thyssenkrupp AG	44,980	618,443

		12,574,921

Ireland — 6.9%
CRH PLC	90,805	2,819,205

Security	Shares	Value

Ireland (continued)
Linde PLC	61,230	$10,772,194
Smurfit Kappa Group PLC	25,870	722,717

		14,314,116

Japan — 7.6%
Asahi Kasei Corp.	156,000	1,609,541
JFE Holdings Inc.	65,000	1,103,153
Kuraray Co. Ltd.	39,000	496,111
Mitsubishi Chemical Holdings Corp.	162,500	1,144,261
Mitsui Chemicals Inc.	26,000	627,420
Nippon Paint Holdings Co. Ltd.	19,500	766,364
Nippon Steel & Sumitomo Metal Corp.	97,529	1,721,748
Nitto Denko Corp.	19,500	1,024,461
Oji Holdings Corp.	110,500	685,852
Shin-Etsu Chemical Co. Ltd.	45,500	3,814,790
Sumitomo Chemical Co. Ltd.	182,000	846,817
Sumitomo Metal Mining Co. Ltd.	32,500	960,157
Toray Industries Inc.	182,000	1,162,360

		15,963,035

Mexico — 0.9%
Cemex SAB de CV, CPO(b)	1,670,584	781,142
Grupo Mexico SAB de CV, Series B	396,500	1,090,720

		1,871,862

Netherlands — 2.8%
Akzo Nobel NV	25,350	2,248,391
ArcelorMittal	71,045	1,440,538
Koninklijke DSM NV	20,215	2,205,378

		5,894,307

Norway — 0.7%
Norsk Hydro ASA	151,970	616,767
Yara International ASA	19,370	793,550

		1,410,317

Peru — 0.2%
Southern Copper Corp.	9,295	368,826

South Korea — 1.8%
LG Chem Ltd.	5,265	1,697,639
POSCO	8,970	1,999,304

		3,696,943

Sweden — 0.7%
Boliden AB	30,550	871,511
Svenska Cellulosa AB SCA, Class B	66,365	576,695

		1,448,206

Switzerland — 3.6%
Clariant AG, Registered	31,980	672,097
Givaudan SA, Registered	885	2,260,709
LafargeHolcim Ltd., Registered	53,040	2,619,778
Sika AG, Registered	14,105	1,970,083

		7,522,667

Taiwan — 2.4%
Formosa Chemicals & Fibre Corp.	455,100	1,653,808
Formosa Plastics Corp.	455,720	1,619,096
Nan Ya Plastics Corp.	650,940	1,666,396

		4,939,300

United Kingdom — 12.7%
Anglo American PLC	156,260	4,181,227
Antofagasta PLC	37,180	468,002
BHP Group PLC	234,975	5,660,123
Croda International PLC	15,275	1,002,768

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) March 31, 2019	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
DS Smith PLC	150,215	$657,483
Glencore PLC	1,342,185	5,560,738
Johnson Matthey PLC	21,775	891,509
Mondi PLC	40,560	897,422
Rio Tinto PLC	123,630	7,186,498

		26,505,770

United States — 28.0%
Air Products & Chemicals Inc.	24,375	4,654,650
Albemarle Corp.	11,765	964,495
Avery Dennison Corp.	9,555	1,079,715
Ball Corp.	37,180	2,151,235
Celanese Corp.	14,300	1,410,123
CF Industries Holdings Inc.	24,765	1,012,393
DowDuPont Inc.	250,510	13,354,688
Eastman Chemical Co.	15,470	1,173,864
Ecolab Inc.	28,080	4,957,243
FMC Corp.	14,950	1,148,459
Freeport-McMoRan Inc.	161,265	2,078,706
International Flavors & Fragrances Inc.	11,245	1,448,243
International Paper Co.	44,590	2,063,179
LyondellBasell Industries NV, Class A	33,735	2,836,439
Martin Marietta Materials Inc.	6,890	1,386,130
Mosaic Co. (The)	39,455	1,077,516
Newmont Mining Corp.	59,280	2,120,446
Nucor Corp.	34,190	1,994,986
Packaging Corp. of America	10,335	1,027,092
PPG Industries Inc.	26,195	2,956,630
Sealed Air Corp.	17,550	808,353
Sherwin-Williams Co. (The)	9,100	3,919,461
Vulcan Materials Co.	14,690	1,739,296
Westrock Co.	28,405	1,089,332

		58,452,674

Total Common Stocks — 98.9% (Cost: $266,843,249)		206,419,130

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR, NVS	114,595	$444,629

Total Preferred Stocks — 0.2% (Cost: $1,449,844)		444,629

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(d)(e)(f)	4,861,235	4,863,180
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(e)	230,581	230,581

		5,093,761

Total Short-Term Investments — 2.5% (Cost: $5,093,587)		5,093,761

Total Investments in Securities — 101.6% (Cost: $273,386,680)		211,957,520

Other Assets, Less Liabilities — (1.6)%		(3,253,817)

Net Assets — 100.0%		$208,703,703

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,100,872	760,363	4,861,235	$4,863,180	$50,846	(b)	$2,143		$574
BlackRock Cash Funds: Treasury, SL Agency Shares	402,791	(172,210)	230,581	230,581	7,502		—		—

				$5,093,761	$58,348		$2,143		$574

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Global Materials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$206,419,130	$—	$—	$206,419,130
Preferred Stocks	444,629	—	—	444,629
Money Market Funds	5,093,761	—	—	5,093,761

	$211,957,520	$—	$—	$211,957,520

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments March 31, 2019	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
Computershare Ltd.	225,060	$2,730,603

Brazil — 0.0%
Cielo SA	495,051	1,207,193

Canada — 1.1%
BlackBerry Ltd.(a)	215,490	2,172,724
CGI Inc.(a)	109,890	7,556,865
Constellation Software Inc./Canada	8,580	7,273,364
Open Text Corp.	117,810	4,524,744
Shopify Inc., Class A(a)	43,230	8,926,552

		30,454,249

China — 0.3%
Xiaomi Corp., Class B(a)(b)	5,808,000	8,419,804

Finland — 0.5%
Nokia OYJ	2,491,500	14,194,923

France — 0.9%
Atos SE	41,580	4,015,176
Capgemini SE	70,950	8,611,916
Dassault Systemes SE	59,730	8,903,254
STMicroelectronics NV New	296,010	4,380,700

		25,911,046

Germany — 2.5%
Infineon Technologies AG	500,280	9,934,360
SAP SE	478,500	55,340,218
Wirecard AG(c)	50,820	6,373,963

		71,648,541

Japan — 4.6%
Canon Inc.	462,000	13,411,085
FUJIFILM Holdings Corp.	215,500	9,801,030
Fujitsu Ltd.	99,000	7,142,919
Hitachi Ltd.	429,000	13,894,972
Keyence Corp.	40,420	25,186,497
Kyocera Corp.	165,000	9,689,660
Murata Manufacturing Co. Ltd.	297,000	14,790,297
NECCorp.	115,600	3,911,298
NTT Data Corp.	297,000	3,276,298
Omron Corp.	99,000	4,633,148
Ricoh Co. Ltd.	333,400	3,485,059
Rohm Co. Ltd.	36,500	2,275,376
TDK Corp.	45,200	3,540,534
Tokyo Electron Ltd.	66,000	9,540,588
Yaskawa Electric Corp.	132,000	4,144,193

		128,722,954

Netherlands — 1.5%
Adyen NV(a)(b)	10,230	8,017,754
ASML Holding NV	188,760	35,437,897

		43,455,651

South Korea — 4.0%
Samsung Electronics Co. Ltd.	2,402,400	94,500,185
SKHynix Inc.	258,060	16,869,044

		111,369,229

Spain — 0.6%
Amadeus IT Group SA	194,040	15,556,474

Sweden — 0.6%
Hexagon AB, Class B	120,450	6,298,260

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	1,238,820	$11,408,796

		17,707,056

Switzerland — 0.2%
Logitech International SA, Registered	72,930	2,858,176
Temenos AG, Registered	27,060	3,988,762

		6,846,938

Taiwan — 3.2%
Hon Hai Precision Industry Co. Ltd.	5,772,378	13,765,831
Largan Precision Co. Ltd.	39,000	5,820,801
MediaTek Inc.	660,000	6,049,545
Taiwan Semiconductor Manufacturing Co. Ltd.	8,250,600	65,719,969

		91,356,146

United Kingdom — 0.5%
Halma PLC	158,400	3,451,062
Micro Focus International PLC	191,730	4,987,933
Sage Group PLC (The)	490,380	4,480,597

		12,919,592

United States — 78.6%
Accenture PLC, Class A	281,820	49,605,956
Adobe Inc.(a)	215,820	57,513,872
Advanced Micro Devices Inc.(a)	389,730	9,945,910
Akamai Technologies Inc.(a)	72,270	5,182,482
Alliance Data Systems Corp.	20,130	3,522,347
Amphenol Corp., Class A	132,330	12,497,245
Analog Devices Inc.	163,020	17,161,115
ANSYS Inc.(a)	36,960	6,752,962
Apple Inc.	1,982,640	376,602,468
Applied Materials Inc.	420,420	16,673,857
Arista Networks Inc.(a)	23,100	7,264,026
AutodeskInc.(a)	97,020	15,117,656
Automatic Data Processing Inc.	193,050	30,837,807
Broadcom Inc.	175,230	52,693,413
Broadridge Financial Solutions Inc.	51,150	5,303,744
Cadence Design Systems Inc.(a)	124,080	7,880,321
Cisco Systems Inc.	1,948,980	105,225,430
Citrix Systems Inc.	55,440	5,525,150
Cognizant Technology Solutions Corp., Class A	254,760	18,457,362
Corning Inc.	348,810	11,545,611
DXC Technology Co.	118,800	7,640,028
F5 Networks Inc.(a)	26,400	4,142,952
Fidelity National Information Services Inc.	142,890	16,160,859
Fiserv Inc.(a)(c)	173,580	15,323,642
FleetCor Technologies Inc.(a)	37,950	9,358,091
FLIR Systems Inc.	60,060	2,857,655
Fortinet Inc.(a)	64,020	5,375,759
Gartner Inc.(a)	39,600	6,006,528
Global Payments Inc.	69,960	9,550,939
Hewlett Packard Enterprise Co.	610,830	9,425,107
HP Inc.	679,470	13,202,102
Intel Corp.	1,990,560	106,893,072
International Business Machines Corp.	394,020	55,596,222
Intuit Inc.	114,510	29,934,059
IPG Photonics Corp.(a)(c)	15,840	2,404,195
Jack Henry & Associates Inc.	33,990	4,715,773
Juniper Networks Inc.	152,790	4,044,351
Keysight Technologies Inc.(a)	82,830	7,222,776
KLA-Tencor Corp.	72,930	8,708,571
Lam Research Corp.	67,650	12,110,027
Mastercard Inc., Class A	399,630	94,092,883

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Maxim Integrated Products Inc.	121,440	$6,456,965
Microchip Technology Inc.	104,940	8,705,822
Micron Technology Inc.(a)(c)	495,330	20,471,989
Microsoft Corp.	3,396,030	400,527,778
Motorola Solutions Inc.	72,270	10,148,153
NetApp Inc.	109,560	7,596,890
NVIDIA Corp.	268,290	48,174,152
Oracle Corp.	1,127,280	60,546,209
Paychex Inc.	140,580	11,274,516
PayPal Holdings Inc.(a)	519,420	53,936,573
Qorvo Inc.(a)	54,450	3,905,699
QUALCOMM Inc.	535,260	30,525,878
Red Hat Inc.(a)	78,210	14,288,967
salesforce.com Inc.(a)	338,580	53,620,915
Seagate Technology PLC	113,520	5,436,473
Skyworks Solutions Inc.	77,220	6,369,106
Symantec Corp.	282,150	6,486,629
Synopsys Inc.(a)	66,000	7,599,900
TE Connectivity Ltd.	150,150	12,124,612
Texas Instruments Inc.	415,470	44,068,903
Total System Services Inc.	72,600	6,897,726
VeriSign Inc.(a)	46,860	8,507,902
Visa Inc., Class A	774,510	120,970,717
Western Digital Corp.	128,370	6,169,462
Western Union Co. (The)	194,700	3,596,109
Xerox Corp.	88,770	2,838,865
Xilinx Inc.	112,200	14,225,838

		2,215,547,073

Total Common Stocks — 99.2% (Cost: $2,385,598,039)		2,798,047,472

Security	Shares	Value

Preferred Stocks

South Korea — 0.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	364,980	$11,655,823

Total Preferred Stocks — 0.4% (Cost: $12,815,781)		11,655,823

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(d)(e)(f)	4,656,392	4,658,255
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(e)	5,794,378	5,794,378

		10,452,633

Total Short-Term Investments — 0.4% (Cost: $10,451,035)		10,452,633

Total Investments in Securities — 100.0% (Cost: $2,408,864,855)		2,820,155,928

Other Assets, Less Liabilities — (0.0)%		(977,696)

Net Assets — 100.0%		$2,819,178,232

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,700,594	1,955,798	4,656,392	$4,658,255	$145,922	(b)	$1,617	$1,688
BlackRock Cash Funds: Treasury, SL Agency Shares	768,845	5,025,533	5,794,378	5,794,378	63,343		—	—

				$10,452,633	$209,265		$1,617	$1,688

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) March 31, 2019	iShares® Global Tech ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,798,047,472	$—	$—	$2,798,047,472
Preferred Stocks	11,655,823	—	—	11,655,823
Money Market Funds	10,452,633	—	—	10,452,633

	$2,820,155,928	$—	$—	$2,820,155,928

See notes to financial statements.

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
AGL Energy Ltd.	106,421	$1,645,728
APA Group	191,287	1,356,089

		3,001,817

Canada — 2.8%
Brookfield Infrastructure Partners LP	44,797	1,871,418
Emera Inc.	37,666	1,408,863
Fortis Inc./Canada	69,233	2,559,540

		5,839,821

Chile — 0.6%
Enel Americas SA, ADR	89,397	798,315
Enel Chile SA, ADR	88,014	455,913

		1,254,228

Denmark — 1.0%
Orsted A/S(a)	27,003	2,048,583

Finland — 0.7%
Fortum OYJ	70,640	1,445,969

France — 4.0%
Electricite de France SA	77,856	1,065,657
Engie SA	296,086	4,415,070
Suez	68,113	903,237
Veolia Environnement SA	90,663	2,028,893

		8,412,857

Germany — 3.0%
E.ON SE	355,692	3,958,741
RWE AG	87,349	2,344,108

		6,302,849

Hong Kong — 3.3%
CLP Holdings Ltd.	292,000	3,384,990
Hong Kong & China Gas Co. Ltd.	1,432,952	3,435,456

		6,820,446

Italy —4.5%
Enel SpA	1,246,059	7,980,678
Terna Rete Elettrica Nazionale SpA	226,220	1,434,655

		9,415,333

Japan — 3.7%
Chubu Electric Power Co. Inc.	115,700	1,806,816
Kansai Electric Power Co. Inc. (The)	130,900	1,930,061
Kyushu Electric Power Co. Inc.	77,000	909,238
Osaka Gas Co. Ltd.	66,900	1,320,049
Tokyo Gas Co. Ltd.	63,800	1,725,485

		7,691,649

Mexico — 0.2%
Infraestructura Energetica Nova SAB de CV	84,712	340,682

Portugal — 0.8%
EDP — Energias de Portugal SA	394,971	1,554,444

Spain — 6.3%
Endesa SA	51,654	1,318,913
Iberdrola SA	989,745	8,697,308
Naturgy Energy Group SA	58,118	1,626,877
Red Electrica Corp. SA	69,857	1,490,339

		13,133,437

United Kingdom — 6.1%
Centrica PLC	920,407	1,369,643

Security	Shares	Value

United Kingdom (continued)
National Grid PLC	593,021	$6,574,440
Severn Trent PLC	38,593	993,703
SSE PLC	166,203	2,570,697
United Utilities Group PLC	109,571	1,162,772

		12,671,255

United States — 61.0%
AES Corp./VA	106,423	1,924,128
Alliant Energy Corp.	38,088	1,795,087
Ameren Corp.	39,464	2,902,577
American Electric Power Co. Inc.	79,573	6,664,239
American Water Works Co. Inc.	29,198	3,044,183
Atmos Energy Corp.	18,936	1,949,082
CenterPoint Energy Inc.	80,766	2,479,516
CMS Energy Corp.	45,693	2,537,789
Consolidated Edison Inc.	51,824	4,395,193
Dominion Energy Inc.	128,979	9,887,530
DTE Energy Co.	29,387	3,665,734
Duke Energy Corp.	117,438	10,569,420
Edison International	52,661	3,260,769
Entergy Corp.	30,694	2,935,267
Evergy Inc.	41,070	2,384,114
Eversource Energy	51,243	3,635,691
Exelon Corp.	156,673	7,854,018
FirstEnergy Corp.	81,238	3,380,313
NextEra Energy Inc.	77,143	14,913,285
NiSource Inc.	60,086	1,722,065
NRG Energy Inc.	45,307	1,924,641
Pinnacle West Capital Corp.	18,098	1,729,807
PPL Corp.	116,385	3,694,060
Public Service Enterprise Group Inc.	81,604	4,848,094
Sempra Energy	44,265	5,571,193
Southern Co. (The)	166,936	8,627,253
WEC Energy Group Inc.	50,998	4,032,922
Xcel Energy Inc.	83,090	4,670,489

		126,998,459

Total Common Stocks — 99.4% (Cost: $223,331,081)		206,931,829

Preferred Stocks

Brazil — 0.2%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	156,050	557,098

Total Preferred Stocks — 0.2% (Cost: $965,765)		557,098

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) March 31, 2019	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	338,026	$338,026

Total Short-Term Investments — 0.2% (Cost: $338,026)		338,026

Total Investments in Securities — 99.8% (Cost: $224,634,872)		207,826,953

Other Assets, Less Liabilities — 0.2%		395,182

Net Assets — 100.0%		$208,222,135

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss	) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$12,779	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	212,457	125,569	338,026	338,026	5,685		—		—

				$338,026	$18,464		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$206,931,829	$—	$—	$206,931,829
Preferred Stocks	557,098	—	—	557,098
Money Market Funds	338,026	—	—	338,026

	$207,826,953	$—	$—	$207,826,953

See notes to financial statements.

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

March 31, 2019

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF		iShares Global Energy ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$234,709,048	$203,055,855	$734,479,334		$1,026,452,665
Affiliated(c)	1,149,318	2,344,672	2,121,137		2,789,954
Foreign currency, at value(d)	117,438	85,949	985,412		1,545,340
Receivables:
Investments sold	538,892	—	—		—
Securities lending income — Affiliated	471	14,609	42		7,133
Capital shares sold	65,689	—	—		—
Dividends	474,982	539,138	2,190,858		2,441,058
Tax reclaims	81,109	68,056	511,456		30,606

Total assets	237,136,947	206,108,279	740,288,239		1,033,266,756

LIABILITIES
Collateral on securities loaned, at value	942,500	2,138,218	1,172,556		1,518,280
Payables:
Capital shares redeemed	—	—	—		77,494
Investment advisory fees	89,466	81,101	284,091		426,428

Total liabilities	1,031,966	2,219,319	1,456,647		2,022,202

NET ASSETS	$236,104,981	$203,888,960	$738,831,592		$1,031,244,554

NET ASSETS CONSIST OF:
Paid-in capital	$349,235,518	$232,025,066	$705,016,812		$1,377,090,344
Accumulated earnings (loss)	(113,130,537)	(28,136,106)	33,814,780		(345,845,790)

NET ASSETS	$236,104,981	$203,888,960	$738,831,592		$1,031,244,554

Shares outstanding	4,200,000	1,800,000	14,300,000	(e)	30,600,000

Net asset value	$56.22	$113.27	$51.67	(e)	$33.70

Shares authorized	Unlimited	Unlimited	Unlimited		Unlimited

Par value	None	None	None		None

(a) Securities loaned, at value	$924,300	$2,083,348	$1,123,700		$592,562
(b) Investments, at cost — Unaffiliated	$246,281,114	$221,773,466	$693,750,768		$1,255,246,417
(c) Investments, at cost — Affiliated	$1,149,318	$2,344,641	$2,121,137		$2,789,953
(d) Foreign currency, at cost	$117,610	$86,704	$991,061		$1,548,604
(e) Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Assets and Liabilities  (continued)

March 31, 2019

	iShares Global Financials ETF	iShares Global Healthcare ETF		iShares Global Industrials ETF	iShares Global Materials ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$337,056,796	$2,110,617,835		$216,874,770	$206,863,759
Affiliated(c)	4,311,536	2,712,643		1,164,900	5,093,761
Cash	—	—		6,973	—
Foreign currency, at value(d)	364,888	1,924,719		159,629	535,224
Receivables:
Securities lending income — Affiliated	915	124,415		635	5,459
Capital shares sold	—	206,004		—	—
Dividends	1,327,352	3,007,499		484,557	1,338,139
Tax reclaims	203,232	3,551,499		129,971	156,176
Foreign withholding tax claims	—	—		36,502	120,545

Total assets	343,264,719	2,122,144,614		218,857,937	214,113,063

LIABILITIES
Collateral on securities loaned, at value	1,207,235	—		765,788	4,860,973
Payables:
Investments purchased	—	40,216		111	463,705
Capital shares redeemed	—	—		259,519	—
Investment advisory fees	139,632	817,435		88,347	83,477
Professional fees	—	—		365	1,205
Foreign taxes	—	143		—	—

Total liabilities	1,346,867	857,794		1,114,130	5,409,360

NET ASSETS	$341,917,852	$2,121,286,820		$217,743,807	$208,703,703

NET ASSETS CONSIST OF:
Paid-in capital	$445,440,594	$1,899,492,813		$254,887,435	$341,152,592
Accumulated earnings (loss)	(103,522,742)	221,794,007		(37,143,628)	(132,448,889)

NET ASSETS	$341,917,852	$2,121,286,820		$217,743,807	$208,703,703

Shares outstanding	5,550,000	34,700,000	(e)	2,450,000	3,250,000

Net asset value	$61.61	$61.13	(e)	$88.88	$64.22

Shares authorized	Unlimited	Unlimited		Unlimited	Unlimited

Par value	None	None		None	None

(a) Securities loaned, at value	$1,193,911	$—		$751,281	$4,912,625
(b) Investments, at cost — Unaffiliated	$393,684,190	$1,843,754,332		$238,481,141	$268,293,093
(c) Investments, at cost — Affiliated	$4,527,703	$2,712,643		$1,164,862	$5,093,587
(d) Foreign currency, at cost	$364,854	$1,942,292		$160,385	$538,643
(e) Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

See notes to financial statements.

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

March 31, 2019

	iShares Global Tech ETF	iShares Global Utilities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,809,703,295	$207,488,927
Affiliated(c)	10,452,633	338,026
Foreign currency, at value(d)	820,194	198,967
Receivables:
Securities lending income — Affiliated	32,595	15
Dividends	3,687,856	362,418
Tax reclaims	36,405	19,989
Foreign withholding tax claims	173,738	112,441

Total assets	2,824,906,716	208,520,783

LIABILITIES
Collateral on securities loaned, at value	4,660,235	—
Payables:
Investments purchased	—	207,516
Investment advisory fees	1,066,512	90,008
Professional fees	1,737	1,124

Total liabilities	5,728,484	298,648

NET ASSETS	$2,819,178,232	$208,222,135

NET ASSETS CONSIST OF:
Paid-in capital	$2,463,714,260	$256,201,658
Accumulated earnings (loss)	355,463,972	(47,979,523)

NET ASSETS	$2,819,178,232	$208,222,135

Shares outstanding	16,500,000	3,850,000

Net asset value	$170.86	$54.08

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$4,641,795	$—
(b) Investments, at cost — Unaffiliated	$2,398,413,820	$224,296,846
(c) Investments, at cost — Affiliated	$10,451,035	$338,026
(d) Foreign currency, at cost	$827,766	$200,828

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations

Year Ended March 31, 2019

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$11,839,775	$5,157,894	$18,041,302	$54,870,446
Dividends — Affiliated	7,521	6,179	17,070	32,681
Non-cash dividends — Unaffiliated	—	362,538	—	—
Securities lending income — Affiliated — net	3,574	38,865	21,992	70,372
Foreign taxes withheld	(554,395)	(338,932)	(631,796)	(2,656,273)

Total investment income	11,296,475	5,226,544	17,448,568	52,317,226

EXPENSES
Investment advisory fees	1,389,217	1,219,886	2,775,830	6,618,817

Total expenses	1,389,217	1,219,886	2,775,830	6,618,817

Net investment income	9,907,258	4,006,658	14,672,738	45,698,409

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(49,406,856)	(2,555,527)	(2,426,279)	(52,597,643)
Investments — Affiliated	217	608	341	1,463
In-kind redemptions — Unaffiliated	5,007,522	39,493,514	62,699,776	37,377,091
Foreign currency transactions	(176,404)	(48,606)	(99,525)	(81,485)

Net realized gain (loss)	(44,575,521)	36,889,989	60,174,313	(15,300,574)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	39,733,324	(30,373,453)	(28,599,563)	(49,590,268)
Investments — Affiliated	—	612	—	71
Foreign currency translations	(4,854)	(6,710)	(24,133)	6,607

Net change in unrealized appreciation (depreciation)	39,728,470	(30,379,551)	(28,623,696)	(49,583,590)

Net realized and unrealized gain (loss)	(4,847,051)	6,510,438	31,550,617	(64,884,164)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,060,207	$10,517,096	$46,223,355	$(19,185,755)

See notes to financial statements.

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended March 31, 2019

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$16,486,854	$36,777,189	$5,404,552	$10,429,858
Dividends — Affiliated	235,123	57,972	5,320	7,502
Non-cash dividends — Unaffiliated	—	—	307,312	—
Securities lending income — Affiliated — net	12,089	184,825	17,561	50,846
Foreign taxes withheld	(994,913)	(1,667,561)	(320,705)	(615,233)
Other foreign taxes	—	(143)	—	—

Total investment income	15,739,153	35,352,282	5,414,040	9,872,973

EXPENSES
Investment advisory fees	2,193,570	8,083,844	1,066,835	1,347,050
Professional fees	65	—	—	152

Total expenses	2,193,635	8,083,844	1,066,835	1,347,202

Net investment income	13,545,518	27,268,438	4,347,205	8,525,771

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(11,643,446)	(20,308,845)	(3,364,867)	(6,148,664)
Investments — Affiliated	(46,152)	1,979	(73)	2,143
In-kind redemptions — Unaffiliated	28,372,303	120,293,736	16,929,152	20,677,547
In-kind redemptions — Affiliated	981,088	—	—	—
Foreign currency transactions	(111,167)	(112,224)	(48,957)	(18,067)

Net realized gain	17,552,626	99,874,646	13,515,255	14,512,959

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(85,060,878)	84,386,726	(21,879,598)	(32,225,303)
Investments — Affiliated	(2,847,764)	206	172	574
Foreign currency translations	(11,361)	(123,032)	(10,690)	(32,622)

Net change in unrealized appreciation (depreciation)	(87,920,003)	84,263,900	(21,890,116)	(32,257,351)

Net realized and unrealized gain (loss)	(70,367,377)	184,138,546	(8,374,861)	(17,744,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,821,859)	$211,406,984	$(4,027,656)	$(9,218,621)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Operations  (continued)

Year Ended March 31, 2019

	iShares Global Tech ETF	iShares Global Utilities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$36,547,106	$7,251,833
Dividends — Affiliated	63,343	5,685
Securities lending income — Affiliated — net	145,922	12,779
Foreign taxes withheld	(1,371,788)	(250,786)

Total investment income	35,384,583	7,019,511

EXPENSES
Investment advisory fees	10,509,153	808,901
Professional fees	200	31

Total expenses	10,509,353	808,932

Net investment income	24,875,230	6,210,579

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(44,294,635)	(8,612,657)
Investments — Affiliated	1,617	—
In-kind redemptions — Unaffiliated	256,503,129	15,115,081
Foreign currency transactions	(180,570)	(30,899)

Net realized gain	212,029,541	6,471,525

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(63,064,523)	15,605,010
Investments — Affiliated	1,688	—
Foreign currency translations	(33,350)	(14,087)

Net change in unrealized appreciation (depreciation)	(63,096,185)	15,590,923

Net realized and unrealized gain	148,933,356	22,062,448

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$173,808,586	$28,273,027

See notes to financial statements.

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Global Comm Services ETF		iShares Global Consumer Discretionary ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,907,258	$13,255,696	$4,006,658	$3,242,548
Net realized gain (loss)	(44,575,521)	(332,968)	36,889,989	4,419,919
Net change in unrealized appreciation (depreciation)	39,728,470	(17,569,239)	(30,379,551)	26,650,748

Net increase (decrease) in net assets resulting from operations	5,060,207	(4,646,511)	10,517,096	34,313,215

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(12,012,028)	(12,581,110)	(3,925,726)	(3,069,194)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(157,282,291)	114,395,525	(81,319,749)	44,499,034

NET ASSETS(b)
Total increase (decrease) in net assets	(164,234,112)	97,167,904	(74,728,379)	75,743,055
Beginning of year	400,339,093	303,171,189	278,617,339	202,874,284

End of year	$236,104,981	$400,339,093	$203,888,960	$278,617,339

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets  (continued)

	iShares Global Consumer Staples ETF		iShares Global Energy ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,672,738	$13,267,803	$45,698,409	$32,526,657
Net realized gain (loss)	60,174,313	25,182,827	(15,300,574)	(31,468,208)
Net change in unrealized appreciation (depreciation)	(28,623,696)	(16,191,837)	(49,583,590)	31,016,987

Net increase (decrease) in net assets resulting from operations	46,223,355	22,258,793	(19,185,755)	32,075,436

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(15,943,235)	(13,689,014)	(46,443,863)	(30,869,149)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	172,044,541	(77,823,331)	(57,677,840)	202,582,241

NET ASSETS(b)
Total increase (decrease) in net assets	202,324,661	(69,253,552)	(123,307,458)	203,788,528
Beginning of year	536,506,931	605,760,483	1,154,552,012	950,763,484

End of year	$738,831,592	$536,506,931	$1,031,244,554	$1,154,552,012

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Global Financials ETF		iShares Global Healthcare ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,545,518	$10,821,804	$27,268,438	$22,637,981
Net realized gain	17,552,626	5,615,726	99,874,646	50,153,816
Net change in unrealized appreciation (depreciation)	(87,920,003)	45,507,387	84,263,900	69,429,966

Net increase (decrease) in net assets resulting from operations	(56,821,859)	61,944,917	211,406,984	142,221,763

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(14,116,801)	(10,669,687)	(34,238,159)	(23,472,508)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(221,263,309)	196,655,181	376,008,089	(27,023,539)

NET ASSETS(b)
Total increase (decrease) in net assets	(292,201,969)	247,930,411	553,176,914	91,725,716
Beginning of year	634,119,821	386,189,410	1,568,109,906	1,476,384,190

End of year	$341,917,852	$634,119,821	$2,121,286,820	$1,568,109,906

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets  (continued)

	iShares Global Industrials ETF		iShares Global Materials ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,347,205	$4,211,600	$8,525,771	$6,339,442
Net realized gain	13,515,255	34,801,105	14,512,959	3,097,208
Net change in unrealized appreciation (depreciation)	(21,890,116)	(12,102,394)	(32,257,351)	27,504,128

Net increase (decrease) in net assets resulting from operations	(4,027,656)	26,910,311	(9,218,621)	36,940,778

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(4,579,129)	(3,754,988)	(7,967,808)	(5,323,742)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(133,987,628)	127,960,955	(174,777,186)	108,367,375

NET ASSETS(b)
Total increase (decrease) in net assets	(142,594,413)	151,116,278	(191,963,615)	139,984,411
Beginning of year	360,338,220	209,221,942	400,667,318	260,682,907

End of year	$217,743,807	$360,338,220	$208,703,703	$400,667,318

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Global Tech ETF		iShares Global Utilities ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,875,230	$11,149,315	$6,210,579	$5,365,792
Net realized gain (loss)	212,029,541	121,900,753	6,471,525	(1,746,629)
Net change in unrealized appreciation (depreciation)	(63,096,185)	196,773,988	15,590,923	2,481,112

Net increase in net assets resulting from operations	173,808,586	329,824,056	28,273,027	6,100,275

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(18,652,610)	(13,069,610)	(5,008,497)	(5,504,483)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,125,023,919	167,690,310	53,249,936	(5,931,688)

NET ASSETS(b)
Total increase (decrease) in net assets	1,280,179,895	484,444,756	76,514,466	(5,335,896)
Beginning of year	1,538,998,337	1,054,553,581	131,707,669	137,043,565

End of year	$2,819,178,232	$1,538,998,337	$208,222,135	$131,707,669

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global Comm Services ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$57.19	$59.45	$62.37	$61.30	$66.90

Net investment income(a)	1.82	2.21	2.28	2.28	2.32
Net realized and unrealized gain (loss)(b)	(0.62)	(2.41)	(2.84)	1.04	(0.47)

Net increase (decrease) from investment operations	1.20	(0.20)	(0.56)	3.32	1.85

Distributions(c)
From net investment income	(2.17)	(2.06)	(2.36)	(2.25)	(7.45)

Total distributions	(2.17)	(2.06)	(2.36)	(2.25)	(7.45)

Net asset value, end of year	$56.22	$57.19	$59.45	$62.37	$61.30

Total Return
Based on net asset value	2.37%	(0.46)%	(0.91)%	5.59%	2.71%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	3.28%	3.71%	3.74%	3.74%	3.62%

Supplemental Data
Net assets, end of year (000)	$236,105	$400,339	$303,171	$408,503	$468,949

Portfolio turnover rate(d)	79%	3%	5%	13%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$111.45	$96.61	$88.72	$90.55	$82.12

Net investment income(a)	1.70	1.42	1.51	1.27	1.43
Net realized and unrealized gain (loss)(b)	1.87	14.79	7.97	(2.06)	8.46

Net increase (decrease) from investment operations	3.57	16.21	9.48	(0.79)	9.89

Distributions(c)
From net investment income	(1.75)	(1.37)	(1.59)	(1.04)	(1.46)

Total distributions	(1.75)	(1.37)	(1.59)	(1.04)	(1.46)

Net asset value, end of year	$113.27	$111.45	$96.61	$88.72	$90.55

Total Return
Based on net asset value	3.32%	16.81%	10.86%	(0.90)%	12.19%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	1.51%	1.35%	1.68%	1.42%	1.69%

Supplemental Data
Net assets, end of year (000)	$203,889	$278,617	$202,874	$266,163	$380,295

Portfolio turnover rate(d)	30%	6%	13%	7%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of year	$50.14	$49.65	$48.74	$45.87	$43.23

Net investment income(b)	1.20	1.12	1.01	1.00	1.05
Net realized and unrealized gain(c)	1.70	0.52	0.98	2.90	2.64

Net increase from investment operations	2.90	1.64	1.99	3.90	3.69

Distributions(d)
From net investment income	(1.37)	(1.15)	(1.08)	(1.03)	(1.05)

Total distributions	(1.37)	(1.15)	(1.08)	(1.03)	(1.05)

Net asset value, end of year	$51.67	$50.14	$49.65	$48.74	$45.87

Total Return
Based on net asset value	6.07%	3.19%	4.18%	8.64%	8.60%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	2.43%	2.18%	2.09%	2.16%	2.33%

Supplemental Data
Net assets, end of year (000)	$738,832	$536,507	$605,760	$638,557	$646,792

Portfolio turnover rate(e)	7%	5%	4%	3%	5%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$33.91	$33.19	$29.58	$35.69	$43.77

Net investment income(a)	1.11	1.14	0.97	1.10	1.16
Net realized and unrealized gain (loss)(b)	(0.29)	0.66	3.64	(6.15)	(8.12)

Net increase (decrease) from investment operations	0.82	1.80	4.61	(5.05)	(6.96)

Distributions(c)
From net investment income	(1.03)	(1.08)	(1.00)	(1.06)	(1.12)

Total distributions	(1.03)	(1.08)	(1.00)	(1.06)	(1.12)

Net asset value, end of year	$33.70	$33.91	$33.19	$29.58	$35.69

Total Return
Based on net asset value	2.56%	5.56%	15.54%	(14.27)%	(16.30)%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	3.17%	3.39%	2.98%	3.46%	2.76%

Supplemental Data
Net assets, end of year (000)	$1,031,245	$1,154,552	$950,763	$1,020,607	$1,065,215

Portfolio turnover rate(d)	6%	4%	4%	6%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$68.93	$60.82	$49.45	$56.94	$56.52

Net investment income(a)	1.84	1.47	1.35	1.31	1.36
Net realized and unrealized gain (loss)(b)	(7.38)	8.12	11.30	(7.32)	0.40

Net increase (decrease) from investment operations	(5.54)	9.59	12.65	(6.01)	1.76

Distributions(c)
From net investment income	(1.78)	(1.48)	(1.28)	(1.48)	(1.34)

Total distributions	(1.78)	(1.48)	(1.28)	(1.48)	(1.34)

Net asset value, end of year	$61.61	$68.93	$60.82	$49.45	$56.94

Total Return
Based on net asset value	(8.02)%	15.91%	26.03%	(10.84)%	3.13%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	0.46%	N/A	N/A	N/A	N/A

Net investment income	2.84%	2.19%	2.46%	2.41%	2.40%

Supplemental Data
Net assets, end of year (000)	$341,918	$634,120	$386,189	$227,455	$259,093

Portfolio turnover rate(d)	7%	4%	16%	9%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of year	$55.61	$51.44	$48.21	$53.86	$45.49

Net investment income(b)	0.92	0.79	0.76	0.77	0.72
Net realized and unrealized gain (loss)(c)	5.80	4.20	3.29	(4.95)	8.34

Net increase (decrease) from investment operations	6.72	4.99	4.05	(4.18)	9.06

Distributions(d)
From net investment income	(1.20)	(0.82)	(0.82)	(1.15)	(0.69)
In excess of net investment income	—	—	—	(0.32)	—

Total distributions	(1.20)	(0.82)	(0.82)	(1.47)	(0.69)

Net asset value, end of year	$61.13	$55.61	$51.44	$48.21	$53.86

Total Return
Based on net asset value	12.29%	9.70%	8.52%	(7.97)%	20.11%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	1.55%	1.42%	1.51%	1.48%	1.46%

Supplemental Data
Net assets, end of year (000)	$2,121,287	$1,568,110	$1,476,384	$1,610,047	$1,669,687

Portfolio turnover rate(e)	8%	4%	5%	5%	3%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$91.22	$80.47	$70.40		$72.00	$71.16

Net investment income(a)	1.65	1.43	1.37	(b)	1.27	1.33
Net realized and unrealized gain (loss)(c)	(2.27)	10.69	10.02		(1.55)	0.87

Net increase (decrease) from investment operations	(0.62)	12.12	11.39		(0.28)	2.20

Distributions(d)
From net investment income	(1.72)	(1.37)	(1.32)		(1.32)	(1.36)

Total distributions	(1.72)	(1.37)	(1.32)		(1.32)	(1.36)

Net asset value, end of year	$88.88	$91.22	$80.47		$70.40	$72.00

Total Return
Based on net asset value	(0.59)%	15.14%	16.38	%(b)	(0.37)%	3.10%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%		0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	N/A	0.48%		N/A	N/A

Net investment income	1.87%	1.61%	1.85	%(b)	1.82%	1.86%

Supplemental Data
Net assets, end of year (000)	$217,744	$360,338	$209,222		$190,089	$255,612

Portfolio turnover rate(e)	5%	6%	9%		7%	5%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$67.34	$59.25	$47.64		$56.97	$62.42

Net investment income(a)	1.91	1.33	0.93	(b)	1.24	1.29
Net realized and unrealized gain (loss)(c)	(3.44)	7.99	11.40		(8.93)	(5.44)

Net increase (decrease) from investment operations	(1.53)	9.32	12.33		(7.69)	(4.15)

Distributions(d)
From net investment income	(1.59)	(1.23)	(0.72)		(1.64)	(1.30)

Total distributions	(1.59)	(1.23)	(0.72)		(1.64)	(1.30)

Net asset value, end of year	$64.22	$67.34	$59.25		$47.64	$56.97

Total Return
Based on net asset value	(2.14)%	15.84%	26.13	%(b)	(13.70)%	(6.77)%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%		0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	0.46%	N/A	0.48%		N/A	N/A

Net investment income	2.91%	2.02%	1.73	%(b)	2.44%	2.12%

Supplemental Data
Net assets, end of year (000)	$208,704	$400,667	$260,683		$178,653	$321,888

Portfolio turnover rate(e)	11%	8%	10%		9%	4%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.03.
•	Total return by 0.07%.
•	Ratio of net investment income to average net assets by 0.05%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$157.85	$124.07	$100.03		$96.71	$84.58

Net investment income(a)	1.77	1.20	1.24	(b)	1.15	1.07
Net realized and unrealized gain(c)	12.60	34.01	23.94		3.27	12.14

Net increase from investment operations	14.37	35.21	25.18		4.42	13.21

Distributions(d)
From net investment income	(1.36)	(1.43)	(1.14)		(1.10)	(1.08)

Total distributions	(1.36)	(1.43)	(1.14)		(1.10)	(1.08)

Net asset value, end of year	$170.86	$157.85	$124.07		$100.03	$96.71

Total Return
Based on net asset value	9.19%	28.49%	25.40	%(b)	4.59%	15.70%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%		0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	0.46%	N/A	0.48%		N/A	N/A

Net investment income	1.09%	0.82%	1.15	%(b)	1.20%	1.17%

Supplemental Data
Net assets, end of year (000)	$2,819,178	$1,538,998	$1,054,554		$765,215	$884,905

Portfolio turnover rate(e)	17%	5%	6%		5%	7%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.02.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$48.78	$48.09	$48.11		$46.57	$47.93

Net investment income(a)	1.78	1.79	1.92	(b)	1.54	1.70
Net realized and unrealized gain (loss)(c)	5.07	0.69	0.19		1.66	(1.31)

Net increase from investment operations	6.85	2.48	2.11		3.20	0.39

Distributions(d)
From net investment income	(1.55)	(1.79)	(2.13)		(1.66)	(1.75)

Total distributions	(1.55)	(1.79)	(2.13)		(1.66)	(1.75)

Net asset value, end of year	$54.08	$48.78	$48.09		$48.11	$46.57

Total Return
Based on net asset value	14.40%	5.13%	4.61	%(b)	7.19%	0.62%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%		0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	0.46%	N/A	0.48%		N/A	N/A

Net investment income	3.53%	3.58%	4.07	%(b)	3.37%	3.49%

Supplemental Data
Net assets, end of year (000)	$208,222	$131,708	$137,044		$168,382	$186,294

Portfolio turnover rate(e)	8%	4%	15%		9%	4%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.03.
•	Total return by 0.09%.
•	Ratio of net investment income to average net assets by 0.06%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Comm Services(a)	Non-diversified
Global Consumer Discretionary	Diversified
Global Consumer Staples	. Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Utilities	Diversified

(a)	Formerly the iShares Global Telecom ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

74	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Global Comm Services
BNP Paribas Securities Corp.	$924,300	$924,300	$—	$—

Global Consumer Discretionary
Credit Suisse Securities (USA) LLC	$67,063	$67,063	$—	$—
Goldman Sachs & Co.	538,749	517,013	—	(21,736	)(b)
HSBC Bank PLC	9,775	9,775	—	—
Morgan Stanley & Co. LLC	1,467,761	1,467,761	—	—

	$2,083,348	$2,061,612	$—	$(21,736)

Global Consumer Staples
BMO Capital Markets	$1,123,700	$1,123,700	$—	$—

Global Energy
BNP Paribas New York Branch	$113	$113	$—	$—
JPMorgan Securities LLC	429	429	—	—
SG Americas Securities LLC	592,020	592,020	—	—

	$592,562	$592,562	$—	$—

Global Financials
Barclays Bank PLC	$36,163	$36,163	$—	$—
Citigroup Global Markets Inc.	51,884	51,725	—	(159	)(b)
Goldman Sachs & Co.	148,240	147,786	—	(454	)(b)
JPMorgan Securities LLC	957,624	957,624	—	—

	$1,193,911	$1,193,298	$—	$(613)

Global Industrials
BNP Paribas Prime Brokerage International Ltd.	$409,481	$409,481	$—	$—
Goldman Sachs & Co.	145,211	145,211	—	—
Morgan Stanley & Co. LLC	173,313	173,313	—	—
SG Americas Securities LLC	23,276	23,276	—	—

	$751,281	$751,281	$—	$—

76	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Global Materials
Citigroup Global Markets Inc.	$4,517,846	$4,464,523	$—	$(53,323	)(b)
Goldman Sachs & Co.	394,779	394,779	—	—

	$4,912,625	$4,859,302	$—	$(53,323)

Global Tech
Goldman Sachs & Co.	$719,391	$719,391	$—	$—
HSBC Bank PLC	64,062	62,361	—	(1,701	)(b)
JPMorgan Securities LLC	2,199,596	2,194,609	—	(4,987	)(b)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,071	6,047	—	(24	)(b)
State Street Bank & Trust Company	1,039,482	959,749	—	(79,733	)(b)
UBS AG	613,193	613,193	—	—

	$4,641,795	$4,555,350	$—	$(86,445)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion	0.38

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares Global Tech ETF (the “Group 1 Fund”), retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, each Fund retained 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of the iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (continued)

retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Group 1 Fund would have retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees) and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Global Comm Services	$1,094
Global Consumer Discretionary	9,564
Global Consumer Staples	5,463
Global Energy	19,076
Global Financials	3,165
Global Healthcare	42,914
Global Industrials	3,739
Global Materials	12,882
Global Tech	58,607
Global Utilities	2,508

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global Comm Services	$78,991,105	$49,643,142
Global Consumer Discretionary	24,763,810	43,004,749
Global Consumer Staples	3,554,692	17,147,631
Global Energy	22,202,993	24,609,657
Global Financials	2,483,426	798,818
Global Healthcare	31,620,096	43,472,469
Global Industrials	2,698,035	1,706,435
Global Materials	2,141,920	2,166,865
Global Tech	106,773,702	254,510,178
Global Utilities	3,953,048	1,751,740

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Global Comm Services	$237,271,673	$236,520,496
Global Consumer Discretionary	79,207,581	80,214,126
Global Consumer Staples	53,506,196	43,058,626
Global Energy	105,099,390	89,406,168
Global Financials	31,229,340	37,484,527
Global Healthcare	180,195,105	149,218,610
Global Industrials	12,750,857	14,561,267
Global Materials	30,700,352	39,185,141
Global Tech	572,704,749	383,503,899
Global Utilities	18,361,735	14,865,378

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Comm Services	$20,581,711	$178,001,699
Global Consumer Discretionary	160,394,056	240,635,902
Global Consumer Staples	423,436,022	264,507,192
Global Energy	866,407,639	939,494,593
Global Financials	122,492,067	337,421,925
Global Healthcare	749,204,875	378,714,242
Global Industrials	47,137,127	178,629,988
Global Materials	41,598,483	206,863,041
Global Tech	1,548,366,175	611,995,346
Global Utilities	186,189,891	135,949,132

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Global Comm Services	$(2,824,453)	$2,824,453
Global Consumer Discretionary	36,301,710	(36,301,710)
Global Consumer Staples	60,783,025	(60,783,025)
Global Energy	(8,449,981)	8,449,981
Global Financials	1,158,752	(1,158,752)
Global Healthcare	116,658,002	(116,658,002)
Global Industrials	12,644,518	(12,644,518)
Global Materials	(1,937,482)	1,937,482
Global Tech	249,110,342	(249,110,342)
Global Utilities	4,327,773	(4,327,773)

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18
Global Comm Services
Ordinary income	$12,012,028	$12,581,110

Global Consumer Discretionary
Ordinary income	$3,925,726	$3,069,194

Global Consumer Staples
Ordinary income	$15,943,235	$13,689,014

Global Energy
Ordinary income	$46,443,863	$30,869,149

Global Financials
Ordinary income	$14,116,801	$10,669,687

Global Healthcare
Ordinary income	$34,238,159	$23,472,508

Global Industrials
Ordinary income	$4,579,129	$3,754,988

Global Materials
Ordinary income	$7,967,808	$5,323,742

Global Tech
Ordinary income	$18,652,610	$13,069,610

Global Utilities
Ordinary income	$5,008,497	$5,504,483

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
Global Comm Services	$2,954,617	$(101,023,366)	$(15,061,788)	$(113,130,537)
Global Consumer Discretionary	926,507	(9,739,453)	(19,323,160)	(28,136,106)
Global Consumer Staples	3,393,873	(6,762,079)	37,182,986	33,814,780
Global Energy	9,431,709	(107,331,139)	(247,946,360)	(345,845,790)
Global Financials	2,330,526	(43,499,345)	(62,353,923)	(103,522,742)
Global Healthcare	10,385,025	(29,332,010)	240,740,992	221,794,007
Global Industrials	1,199,201	(15,245,648)	(23,097,181)	(37,143,628)
Global Materials	3,095,754	(65,245,521)	(70,299,122)	(132,448,889)
Global Tech	8,192,364	(38,230,787)	385,502,395	355,463,972
Global Utilities	2,103,845	(29,539,175)	(20,544,193)	(47,979,523)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and foreign withholding tax reclaims.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements  (continued)

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Comm Services	$250,918,773	$10,155,480	$(25,215,887)	$(15,060,407)
Global Consumer Discretionary	224,720,449	9,657,380	(28,977,302)	(19,319,922)
Global Consumer Staples	699,401,119	75,467,780	(38,268,428)	37,199,352
Global Energy	1,277,178,349	6,415,416	(254,351,146)	(247,935,730)
Global Financials	403,717,913	8,880,259	(71,229,840)	(62,349,581)
Global Healthcare	1,872,529,529	358,337,359	(117,536,410)	240,800,949
Global Industrials	241,168,552	11,062,265	(34,191,147)	(23,128,882)
Global Materials	282,364,040	9,579,081	(79,985,601)	(70,406,520)
Global Tech	2,434,796,658	462,593,236	(77,233,966)	385,359,270
Global Utilities	228,475,443	10,781,765	(31,430,255)	(20,648,490)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 03/31/19			Year Ended 03/31/18
iShares ETF	Shares		Amount	Shares		Amount
Global Comm Services
Shares sold	450,000		$23,495,379	2,000,000		$120,212,679
Shares redeemed	(3,250,000)		(180,777,670)	(100,000)		(5,817,154)

Net increase (decrease)	(2,800,000)		$(157,282,291)	1,900,000		$114,395,525

Global Consumer Discretionary
Shares sold	1,500,000		$162,630,548	1,000,000		$106,274,450
Shares redeemed	(2,200,000)		(243,950,297)	(600,000)		(61,775,416)

Net increase (decrease)	(700,000)		$(81,319,749)	400,000		$44,499,034

Global Consumer Staples
Shares sold	9,050,000	(a)	$442,307,371	100,000	(a)	$5,262,525
Shares redeemed	(5,450,000	)(a)	(270,262,830)	(1,600,000	)(a)	(83,085,856)

Net increase (decrease)	3,600,000		$172,044,541	(1,500,000)		$(77,823,331)

Global Energy
Shares sold	24,450,000		$888,792,972	9,750,000		$345,657,290
Shares redeemed	(27,900,000)		(946,470,812)	(4,350,000)		(143,075,049)

Net increase (decrease)	(3,450,000)		$(57,677,840)	5,400,000		$202,582,241

Global Financials
Shares sold	2,100,000		$131,594,390	3,500,000		$241,083,496
Shares redeemed	(5,750,000)		(352,857,699)	(650,000)		(44,428,315)

Net increase (decrease)	(3,650,000)		$(221,263,309)	2,850,000		$196,655,181

Global Healthcare
Shares sold	12,950,000	(a)	$760,986,971	2,200,000	(a)	$121,236,397
Shares redeemed	(6,450,000	)(a)	(384,978,882)	(2,700,000	)(a)	(148,259,936)

Net increase (decrease)	6,500,000		$376,008,089	(500,000)		$(27,023,539)

Global Industrials
Shares sold	550,000		$48,013,795	3,200,000		$290,578,767
Shares redeemed	(2,050,000)		(182,001,423)	(1,850,000)		(162,617,812)

Net increase (decrease)	(1,500,000)		$(133,987,628)	1,350,000		$127,960,955

Global Materials
Shares sold	650,000		$44,037,482	2,550,000		$169,382,954
Shares redeemed	(3,350,000)		(218,814,668)	(1,000,000)		(61,015,579)

Net increase (decrease)	(2,700,000)		$(174,777,186)	1,550,000		$108,367,375

Global Tech
Shares sold	10,700,000		$1,773,267,946	2,750,000		$394,369,697
Shares redeemed	(3,950,000)		(648,244,027)	(1,500,000)		(226,679,387)

Net increase	6,750,000		$1,125,023,919	1,250,000		$167,690,310

Global Utilities
Shares sold	3,800,000		$191,541,731	750,000		$38,177,509
Shares redeemed	(2,650,000)		(138,291,795)	(900,000)		(44,109,197)

Net increase (decrease)	1,150,000		$53,249,936	(150,000)		$(5,931,688)

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

The Board authorized a two-for-one stock split for each of the iShares Global Consumer Staples ETF and iShares Global Healthcare ETF, effective after the close of trading on May 1, 2018. The impact of the stock splits was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

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Notes to Financial Statements  (continued)

10.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Foreign withholding tax claims and associated payable amounts are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Global Consumer Discretionary ETF received proceeds of $21,522 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Global Comm Services	$12,581,110
Global Consumer Discretionary	3,069,194
Global Consumer Staples	13,689,014
Global Energy	30,869,149
Global Financials	10,669,687
Global Healthcare	23,472,508
Global Industrials	3,754,988
Global Materials	5,323,742
Global Tech	13,069,610
Global Utilities	5,504,483

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements  (continued)

Undistributed (distributions in excess of) net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Global Comm Services	$2,992,851
Global Consumer Discretionary	875,453
Global Consumer Staples	2,807,255
Global Energy	8,798,133
Global Financials	2,298,403
Global Healthcare	7,571,465
Global Industrials	1,471,807
Global Materials	2,669,534
Global Tech	816,925
Global Utilities	1,038,695

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF,

iShares Global Consumer Staples ETF, iShares Global Energy ETF,

iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF,

iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF (ten of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the five years in the period ended March 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	85

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2019 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Global Comm Services	58.85%
Global Consumer Discretionary	50.33%
Global Consumer Staples	57.63%
Global Energy	46.75%
Global Financials	30.20%
Global Healthcare	77.70%
Global Industrials	55.89%
Global Materials	18.30%
Global Tech	100.00%
Global Utilities	61.96%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2019:

iShares ETF	Qualified Dividend Income
Global Comm Services	$13,789,833
Global Consumer Discretionary	5,269,907
Global Consumer Staples	19,929,032
Global Energy	55,378,531
Global Financials	15,355,787
Global Healthcare	45,802,468
Global Industrials	5,397,624
Global Materials	9,752,321
Global Tech	33,946,393
Global Utilities	6,827,408

For the fiscal year ended March 31, 2019, the following Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Financials	$12,374,885	$886,454
Global Materials	8,768,564	562,646

86	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Consumer Staples(a)	$1.130298	$—	$0.237274	$1.367572	83%	—%	17%	100%
Global Energy(a)	0.977163	—	0.051772	1.028935	95	—	5	100
Global Financials(a)	1.769792	—	0.013858	1.783650	99	—	1	100
Global Healthcare(a)	0.716373	—	0.480625	1.196998	60	—	40	100
Global Industrials(a)	1.698062	—	0.024657	1.722719	99	—	1	100
Global Materials(a)	1.577326	—	0.008930	1.586256	99	—	1	100
Global Tech(a)	1.276834	—	0.081644	1.358478	94	—	6	100
Global Utilities(a)	1.513273	—	0.036285	1.549558	98	—	2	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global Comm Services ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	17	1.29
Greater than 0.0% and Less than 0.5%	624	47.31
At NAV	33	2.50
Less than 0.0% and Greater than –0.5%	601	45.56
Less than –0.5% and Greater than –1.0%	39	2.96
Less than –1.0% and Greater than –1.5%	2	0.15

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	87

Supplemental Information  (unaudited) (continued)

iShares Global Consumer Discretionary ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	11	0.83
Greater than 0.0% and Less than 0.5%	637	48.29
At NAV	36	2.73
Less than 0.0% and Greater than –0.5%	609	46.18
Less than –0.5% and Greater than –1.0%	23	1.74
Less than –1.0% and Greater than –1.5%	2	0.15

	1,319	100.00%

iShares Global Consumer Staples ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	9	0.68%
Greater than 0.0% and Less than 0.5%	617	46.78
At NAV	42	3.18
Less than 0.0% and Greater than –0.5%	638	48.38
Less than –0.5% and Greater than –1.0%	11	0.83
Less than –1.0% and Greater than –1.5%	2	0.15

	1,319	100.00%

iShares Global Energy ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	21	1.59
Greater than 0.0% and Less than 0.5%	701	53.14
At NAV	38	2.88
Less than 0.0% and Greater than –0.5%	543	41.16
Less than –0.5% and Greater than –1.0%	13	0.99
Less than –1.0% and Greater than –1.5%	1	0.08

	1,319	100.00%

iShares Global Financials ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	23	1.74
Greater than 0.0% and Less than 0.5%	616	46.70
At NAV	36	2.73
Less than 0.0% and Greater than –0.5%	595	45.11
Less than –0.5% and Greater than –1.0%	45	3.41
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08

	1,319	100.00%

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Supplemental Information  (unaudited) (continued)

iShares Global Healthcare ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	5	0.38%
Greater than 0.0% and Less than 0.5%	721	54.65
At NAV	53	4.02
Less than 0.0% and Greater than –0.5%	531	40.26
Less than –0.5% and Greater than –1.0%	8	0.61
Less than –1.0% and Greater than –1.5%	1	0.08

	1,319	100.00%

iShares Global Industrials ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	18	1.36
Greater than 0.0% and Less than 0.5%	656	49.73
At NAV	34	2.58
Less than 0.0% and Greater than –0.5%	574	43.52
Less than –0.5% and Greater than –1.0%	35	2.65
Less than –1.5% and Greater than –2.0%	1	0.08

	1,319	100.00%

iShares Global Materials ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	43	3.26
Greater than 0.0% and Less than 0.5%	588	44.57
At NAV	17	1.29
Less than 0.0% and Greater than –0.5%	597	45.26
Less than –0.5% and Greater than –1.0%	61	4.62
Less than –1.0% and Greater than –1.5%	8	0.61
Less than –1.5% and Greater than –2.0%	1	0.08

	1,319	100.00%

iShares Global Tech ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	2	0.15%
Greater than 0.0% and Less than 0.5%	701	53.15
At NAV	39	2.96
Less than 0.0% and Greater than –0.5%	571	43.29
Less than –0.5% and Greater than –1.0%	6	0.45

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	89

Supplemental Information  (unaudited) (continued)

iShares Global Utilities ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	12	0.91%
Greater than 0.0% and Less than 0.5%	628	47.60
At NAV	37	2.81
Less than 0.0% and Greater than –0.5%	627	47.53
Less than –0.5% and Greater than –1.0%	13	0.99
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Global Consumer Staples ETF and iShares Global Energy ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

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Supplemental Information  (unaudited) (continued)

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Global Consumer Staples ETF in respect of the Company’s financial year ending 31 December 2018 is USD 64.22 thousand. This figure is comprised of fixed remuneration of USD 27.75 thousand and variable remuneration of USD 36.47 thousand. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Global Consumer Staples ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 8.92 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 1.17 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Global Energy ETF in respect of the Company’s financial year ending 31 December 2018 is USD 131.57 thousand. This figure is comprised of fixed remuneration of USD 56.86 thousand and variable remuneration of USD 74.71 thousand. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Global Energy ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 18.26 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 2.4 thousand.

S U P P L E M E N T A L I N F O R M A T I O N	91

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free

1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito (a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman (b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	93

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	95

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

96	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Asia 50 ETF | AIA | NASDAQ

▶	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ

▶	iShares Europe ETF | IEV | NYSE Arca

▶	iShares International Developed Property ETF | WPS | NYSE Arca

▶	iShares International Dividend Growth ETF | IGRO | Cboe BZX

▶	iShares Latin America 40 ETF | ILF | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Global Market Overview

Global equity markets rose modestly during the 12 months ended March 31, 2019 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 2.68% in United States (“U.S.”) dollar terms for the reporting period.

The reporting period was characterized by significant volatility, reflecting concerns about economic growth, corporate profits, a potential trade war between the U.S. and China, political turmoil in the U.S. and Europe, and rising interest rates. The rate of growth for many leading economies decelerated over the course of the reporting period. In the U.S., the pace of growth slowed from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Eurozone economic growth declined from 2.1% to 1.1% during 2018. Similarly, economic growth in China and Japan decreased throughout the reporting period. Growth in the United Kingdom (“U.K.”) was also slow and remained well below a 2% annual rate throughout the reporting period.

Related to economic growth deceleration was a steady downturn in corporate earnings. In the U.S., the December 2017 tax cut led to the second strongest corporate profit growth in the developed world in calendar year 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings growth had been revised down by the largest margin in three years. In Europe and Japan, earnings expectations were repeatedly revised down during the reporting period. Emerging market stocks, which are often sensitive to changes in the global economy, posted earnings growth but trailed the U.S. and Europe. The downturn in global growth meant continued restrained inflation, as consumer prices across the world’s leading economies increased at only a 1.3% annual rate through February 2019.

Political developments also weighed on equities during the reporting period, as investors faced uncertainty about the outcome of the U.K.’s planned exit (“Brexit”) from the European Union (“E.U.”). As the U.K. is one of the largest economies in the world and a key trading partner with Europe and the U.S., the potential of the U.K. leaving the E.U. without a deal in place raised concerns. In the U.S., the longest government shutdown in U.S. history further weighed on expectations for economic growth. Another significant threat to the global economy was a potential trade war between the U.S. and China. These concerns eased late in the reporting period as the U.S. government shutdown ended in January 2019, and the Trump administration reduced trade tensions with China.

Leading central banks reacted to these conditions by slowing their interest rate-raising campaigns or by decreasing interest rates outright. For example, in December 2018 the U.S. Federal Reserve Bank (“Fed”) increased rates for the third time during the reporting period but in early January 2019, announced that it would slow the pace of future rate increases. The European Central Bank (“ECB”) delayed the date of its proposed first rate increase since the Financial Crisis of 2007 — 2008 and took additional steps to stimulate the economy. China also adopted a range of monetary and fiscal policy measures intended to increase growth.

In that environment, U.S. stocks significantly outperformed other developed markets, as both European and Asian equities declined in U.S. dollar terms. Concerns about growth and trade particularly weighed on emerging market equities, most of which posted negative returns for the reporting period. In particular, Chinese markets in 2018 declined the most in a decade.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® Asia 50 ETF

Investment Objective

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	1 Year		5 Years	10 Years	1 Year		5 Years	10 Years
Fund NAV	(6.84	)%(a)	8.23%	11.60%	(6.84	)%(a)	48.51%	199.76%
Fund Market	(8.17)		8.32	11.63	(8.17)		49.13	200.46
Index	(6.22)		8.85	12.24	(6.22)		52.82	217.18

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$991.20	$2.48		$1,000.00	$1,022.40	$2.52		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Asia 50 ETF

Portfolio Management Commentary

Large-capitalization Asian equities declined during the reporting period, as trade tensions and concerns about slowing global growth, particularly in China, weighed on markets. The information technology sector was a substantial detractor from the Index’s return in China, South Korea, and Taiwan, driven by both the software and services industry and the technology hardware and equipment industry. China’s software and services giants generate the bulk of their profits domestically, and the country’s slowest economic growth since 1990 weighed on their revenues, along with aggressive regulations from Beijing, including a ban on new video games. A downturn in the semiconductor cycle combined with sluggish smartphone demand also had a negative impact on the Index’s performance, especially for South Korean and Taiwanese hardware industries, including chip makers and phone manufacturers, as well as electronic component suppliers.

South Korean equities declined sharply during the reporting period, as investors rotated toward stocks with steadier revenues, driven by domestic and global uncertainty as well as concerns surrounding potentially high valuations. The biotechnology industry weighed on healthcare returns, as profits for biosimilar producers dropped amid accounting probes, pricing pressure in Europe, and difficulties entering the U.S. market.

Chinese equities also weighed on the Index’s return. In addition to information technology, bank stocks retreated, particularly the country’s largest, state-run institutions. Profit growth slowed along with the economy, as interest margins grew tighter and the banks’ ratio of nonperforming and at-risk loans hit 10-year highs. Government regulations, aimed at stimulating business growth through easy financing and limiting risk in the banking system, also negatively impacted the industry.

In contrast, Hong Kong stocks contributed to the Index’s performance, bolstered by insurance companies and real estate investment trusts (“REITs”). Large insurers reported strong new business growth, in part tied to expansion into foreign markets including China, where they benefited from a crackdown by mainland regulators on investment schemes marketed as insurance. REITs focused on commercial real estate in Hong Kong also advanced during the reporting period despite a downturn in the city’s residential market.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	32.0%
Information Technology	26.8
Communication Services	19.0
Real Estate	4.8
Consumer Discretionary	4.4
Materials	4.2
Energy	3.4
Utilities	2.3
Industrials	1.6
Other (each representing less than 1%)	1.5

ALLOCATION BY COUNTRY

Country	Percent of Total Investments(a)
China	37.0%
South Korea	22.1
Hong Kong	18.9
Taiwan	16.1
Singapore	5.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	iShares® Emerging Markets Infrastructure ETF

Investment Objective

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	1 Year		5 Years	Since Inception	1 Year		5 Years	Since Inception
Fund NAV	(8.03	)%(a)	(0.50)%	4.31%	(8.03	)%(a)	(2.46)%	51.23%
Fund Market	(8.86)		(0.49)	4.32	(8.86)		(2.44)	51.28
Index	(7.57)		0.03	4.52	(7.57)		0.16	54.13

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

(a)

The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,015.90	$3.77		$1,000.00	$1,021.20	$3.78		0.75%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Emerging Markets Infrastructure ETF

Portfolio Management Commentary

Emerging market infrastructure stocks declined during the reporting period, as political uncertainty and a sharp rise in foreign outflows pressured financial markets. Brazilian equities were the largest detractors from the Index’s return amid the country’s sluggish economic recovery and uncertainty surrounding future government reforms. An economic crisis in neighboring Argentina, a main destination for Brazilian industrial exports, weak consumer and government spending, high unemployment, and currency instability pressured Brazilian equities. Corruption scandals also weighed on investor sentiment, particularly in the oil and gas storage and transportation industry, a leading detractor from the Index’s return. Weaker consumer spending and transportation issues challenged the industry’s fuel distributors. State-run utilities companies declined amid flat revenues, and scandals weighed on the highways and railtracks industry in the industrials sector.

Malaysian stocks detracted meaningfully from the Index’s performance. The country’s equity market declined amid new efforts to reduce government spending, as well as a sharp rise in foreign stock investment outflows. Utilities stocks were the country’s largest detractors, as rising costs and government restrictions reduced profits.

Stocks in Chile detracted modestly amid slowing economic growth, high unemployment, and disappointing consumer demand. In South Korea, domestic and global uncertainty, particularly surrounding trade tensions between the U.S. and China, weighed on equities. Utilities stocks, which often hold their value relatively well during market downturns, nonetheless declined and detracted from performance in both countries.

In contrast, while Chinese equities broadly declined during the reporting period, the country’s infrastructure stocks were noteworthy contributors to the Index’s return, particularly within the utilities sector. Water utilities advanced, supported by strong demand for water from Hong Kong and key Chinese cities, along with many new projects. Gas utilities also contributed, driven by strong demand for natural gas, bolstered in part by government efforts to curb pollution, which prompted power stations and consumers to switch away from coal. Within the energy sector, another notable driver of China’s performance, the oil and gas storage and transportation industry benefited from rising demand for natural gas.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	41.2%
Utilities	41.2
Energy	17.6

ALLOCATION BY COUNTRY

Country	Percent of Total Investments(a)
China	38.7%
Brazil	17.4
Mexico	10.7
Thailand	10.4
Malaysia	6.6
Chile	5.6
Russia	4.9
South Korea	4.8
United States	0.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2019	iShares® Europe ETF

Investment Objective

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.73)%	0.80%	8.60%	(3.73)%	4.08%	128.14%
Fund Market	(4.00)	0.77	8.59	(4.00)	3.91	127.93
Index	(3.39)	1.13	9.00	(3.39)	5.79	136.72

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$967.00	$2.89		$1,000.00	$1,022.00	$2.97		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Europe ETF

Portfolio Management Commentary

European equities generally declined for the reporting period due to slowing economic growth, ongoing trade and Brexit concerns, and less supportive monetary policy. The financials sector was a substantial detractor from the Index’s return, driven by banks, which declined sharply, particularly in Spain, France, and Italy. Investors, who expected economic expansion to drive higher interest rates — a key component of banks’ profitability — found the stocks less attractive as economic growth slowed and the ECB repeatedly delayed plans to raise interest rates. Many French banks hold a significant amount of Italian debt and declined due to political uncertainty in Italy.

German equities also detracted from the Index’s return, as growth stagnated to a five-year low in 2018, including a third-quarter contraction. Weakening global demand weighed on exports, a key driver of Europe’s largest economy. Germany’s manufacturing output also steadily declined, reaching a six-year low at the end of the reporting period. Automobiles and components stocks declined with weaker sales to China and other countries, resulting in part from tariff and trade issues, as well as struggles to meet strict new emissions tests.

Germany’s manufacturing weakness spearheaded a broader Eurozone downturn that negatively impacted the industrials sector and other manufacturers’ stocks throughout Europe. Looking beyond German borders, Italy and France were key detractors from the Index’s performance. Both countries were hindered by the manufacturing slowdown and showed contractions in output during the reporting period. Italy declined into a recession in late 2018, weakened by high public debt levels, slowing domestic demand, and tensions with neighbors. France’s year-over-year economic growth also slowed in 2018, due in part to a series of anti-government protests.

On the upside, Swiss healthcare and consumer staples stocks were notable contributors, bolstered by the rotation toward stocks with steadier revenues. Global demographic trends such as rising and aging populations, increased chronic diseases, and growing incomes continued to support the healthcare sector. Pharmaceuticals stocks also benefited from robust sales, helping performance in both Switzerland and the U.K.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	18.1%
Consumer Staples	14.8
Health Care	13.2
Industrials	13.1
Consumer Discretionary	9.2
Energy	8.2
Materials	7.8
Information Technology	5.6
Communication Services	4.5
Utilities	4.1
Real Estate	1.4

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United Kingdom	28.1%
France	17.0
Switzerland	14.8
Germany	13.3
Netherlands	5.7
Spain	4.8
Sweden	3.7
Italy	3.6
Denmark	2.7
Finland	2.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2019	iShares® International Developed Property ETF

Investment Objective

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	1 Year		5 Years	10 Years	1 Year		5 Years	10 Years
Fund NAV	4.18	%(a)	5.62%	12.46%	4.18	%(a)	31.47%	223.50%
Fund Market	3.78		5.63	12.43	3.78		31.51	222.75
Index	4.40		5.68	12.53	4.40		31.79	225.72

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,071.60	$2.48		$1,000.00	$1,022.50	$2.42		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® International Developed Property ETF

Portfolio Management Commentary

Strong inflows into global property markets, relatively low borrowing costs, together with an accommodative shift in global monetary policy supported gains for international real estate stocks during the reporting period. Property stocks in the Asia Pacific region were especially strong, particularly companies focused on the office and industrial markets.

Hong Kong property stocks were the primary contributors to the Index’s return. Despite slowing economic growth in Hong Kong and a downturn in the city’s expensive residential market, its developed property sector performed well, and REITs advanced amid rising rental rates. Total investment in real estate grew, and companies focused on local investment properties and commercial real estate gained, bolstered by strength in the office and retail markets. Late in the reporting period, the housing market showed signs of a rebound, further raising Hong Kong’s contribution to the Index’s performance.

Australian property stocks were also notable drivers of the Index’s return, advancing to three-year highs by the end of the reporting period. Real estate investment increased despite slowing economic growth and a soft residential market. A strong office market and continuing low fixed income yields boosted the sector’s contribution to return. Substantial strength was seen among industrial REITs, which have benefited from the ongoing rise of e-commerce driving demand for warehouse space.

Japan was also a source of the Index’s strength, bolstered by rising commercial property prices. Japanese REITs have long benefited from the central bank’s REIT purchases, though the Bank of Japan reduced its pace of buying during the reporting period. Real estate operating companies in Sweden were noteworthy contributors, benefiting from rising property management and rental income rates.

On the downside, property stocks in France and the U.K. weighed on the Index’s return, as overall real estate investment declined in both markets. In France, REITs sold off properties amid consolidation. With growing uncertainty surrounding the U.K.’s planned exit (“Brexit”) from the E.U., investors withdrew funds from the U.K. property sector.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Diversified Real Estate Activities	23.5%
Real Estate Operating Companies	19.3
Retail REITs	14.9
Diversified REITs	13.6
Office REITs	10.5
Industrial REITs	7.3
Real Estate Development	5.1
Residential REITs	2.8
Hotel & Resort REITs	1.3
Other (each representing less than 1%)	1.7

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
Japan	28.2%
Hong Kong	17.2
Australia	10.3
Germany	8.5
United Kingdom	8.1
Singapore	7.1
France	6.0
Canada	3.2
Sweden	2.9
Switzerland	1.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

Fund Summary as of March 31, 2019	iShares® International Dividend Growth ETF

Investment Objective

The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends, as represented by the Morningstar® Global ex-US Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year		Since Inception	1 Year		Since Inception
Fund NAV	(1.78	)%(a)	6.42%	(1.78	)%(a)	19.58%
Fund Market	(2.14)		6.64	(2.14)		20.28
Index	(2.01)		6.36	(2.01)		19.38

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/17/16. The first day of secondary market trading was 5/19/16.

(a)

The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$970.90	$1.08		$1,000.00	$1,023.80	$1.11		0.22%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® International Dividend Growth ETF

Portfolio Management Commentary

Global dividend growth stocks declined modestly during the reporting period amid significant market volatility, slowing global economic growth, and heightened trade tensions. German stocks detracted the most from the Index’s return, as economic growth stagnated to a five-year low in 2018, including a third-quarter contraction. Weakening global demand weighed on exports, a key driver of Europe’s largest economy. Germany’s manufacturing output also slowed substantially, reaching a six-year low due in part to lower demand from China. Leading drivers of the country’s detraction from the Index’s return included the pharmaceuticals industry, which was negatively affected by litigation following a merger, and the chemicals industry, which was pressured by sharply lower chemicals prices and slowing demand growth for basic chemicals from the sizeable Chinese market.

Dividend-paying stocks based in the U.K. declined amid growing uncertainty about the U.K.’s planned exit (“Brexit”) from the E.U. and correlating mixed economic data, including weakening consumer confidence and lower business spending. Consumer staples stocks detracted the most from performance in the U.K., as slowing sales and changing consumer behavior weighed on the tobacco industry.

Japanese companies detracted notably from the Index’s return. Trade tensions and slowing global growth pressured exports, a key driver of the island’s economy. Falling business confidence due to expectations of weaker economic growth weighed on the country’s equities. Stocks in the automobiles and components industry declined amid signs of a global slowdown in vehicle sales, driving detraction in the consumer discretionary sector.

In contrast, dividend-paying Swiss stocks contributed to the Index’s return, as the country’s economy rebounded in the final quarter of 2018. Investor optimism surrounding the easing of trade tensions late in the reporting period benefited the export-reliant nation. Pharmaceuticals companies led Switzerland’s advance, driven by sales of new drugs. Growing demand for medications that treat chronic conditions and diseases, and a shift away from the price-sensitive generic segment to focus on higher-margin therapies, supported the industry’s advance. The consumer staples sector also performed well, benefiting from solid sales gains, particularly in Asia, the Pacific, and Africa.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	25.1%
Health Care	12.8
Information Technology	12.5
Consumer Staples	11.9
Industrials	10.2
Consumer Discretionary	9.7
Materials	6.0
Energy	3.6
Communication Services	3.6
Utilities	2.3
Real Estate	2.3

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
Canada	15.9%
Japan	13.9
Switzerland	12.0
United Kingdom	9.9
Germany	9.4
France	9.3
South Korea	3.8
Taiwan	3.2
Hong Kong	3.1
Netherlands	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	15

Fund Summary as of March 31, 2019	iShares® Latin America 40 ETF

Investment Objective

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.93)%	0.43%	5.31%	(7.93)%	2.19%	67.70%
Fund Market	(8.67)	0.43	5.27	(8.67)	2.16	67.09
Index	(7.50)	0.90	6.08	(7.50)	4.60	80.41

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,072.40	$2.48		$1,000.00	$1,022.50	$2.42		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Latin America 40 ETF

Portfolio Management Commentary

Large-capitalization stocks in Latin America declined during the reporting period, amid uncertainty surrounding new leaders in two of the region’s largest economies, slowing economic growth, and weakening currencies. Brazilian stocks detracted the most from the Index’s return, as the country continued its slow recovery from a recession with varying levels of optimism surrounding hoped-for economic reforms. Investor sentiment softened due to uncertainty ahead of the October 2018 elections and skepticism surrounding implementation of the new government’s reform programs following the election. The Brazilian economy grew slowly due in part to a disruptive truckers’ strike in 2018, weak spending by consumers and the government, and an economic crisis in neighboring Argentina, a main trading partner. Currency weakness, high unemployment, and slow industrial production growth remained concerns. Weakness in the Brazilian consumer staples sector, particularly in the brewers industry, was a key detractor from performance. The industry declined amid lower beer volumes in Brazil and rising inflation in Argentina. Higher commodities prices also negatively affected profits in the industry. The information technology sector also weighed on the Index’s return, amid increasing competition for credit card processors in Brazil’s IT services industry.

Mexican equities also weighed on the Index’s performance. Concerns surrounding government policies under president Andrés Manuel López Obrador and turbulent North American trade talks pressured equities and the Mexican peso, despite eventual easing of trade tensions. The wireless telecommunication services industry, which posted relatively flat revenues for much of the reporting period, declined along with cable and satellite providers, as weaker advertising sales and rising costs pressured profits. Materials stocks also detracted, as higher taxes amid slowing demand reduced profits for construction materials companies and volatile metals prices weighed on the metals and mining industry.

Stocks in Chile also performed poorly, amid low expectations for economic growth, high unemployment, and disappointing consumer demand. The trade dispute between the U.S. and China, Chile’s largest trading partners, pressured the price of copper, the country’s largest export.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	39.6%
Materials	16.7
Energy	16.1
Consumer Staples	12.9
Communication Services	5.0
Utilities	3.1
Industrials	3.0
Consumer Discretionary	2.1
Other (each representing less than 1%)	1.5

ALLOCATION BY COUNTRY

Country	Percent of Total Investments(a)
Brazil	62.3%
Mexico	21.6
Chile	9.0
Peru	4.5
Colombia	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 36.8%
Bank of China Ltd., Class H	43,554,000	$19,752,003
China Construction Bank Corp., Class H	62,475,960	53,562,534
China Life Insurance Co. Ltd., Class H	4,415,000	11,867,146
China Mobile Ltd.	3,225,000	32,866,451
China Overseas Land & Investment Ltd.	2,200,000	8,351,646
China Petroleum & Chemical Corp., Class H	14,995,600	11,824,631
CNOOC Ltd.	9,282,000	17,381,690
Industrial & Commercial Bank of China Ltd., Class H	44,982,115	32,948,893
Meituan Dianping, Class B(a)(b)	2,177,700	14,675,295
PetroChina Co. Ltd., Class H	12,138,000	7,870,422
Ping An Insurance Group Co. of China Ltd., Class H	2,950,500	33,038,293
Tencent Holdings Ltd.	3,177,300	146,116,255
Xiaomi Corp., Class B(a)(b)(c)	7,568,400	10,971,840

		401,227,099

Hong Kong — 18.8%
AIA Group Ltd.	6,925,800	68,949,645
CK Asset Holdings Ltd.	1,553,148	13,810,245
CK Hutchison Holdings Ltd.	1,636,648	17,190,126
CLP Holdings Ltd.	998,500	11,575,042
Galaxy Entertainment Group Ltd.	1,465,000	9,975,127
Hang Seng Bank Ltd.	428,400	10,570,905
Hong Kong & China Gas Co. Ltd.(b)	5,355,602	12,839,882
Hong Kong Exchanges & Clearing Ltd.	653,600	22,780,395
Link REIT	1,249,500	14,612,080
Sands China Ltd.	1,443,200	7,252,816
Sun Hung Kai Properties Ltd.	921,000	15,803,757

		205,360,020

Singapore — 5.9%
DBS Group Holdings Ltd.	1,071,000	19,949,302
Oversea-Chinese Banking Corp. Ltd.(b)	2,320,574	18,931,224
Singapore Telecommunications Ltd.(b)	4,391,100	9,790,418
United Overseas Bank Ltd.	809,900	15,061,928

		63,732,872

South Korea — 20.6%
Celltrion Inc.(a)(b)	59,262	9,449,760
Hyundai Mobis Co. Ltd.	39,984	7,344,431
Hyundai Motor Co.	83,538	8,794,636
KB Financial Group Inc.	228,123	8,410,667
KT&G Corp.	73,185	6,673,110
LG Chem Ltd.	27,489	8,863,513
NAVER Corp.	85,323	9,320,811
POSCO	45,696	10,185,083
Samsung Electronics Co. Ltd.	3,139,458	123,492,908
Shinhan Financial Group Co. Ltd.(b)	270,606	10,012,732
SK Hynix Inc.	337,008	22,029,771

		224,577,422

Security	Shares	Value

Taiwan — 16.0%
Cathay Financial Holding Co. Ltd.	4,998,866	$7,290,570
Chunghwa Telecom Co. Ltd.	2,142,551	7,612,120
CTBC Financial Holding Co. Ltd.	11,067,359	7,343,408
Formosa Chemicals & Fibre Corp.	2,499,804	9,084,150
Formosa Plastics Corp.	2,499,071	8,878,775
Fubon Financial Holding Co. Ltd.	4,284,000	6,393,926
Hon Hai Precision Industry Co. Ltd.	7,400,052	17,647,469
Largan Precision Co. Ltd.	55,000	8,208,822
MediaTek Inc.	897,112	8,222,908
Nan Ya Plastics Corp.	3,213,510	8,226,536
Taiwan Semiconductor Manufacturing Co. Ltd.	10,710,343	85,312,997

		174,221,681

Total Common Stocks — 98.1% (Cost: $973,491,894)		1,069,119,094

Preferred Stocks

South Korea — 1.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	476,952	15,231,706

Total Preferred Stocks — 1.4% (Cost: $17,852,356)		15,231,706

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(d)(e)(f)	16,829,243	16,835,974
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(e)	1,051,537	1,051,537

		17,887,511

Total Short-Term Investments — 1.6% (Cost: $17,885,970)		17,887,511

Total Investments in Securities — 101.1% (Cost: $1,009,230,220)		1,102,238,311

Other Assets, Less Liabilities — (1.1)%		(12,493,511)

Net Assets — 100.0%		$1,089,744,800

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (continued) March 31, 2019	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,239,180	2,590,063	16,829,243	$16,835,974	$706,469	(b)	$2,177		$2,816
BlackRock Cash Funds: Treasury, SL Agency Shares	756,323	295,214	1,051,537	1,051,537	27,598		—		—

				$17,887,511	$734,067		$2,177		$2,816

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,069,119,094	$—	$—	$1,069,119,094
Preferred Stocks	15,231,706	—	—	15,231,706
Money Market Funds	17,887,511	—	—	17,887,511

	$1,102,238,311	$—	$—	$1,102,238,311

See notes to financial statements.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 14.9%
CCR SA	363,600	$1,096,864
Centrais Eletricas Brasileiras SA, ADR(a)	57,168	535,092
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	62,820	664,635
Ultrapar Participacoes SA, ADR(b)	130,140	1,555,173

		3,851,764

Chile — 5.6%
Enel Americas SA, ADR	101,286	904,484
Enel Chile SA, ADR	102,474	530,815

		1,435,299

China — 38.7%
Beijing Capital International Airport Co. Ltd., Class H	476,000	451,748
Beijing Enterprises Water Group Ltd.	1,008,000	622,781
China Gas Holdings Ltd.(b)	406,800	1,430,287
China Merchants Port Holdings Co. Ltd.	432,000	920,138
China Oilfield Services Ltd., Class H	540,000	583,341
China Resources Gas Group Ltd.	144,000	678,731
China Resources Power Holdings Co. Ltd.	324,000	487,035
COSCO SHIPPING Ports Ltd.	576,000	622,231
Guangdong Investment Ltd.	540,000	1,042,860
Jiangsu Expressway Co. Ltd., Class H	396,000	559,953
Kunlun Energy Co. Ltd.	1,008,000	1,052,949
Shenzhen Expressway Co. Ltd., Class H	240,000	281,276
Shenzhen International Holdings Ltd.	333,499	707,787
Zhejiang Expressway Co. Ltd., Class H	468,000	536,564

		9,977,681

Malaysia — 6.6%
Sapura Energy Bhd(a)	2,824,200	231,747
Tenaga Nasional Bhd	477,000	1,479,197

		1,710,944

Mexico — 10.8%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	14,058	633,875
Grupo Aeroportuario del Pacifico SAB de CV, ADR	12,024	1,069,776
Grupo Aeroportuario del Sureste SAB de CV, Series B, ADR	6,624	1,071,498

		2,775,149

Russia — 4.9%
Novatek PJSC, GDR(c)	4,374	749,704
RusHydro PJSC, ADR	524,420	374,960
TMK PJSC, GDR(c)	41,948	141,994

		1,266,658

Security	Shares	Value

South Korea — 4.8%
Korea Electric Power Corp., ADR(a)(b)	94,662	$1,231,553

Thailand — 10.4%
Airports of Thailand PCL, NVDR	1,252,800	2,684,430

United States — 0.9%
GasLog Ltd.	12,762	222,824

Total Common Stocks — 97.6% (Cost: $22,890,028)		25,156,302

Preferred Stocks

Brazil — 2.4%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	176,832	631,290

Total Preferred Stocks — 2.4% (Cost: $632,935)		631,290

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(d)(e)(f)	1,825,420	1,826,150
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(e)	47,828	47,828

		1,873,978

Total Short-Term Investments — 7.3% (Cost: $1,873,978)		1,873,978

Total Investments in Securities — 107.3% (Cost: $25,396,941)		27,661,570

Other Assets, Less Liabilities — (7.3)%		(1,888,706)

Net Assets — 100.0%		$25,772,864

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,850,856	(1,025,436)	1,825,420	$1,826,150	$6,445	(b)	$60		$74
BlackRock Cash Funds: Treasury, SL Agency Shares	317,028	(269,200)	47,828	47,828	1,017		—		—

				$1,873,978	$7,462		$60		$74

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (continued) March 31, 2019	iShares® Emerging Markets Infrastructure ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$25,156,302	$—	$—	$25,156,302
Preferred Stocks	631,290	—	—	631,290
Money Market Funds	1,873,978	—	—	1,873,978

	$27,661,570	$—	$—	$27,661,570

See notes to financial statements.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.3%
Erste Group Bank AG	72,199	$2,655,809
OMV AG	34,125	1,853,405
voestalpine AG	25,876	786,515

		5,295,729

Belgium — 1.9%
Ageas	46,479	2,244,124
Anheuser-Busch InBev SA/NV	237,028	19,897,139
Groupe Bruxelles Lambert SA	18,962	1,844,268
KBC Group NV	81,127	5,673,300
Proximus SADP	36,925	1,065,968
Solvay SA	17,314	1,873,726
UCB SA	30,811	2,648,680
Umicore SA	49,179	2,186,185

		37,433,390

Denmark — 2.7%
AP Moller — Maersk A/S, Class A	791	957,721
AP Moller — Maersk A/S, Class B, NVS	1,555	1,974,432
Carlsberg A/S, Class B	25,369	3,171,578
Chr Hansen Holding A/S	23,117	2,345,548
Coloplast A/S, Class B	27,454	3,015,185
Danske Bank A/S	167,098	2,935,490
DSV A/S	44,916	3,718,314
Genmab A/S(a)	14,331	2,489,574
ISS A/S	37,925	1,155,094
Novo Nordisk A/S, Class B	417,382	21,871,491
Novozymes A/S, Class B	51,424	2,366,758
Orsted A/S(b)	39,247	2,977,475
Pandora A/S	25,851	1,211,550
Vestas Wind Systems A/S	49,030	4,129,680

		54,319,890

Finland — 2.0%
Elisa OYJ	35,151	1,587,455
Fortum OYJ	102,221	2,092,418
Kone OYJ, Class B	96,132	4,853,064
Metso OYJ	30,022	1,033,555
Neste OYJ	30,689	3,273,618
Nokia OYJ	1,332,853	7,593,717
Nokian Renkaat OYJ	29,190	978,035
Nordea Bank Abp	755,023	5,759,154
Sampo OYJ, Class A	115,727	5,251,039
Stora Enso OYJ, Class R	136,390	1,668,520
UPM-Kymmene OYJ	127,020	3,708,234
Wartsila OYJ Abp	107,000	1,728,285

		39,527,094

France — 16.8%
Accor SA	45,432	1,842,091
Aeroports de Paris	7,782	1,506,434
Air Liquide SA	101,610	12,932,416
Airbus SE	135,288	17,909,967
Alstom SA	37,520	1,627,035
Arkema SA	17,077	1,627,183
Atos SE	22,071	2,131,288
AXA SA	464,407	11,696,333
BNP Paribas SA	271,784	13,003,406
Bouygues SA	53,693	1,920,210
Capgemini SE	37,661	4,571,295
Carrefour SA	134,579	2,516,015

Security	Shares	Value

France (continued)
Cie. de Saint-Gobain	129,909	$4,713,005
Cie. Generale des Etablissements Michelin SCA	42,836	5,069,571
Credit Agricole SA	287,318	3,474,563
Danone SA	152,076	11,729,403
Dassault Systemes SE	32,138	4,790,436
Edenred	56,205	2,560,364
Eiffage SA	17,283	1,662,336
Electricite de France SA	113,092	1,547,951
Engie SA	433,994	6,471,478
EssilorLuxottica SA	61,613	6,736,958
Gecina SA	12,913	1,911,016
Hermes International	8,537	5,638,350
Kering SA	17,607	10,106,433
Klepierre SA	48,739	1,706,375
Legrand SA	62,177	4,165,189
L’Oreal SA	58,232	15,679,513
LVMH Moet Hennessy Louis Vuitton SE	63,837	23,503,665
Orange SA	507,306	8,259,613
Pernod Ricard SA	48,930	8,790,567
Peugeot SA	134,075	3,272,872
Publicis Groupe SA	52,418	2,809,271
Renault SA	48,624	3,216,336
Safran SA	77,544	10,644,341
Sanofi	271,594	24,012,495
Schneider Electric SE	126,402	9,926,617
SCOR SE	37,859	1,613,679
SES SA	90,043	1,401,818
Societe Generale SA	179,384	5,191,634
Sodexo SA(c)	20,967	2,310,961
STMicroelectronics NV	38,076	562,851
STMicroelectronics NV New	119,414	1,767,227
Suez	99,546	1,320,065
Teleperformance	13,466	2,422,271
Thales SA	24,888	2,983,181
TOTAL SA	598,376	33,271,816
Ubisoft Entertainment SA(a)	16,143	1,438,492
Unibail-Rodamco-Westfield	32,667	5,360,435
Valeo SA	56,406	1,637,222
Veolia Environnement SA	132,007	2,954,105
Vinci SA	121,030	11,785,120
Vivendi SA	181,172	5,254,570

		336,957,838

Germany — 12.5%
adidas AG	41,317	10,048,678
Allianz SE, Registered	100,642	22,406,801
BASF SE	217,341	15,992,027
Bayer AG, Registered	221,294	14,312,445
Bayerische Motoren Werke AG	75,845	5,854,925
Beiersdorf AG	23,627	2,460,353
Brenntag AG	36,283	1,869,983
Commerzbank AG(a)	249,240	1,931,028
Continental AG	25,766	3,882,587
Covestro AG(b)	40,015	2,202,510
Daimler AG, Registered	235,786	13,833,307
Deutsche Bank AG, Registered	452,811	3,691,265
Deutsche Boerse AG	45,086	5,786,416
Deutsche Lufthansa AG, Registered	55,607	1,221,606
Deutsche Post AG, Registered	229,993	7,489,181
Deutsche Telekom AG, Registered	766,542	12,734,228
Deutsche Wohnen SE	84,434	4,098,494

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (continued) March 31, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
E.ON SE	522,098	$5,810,788
Fresenius Medical Care AG & Co. KGaA	50,615	4,086,296
Fresenius SE & Co. KGaA	97,284	5,435,550
GEA Group AG	38,591	1,011,800
Hannover Rueck SE	14,170	2,036,580
HeidelbergCement AG	34,793	2,506,559
Infineon Technologies AG	267,503	5,311,968
K+S AG, Registered(c)	44,961	824,916
LANXESS AG	21,497	1,147,516
LEG Immobilien AG	14,768	1,814,927
Merck KGaA	30,896	3,526,398
MTU Aero Engines AG	12,495	2,831,256
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	35,377	8,381,566
OSRAM Licht AG(c)	22,762	784,129
ProSiebenSat.1 Media SE	54,710	781,404
QIAGEN NV(a)	54,691	2,219,349
RWE AG	129,529	3,476,055
SAP SE	256,237	29,634,715
Siemens AG, Registered	201,556	21,712,865
Symrise AG	30,166	2,720,590
thyssenkrupp AG(c)	95,033	1,306,637
TUI AG	104,677	1,003,354
United Internet AG, Registered(d)	29,390	1,073,508
Volkswagen AG	7,631	1,243,285
Vonovia SE	122,946	6,380,666
Wirecard AG(c)	27,446	3,442,341

		250,320,852

Ireland — 0.9%
Bank of Ireland Group PLC	217,952	1,299,502
CRH PLC	193,837	6,018,019
Irish Bank Resolution Corp. Ltd.(a)(e)	211,770	2
KerryGroup PLC, Class A	35,513	3,967,639
Kingspan Group PLC	35,845	1,660,655
Paddy Power Betfair PLC	18,806	1,451,747
Ryanair HoldingsPLC, ADR(a)	24,799	1,858,437
Smurfit Kappa Group PLC	55,484	1,550,029

		17,806,030

Italy — 3.6%
Assicurazioni Generali SpA	291,404	5,398,849
Atlantia SpA	112,814	2,924,884
Banco BPM SpA(a)	355,721	735,654
CNH Industrial NV	238,726	2,429,637
Enel SpA	1,825,241	11,690,186
Eni SpA	600,814	10,628,025
Ferrari NV	29,795	3,997,910
Fiat Chrysler Automobiles NV(a)	261,932	3,903,432
Intesa Sanpaolo SpA	3,727,449	9,086,429
Leonardo SpA	96,394	1,121,325
Mediobanca Banca di Credito Finanziario SpA	146,890	1,527,632
Moncler SpA	40,879	1,648,763
Prysmian SpA	62,958	1,192,227
Snam SpA	525,995	2,704,419
Telecom Italia SpA/Milano(a)	2,737,519	1,704,127
TenarisSA	110,862	1,557,884
Terna Rete Elettrica Nazionale SpA	328,825	2,085,361
UniCredit SpA	500,702	6,424,972
Unione di Banche Italiane SpA	239,076	632,997

		71,394,713

Security	Shares	Value

Netherlands — 5.6%
ABN AMRO Group NV, CVA(b)	97,105	$2,191,590
Adyen NV(a)(b)	5,449	4,270,650
Aegon NV	332,665	1,600,215
Akzo Nobel NV	53,963	4,786,190
ArcelorMittal	152,760	3,097,426
ASML Holding NV	100,851	18,933,817
EXOR NV	22,652	1,472,675
Heineken Holding NV	27,725	2,779,999
Heineken NV	56,038	5,919,726
ING Groep NV	913,533	11,061,800
Koninklijke Ahold Delhaize NV	280,043	7,460,237
Koninklijke DSM NV	43,155	4,708,042
Koninklijke KPN NV	1,006,328	3,193,254
Koninklijke Philips NV	219,134	8,935,472
NN Group NV	72,918	3,031,867
Randstad NV	29,234	1,426,920
Unilever NV, CVA	406,262	23,620,547
Wolters Kluwer NV	66,595	4,538,915

		113,029,342

Norway — 1.0%
DNB ASA	221,674	4,087,723
Equinor ASA	258,540	5,669,710
Mowi ASA	103,516	2,313,952
Norsk Hydro ASA	320,588	1,301,100
Orkla ASA	195,549	1,503,245
Telenor ASA	158,542	3,179,456
Yara International ASA	42,630	1,746,466

		19,801,652

Portugal — 0.2%
EDP — Energias de Portugal SA	577,934	2,274,511
Galp Energia SGPS SA	106,844	1,713,168

		3,987,679

Spain — 4.7%
ACS Actividades de Construccion y Servicios SA	65,147	2,864,566
Aena SME SA(b)	17,600	3,171,826
Amadeus IT Group SA	103,813	8,322,842
Banco Bilbao Vizcaya Argentaria SA	1,576,487	9,015,416
Banco de Sabadell SA	1,318,472	1,314,340
Banco Santander SA	3,850,120	17,917,116
Bankia SA	282,450	732,614
CaixaBank SA	842,559	2,633,851
Enagas SA	54,200	1,578,669
Endesa SA	74,598	1,904,756
Ferrovial SA	113,735	2,666,529
Grifols SA	69,059	1,935,470
Iberdrola SA	1,452,555	12,764,215
Industria de Diseno Textil SA	250,843	7,379,467
International Consolidated Airlines Group SA	187,088	1,248,180
Naturgy Energy Group SA	84,598	2,368,122
Red Electrica Corp. SA	103,445	2,206,911
Repsol SA	302,857	5,189,361
Telefonica SA	1,081,187	9,067,446

		94,281,697

Sweden — 3.7%
Alfa Laval AB	70,354	1,618,659
Assa Abloy AB, Class B	235,901	5,104,453
Atlas Copco AB, Class A	153,949	4,143,625
Boliden AB	64,233	1,832,399
Electrolux AB, Series B	60,564	1,559,922

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class A(a)	148,335	$1,501,054
Epiroc AB, Class B(a)	91,619	879,119
Essity AB, Class B	144,495	4,176,588
Hennes & Mauritz AB, Class B	196,108	3,277,171
Hexagon AB, Class B	64,990	3,398,289
Industrivarden AB, Class A	35,974	774,531
Industrivarden AB, Class C	39,231	823,719
Investor AB, Class B	107,923	4,871,795
Kinnevik AB, Class B	56,813	1,474,946
Sandvik AB	263,056	4,282,498
Securitas AB, Class B	75,160	1,217,512
Skandinaviska Enskilda Banken AB, Class A	382,558	3,319,382
Skanska AB, Class B	87,361	1,590,814
SKF AB, Class B	88,811	1,478,380
Svenska Cellulosa AB SCA, Class B	142,213	1,235,795
Svenska Handelsbanken AB, Class A	356,217	3,767,521
Swedbank AB, Class A	220,356	3,120,520
Swedish Match AB	41,337	2,112,018
Tele2 AB, Class B	117,227	1,565,293
Telefonaktiebolaget LM Ericsson, Class B	663,566	6,111,049
Telia Co. AB	651,915	2,948,458
Volvo AB, Class B	389,447	6,046,205

		74,231,715

Switzerland — 14.6%
ABB Ltd., Registered	456,891	8,583,624
Adecco Group AG, Registered	39,121	2,086,663
Baloise Holding AG, Registered	11,473	1,895,078
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	261	1,774,244
Chocoladefabriken Lindt & Spruengli AG, Registered	26	2,033,738
Cie. Financiere Richemont SA, Registered	123,661	9,007,299
Clariant AG, Registered	67,042	1,408,966
Credit Suisse Group AG, Registered	576,513	6,717,977
Geberit AG, Registered	8,867	3,623,726
Givaudan SA, Registered	1,889	4,825,400
Julius Baer Group Ltd.	52,580	2,124,002
Kuehne + Nagel International AG, Registered	11,866	1,627,569
LafargeHolcim Ltd., Registered	113,859	5,623,782
Logitech International SA, Registered	38,641	1,514,367
Lonza Group AG, Registered	17,689	5,484,851
Nestle SA, Registered	725,635	69,146,261
Novartis AG, Registered	604,357	58,123,620
Partners Group Holding AG	4,434	3,223,432
Roche Holding AG, NVS	166,478	45,861,271
Schindler Holding AG, Participation Certificates, NVS	9,573	1,984,002
Schindler Holding AG, Registered	4,617	955,018
SGS SA, Registered	1,233	3,067,953
Sika AG, Registered	30,445	4,252,334
Sonova Holding AG, Registered	12,460	2,464,725
Straumann Holding AG, Registered	2,565	2,092,642
Swatch Group AG (The), Bearer	7,427	2,125,409
Swatch Group AG (The), Registered	17,511	968,828
Swiss Life Holding AG, Registered	8,115	3,573,077
Swiss Re AG	72,165	7,049,113
Swisscom AG, Registered	5,978	2,923,271
Temenos AG, Registered	14,325	2,111,567
UBS Group AG, Registered	915,474	11,095,262
Vifor Pharma AG	10,386	1,404,232

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	35,595	$11,780,412

		292,533,715

United Kingdom — 27.8%
3i Group PLC	228,009	2,925,912
Anglo American PLC	332,995	8,910,327
Antofagasta PLC	81,036	1,020,038
Ashtead Group PLC	120,392	2,906,144
Associated British Foods PLC	83,659	2,658,800
AstraZeneca PLC	299,929	23,976,968
Aviva PLC	935,316	5,026,182
Babcock International Group PLC	117,714	756,966
BAE Systems PLC	758,307	4,766,654
Barclays PLC	3,815,998	7,691,367
Barratt Developments PLC	236,399	1,845,775
Berkeley Group Holdings PLC	32,930	1,582,930
BHP Group PLC	501,727	12,085,696
BP PLC	4,793,326	34,883,606
British American Tobacco PLC	542,804	22,591,194
British Land Co. PLC (The)	229,016	1,757,690
BT Group PLC	2,078,082	6,037,142
Bunzl PLC	78,803	2,599,966
Burberry Group PLC	96,601	2,460,246
Carnival PLC	49,364	2,421,790
Centrica PLC	1,344,727	2,001,066
Cobham PLC(a)	579,165	832,413
Compass Group PLC	376,923	8,862,796
Croda International PLC	31,737	2,083,460
DCC PLC	24,009	2,075,756
Diageo PLC	573,125	23,434,922
Direct Line Insurance Group PLC	322,826	1,484,925
DS Smith PLC	321,107	1,405,468
easyJet PLC	61,312	892,800
Experian PLC	218,736	5,925,650
Ferguson PLC	55,387	3,524,883
G4S PLC	364,280	871,029
GlaxoSmithKline PLC	1,169,994	24,344,193
Glencore PLC	2,863,164	11,862,228
GVC Holdings PLC	135,740	988,737
Halma PLC	88,716	1,932,856
Hammerson PLC	180,870	791,423
HSBC Holdings PLC	4,824,154	39,181,361
IMI PLC	63,840	796,929
Imperial Brands PLC	228,036	7,798,503
Informa PLC	300,621	2,915,212
InterContinental Hotels Group PLC	45,059	2,709,658
Intertek Group PLC	37,783	2,391,254
ITV PLC	850,528	1,408,625
J Sainsbury PLC	400,426	1,229,824
Johnson Matthey PLC	46,728	1,913,131
Kingfisher PLC	504,954	1,544,938
Land Securities Group PLC	178,003	2,118,603
Legal &General Group PLC	1,405,030	5,040,261
Lloyds Banking Group PLC	16,939,510	13,716,185
London Stock Exchange Group PLC	74,980	4,641,856
Marks &Spencer Group PLC	381,433	1,386,207
Melrose Industries PLC	1,153,722	2,753,400
Micro Focus International PLC	104,612	2,721,523
Mondi PLC	86,231	1,907,930
National Grid PLC	869,367	9,638,110
Next PLC	32,599	2,370,280

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (continued) March 31, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ocado Group PLC(a)	135,861	$2,426,247
Pearson PLC	183,289	1,997,137
Persimmon PLC	75,631	2,138,557
Prudential PLC	611,217	12,245,366
Reckitt Benckiser Group PLC	174,124	14,480,270
RELX PLC	476,611	10,194,506
Rentokil Initial PLC	431,347	1,985,782
Rio Tinto PLC	263,077	15,292,424
Rolls-Royce Holdings PLC	447,742	5,269,543
Royal Bank of Scotland Group PLC	1,086,364	3,496,500
Royal Dutch Shell PLC, Class A	1,049,883	33,017,899
Royal Dutch Shell PLC, Class B	888,399	28,107,225
RSA Insurance Group PLC	240,977	1,594,518
Sage Group PLC (The)	262,925	2,402,343
Schroders PLC	29,209	1,028,403
Segro PLC	254,082	2,229,504
Severn Trent PLC	56,388	1,451,894
Smith & Nephew PLC	212,282	4,212,834
Smiths Group PLC	92,233	1,724,644
SSE PLC	246,565	3,813,672
St. James’s Place PLC	124,227	1,664,065
Standard Chartered PLC	659,275	5,079,673
Standard Life Aberdeen PLC	590,992	2,032,659
Tate & Lyle PLC	109,444	1,035,071
Taylor Wimpey PLC	767,940	1,755,666
Tesco PLC	2,301,095	6,959,386
Travis Perkins PLC	58,683	1,048,361
Unilever PLC	281,280	16,108,643
United Utilities Group PLC	160,098	1,698,967
Vodafone Group PLC	6,338,868	11,547,291
Weir Group PLC (The)	60,949	1,237,358
Whitbread PLC	43,902	2,904,947
Wm Morrison Supermarkets PLC	552,663	1,638,696
WPP PLC	301,108	3,181,246

		557,405,085

Total Common Stocks — 98.3% (Cost: $2,260,807,650)		1,968,326,421

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG,Preference Shares, NVS	13,060	859,335

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	42,367	$4,329,032
Porsche Automobil Holding SE, Preference Shares, NVS	36,873	2,316,075
Volkswagen AG, Preference Shares, NVS	43,489	6,852,053

		14,356,495

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,414,728	804,430

Total Preferred Stocks — 0.7% (Cost: $21,897,152)		15,160,925

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(f)(g)(h)	9,844,870	9,848,808
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(f)(g)	979,188	979,188

		10,827,996

Total Short-Term Investments — 0.6% (Cost: $10,827,347)		10,827,996

Total Investments in Securities — 99.6% (Cost: $2,293,532,149)		1,994,315,342

Other Assets, Less Liabilities — 0.4%		8,544,243

Net Assets — 100.0%		$2,002,859,585

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,298,484	(19,453,614)	9,844,870	$9,848,808	$159,057	(b)	$2,226		$3,335
BlackRock Cash Funds: Treasury, SL Agency Shares	1,537,854	(558,666)	979,188	979,188	33,556		—		—

				$10,827,996	$192,613		$2,226		$3,335

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Europe ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	311	06/21/19	$11,426	$137,437
FTSE 100 Index	74	06/21/19	6,954	137,468

				$274,905

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$274,905

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$502,966

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$593,383

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$18,402,960

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,968,326,419	$—	$2	$1,968,326,421
Preferred Stocks	15,160,925	—	—	15,160,925
Money Market Funds	10,827,996	—	—	10,827,996

	$1,994,315,340	$—	$2	$1,994,315,342

Derivative financial instruments(a)
Assets
Futures Contracts	$274,905	$—	$—	$274,905

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments March 31, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.2%
Abacus Property Group	48,728	$128,764
APN Industria REIT(a)	16,354	32,993
Arena REIT	38,148	75,334
Astro Japan Property Group(a)	9,504	338
Aveo Group	63,648	89,068
BWP Trust	73,780	196,012
Cedar Woods Properties Ltd.	8,806	33,153
Charter Hall Education Trust	35,496	87,747
Charter Hall Group	69,077	503,937
Charter Hall Long Wale REIT	33,864	109,692
Charter Hall Retail REIT	49,664	164,047
Cromwell Property Group	252,343	196,281
Dexus	151,266	1,368,936
GDI Property Group	76,564	75,598
Goodman Group	240,040	2,276,340
GPT Group (The)	269,073	1,186,954
Growthpoint Properties Australia Ltd.	40,109	118,239
Hotel Property Investments	21,896	50,239
Ingenia Communities Group	32,076	68,811
Lendlease Group	87,933	773,294
Mirvac Group	555,900	1,085,930
New South Resources Ltd.(a)	101,048	126,691
Rural Funds Group	49,906	80,473
Scentre Group	797,640	2,328,740
Shopping Centres Australasia Property Group	131,682	246,946
Stockland	365,670	1,000,052
Vicinity Centres	483,419	892,831
Villa World Ltd.	18,623	29,368
Viva Energy REIT	68,272	123,182

		13,449,990

Austria — 0.7%
CA Immobilien Anlagen AG	10,967	396,520
IMMOFINANZ AG	13,718	341,028
S IMMO AG	7,872	161,048

		898,596

Belgium — 1.2%
Aedifica SA	2,772	264,877
Befimmo SA	3,452	203,494
Cofinimmo SA	3,158	419,842
Intervest Offices & Warehouses NV	3,216	86,847
Montea CVA	1,191	98,426
Retail Estates NV	1,146	104,487
Warehouses De Pauw CVA	2,622	421,008

		1,598,981

British Virgin Islands — 0.1%
MAS Real Estate Inc.(b)	65,212	99,030

Canada — 3.1%
Allied Properties REIT	8,024	296,106
Artis REIT	11,079	92,135
Boardwalk REIT	3,367	102,778
Canadian Apartment Properties REIT	11,152	428,817
Choice Properties REIT	20,678	217,622
Cominar REIT	13,699	121,204
Crombie REIT	7,038	74,966
CT REIT	7,072	76,016
Dream Global REIT	14,715	156,077
Dream Industrial REIT	7,344	65,582

Security	Shares	Value

Canada (continued)
Dream Office REIT	4,524	$83,745
Dream Unlimited Corp., Class A	10,166	59,202
First Capital Realty Inc.	25,946	415,618
Granite REIT	3,353	160,252
H&R Real Estate Investment Trust	20,910	366,408
InterRent REIT	7,922	86,220
Killam Apartment REIT	6,766	98,252
Minto Apartment Real Estate Investment Trust	1,258	19,106
Morguard North American REIT	2,686	36,894
Northview Apartment Real Estate Investment Trust	4,284	93,059
NorthWest Healthcare Properties REIT	8,636	75,374
RioCan REIT	22,134	438,555
Slate Office REIT	5,474	25,035
Slate Retail REIT(a)	3,128	30,462
SmartCentres Real Estate Investment Trust	10,447	273,775
Summit Industrial Income REIT	7,140	64,294
Tricon Capital Group Inc.	20,919	180,230
True North Commercial Real Estate Investment Trust	3,060	15,232

		4,153,016

China — 0.5%
China Merchants Land Ltd.	204,000	34,044
Gemdale Properties & Investment Corp. Ltd.	680,000	86,625
Greenland Hong Kong Holdings Ltd.	136,000	55,267
K Wah International Holdings Ltd.	170,000	104,816
Nam Tai Property Inc.	2,924	28,801
Road King Infrastructure Ltd.	34,000	77,096
Shanghai Zendai Property Ltd.(a)	680,000	10,048
Top Spring International Holdings Ltd.	51,000	15,462
Yuexiu REIT	204,000	145,010
Zhuguang Holdings Group Co. Ltd.(a)(b)	340,000	53,274

		610,443

Finland — 0.1%
Citycon OYJ	10,858	111,239

France — 5.9%
Altarea SCA(b)	541	111,651
Covivio	9,254	982,975
Gecina SA	8,194	1,212,643
ICADE	6,741	570,712
Klepierre SA	30,950	1,083,574
Mercialys SA	8,534	119,780
Nexity SA	7,418	362,325
Unibail-Rodamco-Westfield	14,318	2,349,488
Unibail-Rodamco-Westfield, New	6,325	1,037,890

		7,831,038

Germany —8.4%
ADLER Real Estate AG	7,107	104,858
ADO Properties SA(c)	4,132	234,997
alstria office REIT AG	24,004	390,817
Aroundtown SA	108,722	897,277
Deutsche EuroShop AG(b)	7,650	232,096
Deutsche Wohnen SE	53,210	2,582,856
DIC Asset AG	6,761	76,220
Grand City Properties SA	15,505	374,310
Hamborner REIT AG	11,930	124,981
LEG Immobilien AG	9,384	1,153,255
PATRIZIA Immobilien AG	6,636	147,758
TAG Immobilien AG	21,942	542,027
TLG Immobilien AG	8,262	248,994

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Vonovia SE	77,635	$4,029,111

		11,139,557

Hong Kong — 17.1%
Champion REIT	306,000	265,072
Chinese Estates Holdings Ltd.(b)	75,000	87,230
CK Asset Holdings Ltd.	400,000	3,556,710
CSI Properties Ltd.	688,000	35,058
Far East Consortium International Ltd./HK	170,000	81,427
Hang Lung Group Ltd.	136,000	436,589
Hang Lung Properties Ltd.	306,000	746,879
Henderson Land Development Co. Ltd.	222,404	1,413,762
Hongkong Land Holdings Ltd.	173,400	1,232,874
Hysan Development Co. Ltd.	92,000	492,818
Kerry Properties Ltd.	89,500	399,617
Landing International Development Ltd.(a)	204,000	58,212
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	119,000	48,207
Link REIT	316,000	3,695,412
New World Development Co. Ltd.	859,000	1,424,745
Prosperity REIT	170,000	76,663
Sino Land Co. Ltd.	496,000	959,150
Sun Hung Kai Properties Ltd.	230,000	3,946,649
Sunlight REIT	136,000	102,390
Swire Properties Ltd.	156,400	672,425
Wang On Properties Ltd.(b)	616,000	99,659
Wharf Holdings Ltd. (The)	177,000	534,386
Wharf Real Estate Investment Co. Ltd.	170,000	1,265,804
Wheelock & Co. Ltd.	119,000	871,662

		22,503,400

Ireland — 0.3%
Green REIT PLC	99,507	167,597
Hibernia REIT PLC	103,677	155,529
Irish Residential Properties REIT PLC	54,863	97,948

		421,074

Isle of Man — 0.1%
RDI REIT PLC	40,601	80,416

Israel — 1.1%
ADO Group Ltd.(a)	1,989	42,742
Airport City Ltd.(a)	10,889	158,020
Alony Hetz Properties & Investments Ltd.	17,000	191,296
Amot Investments Ltd.	21,676	120,643
Azrieli Group Ltd.	5,440	322,411
Bayside Land Corp.	136	64,790
Big Shopping Centers Ltd.	771	52,259
Gazit-Globe Ltd.	13,792	110,774
Jerusalem Economy Ltd.(a)	30,362	94,532
Melisron Ltd.(b)	2,733	138,653
Property & Building Corp. Ltd.	374	31,842
REIT 1 Ltd.	26,044	114,528
Sella Capital Real Estate Ltd.	29,206	52,210

		1,494,700

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	7,582	54,827

Japan — 28.1%
Activia Properties Inc.	104	432,218
Advance Residence Investment Corp.	204	568,587
Aeon Mall Co. Ltd.	13,680	224,941
AEON REIT Investment Corp.	208	245,424

Security	Shares	Value

Japan (continued)
Ardepro Co. Ltd.(a)	32,700	$11,817
Comforia Residential REIT Inc.	102	279,686
CRE Logistics REIT Inc.	34	34,312
Daibiru Corp.	10,200	96,761
Daito Trust Construction Co. Ltd.	11,300	1,575,272
Daiwa House Industry Co. Ltd.	100,700	3,201,548
Daiwa House REIT Investment Corp.	272	603,789
Daiwa Office Investment Corp.	50	355,965
Frontier Real Estate Investment Corp.	81	339,924
Fukuoka REIT Corp.	102	156,937
Global One Real Estate Investment Corp.	136	163,542
GLP J-REIT	578	619,855
Goldcrest Co. Ltd.	3,400	45,892
Hankyu Hanshin REIT Inc.	102	137,124
Health Care & Medical Investment Corp.	34	34,588
Heiwa Real Estate Co. Ltd.	6,800	130,919
Heiwa Real Estate REIT Inc.	136	158,627
Hoshino Resorts REIT Inc.	34	170,484
Hulic Co. Ltd.	74,800	733,910
Hulic Reit Inc.	170	289,976
Ichigo Hotel REIT Investment Corp.	34	40,793
Ichigo Inc.(b)	37,400	128,062
Ichigo Office REIT Investment	238	228,356
Industrial & Infrastructure Fund Investment Corp.	238	265,985
Invesco Office J-Reit Inc.	1,326	210,607
Invincible Investment Corp.	850	416,226
Japan Excellent Inc.	204	296,550
Japan Hotel REIT Investment Corp.	680	548,620
Japan Logistics Fund Inc.	141	299,236
Japan Prime Realty Investment Corp.	143	589,131
Japan Property Management Center Co. Ltd.	2,000	14,329
Japan Real Estate Investment Corp.	209	1,233,022
Japan Rental Housing Investments Inc.	238	189,652
Japan Retail Fund Investment Corp.	381	766,578
Katitas Co. Ltd.	3,400	116,574
Keihanshin Building Co. Ltd.	6,800	66,412
Kenedix Office Investment Corp.	68	472,440
Kenedix Residential Next Investment Corp.	136	225,714
Kenedix Retail REIT Corp.	83	202,691
LaSalle Logiport REIT	170	168,180
Leopalace21 Corp.(a)(b)	37,400	74,675
MCUBS MidCity Investment Corp.	238	218,895
Mirai Corp.	47	85,563
Mitsubishi Estate Co. Ltd.	210,800	3,819,482
Mitsubishi Estate Logistics REIT Investment Corp.	34	80,511
Mitsui Fudosan Co. Ltd.	149,656	3,762,188
Mitsui Fudosan Logistics Park Inc.	61	195,370
Mori Hills REIT Investment Corp.	238	319,957
Mori Trust Hotel Reit Inc.	34	42,206
Mori Trust Sogo REIT Inc.	136	211,584
Mugen Estate Co. Ltd.	3,400	18,492
Nippon Accommodations Fund Inc.	77	390,965
Nippon Building Fund Inc.	215	1,456,837
Nippon Prologis REIT Inc.	340	724,326
NIPPON REIT Investment Corp.	68	262,330
Nomura Real Estate Holdings Inc.	17,000	326,377
Nomura Real Estate Master Fund Inc.	680	1,002,629
One REIT Inc.	34	87,024
Ooedo Onsen Reit Investment Corp.	34	26,448
Orix JREIT Inc.	408	700,734

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (continued) March 31, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Premier Investment Corp.	204	$257,292
Sakura Sogo REIT Investment Corp.	34	26,571
SAMTY Co. Ltd.	3,400	46,077
Samty Residential Investment Corp.	34	30,257
Sekisui House Reit Inc.	578	437,084
Shinoken Group Co. Ltd.(b)	3,400	22,946
Star Asia Investment Corp.	68	67,149
Starts Proceed Investment Corp.	34	56,183
Sumitomo Realty & Development Co. Ltd.	71,400	2,958,309
Sun Frontier Fudousan Co. Ltd.	3,400	36,370
Takara Leben Co. Ltd.	13,600	42,268
Takara Leben Real Estate Investment Corp.	34	28,445
TOC Co. Ltd.	10,200	70,497
Tokyo Tatemono Co. Ltd.	34,000	416,841
Tokyu Fudosan Holdings Corp.	85,000	508,380
Tokyu REIT Inc.	136	220,308
Tosei Corp.	3,400	30,748
Tosei Reit Investment Corp.	34	36,401
United Urban Investment Corp.	442	698,431
Unizo Holdings Co. Ltd.	3,400	64,845
XYMAX REIT Investment Corp.	34	37,660

		36,990,911

Malta — 0.0%
BGP Holdings PLC(a)(d)	1,986,852	22

Netherlands — 0.5%
Brack Capital Properties NV(a)	384	41,514
Eurocommercial Properties NV	6,154	177,726
NSI NV	2,754	117,045
Vastned Retail NV	2,509	97,335
Wereldhave NV	6,094	166,755

		600,375

New Zealand — 0.6%
Argosy Property Ltd.	125,472	109,532
Goodman Property Trust	154,392	182,161
Kiwi Property Group Ltd.	215,948	218,705
Precinct Properties New Zealand Ltd.	153,704	163,529
Stride Property Group	54,702	75,360
Vital Healthcare Property Trust	52,394	77,361

		826,648

Norway — 0.2%
Entra ASA(c)	18,098	273,626
Selvaag Bolig ASA	6,222	31,068

		304,694

Singapore — 7.1%
AIMS AMP Capital Industrial REIT(b)	88,385	92,659
Ascendas Hospitality Trust	115,600	75,104
Ascendas REIT	380,836	818,186
Ascott Residence Trust	183,643	159,984
Bukit Sembawang Estates Ltd.	27,200	113,459
Cache Logistics Trust(b)	176,880	97,287
CapitaLand Commercial Trust	411,464	589,325
CapitaLand Ltd.	374,000	1,007,826
CapitaLand Mall Trust	421,600	740,796
CapitaLand Retail China Trust	95,260	110,416
CDL Hospitality Trusts	115,300	138,752
Chip Eng Seng Corp. Ltd.(b)	81,600	46,086
City Developments Ltd.	91,800	613,355
ESR-REIT(b)	295,899	117,966

Security	Shares	Value

Singapore (continued)
Far East Hospitality Trust	128,300	$66,305
First REIT	91,800	67,096
Fortune REIT	204,000	268,710
Frasers Centrepoint Trust(b)	84,700	148,827
Frasers Commercial Trust	98,600	107,736
Frasers Hospitality Trust	122,400	66,419
Frasers Logistics & Industrial Trust	244,800	209,648
Frasers Property Ltd.	60,900	81,380
GuocoLand Ltd.(b)	51,000	73,045
Keppel DC REIT	142,824	158,166
Keppel REIT(b)	268,600	255,810
Lippo Malls Indonesia Retail Trust	323,000	46,977
Manulife US Real Estate Investment Trust	187,000	159,885
Mapletree Commercial Trust	285,621	398,541
Mapletree Industrial Trust	197,240	305,798
Mapletree Logistics Trust	350,064	377,330
Mapletree North Asia Commercial Trust	319,200	311,070
OUE Hospitality Trust	173,100	92,652
OUE Ltd.	40,800	51,207
Oxley Holdings Ltd.(b)	132,600	30,348
Parkway Life REIT	60,900	131,287
Sabana Shari’ah Compliant Industrial REIT	129,220	40,545
Soilbuild Business Space REIT	101,680	46,167
SPH REIT	91,800	71,163
Starhill Global REIT	204,000	109,945
Suntec REIT(b)	340,000	489,479
UOL Group Ltd.	81,600	418,693

		9,305,430

Spain — 1.1%
Aedas Homes SAU(a)(c)	3,672	93,677
Inmobiliaria Colonial Socimi SA	40,795	419,818
Lar Espana Real Estate Socimi SA	11,105	92,771
Merlin Properties Socimi SA	55,128	722,069
Metrovacesa SA(a)(c)	7,208	87,410
Quabit Inmobiliaria SA(a)(b)	18,179	25,719

		1,441,464

Sweden — 2.9%
Castellum AB	41,030	797,792
Catena AB	2,958	82,120
Dios Fastigheter AB	12,919	106,274
Fabege AB	40,596	590,866
Fastighets AB Balder, Class B(a)	14,740	473,572
Hembla AB(a)	5,389	104,581
Hemfosa Fastigheter AB	25,589	224,983
Hufvudstaden AB, Class A	17,408	302,730
Klovern AB, Class B	81,904	112,587
Kungsleden AB	28,166	224,713
Nyfosa AB(a)	24,943	149,787
Sagax AB, Class D	12,002	44,901
Victoria Park AB, Class B	3,094	12,309
Wallenstam AB, Class B	29,206	295,514
Wihlborgs Fastigheter AB	20,152	275,318

		3,798,047

Switzerland — 1.8%
Allreal Holding AG, Registered	1,994	339,375
Intershop Holdings AG	207	105,589
Mobimo Holding AG, Registered	987	248,261
PSP Swiss Property AG, Registered	6,018	653,828

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Swiss Prime Site AG, Registered	11,383	$997,256

		2,344,309

United Kingdom — 8.0%
Assura PLC	358,394	268,061
Big Yellow Group PLC	23,528	303,976
British Land Co. PLC (The)	144,242	1,107,053
Capital & Counties Properties PLC	113,680	356,403
Capital & Regional PLC	81,192	26,925
Civitas Social Housing PLC	93,534	117,004
Derwent London PLC	16,626	698,247
Empiric Student Property PLC	86,742	103,422
F&C Commercial Property Trust Ltd.	118,746	185,060
Grainger PLC	92,569	285,392
Great Portland Estates PLC	40,877	397,622
Hammerson PLC	115,464	505,229
Hansteen Holdings PLC	60,628	76,947
Helical PLC	15,640	67,355
Intu Properties PLC(b)	129,328	179,643
Land Securities Group PLC	112,036	1,333,460
LondonMetric Property PLC	105,663	274,955
LXI REIT PLC	53,815	86,603
NewRiver REIT PLC	46,614	144,866
Picton Property Income Ltd. (The)	80,872	93,262
Primary Health Properties PLC	114,887	194,315
Regional REIT Ltd.(c)	45,780	62,636
Safestore Holdings PLC	31,679	246,231
Schroder REIT Ltd.	81,532	58,857
Segro PLC	162,243	1,423,639
Shaftesbury PLC	34,748	398,450
St. Modwen Properties PLC	30,260	156,459
Triple Point Social Housing Reit PLC(c)	49,912	66,013
Tritax Big Box REIT PLC	257,201	481,270
U & I Group PLC	17,680	43,127
UK Commercial Property REIT Ltd.(b)	104,346	116,661
UNITE Group PLC (The)	39,678	474,370
Workspace Group PLC	19,638	249,752

		10,583,265

United States — 0.2%
Brookfield Property REIT Inc., Class A	15,544	318,497

Total Common Stocks — 99.3% (Cost: $141,924,149)		130,959,969

Security	Shares	Value

Rights

Austria — 0.0%
BUWOG AG (Expires 12/31/99)(b)(d)	1,869	$—

Total Rights — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(e)(f)(g)	2,098,794	2,099,634
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(e)(f)	58,195	58,195

		2,157,829

Total Short-Term Investments — 1.6% (Cost: $2,157,228)		2,157,829

Total Investments in Securities — 100.9% (Cost: $144,081,377)		133,117,798

Other Assets, Less Liabilities — (0.9)%		(1,246,695)

Net Assets — 100.0%		$131,871,103

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,461,323	(362,529)	2,098,794	$2,099,634	$44,515	(b)	$293		$721
BlackRock Cash Funds: Treasury, SL Agency Shares	85,658	(27,463)	58,195	58,195	2,536		—		—

				$2,157,829	$47,051		$293		$721

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (continued) March 31, 2019	iShares® International Developed Property ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$130,959,609	$338	$22		$130,959,969
Rights	—	—	0	(a)	—
Money Market Funds	2,157,829	—	—		2,157,829

	$133,117,438	$338	$22		$133,117,798

(a)	Rounds to less than $1.

See notes to financial statements.

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.5%
Altium Ltd.	868	$19,928
Amcor Ltd./Australia	21,952	239,985
Aristocrat Leisure Ltd.	4,984	86,775
Boral Ltd.	28,700	93,576
Challenger Ltd./Australia	10,612	62,417
Computershare Ltd.	5,600	67,944
Corporate Travel Management Ltd.	784	14,179
CSL Ltd.	2,212	306,308
Domino’s Pizza Enterprises Ltd.(a)	1,092	33,681
JB Hi-Fi Ltd.	3,248	57,565
Macquarie Group Ltd.	5,936	545,717
NIB Holdings Ltd.	11,340	42,210
Ramsay Health Care Ltd.	1,288	58,876
REA Group Ltd.	784	41,601
Sonic Healthcare Ltd.	7,084	123,589
Star Entertainment Grp Ltd. (The)	18,844	55,953
Washington H Soul Pattinson & Co. Ltd.	1,462	27,324

		1,877,628

Austria — 0.1%
voestalpine AG	2,624	79,758

Belgium — 0.2%
Melexis NV(a)	616	37,316
UCB SA	1,008	86,653

		123,969

Canada — 15.8%
Alimentation Couche-Tard Inc., Class B	1,232	72,595
Atco Ltd./Canada, Class I, NVS	2,115	71,241
Bank of Montreal	10,108	756,539
Bank of Nova Scotia (The)	24,360	1,297,182
Boyd Group Income Fund	154	15,851
Brookfield Asset Management Inc., Class A	5,376	250,541
CAE Inc.	1,932	42,821
Canadian Imperial Bank of Commerce	9,044	714,882
Canadian National Railway Co.	4,822	431,795
Canadian Natural Resources Ltd.	20,048	550,590
Canadian Tire Corp. Ltd., Class A, NVS	756	81,482
Canadian Utilities Ltd., Class A, NVS	2,464	67,283
Canadian Western Bank	2,003	41,846
Cogeco Communications Inc.	588	37,561
Dollarama Inc.	1,008	26,899
Empire Co. Ltd., Class A, NVS	1,629	35,276
Finning International Inc.	2,548	45,316
Fortis Inc./Canada	7,448	275,352
Gildan Activewear Inc.	1,904	68,481
IA Financial Corp Inc.(b)	1,708	63,004
Imperial Oil Ltd.	1,764	48,169
Intact Financial Corp.	1,613	136,531
Laurentian Bank of Canada	1,524	46,258
Loblaw Companies Ltd.	1,587	78,308
Magna International Inc.	3,444	167,747
Manulife Financial Corp.	35,952	608,193
Methanex Corp.	896	50,905
Metro Inc.	1,988	73,214
National Bank of Canada	5,712	257,862
Open Text Corp.	2,324	89,258
Parkland Fuel Corp.	2,016	61,614
Premium Brands Holdings Corp.	420	24,208

Security	Shares	Value

Canada (continued)
Royal Bank of Canada	23,408	$1,766,529
Saputo Inc.	1,820	62,054
SNC-Lavalin Group Inc.	2,156	54,725
Suncor Energy Inc.	22,148	718,013
TELUS Corp.	3,640	134,761
Toromont Industries Ltd.	702	35,863
Toronto-Dominion Bank (The)	30,132	1,635,669
TransCanada Corp.	19,040	855,407
Transcontinental Inc., Class A	2,464	30,856

		11,882,681

China — 1.7%
Beijing Capital International Airport Co. Ltd., Class H	56,000	53,147
China Gas Holdings Ltd.	11,200	39,379
China Medical System Holdings Ltd.	28,000	27,144
China Overseas Land & Investment Ltd.	64,000	242,957
China Resources Gas Group Ltd.	6,000	28,280
China Resources Land Ltd.	48,000	215,237
China State Construction International Holdings Ltd.	56,000	52,433
Guangdong Investment Ltd.	56,000	108,149
Hengan International Group Co. Ltd.	14,000	122,701
Longfor Group Holdings Ltd.	28,000	98,625
Sinopharm Group Co. Ltd., Class H	12,000	49,988
Sunny Optical Technology Group Co. Ltd.	3,400	40,605
Tencent Holdings Ltd.	5,000	229,938

		1,308,583

Denmark — 0.3%
Chr Hansen Holding A/S	476	48,297
DSV A/S	420	34,769
GN Store Nord A/S	560	26,026
Novozymes A/S, Class B	1,820	83,765
Ringkjoebing Landbobank A/S	728	44,784

		237,641

Finland — 0.2%
Huhtamaki OYJ	1,540	57,357
Tieto OYJ	1,708	52,165

		109,522

France — 9.2%
Air Liquide SA	4,564	580,883
Airbus SE	3,416	452,224
Arkema SA	980	93,379
Atos SE	896	86,522
AXA SA	48,664	1,225,628
Capgemini SE	1,176	142,743
Cie. Plastic Omnium SA	1,204	32,081
Dassault Systemes SE	280	41,736
EssilorLuxottica SA	1,596	174,512
Hermes International	112	73,972
Ingenico Group SA	756	54,005
IPSOS	1,352	33,884
Legrand SA	2,268	151,932
L’Oreal SA	1,820	490,052
LVMH Moet Hennessy Louis Vuitton SE	2,100	773,183
Orpea	364	43,733
Publicis Groupe SA	3,668	196,582
Rubis SCA	1,316	71,844
Safran SA	2,072	284,420
Sanofi	19,516	1,725,472
Sodexo SA(a)	1,092	120,359
Stef SA	168	15,921

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (continued) March 31, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Teleperformance	336	$60,440

		6,925,507

Germany — 9.1%
Allianz SE, Registered	7,560	1,683,148
BASF SE	18,900	1,390,669
Bayer AG, Registered	15,736	1,017,744
Bayerische Motoren Werke AG	7,448	574,955
Brenntag AG	1,782	91,842
Continental AG	1,484	223,619
Deutsche Wohnen SE	3,220	156,301
Duerr AG	1,008	39,569
Fresenius Medical Care AG & Co. KGaA	1,316	106,245
Fresenius SE & Co. KGaA	2,632	147,058
Gerresheimer AG	392	29,491
GRENKE AG	265	25,783
HeidelbergCement AG	1,960	141,202
Henkel AG & Co. KGaA	1,224	116,478
LEG Immobilien AG	700	86,027
Merck KGaA	700	79,896
Norma Group SE	868	42,163
SAP SE	7,224	835,481
TAG Immobilien AG	2,156	53,259
Wirecard AG	168	21,071

		6,862,001

Hong Kong — 3.1%
AIA Group Ltd.	72,800	724,759
CK Infrastructure Holdings Ltd.	15,000	123,154
CLP Holdings Ltd.	28,000	324,588
Hang Seng Bank Ltd.	12,000	296,104
Henderson Land Development Co. Ltd.	29,320	186,379
Hong Kong & China Gas Co. Ltd.	56,268	134,901
Hysan Development Co. Ltd.	8,000	42,854
Minth Group Ltd.(a)	2,000	6,293
MTR Corp. Ltd.	17,500	108,345
New World Development Co. Ltd.	84,000	139,323
NWS Holdings Ltd.	28,000	61,208
Samsonite International SA(c)	16,800	53,824
Swire Properties Ltd.	11,200	48,153
Wheelock & Co. Ltd.	9,000	65,924

		2,315,809

Hungary — 0.1%
OTP Bank Nyrt	1,736	76,363

India — 1.8%
Godrej Consumer Products Ltd.	5,538	54,840
Hindustan Unilever Ltd.	4,872	120,036
Housing Development Finance Corp. Ltd.	7,868	223,547
Infosys Ltd.	39,620	425,425
ITC Ltd.	26,936	115,579
Maruti Suzuki India Ltd.	672	64,727
Motherson Sumi Systems Ltd.	10,119	21,867
Reliance Capital Ltd.	4,172	12,316
Reliance Industries Ltd., GDR(c)	3,248	130,245
Tata Consultancy Services Ltd.	5,376	155,335
Yes Bank Ltd.	12,824	50,926

		1,374,843

Indonesia — 0.4%
Bank Central Asia Tbk PT	56,000	109,129

Security	Shares	Value

Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	627,200	$181,465

		290,594

Ireland — 0.4%
C&C Group PLC	10,836	38,935
Kerry Group PLC, Class A	588	65,693
Kingspan Group PLC	791	36,646
Paddy Power Betfair PLC	1,148	88,621
Smurfit Kappa Group PLC	3,472	96,996

		326,891

Israel — 0.1%
Azrieli Group Ltd.	1,260	74,676

Italy — 1.1%
A2A SpA	27,104	49,500
ACEA SpA	2,268	38,378
Assicurazioni Generali SpA	28,784	533,282
De’ Longhi SpA	1,624	43,874
Mediobanca Banca di Credito Finanziario SpA	13,636	141,812
Recordati SpA	1,269	49,458

		856,304

Japan — 13.8%
Aeon Co. Ltd.	5,600	117,201
Aeon Delight Co. Ltd.	100	3,889
Alfresa Holdings Corp.	2,800	79,686
Amano Corp.	2,800	65,949
Asahi Group Holdings Ltd.	3,100	138,077
Astellas Pharma Inc.	19,600	293,686
Bandai Namco Holdings Inc.	300	14,067
Brother Industries Ltd.	2,800	51,808
Chiba Bank Ltd. (The)	11,200	60,814
CKD Corp.	2,800	25,246
COMSYS Holdings Corp.	2,800	76,397
Dai-ichi Life Holdings Inc.	14,000	194,534
Daikin Industries Ltd.	1,300	152,333
Daito Trust Construction Co. Ltd.	1,300	181,226
Denso Corp.	5,600	218,414
East Japan Railway Co.	2,800	270,172
F@N Communications Inc.	5,600	28,484
Hakuhodo DY Holdings Inc.	5,800	93,169
HIS Co. Ltd.(a)	400	14,708
Hitachi Capital Corp.	3,400	78,822
Horiba Ltd.	400	22,225
Itochu Techno-Solutions Corp.	3,100	72,343
J Front Retailing Co. Ltd.	5,600	66,632
Japan Tobacco Inc.	28,000	694,403
JCU Corp.	2,800	43,789
Kansai Paint Co. Ltd.	2,800	53,402
Kao Corp.	3,300	259,921
KDDI Corp.	26,400	568,858
Kitz Corp.	4,900	35,903
Kobayashi Pharmaceutical Co. Ltd.	200	16,877
Lintec Corp.	2,800	60,561
Maeda Road Construction Co. Ltd.	2,800	54,363
Marui Group Co. Ltd.	2,800	56,539
MINEBEA MITSUMI Inc.	2,800	42,069
Miraca Holdings Inc.	2,800	69,466
Mitsubishi Chemical Holdings Corp.	28,000	197,165
Mitsubishi Gas Chemical Co. Inc.	5,600	79,888
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,600	99,873

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MonotaRO Co. Ltd.	400	$8,894
Murata Manufacturing Co. Ltd.	4,200	209,156
NEC Networks & System Integration Corp.	2,800	67,670
NGK Insulators Ltd.	5,600	81,355
NGK Spark Plug Co. Ltd.	2,800	51,960
NHK Spring Co. Ltd.	7,600	68,251
Nifco Inc./Japan	2,800	71,338
Nippon Telegraph & Telephone Corp.	8,800	373,912
Nissan Motor Co. Ltd.	58,800	482,470
Nisshin Seifun Group Inc.	2,800	64,254
Nitto Denko Corp.	2,800	147,102
NSD Co. Ltd.	2,800	65,190
NTT DOCOMO Inc.	22,400	496,125
Obic Co. Ltd.	300	30,248
PALTAC Corp.	200	10,878
Persol Holdings Co. Ltd.	3,600	58,284
Relo Group Inc.	300	8,429
Sanwa Holdings Corp.	6,300	74,961
SBI Holdings Inc./Japan	3,200	71,294
SCSK Corp.	300	13,376
Sekisui Chemical Co. Ltd.	5,600	90,007
Sekisui House Ltd.	14,000	231,721
Seven & i Holdings Co. Ltd.	8,400	316,921
Seven Bank Ltd.	14,000	41,361
Shimadzu Corp.	2,800	80,950
Shionogi &Co. Ltd.	2,800	173,335
Sohgo Security Services Co. Ltd.	300	13,064
Sojitz Corp.	19,600	69,061
Stanley Electric Co. Ltd.	2,800	75,259
Starts Corp. Inc.	2,800	59,777
Sugi Holdings Co. Ltd.	100	4,404
Sumitomo Electric Industries Ltd.	9,400	124,713
Suzuki Motor Corp.	3,000	132,755
Sysmex Corp.	300	18,133
Tocalo Co. Ltd.	5,600	44,118
Tokai Rika Co. Ltd.	3,000	51,145
Tokio Marine Holdings Inc.	11,400	552,259
Tokyo Century Corp.	300	13,051
Tokyo Electron Ltd.	3,300	477,029
TOTO Ltd.	300	12,725
TS Tech Co. Ltd.	3,100	89,204
Unicharm Corp.	2,800	92,663
USS Co. Ltd.	3,500	64,950
Valor Holdings Co. Ltd.	400	9,692
West Japan Railway Co.	2,800	210,952
Yakult Honsha Co. Ltd.	300	20,978
Yamaha Motor Co. Ltd.	5,600	109,840
Yokogawa Electric Corp.	2,100	43,467
ZOZO Inc.	2,800	52,770

		10,384,410

Malaysia — 0.2%
Public Bank Bhd	30,800	174,728

Mexico — 0.4%
Alfa SAB de CV, Class A	39,299	41,796
America Movil SAB de CV, Series L, NVS	249,200	178,316
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,660	43,010
Grupo Financiero Inbursa SAB de CV, Class O(a)	37,700	52,262

		315,384

Security	Shares	Value

Netherlands — 2.9%
Aalberts Industries NV	2,408	$83,359
ASML Holding NV	1,680	315,404
Koninklijke Ahold Delhaize NV	14,252	379,668
Unilever NV, CVA	23,548	1,369,108

		2,147,539

New Zealand — 0.2%
Ryman Healthcare Ltd.	8,568	71,581
Trade Me Group Ltd.	7,168	31,385
Z Energy Ltd.	15,764	67,302

		170,268

Norway — 0.6%
Bakkafrost P/F	672	33,305
DNB ASA	18,312	337,678
Tomra Systems ASA	852	25,427
Veidekke ASA	4,648	48,846

		445,256

Philippines — 0.2%
Metro Pacific Investments Corp.	336,900	31,117
SM Investments Corp.	4,995	88,847

		119,964

Portugal — 0.2%
Galp Energia SGPS SA	7,980	127,954

Russia — 0.1%
Novatek PJSC, GDR(d)	560	95,984

Singapore — 0.1%
SATS Ltd.	16,800	63,380

South Africa — 2.1%
Aspen Pharmacare Holdings Ltd.	5,012	32,314
Barloworld Ltd.	5,788	50,972
Capitec Bank Holdings Ltd.	459	42,967
Clicks Group Ltd.	3,766	48,105
Discovery Ltd.	4,824	45,760
FirstRand Ltd.	58,100	253,652
Foschini Group Ltd. (The)	4,732	53,485
JSE Ltd.	2,100	19,241
KAP Industrial Holdings Ltd.	70,532	34,383
Naspers Ltd., Class N	392	90,575
Nedbank Group Ltd.	8,232	143,414
Netcare Ltd.	23,196	37,557
PSG Group Ltd.	2,772	50,264
Remgro Ltd.	5,908	75,896
RMB Holdings Ltd.	14,812	78,039
Sanlam Ltd.	26,936	137,769
SPAR Group Ltd. (The)	3,447	45,864
Standard Bank Group Ltd.	28,420	365,033

		1,605,290

South Korea — 3.2%
Meritz Fire & Marine Insurance Co. Ltd.	2,328	49,837
Samsung Electronics Co. Ltd.	57,428	2,258,973
SK Holdings Co. Ltd.	364	86,743

		2,395,553

Spain — 1.1%
Amadeus IT Group SA	3,500	280,600
Grifols SA	2,016	56,501
Industria de Diseno Textil SA	9,296	273,476
Red Electrica Corp. SA	7,951	169,628

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (continued) March 31, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Viscofan SA	952	$59,594

		839,799

Sweden — 1.8%
AAK AB	2,604	38,934
AF POYRY AB, Class B	2,105	35,177
Assa Abloy AB, Class B	6,776	146,620
Atrium Ljungberg AB, Class B	1,232	21,093
Castellum AB	4,396	85,476
Hexagon AB, Class B	980	51,244
Hexpol AB	4,228	35,623
ICA Gruppen AB	1,232	49,544
Intrum AB	1,512	43,525
Loomis AB, Class B	991	34,190
Peab AB	5,292	45,843
Skandinaviska Enskilda Banken AB, Class A	39,480	342,560
Svenska Handelsbanken AB, Class A	34,076	360,404
Trelleborg AB, Class B	3,640	56,492

		1,346,725

Switzerland — 11.9%
ABB Ltd., Registered	33,572	630,718
Cie. Financiere Richemont SA, Registered	6,496	473,160
Geberit AG, Registered	476	194,530
Givaudan SA, Registered	84	214,576
Helvetia Holding AG, Registered	140	85,470
Nestle SA, Registered	24,941	2,376,645
Novartis AG, Registered	24,640	2,369,735
Partners Group Holding AG	252	183,199
Roche Holding AG, NVS	8,008	2,206,039
Roche Holding AG Bearer	224	61,044
Sika AG, Registered	840	117,325
Sonova Holding AG, Registered	392	77,542

		8,989,983

Taiwan — 3.1%
E.Sun Financial Holding Co. Ltd.	140,738	108,451
Taiwan Semiconductor Manufacturing Co. Ltd.	282,000	2,246,265

		2,354,716

Thailand — 0.2%
Airports of Thailand PCL, NVDR	36,400	77,996
Thanachart Capital PCL, NVDR	39,200	67,320

		145,316

Turkey — 0.0%
BIM Birlesik Magazalar AS	952	12,840

United Arab Emirates — 0.1%
DP World PLC	3,500	56,000

United Kingdom — 9.9%
Ashtead Group PLC	3,948	95,301
Associated British Foods PLC	2,856	90,768
BAE Systems PLC	59,976	377,004
Barratt Developments PLC	18,368	143,415
BBA Aviation PLC	18,396	59,688
Bellway PLC	2,576	102,210
Bodycote PLC	4,340	46,543
Bovis Homes Group PLC	3,827	53,034
Brewin Dolphin Holdings PLC	14,112	57,409
Britvic PLC	4,620	57,341
Bunzl PLC	3,084	101,751
Burberry Group PLC	4,256	108,392

Security	Shares	Value

United Kingdom (continued)
Close Brothers Group PLC	2,800	$53,086
Compass Group PLC	14,140	332,482
Croda International PLC	1,196	78,515
Daily Mail & General Trust PLC, Class A, NVS	5,796	48,751
Dairy Crest Group PLC	6,160	49,846
DCC PLC	924	79,887
Dechra Pharmaceuticals PLC	672	23,625
Diageo PLC	23,688	968,596
Domino’s Pizza Group PLC	9,996	31,521
DS Smith PLC	23,828	104,294
Experian PLC	6,300	170,670
Ferguson PLC	2,772	176,413
Greencore Group PLC	9,968	26,237
Halma PLC	3,054	66,538
Hill & Smith Holdings PLC	1,148	18,594
Howden Joinery Group PLC	8,616	54,485
Inchcape PLC	8,960	66,666
InterContinental Hotels Group PLC	1,542	92,729
Intertek Group PLC	1,232	77,972
Investec PLC	15,568	89,725
ITV PLC	84,840	140,510
IWG PLC	8,699	28,247
Johnson Matthey PLC	2,251	92,160
Kingfisher PLC	40,068	122,591
Meggitt PLC	11,620	76,131
Micro Focus International PLC	9,100	236,740
Mondi PLC	4,844	107,177
Moneysupermarket.com Group PLC	10,248	49,689
National Express Group PLC	6,036	31,933
Paragon Banking Group PLC	9,773	55,498
PayPoint PLC	3,416	38,147
Pennon Group PLC	8,960	86,818
Prudential PLC	33,852	678,205
QinetiQ Group PLC	10,233	40,162
Rank Group PLC	9,940	20,387
Redrow PLC	6,384	49,995
RELX PLC	21,868	467,747
Renishaw PLC	532	25,691
Rentokil Initial PLC	10,035	46,198
Rightmove PLC	11,144	74,058
Rotork PLC	10,136	37,351
RPC Group PLC	6,804	70,041
RWS Holdings PLC	2,268	14,245
Sage Group PLC (The)	11,704	106,939
Schroders PLC	2,632	92,669
Senior PLC	6,516	18,527
Smiths Group PLC	5,110	95,551
Spectris PLC	1,653	54,064
Spirax-Sarco Engineering PLC	1,001	93,783
Synthomer PLC	10,500	51,910
Travis Perkins PLC	3,388	60,526
United Utilities Group PLC	12,516	132,820
Victrex PLC	1,768	49,670
WH Smith PLC	2,072	57,292
Whitbread PLC	1,820	120,427

		7,427,387

Total Common Stocks — 98.2% (Cost: $70,037,053)		73,941,246

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	6,636	$84,161

Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	1,260	128,746
Sartorius AG, Preference Shares, NVS	156	26,783
Sixt SE, Preference Shares, NVS	588	40,076

		195,605

South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	14,594	466,067

Spain — 0.1%
Grifols SA, Class B, Preference Shares, NVS	3,780	75,041

Total Preferred Stocks — 1.1% (Cost: $746,068)		820,874

Rights

Sweden — 0.0%
AF POYRY AB (Expires 04/12/19)(b)	2,105	4,312

Total Rights — 0.0% (Cost: $0)		4,312

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(e)(f)(g)	233,918	$234,011

Total Short-Term Investments — 0.3% (Cost: $233,955)		234,011

Total Investments in Securities — 99.6% (Cost: $71,017,076)		75,000,443

Other Assets, Less Liabilities — 0.4%		328,312

Net Assets — 100.0%		$75,328,755

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	117,109	116,809	233,918	$234,011	$5,611	(b)	$67		$63
BlackRock Cash Funds: Treasury, SL Agency Shares	2,121	(2,121)	—	—	1,316		—		—

				$234,011	$6,927		$67		$63

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	10	06/21/19	$529	$6,614

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (continued) March 31, 2019	iShares® International Dividend Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$6,614

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(34,289)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$6,664

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$319,120

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$73,941,246	$—	$—	$73,941,246
Preferred Stocks	820,874	—	—	820,874
Rights	4,312	—	—	4,312
Money Market Funds	234,011	—	—	234,011

	$75,000,443	$—	$—	$75,000,443

Derivative financial instruments(a)
Assets
Futures Contracts	$6,614	$—	$—	$6,614

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 31.8%
Ambev SA, ADR	15,442,966	$66,404,754
B3 SA — Brasil, Bolsa, Balcao	7,222,150	59,607,744
Banco do Brasil SA	4,220,800	52,839,987
BRF SA, ADR(a)(b)	2,650,642	15,426,736
CCR SA	3,895,600	11,751,765
Cielo SA	3,906,716	9,526,617
Embraer SA, ADR(b)	616,903	11,727,326
Kroton Educacional SA	5,420,400	14,763,790
Petroleo Brasileiro SA, ADR	5,221,631	83,128,366
Ultrapar Participacoes SA	1,520,800	18,366,678
Vale SA, ADR(b)	10,937,407	142,842,535

		486,386,298

Chile — 9.0%
Banco de Chile	102,861,256	15,144,817
Banco Santander Chile, ADR	545,381	16,225,085
Cencosud SA	4,720,578	8,172,692
Empresas CMPC SA	3,946,502	13,919,108
Empresas COPEC SA	1,276,740	16,210,597
Enel Americas SA, ADR	1,934,811	17,277,862
Enel Chile SA	95,952,386	10,053,867
LATAM Airlines Group SA, ADR(b)	1,021,093	10,803,164
SACI Falabella	2,288,252	17,015,401
Sociedad Quimica y Minera de Chile SA, ADR(b)	325,153	12,498,881

		137,321,474

Colombia — 2.5%
Bancolombia SA, ADR	396,490	20,244,779
Ecopetrol SA, ADR	865,418	18,554,562

		38,799,341

Mexico — 21.5%
Alfa SAB de CV, Class A	10,639,400	11,315,418
America Movil SAB de CV, Series L, NVS	81,866,800	58,580,291
Cemex SAB de CV, CPO(a)	53,100,115	24,828,872
Fibra Uno Administracion SA de CV	10,575,800	14,622,655
Fomento Economico Mexicano SAB de CV	6,519,200	60,209,547
Grupo Financiero Banorte SAB de CV, Class O	10,113,500	55,026,616
Grupo Mexico SAB de CV, Series B	12,560,800	34,553,127
Grupo Televisa SAB, CPO	7,674,600	17,008,947
Infraestructura Energetica Nova SAB de CV	1,828,600	7,353,993
Wal-Mart de Mexico SAB de CV	17,151,000	45,906,943

		329,406,409

Peru — 4.5%
Credicorp Ltd.	235,063	56,403,367

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	297,409	$11,801,189

		68,204,556

Total Common Stocks — 69.3% (Cost: $1,229,057,262)		1,060,118,078

Preferred Stocks

Brazil — 30.4%
Banco Bradesco SA, Preference Shares, ADR, NVS(b)	11,786,646	128,592,308
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS(b)	3,406,731	12,162,030
Gerdau SA, Preference Shares, ADR, NVS(b)	3,658,475	14,194,883
Itau Unibanco Holding SA, Preference Shares, ADR, NVS	16,999,270	149,763,569
Itausa-Investimentos Itau SA, Preference Shares, NVS	16,073,423	49,479,561
Petroleo Brasileiro SA, ADR, Preference Shares(b)	7,664,275	109,599,132

		463,791,483

Total Preferred Stocks — 30.4% (Cost: $518,465,701)		463,791,483

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	106,085,774	106,128,208
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	1,645,351	1,645,351

		107,773,559

Total Short-Term Investments — 7.0% (Cost: $107,756,926)		107,773,559

Total Investments in Securities — 106.7% (Cost: $1,855,279,889)		1,631,683,120

Other Assets, Less Liabilities — (6.7)%		(102,518,891)

Net Assets — 100.0%		$1,529,164,229

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (continued) March 31, 2019	iShares® Latin America 40 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	45,133,933	60,951,841	106,085,774	$106,128,208	$1,047,920	(b)	$16,722		$20,514
BlackRock Cash Funds: Treasury, SL Agency Shares	9,886,029	(8,240,678)	1,645,351	1,645,351	28,946		—		—

				$107,773,559	$1,076,866		$16,722		$20,514

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,060,118,078	$—	$—	$1,060,118,078
Preferred Stocks	463,791,483	—	—	463,791,483
Money Market Funds	107,773,559	—	—	107,773,559

	$1,631,683,120	$—	$—	$1,631,683,120

See notes to financial statements.

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

March 31, 2019

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF	iShares International Developed Property ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,084,350,800	$25,787,592	$1,983,487,346	$130,959,969
Affiliated(c)	17,887,511	1,873,978	10,827,996	2,157,829
Foreign currency, at value(d)	530,728	10,546	5,787,846	271,296
Foreign currency pledged:
Futures contracts(e)	—	—	1,067,371	—
Receivables:
Investments sold	—	2,189,636	60	—
Securities lending income — Affiliated	214,712	385	20,493	4,161
Variation margin on futures contracts	—	—	147,228	—
Dividends	4,054,697	92,292	7,199,698	709,874
Tax reclaims	—	—	4,162,907	48,754
Foreign withholding tax claims	—	—	1,032,870	—

Total assets	1,107,038,448	29,954,429	2,013,733,815	134,151,883

LIABILITIES
Collateral on securities loaned, at value	16,833,428	1,826,150	9,847,982	2,098,288
Deferred foreign capital gain tax	—	—	—	1,933
Payables:
Investments purchased	—	2,336,509	—	116,585
Investment advisory fees	459,971	18,906	1,015,919	63,971
Professional fees	—	—	10,329	—
Foreign taxes	249	—	—	3

Total liabilities	17,293,648	4,181,565	10,874,230	2,280,780

NET ASSETS	$1,089,744,800	$25,772,864	$2,002,859,585	$131,871,103

NET ASSETS CONSIST OF:
Paid-in capital	$1,052,128,864	$53,335,776	$2,537,175,975	$166,923,254
Accumulated earnings (loss)	37,615,936	(27,562,912)	(534,316,390)	(35,052,151)

NET ASSETS	$1,089,744,800	$25,772,864	$2,002,859,585	$131,871,103

Shares outstanding	17,850,000	900,000	46,150,000	3,400,000

Net asset value	$61.05	$28.64	$43.40	$38.79

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$16,351,779	$1,740,749	$8,669,044	$1,921,756
(b) Investments, at cost — Unaffiliated	$991,344,250	$23,522,963	$2,282,704,802	$141,924,149
(c) Investments, at cost — Affiliated	$17,885,970	$1,873,978	$10,827,347	$2,157,228
(d) Foreign currency, at cost	$530,853	$11,082	$5,835,918	$271,475
(e) Foreign currency collateral pledged, at cost	$—	$—	$1,075,440	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Assets and Liabilities  (continued)

March 31, 2019

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$74,766,432	$1,523,909,561
Affiliated(c)	234,011	107,773,559
Cash	—	605
Foreign currency, at value(d)	163,009	839,518
Cash pledged:
Futures contracts	24,000	—
Receivables:
Investments sold	—	166,555
Securities lending income — Affiliated	432	167,870
Variation margin on futures contracts	3,909	—
Capital shares sold	—	13,296,309
Dividends	296,988	3,046,869
Tax reclaims	96,555	—

Total assets	75,585,336	1,649,200,846

LIABILITIES
Bank overdraft	. 2,342	—
Collateral on securities loaned, at value	233,905	106,078,233
Deferred foreign capital gain tax	6,220	—
Payables:
Investments purchased	—	13,398,518
Investment advisory fees	14,114	559,866

Total liabilities	256,581	120,036,617

NET ASSETS	$75,328,755	$1,529,164,229

NET ASSETS CONSIST OF:
Paid-in capital	$74,685,795	$2,264,030,781
Accumulated earnings (loss)	642,960	(734,866,552)

NET ASSETS	$75,328,755	$1,529,164,229

Shares outstanding	1,400,000	46,000,000

Net asset value	$53.81	$33.24

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$223,313	$105,157,687
(b) Investments, at cost — Unaffiliated	$70,783,121	$1,747,522,963
(c) Investments, at cost — Affiliated	$233,955	$107,756,926
(d) Foreign currency, at cost	$163,191	$843,265

See notes to financial statements.

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended March 31, 2019

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF	iShares International Developed Property ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$32,223,267	$1,134,753	$91,966,186	$6,101,146
Dividends — Affiliated	27,598	1,017	33,556	2,536
Non-cash dividends — Unaffiliated	—	—	5,409,697	—
Interest — Unaffiliated	47	—	—	—
Securities lending income — Affiliated — net	706,469	6,445	159,057	44,515
Foreign taxes withheld	(3,419,960)	(38,263)	(9,053,790)	(526,096)
Other foreign taxes	(219)	—	—	—

Total investment income	29,537,202	1,103,952	88,514,706	5,622,101

EXPENSES
Investment advisory fees	5,047,562	249,915	13,701,876	740,643
Professional fees	—	—	1,219	—

Total expenses	5,047,562	249,915	13,703,095	740,643

Net investment income	24,489,640	854,037	74,811,611	4,881,458

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(20,997,469)	(3,581,722)	(40,271,602)	(3,115,371)
Investments — Affiliated	2,177	60	2,226	293
In-kind redemptions — Unaffiliated	18,622,102	3,280,927	35,636,099	872,688
Futures contracts	—	—	502,966	—
Foreign currency transactions	(181,822)	(2,777)	(1,229,739)	(42,289)

Net realized loss	(2,555,012)	(303,512)	(5,360,050)	(2,284,679)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(93,422,574)	(4,338,663)	(176,140,563)	915,431
Investments — Affiliated	2,816	74	3,335	721
Futures contracts	—	—	593,383	—
Foreign currency translations	(47,868)	(850)	(444,800)	(8,961)

Net change in unrealized appreciation (depreciation)	(93,467,626)	(4,339,439)	(175,988,645)	907,191

Net realized and unrealized loss	(96,022,638)	(4,642,951)	(181,348,695)	(1,377,488)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,532,998)	$(3,788,914)	$(106,537,084)	$3,503,970

(a) Net of foreign capital gain tax of	$—	$—	$—	$3
(b) Net of deferred foreign capital gain tax of	$—	$—	$—	$1,933

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Operations  (continued)

Year Ended March 31, 2019

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,126,862	$44,576,908
Dividends — Affiliated	1,316	28,946
Interest — Unaffiliated	93	—
Securities lending income — Affiliated — net	5,611	1,047,920
Foreign taxes withheld	(241,365)	(3,701,348)
Other foreign taxes	(463)	—

Total investment income	1,892,054	41,952,426

EXPENSES
Investment advisory fees	138,032	6,395,659
Commitment fees	13	—

Total expenses	138,045	6,395,659

Net investment income	1,754,009	35,556,767

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(2,770,115)	(98,369,554)
Investments — Affiliated	67	16,722
In-kind redemptions — Unaffiliated	—	26,030,119
Futures contracts	(34,289)	—
Foreign currency transactions	(23,838)	(594,168)

Net realized loss	(2,828,175)	(72,916,881)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	1,104,347	(170,203,191)
Investments — Affiliated	63	20,514
Futures contracts	6,664	—
Foreign currency translations	(2,916)	(16,112)

Net change in unrealized appreciation (depreciation)	1,108,158	(170,198,789)

Net realized and unrealized loss	(1,720,017)	(243,115,670)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,992	$(207,558,903)

(a) Net of foreign capital gain tax of	$549	$—
(b) Net of deferred foreign capital gain tax of	$6,220	$—
See notes to financial statements.

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,489,640	$9,627,070	$854,037	$943,750
Net realized gain (loss)	(2,555,012)	10,097,846	(303,512)	2,246,088
Net change in unrealized appreciation (depreciation)	(93,467,626)	102,305,939	(4,339,439)	(754,714)

Net increase (decrease) in net assets resulting from operations	(71,532,998)	122,030,855	(3,788,914)	2,435,124

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(22,518,610)	(9,620,627)	(855,986)	(1,176,735)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	236,296,771	488,323,498	(11,268,037)	(6,807,533)

NET ASSETS(b)
Total increase (decrease) in net assets	142,245,163	600,733,726	(15,912,937)	(5,549,144)
Beginning of year	947,499,637	346,765,911	41,685,801	47,234,945

End of year	$1,089,744,800	$947,499,637	$25,772,864	$41,685,801

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets  (continued)

	iShares Europe ETF		iShares International Developed Property ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$74,811,611	$72,401,870	$4,881,458	$4,821,780
Net realized gain (loss)	(5,360,050)	87,001,261	(2,284,679)	19,755,671
Net change in unrealized appreciation (depreciation)	(175,988,645)	226,647,639	907,191	(14,710,338)

Net increase (decrease) in net assets resulting from operations	(106,537,084)	386,050,770	3,503,970	9,867,113

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(74,318,180)	(75,911,942)	(5,955,940)	(6,133,250)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(581,834,739)	(15,924,658)	(21,456,980)	20,707,431

NET ASSETS(b)
Total increase (decrease) in net assets	(762,690,003)	294,214,170	(23,908,950)	24,441,294
Beginning of year	2,765,549,588	2,471,335,418	155,780,053	131,338,759

End of year	$2,002,859,585	$2,765,549,588	$131,871,103	$155,780,053

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares International Dividend Growth ETF		iShares Latin America 40 ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,754,009	$930,420	$35,556,767	$32,752,782
Net realized gain (loss)	(2,828,175)	1,163,295	(72,916,881)	55,449,138
Net change in unrealized appreciation (depreciation)	1,108,158	1,599,003	(170,198,789)	102,783,569

Net increase (decrease) in net assets resulting from operations	33,992	3,692,718	(207,558,903)	190,985,489

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(1,748,797)	(1,040,662)	(37,464,757)	(23,104,971)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	20,646,683	33,254,440	3,589,036	521,227,629

NET ASSETS(b)
Total increase (decrease) in net assets	18,931,878	35,906,496	(241,434,624)	689,108,147
Beginning of year	56,396,877	20,490,381	1,770,598,853	1,081,490,706

End of year	$75,328,755	$56,396,877	$1,529,164,229	$1,770,598,853

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Financial Highlights

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$67.20	$52.54	$43.58	$49.72	$45.98

Net investment income(a)	1.48	1.06	1.04	1.06	1.09
Net realized and unrealized gain (loss)(b)	(6.25)	14.56	8.98	(5.98)	3.71

Net increase (decrease) from investment operations	(4.77)	15.62	10.02	(4.92)	4.80

Distributions(c)
From net investment income	(1.38)	(0.96)	(1.06)	(1.22)	(1.06)

Total distributions	(1.38)	(0.96)	(1.06)	(1.22)	(1.06)

Net asset value, end of year	$61.05	$67.20	$52.54	$43.58	$49.72

Total Return
Based on net asset value	(6.94)%	29.86%	23.38%	(9.93)%	10.58%

Ratios to Average Net Assets
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	2.43%	1.67%	2.20%	2.32%	2.27%

Supplemental Data
Net assets, end of year (000)	$1,089,745	$947,500	$346,766	$305,056	$387,782

Portfolio turnover rate(d)	10%	16%	12%	10%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$32.07	$31.49	$29.66	$32.87	$33.48

Net investment income(a)	0.75	0.66	0.90	0.67	0.92
Net realized and unrealized gain (loss)(b)	(3.45)	0.77	1.82	(3.32)	(0.53)

Net increase (decrease) from investment operations	(2.70)	1.43	2.72	(2.65)	0.39

Distributions(c)
From net investment income	(0.73)	(0.85)	(0.89)	(0.56)	(1.00)

Total distributions	(0.73)	(0.85)	(0.89)	(0.56)	(1.00)

Net asset value, end of year	$28.64	$32.07	$31.49	$29.66	$32.87

Total Return
Based on net asset value	(8.35)%	4.55%	9.46%	(8.11)%	1.18%

Ratios to Average Net Assets
Total expenses	0.75%	0.75%	0.75%	0.75%	0.75%

Total expenses after fees waived	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	2.56%	2.02%	3.03%	2.19%	2.66%

Supplemental Data
Net assets, end of year (000)	$25,773	$41,686	$47,235	$47,460	$80,536

Portfolio turnover rate(d)	25%	21%	24%	12%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Europe ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$46.48	$41.82	$39.32		$44.28	$48.19

Net investment income(a)	1.42	1.10	1.24	(b)	1.09	1.27
Net realized and unrealized gain (loss)(c)	(3.16)	4.69	2.46		(4.92)	(3.57)

Net increase (decrease) from investment operations	(1.74)	5.79	3.70		(3.83)	(2.30)

Distributions(d)
From net investment income	(1.34)	(1.13)	(1.20)		(1.13)	(1.61)

Total distributions	(1.34)	(1.13)	(1.20)		(1.13)	(1.61)

Net asset value, end of year	$43.40	$46.48	$41.82		$39.32	$44.28

Total Return
Based on net asset value	(3.73)%	13.96%	9.65	%(b)	(8.94)%	(4.99)%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.60%		0.60%	0.60%

Total expenses excluding professional fees for foreign withholding tax claims	0.59%	N/A	0.60%		N/A	N/A

Net investment income	3.23%	2.39%	3.17	%(b)	2.61%	2.76%

Supplemental Data
Net assets, end of year (000)	$2,002,860	$2,765,550	$2,471,335		$2,709,154	$2,710,221

Portfolio turnover rate(e)	7%	3%	5%		3%	4%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.02.
•	Total return by 0.05%.
•	Ratio of net investment income to average net assets by 0.04%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$38.95	$35.50	$36.74	$38.14	$36.37

Net investment income(a)	1.19	1.17	1.09	0.95	1.51
Net realized and unrealized gain (loss)(b)	0.23	3.96	(0.43)	(1.17)	1.66

Net increase (decrease) from investment operations	1.42	5.13	0.66	(0.22)	3.17

Distributions(c)
From net investment income	(1.58)	(1.68)	(1.87)	(1.18)	(1.40)
Return of capital	—	—	(0.03)	—	—

Total distributions	(1.58)	(1.68)	(1.90)	(1.18)	(1.40)

Net asset value, end of year	$38.79	$38.95	$35.50	$36.74	$38.14

Total Return
Based on net asset value	3.91%	14.58%	1.97%	(0.47)%	8.80%

Ratios to Average Net Assets
Total expenses	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.16%	3.04%	3.00%	2.60%	3.98%

Supplemental Data
Net assets, end of year (000)	$131,871	$155,780	$131,339	$146,966	$167,820

Portfolio turnover rate(d)	9%	11%	8%	15%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares International Dividend Growth ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Period From 05/17/16 to 03/31/17	(a)

Net asset value, beginning of period	$56.40	$51.23	$48.33

Net investment income(b)	1.51	1.27	1.09
Net realized and unrealized gain (loss)(c)	(2.58)	5.31	2.70

Net increase (decrease) from investment operations	(1.07)	6.58	3.79

Distributions(d)
From net investment income	(1.52)	(1.41)	(0.89)

Total distributions	(1.52)	(1.41)	(0.89)

Net asset value, end of period	$53.81	$56.40	$51.23

Total Return
Based on net asset value	(1.88)%	12.93%	7.92	%(e)

Ratios to Average Net Assets
Total expenses	0.22%	0.22%	0.22	%(f)

Net investment income	2.80%	2.26%	2.56	%(f)

Supplemental Data
Net assets, end of period (000)	$75,329	$56,397	$20,490

Portfolio turnover rate(g)	34%	42%	42	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$37.28	$31.58	$25.23	$29.37	$36.56

Net investment income(a)	0.88	0.83	0.53	0.58	0.88
Net realized and unrealized gain (loss)(b)	(3.96)	5.49	6.26	(4.03)	(7.33)

Net increase (decrease) from investment operations	(3.08)	6.32	6.79	(3.45)	(6.45)

Distributions(c)
From net investment income	(0.96)	(0.62)	(0.44)	(0.69)	(0.74)

Total distributions	(0.96)	(0.62)	(0.44)	(0.69)	(0.74)

Net asset value, end of year	$33.24	$37.28	$31.58	$25.23	$29.37

Total Return
Based on net asset value	(7.93)%	20.38%	27.27%	(11.70)%	(17.96)%

Ratios to Average Net Assets
Total expenses	0.48%	0.48%	0.49%	0.49%	0.49%

Net investment income	2.68%	2.43%	1.87%	2.27%	2.42%

Supplemental Data
Net assets, end of year (000)	$1,529,164	$1,770,599	$1,081,491	$674,938	$646,094

Portfolio turnover rate(d)	20%	16%	13%	18%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
International Dividend Growth	Non-diversified
Latin America 40	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Asia 50
Credit Suisse Securities (USA) LLC	$6,738,896	$6,731,018		$—	$(7,878	)(b)
Goldman Sachs & Co.	5,957,963	5,957,963		—	—
HSBC Bank PLC	149,145	149,145		—	—
Macquarie Bank Limited	2,899,382	2,899,382		—	—
Morgan Stanley & Co. LLC	606,393	606,393		—	—

	$16,351,779	$16,343,901		$—	$(7,878)

Emerging Markets Infrastructure
Barclays Capital Inc.	$1,268,475	$1,268,475		$—	$—
Credit Suisse Securities (USA) LLC	108,994	108,994		—	—
RBC Capital Markets LLC	363,280	363,280		—	—

	$1,740,749	$1,740,749		$—	$—

Europe
BNP Paribas New York Branch	$60	$60		$—	$—
Citigroup Global Markets Inc.	4,442,514	4,442,514		—	—
Goldman Sachs & Co.	4,226,470	4,226,470		—	—

	$8,669,044	$8,669,044		$—	$—

International Developed Property
Barclays Capital Inc.	$92,423	$92,423		$—	$—
Citigroup Global Markets Inc.	74,675	74,675		—	—
Credit Suisse Securities (USA) LLC	151,009	151,009		—	—
Goldman Sachs & Co.	258,405	258,405		—	—
JPMorgan Securities LLC	85,377	85,377		—	—
Macquarie Bank Limited	41,679	41,679		—	—
Merrill Lynch, Pierce, Fenner & Smith	182,083	182,083		—	—
Morgan Stanley & Co. LLC	781,427	781,427		—	—
SG Americas Securities LLC	143,829	143,829		—	—
UBS AG	110,849	110,849		—	—

	$1,921,756	$1,921,756		$—	$—

International Dividend Growth
Citigroup Global Markets Inc.	$120,359	$120,359		$—	$—
Credit Suisse Securities (USA) LLC	14,708	14,708		—	—
JPMorgan Securities LLC	54,958	54,958		—	—
Morgan Stanley & Co. LLC	33,288	33,288		—	—

	$223,313	$223,313		$—	$—

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Latin America 40
Barclays Capital Inc.	$836,261	$836,261		$—	$—
Citigroup Global Markets Inc.	41,323,536	40,985,214		—	(338,322	)(b)
Credit Suisse Securities (USA) LLC	4,911,848	4,911,848		—	—
Deutsche Bank Securities Inc.	64,538	64,538		—	—
Goldman Sachs & Co.	17,568,331	17,568,331		—	—
ING Financial Markets LLC	529,038	529,038		—	—
JPMorgan Securities LLC	8,344,101	8,344,101		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,345,884	7,345,884		—	—
Scotia Capital (USA) Inc.	129,605	129,605		—	—
SG Americas Securities LLC	17,373,040	17,373,040		—	—
UBS AG	6,324,041	6,306,495		—	(17,546	)(b)
UBS Securities LLC	407,464	407,464		—	—

	$105,157,687	$104,801,819		$—	$(355,868)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
Emerging Markets Infrastructure	0.75
International Developed Property	0.48
International Dividend Growth	0.22

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $12 billion	0.6000%
Over $12 billion, up to and including $18 billion	0.5700
Over $18 billion, up to and including $24 billion	0.5415
Over $24 billion, up to and including $30 billion(a)	0.5145
Over $30 billion(a)	0.4888

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

(a)	Break level added or amended effective June 29, 2018.

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion	0.4073

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Emerging Markets Infrastructure ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Asia 50	$157,799
Emerging Markets Infrastructure	1,669
Europe	40,689
International Developed Property	10,452
International Dividend Growth	1,327
Latin America 40	258,762

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Asia 50	$1,044,584	$6,597,433
Emerging Markets Infrastructure	299,877	62,072
Europe	11,225,722	12,495,488
International Developed Property	138,225	56,356
International Dividend Growth	2,540,996	5,470,798
Latin America 40	15,342	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Asia 50	$341,052,377	$100,026,482
Emerging Markets Infrastructure	8,574,804	8,333,783
Europe	163,216,752	162,688,565
International Developed Property	13,782,676	15,114,987
International Dividend Growth	26,238,999	21,227,079
Latin America 40	274,416,445	277,930,564

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$44,775,163	$49,064,370
Emerging Markets Infrastructure	1,961,243	13,412,038
Europe	28,237,982	608,920,390
International Developed Property	99,673,778	119,897,870
International Dividend Growth	15,428,715	—
Latin America 40	732,182,533	732,720,148

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Asia 50	$17,131,056	$(181,822)	$(16,949,234)
Emerging Markets Infrastructure	2,583,680	8,095	(2,591,775)
Europe	(13,777,813)	(209,242)	13,987,055
International Developed Property	(5,270,036)	358,871	4,911,165
International Dividend Growth	—	(13,026)	13,026
Latin America 40	(8,448,561)	(594,168)	9,042,729

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18
Asia 50
Ordinary income	$22,518,610	$9,620,627

Emerging Markets Infrastructure
Ordinary income	$855,986	$1,176,735

Europe
Ordinary income	$74,318,180	$75,911,942

International Developed Property
Ordinary income	$5,955,940	$6,133,250

International Dividend Growth
Ordinary income	$1,748,797	$1,040,662

Latin America 40
Ordinary income	$37,464,757	$23,104,971

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Qualified Late-Year Losses	(c)	Total

Asia 50	$1,496,491	$(35,063,379)	$71,182,824	$—		$37,615,936
Emerging Markets Infrastructure	—	(28,705,887)	1,147,124	(4,149)		(27,562,912)
Europe	14,932,903	(208,025,673)	(341,223,620)	—		(534,316,390)
International Developed Property	1,234,903	(20,877,714)	(15,409,340)	—		(35,052,151)
International Dividend Growth	14,014	(2,762,445)	3,391,391	—		642,960
Latin America 40	10,758,756	(445,366,115)	(300,259,193)	—		(734,866,552)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$1,031,022,600	$129,958,834	$(58,743,123)	$71,215,711
Emerging Markets Infrastructure	26,513,763	5,360,810	(4,213,003)	1,147,807
Europe	2,336,360,181	202,840,270	(544,885,109)	(342,044,839)
International Developed Property	148,521,856	4,647,100	(20,051,158)	(15,404,058)
International Dividend Growth	71,600,391	7,046,092	(3,646,040)	3,400,052
Latin America 40	1,931,746,818	73,050,952	(373,114,650)	(300,063,698)

9.	LINE OF CREDIT

The iShares International Dividend Growth ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the year ended March 31, 2019.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (continued)

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/19		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount
Asia 50
Shares sold	5,150,000	$328,703,092	9,000,000	$570,651,334
Shares redeemed	(1,400,000)	(92,406,321)	(1,500,000)	(82,327,836)

Net increase	3,750,000	$236,296,771	7,500,000	$488,323,498

Emerging Markets Infrastructure
Shares sold	150,000	$4,480,436	50,000	$1,658,795
Shares redeemed	(550,000)	(15,748,473)	(250,000)	(8,466,328)

Net decrease	(400,000)	$(11,268,037)	(200,000)	$(6,807,533)

Europe
Shares sold	1,000,000	$42,296,240	12,350,000	$551,329,888
Shares redeemed	(14,350,000)	(624,130,979)	(11,950,000)	(567,254,546)

Net increase (decrease)	(13,350,000)	$(581,834,739)	400,000	$(15,924,658)

International Developed Property
Shares sold	2,700,000	$101,706,341	4,600,000	$187,411,201
Shares redeemed	(3,300,000)	(123,163,321)	(4,300,000)	(166,703,770)

Net increase (decrease)	(600,000)	$(21,456,980)	300,000	$20,707,431

International Dividend Growth
Shares sold	400,000	$20,646,683	750,000	$41,810,359
Shares redeemed	—	—	(150,000)	(8,555,919)

Net increase	400,000	$20,646,683	600,000	$33,254,440

Latin America 40
Shares sold	27,000,000	$926,098,504	34,500,000	$1,224,914,370
Shares redeemed	(28,500,000)	(922,509,468)	(21,250,000)	(703,686,741)

Net increase (decrease)	(1,500,000)	$3,589,036	13,250,000	$521,227,629

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Europe ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Foreign withholding tax claims and associated payable amounts are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

14.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Asia 50	$9,620,627
Emerging Markets Infrastructure	1,176,735
Europe	75,911,942
International Developed Property	6,133,250
International Dividend Growth	1,040,662
Latin America 40	23,104,971

Undistributed (distributions in excess of) net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
Asia 50	$(935,648)
Emerging Markets Infrastructure	(10,295)
Europe	13,863,108
International Developed Property	174,948
International Dividend Growth	21,828
Latin America 40	13,094,359

15.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF,

iShares Europe ETF, iShares International Developed Property ETF,

iShares International Dividend Growth ETF and iShares Latin America 40 ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares International Developed Property ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2019 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Latin America 40	1.31%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2019:

iShares ETF	Qualified Dividend Income
Asia 50	$16,319,450
Emerging Markets Infrastructure	547,627
Europe	93,695,817
International Developed Property	2,183,722
International Dividend Growth	1,910,206
Latin America 40	31,986,999

For the fiscal year ended March 31, 2019, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Asia 50	$32,223,267	$2,720,097
Emerging Markets Infrastructure	1,134,755	25,629
Europe	97,417,882	8,417,478
International Developed Property	6,078,084	420,621
International Dividend Growth	2,126,858	204,585
Latin America 40	44,067,854	3,469,511

I M P O R T A N T T A X I N F O R M A T I O N	65

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Asia 50(a)	$1.309177	$—	$0.070527	$1.379704	95%	—%	5%	100%
Emerging Markets Infrastructure(a)	0.658795	—	0.070662	0.729457	90	—	10	100
International Developed Property	1.578935	—	—	1.578935	100	—	—	100
International Dividend Growth	1.518430	—	—	1.518430	100	—	—	100
Latin America 40(a)	0.842408	—	0.119453	0.961861	88	—	12	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

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Supplemental Information  (unaudited) (continued)

iShares Asia 50 ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	21	1.59
Greater than 1.0% and Less than 1.5%	64	4.85
Greater than 0.5% and Less than 1.0%	197	14.94
Greater than 0.0% and Less than 0.5%	413	31.31
At NAV	13	0.99
Less than 0.0% and Greater than –0.5%	341	25.85
Less than –0.5% and Greater than –1.0%	157	11.90
Less than –1.0% and Greater than –1.5%	62	4.70
Less than –1.5% and Greater than –2.0%	21	1.59
Less than –2.0% and Greater than –2.5%	10	0.76
Less than –2.5% and Greater than –3.0%	8	0.61
Less than –3.0% and Greater than –3.5%	2	0.15
Less than –3.5% and Greater than –4.0%	3	0.23

	1,319	100.00%

iShares Emerging Markets Infrastructure ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	9	0.68
Greater than 0.5% and Less than 1.0%	48	3.64
Greater than 0.0% and Less than 0.5%	375	28.43
At NAV	30	2.27
Less than 0.0% and Greater than –0.5%	646	48.97
Less than –0.5% and Greater than –1.0%	178	13.50
Less than –1.0% and Greater than –1.5%	22	1.67
Less than –1.5% and Greater than –2.0%	9	0.68
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

iShares Europe ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	0.15%
Greater than 1.5% and Less than 2.0%	5	0.38
Greater than 1.0% and Less than 1.5%	19	1.44
Greater than 0.5% and Less than 1.0%	98	7.43
Greater than 0.0% and Less than 0.5%	607	46.03
At NAV	16	1.21
Less than 0.0% and Greater than –0.5%	473	35.86
Less than –0.5% and Greater than –1.0%	78	5.91
Less than –1.0% and Greater than –1.5%	14	1.06
Less than –1.5% and Greater than –2.0%	4	0.30
Less than –2.0% and Greater than –2.5%	2	0.15
Less than –3.0% and Greater than –3.5%	1	0.08

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	67

Supplemental Information  (unaudited) (continued)

iShares International Developed Property ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	12	0.91
Greater than 0.5% and Less than 1.0%	97	7.35
Greater than 0.0% and Less than 0.5%	427	32.38
At NAV	18	1.36
Less than 0.0% and Greater than –0.5%	578	43.82
Less than –0.5% and Greater than –1.0%	136	10.31
Less than –1.0% and Greater than –1.5%	33	2.50
Less than –1.5% and Greater than –2.0%	12	0.91
Less than –2.0% and Greater than –2.5%	2	0.15
Less than –2.5% and Greater than –3.0%	1	0.08

	1,319	100.00%

iShares International Dividend Growth ETF

Period Covered: May 19, 2016 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.14%
Greater than 2.5% and Less than 3.0%	2	0.28
Greater than 2.0% and Less than 2.5%	22	3.06
Greater than 1.5% and Less than 2.0%	112	15.56
Greater than 1.0% and Less than 1.5%	201	27.91
Greater than 0.5% and Less than 1.0%	202	28.05
Greater than 0.0% and Less than 0.5%	126	17.50
At NAV	1	0.14
Less than 0.0% and Greater than –0.5%	44	6.11
Less than –0.5% and Greater than –1.0%	6	0.83
Less than –1.0% and Greater than –1.5%	3	0.42

	720	100.00%

iShares Latin America 40 ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	32	2.43
Greater than 0.0% and Less than 0.5%	590	44.73
At NAV	28	2.12
Less than 0.0% and Greater than –0.5%	633	47.99
Less than –0.5% and Greater than –1.0%	26	1.97
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	1	0.08

	1,319	100.00%

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito (a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman (b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	69

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

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Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	71

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	73

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Currency Hedged JPX-Nikkei 400 ETF | HJPX | NYSE Arca

▶	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Global Market Overview

Global equity markets rose modestly during the 12 months ended March 31, 2019 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 2.68% in United States (“U.S.”) dollar terms for the reporting period.

The reporting period was characterized by significant volatility, reflecting concerns about economic growth, corporate profits, a potential trade war between the U.S. and China, political turmoil in the U.S. and Europe, and rising interest rates. The rate of growth for many leading economies decelerated over the course of the reporting period. In the U.S., the pace of growth slowed from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Eurozone economic growth declined from 2.1% to 1.1% during 2018. Similarly, economic growth in China and Japan decreased throughout the reporting period. Growth in the United Kingdom (“U.K.”) was also slow and remained well below a 2% annual rate throughout the reporting period.

Related to economic growth deceleration was a steady downturn in corporate earnings. In the U.S., the December 2017 tax cut led to the second strongest corporate profit growth in the developed world in calendar year 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings growth had been revised down by the largest margin in three years. In Europe and Japan, earnings expectations were repeatedly revised down during the reporting period. Emerging market stocks, which are often sensitive to changes in the global economy, posted earnings growth but trailed the U.S. and Europe. The downturn in global growth meant continued restrained inflation, as consumer prices across the world’s leading economies increased at only a 1.3% annual rate through February 2019.

Political developments also weighed on equities during the reporting period, as investors faced uncertainty about the outcome of the U.K.’s planned exit (“Brexit”) from the European Union (“E.U.”). As the U.K. is one of the largest economies in the world and a key trading partner with Europe and the U.S., the potential of the U.K. leaving the E.U. without a deal in place raised concerns. In the U.S., the longest government shutdown in U.S. history further weighed on expectations for economic growth. Another significant threat to the global economy was a potential trade war between the U.S. and China. These concerns eased late in the reporting period as the U.S. government shutdown ended in January 2019, and the Trump administration reduced trade tensions with China.

Leading central banks reacted to these conditions by slowing their interest rate-raising campaigns or by decreasing interest rates outright. For example, in December 2018 the U.S. Federal Reserve Bank (“Fed”) increased rates for the third time during the reporting period but in early January 2019, announced that it would slow the pace of future rate increases. The European Central Bank (“ECB”) delayed the date of its proposed first rate increase since the Financial Crisis of 2007 — 2008 and took additional steps to stimulate the economy. China also adopted a range of monetary and fiscal policy measures intended to increase growth.

In that environment, U.S. stocks significantly outperformed other developed markets, as both European and Asian equities declined in U.S. dollar terms. Concerns about growth and trade particularly weighed on emerging market equities, most of which posted negative returns for the reporting period. In particular, Chinese markets in 2018 declined the most in a decade.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® Currency Hedged JPX-Nikkei 400 ETF

Investment Objective

The iShares Currency Hedged JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of an index composed of broad-based Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares JPX-Nikkei 400 ETF.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(3.36)%	6.44%	(3.36)%	24.48%
Fund Market	(3.35)	6.50	(3.35)	24.71
Index	(1.90)	7.25	(1.90)	27.77

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/29/15. The first day of secondary market trading was 10/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)(b)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio
$1,000.00	$903.50	$0.00	$1,000.00	$1,024.90	$0.00	0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Currency Hedged JPX-Nikkei 400 ETF

Portfolio Management Commentary

Japanese stocks declined in a difficult business environment, as economic growth remained slow, hindered by a series of natural disasters. Trade tensions and slowing global growth pressured exports, a key driver of the nation’s economy, and weighed on business confidence. Multiyear government stimulus efforts, including accommodative monetary policy and large-scale spending programs, have yet to drive a robust revival, with forecasts predicting more slow growth.

The consumer discretionary sector, driven by automobiles and components stocks, detracted from the Index’s return in U.S. dollar terms. Vehicle exports weakened in the second half of 2018, driven by the Chinese market, where auto sales retreated for the first time in decades. Concerns grew that upcoming trade talks could lead to reduced auto exports to the U.S., another key market. Consumer durables stocks also detracted from the Index’s performance. Shipments of consumer electronics stalled, along with domestic retail sales.

Within the financials sector, Japanese banks struggled in U.S. dollar terms, as interest rates, a key component of banks’ profitability, remained near zero. With exports slowing and talk of potential deflation, monetary policy tightening remained out of reach. In a weak lending market, banks turned to exchanging equity shares with corporate clients in a search for profits, but recent market volatility generated losses.

The industrials sector, particularly capital goods and machinery stocks, also detracted from the Index’s performance in U.S dollar terms, as business conditions and sentiment surveys showed pessimism, especially among large manufacturers. Core machinery orders, a measure of corporate spending, declined toward the end of the reporting period, with companies pointing to weak Chinese exports.

The Japanese yen depreciated by approximately 4% against the U.S. dollar for the reporting period. Japan’s export-heavy economy is particularly sensitive to regional market conditions, and the U.S.-Chinese trade dispute negatively impacted the Japanese yen.

The Japanese yen’s negative performance meant hedging activity contributed to the Index’s return. A fully hedged investor seeks to bypass the currency fluctuations — both on the upside and on the downside — related to holding foreign-currency-denominated securities. The Index’s hedging activity offset the negative impact of the Japanese yen’s performance relative to the U.S. dollar, resulting in an Index return that was relatively close to the return of Japanese equities measured in Japanese yen.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Industrials	23.3%
Consumer Discretionary	15.2
Financials	10.3
Information Technology	10.3
Consumer Staples	10.0
Health Care	9.8
Communication Services	8.3
Materials	6.0
Real Estate	3.8
Utilities	1.9
Energy	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
Takeda Pharmaceutical Co. Ltd.	2.2%
SoftBank Group Corp.	2.0
Keyence Corp.	1.8
Nippon Telegraph & Telephone Corp.	1.5
Honda Motor Co. Ltd.	1.4
Mitsubishi UFJ Financial Group Inc.	1.4
Sumitomo Mitsui Financial Group Inc.	1.4
Toyota Motor Corp.	1.3
Sony Corp.	1.3
Central Japan Railway Co.	1.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	iShares® JPX-Nikkei 400 ETF

Investment Objective

The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	1 Year		5 Years	10 Years	1 Year		5 Years	10 Years
Fund NAV	(7.96	)%(a)	5.35%	7.54%	(7.96	)%(a)	29.79%	106.96%
Fund Market	(9.19)		5.62	7.37	(9.19)		31.43	103.71
Index	(7.73)		5.75	7.74	(7.73)		32.24	110.81

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$913.80	$2.29	$1,000.00	$1,022.50	$2.42	0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® JPX-Nikkei 400 ETF

Portfolio Management Commentary

Japanese stocks declined in a difficult business environment, as economic growth remained slow, hindered by a series of natural disasters. Trade tensions and slowing global growth pressured exports, a key driver of the nation’s economy, and weighed on business confidence. Multiyear government stimulus efforts, including accommodative monetary policy and large-scale spending programs, have yet to drive a robust revival, with forecasts predicting more slow growth.

The consumer discretionary sector, driven by automobiles and components stocks, detracted from the Index’s return. Vehicle exports weakened in the second half of 2018, driven by the Chinese market, where auto sales retreated for the first time in decades, as well as Europe. Concerns grew that upcoming trade talks could lead to reduced auto exports to the U.S., another key market. Consumer durables stocks also detracted from the Index’s performance. Shipments of consumer electronics stalled, along with domestic retail sales.

Within the financials sector, Japanese banks struggled as interest rates, a key component of banks’ profitability, remained near zero. With exports slowing and talk of potential deflation, monetary policy tightening remained out of reach. In a weak lending market, banks turned to exchanging equity shares with corporate clients in a search for profits, but recent market volatility generated losses.

The industrials sector, particularly capital goods and machinery stocks, also detracted from the Index’s performance, as business conditions and sentiment surveys showed pessimism, especially among large manufacturers. Core machinery orders, a measure of corporate spending, declined toward the end of the reporting period, with companies pointing to weak Chinese exports.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Industrials	23.3%
Consumer Discretionary	15.2
Financials	10.3
Information Technology	10.3
Consumer Staples	10.0
Health Care	9.8
Communication Services	8.3
Materials	6.0
Real Estate	3.8
Utilities	1.9
Energy	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
Takeda Pharmaceutical Co. Ltd.	2.2%
SoftBank Group Corp.	2.0
Keyence Corp.	1.8
Nippon Telegraph & Telephone Corp.	1.5
Honda Motor Co. Ltd.	1.4
Mitsubishi UFJ Financial Group Inc.	1.4
Sumitomo Mitsui Financial Group Inc.	1.4
Toyota Motor Corp.	1.3
Sony Corp.	1.3
Central Japan Railway Co.	1.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Currency Hedged JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.5%
iShares JPX-Nikkei 400 ETF(a)	46,892	$2,766,905

Total Investment Companies — 99.5% (Cost: $2,795,605)		2,766,905

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(a)(b)	1,374	1,374

Total Short-Term Investments — 0.1% (Cost: $1,374)		1,374

Total Investments in Securities — 99.6% (Cost: $2,796,979)		2,768,279

Other Assets, Less Liabilities — 0.4%		12,399

Net Assets — 100.0%		$2,780,678

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—		—	$—	$18	(c)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,557	—		(183	)(b)	1,374	1,374	56		—	—
iShares JPX-Nikkei 400 ETF	44,235	5,015		(2,358)		46,892	2,766,905	40,880		(21,976)	(306,774)

							$2,768,279	$40,954		$(21,976)	$(306,774)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	875,000	USD	7,876	MS	04/02/19	$19
USD	5,448,677	JPY	602,132,000	MS	04/02/19	15,743
USD	2,787,338	JPY	306,600,000	MS	05/08/19	12,373

						28,135

JPY	614,075,000	USD	5,557,595	MS	04/02/19	(16,902)
USD	115,412	JPY	12,818,000	MS	04/02/19	(243)
JPY	2,640,000	USD	23,918	MS	05/08/19	(23)
USD	9,213	JPY	1,018,000	MS	05/08/19	(1)

						(17,169)

	Net unrealized appreciation					$10,966

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) March 31, 2019	iShares® Currency Hedged JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$28,135

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$17,169

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$180,107

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$6,927

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,779,017
Average amounts sold — in USD	$7,627,523

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$28,135	$17,169

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$28,135	$17,169
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$28,135	$17,169

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Assets (b)
Morgan Stanley & Co. International PLC	$28,135	$(17,169)	$10,966

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$17,169	$(17,169)	$—

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Currency Hedged JPX-Nikkei 400 ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,766,905	$—	$—	$2,766,905
Money Market Funds	1,374	—	—	1,374

	$2,768,279	$—	$—	$2,768,279

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$28,135	$—	$28,135
Liabilities
Forward Foreign Currency Exchange Contracts	—	(17,169)	—	(17,169)

	$—	$10,966	$—	$10,966

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments March 31, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
Yamato Holdings Co. Ltd.	11,700	$302,212

Airlines — 0.7%
ANA Holdings Inc.	11,700	429,058
Japan Airlines Co. Ltd.	11,700	412,145

		841,203

Auto Components — 2.9%
Aisin Seiki Co. Ltd.	5,200	185,806
Bridgestone Corp.	22,100	851,774
Daikyonishikawa Corp.	1,300	11,933
Denso Corp.	15,600	608,440
Koito Manufacturing Co. Ltd.	3,900	220,924
NGK Spark Plug Co. Ltd.	6,500	120,622
NHK Spring Co. Ltd.	6,500	58,373
Nifco Inc./Japan	2,600	66,242
NOK Corp.	3,900	60,710
Stanley Electric Co. Ltd.	5,200	139,766
Sumitomo Electric Industries Ltd.	26,000	344,952
Sumitomo Rubber Industries Ltd.	6,500	77,987
Topre Corp.	1,300	24,277
Toyoda Gosei Co. Ltd.	2,600	55,061
Toyota Boshoku Corp.	2,600	39,346
Toyota Industries Corp.	5,200	260,740
TPR Co. Ltd.	1,300	24,723
TS Tech Co. Ltd.	1,600	46,041
Yokohama Rubber Co. Ltd. (The)	3,900	72,443

		3,270,160

Automobiles — 4.9%
Honda Motor Co. Ltd.	58,500	1,582,938
Isuzu Motors Ltd.	22,100	290,314
Mazda Motor Corp.	22,100	247,286
Nissan Motor Co. Ltd.	81,900	672,011
Subaru Corp.	22,100	503,657
Suzuki Motor Corp.	13,000	575,272
Toyota Motor Corp.	26,084	1,528,725
Yamaha Motor Co. Ltd.	10,400	203,988

		5,604,191

Banks — 5.5%
Aozora Bank Ltd.	4,200	103,819
Chiba Bank Ltd. (The)	24,700	134,117
Concordia Financial Group Ltd.	44,200	170,514
Hiroshima Bank Ltd. (The)	10,400	52,994
Kyushu Financial Group Inc.	15,600	63,423
Mebuki Financial Group Inc.	36,400	93,068
Mitsubishi UFJ Financial Group Inc.	315,900	1,569,725
Mizuho Financial Group Inc.	943,800	1,460,658
Resona Holdings Inc.	75,400	326,777
Seven Bank Ltd.	23,400	69,131
Shinsei Bank Ltd.(a)	5,200	73,994
Shizuoka Bank Ltd. (The)	16,900	128,714
Sumitomo Mitsui Financial Group Inc.	44,200	1,547,809
Sumitomo Mitsui Trust Holdings Inc.	14,304	513,825

		6,308,568

Beverages — 1.4%
Asahi Group Holdings Ltd.	14,300	636,933
Kirin Holdings Co. Ltd.	32,500	775,907

Security	Shares	Value

Beverages (continued)
Suntory Beverage & Food Ltd.	5,200	$244,297

		1,657,137

Building Products — 1.5%
AGC Inc./Japan	6,500	227,854
Aica Kogyo Co. Ltd.	2,600	86,679
Daikin Industries Ltd.	9,500	1,113,204
Nichias Corp.	1,300	25,745
Sanwa Holdings Corp.	6,500	77,341
TOTO Ltd.	5,500	233,297

		1,764,120

Capital Markets — 1.1%
Daiwa Securities Group Inc.	55,900	272,215
Japan Exchange Group Inc.	18,200	324,421
Matsui Securities Co. Ltd.	2,600	24,477
Nomura Holdings Inc.	120,900	437,134
SBI Holdings Inc./Japan	7,800	173,780
Tokai Tokyo Financial Holdings Inc.	7,800	28,258

		1,260,285

Chemicals — 4.3%
Air Water Inc.	6,500	94,195
Asahi Kasei Corp.	49,400	509,688
Daicel Corp.	10,400	112,940
Denka Co. Ltd.	2,600	74,933
DIC Corp.	2,600	75,990
Hitachi Chemical Co. Ltd.	2,600	57,598
JSR Corp.	6,500	100,773
Kansai Paint Co. Ltd.	7,800	148,763
Kuraray Co. Ltd.	11,700	148,833
Mitsubishi Chemical Holdings Corp.	45,500	320,393
Mitsubishi Gas Chemical Co. Inc.	6,500	92,727
Mitsui Chemicals Inc.	6,500	156,855
Nihon Parkerizing Co. Ltd.	3,900	48,695
Nippon Paint Holdings Co. Ltd.	5,200	204,364
Nissan Chemical Corp.	3,900	178,642
Nitto Denko Corp.	5,400	283,697
NOF Corp.	2,600	88,558
Shin-Etsu Chemical Co. Ltd.	11,700	980,946
Showa Denko KK	5,200	182,753
Sumitomo Chemical Co. Ltd.	55,000	255,906
Taiyo Nippon Sanso Corp.	5,200	79,209
Teijin Ltd.	6,500	107,232
Toray Industries Inc.	53,300	340,405
Tosoh Corp.	10,400	161,706
Ube Industries Ltd .	3,900	80,160
Zeon Corp.	6,500	65,772

		4,951,733

Commercial Services & Supplies — 0.8%
Aeon Delight Co. Ltd.	1,300	50,562
Park24 Co. Ltd.	3,900	84,670
Pilot Corp.	1,300	52,677
Secom Co. Ltd.	6,500	556,833
Sohgo Security Services Co. Ltd.	2,600	113,222

		857,964

Construction & Engineering —1.5%
COMSYS Holdings Corp.	2,600	70,940
Hazama Ando Corp.	6,500	43,515
Kajima Corp.	18,200	268,680
Kumagai Gumi Co. Ltd.	1,300	40,638
Kyowa Exeo Corp.	2,600	71,762

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Kyudenko Corp.	1,300	$40,755
Maeda Corp.	5,200	51,584
Maeda Road Construction Co. Ltd.	2,600	50,480
Nippo Corp.	2,600	48,484
Nishimatsu Construction Co. Ltd.	1,300	28,811
Obayashi Corp.	23,400	235,512
Penta-Ocean Construction Co. Ltd.	9,100	42,176
Shimizu Corp.	24,700	214,676
Sumitomo Mitsui Construction Co. Ltd.	5,220	36,361
Taisei Corp.	8,200	380,792
Toda Corp.	9,100	55,906
Tokyu Construction Co. Ltd.	2,600	19,497

		1,700,569

Construction Materials — 0.1%
Taiheiyo Cement Corp.	3,900	130,018

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd.	5,200	105,846
Hitachi Capital Corp.	1,300	30,138
Orient Corp.	19,500	19,908

		155,892

Distributors — 0.1%
PALTAC Corp.	1,300	70,705

Diversified Financial Services — 0.8%
Financial Products Group Co. Ltd.	2,600	21,306
Fuyo General Lease Co. Ltd.	1,300	64,363
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,900	86,115
ORIX Corp.	46,800	672,075
Tokyo Century Corp.	1,300	56,552
Zenkoku Hosho Co. Ltd.	1,300	45,453

		945,864

Diversified Telecommunication Services — 1.4%
Nippon Telegraph & Telephone Corp.	39,000	1,657,108

Electric Utilities — 1.0%
Chubu Electric Power Co. Inc.	20,800	324,821
Kansai Electric Power Co. Inc. (The)	28,600	421,694
Kyushu Electric Power Co. Inc.	14,300	168,858
Tohoku Electric Power Co. Inc.	16,900	215,592

		1,130,965

Electrical Equipment — 1.9%
Fuji Electric Co. Ltd.	3,900	110,638
Furukawa Electric Co. Ltd.	2,600	65,561
Mitsubishi Electric Corp.	70,200	902,195
Nidec Corp.	8,400	1,064,372

		2,142,766

Electronic Equipment, Instruments & Components — 5.9%
Alps Alpine Co. Ltd.	6,500	135,655
Hamamatsu Photonics KK	5,200	201,075
Hirose Electric Co. Ltd.	1,407	147,838
Hitachi High-Technologies Corp.	2,600	106,528
Hitachi Ltd.	31,200	1,010,543
Horiba Ltd.	1,300	72,232
Keyence Corp.	3,272	2,038,848
Kyocera Corp.	10,400	610,742
Murata Manufacturing Co. Ltd.	22,200	1,105,537
Omron Corp.	7,800	365,036
Shimadzu Corp.	9,100	263,089
TDK Corp.	3,900	305,489

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Yaskawa Electric Corp.	7,800	$244,884
Yokogawa Electric Corp.	6,500	134,539

		6,742,035

Energy Equipment & Services — 0.0%
Modec Inc.	1,300	36,997

Entertainment — 1.9%
Capcom Co. Ltd.	2,600	58,255
COLOPL Inc.	2,600	16,138
Daiichikosho Co. Ltd.	1,300	66,477
DeNA Co. Ltd.	3,900	58,737
GungHo Online Entertainment Inc.(b)	15,600	56,799
Konami Holdings Corp.	2,600	112,870
Nexon Co. Ltd.(a)	18,200	285,123
Nintendo Co. Ltd.	4,300	1,226,074
Square Enix Holdings Co. Ltd.	2,600	91,141
Toho Co. Ltd./Tokyo	5,200	208,827

		2,180,441

Food & Staples Retailing — 2.3%
Aeon Co. Ltd.	27,300	571,355
Ain Holdings Inc.	1,300	97,719
Cosmos Pharmaceutical Corp.	300	51,877
Create SD Holdings Co. Ltd.	1,300	30,572
FamilyMart UNY Holdings Co. Ltd.(b)	8,800	224,283
Kobe Bussan Co. Ltd.(b)	1,300	49,329
Lawson Inc.	1,300	72,115
Matsumotokiyoshi Holdings Co. Ltd.	2,800	93,219
Seven & i Holdings Co. Ltd.	28,600	1,079,040
Sugi Holdings Co. Ltd.	1,300	57,257
Sundrug Co. Ltd.	2,600	71,645
Tsuruha Holdings Inc.	1,400	113,837
Welcia Holdings Co. Ltd.	1,300	44,103
Yaoko Co. Ltd.	1,300	63,893

		2,620,244

Food Products — 2.0%
Ajinomoto Co. Inc.	15,600	249,324
Calbee Inc.	2,600	70,047
Ezaki Glico Co. Ltd.	2,600	136,712
Kewpie Corp.	3,900	93,549
Kikkoman Corp.	5,200	255,102
Maruha Nichiro Corp.	1,300	46,510
MEIJI Holdings Co. Ltd.	5,200	422,352
Morinaga & Co. Ltd./Japan	1,300	56,435
NH Foods Ltd.	2,600	93,608
Nichirei Corp.	3,900	96,122
Nippon Suisan Kaisha Ltd.	9,100	69,472
Nissin Foods Holdings Co. Ltd.	2,600	178,525
Toyo Suisan Kaisha Ltd.	3,900	148,516
Yakult Honsha Co. Ltd.	5,600	391,598

		2,307,872

Gas Utilities — 0.7%
Nippon Gas Co. Ltd.	1,300	35,940
Osaka Gas Co. Ltd.	13,000	256,512
Toho Gas Co. Ltd.	3,900	175,118
Tokyo Gas Co. Ltd.	14,300	386,747

		854,317

Health Care Equipment & Supplies — 2.3%
Asahi Intecc Co. Ltd.	3,900	183,223
Hoya Corp.	14,300	944,290

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (continued) March 31, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Nihon Kohden Corp.	2,600	$77,282
Olympus Corp.	41,600	451,761
Sysmex Corp.	5,600	338,474
Terumo Corp.	20,800	635,172

		2,630,202

Health Care Providers & Services — 0.5%
Alfresa Holdings Corp.	7,800	221,981
Medipal Holdings Corp.	7,800	185,337
Ship Healthcare Holdings Inc.	1,300	53,381
Toho Holdings Co. Ltd.	2,600	64,903

		525,602

Health Care Technology — 0.2%
M3 Inc.	14,300	239,916

Hotels, Restaurants & Leisure — 1.0%
Oriental Land Co. Ltd./Japan	7,800	885,811
Resorttrust Inc.	2,600	35,235
Skylark Holdings Co. Ltd.	6,500	107,761
Zensho Holdings Co. Ltd.	2,600	60,229

		1,089,036

Household Durables — 3.0%
Casio Computer Co. Ltd.	6,500	84,858
Fujitsu General Ltd.	2,600	36,785
Haseko Corp.	10,400	130,793
Iida Group Holdings Co. Ltd.	5,200	94,195
Panasonic Corp.	79,300	683,634
Pressance Corp.	1,300	16,173
Rinnai Corp.	1,300	91,964
Sekisui Chemical Co. Ltd.	15,600	250,733
Sekisui House Ltd.	24,700	408,821
Sony Corp.	36,400	1,527,560
Starts Corp. Inc.	1,300	27,754
Sumitomo Forestry Co. Ltd.	5,200	72,209

		3,425,479

Household Products — 0.7%
Lion Corp.	10,400	218,928
Pigeon Corp.	3,900	159,439
Unicharm Corp.	14,300	473,243

		851,610

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	5,200	126,659

Industrial Conglomerates — 0.2%
Keihan Holdings Co. Ltd.	4,100	172,431

Insurance — 2.7%
Dai-ichi Life Holdings Inc.	39,000	541,916
MS&AD Insurance Group Holdings Inc.	18,200	554,131
Sompo Holdings Inc.	11,700	433,181
Sony Financial Holdings Inc.	5,200	98,095
T&D Holdings Inc.	22,100	232,411
Tokio Marine Holdings Inc.	24,700	1,196,561

		3,056,295

Interactive Media & Services — 0.2%
Dip Corp.	1,300	22,456
Kakaku.com Inc.	5,200	99,927
Mixi Inc.	1,300	30,044
Yahoo Japan Corp.	45,500	111,402

		263,829

Security	Shares	Value

Internet & Direct Marketing Retail — 0.4%
Rakuten Inc.	31,200	$295,411
ZOZO Inc.	7,800	147,001

		442,412

IT Services — 1.4%
Fujitsu Ltd.	6,500	468,980
GMO Internet Inc.	2,600	42,376
Itochu Techno-Solutions Corp.	2,600	60,675
Nihon Unisys Ltd.	2,600	68,873
Nomura Research Institute Ltd.	3,988	181,232
NS Solutions Corp.	1,300	35,094
NTT Data Corp.	18,200	200,770
Obic Co. Ltd.	2,600	262,149
Otsuka Corp.	3,900	145,697
SCSK Corp.	1,300	57,962
TIS Inc.	2,600	123,088

		1,646,896

Leisure Products — 0.9%
Bandai Namco Holdings Inc.	7,800	365,741
Heiwa Corp.	2,600	51,960
Shimano Inc.	2,700	439,084
Yamaha Corp.	3,900	194,850

		1,051,635

Machinery — 5.4%
Amada Holdings Co. Ltd .	10,400	102,886
Daifuku Co. Ltd.	3,900	202,954
DMG Mori Co. Ltd.	3,900	48,237
Ebara Corp.	2,600	73,289
FANUC Corp.	6,900	1,176,962
Harmonic Drive Systems Inc.	1,300	44,514
Hino Motors Ltd.	9,100	76,625
Hitachi Construction Machinery Co. Ltd.	2,600	68,990
Hoshizaki Corp.	2,600	161,142
JTEKT Corp.	6,500	79,984
Kawasaki Heavy Industries Ltd.	5,200	128,256
Komatsu Ltd.	31,200	724,575
Kubota Corp.	37,700	544,800
Makita Corp.	9,100	316,940
MINEBEA MITSUMI Inc.	13,000	195,320
MISUMI Group Inc.	9,100	226,256
Mitsubishi Heavy Industries Ltd.	11,700	486,033
Nabtesco Corp.	3,900	113,633
NGK Insulators Ltd.	7,800	113,316
NSK Ltd.	14,300	133,976
OSG Corp.	3,900	75,227
SMC Corp./Japan	2,100	787,939
Sumitomo Heavy Industries Ltd.	3,900	126,318
Tadano Ltd.	3,900	37,032
Takeuchi Manufacturing Co. Ltd.	1,300	22,868
THK Co. Ltd.	3,900	96,333
Tsubakimoto Chain Co.	600	21,412

		6,185,817

Media — 0.6%
CyberAgent Inc.	3,900	159,087
Dentsu Inc.	7,800	329,448
Hakuhodo DY Holdings Inc.	9,100	146,179
Nippon Television Holdings Inc.	6,500	97,484

		732,198

Metals & Mining — 1.3%
Dowa Holdings Co. Ltd.	1,300	42,752

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Hitachi Metals Ltd.	7,800	$90,625
JFE Holdings Inc.	19,525	331,370
Mitsubishi Materials Corp.	5,200	137,276
Nippon Light Metal Holdings Co. Ltd.	22,100	48,519
Nippon Steel & Sumitomo Metal Corp.	31,204	550,866
Sumitomo Metal Mining Co. Ltd.	9,300	274,753
Tokyo Steel Manufacturing Co. Ltd.	3,900	33,896

		1,510,057

Multiline Retail — 0.7%
Izumi Co. Ltd.	1,300	60,604
J Front Retailing Co. Ltd.	9,100	108,278
Marui Group Co. Ltd.	6,500	131,251
Pan Pacific International Holdings Corp	3,900	258,273
Ryohin Keikaku Co. Ltd.(b)	800	202,665
Seria Co. Ltd.	1,500	51,701

		812,772

Oil, Gas & Consumable Fuels — 1.0%
Cosmo Energy Holdings Co. Ltd.	2,600	52,242
Idemitsu Kosan Co. Ltd.	5,200	174,061
Inpex Corp.	37,700	359,510
Iwatani Corp.	1,500	48,177
JXTG Holdings Inc.	118,300	541,347

		1,175,337

Paper & Forest Products — 0.2%
Oji Holdings Corp.	31,200	193,652

Personal Products — 2.5%
Kao Corp.	16,900	1,331,113
Kobayashi Pharmaceutical Co. Ltd.	2,600	219,397
Kose Corp.	1,300	238,777
Pola Orbis Holdings Inc.	2,600	82,920
Shiseido Co. Ltd.	14,300	1,031,884

		2,904,091

Pharmaceuticals — 6.8%
Astellas Pharma Inc.	65,040	974,557
Chugai Pharmaceutical Co. Ltd.	7,800	536,279
Daiichi Sankyo Co. Ltd.	20,803	958,534
Eisai Co. Ltd.	9,100	510,804
Hisamitsu Pharmaceutical Co. Inc.	2,600	119,564
Kaken Pharmaceutical Co. Ltd.	1,300	59,077
Kyowa Hakko Kirin Co. Ltd.	7,800	169,833
Mitsubishi Tanabe Pharma Corp.	6,500	86,854
Ono Pharmaceutical Co. Ltd.	16,900	331,175
Otsuka Holdings Co. Ltd.	13,000	510,792
Santen Pharmaceutical Co. Ltd.	13,000	193,676
Sawai Pharmaceutical Co. Ltd.	1,300	75,286
Shionogi & Co. Ltd.	9,100	563,339
Sumitomo Dainippon Pharma Co. Ltd.	5,200	128,585
Takeda Pharmaceutical Co. Ltd.	61,500	2,512,007
Tsumura & Co.	1,300	39,522

		7,769,884

Professional Services — 1.6%
en-japan Inc.	1,300	37,819
Meitec Corp.	1,300	59,077
Nihon M&A Center Inc.	5,200	142,350
Persol Holdings Co. Ltd.	6,500	105,236
Recruit Holdings Co. Ltd.	48,100	1,373,665
TechnoPro Holdings Inc.	1,300	77,517

		1,795,664

Security	Shares	Value

Real Estate Management & Development — 3.7%
Aeon Mall Co. Ltd.	3,900	$64,128
Daito Trust Construction Co. Ltd.	2,900	404,273
Daiwa House Industry Co. Ltd.	22,100	702,624
Hulic Co. Ltd.	14,300	140,306
Ichigo Inc.	9,100	31,160
Leopalace21 Corp.(a)(b)	9,100	18,170
Mitsubishi Estate Co. Ltd.	48,100	871,523
Mitsui Fudosan Co. Ltd.	36,400	915,056
Nomura Real Estate Holdings Inc.	5,200	99,833
Open House Co. Ltd.	1,300	44,573
Relo Group Inc.	3,900	109,581
Sumitomo Realty & Development Co. Ltd.	16,000	662,926
Tokyo Tatemono Co. Ltd.	7,800	95,628
Tokyu Fudosan Holdings Corp.	18,200	108,853

		4,268,634

Road & Rail — 5.1%
Central Japan Railway Co.	6,300	1,463,369
East Japan Railway Co.	13,000	1,254,371
Hankyu Hanshin Holdings Inc.	9,100	341,193
Hitachi Transport System Ltd.	1,300	38,582
Keio Corp.	4,100	264,851
Keisei Electric Railway Co. Ltd.	5,200	188,860
Kintetsu Group Holdings Co. Ltd.	6,500	303,022
Nagoya Railroad Co. Ltd.	7,800	215,991
Nippon Express Co. Ltd.	2,600	144,699
Odakyu Electric Railway Co. Ltd.	11,700	283,608
Sankyu Inc.	1,300	63,423
Seibu Holdings Inc.	9,100	159,251
Sotetsu Holdings Inc.	2,600	79,984
Tobu Railway Co. Ltd.	7,800	225,152
Tokyu Corp.	19,500	340,548
West Japan Railway Co.	6,600	497,244

		5,864,148

Semiconductors & Semiconductor Equipment — 1.0%
Advantest Corp.	3,900	90,660
Disco Corp.	1,300	185,219
Renesas Electronics Corp.(a)	6,500	30,067
SCREEN Holdings Co. Ltd.	1,400	56,413
SUMCO Corp.	7,800	86,749
Tokyo Electron Ltd.	4,700	679,406
Ulvac Inc.	1,300	37,584

		1,166,098

Software — 0.2%
Oracle Corp. Japan	1,300	87,266
Trend Micro Inc./Japan	3,900	189,917

		277,183

Specialty Retail — 1.3%
ABC-Mart Inc.	1,300	77,400
Adastria Co. Ltd.	1,300	28,834
Bic Camera Inc.	3,900	40,978
Fast Retailing Co. Ltd.	1,000	470,073
Hikari Tsushin Inc.	600	113,674
K’s Holdings Corp.	7,800	69,202
Nitori Holdings Co. Ltd.	2,800	361,747
Nojima Corp.	1,300	23,596
Shimamura Co. Ltd.	600	50,793
United Arrows Ltd.	1,300	45,277
USS Co. Ltd.	9,100	168,870

		1,450,444

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (continued) March 31, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	9,100	$168,377
Canon Inc.	37,750	1,095,819
Konica Minolta Inc.	15,600	153,484
NEC Corp.	9,700	328,197
Seiko Epson Corp.	9,100	139,355

		1,885,232

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	6,500	87,207

Tobacco — 0.9%
Japan Tobacco Inc.	40,300	999,444

Trading Companies & Distributors — 4.1%
Hanwa Co. Ltd.	1,500	41,808
ITOCHU Corp.	48,100	870,219
Kanamoto Co. Ltd.	1,300	32,181
Kanematsu Corp.	2,600	29,715
Marubeni Corp.	68,900	476,203
Mitsubishi Corp.	48,100	1,335,858
Mitsui & Co. Ltd.	57,200	888,090
MonotaRO Co. Ltd.	3,900	86,714
Nippon Steel & Sumikin Bussan Corp.	1,300	52,853
Sojitz Corp.	37,700	132,836
Sumitomo Corp.	40,300	557,431
Toyota Tsusho Corp.	7,800	254,045

		4,757,953

Wireless Telecommunication Services — 4.0%
KDDI Corp.	61,100	1,316,561
NTT DOCOMO Inc.	44,200	978,961

Security	Shares	Value

Wireless Telecommunication Services (continued)
SoftBank Group Corp.	23,900	$2,320,147

		4,615,669

Total Common Stocks — 98.8% (Cost: $108,412,263)		113,466,852

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	534,817	535,031
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	46,049	46,049

		581,080

Total Short-Term Investments — 0.5% (Cost: $581,032)		581,080

Total Investments in Securities — 99.3% (Cost: $108,993,295)		114,047,932

Other Assets, Less Liabilities — 0.7%		769,193

Net Assets — 100.0%		$114,817,125

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-dayyield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	505,794	29,023	534,817	$535,031	$10,559	(b)	$16	$89
BlackRock Cash Funds: Treasury, SL Agency Shares	5,816	40,233	46,049	46,049	987		—	—

				$581,080	$11,546		$16	$89

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2 0 1 9 I S H A R E S A N N U AL R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® JPX-Nikkei 400 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$113,466,852	$—	$—	$113,466,852
Money Market Funds	581,080	—	—	581,080

	$114,047,932	$—	$—	$114,047,932

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	19

Statements of Assets and Liabilities

March 31, 2019

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$113,466,852
Affiliated(c)	2,768,279	581,080
Foreign currency, at value(d)	—	258,184
Receivables:
Investments sold	1,416	140,725
Securities lending income — Affiliated	15	545
Dividends	2	1,128,535
Unrealized appreciation on:
Forward foreign currency exchange contracts	28,135	—

Total assets	2,797,847	115,575,921

LIABILITIES
Collateral on securities loaned, at value	—	534,900
Payables:
Investments purchased	—	177,397
Investment advisory fees	—	46,499
Unrealized depreciation on:
Forward foreign currency exchange contracts	17,169	—

Total liabilities	17,169	758,796

NET ASSETS	$2,780,678	$114,817,125

NET ASSETS CONSIST OF:
Paid-in capital	$3,264,497	$131,229,613
Accumulated loss	(483,819)	(16,412,488)

NET ASSETS	$2,780,678	$114,817,125

Shares outstanding	100,000	1,950,000

Net asset value	$27.81	$58.88

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$509,507
(b) Investments, at cost — Unaffiliated	$—	$108,412,263
(c) Investments, at cost — Affiliated	$2,796,979	$581,032
(d) Foreign currency, at cost	$—	$257,313

See notes to financial statements.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended March 31, 2019

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$2,814,435
Dividends — Affiliated	40,936	987
Securities lending income — Affiliated — net	18	10,559
Foreign taxes withheld	—	(281,342)

Total investment income	40,954	2,544,639

EXPENSES
Investment advisory fees	16,850	552,066

Total expenses	16,850	552,066

Less:
Investment advisory fees waived	(16,850)	—

Total expenses after fees waived	—	552,066

Net investment income	40,954	1,992,573

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(2,407,207)
Investments — Affiliated	(21,976)	16
Forward foreign currency exchange contracts	180,107	—
Foreign currency transactions	—	(44,479)

Net realized gain (loss)	158,131	(2,451,670)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	—	(10,058,060)
Investments —Affiliated	(306,774)	89
Forward foreign currency exchange contracts	6,927	—
Foreign currency translations	—	(1,092)

Net change in unrealized appreciation (depreciation).	(299,847)	(10,059,063)

Net realized and unrealized loss	(141,716)	(12,510,733)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(100,762)	$(10,518,160)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Changes in Net Assets

	iShares Currency Hedged JPX-Nikkei 400 ETF		iShares JPX-Nikkei 400 ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$40,954	$45,458	$1,992,573	$1,445,063
Net realized gain (loss)	158,131	295,095	(2,451,670)	(1,707,810)
Net change in unrealized appreciation (depreciation)	(299,847)	201,033	(10,059,063)	15,980,166

Net increase (decrease) in net assets resulting from operations	(100,762)	541,586	(10,518,160)	15,717,419

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(40,903)	(45,828)	(1,645,037)	(1,465,068)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(130,154)	19,040,574	10,152,805

NET ASSETS(b)
Total increase (decrease) in net assets	(141,665)	365,604	6,877,377	24,405,156
Beginning of year	2,922,343	2,556,739	107,939,748	83,534,592

End of year	$2,780,678	$2,922,343	$114,817,125	$107,939,748

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged JPX-Nikkei 400 ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 09/29/15 (a) to 03/31/16

Net asset value, beginning of period	$29.22	$25.57	$23.03	$23.88

Net investment income(b)	0.41	0.48	0.47	0.23
Net realized and unrealized gain (loss)(c)	(1.41)	3.63	2.57	(0.69)

Net increase (decrease) from investment operations	(1.00)	4.11	3.04	(0.46)

Distributions(d)
From net investment income	(0.41)	(0.46)	(0.50)	(0.20)
From net realized gain	—	—	—	(0.19)

Total distributions	(0.41)	(0.46)	(0.50)	(0.39)

Net asset value, end of period	$27.81	$29.22	$25.57	$23.03

Total Return
Based on net asset value	(3.36)%	16.08%	13.44%	(2.18	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.59%	0.59%	0.59%	0.59	%(g)

Total expenses after fees waived(f)	0.00%	0.00%	0.00%	0.00	%(g)(h)

Net investment income	1.43%	1.69%	1.98%	1.85	%(g)

Supplemental Data
Net assets, end of period (000)	$2,781	$2,922	$2,557	$3,454

Portfolio turnover rate(i)(j)	5%	11%	20%	7	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$65.42	$55.69	$49.94	$53.69	$49.02

Net investment income(a)	1.06	0.95	0.70	0.87	0.61
Net realized and unrealized gain (loss)(b)	(6.73)	9.76	6.15	(3.93)	4.75

Net increase (decrease) from investment operations	(5.67)	10.71	6.85	(3.06)	5.36

Distributions(c)
From net investment income	(0.87)	(0.98)	(1.10)	(0.69)	(0.69)

Total distributions	(0.87)	(0.98)	(1.10)	(0.69)	(0.69)

Net asset value, end of year	$58.88	$65.42	$55.69	$49.94	$53.69

Total Return
Based on net asset value	(8.67)%	19.32%	13.84%	(5.78)%	11.03%

Ratios to Average Net Assets
Total expenses	0.48%	0.48%	0.48%	0.49%	0.50%

Net investment income	1.73%	1.54%	1.32%	1.67%	1.21%

Supplemental Data
Net assets, end of year (000)	$114,817	$107,940	$83,535	$149,823	$80,542

Portfolio turnover rate(d)	11%	8%	7%	27%	2%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged JPX-Nikkei 400	Diversified	(a)
JPX-Nikkei 400	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

Currently the iShares Currency Hedged JPX-Nikkei 400 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares JPX-Nikkei 400 ETF (an “underlying fund”). The financial statements and schedule of investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged JPX-Nikkei 400 ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements   (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
JPX-Nikkei 400
Citigroup Global Markets Inc.	$56,799	$56,799	$—	$—
Credit Suisse Securities (USA) LLC	7,589	7,589	—	—
Goldman Sachs & Co.	18,170	18,170	—	—
Morgan Stanley & Co. LLC	426,949	426,949	—	—

	$509,507	$509,507	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: The currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements   (continued)

terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged JPX-Nikkei 400	0.59%
JPX-Nikkei 400	0.48

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. For the iShares Currency Hedged JPX-Nikkei 400 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares JPX-Nikkei 400 ETF (“JPXN”), after taking into account any fee waivers by JPXN.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Currency Hedged JPX-Nikkei 400	$4
JPX-Nikkei 400	2,258

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
JPX-Nikkei 400	$—	$384,777

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged JPX-Nikkei 400	$314,161	$132,353
JPX-Nikkei 400	12,756,261	12,143,628

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
JPX-Nikkei 400	$18,481,904	$—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to the expiration of capital loss carryforwards were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
JPX-Nikkei 400	$(3,537,890)	$3,537,890

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements   (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18
Currency Hedged JPX-Nikkei 400
Ordinary income	$40,903	$45,828

JPX-Nikkei 400
Ordinary income	$1,645,037	$1,465,068

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
Currency Hedged JPX-Nikkei 400	$51	$(442,708)	$(41,162)	$(483,819)
JPX-Nikkei 400	767,476	(17,787,761)	607,797	(16,412,488)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged JPX-Nikkei 400	$2,809,441	$17,169	$(58,331)	$(41,162)
JPX-Nikkei 400	113,437,922	15,942,732	(15,332,722)	610,010

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/19		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged JPX-Nikkei 400
Shares sold	—	$—	50,000	$1,426,427
Shares redeemed	—	—	(50,000)	(1,556,581)

Net decrease	—	$—	—	$(130,154)

JPX-Nikkei 400
Shares sold	300,000	$19,040,574	150,000	$10,152,805

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Currency Hedged JPX-Nikkei 400	$45,828
JPX-Nikkei 400	1,465,068

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements   (continued)

Undistributed net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Currency Hedged JPX-Nikkei 400	$—
JPX-Nikkei 400	256,242

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Currency Hedged JPX-Nikkei 400 ETF and iShares JPX-Nikkei 400 ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Currency Hedged JPX-Nikkei 400 ETF and iShares JPX-Nikkei 400 ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	33

Important Tax Information  (unaudited)

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2019:

iShares ETF	Qualified Dividend Income
Currency Hedged JPX-Nikkei 400	$40,881
JPX-Nikkei 400	2,703,922

For the fiscal year ended March 31, 2019, the iShares Currency Hedged JPX-Nikkei 400 ETF intends to pass through to its shareholders foreign source income earned and foreign taxes paid by the underlying funds:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Currency Hedged JPX-Nikkei 400	$47,264	$6,383

For the fiscal year ended March 31, 2019, the iShares JPX-Nikkei 400 ETF earned foreign source income and paid foreign taxes which it intends to pass through to its shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
JPX-Nikkei 400	$2,814,922	$155,611

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged JPX-Nikkei 400(a)	$0.367686	$—	$0.041347	$0.409033	90%	—%	10%	100%
JPX-Nikkei 400(a)	0.783988	—	0.088215	0.872203	90	—	10	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Currency Hedged JPX-Nikkei 400 ETF

Period Covered: October 01, 2015 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	1	0.11%
Greater than 1.5% and Less than 2.0%	2	0.23
Greater than 1.0% and Less than 1.5%	6	0.68
Greater than 0.5% and Less than 1.0%	95	10.81
Greater than 0.0% and Less than 0.5%	426	48.47
At NAV	15	1.71
Less than 0.0% and Greater than –0.5%	314	35.73
Less than –0.5% and Greater than –1.0%	16	1.82
Less than –1.0% and Greater than –1.5%	1	0.11
Less than –2.0% and Greater than –2.5%	1	0.11
Less than –2.5% and Greater than –3.0%	1	0.11
Less than –3.5% and Greater than –4.0%	1	0.11

	879	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	35

Supplemental Information  (unaudited) (continued)

iShares JPX-Nikkei 400 ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	9	0.68
Greater than 2.0% and Less than 2.5%	18	1.36
Greater than 1.5% and Less than 2.0%	36	2.73
Greater than 1.0% and Less than 1.5%	67	5.08
Greater than 0.5% and Less than 1.0%	190	14.40
Greater than 0.0% and Less than 0.5%	371	28.13
At NAV	16	1.21
Less than 0.0% and Greater than –0.5%	328	24.87
Less than –0.5% and Greater than –1.0%	153	11.60
Less than –1.0% and Greater than –1.5%	66	5.00
Less than –1.5% and Greater than –2.0%	28	2.12
Less than –2.0% and Greater than –2.5%	20	1.52
Less than –2.5% and Greater than –3.0%	5	0.38
Less than –3.0% and Greater than –3.5%	4	0.30
Less than –3.5% and Greater than –4.0%	2	0.15
Less than –4.5% and Greater than –5.0%	1	0.08

	1,319	100.00%

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	37

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).

Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).

Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	39

General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	41

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by the Japan Exchange Group, Inc., Tokyo Stock Exchange or Nikkei, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-310-0319

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶    iShares India 50 ETF | INDY | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Global Market Overview

Global equity markets rose modestly during the 12 months ended March 31, 2019 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 2.68% in United States (“U.S.”) dollar terms for the reporting period.

The reporting period was characterized by significant volatility, reflecting concerns about economic growth, corporate profits, a potential trade war between the U.S. and China, political turmoil in the U.S. and Europe, and rising interest rates. The rate of growth for many leading economies decelerated over the course of the reporting period. In the U.S., the pace of growth slowed from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Eurozone economic growth declined from 2.1% to 1.1% during 2018. Similarly, economic growth in China and Japan decreased throughout the reporting period. Growth in the United Kingdom (“U.K.”) was also slow and remained well below a 2% annual rate throughout the reporting period.

Related to economic growth deceleration was a steady downturn in corporate earnings. In the U.S., the December 2017 tax cut led to the second strongest corporate profit growth in the developed world in calendar year 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings growth had been revised down by the largest margin in three years. In Europe and Japan, earnings expectations were repeatedly revised down during the reporting period. Emerging market stocks, which are often sensitive to changes in the global economy, posted earnings growth but trailed the U.S. and Europe. The downturn in global growth meant continued restrained inflation, as consumer prices across the world’s leading economies increased at only a 1.3% annual rate through February 2019.

Political developments also weighed on equities during the reporting period, as investors faced uncertainty about the outcome of the U.K.’s planned exit (“Brexit”) from the European Union (“E.U.”). As the U.K. is one of the largest economies in the world and a key trading partner with Europe and the U.S., the potential of the U.K. leaving the E.U. without a deal in place raised concerns. In the U.S., the longest government shutdown in U.S. history further weighed on expectations for economic growth. Another significant threat to the global economy was a potential trade war between the U.S. and China. These concerns eased late in the reporting period as the U.S. government shutdown ended in January 2019, and the Trump administration reduced trade tensions with China.

Leading central banks reacted to these conditions by slowing their interest rate-raising campaigns or by decreasing interest rates outright. For example, in December 2018 the U.S. Federal Reserve Bank (“Fed”) increased rates for the third time during the reporting period but in early January 2019, announced that it would slow the pace of future rate increases. The European Central Bank (“ECB”) delayed the date of its proposed first rate increase since the Financial Crisis of 2007 – 2008 and took additional steps to stimulate the economy. China also adopted a range of monetary and fiscal policy measures intended to increase growth.

In that environment, U.S. stocks significantly outperformed other developed markets, as both European and Asian equities declined in U.S. dollar terms. Concerns about growth and trade particularly weighed on emerging market equities, most of which posted negative returns for the reporting period. In particular, Chinese markets in 2018 declined the most in a decade.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® India 50 ETF

Investment Objective

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	9.04%	8.62%	5.09%	9.04%	51.17%	59.17%
Fund Market	7.67	8.54	5.06	7.67	50.62	58.83
Index	9.63	9.89	5.95	9.63	60.27	71.81

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Index performance through April 2, 2017 is calculated using the INR-USD reference rate as published by the Reserve Bank of India. Index performance beginning on April 3, 2017 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,112.40	$ 4.90		$ 1,000.00	$ 1,020.30	$ 4.68		0.93%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® India 50 ETF

Portfolio Management Commentary

Large-capitalization Indian equities advanced for the reporting period, benefiting from a sharp upturn late in the reporting period. Investor uncertainty about April 2019 elections and military skirmishes with Pakistan gave way to expectations of stability, accommodative fiscal policy, and confidence in upcoming corporate earnings. A sharp increase in foreign inflows also drove markets higher. Amid high unemployment, economic growth was restrained by weakening consumer spending and slower growth in farming and manufacturing. Inflation remained low, and the central bank moved toward a more accommodative monetary policy.

The financials sector was the largest contributor to the Index’s return, supported by bank stocks, particularly in the private sector. Many banks, which have struggled with defaulting loans and weak earnings, continued to stabilize or improve their asset quality. A government cash infusion bolstered public-sector banks. Consumer finance stocks also helped the Index’s performance, driven by growth of non-bank lenders.

The information technology sector also contributed meaningfully to the Index’s return, led by software and services companies. Specifically, IT services stocks benefited from foreign investment and stock buybacks. New deals, business innovations, and businesses’ lucrative transition to digital technologies drove stable-to-positive earnings and robust forecasts for IT services spending.

An energy- and petrochemical-based conglomerate was a solid contributor to the Index’s performance, backed by growth and strong margins in its core businesses, as well as a profitable expansion into consumer-facing areas, including telecommunications, where it continued to gain market share.

On the downside, the consumer discretionary sector weighed on the Index’s performance, driven by automobile and motorcycle manufacturers. Growth of passenger and two-wheeled vehicle sales slowed during the reporting period, and new car sales declined during a key holiday sales period, driven by a lack of affordability and a tight auto loan market.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	38.9%
Information Technology	13.7
Energy	13.3
Consumer Staples	8.8
Consumer Discretionary	7.1
Materials	6.7
Industrials	4.3
Utilities	2.8
Health Care	2.4
Communication Services	2.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Reliance Industries Ltd.	10.0%
HDFC Bank Ltd.	8.4
Housing Development Finance Corp. Ltd.	6.9
Infosys Ltd.	6.0
ICICI Bank Ltd.	5.5
ITC Ltd.	5.5
Tata Consultancy Services Ltd.	4.5
Kotak Mahindra Bank Ltd.	3.8
Larsen & Toubro Ltd.	3.7
Axis Bank Ltd.	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Consolidated Schedule of Investments March 31, 2019	iShares® India 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 6.1%
Bajaj Auto Ltd.	166,663	$7,003,575
Eicher Motors Ltd.	17,051	5,057,508
Hero MotoCorp Ltd.	159,090	5,863,308
Mahindra & Mahindra Ltd.	1,142,595	11,115,045
Maruti Suzuki India Ltd.	162,880	15,688,559
Tata Motors Ltd.(a)	2,229,114	5,606,974

		50,334,969

Banks — 28.8%
Axis Bank Ltd.(a)	2,094,762	23,502,761
Axis Bank Ltd., GDR(a)(b)	60,252	3,368,087
HDFC Bank Ltd., ADR, NVS	160,376	18,589,183
HDFC Bank Ltd.	2,087,463	69,875,394
ICICI Bank Ltd.	7,897,474	45,657,717
IndusInd Bank Ltd.	627,772	16,130,410
Kotak Mahindra Bank Ltd.	1,636,729	31,529,626
State Bank of India(a)	4,593,367	21,267,737
Yes Bank Ltd.	2,268,366	9,007,975

		238,928,890

Chemicals — 2.2%
Asian Paints Ltd.	552,457	11,904,043
UPL Ltd.	449,402	6,220,268

		18,124,311

Construction & Engineering — 3.7%
Larsen & Toubro Ltd.	1,512,574	30,247,113

Construction Materials — 1.6%
Grasim Industries Ltd.	483,509	5,988,113
UltraTech Cement Ltd.	127,891	7,381,494

		13,369,607

Consumer Finance — 1.5%
Bajaj Finance Ltd.	290,389	12,680,285

Diversified Telecommunication Services — 0.6%
Bharti Infratel Ltd.	1,042,630	4,716,857

Electric Utilities — 1.0%
Power Grid Corp of India Ltd.	2,820,843	8,058,388

Food Products — 0.8%
Britannia Industries Ltd.	144,303	6,427,238

Gas Utilities — 0.7%
GAIL India Ltd.	1,105,383	5,547,259

Household Products — 2.6%
Hindustan Unilever Ltd.	875,384	21,567,743

Independent Power and Renewable Electricity Producers — 1.2%
NTPC Ltd.	4,971,332	9,666,379

Insurance — 0.9%
Bajaj Finserv Ltd.	74,105	7,527,688

IT Services — 13.7%
HCL Technologies Ltd.	664,808	10,435,878
Infosys Ltd.	4,657,866	50,014,488
Tata Consultancy Services Ltd.	1,287,532	37,202,287
Tech Mahindra Ltd.	771,234	8,638,043
Wipro Ltd.	1,848,541	6,799,109

		113,089,805

Security	Shares	Value

Media — 0.5%
Zee Entertainment Enterprises Ltd.	682,657	$4,390,093

Metals & Mining — 2.8%
Hindalco Industries Ltd.	1,788,648	5,305,914
JSW Steel Ltd.	1,244,108	5,262,878
Tata Steel Ltd.	925,002	6,956,709
Vedanta Ltd.	2,232,051	5,943,007

		23,468,508

Oil, Gas & Consumable Fuels — 13.3%
Bharat Petroleum Corp. Ltd.	956,985	5,491,871
Coal India Ltd.	2,053,840	7,032,419
Indian Oil Corp. Ltd.	2,884,125	6,779,932
Oil & Natural Gas Corp. Ltd.	3,699,935	8,532,149
Reliance Industries Ltd.	4,194,556	82,543,897

		110,380,268

Pharmaceuticals — 2.4%
Cipla Ltd./India	622,022	4,749,006
Dr. Reddy’s Laboratories Ltd.	148,553	5,961,956
Sun Pharmaceutical Industries Ltd.	1,352,512	9,348,977

		20,059,939

Textiles, Apparel & Luxury Goods — 1.0%
Titan Co. Ltd.	511,327	8,428,130

Thrifts & Mortgage Finance — 7.6%
Housing Development Finance Corp. Ltd.	2,021,921	57,447,073
Indiabulls Housing Finance Ltd.	408,531	5,061,303

		62,508,376

Tobacco — 5.4%
ITC Ltd.	10,511,510	45,103,520

Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	964,375	5,264,214

Wireless Telecommunication Services — 0.9%
Bharti Airtel Ltd.	1,616,531	7,772,883

Total Common Stocks — 99.9% (Cost: $478,446,813)		827,662,463

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	425,261	425,261

Total Short-Term Investments — 0.0% (Cost: $425,261)		425,261

Total Investments in Securities — 99.9% (Cost: $478,872,074)		828,087,724
Other Assets, Less Liabilities — 0.1%		456,869

Net Assets — 100.0%		$828,544,593

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (continued) March 31, 2019	iShares® India 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,203	(b)	$1,497		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	425,261	425,261	425,261	205,923		—		—

				$425,261	$207,126		$1,497		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	22	06/21/19	$1,163	$9,236

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$9,236

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported separately within the Consolidated Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$14,197

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,758)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,809,347

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (continued) March 31, 2019	iShares® India 50 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$827,662,463	$—	$—	$827,662,463
Money Market Funds	425,261	—	—	425,261

	$828,087,724	$—	$—	$828,087,724

Derivative financial instruments(a)
Assets
Futures Contracts	$9,236	$—	$—	$9,236

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Statement of Assets and Liabilities

March 31, 2019

iShares India 50 ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$827,662,463
Affiliated(b)	425,261
Foreign currency, at value(c)	9,016,182
Cash pledged:
Futures contracts	82,000
Receivables:
Investments sold	8,733,902
Variation margin on futures contracts	15,564
Dividends	132,382

Total assets	846,067,754

LIABILITIES
Deferred foreign capital gain tax	8,076,698
Payables:
Investments purchased	8,841,147
Investment advisory fees	605,316

Total liabilities	17,523,161

NET ASSETS	$828,544,593

NET ASSETS CONSIST OF:
Paid-in capital	$616,314,715
Accumulated earnings	212,229,878

NET ASSETS	$828,544,593

Shares outstanding	21,850,000

Net asset value	$37.92

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$478,446,813
(b) Investments, at cost — Affiliated	$425,261
(c) Foreign currency, at cost	$9,016,489

See notes to consolidated financial statements.

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Consolidated Statement of Operations

Year Ended March 31, 2019

iShares India 50 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$11,161,063
Dividends — Affiliated	205,923
Securities lending income — Affiliated — net	1,203

Total investment income	11,368,189

EXPENSES
Investment advisory fees	7,308,380
Mauritius income taxes	385,167

Total expenses	7,693,547

Net investment income	3,674,642

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	25,947,349
Investments — Affiliated	1,497
In-kind redemptions — Unaffiliated	6,940,306
Futures contracts	14,197
Foreign currency transactions	(484,788)

Net realized gain	32,418,561

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	21,098,879
Futures contracts	(4,758)
Foreign currency translations	(4,222)

Net change in unrealized appreciation (depreciation)	21,089,899

Net realized and unrealized gain	53,508,460

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,183,102

(a) Net of deferred foreign capital gain tax of	$(3,324,207)
See notes to consolidated financial statements.

F I N A N C I A L S T A T E M E N T S	13

Consolidated Statements of Changes in Net Assets

	iShares
	India 50 ETF

	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,674,642	$4,617,443
Net realized gain (loss)	32,418,561	(6,038,557)
Net change in unrealized appreciation (depreciation)	21,089,899	79,379,144

Net increase in net assets resulting from operations	57,183,102	77,958,030

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(4,630,774)	(3,089,485)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(344,139,774)	198,269,058

NET ASSETS(b)
Total increase (decrease) in net assets	(291,587,446)	273,137,603
Beginning of year	1,120,132,039	846,994,436

End of year	$828,544,593	$1,120,132,039

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to consolidated financial statements.

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Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares India 50 ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$35.00	$32.27	$26.81	$31.06	$25.71

Net investment income(a)	0.16	0.15	0.12	0.18	0.18
Net realized and unrealized gain (loss)(b)	2.97	2.68	5.47	(4.27)	5.33

Net increase (decrease) from investment operations	3.13	2.83	5.59	(4.09)	5.51

Distributions(c)
From net investment income	(0.21)	(0.10)	(0.13)	(0.16)	(0.16)

Total distributions	(0.21)	(0.10)	(0.13)	(0.16)	(0.16)

Net asset value, end of year	$37.92	$35.00	$32.27	$26.81	$31.06

Total Return
Based on net asset value	9.04%	8.76%	20.94%	(13.22)%	21.46%

Ratios to Average Net Assets
Total expenses	0.94%	0.92%	0.93%	0.94%	0.93%

Net investment income	0.45%	0.42%	0.43%	0.62%	0.58%

Supplemental Data
Net assets, end of year (000)	$828,545	$1,120,132	$846,994	$714,535	$979,844

Portfolio turnover rate(d)	24%	14%	11%	14%	5%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	15

Notes to Consolidated Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

Basis of Consolidation: The accompanying consolidated financial statements for the Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Fund as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. The Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities and the same covers the period of any exits.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements  (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its consolidated schedule of investments.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	17

Notes to Consolidated Financial Statements  (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the consolidated schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its consolidated schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the consolidated statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the consolidated schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements  (continued)

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its consolidated statement of operations. For the year ended March 31, 2019, the Fund paid BTC $421 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the consolidated statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
India 50	$197,409,846	$522,176,493

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
India 50	$3,504,441	$17,401,564

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	19

Notes to Consolidated Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, distributions paid in excess of taxable income and the expiration of capital loss carryforwards, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
India 50	$6,785,958	$(6,785,958)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18
India 50
Ordinary income	$4,630,774	$3,089,485

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
India 50	$(99,924,857)	$312,154,735	$212,229,878

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

For the year ended March 31, 2019, the Fund utilized $25,042,681 of its capital loss carryforwards.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
India 50	$507,856,157	$364,118,790	$(43,887,223)	$320,231,567

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements  (continued)

Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/19		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount

India 50
Shares sold	4,250,000	$157,551,334	6,600,000	$227,821,946
Shares redeemed	(14,400,000)	(501,691,108)	(850,000)	(29,552,888)

Net increase (decrease)	(10,150,000)	$(344,139,774)	5,750,000	$198,269,058

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the consolidated statement of assets and liabilities, consolidated statement of changes in net assets and notes to the consolidated financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the consolidated statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	21

Notes to Consolidated Financial Statements  (continued)

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
India 50	$3,089,485

Undistributed net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
India 50	$1,397,556

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares India 50 ETF

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of iShares India 50 ETF and its subsidiary (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of March 31, 2019, the related consolidated statement of operations for the year ended March 31, 2019, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the consolidated financial highlights for each of the five years in the period ended March 31, 2019 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2019 and the financial highlights for each of the five years in the period ended March 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	23

Important Tax Information  (unaudited)

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2019:

iShares ETF	Qualified Dividend Income
India 50	$11,123,504

For the fiscal year ended March 31, 2019, the Fund earned foreign source income and paid foreign taxes which it intends to pass through to its shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
India 50	$11,161,062	$385,167

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
India 50(a)	$—	$—	$0.207963	$0.207963	—%	—%	100%	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the date the Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

S U P P L E M E N T A L I N F O R M A T I O N	25

Supplemental Information  (unaudited) (continued)

iShares India 50 ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	7	0.53
Greater than 1.5% and Less than 2.0%	28	2.12
Greater than 1.0% and Less than 1.5%	95	7.20
Greater than 0.5% and Less than 1.0%	249	18.88
Greater than 0.0% and Less than 0.5%	396	30.03
At NAV	14	1.06
Less than 0.0% and Greater than –0.5%	304	23.05
Less than –0.5% and Greater than –1.0%	137	10.39
Less than –1.0% and Greater than –1.5%	58	4.40
Less than –1.5% and Greater than –2.0%	14	1.06
Less than –2.0% and Greater than –2.5%	6	0.45
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0% and Greater than –3.5%	4	0.30
Less than –3.5% and Greater than –4.0%	2	0.15

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares India 50 ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited) (continued)

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018 is USD 82.35 thousand. This figure is comprised of fixed remuneration of USD 35.59 thousand and variable remuneration of USD 46.76 thousand. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 11.43 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 1.5 thousand.

S U P P L E M E N T A L I N F O R M A T I O N	27

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017);Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co.-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	29

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	31

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Ltd., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Russell Top 200 ETF | IWL | NYSE Arca

▶	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca

▶	iShares Russell Top 200 Value ETF | IWX | NYSE Arca

▶	iShares Russell 1000 ETF | IWB | NYSE Arca

▶	iShares Russell 1000 Growth ETF | IWF | NYSE Arca

▶	iShares Russell 1000 Value ETF | IWD | NYSE Arca

▶	iShares Russell 2000 ETF | IWM | NYSE Arca

▶	iShares Russell 2000 Growth ETF | IWO | NYSE Arca

▶	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

United States (“U.S.”) stocks rose for the 12 months ended March 31, 2019 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 8.77%. The reporting period was characterized by significant volatility as the stock market reached a record high in September 2018, before falling sharply late in the year. In fact, December 2018 was the worst month for stocks since the Great Depression. However, stocks rebounded in early 2019 with the highest quarterly return since 2009.

The volatility reflected changing perceptions of economic conditions, corporate profits, interest rates, and broader political risks. In terms of the economy, the pace of growth decelerated from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Similarly, a broad range of underlying economic indicators decelerated sharply in late 2018 or early 2019. For example, consumer spending, which accounts for approximately 70% of economic growth, slowed as the year-over-year growth in retail sales peaked at 6.6% in July 2018 and reached a low of 1.6% in December 2018. Nevertheless, the labor market remained healthy; the unemployment rate ended the reporting period at 3.8%, and average hourly earnings increased 3.2%year-over-year through March 2019.

A key factor in slowing economic growth was the decreasing effect of the fiscal stimulus — a combination of tax cuts and a significant increase in government spending. The stimulus initially improved the economy but eventually led to a nearly 20% increase in the federal budget deficit during fiscal year 2018. Other political developments weighing on the economy in late 2018 were the longest government shutdown in U.S. history and a potential trade war with China. To the economy’s benefit, the shutdown ended in January 2019, and the financial press reported expectations that trade tensions with China would ease.

As economic conditions changed, so too did the U.S. Federal Reserve Bank (“Fed”) interest rate policy. The Fed increased interest rates three times during the first three quarters of the reporting period. In early January 2019, the Fed announced that moderating economic conditions would allow a slowing of future rate increases. One reason the Fed could afford to stop raising rates is that inflation declined from a 2.9% annual rate in July 2018 to 1.9% by March 2019. Commodities prices followed the trajectory of stocks as oil prices increased through September 2018, declined precipitously during the fourth quarter of 2018, and then rebounded for the remainder of the reporting period.

Moderating growth and inflation meant declining intermediate- and long-term Treasury yields. Consequently, late in the reporting period, short-term yields briefly exceeded long-term yields for the first time in a decade. This weighed on stocks, as this relationship between yields is often associated with an impending recession.

Slowing economic growth and the fading effect of tax cuts also influenced corporate profits, which increased rapidly beginning in the first quarter of 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings had been revised down by the largest margin in three years. In that environment, growth-oriented stocks outperformed value-oriented stocks across all capitalization ranges, reflecting investor concerns about the health of the economy. Stocks of large companies outperformed those of mid- and small-size companies, which performed particularly poorly in the fourth quarter of 2018.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® Russell Top 200 ETF

Investment Objective

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
			Since			Since
	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	10.27%	11.22%	12.94%	10.27%	70.20%	218.74%
Fund Market	10.20	11.22	12.94	10.20	70.15	218.72
Index	10.43	11.39	13.13	10.43	71.48	223.80

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$980.50	$0.74		$1,000.00	$1,024.20	$0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Russell Top 200 ETF

Portfolio Management Commentary

Large-capitalization U.S. stocks advanced during the reporting period despite significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Progress on trade talks with China, a major market for U.S. information technology companies, drove gains late in the reporting period. The software and services industry was a leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs. Technology hardware and equipment companies also performed well, as optimism about trade talks between the U.S. and China bolstered the industry.

The healthcare sector was also a significant contributor to the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. The pharmaceuticals, biotechnology, and life sciences industry was a strong contributor due to brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration. The healthcare equipment and services industry advanced amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

Modest growth in consumer spending helped the consumer discretionary sector, which contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the retail industry, companies with strong online sales and larger companies with established brands generally posted solid performance.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	22.4%
Health Care	15.8
Financials	13.0
Communication Services	11.9
Consumer Discretionary	9.6
Industrials	8.3
Consumer Staples	7.8
Energy	5.6
Materials	2.1
Utilities	1.9
Real Estate	1.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	4.7%
Microsoft Corp.	4.7
Amazon. com Inc.	3.9
Facebook Inc., Class A	2.1
Berkshire Hathaway Inc., Class B	2.0
Johnson & Johnson	2.0
Alphabet Inc., Class C	1.9
Alphabet Inc., Class A	1.9
Exxon Mobil Corp.	1.8
JPMorgan Chase & Co.	1.8

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	iShares® Russell Top 200 Growth ETF

Investment Objective

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
			Since			Since
	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	13.11%	14.32%	15.03%	13.11%	95.25%	279.29%
Fund Market	13.05	14.32	15.03	13.05	95.29	279.28
Index	13.15	14.53	15.26	13.15	97.09	286.64

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$969.60	$0.98		$1,000.00	$1,023.90	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Russell Top 200 Growth ETF

Portfolio Management Commentary

Growth-oriented large-capitalization U.S. stocks performed well during the reporting period despite significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Progress on trade talks and expectations for fiscal stimulus in China, a major market for U.S. information technology companies, drove gains late in the reporting period. The software and services industry was a leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs. Technology hardware and equipment companies also performed well, rising on optimism about trade talks between the U.S. and China.

Modest growth in consumer spending helped the consumer discretionary sector, which also contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the retail industry, companies with strong online sales and larger companies with established brands generally posted solid performance.

The healthcare sector was another driver of the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. The healthcare equipment and services industry advanced amid continuing innovation in areas such as artificial intelligence, big data, and smart devices. Brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration buoyed the pharmaceuticals industry, which was also a meaningful contributor to the sector’s gains.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	33.9%
Consumer Discretionary	15.3
Health Care	13.1
Communication Services	12.7
Industrials	10.5
Consumer Staples	6.7
Financials	3.6
Real Estate	2.3
Materials	1.4
Energy	0.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	8.7%
Microsoft Corp.	8.0
Amazon. com Inc.	7.1
Facebook Inc., Class A	4.0
Visa Inc., Class A	2.9
Alphabet Inc., Class C	2.4
UnitedHealth Group Inc.	2.4
Mastercard Inc., Class A	2.3
Alphabet Inc., Class A	2.2
Home Depot Inc. (The)	2.1

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2019	iShares® Russell Top 200 Value ETF

Investment Objective

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
			Since			Since
	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	6.92%	7.76%	10.61%	6.92%	45.30%	161.16%
Fund Market	6.98	7.77	10.62	6.98	45.40	161.38
Index	7.11	7.98	10.85	7.11	46.82	166.61

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$994.90	$0.99		$1,000.00	$1,023.90	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Russell Top 200 Value ETF

Portfolio Management Commentary

Value-oriented large-capitalization U.S. stocks performed well during the reporting period despite significant market volatility and slowing economic growth. The healthcare sector was the largest contributor to the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. The pharmaceuticals, biotechnology, and life sciences industry was a strong contributor due to brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration. The healthcare equipment and services industry also performed well amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

The consumer staples and information technology sectors were also meaningful contributors to the Index’s return. Consumer staples stocks performed well despite struggles with higher input and transportation costs. Cost-cutting measures, along with innovations to capitalize on consumer trends and expand product offerings, helped the sector weather a difficult competitive landscape. Additionally, household and personal products companies implemented price increases to offset rising costs, which generally improved profitability. The information technology sector rebounded strongly following a sharp decline late in 2018 as strong demand and product innovations led to solid returns for the sector. Technology hardware and equipment companies were key sector contributors, as optimism about trade talks between the U.S. and China bolstered the industry.

In contrast, the financials sector was the most significant detractor, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects banks’ profitability because they borrow for shorter durations while lending for longer periods. Banks were the sector’s main detractors, while the diversified financials industry also weighed on performance amid increased volatility

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	23.9%
Health Care	19.2
Energy	11.5
Information Technology	10.2
Consumer Staples	9.3
Communication Services	8.8
Industrials	5.7
Utilities	4.1
Consumer Discretionary	3.6
Materials	3.0
Real Estate	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	3.9%
Berkshire Hathaway Inc., Class B	3.9
JPMorgan Chase & Co.	3.8
Johnson & Johnson	3.5
Procter & Gamble Co. (The)	2.9
Bank of America Corp.	2.8
Cisco Systems Inc.	2.8
Verizon Communications Inc.	2.8
Pfizer Inc.	2.8
Intel Corp.	2.7

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2019	iShares® Russell 1000 ETF

Investment Objective

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.18%	10.50%	15.90%	9.18%	64.75%	337.27%
Fund Market	9.15	10.51	15.94	9.15	64.79	338.70
Index	9.30	10.63	16.05	9.30	65.75	343.02

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$982.00	$0.74		$1,000.00	$1,024.20	$0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Russell 1000 ETF

Portfolio Management Commentary

Large and mid-capitalization U.S. stocks performed well during the reporting period despite significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Progress on trade talks and expectations for fiscal stimulus in China, a major market for U.S. information technology companies, drove gains late in the reporting period. The software and services industry was a leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs.

The healthcare sector was a notable contributor to the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. The pharmaceuticals, biotechnology, and life sciences industry was a strong contributor due to brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration. The healthcare equipment and services industry also performed well amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

Modest growth in consumer spending helped the consumer discretionary sector, which also contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the retail industry, companies with strong online sales and larger companies with established brands generally posted solid performance, as did some of the smaller, niche retailers with strong demand for their differentiated products.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	21.5%
Health Care	14.2
Financials	12.9
Consumer Discretionary	10.2
Industrials	9.8
Communication Services	9.5
Consumer Staples	6.8
Energy	5.2
Real Estate	3.8
Utilities	3.2
Materials	2.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	3.5%
Microsoft Corp.	3.4
Amazon. com Inc.	2.8
Facebook Inc., Class A	1.5
Berkshire Hathaway Inc., Class B	1.5
Johnson & Johnson	1.4
Alphabet Inc., Class C	1.4
Alphabet Inc., Class A	1.4
Exxon Mobil Corp.	1.3
JPMorgan Chase & Co.	1.3

F U N D S U M M A R Y	13

Fund Summary as of March 31, 2019	iShares® Russell 1000 Growth ETF

Investment Objective

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.57%	13.30%	17.30%	12.57%	86.69%	392.94%
Fund Market	12.49	13.30	17.35	12.49	86.69	395.40
Index	12.75	13.50	17.52	12.75	88.34	402.30

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$975.90	$0.94		$1,000.00	$1,024.00	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Russell 1000 Growth ETF

Portfolio Management Commentary

Growth-oriented large and mid-capitalization U.S. stocks performed well during the reporting period despite significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Progress on trade talks and expectations for fiscal stimulus in China, a major market for U.S. information technology companies, drove gains late in the reporting period. The software and services industry was a leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs. Technology hardware and equipment companies also performed well, as optimism about trade talks between the U.S. and China bolstered the industry.

Modest growth in consumer spending helped the consumer discretionary sector, which contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the retail industry, companies with strong online sales and larger companies with established brands generally posted solid performance, as did some of the smaller, niche retailers with strong demand for their differentiated products.

The healthcare sector was also a notable contributor to the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. Enrollments in Medicare Advantage plans were higher than expected, driving an influx of spending to the sector. The healthcare equipment and services industry performed well amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	33.0%
Consumer Discretionary	15.1
Health Care	13.2
Communication Services	12.1
Industrials	11.7
Consumer Staples	5.7
Financials	4.3
Real Estate	2.4
Materials	1.8
Energy	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	6.8%
Microsoft Corp.	6.4
Amazon. com Inc.	5.5
Facebook Inc., Class A	3.0
Alphabet Inc., Class C	2.7
Alphabet Inc., Class A	2.7
Visa Inc., Class A	2.1
UnitedHealth Group Inc.	1.8
Home Depot Inc. (The)	1.6
Mastercard Inc., Class A	1.6

F U N D S U M M A R Y	15

Fund Summary as of March 31, 2019	iShares® Russell 1000 Value ETF

Investment Objective

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.53%	7.54%	14.31%	5.53%	43.83%	281.00%
Fund Market	5.52	7.54	14.34	5.52	43.81	281.97
Index	5.67	7.72	14.52	5.67	45.04	288.03

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$987.60	$0.94		$1,000.00	$1,024.00	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Russell 1000 Value ETF

Portfolio Management Commentary

Value-oriented large and mid-capitalization U.S. stocks advanced during the reporting period despite significant market volatility and slowing economic growth. The healthcare sector was a significant contributor to the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. The pharmaceuticals, biotechnology, and life sciences industry benefited from brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration. Healthcare equipment and services companies advanced amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

Utilities stocks, which often hold their value relatively well during market downturns, were notable contributors to the Index’s performance. As investor expectations of interest rate increases abated toward the end of the reporting period, utilities stocks posted solid performance. Utilities companies also benefited from strong demand for electricity, as economic activity remained robust.

The information technology sector contributed modestly to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations benefited the sector. The real estate sector also bolstered the Index’s return, buoyed by a strong economy, relatively low borrowing costs, and expectations of a slower pace of interest rate increases.

The financials sector was a notable detractor, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects the banking industry, the sector’s leading detractor, because banks borrow for shorter durations while lending for longer periods. The diversified financials industry also weighed on performance amid increased volatility and subdued merger and acquisition activity.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	21.7%
Health Care	15.3
Information Technology	9.8
Energy	9.7
Consumer Staples	7.9
Industrials	7.8
Communication Services	6.9
Utilities	6.4
Consumer Discretionary	5.3
Real Estate	5.2
Materials	4.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	2.7%
Berkshire Hathaway Inc., Class B	2.6
JPMorgan Chase & Co.	2.6
Johnson & Johnson	2.4
Procter & Gamble Co. (The)	2.0
Bank of America Corp.	1.9
Cisco Systems Inc.	1.9
Verizon Communications Inc.	1.9
Pfizer Inc.	1.9
Intel Corp.	1.9

F U N D S U M M A R Y	17

Fund Summary as of March 31, 2019	iShares® Russell 2000 ETF

Investment Objective

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.01%	7.09%	15.36%	2.01%	40.83%	317.57%
Fund Market	2.09	7.10	15.40	2.09	40.91	318.83
Index	2.05	7.05	15.36	2.05	40.61	317.43

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$914.10	$0.91		$1,000.00	$1,024.00	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Russell 2000 ETF

Portfolio Management Commentary

Small-capitalization U.S. stocks advanced modestly during the reporting period amid significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Progress on trade talks and expectations for fiscal stimulus in China, a major market for U.S. information technology companies, drove gains late in the reporting period. The software and services industry was a leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs.

Buoyed by a strong economy and relatively low borrowing costs, the real estate sector was a modest contributor to the Index’s return, benefiting from a robust commercial real estate market, with property values rising amid brisk real estate fund inflows and investments. The sector, which relies heavily on borrowing, was also helped as the Fed signaled a slower pace of interest rate increases. The healthcare sector was a modest contributor, advancing on rising expenditures for healthcare goods and services from an aging population.

Volatile oil and gas prices worked against the energy sector, which detracted notably from the Index’s return. Concerns over slowing global growth and oversupply drove a sharp downturn in oil prices in the fourth quarter of 2018, which negatively impacted the oil and gas exploration and production industry. The financials and industrials sectors also declined amid a slowing global economy.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	17.1%
Health Care	16.0
Information Technology	15.6
Industrials	14.4
Consumer Discretionary	12.0
Real Estate	7.6
Materials	3.8
Utilities	3.8
Energy	3.7
Communication Services	3.2
Consumer Staples	2.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Etsy Inc.	0.4%
Five Below Inc.	0.3
Trade Desk Inc. (The), Class A	0.3
Integrated Device Technology Inc.	0.3
HubSpot Inc.	0.3
Planet Fitness Inc., Class A	0.3
Cree Inc.	0.3
Ciena Corp.	0.3
Primerica Inc.	0.3
Array BioPharma Inc.	0.3

F U N D S U M M A R Y	19

Fund Summary as of March 31, 2019	iShares® Russell 2000 Growth ETF

Investment Objective

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.81%	8.51%	16.60%	3.81%	50.44%	364.41%
Fund Market	3.90	8.52	16.64	3.90	50.52	366.02
Index	3.85	8.41	16.52	3.85	49.74	361.35

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$917.50	$1.15		$1,000.00	$1,023.70	$1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Russell 2000 Growth ETF

Portfolio Management Commentary

Growth-oriented small-capitalization U.S. stocks advanced modestly during the reporting period amid significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return for the reporting period, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Progress on trade talks and expectations for fiscal stimulus in China, a major market for U.S. information technology companies, drove gains late in the reporting period. The software and services industry was a leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs.

The healthcare sector also contributed meaningfully to the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. Enrollments in Medicare Advantage plans offered by private health insurers were higher than expected, driving an influx of spending to the sector. The healthcare equipment and services industry performed well amid continuing innovation in areas such as artificial intelligence, big data, and smart devices. Modest growth in consumer spending helped the consumer discretionary sector, a slight contributor to the Index’s gains.

Industrials stocks detracted notably from the Index’s return, as concerns about a slowdown in global growth and trade tensions between the U.S. and China pressured stocks in the sector. Trading companies and distributors performed poorly, as rising input costs and competitive pressure constrained earnings. The energy and financials sectors also declined amid volatile oil and gas prices and a slowing global economy.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Health Care	26.6%
Information Technology	19.3
Industrials	17.3
Consumer Discretionary	14.6
Financials	6.9
Materials	3.4
Communication Services	3.3
Real Estate	3.2
Consumer Staples	3.0
Energy	1.9
Utilities	0.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Etsy Inc.	0.8%
Five Below Inc.	0.6
Trade Desk Inc. (The), Class A	0.6
Integrated Device Technology Inc.	0.6
HubSpot Inc.	0.6
Planet Fitness Inc., Class A	0.6
Primerica Inc.	0.5
Array BioPharma Inc.	0.5
Woodward Inc.	0.5
Coupa Software Inc.	0.5

F U N D S U M M A R Y	21

Fund Summary as of March 31, 2019	iShares® Russell 2000 Value ETF

Investment Objective

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.03%	5.50%	13.98%	0.03%	30.72%	269.97%
Fund Market	0.15	5.51	14.01	0.15	30.78	270.96
Index	0.17	5.59	14.12	0.17	31.28	274.57

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$909.80	$1.14		$1,000.00	$1,023.70	$1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Russell 2000 Value ETF

Portfolio Management Commentary

Value-oriented small-capitalization U.S. stocks posted flat returns, amid significant market volatility and slowing economic growth during the reporting period. Buoyed by a strong economy and relatively low borrowing costs, the real estate sector was the largest contributor to the Index’s return. The sector benefited from a robust commercial real estate market, with property values rising amid brisk real estate fund inflows and investments. The real estate sector, which relies heavily on borrowing, was also helped toward the end of the reporting period as the Fed signaled a slower pace of interest rate increases.

Utilities stocks, which often hold their value relatively well during market downturns, were also meaningful contributors to the Index’s performance. Due to their steady earnings and dividends, utilities stocks are often considered an alternative to bonds and therefore tend to be sensitive to changes in interest rates. As investor expectations of interest rate increases abated toward the end of the reporting period, utilities stocks posted solid performance.

Volatile oil and gas prices worked against the energy sector, the largest detractor from the Index’s return. Concerns over slowing global growth and oversupply drove a sharp downturn in oil prices in the fourth quarter of 2018. Energy equipment and services companies struggled, as oversupply led to a downturn in capital investment, while price declines negatively impacted the oil and gas exploration and production industry.

The financials sector also weighed on performance, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects banks’ profitability because they borrow for shorter durations while lending for longer periods. During the reporting period, banks were the sector’s main detractors.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	28.2%
Real Estate	12.4
Information Technology	11.5
Industrials	11.3
Consumer Discretionary	9.2
Utilities	7.3
Energy	5.7
Materials	4.3
Health Care	4.3
Communication Services	3.2
Consumer Staples	2.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Cree Inc.	0.6%
Ciena Corp.	0.6
IDACORP Inc.	0.5
MGIC Investment Corp.	0.5
ONE Gas Inc.	0.5
Portland General Electric Co.	0.5
Radian Group Inc.	0.5
CACI International Inc., Class A	0.5
Southwest Gas Holdings Inc.	0.5
ViaSat Inc.	0.5

F U N D S U M M A R Y	23

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Boeing Co. (The)	6,000	$2,288,520
General Dynamics Corp.	2,826	478,385
Lockheed Martin Corp.	2,755	826,941
Northrop Grumman Corp.	1,767	476,383
Raytheon Co.	3,219	586,116
United Technologies Corp.	9,061	1,167,872

		5,824,217

Air Freight & Logistics — 0.6%
FedEx Corp.	2,723	493,980
United Parcel Service Inc., Class B	7,722	862,856

		1,356,836

Airlines — 0.3%
Delta Air Lines Inc.	7,161	369,866
Southwest Airlines Co.	5,638	292,668

		662,534

Auto Components — 0.0%
Garrett Motion Inc.(a)	775	11,416

Automobiles — 0.6%
Ford Motor Co.	43,595	382,764
General Motors Co.	14,678	544,554
Tesla Inc.(a)	1,540	430,984

		1,358,302

Banks — 5.8%
Bank of America Corp.	100,947	2,785,128
BB&T Corp.	8,588	399,599
Citigroup Inc.	26,568	1,653,061
JPMorgan Chase & Co.	37,064	3,751,989
PNC Financial Services Group Inc. (The)	5,095	624,953
U.S. Bancorp.	16,914	815,086
Wells Fargo & Co.	46,263	2,235,428

		12,265,244

Beverages — 2.1%
Coca-Cola Co. (The)	42,872	2,008,982
Constellation Brands Inc., Class A	1,742	305,425
Monster Beverage Corp.(a)	4,485	244,791
PepsiCo Inc.	15,878	1,945,849

		4,505,047

Biotechnology — 2.9%
AbbVie Inc.	16,946	1,365,678
Alexion Pharmaceuticals Inc.(a)	2,394	323,621
Amgen Inc.	7,047	1,338,789
Biogen Inc.(a)	2,206	521,454
Celgene Corp.(a)	7,856	741,135
Gilead Sciences Inc.	14,261	927,108
Regeneron Pharmaceuticals Inc.(a)	908	372,843
Vertex Pharmaceuticals Inc.(a)	2,860	526,097

		6,116,725

Building Products — 0.2%
Johnson Controls International PLC	10,158	375,237
Resideo Technologies Inc.(a)	1,350	26,041

		401,278

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	9,972	502,888
BlackRock Inc.(b)	1,351	577,377
Charles Schwab Corp. (The)	13,459	575,507
CME Group Inc.	3,954	650,749

Security	Shares	Value

Capital Markets (continued)
Goldman Sachs Group Inc. (The)	3,897	$748,185
Intercontinental Exchange Inc.	6,304	479,987
Morgan Stanley	13,591	573,540
S&P Global Inc.	2,781	585,540
State Street Corp.	4,224	277,981
TD Ameritrade Holding Corp.	3,113	155,619

		5,127,373

Chemicals — 2.1%
Air Products & Chemicals Inc.	2,443	466,515
DowDuPont Inc.	25,385	1,353,274
Ecolab Inc.	2,847	502,609
Linde PLC	6,163	1,084,257
LyondellBasell Industries NV, Class A	3,455	290,497
PPG Industries Inc.	2,717	306,668
Sherwin-Williams Co. (The)	937	403,575

		4,407,395

Commercial Services & Supplies — 0.2%
Waste Management Inc.	4,786	497,313

Communications Equipment — 1.3%
Cisco Systems Inc.	50,794	2,742,368

Consumer Finance — 0.6%
American Express Co.	7,797	852,212
Capital One Financial Corp.	5,228	427,075

		1,279,287

Diversified Financial Services — 2.0%
Berkshire Hathaway Inc., Class B(a)	21,698	4,358,911

Diversified Telecommunication Services — 2.5%
AT&T Inc.	81,430	2,553,645
Verizon Communications Inc.	46,336	2,739,848

		5,293,493

Electric Utilities — 1.6%
American Electric Power Co. Inc.	5,540	463,975
Duke Energy Corp.	7,973	717,570
Exelon Corp.	10,829	542,858
NextEra Energy Inc.	5,337	1,031,749
Southern Co. (The)	11,536	596,180

		3,352,332

Electrical Equipment — 0.4%
Eaton Corp. PLC	4,872	392,488
Emerson Electric Co.	6,871	470,458

		862,946

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	5,709	158,253
Halliburton Co.	9,832	288,078
Schlumberger Ltd.	15,521	676,250

		1,122,581

Entertainment — 2.1%
Activision Blizzard Inc.	8,391	382,042
Electronic Arts Inc.(a)	3,322	337,615
Netflix Inc.(a)	4,672	1,665,848
Walt Disney Co. (The)	19,619	2,178,298

		4,563,803

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	4,901	965,791
Crown Castle International Corp.	4,639	593,792
Equinix Inc.	924	418,720

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) March 31, 2019	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Prologis Inc.	7,021	$505,161
Public Storage	1,670	363,693
Simon Property Group Inc.	3,450	628,624

		3,475,781

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	4,885	1,182,854
Sysco Corp.	5,263	351,358
Walgreens Boots Alliance Inc.	9,079	574,428
Walmart Inc.	15,743	1,535,415

		3,644,055

Food Products — 0.6%
General Mills Inc.	6,641	343,672
Kraft Heinz Co. (The)	6,702	218,820
Mondelez International Inc., Class A	15,961	796,773

		1,359,265

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	19,186	1,533,729
Baxter International Inc.	5,599	455,255
Becton Dickinson and Co.	2,962	739,700
Boston Scientific Corp.(a)	15,431	592,242
Danaher Corp.	7,017	926,384
Intuitive Surgical Inc.(a)	1,275	727,489
Medtronic PLC	15,132	1,378,223
Stryker Corp.	3,819	754,329

		7,107,351

Health Care Providers & Services — 2.8%
Anthem Inc.	2,909	834,825
Cigna Corp.	4,171	670,780
CVS Health Corp.	14,360	774,435
HCA Healthcare Inc.	3,060	398,963
Humana Inc.	1,518	403,788
McKesson Corp.	2,134	249,806
UnitedHealth Group Inc.	10,707	2,647,413

		5,980,010

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	4,505	228,494
Las Vegas Sands Corp.	4,001	243,901
Marriott International Inc./MD, Class A	3,181	397,911
McDonald’s Corp.	8,708	1,653,649
Starbucks Corp.	13,501	1,003,664
Yum! Brands Inc.	3,437	343,047

		3,870,666

Household Products — 1.9%
Colgate-Palmolive Co.	9,546	654,283
Kimberly-Clark Corp.	3,838	475,528
Procter & Gamble Co. (The)	27,898	2,902,787

		4,032,598

Industrial Conglomerates — 1.7%
3M Co.	6,255	1,299,664
General Electric Co.	96,365	962,686
Honeywell International Inc.	8,135	1,292,814

		3,555,164

Insurance — 2.2%
Aflac Inc.	8,368	418,400
Allstate Corp. (The)	3,720	350,350
American International Group Inc.	9,998	430,514
Aon PLC	2,686	458,500
Chubb Ltd.	5,124	717,770

Security	Shares	Value

Insurance (continued)
Marsh & McLennan Companies Inc.	5,694	$534,666
MetLife Inc.	9,138	389,005
Progressive Corp. (The)	6,514	469,594
Prudential Financial Inc.	4,624	424,853
Travelers Companies Inc. (The)	2,975	408,051

		4,601,703

Interactive Media & Services — 5.8%
Alphabet Inc., Class A(a)	3,346	3,937,874
Alphabet Inc., Class C, NVS(a)	3,410	4,000,987
Facebook Inc., Class A(a)	26,634	4,439,622

		12,378,483

Internet & Direct Marketing Retail — 4.4%
Amazon.com Inc.(a)	4,610	8,209,257
Booking Holdings Inc.(a)	519	905,608
eBay Inc.	9,661	358,810

		9,473,675

IT Services — 5.1%
Accenture PLC, Class A	7,190	1,265,584
Automatic Data Processing Inc.	4,889	780,969
Cognizant Technology Solutions Corp., Class A	6,450	467,303
International Business Machines Corp.	10,305	1,454,035
Mastercard Inc., Class A	10,182	2,397,352
PayPal Holdings Inc.(a)	13,126	1,363,004
Visa Inc., Class A	19,728	3,081,316

		10,809,563

Life Sciences Tools & Services — 0.8%
Illumina Inc.(a)	1,649	512,328
Thermo Fisher Scientific Inc.	4,484	1,227,360

		1,739,688

Machinery — 0.9%
Caterpillar Inc.	6,406	867,949
Deere & Co.	3,588	573,506
Illinois Tool Works Inc.	3,699	530,917

		1,972,372

Media — 1.4%
Charter Communications Inc., Class A(a)	1,903	660,170
Comcast Corp., Class A	50,358	2,013,313
Fox Corp., Class A(a)	3,853	141,443
Fox Corp., Class B(a)	1,791	64,261

		2,879,187

Metals & Mining — 0.0%
Southern Copper Corp.	909	36,069

Multi-Utilities — 0.3%
Dominion Energy Inc.	8,497	651,380

Multiline Retail — 0.2%
Target Corp.	5,911	474,417

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	5,597	254,552
Chevron Corp.	21,336	2,628,169
ConocoPhillips	12,726	849,333
EOG Resources Inc.	6,480	616,766
Exxon Mobil Corp.	47,452	3,834,122
Kinder Morgan Inc./DE	21,848	437,178
Marathon Petroleum Corp.	7,472	447,199
Occidental Petroleum Corp.	8,452	559,522
Phillips 66	4,594	437,211

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	1,907	$290,398
Valero Energy Corp.	4,750	402,943

		10,757,393

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	2,406	398,313

Pharmaceuticals — 5.9%
Allergan PLC	3,797	555,919
Bristol-Myers Squibb Co.	18,279	872,091
Elanco Animal Health Inc.(a)	5	160
Eli Lilly & Co.	9,907	1,285,532
Johnson & Johnson	30,071	4,203,625
Merck & Co. Inc.	29,159	2,425,154
Pfizer Inc.	64,220	2,727,424
Zoetis Inc.	5,437	547,343

		12,617,248

Road & Rail — 1.2%
CSX Corp.	8,711	651,757
Norfolk Southern Corp.	3,001	560,857
Union Pacific Corp.	8,087	1,352,146

		2,564,760

Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials Inc.	10,701	424,402
Broadcom Inc.	4,537	1,364,321
Intel Corp.	50,427	2,707,930
Micron Technology Inc.(a)	12,557	518,981
NVIDIA Corp.	6,509	1,168,756
NXP Semiconductors NV	3,798	335,705
QUALCOMM Inc.	13,555	773,042
Texas Instruments Inc.	10,748	1,140,040

		8,433,177

Software — 7.1%
Adobe Inc.(a)	5,498	1,465,162
Intuit Inc.	2,774	725,151
Microsoft Corp.	84,890	10,011,927
Oracle Corp.	27,064	1,453,607
salesforce.com Inc.(a)	8,129	1,287,390
VMware Inc., Class A	794	143,325

		15,086,562

Security	Shares	Value

Specialty Retail — 2.0%
Home Depot Inc. (The)	12,654	$2,428,176
Lowe’s Companies Inc.	8,975	982,493
TJX Companies Inc. (The)	13,834	736,107

		4,146,776

Technology Hardware, Storage & Peripherals — 5.0%
Apple Inc.	53,194	10,104,200
Hewlett Packard Enterprise Co.	15,687	242,051
HP Inc.	17,449	339,034

		10,685,285

Textiles, Apparel & Luxury Goods — 0.6%
NIKE Inc., Class B	13,769	1,159,488

Tobacco — 1.3%
Altria Group Inc.	21,173	1,215,965
Philip Morris International Inc.	17,419	1,539,666

		2,755,631

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	3,447	238,188

Total Common Stocks — 99.8% (Cost: $201,870,474)		212,993,649

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	234,377	234,377

Total Short-Term Investments — 0.1% (Cost: $234,377)		234,377

Total Investments in Securities — 99.9% (Cost: $202,104,851)		213,228,026

Other Assets, Less Liabilities — 0.1%		153,782

Net Assets — 100.0%		$213,381,808

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	276,598	—		(276,598	)(b)	—	$—	$9,585	(c)	$355		$3
BlackRock Cash Funds: Treasury, SL Agency Shares	218,052	16,325	(b)	—		234,377	234,377	6,204		—		—
BlackRock Inc.	938	847		(434)		1,351	577,377	13,877		25,565		(142,157)
PNC Financial Services Group Inc. (The)(d)	3,595	3,150		(1,650)		5,095	N/A	14,899		60,321		(159,108)

							$811,754	$44,565		$86,241		$(301,262)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) March 31, 2019	iShares® Russell Top 200 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	2	06/21/19	$284	$5,367

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$5,367

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$14,708

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$19,961

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$214,152

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$212,993,649	$—	$—	$212,993,649
Money Market Funds	234,377	—	—	234,377

	$213,228,026	$—	$—	$213,228,026

Derivative financial instruments(a)
Assets
Futures Contracts	$5,367	$—	$—	$5,367

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.6%
Boeing Co. (The)	71,790	$27,382,142
General Dynamics Corp.	12,430	2,104,150
Lockheed Martin Corp.	29,957	8,991,893
Northrop Grumman Corp.	19,399	5,229,971
Raytheon Co.	34,736	6,324,731

		50,032,887

Air Freight & Logistics — 1.2%
FedEx Corp.	31,970	5,799,677
United Parcel Service Inc., Class B	93,370	10,433,164

		16,232,841

Airlines — 0.2%
Delta Air Lines Inc.	13,505	697,533
Southwest Airlines Co.	46,323	2,404,627

		3,102,160

Auto Components — 0.0%
Garrett Motion Inc.(a)	21	309

Automobiles — 0.4%
Tesla Inc.(a)(b)	18,419	5,154,741

Beverages — 3.5%
Coca-Cola Co. (The)	436,825	20,469,620
Constellation Brands Inc., Class A	18,969	3,325,835
Monster Beverage Corp.(a)	53,514	2,920,794
PepsiCo Inc.	174,959	21,441,225

		48,157,474

Biotechnology — 4.9%
AbbVie Inc.	203,430	16,394,424
Alexion Pharmaceuticals Inc.(a)	22,214	3,002,889
Amgen Inc.	78,381	14,890,822
Biogen Inc.(a)	25,347	5,991,524
Celgene Corp.(a)	92,251	8,702,959
Gilead Sciences Inc.	128,398	8,347,154
Regeneron Pharmaceuticals Inc.(a)	10,651	4,373,514
Vertex Pharmaceuticals Inc.(a)	33,951	6,245,286

		67,948,572

Building Products — 0.0%
Resideo Technologies Inc.(a)	35	675

Capital Markets — 1.4%
Charles Schwab Corp. (The)	169,833	7,262,059
CME Group Inc.	5,491	903,709
Intercontinental Exchange Inc.	35,504	2,703,275
S&P Global Inc.	32,496	6,842,033
State Street Corp.	335	22,046
TD Ameritrade Holding Corp.	41,077	2,053,439

		19,786,561

Chemicals — 1.3%
Ecolab Inc.	16,811	2,967,814
Linde PLC	44,754	7,873,571
LyondellBasell Industries NV, Class A	21,137	1,777,199
PPG Industries Inc.	1,994	225,063
Sherwin-Williams Co. (The)	12,407	5,343,819

		18,187,466

Commercial Services & Supplies — 0.4%
Waste Management Inc.	51,137	5,313,646

Security	Shares	Value

Consumer Finance — 0.6%
American Express Co.	67,675	$7,396,877
Capital One Financial Corp.	453	37,006

		7,433,883

Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B(a)	41,741	8,385,349

Electrical Equipment — 0.3%
Emerson Electric Co.	52,657	3,605,425

Energy Equipment & Services — 0.2%
Halliburton Co.	103,455	3,031,232

Entertainment — 3.5%
Activision Blizzard Inc.	106,755	4,860,555
Electronic Arts Inc.(a)	43,943	4,465,927
Netflix Inc.(a)	58,927	21,011,011
Walt Disney Co. (The)	157,160	17,449,475

		47,786,968

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	60,032	11,829,906
Crown Castle International Corp.	41,957	5,370,496
Equinix Inc.	10,643	4,822,982
Public Storage	18,043	3,929,405
Simon Property Group Inc.	34,435	6,274,401

		32,227,190

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	62,665	15,173,703
Sysco Corp.	58,424	3,900,386

		19,074,089

Food Products — 0.0%
General Mills Inc.	634	32,810

Health Care Equipment & Supplies — 1.8%
Baxter International Inc.	3,892	316,459
Becton Dickinson and Co.	5,711	1,426,208
Boston Scientific Corp.(a)	140,953	5,409,776
Intuitive Surgical Inc.(a)	15,943	9,096,757
Stryker Corp.	45,826	9,051,551

		25,300,751

Health Care Providers & Services — 3.1%
Cigna Corp.	12,079	1,942,545
CVS Health Corp.	11,253	606,874
HCA Healthcare Inc.	29,437	3,837,996
Humana Inc.	15,492	4,120,872
McKesson Corp.	661	77,377
UnitedHealth Group Inc.	132,058	32,652,661

		43,238,325

Hotels, Restaurants & Leisure — 1.9%
Las Vegas Sands Corp.	44,942	2,739,664
Marriott International Inc./MD, Class A	49,457	6,186,576
McDonald’s Corp.	17,701	3,361,420
Starbucks Corp.	174,412	12,965,788
Yum! Brands Inc.	12,192	1,216,884

		26,470,332

Household Products — 0.4%
Colgate-Palmolive Co.	17,725	1,214,871
Kimberly-Clark Corp.	37,773	4,680,075

		5,894,946

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) March 31, 2019	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 1.8%
3M Co.	66,461	$13,809,266
Honeywell International Inc.	69,193	10,996,151

		24,805,417

Insurance — 1.0%
American International Group Inc.	15,108	650,550
Aon PLC	28,175	4,809,473
Marsh & McLennan Companies Inc.	27,220	2,555,958
Progressive Corp. (The)	79,400	5,723,946
Travelers Companies Inc. (The)	2,883	395,432

		14,135,359

Interactive Media & Services — 8.6%
Alphabet Inc., Class A(a)	25,320	29,798,855
Alphabet Inc., Class C, NVS(a)	28,343	33,255,125
Facebook Inc., Class A(a)	333,268	55,552,443

		118,606,423

Internet & Direct Marketing Retail — 8.3%
Amazon.com Inc.(a)	55,102	98,122,886
Booking Holdings Inc.(a)	7,120	12,423,759
eBay Inc.	101,091	3,754,520

		114,301,165

IT Services — 9.6%
Accenture PLC, Class A	93,509	16,459,454
Automatic Data Processing Inc.	61,224	9,779,922
Cognizant Technology Solutions Corp., Class A	69,450	5,031,653
International Business Machines Corp.	90,077	12,709,865
Mastercard Inc., Class A	132,383	31,169,577
PayPal Holdings Inc.(a)	169,441	17,594,753
Visa Inc., Class A	252,715	39,471,556

		132,216,780

Life Sciences Tools & Services — 0.6%
Illumina Inc.(a)	20,416	6,343,047
Thermo Fisher Scientific Inc.	7,268	1,989,397

		8,332,444

Machinery — 1.6%
Caterpillar Inc.	70,001	9,484,436
Deere & Co.	40,791	6,520,033
Illinois Tool Works Inc.	40,122	5,758,711

		21,763,180

Media — 0.5%
Charter Communications Inc., Class A(a)	17,818	6,181,242

Metals & Mining — 0.0%
Southern Copper Corp.	10,934	433,861

Oil, Gas & Consumable Fuels — 0.3%
Anadarko Petroleum Corp.	17,800	809,544
EOG Resources Inc.	11,624	1,106,372
Pioneer Natural Resources Co.	12,362	1,882,486

		3,798,402

Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	28,213	4,670,662

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	115,241	5,498,148
Eli Lilly & Co.	81,136	10,528,207
Johnson & Johnson	72,326	10,110,452
Merck & Co. Inc.	28,188	2,344,396
Zoetis Inc.	60,970	6,137,850

		34,619,053

Security	Shares	Value

Road & Rail — 1.4%
CSX Corp.	52,288	$3,912,188
Union Pacific Corp.	92,487	15,463,827

		19,376,015

Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials Inc.	135,672	5,380,751
Broadcom Inc.	35,280	10,609,049
Micron Technology Inc.(a)	118,311	4,889,794
NVIDIA Corp.	80,384	14,433,751
NXP Semiconductors NV	3,721	328,899
Texas Instruments Inc.	146,811	15,572,243

		51,214,487

Software — 11.9%
Adobe Inc.(a)	75,056	20,001,673
Intuit Inc.	40,222	10,514,433
Microsoft Corp.	933,485	110,095,221
Oracle Corp.	65,600	3,523,376
salesforce.com Inc.(a)	109,215	17,296,380
VMware Inc., Class A	10,315	1,861,961

		163,293,044

Specialty Retail — 3.6%
Home Depot Inc. (The)	152,726	29,306,592
Lowe’s Companies Inc.	106,458	11,653,957
TJX Companies Inc. (The)	164,104	8,731,974

		49,692,523

Technology Hardware, Storage & Peripherals — 8.6%
Apple Inc.	626,028	118,914,019

Textiles, Apparel & Luxury Goods — 1.0%
NIKE Inc., Class B	167,900	14,138,859

Tobacco — 1.1%
Altria Group Inc.	253,016	14,530,709

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	25,674	1,774,073

Total Common Stocks — 99.7% (Cost: $1,089,177,529)		1,373,196,349

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	5,098,460	5,100,500
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	3,943,519	3,943,519

		9,044,019

Total Short-Term Investments — 0.6% (Cost: $9,043,572)		9,044,019

Total Investments in Securities — 100.3% (Cost: $1,098,221,101)		1,382,240,368

Other Assets, Less Liabilities — (0.3)%		(4,754,420)

Net Assets — 100.0%		$1,377,485,948

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,848,387	1,250,073	5,098,460	$5,100,500	$102,262	(b)	$2,155		$826
BlackRock Cash Funds: Treasury, SL Agency Shares	1,079,160	2,864,359	3,943,519	3,943,519	43,731		—		—

				$9,044,019	$145,993		$2,155		$826

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	30	06/21/19	$4,257	$90,153

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$90,153

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(39,980)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$182,350

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,697,080

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) March 31, 2019	iShares® Russell Top 200 Growth ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,373,196,349	$—	$—	$1,373,196,349
Money Market Funds	9,044,019	—	—	9,044,019

	$1,382,240,368	$—	$—	$1,382,240,368

Derivative financial instruments(a)
Assets
Futures Contracts	$90,153	$—	$—	$90,153

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
General Dynamics Corp.	6,706	$1,135,192
Lockheed Martin Corp.	1,038	311,566
United Technologies Corp.	39,193	5,051,586

		6,498,344
Airlines — 0.4%
Delta Air Lines Inc.	23,171	1,196,782
Southwest Airlines Co.	7,093	368,198

		1,564,980
Auto Components — 0.0%
Garrett Motion Inc.(a)	1,332	19,620

Automobiles — 0.9%
Ford Motor Co.	188,407	1,654,213
General Motors Co.	63,306	2,348,653

		4,002,866
Banks — 12.4%
Bank of America Corp.	435,920	12,027,033
BB&T Corp.	37,161	1,729,101
Citigroup Inc.	114,621	7,131,719
JPMorgan Chase & Co.	160,053	16,202,165
PNC Financial Services Group Inc. (The)	22,053	2,705,021
U.S. Bancorp.	73,220	3,528,472
Wells Fargo & Co.	199,723	9,650,615

		52,974,126
Beverages — 0.7%
Coca-Cola Co. (The)	41,383	1,939,207
PepsiCo Inc.	7,749	949,640

		2,888,847
Biotechnology — 0.4%
Alexion Pharmaceuticals Inc.(a)	1,758	237,646
Amgen Inc.	1,804	342,724
Biogen Inc.(a)	492	116,299
Gilead Sciences Inc.	15,753	1,024,103

		1,720,772
Building Products — 0.4%
Johnson Controls International PLC	43,954	1,623,661
Resideo Technologies Inc.(a)	2,198	42,399

		1,666,060
Capital Markets — 3.5%
Bank of New York Mellon Corp. (The)	42,950	2,165,969
BlackRock Inc.(b)	5,855	2,502,251
CME Group Inc.	15,093	2,484,006
Goldman Sachs Group Inc. (The)	16,877	3,240,215
Intercontinental Exchange Inc.	13,127	999,490
Morgan Stanley	58,606	2,473,173
State Street Corp.	17,053	1,122,258

		14,987,362
Chemicals — 3.0%
Air Products & Chemicals Inc.	10,582	2,020,739
DowDuPont Inc.	109,787	5,852,745
Ecolab Inc.	6,757	1,192,881
Linde PLC	10,887	1,915,350
LyondellBasell Industries NV, Class A	7,777	653,890
PPG Industries Inc.	10,919	1,232,427

		12,868,032

Security	Shares	Value

Commercial Services & Supplies — 0.1%
Waste Management Inc.	3,135	$325,758

Communications Equipment — 2.8%
Cisco Systems Inc.	219,337	11,842,005

Consumer Finance — 0.7%
American Express Co.	10,742	1,174,101
Capital One Financial Corp.	20,764	1,696,211

		2,870,312
Diversified Financial Services — 3.9%
Berkshire Hathaway Inc., Class B(a)	81,891	16,451,083

Diversified Telecommunication Services — 5.4%
AT&T Inc.	351,576	11,025,424
Verizon Communications Inc.	200,079	11,830,671

		22,856,095
Electric Utilities — 3.4%
American Electric Power Co. Inc.	23,812	1,994,255
Duke Energy Corp.	34,538	3,108,420
Exelon Corp.	46,634	2,337,762
NextEra Energy Inc.	23,094	4,464,532
Southern Co. (The)	49,770	2,572,114

		14,477,083
Electrical Equipment — 0.5%
Eaton Corp. PLC	21,095	1,699,413
Emerson Electric Co.	8,592	588,294

		2,287,707
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	24,852	688,897
Schlumberger Ltd.	66,975	2,918,101

		3,606,998
Entertainment — 0.9%
Walt Disney Co. (The)	32,959	3,659,438

Equity Real Estate Investment Trusts (REITs) — 0.7%
Crown Castle International Corp.	4,920	629,760
Prologis Inc.	30,218	2,174,185
Simon Property Group Inc.	1,227	223,572

		3,027,517
Food & Staples Retailing — 2.1%
Walgreens Boots Alliance Inc.	39,144	2,476,641
Walmart Inc.	67,900	6,622,287

		9,098,928
Food Products — 1.4%
General Mills Inc.	27,240	1,409,670
Kraft Heinz Co. (The)	29,163	952,172
Mondelez International Inc., Class A	69,112	3,450,071

		5,811,913
Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	82,748	6,614,875
Baxter International Inc.	21,442	1,743,449
Becton Dickinson and Co.	11,633	2,905,109
Boston Scientific Corp.(a)	15,417	591,705
Danaher Corp.	30,374	4,009,976
Medtronic PLC	65,442	5,960,457

		21,825,571
Health Care Providers & Services — 2.4%
Anthem Inc.	12,591	3,613,365
Cigna Corp.	12,919	2,077,634

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) March 31, 2019	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	57,469	$3,099,303
HCA Healthcare Inc.	3,790	494,140
Humana Inc.	334	88,844
McKesson Corp.	8,119	950,410

		10,323,696
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	19,343	981,077
Las Vegas Sands Corp.	6,722	409,773
McDonald’s Corp.	30,274	5,749,032
Yum! Brands Inc.	10,491	1,047,107

		8,186,989
Household Products — 3.5%
Colgate-Palmolive Co.	33,623	2,304,520
Kimberly-Clark Corp.	2,175	269,483
Procter & Gamble Co. (The)	120,474	12,535,320

		15,109,323
Industrial Conglomerates — 1.7%
3M Co.	4,468	928,361
General Electric Co.	417,064	4,166,469
Honeywell International Inc.	13,316	2,116,179

		7,211,009
Insurance — 3.3%
Aflac Inc.	35,994	1,799,700
Allstate Corp. (The)	16,005	1,507,351
American International Group Inc.	36,762	1,582,973
Chubb Ltd.	22,147	3,102,352
Marsh & McLennan Companies Inc.	13,102	1,230,278
MetLife Inc.	39,410	1,677,683
Prudential Financial Inc.	19,933	1,831,444
Travelers Companies Inc. (The)	10,306	1,413,571

		14,145,352
Internet & Direct Marketing Retail — 0.3%
eBay Inc.	32,621	1,211,544

IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	2,717	196,846
International Business Machines Corp.	12,468	1,759,235

		1,956,081
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific Inc.	18,249	4,995,116

Machinery — 0.1%
Caterpillar Inc.	2,233	302,549

Media — 2.4%
Charter Communications Inc., Class A(a)	2,412	836,747
Comcast Corp., Class A	217,327	8,688,734
Fox Corp., Class A(a)	16,956	622,455
Fox Corp., Class B(a)	7,830	280,940

		10,428,876
Multi-Utilities — 0.7%
Dominion Energy Inc.	36,664	2,810,662

Multiline Retail — 0.5%
Target Corp.	25,431	2,041,092

Oil, Gas & Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	16,200	736,776
Chevron Corp.	92,130	11,348,573
ConocoPhillips	55,130	3,679,376

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Inc.	24,792	$2,359,703
Exxon Mobil Corp.	204,912	16,556,890
Kinder Morgan Inc./DE	93,980	1,880,540
Marathon Petroleum Corp.	32,357	1,936,566
Occidental Petroleum Corp.	36,520	2,417,624
Phillips 66	19,866	1,890,647
Pioneer Natural Resources Co.	3,677	559,934
Valero Energy Corp.	20,460	1,735,622

		45,102,251
Pharmaceuticals — 10.0%
Allergan PLC	16,378	2,397,903
Bristol-Myers Squibb Co.	36,966	1,763,648
Eli Lilly & Co.	16,406	2,128,842
Johnson & Johnson	106,481	14,884,979
Merck & Co. Inc.	117,448	9,768,150
Pfizer Inc.	277,308	11,777,271

		42,720,793
Road & Rail — 1.0%
CSX Corp.	19,893	1,488,394
Norfolk Southern Corp.	12,920	2,414,619
Union Pacific Corp.	2,835	474,012

		4,377,025
Semiconductors & Semiconductor Equipment — 4.5%
Broadcom Inc.	7,866	2,365,385
Intel Corp.	217,749	11,693,121
Micron Technology Inc.(a)	11,713	484,098
NXP Semiconductors NV	15,495	1,369,603
QUALCOMM Inc.	58,696	3,347,433

		19,259,640
Software — 1.9%
Microsoft Corp.	19,427	2,291,220
Oracle Corp.	105,388	5,660,390

		7,951,610
Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	67,667	1,044,102
HP Inc.	75,057	1,458,357

		2,502,459
Tobacco — 1.6%
Philip Morris International Inc.	75,128	6,640,564

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	5,175	357,592

Total Common Stocks — 99.8% (Cost: $390,410,063)		424,965,640

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	445,784	445,784

Total Short-Term Investments — 0.1% (Cost: $445,783)		445,784

Total Investments in Securities — 99.9% (Cost: $390,855,846)		425,411,424

Other Assets, Less Liabilities — 0.1%		419,715

Net Assets — 100.0%		$425,831,139

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell Top 200 Value ETF

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	112,847	—		(112,847	)(b)	—	$—	$11,310	(c)	$(394)		$11
BlackRock Cash Funds: Treasury, SL Agency Shares	303,412	142,372	(b)	—		445,784	445,784	11,404		—		—
BlackRock Inc.	4,298	2,475		(918)		5,855	2,502,251	62,348		35,985		(542,852)
PNC Financial Services Group Inc. (The)(d)	16,443	9,417		(3,807)		22,053	N/A	65,368		23,620		(860,462)

							$2,948,035	$150,430		$59,211		$(1,403,303)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	5	06/21/19	$709	$13,514

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$13,514

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(32,461)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$42,702

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$546,226

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) March 31, 2019	iShares® Russell Top 200 Value ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$424,965,640	$—	$—	$424,965,640
Money Market Funds	445,784	—	—	445,784

	$425,411,424	$—	$—	$425,411,424

Derivative financial instruments(a)
Assets
Futures Contracts	$13,514	$—	$—	$13,514

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	391,587	$149,359,114	0.8%
Other securities		325,733,147	1.7

		475,092,261	2.5
Air Freight & Logistics
Other securities		112,002,951	0.6

Airlines
Other securities		77,612,695	0.4

Auto Components
Other securities		37,389,693	0.2

Automobiles
Other securities		95,222,105	0.5

Banks
Bank of America Corp.	6,591,485	181,859,071	1.0
Citigroup Inc.	1,733,174	107,838,086	0.6
JPMorgan Chase & Co.	2,420,133	244,990,064	1.3
Wells Fargo & Co.	3,019,985	145,925,675	0.8
Other securities		333,042,098	1.6

		1,013,654,994	5.3
Beverages
Coca-Cola Co. (The)	2,798,437	131,134,758	0.7
PepsiCo Inc.	1,036,027	126,965,109	0.7
Other securities		59,843,800	0.2

		317,943,667	1.6
Biotechnology
AbbVie Inc.	1,108,208	89,310,483	0.5
Amgen Inc.	460,905	87,562,732	0.5
Other securities		311,650,724	1.5

		488,523,939	2.5
Building Products
Other securities		67,425,594	0.4

Capital Markets
BlackRock Inc.(a)	88,459	37,804,723	0.2
Other securities		461,949,289	2.4

		499,754,012	2.6
Chemicals
DowDuPont Inc.	1,660,080	88,498,865	0.5
Other securities		293,783,933	1.5

		382,282,798	2.0
Commercial Services & Supplies
Other securities		82,709,894	0.4

Communications Equipment
Cisco Systems Inc.	3,316,553	179,060,696	0.9
Other securities		52,694,875	0.3

		231,755,571	1.2
Construction & Engineering
Other securities		21,116,228	0.1

Construction Materials
Other securities		23,356,246	0.1

Consumer Finance
Other securities		138,072,549	0.7

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$84,262,455	0.4%

Distributors
Other securities		22,995,451	0.1

Diversified Consumer Services
Other securities		26,679,198	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	1,416,780	284,616,934	1.5
Other securities		12,738,128	0.0

		297,355,062	1.5
Diversified Telecommunication Services
AT&T Inc.	5,316,140	166,714,150	0.9
Verizon Communications Inc.	3,025,368	178,890,010	0.9
Other securities		12,955,128	0.1

		358,559,288	1.9
Electric Utilities
Other securities		360,221,403	1.9

Electrical Equipment
Other securities		105,858,708	0.5

Electronic Equipment, Instruments & Components
Other securities		115,256,473	0.6

Energy Equipment & Services
Other securities		94,687,551	0.5

Entertainment
Netflix Inc.(b)	304,713	108,648,467	0.6
Walt Disney Co. (The)	1,276,801	141,763,215	0.7
Other securities		85,891,977	0.4

		336,303,659	1.7
Equity Real Estate Investment Trusts (REITs)
Other securities		706,345,921	3.7

Food & Staples Retailing
Walmart Inc.	1,027,417	100,203,980	0.5
Other securities		162,932,194	0.9

		263,136,174	1.4
Food Products
Other securities		221,515,864	1.1

Gas Utilities
Other securities		19,198,045	0.1

Health Care Equipment & Supplies
Abbott Laboratories	1,251,206	100,021,408	0.5
Medtronic PLC	990,456	90,210,732	0.5
Other securities		465,402,403	2.4

		655,634,543	3.4
Health Care Providers & Services
UnitedHealth Group Inc.	699,068	172,851,554	0.9
Other securities		323,226,644	1.7

		496,078,198	2.6
Health Care Technology
Other securities		24,443,886	0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	568,326	107,925,107	0.6

S C H E D U L E O F I N V E S T M E N T S	37

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$286,432,393	1.4%

		394,357,500	2.0
Household Durables
Other securities		65,309,805	0.3

Household Products
Procter & Gamble Co. (The)	1,821,680	189,545,804	1.0
Other securities		105,490,503	0.5

		295,036,307	1.5
Independent Power and Renewable Electricity Producers
Other securities		25,198,346	0.1

Industrial Conglomerates
3M Co.	409,116	85,006,122	0.5
Honeywell International Inc.	532,038	84,551,479	0.5
Other securities		93,471,512	0.4

		263,029,113	1.4
Insurance
Other securities		493,439,404	2.6

Interactive Media & Services
Alphabet Inc., Class A(b)	218,485	257,132,812	1.3
Alphabet Inc., Class C, NVS(b)	222,694	261,289,097	1.4
Facebook Inc., Class A(b)	1,739,121	289,894,080	1.5
Other securities		39,099,299	0.2

		847,415,288	4.4
Internet & Direct Marketing Retail
Amazon.com Inc.(b)	301,000	536,005,750	2.8
Other securities		108,345,163	0.5

		644,350,913	3.3
IT Services
Accenture PLC, Class A	469,645	82,666,913	0.4
International Business Machines Corp.	671,880	94,802,268	0.5
Mastercard Inc., Class A	664,582	156,475,832	0.8
PayPal Holdings Inc.(b)	858,388	89,135,010	0.5
Visa Inc., Class A(c)	1,288,157	201,197,242	1.0
Other securities		397,548,899	2.1

		1,021,826,164	5.3
Leisure Products
Other securities		17,230,573	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	293,198	80,254,157	0.4
Other securities		134,223,672	0.7

		214,477,829	1.1
Machinery
Other securities		348,424,651	1.8

Marine
Other securities		3,198,109	0.0

Media
Comcast Corp., Class A	3,286,172	131,381,157	0.7
Other securities		140,637,113	0.7

		272,018,270	1.4
Metals & Mining
Other securities		63,815,364	0.3

Mortgage Real Estate Investment
Other securities		33,556,795	0.2

Security	Shares	Value	% of Net Assets

Multi-Utilities
Other securities		$190,817,606	1.0%

Multiline Retail
Other securities		89,434,769	0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	1,393,072	171,598,609	0.9
Exxon Mobil Corp.	3,098,448	250,354,598	1.3
Other securities		480,460,996	2.5

		902,414,203	4.7
Paper & Forest Products
Other securities		2,294,724	0.0

Personal Products
Other securities		35,872,811	0.2

Pharmaceuticals
Eli Lilly & Co.	646,593	83,901,908	0.5
Johnson & Johnson	1,963,496	274,477,106	1.4
Merck & Co. Inc.	1,903,447	158,309,687	0.8
Pfizer Inc.	4,193,121	178,081,849	0.9
Other securities		166,340,094	0.9

		861,110,644	4.5
Professional Services
Other securities		77,847,601	0.4

Real Estate Management & Development
Other securities		20,691,369	0.1

Road & Rail
Union Pacific Corp.	528,849	88,423,553	0.5
Other securities		115,827,517	0.6

		204,251,070	1.1
Semiconductors & Semiconductor Equipment
Broadcom Inc.	296,963	89,299,744	0.5
Intel Corp.	3,292,554	176,810,150	0.9
Other securities		472,790,087	2.4

		738,899,981	3.8
Software
Adobe Inc.(b)	359,831	95,891,363	0.5
Microsoft Corp.	5,543,028	653,744,722	3.4
Oracle Corp.	1,764,849	94,790,040	0.5
salesforce.com Inc.(b)	531,607	84,190,601	0.4
Other securities		377,683,258	2.0

		1,306,299,984	6.8
Specialty Retail
Home Depot Inc. (The)	825,964	158,494,232	0.8
Other securities		273,161,179	1.4

		431,655,411	2.2
Technology Hardware, Storage & Peripherals
Apple Inc.	3,473,411	659,774,420	3.4
Other securities		76,706,307	0.4

		736,480,727	3.8
Textiles, Apparel & Luxury Goods
Other securities		149,899,686	0.8

Thrifts & Mortgage Finance
Other securities		4,570,316	0.0

Tobacco
Philip Morris International Inc.	1,136,019	100,412,720	0.5

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Tobacco (continued)
Other securities		$79,520,966	0.4%

		179,933,686	0.9
Trading Companies & Distributors
Other securities		48,113,548	0.3

Transportation Infrastructure
Other securities		2,385,937	0.0

Water Utilities
Other securities		18,546,267	0.1

Wireless Telecommunication Services
Other securities		20,859,682	0.1

Total Common Stocks (Cost: $17,005,808,904)		19,277,511,529	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(a)(d)(e)	379,438,707	379,590,482	2.0
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(d)	17,776,119	17,776,119	0.1

		397,366,601	2.1

Total Short-Term Investments (Cost: $397,276,346)		397,366,601	2.1

Total Investments In Securities (Cost: $17,403,085,250)		19,674,878,130	101.9

Other Assets, Less Liabilities		(361,973,484)	(1.9)

Net Assets		$19,312,904,646	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	298,985,695	80,453,012	(b)	—		379,438,707	$379,590,482	$1,886,643	(c)	$15,880		$95,863
BlackRock Cash Funds: Treasury, SL Agency Shares	20,414,293	—		(2,638,174	)(b)	17,776,119	17,776,119	886,254		—		—
BlackRock Inc.	96,172	32,698		(40,411)		88,459	37,804,723	1,128,060		4,269,301		(14,435,723)
PNC Financial Services Group Inc. (The)(d)	367,371	120,559		(155,109)		332,821	N/A	1,246,382		6,550,816		(19,076,806)

							$435,171,324	$5,147,339		$10,835,997		$(33,416,666)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	39

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	228	06/21/19	$32,351	$684,210
S&P MidCap 400 E-Mini	14	06/21/19	2,661	26,861

				$711,071

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$711,071

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,489,027

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,672,481

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$37,375,032

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$19,277,511,529	$—	$—	$19,277,511,529
Money Market Funds	397,366,601	—	—	397,366,601

	$19,674,878,130	$—	$—	$19,674,878,130

Derivative financial instruments(a)
Assets
Futures Contracts	$711,071	$—	$—	$711,071

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	1,711,663	$652,862,501	1.5%
Lockheed Martin Corp.	716,390	215,031,622	0.5
Raytheon Co.	917,783	167,109,929	0.4
Other securities		442,432,544	1.1

		1,477,436,596	3.5
Air Freight & Logistics
United Parcel Service Inc., Class B	2,207,340	246,648,171	0.6
Other securities		243,064,428	0.5

		489,712,599	1.1
Airlines
Other securities		86,374,637	0.2

Auto Components
Other securities		77,859,198	0.2

Automobiles
Other securities		130,688,915	0.3

Banks
Other securities		71,343,957	0.2

Beverages
Coca-Cola Co. (The)	9,488,793	444,644,840	1.0
PepsiCo Inc.	4,016,720	492,249,036	1.2
Other securities		228,704,396	0.5

		1,165,598,272	2.7
Biotechnology
AbbVie Inc.	4,843,953	390,374,172	0.9
Amgen Inc.	1,895,697	360,144,516	0.8
Celgene Corp.(a)(b)	2,242,764	211,582,356	0.5
Gilead Sciences Inc.	3,038,947	197,561,945	0.5
Other securities		832,928,336	2.0

		1,992,591,325	4.7
Building Products
Other securities		124,263,985	0.3

Capital Markets
S&P Global Inc.	793,611	167,094,796	0.4
Other securities		756,724,074	1.8

		923,818,870	2.2
Chemicals
Linde PLC(b)	1,041,232	183,183,946	0.4
Other securities		352,360,151	0.9

		535,544,097	1.3
Commercial Services & Supplies
Other securities		257,444,795	0.6

Communications Equipment
Other securities		103,322,855	0.2

Construction & Engineering
Other securities		5,114,223	0.0

Construction Materials
Other securities		94,186,315	0.2

Consumer Finance
American Express Co.	1,521,038	166,249,454	0.4

Security	Shares	Value	% of Net Assets

Consumer Finance (continued)
Other securities		$85,215,428	0.2%

		251,464,882	0.6
Containers & Packaging
Other securities		118,559,081	0.3

Distributors
Other securities		25,583,207	0.1

Diversified Consumer Services
Other securities		79,016,025	0.2

Diversified Financial Services
Other securities		158,464,327	0.4

Diversified Telecommunication Services
Other securities		20,487,154	0.0

Electrical Equipment
Other securities		200,815,390	0.5

Electronic Equipment, Instruments & Components
Other securities		247,440,568	0.6

Energy Equipment & Services
Other securities		82,707,685	0.2

Entertainment
Netflix Inc.(a)	1,331,897	474,901,194	1.1
Walt Disney Co. (The)	3,412,331	378,871,111	0.9
Other securities		256,107,954	0.6

		1,109,880,259	2.6
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	1,401,617	276,202,646	0.7
Other securities		712,570,727	1.6

		988,773,373	2.3
Food & Staples Retailing
Costco Wholesale Corp.	1,396,551	338,160,859	0.8
Other securities		110,255,996	0.2

		448,416,855	1.0
Food Products
Other securities		105,652,375	0.2

Health Care Equipment & Supplies
Intuitive Surgical Inc.(a)(b)	362,825	207,020,689	0.5
Stryker Corp.	1,091,496	215,592,290	0.5
Other securities		702,023,256	1.6

		1,124,636,235	2.6
Health Care Providers & Services
UnitedHealth Group Inc.	3,055,567	755,519,496	1.8
Other securities		488,932,794	1.1

		1,244,452,290	2.9
Health Care Technology
Other securities		76,046,016	0.2

Hotels, Restaurants & Leisure
Starbucks Corp.	3,860,420	286,983,623	0.7
Other securities		631,709,245	1.4

		918,692,868	2.1
Household Durables
Other securities		101,896,013	0.2

S C H E D U L E O F I N V E S T M E N T S	41

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Products
Other securities		$266,031,176	0.6%

Industrial Conglomerates
3M Co.	1,493,144	310,245,460	0.7
Honeywell International Inc.	1,444,120	229,499,551	0.5
Other securities		20,907,704	0.1

		560,652,715	1.3
Insurance
Other securities		415,024,866	1.0

Interactive Media & Services
Alphabet Inc., Class A(a)	954,992	1,123,920,535	2.6
Alphabet Inc., Class C, NVS(a)	973,363	1,142,056,542	2.7
Facebook Inc., Class A(a)	7,601,663	1,267,121,205	3.0
Other securities		165,809,676	0.4

		3,698,907,958	8.7
Internet & Direct Marketing Retail
Amazon.com Inc.(a)	1,315,611	2,342,774,288	5.5
Booking Holdings Inc.(a)	147,875	258,028,566	0.6
Other securities		114,313,741	0.3

		2,715,116,595	6.4
IT Services
Accenture PLC, Class A	2,055,242	361,763,697	0.8
Automatic Data Processing Inc.	1,392,131	222,379,006	0.5
International Business Machines Corp.	2,111,496	297,932,086	0.7
Mastercard Inc., Class A	2,904,830	683,942,223	1.6
PayPal Holdings Inc.(a)	3,751,933	389,600,723	0.9
Visa Inc., Class A	5,630,558	879,436,854	2.1
Other securities		1,125,813,188	2.7

		3,960,867,777	9.3
Leisure Products
Other securities		45,312,654	0.1

Life Sciences Tools & Services
Other securities		343,176,188	0.8

Machinery
Caterpillar Inc.	1,682,924	228,019,373	0.5
Other securities		708,207,105	1.7

		936,226,478	2.2
Media
Other securities		270,379,973	0.6

Metals & Mining
Other securities		21,518,572	0.0

Multiline Retail
Other securities		131,462,390	0.3

Oil, Gas & Consumable Fuels
Other securities		235,652,164	0.5

Personal Products
Other securities		119,186,678	0.3

Pharmaceuticals
Eli Lilly & Co.	1,742,584	226,117,700	0.5
Johnson & Johnson	1,544,827	215,951,366	0.5
Other securities		396,458,973	1.0

		838,528,039	2.0
Professional Services
Other securities		197,594,198	0.5

Security	Shares	Value	% of Net Assets

Real Estate Management & Development
Other securities		$29,377,408	0.1%

Road & Rail
Union Pacific Corp.	2,124,386	355,197,339	0.8
Other securities		163,344,255	0.4

		518,541,594	1.2
Semiconductors & Semiconductor Equipment
Broadcom Inc.	776,712	233,565,066	0.6
NVIDIA Corp.(b)	1,860,492	334,069,943	0.8
Texas Instruments Inc.	3,072,479	325,897,848	0.8
Other securities		855,322,864	1.9

		1,748,855,721	4.1
Software
Adobe Inc.(a)	1,571,372	418,754,924	1.0
Intuit Inc.	789,518	206,387,900	0.5
Microsoft Corp.	22,944,298	2,706,050,506	6.3
salesforce.com Inc.(a)	2,323,697	368,003,894	0.9
Other securities		1,338,343,444	3.1

		5,037,540,668	11.8
Specialty Retail
Home Depot Inc. (The)	3,610,306	692,781,618	1.6
Lowe’s Companies Inc.	2,567,375	281,050,541	0.7
TJX Companies Inc. (The)	3,956,056	210,501,740	0.5
Other securities		489,912,001	1.1

		1,674,245,900	3.9
Technology Hardware, Storage & Peripherals
Apple Inc.	15,182,200	2,883,858,890	6.8
Other securities		77,916,737	0.1

		2,961,775,627	6.9
Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	3,935,787	331,432,623	0.8
Other securities		196,970,957	0.4

		528,403,580	1.2
Tobacco
Altria Group Inc.	6,052,262	347,581,407	0.8

Trading Companies & Distributors
Other securities		158,291,661	0.4

Wireless Telecommunication Services
Other securities		44,202,164	0.1

Total Common Stocks (Cost: $30,170,875,986)		42,642,739,393	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	820,577,806	820,906,037	1.9

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	66,964,943	$66,964,943	0.2%

		887,870,980	2.1

Total Short-Term Investments (Cost: $887,620,760)		887,870,980	2.1

Total Investments In Securities (Cost: $31,058,496,746)		43,530,610,373	101.9

Other Assets, Less Liabilities		(801,280,469)	(1.9)

Net Assets		$42,729,329,904	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	699,061,392	121,516,414	820,577,806	$820,906,037	$5,549,460	(b)	$63,513		$252,724
BlackRock Cash Funds: Treasury, SL Agency Shares	42,404,206	24,560,737	66,964,943	66,964,943	1,451,350		—		—

				$887,870,980	$7,000,810		$63,513		$252,724

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	543	06/21/19	$77,046	$2,188,792

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$2,188,792

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	43

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Growth ETF

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,642,443)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$5,523,151

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$63,880,370

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$42,642,739,393	$—	$—	$42,642,739,393
Money Market Funds	887,870,980	—	—	887,870,980

	$43,530,610,373	$—	$—	$43,530,610,373

Derivative financial instruments(a)
Assets
Futures Contracts	$2,188,792	$—	$—	$2,188,792

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
United Technologies Corp.	2,351,217	$303,048,359	0.8%
Other securities		241,279,047	0.6

		544,327,406	1.4
Airlines
Other securities		229,753,718	0.6

Auto Components
Other securities		77,511,689	0.2

Automobiles
Other securities		259,011,787	0.7

Banks
Bank of America Corp.	26,153,257	721,568,361	1.9
Citigroup Inc.	6,876,744	427,871,012	1.1
JPMorgan Chase & Co.	9,602,481	972,059,152	2.6
PNC Financial Services Group Inc. (The)	1,321,883	162,142,169	0.4
U.S. Bancorp.	4,389,360	211,523,258	0.6
Wells Fargo & Co.	11,982,468	578,992,854	1.5
Other securities		883,832,076	2.4

		3,957,988,882	10.5
Beverages
Other securities		203,575,845	0.5

Biotechnology
Other securities		129,120,443	0.3

Building Products
Other securities		152,986,812	0.4

Capital Markets
BlackRock Inc.(a)	350,977	149,997,040	0.4
CME Group Inc.	906,083	149,123,140	0.4
Goldman Sachs Group Inc. (The)	1,011,214	194,142,976	0.5
Morgan Stanley	3,518,353	148,474,497	0.4
Other securities		501,401,280	1.3

		1,143,138,933	3.0
Chemicals
DowDuPont Inc.	6,586,744	351,139,323	0.9
Other securities		678,564,980	1.8

		1,029,704,303	2.7
Commercial Services & Supplies
Other securities		93,585,771	0.3

Communications Equipment
Cisco Systems Inc.	13,159,245	710,467,638	1.9
Other securities		116,519,156	0.3

		826,986,794	2.2
Construction & Engineering
Other securities		79,624,421	0.2

Construction Materials
Other securities		6,690,239	0.0

Consumer Finance
Other securities		319,305,490	0.8

Containers & Packaging
Other securities		226,466,011	0.6

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$68,106,367	0.2%

Diversified Consumer Services
Other securities		33,793,852	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	4,913,106	986,993,864	2.6
Other securities		49,084,104	0.1

		1,036,077,968	2.7
Diversified Telecommunication Services
AT&T Inc.	21,092,996	661,476,355	1.7
Verizon Communications Inc.	12,003,853	709,787,828	1.9
Other securities		33,112,627	0.1

		1,404,376,810	3.7
Electric Utilities
Duke Energy Corp.	2,068,705	186,183,450	0.5
NextEra Energy Inc.	1,385,204	267,787,637	0.7
Southern Co. (The)	2,987,825	154,410,796	0.4
Other securities		819,279,211	2.2

		1,427,661,094	3.8
Electrical Equipment
Other securities		236,376,272	0.6

Electronic Equipment, Instruments & Components
Other securities		231,783,396	0.6

Energy Equipment & Services
Schlumberger Ltd.	4,021,804	175,230,000	0.5
Other securities		125,109,165	0.3

		300,339,165	0.8
Entertainment
Walt Disney Co. (The)	1,970,023	218,731,654	0.6
Other securities		108,405,392	0.3

		327,137,046	0.9
Equity Real Estate Investment Trusts (REITs)
Other securities		1,906,032,213	5.0

Food & Staples Retailing
Walmart Inc.	4,073,680	397,306,010	1.0
Walgreens Boots Alliance Inc.	2,349,873	148,676,465	0.4
Other securities		90,527,627	0.3

		636,510,102	1.7
Food Products
Mondelez International Inc., Class A	4,141,385	206,737,939	0.5
Other securities		576,342,966	1.6

		783,080,905	2.1
Gas Utilities
Other securities		76,355,694	0.2

Health Care Equipment & Supplies
Abbott Laboratories	4,964,492	396,861,491	1.1
Becton Dickinson and Co.	698,578	174,455,884	0.5
Danaher Corp.	1,821,405	240,461,888	0.6
Medtronic PLC	3,926,253	357,603,123	0.9
Other securities		410,141,633	1.1

		1,579,524,019	4.2
Health Care Providers & Services
Anthem Inc.	754,849	216,626,566	0.6
CVS Health Corp.	3,442,940	185,677,754	0.5

S C H E D U L E O F I N V E S T M E N T S	45

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services (continued)
Other securities		$436,683,990	1.1%

		838,988,310	2.2
Health Care Technology
Other securities		28,495,271	0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	1,816,303	344,915,940	0.9
Other securities		386,078,643	1.0

		730,994,583	1.9
Household Durables
Other securities		167,771,011	0.4

Household Products
Procter & Gamble Co. (The)	7,227,919	752,064,972	2.0
Other securities		176,289,903	0.5

		928,354,875	2.5
Independent Power and Renewable Electricity Producers
Other securities		99,938,610	0.3

Industrial Conglomerates
General Electric Co.(c)	25,012,523	249,875,105	0.7
Other securities		285,159,631	0.7

		535,034,736	1.4
Insurance
Chubb Ltd.	1,330,056	186,314,244	0.5
Other securities		1,396,033,645	3.7

		1,582,347,889	4.2
Interactive Media & Services
Other securities		4,937,704	0.0

Internet & Direct Marketing Retail
Other securities		91,696,744	0.2

IT Services
Other securities		458,044,531	1.2

Leisure Products
Other securities		27,553,107	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	1,094,724	299,647,853	0.8
Other securities		237,998,979	0.6

		537,646,832	1.4
Machinery
Other securities		532,732,342	1.4

Marine
Other securities		12,982,463	0.0

Media
Comcast Corp., Class A	13,038,655	521,285,427	1.4
Other securities		313,425,435	0.8

		834,710,862	2.2
Metals & Mining
Other securities		233,582,584	0.6

Mortgage Real Estate Investment
Other securities		134,472,348	0.4

Multi-Utilities
Dominion Energy Inc.	2,201,298	168,751,505	0.5

Security	Shares	Value	% of Net Assets

Multi-Utilities (continued)
Other securities		$587,999,842	1.5%

		756,751,347	2.0
Multiline Retail
Other securities		236,194,356	0.6

Oil, Gas & Consumable Fuels
Chevron Corp.	5,527,363	680,860,574	1.8
ConocoPhillips	3,305,203	220,589,248	0.6
Exxon Mobil Corp.	12,293,781	993,337,505	2.6
Occidental Petroleum Corp.	2,192,310	145,130,922	0.4
Other securities		1,326,005,696	3.5

		3,365,923,945	8.9
Paper & Forest Products
Other securities		8,916,644	0.0

Personal Products
Other securities		34,592,827	0.1

Pharmaceuticals
Allergan PLC	983,163	143,944,895	0.4
Johnson & Johnson	6,388,358	893,028,565	2.4
Merck & Co. Inc.	7,046,377	586,047,175	1.6
Pfizer Inc.	16,637,228	706,583,073	1.9
Other securities		325,566,794	0.7

		2,655,170,502	7.0
Professional Services
Other securities		129,859,593	0.3

Real Estate Management & Development
Other securities		55,667,308	0.2

Road & Rail
Norfolk Southern Corp.	775,584	144,948,894	0.4
Other securities		194,105,533	0.5

		339,054,427	0.9
Semiconductors & Semiconductor Equipment
Broadcom Inc.	472,178	141,988,646	0.4
Intel Corp.	13,063,940	701,533,578	1.9
QUALCOMM Inc.	3,517,158	200,583,521	0.5
Other securities		302,033,714	0.8

		1,346,139,459	3.6
Software
Oracle Corp.	6,322,821	339,598,716	0.9
Other securities		271,547,728	0.7

		611,146,444	1.6
Specialty Retail
Other securities		193,733,019	0.5

Technology Hardware, Storage & Peripherals
Other securities		234,437,801	0.6

Textiles, Apparel & Luxury Goods
Other securities		115,503,063	0.3

Thrifts & Mortgage Finance
Other securities		17,779,622	0.1

Tobacco
Philip Morris International Inc.	4,507,376	398,406,965	1.1

Trading Companies & Distributors
Other securities		46,905,853	0.1

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Transportation Infrastructure
Other securities		$9,319,512	0.0%

Water Utilities
Other securities		73,588,470	0.2

Wireless Telecommunication Services
Other securities		42,800,819	0.1

Total Common Stocks (Cost: $34,706,423,421)		37,779,110,225	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(a)(d)(e)	176,789,024	176,859,741	0.5
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(d)	46,096,335	46,096,335	0.1

		222,956,076	0.6

Total Short-Term Investments (Cost: $222,898,277)		222,956,076	0.6

Total Investments In Securities (Cost: $34,929,321,698)		38,002,066,301	100.3

Other Assets, Less Liabilities		(124,516,752)	(0.3)

Net Assets		$37,877,549,549	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	353,837,224	—		(177,048,200	)(b)	176,789,024	$176,859,741	$1,969,614	(c)	$61,204		$66,423
BlackRock Cash Funds: Treasury, SL Agency Shares	37,607,284	8,489,051	(b)	—		46,096,335	46,096,335	1,522,928		—		—
BlackRock Inc.	371,546	111,801		(132,370)		350,977	149,997,040	4,431,902		9,626,758		(48,902,560)
PNC Financial Services Group Inc. (The)(d)	1,421,666	425,521		(525,304)		1,321,883	N/A	4,869,631		18,112,159		(84,184,918)

							$372,953,116	$12,794,075		$27,800,121		$(133,021,055)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	47

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	478	06/21/19	$67,823	$1,804,853
S&P MidCap 400 E-Mini	125	06/21/19	23,763	403,999

				$2,208,852

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$2,208,852

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,032,759)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$5,720,717

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$100,143,860

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$37,779,110,225	$—	$—	$37,779,110,225
Money Market Funds	222,956,076	—	—	222,956,076

	$38,002,066,301	$—	$—	$38,002,066,301

Derivative financial instruments(a)
Assets
Futures Contracts	$2,208,852	$—	$—	$2,208,852

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$451,002,765	1.0%

Air Freight & Logistics
Other securities		142,373,781	0.3

Airlines
Other securities		201,213,778	0.5

Auto Components
Other securities		409,006,439	0.9

Automobiles
Other securities		20,634,944	0.1

Banks
IBERIABANK Corp.	1,185,356	85,001,879	0.2
Other securities		3,761,384,634	8.7

		3,846,386,513	8.9

Beverages
Other securities		134,868,178	0.3

Biotechnology
Array BioPharma Inc.(a)(b)	4,499,423	109,695,933	0.3
FibroGen Inc.(a)(b)	1,621,624	88,135,264	0.2
Other securities		2,770,407,597	6.4

		2,968,238,794	6.9

Building Products
Other securities		515,789,983	1.2

Capital Markets
Other securities		546,363,717	1.3

Chemicals
Ingevity Corp.(a)	902,712	95,335,414	0.2
Other securities		773,859,653	1.8

		869,195,067	2.0

Commercial Services & Supplies
Other securities		1,072,515,791	2.5

Communications Equipment
Ciena Corp.(a)(b)	3,051,618	113,947,416	0.3
Lumentum Holdings Inc.(a)(b)	1,619,599	91,572,128	0.2
ViaSat Inc.(a)(b)	1,178,012	91,295,930	0.2
Other securities		435,308,402	1.0

		732,123,876	1.7

Construction & Engineering
EMCOR Group Inc.	1,218,544	89,051,196	0.2
Other securities		363,980,456	0.9

		453,031,652	1.1

Construction Materials
Other securities		56,970,135	0.1

Consumer Finance
Other securities		275,578,605	0.6

Containers & Packaging
Other securities		46,657,403	0.1

Distributors
Other securities		45,171,685	0.1

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Chegg Inc.(a)(b)	2,312,593	$88,156,045	0.2%
Other securities		285,848,745	0.7

		374,004,790	0.9

Diversified Financial Services
Other securities		83,208,045	0.2

Diversified Telecommunication Services
Other securities		233,894,628	0.5

Electric Utilities
ALLETE Inc.	1,098,868	90,359,916	0.2
IDACORP Inc.	1,074,453	106,951,052	0.3
Portland General Electric Co.	1,904,810	98,745,350	0.2
Other securities		225,521,425	0.5

		521,577,743	1.2

Electrical Equipment
Other securities		307,496,517	0.7

Electronic Equipment, Instruments & Components
Other securities		1,103,506,372	2.6

Energy Equipment & Services
Other securities		598,357,375	1.4

Entertainment
Other securities		217,744,081	0.5

Equity Real Estate Investment Trusts (REITs)
Cousins Properties Inc.	8,973,145	86,680,581	0.2
First Industrial Realty Trust Inc.	2,652,297	93,785,222	0.2
Pebblebrook Hotel Trust	2,764,707	85,871,799	0.2
Other securities		2,732,015,696	6.3

		2,998,353,298	6.9

Food & Staples Retailing
Performance Food Group Co.(a)(b)	2,167,199	85,907,768	0.2
Other securities		201,831,999	0.5

		287,739,767	0.7

Food Products
Other securities		486,790,088	1.1

Gas Utilities
New Jersey Resources Corp.	1,859,510	92,585,003	0.2
ONE Gas Inc.	1,109,912	98,815,465	0.2
Southwest Gas Holdings Inc.	1,126,670	92,679,874	0.2
Spire Inc.	1,051,082	86,493,538	0.2
Other securities		138,641,475	0.4

		509,215,355	1.2

Health Care Equipment & Supplies
Haemonetics Corp.(a)	1,091,594	95,492,643	0.2
LivaNova PLC(a)	1,035,691	100,720,950	0.2
Other securities		1,359,443,402	3.2

		1,555,656,995	3.6

Health Care Providers & Services
HealthEquity Inc.(a)(b)	1,152,717	85,278,004	0.2
Other securities		700,894,595	1.6

		786,172,599	1.8

Health Care Technology
Medidata Solutions Inc.(a)(b)	1,229,181	90,025,216	0.2
Other securities		383,672,839	0.9

		473,698,055	1.1

S C H E D U L E O F I N V E S T M E N T S	49

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Planet Fitness Inc., Class A(a)(b)	1,883,198	$129,413,367	0.3%
Texas Roadhouse Inc.	1,442,013	89,678,788	0.2
Other securities		1,070,292,637	2.5

		1,289,384,792	3.0

Household Durables
Other securities		699,192,432	1.6

Household Products
Other securities		78,710,476	0.2

Independent Power and Renewable Electricity Producers
Other securities		146,512,225	0.3

Industrial Conglomerates
Other securities		29,339,505	0.1

Insurance
Primerica Inc.	919,541	112,321,933	0.3
Other securities		1,012,285,635	2.3

		1,124,607,568	2.6

Interactive Media & Services
Other securities		201,519,734	0.5

Internet & Direct Marketing Retail
Etsy Inc.(a)(b)	2,543,847	170,997,395	0.4
Other securities		224,373,098	0.5

		395,370,493	0.9

IT Services
CACI International Inc., Class A(a)	522,979	95,192,638	0.2
MAXIMUS Inc.	1,360,025	96,534,574	0.2
Other securities		731,241,514	1.7

		922,968,726	2.1

Leisure Products
Other securities		147,602,088	0.3

Life Sciences Tools & Services
Other securities		271,721,076	0.6

Machinery
Woodward Inc.(b)	1,141,179	108,286,475	0.3
Other securities		1,483,288,807	3.4

		1,591,575,282	3.7

Marine
Other securities		50,314,444	0.1

Media
New York Times Co. (The), Class A(b)	2,797,211	91,888,381	0.2
Nexstar Media Group Inc., Class A	953,352	103,314,756	0.3
Other securities		480,357,557	1.1

		675,560,694	1.6

Metals & Mining
Other securities		505,003,783	1.2

Mortgage Real Estate Investment
PennyMac Mortgage Investment Trust(c)	1,268,171	26,263,821	0.1
Other securities		479,145,020	1.1

		505,408,841	1.2

Multi-Utilities
Other securities		233,717,044	0.5

Multiline Retail
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,058,453	90,317,795	0.2

Security	Shares	Value	% of Net Assets

Multiline Retail (continued)
Other securities		$59,236,317	0.1%

		149,554,112	0.3

Oil, Gas & Consumable Fuels
Other securities		1,005,319,234	2.3

Paper & Forest Products
Other securities		179,149,220	0.4

Personal Products
Other securities		145,113,438	0.3

Pharmaceuticals
Horizon Pharma PLC(a)(b)	3,836,184	101,390,343	0.2
Other securities		752,737,668	1.8

		854,128,011	2.0

Professional Services
Insperity Inc.	816,036	100,911,012	0.2
Other securities		571,397,730	1.4

		672,308,742	1.6

Real Estate Management & Development
Other securities		269,631,204	0.6

Road & Rail
Other securities		213,115,540	0.5

Semiconductors & Semiconductor Equipment
Cree Inc.(a)(b)	2,204,903	126,164,550	0.3
Entegris Inc.	3,022,504	107,873,168	0.3
Integrated Device Technology Inc.(a)	2,752,122	134,826,457	0.3
Other securities		865,468,470	2.0

		1,234,332,645	2.9

Software
Coupa Software Inc.(a)(b)	1,187,615	108,049,213	0.3
HubSpot Inc.(a)(b)	788,300	131,023,343	0.3
j2 Global Inc.	998,298	86,452,607	0.2
New Relic Inc.(a)(b)	960,393	94,790,789	0.2
Trade Desk Inc. (The), Class A(a)(b)	709,364	140,418,604	0.3
Zscaler Inc.(a)(b)	1,294,220	91,799,025	0.2
Other securities		1,965,966,192	4.6

		2,618,499,773	6.1

Specialty Retail
Five Below Inc.(a)(b)	1,163,243	144,532,943	0.3
Other securities		1,145,437,695	2.7

		1,289,970,638	3.0

Technology Hardware, Storage & Peripherals
Other securities		130,967,223	0.3

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.(a)(b)	622,322	91,475,111	0.2
Other securities		282,854,410	0.7

		374,329,521	0.9

Thrifts & Mortgage Finance
Essent Group Ltd.(a)	2,049,886	89,067,547	0.2
MGIC Investment Corp.(a)	7,573,332	99,892,249	0.2
PennyMac Financial Services Inc.(c)	224,219	4,986,631	0.0
Radian Group Inc.	4,611,267	95,637,678	0.2
Other securities		708,821,642	1.7

		998,405,747	2.3

Tobacco
Other securities		70,135,440	0.2

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Trading Companies & Distributors
Other securities		$531,849,564	1.2%

Water Utilities
Other securities		214,255,910	0.5

Wireless Telecommunication Services
Other securities		79,331,198	0.2

Total Common Stocks (Cost: $53,247,165,712)		43,223,445,177	100.1

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	4,523,053,648	4,524,862,869	10.5
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	30,368,036	30,368,036	0.1

		4,555,230,905	10.6

Total Short-Term Investments (Cost: $4,553,508,378)		4,555,230,905	10.6

Total Investments In Securities (Cost: $57,800,674,090)		47,778,676,082	110.7

Other Assets, Less Liabilities		(4,603,952,628)	(10.7)

Net Assets		$43,174,723,454	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,433,189,443	—	(910,135,795	)(b)	4,523,053,648	$4,524,862,869	$62,087,449	(c)	$102,021		$1,912,068
BlackRock Cash Funds: Treasury, SL Agency Shares	114,945,427	—	(84,577,391	)(b)	30,368,036	30,368,036	1,539,406		—		—
PennyMac Financial Services Inc.	224,219	—	—		224,219	4,986,631	89,688		—		(91,930)
PennyMac Mortgage Investment Trust	1,193,110	1,696,638	(1,621,577)		1,268,171	26,263,821	2,404,205		1,927,460		1,230,284

						$4,586,481,357	$66,120,748		$2,029,481		$3,050,422

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	51

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	1,040	06/21/19	$80,278	$515,553

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$515,553

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(9,664,618)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,023,208

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$88,256,877

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$43,223,204,425	$—	$240,752	$43,223,445,177
Money Market Funds	4,555,230,905	—	—	4,555,230,905

	$47,778,435,330	$—	$240,752	$47,778,676,082

Derivative financial instruments(a)
Assets
Futures Contracts	$515,553	$—	$—	$515,553

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$100,710,949	1.1%

Air Freight & Logistics
Other securities		40,969,201	0.4

Airlines
Other securities		14,697,882	0.2

Auto Components
Other securities		94,601,922	1.0

Automobiles
Other securities		8,460,496	0.1

Banks
First Financial Bankshares Inc.	563,449	32,556,083	0.4
Other securities		177,684,715	1.9

		210,240,798	2.3

Beverages
Other securities		54,102,261	0.6

Biotechnology
Array BioPharma Inc.(a)(b)	1,831,024	44,640,365	0.5
FibroGen Inc.(a)	659,319	35,833,988	0.4
Spark Therapeutics Inc.(a)(b)	272,647	31,049,040	0.3
Ultragenyx Pharmaceutical Inc.(a)(b)	455,715	31,608,392	0.4
Other securities		970,745,677	10.5

		1,113,877,462	12.1

Building Products
Trex Co. Inc.(a)(b)	512,553	31,532,261	0.4
Other securities		148,247,560	1.6

		179,779,821	2.0

Capital Markets
Other securities		129,645,079	1.4

Chemicals
Ingevity Corp.(a)	367,615	38,823,820	0.4
Other securities		181,395,731	2.0

		220,219,551	2.4

Commercial Services & Supplies
Brink’s Co. (The)	435,932	32,873,632	0.4
MSA Safety Inc.	295,632	30,568,349	0.3
Other securities		218,161,527	2.4

		281,603,508	3.1

Communications Equipment
Lumentum Holdings Inc.(a)(b)	563,265	31,847,003	0.4
Other securities		59,581,118	0.6

		91,428,121	1.0

Construction & Engineering
Other securities		114,681,790	1.2

Construction Materials
Other securities		21,961,254	0.2

Consumer Finance
FirstCash Inc.	370,389	32,038,648	0.3
Other securities		34,674,645	0.4

		66,713,293	0.7

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$6,241,922	0.1%

Distributors
Other securities		3,263,914	0.0

Diversified Consumer Services
Chegg Inc.(a)(b)	940,120	35,837,374	0.4
Other securities		52,652,460	0.6

		88,489,834	1.0

Diversified Financial Services
Other securities		2,645,354	0.0

Diversified Telecommunication Services
Other securities		45,382,853	0.5

Electric Utilities
Other securities		878,027	0.0

Electrical Equipment
Other securities		71,220,120	0.8

Electronic Equipment, Instruments & Components
Other securities		141,990,106	1.5

Energy Equipment & Services
Other securities		62,375,650	0.7

Entertainment
World Wrestling Entertainment Inc., Class A(b)	373,049	32,373,192	0.4
Other securities		35,730,621	0.3

		68,103,813	0.7

Equity Real Estate Investment Trusts (REITs)
Americold Realty Trust	1,102,014	33,622,447	0.4
EastGroup Properties Inc.	305,037	34,054,331	0.4
Ryman Hospitality Properties Inc.	387,853	31,897,031	0.4
Other securities		119,525,325	1.2

		219,099,134	2.4

Food & Staples Retailing
Performance Food Group Co.(a)	883,213	35,010,563	0.4
Other securities		34,547,394	0.4

		69,557,957	0.8

Food Products
Other securities		73,945,339	0.8

Gas Utilities
Other securities		7,902,454	0.1

Health Care Equipment & Supplies
Globus Medical Inc., Class A(a)	644,339	31,836,790	0.4
Haemonetics Corp.(a)	444,533	38,887,747	0.4
LivaNova PLC(a)	333,947	32,476,346	0.4
Novocure Ltd.(a)(b)	637,943	30,729,714	0.3
Wright Medical Group NV(a)(b)	1,077,918	33,900,521	0.4
Other securities		398,749,190	4.3

		566,580,308	6.2

Health Care Providers & Services
HealthEquity Inc.(a)(b)	469,426	34,728,136	0.4
Other securities		219,062,504	2.4

		253,790,640	2.8

Health Care Technology
Medidata Solutions Inc.(a)(b)	500,574	36,662,040	0.4

S C H E D U L E O F I N V E S T M E N T S	53

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Technology (continued)
Teladoc Health Inc.(a)(b)	580,957	$32,301,209	0.3%
Other securities		98,149,759	1.1

		167,113,008	1.8

Hotels, Restaurants & Leisure
Planet Fitness Inc., Class A(a)(b)	766,904	52,701,643	0.6
Texas Roadhouse Inc.	588,036	36,569,959	0.4
Other securities		329,071,866	3.6

		418,343,468	4.6

Household Durables
Other securities		137,166,047	1.5

Household Products
Other securities		28,106,565	0.3

Independent Power and Renewable Electricity Producers
Other securities		1,540,419	0.0

Industrial Conglomerates
Other securities		11,955,785	0.1

Insurance
Primerica Inc.	373,967	45,680,069	0.5
Other securities		91,136,596	1.0

		136,816,665	1.5

Interactive Media & Services
Other securities		65,091,088	0.7

Internet & Direct Marketing Retail
Etsy Inc.(a)	1,035,946	69,636,290	0.8
Other securities		65,875,065	0.7

		135,511,355	1.5

IT Services
MAXIMUS Inc.	553,851	39,312,344	0.4
Other securities		194,198,501	2.1

		233,510,845	2.5

Leisure Products
Other securities		33,852,049	0.4

Life Sciences Tools & Services
Other securities		72,170,695	0.8

Machinery
Woodward Inc.(b)	464,727	44,097,945	0.5
Other securities		371,188,237	4.0

		415,286,182	4.5

Marine
Other securities		6,035,764	0.1

Media
New York Times Co. (The), Class A	926,112	30,422,779	0.3
Nexstar Media Group Inc., Class A	388,238	42,073,352	0.5
Other securities		25,648,227	0.3

		98,144,358	1.1

Metals & Mining
Other securities		43,383,780	0.5

Mortgage Real Estate Investment
Other securities		1,521,143	0.0

Multiline Retail
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	431,041	36,780,729	0.4

Security	Shares	Value	% of Net Assets

Multiline Retail (continued)
Other securities		$3,054,983	0.0%

		39,835,712	0.4

Oil, Gas & Consumable Fuels
Other securities		109,486,810	1.2

Paper & Forest Products
Other securities		22,931,388	0.2

Personal Products
Other securities		36,908,470	0.4

Pharmaceuticals
Horizon Pharma PLC(a)	1,562,227	41,289,660	0.5
Other securities		238,922,743	2.6

		280,212,403	3.1

Professional Services
Insperity Inc.	332,319	41,094,568	0.5
Other securities		148,368,304	1.6

		189,462,872	2.1

Real Estate Management & Development
Other securities		72,732,989	0.8

Road & Rail
Other securities		54,780,253	0.6

Semiconductors & Semiconductor Equipment
Entegris Inc.	1,230,870	43,929,750	0.5
Integrated Device Technology Inc.(a)	1,116,292	54,687,145	0.6
Silicon Laboratories Inc.(a)	372,305	30,104,582	0.3
Other securities		198,721,639	2.2

		327,443,116	3.6

Software
ACI Worldwide Inc.(a)(b)	940,173	30,903,487	0.3
Blackbaud Inc.(b)	418,407	33,359,590	0.4
Coupa Software Inc.(a)(b)	484,011	44,035,321	0.5
Ellie Mae Inc.(a)	300,593	29,665,523	0.3
HubSpot Inc.(a)(b)	321,023	53,357,233	0.6
j2 Global Inc.	406,236	35,180,038	0.4
New Relic Inc.(a)(b)	391,082	38,599,793	0.4
Trade Desk Inc. (The), Class A(a)(b)	288,877	57,183,202	0.6
Zscaler Inc.(a)(b)	527,051	37,383,727	0.4
Other securities		619,076,614	6.8

		978,744,528	10.7

Specialty Retail
Five Below Inc.(a)	473,713	58,858,840	0.6
Other securities		204,506,651	2.3

		263,365,491	2.9

Technology Hardware, Storage & Peripherals
Other securities		7,680,455	0.1

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.(a)(b)	253,433	37,252,117	0.4
Other securities		86,992,946	0.9

		124,245,063	1.3

Thrifts & Mortgage Finance
Other securities		89,600,556	1.0

Tobacco
Other securities		9,107,881	0.1

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Trading Companies & Distributors
Other securities		$110,785,817	1.2%

Water Utilities
Other securities		37,313,051	0.4

Wireless Telecommunication Services
Other securities		28,504,061	0.3

Total Common Stocks (Cost: $9,636,227,191)		9,213,850,945	100.5

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	1,448,822,565	1,449,402,094	15.8
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	12,979,363	12,979,363	0.1

		1,462,381,457	15.9

Total Short-Term Investments (Cost: $1,461,813,722)		1,462,381,457	15.9

Total Investments In Securities (Cost: $11,098,040,913)		10,676,232,402	116.4

Other Assets, Less Liabilities		(1,504,666,604)	(16.4)

Net Assets		$9,171,565,798	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,455,135,686	(6,313,121)	1,448,822,565	$1,449,402,094	$20,245,334	(b)	$16,563		$598,335
BlackRock Cash Funds: Treasury, SL Agency Shares	6,408,863	6,570,500	12,979,363	12,979,363	305,996		—		—

				$1,462,381,457	$20,551,330		$16,563		$598,335

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	151	06/21/19	$11,656	$98,875

S C H E D U L E O F I N V E S T M E N T S	55

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$98,875

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(649,962)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$318,335

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,609,408

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,213,738,145	$—	$112,800	$9,213,850,945
Money Market Funds	1,462,381,457	—	—	1,462,381,457

	$10,676,119,602	$—	$112,800	$10,676,232,402

Derivative financial instruments(a)
Assets
Futures Contracts	$98,875	$—	$—	$98,875

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$90,049,299	1.0%

Air Freight & Logistics
Other securities		18,489,506	0.2

Airlines
Spirit Airlines Inc.(a)(b)	643,893	34,036,184	0.4
Other securities		38,726,921	0.4

		72,763,105	0.8

Auto Components
Other securities		77,784,066	0.9

Banks
Chemical Financial Corp.	672,050	27,661,578	0.3
Community Bank System Inc.	473,021	28,272,465	0.3
Glacier Bancorp. Inc.	675,839	27,080,869	0.3
Hancock Whitney Corp.	801,362	32,375,025	0.4
IBERIABANK Corp.	522,353	37,457,934	0.4
UMB Financial Corp.	427,026	27,346,745	0.3
United Bankshares Inc./WV	922,712	33,439,083	0.4
Valley National Bancorp.	3,039,482	29,118,238	0.3
Other securities		1,226,116,361	13.4

		1,468,868,298	16.1

Beverages
Other securities		1,047,311	0.0

Biotechnology
Other securities		101,764,380	1.1

Building Products
Other securities		33,318,721	0.4

Capital Markets
Stifel Financial Corp.	652,635	34,433,023	0.4
Other securities		63,745,039	0.7

		98,178,062	1.1

Chemicals
Other securities		145,486,322	1.6

Commercial Services & Supplies
Other securities		167,149,929	1.8

Communications Equipment
Ciena Corp.(a)	1,345,123	50,226,893	0.6
ViaSat Inc.(a)(b)	519,890	40,291,475	0.4
Other securities		132,451,040	1.4

		222,969,408	2.4

Construction & Engineering
Other securities		75,721,606	0.8

Construction Materials
Other securities		1,334,639	0.0

Consumer Finance
Other securities		49,076,550	0.5

Containers & Packaging
Other securities		13,686,576	0.1

Distributors
Other securities		16,298,184	0.2

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$69,074,091	0.8%

Diversified Financial Services
Other securities		33,823,786	0.4

Diversified Telecommunication Services
Other securities		53,965,941	0.6

Electric Utilities
ALLETE Inc.	482,741	39,695,792	0.4
IDACORP Inc.	472,632	47,045,789	0.5
PNM Resources Inc.	746,793	35,353,181	0.4
Portland General Electric Co.	837,514	43,416,726	0.5
Other securities		63,128,446	0.7

		228,639,934	2.5

Electrical Equipment
Other securities		58,198,954	0.6

Electronic Equipment, Instruments & Components
SYNNEX Corp.	390,104	37,212,021	0.4
Tech Data Corp.(a)(b)	349,448	35,786,970	0.4
Other securities		259,619,568	2.9

		332,618,559	3.7

Energy Equipment & Services
Other securities		196,285,194	2.2

Entertainment
Other securities		22,209,012	0.2

Equity Real Estate Investment Trusts (REITs)
Cousins Properties Inc.	3,955,245	38,207,667	0.4
First Industrial Realty Trust Inc.	915,383	32,367,943	0.4
Healthcare Realty Trust Inc.	1,161,570	37,298,013	0.4
Pebblebrook Hotel Trust	1,218,514	37,847,045	0.4
Physicians Realty Trust	1,713,903	32,238,515	0.4
Rexford Industrial Realty Inc.	865,616	30,997,709	0.3
RLJ Lodging Trust	1,631,090	28,658,251	0.3
Sabra Health Care REIT Inc.	1,669,640	32,507,891	0.4
STAG Industrial Inc.	917,994	27,218,522	0.3
Sunstone Hotel Investors Inc.	2,138,811	30,798,878	0.3
Other securities		755,626,290	8.3

		1,083,766,724	11.9

Food & Staples Retailing
Other securities		51,762,291	0.6

Food Products
Darling Ingredients Inc.(a)	1,537,105	33,278,323	0.4
Other securities		101,524,571	1.1

		134,802,894	1.5

Gas Utilities
New Jersey Resources Corp.	757,456	37,713,734	0.4
ONE Gas Inc.	488,678	43,507,002	0.5
Southwest Gas Holdings Inc.	496,167	40,814,698	0.5
Spire Inc.	461,780	37,999,876	0.4
Other securities		55,335,626	0.6

		215,370,936	2.4

Health Care Equipment & Supplies
Other securities		72,302,877	0.8

Health Care Providers & Services
Other securities		71,804,396	0.8

S C H E D U L E O F I N V E S T M E N T S	57

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Technology
Other securities		$27,770,157	0.3%

Hotels, Restaurants & Leisure
Other securities		115,278,138	1.3

Household Durables
Other securities		159,599,707	1.8

Household Products
Other securities		4,142,192	0.0

Independent Power and Renewable Electricity Producers
Other securities		62,801,315	0.7

Insurance
Selective Insurance Group Inc.	543,067	34,365,280	0.4
Other securities		315,798,015	3.4

		350,163,295	3.8

Interactive Media & Services
Other securities		18,202,056	0.2

Internet & Direct Marketing Retail
Other securities		27,806,182	0.3

IT Services
CACI International Inc., Class A(a)	230,410	41,939,228	0.5
Perspecta Inc.	1,335,671	27,007,268	0.3
Other securities		85,657,626	0.9

		154,604,122	1.7

Leisure Products
Other securities		28,218,450	0.3

Life Sciences Tools & Services
Syneos Health Inc.(a)(b)	534,783	27,680,368	0.3
Other securities		13,984,825	0.2

		41,665,193	0.5

Machinery
Other securities		251,751,363	2.8

Marine
Other securities		15,633,317	0.2

Media
TEGNA Inc.	2,035,425	28,699,492	0.3
Other securities		162,572,978	1.8

		191,272,470	2.1

Metals & Mining
Allegheny Technologies Inc.(a)(b)	1,177,729	30,114,531	0.3
Other securities		145,414,821	1.6

		175,529,352	1.9

Mortgage Real Estate Investment
Blackstone Mortgage Trust Inc., Class A	1,069,854	36,974,154	0.4
PennyMac Mortgage Investment Trust(c)	563,887	11,678,100	0.1
Other securities		172,025,006	1.9

		220,677,260	2.4

Multi-Utilities
Black Hills Corp.	502,237	37,200,695	0.4
NorthWestern Corp.	473,774	33,358,427	0.3
Other securities		32,418,692	0.4

		102,977,814	1.1

Multiline Retail
Other securities		22,832,620	0.3

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels
Other securities		$324,836,278	3.6%

Paper & Forest Products
Louisiana-Pacific Corp.	1,133,821	27,642,556	0.3
Other securities		26,546,759	0.3

		54,189,315	0.6

Personal Products
Other securities		24,178,695	0.3

Pharmaceuticals
Other securities		73,485,439	0.8

Professional Services
FTI Consulting Inc.(a)(b)	356,594	27,393,551	0.3
Other securities		64,320,450	0.7

		91,714,001	1.0

Real Estate Management & Development
Other securities		40,795,502	0.4

Road & Rail
Other securities		34,102,216	0.4

Semiconductors & Semiconductor Equipment
Cree Inc.(a)(b)	970,435	55,528,291	0.6
Other securities		134,200,595	1.5

		189,728,886	2.1

Software
Verint Systems Inc.(a)(b)	606,895	36,328,735	0.4
Other securities		59,330,665	0.6

		95,659,400	1.0

Specialty Retail
Aaron’s Inc.	649,627	34,170,380	0.4
Other securities		250,151,423	2.7

		284,321,803	3.1

Technology Hardware, Storage & Peripherals
Other securities		49,557,558	0.5

Textiles, Apparel & Luxury Goods
Other securities		30,364,966	0.3

Thrifts & Mortgage Finance
MGIC Investment Corp.(a)(b)	3,333,390	43,967,414	0.5
PennyMac Financial Services Inc.(c)	93,191	2,072,567	0.0
Radian Group Inc.	2,029,895	42,100,022	0.5
Other securities		255,193,523	2.8

		343,333,526	3.8

Tobacco
Other securities		21,042,505	0.2

Trading Companies & Distributors
GATX Corp.	352,789	26,942,496	0.3
Other securities		87,346,585	1.0

		114,289,081	1.3

Water Utilities
Other securities		53,802,613	0.6

Wireless Telecommunication Services
Other securities		3,959,525	0.0

Total Common Stocks (Cost: $9,689,407,920)		9,078,897,863	99.7

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	594,250,515	$594,488,215	6.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	11,332,537	11,332,537	0.1

		605,820,752	6.6

Total Short-Term Investments (Cost: $605,597,259)		605,820,752	6.6

Total Investments In Securities (Cost: $10,295,005,179)		9,684,718,615	106.3

Other Assets, Less Liabilities		(576,779,740)	(6.3)

Net Assets		$9,107,938,875	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	930,835,655	—	(336,585,140	)(b)	594,250,515	$594,488,215	$7,344,646	(c)	$64,577		$250,358
BlackRock Cash Funds: Treasury, SL Agency Shares	11,973,583	—	(641,046	)(b)	11,332,537	11,332,537	370,224		—		—
PennyMac Financial Services Inc.	93,191	—	—		93,191	2,072,567	37,276		—		(38,208)
PennyMac Mortgage Investment Trust	543,673	274,225	(254,011)		563,887	11,678,100	1,066,361		77,430		1,402,118

						$619,571,419	$8,818,507		$142,007		$1,614,268

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	372	06/21/19	$28,715	$152,823

S C H E D U L E O F I N V E S T M E N T S	59

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$152,823

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$82,658

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$461,693

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$28,516,138

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,078,897,858	$—	$5	$9,078,897,863
Money Market Funds	605,820,752	—	—	605,820,752

	$9,684,718,610	$—	$5	$9,684,718,615

Derivative financial instruments(a)
Assets
Futures Contracts	$152,823	$—	$—	$152,823

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

March 31, 2019

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares Russell 1000 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$212,416,272	$1,373,196,349	$422,463,389	$19,239,706,806
Affiliated(c)	811,754	9,044,019	2,948,035	435,171,324
Cash	—	—	—	94,889
Cash pledged:
Futures contracts	13,000	182,000	31,000	1,474,000
Receivables:
Securities lending income — Affiliated	6,282	57,921	10,604	585,091
Variation margin on futures contracts	1,663	25,234	4,157	197,396
Capital shares sold	—	12,871	—	—
Dividends	158,872	697,903	445,510	17,896,463

Total assets	213,407,843	1,383,216,297	425,902,695	19,695,125,969

LIABILITIES
Collateral on securities loaned, at value	—	5,099,350	—	379,522,928
Payables:
Investments purchased	—	403,153	—	257,891
Investment advisory fees	26,035	227,846	71,556	2,440,504

Total liabilities	26,035	5,730,349	71,556	382,221,323

NET ASSETS	$213,381,808	$1,377,485,948	$425,831,139	$19,312,904,646

NET ASSETS CONSIST OF:
Paid-in capital	$204,596,944	$1,119,050,332	$396,891,320	$17,345,245,746
Accumulated earnings	8,784,864	258,435,616	28,939,819	1,967,658,900

NET ASSETS	$213,381,808	$1,377,485,948	$425,831,139	$19,312,904,646

Shares outstanding	3,250,000	16,750,000	8,100,000	122,800,000

Net asset value	$65.66	$82.24	$52.57	$157.27

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$5,016,211	$—	$374,359,970
(b) Investments, at cost — Unaffiliated	$201,272,875	$1,089,177,529	$388,115,113	$16,970,009,344
(c) Investments, at cost — Affiliated	$831,976	$9,043,572	$2,740,733	$433,075,906

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Assets and Liabilities  (continued)

March 31, 2019

	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$42,642,739,393	$37,629,113,185	$43,192,194,725	$9,213,850,945
Affiliated(c)	887,870,980	372,953,116	4,586,481,357	1,462,381,457
Cash	225,663	345,804	1,577,028	679,634
Cash pledged:
Futures contracts	3,619,840	4,325,740	3,550,000	833,000
Receivables:
Investments sold	—	—	6,473,146	684,695
Securities lending income — Affiliated	1,498,334	813,472	4,298,754	1,418,960
Variation margin on futures contracts	456,090	476,508	161,432	37,640
Capital shares sold	—	105,759	13,188,895	—
Dividends	20,526,485	52,422,641	48,163,837	3,502,370

Total assets	43,556,936,785	38,060,556,225	47,856,089,174	10,683,388,701

LIABILITIES
Collateral on securities loaned, at value	820,663,460	176,786,227	4,523,433,335	1,448,887,819
Payables:
Investments purchased	—	—	134,482,462	60,331,924
Capital shares redeemed	—	—	16,415,626	732,420
Investment advisory fees	6,943,421	6,220,449	7,034,297	1,870,740

Total liabilities	827,606,881	183,006,676	4,681,365,720	1,511,822,903

NET ASSETS	$42,729,329,904	$37,877,549,549	$43,174,723,454	$9,171,565,798

NET ASSETS CONSIST OF:
Paid-in capital	$30,845,368,877	$36,156,879,710	$58,050,949,609	$10,373,290,848
Accumulated earnings (loss)	11,883,961,027	1,720,669,839	(14,876,226,155)	(1,201,725,050)

NET ASSETS	$42,729,329,904	$37,877,549,549	$43,174,723,454	$9,171,565,798

Shares outstanding	282,350,000	306,750,000	282,000,000	46,650,000

Net asset value	$151.33	$123.48	$153.10	$196.60

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$813,784,961	$172,841,822	$4,429,787,605	$1,429,339,164
(b) Investments, at cost — Unaffiliated	$30,170,875,986	$34,571,840,822	$53,214,422,811	$9,636,227,191
(c) Investments, at cost — Affiliated	$887,620,760	$357,480,876	$4,586,251,279	$1,461,813,722

See notes to financial statements.

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

March 31, 2019

iShares Russell 2000 Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$9,065,147,196
Affiliated(c)	619,571,419
Cash	13,569
Cash pledged:
Futures contracts	1,263,000
Receivables:
Investments sold	2,013,549
Securities lending income — Affiliated	428,669
Variation margin on futures contracts	57,390
Dividends	17,552,207

Total assets	9,706,046,999

LIABILITIES
Collateral on securities loaned, at value	594,245,541
Payables:
Investments purchased	1,582,069
Capital shares redeemed	392,691
Investment advisory fees	1,887,823

Total liabilities	598,108,124

NET ASSETS	$9,107,938,875

NET ASSETS CONSIST OF:
Paid-in capital	$10,278,599,899
Accumulated loss	(1,170,661,024)

NET ASSETS	$9,107,938,875

Shares outstanding	76,000,000

Net asset value	$119.84

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$572,438,440
(b) Investments, at cost — Unaffiliated	$9,676,498,677
(c) Investments, at cost — Affiliated	$618,506,502

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Operations

Year Ended March 31, 2019

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares Russell 1000 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,386,895	$17,036,272	$9,268,128	$370,284,773
Dividends — Affiliated	34,980	43,731	139,120	3,260,696
Interest — Unaffiliated	205	1,598	512	38,145
Securities lending income — Affiliated — net	9,585	102,262	11,310	1,886,643
Foreign taxes withheld	(378)	(390)	(1,559)	(40,956)

Total investment income	3,431,287	17,183,473	9,417,511	375,429,301

EXPENSES
Investment advisory fees	250,017	2,332,597	687,009	28,891,918

Total expenses	250,017	2,332,597	687,009	28,891,918

Net investment income	3,181,270	14,850,876	8,730,502	346,537,383

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(586,278)	(6,244,628)	(2,376,845)	(150,659,112)
Investments — Affiliated	(7,895)	2,155	(43,673)	(538,359)
In-kind redemptions — Unaffiliated	17,545,347	63,287,818	8,377,263	2,538,771,593
In-kind redemptions — Affiliated	94,136	—	102,884	11,374,356
Futures contracts	14,708	(39,980)	(32,461)	2,489,027
Payment by affiliate	—	—	—	34,234

Net realized gain	17,060,018	57,005,365	6,027,168	2,401,471,739

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(4,795,783)	63,618,267	8,969,068	(757,587,693)
Investments — Affiliated	(301,262)	826	(1,403,303)	(33,416,666)
Futures contracts	19,961	182,350	42,702	2,672,481

Net change in unrealized appreciation (depreciation)	(5,077,084)	63,801,443	7,608,467	(788,331,878)

Net realized and unrealized gain	11,982,934	120,806,808	13,635,635	1,613,139,861

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,164,204	$135,657,684	$22,366,137	$1,959,677,244

See notes to financial statements.

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended March 31, 2019

	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$564,223,272	$938,180,612	$561,562,103	$63,586,630
Dividends — Affiliated	1,451,350	10,824,461	4,033,299	305,996
Interest — Unaffiliated	55,527	73,515	59,783	10,623
Securities lending income — Affiliated — net	5,549,460	1,969,614	62,087,449	20,245,334
Foreign taxes withheld	(7,754)	(157,399)	(186,162)	—

Total investment income	571,271,855	950,890,803	627,556,472	84,148,583

EXPENSES
Investment advisory fees	81,066,625	72,296,148	86,432,537	23,820,419

Total expenses	81,066,625	72,296,148	86,432,537	23,820,419

Net investment income	490,205,230	878,594,655	541,123,935	60,328,164

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(301,534,396)	(501,204,171)	(976,912,662)	(212,956,418)
Investments — Affiliated	63,513	(2,611,412)	102,021	16,563
In-kind redemptions — Unaffiliated	4,893,463,142	2,527,267,013	4,179,835,060	1,791,821,178
In-kind redemptions — Affiliated	—	30,411,533	1,927,460	—
Futures contracts	(1,642,443)	(1,032,759)	(9,664,618)	(649,962)
Foreign currency transactions	—	—	(5,081)	—
Payment by affiliate	—	34,551	—	—

Net realized gain	4,590,349,816	2,052,864,755	3,195,282,180	1,578,231,361

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(126,490,426)	(787,943,762)	(3,467,942,527)	(1,334,570,675)
Investments — Affiliated	252,724	(133,021,055)	3,050,422	598,335
Futures contracts	5,523,151	5,720,717	1,023,208	318,335

Net change in unrealized appreciation (depreciation)	(120,714,551)	(915,244,100)	(3,463,868,897)	(1,333,654,005)

Net realized and unrealized gain (loss)	4,469,635,265	1,137,620,655	(268,586,717)	244,577,356

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,959,840,495	$2,016,215,310	$272,537,218	$304,905,520

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Operations  (continued)

Year Ended March 31, 2019

iShares Russell 2000 Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$172,207,928
Dividends — Affiliated	1,473,861
Non-cash dividends — Unaffiliated	10,549,495
Interest — Unaffiliated	15,632
Securities lending income — Affiliated — net	7,344,646
Foreign taxes withheld	(81,907)

Total investment income	191,509,655

EXPENSES
Investment advisory fees	23,374,879

Total expenses	23,374,879

Net investment income	168,134,776

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(378,004,212)
Investments — Affiliated	(245,822)
In-kind redemptions — Unaffiliated	1,071,487,770
In-kind redemptions — Affiliated	387,829
Futures contracts	82,658
Foreign currency transactions	(2,229)

Net realized gain	693,705,994

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(868,328,889)
Investments — Affiliated	1,614,268
Futures contracts	461,693

Net change in unrealized appreciation (depreciation)	(866,252,928)

Net realized and unrealized loss	(172,546,934)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,412,158)

See notes to financial statements.

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,181,270	$2,268,486	$14,850,876	$12,966,964
Net realized gain	17,060,018	6,536,651	57,005,365	162,660,575
Net change in unrealized appreciation (depreciation)	(5,077,084)	5,957,544	63,801,443	12,039,526

Net increase in net assets resulting from operations	15,164,204	14,762,681	135,657,684	187,667,065

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(3,165,676)	(2,239,964)	(14,664,825)	(12,855,044)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	64,971,939	21,524,242	277,512,190	(43,752,029)

NET ASSETS(b)
Total increase in net assets	76,970,467	34,046,959	398,505,049	131,059,992
Beginning of year	136,411,341	102,364,382	978,980,899	847,920,907

End of year	$213,381,808	$136,411,341	$1,377,485,948	$978,980,899

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Statements of Changes in Net Assets  (continued)

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,730,502	$6,019,818	$346,537,383	$338,934,790
Net realized gain	6,027,168	3,149,409	2,401,471,739	1,428,815,034
Net change in unrealized appreciation (depreciation)	7,608,467	6,223,492	(788,331,878)	695,340,878

Net increase in net assets resulting from operations	22,366,137	15,392,719	1,959,677,244	2,463,090,702

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(8,701,271)	(5,949,666)	(359,756,475)	(341,552,628)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	127,442,364	48,760,397	(1,640,900,307)	(270,400,177)

NET ASSETS(b)
Total increase (decrease) in net assets	141,107,230	58,203,450	(40,979,538)	1,851,137,897
Beginning of year	284,723,909	226,520,459	19,353,884,184	17,502,746,287

End of year	$425,831,139	$284,723,909	$19,312,904,646	$19,353,884,184

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$490,205,230	$460,184,351	$878,594,655	$841,372,179
Net realized gain	4,590,349,816	2,774,673,022	2,052,864,755	3,084,533,775
Net change in unrealized appreciation (depreciation)	(120,714,551)	3,929,421,708	(915,244,100)	(1,308,347,326)

Net increase in net assets resulting from operations	4,959,840,495	7,164,279,081	2,016,215,310	2,617,558,628

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(487,557,427)	(457,618,593)	(924,954,569)	(846,876,853)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,718,330,632)	(1,035,803,441)	568,591,357	(2,057,942,373)

NET ASSETS(b)
Total increase (decrease) in net assets	2,753,952,436	5,670,857,047	1,659,852,098	(287,260,598)
Beginning of year	39,975,377,468	34,304,520,421	36,217,697,451	36,504,958,049

End of year	$42,729,329,904	$39,975,377,468	$37,877,549,549	$36,217,697,451

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	69

Statements of Changes in Net Assets (continued)

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$541,123,935	$490,110,204	$60,328,164	$59,363,407
Net realized gain	3,195,282,180	4,627,117,635	1,578,231,361	688,124,176
Net change in unrealized appreciation (depreciation)	(3,463,868,897)	(927,350,737)	(1,333,654,005)	676,508,952

Net increase in net assets resulting from operations	272,537,218	4,189,877,102	304,905,520	1,423,996,535

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(558,120,954)	(527,736,639)	(64,093,795)	(64,606,694)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,541,709,042	163,497,476	(276,531,812)	217,057,390

NET ASSETS(b)
Total increase (decrease) in net assets	1,256,125,306	3,825,637,939	(35,720,087)	1,576,447,231
Beginning of year	41,918,598,148	38,092,960,209	9,207,285,885	7,630,838,654

End of year	$43,174,723,454	$41,918,598,148	$9,171,565,798	$9,207,285,885

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

70	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Russell 2000 Value ETF
	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$168,134,776	$148,278,531
Net realized gain	693,705,994	744,982,230
Net change in unrealized appreciation (depreciation)	(866,252,928)	(475,439,017)

Net increase (decrease) in net assets resulting from operations	(4,412,158)	417,821,744

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(175,083,831)	(162,871,710)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	448,814,096	(203,937,457)

NET ASSETS(b)
Total increase in net assets	269,318,107	51,012,577
Beginning of year	8,838,620,768	8,787,608,191

End of year	$9,107,938,875	$8,838,620,768

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$60.63	$53.88	$46.83	$46.70	$42.46

Net investment income(a)	1.21	1.08	1.00	0.96	0.87
Net realized and unrealized gain(b)	4.97	6.71	7.06	0.14	4.25

Net increase from investment operations	6.18	7.79	8.06	1.10	5.12

Distributions(c)
From net investment income	(1.15)	(1.04)	(1.01)	(0.97)	(0.88)

Total distributions	(1.15)	(1.04)	(1.01)	(0.97)	(0.88)

Net asset value, end of year	$65.66	$60.63	$53.88	$46.83	$46.70

Total Return
Based on net asset value	10.27%	14.55%	17.38%	2.40%	12.10%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.91%	1.84%	2.01%	2.06%	1.92%

Supplemental Data
Net assets, end of year (000)	$213,382	$136,411	$102,364	$88,979	$93,402

Portfolio turnover rate(d)	5%	5%	7%	7%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$73.61	$61.44	$53.74	$51.75	$45.27

Net investment income(a)	1.00	0.92	0.86	0.83	0.79
Net realized and unrealized gain(b)	8.60	12.18	7.69	2.00	6.46

Net increase from investment operations	9.60	13.10	8.55	2.83	7.25

Distributions(c)
From net investment income	(0.97)	(0.93)	(0.85)	(0.84)	(0.77)

Total distributions	(0.97)	(0.93)	(0.85)	(0.84)	(0.77)

Net asset value, end of year	$82.24	$73.61	$61.44	$53.74	$51.75

Total Return
Based on net asset value	13.11%	21.43%	16.06%	5.52%	16.08%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.27%	1.33%	1.52%	1.59%	1.62%

Supplemental Data
Net assets, end of year (000)	$1,377,486	$978,981	$847,921	$631,482	$657,175

Portfolio turnover rate(d)	15%	11%	15%	16%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$50.39	$48.20	$41.57	$43.14	$40.86

Net investment income(a)	1.31	1.17	1.10	1.04	0.99
Net realized and unrealized gain (loss)(b)	2.13	2.15	6.59	(1.44)	2.30

Net increase (decrease) from investment operations	3.44	3.32	7.69	(0.40)	3.29

Distributions(c)
From net investment income	(1.26)	(1.13)	(1.06)	(1.17)	(1.01)

Total distributions	(1.26)	(1.13)	(1.06)	(1.17)	(1.01)

Net asset value, end of year	$52.57	$50.39	$48.20	$41.57	$43.14

Total Return
Based on net asset value	6.92%	6.93%	18.68%	(0.91)%	8.06%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.54%	2.33%	2.44%	2.47%	2.30%

Supplemental Data
Net assets, end of year (000)	$425,831	$284,724	$226,520	$170,437	$181,173

Portfolio turnover rate(d)	14%	13%	14%	16%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$146.79		$131.25	$114.08	$115.94	$104.81

Net investment income(a)	2.74		2.50	2.30	2.22	2.03
Net realized and unrealized gain (loss)(b)	10.60		15.54	17.21	(1.78)	11.10

Net increase from investment operations	13.34		18.04	19.51	0.44	13.13

Distributions(c)
From net investment income	(2.86)		(2.50)	(2.34)	(2.30)	(2.00)

Total distributions	(2.86)		(2.50)	(2.34)	(2.30)	(2.00)

Net asset value, end of year	$157.27		$146.79	$131.25	$114.08	$115.94

Total Return
Based on net asset value	9.18	%(d)	13.83%	17.27%	0.41%	12.59%

Ratios to Average Net Assets
Total expenses	0.15%		0.15%	0.15%	0.15%	0.15%

Net investment income	1.80%		1.77%	1.89%	1.96%	1.82%

Supplemental Data
Net assets, end of year (000)	$19,312,905		$19,353,884	$17,502,746	$14,801,765	$11,397,310

Portfolio turnover rate(e)	6%		4%	4%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$136.02	$113.76	$99.82	$98.94	$86.57

Net investment income(a)	1.69	1.55	1.44	1.41	1.32
Net realized and unrealized gain(b)	15.31	22.26	13.97	0.87	12.36

Net increase from investment operations	17.00	23.81	15.41	2.28	13.68

Distributions(c)
From net investment income	(1.69)	(1.55)	(1.47)	(1.40)	(1.31)

Total distributions	(1.69)	(1.55)	(1.47)	(1.40)	(1.31)

Net asset value, end of year	$151.33	$136.02	$113.76	$99.82	$98.94

Total Return
Based on net asset value	12.57%	21.02%	15.56%	2.34%	15.87%

Ratios to Average Net Assets
Total expenses	0.19%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.17%	1.21%	1.38%	1.44%	1.42%

Supplemental Data
Net assets, end of year (000)	$42,729,330	$39,975,377	$34,304,520	$29,677,347	$29,148,989

Portfolio turnover rate(d)	12%	13%	14%	16%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

76	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$119.95		$114.90	$98.82	$103.08	$96.45

Net investment income(a)	2.86		2.67	2.49	2.34	2.16
Net realized and unrealized gain (loss)(b)	3.67		5.08	16.08	(4.08)	6.60

Net increase (decrease) from investment operations	6.53		7.75	18.57	(1.74)	8.76

Distributions(c)
From net investment income	(3.00)		(2.70)	(2.49)	(2.52)	(2.13)

Total distributions	(3.00)		(2.70)	(2.49)	(2.52)	(2.13)

Net asset value, end of year	$123.48		$119.95	$114.90	$98.82	$103.08

Total Return
Based on net asset value	5.53	%(d)	6.78%	18.96%	(1.66)%	9.10%

Ratios to Average Net Assets
Total expenses	0.19%		0.20%	0.20%	0.20%	0.20%

Net investment income	2.36%		2.23%	2.32%	2.36%	2.13%

Supplemental Data
Net assets, end of year (000)	$37,877,550		$36,217,697	$36,504,958	$26,330,160	$25,796,793

Portfolio turnover rate(e)	17%		15%	13%	16%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$151.96	$137.69	$110.74	$124.39	$116.43

Net investment income(a)	1.89	1.79	1.78	1.66	1.59
Net realized and unrealized gain (loss)(b)	1.18	14.38	27.08	(13.63)	7.96

Net increase (decrease) from investment operations	3.07	16.17	28.86	(11.97)	9.55

Distributions(c)
From net investment income	(1.93)	(1.90)	(1.91)	(1.68)	(1.59)

Total distributions	(1.93)	(1.90)	(1.91)	(1.68)	(1.59)

Net asset value, end of year	$153.10	$151.96	$137.69	$110.74	$124.39

Total Return
Based on net asset value	2.01%	11.80%	26.25%	(9.67)%	8.29%

Ratios to Average Net Assets
Total expenses	0.19%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.21%	1.23%	1.42%	1.43%	1.37%

Supplemental Data
Net assets, end of year (000)	$43,174,723	$41,918,598	$38,092,960	$25,343,887	$30,916,605

Portfolio turnover rate(d)	22%	16%	15%	17%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

78	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$190.63	$161.84	$132.79	$151.62	$136.14

Net investment income(a)	1.21	1.23	1.42	1.17	1.11
Net realized and unrealized gain (loss)(b)	6.04	28.91	29.18	(18.80)	15.47

Net increase (decrease) from investment operations	7.25	30.14	30.60	(17.63)	16.58

Distributions(c)
From net investment income	(1.28)	(1.35)	(1.55)	(1.20)	(1.10)

Total distributions	(1.28)	(1.35)	(1.55)	(1.20)	(1.10)

Net asset value, end of year	$196.60	$190.63	$161.84	$132.79	$151.62

Total Return
Based on net asset value	3.81%	18.68%	23.16%	(11.67)%	12.25%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%	0.24%	0.25%	0.25%

Net investment income	0.61%	0.70%	0.96%	0.82%	0.81%

Supplemental Data
Net assets, end of year (000)	$9,171,566	$9,207,286	$7,630,839	$5,942,311	$7,323,280

Portfolio turnover rate(d)	35%	26%	28%	28%	30%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$122.00	$118.27	$93.28	$103.22	$100.88

Net investment income(a)	2.18	2.03	1.92	1.89	1.85
Net realized and unrealized gain (loss)(b)	(2.10)	3.93	25.16	(9.88)	2.46

Net increase (decrease) from investment operations	0.08	5.96	27.08	(7.99)	4.31

Distributions(c)
From net investment income	(2.24)	(2.23)	(2.09)	(1.95)	(1.97)

Total distributions	(2.24)	(2.23)	(2.09)	(1.95)	(1.97)

Net asset value, end of year	$119.84	$122.00	$118.27	$93.28	$103.22

Total Return
Based on net asset value	0.03%	5.06%	29.25%	(7.76)%	4.34%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%	0.24%	0.25%	0.25%

Net investment income	1.73%	1.67%	1.79%	1.98%	1.86%

Supplemental Data
Net assets, end of year (000)	$9,107,939	$8,838,621	$8,787,608	$5,788,063	$6,208,855

Portfolio turnover rate(d)	26%	23%	24%	26%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

80	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Russell Top 200	Diversified
Russell Top 200 Growth	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements  (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.

82	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell Top 200 Growth
HSBC Bank PLC	$30,785	$30,785		$—	$—
JPMorgan Securities LLC	4,985,426	4,985,426		—	—

	$5,016,211	$5,016,211		$—	$—

Russell 1000
Barclays Bank PLC	$3,983,747	$3,983,747		$—	$—
Barclays Capital Inc.	9,373,642	9,373,642		—	—
BMO Capital Markets	43,953	43,953		—	—
BNP Paribas Prime Brokerage International Ltd.	11,642,839	11,642,839		—	—
BNP Paribas Securities Corp.	1,445,501	1,445,501		—	—
Citigroup Global Markets Inc.	12,070,470	12,070,470		—	—
Credit Suisse Securities (USA) LLC	3,769,157	3,769,157		—	—
Deutsche Bank Securities Inc.	198,985	198,985		—	—
Goldman Sachs & Co.	16,283,123	16,283,123		—	—
HSBC Bank PLC	3,448,499	3,411,732		—	(36,767	)(b)
JPMorgan Securities LLC	44,027,337	44,027,337		—	—
Merrill Lynch, Pierce, Fenner & Smith	211,760,398	211,760,398		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	14,233,548	14,208,024		—	(25,524	)(b)
Scotia Capital (USA) Inc.	3,572	3,572		—	—
SG Americas Securities LLC	49,464	49,464		—	—
State Street Bank & Trust Company	14,271,910	14,181,311		—	(90,599	)(b)
UBS AG	14,737,758	14,737,758		—	—
UBS Securities LLC	1,851,956	1,851,956		—	—
Wells Fargo Bank, National Association	9,404,815	9,404,815		—	—
Wells Fargo Securities LLC	1,759,296	1,759,296		—	—

	$374,359,970	$374,207,080		$—	$(152,890)

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell 1000 Growth
Barclays Bank PLC	$13,252,263	$13,252,263		$—	$—
Barclays Capital Inc.	6,775,330	6,775,330		—	—
BNP Paribas Prime Brokerage International Ltd.	55,262,311	55,262,311		—	—
BNP Paribas Securities Corp.	49,318	49,318		—	—
Citigroup Global Markets Inc.	53,024,634	53,024,634		—	—
Credit Suisse Securities (USA) LLC	38,261,342	38,261,342		—	—
Deutsche Bank Securities Inc.	4,233	4,213		—	(20	)(b)
Goldman Sachs & Co.	53,404,371	53,404,371		—	—
HSBC Bank PLC	6,725,193	6,725,193		—	—
Jefferies LLC	1,525,364	1,525,364		—	—
JPMorgan Securities LLC	172,431,951	172,379,589		—	(52,362	)(b)
Merrill Lynch, Pierce, Fenner & Smith	69,842,382	69,842,382		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	172,679,364	172,679,364		—	—
RBC Capital Markets LLC	23,584,491	23,584,491		—	—
Scotia Capital (USA) Inc.	1,074,805	1,074,805		—	—
SG Americas Securities LLC	47,199	46,889		—	(310	)(b)
State Street Bank & Trust Company	13,995,259	13,995,259		—	—
UBS AG	69,367,651	69,367,651		—	—
UBS Securities LLC	6,437,405	6,437,405		—	—
Virtu Americas LLC	7,824,743	7,824,743		—	—
Wells Fargo Bank, National Association	38,134,861	38,134,861		—	—
Wells Fargo Securities LLC	10,080,491	10,080,491		—	—

	$813,784,961	$813,732,269		$—	$(52,692)

Russell 1000 Value
Barclays Bank PLC	$3,636,456	$3,636,456		$—	$—
BMO Capital Markets	2,626,957	2,626,957		—	—
BNP Paribas Prime Brokerage International Ltd.	23,417,455	23,417,455		—	—
Citigroup Global Markets Inc.	12,184,629	12,184,629		—	—
Credit Suisse Securities (USA) LLC	17,310,579	17,310,579		—	—
Goldman Sachs & Co.	2,469,385	2,469,385		—	—
HSBC Bank PLC	9,289,059	9,289,059		—	—
JPMorgan Securities LLC	46,528,972	46,528,972		—	—
Merrill Lynch, Pierce, Fenner & Smith	5,039,474	5,039,474		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	13,589,301	13,589,301		—	—
Scotia Capital (USA) Inc.	58,765	58,765		—	—
SG Americas Securities LLC	8,470,656	8,470,656		—	—
State Street Bank & Trust Company	646,868	646,868		—	—
UBS AG	9,831,280	9,831,280		—	—
UBS Securities LLC	4,382,485	4,382,485		—	—
Wells Fargo Bank, National Association	7,507,089	7,507,089		—	—
Wells Fargo Securities LLC	5,852,412	5,852,412		—	—

	$172,841,822	$172,841,822		$—	$—

84	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell 2000
Barclays Bank PLC	$129,582,748	$129,582,748		$—	$—
Barclays Capital Inc.	43,357,328	43,357,328		—	—
BMO Capital Markets	15,053	15,053		—	—
BNP Paribas New York Branch	199,134	199,134		—	—
BNP Paribas Prime Brokerage International Ltd.	236,778,074	236,778,074		—	—
BNP Paribas Securities Corp.	37,999,830	37,999,830		—	—
Citigroup Global Markets Inc.	500,119,058	500,119,058		—	—
Credit Suisse Securities (USA) LLC	233,257,124	233,257,124		—	—
Deutsche Bank Securities Inc.	97,744,840	97,744,840		—	—
Goldman Sachs & Co.	575,786,677	575,786,677		—	—
HSBC Bank PLC	40,618,644	40,618,644		—	—
ING Financial Markets LLC	1,573,266	1,573,266		—	—
Jefferies LLC	7,563,630	7,563,630		—	—
JPMorgan Securities LLC	806,920,879	806,920,879		—	—
Merrill Lynch, Pierce, Fenner & Smith	474,564,459	474,564,459		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	761,698,422	761,698,422		—	—
National Financial Services LLC	129,362,061	129,362,061		—	—
Nomura Securities International Inc.	827,117	827,117		—	—
RBC Capital Markets LLC	7,852,878	7,852,878		—	—
Scotia Capital (USA) Inc.	12,525,477	12,525,477		—	—
SG Americas Securities LLC	4,659,880	4,659,880		—	—
State Street Bank & Trust Company	80,073,390	79,061,105		—	(1,012,285	)(b)
TD Prime Services LLC	3,031,856	3,031,856		—	—
UBS AG	84,302,164	84,302,164		—	—
UBS Securities LLC	42,013,344	42,013,344		—	—
Virtu Americas LLC	5,189,888	5,189,888		—	—
Wells Fargo Securities LLC	112,170,384	112,170,384		—	—

	$4,429,787,605	$4,428,775,320		$—	$(1,012,285)

Russell 2000 Growth
Barclays Bank PLC	$42,111,788	$42,111,788		$—	$—
Barclays Capital Inc.	5,175,047	5,175,047		—	—
BMO Capital Markets	25,372	25,372		—	—
BNP Paribas Prime Brokerage International Ltd.	74,893,089	74,893,089		—	—
BNP Paribas Securities Corp.	14,222,386	14,222,386		—	—
Citigroup Global Markets Inc.	168,882,816	168,882,816		—	—
Credit Suisse Securities (USA) LLC	95,667,618	95,667,618		—	—
Deutsche Bank Securities Inc.	47,633,994	47,633,994		—	—
Goldman Sachs & Co.	210,241,470	210,241,470		—	—
HSBC Bank PLC	38,297,279	38,297,279		—	—
ING Financial Markets LLC	336,841	336,841		—	—
Jefferies LLC	744,418	744,418		—	—
JPMorgan Securities LLC	219,004,910	219,004,910		—	—
Merrill Lynch, Pierce, Fenner & Smith	158,038,314	158,038,314		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	225,230,786	225,230,786		—	—
National Financial Services LLC	29,856,569	29,856,569		—	—
Nomura Securities International Inc.	2,043	2,001		—	(42	)(b)
RBC Capital Markets LLC	1,639,361	1,639,361		—	—
Scotia Capital (USA) Inc.	1,216,379	1,216,379		—	—
SG Americas Securities LLC	4,336,882	4,336,882		—	—
State Street Bank & Trust Company	12,147,756	12,147,756		—	—
UBS AG	22,910,600	22,910,600		—	—
UBS Securities LLC	24,484,655	24,484,655		—	—
Virtu Americas LLC	567,804	567,804		—	—
Wells Fargo Securities LLC	31,670,987	31,670,987		—	—

	$1,429,339,164	$1,429,339,122		$—	$(42)

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell 2000 Value
Barclays Bank PLC	$17,217,838	$17,217,838		$—	$—
Barclays Capital Inc.	9,260,225	9,260,225		—	—
BNP Paribas Prime Brokerage International Ltd.	14,323,733	14,323,733		—	—
BNP Paribas Securities Corp.	3,178,722	3,178,722		—	—
Citigroup Global Markets Inc.	51,559,321	51,559,321		—	—
Credit Suisse Securities (USA) LLC	26,609,271	26,609,271		—	—
Deutsche Bank Securities Inc.	16,679,901	16,679,901		—	—
Goldman Sachs & Co.	81,956,405	81,956,405		—	—
HSBC Bank PLC	16,608,633	16,608,633		—	—
ING Financial Markets LLC	177,623	177,623		—	—
Jefferies LLC	179,808	179,808		—	—
JPMorgan Securities LLC	93,614,832	93,614,832		—	—
Merrill Lynch, Pierce, Fenner & Smith	75,584,493	75,584,493		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	110,899,348	110,899,348		—	—
National Financial Services LLC	16,084,270	16,084,270		—	—
Nomura Securities International Inc.	70,992	70,992		—	—
Scotia Capital (USA) Inc.	1,457,740	1,457,740		—	—
SG Americas Securities LLC	263,662	263,662		—	—
State Street Bank & Trust Company	6,539,278	6,539,278		—	—
TD Prime Services LLC	100,829	100,829		—	—
UBS AG	3,378,863	3,378,863		—	—
UBS Securities LLC	6,520,203	6,520,203		—	—
Virtu Americas LLC	498,286	498,286		—	—
Wells Fargo Securities LLC	19,674,164	19,674,164		—	—

	$572,438,440	$572,438,440		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

86	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.2000%
Over $46 billion, up to and including $81 billion	0.1900
Over $81 billion, up to and including $111 billion	0.1805
Over $111 billion, up to and including $141 billion	0.1715
Over $141 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.2500%
Over $46 billion, up to and including $81 billion	0.2375
Over $81 billion, up to and including $111 billion	0.2257
Over $111 billion, up to and including $141 billion	0.2144
Over $141 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements  (continued)

market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund would have retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees) and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Russell Top 200	$3,679
Russell Top 200 Growth	39,946
Russell Top 200 Value	4,170
Russell 1000	797,275
Russell 1000 Growth	2,305,615
Russell 1000 Value	838,817
Russell 2000	24,909,307
Russell 2000 Growth	8,061,823
Russell 2000 Value	3,022,250

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales

Russell Top 200	$3,794,133	$2,106,985
Russell Top 200 Growth	52,323,898	78,115,560
Russell Top 200 Value	24,471,125	14,988,581
Russell 1000	453,372,484	223,710,586
Russell 1000 Growth	1,979,810,251	2,339,834,662
Russell 1000 Value	3,049,512,072	1,623,929,323
Russell 2000	1,478,072,758	2,864,496,043
Russell 2000 Growth	845,293,999	1,897,252,717
Russell 2000 Value	1,234,565,414	1,246,957,369

During the year ended March 31, 2019, the iShares Russell 1000 ETF and iShares Russell 1000 Value ETF received a reimbursement of $34,234 and $34,551, respectively, from an affiliate, which is included in payments by affiliates in the statement of operations, related to operating events.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

88	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

7.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$9,877,566	$8,409,529
Russell Top 200 Growth	179,587,424	175,525,499
Russell Top 200 Value	54,154,235	49,770,284
Russell 1000	1,223,335,940	1,130,672,160
Russell 1000 Growth	5,266,931,266	5,011,550,583
Russell 1000 Value	6,749,518,298	6,375,257,790
Russell 2000	10,268,402,893	9,714,263,700
Russell 2000 Growth	3,579,296,243	3,455,333,410
Russell 2000 Value	2,967,480,928	2,494,387,309

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$124,562,977	$60,008,095
Russell Top 200 Growth	431,113,697	157,591,554
Russell Top 200 Value	162,051,850	35,275,984
Russell 1000	6,255,763,021	7,855,157,830
Russell 1000 Growth	9,000,798,976	10,852,464,452
Russell 1000 Value	10,007,756,956	9,423,747,251
Russell 2000	55,874,526,505	54,288,435,244
Russell 2000 Growth	5,766,656,333	6,012,242,445
Russell 2000 Value	4,297,216,928	3,889,960,846

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, the characterization of corporate actions, distributions paid in excess of taxable income and the expiration of capital loss carryforwards were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

Russell Top 200	$17,445,792	$(17,445,792)
Russell Top 200 Growth	58,918,185	(58,918,185)
Russell Top 200 Value	4,319,490	(4,319,490)
Russell 1000	2,414,171,394	(2,414,171,394)
Russell 1000 Growth	4,458,003,511	(4,458,003,511)
Russell 1000 Value	2,153,779,302	(2,153,779,302)
Russell 2000	3,281,183,690	(3,281,183,690)
Russell 2000 Growth	1,427,800,218	(1,427,800,218)
Russell 2000 Value	860,584,695	(860,584,695)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18

Russell Top 200
Ordinary income	$3,165,676	$2,239,964

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements  (continued)

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18

Russell Top 200 Growth
Ordinary income	$14,664,825	$12,855,044

Russell Top 200 Value
Ordinary income	$8,701,271	$5,949,666

Russell 1000
Ordinary income	$359,756,475	$341,552,628

Russell 1000 Growth
Ordinary income	$487,557,427	$457,618,593

Russell 1000 Value
Ordinary income	$924,954,569	$846,876,853

Russell 2000
Ordinary income	$558,120,954	$527,736,639

Russell 2000 Growth
Ordinary income	$64,093,795	$64,606,694

Russell 2000 Value
Ordinary income	$175,083,831	$162,871,710

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
Russell Top 200	$443,854	$(1,642,021)	$9,983,031	$8,784,864
Russell Top 200 Growth	571,218	(18,115,575)	275,979,973	258,435,616
Russell Top 200 Value	354,718	(89,851)	28,674,952	28,939,819
Russell 1000	24,370,973	(48,264,474)	1,991,552,401	1,967,658,900
Russell 1000 Growth	12,313,585	(293,050,912)	12,164,698,354	11,883,961,027
Russell 1000 Value	15,446,614	(246,996,567)	1,952,219,792	1,720,669,839
Russell 2000	886,853	(4,449,403,587)	(10,427,709,421)	(14,876,226,155)
Russell 2000 Growth	3,172,518	(652,584,550)	(552,313,018)	(1,201,725,050)
Russell 2000 Value	—	(262,248,303)	(908,412,721)	(1,170,661,024)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

For the year ended March 31, 2019, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
Russell Top 200	$128,463
Russell Top 200 Value	1,234,180

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

90	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$203,244,995	$19,375,175	$(9,392,144)	$9,983,031
Russell Top 200 Growth	1,106,260,395	297,185,506	(21,205,533)	275,979,973
Russell Top 200 Value	396,736,472	52,728,051	(24,053,099)	28,674,952
Russell 1000	17,683,325,729	3,291,016,205	(1,299,463,804)	1,991,552,401
Russell 1000 Growth	31,365,912,019	12,978,850,535	(814,152,181)	12,164,698,354
Russell 1000 Value	36,049,846,509	5,377,655,006	(3,425,435,214)	1,952,219,792
Russell 2000	58,206,385,503	1,568,894,548	(11,996,603,969)	(10,427,709,421)
Russell 2000 Growth	11,228,545,420	978,958,630	(1,531,271,648)	(552,313,018)
Russell 2000 Value	10,593,131,336	779,494,483	(1,687,907,204)	(908,412,721)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/19		Year Ended 03/31/18

iShares ETF	Shares	Amount	Shares	Amount

Russell Top 200
Shares sold	1,950,000	$125,199,420	800,000	$48,274,367
Shares redeemed	(950,000)	(60,227,481)	(450,000)	(26,750,125)

Net increase	1,000,000	$64,971,939	350,000	$21,524,242

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements  (continued)

	Year Ended 03/31/19		Year Ended 03/31/18

iShares ETF	Shares	Amount	Shares	Amount

Russell Top 200 Growth
Shares sold	5,500,000	$435,076,925	4,450,000	$308,262,805
Shares redeemed	(2,050,000)	(157,564,735)	(4,950,000)	(352,014,834)

Net increase (decrease)	3,450,000	$277,512,190	(500,000)	$(43,752,029)

Russell Top 200 Value
Shares sold	3,150,000	$163,087,864	1,350,000	$68,598,272
Shares redeemed	(700,000)	(35,645,500)	(400,000)	(19,837,875)

Net increase	2,450,000	$127,442,364	950,000	$48,760,397

Russell 1000
Shares sold	42,500,000	$6,291,800,519	25,400,000	$3,585,275,352
Shares redeemed	(51,550,000)	(7,932,700,826)	(26,900,000)	(3,855,675,529)

Net decrease	(9,050,000)	$(1,640,900,307)	(1,500,000)	$(270,400,177)

Russell 1000 Growth
Shares sold	63,550,000	$9,161,407,041	32,700,000	$4,172,031,748
Shares redeemed	(75,100,000)	(10,879,737,673)	(40,350,000)	(5,207,835,189)

Net decrease	(11,550,000)	$(1,718,330,632)	(7,650,000)	$(1,035,803,441)

Russell 1000 Value
Shares sold	83,950,000	$10,084,204,618	75,100,000	$8,881,843,644
Shares redeemed	(79,150,000)	(9,515,613,261)	(90,850,000)	(10,939,786,017)

Net increase (decrease)	4,800,000	$568,591,357	(15,750,000)	$(2,057,942,373)

Russell 2000
Shares sold	372,900,000	$58,019,515,904	601,400,000	$87,626,149,119
Shares redeemed	(366,750,000)	(56,477,806,862)	(602,200,000)	(87,462,651,643)

Net increase (decrease)	6,150,000	$1,541,709,042	(800,000)	$163,497,476

Russell 2000 Growth
Shares sold	29,000,000	$5,888,694,244	17,150,000	$3,080,142,955
Shares redeemed	(30,650,000)	(6,165,226,056)	(16,000,000)	(2,863,085,565)

Net increase (decrease)	(1,650,000)	$(276,531,812)	1,150,000	$217,057,390

Russell 2000 Value
Shares sold	34,750,000	$4,480,825,743	22,000,000	$2,673,435,874
Shares redeemed	(31,200,000)	(4,032,011,647)	(23,850,000)	(2,877,373,331)

Net increase (decrease)	3,550,000	$448,814,096	(1,850,000)	$(203,937,457)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

92	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 1000 ETF and iShares Russell 1000 Value ETF received proceeds of $750,618 and $4,187,372, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Russell Top 200	$2,239,964
Russell Top 200 Growth	12,855,044
Russell Top 200 Value	5,949,666
Russell 1000	341,552,628
Russell 1000 Growth	457,618,593
Russell 1000 Value	846,876,853
Russell 2000	527,736,639
Russell 2000 Growth	64,606,694
Russell 2000 Value	162,871,710

Undistributed (distributions in excess of) net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
Russell Top 200	$47,517
Russell Top 200 Growth	111,920
Russell Top 200 Value	70,152
Russell 1000	2,572,493
Russell 1000 Growth	2,646,800
Russell 1000 Value	3,379,059
Russell 2000	(800,236)
Russell 2000 Growth	(571,712)
Russell 2000 Value	(2,179,476)

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF,

iShares Russell Top 200 Value ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF,

iShares Russell 1000 Value ETF, iShares Russell 2000 ETF,

iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF and iShares Russell Top 200 Value ETF and summary schedules of investments of iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF (nine of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”), as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the five years in the period ended March 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

94	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2019 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction

Russell Top 200	100.00%
Russell Top 200 Growth	100.00%
Russell Top 200 Value	100.00%
Russell 1000	96.17%
Russell 1000 Growth	100.00%
Russell 1000 Value	94.20%
Russell 2000	70.58%
Russell 2000 Growth	88.92%
Russell 2000 Value	66.33%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2019:

iShares ETF	Qualified Dividend Income

Russell Top 200	$3,708,348
Russell Top 200 Growth	16,564,951
Russell Top 200 Value	9,575,474
Russell 1000	382,073,596
Russell 1000 Growth	544,279,559
Russell 1000 Value	929,661,163
Russell 2000	415,641,916
Russell 2000 Growth	61,030,920
Russell 2000 Value	124,663,325

I M P O R T A N T T A X I N F O R M A T I O N	95

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200(a)	$1.143599	$—	$0.004817	$1.148416	100%	—%	0	%(b)	100%
Russell Top 200 Growth(a)	0.960844	—	0.008119	0.968963	99	—	1		100
Russell Top 200 Value(a)	1.249200	—	0.007663	1.256863	99	—	1		100
Russell 1000(a)	2.817719	—	0.041096	2.858815	99	—	1		100
Russell 1000 Growth(a)	1.671275	—	0.017111	1.688386	99	—	1		100
Russell 1000 Value(a)	2.947398	—	0.050310	2.997708	98	—	2		100
Russell 2000(a)	1.811922	—	0.114995	1.926917	94	—	6		100
Russell 2000 Growth(a)	1.241663	—	0.036107	1.277770	97	—	3		100
Russell 2000 Value(a)	2.080177	—	0.161109	2.241286	93	—	7		100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell Top 200 ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	686	52.01
At NAV	174	13.19
Less than 0.0% and Greater than –0.5%	458	34.72

	1,319	100.00%

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Supplemental Information (unaudited) (continued)

iShares Russell Top 200 Growth ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	784	59.44%
At NAV	193	14.63
Less than 0.0% and Greater than –0.5%	342	25.93

	1,319	100.00%

iShares Russell Top 200 Value ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	780	59.13%
At NAV	168	12.74
Less than 0.0% and Greater than –0.5%	371	28.13

	1,319	100.00%

iShares Russell 1000 ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	623	47.24%
At NAV	274	20.77
Less than 0.0% and Greater than –0.5%	422	31.99

	1,319	100.00%

iShares Russell 1000 Growth ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	590	44.73%
At NAV	266	20.17
Less than 0.0% and Greater than –0.5%	463	35.10

	1,319	100.00%

iShares Russell 1000 Value ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	642	48.67%
At NAV	236	17.89
Less than 0.0% and Greater than –0.5%	441	33.44

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	97

Supplemental Information (unaudited) (continued)

iShares Russell 2000 ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	596	45.19%
At NAV	110	8.34
Less than 0.0% and Greater than –0.5%	613	46.47

	1,319	100.00%

iShares Russell 2000 Growth ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	579	43.89
At NAV	123	9.33
Less than 0.0% and Greater than –0.5%	616	46.70

	1,319	100.00%

iShares Russell 2000 Value ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	621	47.07
At NAV	111	8.42
Less than 0.0% and Greater than –0.5%	586	44.43

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Russell 1000 Value ETF and iShares Russell 2000 ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

98	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited) (continued)

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Russell 1000 Value ETF in respect of the Company’s financial year ending 31 December 2018 is USD 4.02 million. This figure is comprised of fixed remuneration of USD 1.74 million and variable remuneration of USD 2.28 million. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Russell 1000 Value ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 557.62 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 73.14 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Russell 2000 ETF in respect of the Company’s financial year ending 31 December 2018 is USD 4.26 million. This figure is comprised of fixed remuneration of USD 1.84 million and variable remuneration of USD 2.42 million. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Russell 2000 ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 591.71 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 77.61 thousand.

S U P P L E M E N T A L I N F O R M A T I O N	99

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free

1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017);Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	101

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

G E N E R A L I N F O R M A T I O N	103

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Micro-Cap ETF | IWC | NYSE Arca
▶	iShares Russell 1000 Pure U.S. Revenue ETF | AMCA | NASDAQ
▶	iShares Russell 2500 ETF | SMMD | Cboe BZX
▶	iShares Russell 3000 ETF | IWV | NYSE Arca
▶	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
▶	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
▶	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

United States (“U.S.”) stocks rose for the 12 months ended March 31, 2019 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 8.77%. The reporting period was characterized by significant volatility as the stock market reached a record high in September 2018, before falling sharply late in the year. In fact, December 2018 was the worst month for stocks since the Great Depression. However, stocks rebounded in early 2019 with the highest quarterly return since 2009.

The volatility reflected changing perceptions of economic conditions, corporate profits, interest rates, and broader political risks. In terms of the economy, the pace of growth decelerated from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Similarly, a broad range of underlying economic indicators decelerated sharply in late 2018 or early 2019. For example, consumer spending, which accounts for approximately 70% of economic growth, slowed as the year-over-year growth in retail sales peaked at 6.6% in July 2018 and reached a low of 1.6% in December 2018. Nevertheless, the labor market remained healthy; the unemployment rate ended the reporting period at 3.8%, and average hourly earnings increased 3.2% year-over-year through March 2019.

A key factor in slowing economic growth was the decreasing effect of the fiscal stimulus — a combination of tax cuts and a significant increase in government spending. The stimulus initially improved the economy but eventually led to a nearly 20% increase in the federal budget deficit during fiscal year 2018. Other political developments weighing on the economy in late 2018 were the longest government shutdown in U.S. history and a potential trade war with China. To the economy’s benefit, the shutdown ended in January 2019, and the financial press reported expectations that trade tensions with China would ease.

As economic conditions changed, so too did the U.S. Federal Reserve Bank (“Fed”) interest rate policy. The Fed increased interest rates three times during the first three quarters of the reporting period. In early January 2019, the Fed announced that moderating economic conditions would allow a slowing of future rate increases. One reason the Fed could afford to stop raising rates is that inflation declined from a 2.9% annual rate in July 2018 to 1.9% by March 2019. Commodities prices followed the trajectory of stocks as oil prices increased through September 2018, declined precipitously during the fourth quarter of 2018, and then rebounded for the remainder of the reporting period.

Moderating growth and inflation meant declining intermediate- and long-term Treasury yields. Consequently, late in the reporting period, short-term yields briefly exceeded long-term yields for the first time in a decade. This weighed on stocks, as this relationship between yields is often associated with an impending recession.

Slowing economic growth and the fading effect of tax cuts also influenced corporate profits, which increased rapidly beginning in the first quarter of 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings had been revised down by the largest margin in three years. In that environment, growth-oriented stocks outperformed value-oriented stocks across all capitalization ranges, reflecting investor concerns about the health of the economy. Stocks of large companies outperformed those of mid- and small-size companies, which performed particularly poorly in the fourth quarter of 2018.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® Micro-Cap ETF

Investment Objective

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.48)%	4.99%	14.71%	(2.48)%	27.58%	294.59%
Fund Market	(2.46)	4.98	14.73	(2.46)	27.51	295.09
Index	(2.36)	5.03	14.97	(2.36)	27.79	303.52

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$879.70	$2.81		$1,000.00	$1,021.90	$3.02		0.60%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Micro-Cap ETF

Portfolio Management Commentary

Micro-capitalization U.S. stocks declined during the reporting period amid significant market volatility and slowing economic growth. The financials sector was the most significant detractor from the Index’s return, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects banks’ profitability because they borrow for shorter durations while lending for longer periods. During the reporting period, banks were the sector’s main detractors.

The consumer discretionary and energy sectors also weighed on the Index’s return. Despite modest growth in consumer spending, consumer discretionary stocks declined. The retailing, consumer durables and apparel, and automobiles and components industries constrained the Index’s performance. In the automobiles and components industry, unsold car inventories reached their highest levels in three years and investors anticipated a downturn in auto sales. Volatile oil and gas prices worked against the energy sector. Concerns over slowing global growth and oversupply drove oil prices lower in the fourth quarter of 2018. Energy equipment and services companies struggled, as oversupply led to a downturn in capital investment.

The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led the sector to advance. The software and services industry was a leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs. Buoyed by a strong economy and relatively low borrowing costs, the real estate sector also bolstered the Index’s return.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	26.8%
Financials	23.1
Industrials	10.9
Information Technology	10.5
Consumer Discretionary	10.2
Real Estate	4.7
Energy	4.3
Communication Services	3.4
Materials	2.6
Consumer Staples	2.2
Utilities	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Tandem Diabetes Care Inc.	0.9%
Arrowhead Pharmaceuticals Inc.	0.5
Crocs Inc.	0.5
NeoGenomics Inc.	0.5
Invitae Corp.	0.5
NMI Holdings Inc., Class A	0.4
Reata Pharmaceuticals Inc., Class A	0.4
Biohaven Pharmaceutical Holding Co. Ltd.	0.4
Mirati Therapeutics Inc.	0.4
Casella Waste Systems Inc., Class A	0.4

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF

Investment Objective

The iShares Russell 1000 Pure U.S. Revenue ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies exhibiting higher domestic sales as a proportion of the company’s total sales relative to other large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Pure Domestic Exposure Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.00%	8.30%	8.00%	14.03%
Fund Market	7.91	8.32	7.91	14.07
Index	8.09	8.50	8.09	14.37

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 8/8/17. The first day of secondary market trading was 8/10/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$981.80	$0.74		$1,000.00	$1,024.20	$0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Russell 1000 Pure U.S. Revenue ETF

Portfolio Management Commentary

Domestically focused large- and mid-capitalization U.S. stocks performed well during the reporting period despite significant market volatility and slowing economic growth. Utilities stocks, which often hold their value relatively well during market downturns, were key contributors to the Index’s performance. Due to their steady earnings and dividends, utilities stocks are often considered an alternative to bonds and therefore tend to be sensitive to changes in interest rates. Expectations of interest rate increases abated toward the end of the reporting period, bolstering utilities stocks. Utilities companies also benefited from strong demand for electricity, as economic activity remained robust.

Modest growth in consumer spending helped the consumer discretionary sector, which contributed meaningfully to the Index’s return despite investor concerns about a downturn in the auto market. Within the retail industry, larger companies with established brands and smaller, niche retailers generally posted solid performance.

The real estate sector also drove performance, buoyed by a strong economy, relatively low borrowing costs, and expectations of a slower pace of interest rate increases near the end of the reporting period. Equity real estate investment trusts advanced strongly, as investors sought attractive dividend yields in a low-interest rate environment.

The Industrials sector contributed modestly to the Index’s return despite concerns about trade tensions with China. The road and rail industry benefited from a trade agreement with Mexico, increasing use of railroads, and strong demand for shipping raw materials. Healthcare stocks also advanced, as an aging population bolstered demand for healthcare goods and services.

In contrast, the financials sector, particularly banks, detracted from the Index’s return, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects bank profitability.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	23.8%
Communication Services	11.8
Consumer Discretionary	11.4
Health Care	11.4
Utilities	11.0
Real Estate	8.6
Industrials	7.7
Energy	5.3
Information Technology	4.2
Consumer Staples	3.5
Materials	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Verizon Communications Inc.	3.5%
Berkshire Hathaway Inc., Class B	3.4
UnitedHealth Group Inc.	3.4
AT&T Inc.	3.3
Bank of America Corp.	3.3
Home Depot Inc. (The)	3.1
Wells Fargo & Co.	2.6
Comcast Corp., Class A	2.6
Union Pacific Corp.	1.8
Altria Group Inc.	1.6

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2019	iShares® Russell 2500 ETF

Investment Objective

The iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities, as represented by the Russell 2500TM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.49%	8.88%	4.49%	15.93%
Fund Market	4.32	8.84	4.32	15.85
Index	4.48	8.95	4.48	16.03

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/6/17. The first day of secondary market trading was 7/7/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$943.80	$0.29		$1,000.00	$1,024.60	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Russell 2500 ETF

Portfolio Management Commentary

Mid- and small-capitalization U.S. stocks advanced during the reporting period despite significant market volatility and slowing economic growth. The information technology sector drove the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to the sector’s solid returns. The software and services industry, the sector’s leading source of strength, benefited from the continued growth of software as a service and the move toward subscription-based software, which has driven profitability in the industry by providing consistent revenues while reducing training costs.

Buoyed by a strong economy and relatively low borrowing costs, the real estate sector contributed notably to the Index’s return. The sector, which relies heavily on borrowing, was helped toward the end of the reporting period as the Fed signaled a slower pace of interest rate increases. Equity real estate investment trusts advanced strongly, as investors sought attractive dividend yields in a low-interest rate environment.

The healthcare and utilities sectors also bolstered the Index’s return. Healthcare stocks benefited from higher demand from an aging population, new treatment options, and continuing innovation in areas such as artificial intelligence, big data, and smart devices. Utilities stocks often hold their value relatively well during market downturns. Additionally, toward the end of the reporting period, the sector benefited from expectations that interest rate increases would slow.

In contrast, the energy and financials sectors detracted from the Index’s return. Volatile oil and gas prices, slowing global growth, and oversupply all worked against the energy sector. The financials sector declined amid a slowing global economy and a narrowing difference in yield between short- and long-term interest rates, which negatively affected bank profitability.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Investment Companies	43.8%
Information Technology	10.8
Industrials	8.6
Financials	7.5
Real Estate	6.7
Health Care	6.3
Consumer Discretionary	5.9
Materials	3.6
Utilities	2.1
Communication Services	1.8
Energy	1.5
Consumer Staples	1.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares Russell 2000 ETF	43.9%
Advanced Micro Devices Inc.	0.5
Cadence Design Systems Inc.	0.4
Keysight Technologies Inc.	0.4
Veeva Systems Inc., Class A	0.3
Cooper Companies Inc. (The)	0.3
CDW Corp./DE	0.3
SS&C Technologies Holdings Inc.	0.3
WellCare Health Plans Inc.	0.3
GoDaddy Inc., Class A	0.3

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2019	iShares® Russell 3000 ETF

Investment Objective

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.59%	10.18%	15.80%	8.59%	62.40%	333.68%
Fund Market	8.54	10.18	15.86	8.54	62.36	335.67
Index	8.77	10.36	16.00	8.77	63.67	341.05

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$976.60	$0.99		$1,000.00	$1,023.90	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Russell 3000 ETF

Portfolio Management Commentary

The broad-based U.S. stock market advanced during the reporting period despite significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Progress on trade talks and expectations for fiscal stimulus in China, a major market for U.S. information technology companies, drove gains late in the reporting period. Software and services stocks drove the sector’s gains, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs. Technology hardware and equipment companies also advanced, as optimism about trade talks between the U.S. and China bolstered the industry.

Healthcare stocks also drove the Index’s return, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. The healthcare equipment and services industry performed well amid continuing innovation in areas such as artificial intelligence, big data, and smart devices. The pharmaceuticals, biotechnology, and life sciences industry was also a notable contributor due to brisk demand for new drugs and a faster pace of approvals by the Food and Drug Administration.

Modest growth in consumer spending helped the consumer discretionary sector, which contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the retail industry, companies with strong online sales and larger companies with established brands generally posted solid performance, as did some of the smaller, niche retailers with strong demand for their differentiated products.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	21.1%
Health Care	14.4
Financials	13.2
Consumer Discretionary	10.4
Industrials	10.1
Communication Services	9.1
Consumer Staples	6.5
Energy	5.0
Real Estate	4.1
Utilities	3.2
Materials	2.9

(a)	Excludes money market funds.
TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	3.2%
Microsoft Corp.	3.2
Amazon. com Inc.	2.6
Facebook Inc., Class A	1.4
Berkshire Hathaway Inc., Class B	1.4
Johnson & Johnson	1.3
Alphabet Inc., Class C	1.3
Alphabet Inc., Class A	1.3
Exxon Mobil Corp.	1.2
JPMorgan Chase & Co.	1.2

F U N D S U M M A R Y	13

Fund Summary as of March 31, 2019	iShares® Russell Mid-Cap ETF

Investment Objective

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.38%	8.65%	16.69%	6.38%	51.38%	368.22%
Fund Market	6.41	8.65	16.73	6.41	51.39	369.85
Index	6.47	8.81	16.88	6.47	52.50	375.75

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$986.30	$0.94		$1,000.00	$1,024.00	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Russell Mid-Cap ETF

Portfolio Management Commentary

Mid-capitalization U.S. stocks advanced during the reporting period despite significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid sector returns. Software and services stocks benefited from the continued growth of software as a service and the move toward subscription-based software, which has driven profitability in the industry by providing consistent revenues while reducing training costs.

Buoyed by a strong economy and relatively low borrowing costs, the real estate sector contributed notably to the Index’s return. The sector, which relies heavily on borrowing, was helped toward the end of the reporting period as the Fed signaled a slower pace of interest rate increases. Equity real estate investment trusts advanced strongly, as investors sought attractive dividend yields in a low-interest rate environment.

Utilities stocks, which often hold their value relatively well during market downturns, were material contributors to the Index’s performance. As investor expectations of interest rate increases abated toward the end of the reporting period, utilities stocks advanced. The healthcare sector also bolstered performance, benefiting from rising demand for healthcare goods and services from an aging population and from the availability of new treatment options. Healthcare equipment and services drove sector returns amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

In contrast, the financials sector, particularly banks, detracted from performance, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects banks’ profitability.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	19.2%
Industrials	13.6
Financials	12.6
Consumer Discretionary	11.9
Health Care	10.2
Real Estate	9.3
Utilities	6.6
Materials	4.9
Consumer Staples	4.2
Energy	4.1
Communication Services	3.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
ServiceNow Inc.	0.6%
Edwards Lifesciences Corp.	0.5
Analog Devices Inc.	0.5
Fidelity National Information Services Inc.	0.5
Fiserv Inc.	0.5
Roper Technologies Inc.	0.5
Sempra Energy	0.5
Williams Companies Inc. (The)	0.5
Autodesk Inc	0.5
Ross Stores Inc.	0.5

F U N D S U M M A R Y	15

Fund Summary as of March 31, 2019	iShares® Russell Mid-Cap Growth ETF

Investment Objective

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.28%	10.66%	17.36%	11.28%	65.97%	395.80%
Fund Market	11.28	10.67	17.41	11.28	66.04	397.71
Index	11.51	10.89	17.60	11.51	67.65	406.03

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,003.90	$1.20		$1,000.00	$1,023.70	$1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Russell Mid-Cap Growth ETF

Portfolio Management Commentary

Growth-oriented mid-capitalization U.S. stocks performed well during the reporting period despite significant market volatility and slowing economic growth. The information technology sector was the largest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. Progress on trade talks and expectations for fiscal stimulus in China, a major market for U.S. information technology companies, drove gains late in the reporting period. The software and services industry was a leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs. In the semiconductor industry, growth in the gaming and automotive markets offset declining demand for other semiconductor products, including those related to cryptocurrency.

Modest growth in consumer spending helped the consumer discretionary sector, which contributed to the Index’s return despite investor concerns about a downturn in the auto market. Within the retail industry, larger companies with established brands generally posted solid performance, as did some of the smaller, niche retailers with strong demand for their differentiated products. Extreme weather conditions and a supportive economic landscape helped automotive retailers, which booked higher revenues due in part to elevated spending on auto parts following harsh seasonal conditions that strained cars.

The healthcare sector was also a noteworthy contributor, as an aging population bolstered demand for healthcare goods and services and innovative new treatment options became available. Healthcare equipment and services stocks performed well amid continuing innovation in areas such as artificial intelligence, big data, and smart devices.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	33.2%
Consumer Discretionary	16.1
Industrials	15.7
Health Care	14.4
Financials	6.4
Communication Services	3.8
Materials	3.6
Consumer Staples	3.0
Real Estate	2.3
Energy	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
ServiceNow Inc.	1.4%
Edwards Lifesciences Corp.	1.3
Fiserv Inc.	1.1
Ross Stores Inc.	1.1
Red Hat Inc.	1.0
Xilinx Inc.	1.0
Dollar General Corp.	1.0
Moody’s Corp.	1.0
O’Reilly Automotive Inc.	1.0
Autodesk Inc.	0.9

F U N D S U M M A R Y	17

Fund Summary as of March 31, 2019	iShares® Russell Mid-Cap Value ETF

Investment Objective

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.78%	7.02%	16.15%	2.78%	40.36%	346.80%
Fund Market	2.84	7.02	16.21	2.84	40.38	349.26
Index	2.89	7.22	16.39	2.89	41.69	356.26

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$972.80	$1.18		$1,000.00	$1,023.70	$1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Russell Mid-Cap Value ETF

Portfolio Management Commentary

Value-oriented mid-capitalization U.S. stocks posted modest gains during the reporting period amid significant market volatility and slowing economic growth. Buoyed by a strong economy and relatively low borrowing costs, the real estate sector drove the Index’s return. The real estate sector, which relies heavily on borrowing, was helped toward the end of the reporting period as the Fed signaled a slower pace of interest rate increases. Equity real estate investment trusts advanced strongly, as investors sought attractive dividend yields in a low-interest rate environment.

Utilities stocks, which often hold their value relatively well during market downturns, also contributed meaningfully to the Index’s performance. Due to their steady earnings and dividends, utilities stocks are often considered an alternative to bonds and therefore tend to be sensitive to changes in interest rates. As investor expectations of interest rate increases abated toward the end of the reporting period, utilities stocks posted solid performance. Utilities companies also benefited from strong demand for electricity as economic activity remained robust.

The information technology sector was a modest contributor to the Index’s return, rebounding strongly following a sharp decline late in 2018. Although information technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, strong demand and product innovations led to solid returns for the sector. The software and services industry was a leading source of strength, benefiting from the continued growth of software as a service.

In contrast, the financials sector, particularly banks, detracted from the Index’s performance, driven by a slowing global economy and a flattening yield curve. A flatter yield curve means a narrow difference in yield between short- and long-term interest rates, which negatively affects banks’ profitability because they borrow for shorter durations while lending for longer periods.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	17.1%
Real Estate	14.5
Industrials	12.1
Utilities	11.4
Information Technology	8.9
Consumer Discretionary	8.7
Health Care	7.1
Energy	6.1
Materials	6.0
Consumer Staples	5.0
Communication Services	3.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sempra Energy	0.8%
Williams Companies Inc. (The)	0.8
Fidelity National Information Services Inc.	0.8
Analog Devices Inc.	0.8
Worldpay Inc., Class A	0.7
Public Service Enterprise Group Inc.	0.7
Welltower Inc.	0.7
Xcel Energy Inc.	0.7
Roper Technologies Inc.	0.7
AvalonBay Communities Inc.	0.7

F U N D S U M M A R Y	19

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Sh areholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$4,672,294	0.5%

Air Freight & Logistics
Other securities		2,221,054	0.3

Airlines
Other securities		219,842	0.0

Auto Components
Other securities		6,568,648	0.7

Automobiles
Other securities		72,154	0.0

Banks
Heritage Financial Corp./WA	90,218	2,719,171	0.3
OFG Bancorp	103,192	2,042,170	0.2
TriCo Bancshares	63,666	2,501,437	0.3
Veritex Holdings Inc.	105,304	2,550,463	0.3
Other securities		112,148,774	12.7

		121,962,015	13.8

Beverages
Other securities		2,997,282	0.3

Biotechnology
Arrowhead Pharmaceuticals Inc.(a)(b)	222,356	4,080,233	0.5
BioCryst Pharmaceuticals Inc.(a)(b)	259,639	2,113,461	0.2
Biohaven Pharmaceutical Holding Co. Ltd.(a)	73,955	3,806,464	0.4
CareDx Inc.(a)(b)	83,019	2,616,759	0.3
Fate Therapeutics Inc.(a)	143,710	2,524,985	0.3
Invitae Corp.(a)	168,426	3,944,537	0.5
Mirati Therapeutics Inc.(a)(b)	50,881	3,729,577	0.4
Vanda Pharmaceuticals Inc.(a)(b)	121,667	2,238,673	0.3
Other securities		89,427,961	10.1

		114,482,650	13.0

Building Products
CSW Industrials Inc.(a)	36,151	2,071,091	0.2
Other securities		5,817,960	0.7

		7,889,051	0.9

Capital Markets
Other securities		10,783,846	1.2

Chemicals
Other securities		10,991,948	1.3

Commercial Services & Supplies
Casella Waste Systems Inc., Class A(a)	103,058	3,664,743	0.4
Viad Corp.	48,528	2,731,641	0.3
Other securities		11,007,696	1.3

		17,404,080	2.0

Communications Equipment
Other securities		11,509,384	1.3

Construction & Engineering
Other securities		8,973,298	1.0

Construction Materials
Other securities		555,853	0.1

Security	Shares	Value	% of Net Assets

Consumer Finance
Other securities		$5,694,486	0.7%

Containers & Packaging
Other securities		2,031,756	0.2

Distributors
Other securities		1,152,653	0.1

Diversified Consumer Services
Career Education Corp.(a)	160,750	2,655,590	0.3
K12 Inc.(a)	88,723	3,028,116	0.4
Other securities		4,678,797	0.5

		10,362,503	1.2

Diversified Financial Services
Other securities		1,281,700	0.2

Diversified Telecommunication Services
Other securities		3,883,142	0.4

Electric Utilities
Other securities		502,447	0.1

Electrical Equipment
Other securities		7,724,077	0.9

Electronic Equipment, Instruments & Components
CTS Corp.	77,849	2,286,425	0.3
Other securities		15,271,000	1.7

		17,557,425	2.0

Energy Equipment & Services
Other securities		16,010,267	1.8

Entertainment
Glu Mobile Inc.(a)(b)	267,526	2,926,735	0.3
Other securities		4,218,512	0.5

		7,145,247	0.8

Equity Real Estate Investment Trusts (REITs)
Getty Realty Corp.	77,575	2,484,727	0.3
Independence Realty Trust Inc.	211,825	2,285,592	0.3
Universal Health Realty Income Trust	30,451	2,305,445	0.3
Other securities		30,301,113	3.3

		37,376,877	4.2

Food & Staples Retailing
Other securities		4,942,359	0.6

Food Products
Freshpet Inc.(a)(b)	62,349	2,636,739	0.3
Other securities		4,592,884	0.5

		7,229,623	0.8

Gas Utilities
Other securities		470,579	0.1

Health Care Equipment & Supplies
AtriCure Inc.(a)	87,321	2,339,330	0.3
CryoLife Inc.(a)	84,680	2,470,116	0.3
Lantheus Holdings Inc.(a)	87,908	2,151,988	0.2
Orthofix Medical Inc.(a)(b)	41,542	2,343,384	0.3
STAAR Surgical Co.(a)(b)	104,323	3,566,803	0.4
Tactile Systems Technology Inc.(a)(b)	41,828	2,205,172	0.3
Tandem Diabetes Care Inc.(a)	120,965	7,681,277	0.9
Other securities		32,223,243	3.5

		54,981,313	6.2

S C H E D U L E O F I N V E S T M E N T S	21

Summary Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services
R1 RCM Inc.(a)	244,027	$2,359,741	0.3%
Other securities		12,041,887	1.3

		14,401,628	1.6

Health Care Technology
Tabula Rasa HealthCare Inc.(a)(b)	41,859	2,361,685	0.3
Vocera Communications Inc.(a)(b)	71,314	2,255,662	0.2
Other securities		6,295,657	0.7

		10,913,004	1.2

Hotels, Restaurants & Leisure
Denny’s Corp.(a)	144,969	2,660,181	0.3
Other securities		15,351,381	1.7

		18,011,562	2.0

Household Durables
Other securities		11,771,529	1.3

Household Products
Other securities		439,599	0.1

Independent Power and Renewable Electricity Producers
Other securities		670,296	0.1

Insurance
eHealth Inc.(a)(b)	52,018	3,242,802	0.4
Other securities		12,641,082	1.4

		15,883,884	1.8

Interactive Media & Services
Other securities		3,730,752	0.4

Internet & Direct Marketing Retail
Other securities		5,458,606	0.6

IT Services
Perficient Inc.(a)(b)	77,136	2,112,755	0.3
Other securities		14,189,088	1.6

		16,301,843	1.9

Leisure Products
Other securities		6,574,114	0.7

Life Sciences Tools & Services
Codexis Inc.(a)(b)	122,300	2,510,819	0.3
NeoGenomics Inc.(a)	194,761	3,984,810	0.5
Pacific Biosciences of California Inc.(a)(b)	327,024	2,364,384	0.3
Other securities		4,228,634	0.4

		13,088,647	1.5

Machinery
Kadant Inc.	26,241	2,308,158	0.3
Other securities		16,287,044	1.8

		18,595,202	2.1

Marine
Other securities		1,429,617	0.2

Media
Other securities		11,277,067	1.3

Metals & Mining
Other securities		6,982,604	0.8

Mortgage Real Estate Investment
Arbor Realty Trust Inc.	173,623	2,251,890	0.3
New York Mortgage Trust Inc.	403,733	2,458,734	0.3

Security	Shares	Value	% of Net Assets

Mortgage Real Estate Investment (continued)
Other securities		$10,247,665	1.1%

		14,958,289	1.7

Multi-Utilities
Other securities		1,861,552	0.2

Multiline Retail
Other securities		377,686	0.0

Oil, Gas & Consumable Fuels
Other securities		22,005,919	2.5

Paper & Forest Products
Other securities		2,496,478	0.3

Personal Products
Other securities		1,589,432	0.2

Pharmaceuticals
Reata Pharmaceuticals Inc., Class A(a)	44,899	3,837,518	0.5
Other securities		24,043,520	2.7

		27,881,038	3.2

Professional Services
CBIZ Inc.(a)	124,234	2,514,496	0.3
Other securities		14,096,733	1.6

		16,611,229	1.9

Real Estate Management & Development
Other securities		4,124,957	0.5

Road & Rail
Other securities		2,958,277	0.3

Semiconductors & Semiconductor Equipment
FormFactor Inc.(a)(b)	174,845	2,813,256	0.3
Other securities		19,038,455	2.2

		21,851,711	2.5

Software
Other securities		22,083,816	2.5

Specialty Retail
Rent-A-Center Inc./TX(a)	105,048	2,192,352	0.3
Other securities		18,490,988	2.0

		20,683,340	2.3

Technology Hardware, Storage & Peripherals
Other securities		2,525,753	0.3

Textiles, Apparel & Luxury Goods
Crocs Inc.(a)	157,080	4,044,810	0.5
Other securities		4,963,636	0.5

		9,008,446	1.0

Thrifts & Mortgage Finance
NMI Holdings Inc., Class A(a)	149,365	3,864,073	0.4
Other securities		28,147,307	3.2

		32,011,380	3.6

Tobacco
Other securities		1,823,547	0.2

Trading Companies & Distributors
Other securities		7,000,096	0.8

Water Utilities
Middlesex Water Co.	37,776	2,115,078	0.2

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Water Utilities (continued)
Other securities		$5,899,512	0.7%

		8,014,590	0.9

Wireless Telecommunication Services
Boingo Wireless Inc.(a)(b)	97,167	2,262,048	0.2
Other securities		1,651,075	0.2

		3,913,123	0.4

Total Common Stocks (Cost: $934,639,612)		878,960,466	99.6

Rights

Media
Other securities		0	0.0

Total Rights (Cost: $0)		0	0.0

Warrants

Energy Equipment & Services
Other securities		357	0.0

Oil, Gas & Consumable Fuels
Other securities		114	0.0

Thrifts & Mortgage Finance
Other securities		30	0.0

Total Warrants (Cost: $0)		501	0.0

Security	Shares	Value	% of Net Assets

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	164,640,868	$164,706,724	18.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	1,117,626	1,117,626	0.1

		165,824,350	18.8

Total Short-Term Investments (Cost: $165,764,698)		165,824,350	18.8

Total Investments In Securities (Cost: $1,100,404,310)		1,044,785,317	118.4

Other Assets, Less Liabilities		(162,450,399)	(18.4)

Net Assets		$882,334,918	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	03/31/18	Net Activity	03/31/19	03/31/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	136,060,830	28,580,038	164,640,868	$164,706,724	$4,989,655	(b)	$772		$61,072
BlackRock Cash Funds: Treasury, SL Agency Shares	1,111,609	6,017	1,117,626	1,117,626	31,244		—		—

				$165,824,350	$5,020,899		$772		$61,072

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	38	06/21/19	$2,933	$16,894

S C H E D U L E O F I N V E S T M E N T S	23

Summary Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$16,894

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(251,136)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ 43,986

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,347,872

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$878,858,431	$102,034	$1		$878,960,466
Rights	—	—	0	(a)	0	(a)
Warrants	—	—	501		501
Money Market Funds	165,824,350	—	—		165,824,350

	$1,044,682,781	$102,034	$502		$1,044,785,317

Derivative financial instruments(b)
Assets
Futures Contracts	$16,894	$—	$—		$16,894

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments March 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$79,439	0.7%

Air Freight & Logistics
Other securities		18,703	0.2

Airlines
Other securities		52,905	0.5

Automobiles
Other securities		4,865	0.0

Banks
Bank of America Corp.	12,971	357,870	3.2
BB&T Corp.	1,105	51,416	0.5
PNC Financial Services Group Inc. (The)	658	80,710	0.7
U.S. Bancorp	2,177	104,910	1.0
Wells Fargo & Co.	5,943	287,166	2.6
Other securities		411,501	3.7

		1,293,573	11.7

Beverages
Other securities		43,482	0.4

Biotechnology
Regeneron Pharmaceuticals Inc.(a)	129	52,970	0.5
Other securities		135,740	1.2

		188,710	1.7

Building Products
Other securities		5,639	0.1

Capital Markets
Charles Schwab Corp. (The)	1,726	73,804	0.7
CME Group Inc.	511	84,100	0.8
Other securities		140,889	1.2

		298,793	2.7

Chemicals
Other securities		4,951	0.0

Commercial Services & Supplies
Waste Management Inc.	678	70,451	0.6
Other securities		76,350	0.7

		146,801	1.3

Construction & Engineering
Other securities		2,444	0.0

Construction Materials
Other securities		51,253	0.5

Consumer Finance
Capital One Financial Corp.	670	54,732	0.5
Other securities		107,246	1.0

		161,978	1.5

Containers & Packaging
Other securities		30,538	0.3

Distributors
Other securities		10,228	0.1

Diversified Consumer Services
Other securities		41,772	0.4

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Berkshire Hathaway Inc., Class B(a)	1,874	$376,468	3.4%
Other securities		18,971	0.2

		395,439	3.6

Diversified Telecommunication Services
AT&T Inc.	11,577	363,055	3.3
Verizon Communications Inc.	6,588	389,548	3.5
Other securities		18,153	0.2

		770,756	7.0

Electric Utilities
American Electric Power Co. Inc.	786	65,828	0.6
Duke Energy Corp.	1,134	102,060	0.9
Exelon Corp.	1,535	76,950	0.7
NextEra Energy Inc.	760	146,923	1.3
Southern Co. (The)	1,647	85,117	0.8
Other securities		270,433	2.5

		747,311	6.8

Electrical Equipment
Other securities		17,705	0.2

Electronic Equipment, Instruments & Components
Other securities		22,261	0.2

Energy Equipment & Services
Other securities		14,073	0.1

Entertainment
Other securities		8,501	0.1

Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	598	76,544	0.7
Public Storage	214	46,605	0.4
Simon Property Group Inc.	443	80,719	0.7
Other securities		736,880	6.7

		940,748	8.5

Food & Staples Retailing
Other securities		54,527	0.5

Food Products
Other securities		110,357	1.0

Gas Utilities
Other securities		26,700	0.2

Health Care Equipment & Supplies
Other securities		19,420	0.2

Health Care Providers & Services
Anthem Inc.	414	118,810	1.1
Cigna Corp.	593	95,366	0.9
CVS Health Corp.	2,045	110,287	1.0
HCA Healthcare Inc.	436	56,846	0.5
Humana Inc.	216	57,456	0.5
UnitedHealth Group Inc.	1,522	376,330	3.4
Other securities		182,793	1.7

		997,888	9.1

Health Care Technology
Other securities		28,205	0.3

Hotels, Restaurants & Leisure
Other securities		101,750	0.9

S C H E D U L E O F I N V E S T M E N T S	25

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Durables
Other securities		$78,718	0.7%

Independent Power and Renewable Electricity Producers
Other securities		36,184	0.3

Insurance
Progressive Corp. (The)	839	60,484	0.5
Travelers Companies Inc. (The)	380	52,121	0.5
Other securities		279,085	2.6

		391,690	3.6

Interactive Media & Services
Other securities		8,471	0.1

Internet & Direct Marketing Retail
Other securities		23,453	0.2

IT Services
Fiserv Inc.(a)	637	56,234	0.5
Worldpay Inc., Class A(a)	478	54,253	0.5
Other securities		156,001	1.4

		266,488	2.4

Machinery
Other securities		5,085	0.0

Marine
Other securities		6,760	0.1

Media
Charter Communications Inc., Class A(a)	271	94,013	0.9
Comcast Corp., Class A	7,156	286,097	2.6
Other securities		77,659	0.7

		457,769	4.2

Metals & Mining
Other securities		50,933	0.5

Mortgage Real Estate Investment
Other securities		66,388	0.6

Multi-Utilities
Dominion Energy Inc.	1,213	92,988	0.8
Public Service Enterprise Group Inc.	804	47,765	0.4
Other securities		219,843	2.1

		360,596	3.3

Multiline Retail
Dollar General Corp.	423	50,464	0.5
Target Corp.	837	67,177	0.6
Other securities		76,751	0.7

		194,392	1.8

Oil, Gas & Consumable Fuels
EOG Resources Inc.	919	87,470	0.8
Kinder Morgan Inc./DE	3,113	62,291	0.6
Marathon Petroleum Corp.	1,072	64,159	0.6
Williams Companies Inc. (The)	1,897	54,482	0.5
Other securities		293,520	2.6

		561,922	5.1

Pharmaceuticals
Other securities		13,580	0.1

Professional Services
Other securities		26,586	0.2

Security	Shares	Value	% of Net Assets

Real Estate Management & Development
Other securities		$8,034	0.1%

Road & Rail
CSX Corp.	1,234	92,328	0.8
Norfolk Southern Corp.	426	79,615	0.7
Union Pacific Corp.	1,152	192,614	1.8
Other securities		48,233	0.4

		412,790	3.7

Software
Intuit Inc.	393	102,734	0.9
Other securities		68,020	0.6

		170,754	1.5

Specialty Retail
Home Depot Inc. (The)	1,799	345,210	3.1
Lowe’s Companies Inc.	1,279	140,012	1.3
O’Reilly Automotive Inc.(a)	123	47,761	0.4
Ross Stores Inc.	583	54,277	0.5
Other securities		206,430	1.9

		793,690	7.2

Textiles, Apparel & Luxury Goods
Other securities		7,055	0.1

Thrifts & Mortgage Finance
Other securities		9,038	0.1

Tobacco
Altria Group Inc.	3,015	173,151	1.6

Trading Companies & Distributors
Other securities		69,445	0.6

Transportation Infrastructure
Other securities		5,070	0.0

Water Utilities
Other securities		40,157	0.4

Wireless Telecommunication Services
Other securities		45,717	0.4

Total Common Stocks (Cost: $10,740,946)		10,975,631	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	22,418	22,418	0.2

		22,418	0.2

Total Short-Term Investments (Cost: $22,418)		22,418	0.2

Total Investments In Securities (Cost: $10,763,364)		10,998,049	99.9

Other Assets, Less Liabilities		11,467	0.1

Net Assets		$11,009,516	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares				Shares			Net	Unrealized
	Held at	Shares		Shares	Held at	Value at		Realized	Appreciation
Affiliated Issuer	03/31/18	Purchased		Sold	03/31/19	03/31/19	Income	Gain (Loss)	(Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	6,423	15,995	(a)	—	22,418	$22,418	$317	$—	$—
PNC Financial Services Group Inc. (The)(b)	600	176		(118)	658	N/A	2,170	874	(6,061)

						$22,418	$2,487	$874	$(6,061)

(a)	Net of purchases and sales.
(b)	As of year end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,975,631	$—	$—	$10,975,631
Money Market Funds	22,418	—	—	22,418

	$10,998,049	$—	$—	$10,998,049

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Summary Schedule of Investments March 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Spirit AeroSystems Holdings Inc., Class A	810	$74,139	0.2%
Other securities		330,325	0.9

		404,464	1.1

Airlines
Other securities		109,890	0.3

Auto Components
Other securities		93,462	0.3

Automobiles
Other securities		69,051	0.2

Banks
Other securities		958,987	2.7

Biotechnology
Exact Sciences Corp.(a)	918	79,517	0.2
Ionis Pharmaceuticals Inc.(a)	955	77,517	0.2
Other securities		540,251	1.6

		697,285	2.0

Building Products
Lennox International Inc.	275	72,710	0.2
Other securities		269,068	0.8

		341,778	1.0

Capital Markets
FactSet Research Systems Inc.	286	71,005	0.2
Other securities		312,525	0.9

		383,530	1.1

Chemicals
CF Industries Holdings Inc.	1,765	72,153	0.2
Other securities		402,994	1.1

		475,147	1.3

Commercial Services & Supplies
Other securities		167,796	0.5

Communications Equipment
Other securities		102,493	0.3

Construction & Engineering
Jacobs Engineering Group Inc.	997	74,964	0.2
Other securities		150,606	0.4

		225,570	0.6

Construction Materials
Other securities		29,168	0.1

Consumer Finance
Other securities		130,804	0.4

Containers & Packaging
Avery Dennison Corp.	661	74,693	0.2
Packaging Corp. of America	715	71,057	0.2
Other securities		371,662	1.1

		517,412	1.5

Distributors
Other securities		49,656	0.1

Diversified Consumer Services
Other securities		277,806	0.8

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Other securities		$57,854	0.2%

Diversified Telecommunication Services
Other securities		49,593	0.1

Electric Utilities
Alliant Energy Corp.	1,806	85,117	0.3
Pinnacle West Capital Corp.	854	81,625	0.2
Other securities		100,395	0.3

		267,137	0.8

Electrical Equipment
Other securities		208,498	0.6

Electronic Equipment, Instruments & Components
CDW Corp./DE	1,124	108,320	0.3
Keysight Technologies Inc.(a)	1,433	124,957	0.4
Trimble Inc.(a)	1,908	77,083	0.2
Zebra Technologies Corp., Class A(a)	405	84,860	0.2
Other securities		358,287	1.0

		753,507	2.1

Energy Equipment & Services
Other securities		144,274	0.4

Entertainment
Other securities		250,137	0.7

Equity Real Estate Investment Trusts (REITs)
Duke Realty Corp.	2,737	83,697	0.2
Equity LifeStyle Properties Inc.	657	75,095	0.2
Iron Mountain Inc.	2,186	77,516	0.2
Regency Centers Corp.	1,165	78,626	0.2
Sun Communities Inc.	645	76,445	0.2
WP Carey Inc.	1,217	95,328	0.3
Other securities		1,804,820	5.2

		2,291,527	6.5

Food & Staples Retailing
Other securities		114,626	0.3

Food Products
Lamb Weston Holdings Inc.	1,124	84,233	0.2
Other securities		191,286	0.6

		275,519	0.8

Gas Utilities
Atmos Energy Corp.	879	90,475	0.3
UGI Corp.	1,325	73,432	0.2
Other securities		37,978	0.1

		201,885	0.6

Health Care Equipment & Supplies
Cooper Companies Inc. (The)	370	109,583	0.3
DexCom Inc.(a)	670	79,797	0.2
STERIS PLC(a)	643	82,323	0.2
Other securities		320,067	1.0

		591,770	1.7

Health Care Providers & Services
WellCare Health Plans Inc.(a)	381	102,775	0.3
Other securities		201,180	0.6

		303,955	0.9

Health Care Technology
Veeva Systems Inc., Class A(a)	955	121,151	0.3

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Domino’s Pizza Inc.	317	$81,818	0.2%
Other securities		430,541	1.3

		512,359	1.5

Household Durables
Other securities		221,454	0.6

Household Products
Other securities		39,371	0.1

Independent Power and Renewable Electricity Producers
NRG Energy Inc.	2,217	94,178	0.3
Vistra Energy Corp.	3,033	78,949	0.2

		173,127	0.5

Industrial Conglomerates
Other securities		54,934	0.2

Insurance
Other securities		797,368	2.3

Interactive Media & Services
Other securities		111,543	0.3

Internet & Direct Marketing Retail
Other securities		112,876	0.3

IT Services
GoDaddy Inc., Class A(a)	1,291	97,070	0.3
Jack Henry & Associates Inc.	591	81,995	0.2
Twilio Inc., Class A(a)	673	86,938	0.2
Other securities		560,049	1.6

		826,052	2.3

Leisure Products
Other securities		106,527	0.3

Life Sciences Tools & Services
PerkinElmer Inc.	844	81,328	0.2
Other securities		306,731	0.9

		388,059	1.1

Machinery
IDEX Corp.	589	89,375	0.3
Wabtec Corp.(b)	1,015	74,826	0.2
Other securities		856,321	2.4

		1,020,522	2.9

Marine
Other securities		34,025	0.1

Media
Other securities		202,910	0.6

Metals & Mining
Other securities		219,276	0.6

Mortgage Real Estate Investment
AGNC Investment Corp.	4,099	73,782	0.2
Other securities		175,708	0.5

		249,490	0.7

Multi-Utilities
Other securities		38,435	0.1

Multiline Retail
Kohl’s Corp.	1,259	86,582	0.3

Security	Shares	Value	% of Net Assets

Multiline Retail (continued)
Other securities		$40,075	0.1%

		126,657	0.4

Oil, Gas & Consumable Fuels
Targa Resources Corp.	1,733	72,006	0.2
Other securities		328,301	0.9

		400,307	1.1

Paper & Forest Products
Other securities		24,130	0.1

Personal Products
Other securities		64,332	0.2

Pharmaceuticals
Other securities		109,566	0.3

Professional Services
Other securities		98,130	0.3

Real Estate Management & Development
Other securities		86,809	0.2

Road & Rail
Other securities		157,128	0.4

Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(a)	7,169	182,952	0.5
Marvell Technology Group Ltd.	4,242	84,373	0.2
Other securities		367,080	1.1

		634,405	1.8

Software
Cadence Design Systems Inc.(a)	2,137	135,721	0.4
Fortinet Inc.(a)	1,079	90,604	0.2
Paycom Software Inc.(a)(b)	368	69,600	0.2
PTC Inc.(a)	896	82,593	0.2
SS&C Technologies Holdings Inc.	1,651	105,152	0.3
Ultimate Software Group Inc. (The)(a)	232	76,590	0.2
Other securities		832,545	2.4

		1,392,805	3.9

Specialty Retail
Burlington Stores Inc.(a)	512	80,220	0.2
Other securities		178,993	0.5

		259,213	0.7

Technology Hardware, Storage & Peripherals
Other securities		101,692	0.3

Textiles, Apparel & Luxury Goods
Other securities		243,416	0.7

Thrifts & Mortgage Finance
Other securities		47,226	0.1

Trading Companies & Distributors
Other securities		188,734	0.5

Transportation Infrastructure
Other securities		25,391	0.1

Water Utilities
Other securities		49,631	0.1

S C H E D U L E O F I N V E S T M E N T S	29

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$28,115	0.1%

Total Common Stocks (Cost: $18,571,107)		19,811,747	56.1

Investment Companies

Exchange Traded Funds

iShares Russell 2000 ETF(c)	100,837	15,437,137	43.8

Total Investment Companies (Cost: $14,849,782)		15,437,137	43.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	367,819	367,966	1.0
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	26,828	26,828	0.1

		394,794	1.1

Total Short-Term Investments (Cost: $394,732)		394,794	1.1

Total Investments In Securities (Cost: $33,815,621)		35,643,678	101.0

Other Assets, Less Liabilities		(341,677)	(1.0)

Net Assets		$35,302,001	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

											Change in
	Shares				Shares				Net		Unrealized
	Held at	Shares		Shares	Held at	Value at			Realized		Appreciation
Affiliated Issuer	03/31/18	Purchased		Sold	03/31/19	03/31/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	184,619	183,200	(b)	—	367,819	$367,966	$8,841	(c)	$(1,021)		$79
BlackRock Cash Funds: Treasury, SL Agency Shares	4,590	22,238	(b)	—	26,828	26,828	556		—		—
iShares Russell 2000 ETF	18,759	102,813		(20,735)	100,837	15,437,137	107,647		322,503		430,773

						$15,831,931	$117,044		$321,482		$430,852

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 2500 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$19,811,747	$—	$—	$19,811,747
Investment Companies	15,437,137	—	—	15,437,137
Money Market Funds	394,794	—	—	394,794

	$35,643,678	$—	$—	$35,643,678

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Summary Schedule of Investments March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	176,680	$67,389,286	0.7%
Other securities		154,276,132	1.7

		221,665,418	2.4

Air Freight & Logistics
Other securities		52,782,145	0.6

Airlines
Other securities		38,222,843	0.4

Auto Components
Other securities		23,166,437	0.2

Automobiles
Other securities		43,158,955	0.5

Banks
Bank of America Corp.	2,973,918	82,050,398	0.9
Citigroup Inc.	782,156	48,665,746	0.5
JPMorgan Chase & Co.	1,091,888	110,531,822	1.2
Wells Fargo & Co.	1,362,538	65,837,836	0.7
Other securities		210,219,414	2.2

		517,305,216	5.5

Beverages
Coca-Cola Co. (The)	1,262,157	59,144,677	0.6
PepsiCo Inc.	467,443	57,285,140	0.6
Other securities		29,086,797	0.4

		145,516,614	1.6

Biotechnology
AbbVie Inc.	500,292	40,318,532	0.5
Amgen Inc.	208,086	39,532,178	0.4
Other securities		187,055,160	1.9

		266,905,870	2.8

Building Products
Other securities		38,581,691	0.4

Capital Markets
BlackRock Inc.(a)	39,941	17,069,585	0.2
Other securities		217,078,599	2.3

		234,148,184	2.5

Chemicals
DowDuPont Inc.	749,469	39,954,192	0.4
Other securities		146,072,174	1.6

		186,026,366	2.0

Commercial Services & Supplies
Other securities		53,542,784	0.6

Communications Equipment
Cisco Systems Inc.	1,496,348	80,787,829	0.9
Other securities		34,913,016	0.3

		115,700,845	1.2

Construction & Engineering
Other securities		16,534,054	0.2

Construction Materials
Other securities		11,339,355	0.1

Consumer Finance
Other securities		66,620,108	0.7

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$38,762,624	0.4%

Distributors
Other securities		11,149,450	0.1

Diversified Consumer Services
Other securities		17,889,234	0.2

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	639,219	128,412,705	1.4
Other securities		6,970,700	0.0

		135,383,405	1.4

Diversified Telecommunication Services
AT&T Inc.	2,398,496	75,216,834	0.8
Verizon Communications Inc.	1,364,975	80,710,972	0.9
Other securities		9,494,687	0.1

		165,422,493	1.8

Electric Utilities
Other securities		170,751,888	1.8

Electrical Equipment
Other securities		52,472,178	0.6

Electronic Equipment, Instruments & Components
Other securities		69,061,615	0.7

Energy Equipment & Services
Other securities		51,858,543	0.6

Entertainment
Netflix Inc.(b)(c)	137,515	49,032,348	0.5
Walt Disney Co. (The)	579,228	64,311,685	0.7
Other securities		42,056,545	0.5

		155,400,578	1.7

Equity Real Estate Investment Trusts (REITs)
Other securities		365,277,861	3.9

Food & Staples Retailing
Walmart Inc.	463,379	45,193,354	0.5
Other securities		77,972,532	0.8

		123,165,886	1.3

Food Products
Other securities		107,682,590	1.1

Gas Utilities
Other securities		16,649,684	0.2

Health Care Equipment & Supplies
Abbott Laboratories	564,727	45,144,276	0.5
Medtronic PLC	446,722	40,687,440	0.4
Other securities		234,698,333	2.5

		320,530,049	3.4

Health Care Providers & Services
UnitedHealth Group Inc.	315,409	77,988,029	0.8
Other securities		158,530,322	1.7

		236,518,351	2.5

Health Care Technology
Other securities		18,358,859	0.2

Hotels, Restaurants & Leisure
McDonald’s Corp.	256,293	48,670,041	0.5

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$149,244,110	1.6%

		197,914,151	2.1

Household Durables
Other securities		40,657,041	0.4

Household Products
Procter & Gamble Co. (The)	821,875	85,516,094	0.9
Other securities		48,724,116	0.5

		134,240,210	1.4

Independent Power and Renewable Electricity Producers
Other securities		13,638,806	0.1

Industrial Conglomerates
3M Co.	184,717	38,380,498	0.4
Honeywell International Inc.	240,200	38,172,584	0.4
Other securities		42,707,616	0.5

		119,260,698	1.3

Insurance
Other securities		239,734,179	2.6

Interactive Media & Services
Alphabet Inc., Class A(b)	98,561	115,995,455	1.2
Alphabet Inc., Class C,NVS(b)	100,481	117,895,362	1.3
Facebook Inc., Class A(b)	784,663	130,795,476	1.4
Other securities		20,786,379	0.2

		385,472,672	4.1

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	135,787	241,802,700	2.6
Other securities		55,039,245	0.6

		296,841,945	3.2

IT Services
Accenture PLC, Class A	212,327	37,373,799	0.4
International Business Machines Corp.	303,261	42,790,127	0.5
Mastercard Inc., Class A	299,820	70,592,619	0.8
PayPal Holdings Inc.(b)	387,531	40,241,219	0.4
Visa Inc., Class A	581,174	90,773,567	1.0
Other securities		193,775,252	2.0

		475,546,583	5.1

Leisure Products
Other securities		9,918,212	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	132,394	36,238,886	0.4
Other securities		64,807,008	0.7

		101,045,894	1.1

Machinery
Other securities		182,240,676	1.9

Marine
Other securities		2,331,917	0.0

Media
Comcast Corp., Class A	1,482,629	59,275,507	0.7
Other securities		74,412,894	0.7

		133,688,401	1.4

Metals & Mining
Other securities		33,541,580	0.4

Mortgage Real Estate Investment
PennyMac Mortgage Investment Trust(a)	19,369	401,132	0.0

Security	Shares	Value	% of Net Assets

Mortgage Real Estate Investment (continued)
Other securities		$22,585,346	0.2%

		22,986,478	0.2

Multi-Utilities
Other securities		89,907,682	1.0

Multiline Retail
Other securities		42,693,996	0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	628,508	77,419,615	0.8
Exxon Mobil Corp.	1,397,918	112,951,774	1.2
Other securities		228,628,588	2.5

		418,999,977	4.5

Paper & Forest Products
Other securities		3,690,975	0.0

Personal Products
Other securities		18,505,895	0.2

Pharmaceuticals
Eli Lilly & Co.	291,720	37,853,587	0.4
Johnson & Johnson	885,899	123,839,821	1.3
Merck & Co. Inc.	858,798	71,426,230	0.8
Pfizer Inc.	1,891,814	80,345,341	0.9
Other securities		88,187,776	0.9

		401,652,755	4.3

Professional Services
Other securities		45,680,261	0.5

Real Estate Management & Development
Other securities		13,707,319	0.1

Road & Rail
Union Pacific Corp.	238,777	39,923,515	0.4
Other securities		55,636,349	0.6

		95,559,864	1.0

Semiconductors & Semiconductor Equipment
Broadcom Inc.	133,932	40,274,692	0.4
Intel Corp.	1,485,524	79,772,639	0.9
Other securities		232,717,657	2.5

		352,764,988	3.8

Software
Adobe Inc.(b)	162,283	43,246,797	0.5
Microsoft Corp.	2,501,699	295,050,380	3.2
Oracle Corp.	796,601	42,785,440	0.5
salesforce.com Inc.(b)	240,054	38,017,352	0.4
Other securities		211,571,131	2.1

		630,671,100	6.7

Specialty Retail
Home Depot Inc. (The)	372,666	71,510,879	0.8
Other securities		143,643,080	1.5

		215,153,959	2.3

Technology Hardware, Storage & Peripherals
Apple Inc.	1,567,636	297,772,458	3.2
Other securities		36,649,972	0.4

		334,422,430	3.6

Textiles, Apparel & Luxury Goods
Other securities		73,401,740	0.8

S C H E D U L E O F I N V E S T M E N T S	33

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Thrifts & Mortgage Finance
PennyMac Financial Services Inc.(a)	3,152	$70,100	0.0%
Other securities		17,685,153	0.2

		17,755,253	0.2

Tobacco
Philip Morris International Inc.	512,717	45,319,056	0.5
Other securities		36,974,705	0.4

		82,293,761	0.9

Trading Companies & Distributors
Other securities		29,911,104	0.3

Transportation Infrastructure
Other securities		1,067,351	0.0

Water Utilities
Other securities		11,788,722	0.1

Wireless Telecommunication Services
Other securities		10,694,930	0.1

Total Common Stocks (Cost: $7,497,879,687)		9,366,935,678	99.9

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(a)(d)(e)	184,349,129	184,422,868	1.9

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(d)	26,675,210	$26,675,210	0.3%

		211,098,078	2.2

Total Short-Term Investments (Cost: $211,030,993)		211,098,078	2.2

Total Investments In Securities (Cost: $7,708,910,680)		9,578,033,756	102.1

Other Assets, Less Liabilities		(198,989,005)	(2.1)

Net Assets		$9,379,044,751	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	187,493,833	—		(3,144,704	)(b)	184,349,129	$184,422,868	$1,828,909	(c)	$18,593		$72,073
BlackRock Cash Funds: Treasury, SL Agency Shares	9,216,649	17,458,561	(b)	—		26,675,210	26,675,210	372,753		—		—
BlackRock Inc.	37,412	14,481		(11,952)		39,941	17,069,585	478,139		2,892,306		(6,986,154)
PennyMac Financial Services Inc.	3,152	—		—		3,152	70,100	1,261		—		(1,292)
PennyMac Mortgage Investment Trust	18,812	12,453		(11,896)		19,369	401,132	36,857		(5,808)		65,127
PNC Financial Services Group Inc. (The)(d)	143,376	58,041		(51,217)		150,200	N/A	545,013		2,535,453		(10,064,117)

							$228,638,895	$3,262,932		$5,440,544		$(16,914,363)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	25	06/21/19	$1,930	$16,370

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

S&P 500 E-Mini	98	06/21/19	$13,905	$419,910

				$436,280

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$436,280

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$ (314,611)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,143,515

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,595,011

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,366,932,065	$—	$3,613	$9,366,935,678
Money Market Funds	211,098,078	—	—	211,098,078

	$9,578,030,143	$—	$3,613	$9,578,033,756

Derivative financial instruments(a)
Assets
Futures Contracts	$436,280	$—	$—	$436,280

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Summary Schedule of Investments March 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$329,617,396	1.8%

Air Freight & Logistics
Other securities		80,265,232	0.4

Airlines
Other securities		117,959,578	0.6

Auto Components
Other securities		125,820,301	0.7

Automobiles
Other securities		22,310,830	0.1

Banks
SunTrust Banks Inc.	1,131,486	67,040,545	0.4
Other securities		670,686,930	3.6

		737,727,475	4.0

Beverages
Other securities		82,497,457	0.4

Biotechnology
Other securities		307,315,742	1.6

Building Products
Other securities		141,356,931	0.8

Capital Markets
Moody’s Corp.	420,281	76,108,686	0.4
T Rowe Price Group Inc.	584,630	58,533,156	0.3
Other securities		434,513,854	2.4

		569,155,696	3.1

Chemicals
Other securities		326,109,437	1.7

Commercial Services & Supplies
Other securities		173,590,335	0.9

Communications Equipment
Other securities		182,795,436	1.0

Construction & Engineering
Other securities		73,356,805	0.4

Construction Materials
Other securities		80,592,161	0.4

Consumer Finance
Discover Financial Services	832,366	59,231,164	0.3
Synchrony Financial	1,813,324	57,845,036	0.3
Other securities		70,932,816	0.4

		188,009,016	1.0

Containers & Packaging
Other securities		290,964,866	1.6

Distributors
Other securities		79,694,490	0.4

Diversified Consumer Services
Other securities		92,668,552	0.5

Diversified Financial Services
Other securities		44,273,779	0.2

Security	Shares	Value	% of Net Assets

Diversified Telecommunication Services
Other securities		$44,959,011	0.2%

Electric Utilities
PPL Corp.	1,819,529	57,751,850	0.3
Xcel Energy Inc.	1,282,693	72,100,173	0.4
Other securities		357,730,093	1.9

		487,582,116	2.6

Electrical Equipment
Other securities		169,261,300	0.9

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	743,296	70,196,874	0.4
Corning Inc.	1,985,706	65,726,869	0.3
Other securities		261,852,036	1.4

		397,775,779	2.1

Energy Equipment & Services
Other securities		73,938,008	0.4

Entertainment
Other securities		134,798,411	0.7

Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities Inc.	348,063	69,866,686	0.4
Digital Realty Trust Inc.	518,946	61,754,574	0.3
Equity Residential	905,177	68,177,932	0.4
Welltower Inc.	937,952	72,785,075	0.4
Other securities		1,382,307,021	7.4

		1,654,891,288	8.9

Food & Staples Retailing
Other securities		86,951,785	0.5

Food Products
Archer-Daniels-Midland Co.	1,407,050	60,686,067	0.3
Other securities		398,170,353	2.2

		458,856,420	2.5

Gas Utilities
Other securities		66,582,168	0.4

Health Care Equipment & Supplies
Edwards Lifesciences Corp.(a)	529,406	101,291,250	0.5
Zimmer Biomet Holdings Inc.	514,075	65,647,378	0.4
Other securities		494,492,553	2.7

		661,431,181	3.6

Health Care Providers & Services
Other securities		364,927,010	2.0

Health Care Technology
Other securities		85,021,166	0.5

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings Inc.	693,714	57,654,571	0.3
Other securities		433,346,228	2.3

		491,000,799	2.6

Household Durables
Other securities		227,198,317	1.2

Household Products
Other securities		108,759,862	0.6

Independent Power and Renewable Electricity Producers
Other securities		87,371,009	0.5

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Industrial Conglomerates
Roper Technologies Inc.	256,084	$87,573,045	0.5%
Other securities		18,130,103	0.1

		105,703,148	0.6

Insurance
Willis Towers Watson PLC	327,287	57,487,962	0.3
Other securities		612,668,760	3.3

		670,156,722	3.6

Interactive Media & Services
Twitter Inc.(a)	1,804,408	59,328,935	0.3
Other securities		76,166,606	0.4

		135,495,541	0.7

Internet & Direct Marketing Retail
Other securities		89,234,465	0.5

IT Services
Fidelity National Information Services Inc.	823,619	93,151,309	0.5
Fiserv Inc.(a)(b)	1,006,307	88,836,782	0.5
Paychex Inc.	810,868	65,031,614	0.3
Worldpay Inc., Class A(a)	754,877	85,678,539	0.5
Other securities		756,997,524	4.1

		1,089,695,768	5.9

Leisure Products
Other securities		59,646,041	0.3

Life Sciences Tools & Services
Agilent Technologies Inc.	803,468	64,582,758	0.4
IQVIA Holdings Inc.(a)(b)	436,872	62,844,037	0.3
Other securities		220,343,815	1.2

		347,770,610	1.9

Machinery
Cummins Inc.	375,425	59,268,345	0.3
Fortive Corp.	740,183	62,093,952	0.3
Ingersoll-Rand PLC	617,637	66,673,914	0.4
PACCAR Inc.	851,322	58,009,081	0.3
Other securities		512,644,133	2.8

		758,689,425	4.1

Marine
Other securities		11,028,401	0.1

Media
Other securities		289,757,765	1.6

Metals & Mining
Other securities		212,452,858	1.1

Mortgage Real Estate Investment
Other securities		116,286,202	0.6

Multi-Utilities
Consolidated Edison Inc.	785,397	66,609,520	0.4
Public Service Enterprise Group Inc.	1,271,597	75,545,578	0.4
Sempra Energy	691,098	86,981,594	0.5
WEC Energy Group Inc.	797,781	63,088,521	0.3
Other securities		220,380,389	1.2

		512,605,602	2.8

Multiline Retail
Dollar General Corp.	672,507	80,230,085	0.4
Dollar Tree Inc.(a)	593,813	62,374,117	0.3
Other securities		60,223,727	0.4

		202,827,929	1.1

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels
ONEOK Inc.	1,033,800	$72,200,592	0.4%
Williams Companies Inc. (The)	3,008,530	86,404,982	0.5
Other securities		530,641,547	2.8

		689,247,121	3.7

Paper & Forest Products
Other securities		7,995,090	0.0

Personal Products
Other securities		34,928,202	0.2

Pharmaceuticals
Other securities		128,200,802	0.7

Professional Services
Other securities		269,336,944	1.4

Real Estate Management & Development
Other securities		71,648,704	0.4

Road & Rail
Other securities		126,766,547	0.7

Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(a)(b)	2,363,853	60,325,529	0.3
Analog Devices Inc.	931,428	98,051,426	0.5
Lam Research Corp.	384,521	68,833,104	0.4
Xilinx Inc.	642,956	81,520,391	0.4
Other securities		341,151,626	1.9

		649,882,076	3.5

Software
Autodesk Inc.(a)(b)	553,717	86,280,183	0.5
Red Hat Inc.(a)	446,983	81,663,794	0.4
ServiceNow Inc.(a)	448,932	110,657,249	0.6
Workday Inc., Class A(a)(b)	365,596	70,505,189	0.4
Other securities		760,392,417	4.1

		1,109,498,832	6.0

Specialty Retail
AutoZone Inc.(a)	63,291	64,817,579	0.3
O’Reilly Automotive Inc.(a)	195,527	75,923,134	0.4
Ross Stores Inc.	922,306	85,866,689	0.5
Other securities		329,049,066	1.8

		555,656,468	3.0

Technology Hardware, Storage & Peripherals
Other securities		134,829,609	0.7

Textiles, Apparel & Luxury Goods
VF Corp.	814,904	70,823,307	0.4
Other securities		186,049,714	1.0

		256,873,021	1.4

Thrifts & Mortgage Finance
Other securities		15,614,212	0.1

Trading Companies & Distributors
Other securities		165,704,516	0.9

Transportation Infrastructure
Other securities		8,121,329	0.0

Water Utilities
Other securities		63,795,280	0.3

S C H E D U L E O F I N V E S T M E N T S	37

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets
Wireless Telecommunication Services
Other securities		$18,660,559	0.1%

Total Common Stocks (Cost: $14,097,113,730)		18,555,496,934	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	653,481,425	653,742,817	3.5
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	13,779,964	13,779,964	0.1

		667,522,781	3.6

Total Short-Term Investments (Cost: $667,283,215)		667,522,781	3.6

Total Investments In Securities (Cost: $14,764,396,945)		19,223,019,715	103.4

Other Assets, Less Liabilities		(629,483,619)	(3.4)

Net Assets		$18,593,536,096	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	672,731,047	(19,249,622)	653,481,425	$653,742,817	$3,172,684	(b)	$20,260		$240,981
BlackRock Cash Funds: Treasury, SL Agency Shares	18,616,885	(4,836,921)	13,779,964	13,779,964	614,443		—		—

				$667,522,781	$3,787,127		$20,260		$240,981

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	93	06/21/19	$13,196	$307,169
S&P MidCap 400 E-Mini	113	06/21/19	21,481	319,537

				$626,706

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$626,706

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(2,087,462)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,879,932

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$40,283,326

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$18,555,496,934	$—	$—	$18,555,496,934
Money Market Funds	667,522,781	—	—	667,522,781

	$19,223,019,715	$—	$—	$19,223,019,715

Derivative financial instruments(a)
Assets
Futures Contracts	$626,706	$—	$—	$626,706

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Summary Schedule of Investments March 31, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Harris Corp.	388,430	$62,036,155	0.6%
TransDigm Group Inc.(a)	158,780	72,084,532	0.7
Other securities		117,506,672	1.2

		251,627,359	2.5

Air Freight & Logistics
Other securities		103,905,220	1.0

Auto Components
Aptiv PLC	738,293	58,686,911	0.6
Other securities		19,033,213	0.2

		77,720,124	0.8

Automobiles
Other securities		8,496,228	0.1

Banks
Other securities		73,767,211	0.7

Beverages
Other securities		73,789,344	0.7

Biotechnology
Other securities		369,155,013	3.6

Building Products
Other securities		123,318,273	1.2

Capital Markets
Moody’s Corp.	546,145	98,901,398	1.0
T Rowe Price Group Inc.	706,924	70,777,231	0.7
Other securities		293,163,484	2.8

		462,842,113	4.5

Chemicals
Other securities		131,838,466	1.3

Commercial Services & Supplies
Cintas Corp.	280,697	56,731,671	0.6
Other securities		84,815,647	0.8

		141,547,318	1.4

Communications Equipment
Arista Networks Inc.(a)(b)	189,216	59,500,864	0.6
Other securities		46,346,631	0.4

		105,847,495	1.0

Construction & Engineering
Other securities		5,327,303	0.0

Construction Materials
Other securities		96,910,860	0.9

Consumer Finance
Other securities		78,105,068	0.8

Containers & Packaging
Other securities		121,681,281	1.2

Distributors
Other securities		26,146,608	0.2

Diversified Consumer Services
Other securities		81,941,239	0.8

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Other securities		$1,756,694	0.0%

Diversified Telecommunication Services
Other securities		21,025,883	0.2

Electrical Equipment
Rockwell Automation Inc.	394,076	69,144,575	0.7
Other securities		39,182,353	0.4

		108,326,928	1.1

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	966,902	91,314,225	0.9
Other securities		162,829,207	1.6

		254,143,432	2.5

Energy Equipment & Services
Other securities		774,146	0.0

Entertainment
Other securities		51,375,498	0.5

Equity Real Estate Investment Trusts (REITs)
SBA Communications Corp.(a)	367,129	73,300,976	0.7
Other securities		129,278,246	1.3

		202,579,222	2.0

Food & Staples Retailing
Other securities		10,263,436	0.1

Food Products
Other securities		103,430,853	1.0

Health Care Equipment & Supplies
Align Technology Inc.(a)(b)	259,670	73,831,971	0.7
Edwards Lifesciences Corp.(a)	688,265	131,685,742	1.3
IDEXX Laboratories Inc.(a)	281,286	62,895,550	0.6
Other securities		285,451,610	2.8

		553,864,873	5.4

Health Care Providers & Services
Centene Corp.(a)	1,175,372	62,412,253	0.6
Other securities		162,781,479	1.6

		225,193,732	2.2

Health Care Technology
Other securities		77,963,617	0.8

Hotels, Restaurants & Leisure
Chipotle Mexican Grill Inc.(a)	79,815	56,693,393	0.6
Hilton Worldwide Holdings Inc.	902,959	75,044,922	0.7
Other securities		233,929,218	2.3

		365,667,533	3.6

Household Durables
Other securities		105,116,181	1.0

Household Products
Clorox Co. (The)	365,882	58,709,426	0.6
Other securities		57,055,937	0.5

		115,765,363	1.1

Industrial Conglomerates
Other securities		21,131,010	0.2

Insurance
Other securities		40,499,926	0.4

Interactive Media & Services
Twitter Inc.(a)	2,345,012	77,103,994	0.8

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Interactive Media & Services (continued)
Other securities		$92,994,055	0.9%

		170,098,049	1.7

Internet & Direct Marketing Retail
Other securities		94,350,234	0.9

IT Services
Fiserv Inc.(a)(b)	1,306,585	115,345,324	1.1
FleetCor Technologies Inc.(a)	279,144	68,834,119	0.7
Global Payments Inc.	520,408	71,046,100	0.7
Paychex Inc.	1,051,784	84,353,077	0.8
Square Inc., Class A(a)(b)	958,094	71,780,402	0.7
Total System Services Inc.	589,812	56,038,038	0.5
VeriSign Inc.(a)	335,969	60,998,532	0.6
Other securities		502,688,386	5.0

		1,031,083,978	10.1

Leisure Products
Other securities		46,122,221	0.4

Life Sciences Tools & Services
Mettler-Toledo International Inc.(a)(b)	80,447	58,163,181	0.6
Waters Corp.(a)(b)	228,804	57,592,255	0.6
Other securities		66,229,291	0.6

		181,984,727	1.8

Machinery
Fortive Corp.	883,147	74,087,202	0.7
Other securities		330,921,897	3.3

		405,009,099	4.0

Media
Other securities		141,289,056	1.4

Metals & Mining
Other securities		11,866,724	0.1

Multiline Retail
Dollar General Corp.	871,323	103,948,834	1.0
Other securities		30,912,485	0.3

		134,861,319	1.3

Oil, Gas & Consumable Fuels
Other securities		148,419,402	1.4

Personal Products
Other securities		6,002,810	0.1

Pharmaceuticals
Other securities		63,158,476	0.6

Professional Services
CoStar Group Inc.(a)	117,199	54,663,958	0.5
Verisk Analytics Inc.	525,485	69,889,505	0.7
Other securities		77,997,558	0.8

		202,551,021	2.0

Real Estate Management & Development
Other securities		30,327,574	0.3

Road & Rail
Other securities		78,338,067	0.8

Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(a)	3,068,148	78,299,137	0.8
KLA-Tencor Corp.	533,730	63,732,699	0.6
Lam Research Corp.	499,719	89,454,698	0.9
Microchip Technology Inc.	763,394	63,331,166	0.6

Security	Shares	Value	% of Net Assets

Semiconductors & Semiconductor Equipment (continued)
Xilinx Inc.	834,665	$105,827,175	1.0%
Other securities		228,551,810	2.3

		629,196,685	6.2

Software
Autodesk Inc.(a)	603,670	94,063,859	0.9
Cadence Design Systems Inc.(a)	913,626	58,024,387	0.6
Palo Alto Networks Inc.(a)(b)	298,060	72,392,813	0.7
Red Hat Inc.(a)(b)	580,365	106,032,685	1.0
ServiceNow Inc.(a)(b)	582,881	143,674,338	1.4
Splunk Inc.(a)	480,004	59,808,498	0.6
Workday Inc., Class A(a)(b)	475,661	91,731,224	0.9
Other securities		662,155,939	6.5

		1,287,883,743	12.6

Specialty Retail
AutoZone Inc.(a)(b)	71,908	73,642,421	0.7
O’Reilly Automotive Inc.(a)	253,995	98,626,258	1.0
Ross Stores Inc.	1,197,086	111,448,707	1.1
Ulta Salon Cosmetics & Fragrance Inc.(a)	185,381	64,647,916	0.6
Other securities		153,961,609	1.5

		502,326,911	4.9

Technology Hardware, Storage & Peripherals
NetApp Inc.	828,617	57,456,303	0.6
Other securities		22,662,907	0.2

		80,119,210	0.8

Textiles, Apparel & Luxury Goods
VF Corp.	816,326	70,946,892	0.7
Other securities		131,216,436	1.3

		202,163,328	2.0

Trading Companies & Distributors
Fastenal Co.	941,539	60,550,373	0.6
Other securities		101,608,739	1.0

		162,159,112	1.6

Total Common Stocks (Cost: $8,032,764,381)		10,202,156,596	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	648,331,897	648,591,229	6.4
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	11,938,307	11,938,307	0.1

		660,529,536	6.5

Total Short-Term Investments (Cost: $660,322,498)		660,529,536	6.5

Total Investments In Securities (Cost: $8,693,086,879)		10,862,686,132	106.3

Other Assets, Less Liabilities		(644,821,293)	(6.3)

Net Assets		$10,217,864,839	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.

S C H E D U L E O F I N V E S T M E N T S	41

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Growth ETF

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	407,935,852	240,396,045	648,331,897	$648,591,229	$2,777,963	(b)	$28,081		$209,641
BlackRock Cash Funds: Treasury, SL Agency Shares	8,766,495	3,171,812	11,938,307	11,938,307	292,277		—		—

				$660,529,536	$3,070,240		$28,081		$209,641

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	45	06/21/19	$6,385	$122,638
S&P MidCap 400 E-Mini	40	06/21/19	7,604	79,134

				$201,772

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$201,772

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$171,234

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$684,987

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,692,174

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Growth ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,202,156,596	$—	$—	$10,202,156,596
Money Market Funds	660,529,536	—	—	660,529,536

	$10,862,686,132	$—	$—	$10,862,686,132

Derivative financial instruments(a)
Assets
Futures Contracts	$201,772	$—	$—	$201,772

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Summary Schedule of Investments March 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$141,181,114	1.3%

Airlines
United Continental Holdings Inc.(a)	645,903	51,530,141	0.5
Other securities		72,421,572	0.6

		123,951,713	1.1

Auto Components
Other securities		69,391,752	0.6

Automobiles
Other securities		16,793,208	0.2

Banks
Fifth Third Bancorp	2,021,543	50,983,314	0.4
M&T Bank Corp.	365,119	57,330,985	0.5
SunTrust Banks Inc.	1,185,731	70,254,562	0.6
Other securities		531,819,788	4.8

		710,388,649	6.3

Beverages
Other securities		27,369,090	0.2

Biotechnology
Other securities		23,379,693	0.2

Building Products
Other securities		48,284,640	0.4

Capital Markets
Other securities		221,933,563	2.0

Chemicals
Other securities		233,843,711	2.1

Commercial Services & Supplies
Other securities		67,639,915	0.6

Communications Equipment
Motorola Solutions Inc.	379,620	53,306,240	0.5
Other securities		52,919,478	0.4

		106,225,718	0.9

Construction & Engineering
Other securities		72,215,886	0.6

Construction Materials
Other securities		6,290,606	0.1

Consumer Finance
Other securities		133,960,210	1.2

Containers & Packaging
Ball Corp.(b)	881,779	51,019,733	0.4
Other securities		154,564,756	1.4

		205,584,489	1.8

Distributors
Other securities		61,970,245	0.6

Diversified Consumer Services
Other securities		30,641,749	0.3

Diversified Financial Services
Other securities		44,926,557	0.4

Security	Shares	Value	% of Net Assets

Diversified Telecommunication Services
Other securities		$30,336,235	0.3%

Electric Utilities
Edison International	838,147	51,898,062	0.5
Eversource Energy	836,170	59,326,262	0.5
FirstEnergy Corp.	1,283,722	53,415,672	0.5
PPL Corp.	1,905,944	60,494,663	0.5
Xcel Energy Inc.	1,343,530	75,519,821	0.7
Other securities		209,369,591	1.8

		510,024,071	4.5

Electrical Equipment
Other securities		89,570,836	0.8

Electronic Equipment, Instruments & Components
Corning Inc.	2,081,421	68,895,035	0.6
Other securities		142,478,146	1.3

		211,373,181	1.9

Energy Equipment & Services
Other securities		76,527,305	0.7

Entertainment
Other securities		99,097,116	0.9

Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities Inc.	364,584	73,182,946	0.7
Boston Properties Inc.	407,881	54,607,108	0.5
Digital Realty Trust Inc.	542,848	64,598,912	0.6
Equity Residential	947,776	71,386,488	0.6
Essex Property Trust Inc.	173,576	50,205,122	0.4
Realty Income Corp.	779,338	57,328,103	0.5
Ventas Inc.	940,070	59,985,867	0.5
Welltower Inc.	982,989	76,279,946	0.7
Weyerhaeuser Co.	1,979,340	52,135,816	0.5
Other securities		1,008,702,234	9.0

		1,568,412,542	14.0

Food & Staples Retailing
Kroger Co. (The)	2,095,337	51,545,290	0.4
Other securities		31,003,352	0.3

		82,548,642	0.7

Food Products
Archer-Daniels-Midland Co.	1,474,942	63,614,248	0.6
Tyson Foods Inc., Class A	767,986	53,321,268	0.5
Other securities		279,285,287	2.4

		396,220,803	3.5

Gas Utilities
Other securities		69,335,997	0.6

Health Care Equipment & Supplies
Zimmer Biomet Holdings Inc.	537,766	68,672,718	0.6
Other securities		177,163,645	1.6

		245,836,363	2.2

Health Care Providers & Services
Other securities		199,971,421	1.8

Health Care Technology
Other securities		25,775,279	0.2

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	439,645	50,392,110	0.4
Other securities		168,296,226	1.6

		218,688,336	2.0

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Durables
Other securities		$152,665,218	1.4%

Household Products
Other securities		20,440,277	0.2

Independent Power and Renewable Electricity Producers
Other securities		91,044,712	0.8

Industrial Conglomerates
Roper Technologies Inc.	217,766	74,469,439	0.6
Other securities		18,771,405	0.2

		93,240,844	0.8

Insurance
Willis Towers Watson PLC	342,591	60,176,109	0.5
Other securities		606,601,301	5.4

		666,777,410	5.9

Interactive Media & Services
Other securities		4,310,402	0.0

Internet & Direct Marketing Retail
Other securities		17,489,263	0.2

IT Services
Fidelity National Information Services Inc.	788,322	89,159,218	0.8
Worldpay Inc., Class A(a)	720,096	81,730,896	0.7
Other securities		138,996,606	1.3

		309,886,720	2.8

Leisure Products
Other securities		25,118,702	0.2

Life Sciences Tools & Services
Agilent Technologies Inc.	841,645	67,651,425	0.6
IQVIA Holdings Inc.(a)(b)	457,924	65,872,367	0.6
Other securities		83,428,924	0.7

		216,952,716	1.9

Machinery
PACCAR Inc.	893,135	60,858,219	0.5
Parker-Hannifin Corp.	279,335	47,939,473	0.4
Stanley Black & Decker Inc.	398,720	54,293,702	0.5
Other securities		303,981,891	2.8

		467,073,285	4.2

Marine
Other securities		11,636,492	0.1

Media
Other securities		190,005,665	1.7

Metals & Mining
Freeport-McMoRan Inc.	3,821,656	49,261,146	0.4
Newmont Mining Corp.	1,407,558	50,348,350	0.5
Nucor Corp.	806,798	47,076,663	0.4
Other securities		65,898,401	0.6

		212,584,560	1.9

Mortgage Real Estate Investment
Other securities		122,048,404	1.1

Multi-Utilities
Ameren Corp.	642,118	47,227,779	0.4
Consolidated Edison Inc.	822,410	69,748,592	0.6
DTE Energy Co.	477,603	59,576,198	0.5
Public Service Enterprise Group Inc.	1,332,449	79,160,795	0.7
Sempra Energy	722,931	90,988,096	0.8

Security	Shares	Value	% of Net Assets

Multi-Utilities (continued)
WEC Energy Group Inc.	833,462	$65,910,175	0.6%
Other securities		122,946,230	1.2

		535,557,865	4.8

Multiline Retail
Dollar Tree Inc.(a)	514,423	54,034,992	0.5
Other securities		49,176,036	0.4

		103,211,028	0.9

Oil, Gas & Consumable Fuels
Concho Resources Inc.(b)	446,748	49,571,158	0.4
Williams Companies Inc. (The)	3,148,640	90,428,941	0.8
Other securities		461,215,977	4.2

		601,216,076	5.4

Paper & Forest Products
Other securities		8,222,437	0.1

Personal Products
Other securities		31,250,601	0.3

Pharmaceuticals
Other securities		83,206,951	0.7

Professional Services
IHS Markit Ltd.(a)(b)	1,022,085	55,580,982	0.5
Other securities		62,748,323	0.6

		118,329,305	1.1

Real Estate Management & Development
Other securities		50,258,342	0.4

Road & Rail
Other securities		69,458,675	0.6

Semiconductors & Semiconductor Equipment
Analog Devices Inc.	821,306	86,458,883	0.8
Other securities		87,014,066	0.7

		173,472,949	1.5

Software
Other securities		121,814,387	1.1

Specialty Retail
Other securities		176,568,306	1.6

Technology Hardware, Storage & Peripherals
Other securities		76,645,650	0.7

Textiles, Apparel & Luxury Goods
Other securities		104,692,812	0.9

Thrifts & Mortgage Finance
Other securities		16,202,890	0.1

Trading Companies & Distributors
Other securities		42,971,705	0.4

Transportation Infrastructure
Other securities		8,667,948	0.1

Water Utilities
American Water Works Co. Inc.	476,984	49,730,352	0.4
Other securities		17,153,365	0.2

		66,883,717	0.6

S C H E D U L E O F I N V E S T M E N T S	45

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$19,217,606	0.2%

Total Common Stocks (Cost: $10,238,407,992)		11,178,814,555	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	19,772,537	219,860,446	2.0
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	16,938,186	16,938,186	0.1

		236,798,632	2.1

Total Short-Term Investments (Cost: $236,730,757)		236,798,632	2.1

Total Investments In Securities (Cost: $10,475,138,749)		11,415,613,187	101.8

Other Assets, Less Liabilities		(197,606,175)	(1.8)

Net Assets		$11,218,007,012	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	03/31/19	03/31/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	327,446,348	(107,673,811)	219,772,537	$219,860,446	$1,299,532	(b)	$43,660		$78,165
BlackRock Cash Funds: Treasury, SL Agency Shares	12,615,482	4,322,704	16,938,186	16,938,186	379,687		—		—

				$236,798,632	$1,679,219		$43,660		$78,165

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	88	06/21/19	$12,486	$237,096
S&P MidCap 400 E-Mini	129	06/21/19	24,523	375,792

				$612,888

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$612,888

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(424,401)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,304,965

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$32,985,202

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,178,814,555	$—	$—	$11,178,814,555
Money Market Funds	236,798,632	—	—	236,798,632

	$11,415,613,187	$—	$—	$11,415,613,187

Derivative financial instruments(a)
Assets
Futures Contracts	$612,888	$—	$—	$612,888

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Statements of Assets and Liabilities

March 31, 2019

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF	iShares Russell 2500 ETF	iShares Russell 3000 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$878,960,967	$10,975,631	$19,811,747	$9,349,394,861
Affiliated(c)	165,824,350	22,418	15,831,931	228,638,895
Cash	12,059	—	—	44,847
Cash pledged:
Futures contracts	106,710	—	—	752,459
Receivables:
Investments sold	4,444,077	—	—	8,524,409
Securities lending income — Affiliated	342,971	—	2,535	327,089
Variation margin on futures contracts	4,813	—	—	86,821
Capital shares sold	—	—	—	242
Dividends	949,185	12,864	26,677	9,112,718

Total assets	1,050,645,132	11,010,913	35,672,890	9,596,882,341

LIABILITIES
Collateral on securities loaned, at value	164,648,650	—	368,951	184,355,271
Payables:
Investments purchased	3,157,308	—	—	29,024,680
Capital shares redeemed	42,320	—	—	2,819,155
Investment advisory fees	461,936	1,397	1,938	1,638,484

Total liabilities	168,310,214	1,397	370,889	217,837,590

NET ASSETS	$882,334,918	$11,009,516	$35,302,001	$9,379,044,751

NET ASSETS CONSIST OF:
Paid-in capital	$1,045,516,058	$10,905,879	$33,618,951	$7,641,072,249
Accumulated earnings (loss)	(163,181,140)	103,637	1,683,050	1,737,972,502

NET ASSETS	$882,334,918	$11,009,516	$35,302,001	$9,379,044,751

Shares outstanding	9,500,000	400,000	800,000	56,250,000

Net asset value	$92.88	$27.52	$44.13	$166.74

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$160,046,563	$—	$362,494	$181,208,500
(b) Investments, at cost — Unaffiliated	$934,639,612	$10,740,946	$18,571,107	$7,483,264,483
(c) Investments, at cost — Affiliated	$165,764,698	$22,418	$15,244,514	$225,646,197

See notes to financial statements.

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

March 31, 2019

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$18,555,496,934		$10,202,156,596	$11,178,814,555
Affiliated(c)	667,522,781		660,529,536	236,798,632
Cash	480,838		651,564	157,317
Cash pledged:
Futures contracts	1,649,420		664,990	1,762,590
Receivables:
Investments sold	—		1,210	3,376
Securities lending income — Affiliated	264,370		220,494	114,439
Variation margin on futures contracts	145,937		61,800	151,320
Capital shares sold	—		25,494	—
Dividends	25,130,235		4,044,986	23,031,323

Total assets	19,250,690,515		10,868,356,670	11,440,833,552

LIABILITIES
Collateral on securities loaned, at value	653,562,690		648,404,674	219,793,326
Payables:
Investments purchased	558,423		—	619,582
Capital shares redeemed	—		18,206	118,579
Investment advisory fees	3,033,306		2,068,951	2,295,053

Total liabilities	657,154,419		650,491,831	222,826,540

NET ASSETS	$18,593,536,096		$10,217,864,839	$11,218,007,012

NET ASSETS CONSIST OF:
Paid-in capital	$14,747,667,139		$8,336,742,079	$10,764,815,353
Accumulated earnings	3,845,868,957		1,881,122,760	453,191,659

NET ASSETS	$18,593,536,096		$10,217,864,839	$11,218,007,012

Shares outstanding	344,800,000	(d)	75,350,000	129,150,000

Net asset value	$53.93	(d)	$135.61	$86.86

Shares authorized	Unlimited		Unlimited	Unlimited

Par value	None		None	None

(a) Securities loaned, at value	$644,158,728		$641,376,376	$216,870,985
(b) Investments, at cost — Unaffiliated	$14,097,113,730		$8,032,764,381	$10,238,407,992
(c) Investments, at cost — Affiliated	$667,283,215		$660,322,498	$236,730,757
(d) Shares outstanding and net asset value per share reflect a four-for-one stock split effective after the close of trading on October 25, 2018.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations

Year Ended March 31, 2019

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF	iShares Russell 2500 ETF	iShares Russell 3000 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$9,759,736	$231,327	$176,354	$167,118,364
Dividends — Affiliated	31,244	2,487	108,203	1,434,023
Interest — Unaffiliated	1,309	—	—	15,989
Securities lending income — Affiliated — net	4,989,655	—	8,841	1,828,909
Foreign taxes withheld	(9,201)	—	(100)	(20,474)

Total investment income	14,772,743	233,814	293,298	170,376,811

EXPENSES
Investment advisory fees	5,879,853	15,037	28,355	17,791,366

Total expenses	5,879,853	15,037	28,355	17,791,366

Less:
Investment advisory fees waived	—	—	(16,257)	—

Total expenses after fees waived	5,879,853	15,037	12,098	17,791,366

Net investment income	8,892,890	218,777	281,200	152,585,445

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(60,403,230)	(110,127)	80,545	(22,210,538)
Investments — Affiliated	772	(198)	(39,326)	(220,934)
In-kind redemptions — Unaffiliated	136,155,598	288,438	674,417	1,307,882,589
In-kind redemptions — Affiliated	—	1,072	360,808	5,661,478
Futures contracts	(251,136)	—	—	(314,611)
Foreign currency transactions	(983)	—	—	(68)

Net realized gain	75,501,021	179,185	1,076,444	1,290,797,916

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(115,013,443)	334,465	999,012	(566,474,332)
Investments — Affiliated	61,072	(6,061)	430,852	(16,914,363)
Futures contracts	43,986	—	—	1,143,515

Net change in unrealized appreciation (depreciation)	(114,908,385)	328,404	1,429,864	(582,245,180)

Net realized and unrealized gain (loss)	(39,407,364)	507,589	2,506,308	708,552,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,514,474)	$726,366	$2,787,508	$861,138,181

See notes to financial statements.

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended March 31, 2019

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$302,848,240	$98,750,941	$219,812,744
Dividends — Affiliated	614,443	292,277	379,687
Non-cash dividends — Unaffiliated	—	—	15,057,156
Interest — Unaffiliated	24,597	10,219	16,810
Securities lending income — Affiliated — net	3,172,684	2,777,963	1,299,532
Foreign taxes withheld	(43,777)	(1,414)	(45,150)

Total investment income	306,616,187	101,829,986	236,520,779

EXPENSES
Investment advisory fees	34,171,037	22,011,635	26,404,854

Total expenses	34,171,037	22,011,635	26,404,854

Net investment income	272,445,150	79,818,351	210,115,925

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(155,732,182)	(120,958,090)	(286,758,639)
Investments — Affiliated	20,260	28,081	43,660
In-kind redemptions — Unaffiliated	600,822,340	860,584,416	755,031,317
Futures contracts	(2,087,462)	171,234	(424,401)

Net realized gain	443,022,956	739,825,641	467,891,937

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	430,284,051	190,742,677	(387,053,445)
Investments — Affiliated	240,981	209,641	78,165
Futures contracts	1,879,932	684,987	1,304,965

Net change in unrealized appreciation (depreciation)	432,404,964	191,637,305	(385,670,315)

Net realized and unrealized gain	875,427,920	931,462,946	82,221,622

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,147,873,070	$1,011,281,297	$292,337,547

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Changes in Net Assets

	iShares Micro-Cap ETF		iShares Russell 1000 Pure U.S. Revenue ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Period From 08/08/17 to 03/31/18 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,892,890	$7,406,288	$218,777	$76,889
Net realized gain (loss)	75,501,021	79,983,593	179,185	(20,498)
Net change in unrealized appreciation (depreciation)	(114,908,385)	18,319,392	328,404	(93,719)

Net increase (decrease) in net assets resulting from operations	(30,514,474)	105,709,273	726,366	(37,328)

DISTRIBUTIONS TO SHAREHOLDERS(b)(c)
Decrease in net assets resulting from distributions to shareholders	(8,817,492)	(9,668,187)	(241,568)	(74,478)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	42,291,916	(69,200,935)	1,389,350	9,247,174

NET ASSETS(c)
Total increase in net assets	2,959,950	26,840,151	1,874,148	9,135,368
Beginning of period	879,374,968	852,534,817	9,135,368	—

End of period	$882,334,918	$879,374,968	$11,009,516	$9,135,368

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Russell 2500 ETF		iShares Russell 3000 ETF
	Year Ended 03/31/19	Period From 07/06/17 to 03/31/18 (a)	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$281,200	$45,293	$152,585,445	$134,299,443
Net realized gain (loss)	1,076,444	(9,070)	1,290,797,916	265,057,051
Net change in unrealized appreciation (depreciation)	1,429,864	398,193	(582,245,180)	619,486,519

Net increase in net assets resulting from operations	2,787,508	434,416	861,138,181	1,018,843,013

DISTRIBUTIONS TO SHAREHOLDERS(b)(c)
From net investment income and net realized gain	(470,543)	(45,201)	(158,641,466)	(135,962,722)
Return of capital	—	(567)	—	—

Decrease in net assets resulting from distributions to shareholders	(470,543)	(45,768)	(158,641,466)	(135,962,722)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	26,499,514	6,096,874	494,421,549	(80,065,706)

NET ASSETS(c)
Total increase in net assets	28,816,479	6,485,522	1,196,918,264	802,814,585
Beginning of period	6,485,522	—	8,182,126,487	7,379,311,902

End of period	$35,302,001	$6,485,522	$9,379,044,751	$8,182,126,487

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets  (continued)

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$272,445,150	$247,711,425	$79,818,351	$66,735,100
Net realized gain	443,022,956	756,728,378	739,825,641	694,088,309
Net change in unrealized appreciation (depreciation)	432,404,964	807,594,657	191,637,305	643,886,865

Net increase in net assets resulting from operations	1,147,873,070	1,812,034,460	1,011,281,297	1,404,710,274

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(314,222,303)	(261,767,708)	(80,734,366)	(69,516,250)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	771,851,005	(30,898,012)	725,664,212	(13,660,520)

NET ASSETS(b)
Total increase in net assets	1,605,501,772	1,519,368,740	1,656,211,143	1,321,533,504
Beginning of year	16,988,034,324	15,468,665,584	8,561,653,696	7,240,120,192

End of year	$18,593,536,096	$16,988,034,324	$10,217,864,839	$8,561,653,696

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Russell Mid-Cap Value ETF
	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$210,115,925	$201,099,937
Net realized gain	467,891,937	380,580,018
Net change in unrealized appreciation (depreciation)	(385,670,315)	37,476,679

Net increase in net assets resulting from operations	292,337,547	619,156,634

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(247,588,982)	(210,505,321)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	639,966,655	569,337,104

NET ASSETS(b)
Total increase in net assets	684,715,220	977,988,417
Beginning of year	10,533,291,792	9,555,303,375

End of year	$11,218,007,012	$10,533,291,792

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Financial Highlights

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$96.11	$85.68	$68.00	$79.25	$77.27

Net investment income(a)	0.89	0.79	0.85	0.96	0.88
Net realized and unrealized gain (loss)(b)	(3.24)	10.68	17.82	(11.18)	2.05

Net increase (decrease) from investment operations	(2.35)	11.47	18.67	(10.22)	2.93

Distributions(c)
From net investment income	(0.88)	(1.04)	(0.99)	(1.03)	(0.95)

Total distributions	(0.88)	(1.04)	(0.99)	(1.03)	(0.95)

Net asset value, end of year	$92.88	$96.11	$85.68	$68.00	$79.25

Total Return
Based on net asset value	(2.48)%	13.43%	27.60%	(12.98)%	3.87%

Ratios to Average Net Assets
Total expenses	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	0.91%	0.86%	1.09%	1.29%	1.19%

Supplemental Data
Net assets, end of year (000)	$882,335	$879,375	$852,535	$693,633	$935,138

Portfolio turnover rate(d)	25%	22%	21%	25%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

iShares Russell 1000 Pure U.S. Revenue ETF

	Year Ended 03/31/19	Period From 08/08/17 to 03/31/18	(a)

Net asset value, beginning of period	$26.10	$24.97

Net investment income(b)	0.59	0.36
Net realized and unrealized gain(c)	1.48	1.03

Net increase from investment operations	2.07	1.39

Distributions(d)
From net investment income	(0.65)	(0.26)

Total distributions	(0.65)	(0.26)

Net asset value, end of period	$27.52	$26.10

Total Return
Based on net asset value	8.00%	5.59	%(e)

Ratios to Average Net Assets
Total expenses	0.15%	0.15	%(f)

Net investment income	2.18%	2.09	%(f)

Supplemental Data
Net assets, end of period (000)	$11,010	$9,135

Portfolio turnover rate(g)	12%	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 2500 ETF

	Year Ended 03/31/19	Period From 07/06/17 to 03/31/18	(a)

Net asset value, beginning of period	$43.24	$39.34

Net investment income(b)	0.65	0.42
Net realized and unrealized gain(c)	1.22	3.88

Net increase from investment operations	1.87	4.30

Distributions(d)
From net investment income	(0.62)	(0.40)
From net realized gain	(0.36)	—
Return of capital	—	(0.00	)(e)

Total distributions	(0.98)	(0.40)

Net asset value, end of period	$44.13	$43.24

Total Return
Based on net asset value	4.49%	10.96	%(f)

Ratios to Average Net Assets
Total expenses	0.15%	0.15	%(g)

Total expenses after fees waived	0.06%	0.07	%(g)

Net investment income	1.49%	1.37	%(g)

Supplemental Data
Net assets, end of period (000)	$35,302	$6,486

Portfolio turnover rate(h)	12%	5	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the changeinaggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$156.30	$139.89	$120.86	$123.93	$112.36

Net investment income(a)	2.78	2.53	2.34	2.23	2.06
Net realized and unrealized gain (loss)(b)	10.52	16.45	19.07	(2.84)	11.56

Net increase (decrease) from investment operations	13.30	18.98	21.41	(0.61)	13.62

Distributions(c)
From net investment income	(2.86)	(2.57)	(2.38)	(2.46)	(2.05)

Total distributions	(2.86)	(2.57)	(2.38)	(2.46)	(2.05)

Net asset value, end of year	$166.74	$156.30	$139.89	$120.86	$123.93

Total Return
Based on net asset value	8.59%	13.64%	17.87%	(0.47)%	12.18%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.72%	1.68%	1.81%	1.85%	1.74%

Supplemental Data
Net assets, end of year (000)	$9,379,045	$8,182,126	$7,379,312	$6,012,841	$6,400,926

Portfolio turnover rate(d)	5%	4%	4%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF

	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of year	$51.61	$46.82	$40.76	$43.27	$38.68

Net investment income(b)	0.81	0.76	0.68	0.65	0.57
Net realized and unrealized gain (loss)(c)	2.44	4.84	6.12	(2.46)	4.63

Net increase (decrease) from investment operations	3.25	5.60	6.80	(1.81)	5.20

Distributions(d)
From net investment income	(0.93)	(0.81)	(0.74)	(0.70)	(0.61)

Total distributions	(0.93)	(0.81)	(0.74)	(0.70)	(0.61)

Net asset value, end of year	$53.93	$51.61	$46.82	$40.76	$43.27

Total Return
Based on net asset value	6.38%	12.02%	16.79%	(4.18)%	13.51%

Ratios to Average Net Assets
Total expenses	0.19%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.55%	1.53%	1.56%	1.58%	1.39%

Supplemental Data
Net assets, end of year (000)	$18,593,536	$16,988,034	$15,468,666	$12,171,212	$12,625,202

Portfolio turnover rate(e)	11%	10%	11%	11%	10%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on October 25, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$122.92	$103.80	$92.16	$97.98	$85.83

Net investment income(a)	1.12	0.96	0.91	0.96	0.86
Net realized and unrealized gain (loss)(b)	12.69	19.16	11.78	(5.78)	12.23

Net increase (decrease)from investment operations	13.81	20.12	12.69	(4.82)	13.09

Distributions(c)
From net investment income	(1.12)	(1.00)	(1.05)	(1.00)	(0.94)

Total distributions	(1.12)	(1.00)	(1.05)	(1.00)	(0.94)

Net asset value, end of year	$135.61	$122.92	$103.80	$92.16	$97.98

Total Return
Based on net asset value	11.28%	19.46%	13.85%	(4.91)%	15.33%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%	0.25%	0.25%	0.25%

Net investment income	0.88%	0.84%	0.94%	1.03%	0.95%

Supplemental Data
Net assets, end of year (000)	$10,217,865	$8,561,654	$7,240,120	$6,059,739	$6,442,307

Portfolio turnover rate(d)	20%	24%	27%	22%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of year	$86.44	$83.02	$70.95	$75.23	$68.74

Net investment income(a)	1.67	1.69	1.45	1.55	1.28
Net realized and unrealized gain (loss)(b)	0.70	3.48	12.18	(4.16)	6.57

Net increase (decrease) from investment operations	2.37	5.17	13.73	(2.71)	7.85

Distributions(c)
From net investment income	(1.95)	(1.75)	(1.66)	(1.57)	(1.36)

Total distributions	(1.95)	(1.75)	(1.66)	(1.57)	(1.36)

Net asset value, end of year	$86.86	$86.44	$83.02	$70.95	$75.23

Total Return
Based on net asset value	2.78%	6.28%	19.51%	(3.56)%	11.48%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%	0.25%	0.25%	0.25%

Net investment income	1.93%	1.98%	2.00%	2.05%	1.77%

Supplemental Data
Net assets, end of year (000)	$11,218,007	$10,533,292	$9,555,303	$6,850,265	$7,281,905

Portfolio turnover rate(d)	25%	20%	21%	25%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Micro-Cap	Diversified
Russell 1000 Pure U.S. Revenue	Non-diversified
Russell 2500	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Micro-Cap
Barclays Bank PLC	$5,422,280	$5,422,280		$—	$—
Barclays Capital Inc.	2,804,558	2,804,558		—	—
BNP Paribas Prime Brokerage International Ltd.	4,557,892	4,040,027		—	(517,865	)(b)
BNP Paribas Securities Corp.	1,080,616	1,080,616		—	—
Citigroup Global Markets Inc.	11,133,269	11,133,269		—	—
Credit Suisse Securities (USA) LLC	7,392,270	6,712,011		—	(680,259	)(b)
Deutsche Bank Securities Inc.	8,948,629	8,948,629		—	—
Goldman Sachs & Co.	14,122,581	14,122,581		—	—
HSBC Bank PLC	725,255	725,255		—	—
ING Financial Markets LLC	1,554	1,554		—	—
Jefferies LLC	211,129	211,129		—	—
JPMorgan Securities LLC	30,429,111	30,429,111		—	—
Merrill Lynch, Pierce, Fenner & Smith	18,684,369	18,684,369		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	31,502,895	31,502,895		—	—
National Financial Services LLC	5,985,416	5,985,416		—	—
Nomura Securities International Inc.	106,485	106,485		—	—
RBC Capital Markets LLC	466,562	466,562		—	—
Scotia Capital (USA) Inc.	302,768	302,768		—	—
SG Americas Securities LLC	978,064	978,064		—	—
State Street Bank & Trust Company	3,382,274	3,382,274		—	—
TD Prime Services LLC	94	94		—	—
UBS AG	1,476,786	1,476,786		—	—
UBS Securities LLC	1,457,480	1,424,673		—	(32,807	)(b)
Virtu Americas LLC	35,274	35,274		—	—
Wells Fargo Securities LLC	8,838,952	8,838,952		—	—

	$160,046,563	$158,815,632		$—	$(1,230,931)

Russell 2500
Citigroup Global Markets Inc	$6,770	$6,770		$—	$—
Credit Suisse Securities (USA) LLC	13,988	13,988		—	—
HSBC Bank PLC	65,618	65,618		—	—
JPMorgan Securities LLC	72,708	72,708		—	—
Merrill Lynch, Pierce, Fenner &Smith	152,630	152,630		—	—
UBS AG	50,780	50,780		—	—

	$362,494	$362,494		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell 3000
Barclays Bank PLC	$415,632	$415,632		$—	$—
Barclays Capital Inc.	449,217	449,217		—	—
BMO Capital Markets	6,256	6,256		—	—
BNP Paribas Prime Brokerage International Ltd.	6,817,439	6,817,439		—	—
BNP Paribas Securities Corp.	17,053	17,053		—	—
Citigroup Global Markets Inc.	15,156,711	15,156,711		—	—
Credit Suisse Securities (USA) LLC	2,105,405	2,105,405		—	—
Deutsche Bank Securities Inc.	1,330,180	1,330,180		—	—
Goldman Sachs &Co.	20,256,019	20,256,019		—	—
HSBC Bank PLC	8,869,715	8,869,715		—	—
ING Financial Markets LLC	23,511	23,484		—	(27	)(b)
Jefferies LLC	163,071	163,071		—	—
JPMorgan Securities LLC	83,381,935	83,381,935		—	—
Merrill Lynch, Pierce, Fenner & Smith	5,775,873	5,775,873		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	23,812,456	23,812,456		—	—
National Financial Services LLC	2,045,661	2,045,661		—	—
RBC Capital Markets LLC	603,879	603,879		—	—
Scotia Capital (USA) Inc.	619,437	619,437		—	—
SG Americas Securities LLC	89,815	89,815		—	—
State Street Bank & Trust Company	1,704,447	1,704,447		—	—
TD Prime Services LLC	389,003	389,003		—	—
UBS AG	4,355,495	4,355,495		—	—
UBS Securities LLC	804,501	804,501		—	—
Wells Fargo Securities LLC	2,015,789	2,015,789		—	—

	$181,208,500	$181,208,473		$—	$(27)

Russell Mid-Cap
Barclays Bank PLC	$12,258,528	$12,258,528		$—	$—
Barclays Capital Inc.	978,056	978,056		—	—
BNP Paribas Prime Brokerage International Ltd.	87,275,364	87,275,364		—	—
BNP Paribas Securities Corp.	1,104,681	1,104,681		—	—
Citigroup Global Markets Inc.	56,121,199	56,121,199		—	—
Credit Suisse Securities (USA) LLC	28,264,265	28,264,265		—	—
Deutsche Bank Securities Inc.	1,002,382	1,002,382		—	—
Goldman Sachs &Co.	58,483,926	58,483,926		—	—
HSBC Bank PLC	15,711,863	15,711,863		—	—
Jefferies LLC	77,783	77,783		—	—
JPMorgan Securities LLC	123,643,735	123,643,735		—	—
Merrill Lynch, Pierce, Fenner &Smith	53,271,564	53,271,564		—	—
Mizuho Securities USA Inc.	82,960	82,960		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	62,129,326	62,129,326		—	—
National Financial Services LLC	45,193	45,193		—	—
State Street Bank & Trust Company	8,902,089	8,902,089		—	—
TD Prime Services LLC	11,286,097	11,286,097		—	—
UBS AG	107,894,009	107,894,009		—	—
UBS Securities LLC	10,940,107	10,940,107		—	—
Virtu Americas LLC	1,376,383	1,376,383		—	—
Wells Fargo Securities LLC	3,309,218	3,309,218		—	—

	$644,158,728	$644,158,728		$—	$—

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell Mid-Cap Growth
Barclays Bank PLC	$3,690,870	$3,690,870		$—	$—
Barclays Capital Inc.	1,524,678	1,524,678		—	—
BNP Paribas Prime Brokerage International Ltd.	93,915,615	93,915,615		—	—
Citigroup Global Markets Inc.	18,892,255	18,892,255		—	—
Credit Suisse Securities (USA) LLC	2,492,610	2,492,610		—	—
Deutsche Bank Securities Inc.	592,612	589,870		—	(2,742	)(b)
Goldman Sachs & Co.	82,479,586	82,479,586		—	—
HSBC Bank PLC	20,840,332	20,840,332		—	—
JPMorgan Securities LLC	231,481,872	231,481,872		—	—
Merrill Lynch, Pierce, Fenner & Smith	53,500,138	53,500,138		—	—
Mizuho Securities USA Inc.	133,126	133,126		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	33,236,936	33,163,389		—	(73,547	)(b)
RBC Capital Markets LLC	26,437,164	26,437,164		—	—
SG Americas Securities LLC	1,952	1,951		—	(1	)(b)
State Street Bank & Trust Company	8,916,579	8,497,344		—	(419,235	)(b)
UBS AG	14,347,698	14,347,698		—	—
UBS Securities LLC	16,266,486	16,266,486		—	—
Virtu Americas LLC	2,528,699	2,528,699		—	—
Wells Fargo Bank, National Association	28,824,320	28,824,320		—	—
Wells Fargo Securities LLC	1,272,848	1,272,848		—	—

	$641,376,376	$640,880,851		$—	$(495,525)

Russell Mid-Cap Value
Barclays Bank PLC	$7,405,271	$7,405,271		$—	$—
Barclays Capital Inc.	186,829	186,829		—	—
BMO Capital Markets	3,657,253	3,657,253		—	—
BNP Paribas Prime Brokerage International Ltd.	14,887,384	14,887,384		—	—
Citigroup Global Markets Inc.	14,384,636	14,384,636		—	—
Credit Suisse Securities (USA) LLC	13,166,358	13,166,358		—	—
Goldman Sachs & Co.	39,434,079	39,434,079		—	—
HSBC Bank PLC	6,017,429	6,017,429		—	—
JPMorgan Securities LLC	30,743,776	30,743,776		—	—
Merrill Lynch, Pierce, Fenner & Smith	15,397,308	15,397,308		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	57,506,643	57,506,643		—	—
National Financial Services LLC	216,160	216,160		—	—
State Street Bank & Trust Company	406,377	406,377		—	—
UBS AG	3,014,049	3,014,049		—	—
UBS Securities LLC	5,023,625	5,023,625		—	—
Virtu Americas LLC	54,984	54,984		—	—
Wells Fargo Securities LLC	5,368,824	5,368,824		—	—

	$216,870,985	$216,870,985		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements   (continued)

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Micro-Cap	0.60%
Russell 1000 Pure U.S. Revenue	0.15
Russell 2500	0.15
Russell 3000	0.20

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place)from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”).For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund would have retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees) and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Micro-Cap	$1,881,590
Russell 2500	3,882
Russell 3000	748,068
Russell Mid-Cap	1,407,152
Russell Mid-Cap Growth	1,199,165
Russell Mid-Cap Value	517,154

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$34,045,397	$104,357,194
Russell 3000	61,529,678	47,413,485
Russell Mid-Cap	740,317,449	549,545,780
Russell Mid-Cap Growth	960,790,332	1,100,237,307
Russell Mid-Cap Value	1,168,414,148	726,839,648

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements  (continued)

7.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$248,586,514	$244,982,857
Russell 1000 Pure U.S. Revenue	1,364,951	1,242,440
Russell 2500	2,269,816	2,305,903
Russell 3000	502,645,516	422,113,382
Russell Mid-Cap	2,052,031,319	1,932,978,486
Russell Mid-Cap Growth	1,909,142,022	1,846,379,263
Russell Mid-Cap Value	2,808,967,950	2,730,675,359

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Micro-Cap	$382,148,161	$340,477,483
Russell 1000 Pure U.S. Revenue	2,826,283	1,440,835
Russell 2500	32,861,781	6,533,362
Russell 3000	2,982,111,576	2,498,950,497
Russell Mid-Cap	2,014,981,895	1,247,188,689
Russell Mid-Cap Growth	3,362,866,133	2,645,958,102
Russell Mid-Cap Value	2,833,956,850	2,199,172,747

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to the expiration of capital loss carryforwards, distributions paid in excess of taxable income, realized gains (losses) from in-kind redemptions and the characterization of corporate actions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Micro-Cap	$100,357,934	$(100,357,934)
Russell 1000 Pure U.S. Revenue	269,355	(269,355)
Russell 2500	1,023,130	(1,023,130)
Russell 3000	1,245,321,269	(1,245,321,269)
Russell Mid-Cap	518,315,437	(518,315,437)
Russell Mid-Cap Growth	707,213,912	(707,213,912)
Russell Mid-Cap Value	667,805,351	(667,805,351)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18

Micro-Cap
Ordinary income	$8,817,492	$9,668,187

Russell 1000 Pure U.S. Revenue
Ordinary income	$241,568	$74,478

Russell 2500
Ordinary income	$464,966	$45,201
Long-term capital gains	5,577	—
Return of capital	—	567

	$470,543	$45,768

70	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18

Russell 3000
Ordinary income	$158,641,466	$135,962,722

Russell Mid-Cap
Ordinary income	$314,222,303	$261,767,708

Russell Mid-Cap Growth
Ordinary income	$80,734,366	$69,516,250

Russell Mid-Cap Value
Ordinary income	$247,588,982	$210,505,321

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Qualified Late-Year Losses	(c)	Total
Micro-Cap	$—	$(68,071,091)	$(95,110,049)		$—		$ (163,181,140)
Russell 1000 Pure U.S. Revenue	—	(59,075)	162,712		—		103,637
Russell 2500	—	—	1,739,210		(56,160)		1,683,050
Russell 3000	15,746,855	(13,580,244)	1,735,805,891		—		1,737,972,502
Russell Mid-Cap	—	(197,898,153)	4,043,767,110		—		3,845,868,957
Russell Mid-Cap Growth	—	(205,704,348)	2,086,827,108		—		1,881,122,760
Russell Mid-Cap Value	—	(133,225,431)	586,417,090		—		453,191,659

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended March 31, 2019, the iShares Russell 2500 ETF utilized $8,257 of its capital loss carryforwards.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Micro-Cap	$1,139,895,366	$138,022,243	$(233,132,292)	$(95,110,049)
Russell 1000 Pure U.S. Revenue	10,835,337	831,774	(669,062)	162,712
Russell 2500	33,904,468	2,337,647	(598,437)	1,739,210
Russell 3000	7,842,227,865	2,306,774,742	(570,968,851)	1,735,805,891
Russell Mid-Cap	15,179,252,605	5,292,821,812	(1,249,054,702)	4,043,767,110
Russell Mid-Cap Growth	8,775,859,024	2,458,853,233	(372,026,125)	2,086,827,108
Russell Mid-Cap Value	10,829,196,097	1,727,620,692	(1,141,203,602)	586,417,090

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements  (continued)

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/19			Year Ended 03/31/18

iShares ETF	Shares		Amount	Shares		Amount

Micro-Cap
Shares sold	3,800,000		$388,562,080	1,550,000		$141,056,129
Shares redeemed	(3,450,000)		(346,270,164)	(2,350,000)		(210,257,064)

Net increase(decrease)	350,000		$42,291,916	(800,000)		$(69,200,935)

Russell 1000 Pure U.S. Revenue
Shares sold	100,000		$2,838,097	350,000		$9,247,174
Shares redeemed	(50,000)		(1,448,747)	—		—

Net increase	50,000		$1,389,350	350,000		$9,247,174

Russell 2500
Shares sold	800,000		$33,077,041	150,000		$6,096,874
Shares redeemed	(150,000)		(6,577,527)	—		—

Net increase	650,000		$26,499,514	150,000		$6,096,874

Russell 3000
Shares sold	19,350,000		$3,020,564,926	2,750,000		$413,564,492
Shares redeemed	(15,450,000)		(2,526,143,377)	(3,150,000)		(493,630,198)

Net increase(decrease)	3,900,000		$494,421,549	(400,000)		$(80,065,706)

Russell Mid-Cap
Shares sold	39,450,000	(a)	$2,030,090,653	37,200,000	(a)	$1,832,810,982
Shares redeemed	(23,850,000	)(a)	(1,258,239,648)	(38,400,000	)(a)	(1,863,708,994)

Net increase(decrease)	15,600,000		$771,851,005	(1,200,000)		$(30,898,012)

Russell Mid-Cap Growth
Shares sold	26,350,000		$3,377,324,968	14,050,000		$1,575,874,039
Shares redeemed	(20,650,000)		(2,651,660,756)	(14,150,000)		(1,589,534,559)

Net increase(decrease)	5,700,000		$725,664,212	(100,000)		$(13,660,520)

Russell Mid-Cap Value
Shares sold	32,850,000		$2,858,364,642	22,100,000		$1,874,144,828
Shares redeemed	(25,550,000)		(2,218,397,987)	(15,350,000)		(1,304,807,724)

Net increase	7,300,000		$639,966,655	6,750,000		$569,337,104

(a)	Share transactions reflect a four-for-one stock split effective after the close of trading on October 25, 2018.

72	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

The Board authorized a four-for-one stock split for the iShares Russell Mid-Cap ETF, effective after the close of trading on October 25, 2018. The impact of the stock splits was to increase the number of shares outstanding by a factor of four, while decreasing the NAV per share by a factor of four, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

11.  LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 3000 ETF, iShares Russell MidCap ETF and iShares Russell MidCap Value ETF received proceeds of $518,568, $2,662,268 and $4,836,058, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.  REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income	Return of capital
Micro-Cap	$9,668,187	$—
Russell 1000 Pure U.S. Revenue	74,478	—
Russell 2500	45,201	567
Russell 3000	135,962,722	—
Russell Mid-Cap	261,767,708	—
Russell Mid-Cap Growth	69,516,250	—
Russell Mid-Cap Value	210,505,321	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements  (continued)

Undistributed (distributions in excess of) net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
Micro-Cap	$(920,123)
Russell 1000 Pure U.S. Revenue	2,518
Russell 2500	92
Russell 3000	1,202,761
Russell Mid-Cap	6,652,555
Russell Mid-Cap Growth	241,903
Russell Mid-Cap Value	(96,133)

13.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

74	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Micro-Cap ETF, iShares Russell 1000 Pure U.S. Revenue ETF,

iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF,

iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of iShares Micro-Cap ETF, iShares Russell 1000 Pure U.S. Revenue ETF, iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF (seven of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares Russell 1000 Pure U.S. Revenue ETF: statements of changes in net assets for the year ended March 31, 2019 and for the period August 8, 2017 (commencement of operations) through March 31, 2018.
iShares Russell 2500 ETF: statements of changes in net assets for the year ended March 31, 2019 and for the period July 6, 2017 (commencement of operations) through March 31, 2018.

iShares Micro-Cap ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF: statements of changes in net assets for each of the two years in the period ended March 31, 2019.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	75

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2019 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Micro-Cap	79.55%
Russell 1000 Pure U.S. Revenue	84.35%
Russell 2500	38.08%
Russell 3000	97.71%
Russell Mid-Cap	74.18%
Russell Mid-Cap Growth	100.00%
Russell Mid-Cap Value	65.83%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2019:

iShares ETF	Qualified Dividend Income
Micro-Cap	$7,160,567
Russell 1000 Pure U.S. Revenue	202,242
Russell 2500	188,297
Russell 3000	176,045,329
Russell Mid-Cap	241,112,849
Russell Mid-Cap Growth	91,700,007
Russell Mid-Cap Value	174,278,414

The following distribution amounts are hereby designated for the fiscal year ended March 31, 2019:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends
Russell 2500	$176,215	$5,577

76	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Micro-Cap(a)	$0.842066	$—	$0.041561	$0.883627	95%	—%	5%	100%
Russell 1000 Pure U.S. Revenue(a)	0.619155	—	0.027212	0.646367	96	—	4	100
Russell 2500(a)	0.540638	0.363584	0.083719	0.987941	55	37	8	100
Russell 3000(a)	2.815044	—	0.046459	2.861503	98	—	2	100
Russell Mid-Cap(a)	0.889256	—	0.041336	0.930592	96	—	4	100
Russell Mid-Cap Growth(a)	1.103033	—	0.017349	1.120382	98	—	2	100
Russell Mid-Cap Value(a)	1.846279	—	0.103653	1.949932	95	—	5	100

(a)	The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Micro-Cap ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	542	41.09%
At NAV	61	4.62
Less than 0.0% and Greater than –0.5%	716	54.29

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	77

Supplemental Information  (unaudited) (continued)

iShares Russell 1000 Pure U.S. Revenue ETF

Period Covered: August 10, 2017 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	311	75.67%

At NAV	31	7.54
Less than 0.0% and Greater than –0.5%	69	16.79

	411	100.00%

iShares Russell 2500 ETF

Period Covered: July 07, 2017 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0% and Less than 5.5%	1	0.23%
Greater than 2.0% and Less than 2.5%	1	0.23
Greater than 1.5% and Less than 2.0%	1	0.23
Greater than 1.0% and Less than 1.5%	3	0.69
Greater than 0.5% and Less than 1.0%	3	0.69
Greater than 0.0% and Less than 0.5%	248	57.01

At NAV	22	5.06
Less than 0.0% and Greater than –0.5%	147	33.79
Less than –0.5% and Greater than –1.0%	3	0.69
Less than –1.0% and Greater than –1.5%	3	0.69
Less than –1.5% and Greater than –2.0%	1	0.23
Less than –2.0% and Greater than –2.5%	2	0.46

	435	100.00%

iShares Russell 3000 ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	521	39.50

At NAV	275	20.85
Less than 0.0% and Greater than –0.5%	522	39.57

	1,319	100.00%

iShares Russell Mid-Cap ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	735	55.72

At NAV	278	21.08
Less than 0.0% and Greater than –0.5%	305	23.12

	1,319	100.00%

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Supplemental Information  (unaudited) (continued)

iShares Russell Mid-Cap Growth ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	674	51.10%

At NAV	301	22.82
Less than 0.0% and Greater than –0.5%	343	26.00
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

iShares Russell Mid-Cap Value ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	707	53.59%

At NAV	240	18.20
Less than 0.0% and Greater than –0.5%	371	28.13
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Russell 3000 ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

S U P P L E M E N T A L I N F O R M A T I O N	79

Supplemental Information  (unaudited) (continued)

Each of the control functions (Enterprise Risk, Legal &Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018 is USD 930.63 thousand. This figure is comprised of fixed remuneration of USD 402.17 thousand and variable remuneration of USD 528.46. thousand. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 129.2 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 16.95 thousand.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009);Trustee of iShares U.S.ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios)(2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	81

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S.iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

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Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	83

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

84	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	85

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Focused Value Factor ETF | FOVL | NYSE Arca

▶	iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX

▶	iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca

▶	iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca

▶	iShares U.S. Home Construction ETF | ITB | Cboe BZX

▶	iShares U.S. Infrastructure ETF | IFRA | Cboe BZX

▶	iShares U.S. Insurance ETF | IAK | NYSE Arca

▶	iShares U.S. Medical Devices ETF | IHI | NYSE Arca

▶	iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX

▶	iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca

▶	iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca

▶	iShares U.S. Real Estate ETF | IYR | NYSE Arca

▶	iShares U.S. Regional Banks ETF | IAT | NYSE Arca

▶	iShares U.S. Telecommunications ETF | IYZ | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

United States (“U.S.”) stocks rose for the 12 months ended March 31, 2019 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 8.77%. The reporting period was characterized by significant volatility as the stock market reached a record high in September 2018, before falling sharply late in the year. In fact, December 2018 was the worst month for stocks since the Great Depression. However, stocks rebounded in early 2019 with the highest quarterly return since 2009.

The volatility reflected changing perceptions of economic conditions, corporate profits, interest rates, and broader political risks. In terms of the economy, the pace of growth decelerated from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Similarly, a broad range of underlying economic indicators decelerated sharply in late 2018 or early 2019. For example, consumer spending, which accounts for approximately 70% of economic growth, slowed as the year-over-year growth in retail sales peaked at 6.6% in July 2018 and reached a low of 1.6% in December 2018. Nevertheless, the labor market remained healthy; the unemployment rate ended the reporting period at 3.8%, and average hourly earnings increased 3.2% year-over-year through March 2019.

A key factor in slowing economic growth was the decreasing effect of the fiscal stimulus — a combination of tax cuts and a significant increase in government spending. The stimulus initially improved the economy but eventually led to a nearly 20% increase in the federal budget deficit during fiscal year 2018. Other political developments weighing on the economy in late 2018 were the longest government shutdown in U.S. history and a potential trade war with China. To the economy’s benefit, the shutdown ended in January 2019, and the financial press reported expectations that trade tensions with China would ease.

As economic conditions changed, so too did the U.S. Federal Reserve Bank (“Fed”) interest rate policy. The Fed increased interest rates three times during the first three quarters of the reporting period. In early January 2019, the Fed announced that moderating economic conditions would allow a slowing of future rate increases. One reason the Fed could afford to stop raising rates is that inflation declined from a 2.9% annual rate in July 2018 to 1.9% by March 2019. Commodities prices followed the trajectory of stocks as oil prices increased through September 2018, declined precipitously during the fourth quarter of 2018, and then rebounded for the remainder of the reporting period.

Moderating growth and inflation meant declining intermediate- and long-term Treasury yields. Consequently, late in the reporting period, short-term yields briefly exceeded long-term yields for the first time in a decade. This weighed on stocks, as this relationship between yields is often associated with an impending recession.

Slowing economic growth and the fading effect of tax cuts also influenced corporate profits, which increased rapidly beginning in the first quarter of 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings had been revised down by the largest margin in three years. In that environment, growth-oriented stocks outperformed value-oriented stocks across all capitalization ranges, reflecting investor concerns about the health of the economy. Stocks of large companies outperformed those of mid- and small-size companies, which performed particularly poorly in the fourth quarter of 2018.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® Focused Value Factor ETF

Investment Objective

The iShares Focused Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with prominent value characteristics, as represented by the Focused Value Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(1.62)%
Fund Market	(1.64)
Index	(1.61)

For the fiscal period ended 3/31/19, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was 3/19/19. The first day of secondary market trading was 3/21/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (03/19/19)	(a)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(b)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,000.00	$0.08		$1,000.00	$1,023.70	$1.26		0.25%

(a)	The beginning of the period (commencement of operations) is March 19, 2019.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (12 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Banks	21.4%
Insurance	14.0
Transportation	12.4
Utilities	11.0
Energy	10.8
Automobiles & Components	7.1
Real Estate	5.4
Media & Entertainment	5.1
Retailing	2.7
Diversified Financials	2.6
Materials	2.6
Technology Hardware & Equipment	2.5
Capital Goods	2.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Loews Corp.	3.0%
Aflac Inc.	2.9
Entergy Corp.	2.9
Noble Energy Inc.	2.9
Allstate Corp. (The)	2.8
Avangrid Inc.	2.8
Kimco Realty Corp.	2.8
RenaissanceRe Holdings Ltd.	2.8
Devon Energy Corp.	2.8
Edison International	2.7

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Fund Summary as of March 31, 2019	iShares® U.S. Aerospace & Defense ETF

Investment Objective

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.91%	14.10%	21.04%	1.91%	93.40%	574.87%
Fund Market	1.93	14.09	21.06	1.93	93.32	576.22
Index	2.45	14.60	21.56	2.45	97.69	604.68

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$925.90	$2.06		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Aerospace & Defense ETF

Portfolio Management Commentary

U.S. aerospace and defense stocks posted a positive return for the reporting period, driven by an increase in the U.S. defense budget. Investors were encouraged by the Department of Defense’s proposed 2020 budget, which set spending levels significantly higher than in previous years. In addition, global defense budgets continued to increase in response to geopolitical risks, particularly in Asia. Expectations that a portion of this additional spending would go to U.S.-based defense contractors benefited the Index’s return.

Cyberwarfare and artificial intelligence (“AI”) were significant areas of innovation in the industry. As online activity has become increasingly important for both civilian institutions and the military, spending on cybersecurity has grown twice as fast as conventional defense spending. AI has also become increasingly important for the industry, integrated into aircraft, navigation systems, and weapons systems.

Strong sales of commercial aviation products also supported the Index’s return. Global air traffic continues to increase, driving demand for aircraft. Rising incomes in emerging markets led more consumers there to use air travel. Fierce competition among airlines also helped aviation manufacturers, as individual and business customers are increasingly demanding modern planes and amenities, prompting airlines to upgrade their fleets. Consequently, order backlogs grew in 2018, ensuring a steady stream of future revenues.

Despite the generally positive environment for U.S. aerospace and defense stocks, the industry faces a number of challenges. Two high-profile commercial plane crashes prompted a number of countries to restrict the use of certain types of aircraft, disrupting the industry. Despite increasing near-term defense budgets, shifting political priorities could lead to defense spending reductions by future administrations. Skilled labor shortages and an aging workforce are leading to declining headcount as the industry struggles to attract new talent.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Aerospace & Defense	98.1%
Industrial Machinery	1.0
Leisure Products	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Boeing Co. (The)	20.8%
United Technologies Corp.	17.5
Lockheed Martin Corp.	6.1
TransDigm Group Inc.	4.5
General Dynamics Corp.	4.3
Raytheon Co.	4.2
L3 Technologies Inc.	4.2
Harris Corp.	4.2
Northrop Grumman Corp.	4.1
Textron Inc.	3.1

(a)	Excludes money market funds.

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Fund Summary as of March 31, 2019	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Investment Objective

The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.63)%	10.46%	13.04%	(8.63)%	64.44%	240.62%
Fund Market	(8.58)	10.45	13.08	(8.58)	64.37	241.74
Index	(8.35)	10.91	13.42	(8.35)	67.82	252.18

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$954.90	$2.10		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Portfolio Management Commentary

Stocks of U.S. broker-dealers and securities exchanges declined substantially for the reporting period, hindered primarily by the investment banking and brokerage industry. Investment banks generate revenues from client trading activity, which was inhibited by economic uncertainty, price volatility, low trading volume, and the U.S. government shutdown late in the reporting period. Trading of fixed-income products, currencies, and commodities was particularly tepid, negatively affecting investment banks dealing in those products. Legislation enacted following the financial crisis decreased the ability of investment banks to engage in proprietary trading, making them more exposed to fluctuations in client trading activity.

Another major source of revenues for investment banks, merger and acquisition (“M&A”) services, was negatively affected by market volatility in the second half of the reporting period, as difficulty establishing fair value prompted some companies to delay consolidating. Trade tensions between the U.S. and China also worked against M&A activity, as Chinese bids for U.S. companies declined dramatically. While the number of initial public offerings (“IPOs”) grew in 2018, revenues from underwriting proceeds were down substantially, and market uncertainty prompted some companies to delay going public. Several high-profile companies also went public or planned to go public using an alternative to an IPO, direct public offering, which bypasses investment banks and the underwriting process. The continued expansion of venture capital and private fundraising also allowed companies to stay private for longer, delaying or replacing the need for an IPO.

On the upside, financial exchanges and data companies contributed marginally to the Index’s return. While trading volumes fluctuated throughout the reporting period, the move in recent years to expand data services offerings and decrease reliance on trading fees benefited the industry. Consolidation also allowed companies in the industry to expand their product offerings to customers.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Investment Banking & Brokerage	65.6%
Financial Exchanges & Data	33.8
Asset Management & Custody Banks	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Goldman Sachs Group Inc. (The)	17.7%
CME Group Inc.	15.9
Morgan Stanley	11.4
Intercontinental Exchange Inc.	4.7
MarketAxess Holdings Inc.	4.6
Charles Schwab Corp. (The)	4.4
Cboe Global Markets Inc.	4.3
Nasdaq Inc.	4.3
Raymond James Financial Inc.	4.2
E*TRADE Financial Corp.	4.1

(a)	Excludes money market funds.

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Fund Summary as of March 31, 2019	iShares® U.S. Healthcare Providers ETF

Investment Objective

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.25%	12.26%	19.10%	11.25%	78.33%	474.06%
Fund Market	10.86	12.26	19.11	10.86	78.27	474.66
Index	11.82	12.73	19.57	11.82	82.06	497.17

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$874.00	$2.01		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Healthcare Providers ETF

Portfolio Management Commentary

Stocks of healthcare providers advanced during the reporting period, reflecting positive trends in access and utilization of healthcare-related facilities and services by an aging population. Managed healthcare providers, the leading contributors to the Index’s return, were key beneficiaries of this environment as higher enrollment in healthcare coverage through the Affordable Care Act bolstered utilization of healthcare services. Rising demand for Medicare Advantage plans, which insure consumers aged 65 and older, and merger and acquisition activity were also key drivers of the industry’s strong performance. Consolidations between health insurance providers and pharmacy benefits managers are creating a new model of healthcare services and prescription drug cost savings, which bolstered the industry’s performance.

The healthcare facilities industry was also a meaningful driver of the Index’s performance. Returns in the industry were supported by increased admissions rates and higher revenue per admission, as well as by corporate tax reform. More inpatient and outpatient surgeries also bolstered performance. Assisted living and long-term care facilities posted increases in their customer base, consistent with the occurring demographic shift, which drove higher revenues and earnings.

Healthcare technology companies also contributed to the Index’s return. The expansion of telemedicine has helped elevate remote healthcare service providers delivering care via mobile devices, the internet, video, and telephone, addressing the lack of access to care in rural areas. Companies providing cost containment and coordination of benefits services to state Medicare and Medicaid plans benefited from higher enrollment in services. The life sciences tools and services industry was also an area of strength as demand for genetic testing for diseases such as cancer grew alongside an aging population. On the downside, healthcare services providers detracted from the Index’s return, declining amid pricing pressure and difficulty integrating pharmacy and insurance services.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Managed Health Care	52.2%
Health Care Services	29.7
Health Care Facilities	13.8
Health Care Technology	3.3
Life Sciences Tools & Services	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
UnitedHealth Group Inc.	23.0%
Anthem Inc.	13.3
CVS Health Corp.	8.6
Cigna Corp.	4.3
Laboratory Corp. of America Holdings	4.1
HCA Healthcare Inc.	4.1
Humana Inc.	3.9
Centene Corp.	3.8
WellCare Health Plans Inc.	3.6
Quest Diagnostics Inc.	3.3

(a)	Excludes money market funds.

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019	iShares® U.S. Home Construction ETF

Investment Objective

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(9.60)%	8.25%	15.52%	(9.60)%	48.66%	323.38%
Fund Market	(10.22)	8.25	15.59	(10.22)	48.61	325.68
Index	(9.27)	8.70	16.12	(9.27)	51.78	345.54

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,001.10	$2.15		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	13

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Home Construction ETF

Portfolio Management Commentary

Home construction stocks declined during the reporting period, pressured by a number of headwinds including rising interest rates and higher materials prices, which dampened consumer enthusiasm for purchasing new homes. In this environment, household durables stocks in the consumer discretionary sector were the largest detractors from the Index’s return. Within the household durables industry, homebuilding companies lost value amid the broad decline in construction spending, which came under pressure from falling home sales, and a slowdown in the growth of home prices. First-time homebuyers, who are a key driver of the homebuilding market, were particularly sensitive to rising interest rates due to their effect on mortgage prices, and therefore the affordability of new homes. Home furnishings companies, such as manufacturers of flooring and furniture, were also negatively affected by the slowdown in home sales, as well as by rising costs of raw materials and higher prices to transport their goods to market.

The industrials sector was also a meaningful detractor from the Index’s return. Within the sector, capital goods companies, particularly manufacturers of building products used in home renovation and construction, posted broad declines in their stock prices. Softening demand for repair, remodeling, and new construction weighed on earnings of companies that make kitchen and bath cabinets, roofing, insultation, windows, and other materials used in homebuilding. Higher prices for some raw materials, including iron and steel, also dampened profitability of homebuilding companies. Trading companies and distributors, which supply materials and equipment to commercial and residential contractors, similarly cited lower homebuilding activity during the reporting period, due in part to weather effects, as a main factor in disappointing performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Homebuilding	65.3%
Building Products	13.7
Home Improvement Retail	10.4
Home Furnishings	3.7
Specialty Chemicals	3.4
Trading Companies & Distributors	1.7
Construction Materials	1.0
Forest Products	0.8
TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
DR Horton Inc.	13.9%
Lennar Corp., Class A	13.3
NVR Inc.	9.3
PulteGroup Inc.	7.0
Toll Brothers Inc.	4.8
Lowe’s Companies Inc.	4.6
Home Depot Inc. (The)	4.5
Sherwin-Williams Co. (The)	3.4
Masco Corp.	2.7
Lennox International Inc.	2.4

(a)	Excludes money market funds.

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019	iShares® U.S. Infrastructure ETF

Investment Objective

The iShares U.S. Infrastructure ETF (the “Fund”) seeks to track the investment results of an index equities of U.S. companies that have infrastructure exposure and that could benefit from a potential increase in domestic infrastructure activities, as represented by the NYSE® FactSet U.S. Infrastructure IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception

Fund NAV	6.78%
Fund Market	6.74
Index	7.27

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/3/18. The first day of secondary market trading was 4/5/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$987.40	$1.98		$1,000.00	$1,022.90	$2.02		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	15

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Infrastructure ETF

Portfolio Management Commentary

U.S. infrastructure stocks advanced despite significant market volatility during the reporting period. The utilities sector was the leading contributor to the Index’s return. Utilities stocks generally performed well amid continued, although decelerating, expansion of the U.S. economy and a shift toward more defensively-oriented investments as the global economy showed signs of slowing. As fears of an economic slowdown increased, most U.S. equities declined sharply during the fourth quarter of 2018. Utilities stocks, however, lived up to the reputation for holding their value during market downturns, posting solid returns as investor preference turned away from riskier investments. When investor expectations of interest rate increases abated, utilities stocks remained resilient. The sector’s generally steady earnings and dividends can make it an alternative to bonds, and some investors searching for income turned to the sector as they lowered their expectations for rising bond yields. During the reporting period, utilities benefited both from the perception that power is necessary regardless of economic conditions, as well as from generally strong demand for electricity, higher natural gas prices, and a supportive regulatory environment.

The industrials sector also contributed to the Index’s return, largely due to the road and rail industry. Railroad operators benefited from a trade agreement with Mexico and increasing demand for rail transport.

In contrast, the materials sector detracted from the Index’s performance amid trade tensions and concerns about an economic slowdown in China, one of the largest consumers of raw materials. Rising input prices also pressured materials companies’ profits. Chemical producers were particularly susceptible to the U.S.-China trade dispute, due to sizable tariffs on chemical and plastic imports. Metals and mining stocks were also a source of weakness, pressured by volatile steel prices and lower aluminum demand.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	17.6%
Multi-Utilities	11.0
Construction & Engineering	9.8
Steel	7.5
Building Products	7.3
Gas Utilities	6.7
Water Utilities	5.9
Oil & Gas Storage & Transportation	5.6
Commodity Chemicals	4.1
Railroads	3.0
Industrial Machinery	2.9
Construction Machinery & Heavy Trucks	2.9
Construction Materials	2.8
Specialty Chemicals	2.3
Independent Power Producers & Energy Traders	1.5
Aluminum	1.3
Environmental & Facilities Services	1.3
Forest Products	1.2
Oil & Gas Equipment & Services	1.2
Trading Companies & Distributors	1.1
Other (each representing less than 1%)	3.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Equitrans Midstream Corp.	0.9%
EnLink Midstream LLC	0.8
Antero Midstream Corp.	0.8
Williams Companies Inc. (The)	0.8
South Jersey Industries Inc.	0.8
NiSource Inc.	0.8
ONEOK Inc.	0.8
MGE Energy Inc.	0.8
Targa Resources Corp.	0.8
Vistra Energy Corp.	0.8

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019	iShares® U.S. Insurance ETF

Investment Objective

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.60%	8.69%	16.27%	0.60%	51.68%	351.48%
Fund Market	0.59	8.69	16.27	0.59	51.66	351.68
Index	1.00	9.13	16.80	1.00	54.75	372.44

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$970.60	$2.11		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	17

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Insurance ETF

Portfolio Management Commentary

U.S. insurance stocks advanced modestly during the reporting period amid a generally positive economic environment. Three interest rate increases by the Fed helped the industry, which is highly sensitive to interest rates. Because insurance companies are required to hold capital generated from premiums in relatively safe, interest-bearing investments, higher interest rates result in greater investment income, a key component of the industry’s earnings.

The property and casualty insurance industry was the top contributor to the Index’s return, reflecting strong underwriting profits and a robust economy. Favorable economic conditions benefited property and casualty insurers, as more construction and property purchases increased the insurable base. Despite an unusually high number of catastrophic events during the reporting period, large capital reserves built up in prior periods acted as a cushion for property and casualty insurers. Pricing changes also helped boost revenues, as insurers were able to raise premiums following a long stretch of pricing weakness.

Insurance brokers, which serve as intermediaries between buyers and sellers of insurance, also contributed modestly to the Index’s return. Merger and acquisition activity helped the industry by consolidating client portfolios and increasing diversification and efficiency.

On the downside, stocks of life and health insurance companies detracted from the Index’s performance. Concerns about losses in long-term care insurance weighed on performance, as longer lifespans for patients with cognitive impairments put pressure on the industry. Higher hedging costs for annuity products also worked against life insurance companies’ earnings.

Multi-line insurance companies also constrained the Index’s return, driven by weakness in both investment and underwriting revenues. Underwriting income was hindered by aggressive risk-taking, while poorly-performing alternative investments negatively affected investment income. Acquisitions of loosely-related businesses that increased complexity without bringing expected efficiencies also weighed on the industry.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Property & Casualty Insurance	47.0%
Life & Health Insurance	31.2
Multi-line Insurance	14.9
Insurance Brokers	4.0
Reinsurance	1.6
Other Diversified Financial Services	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Chubb Ltd.	10.9%
Progressive Corp. (The)	7.2
MetLife Inc.	6.9
Prudential Financial Inc.	6.4
Aflac Inc.	6.4
American International Group Inc.	6.4
Travelers Companies Inc. (The)	4.7
Allstate Corp. (The)	4.5
Hartford Financial Services Group Inc. (The)	3.2
Arthur J Gallagher & Co.	2.6

(a)	Excludes money market funds.

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019	iShares® U.S. Medical Devices ETF

Investment Objective

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	25.50%	19.30%	20.74%	25.50%	141.66%	558.35%
Fund Market	25.50	19.30	20.75	25.50	141.63	559.12
Index	26.09	19.82	21.26	26.09	147.01	587.53

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,019.40	$2.16		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	19

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Medical Devices ETF

Portfolio Management Commentary

Medical device stocks advanced strongly during the reporting period, driven by an aging population that boosted demand for healthcare goods and services and ongoing innovation in areas such as artificial intelligence, big data, and smart devices. Temporary suspension of a medical device tax, first implemented under the Affordable Care Act, was advantageous as investors anticipated increases in research and development and higher levels of investment. A congressional attempt late in the reporting period to entirely overturn the legislation, set to take effect at the close of 2019, was seen as a positive signal by investors.

Healthcare equipment manufacturers were leading contributors to the Index’s return. The industry benefited from the growing adoption of treatments employing minimally invasive technologies. Industry drivers included the application of artificial intelligence, robotics, and medical mechatronics to improve patient outcomes through robot-assisted surgery. Development of cloud-based mobile monitoring technologies for conditions such as diabetes further enhanced the industry’s performance. Demand for bio-implant devices, such as pacemakers, artificial joints, and dental implants, has expanded as the elderly population has grown.

Merger and acquisition activity was also a meaningful driver of value as companies with complementary product portfolios joined to produce revenue gains and earnings growth. Strong demand for medical products amid expanding affluence and rising healthcare spending on an aging population in emerging markets also supported the industry’s gains.

Life sciences tools and services stocks were also modest contributors to the Index’s return. Consolidation activity and strong global demand for scientific instruments and genetic sequencing technologies buoyed the industry’s performance. Higher sales of measurement tools to pharmaceuticals and biotechnology companies were also a source of strength during the reporting period.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care Equipment	85.4%
Life Sciences Tools & Services	14.1
Other (each representing less than 1%)	0.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Abbott Laboratories	13.8%
Medtronic PLC	12.0
Thermo Fisher Scientific Inc.	10.8
Danaher Corp.	8.1
Edwards Lifesciences Corp.	4.5
Intuitive Surgical Inc.	4.4
Baxter International Inc.	4.4
Stryker Corp.	4.4
Becton Dickinson and Co.	4.2
Boston Scientific Corp.	4.0

(a)	Excludes money market funds.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019	iShares® U.S. Oil & Gas Exploration & Production ETF

Investment Objective

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.06)%	(6.09)%	6.48%	(7.06)%	(26.94)%	87.31%
Fund Market	(7.01)	(6.08)	6.50	(7.01)	(26.93)	87.70
Index	(6.66)	(5.72)	6.93	(6.66)	(25.51)	95.39

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$774.30	$1.90		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	21

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Oil & Gas Exploration & Production ETF

Portfolio Management Commentary

U.S. oil and gas exploration and production stocks declined during the reporting period, mimicking the price action of underlying commodities. Oil prices initially reached a high of approximately U.S. $75 per barrel by early October 2018 before falling below U.S. $45 in December 2018. Prices ultimately recovered somewhat to end the reporting period around U.S. $60. Heating oil and gasoline prices followed similar trajectories.

Oil supply was mixed, as U.S. production reached a record level above 12 million barrels per day, while OPEC reduced production to a more than four-year low in March 2019. Demand for oil was negatively affected by concerns about the pace of global economic growth. In addition, the U.S. dollar strengthened during the reporting period, which also weighed on demand — crude oil is priced in U.S. dollars, so a strong U.S. dollar makes oil more expensive for foreign buyers. Nevertheless, pricing rebounded in January 2019, as prospects for a resolution to the U.S.-China trade dispute suggested the worst economic outcomes might be avoided.

The challenging environment for energy commodities led analysts to reduce their earnings expectations for the energy sector, weighing on the Index’s performance. Of the 11 broad sectors, downward earnings revisions in early 2019 were highest in the energy sector, and the largest for the sector itself since the first quarter of 2016. Some of the largest downward revisions of any industry in the energy sector were applied to oil and gas exploration and production stocks.

Despite record output, lower energy prices meant a number of U.S. oil and gas exploration and production companies spent more than they earned during calendar year 2018, further detracting from the Index’s performance. Many companies continued to prioritize increased production over more sustainable capital allocation policies.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil & Gas Exploration & Production	71.8%
Oil & Gas Refining & Marketing	23.3
Oil & Gas Storage & Transportation	4.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
ConocoPhillips	14.4%
EOG Resources Inc.	10.5
Marathon Petroleum Corp.	7.6
Phillips 66	7.6
Pioneer Natural Resources Co.	4.8
Valero Energy Corp.	4.6
Anadarko Petroleum Corp.	4.5
Concho Resources Inc.	4.4
Diamondback Energy Inc.	3.1
Hess Corp.	3.0

(a)	Excludes money market funds.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019	iShares® U.S. Oil Equipment & Services ETF

Investment Objective

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(21.10)%	(16.53)%	1.26%	(21.10)%	(59.48)%	13.36%
Fund Market	(21.08)	(16.53)	1.27	(21.08)	(59.49)	13.49
Index	(20.85)	(16.38)	1.57	(20.85)	(59.13)	16.90

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$712.00	$1.84		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	23

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Oil Equipment & Services ETF

Portfolio Management Commentary

U.S. oil equipment and services stocks declined significantly during the reporting period, mimicking the price action of underlying commodities, which fell sharply in the fourth quarter of 2018, before recovering modestly in 2019. Price fluctuations reflected changing supply and demand fundamentals and views about global economic growth. Oil supply was mixed, as U.S. production reached a record above 12 million barrels per day, while OPEC decreased production to a more than four-year low in March 2019. Demand for oil was negatively affected by concerns about the pace of global economic growth. In addition, the U.S. dollar strengthened during the reporting period, which also weighed on demand — crude oil is priced in U.S. dollars, so a strong U.S. dollar makes oil more expensive for foreign buyers. Nevertheless, pricing rebounded in January 2019, as prospects for a resolution to the U.S.-China trade dispute seemed favorable.

The Index is made up of the oil and gas equipment and services and oil and gas drilling industries, which are highly cyclical and rely on spending by oil producers and refiners. With oil prices volatile and the outlook for growth poor, these stocks detracted from the Index’s return as companies throughout the energy sector reduced capital spending budgets. The challenging environment for energy commodities led analysts to reduce their earnings expectations for the energy sector, further weighing on the Index’s return. Of the 11 broad sectors, downward earnings revisions in early 2019 were highest in the energy sector, and the largest for the sector itself since the first quarter of 2016. Earnings projections for the oil and gas equipment and services industry were revised down by 16%, while earnings projections for oil and gas drillers were not applicable due to losses in the previous period.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil & Gas Equipment & Services	82.2%
Oil & Gas Drilling	17.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Schlumberger Ltd.	22.0%
Halliburton Co.	18.3
TechnipFMC PLC	4.6
Baker Hughes a GE Co.	4.6
Helmerich & Payne Inc.	4.4
Transocean Ltd.	4.3
National Oilwell Varco Inc.	4.2
Apergy Corp.	3.1
Core Laboratories NV	3.0
Patterson-UTI Energy Inc.	2.9

(a)	Excludes money market funds.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019	iShares® U.S. Pharmaceuticals ETF

Investment Objective

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.88%	5.39%	15.43%	5.88%	30.04%	320.02%
Fund Market	5.72	5.39	15.44	5.72	29.99	320.27
Index	6.05	5.57	15.83	6.05	31.14	334.64

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$922.70	$2.06		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	25

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Pharmaceuticals ETF

Portfolio Management Commentary

Pharmaceuticals stocks advanced during the reporting period, supported by a number of trends, including increasing sales of prescription drugs, a supportive regulatory environment, and merger and acquisition (“M&A”) activity. Growing demand for treatments of diseases and chronic conditions has been driven by changing demographics, as the elderly population expands and access to and utilization of care rises. Innovative new treatments such as immuno-oncology therapies, which engage with a patient’s immune system to fight cancer cells rather than directly attacking tumors, were notable industry drivers.

Ongoing innovations also drove performance in the industry. A record-setting level of new drug approvals by the Food and Drug Administration (“FDA”) in 2018 supported the industry. Under the Trump administration, the FDA has shortened approval times and vastly increased approvals of orphan drugs, which are used to treat rare diseases.

M&A activity was also supportive of the industry. Following a relatively slow M&A pace in 2017, industry consolidation in 2018 picked up significantly, due in part to expected benefits of corporate tax reform. Similarly, product pipeline expansion through in-licensing agreements, in which larger companies typically license clinical-stage drugs from smaller companies and take on development and commercialization, also contributed to the advance of pharmaceuticals stocks.

On the downside, biotechnology companies detracted slightly from the Index’s return. The biotechnology industry faced a number of challenges during the reporting period, including political pressure, which raised investor concern about the prospect of drug price regulation by the government. Companies faced potential changes in policy demanding justification of the price and value of treatments. Disappointing clinical trial results, regulatory challenges, and a highly competitive landscape, including from generic drug manufacturers, also weighed on the industry’s performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	96.2%
Biotechnology	3.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Pfizer Inc.	21.4%
Johnson & Johnson	21.4
Elanco Animal Health Inc.	4.8
Zoetis Inc.	4.4
Merck & Co. Inc.	4.4
Allergan PLC	4.4
Mylan NV	4.2
Eli Lilly & Co.	3.9
Bristol-Myers Squibb Co.	3.7
Jazz Pharmaceuticals PLC	3.4

(a)	Excludes money market funds.

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019	iShares® U.S. Real Estate ETF

Investment Objective

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	19.09%	9.19%	17.47%	19.09%	55.24%	400.14%
Fund Market	19.14	9.21	17.49	19.14	55.32	401.00
Index	19.41	9.67	18.06	19.41	58.63	425.89

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,100.20	$2.25		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	27

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Real Estate ETF

Portfolio Management Commentary

Real estate investment trusts (“REITs”) advanced strongly during the reporting period, as investors sought attractive dividend yields in a low interest rate environment. Specialized REITs were leading contributors to the Index’s return. The industry’s most significant contributors to performance were wireless communication infrastructure companies. Cell tower operators and fiber network providers benefited from ongoing growth in mobile data and expanded investment in 4G and 5G technologies, which drove demand for fiber networks and space on cell phone towers.

Residential REITs also contributed meaningfully to the Index’s performance. The industry, which is primarily composed of multiunit apartment complex operators, advanced, as demographic trends shifted away from home ownership, leading to lower rental vacancies. Rising interest rates also discouraged home purchases as mortgages became pricier, which led more consumers to remain in rental units, boosting the multifamily rental market. Recent tax code changes minimizing deductions of mortgage interest and property taxes also made rentals more affordable by comparison.

The retail REIT industry was also a key source of strength, driven primarily by companies that have created unique market positions able to withstand the onslaught of e-commerce competitors. These companies include operators of convenience stores and gas stations and “experiential” shopping centers that combine entertainment, dining, and retail.

Healthcare REITs were also meaningful contributors to the Index’s return. Healthcare REITs, which largely consist of companies that own hospitals, medical offices, senior living facilities, and other healthcare-related properties, advanced, as the aging population in the U.S. drove demand for healthcare facilities and services. Higher enrollment in healthcare coverage through the Affordable Care Act also bolstered utilization of healthcare services.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Specialized REITs	32.1%
Residential REITs	13.9
Retail REITs	13.0
Office REITs	9.6
Health Care REITs	9.2
Industrial REITs	5.7
Mortgage REITs	4.7
Hotel & Resort REITs	4.2
Diversified REITs	3.6
Real Estate Services	2.1
Research & Consulting Services	1.5
Real Estate Development	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
American Tower Corp.	7.6%
Simon Property Group Inc.	4.9
Crown Castle International Corp.	4.7
Prologis Inc.	4.0
Equinix Inc.	3.3
Public Storage	2.9
Welltower Inc.	2.6
Equity Residential	2.4
AvalonBay Communities Inc.	2.4
Digital Realty Trust Inc.	2.2

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Fund Summary as of March 31, 2019	iShares® U.S. Regional Banks ETF

Investment Objective

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(11.79)%	6.41%	12.73%	(11.79)%	36.42%	231.54%
Fund Market	(11.72)	6.40	12.78	(11.72)	36.35	232.95
Index	(11.44)	6.88	13.25	(11.44)	39.46	246.96

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$898.30	$2.04		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	29

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Regional Banks ETF

Portfolio Management Commentary

U.S. regional banks, which take deposits from particular geographical areas but may offer some nationwide services, declined substantially for the reporting period. Regional bank stocks were primarily affected by two trends in U.S. financial markets: a flattening yield curve and a change in Fed interest rate policy late in the reporting period.

The yield curve, which is a graphical representation of the difference in yield between short- and long-term interest rates, is an important factor in regional bank lending. A flatter yield curve means that the difference in yield between short- and long-term interest rates is narrower, which negatively affects bank profitability. Because banks borrow for shorter durations while lending for longer periods, when yield curves are flatter, banks become less inclined to engage in the type of long-term lending activities that are key determinants of the industry’s profitability.

Interest rate policy is also a crucial driver of earnings for regional banks, which are more reliant on interest income than larger banks. While the Fed raised interest rates three times during the reporting period, yields on some government bonds declined due to concerns that a global economic slowdown could affect the U.S. economy. Late in the reporting period, the Fed indicated that it was unlikely to raise interest rates in 2019, putting further pressure on regional bank stocks.

Another important shift in the industry was increasing investments in financial technology. Regional banks struggled to keep up with larger, national banks that have been using new technology products to attract and retain customers. Consequently, regional banks attempted to compete with larger banks by investing heavily in expensive technologies, representing substantial up-front costs.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Regional Banks	83.8%
Diversified Banks	14.3
Thrifts & Mortgage Finance	1.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Bancorp.	14.3%
PNC Financial Services Group Inc. (The)	11.0
BB&T Corp.	7.0
SunTrust Banks Inc.	5.2
M&T Bank Corp.	4.3
Fifth Third Bancorp.	3.8
First Republic Bank/CA	3.3
KeyCorp	3.1
Citizens Financial Group Inc.	2.9
Regions Financial Corp.	2.8

(a)	Excludes money market funds.

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019	iShares® U.S. Telecommunications ETF

Investment Objective

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select Telecommunications IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.91%	2.28%	9.41%	11.91%	11.94%	145.76%
Fund Market	11.99	2.27	9.41	11.99	11.86	145.88
Index	12.08	2.40	9.67	12.08	12.57	151.78

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 33 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,004.60	$2.15		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 33 for more information.

F U N D S U M M A R Y	31

Fund Summary as of March 31, 2019 (continued)	iShares® U.S. Telecommunications ETF

Portfolio Management Commentary

Telecommunications stocks posted strong returns amid growth in cloud and mobile computing and expansion of 5G technology during the reporting period. The information technology sector was the top contributor to the Index’s return, led by communications equipment manufacturers. Makers of equipment employed in cloud computing and used for wireless communication, such as routers and wireless enterprise technology products, advanced as global spending on the expanding technologies grew. Companies providing mobile communication services invested heavily in hardware for next-generation 5G technology, driving revenue growth for communications equipment makers. The public safety communication market was also a source of strength, as demand for first-responder communications equipment, such as two-way pagers, and sales of command center software and network products rose. Sales of data center hardware and software products continued to rise, further supporting the sector’s advance.

The communications sector also contributed meaningfully to the Index’s performance. Particular strength came from integrated telecommunication services companies that were able to grow profits through their widening subscriber base and corporate tax reform. Additionally, the industry’s performance was driven by leadership in 5G network technology, which aims to deliver ultrafast, low-latency internet access, allowing data transmission at much faster speeds. Merger and acquisition activity aimed at pooling resources to expand the number of viable 5G providers benefited stocks in the wireless telecommunication services industry, another key driver of the Index’s return. Solid customer growth also helped stocks in the industry.

The consumer discretionary sector was a modest contributor to the Index’s performance, driven largely by the consumer electronics industry. Demand for personal fitness devices and smartwatches drove the sector’s advance. Sales of equipment used for marine and aviation navigation also supported the sector.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Communications Equipment	53.1%
Diversified Telecommunication Services	36.1
Wireless Telecommunication Services	7.3
Household Durables	3.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Verizon Communications Inc.	23.1%
Cisco Systems Inc.	22.7
Arista Networks Inc.	4.8
AT&T Inc.	4.6
Motorola Solutions Inc.	4.2
T-Mobile U.S. Inc.	4.1
Garmin Ltd.	3.5
CenturyLink Inc.	3.3
F5 Networks Inc.	3.1
Juniper Networks Inc.	3.0

(a)	Excludes money market funds.

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	33

Schedule of Investments March 31, 2019	iShares® Focused Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 7.3%
Copa Holdings SA, Class A, NVS	9,269	$747,174
JetBlue Airways Corp.(a)	49,790	814,564
United Continental Holdings Inc.(a)	9,425	751,927

		2,313,665

Asset Management & Custody Banks — 2.6%
Invesco Ltd.	42,198	814,843

Auto Parts & Equipment — 2.3%
Lear Corp.	5,304	719,806

Automobile Manufacturers — 2.4%
General Motors Co.	20,813	772,162

Broadcasting — 2.6%
Tribune Media Co., Class A	17,901	825,952

Communications Equipment — 2.5%
EchoStar Corp., Class A(a)	21,671	789,908

Construction Machinery & Heavy Trucks — 2.4%
Trinity Industries Inc.	35,243	765,830

Department Stores — 2.7%
Kohl’s Corp.	12,168	836,793

Diversified Banks — 4.9%
Bank of America Corp.	27,950	771,140
Citigroup Inc.	12,480	776,506

		1,547,646

Electric Utilities — 11.0%
Avangrid Inc.	17,732	892,806
Edison International	13,650	845,208
Entergy Corp.	9,516	910,015
PPL Corp.	26,026	826,066

		3,474,095

Hotel & Resort REITs — 2.6%
Park Hotels & Resorts Inc.	26,702	829,898

Life & Health Insurance — 5.4%
Aflac Inc.	18,291	914,550
Lincoln National Corp.	13,637	800,492

		1,715,042

Movies & Entertainment — 2.5%
Viacom Inc., Class B, NVS	28,405	797,328

Multi-line Insurance — 3.0%
Loews Corp.	19,500	934,635

Oil & Gas Exploration & Production — 10.8%
Devon Energy Corp.	27,573	870,204
Marathon Oil Corp.	48,685	813,526
Murphy Oil Corp.	28,210	826,553

Security	Shares	Value

Oil & Gas Exploration & Production (continued)
Noble Energy Inc.	36,569	$904,352

		3,414,635

Paper Products — 2.6%
Domtar Corp.	16,237	806,167

Property & Casualty Insurance — 2.8%
Allstate Corp. (The)	9,490	893,768

Regional Banks — 14.2%
Bank OZK	24,843	719,950
CIT Group Inc.	15,561	746,461
Citizens Financial Group Inc.	22,594	734,305
Fifth Third Bancorp.	30,056	758,012
Popular Inc.	14,703	766,468
SunTrust Banks Inc.	12,818	759,467

		4,484,663

Reinsurance — 2.8%
RenaissanceRe Holdings Ltd.	6,084	873,054

Retail REITs — 2.8%
Kimco Realty Corp.	47,346	875,901

Thrifts & Mortgage Finance — 2.3%
New York Community Bancorp. Inc.	63,388	733,399

Tires & Rubber — 2.4%
Goodyear Tire & Rubber Co. (The)	41,496	753,153

Trucking — 5.0%
Knight-Swift Transportation Holdings Inc.	24,336	795,301
Schneider National Inc., Class B	37,960	799,058

		1,594,359

Total Common Stocks — 99.9% (Cost: $32,116,454)		31,566,702

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(b)(c)	15,976	15,976

Total Short-Term Investments — 0.0% (Cost: $15,976)		15,976

Total Investments in Securities — 99.9% (Cost: $32,132,430)		31,582,678

Other Assets, Less Liabilities — 0.1%		24,415

Net Assets — 100.0%		$31,607,093

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Focused Value Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/19/19	(a)	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	—		15,976	15,976	$15,976	$11	$—		$—

(a)	The Fund commenced operations on March 19, 2019.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$31,566,702	$—	$—	$31,566,702
Money Market Funds	15,976	—	—	15,976

	$31,582,678	$—	$—	$31,582,678

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments March 31, 2019	iShares® U.S. Aerospace & Defense ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 98.1%
AAR Corp.	811,488	$26,381,475
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,240,537	44,076,280
Aerovironment Inc.(a)(b)	482,258	32,991,270
Arconic Inc.(b)	5,968,350	114,055,169
Astronics Corp.(a)(b)	816,119	26,703,414
Axon Enterprise Inc.(a)(b)	1,013,959	55,169,509
Boeing Co. (The)	2,739,804	1,045,016,042
BWX Technologies Inc.	1,353,927	67,127,701
Cubic Corp.(b)	653,854	36,772,749
Curtiss-Wright Corp.(b)	661,957	75,026,206
General Dynamics Corp.	1,270,269	215,031,136
Harris Corp.	1,316,520	210,261,409
HEICO Corp.(b)	693,174	65,761,417
HEICO Corp., Class A(b)	1,340,670	112,696,720
Hexcel Corp.	1,549,753	107,180,918
Huntington Ingalls Industries Inc.	361,191	74,838,775
Kratos Defense & Security Solutions Inc.(a)(b)	2,198,829	34,367,697
L3 Technologies Inc.	1,027,002	211,942,403
Lockheed Martin Corp.	1,020,250	306,238,240
Mercury Systems Inc.(a)(b)	868,290	55,640,023
Moog Inc., Class A	568,790	49,456,291
National Presto Industries Inc.	188,426	20,453,642
Northrop Grumman Corp.	753,892	203,249,283
Raytheon Co.	1,164,468	212,026,333
Spirit AeroSystems Holdings Inc., Class A	1,373,131	125,682,680
Teledyne Technologies Inc.(a)	354,000	83,901,540
Textron Inc.(b)	3,056,558	154,845,228
TransDigm Group Inc.(a)	495,211	224,820,842
Triumph Group Inc.(b)	1,765,354	33,647,647
United Technologies Corp.	6,804,898	877,083,303
Wesco Aircraft Holdings Inc.(a)(b)	2,521,474	22,163,757

		4,924,609,099

Security	Shares	Value

Industrial Machinery — 1.0%
RBC Bearings Inc.(a)(b)	372,438	$47,362,941

Leisure Products — 0.9%
American Outdoor Brands Corp.(a)(b)	1,935,551	18,078,046
Sturm Ruger & Co. Inc.	534,150	28,320,633

		46,398,679

Total Common Stocks — 100.0% (Cost: $4,696,827,598)		5,018,370,719

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	177,624,417	177,695,467
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	2,640,411	2,640,411

		180,335,878

Total Short-Term Investments — 3.6% (Cost: $180,293,013)		180,335,878

Total Investments in Securities — 103.6% (Cost: $4,877,120,611)		5,198,706,597
Other Assets, Less Liabilities — (3.6)%		(179,074,932)

Net Assets — 100.0%		$5,019,631,665

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19		Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

American Outdoors Brand Corp.(b)	3,496,648	2,200,929		(3,762,026)		1,935,551	$	N/A	$—		$(12,876,768)	$19,615,015
BlackRock Cash Funds: Institutional, SL Agency Shares	157,959,111	19,665,306	(c)	—		177,624,417		177,695,467	573,816	(d)	18,311	55,701
BlackRock Cash Funds: Treasury, SL Agency Shares	3,004,338	—		(363,927	)(c)	2,640,411		2,640,411	178,548		—	—
Sturm Ruger & Co. Inc.(b)	898,694	175,385		(539,929)		534,150		N/A	966,289		(745,258)	488,136

								$180,335,878	$1,718,653		$(13,603,715)	$20,158,852

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	The Fund held less than 5% at the end of the year.
(c)	Net of purchases and sales.
(d)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Aerospace & Defense ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,018,370,719	$—	$—	$5,018,370,719
Money Market Funds	180,335,878	—	—	180,335,878

	$5,198,706,597	$—	$—	$5,198,706,597

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments March 31, 2019	iShares® U.S. Broker-Dealers & Securities Exchanges ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.6%
Diamond Hill Investment Group Inc.	9,094	$1,273,160

Financial Exchanges & Data — 33.8%
Cboe Global Markets Inc.	99,120	9,460,013
CME Group Inc.	209,792	34,527,567
Intercontinental Exchange Inc.	133,735	10,182,583
MarketAxess Holdings Inc.	40,762	10,030,713
Nasdaq Inc.	107,181	9,377,266

		73,578,142

Investment Banking & Brokerage — 65.6%
BGC Partners Inc., Class A	398,920	2,118,265
Charles Schwab Corp. (The)	221,286	9,462,189
Cowen Inc.(a)(b)	86,296	1,250,429
E*TRADE Financial Corp.	193,983	9,006,631
Evercore Inc., Class A	48,945	4,453,995
Goldman Sachs Group Inc. (The)	200,832	38,557,736
Greenhill & Co. Inc.	51,400	1,105,614
Houlihan Lokey Inc.	54,513	2,499,421
Interactive Brokers Group Inc., Class A(b)	89,645	4,650,783
INTL. FCStone Inc.(a)(b)	38,829	1,505,012
Lazard Ltd., Class A	154,932	5,599,242
LPL Financial Holdings Inc.	101,590	7,075,744
Moelis & Co., Class A	64,053	2,665,245
Morgan Stanley	588,362	24,828,876
Piper Jaffray Companies	27,849	2,028,243
PJT Partners Inc., Class A(b)	39,985	1,671,373
Raymond James Financial Inc.	113,622	9,136,345
Stifel Financial Corp.	85,819	4,527,810

Security	Shares	Value

Investment Banking & Brokerage (continued)
TD Ameritrade Holding Corp.	168,005	$8,398,570
Virtu Financial Inc., Class A	91,920	2,183,100

		142,724,623

Total Common Stocks — 100.0% (Cost: $245,135,438)		217,575,925

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	1,760,905	1,761,609
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	103,655	103,655

		1,865,264

Total Short-Term Investments — 0.8% (Cost: $1,864,678)		1,865,264

Total Investments in Securities — 100.8% (Cost: $247,000,116)		219,441,189
Other Assets, Less Liabilities — (0.8)%		(1,800,089)

Net Assets — 100.0%		$217,641,100

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,277,892	(2,516,987)	1,760,905	$1,761,609	$30,568	(b)	$1,964		$860
BlackRock Cash Funds: Treasury, SL Agency Shares	333,206	(229,551)	103,655	103,655	7,644		—		—

				$1,865,264	$38,212		$1,964		$860

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$217,575,925	$—	$—	$217,575,925
Money Market Funds	1,865,264	—	—	1,865,264

	$219,441,189	$—	$—	$219,441,189

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments March 31, 2019	iShares® U.S. Healthcare Providers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 13.7%
Acadia Healthcare Co. Inc.(a)(b)	219,270	$6,426,804
Brookdale Senior Living Inc.(a)	611,224	4,021,854
Community Health Systems Inc.(a)(b)	646,729	2,412,299
Encompass Health Corp.	213,143	12,447,551
Ensign Group Inc. (The)	133,062	6,811,444
Hanger Inc.(a)	79,588	1,516,151
HCA Healthcare Inc.	249,190	32,489,392
National HealthCare Corp.	44,259	3,358,373
Select Medical Holdings Corp.(a)(b)	315,307	4,442,676
Tenet Healthcare Corp.(a)	245,562	7,082,008
U.S. Physical Therapy Inc.(b)	43,178	4,534,985
Universal Health Services Inc., Class B(b)	180,323	24,121,808

		109,665,345

Health Care Services — 29.7%
Addus HomeCare Corp.(a)	47,071	2,993,245
Amedisys Inc.(a)(b)	62,850	7,746,891
BioScrip Inc.(a)	726,685	1,453,370
Chemed Corp.	34,461	11,029,932
Cigna Corp.	215,053	34,584,823
CorVel Corp.(a)	47,738	3,114,427
CVS Health Corp.	1,271,252	68,558,620
DaVita Inc.(a)(b)	272,997	14,821,007
Diplomat Pharmacy Inc.(a)	251,501	1,461,221
Guardant Health Inc.(a)(b)	27,788	2,131,340
Laboratory Corp. of America Holdings(a)	212,862	32,563,629
LHC Group Inc.(a)	63,015	6,985,843
MEDNAX Inc.(a)(b)	189,903	5,159,665
Premier Inc., Class A(a)(b)	151,180	5,214,198
Providence Service Corp. (The)(a)	52,004	3,464,506
Quest Diagnostics Inc.	289,853	26,063,582
R1 RCM Inc.(a)(b)	431,095	4,168,689
RadNet Inc.(a)	233,519	2,893,300
Tivity Health Inc.(a)	156,405	2,746,472

		237,154,760

Health Care Technology — 3.3%
HealthStream Inc.(a)	127,762	3,585,002
HMS Holdings Corp.(a)	184,181	5,453,600
Inovalon Holdings Inc., Class A(a)(b)	308,361	3,832,927
Inspire Medical Systems Inc.(a)	26,205	1,487,920
Tabula Rasa HealthCare Inc.(a)(b)	61,891	3,491,890

Security	Shares	Value

Health Care Technology (continued)
Teladoc Health Inc.(a)(b)	151,295	$8,412,002

		26,263,341

Life Sciences Tools & Services — 1.0%
NeoGenomics Inc.(a)(b)	382,409	7,824,088

Managed Health Care — 52.2%
Anthem Inc.	369,064	105,913,987
Centene Corp.(a)	563,966	29,946,595
HealthEquity Inc.(a)(b)	117,139	8,665,943
Humana Inc.	117,891	31,359,006
Magellan Health Inc.(a)(b)	86,928	5,730,294
Molina Healthcare Inc.(a)(b)	134,844	19,142,454
Triple-S Management Corp., Class B(a)	142,871	3,260,316
UnitedHealth Group Inc.	741,716	183,396,698
WellCare Health Plans Inc.(a)	107,926	29,113,038

		416,528,331

Total Common Stocks — 99.9% (Cost: $882,780,745)		797,435,865

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	30,983,530	30,995,924
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	773,064	773,064

		31,768,988

Total Short-Term Investments — 4.0% (Cost: $31,758,812)		31,768,988

Total Investments in Securities — 103.9% (Cost: $914,539,557)		829,204,853
Other Assets, Less Liabilities — (3.9)%		(31,295,757)

Net Assets — 100.0%		$797,909,096

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	43,444,813	(12,461,283)	30,983,530	$30,995,924	$149,986	(b)	$2,653		$12,132
BlackRock Cash Funds: Treasury, SL Agency Shares	254,340	518,724	773,064	773,064	35,954		—		—

				$31,768,988	$185,940		$2,653		$12,132

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Healthcare Providers ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$797,435,865	$—	$—	$797,435,865
Money Market Funds	31,768,988	—	—	31,768,988

	$829,204,853	$—	$—	$829,204,853

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments March 31, 2019	iShares® U.S. Home Construction ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 13.7%
American Woodmark Corp.(a)	78,030	$6,447,619
Builders FirstSource Inc.(a)	459,701	6,132,411
Fortune Brands Home & Security Inc.	404,390	19,253,008
JELD-WEN Holding Inc.(a)(b)	316,442	5,588,366
Lennox International Inc.	102,307	27,049,971
Masco Corp.	776,944	30,541,669
Masonite International Corp.(a)(b)	106,267	5,301,660
Owens Corning	315,059	14,845,580
PGT Innovations Inc.(a)	273,571	3,788,958
Quanex Building Products Corp.	273,865	4,351,715
Simpson Manufacturing Co. Inc.	116,341	6,895,531
Trex Co. Inc.(a)	169,367	10,419,458
Universal Forest Products Inc.	210,737	6,298,929
USG Corp.	245,901	10,647,513

		157,562,388

Construction Materials — 1.0%
Eagle Materials Inc.	132,068	11,133,332

Forest Products — 0.8%
Louisiana-Pacific Corp.	389,549	9,497,205

Home Furnishings — 3.6%
Ethan Allen Interiors Inc.	191,836	3,669,823
Leggett & Platt Inc.	376,850	15,910,607
Mohawk Industries Inc.(a)(b)	176,857	22,310,510

		41,890,940

Home Improvement Retail — 10.4%
Floor & Decor Holdings Inc., Class A(a)(b)	196,214	8,087,941
Home Depot Inc. (The)	270,073	51,824,308
Lowe’s Companies Inc.	486,767	53,286,383
Lumber Liquidators Holdings Inc.(a)(b)	310,548	3,136,535
Tile Shop Holdings Inc.	524,333	2,967,725

		119,302,892

Homebuilding — 65.3%
Beazer Homes USA Inc.(a)(b)	360,431	4,148,561
Cavco Industries Inc.(a)(b)	95,735	11,251,735
Century Communities Inc.(a)(b)	306,097	7,337,145
DR Horton Inc.	3,850,562	159,336,256
Installed Building Products Inc.(a)(b)	234,211	11,359,233
KB Home	946,421	22,874,996
Lennar Corp., Class A	3,101,791	152,266,920
Lennar Corp., Class B	7,595	297,116
LGI Homes Inc.(a)(b)	208,245	12,544,679
M/I Homes Inc.(a)(b)	307,798	8,193,583

Security	Shares	Value

Homebuilding (continued)
MDC Holdings Inc.	548,806	$15,948,302
Meritage Homes Corp.(a)(b)	400,853	17,922,138
NVR Inc.(a)	38,521	106,587,607
PulteGroup Inc.	2,889,157	80,780,830
Skyline Champion Corp.	553,601	10,518,419
Taylor Morrison Home Corp., Class A(a)(b)	1,229,279	21,819,702
Toll Brothers Inc.	1,520,235	55,032,507
TopBuild Corp.(a)(b)	388,800	25,202,016
TRI Pointe Group Inc.(a)(b)	1,584,427	20,027,157
William Lyon Homes, Class A(a)(b)	366,090	5,626,803

		749,075,705

Specialty Chemicals — 3.4%
Sherwin-Williams Co. (The)	89,398	38,504,613

Trading Companies & Distributors — 1.7%
Beacon Roofing Supply Inc.(a)(b)	197,274	6,344,332
Watsco Inc.	92,444	13,238,905

		19,583,237

Total Common Stocks — 99.9% (Cost: $1,333,664,613)		1,146,550,312

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	47,751,671	47,770,771
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	1,063,744	1,063,744

		48,834,515

Total Short-Term Investments — 4.3% (Cost: $48,820,270)		48,834,515

Total Investments in Securities — 104.2% (Cost: $1,382,484,883)		1,195,384,827
Other Assets, Less Liabilities — (4.2)%		(47,728,211)

Net Assets — 100.0%		$1,147,656,616

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Home Construction ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	83,620,688	(35,869,017)	47,751,671	$47,770,771	$130,658	(b)	$2,604		$15,879
BlackRock Cash Funds: Treasury, SL Agency Shares	802,683	261,061	1,063,744	1,063,744	22,213		—		—

				$48,834,515	$152,871		$2,604		$15,879

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,146,550,312	$—	$—	$1,146,550,312
Money Market Funds	48,834,515	—	—	48,834,515

	$1,195,384,827	$—	$—	$1,195,384,827

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments March 31, 2019	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aluminum — 1.3%
Century Aluminum Co.(a)	4,141	$36,772
Kaiser Aluminum Corp.	307	32,152

		68,924

Building Products — 7.3%
Advanced Drainage Systems Inc.	1,308	33,707
Apogee Enterprises Inc.	914	34,266
Armstrong World Industries Inc.	431	34,230
Builders FirstSource Inc.(a)	2,389	31,869
Continental Building Products Inc.(a)	1,170	29,004
Gibraltar Industries Inc.(a)	807	32,772
Insteel Industries Inc.	1,540	32,217
NCI Building Systems Inc.(a)	5,079	31,287
Owens Corning	682	32,136
Simpson Manufacturing Co. Inc.	525	31,117
Trex Co. Inc.(a)	451	27,745
Universal Forest Products Inc.	1,064	31,803

		382,153

Commodity Chemicals — 4.1%
AdvanSix Inc.(a)	1,014	28,970
Hawkins Inc.	800	29,464
Koppers Holdings Inc.(a)	1,202	31,228
LyondellBasell Industries NV, Class A	367	30,857
Olin Corp.	1,346	31,146
Tredegar Corp.	1,939	31,296
Westlake Chemical Corp.	479	32,505

		215,466

Construction & Engineering — 9.8%
AECOM(a)	1,077	31,955
Aegion Corp.(a)	1,911	33,576
Argan Inc.	670	33,466
EMCOR Group Inc.	449	32,813
Fluor Corp.	879	32,347
Granite Construction Inc.	685	29,558
Great Lakes Dredge & Dock Corp.(a)	3,827	34,098
Jacobs Engineering Group Inc.	440	33,084
MasTec Inc.(a)	695	33,429
MYR Group Inc.(a)	901	31,202
NV5 Global Inc.(a)	610	36,210
Primoris Services Corp.	1,445	29,883
Quanta Services Inc.	901	34,004
Sterling Construction Co. Inc.(a)	2,310	28,921
Tutor Perini Corp.(a)	1,742	29,823
Valmont Industries Inc.	235	30,573

		514,942

Construction Machinery & Heavy Trucks — 2.8%
Astec Industries Inc.	831	31,379
Greenbrier Companies Inc. (The)	821	26,461
Oshkosh Corp.	408	30,653
Terex Corp.	965	31,005
Trinity Industries Inc.	1,402	30,465

		149,963

Construction Materials — 2.8%
Eagle Materials Inc.	400	33,720
Martin Marietta Materials Inc.	161	32,390
Summit Materials Inc., Class A(a)	1,399	22,202
U.S. Concrete Inc.(a)	627	25,970

Security	Shares	Value

Construction Materials (continued)
Vulcan Materials Co.	279	$33,034

		147,316

Distributors — 0.6%
Pool Corp.	202	33,324

Diversified Chemicals — 0.6%
Eastman Chemical Co.	408	30,959

Diversified Metals & Mining — 0.6%
Compass Minerals International Inc.	628	34,144

Electric Utilities — 17.6%
Alliant Energy Corp.	810	38,175
American Electric Power Co. Inc.	456	38,190
Avangrid Inc.	788	39,676
Duke Energy Corp.	414	37,260
Edison International	621	38,452
El Paso Electric Co.	662	38,939
Entergy Corp.	414	39,591
Evergy Inc.	684	39,706
Eversource Energy	544	38,597
Exelon Corp.	775	38,851
FirstEnergy Corp.	948	39,446
Hawaiian Electric Industries Inc.	952	38,813
IDACORP Inc.	378	37,626
MGE Energy Inc.	595	40,442
NextEra Energy Inc.	197	38,084
OGE Energy Corp.	895	38,592
Otter Tail Corp.	755	37,614
PG&E Corp.(a)	1,989	35,404
Pinnacle West Capital Corp.	410	39,188
PNM Resources Inc.	838	39,671
Portland General Electric Co.	735	38,102
PPL Corp.	1,193	37,866
Southern Co. (The)	751	38,812
Xcel Energy Inc.	669	37,605

		924,702

Environmental & Facilities Services — 1.3%
Team Inc.(a)(b)	1,993	34,878
Tetra Tech Inc.	551	32,834

		67,712

Forest Products — 1.2%
Boise Cascade Co.	1,205	32,246
Louisiana-Pacific Corp.	1,260	30,719

		62,965

Gas Utilities — 6.7%
Atmos Energy Corp.	378	38,907
Chesapeake Utilities Corp.	417	38,034
National Fuel Gas Co.	646	39,380
New Jersey Resources Corp.	778	38,737
Northwest Natural Holding Co.	601	39,444
ONE Gas Inc.	438	38,995
South Jersey Industries Inc.	1,273	40,825
Southwest Gas Holdings Inc.	469	38,580
Spire Inc.	485	39,911

		352,813

Home Furnishings — 0.6%
Leggett & Platt Inc.	714	30,145

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power Producers & Energy Traders — 1.5%
NRG Energy Inc.	929	$39,464
Vistra Energy Corp.	1,537	40,008

		79,472

Industrial Conglomerates — 0.6%
Carlisle Companies Inc.	256	31,391

Industrial Machinery — 2.9%
Columbus McKinnon Corp./NY	901	30,949
EnPro Industries Inc.	477	30,743
Global Brass & Copper Holdings Inc.	977	33,648
Mueller Industries Inc.	978	30,651
NN Inc.	3,358	25,151

		151,142

Multi-Utilities — 10.9%
Ameren Corp.	520	38,246
Avista Corp.	922	37,452
Black Hills Corp.	532	39,405
CenterPoint Energy Inc.	1,291	39,634
CMS Energy Corp.	682	37,878
Consolidated Edison Inc.	453	38,419
Dominion Energy Inc.	510	39,097
DTE Energy Co.	311	38,794
MDU Resources Group Inc.	1,251	32,313
NiSource Inc.	1,419	40,668
NorthWestern Corp.	543	38,233
Public Service Enterprise Group Inc.	649	38,557
Sempra Energy	312	39,268
Unitil Corp.	704	38,136
WEC Energy Group Inc.	497	39,303

		575,403

Oil & Gas Equipment & Services — 1.2%
Matrix Service Co.(a)	1,606	31,446
U.S. Silica Holdings Inc.	1,692	29,373

		60,819

Oil & Gas Storage & Transportation — 5.6%
Antero Midstream Corp.(a)	3,187	43,917
EnLink Midstream LLC	3,453	44,129
Equitrans Midstream Corp.	2,087	45,455
Kinder Morgan Inc./DE	1,937	38,759
ONEOK Inc.	581	40,577
Targa Resources Corp.	968	40,221
Williams Companies Inc. (The)	1,447	41,558

		294,616

Railroads — 3.0%
CSX Corp.	534	39,954
Kansas City Southern	344	39,897
Norfolk Southern Corp.	213	39,808
Union Pacific Corp.	230	38,456

		158,115

Specialty Chemicals — 2.3%
Ingevity Corp.(a)	288	30,416
OMNOVA Solutions Inc.(a)	4,060	28,501
PolyOne Corp.	1,014	29,721
PQ Group Holdings Inc.(a)	2,090	31,705

		120,343

Security	Shares	Value

Steel — 7.5%
AK Steel Holding Corp.(a)(b)	12,309	$33,849
Allegheny Technologies Inc.(a)	1,247	31,886
Carpenter Technology Corp.	714	32,737
Cleveland-Cliffs Inc.	3,241	32,378
Commercial Metals Co.	2,066	35,287
Haynes International Inc.	1,016	33,355
Nucor Corp.	532	31,042
Reliance Steel & Aluminum Co.	358	32,313
Steel Dynamics Inc.	916	32,307
TimkenSteel Corp.(a)	3,009	32,678
U.S. Steel Corp.	1,681	32,763
Worthington Industries Inc.	883	32,953

		393,548

Trading Companies & Distributors — 1.1%
BMC Stock Holdings Inc.(a)	1,747	30,870
H&E Equipment Services Inc.	1,182	29,680

		60,550

Water Utilities — 5.9%
American States Water Co.	547	39,001
American Water Works Co. Inc.	368	38,368
Aqua America Inc.	1,080	39,355
Cadiz Inc.(a)	3,990	38,623
California Water Service Group	727	39,462
Connecticut Water Service Inc.	562	38,581
Middlesex Water Co.	669	37,457
SJW Group	642	39,637

		310,484

Total Common Stocks — 99.8% (Cost: $4,952,217)		5,251,411

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	36,913	36,929
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	6,233	6,233

		43,162

Total Short-Term Investments — 0.8% (Cost: $43,161)		43,162

Total Investments in Securities — 100.6% (Cost: $4,995,378)		5,294,573
Other Assets, Less Liabilities — (0.6)%		(32,664)

Net Assets — 100.0%		$5,261,909

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/03/18	(a)	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—		36,913	36,913	$36,929	$227	(c)	$26		$1
BlackRock Cash Funds: Treasury, SL Agency Shares	—		6,233	6,233	6,233	118		—		—

					$43,162	$345		$26		$1

(a)	The Fund commenced operations on April 03, 2018.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,251,411	$—	$—	$5,251,411
Money Market Funds	43,162	—	—	43,162

	$5,294,573	$—	$—	$5,294,573

See notes to financial statements.

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® U.S. Insurance ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 4.0%
Arthur J Gallagher & Co.	32,397	$2,530,206
Brown & Brown Inc.	40,862	1,205,837
eHealth Inc.(a)	3,229	201,296

		3,937,339

Life & Health Insurance — 31.2%
Aflac Inc.	125,908	6,295,400
American Equity Investment Life Holding Co.	15,925	430,293
Athene Holding Ltd., Class A(a)	22,342	911,554
Brighthouse Financial Inc.(a)	20,535	745,215
CNO Financial Group Inc.	28,288	457,700
FBL Financial Group Inc., Class A	1,739	109,070
Genworth Financial Inc., Class A(a)	88,132	337,546
Lincoln National Corp.	35,958	2,110,735
MetLife Inc.	160,633	6,838,147
National Western Life Group Inc., Class A	399	104,726
Primerica Inc.	7,495	915,514
Principal Financial Group Inc.	45,558	2,286,556
Prudential Financial Inc.	68,632	6,305,908
Torchmark Corp.	17,851	1,462,889
Trupanion Inc.(a)(b)	4,653	152,339
Unum Group	37,777	1,277,996

		30,741,588

Multi-line Insurance — 14.9%
American Financial Group Inc./OH	12,415	1,194,447
American International Group Inc.	145,903	6,282,583
American National Insurance Co.	1,513	182,801
Assurant Inc.	10,859	1,030,628
Hartford Financial Services Group Inc. (The)	63,271	3,145,834
Horace Mann Educators Corp.	7,212	253,934
Loews Corp.	48,218	2,311,089
National General Holdings Corp.	11,288	267,864

		14,669,180

Other Diversified Financial Services — 1.3%
Voya Financial Inc.	26,578	1,327,837

Property & Casualty Insurance — 46.9%
Allstate Corp. (The)	47,447	4,468,558
Ambac Financial Group Inc.(a)	8,032	145,540
AMERISAFE Inc.	3,391	201,425
Arch Capital Group Ltd.(a)	70,837	2,289,452
Argo Group International Holdings Ltd.	5,965	421,487
Assured Guaranty Ltd.	18,599	826,354
Axis Capital Holdings Ltd.	14,711	805,869
Chubb Ltd.	76,918	10,774,673
Cincinnati Financial Corp.	26,672	2,291,125
CNA Financial Corp.	4,777	207,083
Employers Holdings Inc.	5,777	231,715
Erie Indemnity Co., Class A, NVS	3,496	624,106

Security	Shares	Value

Property & Casualty Insurance (continued)
First American Financial Corp.	19,615	$1,010,173
Hanover Insurance Group Inc. (The)	7,142	815,402
James River Group Holdings Ltd.	5,291	212,063
Kemper Corp.	10,711	815,536
Kinsale Capital Group Inc.(b)	3,399	233,069
Markel Corp.(a)	2,444	2,434,811
MBIA Inc.(a)	16,057	152,863
Mercury General Corp.	4,791	239,885
Navigators Group Inc. (The)	4,093	285,978
Old Republic International Corp.	50,095	1,047,987
ProAssurance Corp.	9,438	326,649
Progressive Corp. (The)	97,979	7,063,306
RLI Corp.	6,896	494,788
Safety Insurance Group Inc.	2,556	222,730
Selective Insurance Group Inc.	10,376	656,593
State Auto Financial Corp.	2,885	94,974
Travelers Companies Inc. (The)	33,670	4,618,177
United Fire Group Inc.	3,756	164,175
Universal Insurance Holdings Inc.	5,650	175,150
White Mountains Insurance Group Ltd.(b)	560	518,269
WR Berkley Corp.	16,961	1,436,936

		46,306,901

Reinsurance — 1.6%
Alleghany Corp.(a)	2,546	1,559,171

Total Common Stocks — 99.9% (Cost: $93,466,122)		98,542,016

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	180,581	180,653
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	194,041	194,041

		374,694

Total Short-Term Investments — 0.4% (Cost: $374,664)		374,694

Total Investments in Securities — 100.3% (Cost: $93,840,786)		98,916,710
Other Assets, Less Liabilities — (0.3)%		(280,050)

Net Assets — 100.0%		$98,636,660

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Insurance ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	544,091	(363,510)	180,581	$180,653	$10,202	(b)	$5		$83
BlackRock Cash Funds: Treasury, SL Agency Shares	132,971	61,070	194,041	194,041	2,791		—		—

				$374,694	$12,993		$5		$83

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$98,542,016	$—	$—	$98,542,016
Money Market Funds	374,694	—	—	374,694

	$98,916,710	$—	$—	$98,916,710

See notes to financial statements.

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® U.S. Medical Devices ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 85.2%
Abbott Laboratories	6,288,904	$502,734,986
ABIOMED Inc.(a)	186,129	53,156,581
Accuray Inc.(a)(b)	898,979	4,288,130
AngioDynamics Inc.(a)	286,206	6,542,669
AtriCure Inc.(a)(b)	246,604	6,606,521
Axogen Inc.(a)(b)	231,651	4,878,570
Baxter International Inc.	1,965,466	159,812,040
Becton Dickinson and Co.	610,800	152,535,084
Boston Scientific Corp.(a)	3,816,235	146,467,099
Cantel Medical Corp.(b)	174,007	11,639,328
Cardiovascular Systems Inc.(a)	247,287	9,560,115
CONMED Corp.	153,533	12,770,875
CryoLife Inc.(a)	243,751	7,110,217
Danaher Corp.	2,248,256	296,814,757
DexCom Inc.(a)(b)	371,500	44,245,650
Edwards Lifesciences Corp.(a)(b)	858,202	164,199,789
Glaukos Corp.(a)(b)	183,783	14,403,074
Globus Medical Inc., Class A(a)(b)	357,289	17,653,649
Heska Corp.(a)(b)	55,798	4,749,526
Hill-Rom Holdings Inc.	275,153	29,127,697
Hologic Inc.(a)(b)	1,105,331	53,498,020
IDEXX Laboratories Inc.(a)	354,993	79,376,435
Inogen Inc.(a)(b)	90,561	8,636,803
Insulet Corp.(a)(b)	246,647	23,453,663
Integer Holdings Corp.(a)(b)	155,549	11,731,506
Integra LifeSciences Holdings Corp.(a)(b)	330,798	18,432,065
Intuitive Surgical Inc.(a)	282,961	161,451,887
iRhythm Technologies Inc.(a)(b)	132,058	9,899,068
LeMaitre Vascular Inc.	153,076	4,745,356
LivaNova PLC(a)(b)	205,816	20,015,606
Masimo Corp.(a)	201,992	27,931,454
Medtronic PLC	4,802,254	437,389,294
Natus Medical Inc.(a)	226,455	5,747,428
Nevro Corp.(a)	193,017	12,065,493
NuVasive Inc.(a)	256,605	14,572,598
Orthofix Medical Inc.(a)	132,265	7,461,069
Penumbra Inc.(a)(b)	138,585	20,373,381
ResMed Inc.	591,568	61,505,325
STERIS PLC(a)	349,136	44,699,882
Stryker Corp.	806,064	159,213,761
Surmodics Inc.(a)	104,194	4,530,355
Tactile Systems Technology Inc.(a)(b)	125,423	6,612,301
Tandem Diabetes Care Inc.(a)(b)	318,454	20,221,829
Teleflex Inc.	189,991	57,407,680

Security	Shares	Value

Health Care Equipment (continued)
TransEnterix Inc.(a)(b)	1,583,034	$3,767,621
Varex Imaging Corp.(a)(b)	279,566	9,471,696
Varian Medical Systems Inc.(a)	374,698	53,102,201
ViewRay Inc.(a)(b)	582,683	4,306,027
Wright Medical Group NV(a)(b)	558,259	17,557,245
Zimmer Biomet Holdings Inc.	843,894	107,765,264

		3,116,238,670

Health Care Services — 0.3%
BioTelemetry Inc.(a)(b)	181,026	11,335,848

Health Care Supplies — 0.2%
STAAR Surgical Co.(a)(b)	200,904	6,868,908

Life Sciences Tools & Services — 14.1%
Bio-Rad Laboratories Inc., Class A(a)	83,150	25,417,292
Bruker Corp.	485,801	18,674,190
Thermo Fisher Scientific Inc.	1,440,537	394,303,788
Waters Corp.(a)	295,182	74,300,261

		512,695,531

Total Common Stocks — 99.8% (Cost: $3,323,703,446)		3,647,138,957

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	99,918,125	99,958,092
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	6,775,289	6,775,289

		106,733,381

Total Short-Term Investments — 2.9% (Cost: $106,701,197)		106,733,381

Total Investments in Securities — 102.7% (Cost: $3,430,404,643)		3,753,872,338
Other Assets, Less Liabilities — (2.7)%		(97,138,434)

Net Assets — 100.0%		$3,656,733,904

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Medical Devices ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	59,095,878	40,822,247	99,918,125	$99,958,092	$752,933	(b)	$3,535		$34,653
BlackRock Cash Funds: Treasury, SL Agency Shares	934,839	5,840,450	6,775,289	6,775,289	60,657		—		—

				$106,733,381	$813,590		$3,535		$34,653

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,647,138,957	$—	$—	$3,647,138,957
Money Market Funds	106,733,381	—	—	106,733,381

	$3,753,872,338	$—	$—	$3,753,872,338

See notes to financial statements.

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® U.S. Oil & Gas Exploration & Production ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 71.7%
Anadarko Petroleum Corp.	273,263	$12,428,002
Antero Resources Corp.(a)(b)	118,180	1,043,529
Apache Corp.	205,343	7,117,188
Bonanza Creek Energy Inc.(a)	10,273	233,094
Cabot Oil & Gas Corp.	231,577	6,044,160
California Resources Corp.(a)	26,557	682,780
Callon Petroleum Co.(a)(b)	124,646	941,077
Carrizo Oil & Gas Inc.(a)	46,566	580,678
Centennial Resource Development Inc./DE, Class A(a)	104,073	914,802
Chesapeake Energy Corp.(a)	571,223	1,770,791
Cimarex Energy Co.	55,495	3,879,101
CNX Resources Corp.(a)	108,487	1,168,405
Concho Resources Inc.(b)	109,723	12,174,864
ConocoPhillips	593,744	39,626,475
Continental Resources Inc./OK(a)	47,308	2,117,979
Denbury Resources Inc.(a)	251,337	515,241
Devon Energy Corp.	239,745	7,566,352
Diamondback Energy Inc.	84,520	8,581,316
EOG Resources Inc.	303,598	28,896,458
EQT Corp.	139,352	2,890,160
Extraction Oil & Gas Inc.(a)	62,172	262,988
Gulfport Energy Corp.(a)	81,079	650,254
Hess Corp.	139,235	8,386,124
HighPoint Resources Corp.(a)(b)	60,685	134,114
Jagged Peak Energy Inc.(a)	33,680	352,630
Kosmos Energy Ltd.	128,643	801,446
Laredo Petroleum Inc.(a)(b)	83,491	257,987
Magnolia Oil & Gas Corp.(a)(b)	46,996	563,952
Marathon Oil Corp.	447,713	7,481,284
Matador Resources Co.(a)	56,660	1,095,238
Murphy Oil Corp.	88,980	2,607,114
Noble Energy Inc.	264,515	6,541,456
Northern Oil and Gas Inc.(a)	118,416	324,460
Oasis Petroleum Inc.(a)(b)	147,854	893,038
Parsley Energy Inc., Class A(a)	144,086	2,780,860
PDC Energy Inc.(a)(b)	36,182	1,471,884
Penn Virginia Corp.(a)	7,330	323,253
Pioneer Natural Resources Co.	87,316	13,296,480
QEP Resources Inc.(a)	129,290	1,007,169
Range Resources Corp.(b)	113,574	1,276,572
Ring Energy Inc.(a)	32,636	191,573
SM Energy Co.	56,484	987,905
Southwestern Energy Co.(a)(b)	296,096	1,388,690
SRC Energy Inc.(a)	133,039	681,160
Talos Energy Inc.(a)	11,895	315,931

Security	Shares	Value

Oil & Gas Exploration & Production (continued)
Tellurian Inc.(a)(b)	51,225	$573,720
W&T Offshore Inc.(a)	50,430	347,967
Whiting Petroleum Corp.(a)(b)	49,773	1,301,066
WPX Energy Inc.(a)	216,190	2,834,251

		198,303,018

Oil & Gas Refining & Marketing — 23.3%
CVR Energy Inc.	15,941	656,769
Delek U.S. Holdings Inc.	41,239	1,501,924
HollyFrontier Corp.	85,935	4,234,017
Marathon Petroleum Corp.	352,570	21,101,315
Par Pacific Holdings Inc.(a)(b)	16,446	292,903
PBF Energy Inc., Class A	65,554	2,041,352
Phillips 66	219,576	20,897,048
Valero Energy Corp.	148,925	12,633,308
World Fuel Services Corp.	36,742	1,061,476

		64,420,112

Oil & Gas Storage & Transportation — 4.9%
Cheniere Energy Inc.(a)	120,841	8,260,691
Targa Resources Corp.	125,415	5,210,993

		13,471,684

Total Common Stocks — 99.9% (Cost: $383,208,814)		276,194,814

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	12,895,332	12,900,490
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	311,415	311,415

		13,211,905

Total Short-Term Investments — 4.8% (Cost: $13,209,565)		13,211,905

Total Investments in Securities — 104.7% (Cost: $396,418,379)		289,406,719
Other Assets, Less Liabilities — (4.7)%		(12,957,009)

Net Assets — 100.0%		$276,449,710

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Oil & Gas Exploration & Production ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	12,218,727	676,605	12,895,332	$12,900,490	$110,833	(b)	$6,637		$2,643
BlackRock Cash Funds: Treasury, SL Agency Shares	364,408	(52,993)	311,415	311,415	6,059		—		—

				$13,211,905	$116,892		$6,637		$2,643

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$276,194,814	$—	$—	$276,194,814
Money Market Funds	13,211,905	—	—	13,211,905

	$289,406,719	$—	$—	$289,406,719

See notes to financial statements.

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® U.S. Oil Equipment & Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 17.7%
Diamond Offshore Drilling Inc.(a)(b)	96,815	$1,015,589
Ensco PLC, Class A	655,343	2,575,498
Helmerich & Payne Inc.	123,647	6,869,827
Nabors Industries Ltd.	489,365	1,683,416
Noble Corp. PLC(a)(b)	372,762	1,069,827
Patterson-UTI Energy Inc.	320,227	4,489,582
Rowan Companies PLC, Class A(a)	190,792	2,058,646
Transocean Ltd.(a)(b)	758,929	6,610,272
Unit Corp.(a)(b)	81,485	1,160,346

		27,533,003

Oil & Gas Equipment & Services — 82.0%
Apergy Corp.(a)	115,938	4,760,415
Archrock Inc.	195,467	1,911,667
Baker Hughes a GE Co.	254,577	7,056,874
C&J Energy Services Inc.(a)	92,084	1,429,144
Cactus Inc., Class A(a)	69,466	2,472,990
Core Laboratories NV	66,423	4,578,537
Dril-Quip Inc.(a)(b)	54,539	2,500,613
Exterran Corp.(a)	47,405	798,774
Forum Energy Technologies Inc.(a)	146,537	748,804
Frank’s International NV(a)	129,391	803,518
Halliburton Co.	969,530	28,407,229
Helix Energy Solutions Group Inc.(a)(b)	209,622	1,658,110
Keane Group Inc.(a)	78,047	849,932
KLX Energy Services Holdings Inc.(a)	33,517	842,617
Liberty Oilfield Services Inc., Class A	59,298	912,596
Matrix Service Co.(a)	44,919	879,514
McDermott International Inc.(a)(b)	270,982	2,016,106
National Oilwell Varco Inc.(b)	245,256	6,533,620
Newpark Resources Inc.(a)(b)	139,566	1,278,425
Oceaneering International Inc.(a)	148,140	2,336,168
Oil States International Inc.(a)(b)	90,675	1,537,848
ProPetro Holding Corp.(a)	111,199	2,506,425
RPC Inc.	86,987	992,522
Schlumberger Ltd.	781,625	34,055,401

Security	Shares	Value

Oil & Gas Equipment & Services (continued)
SEACOR Holdings Inc.(a)(b)	25,846	$1,092,769
Select Energy Services Inc., Class A(a)(b)	100,206	1,204,476
Superior Energy Services Inc.(a)	237,750	1,110,293
TechnipFMC PLC	304,590	7,163,957
TETRA Technologies Inc.(a)(b)	281,220	658,055
Tidewater Inc.(a)(b)	46,588	1,080,376
U.S. Silica Holdings Inc.	109,643	1,903,402
Weatherford International PLC(a)	1,746,769	1,219,245

		127,300,422

Total Common Stocks — 99.7% (Cost: $227,177,876)		154,833,425

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	9,085,181	9,088,815
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	166,337	166,337

		9,255,152

Total Short-Term Investments — 6.0% (Cost: $9,252,351)		9,255,152

Total Investments in Securities — 105.7% (Cost: $236,430,227)		164,088,577
Other Assets, Less Liabilities — (5.7)%		(8,850,130)

Net Assets — 100.0%		$155,238,447

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	33,190,669	(24,105,488)	9,085,181	$9,088,815	$146,642	(b)	$7,011		$4,830
BlackRock Cash Funds: Treasury, SL Agency Shares	205,649	(39,312)	166,337	166,337	4,813		—		—

				$9,255,152	$151,455		$7,011		$4,830

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Oil Equipment & Services ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$154,833,425	$—	$—	$154,833,425
Money Market Funds	9,255,152	—	—	9,255,152

	$164,088,577	$—	$—	$164,088,577

See notes to financial statements.

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® U.S. Pharmaceuticals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 3.8%
AMAG Pharmaceuticals Inc.(a)(b)	85,215	$1,097,569
Amicus Therapeutics Inc.(a)(b)	346,941	4,718,398
Ironwood Pharmaceuticals Inc.(a)(b)	246,405	3,333,860
Madrigal Pharmaceuticals Inc.(a)	15,728	1,970,089
Spectrum Pharmaceuticals Inc.(a)(b)	167,929	1,795,161
Vanda Pharmaceuticals Inc.(a)	83,771	1,541,386

		14,456,463

Pharmaceuticals — 96.1%
Aerie Pharmaceuticals Inc.(a)(b)	62,274	2,958,016
Akorn Inc.(a)	289,441	1,018,832
Allergan PLC	114,705	16,793,959
Amneal Pharmaceuticals Inc.(a)	126,279	1,789,373
Amphastar Pharmaceuticals Inc.(a)	75,643	1,545,386
Assertio Therapeutics Inc.(a)(b)	247,721	1,255,945
Bristol-Myers Squibb Co.	298,225	14,228,315
Catalent Inc.(a)(b)	231,896	9,412,659
Corcept Therapeutics Inc.(a)(b)	166,199	1,951,176
Cymabay Therapeutics Inc.(a)	179,645	2,385,686
Dermira Inc.(a)	138,084	1,871,038
Elanco Animal Health Inc.(a)	582,197	18,671,058
Eli Lilly & Co.	116,695	15,142,343
Endo International PLC(a)	318,130	2,554,584
Horizon Pharma PLC(a)(b)	289,588	7,653,811
Innoviva Inc.(a)	111,543	1,564,948
Intersect ENT Inc.(a)	56,409	1,813,549
Intra-Cellular Therapies Inc.(a)	104,153	1,268,584
Jazz Pharmaceuticals PLC(a)(b)	90,270	12,904,096
Johnson & Johnson	588,146	82,216,929
Mallinckrodt PLC(a)	133,032	2,892,116
Medicines Co. (The)(a)(b)	104,718	2,926,868
Merck & Co. Inc.	202,588	16,849,244
Mylan NV(a)	571,689	16,201,666
MyoKardia Inc.(a)	53,247	2,768,312
Omeros Corp.(a)(b)	106,790	1,854,942
Pacira Pharmaceuticals Inc./DE(a)(b)	65,484	2,492,321
Perrigo Co. PLC	199,047	9,586,104

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer Inc.	1,935,883	$82,216,951
Phibro Animal Health Corp., Class A	46,820	1,545,060
Prestige Consumer Healthcare Inc.(a)(b)	82,494	2,467,396
Reata Pharmaceuticals Inc., Class A(a)	29,397	2,512,562
Revance Therapeutics Inc.(a)	84,900	1,338,024
TherapeuticsMD Inc.(a)(b)	403,434	1,964,724
Theravance Biopharma Inc.(a)(b)	70,004	1,586,991
WaVe Life Sciences Ltd.(a)	37,203	1,445,337
Zoetis Inc.	167,496	16,861,822
Zogenix Inc.(a)(b)	66,802	3,674,778

		370,185,505

Total Common Stocks — 99.9% (Cost: $390,631,840)		384,641,968

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	24,093,367	24,103,004
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	188,281	188,281

		24,291,285

Total Short-Term Investments — 6.3% (Cost: $24,284,023)		24,291,285

Total Investments in Securities — 106.2% (Cost: $414,915,863)		408,933,253
Other Assets, Less Liabilities — (6.2)%		(23,819,425)

Net Assets — 100.0%		$385,113,828

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	63,400,709	(39,307,342)	24,093,367	$24,103,004	$737,568	(b)	$10,290		$7,262
BlackRock Cash Funds: Treasury, SL Agency Shares	283,133	(94,852)	188,281	188,281	7,725		—		—

				$24,291,285	$745,293		$10,290		$7,262

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Pharmaceuticals ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$384,641,968	$—	$—	$384,641,968
Money Market Funds	24,291,285	—	—	24,291,285

	$408,933,253	$—	$—	$408,933,253

See notes to financial statements.

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 3.6%
Colony Capital Inc.	1,970,962	$10,485,518
Lexington Realty Trust	842,942	7,637,054
Liberty Property Trust	594,567	28,788,934
STORE Capital Corp.	792,530	26,549,755
VEREIT Inc.	3,888,854	32,549,708
Washington REIT	293,310	8,324,138
WP Carey Inc.	647,230	50,697,526

		165,032,633

Health Care REITs — 9.2%
HCP Inc.	1,919,860	60,091,618
Healthcare Realty Trust Inc.	506,182	16,253,504
Healthcare Trust of America Inc., Class A	824,860	23,582,747
Medical Properties Trust Inc.	1,531,252	28,343,475
National Health Investors Inc.	171,771	13,492,612
Omega Healthcare Investors Inc.	820,694	31,309,476
Physicians Realty Trust	732,636	13,780,883
Sabra Health Care REIT Inc.	719,319	14,005,141
Senior Housing Properties Trust	964,139	11,357,558
Ventas Inc.	1,431,268	91,329,211
Welltower Inc.	1,552,490	120,473,224

		424,019,449

Hotel & Resort REITs — 4.1%
Apple Hospitality REIT Inc.	869,401	14,171,236
DiamondRock Hospitality Co.	817,371	8,852,128
Hospitality Properties Trust	660,791	17,385,411
Host Hotels & Resorts Inc.	2,975,436	56,235,741
Park Hotels & Resorts Inc.	808,526	25,128,988
Pebblebrook Hotel Trust	524,479	16,290,318
RLJ Lodging Trust	706,652	12,415,876
Ryman Hospitality Properties Inc.	207,129	17,034,289
Sunstone Hotel Investors Inc.	923,226	13,294,454
Xenia Hotels & Resorts Inc.	453,276	9,931,277

		190,739,718

Industrial REITs — 5.7%
Duke Realty Corp.	1,443,516	44,142,719
EastGroup Properties Inc.	147,539	16,471,254
First Industrial Realty Trust Inc.	508,719	17,988,304
Prologis Inc.	2,532,968	182,247,048

		260,849,325

Mortgage REITs — 4.7%
AGNC Investment Corp.	2,154,990	38,789,820
Annaly Capital Management Inc.	5,625,903	56,202,771
Blackstone Mortgage Trust Inc., Class A	497,309	17,186,999
Chimera Investment Corp.	755,623	14,160,375
Invesco Mortgage Capital Inc.	518,383	8,190,451
MFA Financial Inc.	1,810,100	13,159,427
New Residential Investment Corp.	1,644,055	27,800,970
Starwood Property Trust Inc.	1,106,422	24,728,532
Two Harbors Investment Corp.	1,090,806	14,758,605

		214,977,950

Office REITs — 9.6%
Alexandria Real Estate Equities Inc.	452,926	64,569,131
Boston Properties Inc.	620,903	83,126,494
Brandywine Realty Trust	710,770	11,272,812
Columbia Property Trust Inc.	472,761	10,641,850
Corporate Office Properties Trust	445,995	12,175,664
Cousins Properties Inc.	1,858,632	17,954,385

Security	Shares	Value

Office REITs (continued)
Douglas Emmett Inc.	649,781	$26,264,148
Equity Commonwealth	491,007	16,051,019
Highwoods Properties Inc.	416,098	19,465,064
Hudson Pacific Properties Inc.	620,059	21,342,431
JBG SMITH Properties	443,404	18,334,755
Kilroy Realty Corp.	405,684	30,815,757
Mack-Cali Realty Corp.	366,803	8,143,027
Paramount Group Inc.	813,323	11,541,053
Piedmont Office Realty Trust Inc., Class A	504,731	10,523,641
SL Green Realty Corp.	336,281	30,238,388
Vornado Realty Trust	696,735	46,987,808

		439,447,427

Real Estate Development — 0.4%
Howard Hughes Corp. (The)(a)	158,094	17,390,340

Real Estate Services — 2.1%
CBRE Group Inc., Class A(a)	1,255,056	62,062,519
Jones Lang LaSalle Inc.	183,369	28,271,833
Realogy Holdings Corp.(b)	461,478	5,260,849

		95,595,201

Research & Consulting Services — 1.5%
CoStar Group Inc.(a)	146,394	68,281,090

Residential REITs — 13.8%
American Campus Communities Inc.	550,624	26,198,690
American Homes 4 Rent, Class A	1,034,848	23,511,746
Apartment Investment & Management Co., Class A	613,044	30,829,983
AvalonBay Communities Inc.	556,523	111,710,862
Camden Property Trust	388,342	39,416,713
Equity LifeStyle Properties Inc.	361,312	41,297,962
Equity Residential	1,486,540	111,966,193
Essex Property Trust Inc.	263,942	76,342,584
Invitation Homes Inc.	1,370,503	33,344,338
Mid-America Apartment Communities Inc.	457,631	50,032,797
Sun Communities Inc.	347,145	41,143,625
UDR Inc.	1,107,461	50,345,177

		636,140,670

Retail REITs — 12.9%
Acadia Realty Trust	328,456	8,956,995
Brixmor Property Group Inc.	1,200,043	22,044,790
Federal Realty Investment Trust	298,794	41,188,753
Kimco Realty Corp.	1,693,269	31,325,476
Macerich Co. (The)	427,219	18,519,944
National Retail Properties Inc.	649,472	35,974,254
Realty Income Corp.	1,220,715	89,795,795
Regency Centers Corp.	673,066	45,425,224
Retail Properties of America Inc., Class A	865,966	10,556,126
Simon Property Group Inc.	1,241,453	226,205,151
SITE Centers Corp.	582,750	7,937,055
Spirit Realty Capital Inc.	345,204	13,714,955
Tanger Factory Outlet Centers Inc.	380,838	7,989,981
Taubman Centers Inc.	246,552	13,037,670
Urban Edge Properties	461,328	8,765,232
Weingarten Realty Investors	480,651	14,116,720

		595,554,121

Specialized REITs — 31.9%
American Tower Corp.	1,772,612	349,310,921
CoreCivic Inc.	482,322	9,381,163
CoreSite Realty Corp.	147,460	15,781,169
Crown Castle International Corp.	1,669,856	213,741,568

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
CubeSmart	748,664	$23,987,194
CyrusOne Inc.	434,965	22,809,564
Digital Realty Trust Inc.	835,105	99,377,495
EPR Properties	300,969	23,144,516
Equinix Inc.	334,769	151,703,920
Extra Space Storage Inc.(b)	511,518	52,128,799
Gaming and Leisure Properties Inc.	810,735	31,270,049
GEO Group Inc. (The)	489,858	9,405,274
Iron Mountain Inc.	1,150,666	40,802,616
Lamar Advertising Co., Class A	342,184	27,121,504
Life Storage Inc.	188,244	18,310,494
Outfront Media Inc.	560,379	13,112,869
PotlatchDeltic Corp.	272,704	10,305,484
Public Storage	603,029	131,327,656
Rayonier Inc.	520,353	16,401,526
SBA Communications Corp.(a)	452,418	90,329,778
Uniti Group Inc.	719,242	8,048,318
VICI Properties Inc.	1,447,460	31,670,425
Weyerhaeuser Co.	2,999,752	79,013,468

		1,468,485,770

Total Common Stocks — 99.5% (Cost: $4,802,116,511)		4,576,513,694

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	1,452,121	$1,452,701
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	10,692,893	10,692,893

		12,145,594

Total Short-Term Investments — 0.3% (Cost: $12,145,013)		12,145,594

Total Investments in Securities — 99.8% (Cost: $4,814,261,524)		4,588,659,288
Other Assets, Less Liabilities — 0.2%		8,945,932

Net Assets — 100.0%		$4,597,605,220

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	144,114,090	(142,661,969)	1,452,121	$1,452,701	$430,727	(b)	$22,441		$581
BlackRock Cash Funds: Treasury, SL Agency Shares	3,517,084	7,175,809	10,692,893	10,692,893	139,123		—		—

				$12,145,594	$569,850		$22,441		$581

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate	667	06/21/19	$22,911	$203,954

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Real Estate ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$203,954

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$405,405

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$155,670

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$23,021,730

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,576,513,694	$—	$—	$4,576,513,694
Money Market Funds	12,145,594	—	—	12,145,594

	$4,588,659,288	$—	$—	$4,588,659,288

Derivative financial instruments(a)
Assets
Futures Contracts	$203,954	$—	$—	$203,954

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments March 31, 2019	iShares® U.S. Regional Banks ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Banks — 14.3%
U.S. Bancorp.	1,536,643	$74,050,826

Regional Banks — 83.6%
Associated Banc-Corp.	167,928	3,585,263
BancorpSouth Bank	92,467	2,609,419
Bank of Hawaii Corp.	42,112	3,321,372
Bank OZK	123,525	3,579,755
BankUnited Inc.	101,306	3,383,620
BB&T Corp.	779,926	36,289,957
BOK Financial Corp.	32,354	2,638,469
Cathay General Bancorp.	77,966	2,643,827
Chemical Financial Corp.	73,040	3,006,326
CIT Group Inc.	103,011	4,941,438
Citizens Financial Group Inc.	470,200	15,281,500
Comerica Inc.	162,389	11,906,362
Commerce Bancshares Inc.	100,769	5,850,648
Cullen/Frost Bankers Inc.	64,314	6,242,960
East West Bancorp. Inc.	148,017	7,100,376
Fifth Third Bancorp.	786,155	19,826,829
First Citizens BancShares Inc./NC, Class A	8,927	3,635,074
First Financial Bankshares Inc.	69,299	4,004,096
First Horizon National Corp.	325,186	4,546,100
First Republic Bank/CA(a)	168,292	16,906,614
FNB Corp.	331,580	3,514,748
Fulton Financial Corp.	173,184	2,680,888
Glacier Bancorp. Inc.	86,323	3,458,963
Hancock Whitney Corp.	87,559	3,537,384
Home BancShares Inc./AR	158,591	2,786,444
Huntington Bancshares Inc./OH	1,069,118	13,556,416
IBERIABANK Corp.	56,757	4,070,044
International Bancshares Corp.	55,524	2,111,578
Investors Bancorp. Inc.	239,871	2,842,471
KeyCorp	1,030,283	16,226,957
M&T Bank Corp.	141,478	22,214,876
PacWest Bancorp.	123,439	4,642,541
People’s United Financial Inc.	401,575	6,601,893
Pinnacle Financial Partners Inc.	74,472	4,073,618
PNC Financial Services Group Inc. (The)	463,279	56,825,802
Popular Inc.	102,126	5,323,828
Prosperity Bancshares Inc.	67,804	4,682,544
Regions Financial Corp.	1,039,404	14,707,567
Signature Bank/New York NY	56,259	7,205,090
Sterling Bancorp./DE	217,351	4,049,249
SunTrust Banks Inc.	452,700	26,822,475

Security	Shares	Value

Regional Banks (continued)
SVB Financial Group(b)	53,752	$11,952,295
Synovus Financial Corp.	162,471	5,582,504
TCF Financial Corp.	167,563	3,466,878
Texas Capital Bancshares Inc.(b)	51,219	2,796,045
Trustmark Corp.	66,448	2,234,646
UMB Financial Corp.	45,112	2,888,972
Umpqua Holdings Corp.	225,171	3,715,322
United Bankshares Inc./WV	104,334	3,781,064
Valley National Bancorp.	339,235	3,249,871
Webster Financial Corp.	94,304	4,778,384
Western Alliance Bancorp.(b)	98,662	4,049,089
Wintrust Financial Corp.	57,741	3,887,702
Zions Bancorp. N.A.	190,111	8,632,941

		434,251,094

Thrifts & Mortgage Finance — 1.9%
Capitol Federal Financial Inc.	144,023	1,922,707
New York Community Bancorp. Inc.	477,100	5,520,047
Washington Federal Inc.	82,689	2,388,885

		9,831,639

Total Common Stocks — 99.8% (Cost: $581,676,555)		518,133,559

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	14,309,836	14,315,560
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	624,950	624,950

		14,940,510

Total Short-Term Investments — 2.9% (Cost: $14,940,245)		14,940,510

Total Investments in Securities — 102.7% (Cost: $596,616,800)		533,074,069
Other Assets, Less Liabilities — (2.7)%		(13,985,809)

Net Assets — 100.0%		$519,088,260

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Regional Banks ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	14,309,836	(b)	—	14,309,836	$14,315,560	$9,699	(c)	$(121)		$265
BlackRock Cash Funds: Treasury, SL Agency Shares	421,578	203,372	(b)	—	624,950	624,950	17,242		—		—
PNC Financial Services Group Inc. (The)(d)	735,003	136,582		(408,306)	463,279	N/A	2,300,141		5,447,221		(19,030,802)

						$14,940,510	$2,327,082		$5,447,100		$(19,030,537)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$518,133,559	$—	$—	$518,133,559
Money Market Funds	14,940,510	—	—	14,940,510

	$533,074,069	$—	$—	$533,074,069

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments March 31, 2019	iShares® U.S. Telecommunications ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Alternative Carriers — 7.3%
CenturyLink Inc.	1,265,429	$15,172,494
Globalstar Inc.(a)(b)	2,933,277	1,261,309
Iridium Communications Inc.(a)(b)	150,040	3,967,058
ORBCOMM Inc.(a)(b)	184,702	1,252,279
Vonage Holdings Corp.(a)	339,076	3,404,323
Zayo Group Holdings Inc.(a)	310,374	8,820,829

		33,878,292

Communications Equipment — 53.0%
Acacia Communications Inc.(a)	52,215	2,994,530
ADTRAN Inc.	123,618	1,693,567
Applied Optoelectronics Inc.(a)(b)	59,285	723,277
Arista Networks Inc.(a)	71,315	22,425,715
ARRIS International PLC(a)	251,490	7,949,599
CalAmp Corp.(a)	94,393	1,187,464
Ciena Corp.(a)	221,013	8,252,625
Cisco Systems Inc.	1,949,834	105,271,538
CommScope Holding Co. Inc.(a)	295,618	6,423,779
Comtech Telecommunications Corp.	59,460	1,380,661
EchoStar Corp., Class A(a)	73,221	2,668,905
Extreme Networks Inc.(a)	272,118	2,038,164
F5 Networks Inc.(a)	91,328	14,332,103
Finisar Corp.(a)(b)	181,156	4,197,385
Juniper Networks Inc.	534,620	14,151,391
Lumentum Holdings Inc.(a)(b)	116,927	6,611,053
Motorola Solutions Inc.	139,886	19,642,792
NETGEAR Inc.(a)	50,965	1,687,961
NetScout Systems Inc.(a)	107,634	3,021,286
Plantronics Inc.	59,165	2,728,098
Quantenna Communications Inc.(a)	42,523	1,034,585
Ubiquiti Networks Inc.(b)	29,251	4,379,167
ViaSat Inc.(a)	87,357	6,770,168
Viavi Solutions Inc.(a)(b)	350,327	4,337,048

		245,902,861

Consumer Electronics — 3.5%
Garmin Ltd.	186,322	16,088,905

Integrated Telecommunication Services — 28.7%
AT&T Inc.	675,942	21,197,541
ATN International Inc.	23,294	1,313,549

Security	Shares	Value

Integrated Telecommunication Services (continued)
Cincinnati Bell Inc.(a)	133,666	$1,275,174
Consolidated Communications Holdings Inc.	156,850	1,711,233
Frontier Communications Corp.(a)(b)	366,944	730,218
Verizon Communications Inc.	1,809,409	106,990,355

		133,218,070

Wireless Telecommunication Services — 7.4%
Shenandoah Telecommunications Co.	70,820	3,141,575
Spok Holdings Inc.	68,571	933,937
Sprint Corp.(a)(b)	877,530	4,958,044
T-Mobile U.S. Inc.(a)	277,210	19,155,211
Telephone & Data Systems Inc.	144,052	4,426,718
U.S. Cellular Corp.(a)	31,970	1,467,743

		34,083,228

Total Common Stocks — 99.9% (Cost: $460,296,973)		463,171,356

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	12,387,089	12,392,044
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	676,827	676,827

		13,068,871

Total Short-Term Investments — 2.8% (Cost: $13,065,699)		13,068,871

Total Investments in Securities — 102.7% (Cost: $473,362,672)		476,240,227
Other Assets, Less Liabilities — (2.7)%		(12,484,039)

Net Assets — 100.0%		$463,756,188

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	22,065,570	(9,678,481)	12,387,089	$12,392,044	$527,550	(b)	$6,530		$3,172
BlackRock Cash Funds: Treasury, SL Agency Shares	220,691	456,136	676,827	676,827	8,396		—		—

				$13,068,871	$535,946		$6,530		$3,172

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® U.S. Telecommunications ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$463,171,356	$—	$—	$463,171,356
Money Market Funds	13,068,871	—	—	13,068,871

	$476,240,227	$—	$—	$476,240,227

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	63

Statements of Assets and Liabilities

March 31, 2019

	iShares Focused Value Factor ETF	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$31,566,702	$5,018,370,719	$217,575,925	$797,435,865
Affiliated(c)	15,976	180,335,878	1,865,264	31,768,988
Receivables:
Securities lending income — Affiliated	—	47,867	437	8,388
Dividends	26,999	406,510	40,060	187,700

Total assets	31,609,677	5,199,160,974	219,481,686	829,400,941

LIABILITIES
Collateral on securities loaned, at value	—	177,678,428	1,759,550	30,976,993
Payables:
Capital shares redeemed	—	—	—	195,907
Investment advisory fees	2,584	1,850,881	81,036	318,945

Total liabilities	2,584	179,529,309	1,840,586	31,491,845

NET ASSETS	$31,607,093	$5,019,631,665	$217,641,100	$797,909,096

NET ASSETS CONSIST OF:
Paid-in capital	$32,132,430	$4,898,165,279	$272,858,350	$1,004,485,539
Accumulated earnings (loss)	(525,337)	121,466,386	(55,217,250)	(206,576,443)

NET ASSETS	$31,607,093	$5,019,631,665	$217,641,100	$797,909,096

Shares outstanding	650,000	25,150,000	3,700,000	4,750,000

Net asset value	$48.63	$199.59	$58.82	$167.98

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$172,362,743	$1,725,350	$30,614,530
(b) Investments, at cost — Unaffiliated	$32,116,454	$4,696,827,598	$245,135,438	$882,780,745
(c) Investments, at cost — Affiliated	$15,976	$180,293,013	$1,864,678	$31,758,812

See notes to financial statements.

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

March 31, 2019

	iShares U.S. Home Construction ETF	iShares U.S. Infrastructure ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,146,550,312	$5,251,411	$98,542,016	$3,647,138,957
Affiliated(c)	48,834,515	43,162	374,694	106,733,381
Receivables:
Investments sold	—	—	158,308	—
Securities lending income — Affiliated	13,201	28	114	136,204
Dividends	544,313	5,998	135,077	3,884,494

Total assets	1,195,942,341	5,300,599	99,210,209	3,757,893,036

LIABILITIES
Collateral on securities loaned, at value	47,773,409	36,901	180,855	99,916,441
Payables:
Investments purchased	—	—	353,902	—
Capital shares redeemed	123,324	—	—	—
Investment advisory fees	388,992	1,789	38,792	1,242,691

Total liabilities	48,285,725	38,690	573,549	101,159,132

NET ASSETS	$1,147,656,616	$5,261,909	$98,636,660	$3,656,733,904

NET ASSETS CONSIST OF:
Paid-in capital	$1,392,314,087	$5,014,812	$95,096,253	$3,402,252,671
Accumulated earnings (loss)	(244,657,471)	247,097	3,540,407	254,481,233

NET ASSETS	$1,147,656,616	$5,261,909	$98,636,660	$3,656,733,904

Shares outstanding	32,550,000	200,000	1,550,000	15,800,000

Net asset value	$35.26	$26.31	$63.64	$231.44

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$46,325,708	$35,635	$178,106	$98,032,898
(b) Investments, at cost — Unaffiliated	$1,333,664,613	$4,952,217	$93,466,122	$3,323,703,446
(c) Investments, at cost — Affiliated	$48,820,270	$43,161	$374,664	$106,701,197

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Assets and Liabilities  (continued)

March 31, 2019

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Real Estate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$276,194,814	$154,833,425	$384,641,968	$4,576,513,694
Affiliated(c)	13,211,905	9,255,152	24,291,285	12,145,594
Cash	—	—	—	300,812
Cash pledged:
Futures contracts	—	—	—	1,023,000
Receivables:
Investments sold	—	373,959	350,544	—
Securities lending income — Affiliated	6,177	2,734	155,215	1,673
Capital shares sold	—	—	—	1,547,501
Dividends	30,787	373,483	261,179	19,619,691

Total assets	289,443,683	164,838,753	409,700,191	4,611,151,965

LIABILITIES
Collateral on securities loaned, at value	12,893,206	9,084,906	24,087,667	1,418,935
Payables:
Investments purchased	—	459,376	356,944	5,667,497
Variation margin on futures contracts	—	—	—	55,339
Capital shares redeemed	—	—	—	4,700,645
Investment advisory fees	100,767	56,024	141,752	1,704,329

Total liabilities	12,993,973	9,600,306	24,586,363	13,546,745

NET ASSETS	$276,449,710	$155,238,447	$385,113,828	$4,597,605,220

NET ASSETS CONSIST OF:
Paid-in capital	$488,966,506	$427,101,700	$548,061,742	$4,883,644,219
Accumulated loss	(212,516,796)	(271,863,253)	(162,947,914)	(286,038,999)

NET ASSETS	$276,449,710	$155,238,447	$385,113,828	$4,597,605,220

Shares outstanding	4,750,000	6,150,000	2,500,000	52,850,000

Net asset value	$58.20	$25.24	$154.05	$86.99

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$12,522,151	$8,842,840	$23,660,542	$1,348,690
(b) Investments, at cost — Unaffiliated	$383,208,814	$227,177,876	$390,631,840	$4,802,116,511
(c) Investments, at cost — Affiliated	$13,209,565	$9,252,351	$24,284,023	$12,145,013

See notes to financial statements.

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

March 31, 2019

	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$518,133,559	$463,171,356
Affiliated(c)	14,940,510	13,068,871
Receivables:
Investments sold	322,628	—
Securities lending income — Affiliated	4,169	12,950
Dividends	1,560,929	86,421

Total assets	534,961,795	476,339,598

LIABILITIES
Collateral on securities loaned, at value	14,315,352	12,373,163
Payables:
Investments purchased	1,356,981	—
Capital shares redeemed	—	34,651
Investment advisory fees	201,202	175,596

Total liabilities	15,873,535	12,583,410

NET ASSETS	$519,088,260	$463,756,188

NET ASSETS CONSIST OF:
Paid-in capital	$596,551,577	$666,979,859
Accumulated loss	(77,463,317)	(203,223,671)

NET ASSETS	$519,088,260	$463,756,188

Shares outstanding	11,950,000	15,600,000

Net asset value	$43.44	$29.73

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$13,962,333	$10,551,584
(b) Investments, at cost — Unaffiliated	$581,676,555	$460,296,973
(c) Investments, at cost — Affiliated	$14,940,245	$13,065,699

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Statements of Operations

Year Ended March 31, 2019

	iShares Focused Value Factor ETF (a)	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$26,988	$71,126,396	$5,844,496	$5,699,182
Dividends — Affiliated	11	1,144,837	7,644	35,954
Securities lending income — Affiliated — net	—	573,816	30,568	149,986

Total investment income	26,999	72,845,049	5,882,708	5,885,122

EXPENSES
Investment advisory fees	2,584	23,331,067	1,386,691	3,478,792

Total expenses	2,584	23,331,067	1,386,691	3,478,792

Net investment income	24,415	49,513,982	4,496,017	2,406,330

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(150,043,630)	(10,163,163)	(80,561,939)
Investments — Affiliated	—	(16,575,995)	1,964	2,653
In-kind redemptions — Unaffiliated	—	826,159,059	28,364,639	170,762,111
In-kind redemptions — Affiliated	—	2,972,280	—	—

Net realized gain	—	662,511,714	18,203,440	90,202,825

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(549,752)	(718,578,297)	(53,672,756)	(112,381,634)
Investments — Affiliated	—	20,158,852	860	12,132

Net change in unrealized appreciation (depreciation)	(549,752)	(698,419,445)	(53,671,896)	(112,369,502)

Net realized and unrealized loss	(549,752)	(35,907,731)	(35,468,456)	(22,166,677)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(525,337)	$13,606,251	$(30,972,439)	$(19,760,347)

(a)	For the period from March 19, 2019 (commencement of operations) to March 31, 2019.

See notes to financial statements.

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended March 31, 2019

	iShares U.S. Home Construction ETF	iShares U.S. Infrastructure ETF	(a)	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$10,549,160	$70,357		$2,609,971	$19,274,728
Dividends — Affiliated	22,213	118		2,791	60,657
Securities lending income — Affiliated — net	130,658	227		10,202	752,933

Total investment income	10,702,031	70,702		2,622,964	20,088,318

EXPENSES
Investment advisory fees	4,768,073	13,679		471,811	11,341,826

Total expenses	4,768,073	13,679		471,811	11,341,826

Net investment income	5,933,958	57,023		2,151,153	8,746,492

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(73,672,221)	3,196		(520,240)	(77,030,839)
Investments — Affiliated	2,604	26		5	3,535
In-kind redemptions — Unaffiliated	18,745,184	—		8,037,935	449,914,830

Net realized gain (loss)	(54,924,433)	3,222		7,517,700	372,887,526

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(74,110,396)	299,194		(8,524,101)	159,616,196
Investments — Affiliated	15,879	1		83	34,653

Net change in unrealized appreciation (depreciation)	(74,094,517)	299,195		(8,524,018)	159,650,849

Net realized and unrealized gain (loss)	(129,018,950)	302,417		(1,006,318)	532,538,375

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(123,084,992)	$359,440		$1,144,835	$541,284,867

(a)	For the period from April 3, 2018 (commencement of operations) to March 31, 2019.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	69

Statements of Operations  (continued)

Year Ended March 31, 2019

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$6,058,629	$3,601,243	$5,473,512	$126,396,098
Dividends — Affiliated	6,059	4,813	7,725	139,123
Interest — Unaffiliated	—	—	—	5,877
Securities lending income — Affiliated — net	110,833	146,642	737,568	430,727
Foreign taxes withheld	—	(25,327)	—	—

Total investment income	6,175,521	3,727,371	6,218,805	126,971,825

EXPENSES
Investment advisory fees	1,841,405	1,041,699	1,706,911	16,465,653

Total expenses	1,841,405	1,041,699	1,706,911	16,465,653

Net investment income	4,334,116	2,685,672	4,511,894	110,506,172

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(31,910,862)	(74,605,599)	(70,082,889)	(52,820,575)
Investments — Affiliated	6,637	7,011	10,290	22,441
In-kind redemptions — Unaffiliated	14,664,478	(12,904,766)	19,594,256	160,626,213
Futures contracts	—	—	—	405,405

Net realized gain (loss)	(17,239,747)	(87,503,354)	(50,478,343)	108,233,484

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(34,544,979)	12,616,903	63,305,511	390,743,810
Investments — Affiliated	2,643	4,830	7,262	581
Futures contracts	—	—	—	155,670

Net change in unrealized appreciation (depreciation)	(34,542,336)	12,621,733	63,312,773	390,900,061

Net realized and unrealized gain (loss)	(51,782,083)	(74,881,621)	12,834,430	499,133,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(47,447,967)	$(72,195,949)	$17,346,324	$609,639,717

See notes to financial statements.

70	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended March 31, 2019

	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$17,048,618	$9,048,647
Dividends — Affiliated	2,317,383	8,396
Securities lending income — Affiliated — net	9,699	527,550
Foreign taxes withheld	(14,018)	—

Total investment income	19,361,682	9,584,593

EXPENSES
Investment advisory fees	3,277,841	1,886,454

Total expenses	3,277,841	1,886,454

Net investment income	16,083,841	7,698,139

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(8,059,862)	(33,406,270)
Investments — Affiliated	(1,115,859)	6,530
In-kind redemptions — Unaffiliated	30,681,545	47,788,395
In-kind redemptions — Affiliated	6,562,959	—

Net realized gain	28,068,783	14,388,655

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(114,664,623)	22,985,135
Investments — Affiliated	(19,030,537)	3,172

Net change in unrealized appreciation (depreciation)	(133,695,160)	22,988,307

Net realized and unrealized gain (loss)	(105,626,377)	37,376,962

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(89,542,536)	$45,075,101

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Statements of Changes in Net Assets

	iShares Focused Value Factor ETF	iShares U.S. Aerospace & Defense ETF
	Period From 03/19/19 to 03/31/19 (a)	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,415	$49,513,982	$36,657,319
Net realized gain	—	662,511,714	323,495,720
Net change in unrealized appreciation (depreciation)	(549,752)	(698,419,445)	816,551,792

Net increase (decrease) in net assets resulting from operations	(525,337)	13,606,251	1,176,704,831

DISTRIBUTIONS TO SHAREHOLDERS(b)(c)
Decrease in net assets resulting from distributions to shareholders	—	(57,441,285)	(45,743,988)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	32,132,430	(686,263,213)	2,044,679,047

NET ASSETS(c)
Total increase (decrease) in net assets	31,607,093	(730,098,247)	3,175,639,890
Beginning of period	—	5,749,729,912	2,574,090,022

End of period	$31,607,093	$5,019,631,665	$5,749,729,912

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

72	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Asset  (continued)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF		iShares U.S. Healthcare Providers ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,496,017	$2,634,158	$2,406,330	$1,228,609
Net realized gain	18,203,440	16,857,788	90,202,825	29,910,211
Net change in unrealized appreciation (depreciation)	(53,671,896)	19,476,714	(112,369,502)	50,883,241

Net increase (decrease) in net assets resulting from operations	(30,972,439)	38,968,660	(19,760,347)	82,022,061

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(4,982,516)	(2,760,426)	(34,031,357)	(1,224,966)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(93,559,287)	139,060,154	380,449,961	(139,321,192)

NET ASSETS(b)
Total increase (decrease) in net assets	(129,514,242)	175,268,388	326,658,257	(58,524,097)
Beginning of year	347,155,342	171,886,954	471,250,839	529,774,936

End of year	$217,641,100	$347,155,342	$797,909,096	$471,250,839

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	73

Statements of Changes in Net Assets  (continued)

	iShares U.S. Home Construction ETF		iShares U.S. Infrastructure ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Period From 04/03/18 to 03/31/19 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,933,958	$6,389,999	$57,023
Net realized gain (loss)	(54,924,433)	518,163,563	3,222
Net change in unrealized appreciation (depreciation)	(74,094,517)	(140,111,247)	299,195

Net increase (decrease) in net assets resulting from operations	(123,084,992)	384,442,315	359,440

DISTRIBUTIONS TO SHAREHOLDERS(b)(c)
From net investment income and net realized gain	(6,028,083)	(6,502,047)	(112,343)
Return of capital	—	—	(242)

Decrease in net assets resulting from distributions to shareholders	(6,028,083)	(6,502,047)	(112,585)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(342,047,604)	(185,191,742)	5,015,054

NET ASSETS(c)
Total increase (decrease) in net assets	(471,160,679)	192,748,526	5,261,909
Beginning of period	1,618,817,295	1,426,068,769	—

End of period	$1,147,656,616	$1,618,817,295	$5,261,909

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

74	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares U.S. Insurance ETF		iShares U.S. Medical Devices ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,151,153	$3,187,641	$8,746,492	$5,631,637
Net realized gain	7,517,700	16,652,955	372,887,526	182,661,870
Net change in unrealized appreciation (depreciation)	(8,524,018)	(4,516,040)	159,650,849	89,109,140

Net increase in net assets resulting from operations	1,144,835	15,324,556	541,284,867	277,402,647

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(2,145,705)	(3,217,914)	(6,956,266)	(4,547,295)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(32,664,647)	(46,068,282)	1,403,032,787	394,137,172

NET ASSETS(b)
Total increase (decrease) in net assets	(33,665,517)	(33,961,640)	1,937,361,388	666,992,524
Beginning of year	132,302,177	166,263,817	1,719,372,516	1,052,379,992

End of year	$98,636,660	$132,302,177	$3,656,733,904	$1,719,372,516

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	75

Statements of Changes in Net Assets  (continued)

	iShares U.S. Oil & Gas Exploration & Production ETF		iShares U.S. Oil Equipment & Services ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,334,116	$3,658,681	$2,685,672	$7,063,780
Net realized loss	(17,239,747)	(16,630,580)	(87,503,354)	(51,104,896)
Net change in unrealized appreciation (depreciation)	(34,542,336)	32,246,663	12,621,733	(4,439,503)

Net increase (decrease) in net assets resulting from operations	(47,447,967)	19,274,764	(72,195,949)	(48,480,619)

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(5,694,353)	(4,228,265)	(2,867,183)	(7,102,619)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(35,814,291)	(68,595,660)	26,113,948	9,337,248

NET ASSETS(b)
Total decrease in net assets	(88,956,611)	(53,549,161)	(48,949,184)	(46,245,990)
Beginning of year	365,406,321	418,955,482	204,187,631	250,433,621

End of year	$276,449,710	$365,406,321	$155,238,447	$204,187,631

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

76	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares U.S. Pharmaceuticals ETF		iShares U.S. Real Estate ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,511,894	$8,958,332	$110,506,172	$118,067,766
Net realized gain (loss)	(50,478,343)	6,792,800	108,233,484	110,496,470
Net change in unrealized appreciation (depreciation)	63,312,773	(5,652,890)	390,900,061	(232,393,182)

Net increase (decrease) in net assets resulting from operations	17,346,324	10,098,242	609,639,717	(3,828,946)

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(4,607,197)	(8,915,412)	(138,914,692)	(158,914,495)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(17,713,342)	(328,193,119)	530,138,554	(849,037,007)

NET ASSETS(b)
Total increase (decrease) in net assets	(4,974,215)	(327,010,289)	1,000,863,579	(1,011,780,448)
Beginning of year	390,088,043	717,098,332	3,596,741,641	4,608,522,089

End of year	$385,113,828	$390,088,043	$4,597,605,220	$3,596,741,641

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	77

Statements of Changes in Net Assets  (continued)

	iShares U.S. Regional Banks ETF		iShares U.S. Telecommunications ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,083,841	$12,485,162	$7,698,139	$9,961,584
Net realized gain (loss)	28,068,783	33,148,242	14,388,655	(121,542,006)
Net change in unrealized appreciation (depreciation)	(133,695,160)	42,432,034	22,988,307	58,779,678

Net increase (decrease) in net assets resulting from operations	(89,542,536)	88,065,438	45,075,101	(52,800,744)

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(16,201,489)	(12,369,378)	(8,492,233)	(12,756,866)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(277,228,774)	78,407,965	110,577,068	(137,614,198)

NET ASSETS(b)
Total increase (decrease) in net assets	(382,972,799)	154,104,025	147,159,936	(203,171,808)
Beginning of year	902,061,059	747,957,034	316,596,252	519,768,060

End of year	$519,088,260	$902,061,059	$463,756,188	$316,596,252

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

78	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout the period)

	iShares Focused Value Factor ETF
	Period From 03/19/19 to 03/31/19	(a)

Net asset value, beginning of period	$49.43

Net investment income(b)	0.04
Net realized and unrealized loss(c)	(0.84)

Net decrease from investment operations	(0.80)

Net asset value, end of period	$48.63

Total Return
Based on net asset value	(1.62	)%(d)

Ratios to Average Net Assets
Total expenses	0.25	%(e)

Net investment income	2.36	%(e)

Supplemental Data
Net assets, end of period (000)	$31,607

Portfolio turnover rate(f)	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$197.93	$148.79	$116.90	$120.15		$108.61	$75.74

Net investment income(b)	1.78	1.55	1.71	1.05		1.46	1.04
Net realized and unrealized gain (loss)(c)	2.00	49.41	31.69	(3.26)		11.76	33.00

Net increase (decrease) from investment operations	3.78	50.96	33.40	(2.21)		13.22	34.04

Distributions(d)
From net investment income	(1.83)	(1.82)	(1.51)	(1.04)		(1.68)	(1.17)
From net realized gain	(0.29)	—	—	—		—	—

Total distributions	(2.12)	(1.82)	(1.51)	(1.04)		(1.68)	(1.17)

Net asset value, end of period	$199.59	$197.93	$148.79	$116.90		$120.15	$108.61

Total Return
Based on net asset value	1.91%	34.40%	28.70%	(1.84	)%(e)	12.28%	45.17%

Ratios to Average Net Assets
Total expenses	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.44%

Net investment income	0.90%	0.87%	1.24%	0.99	%(f)	1.29%	1.04%

Supplemental Data
Net assets, end of period (000)	$5,019,632	$5,749,730	$2,574,090	$637,129		$546,702	$385,560

Portfolio turnover rate(g)	38%	14%	14%	17	%(e)	15%	15%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

80	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$65.50	$51.31	$37.44	$42.46		$37.45	$27.62

Net investment income(b)	0.88	0.83	0.83	0.58		0.46	0.46
Net realized and unrealized gain (loss)(c)	(6.51)	14.15	13.77	(4.89)		5.02	9.83

Net increase (decrease) from investment operations	(5.63)	14.98	14.60	(4.31)		5.48	10.29

Distributions(d)
From net investment income	(1.05)	(0.79)	(0.73)	(0.71)		(0.47)	(0.46)

Total distributions	(1.05)	(0.79)	(0.73)	(0.71)		(0.47)	(0.46)

Net asset value, end of period	$58.82	$65.50	$51.31	$37.44		$42.46	$37.45

Total Return
Based on net asset value	(8.63)%	29.39%	39.27%	(10.23	)%(e)	14.68%	37.35%

Ratios to Average Net Assets
Total expenses	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	1.38%	1.44%	1.83%	1.53	%(f)	1.14%	1.32%

Supplemental Data
Net assets, end of period (000)	$217,641	$347,155	$171,887	$112,313		$297,222	$226,563

Portfolio turnover rate(g)	27%	13%	17%	26	%(e)	19%	36%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$157.08	$134.12	$121.98	$128.59		$94.83	$78.64

Net investment income(b)	0.54	0.35	0.31	0.24		0.21	0.18
Net realized and unrealized gain (loss)(c)	16.99	22.97	12.14	(6.58)		33.76	16.23

Net increase (decrease) from investment operations	17.53	23.32	12.45	(6.34)		33.97	16.41

Distributions(d)
From net investment income	(6.63)	(0.36)	(0.31)	(0.27)		(0.21)	(0.22)

Total distributions	(6.63)	(0.36)	(0.31)	(0.27)		(0.21)	(0.22)

Net asset value, end of period	$167.98	$157.08	$134.12	$121.98		$128.59	$94.83

Total Return
Based on net asset value	11.25%	17.40%	10.23%	(4.94	)%(e)	35.85%	20.89%

Ratios to Average Net Assets
Total expenses	0.43%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	0.29%	0.24%	0.25%	0.20	%(f)	0.18%	0.20%

Supplemental Data
Net assets, end of period (000)	$797,909	$471,251	$529,775	$676,989		$822,992	$426,719

Portfolio turnover rate(g)	48%	20%	12%	16	%(e)	12%	14%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

82	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$39.24	$31.97	$27.09	$25.90		$23.36	$24.25

Net investment income(b)	0.19	0.13	0.11	0.10		0.09	0.04
Net realized and unrealized gain (loss)(c)	(3.97)	7.28	4.89	1.19		2.54	(0.89)

Net increase (decrease) from investment operations	(3.78)	7.41	5.00	1.29		2.63	(0.85)

Distributions(d)
From net investment income	(0.20)	(0.14)	(0.12)	(0.10)		(0.09)	(0.04)

Total distributions	(0.20)	(0.14)	(0.12)	(0.10)		(0.09)	(0.04)

Net asset value, end of period	$35.26	$39.24	$31.97	$27.09		$25.90	$23.36

Total Return
Based on net asset value	(9.60)%	23.19%	18.50%	5.00	%(e)	11.28%	(3.49)%

Ratios to Average Net Assets
Total expenses	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	0.53%	0.34%	0.41%	0.39	%(f)	0.38%	0.17%

Supplemental Data
Net assets, end of period (000)	$1,147,657	$1,618,817	$1,426,069	$1,476,333		$2,011,455	$1,550,038

Portfolio turnover rate(g)	17%	18%	12%	14	%(e)	13%	23%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares U.S. Infrastructure ETF
	Period From 04/03/18 to 03/31/19	(a)

Net asset value, beginning of period	$25.31

Net investment income(b)	0.43
Net realized and unrealized gain(c)	1.24

Net increase from investment operations	1.67

Distributions(d)
From net investment income	(0.34)
From net realized gain	(0.33)
Return of capital	(0.00	)(e)

Total distributions	(0.67)

Net asset value, end of period	$26.31

Total Return
Based on net asset value	6.78	%(f)

Ratios to Average Net Assets
Total expenses	0.40	%(g)

Net investment income	1.67	%(g)

Supplemental Data
Net assets, end of period (000)	$5,262

Portfolio turnover rate(h)	43	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

84	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$64.54	$60.46	$49.91	$49.04		$46.26	$38.98

Net investment income(b)	1.23	1.18	1.03	0.87		0.75	0.64
Net realized and unrealized gain (loss)(c)	(0.89)	4.20	10.48	0.90		2.79	7.28

Net increase from investment operations	0.34	5.38	11.51	1.77		3.54	7.92

Distributions(d)
From net investment income	(1.24)	(1.30)	(0.96)	(0.90)		(0.76)	(0.64)

Total distributions	(1.24)	(1.30)	(0.96)	(0.90)		(0.76)	(0.64)

Net asset value, end of period	$63.64	$64.54	$60.46	$49.91		$49.04	$46.26

Total Return
Based on net asset value	0.60%	8.93%	23.25%	3.60	%(e)	7.67%	20.39%

Ratios to Average Net Assets
Total expenses	0.43%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	1.94%	1.85%	1.86%	1.89	%(f)	1.57%	1.45%

Supplemental Data
Net assets, end of period (000)	$98,637	$132,302	$166,264	$99,823		$120,146	$152,673

Portfolio turnover rate(g)	17%	12%	14%	10	%(e)	12%	6%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$184.88	$151.42	$122.48	$116.87		$95.07	$75.70

Net investment income(b)	0.69	0.66	0.69	0.67		0.73	0.52
Net realized and unrealized gain(c)	46.38	33.33	29.06	6.47		21.79	19.25

Net increase from investment operations	47.07	33.99	29.75	7.14		22.52	19.77

Distributions(d)
From net investment income	(0.51)	(0.53)	(0.81)	(1.53)		(0.72)	(0.40)

Total distributions	(0.51)	(0.53)	(0.81)	(1.53)		(0.72)	(0.40)

Net asset value, end of period	$231.44	$184.88	$151.42	$122.48		$116.87	$95.07

Total Return
Based on net asset value	25.50%	22.48%	24.36%	6.13	%(e)	23.75%	26.15%

Ratios to Average Net Assets
Total expenses	0.43%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	0.33%	0.38%	0.49%	0.61	%(f)	0.67%	0.59%

Supplemental Data
Net assets, end of period (000)	$3,656,734	$1,719,373	$1,052,380	$857,337		$765,524	$708,255

Portfolio turnover rate(g)	36%	15%	20%	17	%(e)	19%	44%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

86	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$63.55	$61.16	$51.96	$78.75		$90.37	$70.90

Net investment income(b)	0.67	0.56	0.55	0.96		1.00	0.78
Net realized and unrealized gain (loss)(c)	(5.11)	2.49	9.25	(26.76)		(11.65)	19.46

Net increase (decrease) from investment operations	(4.44)	3.05	9.80	(25.80)		(10.65)	20.24

Distributions(d)
From net investment income	(0.91)	(0.66)	(0.60)	(0.99)		(0.97)	(0.77)

Total distributions	(0.91)	(0.66)	(0.60)	(0.99)		(0.97)	(0.77)

Net asset value, end of period	$58.20	$63.55	$61.16	$51.96		$78.75	$90.37

Total Return
Based on net asset value	(7.06)%	5.09%	18.88%	(32.89	)%(e)	(11.80)%	28.72%

Ratios to Average Net Assets
Total expenses	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	1.00%	0.96%	0.93%	1.74	%(f)	1.21%	0.98%

Supplemental Data
Net assets, end of period (000)	$276,450	$365,406	$418,955	$368,947		$543,362	$483,476

Portfolio turnover rate(g)	12%	17%	8%	18	%(e)	7%	32%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF
	Year Ended 03/31/19	Year Ended 03/31/18		Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$32.41	$42.09		$35.72	$54.16		$70.65	$56.48

Net investment income(b)	0.34	1.18	(c)	0.33	0.71		0.93	0.55
Net realized and unrealized gain (loss)(d)	(7.14)	(9.61)		6.39	(18.42)		(16.48)	14.20

Net increase (decrease) from investment operations	(6.80)	(8.43)		6.72	(17.71)		(15.55)	14.75

Distributions(e)
From net investment income	(0.37)	(1.25)		(0.35)	(0.73)		(0.94)	(0.58)

Total distributions	(0.37)	(1.25)		(0.35)	(0.73)		(0.94)	(0.58)

Net asset value, end of period	$25.24	$32.41		$42.09	$35.72		$54.16	$70.65

Total Return
Based on net asset value	(21.10)%	(20.19	)%(f)	18.88%	(32.83	)%(g)	(22.07)%	26.25%

Ratios to Average Net Assets
Total expenses	0.42%	0.43%		0.44%	0.44	%(h)	0.43%	0.45%

Net investment income	1.09%	3.37	%(c)	0.81%	1.91	%(h)	1.52%	0.87%

Supplemental Data
Net assets, end of period (000)	$155,238	$204,188		$250,434	$233,938		$389,980	$579,369

Portfolio turnover rate(i)	35%	25%		27%	18	%(g)	14%	15%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from Baker Hughes Inc. Excluding such special distribution, the net investment income would have been $0.37 per share and 1.05% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (20.37)% for the year ended March 31, 2018.

(g)	Not annualized.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

88	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$147.20	$150.97	$137.03	$168.05		$129.31	$99.11

Net investment income(b)	1.73	2.25	1.28	1.54		1.53	1.23
Net realized and unrealized gain (loss)(c)	6.91	(3.75)	14.01	(29.40)		39.00	30.20

Net increase (decrease) from investment operations	8.64	(1.50)	15.29	(27.86)		40.53	31.43

Distributions(d)
From net investment income	(1.79)	(2.27)	(1.35)	(1.52)		(1.61)	(1.23)
From net realized gain	—	—	—	(1.64)		(0.18)	—

Total distributions	(1.79)	(2.27)	(1.35)	(3.16)		(1.79)	(1.23)

Net asset value, end of period	$154.05	$147.20	$150.97	$137.03		$168.05	$129.31

Total Return
Based on net asset value	5.88%	(1.05)%	11.19%	(16.84	)%(e)	31.58%	31.92%

Ratios to Average Net Assets
Total expenses	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	1.12%	1.47%	0.87%	1.03	%(f)	1.03%	1.09%

Supplemental Data
Net assets, end of period (000)	$385,114	$390,088	$717,098	$637,189		$1,167,951	$665,969

Portfolio turnover rate(g)	51%	23%	33%	31	%(e)	37%	31%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$75.48	$78.51	$77.88	$75.44		$69.75	$73.45

Net investment income(b)	2.28	2.22	2.19	1.84		1.92	2.03
Net realized and unrealized gain (loss)(c)	11.86	(2.36)	1.67	3.79		6.47	(3.16)

Net increase (decrease) from investment operations	14.14	(0.14)	3.86	5.63		8.39	(1.13)

Distributions(d)
From net investment income	(2.63)	(2.89)	(3.23)	(2.60)		(2.55)	(2.49)
From net realized gain	—	—	—	(0.59)		(0.15)	(0.08)

Total distributions	(2.63)	(2.89)	(3.23)	(3.19)		(2.70)	(2.57)

Net asset value, end of period	$86.99	$75.48	$78.51	$77.88		$75.44	$69.75

Total Return
Based on net asset value	19.09%	(0.29)%	5.03%	7.77	%(e)	12.14%	(1.23)%

Ratios to Average Net Assets
Total expenses	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	2.85%	2.80%	2.77%	2.72	%(f)	2.55%	3.04%

Supplemental Data
Net assets, end of period (000)	$4,597,605	$3,596,742	$4,608,522	$4,466,380		$4,937,495	$4,547,393

Portfolio turnover rate(g)	11%	13%	18%	13	%(e)	21%	27%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

90	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$50.39	$44.79	$31.79	$34.87		$33.02	$26.81

Net investment income(b)	1.01	0.80	0.71	0.63		0.61	0.55
Net realized and unrealized gain (loss)(c)	(6.91)	5.60	12.95	(3.04)		1.84	6.19

Net increase (decrease) from investment operations	(5.90)	6.40	13.66	(2.41)		2.45	6.74

Distributions(d)
From net investment income	(1.05)	(0.80)	(0.66)	(0.67)		(0.60)	(0.53)

Total distributions	(1.05)	(0.80)	(0.66)	(0.67)		(0.60)	(0.53)

Net asset value, end of period	$43.44	$50.39	$44.79	$31.79		$34.87	$33.02

Total Return
Based on net asset value	(11.79)%	14.42%	43.37%	(7.08	)%(e)	7.44%	25.24%

Ratios to Average Net Assets
Total expenses	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	2.08%	1.68%	1.79%	1.99	%(f)	1.80%	1.75%

Supplemental Data
Net assets, end of period (000)	$519,088	$902,061	$747,957	$410,119		$543,990	$458,915

Portfolio turnover rate(g)	10%	4%	6%	11	%(e)	5%	9%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$27.06	$32.38	$30.71	$30.75		$29.34	$26.77

Net investment income(b)	0.49	0.74	0.66	0.44		0.64	0.71
Net realized and unrealized gain (loss)(c)	2.71	(5.08)	1.87	0.12		1.43	2.66

Net increase (decrease) from investment operations	3.20	(4.34)	2.53	0.56		2.07	3.37

Distributions(d)
From net investment income	(0.53)	(0.98)	(0.86)	(0.60)		(0.66)	(0.80)

Total distributions	(0.53)	(0.98)	(0.86)	(0.60)		(0.66)	(0.80)

Net asset value, end of period	$29.73	$27.06	$32.38	$30.71		$30.75	$29.34

Total Return
Based on net asset value	11.91%	(13.63)%	8.25%	1.93	%(e)	7.15%	12.81%

Ratios to Average Net Assets
Total expenses	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	1.73%	2.41%	2.02%	1.67	%(f)	2.14%	2.54%

Supplemental Data
Net assets, end of period (000)	$463,756	$316,596	$519,768	$560,382		$713,380	$598,439

Portfolio turnover rate(g)	35%	86%	47%	24	%(e)	49%	53%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Focused Value Factor(a)	Non-diversified
U.S. Aerospace & Defense	Non-diversified
U.S. Broker-Dealers & Securities Exchanges	Non-diversified
U.S. Healthcare Providers	Non-diversified
U.S. Home Construction	Non-diversified
U.S. Infrastructure(b)	Non-diversified
U.S. Insurance	Non-diversified
U.S. Medical Devices	Non-diversified
U.S. Oil & Gas Exploration & Production	Non-diversified
U.S. Oil Equipment & Services	Non-diversified
U.S. Pharmaceuticals	Non-diversified
U.S. Real Estate	Diversified
U.S. Regional Banks	Non-diversified
U.S. Telecommunications	Non-diversified

(a)	The Fund commenced operations on March 19, 2019.
(b)	The Fund commenced operations on April 3, 2018.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at

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Notes to Financial Statements  (continued)

the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

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Notes to Financial Statements  (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Aerospace & Defense
Barclays Bank PLC	$2,440,937	$2,440,937		$—	$—
Barclays Capital Inc.	120,789	120,789		—	—
BNP Paribas Prime Brokerage International Ltd.	8,010,222	8,010,222		—	—
Citigroup Global Markets Inc.	16,700,127	16,700,127		—	—
Credit Suisse Securities (USA) LLC	8,123,976	8,123,976		—	—
Goldman Sachs & Co.	18,844,713	18,844,713		—	—
HSBC Bank PLC	410,687	392,058		—	(18,629	)(b)
JPMorgan Securities LLC	94,517,835	94,517,835		—	—
Merrill Lynch, Pierce, Fenner & Smith	4,634,785	4,634,785		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	13,415,962	13,415,962		—	—
National Financial Services LLC	175,714	175,714		—	—
Scotia Capital (USA) Inc.	76,473	76,473		—	—
State Street Bank & Trust Company	260,257	260,257		—	—
UBS AG	166,425	166,425		—	—
UBS Securities LLC	810,516	810,516		—	—
Wells Fargo Bank, National Association	3,513,671	3,513,671		—	—
Wells Fargo Securities LLC	139,654	139,654		—	—

	$172,362,743	$172,344,114		$—	$(18,629)

U.S. Broker-Dealers & Securities Exchanges
BNP Paribas Prime Brokerage International Ltd.	$155,043	$155,043		$—	$—
Citigroup Global Markets Inc.	1,064,272	1,064,272		—	—
Merrill Lynch, Pierce, Fenner & Smith	130,410	130,410		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	65,205	65,205		—	—
Virtu Americas LLC	25,080	25,080		—	—
Wells Fargo Bank, National Association	285,340	285,340		—	—

	$1,725,350	$1,725,350		$—	$—

U.S. Healthcare Providers
Barclays Bank PLC	$1,253,706	$1,253,706		$—	$—
Credit Suisse Securities (USA) LLC	2,679,050	2,679,050		—	—
Goldman Sachs & Co.	1,005,907	1,005,907		—	—
JPMorgan Securities LLC	4,915,962	4,915,962		—	—
Merrill Lynch, Pierce, Fenner & Smith	8,594,898	8,422,699		—	(172,199	)(b)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,033,403	2,012,689		—	(20,714	)(b)
State Street Bank & Trust Company	1,767,061	1,767,061		—	—
UBS AG	3,933,830	3,933,830		—	—
UBS Securities LLC	110,970	110,970		—	—
Wells Fargo Bank, National Association	3,587,341	3,587,341		—	—
Wells Fargo Securities LLC	732,402	732,402		—	—

	$30,614,530	$30,421,617		$—	$(192,913)

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Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Home Construction
Barclays Bank PLC	$2,001,658	$2,001,658		$—	$—
BNP Paribas Prime Brokerage International Ltd.	84,266	84,266		—	—
Citigroup Global Markets Inc.	14,833,862	14,833,862		—	—
Credit Suisse Securities (USA) LLC	1,763,744	1,763,744		—	—
Goldman Sachs & Co.	73,776	73,776		—	—
JPMorgan Securities LLC	7,293,390	7,293,390		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,728,014	1,728,014		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,162,630	6,162,630		—	—
Scotia Capital (USA) Inc.	2,102,978	2,102,978		—	—
SG Americas Securities LLC	126,150	126,150		—	—
State Street Bank & Trust Company	372,360	372,360		—	—
UBS Securities LLC	8,827,365	8,827,365		—	—
Wells Fargo Securities LLC	955,515	955,515		—	—

	$46,325,708	$46,325,708		$—	$—

U.S. Infrastructure
Citigroup Global Markets Inc.	$1,785	$1,785		$—	$—
Credit Suisse Securities (USA) LLC	33,850	33,850		—	—

	$35,635	$35,635		$—	$—

U.S. Insurance
Goldman Sachs & Co.	$82,284	$82,284		$—	$—
JPMorgan Securities LLC	92,548	92,548		—	—
Wells Fargo Securities LLC	3,274	3,221		—	(53	)(b)

	$178,106	$178,053		$—	$(53)

U.S. Medical Devices
BNP Paribas Prime Brokerage International Ltd.	$10,282,655	$10,282,655		$—	$—
BNP Paribas Securities Corp.	11,805,261	11,805,261		—	—
Citigroup Global Markets Inc.	7,513,075	7,513,075		—	—
Credit Suisse Securities (USA) LLC	60,261	60,261		—	—
Goldman Sachs & Co.	22,123,062	22,123,062		—	—
HSBC Bank PLC	22,974	22,974		—	—
JPMorgan Securities LLC	13,761,060	13,761,060		—	—
Merrill Lynch, Pierce, Fenner & Smith	295,942	295,942		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	11,872,745	11,872,745		—	—
National Financial Services LLC	3,139,913	3,139,913		—	—
State Street Bank & Trust Company	3,574,532	3,574,532		—	—
UBS AG	10,413,016	10,413,016		—	—
UBS Securities LLC	213,138	213,138		—	—
Wells Fargo Bank, National Association	2,129,740	2,129,740		—	—
Wells Fargo Securities LLC	825,524	825,524		—	—

	$98,032,898	$98,032,898		$—	$—

U.S. Oil & Gas Exploration & Production
Barclays Bank PLC	$1,649,989	$1,649,989		$—	$—
BNP Paribas Prime Brokerage International Ltd.	539,910	539,910		—	—
Citigroup Global Markets Inc.	1,641,369	1,641,369		—	—
Credit Suisse Securities (USA) LLC	29,401	29,401		—	—
Goldman Sachs & Co.	5,303,888	5,303,888		—	—
HSBC Bank PLC	539,089	539,089		—	—
JPMorgan Securities LLC	317,775	317,775		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,751,015	1,751,015		—	—
State Street Bank & Trust Company	749,715	749,715		—	—

	$12,522,151	$12,522,151		$—	$—

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Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Oil Equipment & Services
Barclays Bank PLC	$39,488	$39,488		$—	$—
Citigroup Global Markets Inc.	2,314,800	2,314,800		—	—
Credit Suisse Securities (USA) LLC	2,192,450	2,192,450		—	—
Goldman Sachs & Co.	301,119	301,119		—	—
HSBC Bank PLC	2,265,732	2,265,732		—	—
Merrill Lynch, Pierce, Fenner & Smith	7,956	7,956		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	48,544	48,544		—	—
State Street Bank & Trust Company	894,799	894,799		—	—
Wells Fargo Securities LLC	777,952	777,952		—	—

	$8,842,840	$8,842,840		$—	$—

U.S. Pharmaceuticals
Barclays Bank PLC	$342,000	$333,212		$—	$(8,788	)(b)
Barclays Capital Inc.	28,590	28,590		—	—
BNP Paribas Prime Brokerage International Ltd.	2,235,908	2,235,908		—	—
Citigroup Global Markets Inc.	331,390	331,390		—	—
Credit Suisse Securities (USA) LLC	2,277,680	2,277,680		—	—
Deutsche Bank Securities Inc.	1,149,332	1,149,332		—	—
Goldman Sachs & Co.	4,822,989	4,822,989		—	—
ING Financial Markets LLC	240,670	240,670		—	—
Jefferies LLC	82,180	82,180		—	—
JPMorgan Securities LLC	7,376,240	7,376,240		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,444,489	1,444,489		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,574,799	2,574,799		—	—
State Street Bank & Trust Company	50,310	50,310		—	—
Wells Fargo Bank, National Association	655,520	655,520		—	—
Wells Fargo Securities LLC	48,445	48,445		—	—

	$23,660,542	$23,651,754		$—	$(8,788)

U.S. Real Estate
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	$14,981	$14,981		$—	$—
UBS AG	1,333,709	1,333,709		—	—

	$1,348,690	$1,348,690		$—	$—

U.S. Regional Banks
JPMorgan Securities LLC	$13,962,333	$13,962,333		$—	$—

U.S. Telecommunications
BNP Paribas Prime Brokerage International Ltd.	$1,975,142	$1,975,142		$—	$—
Citigroup Global Markets Inc.	825,484	823,234		—	(2,250	)(b)
Deutsche Bank Securities Inc.	178,614	178,614		—	—
Goldman Sachs & Co.	712,431	712,431		—	—
JPMorgan Securities LLC	1,253,283	1,253,283		—	—
Merrill Lynch, Pierce, Fenner & Smith	23,278	23,278		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,188,941	4,188,941		—	—
UBS Securities LLC	508,265	508,265		—	—
Wells Fargo Securities LLC	886,146	886,146		—	—

	$10,551,584	$10,549,334		$—	$(2,250)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements  (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, except for the iShares Focused Value Factor ETF and iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion, up to and including $30 billion	0.38
Over $30 billion, up to and including $40 billion	0.34
Over $40 billion, up to and including $50 billion	0.33
Over $50 billion	0.31

For its investment advisory services to the iShares Focused Value Factor ETF and iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee of 0.25% and 0.40%, respectively, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities

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Notes to Financial Statements  (continued)

lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund would have retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees) and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
U.S. Aerospace & Defense	$268,802
U.S. Broker-Dealers & Securities Exchanges	14,954
U.S. Healthcare Providers	71,434
U.S. Home Construction	60,462
U.S. Infrastructure	97
U.S. Insurance	4,223
U.S. Medical Devices	302,164
U.S. Oil & Gas Exploration & Production	48,671
U.S. Oil Equipment & Services	65,087
U.S. Pharmaceuticals	294,807
U.S. Real Estate	205,859
U.S. Regional Banks	4,283
U.S. Telecommunications	212,563

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$210,619,519	$201,215,708
U.S. Broker-Dealers & Securities Exchanges	26,974,316	34,414,929
U.S. Healthcare Providers	65,049,213	97,328,884
U.S. Home Construction	73,692,973	46,892,089
U.S. Insurance	5,161,422	3,802,089
U.S. Medical Devices	54,396,871	282,269,249
U.S. Oil & Gas Exploration & Production	18,390,460	22,290,114
U.S. Oil Equipment & Services	18,641,264	33,406,161
U.S. Pharmaceuticals	89,800,636	53,375,179
U.S. Real Estate	29,381,115	43,330,535
U.S. Regional Banks	21,505,891	18,853,851
U.S. Telecommunications	69,745,010	89,832,414

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements  (continued)

7.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$2,149,732,974	$2,078,684,040
U.S. Broker-Dealers & Securities Exchanges	87,046,809	89,341,700
U.S. Healthcare Providers	453,273,708	379,486,729
U.S. Home Construction	190,717,655	190,426,022
U.S. Infrastructure	1,483,869	1,511,362
U.S. Insurance	18,499,935	20,240,107
U.S. Medical Devices	1,031,871,200	960,678,911
U.S. Oil & Gas Exploration & Production	50,711,702	49,579,826
U.S. Oil Equipment & Services	84,962,321	84,225,035
U.S. Pharmaceuticals	204,494,526	205,173,869
U.S. Real Estate	466,573,017	433,652,564
U.S. Regional Banks	74,804,118	77,223,231
U.S. Telecommunications	157,902,489	152,629,291

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Focused Value Factor	$32,116,454	$—
U.S. Aerospace & Defense	2,391,495,370	2,988,884,302
U.S. Broker-Dealers & Securities Exchanges	175,036,102	265,876,856
U.S. Healthcare Providers	1,259,631,313	899,687,223
U.S. Home Construction	2,945,211,046	3,287,333,952
U.S. Infrastructure	4,981,969	—
U.S. Insurance	13,535,800	44,282,364
U.S. Medical Devices	3,229,971,671	1,904,050,773
U.S. Oil & Gas Exploration & Production	235,786,408	271,256,341
U.S. Oil Equipment & Services	157,055,166	130,959,318
U.S. Pharmaceuticals	120,428,079	137,205,210
U.S. Real Estate	21,583,755,026	21,058,271,359
U.S. Regional Banks	148,355,533	421,633,201
U.S. Telecommunications	955,236,678	844,708,638

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to the characterization of corporate actions, the expiration

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Notes to Financial Statements  (continued)

of capital loss carryforwards, distributions paid in excess of taxable income, the use of equalization and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
U.S. Aerospace & Defense	$817,032,080	$(817,032,080)
U.S. Broker-Dealers & Securities Exchanges	22,818,361	(22,818,361)
U.S. Healthcare Providers	148,010,167	(148,010,167)
U.S. Home Construction	(34,238,595)	34,238,595
U.S. Insurance	5,409,004	(5,409,004)
U.S. Medical Devices	428,157,925	(428,157,925)
U.S. Oil & Gas Exploration & Production	(9,639,823)	9,639,823
U.S. Oil Equipment & Services	(72,942,565)	72,942,565
U.S. Pharmaceuticals	12,162,254	(12,162,254)
U.S. Real Estate	69,351,796	(69,351,796)
U.S. Regional Banks	31,532,790	(31,532,790)
U.S. Telecommunications	(884,679)	884,679

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18

U.S. Aerospace & Defense
Ordinary income	$49,513,982	$45,743,988
Long-term capital gains	7,927,303	—

	$57,441,285	$45,743,988

U.S. Broker-Dealers & Securities Exchanges
Ordinary income	$4,982,516	$2,760,426

U.S. Healthcare Providers
Ordinary income	$34,031,357	$1,224,966

U.S. Home Construction
Ordinary income	$6,028,083	$6,502,047

iShares ETF		Period Ended 03/31/19

U.S. Infrastructure
Ordinary income		$112,343
Return of capital		242

		$112,585

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18

U.S. Insurance
Ordinary income	$2,145,705	$3,217,914

U.S. Medical Devices
Ordinary income	$6,956,266	$4,547,295

U.S. Oil & Gas Exploration & Production
Ordinary income	$5,694,353	$4,228,265

U.S. Oil Equipment & Services
Ordinary income	$2,867,183	$7,102,619

U.S. Pharmaceuticals
Ordinary income	$4,607,197	$8,915,412

U.S. Real Estate
Ordinary income	$138,914,692	$158,914,495

U.S. Regional Banks
Ordinary income	$16,201,489	$12,369,378

U.S. Telecommunications
Ordinary income	$8,492,233	$12,756,866

N O T E S T O F I N A N C I A L S T A T E M E N T S	101

Notes to Financial Statements  (continued)

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Losses(c)	Total
Focused Value Factor	$24,415	$—	$(549,752)	$—	$(525,337)
U.S. Aerospace & Defense	—	—	184,099,816	(62,633,430)	121,466,386
U.S. Broker-Dealers & Securities Exchanges	—	(26,039,950)	(29,177,300)	—	(55,217,250)
U.S. Healthcare Providers	909,608	(79,326,575)	(128,159,476)	—	(206,576,443)
U.S. Home Construction	—	(19,974,503)	(224,682,968)	—	(244,657,471)
U.S. Infrastructure	—	—	279,629	(32,532)	247,097
U.S. Insurance	67,321	—	3,948,996	(475,910)	3,540,407
U.S. Medical Devices	3,074,286	(21,172,287)	272,579,234	—	254,481,233
U.S. Oil & Gas Exploration & Production	550,551	(91,887,120)	(121,180,227)	—	(212,516,796)
U.S. Oil Equipment & Services	—	(154,834,080)	(117,029,173)	—	(271,863,253)
U.S. Pharmaceuticals	—	(138,530,177)	(24,417,737)	—	(162,947,914)
U.S. Real Estate	—	(37,533,938)	(248,505,061)	—	(286,038,999)
U.S. Regional Banks	835,629	(9,606,325)	(68,692,621)	—	(77,463,317)
U.S. Telecommunications	—	(191,995,583)	(11,228,088)	—	(203,223,671)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income and the characterization of corporate actions.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended March 31, 2019, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
U.S. Aerospace & Defense	$1,447,425
U.S. Insurance	1,023,202
U.S. Real Estate	3,150,403

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Focused Value Factor	$32,132,430	$191,433	$(741,185)	$(549,752)
U.S. Aerospace & Defense	5,014,606,781	406,961,813	(222,861,997)	184,099,816
U.S. Broker-Dealers & Securities Exchanges	248,618,489	2,844,171	(32,021,471)	(29,177,300)
U.S. Healthcare Providers	957,364,329	9,243,093	(137,402,569)	(128,159,476)
U.S. Home Construction	1,420,067,795	7,203,365	(231,886,333)	(224,682,968)
U.S. Infrastructure	5,014,944	470,338	(190,709)	279,629
U.S. Insurance	94,967,714	11,371,945	(7,422,949)	3,948,996
U.S. Medical Devices	3,481,293,104	345,699,408	(73,120,174)	272,579,234
U.S. Oil & Gas Exploration & Production	410,586,946	914,611	(122,094,838)	(121,180,227)
U.S. Oil Equipment & Services	281,117,750	1,440,770	(118,469,943)	(117,029,173)
U.S. Pharmaceuticals	433,350,990	39,005,652	(63,423,389)	(24,417,737)
U.S. Real Estate	4,837,164,349	112,850,588	(361,355,649)	(248,505,061)
U.S. Regional Banks	601,766,690	3,204,938	(71,897,559)	(68,692,621)
U.S. Telecommunications	487,468,315	23,891,706	(35,119,794)	(11,228,088)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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Notes to Financial Statements  (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 03/31/19
iShares ETF	Shares	Amount

Focused Value Factor
Shares sold	650,000	$32,132,430

	Year Ended 03/31/19		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount

U.S. Aerospace & Defense
Shares sold	13,000,000	$2,595,532,840	17,150,000	$3,048,306,467
Shares redeemed	(16,900,000)	(3,281,796,053)	(5,400,000)	(1,003,627,420)

Net increase (decrease)	(3,900,000)	$(686,263,213)	11,750,000	$2,044,679,047

U.S. Broker-Dealers & Securities Exchanges
Shares sold	2,700,000	$175,653,700	3,500,000	$227,448,788
Shares redeemed	(4,300,000)	(269,212,987)	(1,550,000)	(88,388,634)

Net increase (decrease)	(1,600,000)	$(93,559,287)	1,950,000	$139,060,154

U.S. Healthcare Providers
Shares sold	6,900,000	$1,297,587,771	350,000	$52,011,136
Shares redeemed	(5,150,000)	(917,137,810)	(1,300,000)	(191,332,328)

Net increase (decrease)	1,750,000	$380,449,961	(950,000)	$(139,321,192)

U.S. Home Construction
Shares sold	84,200,000	$2,960,440,133	90,900,000	$3,440,118,080
Shares redeemed	(92,900,000)	(3,302,487,737)	(94,250,000)	(3,625,309,822)

Net decrease	(8,700,000)	$(342,047,604)	(3,350,000)	$(185,191,742)

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements  (continued)

	Period Ended 03/31/19
iShares ETF	Shares	Amount

U.S. Infrastructure
Shares sold	200,000	$5,015,054

	Year Ended 03/31/19		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount

U.S. Insurance
Shares sold	250,000	$15,038,177	250,000	$16,195,161
Shares redeemed	(750,000)	(47,702,824)	(950,000)	(62,263,443)

Net decrease	(500,000)	$(32,664,647)	(700,000)	$(46,068,282)

U.S. Medical Devices
Shares sold	15,900,000	$3,376,233,703	7,350,000	$1,258,445,162
Shares redeemed	(9,400,000)	(1,973,200,916)	(5,000,000)	(864,307,990)

Net increase	6,500,000	$1,403,032,787	2,350,000	$394,137,172

U.S. Oil & Gas Exploration & Production
Shares sold	3,500,000	$236,203,694	2,050,000	$123,916,654
Shares redeemed	(4,500,000)	(272,017,985)	(3,150,000)	(192,512,314)

Net decrease	(1,000,000)	$(35,814,291)	(1,100,000)	$(68,595,660)

U.S. Oil Equipment & Services
Shares sold	4,800,000	$157,329,627	2,000,000	$67,520,267
Shares redeemed	(4,950,000)	(131,215,679)	(1,650,000)	(58,183,019)

Net increase (decrease)	(150,000)	$26,113,948	350,000	$9,337,248

U.S. Pharmaceuticals
Shares sold	750,000	$120,662,178	350,000	$53,604,327
Shares redeemed	(900,000)	(138,375,520)	(2,450,000)	(381,797,446)

Net decrease	(150,000)	$(17,713,342)	(2,100,000)	$(328,193,119)

U.S. Real Estate
Shares sold	273,900,000	$21,905,459,755	243,850,000	$19,301,889,850
Shares redeemed	(268,700,000)	(21,375,321,201)	(254,900,000)	(20,150,926,857)

Net increase (decrease)	5,200,000	$530,138,554	(11,050,000)	$(849,037,007)

U.S. Regional Banks
Shares sold	3,000,000	$149,110,678	5,450,000	$270,172,792
Shares redeemed	(8,950,000)	(426,339,452)	(4,250,000)	(191,764,827)

Net increase (decrease)	(5,950,000)	$(277,228,774)	1,200,000	$78,407,965

U.S. Telecommunications
Shares sold	33,900,000	$958,747,527	16,250,000	$503,989,686
Shares redeemed	(30,000,000)	(848,170,459)	(20,600,000)	(641,603,884)

Net increase (decrease)	3,900,000	$110,577,068	(4,350,000)	$(137,614,198)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit

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Notes to Financial Statements  (continued)

alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
U.S. Aerospace & Defense	$45,743,988
U.S. Broker-Dealers & Securities Exchanges	2,760,426
U.S. Healthcare Providers	1,224,966
U.S. Home Construction	6,502,047
U.S. Insurance	3,217,914
U.S. Medical Devices	4,547,295
U.S. Oil & Gas Exploration & Production	4,228,265
U.S. Oil Equipment & Services	7,102,619
U.S. Pharmaceuticals	8,915,412
U.S. Real Estate	158,914,495
U.S. Regional Banks	12,369,378
U.S. Telecommunications	12,756,866

Undistributed net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
U.S. Aerospace & Defense	$—
U.S. Broker-Dealers & Securities Exchanges	197,693
U.S. Healthcare Providers	69,280
U.S. Home Construction	—
U.S. Insurance	61,873
U.S. Medical Devices	1,284,060
U.S. Oil & Gas Exploration & Production	—
U.S. Oil Equipment & Services	—
U.S. Pharmaceuticals	42,920
U.S. Real Estate	—
U.S. Regional Banks	953,277
U.S. Telecommunications	—

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Focused Value Factor ETF, iShares U.S. Aerospace & Defense ETF,

iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF,

iShares U.S. Home Construction ETF, iShares U.S. Infrastructure ETF, iShares U.S. Insurance ETF,

iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF,

iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF,

iShares U.S. Regional Banks ETF and iShares U.S. Telecommunications ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Focused Value Factor ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Infrastructure ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF and iShares U.S. Telecommunications ETF (fourteen of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares Focused Value Factor ETF: statements of operations and changes in net assets for the period March 19, 2019 (commencement of operations) through March 31, 2019.
iShares U.S. Infrastructure ETF: statements of operations and changes in net assets for the period April 3, 2018 (commencement of operations) through March 31, 2019.

iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF and iShares U.S. Telecommunications ETF: statements of operations for the year ended March 31, 2019 and statements of changes in net assets for each of the two years in the period ended March 31, 2019.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

106	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2019 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Focused Value Factor	61.33%
U.S. Aerospace & Defense	100.00%
U.S. Broker-Dealers & Securities Exchanges	100.00%
U.S. Healthcare Providers	100.00%
U.S. Home Construction	100.00%
U.S. Infrastructure	60.53%
U.S. Insurance	100.00%
U.S. Medical Devices	100.00%
U.S. Oil & Gas Exploration & Production	100.00%
U.S. Oil Equipment & Services	53.51%
U.S. Pharmaceuticals	100.00%
U.S. Regional Banks	100.00%
U.S. Telecommunications	95.87%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2019:

iShares ETF	Qualified Dividend Income
Focused Value Factor	$14,973
U.S. Aerospace & Defense	71,537,954
U.S. Broker-Dealers & Securities Exchanges	5,683,723
U.S. Healthcare Providers	38,014,506
U.S. Home Construction	9,926,194
U.S. Infrastructure	69,093
U.S. Insurance	2,595,994
U.S. Medical Devices	19,129,908
U.S. Oil & Gas Exploration & Production	7,916,899
U.S. Oil Equipment & Services	3,569,181
U.S. Pharmaceuticals	5,423,527
U.S. Real Estate	2,628,623
U.S. Regional Banks	19,302,167
U.S. Telecommunications	8,214,960

The following distribution amounts are hereby designated for the fiscal year ended March 31, 2019:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends
U.S. Aerospace & Defense	$—	$10,393,321
U.S. Infrastructure	56,038	—

I M P O R T A N T T A X I N F O R M A T I O N	107

Board Review and Approval of Investment Advisory Contract

I. iShares Focused Value Factor ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on March 11-12, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the Advisory Contract.

108	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion — Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	109

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

U.S. Healthcare Providers(a)	$0.242329	$—	$6.384206	$6.626535	4%	—%	96%	100%
U.S. Home Construction	0.204352	—	—	0.204352	100	—	—	100
U.S. Infrastructure(a)	0.404134	—	0.268202	0.672336	60	—	40	100
U.S. Insurance	1.243512	—	—	1.243512	100	—	—	100
U.S. Medical Devices	0.508880	—	—	0.508880	100	—	—	100
U.S. Oil & Gas Exploration & Production(a)	0.724778	—	0.184034	0.908812	80	—	20	100
U.S. Pharmaceuticals	1.791981	—	—	1.791981	100	—	—	100
U.S. Real Estate	2.631835	—	—	2.631835	100	—	—	100
U.S. Regional Banks	1.054128	—	—	1.054128	100	—	—	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Focused Value Factor ETF

Period Covered: March 21, 2019 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
At NAV	1	14.29%
Less than 0.0% and Greater than –0.5%	6	85.71

	7	100.00%

110	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited) (continued)

iShares U.S. Aerospace & Defense ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 0.5% and Less than 1.0%	1	0.08
Greater than 0.0% and Less than 0.5%	626	47.45
At NAV	241	18.27
Less than 0.0% and Greater than –0.5%	442	33.51
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	3	0.23

	1,319	100.00%

iShares U.S. Broker-Dealers & Securities Exchanges ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	518	39.27
At NAV	202	15.31
Less than 0.0% and Greater than –0.5%	597	45.26
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

iShares U.S. Healthcare Providers ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	556	42.15%
At NAV	204	15.47
Less than 0.0% and Greater than –0.5%	558	42.30
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

iShares U.S. Home Construction ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	3	0.23
Greater than 0.0% and Less than 0.5%	600	45.49
At NAV	131	9.93
Less than 0.0% and Greater than –0.5%	570	43.21
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	111

Supplemental Information  (unaudited) (continued)

iShares U.S. Infrastructure ETF

Period Covered: April 05, 2018 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	178	71.77%
At NAV	9	3.63
Less than 0.0% and Greater than –0.5%	61	24.60

	248	100.00%

iShares U.S. Insurance ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	436	33.05%
At NAV	197	14.94
Less than 0.0% and Greater than –0.5%	686	52.01

	1,319	100.00%

iShares U.S. Medical Devices ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	615	46.62
At NAV	284	21.53
Less than 0.0% and Greater than –0.5%	419	31.77

	1,319	100.00%

iShares U.S. Oil & Gas Exploration & Production ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	5	0.38
Greater than 0.0% and Less than 0.5%	472	35.77
At NAV	251	19.03
Less than 0.0% and Greater than –0.5%	578	43.82
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15

	1,319	100.00%

112	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited) (continued)

iShares U.S. Oil Equipment & Services ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	505	38.29%
At NAV	181	13.72
Less than 0.0% and Greater than –0.5%	632	47.91
Less than –1.5% and Greater than –2.0%	1	0.08

	1,319	100.00%

iShares U.S. Pharmaceuticals ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	390	29.57
At NAV	128	9.70
Less than 0.0% and Greater than –0.5%	800	60.65

	1,319	100.00%

iShares U.S. Real Estate ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	479	36.32%
At NAV	205	15.54
Less than 0.0% and Greater than –0.5%	635	48.14

	1,319	100.00%

iShares U.S. Regional Banks ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	506	38.36%
At NAV	253	19.18
Less than 0.0% and Greater than –0.5%	560	42.46

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	113

Supplemental Information  (unaudited) (continued)

iShares U.S. Telecommunications ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	2	0.15
Greater than 0.0% and Less than 0.5%	598	45.33
At NAV	92	6.97
Less than 0.0% and Greater than –0.5%	615	46.62
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares U.S. Regional Banks ETF and iShares U.S. Real Estate ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

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Supplemental Information  (unaudited) (continued)

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares U.S. Regional Banks ETF in respect of the Company’s financial year ending 31 December 2018 is USD 58.11 thousand. This figure is comprised of fixed remuneration of USD 25.11 thousand and variable remuneration of USD 33 thousand. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares U.S. Regional Banks ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 8.07 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 1.06 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares U.S. Real Estate ETF in respect of the Company’s financial year ending 31 December 2018 is USD 366.83 thousand. This figure is comprised of fixed remuneration of USD 158.53 thousand and variable remuneration of USD 208.31 thousand. There were a total of 469 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares U.S. Real Estate ETF in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 50.93 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 6.68 thousand.

S U P P L E M E N T A L I N F O R M A T I O N	115

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	117

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	119

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, ICE Data Indices, LLC or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶  iShares Mortgage Real Estate ETF  |  REM  |  Cboe BZX

▶  iShares Residential Real Estate ETF  |  REZ  |  NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

United States (“U.S.”) stocks rose for the 12 months ended March 31, 2019 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 8.77%. The reporting period was characterized by significant volatility as the stock market reached a record high in September 2018, before falling sharply late in the year. In fact, December 2018 was the worst month for stocks since the Great Depression. However, stocks rebounded in early 2019 with the highest quarterly return since 2009.

The volatility reflected changing perceptions of economic conditions, corporate profits, interest rates, and broader political risks. In terms of the economy, the pace of growth decelerated from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Similarly, a broad range of underlying economic indicators decelerated sharply in late 2018 or early 2019. For example, consumer spending, which accounts for approximately 70% of economic growth, slowed as the year-over-year growth in retail sales peaked at 6.6% in July 2018 and reached a low of 1.6% in December 2018. Nevertheless, the labor market remained healthy; the unemployment rate ended the reporting period at 3.8%, and average hourly earnings increased 3.2% year-over-year through March 2019.

A key factor in slowing economic growth was the decreasing effect of the fiscal stimulus — a combination of tax cuts and a significant increase in government spending. The stimulus initially improved the economy but eventually led to a nearly 20% increase in the federal budget deficit during fiscal year 2018. Other political developments weighing on the economy in late 2018 were the longest government shutdown in U.S. history and a potential trade war with China. To the economy’s benefit, the shutdown ended in January 2019, and the financial press reported expectations that trade tensions with China would ease.

As economic conditions changed, so too did the U.S. Federal Reserve Bank (“Fed”) interest rate policy. The Fed increased interest rates three times during the first three quarters of the reporting period. In early January 2019, the Fed announced that moderating economic conditions would allow a slowing of future rate increases. One reason the Fed could afford to stop raising rates is that inflation declined from a 2.9% annual rate in July 2018 to 1.9% by March 2019. Commodities prices followed the trajectory of stocks as oil prices increased through September 2018, declined precipitously during the fourth quarter of 2018, and then rebounded for the remainder of the reporting period.

Moderating growth and inflation meant declining intermediate- and long-term Treasury yields. Consequently, late in the reporting period, short-term yields briefly exceeded long-term yields for the first time in a decade. This weighed on stocks, as this relationship between yields is often associated with an impending recession.

Slowing economic growth and the fading effect of tax cuts also influenced corporate profits, which increased rapidly beginning in the first quarter of 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings had been revised down by the largest margin in three years. In that environment, growth-oriented stocks outperformed value-oriented stocks across all capitalization ranges, reflecting investor concerns about the health of the economy. Stocks of large companies outperformed those of mid- and small-size companies, which performed particularly poorly in the fourth quarter of 2018.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® Mortgage Real Estate ETF

Investment Objective

The iShares Mortgage Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE Nareit All Mortgage Capped Index (the “Index”) (formerly known as FTSE NAREIT All Mortgage Capped Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.46%	8.15%	10.09%	11.46%	47.92%	161.40%
Fund Market	11.48	8.11	10.08	11.48	47.70	161.31
Index	12.04	8.62	10.69	12.04	51.20	176.17

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,036.50	$2.44	$1,000.00	$1,022.50	$2.42	0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Mortgage Real Estate ETF

Portfolio Management Commentary

Mortgage real estate investment trusts (“REITs”) advanced during the reporting period as investors sought their relatively high dividend yields in a low interest rate environment. Mortgage REITs derive their income from the difference between the short-term interest rates at which they borrow funds to purchase securities and the long-term interest rates they earn on their investments, called their net interest margin (“NIM”). NIMs were pressured as short-term interest rates rose during much of the reporting period, followed by a decline in long-term interest rates in early 2019. Investor concern about tightening NIMs rose together with interest rates, weighing on mortgage REITs returns. Nevertheless, interest rates remained relatively low, making mortgage REITs attractive to income-seeking investors due to their higher yields as compared to other types of REITs. Additionally, the relatively low valuations for mortgage REITs and still-solid NIMs boosted the Index’s performance.

In the rising interest rate environment, mortgage REITs were supported by higher long-term mortgage rates as refinancing demand by residential and commercial property owners declined, adding a measure of stability to the cash flows and profitability of mortgage REITs. Commercial mortgage lenders, which typically useless debt and have a smaller spread between borrowing and lending rates than residential mortgage companies, were key contributors to the Index’s return. In addition, commercial mortgage REITs typically issue adjustable-rate mortgages and therefore benefited from rising interest rates during the reporting period. Residential mortgage REITs that invest in government-backed mortgages, which reduce credit risk, were also key contributors in the rising-interest-rate environment. While rising short-term interest rates can often pressure the returns of mortgage REITs, the Fed’s gradual and modest interest rate increases allowed companies to strategically reposition their portfolios to maintain steady profits and cash flow.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Mortgage REITs	95.5%
Industrial REITs	2.7
Diversified REITs	1.0
Specialized REITs	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Annaly Capital Management Inc.	17.2%
AGNC Investment Corp.	12.0
New Residential Investment Corp.	8.5
Starwood Property Trust Inc.	7.5
Chimera Investment Corp.	4.6
Blackstone Mortgage Trust Inc., Class A	4.6
MFA Financial Inc.	4.5
Apollo Commercial Real Estate Finance Inc.	4.0
Two Harbors Investment Corp.	3.7
Invesco Mortgage Capital Inc.	3.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	iShares® Residential Real Estate ETF

Investment Objective

The iShares Residential Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE Nareit All Residential Capped Index (the “Index”) (formerly known as FTSE NAREIT All Residential Capped Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	26.94%	11.33%	18.85%	26.94%	71.02%	462.48%
Fund Market	26.97	11.34	18.89	26.97	71.12	464.14
Index	27.48	11.70	19.37	27.48	73.90	487.48

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,142.20	$2.56	$1,000.00	$1,022.50	$2.42	0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Residential Real Estate ETF

Portfolio Management Commentary

Residential real estate investment trusts (“REITs”) advanced during the reporting period, benefiting primarily from ongoing strength in the apartment rental market. Rising rental rates amid steady home ownership rates supported the residential REITs industry, the leading contributor to the Index’s performance. The residential REITs market, primarily composed of multiunit apartment complex operators, benefited from demographic trends away from home ownership. This shift led to lower rental vacancy rates, a key determinant of profitability among residential REITs. Rising interest rates also discouraged home purchases as mortgages became pricier and consumers remained in rental units. This was particularly true in densely populated urban locations where the elevated cost of home ownership translated to strong rental demand and high occupancy rates. Similarly, development constraints led to limited competition in urban markets. Recent tax code changes minimizing deductions of mortgage interest and property taxes also made home ownership less appealing, thereby boosting the rental market. In addition to multifamily housing providers, developers of student housing benefited from growing demand for off-campus housing.

Healthcare REITs were also strong contributors to the Index’s return. Healthcare REITs, which largely consist of companies that own hospitals, medical offices, senior living facilities, and other healthcare-related properties, advanced as demand for healthcare facilities and services from the aging population in the U.S. continued to expand. Senior housing, which accounts for nearly half of all healthcare REIT assets, is particularly influenced by the demographic shifts of an aging population. Higher enrollment in healthcare coverage through the Affordable Care Act also bolstered utilization of healthcare services, which supported healthcare REITs. Specialized REITs, particularly self-storage facilities, also contributed to the Index’s performance, benefiting from rising rental rates.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Residential REITs	49.5%
Health Care REITs	33.2
Specialized REITs	17.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Public Storage	9.2%
Welltower Inc.	8.2
AvalonBay Communities Inc.	7.9
Equity Residential	7.7
Ventas Inc.	6.4
Essex Property Trust Inc.	5.4
HCP Inc.	4.3
Extra Space Storage Inc.	4.1
UDR Inc.	4.1
Mid-America Apartment Communities Inc.	4.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 1.0%
iStar Inc.	1,470,027	$12,377,627

Industrial REITs — 2.7%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,308,829	33,558,376

Mortgage REITs — 93.8%
AG Mortgage Investment Trust Inc.	649,645	10,940,022
AGNC Investment Corp.	8,219,736	147,955,248
Annaly Capital Management Inc.	21,207,183	211,859,758
Anworth Mortgage Asset Corp.	2,233,264	9,022,387
Apollo Commercial Real Estate Finance Inc.	2,701,156	49,161,039
Arbor Realty Trust Inc.	1,623,970	21,062,891
Ares Commercial Real Estate Corp.	613,310	9,316,179
Arlington Asset Investment Corp., Class A	646,481	5,145,989
ARMOUR Residential REIT Inc.	1,133,549	22,138,212
Blackstone Mortgage Trust Inc., Class A	1,616,511	55,866,620
Capstead Mortgage Corp.	1,897,458	16,299,164
Cherry Hill Mortgage Investment Corp.	379,635	6,537,315
Chimera Investment Corp.	2,985,658	55,951,231
Dynex Capital Inc.	1,569,331	9,557,226
Ellington Residential Mortgage REIT	256,069	3,047,221
Exantas Capital Corp.	704,763	7,491,631
Granite Point Mortgage Trust Inc.	693,771	12,883,328
Great Ajax Corp.	383,749	5,272,711
Invesco Mortgage Capital Inc.	2,817,648	44,518,838
KKR Real Estate Finance Trust Inc.	489,947	9,808,739
Ladder Capital Corp.	2,029,672	34,545,017
MFA Financial Inc.	7,632,445	55,487,875
New Residential Investment Corp.	6,180,702	104,515,671
New York Mortgage Trust Inc.	3,769,929	22,958,868

Security	Shares	Value

Mortgage REITs (continued)
Orchid Island Capital Inc.	1,134,137	$7,462,621
PennyMac Mortgage Investment Trust(a)	1,301,679	26,957,772
Ready Capital Corp.	672,657	9,867,878
Redwood Trust Inc.	2,101,175	33,933,976
Starwood Property Trust Inc.	4,124,341	92,179,021
TPG RE Finance Trust Inc.	786,824	15,421,750
Two Harbors Investment Corp.	3,397,807	45,972,329
Western Asset Mortgage Capital Corp.	1,060,509	10,849,007

		1,173,987,534

Specialized REITs — 0.7%
Jernigan Capital Inc.	433,390	9,118,526

Total Common Stocks — 98.2% (Cost: $1,207,373,188)		1,229,042,063

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(b)	1,301,545	1,301,545

Total Short-Term Investments — 0.1% (Cost: $1,301,545)		1,301,545

Total Investments in Securities — 98.3% (Cost: $1,208,674,733)		1,230,343,608

Other Assets, Less Liabilities — 1.7%		21,685,350

Net Assets — 100.0%		$1,252,028,958

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	169,437,391	—		(169,437,391	)(b)	—	$—	$399,749	(c)	$27,710		$10,735
BlackRock Cash Funds: Treasury, SL Agency Shares	292,744	1,008,801	(b)	—		1,301,545	1,301,545	54,580		—		—
PennyMac Mortgage Investment Trust	1,176,281	649,468		(524,070)		1,301,679	26,957,772	2,411,321		581,893		2,588,142

							$28,259,317	$2,865,650		$609,603		$2,598,877

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) March 31, 2019	iShares® Mortgage Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	646	06/21/19	$22,190	$103,438

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$103,438

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,176,904

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$96,103

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$21,978,872

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,229,042,063	$—	$—	$1,229,042,063
Money Market Funds	1,301,545	—	—	1,301,545

	$1,230,343,608	$—	$—	$1,230,343,608

Derivative financial instruments(a)
Assets
Futures Contracts	$103,438	$—	$—	$103,438

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

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Schedule of Investments March 31, 2019	iShares® Residential Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 33.0%
Care Trust REIT Inc.	117,063	$2,746,298
Community Healthcare Trust Inc.	26,304	944,051
Global Medical REIT Inc.	36,387	357,320
HCP Inc.	588,178	18,409,971
Healthcare Realty Trust Inc.	175,918	5,648,727
Healthcare Trust of America Inc., Class A	293,451	8,389,764
LTC Properties Inc.	56,359	2,581,242
MedEquities Realty Trust Inc.	44,290	492,948
Medical Properties Trust Inc.	524,385	9,706,366
National Health Investors Inc.	58,120	4,565,326
New Senior Investment Group Inc.	113,889	620,695
Omega Healthcare Investors Inc.	281,419	10,736,135
Physicians Realty Trust	259,464	4,880,518
Sabra Health Care REIT Inc.	252,796	4,921,938
Senior Housing Properties Trust	277,740	3,271,777
Universal Health Realty Income Trust	18,668	1,413,354
Ventas Inc.	432,334	27,587,233
Welltower Inc.	451,964	35,072,407

		142,346,070

Residential REITs — 49.2%
American Campus Communities Inc.	193,725	9,217,435
American Homes 4 Rent, Class A	367,996	8,360,869
Apartment Investment & Management Co., Class A	212,910	10,707,244
AvalonBay Communities Inc.	167,626	33,647,567
Bluerock Residential Growth REIT Inc.	20,521	221,216
BRT Apartments Corp.	17,033	236,418
Camden Property Trust	126,136	12,802,804
Clipper Realty Inc.	24,330	325,779
Equity LifeStyle Properties Inc.	121,562	13,894,537
Equity Residential	435,212	32,780,168
Essex Property Trust Inc.	79,855	23,097,260
Front Yard Residential Corp.	35,229	326,573
Independence Realty Trust Inc.	129,691	1,399,366
Investors Real Estate Trust	17,624	1,055,854

Security	Shares	Value

Residential REITs (continued)
Invitation Homes Inc.	485,811	$11,819,782
Mid-America Apartment Communities Inc.	160,968	17,598,631
NexPoint Residential Trust Inc.	27,480	1,053,583
Preferred Apartment Communities Inc., Class A	60,545	897,277
Sun Communities Inc.	119,394	14,150,577
UDR Inc.	387,844	17,631,388
UMH Properties Inc.	50,700	713,856

		211,938,184

Specialized REITs — 17.2%
CubeSmart	263,749	8,450,518
Extra Space Storage Inc.	173,172	17,647,959
Life Storage Inc.	65,317	6,353,385
National Storage Affiliates Trust	79,922	2,278,576
Public Storage	180,203	39,244,609

		73,975,047

Total Common Stocks — 99.4% (Cost: $391,055,695)		428,259,301

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(b)	1,052,643	1,052,643

Total Short-Term Investments — 0.2% (Cost: $1,052,643)		1,052,643

Total Investments in Securities — 99.6% (Cost: $392,108,338)		429,311,944

Other Assets, Less Liabilities — 0.4%		1,563,554

Net Assets — 100.0%		$430,875,498

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,657,309	(11,657,309)	—	$—	$30,214	(b)	$1,377		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	642,665	409,978	1,052,643	1,052,643	13,465		—		—

				$1,052,643	$43,679		$1,377		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) March 31, 2019	iShares® Residential Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	75	06/21/19	$2,576	$32,298

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$32,298

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the year ended March 31, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$67,546

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$28,814

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,854,142

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$428,259,301	$—	$—	$428,259,301
Money Market Funds	1,052,643	—	—	1,052,643

	$429,311,944	$—	$—	$429,311,944

Derivative financial instruments(a)
Assets
Futures Contracts	$32,298	$—	$—	$32,298

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

March 31, 2019

	iShares Mortgage Real Estate ETF	iShares Residential Real Estate ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,202,084,291	$428,259,301
Affiliated(b)	28,259,317	1,052,643
Cash	97,171	—
Cash pledged:
Futures contracts	849,000	83,000
Receivables:
Investments sold	15,182,557	—
Securities lending income — Affiliated	5	—
Dividends	22,968,675	1,655,817

Total assets	1,269,441,016	431,050,761

LIABILITIES
Payables:
Investments purchased	16,866,749	—
Variation margin on futures contracts	38,755	3,712
Investment advisory fees	506,554	171,551

Total liabilities	17,412,058	175,263

NET ASSETS	$1,252,028,958	$430,875,498

NET ASSETS CONSIST OF:
Paid-in capital	$1,388,752,313	$402,111,298
Accumulated earnings (loss)	(136,723,355)	28,764,200

NET ASSETS	$1,252,028,958	$430,875,498

Shares outstanding	28,900,000	6,100,000

Net asset value	$43.32	$70.64

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$1,184,367,312	$391,055,695
(b) Investments, at cost — Affiliated	$24,307,421	$1,052,643

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Operations

Year Ended March 31, 2019

	iShares Mortgage Real Estate ETF	iShares Residential Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$86,003,552	$10,643,685
Dividends — Affiliated	2,465,901	13,465
Interest — Unaffiliated	4,904475
Securities lending income — Affiliated — net	399,749	30,214

Total investment income	88,874,106	10,687,839

EXPENSES
Investment advisory fees	5,537,565	1,557,123

Total expenses	5,537,565	1,557,123

Net investment income	83,336,541	9,130,716

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(14,390,486)	(515,428)
Investments — Affiliated	(47,320)	1,377
In-kind redemptions — Unaffiliated	10,015,660	4,457,277
In-kind redemptions — Affiliated	656,923	—
Futures contracts	1,176,904	67,546

Net realized gain (loss)	(2,588,319)	4,010,772

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	30,583,325	62,882,094
Investments — Affiliated	2,598,877	—
Futures contracts	96,103	28,814

Net change in unrealized appreciation (depreciation)	33,278,305	62,910,908

Net realized and unrealized gain	30,689,986	66,921,680

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,026,527	$76,052,396

See notes to financial statements.

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Mortgage Real Estate ETF		iShares Residential Real Estate ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$83,336,541	$72,353,430	$9,130,716	$9,844,902
Net realized gain (loss)	(2,588,319)	28,478,444	4,010,772	9,142,412
Net change in unrealized appreciation (depreciation)	33,278,305	(59,220,845)	62,910,908	(38,082,625)

Net increase (decrease) in net assets resulting from operations	114,026,527	41,611,029	76,052,396	(19,095,311)

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
From net investment income and net realized gain	(84,966,731)	(94,617,547)	(11,670,670)	(13,004,642)
Return of capital	(20,275,765)	(21,874,760)	—	—

Decrease in net assets resulting from distributions to shareholders	(105,242,496)	(116,492,307)	(11,670,670)	(13,004,642)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	238,710,927	(167,467,621)	81,330,914	(58,423,937)

NET ASSETS(b)
Total increase (decrease) in net assets	247,494,958	(242,348,899)	145,712,640	(90,523,890)
Beginning of year	1,004,534,000	1,246,882,899	285,162,858	375,686,748

End of year	$1,252,028,958	$1,004,534,000	$430,875,498	$285,162,858

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Financial Highlights

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17 (a)	Period From 05/01/15 to 03/31/16	(a)(b)	Year Ended 04/30/15 (a)	Year Ended 04/30/14 (a)

Net asset value, beginning of period	$42.48	$45.34	$38.68	$46.46		$49.85	$62.99

Net investment income(c)	3.13	2.66	3.50	3.52		3.72	5.84
Net realized and unrealized gain (loss)(d)	1.52	(1.18)	7.34	(6.82)		(1.11)	(11.26)

Net increase (decrease) from investment operations	4.65	1.48	10.84	(3.30)		2.61	(5.42)

Distributions(e)
From net investment income	(3.08)	(3.53)	(3.53)	(3.56)		(4.76)	(5.84)
Return of capital	(0.73)	(0.81)	(0.65)	(0.92)		(1.24)	(1.88)

Total distributions	(3.81)	(4.34)	(4.18)	(4.48)		(6.00)	(7.72)

Net asset value, end of period	$43.32	$42.48	$45.34	$38.68		$46.46	$49.85

Total Return
Based on net asset value	11.46%	3.10%	29.32%	(7.09	)%(f)	5.42%	(7.41)%

Ratios to Average Net Assets
Total expenses	0.48%	0.48%	0.48%	0.48	%(g)	0.48%	0.48%

Net investment income	7.22%	5.82%	8.30%	9.31	%(g)	7.59%	11.74%

Supplemental Data
Net assets, end of period (000)	$1,252,029	$1,004,534	$1,246,883	$762,513		$1,216,004	$1,215,659

Portfolio turnover rate(h)	25%	31%	34%	18	%(f)	42%	35%

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	The Fund’s fiscal year-end changed from April 30 to March 31.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Residential Real Estate ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$57.61	$63.14	$65.99	$59.10		$52.26	$54.68

Net investment income(b)	1.80	1.64	1.51	1.66		1.47	1.36
Net realized and unrealized gain (loss)(c)	13.45	(4.94)	(1.38)	7.76		7.25	(1.97)

Net increase (decrease)from investment operations	15.25	(3.30)	0.13	9.42		8.72	(0.61)

Distributions(d)
From net investment income	(2.00)	(2.23)	(2.56)	(2.09)		(1.88)	(1.81)
From net realized gain	(0.22)	—	(0.42)	(0.44)		—	—

Total distributions	(2.22)	(2.23)	(2.98)	(2.53)		(1.88)	(1.81)

Net asset value, end of period	$70.64	$57.61	$63.14	$65.99		$59.10	$52.26

Total Return
Based on net asset value	26.94%	(5.41)%	0.31%	16.35	%(e)	16.93%	(0.78)%

Ratios to Average Net Assets
Total expenses	0.48%	0.48%	0.48%	0.48	%(f)	0.48%	0.48%

Net investment income	2.81%	2.61%	2.37%	3.01	%(f)	2.55%	2.74%

Supplemental Data
Net assets, end of period (000)	$430,875	$285,163	$375,687	$399,220		$304,350	$261,296

Portfolio turnover rate(g)	10%	19%	15%	17	%(e)	21%	17%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Mortgage Real Estate	Non-diversified
Residential Real Estate	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach.

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund would have retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees) and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Mortgage Real Estate	$189,874
Residential Real Estate	14,704

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate	$22,080,222	$47,599,988
Residential Real Estate	7,245,171	7,340,599

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate	$307,448,921	$285,093,146
Residential Real Estate	33,607,303	32,500,039

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate	$395,451,138	$162,847,264
Residential Real Estate	135,661,652	55,265,146

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to the expiration of capital loss carry forwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Mortgage Real Estate	$(743,953)	$743,953
Residential Real Estate	983,861	(983,861)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18
Mortgage Real Estate
Ordinary income	$84,966,731	$94,617,547
Return of capital	20,275,765	21,874,760

	$105,242,496	$116,492,307

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (continued)

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18
Residential Real Estate
Ordinary income	$10,497,499	$13,004,642
Long-term capital gains	1,173,171	—

	$11,670,670	$13,004,642

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Qualified Late-Year Losses	(c)	Total
Mortgage Real Estate	$(63,270,721)		$(73,452,634)		$—		$(136,723,355)
Residential Real Estate	—		29,691,456		(927,256)		28,764,200

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended March 31, 2019, the Funds utilized the following amounts of their capital loss carry forwards as follows:

iShares ETF	Utilized
Mortgage Real Estate	$9,432,542
Residential Real Estate	1,950,590

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mortgage Real Estate	$1,303,796,242	$78,578,635	$(152,031,269)	$(73,452,634)
Residential Real Estate	399,620,488	41,386,295	(11,694,839)	29,691,456

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/19		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount
Mortgage Real Estate
Shares sold	9,250,000	$406,351,161	5,850,000	$268,586,166
Shares redeemed	(4,000,000)	(167,640,234)	(9,700,000)	(436,053,787)

Net increase(decrease)	5,250,000	$238,710,927	(3,850,000)	$(167,467,621)

Residential Real Estate
Shares sold	2,050,000	$137,260,478	1,100,000	$70,011,909
Shares redeemed	(900,000)	(55,929,564)	(2,100,000)	(128,435,846)

Net increase(decrease)	1,150,000	$81,330,914	(1,000,000)	$(58,423,937)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income	Return of capital
Mortgage Real Estate	$94,617,547	$21,874,760
Residential Real Estate	13,004,642	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (continued)

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Mortgage Real Estate ETF and iShares Residential Real Estate ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Mortgage Real Estate ETF and iShares Residential Real Estate ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	27

Important Tax Information  (unaudited)

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2019:

iShares ETF	Qualified Dividend Income
Mortgage Real Estate	$1,047,586
Residential Real Estate	56,405

The following distribution amounts are hereby designated for the fiscal year ended March 31, 2019:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
Residential Real Estate	$1,173,171

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Mortgage Real Estate	$3.807230	$—	$—	$3.807230	100%	—%	—%	100%
Residential Real Estate	2.223609	—	—	2.223609	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Mortgage Real Estate ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	0.15%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	4	0.30
Greater than 0.0% and Less than 0.5%	719	54.51
At NAV	111	8.42
Less than 0.0% and Greater than –0.5%	473	35.86
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –6.0%	2	0.15

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	29

Supplemental Information  (unaudited)  (continued)

iShares Residential Real Estate ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	496	37.60%
At NAV	157	11.90
Less than 0.0% and Greater than –0.5%	665	50.42
Less than –0.5% and Greater than –1.0%	1	0.08

	1,319	100.00%

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free

1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	31

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	33

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2019

2019 ANNUAL REPORT

iShares Trust

▶	iShares Expanded Tech Sector ETF | IGM | NYSE Arca

▶	iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX

▶	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ

▶	iShares North American Natural Resources ETF | IGE | Cboe BZX

▶	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca

▶	iShares PHLX Semiconductor ETF | SOXX | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

United States (“U.S.”) stocks rose for the 12 months ended March 31, 2019 (“reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 8.77%. The reporting period was characterized by significant volatility as the stock market reached a record high in September 2018, before falling sharply late in the year. In fact, December 2018 was the worst month for stocks since the Great Depression. However, stocks rebounded in early 2019 with the highest quarterly return since 2009.

The volatility reflected changing perceptions of economic conditions, corporate profits, interest rates, and broader political risks. In terms of the economy, the pace of growth decelerated from a 4.2% to a 2.2% annualized rate from the second to fourth quarters of 2018. Similarly, a broad range of underlying economic indicators decelerated sharply in late 2018 or early 2019. For example, consumer spending, which accounts for approximately 70% of economic growth, slowed as the year-over-year growth in retail sales peaked at 6.6% in July 2018 and reached a low of 1.6% in December 2018. Nevertheless, the labor market remained healthy; the unemployment rate ended the reporting period at 3.8%, and average hourly earnings increased 3.2% year-over-year through March 2019.

Akey factor in slowing economic growth was the decreasing effect of the fiscal stimulus — a combination of tax cuts and a significant increase in government spending. The stimulus initially improved the economy but eventually led to a nearly 20% increase in the federal budget deficit during fiscal year 2018. Other political developments weighing on the economy in late 2018 were the longest government shutdown in U.S. history and a potential trade war with China. To the economy’s benefit, the shutdown ended in January 2019, and the financial press reported expectations that trade tensions with China would ease.

As economic conditions changed, so too did the U.S. Federal Reserve Bank (“Fed”) interest rate policy. The Fed increased interest rates three times during the first three quarters of the reporting period. In early January 2019, the Fed announced that moderating economic conditions would allow a slowing of future rate increases. One reason the Fed could afford to stop raising rates is that inflation declined from a 2.9% annual rate in July 2018 to 1.9% by March 2019. Commodities prices followed the trajectory of stocks as oil prices increased through September 2018, declined precipitously during the fourth quarter of 2018, and then rebounded for the remainder of the reporting period.

Moderating growth and inflation meant declining intermediate- and long-term Treasury yields. Consequently, late in the reporting period, short-term yields briefly exceeded long-term yields for the first time in a decade. This weighed on stocks, as this relationship between yields is often associated with an impending recession.

Slowing economic growth and the fading effect of tax cuts also influenced corporate profits, which increased rapidly beginning in the first quarter of 2018. However, by the first quarter of 2019, analyst estimates of corporate earnings had been revised down by the largest margin in three years. In that environment, growth-oriented stocks outperformed value-oriented stocks across all capitalization ranges, reflecting investor concerns about the health of the economy. Stocks of large companies outperformed those of mid- and small-size companies, which performed particularly poorly in the fourth quarter of 2018.

M A R K E T O V E R V I E W	5

Fund Summary as of March 31, 2019	iShares® Expanded Tech Sector ETF

Investment Objective

The iShares Expanded Tech Sector ETF (the “Fund”) (formerly the iShares North American Tech ETF) seeks to track the investment results of an index composed of North American equities in the technology sector and select North American equities from communication services and consumer discretionary sectors, as represented by the S&P North American Expanded Technology Sector Index TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	15.52%	18.67%	20.25%	15.52%	135.35%	532.13%
Fund Market	15.59	18.67	20.27	15.59	135.33	533.26
Index(a)	15.98	19.21	20.80	15.98	140.71	561.86
S&P North American Technology Sector IndexTM	15.70	19.15	20.77	15.70	140.13	560.27
S&P North American Expanded Technology Sector IndexTM(b)	N/A	N/A	N/A	N/A	N/A	N/A

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector IndexTM. Index performance beginning on December 24, 2018 reflects the performance of the S&P North American Expanded Technology Sector IndexTM, which, effective as of December 24, 2018, replaced the S&P North American Technology Sector IndexTM as the underlying index of the Fund.

(b)

The inception date of the S&P North American Expanded Technology Sector IndexTM was September 24, 2018. The cumulative total return of this index for the period September 24, 2018 through March 31, 2019 was -0.34%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$987.10	$2.28		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Expanded Tech Sector ETF

Portfolio Management Commentary

North American technology stocks posted a strong return for the reporting period, rebounding following a sharp decline late in 2018. Although technology companies faced several challenges, including trade tensions, regulatory pressure, and market volatility, solid demand and product innovations bolstered the Index’s performance.

The Index’s return was driven primarily by the U.S. information technology sector, which represented approximately 80% of the Index on average for the reporting period. Within the sector, the software industry was the leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs. The systems software industry in particular was helped by growth in revenues for software related to business productivity, cloud computing, and enterprise resource planning. Application software makers also fared well on strong sales of subscriptions for products that assist in customer relationship management, tax preparation, bookkeeping, and graphic design.

Data processing and outsourced services stocks in the IT services industry were also solid contributors to the Index’s return. Companies providing payment processing services were standout performers, as the number of electronic payments worldwide grew substantially. Technology hardware and equipment companies contributed notably, as optimism about trade talks between the U.S. and China bolstered the industry. Despite a slowdown in global smartphone sales, the industry benefited from increasing sales of related software and services.

The consumer discretionary sector, which was entirely comprised of companies in the internet and direct marketing retail industry, also performed well, driven by impressive revenue and earnings growth. In addition to ongoing growth of online retail, the industry also benefited from rising sales of streaming entertainment and cloud computing products.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Interactive Media & Services	14.3%
Data Processing & Outsourced Services	12.9
Systems Software	12.8
Semiconductors	11.8
Internet & Direct Marketing Retail	10.9
Technology Hardware, Storage & Peripherals	10.5
Application Software	9.0
IT Consulting & Other Services	4.8
Communications Equipment	4.4
Movies & Entertainment	2.0
Semiconductor Equipment	1.5
Internet Services & Infrastructure	1.1
Interactive Home Entertainment	1.0
Electronic Components	1.0
Other (each representing less than 1%)	2.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	8.9%
Amazon. com Inc.	8.9
Microsoft Corp.	8.6
Facebook Inc., Class A	5.2
Alphabet Inc., Class C	4.2
Alphabet Inc., Class A	4.1
Visa Inc., Class A	3.5
Intel Corp.	3.1
Cisco Systems Inc.	3.1
Mastercard Inc., Class A	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2019	iShares® Expanded Tech-Software Sector ETF

Investment Objective

The iShares ExpandedTech-Software Sector ETF (the “Fund”) (formerly the iShares NorthAmerican Tech-Software ETF) seeks to track the investment results of an index composed of NorthAmerican equities in the software industry and select NorthAmerican equities from interactive home entertainment and interactive media and services industries, as represented by the S&P NorthAmerican Expanded Technology Software Index TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	24.39%	20.80%	20.63%	24.39%	157.27%	552.63%
Fund Market	24.40	20.80	20.66	24.40	157.21	554.21
Index(a)	24.29	21.19	21.09	24.29	161.41	577.85
S&P North American Technology Software IndexTM	25.72	21.47	21.23	25.72	164.41	585.63
S&P North American Expanded Technology Software IndexTM(b)	N/A	N/A	N/A	N/A	N/A	N/A

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Software IndexTM. Index performance beginning on December 24, 2018 reflects the performance of the S&P North American Expanded Technology Software IndexTM, which, effective as of December 24, 2018, replaced the S&P North American Technology Software IndexTM as the underlying index of the Fund.

(b)

The inception date of the S&P North American Expanded Technology Software IndexTM was September 24, 2018. The cumulative total return of this index for the period September 24, 2018 through March 31, 2019 was 4.10%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,029.40	$2.33		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® Expanded Tech-Software Sector ETF

Portfolio Management Commentary

North American technology and software companies posted an outstanding return for the reporting period, amid strong growth in demand for software from both consumers and businesses. The proliferation of connected devices and advances in data processing and collection has resulted in software products increasingly permeating into daily life and business practices.

The Index’s return was driven almost entirely by the U.S. information technology sector, which represented approximately 94% of the Index on average for the reporting period. Within the sector, the software and services industry was the leading source of strength, benefiting from the continued growth of software as a service. The move toward subscription-based software has driven profitability in the industry by providing consistent revenues while reducing training costs. The application software industry in particular was helped by growth in subscription-based revenues for software that helps with customer relationship management, tax preparation, bookkeeping, and graphic design. Makers of computer-aided design software, used in fields such as engineering, construction, and architecture, also performed well, as expansion into the fabrication and quality control areas led to customer growth.

The systems software industry was another significant contributor to the Index’s performance. Subscription-based pricing models also helped systems software companies, as sales of online business productivity software increased substantially. Cloud-based computer products aimed at businesses were key drivers of the industry’s return amid growth in online analytics, virtual computing, storage, and networking services. Strategic acquisitions and improved product offerings helped boost stocks of companies that develop enterprise resource planning software.

On the downside, the communication sector detracted from the Index’s return, particularly interactive home entertainment companies. Traditional video game companies fared poorly, mostly due to competition from new, popular games that use a free-to-play model.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	91.1%
Entertainment	7.4
Other (each representing less than 1%)	1.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	8.7%
Adobe Inc.	8.5
Oracle Corp.	8.3
salesforce. com Inc.	8.3
Intuit Inc.	6.2
ServiceNow Inc.	4.0
Activision Blizzard Inc.	3.2
Autodesk Inc.	3.1
Red Hat Inc.	2.9
Electronic Arts Inc.	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2019	iShares® Nasdaq Biotechnology ETF

Investment Objective

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.92%	7.44%	17.83%	4.92%	43.15%	415.82%
Fund Market	4.95	7.44	17.84	4.95	43.19	416.21
Index	5.24	7.74	18.17	5.24	45.16	430.83

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through April 2, 2014 reflects the performance of the NASDAQ Biotechnology Index (price return). Index performance beginning on April 3, 2014 reflects the performance of the NASDAQ Biotechnology Index (total return).

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$916.70	$2.25		$1,000.00	$1,022.60	$2.37		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2019 (continued)	iShares® Nasdaq Biotechnology ETF

Portfolio Management Commentary

Biotechnology-related stocks advanced modestly during the reporting period as higher demand for healthcare goods and services offset persistent market volatility. Biotechnology companies were the leading contributors to the Index’s return amid ongoing innovations and a favorable regulatory environment. During 2018 the Food and Drug Administration approved a record-setting level of new drugs and shortened approval times. Approvals of orphan drugs, which are used to treat rare diseases, and approvals from the European Commission also supported the industry.

The biotechnology industry continued to produce strong product pipelines of new drugs in late-stage development. Research on additional applications for uses of already developed drugs also benefited the industry. Successful clinical trials for orphan drugs, such as treatments for certain blood disorders, buoyed biotechnology stocks. Although high-tech therapies remained the most prominent, the development of a drug derived from fish oil that lowers the risk of cardiovascular disease also bolstered gains. 2018 produced unprecedented levels of fundraising in the biotechnology industry, through both initial public offerings and venture capital financing.

The life sciences tools and services industry also contributed to the Index’s return amid strong global demand for scientific instruments and genetic sequencing technologies used in areas such as consumer genomics, prenatal testing, and oncology. Contract research organizations, which work with biotechnology companies to develop new treatments, were noteworthy contributors to the industry’s advance.

On the downside, the pharmaceuticals industry detracted from the Index’s return, constrained by pricing pressures from regulatory and government entities. Disappointing test results for the efficacy of certain cancer drugs also weighed on performance. In addition, an expansion of the availability of generic drugs pressured the industry’s revenues during the reporting period.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Biotechnology	82.3%
Pharmaceuticals	9.5
Life Sciences Tools & Services	7.3
Other (each representing less than 1%)	0.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Celgene Corp.	8.1%
Gilead Sciences Inc.	8.1
Amgen Inc.	8.1
Vertex Pharmaceuticals Inc.	5.8
Biogen Inc.	5.7
Illumina Inc.	4.0
Alexion Pharmaceuticals Inc.	3.9
Regeneron Pharmaceuticals Inc.	3.9
Incyte Corp.	2.4
BioMarin Pharmaceutical Inc.	2.1

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2019	iShares® North American Natural Resources ETF

Investment Objective

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.87)%	(4.62)%	4.79%	(2.87)%	(21.06)%	59.71%
Fund Market	(2.90)	(4.62)	4.81	(2.90)	(21.06)	59.98
Index	(2.38)	(4.16)	5.31	(2.38)	(19.15)	67.81

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$887.30	$2.16		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® North American Natural Resources ETF

Portfolio Management Commentary

North American natural resources stocks declined during the reporting period, amid decreasing commodities prices. Approximately 83% of the Index on average during the reporting period was made up of energy companies. Their business prospects were negatively affected by volatility in pricing for crude oil, gas, and heating oil, which ultimately ended slightly below where they began the reporting period. The remainder of the Index was made up of materials companies, which were affected by declines in prices for many raw materials. For example, prices for gold and other precious metals ended the reporting period lower, while industrial metals were mixed.

In that environment, U.S. natural resource companies detracted the most from the Index’s performance, led by the oil and gas equipment and services industry. Business for these companies tends to be highly cyclical and reliant upon spending by oil producers and refiners. With oil prices volatile and the outlook for growth poor, companies throughout the energy sector reduced capital spending budgets, weighing on the industry. The challenging environment for energy commodities led analysts to sharply reduce their earnings expectations for the energy sector. Specifically, earnings projections for the oil and gas equipment and services industry were revised down by 16%. U.S. metals and mining stocks were another source of weakness for the Index’s return, as the poor pricing environment and concerns about global growth also led to significant downward earnings revisions for companies in the materials sector.

In contrast, Canadian oil and gas storage and transportation stocks contributed notably to the Index’s return. Record U.S. oil output and higher volumes in Canadian pipelines led to strong earnings for these companies.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil, Gas & Consumable Fuels	73.3%
Metals & Mining	8.8
Energy Equipment & Services	8.7
Containers & Packaging	6.7
Construction Materials	2.0
Paper & Forest Products	0.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Chevron Corp.	9.9%
Exxon Mobil Corp.	9.8
ConocoPhillips	4.3
Enbridge Inc.	4.2
Schlumberger Ltd.	3.5
EOG Resources Inc.	3.2
Suncor Energy Inc.	3.0
Occidental Petroleum Corp.	2.9
TransCanada Corp.	2.4
Marathon Petroleum Corp.	2.3

F U N D S U M M A R Y	13

Fund Summary as of March 31, 2019	iShares® North American Tech-Multimedia Networking ETF

Investment Objective

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.27%	11.14%	13.59%	10.27%	69.60%	257.57%
Fund Market	10.33	11.14	13.64	10.33	69.59	259.04
Index	10.60	11.54	13.98	10.60	72.65	270.19

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,026.30	$2.32		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® North American Tech-Multimedia Networking ETF

Portfolio Management Commentary

North American technology and multimedia networking stocks advanced strongly on robust earnings driven by increased consumer and business demand for products and services that use networked communications. The U.S. communications equipment industry, which represented approximately 98% of the Index on average for the reporting period, was the leading contributor, providing the large majority of the Index’s return.

Increasing consumer demand for bandwidth-heavy experiences such as video streaming has prompted internet service providers to expand and upgrade their capabilities, benefiting the makers of networking equipment. In addition to broadening wired networks such as fiber, providers are improving delivery of wireless data, necessitating substantial spending on network infrastructure. Wireless providers are investing heavily in equipment for 5G, the newest generation data protocol, which is benefiting the networking companies providing backend capabilities for the new network. Continuing political and trade tensions with China, a major provider of networking equipment to the U.S. market, benefited North American networking equipment manufacturers.

Another important driver of growth for the industry was data centers. Collecting and processing of data has become increasingly important for many companies; consequently, data center capacity grew dramatically. The ongoing expansion of cloud computing raised demand for data centers, which require large investments in networking technology products. The introduction of a hybrid-cloud product that allows customers to take advantage of cloud computing power while keeping important data on local servers helped the industry. Higher software sales in both the enterprise and cybersecurity areas further boosted earnings growth of communications equipment makers. Specifically, rising subscription software sales, which generate a recurring stream of revenues, benefited the industry.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Communications Equipment	100.0%

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Arista Networks Inc.	9.4%
Cisco Systems Inc.	8.7
Juniper Networks Inc.	8.4
Motorola Solutions Inc.	8.3
F5 Networks Inc.	8.1
Lumentum Holdings Inc.	5.3
Ubiquiti Networks Inc.	4.7
ViaSat Inc.	4.6
ARRIS International PLC	4.4
Viavi Solutions Inc.	4.4

F U N D S U M M A R Y	15

Fund Summary as of March 31, 2019	iShares® PHLX Semiconductor ETF

Investment Objective

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.61%	20.47%	21.22%	6.61%	153.79%	585.21%
Fund Market	6.66	20.47	21.25	6.66	153.73	586.75
Index	7.11	21.11	21.79	7.11	160.60	617.96

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,029.10	$2.33		$1,000.00	$1,022.60	$2.32		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

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Fund Summary as of March 31, 2019 (continued)	iShares® PHLX Semiconductor ETF

Portfolio Management Commentary

U.S.-based semiconductor stocks posted a positive return for the reporting period, rebounding after facing several challenges in 2018. Trade tensions weighed on U.S. semiconductor manufacturers, which import crucial intermediate products from China and export a large amount of their finished goods to Asia. In addition, an oversupply of chips following a downturn in the cryptocurrency market negatively affected pricing.

Another challenge faced by semiconductor companies is growing Chinese investment in its domestic industry. During the reporting period, the Chinese government announced a plan to invest more than $47 billion to help develop Chinese manufacturers. U.S.-based semiconductor makers called on the U.S. government to help augment its research and development efforts. Nevertheless, demand for semiconductors overall remained high, driven by increasing use of connected devices, and the industry shipped over one trillion units for the first time in 2018. Strong earnings combined with the easing of trade tensions between the U.S. and China toward the end of the reporting period led the industry to post large gains in the first quarter of 2019.

An expansion in data center capacity, which requires large investments in hardware that uses semiconductors, was another important performance driver for the semiconductor industry. The growth of cloud computing and big data increased demand for large facilities that can handle the necessary processing requirements. These data centers use higher-end servers, which benefits manufacturers of state-of-the-art semiconductors. Advances in streaming technology, which requires graphics-chip processors, also helped the performance of semiconductor companies.

On the downside, the semiconductor equipment industry detracted slightly from the Index’s return. The industry, which derives a large portion of its sales from equipment used to manufacture memory chips, was hindered by a sharp drop in memory chip prices.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Semiconductors	83.6%
Semiconductor Equipment	16.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

NVIDIA Corp.	9.0%
Broadcom Inc.	8.4
QUALCOMM Inc.	8.3
Intel Corp.	7.8
Texas Instruments Inc.	7.8
Advanced Micro Devices Inc.	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1
Applied Materials Inc.	4.0
Lam Research Corp.	3.9
Xilinx Inc.	3.9

F U N D S U M M A R Y	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments March 31, 2019	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 4.4%
Acacia Communications Inc.(a)	5,892	$337,906
Arista Networks Inc.(a)	10,744	3,378,558
ARRIS International PLC(a)	33,471	1,058,018
Ciena Corp.(a)	29,654	1,107,280
Cisco Systems Inc.	903,743	48,793,085
CommScope Holding Co. Inc.(a)	39,170	851,164
EchoStar Corp., Class A(a)	9,674	352,617
Extreme Networks Inc.(a)	23,730	177,738
F5 Networks Inc.(a)	12,222	1,917,999
Finisar Corp.(a)	24,324	563,587
Infinera Corp.(a)(b)	32,118	139,392
InterDigital Inc.	6,706	442,462
Juniper Networks Inc.	71,474	1,891,917
Lumentum Holdings Inc.(a)	15,646	884,625
Motorola Solutions Inc.	33,581	4,715,444
NETGEAR Inc.(a)	6,314	209,120
NetScout Systems Inc.(a)	14,402	404,264
Plantronics Inc.	6,648	306,539
Ubiquiti Networks Inc.(b)	3,916	586,264
ViaSat Inc.(a)	11,619	900,473
Viavi Solutions Inc.(a)	47,231	584,720

		69,603,172

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp., Class A	61,124	5,772,550
Anixter International Inc.(a)	5,954	334,079
Arrow Electronics Inc.(a)	17,460	1,345,468
Avnet Inc.	22,294	966,891
AVX Corp.	9,961	172,724
Badger Meter Inc.	6,051	336,678
Belden Inc.(b)	8,100	434,970
Benchmark Electronics Inc.	8,359	219,424
CDW Corp./DE	30,838	2,971,858
Celestica Inc.(a)(b)	24,705	208,757
Cognex Corp.	35,124	1,786,407
Coherent Inc.(a)(b)	5,041	714,410
Corning Inc.	161,307	5,339,262
Dolby Laboratories Inc., Class A	13,110	825,537
Fabrinet(a)	7,653	400,711
Fitbit Inc., Class A(a)	42,207	249,865
FLIR Systems Inc.	27,853	1,325,246
II-VI Inc.(a)(b)	12,218	454,998
Insight Enterprises Inc.(a)	7,135	392,853
IPG Photonics Corp.(a)	7,296	1,107,387
Itron Inc.(a)	6,884	321,139
Jabil Inc.	28,948	769,727
Keysight Technologies Inc.(a)	38,602	3,366,094
Knowles Corp.(a)(b)	18,835	332,061
Littelfuse Inc.	5,080	926,998
Methode Electronics Inc.	7,555	217,433
National Instruments Corp.	23,111	1,025,204
Novanta Inc.(a)	6,746	571,589
OSI Systems Inc.(a)	3,432	300,643
Plexus Corp.(a)	6,356	387,398
Rogers Corp.(a)	3,816	606,286
Sanmina Corp.(a)	14,226	410,420
SYNNEX Corp.	8,530	813,677
TE Connectivity Ltd.	69,483	5,610,752
Tech Data Corp.(a)	7,673	785,792

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble Inc.(a)	51,713	$2,089,205
TTM Technologies Inc.(a)(b)	19,001	222,882
Vishay Intertechnology Inc.	27,021	499,078
Zebra Technologies Corp., Class A(a)	11,076	2,320,754

		46,937,207

Entertainment — 3.0%
Activision Blizzard Inc.	156,700	7,134,551
Electronic Arts Inc.(a)	61,442	6,244,350
Netflix Inc.(a)(b)	89,634	31,959,899
Take-Two Interactive Software Inc.(a)	23,267	2,195,707
Zynga Inc., Class A(a)	171,164	912,304

		48,446,811

Interactive Media & Services — 14.3%
Alphabet Inc., Class A(a)	55,146	64,900,776
Alphabet Inc., Class C,NVS(a)	56,622	66,435,159
Cargurus Inc.(a)	6,872	275,292
Cars.com Inc.(a)	12,616	287,645
Facebook Inc., Class A(a)	489,754	81,637,094
IAC/InterActiveCorp.(a)	15,981	3,357,768
Match Group Inc.	10,832	613,199
Snap Inc., Class A, NVS(a)(b)	152,527	1,680,848
TripAdvisor Inc.(a)	21,132	1,087,241
TrueCar Inc.(a)	17,158	113,929
Twitter Inc.(a)	149,276	4,908,195
Yelp Inc.(a)	15,490	534,405
Zillow Group Inc., Class A(a)	10,013	342,445
Zillow Group Inc., Class C, NVS(a)(b)	23,809	827,125

		227,001,121

Internet & Direct Marketing Retail — 10.9%
Amazon.com Inc.(a)	78,847	140,406,795
Booking Holdings Inc.(a)	9,241	16,124,713
eBay Inc.	176,387	6,551,013
Etsy Inc.(a)	24,767	1,664,838
Expedia Group Inc.	24,040	2,860,760
Groupon Inc.(a)(b)	84,730	300,792
GrubHub Inc.(a)(b)	18,649	1,295,546
Liberty Expedia Holdings Inc., Class A(a)	11,229	480,601
Qurate Retail Inc.(a)	86,386	1,380,448
Shutterfly Inc.(a)	6,957	282,733
Shutterstock Inc.(b)	3,845	179,292
Stamps.com Inc.(a)	3,368	274,189
Wayfair Inc., Class A(a)	12,816	1,902,535

		173,704,255

IT Services — 18.9%
Accenture PLC, Class A	130,869	23,035,561
Akamai Technologies Inc.(a)	33,558	2,406,444
Alliance Data Systems Corp.	9,371	1,639,738
Automatic Data Processing Inc.	89,435	14,286,347
Black Knight Inc.(a)	29,184	1,590,528
Booz Allen Hamilton Holding Corp.	28,802	1,674,548
Broadridge Financial Solutions Inc.	23,785	2,466,267
CACI International Inc., Class A(a)	5,112	930,486
Cardtronics PLC, Class A(a)	7,749	275,709
CGI Inc.(a)(b)	50,440	3,468,254
Cognizant Technology Solutions Corp., Class A	118,026	8,550,984
Conduent Inc.(a)(b)	38,123	527,241
CoreLogic Inc.(a)	16,403	611,176
CSG Systems International Inc.	6,851	289,797
DXC Technology Co.	55,159	3,547,275

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) March 31, 2019	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Endurance International Group Holdings Inc.(a)	15,888	$115,188
EPAM Systems Inc.(a)	10,563	1,786,520
Euronet Worldwide Inc.(a)(b)	10,601	1,511,597
EVERTEC Inc.	12,269	341,201
ExlService Holdings Inc.(a)	7,072	424,461
Fidelity National Information Services Inc.	66,250	7,492,875
First Data Corp., Class A(a)	116,742	3,066,812
Fiserv Inc.(a)	80,328	7,091,356
FleetCor Technologies Inc.(a)	17,653	4,353,053
Gartner Inc.(a)	18,445	2,797,738
Genpact Ltd.	31,157	1,096,103
Global Payments Inc.	32,405	4,423,931
GoDaddy Inc., Class A(a)	34,784	2,615,409
GTT Communications Inc.(a)(b)	6,860	238,042
International Business Machines Corp.	182,691	25,777,700
Jack Henry & Associates Inc.	15,868	2,201,526
Leidos Holdings Inc.	30,052	1,926,033
LiveRamp Holdings Inc.(a)(b)	13,932	760,269
ManTech International Corp./VA, Class A	5,425	293,059
Mastercard Inc., Class A	185,320	43,633,594
MAXIMUS Inc.	13,118	931,116
MongoDB Inc.(a)	5,615	825,517
NIC Inc.	13,225	226,015
Okta Inc.(a)	16,152	1,336,255
Paychex Inc.	65,511	5,253,982
PayPal Holdings Inc.(a)	240,862	25,011,110
Perspecta Inc.	28,894	584,237
Presidio Inc.	6,331	93,699
Sabre Corp.	56,490	1,208,321
Science Applications International Corp.	10,417	801,588
Shopify Inc., Class A(a)(b)	20,153	4,164,013
Square Inc., Class A(a)	63,200	4,734,944
Sykes Enterprises Inc.(a)	8,178	231,274
Total System Services Inc.	33,466	3,179,605
Travelport Worldwide Ltd.	26,611	418,591
TTEC Holdings Inc.	2,849	103,219
Twilio Inc., Class A(a)	19,603	2,532,316
VeriSign Inc.(a)	21,660	3,932,590
Virtusa Corp.(a)	5,614	300,068
Visa Inc., Class A	359,314	56,121,254
Western Union Co. (The)	89,623	1,655,337
WEX Inc.(a)	8,862	1,701,415
Worldpay Inc., Class A(a)	61,919	7,027,807

		299,621,095

Semiconductors & Semiconductor Equipment — 13.3%
Advanced Energy Industries Inc.(a)	7,760	385,517
Advanced Micro Devices Inc.(a)	181,144	4,622,795
Amkor Technology Inc.(a)	26,732	228,291
Analog Devices Inc.	75,583	7,956,622
Applied Materials Inc.	194,810	7,726,165
Broadcom Inc.	81,321	24,454,038
Brooks Automation Inc.	14,497	425,197
Cabot Microelectronics Corp.	5,990	670,640
Cirrus Logic Inc.(a)	12,160	511,571
Cree Inc.(a)	21,151	1,210,260
Cypress Semiconductor Corp.	74,816	1,116,255
Diodes Inc.(a)	8,393	291,237
Entegris Inc.	27,745	990,219
First Solar Inc.(a)(b)	15,369	812,098
Inphi Corp.(a)(b)	8,882	388,499

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Integrated Device Technology Inc.(a)	26,521	$1,299,264
Intel Corp.	923,241	49,578,042
KLA-Tencor Corp.	33,967	4,055,999
Kulicke & Soffa Industries Inc.	13,591	300,497
Lam Research Corp.	31,286	5,600,507
MACOM Technology Solutions Holdings Inc.(a)(b)	9,328	155,871
Marvell Technology Group Ltd.	121,650	2,419,619
Maxim Integrated Products Inc.	56,213	2,988,845
MaxLinear Inc.(a)	12,672	323,516
Microchip Technology Inc.	48,723	4,042,060
Micron Technology Inc.(a)	230,100	9,510,033
MKS Instruments Inc.	11,144	1,036,949
Monolithic Power Systems Inc.	8,079	1,094,624
NVIDIA Corp.	124,413	22,339,598
ON Semiconductor Corp.(a)	84,240	1,732,817
Power Integrations Inc.	5,879	411,177
Qorvo Inc.(a)	25,246	1,810,896
QUALCOMM Inc.	248,478	14,170,700
Rambus Inc.(a)	22,253	232,544
Semtech Corp.(a)	13,435	683,976
Silicon Laboratories Inc.(a)	8,837	714,560
Skyworks Solutions Inc.	35,790	2,951,959
SolarEdge Technologies Inc.(a)	9,132	344,094
SunPower Corp.(a)(b)	12,405	80,757
Synaptics Inc.(a)(b)	7,068	280,953
Teradyne Inc.	35,699	1,422,248
Texas Instruments Inc.	192,672	20,436,719
Universal Display Corp.	8,717	1,332,393
Versum Materials Inc.	22,434	1,128,655
Xilinx Inc.	51,927	6,583,824

		210,853,100

Software — 21.7%
2U Inc.(a)(b)	11,910	843,823
8x8 Inc.(a)	19,611	396,142
ACI Worldwide Inc.(a)	23,591	775,436
Adobe Inc.(a)	100,131	26,683,910
Alarm.com Holdings Inc.(a)	7,225	468,903
Alteryx Inc., Class A(a)(b)	6,256	524,691
ANSYS Inc.(a)	17,224	3,146,997
Aspen Technology Inc.(a)	14,320	1,493,003
Autodesk Inc.(a)	44,928	7,000,681
Avaya Holdings Corp.(a)	21,185	356,544
Benefitfocus Inc.(a)	5,332	264,041
Blackbaud Inc.(b)	9,883	787,972
BlackBerry Ltd.(a)(b)	100,566	1,014,711
Blackline Inc.(a)	9,550	442,356
Bottomline Technologies de Inc.(a)	7,597	380,534
Box Inc., Class A(a)	29,412	567,946
Cadence Design Systems Inc.(a)	57,650	3,661,351
CDK Global Inc.	25,641	1,508,204
Ceridian HCM Holding Inc.(a)	7,461	382,749
Cision Ltd.(a)	15,235	209,786
Citrix Systems Inc.	25,730	2,564,252
Cloudera Inc.(a)	45,232	494,838
CommVault Systems Inc.(a)	7,927	513,194
Cornerstone OnDemand Inc.(a)	10,816	592,500
Coupa Software Inc.(a)	10,878	989,680
Descartes Systems Group Inc. (The)(a)(b)	15,974	581,134
Dropbox Inc., Class A(a)	19,199	418,538
Ebix Inc.	4,425	218,462

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ellie Mae Inc.(a)(b)	7,155	$706,127
Envestnet Inc.(a)	9,888	646,576
Everbridge Inc.(a)	5,939	445,484
Fair Isaac Corp.(a)	5,977	1,623,533
FireEye Inc.(a)(b)	40,362	677,678
Five9 Inc.(a)(b)	12,085	638,451
Fortinet Inc.(a)	29,821	2,504,069
Guidewire Software Inc.(a)(b)	16,661	1,618,783
HubSpot Inc.(a)	7,873	1,308,571
Instructure Inc.(a)	6,391	301,144
Intuit Inc.	53,188	13,903,875
j2 Global Inc.	9,523	824,692
LogMeIn Inc.	10,453	837,285
Manhattan Associates Inc.(a)	13,368	736,710
Microsoft Corp.	1,161,349	136,969,501
MicroStrategy Inc., Class A(a)	1,695	244,504
New Relic Inc.(a)	9,393	927,089
Nuance Communications Inc.(a)	58,685	993,537
Nutanix Inc., Class A(a)	15,903	600,179
Open Text Corp.(b)	55,261	2,123,680
Oracle Corp.	523,135	28,097,581
Palo Alto Networks Inc.(a)	19,443	4,722,316
Paycom Software Inc.(a)(b)	9,893	1,871,063
Paylocity Holding Corp.(a)	6,568	585,800
Pegasystems Inc.	7,617	495,105
Pivotal Software Inc., Class A(a)	8,278	172,596
Pluralsight Inc., Class A(a)	11,656	369,961
Progress Software Corp.	9,285	411,975
Proofpoint Inc.(a)	11,381	1,381,995
PTC Inc.(a)	21,951	2,023,443
Q2 Holdings Inc.(a)	7,558	523,467
Qualys Inc.(a)	6,951	575,126
Rapid7 Inc.(a)	8,288	419,456
RealPage Inc.(a)	14,931	906,162
Red Hat Inc.(a)	36,256	6,623,971
RingCentral Inc., Class A(a)	14,100	1,519,980
SailPoint Technologies Holding Inc.(a)	13,166	378,128
salesforce.com Inc.(a)	157,055	24,872,800
ServiceNow Inc.(a)	36,800	9,070,832
Splunk Inc.(a)	30,386	3,786,096
SPS Commerce Inc.(a)	3,671	389,346
SS&C Technologies Holdings Inc.	44,349	2,824,588
Symantec Corp.	131,429	3,021,553
Synopsys Inc.(a)	30,775	3,543,741
Tableau Software Inc., Class A(a)	14,711	1,872,416
Teradata Corp.(a)(b)	24,118	1,052,751
TiVo Corp.	25,256	235,386
Trade Desk Inc. (The), Class A(a)	7,454	1,475,519
Tyler Technologies Inc.(a)	7,874	1,609,446
Ultimate Software Group Inc. (The)(a)	6,484	2,140,563

Security	Shares	Value

Software (continued)
Varonis Systems Inc.(a)	6,066	$361,716
Verint Systems Inc.(a)	13,329	797,874
VMware Inc., Class A	15,590	2,814,151
Workday Inc., Class A(a)	30,963	5,971,215
Yext Inc.(a)	12,448	272,113
Zendesk Inc.(a)	22,255	1,891,675

		344,995,752

Technology Hardware, Storage & Peripherals — 10.4%
3D Systems Corp.(a)(b)	23,591	253,839
Apple Inc.	743,196	141,170,080
Cray Inc.(a)	8,407	219,002
Dell Technologies Inc., Class C(a)	30,715	1,802,663
Electronics For Imaging Inc.(a)	8,768	235,859
Hewlett Packard Enterprise Co.	282,122	4,353,143
HP Inc.	314,513	6,110,988
NCR Corp.(a)(b)	24,553	670,052
NetApp Inc.	50,780	3,521,085
Pure Storage Inc., Class A(a)	35,235	767,771
Seagate Technology PLC	52,715	2,524,521
Western Digital Corp.	59,802	2,874,084
Xerox Corp.	41,093	1,314,154

		165,817,241

Total Common Stocks — 99.9% (Cost: $1,236,341,251)		1,586,979,754

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	54,176,641	54,198,312
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	1,136,060	1,136,060

		55,334,372

Total Short-Term Investments — 3.5% (Cost: $55,326,645)		55,334,372

Total Investments in Securities — 103.4% (Cost: $1,291,667,896)		1,642,314,126

Other Assets, Less Liabilities — (3.4)%		(54,381,630)

Net Assets — 100.0%		$1,587,932,496

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) March 31, 2019	iShares® Expanded Tech Sector ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	35,045,963	19,130,678	54,176,641	$54,198,312	$171,276	(b)	$1,310		$9,395
BlackRock Cash Funds: Treasury, SL Agency Shares	914,225	221,835	1,136,060	1,136,060	34,005		—		—

				$55,334,372	$205,281		$1,310		$9,395

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,586,979,754	$—	$—	$1,586,979,754
Money Market Funds	55,334,372	—	—	55,334,372

	$1,642,314,126	$—	$—	$1,642,314,126

See notes to financial statements.

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 57.2%
2U Inc.(a)(b)	145,779	$10,328,442
8x8 Inc.(a)	242,074	4,889,895
ACI Worldwide Inc.(a)	292,357	9,609,775
Adobe Inc.(a)(b)	867,575	231,200,062
Alarm.com Holdings Inc.(a)	88,918	5,770,778
Alteryx Inc., Class A(a)(b)	75,999	6,374,036
ANSYS Inc.(a)	209,831	38,338,222
Aspen Technology Inc.(a)	174,740	18,218,392
Autodesk Inc.(a)	546,957	85,226,840
Avaya Holdings Corp.(a)(b)	110,939	1,867,103
Benefitfocus Inc.(a)(b)	66,116	3,274,064
Blackbaud Inc.	122,248	9,746,833
Blackline Inc.(a)	117,476	5,441,488
Bottomline Technologies de Inc.(a)	64,147	3,213,123
Box Inc., Class A(a)(b)	361,712	6,984,659
Cadence Design Systems Inc.(a)	702,186	44,595,833
CDK Global Inc.	312,900	18,404,778
Ceridian HCM Holding Inc.(a)(b)	138,758	7,118,285
Cision Ltd.(a)	193,257	2,661,149
Citrix Systems Inc.	313,542	31,247,596
Cloudera Inc.(a)(b)	555,836	6,080,846
Cornerstone OnDemand Inc.(a)	134,493	7,367,526
Coupa Software Inc.(a)(b)	132,894	12,090,696
Descartes Systems Group Inc. (The)(a)(b)	194,683	7,082,568
Dropbox Inc., Class A(a)	233,680	5,094,224
Ebix Inc.(b)	19,737	974,416
Ellie Mae Inc.(a)(b)	88,009	8,685,608
Envestnet Inc.(a)(b)	121,382	7,937,169
Everbridge Inc.(a)(b)	72,664	5,450,527
Fair Isaac Corp.(a)	72,936	19,811,606
Five9 Inc.(a)(b)	148,082	7,823,172
Guidewire Software Inc.(a)(b)	203,294	19,752,045
HubSpot Inc.(a)(b)	96,116	15,975,440
Instructure Inc.(a)(b)	80,969	3,815,259
Intuit Inc.	647,016	169,136,453
j2 Global Inc.	116,570	10,094,962
LogMeIn Inc.	127,927	10,246,953
Manhattan Associates Inc.(a)(b)	163,709	9,022,003
MicroStrategy Inc., Class A(a)	21,000	3,029,250
New Relic Inc.(a)	115,363	11,386,328
Nuance Communications Inc.(a)	717,611	12,149,154
Nutanix Inc., Class A(a)(b)	194,910	7,355,903
Open Text Corp.	673,666	25,888,984
Paycom Software Inc.(a)(b)	120,661	22,820,615
Paylocity Holding Corp.(a)(b)	80,082	7,142,514
Pegasystems Inc.	93,123	6,052,995
Pivotal Software Inc., Class A(a)	109,200	2,276,820
Pluralsight Inc., Class A(a)	143,429	4,552,436
PTC Inc.(a)	267,613	24,668,566
Q2 Holdings Inc.(a)(b)	93,504	6,476,087
RealPage Inc.(a)	184,223	11,180,494
RingCentral Inc., Class A(a)	172,064	18,548,499
salesforce.com Inc.(a)	1,424,370	225,577,477
Splunk Inc.(a)	370,103	46,114,834
SPS Commerce Inc.(a)	44,960	4,768,458
SS&C Technologies Holdings Inc.	540,294	34,411,325
Synopsys Inc.(a)	374,868	43,166,050
Trade Desk Inc. (The), Class A(a)	90,947	18,002,959

Security	Shares	Value

Application Software (continued)
Tyler Technologies Inc.(a)(b)	96,060	$19,634,664
Ultimate Software Group Inc. (The)(a)	79,405	26,213,973
Verint Systems Inc.(a)	164,422	9,842,301
Workday Inc., Class A(a)	377,631	72,826,138
Yext Inc.(a)(b)	205,074	4,482,918
Zendesk Inc.(a)	271,652	23,090,420

		1,562,612,988

Interactive Home Entertainment — 7.4%
Activision Blizzard Inc.	1,907,625	86,854,166
Electronic Arts Inc.(a)	748,221	76,041,700
Take-Two Interactive Software Inc.(a)	283,601	26,763,427
Zynga Inc., Class A(a)	2,095,419	11,168,583

		200,827,876

Interactive Media & Services — 0.8%
Snap Inc., Class A, NVS(a)(b)	1,860,910	20,507,228

Systems Software — 33.8%
BlackBerry Ltd.(a)(b)	1,238,960	12,501,106
CommVault Systems Inc.(a)	97,328	6,301,015
FireEye Inc.(a)(b)	496,304	8,332,944
Fortinet Inc.(a)(b)	363,441	30,518,141
Microsoft Corp.	2,007,705	236,788,728
Oracle Corp.	4,215,123	226,394,256
Palo Alto Networks Inc.(a)	237,594	57,706,831
Progress Software Corp.	114,509	5,080,764
Proofpoint Inc.(a)(b)	138,915	16,868,449
Qualys Inc.(a)(b)	85,403	7,066,244
Rapid7 Inc.(a)	104,112	5,269,108
Red Hat Inc.(a)	441,444	80,651,819
SailPoint Technologies Holding Inc.(a)	164,427	4,722,343
ServiceNow Inc.(a)	447,789	110,375,511
Symantec Corp.	1,601,059	36,808,346
Tableau Software Inc., Class A(a)	180,055	22,917,400
Teradata Corp.(a)(b)	294,593	12,858,985
TiVo Corp.	267,149	2,489,829
Varonis Systems Inc.(a)	74,922	4,467,599
VMware Inc., Class A	189,931	34,284,445

		922,403,863

Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies Inc., Class C(a)	374,659	21,988,737

Total Common Stocks — 100.0% (Cost: $2,534,118,831)		2,728,340,692

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	114,415,154	114,460,920

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) March 31, 2019	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	1,662,696	$1,662,696

		116,123,616

Total Short-Term Investments — 4.2% (Cost: $116,098,029)		116,123,616

Total Investments in Securities — 104.2% (Cost: $2,650,216,860)		2,844,464,308

Other Assets, Less Liabilities — (4.2)%		(115,001,188)

Net Assets — 100.0%		$ 2,729,463,120

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	82,452,119	31,963,035	114,415,154	$114,460,920	$339,588	(b)	$(10,685)	$29,153
BlackRock Cash Funds: Treasury, SL Agency Shares	721,047	941,649	1,662,696	1,662,696	29,949		—	—

				$116,123,616	$369,537		$(10,685)	$29,153

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,728,340,692	$—	$—	$2,728,340,692
Money Market Funds	116,123,616	—	—	116,123,616

	$2,844,464,308	$—	$—	$2,844,464,308

See notes to financial statements.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 82.2%
AC Immune SA(a)(b)	695,317	$3,511,351
ACADIA Pharmaceuticals Inc.(a)(b)	1,501,032	40,302,709
Acceleron Pharma Inc.(a)(b)	539,236	25,112,221
Achillion Pharmaceuticals Inc.(a)(b)	1,440,392	4,263,560
Acorda Therapeutics Inc.(a)(b)	496,921	6,604,080
Adamas Pharmaceuticals Inc.(a)(b)	288,953	2,054,456
Adaptimmune Therapeutics PLC, ADR(a)(b)	821,298	3,531,581
Aduro Biotech Inc.(a)(b)	831,539	3,309,525
Adverum Biotechnologies Inc.(a)(b)	648,008	3,395,562
Aeglea BioTherapeutics Inc.(a)	284,503	2,290,249
Agios Pharmaceuticals Inc.(a)(b)	609,197	41,084,246
Aimmune Therapeutics Inc.(a)(b)	648,735	14,499,227
Akcea Therapeutics Inc.(a)(b)	931,180	26,380,329
Akebia Therapeutics Inc.(a)(b)	1,213,572	9,939,155
Alder Biopharmaceuticals Inc.(a)(b)	832,611	11,365,140
Alexion Pharmaceuticals Inc.(a)(b)	2,331,286	315,143,242
Alkermes PLC(a)	1,627,827	59,399,407
Allakos Inc.(a)(b)	439,330	17,792,865
Alnylam Pharmaceuticals Inc.(a)(b)	1,108,543	103,593,343
AMAG Pharmaceuticals Inc.(a)(b)	361,032	4,650,092
Amarin Corp. PLC,ADR(a)(b)	3,364,679	69,850,736
Amgen Inc.	3,404,150	646,720,417
Amicus Therapeutics Inc.(a)(b)	2,334,031	31,742,822
AnaptysBio Inc.(a)(b)	281,532	20,565,913
Apellis Pharmaceuticals Inc.(a)(b)	587,115	11,448,743
Aptinyx Inc.(a)(b)	353,919	1,433,372
Arbutus Biopharma Corp.(a)(b)	586,600	2,100,028
Arena Pharmaceuticals Inc.(a)(b)	516,013	23,132,863
Argenx SE, ADR(a)(b)	217,331	27,131,602
ArQule Inc.(a)(b)	1,137,030	5,446,374
Array BioPharma Inc.(a)(b)	2,276,487	55,500,753
Arrowhead Pharmaceuticals Inc.(a)(b)	982,843	18,035,169
Ascendis Pharma A/S, ADR(a)(b)	420,233	49,461,424
Atara Biotherapeutics Inc.(a)(b)	481,578	19,142,726
Athenex Inc.(a)(b)	697,848	8,548,638
Audentes Therapeutics Inc.(a)(b)	445,352	17,377,635
Aurinia Pharmaceuticals Inc.(a)(b)	890,101	5,785,657
Autolus Therapeutics PLC ,ADR(a)(b)	188,386	5,928,507
Avrobio Inc.(a)(b)	249,911	5,510,538
Axovant Sciences Ltd.(a)(b)	1,616,651	2,150,146
BeiGene Ltd., ADR(a)(b)	404,033	53,332,356
BioCryst Pharmaceuticals Inc.(a)(b)	1,143,784	9,310,402
Biogen Inc.(a)	1,933,006	456,923,958
BioMarin Pharmaceutical Inc.(a)(b)	1,860,810	165,295,752
Bluebird Bio Inc.(a)(b)	573,267	90,192,097
Blueprint Medicines Corp.(a)(b)	460,061	36,827,883
Cara Therapeutics Inc.(a)(b)	411,507	8,073,767
Celgene Corp.(a)(b)	6,899,792	650,926,377
Cellectis SA, ADR(a)(b)	163,994	3,007,650
ChemoCentryx Inc.(a)(b)	527,094	7,321,336
China Biologic Products Holdings Inc.(a)(b)	410,624	37,469,440
Clovis Oncology Inc.(a)(b)	551,537	13,689,148
Coherus Biosciences Inc.(a)(b)	722,542	9,855,473
Concert Pharmaceuticals Inc.(a)(b)	242,946	2,932,358
Corbus Pharmaceuticals Holdings Inc.(a)(b)	653,485	4,541,721
Crinetics Pharmaceuticals Inc.(a)(b)	250,751	5,707,093
CRISPR Therapeutics AG(a)(b)	545,382	19,481,045
Cytokinetics Inc.(a)(b)	570,761	4,617,457

Security	Shares	Value

Biotechnology (continued)
CytomX Therapeutics Inc.(a)(b)	470,604	$5,058,993
DBV Technologies SA, ADR(a)(b)	279,329	2,153,627
Deciphera Pharmaceuticals Inc.(a)(b)	392,880	9,118,745
Denali Therapeutics Inc.(a)(b)	990,606	23,001,871
Dicerna Pharmaceuticals Inc.(a)(b)	654,425	9,587,326
Eagle Pharmaceuticals Inc./DE(a)(b)	145,257	7,334,026
Editas Medicine Inc.(a)(b)	498,771	12,194,951
Eidos Therapeutics Inc.(a)(b)	383,352	8,989,604
Eiger BioPharmaceuticals Inc.(a)(b)	201,751	2,820,479
Enanta Pharmaceuticals Inc.(a)(b)	202,823	19,373,653
Epizyme Inc.(a)(b)	826,307	10,237,944
Esperion Therapeutics Inc.(a)(b)	279,839	11,235,536
Exelixis Inc.(a)(b)	3,131,025	74,518,395
Fate Therapeutics Inc.(a)	673,065	11,825,752
FibroGen Inc.(a)(b)	892,598	48,512,701
Five Prime Therapeutics Inc.(a)(b)	369,903	4,956,700
Flexion Therapeutics Inc.(a)(b)	396,345	4,946,386
Forty Seven Inc.(a)(b)	324,065	5,236,890
G1 Therapeutics Inc.(a)(b)	390,246	6,478,084
Galapagos NV, ADR(a)(b)	93,982	11,069,200
Genomic Health Inc.(a)(b)	384,997	26,969,040
Geron Corp.(a)(b)	1,944,008	3,227,053
Gilead Sciences Inc.	9,951,810	646,967,168
Global Blood Therapeutics Inc.(a)(b)	587,598	31,101,562
GlycoMimetics Inc.(a)(b)	450,023	5,607,287
Grifols SA, ADR	1,434,291	28,843,592
Halozyme Therapeutics Inc.(a)(b)	1,513,008	24,359,429
Homology Medicines Inc.(a)(b)	391,170	10,847,144
ImmunoGen Inc.(a)(b)	1,555,343	4,214,980
Immunomedics Inc.(a)(b)	1,992,141	38,269,029
Incyte Corp.(a)(b)	2,233,064	192,065,835
Inovio Pharmaceuticals Inc.(a)(b)	994,673	3,710,130
Insmed Inc.(a)	808,905	23,514,868
Insys Therapeutics Inc.(a)(b)	770,873	3,561,433
Intellia Therapeutics Inc.(a)(b)	471,805	8,058,429
Intercept Pharmaceuticals Inc.(a)(b)	309,369	34,606,016
Intrexon Corp.(a)(b)	1,431,517	7,529,779
Ionis Pharmaceuticals Inc.(a)(b)	1,435,180	116,493,561
Iovance Biotherapeutics Inc.(a)(b)	1,287,535	12,244,458
Ironwood Pharmaceuticals Inc.(a)(b)	1,613,298	21,827,922
Karyopharm Therapeutics Inc.(a)(b)	631,747	3,689,403
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	190,990	3,449,279
Kura Oncology Inc.(a)(b)	396,814	6,583,144
Lexicon Pharmaceuticals Inc.(a)(b)	1,105,022	6,143,922
Ligand Pharmaceuticals Inc.(a)(b)	213,275	26,810,800
MacroGenics Inc.(a)(b)	507,579	9,126,270
Magenta Therapeutics Inc.(a)(b)	344,527	5,674,360
MannKind Corp.(a)(b)	1,954,612	3,850,586
MediciNova Inc.(a)(b)	442,470	3,663,652
Minerva Neurosciences Inc.(a)(b)	410,476	3,226,341
Mirati Therapeutics Inc.(a)(b)	367,943	26,970,222
Momenta Pharmaceuticals Inc.(a)(b)	1,027,658	14,931,871
Myriad Genetics Inc.(a)(b)	764,385	25,377,582
Neurocrine Biosciences Inc.(a)(b)	947,462	83,471,402
Novavax Inc.(a)(b)	3,943,955	2,172,725
OPKO Health Inc.(a)(b)	6,116,904	15,965,119
PDL BioPharma Inc.(a)(b)	1,522,854	5,665,017
Portola Pharmaceuticals Inc.(a)(b)	693,045	24,048,662
Progenics Pharmaceuticals Inc.(a)(b)	881,963	4,092,308
ProQR Therapeutics NV(a)(b)	403,893	5,601,996

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) March 31, 2019	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Proteostasis Therapeutics Inc.(a)(b)	519,317	$654,339
Prothena Corp. PLC(a)(b)	415,857	5,044,345
PTC Therapeutics Inc.(a)(b)	598,046	22,510,451
Puma Biotechnology Inc.(a)	397,832	15,431,903
Ra Pharmaceuticals Inc.(a)(b)	438,611	9,824,886
Radius Health Inc.(a)(b)	477,282	9,517,003
Regeneron Pharmaceuticals Inc.(a)(b)	750,970	308,363,301
REGENXBIO Inc.(a)(b)	379,923	21,773,387
Replimune Group Inc.(a)(b)	330,143	5,024,776
Retrophin Inc.(a)(b)	432,025	9,776,726
Rhythm Pharmaceuticals Inc.(a)(b)	358,978	9,839,587
Rigel Pharmaceuticals Inc.(a)(b)	1,743,968	4,481,998
Rocket Pharmaceuticals Inc.(a)(b)	452,635	7,939,218
Rubius Therapeutics Inc.(a)(b)	824,607	14,925,387
Sage Therapeutics Inc.(a)(b)	531,299	84,503,106
Sangamo Therapeutics Inc.(a)(b)	1,065,045	10,160,529
Sarepta Therapeutics Inc.(a)(b)	743,737	88,646,013
Savara Inc.(a)(b)	362,047	2,668,286
Seattle Genetics Inc.(a)(b)	1,675,016	122,678,172
Seres Therapeutics Inc.(a)(b)	420,583	2,889,405
Solid Biosciences Inc.(a)(b)	369,281	3,397,385
Spark Therapeutics Inc.(a)(b)	396,017	45,098,416
Spectrum Pharmaceuticals Inc.(a)(b)	1,158,519	12,384,568
Surface Oncology Inc.(a)(b)	292,423	1,394,858
Synlogic Inc.(a)(b)	268,862	2,040,663
Syros Pharmaceuticals Inc.(a)(b)	355,520	3,249,453
Tocagen Inc.(a)(b)	236,506	2,570,820
Translate Bio Inc.(a)(b)	469,320	4,782,371
Ultragenyx Pharmaceutical Inc.(a)(b)	587,919	40,778,062
uniQure NV(a)(b)	392,534	23,414,653
United Therapeutics Corp.(a)	456,115	53,534,218
UNITY Biotechnology Inc.(a)(b)	441,525	3,580,768
Unum Therapeutics Inc.(a)(b)	316,802	1,390,761
UroGen Pharma Ltd.(a)(b)	213,609	7,890,716
Vanda Pharmaceuticals Inc.(a)(b)	549,189	10,105,078
Veracyte Inc.(a)	428,850	10,729,827
Verastem Inc.(a)(b)	779,037	2,305,950
Vertex Pharmaceuticals Inc.(a)(b)	2,512,763	462,222,754
Voyager Therapeutics Inc.(a)(b)	340,268	6,512,730
Xencor Inc.(a)(b)	587,250	18,239,985
Xenon Pharmaceuticals Inc.(a)(b)	266,634	2,709,001
Zafgen Inc.(a)(b)	389,545	1,067,353
Zai Lab Ltd., ADR(a)(b)	216,828	6,398,594

		6,600,377,757

Chemicals — 0.0%
Amyris Inc.(a)(b)	798,329	1,668,508

Health Care Equipment & Supplies — 0.8%
Cerus Corp.(a)(b)	1,428,727	8,900,969
Neuronetics Inc.(a)(b)	183,385	2,796,621
Novocure Ltd.(a)(b)	991,018	47,737,337

		59,434,927

Health Care Providers & Services — 0.1%
PetIQ Inc.(a)(b)	222,293	6,982,223

Life Sciences Tools & Services — 7.3%
Bio-Techne Corp.	393,989	78,226,516
Illumina Inc.(a)(b)	1,034,023	321,260,606
Luminex Corp.	466,050	10,723,811
Medpace Holdings Inc.(a)(b)	372,318	21,955,592

Security	Shares	Value

Life Sciences Tools & Services (continued)
NanoString Technologies Inc.(a)	321,640	$7,696,845
Pacific Biosciences of California Inc.(a)	1,574,851	11,386,173
PRA Health Sciences Inc.(a)(b)	683,644	75,399,097
Quanterix Corp.(a)(b)	231,576	5,981,608
Syneos Health Inc.(a)(b)	1,077,844	55,789,205

		588,419,453

Pharmaceuticals — 9.5%
AcelRx Pharmaceuticals Inc.(a)(b)	785,141	2,732,291
Aclaris Therapeutics Inc.(a)(b)	427,060	2,558,089
Aerie Pharmaceuticals Inc.(a)(b)	474,184	22,523,740
Akorn Inc.(a)	1,309,152	4,608,215
Amphastar Pharmaceuticals Inc.(a)(b)	480,905	9,824,889
ANI Pharmaceuticals Inc.(a)(b)	123,637	8,721,354
Aquestive Therapeutics Inc.(a)(b)	263,513	1,820,875
Aratana Therapeutics Inc.(a)(b)	516,482	1,859,335
Assertio Therapeutics Inc.(a)(b)	676,694	3,430,839
Collegium Pharmaceutical Inc.(a)(b)	347,442	5,260,272
Corium International Inc.(b)	416,117	74,901
Cymabay Therapeutics Inc.(a)(b)	620,407	8,239,005
Dermira Inc.(a)	441,571	5,983,287
Dova Pharmaceuticals Inc.(a)(b)	298,560	2,654,198
Eloxx Pharmaceuticals Inc.(a)(b)	366,431	4,279,914
Endo International PLC(a)	2,341,031	18,798,479
Evolus Inc.(a)(b)	284,541	6,422,090
EyePoint Pharmaceuticals Inc.(a)(b)	1,002,107	1,793,771
Foamix Pharmaceuticals Ltd.(a)(b)	576,355	2,161,331
GW Pharmaceuticals PLC, ADR(a)(b)	302,611	51,011,136
Horizon Pharma PLC(a)	1,769,519	46,768,387
Hutchison China MediTech Ltd., ADR(a)(b)	353,172	10,800,000
Innoviva Inc.(a)	1,054,927	14,800,626
Intra-Cellular Therapies Inc.(a)(b)	574,998	7,003,476
Jazz Pharmaceuticals PLC(a)(b)	595,202	85,084,126
Kala Pharmaceuticals Inc.(a)(b)	357,141	2,953,556
Medicines Co. (The)(a)(b)	770,485	21,535,056
Mylan NV(a)(b)	5,382,493	152,539,852
MyoKardia Inc.(a)(b)	420,623	21,868,190
Nektar Therapeutics(a)(b)	1,805,666	60,670,378
Ocular Therapeutix Inc.(a)(b)	434,182	1,723,703
Omeros Corp.(a)(b)	511,274	8,880,829
Optinose Inc.(a)(b)	427,033	4,398,440
Pacira Pharmaceuticals Inc./DE(a)(b)	430,108	16,369,910
Paratek Pharmaceuticals Inc.(a)(b)	335,307	1,797,245
Reata Pharmaceuticals Inc., Class A(a)	251,159	21,466,560
resTORbio Inc.(a)(b)	296,423	2,021,605
Revance Therapeutics Inc.(a)(b)	459,314	7,238,789
SIGA Technologies Inc.(a)(b)	838,017	5,036,482
Strongbridge Biopharma PLC(a)(b)	565,053	2,813,964
Supernus Pharmaceuticals Inc.(a)(b)	545,147	19,101,951
TherapeuticsMD Inc.(a)(b)	2,515,868	12,252,277
Theravance Biopharma Inc.(a)(b)	579,812	13,144,338
Tricida Inc.(a)(b)	439,260	16,964,221
WaVe Life Sciences Ltd.(a)	349,251	13,568,401
Xeris Pharmaceuticals Inc.(a)(b)	279,339	2,804,564
Zogenix Inc.(a)(b)	440,426	24,227,834

		762,592,771

Total Common Stocks — 99.9% (Cost: $9,619,754,505)		8,019,475,639

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 16.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	1,347,750,952	$1,348,290,052
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	8,677,695	8,677,695

		1,356,967,747

Total Short-Term Investments — 16.9% (Cost: $1,356,568,048)		1,356,967,747

Total Investments in Securities — 116.8% (Cost: $10,976,322,553)		9,376,443,386

Other Assets, Less Liabilities — (16.8)%		(1,350,301,108)

Net Assets — 100.0%		$ 8,026,142,278

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,158,426,318	189,324,634	1,347,750,952	$1,348,290,052	$9,496,761	(b)	$90,648		$420,340
BlackRock Cash Funds: Treasury, SL Agency Shares	10,935,163	(2,257,468)	8,677,695	8,677,695	119,267		—		—

				$1,356,967,747	$9,616,028		$90,648		$420,340

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,019,400,738	$74,901	$—	$8,019,475,639
Money Market Funds	1,356,967,747	—	—	1,356,967,747

	$9,376,368,485	$74,901	$—	$9,376,443,386

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments March 31, 2019	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 1.9%
Eagle Materials Inc.	20,143	$1,698,055
Martin Marietta Materials Inc.	27,410	5,514,344
Summit Materials Inc., Class A(a)(b)	48,847	775,202
Vulcan Materials Co.	57,897	6,855,004

		14,842,605

Containers & Packaging — 6.7%
AptarGroup Inc.	27,635	2,940,088
Avery Dennison Corp.	36,880	4,167,440
Ball Corp.	146,817	8,494,832
Bemis Co. Inc.	40,028	2,220,753
Berry Global Group Inc.(a)	57,219	3,082,387
Crown Holdings Inc.(a)	59,370	3,239,821
Graphic Packaging Holding Co.	130,510	1,648,341
Greif Inc., Class A, NVS	11,575	477,469
International Paper Co.	175,764	8,132,600
Owens-Illinois Inc.	67,406	1,279,366
Packaging Corp. of America	41,491	4,123,376
Sealed Air Corp.	68,343	3,147,879
Silgan Holdings Inc.	33,848	1,002,916
Sonoco Products Co.	43,881	2,699,998
Westrock Co.	112,147	4,300,837

		50,958,103

Energy Equipment & Services — 8.7%
Apergy Corp.(a)	33,955	1,394,192
Baker Hughes a GE Co.	225,446	6,249,363
Core Laboratories NV	19,450	1,340,689
Diamond Offshore Drilling Inc.(a)(b)	28,502	298,986
Dril-Quip Inc.(a)(b)	16,060	736,351
Ensco PLC, Class A	191,257	751,640
Frank’s International NV(a)	32,666	202,856
Halliburton Co.	383,167	11,226,793
Helmerich & Payne Inc.	48,045	2,669,380
McDermott International Inc.(a)(b)	79,779	593,556
National Oilwell Varco Inc.(b)	168,382	4,485,697
Oceaneering International Inc.(a)	43,616	687,824
Oil States International Inc.(a)	26,698	452,798
Patterson-UTI Energy Inc.	93,756	1,314,459
Rowan Companies PLC, Class A(a)	56,173	606,107
RPC Inc.	25,590	291,982
Schlumberger Ltd.	608,631	26,518,053
TechnipFMC PLC	186,845	4,394,594
Transocean Ltd.(a)	222,364	1,936,790

		66,152,110

Metals & Mining — 8.8%
Agnico Eagle Mines Ltd.(b)	103,235	4,490,723
Alcoa Corp.(a)	81,895	2,306,163
B2Gold Corp.(a)(b)	438,608	1,232,488
Barrick Gold Corp.(b)	769,154	10,545,101
Compass Minerals International Inc.	14,798	804,567
Franco-Nevada Corp.(b)	82,149	6,165,282
Freeport-McMoRan Inc.	636,325	8,202,229
Goldcorp Inc.	380,971	4,358,308
IAMGOLD Corp.(a)(b)	206,511	716,593
Kinross Gold Corp.(a)(b)	549,022	1,888,636
Kirkland Lake Gold Ltd.	81,992	2,493,377
Newmont Mining Corp	233,915	8,367,140
Pan American Silver Corp.	91,838	1,216,854
Royal Gold Inc.	28,775	2,616,511

Security	Shares	Value

Metals & Mining (continued)
Teck Resources Ltd., Class B(b)	220,004	$5,099,693
Turquoise Hill Resources Ltd.(a)(b)	435,134	722,322
Wheaton Precious Metals Corp.(b)	195,129	4,647,973
Yamana Gold Inc.(b)	415,926	1,085,567

		66,959,527

Oil, Gas & Consumable Fuels — 73.2%
Anadarko Petroleum Corp.	219,387	9,977,721
Antero Resources Corp.(a)	94,459	834,073
Apache Corp.	164,854	5,713,840
Cabot Oil & Gas Corp.	185,921	4,852,538
Callon Petroleum Co.(a)(b)	100,565	759,266
Cameco Corp.(b)	173,812	2,049,243
Canadian Natural Resources Ltd.	527,832	14,515,380
Carrizo Oil & Gas Inc.(a)	37,598	468,847
Cenovus Energy Inc.(b)	447,846	3,887,303
Centennial Resource Development Inc./DE, Class A(a)	83,146	730,853
Cheniere Energy Inc.(a)	97,015	6,631,945
Chesapeake Energy Corp.(a)	458,432	1,421,139
Chevron Corp.	607,650	74,850,327
Cimarex Energy Co.	44,551	3,114,115
CNX Resources Corp.(a)	86,814	934,987
Concho Resources Inc.	88,083	9,773,690
ConocoPhillips	490,706	32,749,718
Continental Resources Inc./OK(a)	37,984	1,700,544
Crescent Point Energy Corp.(b)	242,775	786,591
CVR Energy Inc.	12,859	529,791
Delek U.S. Holdings Inc.	33,061	1,204,082
Devon Energy Corp.	192,472	6,074,416
Diamondback Energy Inc.	67,854	6,889,217
Enbridge Inc.	888,029	32,199,932
Encana Corp.(b)	656,857	4,755,645
Enerplus Corp.(b)	104,605	879,728
EOG Resources Inc.	254,725	24,244,725
EQT Corp.	111,871	2,320,205
Equitrans Midstream Corp.	89,330	1,945,607
Exxon Mobil Corp.	924,363	74,688,530
Gulfport Energy Corp.(a)(b)	65,443	524,853
Hess Corp.	111,788	6,732,991
HollyFrontier Corp.	68,994	3,399,334
Jagged Peak Energy Inc.(a)	27,284	285,663
Kinder Morgan Inc./DE	854,883	17,106,209
Kosmos Energy Ltd.	103,786	646,587
Marathon Oil Corp.	359,437	6,006,192
Marathon Petroleum Corp.	295,810	17,704,229
Matador Resources Co.(a)(b)	45,320	876,036
Murphy Oil Corp.	71,439	2,093,163
Noble Energy Inc.	212,358	5,251,613
Oasis Petroleum Inc.(a)	119,286	720,487
Occidental Petroleum Corp.	329,149	21,789,664
ONEOK Inc.	180,750	12,623,580
Parsley Energy Inc., Class A(a)	115,670	2,232,431
PBF Energy Inc., Class A	52,623	1,638,680
PDC Energy Inc.(a)(b)	29,010	1,180,127
Peabody Energy Corp.	35,177	996,564
Pembina Pipeline Corp.	223,101	8,201,193
Phillips 66	184,225	17,532,693
Pioneer Natural Resources Co.	73,943	11,260,040
QEP Resources Inc.(a)	103,324	804,894
Range Resources Corp.(b)	90,935	1,022,109
SemGroup Corp., Class A	28,962	426,900

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co.	45,569	$797,002
Southwestern Energy Co.(a)(b)	237,164	1,112,299
SRC Energy Inc.(a)(b)	107,353	549,647
Suncor Energy Inc.	696,031	22,572,285
Targa Resources Corp.	100,682	4,183,337
Tellurian Inc.(a)(b)	41,400	463,680
TransCanada Corp.	404,937	18,197,869
Valero Energy Corp.	183,391	15,557,059
Vermilion Energy Inc.	67,020	1,655,394
Whiting Petroleum Corp.(a)(b)	39,857	1,041,862
Williams Companies Inc. (The)	531,793	15,273,095
World Fuel Services Corp.	29,384	848,904
WPX Energy Inc.(a)	173,562	2,275,398

		557,068,061

Paper & Forest Products — 0.5%
Domtar Corp.	27,615	1,371,085
Louisiana-Pacific Corp.	59,429	1,448,879
Norbord Inc.	24,974	688,034

		3,507,998

Total Common Stocks — 99.8% (Cost: $1,006,296,664)		759,488,404

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	34,147,105	$34,160,764
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	1,102,336	1,102,336

		35,263,100

Total Short-Term Investments — 4.6% (Cost: $35,256,262)		35,263,100

Total Investments in Securities — 104.4% (Cost: $1,041,552,926)		794,751,504

Other Assets, Less Liabilities — (4.4)%		(33,381,089)

Net Assets — 100.0%		$761,370,415

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	35,370,764	(1,223,659)	34,147,105	$34,160,764	$153,434	(b)	$4,159		$8,253
BlackRock Cash Funds: Treasury, SL Agency Shares	1,117,761	(15,425)	1,102,336	1,102,336	19,581		—		—

				$35,263,100	$173,015		$4,159		$8,253

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$759,488,404	$—	$—	$759,488,404
Money Market Funds	35,263,100	—	—	35,263,100

	$794,751,504	$—	$—	$794,751,504

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments March 31, 2019	iShares® North American Tech-Multimedia Networking ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 99.9%
Acacia Communications Inc.(a)	67,596	$3,876,631
Arista Networks Inc.(a)	39,649	12,468,024
ARRIS International PLC(a)	183,199	5,790,920
Ciena Corp.(a)	149,865	5,595,959
Cisco Systems Inc.	213,536	11,528,809
CommScope Holding Co. Inc.(a)	262,246	5,698,606
EchoStar Corp., Class A(a)	114,316	4,166,818
Extreme Networks Inc.(a)	280,070	2,097,724
F5 Networks Inc.(a)	68,887	10,810,437
Finisar Corp.(a)	247,155	5,726,581
Infinera Corp.(a)(b)	361,932	1,570,785
InterDigital Inc.	78,238	5,162,143
Juniper Networks Inc.	422,053	11,171,743
Lumentum Holdings Inc.(a)(b)	125,151	7,076,038
Motorola Solutions Inc.	78,516	11,025,217
NETGEAR Inc.(a)	75,573	2,502,978
NetScout Systems Inc.(a)	168,025	4,716,462
Plantronics Inc.	78,581	3,623,370
Ubiquiti Networks Inc.(b)	41,541	6,219,103
ViaSat Inc.(a)	78,017	6,046,317
Viavi Solutions Inc.(a)(b)	466,098	5,770,293

		132,644,958

Total Common Stocks — 99.9% (Cost: $133,000,088)		132,644,958

Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	7,435,473	$7,438,448
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	114,343	114,343

		7,552,791

Total Short -Term Investments — 5.7% (Cost: $7,552,371)		7,552,791

Total Investments in Securities — 105.6% (Cost: $140,552,459)		140,197,749

Other Assets, Less Liabilities — (5.6)%		(7,439,917)

Net Assets — 100.0%		$132,757,832

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	6,289,865	1,145,608	7,435,473	$7,438,448	$113,121	(b)	$2,257		$580
BlackRock Cash Funds: Treasury, SL Agency Shares	8,309	106,034	114,343	114,343	1,202		—		—

				$7,552,791	$114,323		$2,257		$580

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$132,644,958	$—	$—	$132,644,958
Money Market Funds	7,552,791	—	—	7,552,791

	$140,197,749	$—	$—	$140,197,749

See notes to financial statements.

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® PHLX Semiconductor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 16.4%
Applied Materials Inc.	1,069,650	$42,422,319
ASML Holding NV, NYS	132,728	24,959,500
Entegris Inc.	249,767	8,914,184
KLA-Tencor Corp.	280,155	33,453,309
Lam Research Corp.	232,893	41,690,176
MKS Instruments Inc.	100,319	9,334,683
Teradyne Inc.	331,769	13,217,677

		173,991,848

Semiconductors — 83.5%
Advanced Micro Devices Inc.(a)(b)	1,742,904	44,478,910
Analog Devices Inc.	383,418	40,362,413
Broadcom Inc.	297,868	89,571,886
Cree Inc.(a)	191,057	10,932,281
Cypress Semiconductor Corp.	673,500	10,048,620
Intel Corp.	1,548,735	83,167,069
Marvell Technology Group Ltd.	1,216,773	24,201,615
Maxim Integrated Products Inc.	506,031	26,905,668
Mellanox Technologies Ltd.(a)(b)	100,366	11,879,320
Microchip Technology Inc.	438,605	36,386,671
Micron Technology Inc.(a)(b)	1,003,193	41,461,967
Monolithic Power Systems Inc.	78,502	10,636,236
NVIDIA Corp.	531,706	95,473,129
NXP Semiconductors NV	449,085	39,694,623
ON Semiconductor Corp.(a)(b)	758,331	15,598,869
Qorvo Inc.(a)	227,268	16,301,934
QUALCOMM Inc.	1,536,263	87,613,079
Silicon Laboratories Inc.(a)(b)	79,753	6,448,828
Silicon Motion Technology Corp., ADR	66,667	2,642,680
Skyworks Solutions Inc.	322,177	26,573,159

Security	Shares	Value

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,050,206	$43,016,438
Texas Instruments Inc.	775,391	82,245,723
Xilinx Inc.	327,299	41,498,240

		887,139,358

Total Common Stocks — 99.9% (Cost: $1,163,187,180)		1,061,131,206

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	52,540,232	52,561,248
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	625,188	625,188

		53,186,436

Total Short-Term Investments — 5.0% (Cost: $53,173,364)		53,186,436

Total Investments in Securities — 104.9% (Cost: $1,216,360,544)		1,114,317,642

Other Assets, Less Liabilities — (4.9)%		(52,481,427)

Net Assets — 100.0%		$1,061,836,215

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,743,462	48,796,770	52,540,232	$52,561,248	$200,014	(b)	$419		$13,447
BlackRock Cash Funds: Treasury, SL Agency Shares	1,923,824	(1,298,636)	625,188	625,188	31,530		—		—

				$53,186,436	$231,544		$419		$13,447

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) March 31, 2019	iShares® PHLX Semiconductor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,061,131,206	$—	$—	$1,061,131,206
Money Market Funds	53,186,436	—	—	53,186,436

	$1,114,317,642	$—	$—	$1,114,317,642

See notes to financial statements.

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

March 31, 2019

	iShares Expanded Tech Sector ETF	iShares Expanded Tech-Software Sector ETF	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,586,979,754	$2,728,340,692	$8,019,475,639	$759,488,404
Affiliated(c)	55,334,372	116,123,616	1,356,967,747	35,263,100
Cash	635	49,452	—	23,271
Receivables:
Investments sold	—	3,076,519	94,293	—
Securities lending income — Affiliated	13,778	29,696	859,480	10,664
Capital shares sold	—	117,004	—	—
Dividends	410,228	718,114	39,939	1,087,227
Tax reclaims	—	—	13,603	—

Total assets	1,642,738,767	2,848,455,093	9,377,450,701	795,872,666

LIABILITIES
Collateral on securities loaned, at value	54,196,644	114,462,783	1,347,866,677	34,158,289
Payables:
Investments purchased	—	3,461,013	—	—
Capital shares redeemed	—	38,836	210,638	42,091
Investment advisory fees	609,627	1,029,341	3,231,108	301,871

Total liabilities	54,806,271	118,991,973	1,351,308,423	34,502,251

NET ASSETS	$1,587,932,496	$2,729,463,120	$8,026,142,278	$761,370,415

NET ASSETS CONSIST OF:
Paid-in capital	$1,251,361,284	$2,561,711,250	$10,263,196,712	$1,358,320,224
Accumulated earnings (loss)	336,571,212	167,751,870	(2,237,054,434)	(596,949,809)

NET ASSETS	$1,587,932,496	$2,729,463,120	$8,026,142,278	$761,370,415

Shares outstanding	7,700,000	12,950,000	71,800,000	24,250,000

Net asset value	$206.22	$210.77	$111.78	$31.40

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$53,510,874	$112,998,894	$1,341,975,426	$33,056,924
(b) Investments, at cost — Unaffiliated	$1,236,341,251	$2,534,118,831	$9,619,754,505	$1,006,296,664
(c) Investments, at cost — Affiliated	$55,326,645	$116,098,029	$1,356,568,048	$35,256,262

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Assets and Liabilities  (continued)

March 31, 2019

	iShares North American Tech-Multimedia Networking ETF	iShares PHLX Semiconductor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$132,644,958	$1,061,131,206
Affiliated(c)	7,552,791	53,186,436
Receivables:
Securities lending income — Affiliated	2,366	11,870
Capital shares sold	—	19,838
Dividends	45,298	497,533

Total assets	140,245,413	1,114,846,883

LIABILITIES
Collateral on securities loaned, at value	7,439,438	52,562,360
Payables:
Investment advisory fees	48,143	448,308

Total liabilities	7,487,581	53,010,668

NET ASSETS	$132,757,832	$1,061,836,215

NET ASSETS CONSIST OF:
Paid-in capital	$197,661,431	$1,198,769,387
Accumulated loss	(64,903,599)	(136,933,172)

NET ASSETS	$132,757,832	$1,061,836,215

Shares outstanding	2,350,000	5,600,000

Net asset value	$56.49	$189.61

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$7,398,939	$52,102,581
(b) Investments, at cost — Unaffiliated	$133,000,088	$1,163,187,180
(c) Investments, at cost — Affiliated	$7,552,371	$53,173,364

See notes to financial statements.

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended March 31, 2019

	iShares Expanded Tech Sector ETF	iShares Expanded Tech-Software Sector ETF	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$15,407,319	$11,222,805	$43,754,312	$22,422,443
Dividends — Affiliated	34,005	29,949	119,267	19,581
Securities lending income — Affiliated — net	171,276	339,588	9,496,761	153,434
Foreign taxes withheld	(5,096)	(56,526)	(108,996)	(873,768)

Total investment income	15,607,504	11,535,816	53,261,344	21,721,690

EXPENSES
Investment advisory fees	7,000,292	9,059,494	40,352,267	4,158,779

Total expenses	7,000,292	9,059,494	40,352,267	4,158,779

Net investment income	8,607,212	2,476,322	12,909,077	17,562,911

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(11,167,840)	(62,933,669)	(399,314,695)	(76,021,708)
Investments — Affiliated	1,310	(10,685)	90,648	4,159
In-kind redemptions — Unaffiliated	294,817,263	405,707,571	984,532,059	8,835,056
Foreign currency transactions	—	—	—	(11,058)

Net realized gain (loss)	283,650,733	342,763,217	585,308,012	(67,193,551)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(90,576,135)	70,618,549	(250,402,018)	29,853,122
Investments — Affiliated	9,395	29,153	420,340	8,253
Foreign currency translations	—	—	—	(417)

Net change in unrealized appreciation (depreciation)	(90,566,740)	70,647,702	(249,981,678)	29,860,958

Net realized and unrealized gain (loss)	193,083,993	413,410,919	335,326,334	(37,332,593)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$201,691,205	$415,887,241	$348,235,411	$(19,769,682)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Operations (continued) Year Ended March 31, 2019

	iShares North American Tech-Multimedia Networking ETF	iShares PHLX Semiconductor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$466,637	$28,779,465
Dividends — Affiliated	1,202	31,530
Securities lending income — Affiliated — net	113,121	200,014
Foreign taxes withheld	—	(619,046)

Total investment income	580,960	28,391,963

EXPENSES
Investment advisory fees	295,744	6,666,118

Total expenses	295,744	6,666,118

Net investment income	285,216	21,725,845

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,921,789)	(36,588,541)
Investments — Affiliated	2,257	419
In-kind redemptions — Unaffiliated	7,287,713	141,721,029

Net realized gain	4,368,181	105,132,907

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	739,243	(100,522,949)
Investments — Affiliated	580	13,447

Net change in unrealized appreciation (depreciation)	739,823	(100,509,502)

Net realized and unrealized gain	5,108,004	4,623,405

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,393,220	$26,349,250

See notes to financial statements.

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Expanded Tech Sector ETF		iShares Expanded Tech-Software Sector ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,607,212	$7,018,227	$2,476,322	$888,341
Net realized gain	283,650,733	137,114,773	342,763,217	206,092,343
Net change in unrealized appreciation (depreciation)	(90,566,740)	181,303,701	70,647,702	89,687,160

Net increase in net assets resulting from operations	201,691,205	325,436,701	415,887,241	296,667,844

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(8,093,662)	(7,681,049)	(2,709,822)	(822,266)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(68,391,428)	24,037,539	958,748,976	246,059,837

NET ASSETS(b)
Total increase in net assets	125,206,115	341,793,191	1,371,926,395	541,905,415
Beginning of year	1,462,726,381	1,120,933,190	1,357,536,725	815,631,310

End of year	$1,587,932,496	$1,462,726,381	$2,729,463,120	$1,357,536,725

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets  (continued)

	iShares Nasdaq Biotechnology ETF		iShares North American Natural Resources ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,909,077	$13,084,585	$17,562,911	$21,783,911
Net realized gain (loss)	585,308,012	456,329,209	(67,193,551)	(40,154,190)
Net change in unrealized appreciation (depreciation)	(249,981,678)	321,073,742	29,860,958	4,197,763

Net increase (decrease) in net assets resulting from operations	348,235,411	790,487,536	(19,769,682)	(14,172,516)

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(15,462,961)	(21,034,419)	(19,762,048)	(22,074,810)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(1,346,751,531)	(72,648,595)	(128,669,345)	(68,775,803)

NET ASSETS(b)
Total increase (decrease) in net assets	(1,013,979,081)	696,804,522	(168,201,075)	(105,023,129)
Beginning of year	9,040,121,359	8,343,316,837	929,571,490	1,034,594,619

End of year	$8,026,142,278	$9,040,121,359	$761,370,415	$929,571,490

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares North American Tech-Multimedia Networking ETF		iShares PHLX Semiconductor ETF

	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/19	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$285,216	$406,678	$21,725,845	$11,775,410
Net realized gain	4,368,181	4,881,041	105,132,907	382,098,005
Net change in unrealized appreciation (depreciation)	739,823	795,289	(100,509,502)	(43,606,927)

Net increase in net assets resulting from operations	5,393,220	6,083,008	26,349,250	350,266,488

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(306,034)	(408,378)	(18,214,300)	(13,077,040)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	63,321,903	(18,743,105)	(576,488,425)	403,481,972

NET ASSETS(b)
Total increase (decrease) in net assets	68,409,089	(13,068,475)	(568,353,475)	740,671,420
Beginning of year	64,348,743	77,417,218	1,630,189,690	889,518,270

End of year	$132,757,832	$64,348,743	$1,061,836,215	$1,630,189,690

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Prior year distribution character information has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Financial Highlights

(For a share outstanding throughout each period)

	iShares Expanded Tech Sector ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$179.48	$138.39	$110.64	$107.65		$95.51	$77.54

Net investment income(b)	1.09	0.88	1.00	0.74		0.88	0.79
Net realized and unrealized gain(c)	26.69	41.18	27.77	3.01		12.16	17.98

Net increase from investment operations	27.78	42.06	28.77	3.75		13.04	18.77

Distributions(d)
From net investment income	(1.04)	(0.97)	(1.02)	(0.76)		(0.90)	(0.80)

Total distributions	(1.04)	(0.97)	(1.02)	(0.76)		(0.90)	(0.80)

Net asset value, end of period	$206.22	$179.48	$138.39	$110.64		$107.65	$95.51

Total Return
Based on net asset value	15.52%	30.48%	26.13%	3.51	%(e)	13.70%	24.29%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.48	%(f)	0.47%	0.48%

Net investment income	0.56%	0.55%	0.82%	1.05	%(f)	0.87%	0.90%

Supplemental Data
Net assets, end of period (000)	$1,587,932	$1,462,726	$1,120,933	$862,984		$823,498	$716,340

Portfolio turnover rate(g)	8%	6%	7%	6	%(e)	6%	9%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Expanded Tech-Software Sector ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$169.69	$126.45	$100.66	$102.43		$84.80	$73.32

Net investment income(b)	0.24	0.12	0.22	0.68	(c)	0.24	0.23
Net realized and unrealized gain (loss)(d)	41.10	43.23	25.75	(1.58)		17.63	11.59

Net increase (decrease) from investment operations	41.34	43.35	25.97	(0.90)		17.87	11.82

Distributions(e)
From net investment income	(0.26)	(0.11)	(0.18)	(0.87)		(0.24)	(0.34)

Total distributions	(0.26)	(0.11)	(0.18)	(0.87)		(0.24)	(0.34)

Net asset value, end of period	$210.77	$169.69	$126.45	$100.66		$102.43	$84.80

Total Return
Based on net asset value	24.39%	34.30%	25.82%	(0.86	)%(f)	21.10%	16.14%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.48	%(g)	0.47%	0.48%

Net investment income	0.13%	0.08%	0.19%	1.04	%(c)(g)	0.25%	0.29%

Supplemental Data
Net assets, end of period (000)	$2,729,463	$1,357,537	$815,631	$709,680		$1,080,639	$975,189

Portfolio turnover rate(h)	18%	12%	12%	9	%(f)	15%	13%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from Symantec Corp. Excluding such special distribution, the net investment income would have been $0.18 per share and 0.27% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Year Ended 03/31/19	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15	(a)

Net asset value, beginning of year	$106.73	$97.75	$86.90	$114.57	$78.77

Net investment income(b)	0.16	0.15	0.21	0.09	0.03	(c)
Net realized and unrealized gain (loss)(d)	5.08	9.05	10.85	(27.68)	35.92

Net increase (decrease) from investment operations	5.24	9.20	11.06	(27.59)	35.95

Distributions(e)
From net investment income	(0.19)	(0.22)	(0.21)	(0.08)	(0.15)

Total distributions	(0.19)	(0.22)	(0.21)	(0.08)	(0.15)

Net asset value, end of year	$111.78	$106.73	$97.75	$86.90	$114.57

Total Return
Based on net asset value	4.92%	9.41%	12.75%	(24.09)%	45.69%

Ratios to Average Net Assets
Total expenses	0.47%	0.47%	0.47%	0.47%	0.48%

Net investment income	0.15%	0.14%	0.22%	0.08%	0.03	%(c)

Supplemental Data
Net assets, end of year (000)	$8,026,142	$9,040,121	$8,343,317	$6,387,032	$8,352,336

Portfolio turnover rate(f)	18%	26%	18%	24%	33%

(a)	Per share amounts reflect a three-for-one stock split effective after the close of trading on November 30, 2017.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from Theravance Inc. Excluding such special distribution, the net investment loss would have been $(0.07) per share and (0.02)% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$33.08	$34.26	$29.72	$33.03		$48.06	$40.54

Net investment income(b)	0.65	0.75	0.57	0.51		0.78	0.66
Net realized and unrealized gain (loss)(c)	(1.59)	(1.16)	4.55	(3.16)		(15.08)	7.52

Net increase (decrease) from investment operations	(0.94)	(0.41)	5.12	(2.65)		(14.30)	8.18

Distributions(d)
From net investment income	(0.74)	(0.77)	(0.58)	(0.66)		(0.73)	(0.66)

Total distributions	(0.74)	(0.77)	(0.58)	(0.66)		(0.73)	(0.66)

Net asset value, end of period	$31.40	$33.08	$34.26	$29.72		$33.03	$48.06

Total Return
Based on net asset value	(2.87)%	(1.19)%	17.26%	(7.96	)%(e)	(29.99)%	20.33%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.48	%(f)	0.47%	0.48%

Net investment income	1.94%	2.25%	1.67%	2.55	%(f)	1.96%	1.50%

Supplemental Data
Net assets, end of period (000)	$761,370	$929,571	$1,034,595	$1,034,097		$1,928,976	$2,422,183

Portfolio turnover rate(g)	12%	7%	12%	9	%(e)	9%	7%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$51.48	$45.54	$36.57	$39.43		$34.11	$29.97

Net investment income(b)	0.23	0.30	0.26	0.22		0.21	0.14
Net realized and unrealized gain (loss)(c)	5.04	5.95	8.97	(2.80)		5.34	4.13

Net increase (decrease) from investment operations	5.27	6.25	9.23	(2.58)		5.55	4.27

Distributions(d)
From net investment income	(0.26)	(0.31)	(0.26)	(0.28)		(0.23)	(0.13)

Total distributions	(0.26)	(0.31)	(0.26)	(0.28)		(0.23)	(0.13)

Net asset value, end of period	$56.49	$51.48	$45.54	$36.57		$39.43	$34.11

Total Return
Based on net asset value	10.27%	13.77%	25.31%	(6.54	)%(e)	16.31%	14.25%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.48	%(f)	0.47%	0.48%

Net investment income	0.44%	0.63%	0.64%	0.92	%(f)	0.59%	0.44%

Supplemental Data
Net assets, end of period (000)	$132,758	$64,349	$77,417	$53,020		$151,791	$324,033

Portfolio turnover rate(g)	29%	23%	27%	26	%(e)	23%	30%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15		Year Ended 07/31/14

Net asset value, beginning of period	$180.13	$136.85	$91.63	$87.51		$82.62		$64.95

Net investment income(b)	2.66	1.51	1.36	0.68		1.45	(c)	0.87
Net realized and unrealized gain(d)	9.12	43.32	45.26	4.36		4.96		17.78

Net increase from investment operations	11.78	44.83	46.62	5.04		6.41		18.65

Distributions(e)
From net investment income	(2.30)	(1.55)	(1.40)	(0.92)		(1.52)		(0.98)

Total distributions	(2.30)	(1.55)	(1.40)	(0.92)		(1.52)		(0.98)

Net asset value, end of period	$189.61	$180.13	$136.85	$91.63		$87.51		$82.62

Total Return
Based on net asset value	6.61%	32.91%	51.20%	5.84	%(f)	7.65%		28.89	%(g)

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.48	%(h)	0.47%		0.47%

Net investment income	1.50%	0.93%	1.22%	1.19	%(h)	1.59	%(c)	1.16%

Supplemental Data
Net assets, end of period (000)	$1,061,836	$1,630,190	$889,518	$380,278		$398,184		$483,318

Portfolio turnover rate(i)	26%	20%	38%	30	%(f)	21%		34%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from KLA-Tencor Corp. Excluding such special distribution, the net investment income would have been $0.97 per share and 1.06% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 28.87%.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Expanded Tech Sector(a)	Non-diversified
Expanded Tech-Software Sector(b)	Non-diversified
Nasdaq Biotechnology	Non-diversified
North American Natural Resources	Diversified(c)
North American Tech-Multimedia Networking	Non-diversified
PHLX Semiconductor	Non-diversified

(a)	Formerly the iShares North American Tech ETF.
(b)	Formerly the iShares North American Tech-Software ETF.
(c)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (continued)

on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Expanded Tech Sector
Barclays Bank PLC	$300,792	$300,792		$—	$—
Barclays Capital Inc.	19,215	19,215		—	—
BNP Paribas Prime Brokerage International Ltd.	3,139,777	3,139,777		—	—
BNP Paribas Securities Corp.	20,662	20,662		—	—
Citigroup Global Markets Inc.	4,454,391	4,454,391		—	—
Credit Suisse Securities (USA) LLC	2,988,050	2,988,050		—	—
Deutsche Bank Securities Inc.	671,395	671,395		—	—
Goldman Sachs & Co.	1,313,584	1,280,107		—	(33,477	)(b)
HSBC Bank PLC	1,436,666	1,436,666		—	—
JPMorgan Securities LLC	32,526,442	32,526,442		—	—
Merrill Lynch, Pierce, Fenner & Smith	866,410	866,410		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,617,141	1,617,141		—	—
Nomura Securities International Inc.	195,003	195,003		—	—
SG Americas Securities LLC	165,024	165,024		—	—
State Street Bank & Trust Company	524,691	524,691		—	—
UBS AG	827,125	827,125		—	—
UBS Securities LLC	835,652	835,652		—	—
Wells Fargo Bank, National Association	1,372,817	1,356,947		—	(15,870	)(b)
Wells Fargo Securities LLC	236,037	228,807		—	(7,230	)(b)

	$53,510,874	$53,454,297		$—	$(56,577)

Expanded Tech-Software Sector
Barclays Bank PLC	$5,679,448	$5,679,448		$—	$—
Barclays Capital Inc.	6,202,770	6,202,770		—	—
BNP Paribas Prime Brokerage International Ltd.	19,460,057	19,460,057		—	—
BNP Paribas Securities Corp.	166,066	166,066		—	—
Citigroup Global Markets Inc.	3,200,006	3,200,006		—	—
Credit Suisse Securities (USA) LLC	2,878,047	2,878,047		—	—
Deutsche Bank Securities Inc.	77,140	77,140		—	—
Goldman Sachs & Co.	28,196,133	28,196,133		—	—
HSBC Bank PLC	152,131	150,063		—	(2,068	)(b)
JPMorgan Securities LLC	10,312,236	10,312,236		—	—
Merrill Lynch, Pierce, Fenner & Smith	7,242,860	7,242,860		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	20,102,783	20,102,783		—	—
RBC Capital Markets LLC	1,786,585	1,786,585		—	—
State Street Bank & Trust Company	5,208,249	5,208,249		—	—
UBS AG	365,844	364,840		—	(1,004	)(b)
UBS Securities LLC	1,968,539	1,951,409		—	(17,130	)(b)

	$112,998,894	$112,978,692		$—	$(20,202)

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Nasdaq Biotechnology
Barclays Bank PLC	$12,685,593	$12,685,593		$—	$—
Barclays Capital Inc.	5,092,009	5,092,009		—	—
BMO Capital Markets	885,870	885,870		—	—
BNP Paribas Prime Brokerage International Ltd.	88,983,453	88,983,453		—	—
BNP Paribas Securities Corp.	13,174,567	13,174,567		—	—
Citigroup Global Markets Inc.	94,958,535	94,958,535		—	—
Credit Suisse Securities (USA) LLC	38,728,420	38,728,420		—	—
Deutsche Bank Securities Inc.	40,640,579	39,973,265		—	(667,314	)(b)
Goldman Sachs & Co.	103,159,698	102,526,488		—	(633,210	)(b)
HSBC Bank PLC	40,884,041	40,751,559		—	(132,482	)(b)
Jefferies LLC	4,837,377	4,837,377		—	—
JPMorgan Securities LLC	351,092,679	351,092,679		—	—
Merrill Lynch, Pierce, Fenner & Smith	116,365,628	116,365,628		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	328,086,552	324,732,878		—	(3,353,674	)(b)
National Financial Services LLC	26,268,526	26,268,526		—	—
Scotia Capital (USA) Inc.	523,355	523,355		—	—
SG Americas Securities LLC	337,397	333,425		—	(3,972	)(b)
State Street Bank & Trust Company	31,973,150	31,973,150		—	—
TD Prime Services LLC	1,498,080	1,498,080		—	—
UBS AG	11,112,562	11,112,562		—	—
UBS Securities LLC	2,715,235	2,715,235		—	—
Virtu Americas LLC	3,741,265	3,741,265		—	—
Wells Fargo Securities LLC	24,230,855	24,230,855		—	—

	$1,341,975,426	$1,337,184,774		$—	$(4,790,652)

North American Natural Resources
Barclays Capital Inc.	$487,104	$487,104		$—	$—
BNP Paribas New York Branch	400,788	400,788		—	—
BNP Paribas Prime Brokerage International Ltd.	8,872,548	8,872,548		—	—
BNP Paribas Securities Corp.	608,797	608,797		—	—
Citigroup Global Markets Inc.	1,547,326	1,547,326		—	—
Credit Suisse Securities (USA) LLC	176,848	176,848		—	—
Deutsche Bank Securities Inc.	2,384,635	2,384,635		—	—
Goldman Sachs & Co.	6,384	6,384		—	—
Jefferies LLC	6,954	6,954		—	—
JPMorgan Securities LLC	3,707,263	3,707,263		—	—
Merrill Lynch, Pierce, Fenner & Smith	5,774,489	5,774,489		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	806,107	800,970		—	(5,137	)(b)
State Street Bank & Trust Company	100,864	100,864		—	—
UBS AG	1,620,828	1,620,828		—	—
UBS Securities LLC	5,248,656	5,248,656		—	—
Wells Fargo Securities LLC	1,307,333	1,307,333		—	—

	$33,056,924	$33,051,787		$—	$(5,137)

North American Tech-Multimedia Networking
Barclays Bank PLC	$320,642	$320,642		$—	$—
Citigroup Global Markets Inc.	245,210	245,210		—	—
Scotia Capital (USA) Inc.	746,328	745,701		—	(627	)(b)
UBS Securities LLC	6,086,759	6,086,759		—	—

	$7,398,939	$7,398,312		$—	$(627)

PHLX Semiconductor
BNP Paribas Prime Brokerage International Ltd.	$6,829,820	$6,829,820		$—	$—
Goldman Sachs & Co.	6,215,966	6,215,966		—	—
Merrill Lynch, Pierce, Fenner & Smith	962,989	937,805		—	(25,184	)(b)
UBS Securities LLC	1,151,054	1,151,054		—	—
Wells Fargo Securities LLC	36,942,752	36,942,752		—	—

	$52,102,581	$52,077,397		$—	$(25,184)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements  (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.4800%
Over $121 billion, up to and including $181 billion	0.4560
Over $181 billion, up to and including $231 billion	0.4332
Over $231 billion, up to and including $281 billion	0.4116
Over $281 billion	0.3910

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Expanded Tech Sector, iShares Expanded Tech-Software Sector, iShares North American Natural Resources, iShares North American Tech-Multimedia Networking and iShares PHLX Semiconductor ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion	0.38

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund would have retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees) and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees.

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended March 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Expanded Tech Sector	$76,115
Expanded Tech-Software Sector	158,675
Nasdaq Biotechnology	3,921,302
North American Natural Resources	69,242
North American Tech-Multimedia Networking	45,160
PHLX Semiconductor	95,340

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales

Expanded Tech Sector	$33,289,214	$46,478,567
Expanded Tech-Software Sector	90,316,996	170,370,657
Nasdaq Biotechnology	235,276,317	237,823,841
North American Natural Resources	52,284,936	35,754,060
North American Tech-Multimedia Networking	10,140,545	9,821,394
PHLX Semiconductor	137,905,645	135,158,155

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended March 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales

Expanded Tech Sector	$121,891,017	$118,167,599
Expanded Tech-Software Sector	397,585,395	363,357,903
Nasdaq Biotechnology	1,558,079,893	1,572,045,319
North American Natural Resources	110,948,041	110,202,744
North American Tech-Multimedia Networking	20,121,925	19,483,105
PHLX Semiconductor	375,368,532	377,317,710

For the year ended March 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Expanded Tech Sector	$541,775,963	$608,507,326
Expanded Tech-Software Sector	3,639,655,412	2,683,797,880
Nasdaq Biotechnology	7,131,370,643	8,455,224,679
North American Natural Resources	71,789,414	200,163,275
North American Tech-Multimedia Networking	151,780,898	88,486,644
PHLX Semiconductor	6,411,938,503	6,981,818,691

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2019, the following permanent differences attributable to the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

Expanded Tech Sector	$285,622,307	$(285,622,307)
Expanded Tech-Software Sector	359,754,578	(359,754,578)
Nasdaq Biotechnology	605,626,864	(605,626,864)
North American Natural Resources	(29,950,253)	29,950,253
North American Tech-Multimedia Networking	(7,910,046)	7,910,046
PHLX Semiconductor	94,091,208	(94,091,208)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/19	Year Ended 03/31/18

Expanded Tech Sector
Ordinary income	$8,093,662	$7,681,049

Expanded Tech-Software Sector
Ordinary income	$2,709,822	$822,266

Nasdaq Biotechnology
Ordinary income	$15,462,961	$21,034,419

North American Natural Resources
Ordinary income	$19,762,048	$22,074,810

North American Tech-Multimedia Networking
Ordinary income	$306,034	$408,378

PHLX Semiconductor
Ordinary income	$18,214,300	$13,077,040

As of March 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Qualified Late-Year Losses	(c)	Total

Expanded Tech Sector	$513,550	$(7,570,149)	$343,627,811	$—		$336,571,212
Expanded Tech-Software Sector	132,032	—	167,619,838	—		167,751,870
Nasdaq Biotechnology	—	(393,062,012)	(1,843,992,422)	—		(2,237,054,434)
North American Natural Resources	—	(321,925,577)	(275,021,032)	(3,200)		(596,949,809)
North American Tech-Multimedia Networking	—	(63,054,802)	(1,848,797)	—		(64,903,599)
PHLX Semiconductor	3,511,545	(30,973,091)	(109,471,626)	—		(136,933,172)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended March 31, 2019, the iShares Expanded Tech-Software Sector ETF utilized $6,280,729 of its capital loss carryforwards.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of March 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Expanded Tech Sector	$1,298,686,315	$374,980,900	$(31,353,089)	$343,627,811
Expanded Tech-Software Sector	2,676,844,470	264,655,209	(97,035,371)	167,619,838
Nasdaq Biotechnology	11,220,435,808	349,514,443	(2,193,506,865)	(1,843,992,422)
North American Natural Resources	1,069,773,775	41,365,936	(316,388,207)	(275,022,271)
North American Tech-Multimedia Networking	142,046,546	5,783,283	(7,632,080)	(1,848,797)
PHLX Semiconductor	1,223,789,268	22,731,282	(132,202,908)	(109,471,626)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/19		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount

Expanded Tech Sector
Shares sold	2,750,000	$542,518,833	1,700,000	$286,590,162
Shares redeemed	(3,200,000)	(610,910,261)	(1,650,000)	(262,552,623)

Net increase (decrease)	(450,000)	$(68,391,428)	50,000	$24,037,539

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (continued)

	Year Ended 03/31/19		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares		Amount

Expanded Tech-Software Sector
Shares sold	19,550,000	$3,671,310,773	11,050,000		$1,632,545,213
Shares redeemed	(14,600,000)	(2,712,561,797)	(9,500,000)		(1,386,485,376)

Net increase	4,950,000	$958,748,976	1,550,000		$246,059,837

Nasdaq Biotechnology
Shares sold	64,750,000	$7,145,017,884	75,750,000	(a)	$8,030,762,531
Shares redeemed	(77,650,000)	(8,491,769,415)	(76,400,000	)(a)	(8,103,411,126)

Net decrease	(12,900,000)	$(1,346,751,531)	(650,000)		$(72,648,595)

North American Natural Resources
Shares sold	2,350,000	$71,996,233	1,650,000		$54,589,639
Shares redeemed	(6,200,000)	(200,665,578)	(3,750,000)		(123,365,442)

Net decrease	(3,850,000)	$(128,669,345)	(2,100,000)		$(68,775,803)

North American Tech-Multimedia Networking
Shares sold	2,800,000	$151,948,118	1,150,000		$56,697,189
Shares redeemed	(1,700,000)	(88,626,215)	(1,600,000)		(75,440,294)

Net increase (decrease)	1,100,000	$63,321,903	(450,000)		$(18,743,105)

PHLX Semiconductor
Shares sold	36,650,000	$6,422,663,153	19,500,000		$3,168,443,740
Shares redeemed	(40,100,000)	(6,999,151,578)	(16,950,000)		(2,764,961,768)

Net increase (decrease)	(3,450,000)	$(576,488,425)	2,550,000		$403,481,972

(a)	Share transactions reflect a three-for-one stock split effective after the close of trading on November 30, 2017.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively,”Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Distributions for the year ended March 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Expanded Tech Sector	$7,681,049
Expanded Tech-Software Sector	822,266
Nasdaq Biotechnology	21,034,419
North American Natural Resources	22,074,810
North American Tech-Multimedia Networking	408,378
PHLX Semiconductor	13,077,040

Undistributed (distributions in excess of) net investment income as of March 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
Expanded Tech Sector	$—
Expanded Tech-Software Sector	284,495
Nasdaq Biotechnology	(7,268,335)
North American Natural Resources	(6,049)
North American Tech-Multimedia Networking	—
PHLX Semiconductor	—

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Report of Independent Registered Public Accounting Firm

Shareholders of iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF,

iShares Nasdaq Biotechnology ETF, iShares North American Natural Resources ETF,

iShares North American Tech-Multimedia Networking ETF and iShares PHLX Semiconductor ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares Nasdaq Biotechnology ETF, iShares NorthAmerican Natural Resources ETF, iShares NorthAmerican Tech-Multimedia Networking ETF and iShares PHLX Semiconductor ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2019 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Expanded Tech Sector	100.00%
Expanded Tech-Software Sector	100.00%
Nasdaq Biotechnology	100.00%
North American Natural Resources	82.94%
North American Tech-Multimedia Networking	100.00%
PHLX Semiconductor	100.00%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2019:

iShares ETF	Qualified Dividend Income
Expanded Tech Sector	$15,306,229
Expanded Tech-Software Sector	10,909,001
Nasdaq Biotechnology	43,191,469
North American Natural Resources	23,718,830
North American Tech-Multimedia Networking	430,719
PHLX Semiconductor	25,122,620

I M P O R T A N T T A X I N F O R M A T I O N	57

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Expanded Tech-Software Sector(a)	$0.240083	$—	$0.019083	$0.259166	93%	—%	7%		100%
Nasdaq Biotechnology	0.188434	—	—	0.188434	100	—	—		100
North American Natural Resources(a)	0.703251	—	0.038899	0.742150	95	—	5		100
North American Tech-Multimedia Networking(a)	0.254762	—	0.000404	0.255166	100	—	0	(b)	100
PHLX Semiconductor	2.295503	—	—	2.295503	100	—	—		100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Expanded Tech Sector ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	559	42.37
At NAV	249	18.88
Less than 0.0% and Greater than –0.5%	510	38.67

	1,319	100.00%

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Supplemental Information  (unaudited) (continued)

iShares Expanded Tech-Software Sector ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	2	0.15
Greater than 0.0% and Less than 0.5%	518	39.27
At NAV	289	21.91
Less than 0.0% and Greater than –0.5%	495	37.53
Less than –0.5% and Greater than –1.0%	9	0.68
Less than –1.0% and Greater than –1.5%	2	0.15

	1,319	100.00%

iShares Nasdaq Biotechnology ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	510	38.67
At NAV	204	15.47
Less than 0.0% and Greater than –0.5%	604	45.78

	1,319	100.00%

iShares North American Natural Resources ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	4	0.30
Greater than 0.0% and Less than 0.5%	464	35.18
At NAV	239	18.12
Less than 0.0% and Greater than –0.5%	600	45.49
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23

	1,319	100.00%

iShares North American Tech-Multimedia Networking ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	401	30.40
At NAV	171	12.96
Less than 0.0% and Greater than –0.5%	746	56.56

	1,319	100.00%

S U P P L E M E N T A L I N F O R M A T I O N	59

Supplemental Information  (unaudited) (continued)

iShares PHLX Semiconductor ETF

Period Covered: January 01, 2014 through March 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	409	31.01%
At NAV	358	27.14
Less than 0.0% and Greater than –0.5%	552	41.85

	1,319	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Nasdaq Biotechnology ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018 is USD 795.82 thousand. This figure is comprised of fixed remuneration of USD 343.91 thousand and variable remuneration of USD 451.91 thousand. There were a total of 469 beneficiaries of the remuneration described above.

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited) (continued)

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2018, to its senior management was USD 110.48 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 14.49 thousand.

S U P P L E M E N T A L I N F O R M A T I O N	61

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds, and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 347 funds as of March 31, 2019. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small, Benjamin Archibald and Neal J. Andrews, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small, Mr. Archibald and Mr. Andrews is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (62)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Mark K. Wiedman(b) (48)	Trustee (since 2013).

Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Head of International and of Corporate Strategy for BlackRock (since 2019); Global Head of BlackRock’s ETF and Index Investments Business (2016-2019); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).

Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (63)	Trustee (since 2015); Risk Committee Chair (since 2016).

Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).

Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (64)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (63)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (57)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (since 2017); Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (54)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (43)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Neal J. Andrews (53)	Treasurer and Chief Financial Officer (since 2019).	Managing Director, BlackRock, Inc. (since 2006); Chief Financial Officer of the BlackRock-advised Funds in the Multi-Asset Complex and Fixed-Income Complex (since 2007).
Charles Park (51)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Multi-Asset Complex and the Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Benjamin Archibald (43)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013); Secretary of the BlackRock-advised Mutual Funds (since 2012).
Steve Messinger (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Scott Radell (50)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	63

Trustee and Officer Information  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Alan Mason (58)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	65

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

NYS	New York Registered Shares

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Nasdaq, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Information Classification: Limited Access

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the seventy-eight series of the registrant for which the fiscal year-end is March 31, 2019 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,042,550 for the fiscal year ended March 31, 2018 and $1,055,800 for the fiscal year ended March 31, 2019.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2018 and March 31, 2019 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $291,137 for the fiscal year ended March 31, 2018 and $294,918 for the fiscal year ended March 31, 2019. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees – There were no other fees billed in each of the fiscal years ended March 31, 2018 and March 31, 2019 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2019 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $291,137 for the fiscal year ended March 31, 2018 and $294,918 for the fiscal year ended March 31, 2019.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan.

Information Classification: Limited Access

(b)	Not applicable.

Item 6.	Investments.

(a)	Full schedules of investments are attached.

(b)	Not applicable.

Information Classification: Limited Access

Schedule of Investments March 31, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.8%
Boeing Co. (The)	938,010	$357,775,774
Harris Corp.	109,276	17,452,470
L3 Technologies Inc.	83,745	17,282,456
Lockheed Martin Corp.	263,313	79,036,030
Raytheon Co.	216,220	39,369,338
TransDigm Group Inc.(a)	87,091	39,538,443
United Technologies Corp.	695,709	89,669,933

		640,124,444

Air Freight & Logistics — 0.6%
Expeditors International of Washington Inc.	304,849	23,138,039
FedEx Corp.	192,450	34,912,354
United Parcel Service Inc., Class B	620,747	69,362,270

		127,412,663

Auto Components — 0.1%
Aptiv PLC	281,650	22,388,358

Banks — 0.8%
Comerica Inc.	130,102	9,539,079
First Republic Bank/CA(b)	294,886	29,624,248
SVB Financial Group(a)	94,133	20,931,414
U.S. Bancorp.	2,685,992	129,437,954

		189,532,695

Beverages — 2.0%
Brown-Forman Corp., Class B, NVS	296,678	15,658,665
Coca-Cola Co. (The)	3,571,947	167,381,437
Constellation Brands Inc., Class A	298,049	52,256,931
Monster Beverage Corp.(a)	699,840	38,197,267
PepsiCo Inc.	1,529,668	187,460,813

		460,955,113

Biotechnology — 2.4%
AbbVie Inc.	1,369,333	110,354,546
Alexion Pharmaceuticals Inc.(a)(b)	399,913	54,060,239
Amgen Inc.	733,191	139,291,626
Biogen Inc.(a)	189,410	44,772,736
Celgene Corp.(a)	590,750	55,731,355
Incyte Corp.(a)	151,783	13,054,856
Regeneron Pharmaceuticals Inc.(a)(b)	82,571	33,905,304
Vertex Pharmaceuticals Inc.(a)	456,329	83,941,720

		535,112,382

Building Products — 0.1%
Allegion PLC	84,115	7,630,071
Masco Corp.	247,696	9,736,930

		17,367,001

Capital Markets — 1.7%
Ameriprise Financial Inc.	130,939	16,773,286
Cboe Global Markets Inc.	200,793	19,163,684
Charles Schwab Corp. (The)	1,103,921	47,203,662
E*TRADE Financial Corp.	260,069	12,075,003
Intercontinental Exchange Inc.	1,014,378	77,234,741
Moody’s Corp.	146,073	26,452,359
MSCI Inc.	150,501	29,925,619
Nasdaq Inc.	145,928	12,767,241
Northern Trust Corp.	207,048	18,719,210
S&P Global Inc.	444,115	93,508,413
T Rowe Price Group Inc.	210,991	21,124,419

		374,947,637

Security	Shares	Value

Chemicals — 1.7%
Air Products & Chemicals Inc.	391,841	$74,825,958
Celanese Corp.	121,501	11,981,214
CF Industries Holdings Inc.	171,516	7,011,574
Eastman Chemical Co.	134,549	10,209,578
Ecolab Inc.	452,044	79,803,848
FMC Corp.	103,265	7,932,817
Linde PLC	659,110	115,957,222
Mosaic Co. (The)	296,733	8,103,778
PPG Industries Inc.	192,962	21,779,621
Sherwin-Williams Co. (The)	90,306	38,895,697

		376,501,307

Commercial Services & Supplies — 0.6%
Cintas Corp.	151,181	30,555,192
Copart Inc.(a)(b)	244,383	14,807,166
Republic Services Inc.	164,130	13,192,769
Rollins Inc.	262,919	10,942,689
Waste Management Inc.	695,536	72,273,146

		141,770,962

Communications Equipment — 2.3%
Arista Networks Inc.(a)(b)	93,512	29,405,783
Cisco Systems Inc.	7,858,526	424,281,819
F5 Networks Inc.(a)	105,888	16,617,004
Motorola Solutions Inc.	293,259	41,179,429

		511,484,035

Construction Materials — 0.1%
Martin Marietta Materials Inc.	62,606	12,595,075
Vulcan Materials Co.	113,151	13,397,078

		25,992,153

Consumer Finance — 0.4%
American Express Co.	618,141	67,562,811
Discover Financial Services	381,987	27,182,195

		94,745,006

Containers & Packaging — 0.1%
Avery Dennison Corp.	67,630	7,642,190
Ball Corp.(b)	400,749	23,187,337

		30,829,527

Diversified Consumer Services — 0.0%
H&R Block Inc.	227,492	5,446,158

Diversified Financial Services — 1.5%
Berkshire Hathaway Inc., Class B(a)	1,666,287	334,740,395

Diversified Telecommunication Services — 1.9%
Verizon Communications Inc.	7,376,496	436,172,208

Electric Utilities — 1.1%
Alliant Energy Corp.	239,439	11,284,760
Eversource Energy	310,348	22,019,191
NextEra Energy Inc.	853,630	165,023,752
Pinnacle West Capital Corp.	199,557	19,073,658
Xcel Energy Inc.	411,844	23,149,751

		240,551,112

Electrical Equipment — 0.4%
AMETEK Inc.	406,470	33,724,816
Eaton Corp. PLC	363,870	29,313,367
Rockwell Automation Inc.	106,496	18,685,788

		81,723,971

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	200,466	18,932,009

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Keysight Technologies Inc.(a)	336,785	$29,367,652

		48,299,661

Entertainment — 2.3%
Electronic Arts Inc.(a)	257,160	26,135,171
Netflix Inc.(a)	779,419	277,909,639
Take-Two Interactive Software Inc.(a)(b)	200,779	18,947,514
Walt Disney Co. (The)	1,748,730	194,161,492

		517,153,816

Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.	787,517	155,188,100
Apartment Investment & Management Co., Class A	278,981	14,029,955
AvalonBay Communities Inc.	168,182	33,759,173
Boston Properties Inc.	146,027	19,550,095
Crown Castle International Corp.	304,316	38,952,448
Digital Realty Trust Inc.	208,271	24,784,249
Duke Realty Corp.	427,351	13,068,394
Equinix Inc.	89,294	40,464,469
Equity Residential	450,176	33,907,256
Essex Property Trust Inc.	86,439	25,001,616
Extra Space Storage Inc.	149,255	15,210,577
Federal Realty Investment Trust	63,268	8,721,494
HCP Inc.	857,308	26,833,740
Host Hotels & Resorts Inc.	620,996	11,736,824
Mid-America Apartment Communities Inc.	113,489	12,407,752
Public Storage	267,536	58,263,990
Realty Income Corp.	396,869	29,193,684
Regency Centers Corp.	132,358	8,932,842
SBA Communications Corp.(a)	116,410	23,242,421
Simon Property Group Inc.	369,171	67,266,648
UDR Inc.	270,583	12,300,703
Vornado Realty Trust	157,646	10,631,646
Welltower Inc.(b)	691,422	53,654,347

		737,102,423

Food & Staples Retailing — 0.2%
Sysco Corp.	532,580	35,555,041

Food Products — 0.5%
Hershey Co. (The)	150,655	17,299,713
Hormel Foods Corp.	485,413	21,727,086
Kellogg Co.	447,300	25,666,074
Lamb Weston Holdings Inc.	261,437	19,592,089
McCormick & Co. Inc./MD, NVS	219,406	33,049,126

		117,334,088

Gas Utilities — 0.0%
Atmos Energy Corp.	122,419	12,600,588

Health Care Equipment & Supplies — 5.4%
Abbott Laboratories	3,135,414	250,644,995
ABIOMED Inc.(a)	80,684	23,042,544
Align Technology Inc.(a)	66,431	18,888,326
Baxter International Inc.	366,798	29,824,345
Becton Dickinson and Co.	303,057	75,682,425
Boston Scientific Corp.(a)	2,474,227	94,960,832
Cooper Companies Inc. (The)	37,850	11,210,035
Danaher Corp.	627,914	82,897,206
Edwards Lifesciences Corp.(a)(b)	370,619	70,910,533
Hologic Inc.(a)	260,379	12,602,344
IDEXX Laboratories Inc.(a)(b)	153,995	34,433,282
Intuitive Surgical Inc.(a)	204,355	116,600,876
Medtronic PLC	2,394,231	218,066,559

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ResMed Inc.	255,722	$26,587,416
Stryker Corp.	325,788	64,349,646
Teleflex Inc.(b)	82,499	24,927,898
Varian Medical Systems Inc.(a)	160,827	22,792,402
Zimmer Biomet Holdings Inc.	365,847	46,718,662

		1,225,140,326

Health Care Providers & Services — 1.1%
Cigna Corp.	387,582	62,330,937
DaVita Inc.(a)	224,481	12,187,074
HCA Healthcare Inc.	476,747	62,158,274
Henry Schein Inc.(a)	121,904	7,327,649
Humana Inc.	242,344	64,463,504
Universal Health Services Inc., Class B	84,851	11,350,518
WellCare Health Plans Inc.(a)	89,004	24,008,829

		243,826,785

Health Care Technology — 0.1%
Cerner Corp.(a)(b)	580,467	33,208,517

Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill Inc.(a)	43,230	30,706,701
Darden Restaurants Inc.	153,011	18,586,246
Hilton Worldwide Holdings Inc.	523,079	43,473,096
Marriott International Inc./MD, Class A	201,223	25,170,985
McDonald’s Corp.	1,366,249	259,450,685
Starbucks Corp.	1,131,862	84,142,621
Yum! Brands Inc.	548,348	54,730,614

		516,260,948

Household Durables — 0.1%
Garmin Ltd.	133,690	11,544,132
Newell Brands Inc.	361,974	5,552,681

		17,096,813

Household Products — 1.9%
Church & Dwight Co. Inc.	440,058	31,345,331
Clorox Co. (The)	229,357	36,802,624
Colgate-Palmolive Co.	875,592	60,013,076
Kimberly-Clark Corp.	332,036	41,139,260
Procter & Gamble Co. (The)	2,500,868	260,215,316

		429,515,607

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.	502,867	21,361,790

Industrial Conglomerates — 1.2%
3M Co.	524,096	108,896,667
Honeywell International Inc.	650,783	103,422,434
Roper Technologies Inc.	184,739	63,175,196

		275,494,297

Insurance — 0.8%
Aon PLC	269,507	46,004,845
Arthur J Gallagher & Co.	219,507	17,143,497
Cincinnati Financial Corp.	129,356	11,111,680
Marsh & McLennan Companies Inc.	569,474	53,473,609
Progressive Corp. (The)	553,808	39,924,019
Torchmark Corp.	79,731	6,533,955

		174,191,605

Interactive Media & Services — 9.0%
Alphabet Inc., Class A(a)	534,420	628,953,554
Alphabet Inc., Class C, NVS(a)	548,729	643,829,223
Facebook Inc., Class A(a)	4,258,669	709,877,536
TripAdvisor Inc.(a)(b)	122,252	6,289,865

2	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Twitter Inc.(a)	1,303,675	$42,864,834

		2,031,815,012

Internet & Direct Marketing Retail — 6.3%
Amazon.com Inc.(a)(b)	736,593	1,311,687,985
Booking Holdings Inc.(a)	38,537	67,243,596
eBay Inc.	584,821	21,720,252
Expedia Group Inc.	129,268	15,382,892

		1,416,034,725

IT Services — 7.4%
Accenture PLC, Class A	523,410	92,130,628
Akamai Technologies Inc.(a)(b)	290,269	20,815,190
Alliance Data Systems Corp.	81,566	14,272,419
Automatic Data Processing Inc.	777,690	124,228,200
Broadridge Financial Solutions Inc.	206,381	21,399,646
Fidelity National Information Services Inc.	575,828	65,126,147
Fiserv Inc.(a)	698,152	61,632,858
FleetCor Technologies Inc.(a)(b)	92,190	22,733,132
Gartner Inc.(a)(b)	159,151	24,140,024
Global Payments Inc.	282,159	38,520,347
Jack Henry & Associates Inc.	64,773	8,986,606
Mastercard Inc., Class A	1,611,455	379,417,080
Paychex Inc.	354,586	28,437,797
PayPal Holdings Inc.(a)(b)	2,094,418	217,484,365
Total System Services Inc.	198,066	18,818,251
VeriSign Inc.(a)	187,346	34,014,540
Visa Inc., Class A(b)	3,124,428	488,004,409
Western Union Co. (The)	316,954	5,854,140

		1,666,015,779

Leisure Products — 0.1%
Hasbro Inc.	116,076	9,868,781
Mattel Inc.(a)	301,449	3,918,837

		13,787,618

Life Sciences Tools & Services — 1.7%
Agilent Technologies Inc.	302,083	24,281,431
Illumina Inc.(a)(b)	262,338	81,505,793
IQVIA Holdings Inc.(a)	206,722	29,736,960
Mettler-Toledo International Inc.(a)(b)	28,319	20,474,637
PerkinElmer Inc.	100,911	9,723,784
Thermo Fisher Scientific Inc.	718,680	196,717,090
Waters Corp.(a)	76,787	19,328,056

		381,767,751

Machinery — 0.5%
Flowserve Corp.	123,526	5,575,964
Illinois Tool Works Inc.	215,676	30,955,976
Ingersoll-Rand PLC	433,377	46,783,047
Wabtec Corp.(b)	108,901	8,028,182
Xylem Inc./NY	321,322	25,397,291

		116,740,460

Media — 0.9%
Charter Communications Inc., Class A(a)	133,316	46,248,653
Comcast Corp., Class A	3,708,940	148,283,421
Fox Corp., Class A(a)	290,548	10,666,017
Fox Corp., Class B(a)	134,562	4,828,085

		210,026,176

Metals & Mining — 0.1%
Freeport-McMoRan Inc.	1,160,939	14,964,504

Security	Shares	Value

Multi-Utilities — 0.5%
Ameren Corp.	438,033	$32,217,327
CMS Energy Corp.	282,503	15,690,217
Dominion Energy Inc.	672,302	51,538,671
WEC Energy Group Inc.	270,293	21,374,771

		120,820,986

Multiline Retail — 0.3%
Dollar General Corp.	470,449	56,124,566
Macy’s Inc.	230,011	5,527,164
Nordstrom Inc.	99,270	4,405,603

		66,057,333

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	891,846	40,561,156
Apache Corp.	669,314	23,198,423
Cabot Oil & Gas Corp.	522,103	13,626,888
Cimarex Energy Co.	101,674	7,107,013
Concho Resources Inc.(b)	196,205	21,770,907
ConocoPhillips	2,025,145	135,158,177
Devon Energy Corp.	784,369	24,754,686
Diamondback Energy Inc.	276,522	28,075,279
Exxon Mobil Corp.	4,235,794	342,252,155
Hess Corp.	250,542	15,090,145
HollyFrontier Corp.	279,536	13,772,739
Marathon Oil Corp.	1,464,771	24,476,323
Occidental Petroleum Corp.	1,337,897	88,568,781
ONEOK Inc.	420,801	29,388,742

		807,801,414

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	264,381	43,768,275

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	1,485,641	70,879,932
Eli Lilly & Co.	1,542,727	200,184,256
Johnson & Johnson	2,805,009	392,112,208
Merck & Co. Inc.	4,608,011	383,248,275
Pfizer Inc.	9,911,113	420,924,969
Zoetis Inc.	470,076	47,322,551

		1,514,672,191

Professional Services — 0.4%
Equifax Inc.	131,217	15,549,215
IHS Markit Ltd.(a)(b)	650,435	35,370,655
Robert Half International Inc.	96,411	6,282,141
Verisk Analytics Inc.	200,890	26,718,370

		83,920,381

Road & Rail — 1.8%
CSX Corp.	1,383,263	103,495,738
JB Hunt Transport Services Inc.	102,301	10,362,068
Kansas City Southern	77,931	9,038,437
Norfolk Southern Corp.	329,843	61,644,358
Union Pacific Corp.	1,290,487	215,769,427

		400,310,028

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices Inc.(a)(b)	1,576,636	40,235,751
Analog Devices Inc.	355,058	37,376,956
Broadcom Inc.	707,128	212,640,461
Intel Corp.	5,378,808	288,841,990
KLA-Tencor Corp.	163,299	19,499,533
Maxim Integrated Products Inc.	292,567	15,555,787
Microchip Technology Inc.	216,276	17,942,257
NVIDIA Corp.	573,373	102,954,856

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM Inc.	1,122,360	$64,008,191
Skyworks Solutions Inc.	189,111	15,597,875
Texas Instruments Inc.	1,105,740	117,285,842
Xilinx Inc.	453,056	57,442,970

		989,382,469

Software — 11.2%
Adobe Inc.(a)(b)	870,691	232,030,445
ANSYS Inc.(a)(b)	149,917	27,391,335
Autodesk Inc.(a)	391,448	60,995,427
Cadence Design Systems Inc.(a)	296,865	18,853,896
Citrix Systems Inc.	223,945	22,318,359
Fortinet Inc.(a)	259,558	21,795,085
Intuit Inc.	462,471	120,894,544
Microsoft Corp.	13,696,478	1,615,362,615
Oracle Corp.	2,274,472	122,161,891
Red Hat Inc.(a)(b)	316,324	57,792,395
salesforce.com Inc.(a)	1,365,683	216,283,217
Synopsys Inc.(a)	152,679	17,580,987

		2,533,460,196

Specialty Retail — 2.6%
Advance Auto Parts Inc.	82,924	14,141,030
AutoZone Inc.(a)	44,489	45,562,075
CarMax Inc.(a)(b)	136,644	9,537,751
Foot Locker Inc.	96,515	5,848,809
Home Depot Inc. (The)	927,561	177,989,680
Lowe’s Companies Inc.	657,198	71,943,465
O’Reilly Automotive Inc.(a)	140,056	54,383,745
Ross Stores Inc.	377,100	35,108,010
Tiffany & Co.	87,124	9,195,938
TJX Companies Inc. (The)	2,209,240	117,553,660
Tractor Supply Co.	215,148	21,032,869
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	100,834	35,163,841

		597,460,873

Technology Hardware, Storage & Peripherals — 0.2%
NetApp Inc.	441,979	30,646,824
Seagate Technology PLC	292,121	13,989,675

		44,636,499

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	283,152	5,062,758
NIKE Inc., Class B	1,146,057	96,509,460
Tapestry Inc.	346,003	11,241,637
Under Armour Inc., Class A(a)	217,240	4,592,454
Under Armour Inc., Class C, NVS(a)	222,686	4,202,085
VF Corp.	580,530	50,453,862

		172,062,256

Tobacco — 0.5%
Philip Morris International Inc.	1,415,324	125,100,488

Trading Companies & Distributors — 0.3%
Fastenal Co.	512,099	32,933,087
United Rentals Inc.(a)	75,116	8,582,003
WW Grainger Inc.	80,483	24,219,749

		65,734,839

Water Utilities — 0.1%
American Water Works Co. Inc.	203,035	21,168,429

Total Common Stocks — 99.7% (Cost: $16,447,203,214)		22,489,448,114

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	103,395,233	$103,436,591
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	46,602,923	46,602,923

		150,039,514

Total Short-Term Investments — 0.7% (Cost: $ 150,008,118)		150,039,514

Total Investments in Securities — 100.4% (Cost: $ 16,597,211,332)		22,639,487,628

Other Assets, Less Liabilities — (0.4)%		(88,587,148)

Net Assets — 100.0%		$22,550,900,480

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Arconic Inc.(a)	598,870	$11,444,406
General Dynamics Corp.	373,490	63,224,387
Harris Corp.	78,507	12,538,353
Huntington Ingalls Industries Inc.	57,219	11,855,777
L3 Technologies Inc.	44,995	9,285,618
Lockheed Martin Corp.	135,549	40,686,388
Northrop Grumman Corp.	233,982	63,081,547
Raytheon Co.	222,078	40,435,962
Textron Inc.(a)	323,747	16,401,023
United Technologies Corp.	581,044	74,890,761

		343,844,222

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	188,184	16,370,126
FedEx Corp.	182,082	33,031,496
United Parcel Service Inc., Class B	479,666	53,597,879

		102,999,501

Airlines — 0.9%
Alaska Air Group Inc.	169,581	9,516,886
American Airlines Group Inc.	551,401	17,512,496
Delta Air Lines Inc.	850,664	43,936,796
Southwest Airlines Co.	685,261	35,571,898
United Continental Holdings Inc.(b)	308,113	24,581,255

		131,119,331

Auto Components — 0.1%
Aptiv PLC	139,171	11,062,703
BorgWarner Inc.	285,662	10,972,277

		22,034,980

Automobiles — 0.8%
Ford Motor Co.	5,386,721	47,295,410
General Motors Co.	1,806,945	67,037,660
Harley-Davidson Inc.	220,755	7,872,123

		122,205,193

Banks — 10.5%
Bank of America Corp.	12,382,480	341,632,623
BB&T Corp.	1,053,745	49,030,755
Citigroup Inc.	3,241,550	201,689,241
Citizens Financial Group Inc.	637,026	20,703,345
Comerica Inc.	118,348	8,677,275
Fifth Third Bancorp.	1,060,810	26,753,628
Huntington Bancshares Inc./OH	1,441,179	18,274,150
JPMorgan Chase & Co.	4,513,507	456,902,314
KeyCorp.	1,387,174	21,847,990
M&T Bank Corp.	191,426	30,057,710
People’s United Financial Inc.	520,541	8,557,694
PNC Financial Services Group Inc. (The)	625,301	76,699,421
Regions Financial Corp.	1,408,184	19,925,804
SunTrust Banks Inc.	610,939	36,198,136
Wells Fargo & Co.	5,644,195	272,727,502
Zions Bancorp. N.A.	256,549	11,649,890

		1,601,327,478

Beverages — 1.5%
Coca-Cola Co. (The)	2,545,996	119,305,372
Molson Coors Brewing Co., Class B	259,654	15,488,361
PepsiCo Inc.	755,174	92,546,574

		227,340,307

Biotechnology — 2.3%
AbbVie Inc.	976,026	78,657,935

Security	Shares	Value

Biotechnology (continued)
Amgen Inc.	291,653	$55,408,237
Biogen Inc.(b)	124,732	29,484,150
Celgene Corp.(a)(b)	512,744	48,372,269
Gilead Sciences Inc.	1,758,278	114,305,653
Incyte Corp.(b)	128,129	11,020,375
Regeneron Pharmaceuticals Inc.(b)	44,464	18,257,808

		355,506,427

Building Products — 0.5%
Allegion PLC	63,155	5,728,790
AO Smith Corp.	194,646	10,378,525
Fortune Brands Home & Security Inc.	191,356	9,110,459
Johnson Controls International PLC	1,258,165	46,476,615
Masco Corp.	215,964	8,489,545

		80,183,934

Capital Markets — 3.7%
Affiliated Managers Group Inc.	71,384	7,645,941
Ameriprise Financial Inc.	86,241	11,047,472
Bank of New York Mellon Corp. (The)	1,210,940	61,067,704
BlackRock Inc.(c)	167,741	71,687,471
Charles Schwab Corp. (The)	784,536	33,546,760
CME Group Inc.	493,188	81,168,881
E*TRADE Financial Corp.	139,733	6,487,803
Franklin Resources Inc.	408,485	13,537,193
Goldman Sachs Group Inc. (The)	472,123	90,642,895
Invesco Ltd.	549,416	10,609,223
Moody’s Corp.	116,822	21,155,296
Morgan Stanley	1,790,215	75,547,073
Nasdaq Inc.	48,705	4,261,201
Northern Trust Corp.	141,174	12,763,541
Raymond James Financial Inc.	174,727	14,049,798
State Street Corp.	521,774	34,337,947
T Rowe Price Group Inc.	162,951	16,314,654

		565,870,853

Chemicals — 2.3%
Albemarle Corp.	145,512	11,929,074
Celanese Corp.	83,306	8,214,805
CF Industries Holdings Inc.	175,792	7,186,377
DowDuPont Inc.	3,108,165	165,696,276
Eastman Chemical Co.	89,692	6,805,829
FMC Corp.	103,778	7,972,226
International Flavors & Fragrances Inc.	139,184	17,925,507
Linde PLC	250,676	44,101,429
LyondellBasell Industries NV, Class A	419,360	35,259,789
Mosaic Co. (The)	261,251	7,134,765
PPG Industries Inc.	176,259	19,894,353
Sherwin-Williams Co. (The)	42,661	18,374,519

		350,494,949

Commercial Services & Supplies — 0.1%
Copart Inc.(a)(b)	88,918	5,387,542
Republic Services Inc.	168,117	13,513,244

		18,900,786

Communications Equipment — 0.1%
Juniper Networks Inc.	481,408	12,742,870

Construction & Engineering — 0.2%
Fluor Corp.	190,917	7,025,745
Jacobs Engineering Group Inc.	161,464	12,140,478
Quanta Services Inc.	194,063	7,323,938

		26,490,161

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials — 0.1%
Martin Marietta Materials Inc.	36,555	$7,354,135
Vulcan Materials Co.	94,498	11,188,563

		18,542,698

Consumer Finance — 1.0%
American Express Co.	476,656	52,098,501
Capital One Financial Corp.	644,969	52,687,518
Discover Financial Services	158,656	11,289,961
Synchrony Financial	898,778	28,671,018

		144,746,998

Containers & Packaging — 0.5%
Avery Dennison Corp.	63,450	7,169,850
Ball Corp.(a)	150,472	8,706,310
International Paper Co.	552,980	25,586,385
Packaging Corp. of America	131,021	13,020,867
Sealed Air Corp.	212,742	9,798,896
Westrock Co.	353,351	13,551,011

		77,833,319

Distributors — 0.2%
Genuine Parts Co.	200,573	22,470,193
LKQ Corp.(b)	430,799	12,226,076

		34,696,269

Diversified Consumer Services — 0.0%
H&R Block Inc.	105,976	2,537,065

Diversified Financial Services — 1.9%
Berkshire Hathaway Inc., Class B(b)	1,393,885	280,017,558
Jefferies Financial Group Inc.	363,410	6,828,474

		286,846,032

Diversified Telecommunication Services — 2.2%
AT&T Inc.	10,041,727	314,908,559
CenturyLink Inc.	1,309,582	15,701,888

		330,610,447

Electric Utilities — 3.0%
Alliant Energy Corp.	141,658	6,676,342
American Electric Power Co. Inc.	679,992	56,949,330
Duke Energy Corp.	1,002,177	90,195,930
Edison International	450,021	27,865,300
Entergy Corp.	260,694	24,930,167
Evergy Inc.	352,323	20,452,350
Eversource Energy	196,626	13,950,615
Exelon Corp.	1,336,784	67,012,982
FirstEnergy Corp.	693,158	28,842,304
PPL Corp.	995,973	31,612,183
Southern Co. (The)	1,426,135	73,702,657
Xcel Energy Inc.	391,323	21,996,266

		464,186,426

Electrical Equipment — 0.6%
Eaton Corp. PLC	304,152	24,502,485
Emerson Electric Co.	847,247	58,011,002
Rockwell Automation Inc.	82,395	14,457,027

		96,970,514

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	254,784	24,061,801
Corning Inc.	1,084,152	35,885,431
FLIR Systems Inc.	186,439	8,870,768
IPG Photonics Corp.(a)(b)	48,433	7,351,161
TE Connectivity Ltd.	467,020	37,711,865

		113,881,026

Security	Shares	Value

Energy Equipment & Services — 1.1%
Baker Hughes a GE Co.	710,359	$19,691,152
Halliburton Co.	1,202,791	35,241,776
Helmerich & Payne Inc.	150,643	8,369,725
National Oilwell Varco Inc.(a)	531,142	14,149,623
Schlumberger Ltd.	1,910,549	83,242,620
TechnipFMC PLC	584,085	13,737,679

		174,432,575

Entertainment — 1.3%
Activision Blizzard Inc.	1,052,320	47,912,130
Electronic Arts Inc.(b)	214,263	21,775,549
Viacom Inc., Class B, NVS	489,991	13,754,047
Walt Disney Co. (The)	1,059,195	117,602,421

		201,044,147

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities Inc.	155,618	22,184,902
AvalonBay Communities Inc.	60,985	12,241,519
Boston Properties Inc.	99,740	13,353,191
Crown Castle International Corp.	337,985	43,262,080
Digital Realty Trust Inc.	126,084	15,003,996
Duke Realty Corp.	161,671	4,943,899
Equinix Inc.	45,998	20,844,454
Equity Residential	163,796	12,337,115
Essex Property Trust Inc.	23,349	6,753,465
Extra Space Storage Inc.	59,559	6,069,658
Federal Realty Investment Trust	53,507	7,375,940
Host Hotels & Resorts Inc.	535,402	10,119,098
Iron Mountain Inc.	396,235	14,050,493
Kimco Realty Corp.	579,944	10,728,964
Macerich Co. (The)	147,086	6,376,178
Mid-America Apartment Communities Inc.	69,772	7,628,173
Prologis Inc.	868,931	62,519,585
Realty Income Corp.	112,781	8,296,170
Regency Centers Corp.	126,839	8,560,364
SBA Communications Corp.(b)	65,162	13,010,245
Simon Property Group Inc.	140,384	25,579,369
SL Green Realty Corp.	115,645	10,398,798
UDR Inc.	171,431	7,793,253
Ventas Inc.	490,350	31,289,233
Vornado Realty Trust	116,993	7,890,008
Weyerhaeuser Co.	1,028,505	27,090,822

		415,700,972

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	607,211	147,030,071
Kroger Co. (The)	1,097,565	27,000,099
Sysco Corp.	241,818	16,143,770
Walgreens Boots Alliance Inc.	1,105,449	69,941,758
Walmart Inc.	1,962,386	191,391,507

		451,507,205

Food Products — 1.9%
Archer-Daniels-Midland Co.	771,367	33,269,059
Campbell Soup Co.	265,578	10,126,489
Conagra Brands Inc.	671,925	18,639,199
General Mills Inc.	822,481	42,563,392
Hershey Co. (The)	74,260	8,527,276
JM Smucker Co. (The)	157,403	18,337,449
Kraft Heinz Co. (The)	855,732	27,939,650
Mondelez International Inc., Class A	1,990,771	99,379,288
Tyson Foods Inc., Class A	406,190	28,201,772

		286,983,574

6	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.0%
Atmos Energy Corp.	65,510	$6,742,944

Health Care Equipment & Supplies — 1.3%
Align Technology Inc.(a)(b)	49,482	14,069,217
Baxter International Inc.	373,944	30,405,387
Becton Dickinson and Co.	137,549	34,350,112
Cooper Companies Inc. (The)	38,963	11,539,672
Danaher Corp.	380,922	50,289,322
DENTSPLY SIRONA Inc.	305,579	15,153,662
Hologic Inc.(b)	164,073	7,941,133
Stryker Corp.	174,682	34,503,189

		198,251,694

Health Care Providers & Services — 4.7%
AmerisourceBergen Corp.	214,734	17,075,648
Anthem Inc.	354,288	101,673,570
Cardinal Health Inc.	411,354	19,806,695
Centene Corp.(b)	569,106	30,219,529
Cigna Corp.	225,823	36,316,855
CVS Health Corp.	1,788,013	96,427,541
Henry Schein Inc.(b)	114,412	6,877,305
Laboratory Corp. of America Holdings(b)	136,430	20,871,061
McKesson Corp.	264,158	30,922,335
Quest Diagnostics Inc.	184,517	16,591,769
UnitedHealth Group Inc.	1,322,714	327,054,264
Universal Health Services Inc., Class B(a)	48,836	6,532,792

		710,369,364

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	551,355	27,964,726
Darden Restaurants Inc.	50,573	6,143,102
Marriott International Inc./MD, Class A	232,916	29,135,462
MGM Resorts International	703,857	18,060,971
Norwegian Cruise Line Holdings Ltd.(b)	300,030	16,489,649
Royal Caribbean Cruises Ltd.	236,911	27,154,739
Starbucks Corp.	840,002	62,445,749
Wynn Resorts Ltd.	133,536	15,933,515

		203,327,913

Household Durables — 0.6%
DR Horton Inc.	467,029	19,325,660
Garmin Ltd.	64,239	5,547,038
Leggett & Platt Inc.	180,312	7,612,773
Lennar Corp., Class A	395,661	19,422,998
Mohawk Industries Inc.(a)(b)	85,045	10,728,427
Newell Brands Inc.	258,342	3,962,966
PulteGroup Inc.	348,895	9,755,104
Whirlpool Corp.	87,701	11,654,586

		88,009,552

Household Products — 1.4%
Colgate-Palmolive Co.	510,759	35,007,422
Kimberly-Clark Corp.	218,406	27,060,503
Procter & Gamble Co. (The)	1,517,296	157,874,649

		219,942,574

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	916,398	16,568,476

Industrial Conglomerates — 1.8%
3M Co.	388,930	80,811,875
General Electric Co.	11,999,857	119,878,571
Honeywell International Inc.	502,519	79,860,320

		280,550,766

Security	Shares	Value

Insurance — 4.2%
Aflac Inc.	1,034,324	$51,716,200
Allstate Corp. (The)	457,607	43,097,427
American International Group Inc.	1,198,577	51,610,726
Aon PLC	122,870	20,973,909
Arthur J Gallagher & Co.	84,340	6,586,954
Assurant Inc.	85,361	8,101,612
Brighthouse Financial Inc.(a)(b)	160,828	5,836,448
Chubb Ltd.	631,873	88,512,770
Cincinnati Financial Corp.	109,029	9,365,591
Everest Re Group Ltd.	56,442	12,189,214
Hartford Financial Services Group Inc. (The)	496,341	24,678,075
Lincoln National Corp.	282,674	16,592,964
Loews Corp.(a)	377,628	18,099,710
Marsh & McLennan Companies Inc.	258,594	24,281,977
MetLife Inc.	1,319,588	56,174,861
Principal Financial Group Inc.	356,742	17,904,881
Progressive Corp. (The)	379,019	27,323,480
Prudential Financial Inc.	563,204	51,747,183
Torchmark Corp.	76,671	6,283,188
Travelers Companies Inc. (The)	363,082	49,800,327
Unum Group	296,844	10,042,233
Willis Towers Watson PLC	177,966	31,259,728

		632,179,458

Interactive Media & Services — 0.0%
TripAdvisor Inc.(a)(b)	45,967	2,365,002

Internet & Direct Marketing Retail — 0.6%
Booking Holdings Inc.(a)(b)	32,266	56,301,266
eBay Inc.	733,533	27,243,416
Expedia Group Inc.	61,011	7,260,309

		90,804,991

IT Services — 2.5%
Accenture PLC, Class A	474,507	83,522,722
Cognizant Technology Solutions Corp., Class A	792,768	57,436,042
DXC Technology Co.	371,198	23,871,744
FleetCor Technologies Inc.(b)	47,519	11,717,710
International Business Machines Corp.	1,226,670	173,083,137
Jack Henry & Associates Inc.	55,322	7,675,374
Paychex Inc.	166,855	13,381,771
Total System Services Inc.	71,526	6,795,685
Western Union Co. (The)	348,505	6,436,887

		383,921,072

Leisure Products — 0.1%
Hasbro Inc.	67,948	5,776,939
Mattel Inc.(a)(b)	239,228	3,109,964

		8,886,903

Life Sciences Tools & Services — 0.3%
Agilent Technologies Inc.	206,413	16,591,477
IQVIA Holdings Inc.(b)	59,212	8,517,646
Mettler-Toledo International Inc.(b)	12,149	8,783,727
PerkinElmer Inc.(a)	72,346	6,971,261
Waters Corp.(a)(b)	39,579	9,962,430

		50,826,541

Machinery — 2.8%
Caterpillar Inc.	793,380	107,495,056
Cummins Inc.	199,333	31,468,701
Deere & Co.	439,039	70,175,994
Dover Corp.	199,800	18,741,240
Flowserve Corp.	83,860	3,785,440

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Fortive Corp.	405,617	$34,027,210
Illinois Tool Works Inc.	249,548	35,817,624
PACCAR Inc.	477,947	32,567,309
Parker-Hannifin Corp.	178,117	30,568,440
Pentair PLC	216,813	9,650,347
Snap-on Inc.	76,517	11,976,441
Stanley Black & Decker Inc.	208,284	28,362,032
Wabtec Corp.	103,960	7,663,931

		422,299,765

Media — 1.9%
CBS Corp., Class B, NVS	480,024	22,815,541
Charter Communications Inc., Class A(b)	136,343	47,298,750
Comcast Corp., Class A	3,362,024	134,413,719
Discovery Inc., Class A(a)(b)	218,335	5,899,412
Discovery Inc., Class C, NVS(b)	500,384	12,719,761
DISH Network Corp., Class A(b)	315,835	10,008,811
Fox Corp., Class A(b)	263,373	9,668,423
Fox Corp., Class B(b)	122,145	4,382,563
Interpublic Group of Companies Inc. (The)	528,023	11,093,763
News Corp., Class A, NVS	534,757	6,652,377
News Corp., Class B	167,697	2,094,535
Omnicom Group Inc.	308,033	22,483,329

		289,530,984

Metals & Mining — 0.4%
Freeport-McMoRan Inc.	1,097,070	14,141,232
Newmont Mining Corp.	737,024	26,363,349
Nucor Corp.	419,944	24,503,732

		65,008,313

Multi-Utilities — 1.7%
CenterPoint Energy Inc.	689,732	21,174,772
CMS Energy Corp.	172,797	9,597,145
Consolidated Edison Inc.	442,454	37,524,524
Dominion Energy Inc.	583,978	44,767,753
DTE Energy Co.	251,315	31,349,033
NiSource Inc.	515,407	14,771,565
Public Service Enterprise Group Inc.	696,757	41,394,333
Sempra Energy	377,760	47,544,874
WEC Energy Group Inc.	226,972	17,948,946

		266,072,945

Multiline Retail — 0.8%
Dollar Tree Inc.(b)	327,753	34,427,175
Kohl’s Corp.	228,493	15,713,464
Macy’s Inc.	249,135	5,986,714
Nordstrom Inc.	79,050	3,508,239
Target Corp.	719,342	57,734,389

		117,369,981

Oil, Gas & Consumable Fuels — 6.4%
Cabot Oil & Gas Corp.	176,142	4,597,306
Chevron Corp.	2,619,216	322,635,027
Cimarex Energy Co.	62,603	4,375,950
Concho Resources Inc.(a)	124,900	13,858,904
EOG Resources Inc.	799,597	76,105,642
Exxon Mobil Corp.	2,569,889	207,647,031
Hess Corp.	158,494	9,546,094
Kinder Morgan Inc./DE	2,683,565	53,698,136
Marathon Petroleum Corp.	928,576	55,575,273
Noble Energy Inc.	669,119	16,547,313
ONEOK Inc.	243,652	17,016,656
Phillips 66	578,304	55,037,192

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	232,368	$35,384,999
Valero Energy Corp.	575,676	48,834,595
Williams Companies Inc. (The)	1,669,324	47,942,985

		968,803,103

Personal Products — 0.2%
Coty Inc., Class A(a)	625,449	7,192,664
Estee Lauder Companies Inc. (The), Class A	96,099	15,909,189

		23,101,853

Pharmaceuticals — 2.6%
Allergan PLC	430,994	63,101,831
Bristol-Myers Squibb Co.	1,102,807	52,614,922
Johnson & Johnson	1,505,154	210,405,478
Mylan NV(b)	710,318	20,130,412
Nektar Therapeutics(b)	242,288	8,140,877
Perrigo Co. PLC	172,315	8,298,690
Zoetis Inc.	296,540	29,852,682

		392,544,892

Professional Services — 0.2%
Equifax Inc.	63,793	7,559,470
Nielsen Holdings PLC	492,924	11,667,511
Robert Half International Inc.	88,924	5,794,288
Verisk Analytics Inc.(a)	69,287	9,215,171

		34,236,440

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	431,146	21,320,170

Road & Rail — 0.2%
JB Hunt Transport Services Inc.	39,153	3,965,807
Kansas City Southern	77,331	8,968,849
Norfolk Southern Corp.	114,439	21,387,505

		34,322,161

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices Inc.	233,550	24,585,808
Applied Materials Inc.	1,308,728	51,904,152
Intel Corp.	2,045,691	109,853,607
KLA-Tencor Corp.	103,107	12,312,007
Lam Research Corp.	210,282	37,642,581
Maxim Integrated Products Inc.	150,177	7,984,911
Microchip Technology Inc.	160,665	13,328,768
Micron Technology Inc.(b)	1,545,351	63,869,357
NVIDIA Corp.(a)	392,621	70,499,027
Qorvo Inc.(b)	168,910	12,115,914
QUALCOMM Inc.	800,829	45,671,278
Skyworks Solutions Inc.	93,483	7,710,478
Texas Instruments Inc.	439,855	46,655,420

		504,133,308

Software — 0.9%
Cadence Design Systems Inc.(b)	157,064	9,975,135
Oracle Corp.	1,756,286	94,330,121
Symantec Corp.	879,251	20,213,981
Synopsys Inc.(b)	88,336	10,171,890

		134,691,127

Specialty Retail — 2.1%
Advance Auto Parts Inc.	33,888	5,778,921
Best Buy Co. Inc.	323,942	23,019,319
CarMax Inc.(b)	129,439	9,034,842
Foot Locker Inc.	77,237	4,680,562
Gap Inc. (The)	295,512	7,736,504

8	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Home Depot Inc. (The)	840,803	$161,341,688
L Brands Inc.	314,774	8,681,467
Lowe’s Companies Inc.	596,252	65,271,706
Ross Stores Inc.	219,368	20,423,161
Tiffany & Co.	80,990	8,548,494

		314,516,664

Technology Hardware, Storage & Peripherals — 8.4%
Apple Inc.	6,174,963	1,172,934,222
Hewlett Packard Enterprise Co.	1,895,577	29,248,753
HP Inc.	2,113,916	41,073,388
Seagate Technology PLC	125,011	5,986,777
Western Digital Corp.	401,404	19,291,476
Xerox Corp.	276,542	8,843,813

		1,277,378,429

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)(b)	208,544	9,540,888
Hanesbrands Inc.	282,855	5,057,447
NIKE Inc., Class B	850,250	71,599,552
PVH Corp.(a)	104,067	12,690,971
Ralph Lauren Corp.	72,976	9,463,528
Tapestry Inc.	130,097	4,226,851
Under Armour Inc., Class A(b)	89,856	1,899,556
Under Armour Inc., Class C, NVS(a)(b)	92,049	1,736,965

		116,215,758

Tobacco — 1.6%
Altria Group Inc.	2,583,882	148,392,343
Philip Morris International Inc.	1,050,018	92,811,091

		241,203,434

Trading Companies & Distributors — 0.0%
United Rentals Inc.(b)	51,459	5,879,191

Water Utilities — 0.1%
American Water Works Co. Inc.	92,191	9,611,834

Total Common Stocks — 99.7% (Cost: $14,129,816,975)		15,192,567,861

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	42,607,767	42,624,810
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	23,902,524	23,902,524

		66,527,334

Total Short-Term Investments — 0.5% (Cost: $66,516,445)		66,527,334

Total Investments in Securities — 100.2% (Cost: $14,196,333,420)		15,259,095,195
Other Assets, Less Liabilities — (0.2)%		(24,663,537)

Net Assets — 100.0%		$15,234,431,658

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

SCHEDULES OF INVESTMENTS	9

Schedule of Investments March 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	372,689	$42,240,571
Teledyne Technologies Inc.(a)	154,535	36,626,341

		78,866,912

Air Freight & Logistics — 0.3%
XPO Logistics Inc.(a)(b)	399,454	21,466,658

Auto Components — 0.5%
Gentex Corp.	1,648,254	34,085,893

Banks — 3.0%
BancorpSouth Bank	377,944	10,665,580
Bank of Hawaii Corp.	168,708	13,306,000
Commerce Bancshares Inc.	550,204	31,944,865
East West Bancorp. Inc.	631,291	30,283,029
First Financial Bankshares Inc.	590,680	34,129,490
FNB Corp.	1,301,427	13,795,126
Home BancShares Inc./AR	608,306	10,687,936
Signature Bank/New York NY	287,929	36,875,067
Sterling Bancorp./DE	926,322	17,257,379
UMB Financial Corp.	384,523	24,624,853

		223,569,325

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	75,837	22,351,439

Biotechnology — 0.7%
Exelixis Inc.(a)(b)	1,333,196	31,730,065
Ligand Pharmaceuticals Inc.(a)(b)	178,074	22,385,682

		54,115,747

Building Products — 1.4%
Lennox International Inc.	312,554	82,639,277
Trex Co. Inc.(a)	333,267	20,502,586

		103,141,863

Capital Markets — 3.6%
Eaton Vance Corp., NVS	611,878	24,664,802
Evercore Inc., Class A	160,679	14,621,789
FactSet Research Systems Inc.	331,299	82,251,603
Federated Investors Inc., Class B	400,322	11,733,438
Interactive Brokers Group Inc., Class A	444,704	23,071,243
MarketAxess Holdings Inc.	328,234	80,771,823
SEI Investments Co.	618,446	32,313,803

		269,428,501

Chemicals — 2.9%
Cabot Corp.	290,312	12,085,689
Chemours Co. (The)	1,454,880	54,063,341
Ingevity Corp.(a)	206,624	21,821,561
NewMarket Corp.	50,139	21,738,265
RPM International Inc.	1,146,618	66,549,709
Scotts Miracle-Gro Co. (The)	219,218	17,226,150
Sensient Technologies Corp.	173,588	11,767,530
Valvoline Inc.	690,045	12,807,235

		218,059,480

Commercial Services & Supplies — 1.1%
Brink’s Co. (The)	229,174	17,282,011
Clean Harbors Inc.(a)(b)	256,771	18,366,830
Healthcare Services Group Inc.	353,706	11,668,761
MSA Safety Inc.	305,390	31,577,326

		78,894,928

Security	Shares	Value

Communications Equipment — 1.4%
Ciena Corp.(a)	1,252,741	$46,777,349
InterDigital Inc.	167,614	11,059,172
Lumentum Holdings Inc.(a)(b)	344,669	19,487,585
Plantronics Inc.	165,536	7,632,865
ViaSat Inc.(a)(b)	247,589	19,188,147

		104,145,118

Construction & Engineering — 0.2%
KBR Inc.	578,779	11,048,891

Construction Materials — 0.2%
Eagle Materials Inc.	203,886	17,187,590

Consumer Finance — 0.8%
Green Dot Corp., Class A(a)	414,813	25,158,409
SLM Corp.(b)	3,804,521	37,702,803

		62,861,212

Containers & Packaging — 0.8%
AptarGroup Inc.	301,468	32,073,181
Bemis Co. Inc.	389,080	21,586,158
Greif Inc., Class A, NVS	103,136	4,254,360

		57,913,699

Distributors — 0.8%
Pool Corp.	343,093	56,600,052

Diversified Consumer Services — 1.3%
Adtalem Global Education Inc.(a)	503,259	23,310,957
Service Corp. International/U.S.	1,579,135	63,402,270
Sotheby’s(a)	134,267	5,068,579
Weight Watchers International Inc.(a)	336,523	6,780,939

		98,562,745

Electric Utilities — 1.1%
Hawaiian Electric Industries Inc.	465,082	18,961,393
IDACORP Inc.	250,134	24,898,338
OGE Energy Corp.	974,204	42,007,677

		85,867,408

Electrical Equipment — 0.9%
EnerSys	251,219	16,369,430
Hubbell Inc.	290,103	34,226,352
Regal Beloit Corp.	193,794	15,865,915

		66,461,697

Electronic Equipment, Instruments & Components — 4.1%
Cognex Corp.	729,083	37,081,161
Littelfuse Inc.	215,187	39,267,324
National Instruments Corp.	979,038	43,430,126
Trimble Inc.(a)(b)	2,190,668	88,502,987
Zebra Technologies Corp., Class A(a)(b)	469,204	98,312,314

		306,593,912

Energy Equipment & Services — 0.8%
Apergy Corp.(a)(b)	344,166	14,131,456
Core Laboratories NV	216,159	14,899,840
Ensco PLC, Class A	3,813,117	14,985,550
Transocean Ltd.(a)(b)	2,028,733	17,670,264

		61,687,110

Entertainment — 1.7%
Cinemark Holdings Inc.	417,484	16,695,185
Live Nation Entertainment Inc.(a)(b)	1,204,580	76,539,013
World Wrestling Entertainment Inc., Class A(b)	380,963	33,059,969

		126,294,167

10	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 11.0%
American Campus Communities Inc.	1,193,530	$56,788,157
Brixmor Property Group Inc.	1,274,542	23,413,337
Camden Property Trust	496,588	50,403,682
CoreCivic Inc.	494,530	9,618,609
CoreSite Realty Corp.	191,853	20,532,108
Cousins Properties Inc.	1,790,399	17,295,254
CyrusOne Inc.	942,919	49,446,672
Douglas Emmett Inc.	732,419	29,604,376
EPR Properties	430,601	33,113,217
First Industrial Realty Trust Inc.	716,706	25,342,724
GEO Group Inc. (The)	441,621	8,479,123
Healthcare Realty Trust Inc.	643,868	20,674,602
Highwoods Properties Inc.	432,956	20,253,682
JBG SMITH Properties	672,704	27,816,310
Lamar Advertising Co., Class A	437,640	34,687,346
Liberty Property Trust	708,763	34,318,305
Life Storage Inc.	406,170	39,508,156
Mack-Cali Realty Corp.	509,647	11,314,163
Medical Properties Trust Inc.	3,319,161	61,437,670
National Retail Properties Inc.	1,407,681	77,971,451
Omega Healthcare Investors Inc.	1,778,819	67,861,945
Pebblebrook Hotel Trust	534,297	16,595,265
Rayonier Inc.	665,425	20,974,196
Tanger Factory Outlet Centers Inc.	343,379	7,204,091
Taubman Centers Inc.	314,097	16,609,449
Uniti Group Inc.	1,560,728	17,464,546
Urban Edge Properties	496,154	9,426,926
Weingarten Realty Investors	614,721	18,054,356

		826,209,718

Food Products — 1.5%
Flowers Foods Inc.	799,717	17,049,967
Lancaster Colony Corp.	170,111	26,654,693
Post Holdings Inc.(a)	579,166	63,360,760
Tootsie Roll Industries Inc.(b)	165,286	6,155,244

		113,220,664

Gas Utilities — 2.2%
National Fuel Gas Co.	751,484	45,810,465
ONE Gas Inc.	238,112	21,199,111
Spire Inc.	194,454	16,001,620
UGI Corp.	1,514,194	83,916,631

		166,927,827

Health Care Equipment & Supplies — 7.1%
Avanos Medical Inc.(a)(b)	413,312	17,640,156
Cantel Medical Corp.(b)	148,751	9,949,954
Globus Medical Inc., Class A(a)(b)	663,200	32,768,712
Haemonetics Corp.(a)	444,267	38,864,477
Hill-Rom Holdings Inc.	580,638	61,466,339
ICU Medical Inc.(a)(b)	144,621	34,612,144
Inogen Inc.(a)(b)	87,182	8,314,547
Integra LifeSciences Holdings Corp.(a)	616,141	34,331,377
LivaNova PLC(a)(b)	424,043	41,238,182
Masimo Corp.(a)	426,074	58,917,513
NuVasive Inc.(a)(b)	449,746	25,541,075
STERIS PLC(a)	736,706	94,320,469
West Pharmaceutical Services Inc.	646,154	71,206,171

		529,171,116

Health Care Providers & Services — 3.5%
Amedisys Inc.(a)(b)	253,712	31,272,541
Chemed Corp.	139,071	44,512,455

Security	Shares	Value

Health Care Providers & Services (continued)
Covetrus Inc.(a)(b)	373,535	$11,897,090
Encompass Health Corp.	860,053	50,227,095
HealthEquity Inc.(a)(b)	472,761	34,974,859
Molina Healthcare Inc.(a)	544,021	77,229,221
Tenet Healthcare Corp.(a)	326,298	9,410,434

		259,523,695

Health Care Technology — 0.3%
Medidata Solutions Inc.(a)(b)	325,457	23,836,471

Hotels, Restaurants & Leisure — 5.2%
Brinker International Inc.	326,622	14,495,484
Cheesecake Factory Inc. (The)	181,027	8,855,841
Churchill Downs Inc.	308,766	27,869,219
Cracker Barrel Old Country Store Inc.	115,180	18,614,240
Domino’s Pizza Inc.	357,464	92,261,458
Dunkin’ Brands Group Inc.	424,654	31,891,515
Eldorado Resorts Inc.(a)(b)	566,533	26,451,426
International Speedway Corp., Class A	99,326	4,333,593
Jack in the Box Inc.	141,647	11,481,906
Papa John’s International Inc.(b)	100,611	5,327,353
Penn National Gaming Inc.(a)(b)	537,125	10,796,213
Scientific Games Corp./DE, Class A(a)(b)	482,089	9,844,257
Six Flags Entertainment Corp.	292,549	14,437,293
Texas Roadhouse Inc.	377,448	23,473,491
Wendy’s Co. (The)	1,584,176	28,340,909
Wyndham Destinations Inc.	534,798	21,653,971
Wyndham Hotels & Resorts Inc.	852,606	42,621,774

		392,749,943

Household Durables — 1.2%
Helen of Troy Ltd.(a)(b)	222,931	25,851,079
NVR Inc.(a)	17,768	49,164,056
Tempur Sealy International Inc.(a)(b)	223,872	12,910,698
Tupperware Brands Corp.	142,767	3,651,980

		91,577,813

Household Products — 0.2%
Energizer Holdings Inc.	282,766	12,704,676

Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	319,288	39,151,095

Insurance — 2.0%
Brown & Brown Inc.	2,022,032	59,670,164
Genworth Financial Inc., Class A(a)	1,956,182	7,492,177
Hanover Insurance Group Inc. (The)	148,427	16,945,911
Kemper Corp.	227,881	17,350,859
Mercury General Corp.	109,177	5,466,493
Primerica Inc.	370,895	45,304,824

		152,230,428

Interactive Media & Services — 0.4%
Cars.com Inc.(a)(b)	264,408	6,028,502
Yelp Inc.(a)(b)	657,277	22,676,057

		28,704,559

IT Services — 4.0%
CoreLogic Inc.(a)	697,595	25,992,390
Leidos Holdings Inc.	1,273,051	81,589,839
LiveRamp Holdings Inc.(a)	594,313	32,431,660
MAXIMUS Inc.	555,676	39,441,882
Sabre Corp.	2,398,757	51,309,412

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (continued) March 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
WEX Inc.(a)	375,424	$72,077,654

		302,842,837

Life Sciences Tools & Services — 3.0%
Bio-Rad Laboratories Inc., Class A(a)	175,388	53,612,604
Bio-Techne Corp.	328,939	65,310,839
Charles River Laboratories International Inc.(a)	235,225	34,166,431
PRA Health Sciences Inc.(a)	513,701	56,656,083
Syneos Health Inc.(a)(b)	308,128	15,948,705

		225,694,662

Machinery — 5.4%
Crane Co.	261,090	22,093,436
Donaldson Co. Inc.	724,049	36,245,893
Graco Inc.	849,448	42,064,665
IDEX Corp.	660,151	100,171,313
ITT Inc.	761,247	44,152,326
Kennametal Inc.	716,252	26,322,261
Lincoln Electric Holdings Inc.	291,923	24,483,582
Nordson Corp.	193,228	25,606,574
Toro Co. (The)	563,885	38,817,843
Woodward Inc.	486,664	46,179,547

		406,137,440

Marine — 0.2%
Kirby Corp.(a)(b)	211,367	15,875,775

Media — 1.2%
AMC Networks Inc., Class A(a)(b)	190,259	10,799,101
Cable One Inc.	26,793	26,294,115
John Wiley & Sons Inc., Class A	252,783	11,178,064
New York Times Co. (The), Class A(b)	1,236,785	40,628,387

		88,899,667

Metals & Mining — 0.8%
Allegheny Technologies Inc.(a)(b)	1,094,698	27,991,428
Royal Gold Inc.	365,215	33,209,000

		61,200,428

Multi-Utilities — 0.7%
Black Hills Corp.	470,367	34,840,083
NorthWestern Corp.	254,463	17,916,740

		52,756,823

Multiline Retail — 0.5%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	449,105	38,322,130

Oil, Gas & Consumable Fuels — 2.4%
Callon Petroleum Co.(a)(b)	1,984,783	14,985,111
Chesapeake Energy Corp.(a)	4,464,295	13,839,314
CNX Resources Corp.(a)	1,727,483	18,604,992
Equitrans Midstream Corp.	1,771,731	38,588,301
Matador Resources Co.(a)	578,999	11,192,051
Murphy Oil Corp.	1,416,866	41,514,174
PBF Energy Inc., Class A	480,171	14,952,525
QEP Resources Inc.(a)	2,058,730	16,037,507
Southwestern Energy Co.(a)(b)	2,168,830	10,171,813

		179,885,788

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	507,083	12,362,684

Personal Products — 0.1%
Edgewell Personal Care Co.(a)	230,968	10,137,185

Pharmaceuticals — 0.6%
Catalent Inc.(a)	723,018	29,347,301

Security	Shares	Value

Pharmaceuticals (continued)
Mallinckrodt PLC(a)(b)	727,322	$15,811,980

		45,159,281

Professional Services — 0.9%
ASGN Inc.(a)	458,621	29,117,847
Insperity Inc.	324,476	40,124,702

		69,242,549

Road & Rail — 1.3%
Genesee & Wyoming Inc., Class A(a)(b)	245,132	21,360,803
Landstar System Inc.	223,626	24,462,448
Old Dominion Freight Line Inc.(b)	378,836	54,700,130

		100,523,381

Semiconductors & Semiconductor Equipment — 4.6%
Cree Inc.(a)(b)	899,073	51,444,957
Cypress Semiconductor Corp.	3,169,350	47,286,702
Integrated Device Technology Inc.(a)(b)	1,117,726	54,757,397
Monolithic Power Systems Inc.	343,892	46,593,927
Silicon Laboratories Inc.(a)	375,302	30,346,920
Synaptics Inc.(a)(b)	167,668	6,664,803
Teradyne Inc.	937,623	37,354,900
Universal Display Corp.(b)	243,733	37,254,589
Versum Materials Inc.	655,741	32,990,330

		344,694,525

Software — 6.9%
ACI Worldwide Inc.(a)(b)	1,011,597	33,251,193
Blackbaud Inc.(b)	262,280	20,911,584
CDK Global Inc.	445,355	26,195,781
CommVault Systems Inc.(a)	335,798	21,739,563
Fair Isaac Corp.(a)	253,206	68,778,346
j2 Global Inc.	403,428	34,936,865
Manhattan Associates Inc.(a)(b)	390,748	21,534,122
PTC Inc.(a)	929,917	85,719,749
Teradata Corp.(a)(b)	1,021,674	44,596,070
Tyler Technologies Inc.(a)	333,529	68,173,328
Ultimate Software Group Inc. (The)(a)	275,930	91,092,771

		516,929,372

Specialty Retail — 1.7%
Aaron’s Inc.	310,227	16,317,940
Five Below Inc.(a)	485,665	60,343,876
Sally Beauty Holdings Inc.(a)(b)	661,494	12,178,105
Urban Outfitters Inc.(a)(b)	656,598	19,461,565
Williams-Sonoma Inc.	363,035	20,427,979

		128,729,465

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	202,229	20,382,661
Deckers Outdoor Corp.(a)(b)	253,729	37,295,626

		57,678,287

Thrifts & Mortgage Finance — 0.3%
LendingTree Inc.(a)(b)	64,819	22,787,768

Trading Companies & Distributors — 0.5%
GATX Corp.	140,265	10,712,038
MSC Industrial Direct Co. Inc., Class A	208,410	17,237,591
NOW Inc.(a)	422,305	5,895,378

		33,845,007

Water Utilities — 0.4%
Aqua America Inc.	713,754	26,009,196

Total Common Stocks — 100.6% (Cost: $6,222,940,989)		7,534,926,602

12	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	301,369,715	$301,490,263
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	11,795,983	11,795,983

		313,286,246

Total Short-Term Investments — 4.2% (Cost: $ 313,185,229)		313,286,246

Total Investments in Securities — 104.8% (Cost: $ 6,536,126,218)		7,848,212,848
Other Assets, Less Liabilities — (4.8)%		(357,454,978)

Net Assets — 100.0%		$7,490,757,870

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

SCHEDULES OF INVESTMENTS	13

Schedule of Investments March 31, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Teledyne Technologies Inc.(a)	144,251	$34,188,929

Air Freight & Logistics — 0.4%
XPO Logistics Inc.(a)	494,861	26,593,830

Airlines — 0.6%
JetBlue Airways Corp.(a)	2,394,464	39,173,431

Auto Components — 1.6%
Adient PLC	677,769	8,783,886
Dana Inc.	1,120,923	19,885,174
Delphi Technologies PLC	689,692	13,283,468
Gentex Corp.	545,548	11,281,933
Goodyear Tire & Rubber Co. (The)	1,813,793	32,920,343
Visteon Corp.(a)	220,958	14,881,521

		101,036,325

Automobiles — 0.4%
Thor Industries Inc.	408,736	25,492,864

Banks — 11.5%
Associated Banc-Corp.	1,283,724	27,407,507
BancorpSouth Bank	367,579	10,373,079
Bank of Hawaii Corp.	170,866	13,476,201
Bank OZK	944,285	27,365,379
Cathay General Bancorp.	597,893	20,274,552
Chemical Financial Corp.	558,618	22,992,717
Commerce Bancshares Inc.	276,918	16,077,859
Cullen/Frost Bankers Inc.	491,409	47,701,072
East West Bancorp. Inc.	566,169	27,159,127
First Horizon National Corp.	2,485,873	34,752,505
FNB Corp.	1,365,410	14,473,346
Fulton Financial Corp.	1,328,013	20,557,641
Hancock Whitney Corp.	669,387	27,043,235
Home BancShares Inc./AR	667,749	11,732,350
International Bancshares Corp.	424,410	16,140,312
PacWest Bancorp.	943,630	35,489,924
Pinnacle Financial Partners Inc.	569,298	31,140,601
Prosperity Bancshares Inc.	518,325	35,795,524
Signature Bank/New York NY	172,253	22,060,442
Sterling Bancorp./DE	828,682	15,438,346
Synovus Financial Corp.	1,241,321	42,651,790
TCF Financial Corp.	1,281,066	26,505,256
Texas Capital Bancshares Inc.(a)(b)	392,691	21,437,002
Trustmark Corp.	507,999	17,084,006
Umpqua Holdings Corp.	1,721,313	28,401,664
United Bankshares Inc./WV	797,578	28,904,227
Valley National Bancorp.	2,593,847	24,849,054
Webster Financial Corp.	720,902	36,528,104
Wintrust Financial Corp.	441,401	29,719,529

		733,532,351

Biotechnology — 1.1%
Exelixis Inc.(a)	1,148,779	27,340,940
United Therapeutics Corp.(a)	341,531	40,085,494

		67,426,434

Building Products — 0.5%
Resideo Technologies Inc.(a)(b)	961,107	18,539,754
Trex Co. Inc.(a)	160,701	9,886,325

		28,426,079

Security	Shares	Value

Capital Markets — 2.4%
Eaton Vance Corp., NVS	351,350	$14,162,919
Evercore Inc., Class A	175,682	15,987,062
Federated Investors Inc., Class B	387,749	11,364,923
Interactive Brokers Group Inc., Class A(b)	187,577	9,731,495
Janus Henderson Group PLC	1,288,785	32,193,849
Legg Mason Inc.	668,483	18,296,380
SEI Investments Co.	454,001	23,721,552
Stifel Financial Corp.	561,479	29,623,632

		155,081,812

Chemicals — 2.7%
Ashland Global Holdings Inc.	489,137	38,216,274
Cabot Corp.	204,110	8,497,099
Ingevity Corp.(a)(b)	139,996	14,784,978
Minerals Technologies Inc.	274,529	16,139,560
NewMarket Corp.	23,198	10,057,725
Olin Corp.	1,288,013	29,804,621
PolyOne Corp.	607,837	17,815,702
Scotts Miracle-Gro Co. (The)	110,852	8,710,750
Sensient Technologies Corp.	174,738	11,845,489
Valvoline Inc.	852,991	15,831,513

		171,703,711

Commercial Services & Supplies — 2.0%
Brink’s Co. (The)	182,528	13,764,436
Clean Harbors Inc.(a)(b)	166,394	11,902,163
Deluxe Corp.	341,671	14,937,856
Healthcare Services Group Inc.	259,351	8,555,990
Herman Miller Inc.	459,021	16,148,359
HNI Corp.	338,935	12,299,951
Pitney Bowes Inc.	1,473,863	10,125,439
Stericycle Inc.(a)(b)	666,010	36,244,264

		123,978,458

Communications Equipment — 1.6%
ARRIS International PLC(a)(b)	1,278,491	40,413,100
InterDigital Inc.	104,613	6,902,366
Lumentum Holdings Inc.(a)(b)	285,746	16,156,079
NetScout Systems Inc.(a)(b)	545,985	15,325,799
Plantronics Inc.	107,237	4,944,698
ViaSat Inc.(a)(b)	221,556	17,170,590

		100,912,632

Construction & Engineering — 2.4%
AECOM(a)(b)	1,219,327	36,177,432
Dycom Industries Inc.(a)(b)	245,952	11,299,035
EMCOR Group Inc.	437,425	31,967,019
Granite Construction Inc.	363,784	15,697,280
KBR Inc.	582,431	11,118,608
MasTec Inc.(a)(b)	481,305	23,150,770
Valmont Industries Inc.	171,487	22,310,459

		151,720,603

Construction Materials — 0.2%
Eagle Materials Inc.	175,936	14,831,405

Consumer Finance — 0.3%
Navient Corp.	1,701,366	19,684,805

Containers & Packaging — 2.2%
AptarGroup Inc.	221,319	23,546,128
Bemis Co. Inc.	362,392	20,105,508
Greif Inc., Class A, NVS	112,339	4,633,984
Owens-Illinois Inc.	1,200,521	22,785,889

14	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Silgan Holdings Inc.	602,506	$17,852,253
Sonoco Products Co.	779,421	47,957,774

		136,881,536

Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	34,031	23,249,299
Sotheby’s(a)	136,290	5,144,947

		28,394,246

Electric Utilities — 2.0%
ALLETE Inc.	402,437	33,092,395
Hawaiian Electric Industries Inc.	433,026	17,654,470
IDACORP Inc.	169,364	16,858,493
OGE Energy Corp.	686,485	29,601,233
PNM Resources Inc.	622,213	29,455,563

		126,662,154

Electrical Equipment — 1.8%
Acuity Brands Inc.	311,614	37,396,796
EnerSys	111,130	7,241,231
Hubbell Inc.	166,499	19,643,552
nVent Electric PLC	1,259,781	33,988,892
Regal Beloit Corp.	160,051	13,103,375

		111,373,846

Electronic Equipment, Instruments & Components — 4.3%
Arrow Electronics Inc.(a)	662,496	51,051,942
Avnet Inc.	846,978	36,733,436
Belden Inc.(b)	306,986	16,485,148
Cognex Corp.(b)	680,563	34,613,434
Coherent Inc.(a)(b)	190,063	26,935,728
Jabil Inc.	1,099,777	29,243,070
SYNNEX Corp.	324,045	30,910,653
Tech Data Corp.(a)	291,507	29,853,232
Vishay Intertechnology Inc.	1,033,685	19,092,162

		274,918,805

Energy Equipment & Services — 1.5%
Apergy Corp.(a)(b)	295,364	12,127,646
Core Laboratories NV	152,703	10,525,818
McDermott International Inc.(a)(b)	1,408,766	10,481,219
Oceaneering International Inc.(a)	773,177	12,193,001
Patterson-UTI Energy Inc.	1,669,497	23,406,348
Rowan Companies PLC, Class A(a)	996,787	10,755,331
Transocean Ltd.(a)	2,137,721	18,619,550

		98,108,913

Entertainment — 0.3%
Cinemark Holdings Inc.	456,594	18,259,194

Equity Real Estate Investment Trusts (REITs) — 8.1%
Alexander & Baldwin Inc.	528,324	13,440,563
Brixmor Property Group Inc.	1,190,627	21,871,818
Camden Property Trust	309,489	31,413,133
CoreCivic Inc.	481,774	9,370,504
CoreSite Realty Corp.	114,453	12,248,760
Corporate Office Properties Trust	859,365	23,460,665
Cousins Properties Inc.	1,672,723	16,158,504
Douglas Emmett Inc.	606,545	24,516,549
EPR Properties	199,228	15,320,633
First Industrial Realty Trust Inc.	345,217	12,206,873
GEO Group Inc. (The)	545,653	10,476,538
Healthcare Realty Trust Inc.	400,416	12,857,358
Highwoods Properties Inc.	419,724	19,634,689
Hospitality Properties Trust	1,284,529	33,795,958

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
JBG SMITH Properties	258,933	$10,706,880
Kilroy Realty Corp.	787,846	59,844,782
Lamar Advertising Co., Class A	272,945	21,633,621
Liberty Property Trust	520,219	25,189,004
Mack-Cali Realty Corp.	245,800	5,456,760
Pebblebrook Hotel Trust	539,084	16,743,949
PotlatchDeltic Corp.	530,641	20,052,923
Rayonier Inc.	413,920	13,046,758
Sabra Health Care REIT Inc.	1,393,241	27,126,402
Senior Housing Properties Trust	1,858,001	21,887,252
Tanger Factory Outlet Centers Inc.	426,229	8,942,284
Taubman Centers Inc.	195,360	10,330,637
Urban Edge Properties	447,980	8,511,620
Weingarten Realty Investors	382,198	11,225,155

		517,470,572

Food & Staples Retailing — 0.9%
Casey’s General Stores Inc.	285,946	36,821,267
Sprouts Farmers Market Inc.(a)(b)	970,247	20,899,120

		57,720,387

Food Products — 2.0%
Flowers Foods Inc.	717,031	15,287,101
Hain Celestial Group Inc. (The)(a)(b)	697,968	16,137,020
Ingredion Inc.	520,084	49,246,754
Sanderson Farms Inc.	151,980	20,037,043
TreeHouse Foods Inc.(a)	437,406	28,234,557

		128,942,475

Gas Utilities — 1.6%
New Jersey Resources Corp.	693,437	34,526,228
ONE Gas Inc.	196,679	17,510,332
Southwest Gas Holdings Inc.	414,631	34,107,546
Spire Inc.	221,469	18,224,684

		104,368,790

Health Care Equipment & Supplies — 0.3%
Cantel Medical Corp.(b)	149,933	10,029,019
Inogen Inc.(a)(b)	61,571	5,872,026

		15,901,045

Health Care Providers & Services — 1.2%
Acadia Healthcare Co. Inc.(a)(b)	691,483	20,267,367
Covetrus Inc.(a)(b)	410,932	13,088,184
MEDNAX Inc.(a)	687,298	18,673,887
Patterson Companies Inc.	645,676	14,108,020
Tenet Healthcare Corp.(a)	358,000	10,324,720

		76,462,178

Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)(b)	1,340,274	12,786,214
Medidata Solutions Inc.(a)(b)	194,869	14,272,205

		27,058,419

Hotels, Restaurants & Leisure — 2.9%
Boyd Gaming Corp.	622,707	17,037,263
Caesars Entertainment Corp.(a)(b)	4,554,213	39,576,111
Cheesecake Factory Inc. (The)	162,344	7,941,868
Cracker Barrel Old Country Store Inc.	84,534	13,661,540
Dunkin’ Brands Group Inc.	264,108	19,834,511
International Speedway Corp., Class A	96,720	4,219,894
Jack in the Box Inc.	74,911	6,072,286
Marriott Vacations Worldwide Corp.	307,245	28,727,407
Papa John’s International Inc.(b)	86,479	4,579,063
Penn National Gaming Inc.(a)(b)	349,332	7,021,573

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (continued) March 31, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.	295,201	$14,568,169
Texas Roadhouse Inc.	181,857	11,309,687
Wyndham Destinations Inc.	258,634	10,472,091

		185,021,463

Household Durables — 1.8%
KB Home	659,419	15,938,157
NVR Inc.(a)	10,624	29,396,608
Tempur Sealy International Inc.(a)(b)	157,870	9,104,363
Toll Brothers Inc.	1,048,003	37,937,709
TRI Pointe Group Inc.(a)(b)	1,104,418	13,959,843
Tupperware Brands Corp.	251,893	6,443,423

		112,780,103

Household Products — 0.2%
Energizer Holdings Inc.	242,820	10,909,903

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	161,227	19,769,655

Insurance — 7.3%
Alleghany Corp.(a)	112,896	69,137,510
American Financial Group Inc./OH	524,223	50,435,495
CNO Financial Group Inc.	1,256,406	20,328,649
First American Financial Corp.	869,216	44,764,624
Genworth Financial Inc., Class A(a)(b)	2,151,545	8,240,417
Hanover Insurance Group Inc. (The)	183,966	21,003,398
Kemper Corp.	267,677	20,380,927
Mercury General Corp.	113,907	5,703,324
Old Republic International Corp.	2,220,194	46,446,459
Reinsurance Group of America Inc.	490,162	69,593,201
RenaissanceRe Holdings Ltd.	329,252	47,247,662
WR Berkley Corp.	746,295	63,226,112

		466,507,778

Interactive Media & Services — 0.1%
Cars.com Inc.(a)(b)	246,453	5,619,128

IT Services — 1.4%
CACI International Inc., Class A(a)(b)	194,216	35,351,196
Perspecta Inc.	1,099,098	22,223,762
Science Applications International Corp.	397,561	30,592,319

		88,167,277

Leisure Products — 1.1%
Brunswick Corp./DE	679,814	34,215,039
Polaris Industries Inc.	447,621	37,792,641

		72,007,680

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International Inc.(a)(b)	165,815	24,084,629
Syneos Health Inc.(a)(b)	200,228	10,363,801

		34,448,430

Machinery — 4.6%
AGCO Corp.	502,042	34,917,021
Colfax Corp.(a)(b)	742,939	22,050,429
Crane Co.	162,953	13,789,083
Donaldson Co. Inc.	348,876	17,464,733
Graco Inc.	529,513	26,221,484
Lincoln Electric Holdings Inc.	232,393	19,490,801
Nordson Corp.	229,716	30,441,964
Oshkosh Corp.	547,167	41,108,657
Terex Corp.	484,631	15,571,194
Timken Co. (The)	532,911	23,245,578

Security	Shares	Value

Machinery (continued)
Toro Co. (The)	323,521	$22,271,186
Trinity Industries Inc.	1,042,065	22,644,072

		289,216,202

Marine — 0.3%
Kirby Corp.(a)(b)	230,999	17,350,335

Media — 1.1%
AMC Networks Inc., Class A(a)(b)	177,793	10,091,531
Cable One Inc.	14,698	14,424,323
John Wiley & Sons Inc., Class A	126,724	5,603,735
Meredith Corp.	311,567	17,217,192
TEGNA Inc.	1,686,409	23,778,367

		71,115,148

Metals & Mining — 3.3%
Carpenter Technology Corp.	370,242	16,975,596
Commercial Metals Co.	919,399	15,703,335
Compass Minerals International Inc.	264,026	14,355,094
Reliance Steel & Aluminum Co.	523,267	47,230,079
Royal Gold Inc.	184,327	16,760,854
Steel Dynamics Inc.	1,791,305	63,179,327
U.S. Steel Corp.	1,353,251	26,374,862
Worthington Industries Inc.	307,127	11,461,980

		212,041,127

Multi-Utilities — 0.8%
MDU Resources Group Inc.	1,531,761	39,565,387
NorthWestern Corp.	164,810	11,604,272

		51,169,659

Multiline Retail — 0.2%
Dillard’s Inc., Class A(b)	144,004	10,371,168

Oil, Gas & Consumable Fuels — 2.9%
Chesapeake Energy Corp.(a)	4,165,215	12,912,167
EQT Corp.	1,986,993	41,210,235
Matador Resources Co.(a)	290,277	5,611,054
Oasis Petroleum Inc.(a)	2,114,504	12,771,604
PBF Energy Inc., Class A	504,289	15,703,559
Range Resources Corp.	1,618,189	18,188,444
SM Energy Co.	804,967	14,078,873
Southwestern Energy Co.(a)(b)	2,286,664	10,724,454
World Fuel Services Corp.	523,477	15,123,251
WPX Energy Inc.(a)(b)	3,087,370	40,475,421

		186,799,062

Paper & Forest Products — 0.6%
Domtar Corp.	491,708	24,413,302
Louisiana-Pacific Corp.	603,707	14,718,377

		39,131,679

Personal Products — 0.5%
Edgewell Personal Care Co.(a)	215,087	9,440,168
Nu Skin Enterprises Inc., Class A	432,672	20,707,682

		30,147,850

Pharmaceuticals — 0.5%
Catalent Inc.(a)(b)	489,551	19,870,875
Prestige Consumer Healthcare Inc.(a)(b)	403,793	12,077,449

		31,948,324

Professional Services — 0.6%
ManpowerGroup Inc.	471,678	39,003,054

Real Estate Management & Development — 1.0%
Jones Lang LaSalle Inc.	355,962	54,882,221

16	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Realogy Holdings Corp.(b)	887,764	$10,120,510

		65,002,731

Road & Rail — 2.2%
Avis Budget Group Inc.(a)(b)	496,024	17,291,397
Genesee & Wyoming Inc., Class A(a)(b)	219,356	19,114,682
Knight-Swift Transportation Holdings Inc.	973,044	31,799,078
Landstar System Inc.	112,976	12,358,445
Old Dominion Freight Line Inc.	167,407	24,171,897
Ryder System Inc.	415,043	25,728,515
Werner Enterprises Inc.	340,684	11,634,358

		142,098,372

Semiconductors & Semiconductor Equipment — 2.3%
Cirrus Logic Inc.(a)	460,948	19,392,082
First Solar Inc.(a)(b)	589,955	31,173,222
MKS Instruments Inc.	423,364	39,394,020
Synaptics Inc.(a)(b)	118,356	4,704,651
Teradyne Inc.	515,820	20,550,269
Universal Display Corp.(b)	112,342	17,171,475
Versum Materials Inc.	263,464	13,254,874

		145,640,593

Software — 1.4%
Blackbaud Inc.(b)	143,842	11,468,523
CDK Global Inc.	574,766	33,807,736
LogMeIn Inc.	397,126	31,809,792
Manhattan Associates Inc.(a)(b)	157,088	8,657,120

		85,743,171

Specialty Retail — 2.5%
Aaron’s Inc.	247,082	12,996,513
American Eagle Outfitters Inc.	1,309,404	29,029,487
AutoNation Inc.(a)(b)	449,284	16,048,424
Bed Bath & Beyond Inc.	1,072,414	18,220,314
Dick’s Sporting Goods Inc.	576,522	21,221,775
Michaels Companies Inc. (The)(a)(b)	701,828	8,014,876
Murphy USA Inc.(a)(b)	233,884	20,025,148
Sally Beauty Holdings Inc.(a)(b)	349,168	6,428,183
Signet Jewelers Ltd.	405,585	11,015,688
Williams-Sonoma Inc.	300,714	16,921,177

		159,921,585

Technology Hardware, Storage & Peripherals — 0.4%
NCR Corp.(a)(b)	929,271	25,359,806

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	173,895	17,526,877
Skechers U.S.A. Inc., Class A(a)(b)	1,042,515	35,038,929

		52,565,806

Thrifts & Mortgage Finance — 1.0%
New York Community Bancorp. Inc.	3,645,178	42,174,709
Washington Federal Inc.	633,827	18,311,262

		60,485,971

Trading Companies & Distributors — 1.1%
GATX Corp.	160,333	12,244,631
MSC Industrial Direct Co. Inc., Class A	165,383	13,678,828
NOW Inc.(a)(b)	464,116	6,479,060
Watsco Inc.	251,044	35,952,011

		68,354,530

Water Utilities — 0.4%
Aqua America Inc.	751,495	27,384,478

Security	Shares	Value

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems Inc.	732,703	$22,515,963

Total Common Stocks — 99.8% (Cost: $5,919,599,830)		6,344,904,260

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	286,662,983	286,777,648
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	8,018,310	8,018,310

		294,795,958

Total Short-Term Investments — 4.7% (Cost: $294,711,504)		294,795,958

Total Investments in Securities — 104.5% (Cost: $6,214,311,334)		6,639,700,218

Other Assets, Less Liabilities — (4.5)%		(284,015,569)

Net Assets — 100.0%		$6,355,684,649

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

SCHEDULES OF INVESTMENTS	17

Schedule of Investments March 31, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 3.1%
AAR Corp.	235,312	$7,649,993
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,088,654	38,679,877
Aerovironment Inc.(a)(b)	321,464	21,991,352
Axon Enterprise Inc.(a)(b)	888,029	48,317,658
Cubic Corp.(b)	230,208	12,946,898
Mercury Systems Inc.(a)(b)	438,896	28,124,456
National Presto Industries Inc.(b)	76,677	8,323,288
Triumph Group Inc.	311,960	5,945,957

		171,979,479

Air Freight & Logistics — 0.5%
Forward Air Corp.	278,647	18,036,820
Hub Group Inc., Class A(a)(b)	226,908	9,269,192

		27,306,012

Airlines — 0.6%
Allegiant Travel Co.	194,153	25,136,989
Hawaiian Holdings Inc.	328,921	8,634,176

		33,771,165

Auto Components — 1.8%
Dorman Products Inc.(a)(b)	438,295	38,609,407
Fox Factory Holding Corp.(a)(b)	573,432	40,077,163
Gentherm Inc.(a)(b)	350,569	12,921,973
Standard Motor Products Inc.	152,794	7,502,185

		99,110,728

Banks — 7.7%
Brookline Bancorp. Inc.	635,056	9,144,806
Central Pacific Financial Corp.	225,507	6,503,622
City Holding Co.	250,699	19,100,757
Community Bank System Inc.	774,650	46,300,830
CVB Financial Corp.	727,025	15,303,876
Fidelity Southern Corp.	140,863	3,858,238
First BanCorp./Puerto Rico	1,672,429	19,166,036
First Midwest Bancorp. Inc.	882,973	18,065,628
Glacier Bancorp. Inc.	1,275,867	51,123,991
Great Western Bancorp. Inc.	394,720	12,469,205
Heritage Financial Corp./WA	278,834	8,404,057
Independent Bank Corp./Rockland MA	518,295	41,987,078
LegacyTexas Financial Group Inc.	681,777	25,491,642
National Bank Holdings Corp., Class A	233,541	7,767,574
OFG Bancorp.	302,308	5,982,675
Old National Bancorp./IN	2,274,443	37,300,865
Preferred Bank/Los Angeles CA	93,629	4,210,496
S&T Bancorp. Inc.	288,640	11,409,939
Seacoast Banking Corp. of Florida(a)(b)	774,665	20,412,423
ServisFirst Bancshares Inc.	299,144	10,099,101
Tompkins Financial Corp.	88,360	6,721,545
Triumph Bancorp. Inc.(a)(b)	371,494	10,918,209
Veritex Holdings Inc.	452,059	10,948,869
Westamerica Bancorp.	405,892	25,084,126

		427,775,588

Beverages — 0.2%
MGP Ingredients Inc.(b)	120,622	9,305,987

Biotechnology — 3.4%
Acorda Therapeutics Inc.(a)(b)	271,941	3,614,096
Cytokinetics Inc.(a)(b)	452,473	3,660,507
Eagle Pharmaceuticals Inc./DE(a)(b)	155,702	7,861,394
Emergent BioSolutions Inc.(a)(b)	414,876	20,959,535

Security	Shares	Value

Biotechnology (continued)
Enanta Pharmaceuticals Inc.(a)(b)	237,718	$22,706,823
Momenta Pharmaceuticals Inc.(a)(b)	981,422	14,260,062
Myriad Genetics Inc.(a)(b)	586,205	19,462,006
Progenics Pharmaceuticals Inc.(a)(b)	1,281,285	5,945,162
REGENXBIO Inc.(a)(b)	461,789	26,465,128
Repligen Corp.(a)(b)	590,063	34,860,922
Spectrum Pharmaceuticals Inc.(a)(b)	1,592,495	17,023,772
Vanda Pharmaceuticals Inc.(a)(b)	794,651	14,621,578

		191,440,985

Building Products — 1.0%
AAON Inc.(b)	398,101	18,384,304
Gibraltar Industries Inc.(a)	300,338	12,196,726
Insteel Industries Inc.	150,638	3,151,347
PGT Innovations Inc.(a)	477,447	6,612,641
Simpson Manufacturing Co. Inc.	298,369	17,684,331

		58,029,349

Capital Markets — 0.9%
Blucora Inc.(a)	727,629	24,288,256
Greenhill & Co. Inc.	159,689	3,434,910
Virtus Investment Partners Inc.	56,369	5,498,796
Waddell & Reed Financial Inc., Class A	580,503	10,036,897
WisdomTree Investments Inc.	1,139,470	8,044,658

		51,303,517

Chemicals — 2.0%
Balchem Corp.(b)	267,757	24,847,850
Ferro Corp.(a)(b)	439,897	8,327,250
FutureFuel Corp.	202,336	2,711,302
Hawkins Inc.	145,368	5,353,903
Innospec Inc.	368,834	30,742,314
Quaker Chemical Corp.	201,338	40,334,042

		112,316,661

Commercial Services & Supplies — 2.2%
Brady Corp., Class A, NVS	504,129	23,396,627
Mobile Mini Inc.	674,509	22,892,836
Tetra Tech Inc.	408,221	24,325,889
U.S. Ecology Inc.	334,131	18,704,653
UniFirst Corp./MA	233,287	35,809,555

		125,129,560

Communications Equipment — 1.1%
CalAmp Corp.(a)(b)	319,538	4,019,788
Extreme Networks Inc.(a)	875,683	6,558,866
Harmonic Inc.(a)(b)	1,342,673	7,277,287
Viavi Solutions Inc.(a)(b)	3,441,621	42,607,268

		60,463,209

Construction & Engineering — 0.3%
Comfort Systems USA Inc.	306,106	16,036,893

Consumer Finance — 1.1%
FirstCash Inc.	657,618	56,883,957
World Acceptance Corp.(a)(b)	54,453	6,378,080

		63,262,037

Diversified Consumer Services — 1.4%
American Public Education Inc.(a)(b)	248,991	7,499,609
Career Education Corp.(a)	1,056,378	17,451,364
Regis Corp.(a)	456,528	8,979,906
Strategic Education Inc.	328,258	43,103,558

		77,034,437

18	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 1.7%
ATN International Inc.	163,895	$9,242,039
Cogent Communications Holdings Inc.	421,866	22,886,230
Consolidated Communications Holdings Inc.	590,704	6,444,581
Iridium Communications Inc.(a)(b)	1,474,005	38,972,692
Vonage Holdings Corp.(a)(b)	1,565,926	15,721,897

		93,267,439

Electric Utilities — 0.3%
El Paso Electric Co	325,936	19,171,556

Electrical Equipment — 0.3%
AZZ Inc	280,420	11,477,591
Vicor Corp.(a)(b)	244,623	7,588,205

		19,065,796

Electronic Equipment, Instruments & Components — 2.5%
Arlo Technologies Inc.(a)	462,514	1,910,183
Badger Meter Inc.	233,897	13,014,029
Control4 Corp.(a)(b)	218,074	3,691,993
CTS Corp.(b)	494,212	14,515,006
ePlus Inc.(a)(b)	104,981	9,295,018
Fabrinet(a)	339,306	17,766,062
FARO Technologies Inc.(a)(b)	135,260	5,939,266
KEMET Corp.(b)	872,300	14,802,931
Knowles Corp.(a)(b)	710,828	12,531,898
MTS Systems Corp.	120,721	6,574,466
OSI Systems Inc.(a)(b)	108,958	9,544,721
Park Electrochemical Corp.	154,783	2,430,093
Rogers Corp.(a)(b)	186,487	29,629,054

		141,644,720

Energy Equipment & Services — 1.3%
Archrock Inc.	1,973,624	19,302,043
Era Group Inc.(a)(b)	153,638	1,772,982
KLX Energy Services Holdings Inc.(a)(b)	338,621	8,512,932
Nabors Industries Ltd.	2,404,914	8,272,904
Noble Corp. PLC(a)(b)	1,596,241	4,581,212
Pioneer Energy Services Corp.(a)(b)	1,187,278	2,101,482
ProPetro Holding Corp.(a)(b)	1,119,919	25,242,974
Unit Corp.(a)(b)	360,779	5,137,493

		74,924,022

Entertainment — 0.2%
Marcus Corp. (The)	323,863	12,970,713

Equity Real Estate Investment Trusts (REITs) — 7.8%
Acadia Realty Trust	702,489	19,156,875
Agree Realty Corp.	567,228	39,331,590
American Assets Trust Inc.	320,047	14,677,356
Armada Hoffler Properties Inc.	759,812	11,845,469
CareTrust REIT Inc.	1,341,153	31,463,449
Community Healthcare Trust Inc.	270,778	9,718,223
DiamondRock Hospitality Co.	1,916,288	20,753,399
Easterly Government Properties Inc.	919,337	16,557,259
EastGroup Properties Inc.	550,653	61,474,901
Four Corners Property Trust Inc.	1,031,735	30,539,356
Getty Realty Corp.	297,921	9,542,410
Global Net Lease Inc.	535,713	10,124,976
Innovative Industrial Properties Inc.(b)	146,945	12,003,937
LTC Properties Inc.	407,651	18,670,416
National Storage Affiliates Trust	855,892	24,401,481
NorthStar Realty Europe Corp.	584,456	10,146,156
Office Properties Income Trust	394,299	10,898,424
PS Business Parks Inc.	171,863	26,953,274

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RPT Realty	760,234	$9,130,410
Saul Centers Inc.	108,232	5,559,878
Universal Health Realty Income Trust	120,947	9,156,897
Urstadt Biddle Properties Inc., Class A	452,780	9,345,379
Washington Prime Group Inc.	2,818,011	15,921,762
Washington REIT	274,435	7,788,465

		435,161,742

Food & Staples Retailing — 0.1%
Chefs’ Warehouse Inc. (The)(a)(b)	202,315	6,281,881

Food Products — 1.1%
B&G Foods Inc.(b)	644,846	15,747,139
Calavo Growers Inc.(b)	157,521	13,208,136
Cal-Maine Foods Inc.	196,293	8,760,557
J&J Snack Foods Corp.	138,363	21,977,579
John B Sanfilippo & Son Inc.	59,399	4,269,006

		63,962,417

Gas Utilities — 0.3%
Northwest Natural Holding Co.(b)	287,884	18,893,827

Health Care Equipment & Supplies — 5.4%
AngioDynamics Inc.(a)(b)	559,479	12,789,690
Cardiovascular Systems Inc.(a)(b)	526,010	20,335,547
CONMED Corp.	390,933	32,517,807
CryoLife Inc.(a)	513,860	14,989,296
Cutera Inc.(a)	102,401	1,808,402
Heska Corp.(a)(b)	102,653	8,737,823
Integer Holdings Corp.(a)	451,579	34,058,088
Lantheus Holdings Inc.(a)(b)	382,883	9,372,976
LeMaitre Vascular Inc.	145,119	4,498,689
Meridian Bioscience Inc.	638,992	11,252,649
Merit Medical Systems Inc.(a)(b)	828,766	51,242,602
Natus Medical Inc.(a)	296,182	7,517,099
Neogen Corp.(a)(b)	786,183	45,119,042
OraSure Technologies Inc.(a)(b)	414,480	4,621,452
Orthofix Medical Inc.(a)(b)	187,970	10,603,388
Surmodics Inc.(a)	204,589	8,895,530
Tactile Systems Technology Inc.(a)(b)	257,436	13,572,026
Varex Imaging Corp.(a)(b)	344,647	11,676,640

		303,608,746

Health Care Providers & Services — 3.4%
Addus HomeCare Corp.(a)(b)	151,558	9,637,573
AMN Healthcare Services Inc.(a)(b)	707,477	33,315,092
BioTelemetry Inc.(a)(b)	507,316	31,768,128
Community Health Systems Inc.(a)(b)	752,667	2,807,448
CorVel Corp.(a)(b)	138,329	9,024,584
Ensign Group Inc. (The)	747,724	38,275,991
LHC Group Inc.(a)(b)	281,657	31,224,495
Tivity Health Inc.(a)	715,557	12,565,181
U.S. Physical Therapy Inc.	191,596	20,123,328

		188,741,820

Health Care Technology — 2.2%
Computer Programs & Systems Inc.	89,543	2,658,532
HealthStream Inc.(a)	217,820	6,112,029
HMS Holdings Corp.(a)	1,287,189	38,113,666
NextGen Healthcare Inc.(a)(b)	723,990	12,184,752
Omnicell Inc.(a)(b)	615,865	49,786,527
Tabula Rasa HealthCare Inc.(a)(b)	264,724	14,935,728

		123,791,234

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.3%
Belmond Ltd., Class A(a)(b)	1,353,748	$33,748,938
BJ’s Restaurants Inc.(b)	317,539	15,013,244
Chuy’s Holdings Inc.(a)(b)	166,375	3,788,359
Dave & Buster’s Entertainment Inc.	583,335	29,090,916
Dine Brands Global Inc.	264,677	24,162,363
El Pollo Loco Holdings Inc.(a)(b)	333,181	4,334,685
Fiesta Restaurant Group Inc.(a)(b)	177,312	2,324,560
Monarch Casino & Resort Inc.(a)(b)	96,389	4,233,405
Ruth’s Hospitality Group Inc.	425,940	10,899,805
Shake Shack Inc., Class A(a)(b)	392,360	23,208,094
Wingstop Inc.	443,477	33,717,556

		184,521,925
Household Durables — 1.2%
Cavco Industries Inc.(a)(b)	128,958	15,156,434
iRobot Corp.(a)(b)	419,598	49,382,488

		64,538,922

Household Products — 0.6%
WD-40 Co.	208,675	35,357,892

Industrial Conglomerates — 0.4%
Raven Industries Inc.	542,759	20,825,663

Insurance — 3.2%
American Equity Investment Life Holding Co.	642,084	17,349,110
AMERISAFE Inc.	165,132	9,808,841
eHealth Inc.(a)	277,203	17,280,835
HCI Group Inc.	101,755	4,347,991
Navigators Group Inc. (The)	351,082	24,530,099
RLI Corp.	591,296	42,425,488
Selective Insurance Group Inc.	568,409	35,968,921
United Fire Group Inc.	321,474	14,051,629
Universal Insurance Holdings Inc.	486,169	15,071,239

		180,834,153
Interactive Media & Services — 0.3%
Care.com Inc.(a)	391,131	7,728,748
QuinStreet Inc.(a)(b)	582,658	7,801,791

		15,530,539
Internet & Direct Marketing Retail — 0.8%
Liquidity Services Inc.(a)	402,372	3,102,288
Shutterfly Inc.(a)(b)	318,822	12,956,926
Shutterstock Inc.(b)	144,021	6,715,699
Stamps.com Inc.(a)(b)	248,697	20,246,423

		43,021,336
IT Services — 2.3%
Cardtronics PLC, Class A(a)(b)	565,634	20,125,258
CSG Systems International Inc.	213,489	9,030,585
EVERTEC Inc.	579,006	16,102,157
ExlService Holdings Inc.(a)(b)	218,578	13,119,051
NIC Inc.	468,022	7,998,496
Perficient Inc.(a)(b)	501,764	13,743,316
Travelport Worldwide Ltd.	933,993	14,691,710
Unisys Corp.(a)(b)	772,875	9,019,451
Virtusa Corp.(a)(b)	415,528	22,209,972

		126,039,996
Leisure Products — 0.4%
Callaway Golf Co.	927,105	14,768,783
Sturm Ruger & Co. Inc.	169,914	9,008,840

		23,777,623

Security	Shares	Value

Life Sciences Tools & Services — 1.5%
Cambrex Corp.(a)(b)	360,205	$13,993,964
Luminex Corp.	624,989	14,380,997
Medpace Holdings Inc.(a)(b)	393,272	23,191,250
NeoGenomics Inc.(a)(b)	1,427,483	29,206,302

		80,772,513

Machinery — 5.5%
Actuant Corp., Class A	482,091	11,748,558
Albany International Corp., Class A	437,758	31,339,095
Barnes Group Inc.	306,033	15,733,156
Chart Industries Inc.(a)(b)	219,401	19,860,178
ESCO Technologies Inc.	391,250	26,225,487
Federal Signal Corp.	509,093	13,231,327
Franklin Electric Co. Inc.	579,764	29,620,143
Harsco Corp.(a)(b)	1,200,739	24,206,898
Hillenbrand Inc.	397,205	16,495,924
John Bean Technologies Corp.(b)	247,430	22,736,343
Lindsay Corp.	73,074	7,072,832
Proto Labs Inc.(a)(b)	407,311	42,824,679
SPX Corp.(a)	656,606	22,843,323
Tennant Co.	131,199	8,146,146
Watts Water Technologies Inc., Class A	200,645	16,216,129

		308,300,218

Marine — 0.4%
Matson Inc.	646,463	23,330,850

Media — 0.4%
EW Scripps Co. (The), Class A, NVS	851,838	17,888,598
TechTarget Inc.(a)(b)	219,265	3,567,442

		21,456,040

Metals & Mining — 1.0%
AK Steel Holding Corp.(a)	2,848,407	7,833,119
Kaiser Aluminum Corp.	242,738	25,421,951
Materion Corp.	197,827	11,288,009
SunCoke Energy Inc.(a)	974,735	8,275,500

		52,818,579

Mortgage Real Estate Investment — 0.9%
ARMOUR Residential REIT Inc.	496,096	9,688,755
Granite Point Mortgage Trust Inc.	379,400	7,045,458
New York Mortgage Trust Inc.	1,303,589	7,938,857
Redwood Trust Inc.	1,458,337	23,552,143

		48,225,213

Multi-Utilities — 0.3%
Avista Corp.	466,234	18,938,425

Oil, Gas & Consumable Fuels — 1.7%
Bonanza Creek Energy Inc.(a)	149,166	3,384,577
Carrizo Oil & Gas Inc.(a)(b)	1,286,286	16,039,986
CONSOL Energy Inc.(a)	173,792	5,947,162
Denbury Resources Inc.(a)	6,950,416	14,248,353
HighPoint Resources Corp.(a)(b)	1,645,615	3,636,809
Penn Virginia Corp.(a)(b)	204,057	8,998,914
Renewable Energy Group Inc.(a)(b)	563,769	12,380,367
Whiting Petroleum Corp.(a)(b)	1,071,391	28,006,161

		92,642,329

Personal Products — 1.1%
Avon Products Inc.(a)	6,679,649	19,638,168
Inter Parfums Inc.	261,269	19,822,479
Medifast Inc.	179,179	22,854,282

		62,314,929

20	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 2.4%
Akorn Inc.(a)(b)	564,536	$1,987,167
Amphastar Pharmaceuticals Inc.(a)(b)	519,903	10,621,618
ANI Pharmaceuticals Inc.(a)	124,825	8,805,155
Corcept Therapeutics Inc.(a)(b)	1,575,897	18,501,031
Endo International PLC(a)	3,014,786	24,208,732
Innoviva Inc.(a)	1,026,167	14,397,123
Medicines Co. (The)(a)(b)	744,232	20,801,284
Phibro Animal Health Corp., Class A	145,922	4,815,426
Supernus Pharmaceuticals Inc.(a)(b)	789,775	27,673,716

		131,811,252

Professional Services — 2.2%
Exponent Inc.	777,367	44,869,623
Forrester Research Inc.	153,373	7,415,585
FTI Consulting Inc.(a)(b)	274,515	21,088,242
Heidrick & Struggles International Inc.	152,247	5,835,628
Korn Ferry	513,787	23,007,382
Navigant Consulting Inc.	312,332	6,081,104
WageWorks Inc.(a)	364,978	13,781,569

		122,079,133

Real Estate Management & Development — 0.5%
HFF Inc., Class A	248,006	11,842,286
Marcus & Millichap Inc.(a)	324,627	13,222,058

		25,064,344

Road & Rail — 0.2%
Heartland Express Inc.(b)	434,982	8,386,453

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries Inc.(a)(b)	242,211	12,033,042
Axcelis Technologies Inc.(a)	231,705	4,661,905
Brooks Automation Inc.	1,071,148	31,416,771
Cabot Microelectronics Corp.	437,078	48,935,253
CEVA Inc.(a)(b)	147,265	3,970,264
Cohu Inc.	278,957	4,114,616
Diodes Inc.(a)(b)	296,163	10,276,856
DSP Group Inc.(a)(b)	149,829	2,108,094
Kopin Corp.(a)(b)	611,768	819,769
MaxLinear Inc.(a)(b)	582,838	14,879,854
Nanometrics Inc.(a)(b)	369,286	11,403,552
Power Integrations Inc	270,306	18,905,202
Rudolph Technologies Inc.(a)	216,350	4,932,780
Semtech Corp.(a)(b)	993,393	50,573,638
SMART Global Holdings Inc.(a)(b)	136,954	2,629,517
SolarEdge Technologies Inc.(a)(b)	442,477	16,672,533

		238,333,646

Software — 3.7%
8x8 Inc.(a)	1,445,169	29,192,414
Agilysys Inc.(a)(b)	265,966	5,630,500
Alarm.com Holdings Inc.(a)(b)	318,563	20,674,739
Bottomline Technologies de Inc.(a)	565,523	28,327,047
Ebix Inc.(b)	185,913	9,178,525
LivePerson Inc.(a)(b)	568,272	16,491,254
MicroStrategy Inc., Class A(a)(b)	66,473	9,588,730
Monotype Imaging Holdings Inc.	418,155	8,317,103
OneSpan Inc.(a)(b)	318,583	6,123,165
Progress Software Corp.	464,373	20,604,230
Qualys Inc.(a)(b)	311,838	25,801,476
SPS Commerce Inc.(a)	268,089	28,433,519

		208,362,702

Security	Shares	Value

Specialty Retail — 2.8%
Asbury Automotive Group Inc.(a)(b)	137,743	$9,553,855
Ascena Retail Group Inc.(a)(b)	2,592,622	2,800,032
Children’s Place Inc. (The)	244,462	23,781,263
Designer Brand Inc.	568,795	12,638,625
Guess? Inc.	853,793	16,734,343
Monro Inc.	499,693	43,233,438
RH(a)(b)	138,095	14,216,880
Shoe Carnival Inc.(b)	152,820	5,200,465
Sleep Number Corp.(a)(b)	460,732	21,654,404
Tailored Brands Inc.	762,416	5,977,341

		155,790,646

Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.(a)(b)	1,725,973	18,571,470
Cray Inc.(a)(b)	359,965	9,377,088
Diebold Nixdorf Inc.	536,612	5,940,295

		33,888,853

Textiles, Apparel & Luxury Goods — 1.7%
Crocs Inc.(a)(b)	1,007,383	25,940,112
Movado Group Inc.	169,226	6,156,442
Oxford Industries Inc.	171,950	12,940,957
Steven Madden Ltd.	555,402	18,794,804
Wolverine World Wide Inc.	855,119	30,553,402

		94,385,717

Thrifts & Mortgage Finance — 0.6%
Axos Financial Inc.(a)(b)	398,455	11,539,257
HomeStreet Inc.(a)	202,322	5,331,184
NMI Holdings Inc., Class A(a)(b)	473,007	12,236,691
TrustCo Bank Corp. NY	741,347	5,752,853

		34,859,985

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.	321,431	19,115,501
DXP Enterprises Inc./TX(a)(b)	241,351	9,393,381
Kaman Corp.	190,554	11,135,976

		39,644,858

Water Utilities — 0.9%
American States Water Co.	377,473	26,913,825
California Water Service Group	413,587	22,449,502

		49,363,327

Total Common Stocks — 99.8% (Cost: $4,737,922,840)		5,570,969,581

Short-Term Investments

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.63%(c)(d)(e)	415,768,975	415,935,282
BlackRock Cash Funds: Treasury,
SL Agency Shares, 2.37%(c)(d)	8,492,159	8,492,159

		424,427,441

Total Short-Term Investments — 7.6% (Cost: $424,268,224)		424,427,441

Total Investments in Securities — 107.4% (Cost: $5,162,191,064)		5,995,397,022

Other Assets, Less Liabilities — (7.4)%		(415,175,920)

Net Assets — 100.0%		$5,580,221,102

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Growth ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

22	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.	286,912	$9,327,511
Cubic Corp.(a)	228,386	12,844,429
Mercury Systems Inc.(a)(b)	327,881	21,010,614
Moog Inc., Class A	548,274	47,672,424
Triumph Group Inc.(a)	480,111	9,150,916

		100,005,894

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings Inc.(a)(b)	436,609	22,074,951
Echo Global Logistics Inc.(a)(b)	469,160	11,625,785
Forward Air Corp.	176,082	11,397,788
Hub Group Inc., Class A(b)	322,790	13,185,971

		58,284,495

Airlines — 1.0%
Hawaiian Holdings Inc.	449,305	11,794,256
SkyWest Inc.	872,527	47,369,491

		59,163,747

Auto Components — 2.3%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,888,524	27,024,778
Cooper Tire & Rubber Co.	845,809	25,281,231
Cooper-Standard Holdings Inc.(a)(b)	274,077	12,870,656
Garrett Motion Inc.(a)(b)	1,253,368	18,462,111
Gentherm Inc.(a)(b)	177,925	6,558,316
LCI Industries	420,815	32,327,008
Motorcar Parts of America Inc.(a)(b)	318,016	6,000,962
Standard Motor Products Inc.	170,430	8,368,113
Superior Industries International Inc.	394,555	1,878,082

		138,771,257

Automobiles — 0.3%
Winnebago Industries Inc.	493,618	15,376,201

Banks — 9.3%
Ameris Bancorp.	673,945	23,150,011
Banc of California Inc.	722,813	10,003,732
Banner Corp.	528,389	28,622,832
Berkshire Hills Bancorp. Inc.	684,905	18,656,812
Boston Private Financial Holdings Inc.	1,285,441	14,088,433
Brookline Bancorp. Inc.	633,828	9,127,123
Central Pacific Financial Corp.	124,221	3,582,534
Columbia Banking System Inc.	1,238,290	40,479,700
Customers Bancorp. Inc.(a)(b)	485,809	8,895,163
CVB Financial Corp.	913,695	19,233,280
Eagle Bancorp. Inc.(a)(b)	535,425	26,878,335
Fidelity Southern Corp.	215,222	5,894,931
First BanCorp./Puerto Rico	1,799,651	20,624,000
First Commonwealth Financial Corp.	1,658,848	20,901,485
First Financial Bancorp.	1,656,160	39,847,210
First Midwest Bancorp. Inc.	812,885	16,631,627
Franklin Financial Network Inc.(a)	204,960	5,945,890
Great Western Bancorp. Inc.	519,910	16,423,957
Hanmi Financial Corp.	515,108	10,956,347
Heritage Financial Corp./WA	246,426	7,427,280
Hope Bancorp Inc.	2,034,677	26,613,575
National Bank Holdings Corp., Class A	177,932	5,918,018
NBT Bancorp. Inc.	739,333	26,623,381
OFG Bancorp.	397,539	7,867,297
Opus Bank	365,301	7,232,960
Pacific Premier Bancorp. Inc.	761,966	20,214,958
Preferred Bank/Los Angeles CA	129,253	5,812,507

Security	Shares	Value

Banks (continued)
S&T Bancorp. Inc.	263,139	$10,401,885
ServisFirst Bancshares Inc.	444,248	14,997,812
Simmons First National Corp., Class A	1,560,438	38,199,522
Southside Bancshares Inc.	536,443	17,826,001
Tompkins Financial Corp.	110,812	8,429,469
United Community Banks Inc./GA	1,228,383	30,623,588
Veritex Holdings Inc.	258,023	6,249,317

		574,380,972

Beverages — 0.5%
Coca-Cola Consolidated Inc.	78,577	22,616,818
MGP Ingredients Inc.(a)	80,178	6,185,733

		28,802,551

Biotechnology — 1.1%
Acorda Therapeutics Inc.(a)(b)	365,380	4,855,900
AMAG Pharmaceuticals Inc.(a)(b)	583,220	7,511,874
Anika Therapeutics Inc.(a)(b)	239,490	7,242,178
Cytokinetics Inc.(a)(b)	431,399	3,490,018
Emergent BioSolutions Inc.(a)(b)	297,408	15,025,052
Momenta Pharmaceuticals Inc.(a)(b)	562,502	8,173,154
Myriad Genetics Inc.(a)(b)	583,577	19,374,756

		65,672,932

Building Products — 2.5%
AAON Inc.(a)	240,755	11,118,066
American Woodmark Corp.(b)	254,464	21,026,360
Apogee Enterprises Inc.	459,938	17,243,076
Gibraltar Industries Inc.(a)(b)	205,639	8,351,000
Griffon Corp.	583,566	10,784,300
Insteel Industries Inc.	140,862	2,946,833
Patrick Industries Inc.(a)(b)	382,539	17,336,667
PGT Innovations Inc.(b)	448,107	6,206,282
Quanex Building Products Corp.	560,106	8,900,084
Simpson Manufacturing Co. Inc.	348,917	20,680,311
Universal Forest Products Inc.	1,030,383	30,798,148

		155,391,127

Capital Markets — 1.0%
Donnelley Financial Solutions Inc.(a)(b)	575,540	8,564,035
Greenhill & Co. Inc.	116,536	2,506,689
INTL. FCStone Inc.(b)	270,353	10,478,882
Piper Jaffray Companies	247,950	18,058,199
Virtus Investment Partners Inc.	55,984	5,461,239
Waddell & Reed Financial Inc., Class A	643,815	11,131,561
WisdomTree Investments Inc.	717,740	5,067,245

		61,267,850

Chemicals — 3.6%
A Schulman Inc.(b)(c)	467,526	202,439
AdvanSix Inc.(b)	490,876	14,024,327
American Vanguard Corp.	450,687	7,760,830
Balchem Corp.	245,917	22,821,098
Ferro Corp.(a)(b)	916,922	17,357,333
FutureFuel Corp.	216,776	2,904,798
HB Fuller Co.	859,029	41,783,171
Innophos Holdings Inc.	332,372	10,017,692
Koppers Holdings Inc.(a)(b)	346,817	9,010,306
Kraton Corp.(b)	540,617	17,397,055
Livent Corp.(b)	2,470,483	30,337,531
LSB Industries Inc.(b)	348,305	2,173,423
Rayonier Advanced Materials Inc.	830,938	11,267,519
Stepan Co.	342,880	30,008,858

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Tredegar Corp.	430,513	$6,948,480

		224,014,860

Commercial Services & Supplies — 2.7%
ABM Industries Inc.	1,117,905	40,635,847
Brady Corp., Class A, NVS	265,657	12,329,141
Interface Inc.	1,005,063	15,397,565
LSC Communications Inc.	571,162	3,729,688
Matthews International Corp., Class A	538,099	19,882,758
Multi-Color Corp.	236,984	11,823,132
RR Donnelley & Sons Co.	1,181,223	5,575,373
Team Inc.(a)(b)	507,597	8,882,947
Tetra Tech Inc.	477,071	28,428,661
Viad Corp.	340,990	19,194,327

		165,879,439

Communications Equipment — 1.7%
ADTRAN Inc.	808,690	11,079,053
Applied Optoelectronics Inc.(a)(b)	322,426	3,933,597
CalAmp Corp.(a)(b)	222,605	2,800,371
Comtech Telecommunications Corp.	404,831	9,400,176
Digi International Inc.(a)(b)	470,855	5,965,733
Extreme Networks Inc.(b)	983,121	7,363,576
Finisar Corp.(b)	1,992,270	46,160,896
NETGEAR Inc.(b)	531,039	17,588,012

		104,291,414

Construction & Engineering — 1.0%
Aegion Corp.(a)(b)	539,044	9,471,003
Arcosa Inc.	823,970	25,172,283
Comfort Systems USA Inc.	279,471	14,641,486
MYR Group Inc.(a)(b)	280,009	9,696,712
Orion Group Holdings Inc.(a)(b)	496,534	1,449,879

		60,431,363

Construction Materials — 0.2%
U.S. Concrete Inc.(a)(b)	267,799	11,092,235

Consumer Finance — 1.0%
Encore Capital Group Inc.(a)(b)	434,980	11,844,505
Enova International Inc.(b)	566,072	12,917,763
EZCORP Inc., Class A, NVS(a)(b)	881,818	8,218,544
PRA Group Inc.(a)(b)	767,452	20,575,388
World Acceptance Corp.(a)(b)	50,216	5,881,800

		59,438,000

Containers & Packaging — 0.2%
Myers Industries Inc.	599,261	10,253,356

Distributors — 0.5%
Core-Mark Holding Co. Inc.	775,399	28,790,565

Diversified Telecommunication Services — 0.8%
Cincinnati Bell Inc.(a)(b)	847,710	8,087,153
Cogent Communications Holdings Inc.	231,794	12,574,824
Consolidated Communications Holdings Inc.	537,261	5,861,518
Frontier Communications Corp.(a)(b)	1,809,273	3,600,453
Vonage Holdings Corp.(a)(b)	1,977,441	19,853,508

		49,977,456

Electric Utilities — 0.3%
El Paso Electric Co.	323,869	19,049,975

Electrical Equipment — 0.5%
AZZ Inc.	126,502	5,177,727
Encore Wire Corp.	353,615	20,233,850

Security	Shares	Value

Electrical Equipment (continued)
Powell Industries Inc.	149,423	$3,967,181

		29,378,758

Electronic Equipment, Instruments & Components — 6.1%
Anixter International Inc.(a)(b)	486,780	27,313,226
Arlo Technologies Inc.(b)	736,231	3,040,634
Badger Meter Inc.	232,277	12,923,892
Bel Fuse Inc., Class B, NVS	168,038	4,248,001
Benchmark Electronics Inc.	688,418	18,070,972
Control4 Corp.(a)(b)	203,244	3,440,921
Daktronics Inc.	676,703	5,041,437
ePlus Inc.(b)	112,281	9,941,360
Fabrinet(a)(b)	241,800	12,660,648
FARO Technologies Inc.(a)(b)	139,372	6,119,824
II-VI Inc.(a)(b)	1,005,844	37,457,630
Insight Enterprises Inc.(a)(b)	600,998	33,090,950
Itron Inc.(a)(b)	568,151	26,504,244
Knowles Corp.(a)(b)	734,446	12,948,283
Methode Electronics Inc.	625,179	17,992,652
MTS Systems Corp.	169,222	9,215,830
OSI Systems Inc.(a)(b)	162,110	14,200,836
Park Electrochemical Corp.	158,496	2,488,387
Plexus Corp.(b)	523,144	31,885,627
Rogers Corp.(b)	103,198	16,396,098
Sanmina Corp.(a)(b)	1,158,522	33,423,360
ScanSource Inc.(a)(b)	435,791	15,610,034
TTM Technologies Inc.(a)(b)	1,573,756	18,460,158

		372,475,004

Energy Equipment & Services — 3.4%
C&J Energy Services Inc.(a)(b)	1,040,229	16,144,354
CARBO Ceramics Inc.(a)(b)	365,935	1,280,772
Diamond Offshore Drilling Inc.(a)(b)	1,092,958	11,465,129
Dril-Quip Inc.(a)(b)	615,154	28,204,811
Era Group Inc.(a)(b)	185,850	2,144,709
Exterran Corp.(a)(b)	531,526	8,956,213
Geospace Technologies Corp.(a)(b)	233,153	3,017,000
Gulf Island Fabrication Inc.(b)	235,276	2,157,481
Helix Energy Solutions Group Inc.(b)	2,370,330	18,749,310
Matrix Service Co.(b)	452,479	8,859,539
Nabors Industries Ltd.	2,810,856	9,669,345
Newpark Resources Inc.(a)(b)	1,527,031	13,987,604
Noble Corp. PLC(a)(b)	2,411,350	6,920,574
Oil States International Inc.(a)(b)	1,024,084	17,368,465
SEACOR Holdings Inc.(a)(b)	291,217	12,312,655
Superior Energy Services Inc.(a)(b)	2,634,276	12,302,069
TETRA Technologies Inc.(a)(b)	2,107,063	4,930,527
U.S. Silica Holdings Inc.(a)	1,236,628	21,467,862
Unit Corp.(a)(b)	510,757	7,273,180

		207,211,599

Equity Real Estate Investment Trusts (REITs) — 6.8%
Acadia Realty Trust	592,334	16,152,948
American Assets Trust Inc.	282,042	12,934,446
CBL & Associates Properties Inc.	2,959,828	4,587,733
Cedar Realty Trust Inc.	1,463,386	4,975,512
Chatham Lodging Trust	784,546	15,094,665
Chesapeake Lodging Trust	1,027,710	28,580,615
DiamondRock Hospitality Co.	1,259,248	13,637,656
Franklin Street Properties Corp.	1,821,303	13,095,169
Getty Realty Corp.	242,199	7,757,634
Global Net Lease Inc.	822,878	15,552,394

24	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust	608,206	$10,424,651
Independence Realty Trust Inc.	1,513,206	16,327,493
iStar Inc.	1,150,806	9,689,787
Kite Realty Group Trust	1,413,888	22,608,069
Lexington Realty Trust	3,539,941	32,071,865
LTC Properties Inc.	214,735	9,834,863
NorthStar Realty Europe Corp.	187,977	3,263,281
Office Properties Income Trust	373,018	10,310,218
Pennsylvania REIT	1,099,176	6,913,817
PS Business Parks Inc.	145,551	22,826,763
Retail Opportunity Investments Corp.	1,929,260	33,453,368
RPT Realty	505,952	6,076,484
Saul Centers Inc.	75,078	3,856,757
Summit Hotel Properties Inc.	1,775,410	20,257,428
Universal Health Realty Income Trust	78,517	5,944,522
Washington REIT	743,267	21,093,917
Whitestone REIT	671,227	8,068,149
Xenia Hotels & Resorts Inc.	1,893,914	41,495,656

		416,885,860

Food & Staples Retailing — 0.7%
Andersons Inc. (The)	446,508	14,390,953
Chefs’ Warehouse Inc. (The)(a)(b)	162,195	5,036,155
SpartanNash Co.	609,208	9,668,131
United Natural Foods Inc.(a)(b)	865,997	11,448,480

		40,543,719

Food Products — 1.9%
B&G Foods Inc.(a)	390,315	9,531,492
Calavo Growers Inc.	86,972	7,292,602
Cal-Maine Foods Inc.(a)	292,560	13,056,953
Darling Ingredients Inc.(b)	2,770,715	59,985,980
Dean Foods Co.	1,527,989	4,629,807
J&J Snack Foods Corp.	98,849	15,701,175
John B Sanfilippo & Son Inc.	82,477	5,927,622
Seneca Foods Corp., Class A(b)	109,950	2,704,770

		118,830,401

Gas Utilities — 1.0%
Northwest Natural Holding Co.(a)	166,148	10,904,293
South Jersey Industries Inc.	1,553,643	49,825,331

		60,729,624

Health Care Equipment & Supplies — 0.7%
Cutera Inc.(a)(b)	126,309	2,230,617
Invacare Corp.	553,999	4,636,972
Lantheus Holdings Inc.(a)(b)	219,164	5,365,135
LeMaitre Vascular Inc.	108,748	3,371,188
Natus Medical Inc.(a)(b)	238,569	6,054,881
OraSure Technologies Inc.(b)	577,441	6,438,467
Orthofix Medical Inc.(a)(b)	113,515	6,403,381
Varex Imaging Corp.(a)(b)	257,479	8,723,388

		43,224,029

Health Care Providers & Services — 1.6%
Community Health Systems Inc.(a)(b)	1,108,859	4,136,044
Cross Country Healthcare Inc.(b)	604,517	4,249,755
Diplomat Pharmacy Inc.(b)	949,247	5,515,125
LHC Group Inc.(a)(b)	177,777	19,708,358
Magellan Health Inc.(b)	373,932	24,649,597
Owens & Minor Inc.(a)	1,067,395	4,376,320
Providence Service Corp. (The)(a)(b)	186,852	12,448,080

Security	Shares	Value

Health Care Providers & Services (continued)
Select Medical Holdings Corp.(a)(b)	1,829,389	$25,776,091

		100,859,370

Health Care Technology — 0.1%
Computer Programs & Systems Inc.	106,725	3,168,665
HealthStream Inc.(b)	183,867	5,159,308

		8,327,973

Hotels, Restaurants & Leisure — 0.3%
Chuy’s Holdings Inc.(a)(b)	101,694	2,315,572
Fiesta Restaurant Group Inc.(a)(b)	204,933	2,686,672
Monarch Casino & Resort Inc.(a)(b)	93,131	4,090,314
Red Robin Gourmet Burgers Inc.(a)(b)	218,193	6,286,140

		15,378,698

Household Durables — 3.1%
Ethan Allen Interiors Inc.	417,054	7,978,243
Installed Building Products Inc.(a)(b)	354,267	17,181,949
La-Z-Boy Inc.	787,539	25,980,912
LGI Homes Inc.(a)(b)	314,874	18,968,010
M/I Homes Inc.(b)	467,571	12,446,740
MDC Holdings Inc.	828,306	24,070,572
Meritage Homes Corp.(b)	605,576	27,075,303
TopBuild Corp.(a)(b)	588,691	38,158,951
Universal Electronics Inc.(a)(b)	232,983	8,655,318
William Lyon Homes, Class A(a)(b)	555,813	8,542,846

		189,058,844

Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	172,218	4,401,892
Central Garden & Pet Co., Class A, NVS(b)	693,100	16,114,575

		20,516,467

Insurance — 3.5%
Ambac Financial Group Inc.(a)(b)	764,097	13,845,438
American Equity Investment Life Holding Co.	815,415	22,032,514
AMERISAFE Inc.	105,578	6,271,333
Employers Holdings Inc.	533,719	21,407,469
Horace Mann Educators Corp.	691,062	24,332,293
James River Group Holdings Ltd.	508,341	20,374,307
ProAssurance Corp.	906,790	31,384,002
Safety Insurance Group Inc.	244,843	21,335,619
Selective Insurance Group Inc.	344,672	21,810,844
Stewart Information Services Corp.	394,075	16,823,062
Third Point Reinsurance Ltd.(b)	1,252,106	12,996,860
United Insurance Holdings Corp.	360,788	5,736,529

		218,350,270

Internet & Direct Marketing Retail — 0.4%
PetMed Express Inc.(a)	348,447	7,937,623
Shutterfly Inc.(a)(b)	217,718	8,848,059
Shutterstock Inc.	153,318	7,149,218

		23,934,900

IT Services — 2.0%
CSG Systems International Inc.	316,446	13,385,666
EVERTEC Inc.	363,541	10,110,075
ExlService Holdings Inc.(a)(b)	336,330	20,186,527
ManTech International Corp./VA, Class A	448,767	24,242,394
NIC Inc.	608,459	10,398,564
Sykes Enterprises Inc.(b)	673,297	19,040,839
Travelport Worldwide Ltd.	1,176,770	18,510,592
TTEC Holdings Inc.	233,823	8,471,407

		124,346,064

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.4%
Callaway Golf Co.	464,790	$7,404,104
Nautilus Inc.(b)	510,593	2,838,897
Sturm Ruger & Co. Inc.	104,395	5,535,023
Vista Outdoor Inc.(a)(b)	974,282	7,803,999

		23,582,023

Life Sciences Tools & Services — 0.1%
Cambrex Corp.(a)(b)	163,645	6,357,608

Machinery — 5.6%
Actuant Corp., Class A(a)	497,110	12,114,571
Alamo Group Inc.	162,445	16,234,753
Astec Industries Inc.	384,394	14,514,717
Barnes Group Inc.	454,623	23,372,168
Briggs & Stratton Corp.	716,657	8,478,052
Chart Industries Inc.(a)(b)	288,277	26,094,834
CIRCOR International Inc.(a)(b)	336,111	10,957,219
EnPro Industries Inc.	350,691	22,602,035
Federal Signal Corp.	449,306	11,677,463
Greenbrier Companies Inc. (The)	548,354	17,673,449
Hillenbrand Inc.	612,675	25,444,393
John Bean Technologies Corp.(a)	255,972	23,521,267
Lindsay Corp.	100,077	9,686,453
Lydall Inc.(b)	299,237	7,020,100
Mueller Industries Inc.	957,928	30,021,464
SPX FLOW Inc.(a)(b)	718,413	22,917,375
Standex International Corp.	214,130	15,717,142
Tennant Co.	159,567	9,907,515
Titan International Inc.	841,718	5,025,057
Wabash National Corp.(a)	931,302	12,619,142
Watts Water Technologies Inc., Class A	242,489	19,597,961

		345,197,130

Media — 0.8%
Gannett Co. Inc.	1,940,413	20,451,953
New Media Investment Group Inc.	921,153	9,672,106
Scholastic Corp., NVS	469,641	18,672,926
TechTarget Inc.(a)(b)	132,717	2,159,306

		50,956,291

Metals & Mining — 0.6%
AK Steel Holding Corp.(a)(b)	2,118,853	5,826,846
Century Aluminum Co.(a)(b)	827,338	7,346,761
Haynes International Inc.	210,585	6,913,506
Materion Corp.	119,273	6,805,717
Olympic Steel Inc.	156,621	2,485,575
TimkenSteel Corp.(b)	662,164	7,191,101

		36,569,506

Mortgage Real Estate Investment — 2.1%
Apollo Commercial Real Estate Finance Inc.	1,909,731	34,757,104
ARMOUR Residential REIT Inc.	434,129	8,478,539
Capstead Mortgage Corp.	1,446,240	12,423,202
Granite Point Mortgage Trust Inc.	438,207	8,137,504
Invesco Mortgage Capital Inc.	2,161,715	34,155,097
New York Mortgage Trust Inc.	1,688,993	10,285,968
PennyMac Mortgage Investment Trust(d)	1,145,998	23,733,618

		131,971,032

Multi-Utilities — 0.4%
Avista Corp.	588,702	23,913,075

Multiline Retail — 0.5%
Big Lots Inc.	676,822	25,732,772

Security	Shares	Value

Multiline Retail (continued)
JC Penney Co. Inc.(a)(b)	5,323,506	$7,932,024

		33,664,796

Oil, Gas & Consumable Fuels — 2.4%
Bonanza Creek Energy Inc.(b)	153,813	3,490,017
CONSOL Energy Inc.(b)	269,430	9,219,895
Green Plains Inc.	651,794	10,871,924
Gulfport Energy Corp.(a)(b)	2,512,581	20,150,900
Laredo Petroleum Inc.(a)(b)	2,569,841	7,940,809
Par Pacific Holdings Inc.(a)(b)	505,993	9,011,735
PDC Energy Inc.(a)(b)	1,117,735	45,469,460
REX American Resources Corp.(a)(b)	96,046	7,742,268
Ring Energy Inc.(a)(b)	1,013,706	5,950,454
SRC Energy Inc.(a)(b)	4,111,735	21,052,083
Whiting Petroleum Corp.(a)(b)	337,608	8,825,073

		149,724,618

Paper & Forest Products — 1.3%
Boise Cascade Co.	653,103	17,477,036
Clearwater Paper Corp.(a)(b)	276,391	5,384,097
Mercer International Inc.	728,036	9,835,766
Neenah Inc.	285,497	18,374,587
PH Glatfelter Co.	741,781	10,473,948
Schweitzer-Mauduit International Inc.	520,900	20,169,248

		81,714,682

Pharmaceuticals — 0.4%
Akorn Inc.(b)	968,018	3,407,423
Assertio Therapeutics Inc.(a)(b)	1,070,562	5,427,749
Lannett Co. Inc.(a)(b)	580,924	4,571,872
Medicines Co. (The)(a)(b)	277,104	7,745,057
Phibro Animal Health Corp., Class A	183,606	6,058,998

		27,211,099

Professional Services — 1.6%
FTI Consulting Inc.(a)(b)	332,516	25,543,879
Heidrick & Struggles International Inc.	149,698	5,737,924
Kelly Services Inc., Class A, NVS	528,939	11,668,394
Korn Ferry	383,334	17,165,697
Navigant Consulting Inc.	338,553	6,591,627
Resources Connection Inc.	501,204	8,289,914
TrueBlue Inc.(b)	675,651	15,972,390
WageWorks Inc.(a)(b)	261,825	9,886,512

		100,856,337

Real Estate Management & Development — 0.5%
HFF Inc., Class A	386,126	18,437,517
RE/MAX Holdings Inc., Class A	300,956	11,598,844

		30,036,361

Road & Rail — 0.9%
ArcBest Corp.(a)	433,337	13,342,446
Heartland Express Inc.(a)	319,389	6,157,820
Marten Transport Ltd.(a)	656,584	11,706,893
Saia Inc.(a)(b)	436,803	26,688,663

		57,895,822

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Energy Industries Inc.(a)(b)	373,922	18,576,445
Axcelis Technologies Inc.(b)	294,463	5,924,595
CEVA Inc.(b)	205,708	5,545,888
Cohu Inc.	375,301	5,535,690
Diodes Inc.(a)(b)	359,185	12,463,719
DSP Group Inc.(b)	165,497	2,328,543
FormFactor Inc.(b)	1,262,131	20,307,688

26	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ichor Holdings Ltd.(b)	377,765	$8,529,934
Kopin Corp.(a)(b)	451,474	604,975
Kulicke & Soffa Industries Inc.	1,116,743	24,691,188
MaxLinear Inc.(a)(b)	416,125	10,623,671
PDF Solutions Inc.(a)(b)	466,296	5,758,756
Photronics Inc.(a)(b)	1,139,054	10,764,060
Power Integrations Inc.	184,809	12,925,541
Rambus Inc.(a)(b)	1,848,041	19,312,028
Rudolph Technologies Inc.(a)(b)	284,601	6,488,903
SMART Global Holdings Inc.(a)(b)	61,805	1,186,656
SolarEdge Technologies Inc.(a)(b)	254,410	9,586,169
Ultra Clean Holdings Inc.(a)(b)	656,806	6,797,942
Veeco Instruments Inc.(a)(b)	809,681	8,776,942
Xperi Corp.	824,364	19,290,118

		216,019,451

Software — 1.6%
Alarm.com Holdings Inc.(a)(b)	238,133	15,454,832
Ebix Inc.(a)	164,409	8,116,872
LivePerson Inc.(a)(b)	356,879	10,356,629
MicroStrategy Inc., Class A(a)(b)	65,224	9,408,562
Monotype Imaging Holdings Inc.	228,742	4,549,678
OneSpan Inc.(a)(b)	177,620	3,413,856
Progress Software Corp.	243,220	10,791,672
Qualys Inc.(a)(b)	223,507	18,492,969
TiVo Corp.	2,114,971	19,711,530

		100,296,600

Specialty Retail — 5.2%
Abercrombie & Fitch Co., Class A	1,113,166	30,511,880
Asbury Automotive Group Inc.(a)(b)	174,576	12,108,591
Barnes & Noble Education Inc.(a)(b)	627,766	2,636,617
Barnes & Noble Inc.	956,250	5,192,438
Buckle Inc. (The)	480,728	8,999,228
Caleres Inc.	723,507	17,863,388
Cato Corp. (The), Class A	382,828	5,734,763
Chico’s FAS Inc.	1,961,338	8,374,913
Conn’s Inc.(a)(b)	411,104	9,397,837
Designer Brand Inc.	521,953	11,597,796
Express Inc.(a)(b)	1,170,308	5,008,918
GameStop Corp., Class A	1,724,244	17,518,319
Genesco Inc.(a)(b)	340,711	15,519,386
Group 1 Automotive Inc.	295,086	19,092,064
Haverty Furniture Companies Inc.	319,852	6,998,362
Hibbett Sports Inc.(a)(b)	310,670	7,086,383
Kirkland’s Inc.(a)(b)	254,682	1,790,414
Lithia Motors Inc., Class A	378,274	35,084,914
Lumber Liquidators Holdings Inc.(a)(b)	478,523	4,833,082
MarineMax Inc.(a)(b)	385,341	7,383,134
Office Depot Inc.	9,153,723	33,228,015
Rent-A-Center Inc./TX(b)	757,647	15,812,093
RH(a)(b)	160,600	16,533,770
Sonic Automotive Inc., Class A	405,484	6,005,218
Tile Shop Holdings Inc.	669,241	3,787,904
Vitamin Shoppe Inc.(a)(b)	267,993	1,886,671
Zumiez Inc.(a)(b)	318,746	7,933,588

		317,919,686

Technology Hardware, Storage & Peripherals — 0.6%
Cray Inc.(a)(b)	289,206	7,533,816
Diebold Nixdorf Inc.	704,642	7,800,387

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Electronics For Imaging Inc.(a)(b)	722,597	$19,437,860

		34,772,063

Textiles, Apparel & Luxury Goods — 1.7%
Fossil Group Inc.(a)(b)	772,891	10,604,064
G-III Apparel Group Ltd.(a)(b)	708,859	28,326,006
Movado Group Inc.	90,512	3,292,827
Oxford Industries Inc.	94,259	7,093,932
Steven Madden Ltd.	699,169	23,659,879
Unifi Inc.(b)	242,609	4,694,484
Vera Bradley Inc.(a)(b)	359,277	4,760,420
Wolverine World Wide Inc.	589,586	21,065,908

		103,497,520

Thrifts & Mortgage Finance — 2.9%
Axos Financial Inc.(a)(b)	464,400	13,449,024
Dime Community Bancshares Inc.	518,515	9,711,786
Flagstar Bancorp. Inc.(a)	487,006	16,032,237
HomeStreet Inc.(a)(b)	230,020	6,061,027
Meta Financial Group Inc.	466,982	9,190,206
NMI Holdings Inc., Class A(a)(b)	597,171	15,448,814
Northfield Bancorp. Inc.	803,203	11,164,522
Northwest Bancshares Inc.	1,750,591	29,707,529
Oritani Financial Corp.	648,400	10,782,892
Provident Financial Services Inc.	1,034,648	26,787,036
TrustCo Bank Corp. NY	791,434	6,141,528
Walker & Dunlop Inc.	469,949	23,925,103

		178,401,704

Tobacco — 0.4%
Universal Corp./VA	421,666	24,300,612

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies Inc.	294,876	17,536,276
Kaman Corp.	259,353	15,156,589
Veritiv Corp.(a)(b)	217,324	5,719,968

		38,412,833

Water Utilities — 0.5%
American States Water Co.	199,745	14,241,818
California Water Service Group.	349,596	18,976,071

		33,217,889

Wireless Telecommunication Services — 0.1%
Spok Holdings Inc.	301,317	4,103,938

Total Common Stocks — 99.6% (Cost: $6,046,113,313)		6,130,979,945

Short-Term Investments

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(d)(e)(f)	359,374,876	359,518,626

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (continued) March 31, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(e)	22,571,102	$22,571,102

		382,089,728

Total Short-Term Investments — 6.2%
(Cost: $381,979,256)		382,089,728

Total Investments in Securities — 105.8%
(Cost: $6,428,092,569)		6,513,069,673

Other Assets, Less Liabilities — (5.8)%		(357,865,794)

Net Assets — 100.0%		$6,155,203,879

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

28	2019 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.6%
Arconic Inc.(a)	3,015,637	$57,628,823
Boeing Co. (The)	3,758,699	1,433,642,973
General Dynamics Corp.	1,943,431	328,984,000
Harris Corp.	848,904	135,578,458
Huntington Ingalls Industries Inc.	297,983	61,742,078
L3 Technologies Inc.	571,134	117,864,924
Lockheed Martin Corp.	1,758,195	527,739,811
Northrop Grumman Corp.	1,217,508	328,240,157
Raytheon Co.	2,023,132	368,371,874
Textron Inc.(a)	1,683,094	85,265,542
TransDigm Group Inc.(b)	347,360	157,697,966
United Technologies Corp.	5,798,542	747,374,078

		4,350,130,684

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	971,980	84,552,540
Expeditors International of Washington Inc.	1,230,656	93,406,791
FedEx Corp.	1,716,890	311,461,015
United Parcel Service Inc., Class B	4,975,065	555,913,763

		1,045,334,109

Airlines — 0.4%
Alaska Air Group Inc.	884,163	49,619,228
American Airlines Group Inc.	2,867,078	91,058,397
Delta Air Lines Inc.	4,412,320	227,896,328
Southwest Airlines Co.	3,563,496	184,981,077
United Continental Holdings Inc.(b)	1,607,050	128,210,449

		681,765,479

Auto Components — 0.1%
Aptiv PLC	1,853,288	147,317,863
BorgWarner Inc.	1,482,510	56,943,209

		204,261,072

Automobiles — 0.4%
Ford Motor Co.	28,020,832	246,022,905
General Motors Co.	9,399,102	348,706,684
Harley-Davidson Inc.	1,104,175	39,374,881

		634,104,470

Banks — 5.3%
Bank of America Corp.	64,257,126	1,772,854,106
BB&T Corp.	5,464,344	254,255,926
Citigroup Inc.	16,821,553	1,046,637,028
Citizens Financial Group Inc.	3,272,636	106,360,670
Comerica Inc.	1,123,104	82,345,985
Fifth Third Bancorp.	5,504,035	138,811,763
First Republic Bank/CA(a)	1,181,451	118,688,568
Huntington Bancshares Inc./OH	7,424,783	94,146,248
JPMorgan Chase & Co.	23,422,204	2,371,029,711
KeyCorp.	7,235,743	113,962,952
M&T Bank Corp.	987,828	155,108,753
People’s United Financial Inc.	2,812,197	46,232,519
PNC Financial Services Group Inc. (The)	3,240,581	397,489,666
Regions Financial Corp.	7,209,362	102,012,472
SunTrust Banks Inc.	3,166,805	187,633,196
SVB Financial Group(b)	375,323	83,456,822
U.S. Bancorp.	10,754,301	518,249,765
Wells Fargo & Co.	29,289,754	1,415,280,913
Zions Bancorp. N.A.	1,323,763	60,112,078

		9,064,669,141

Security	Shares	Value
Beverages — 1.8%
Brown-Forman Corp., Class B, NVS	1,199,739	$63,322,224
Coca-Cola Co. (The)	27,525,187	1,289,830,263
Constellation Brands Inc., Class A	1,190,878	208,796,640
Molson Coors Brewing Co., Class B	1,335,890	79,685,839
Monster Beverage Corp.(b)	2,801,367	152,898,611
PepsiCo Inc.	10,048,375	1,231,428,356

		3,025,961,933

Biotechnology — 2.4%
AbbVie Inc.	10,551,987	850,384,632
Alexion Pharmaceuticals Inc.(a)(b)	1,605,373	217,014,322
Amgen Inc.	4,451,449	845,686,281
Biogen Inc.(a)(b)	1,405,685	332,275,820
Celgene Corp.(a)(b)	5,016,627	473,268,591
Gilead Sciences Inc.	9,121,498	592,988,585
Incyte Corp.(b)	1,280,157	110,106,304
Regeneron Pharmaceuticals Inc.(b)	560,497	230,151,278
Vertex Pharmaceuticals Inc.(b)	1,833,183	337,214,013

		3,989,089,826

Building Products — 0.3%
Allegion PLC	666,246	60,435,175
AO Smith Corp.	1,027,799	54,802,243
Fortune Brands Home & Security Inc.	1,001,259	47,669,941
Johnson Controls International PLC	6,545,908	241,805,841
Masco Corp.	2,112,454	83,040,567

		487,753,767

Capital Markets — 2.6%
Affiliated Managers Group Inc.	377,768	40,462,730
Ameriprise Financial Inc.	971,900	124,500,390
Bank of New York Mellon Corp. (The)	6,270,592	316,225,954
BlackRock Inc.(c)	872,393	372,834,596
Cboe Global Markets Inc.	790,145	75,411,439
Charles Schwab Corp. (The)	8,490,820	363,067,463
CME Group Inc.	2,555,283	420,548,476
E*TRADE Financial Corp.	1,766,777	82,031,456
Franklin Resources Inc.	2,114,871	70,086,825
Goldman Sachs Group Inc. (The)	2,449,900	470,356,301
Intercontinental Exchange Inc.	4,076,190	310,361,106
Invesco Ltd.	2,849,454	55,022,957
Moody’s Corp.	1,184,785	214,552,716
Morgan Stanley	9,290,079	392,041,334
MSCI Inc.	604,899	120,278,117
Nasdaq Inc.	829,914	72,609,176
Northern Trust Corp.	1,550,629	140,192,368
Raymond James Financial Inc.	892,375	71,755,874
S&P Global Inc.	1,778,340	374,429,487
State Street Corp.	2,699,991	177,686,408
T Rowe Price Group Inc.	1,680,122	168,213,815

		4,432,668,988

Chemicals — 2.0%
Air Products & Chemicals Inc.	1,571,800	300,150,928
Albemarle Corp.	753,168	61,744,713
Celanese Corp.	919,100	90,632,451
CF Industries Holdings Inc.	1,588,787	64,949,612
DowDuPont Inc.	16,129,373	859,856,875
Eastman Chemical Co.	1,003,641	76,156,279
Ecolab Inc.	1,810,496	319,624,964
FMC Corp.	946,869	72,738,476
International Flavors & Fragrances Inc.	729,497	93,951,919
Linde PLC(a)	3,941,515	693,430,734

S C H E D U L E S O F I N V E S T M E N T S	1

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV, Class A	2,183,312	$183,572,873
Mosaic Co. (The)(a)	2,531,665	69,139,771
PPG Industries Inc.	1,689,754	190,722,534
Sherwin-Williams Co. (The)	582,169	250,746,010

		3,327,418,139

Commercial Services & Supplies — 0.4%
Cintas Corp.	607,424	122,766,465
Copart Inc.(a)(b)	1,429,540	86,615,828
Republic Services Inc.	1,528,415	122,853,998
Rollins Inc.	1,041,803	43,359,841
Waste Management Inc.	2,786,000	289,493,260

		665,089,392

Communications Equipment — 1.2%
Arista Networks Inc.(a)(b)	374,522	117,772,188
Cisco Systems Inc.	31,489,796	1,700,134,086
F5 Networks Inc.(b)	425,957	66,845,432
Juniper Networks Inc.	2,471,870	65,430,399
Motorola Solutions Inc.	1,174,857	164,973,420

		2,115,155,525

Construction & Engineering — 0.1%
Fluor Corp.	998,768	36,754,662
Jacobs Engineering Group Inc.	824,120	61,965,583
Quanta Services Inc.	996,970	37,625,648

		136,345,893

Construction Materials — 0.1%
Martin Marietta Materials Inc.	447,605	90,049,174
Vulcan Materials Co.	950,122	112,494,445

		202,543,619

Consumer Finance — 0.7%
American Express Co.	4,943,624	540,338,103
Capital One Financial Corp.	3,344,553	273,216,535
Discover Financial Services	2,355,451	167,613,893
Synchrony Financial	4,648,571	148,289,415

		1,129,457,946

Containers & Packaging — 0.3%
Avery Dennison Corp.	602,051	68,031,763
Ball Corp.(a)	2,381,515	137,794,458
International Paper Co.	2,845,640	131,667,763
Packaging Corp. of America	672,016	66,784,950
Sealed Air Corp.	1,130,564	52,073,778
Westrock Co.	1,824,032	69,951,627

		526,304,339

Distributors — 0.1%
Genuine Parts Co.	1,045,709	117,150,779
LKQ Corp.(a)(b)	2,201,096	62,467,105

		179,617,884

Diversified Consumer Services — 0.0%
H&R Block Inc.	1,447,361	34,649,822

Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(b)	13,910,330	2,794,446,193
Jefferies Financial Group Inc.	1,805,439	33,924,199

		2,828,370,392

Diversified Telecommunication Services — 2.0%
AT&T Inc.	52,110,109	1,634,173,018
CenturyLink Inc.	6,748,912	80,919,455
Verizon Communications Inc.	29,558,243	1,747,778,909

		3,462,871,382

Security	Shares	Value
Electric Utilities — 2.0%
Alliant Energy Corp.	1,692,061	$79,746,835
American Electric Power Co. Inc.	3,530,271	295,660,196
Duke Energy Corp.	5,211,314	469,018,260
Edison International	2,328,573	144,185,240
Entergy Corp.	1,358,462	129,909,721
Evergy Inc.	1,826,593	106,033,724
Eversource Energy	2,275,371	161,437,572
Exelon Corp.	6,952,975	348,552,637
FirstEnergy Corp.	3,609,438	150,188,715
NextEra Energy Inc.	3,425,608	662,238,539
Pinnacle West Capital Corp.	790,474	75,553,505
PPL Corp.	5,169,215	164,070,884
Southern Co. (The)	7,417,448	383,333,713
Xcel Energy Inc.	3,687,019	207,247,338

		3,377,176,879

Electrical Equipment — 0.5%
AMETEK Inc.(a)	1,629,167	135,171,986
Eaton Corp. PLC	3,038,510	244,782,365
Emerson Electric Co.	4,408,329	301,838,287
Rockwell Automation Inc.	855,160	150,046,374

		831,839,012

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	2,123,638	200,556,373
Corning Inc.	5,638,979	186,650,205
FLIR Systems Inc.	949,915	45,196,956
IPG Photonics Corp.(a)(b)	251,452	38,165,384
Keysight Technologies Inc.(b)	1,345,998	117,371,026
TE Connectivity Ltd.	2,415,290	195,034,667

		782,974,611

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	3,663,692	101,557,542
Halliburton Co.	6,271,276	183,748,387
Helmerich & Payne Inc.	784,070	43,562,929
National Oilwell Varco Inc.(a)	2,693,062	71,743,172
Schlumberger Ltd.	9,898,738	431,288,014
TechnipFMC PLC	3,027,340	71,203,037

		903,103,081

Entertainment — 1.8%
Activision Blizzard Inc.	5,476,865	249,361,663
Electronic Arts Inc.(b)	2,151,531	218,660,096
Netflix Inc.(a)(b)	3,123,186	1,113,603,200
Take-Two Interactive Software Inc.(b)	809,911	76,431,301
Viacom Inc., Class B, NVS	2,505,022	70,315,968
Walt Disney Co. (The)	12,490,650	1,386,836,869

		3,115,209,097

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities Inc.	807,730	115,149,989
American Tower Corp.	3,154,035	621,534,137
Apartment Investment & Management Co., Class A	1,084,929	54,561,079
AvalonBay Communities Inc.	993,188	199,362,627
Boston Properties Inc.	1,110,543	148,679,497
Crown Castle International Corp.	2,975,245	380,831,360
Digital Realty Trust Inc.	1,489,963	177,305,597
Duke Realty Corp.	2,547,422	77,900,165
Equinix Inc.	597,112	270,587,274
Equity Residential	2,652,540	199,789,313
Essex Property Trust Inc.	468,401	135,480,305
Extra Space Storage Inc.	909,362	92,673,082
Federal Realty Investment Trust	539,244	74,334,785

2	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
HCP Inc.	3,445,896	$107,856,545
Host Hotels & Resorts Inc.	5,279,888	99,789,883
Iron Mountain Inc.	2,035,000	72,161,100
Kimco Realty Corp.	3,064,838	56,699,503
Macerich Co. (The)	731,180	31,696,653
Mid-America Apartment Communities Inc.	802,842	87,774,716
Prologis Inc.	4,519,707	325,192,919
Public Storage	1,076,094	234,351,751
Realty Income Corp.	2,177,353	160,166,087
Regency Centers Corp.	1,178,988	79,569,900
SBA Communications Corp.(b)	807,969	161,319,091
Simon Property Group Inc.	2,215,421	403,671,860
SL Green Realty Corp.	599,397	53,897,778
UDR Inc.	1,956,263	88,931,716
Ventas Inc.	2,559,127	163,297,894
Vornado Realty Trust	1,253,057	84,506,164
Welltower Inc.	2,769,177	214,888,135
Weyerhaeuser Co.	5,376,355	141,613,191

		5,115,574,096

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	3,148,624	762,407,815
Kroger Co. (The)	5,737,442	141,141,073
Sysco Corp.	3,380,215	225,663,154
Walgreens Boots Alliance Inc.	5,750,223	363,816,609
Walmart Inc.	10,183,535	993,200,169

		2,486,228,820

Food Products — 1.2%
Archer-Daniels-Midland Co.	4,024,117	173,560,166
Campbell Soup Co.	1,343,254	51,218,275
Conagra Brands Inc.	3,449,254	95,682,306
General Mills Inc.	4,278,794	221,427,590
Hershey Co. (The)	986,909	113,326,761
Hormel Foods Corp.	1,921,150	85,990,674
JM Smucker Co. (The)	813,753	94,802,225
Kellogg Co.	1,799,539	103,257,548
Kraft Heinz Co. (The)	4,474,933	146,106,562
Lamb Weston Holdings Inc.	1,038,943	77,858,388
McCormick & Co. Inc./MD, NVS	879,062	132,413,109
Mondelez International Inc., Class A	10,325,408	515,444,367
Tyson Foods Inc., Class A	2,115,674	146,891,246

		1,957,979,217

Gas Utilities — 0.0%
Atmos Energy Corp.	830,307	85,463,500

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	12,563,893	1,004,357,606
ABIOMED Inc.(b)	324,543	92,686,235
Align Technology Inc.(a)(b)	522,169	148,468,312
Baxter International Inc.	3,419,527	278,041,740
Becton Dickinson and Co.	1,926,961	481,219,971
Boston Scientific Corp.(b)	9,937,433	381,398,679
Cooper Companies Inc. (The)	352,436	104,380,970
Danaher Corp.	4,490,653	592,856,009
DENTSPLY SIRONA Inc.	1,591,784	78,936,569
Edwards Lifesciences Corp.(b)	1,483,416	283,821,983
Hologic Inc.(b)	1,919,803	92,918,465
IDEXX Laboratories Inc.(a)(b)	614,006	137,291,742
Intuitive Surgical Inc.(b)	817,843	466,644,859
Medtronic PLC	9,593,885	873,811,046

Security	Shares	Value
Health Care Equipment & Supplies (continued)
ResMed Inc.	1,027,397	$106,818,466
Stryker Corp.	2,209,191	436,359,406
Teleflex Inc.(a)	332,181	100,371,811
Varian Medical Systems Inc.(b)	650,871	92,241,438
Zimmer Biomet Holdings Inc.	1,469,778	187,690,651

		5,940,315,958

Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	1,114,061	88,590,131
Anthem Inc.	1,837,437	527,307,670
Cardinal Health Inc.	2,139,216	103,003,250
Centene Corp.(a)(b)	2,962,077	157,286,289
Cigna Corp.(a)	2,715,018	436,629,195
CVS Health Corp.	9,270,022	499,932,286
DaVita Inc.(a)(b)	906,351	49,205,796
HCA Healthcare Inc.	1,914,769	249,647,582
Henry Schein Inc.(a)(b)	1,094,101	65,766,411
Humana Inc.	968,781	257,695,746
Laboratory Corp. of America Holdings(a)(b)	699,709	107,041,483
McKesson Corp.	1,373,689	160,804,034
Quest Diagnostics Inc.	945,858	85,051,551
UnitedHealth Group Inc.	6,864,046	1,697,204,014
Universal Health Services Inc., Class B	598,639	80,079,939
WellCare Health Plans Inc.(b)	355,178	95,809,266

		4,661,054,643

Health Care Technology — 0.1%
Cerner Corp.(a)(b)	2,312,897	132,320,837

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	2,870,831	145,608,548
Chipotle Mexican Grill Inc.(b)	172,214	122,325,326
Darden Restaurants Inc.	874,300	106,201,221
Hilton Worldwide Holdings Inc.	2,098,417	174,399,437
Marriott International Inc./MD, Class A	2,012,296	251,718,107
McDonald’s Corp.	5,474,675	1,039,640,782
MGM Resorts International	3,656,394	93,823,070
Norwegian Cruise Line Holdings Ltd.(b)	1,556,495	85,544,965
Royal Caribbean Cruises Ltd.	1,231,901	141,200,493
Starbucks Corp.	8,892,649	661,079,527
Wynn Resorts Ltd.	680,823	81,235,800
Yum! Brands Inc.	2,197,585	219,340,959

		3,122,118,235

Household Durables — 0.3%
DR Horton Inc.	2,423,966	100,303,713
Garmin Ltd.	878,746	75,879,717
Leggett & Platt Inc.	927,520	39,159,895
Lennar Corp., Class A(a)	2,038,877	100,088,472
Mohawk Industries Inc.(a)(b)	439,635	55,459,955
Newell Brands Inc.	2,789,215	42,786,558
PulteGroup Inc.	1,771,880	49,541,765
Whirlpool Corp.	451,509	60,001,031

		523,221,106

Household Products — 1.7%
Church & Dwight Co. Inc.	1,739,610	123,912,420
Clorox Co. (The)	920,410	147,688,989
Colgate-Palmolive Co.	6,163,979	422,479,121
Kimberly-Clark Corp.	2,463,885	305,275,351
Procter & Gamble Co. (The)	17,895,000	1,861,974,750

		2,861,330,631

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	4,771,190	$86,263,115
NRG Energy Inc.	2,015,703	85,627,064

		171,890,179

Industrial Conglomerates — 1.5%
3M Co.	4,118,967	855,838,963
General Electric Co.(a)	62,251,216	621,889,648
Honeywell International Inc.	5,215,491	828,845,830
Roper Technologies Inc.	742,912	254,053,616

		2,560,628,057

Insurance — 2.3%
Aflac Inc.	5,369,152	268,457,600
Allstate Corp. (The)	2,381,405	224,280,723
American International Group Inc.	6,235,928	268,519,060
Aon PLC	1,720,808	293,741,925
Arthur J Gallagher & Co.	1,319,606	103,061,228
Assurant Inc.	442,527	42,000,237
Brighthouse Financial Inc.(a)(b)	799,556	29,015,887
Chubb Ltd.	3,274,631	458,710,310
Cincinnati Financial Corp.	1,094,938	94,055,174
Everest Re Group Ltd.	285,971	61,758,297
Hartford Financial Services Group Inc. (The)	2,577,389	128,147,781
Lincoln National Corp.	1,465,517	86,025,848
Loews Corp.	1,978,705	94,839,331
Marsh & McLennan Companies Inc.	3,621,652	340,073,123
MetLife Inc.	6,866,652	292,313,376
Principal Financial Group Inc.	1,841,393	92,419,515
Progressive Corp. (The)	4,186,407	301,798,081
Prudential Financial Inc.	2,931,783	269,372,222
Torchmark Corp.	735,523	60,276,110
Travelers Companies Inc. (The)	1,890,592	259,313,599
Unum Group	1,539,737	52,089,303
Willis Towers Watson PLC	919,188	161,455,372

		3,981,724,102

Interactive Media & Services — 4.8%
Alphabet Inc., Class A(b)	2,141,466	2,520,269,921
Alphabet Inc., Class C, NVS(b)	2,198,815	2,579,891,628
Facebook Inc., Class A(b)	17,064,860	2,844,541,513
TripAdvisor Inc.(a)(b)	713,994	36,734,991
Twitter Inc.(a)(b)	5,222,910	171,729,281

		8,153,167,334

Internet & Direct Marketing Retail — 3.6%
Amazon.com Inc.(a)(b)	2,951,598	5,256,058,138
Booking Holdings Inc.(a)(b)	321,983	561,831,357
eBay Inc.	6,170,802	229,183,586
Expedia Group Inc.	832,325	99,046,675

		6,146,119,756

IT Services — 5.1%
Accenture PLC, Class A	4,559,970	802,645,919
Akamai Technologies Inc.(a)(b)	1,172,367	84,070,438
Alliance Data Systems Corp.	321,853	56,317,838
Automatic Data Processing Inc.	3,112,830	497,243,464
Broadridge Financial Solutions Inc.	822,671	85,302,756
Cognizant Technology Solutions Corp., Class A	4,108,747	297,678,720
DXC Technology Co.	1,925,066	123,800,994
Fidelity National Information Services Inc.	2,310,810	261,352,611
Fiserv Inc.(a)(b)	2,808,485	247,933,056
FleetCor Technologies Inc.(b)	613,573	151,300,966
Gartner Inc.(a)(b)	638,060	96,780,941
Global Payments Inc.	1,134,391	154,867,059

Security	Shares	Value
IT Services (continued)
International Business Machines Corp.	6,365,638	$898,191,522
Jack Henry & Associates Inc.	544,306	75,517,014
Mastercard Inc., Class A	6,457,253	1,520,360,219
Paychex Inc.	2,277,508	182,656,142
PayPal Holdings Inc.(b)	8,392,515	871,478,758
Total System Services Inc.	1,167,524	110,926,455
VeriSign Inc.(b)	753,469	136,799,832
Visa Inc., Class A(a)	12,519,847	1,955,474,903
Western Union Co. (The)	3,093,470	57,136,391

		8,667,835,998

Leisure Products — 0.1%
Hasbro Inc.	831,117	70,661,567
Mattel Inc.(a)(b)	2,423,146	31,500,898

		102,162,465

Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	2,267,695	182,277,324
Illumina Inc.(a)(b)	1,052,267	326,928,834
IQVIA Holdings Inc.(a)(b)	1,137,665	163,653,110
Mettler-Toledo International Inc.(a)(b)	177,373	128,240,679
PerkinElmer Inc.(a)	786,046	75,743,393
Thermo Fisher Scientific Inc.(a)	2,879,818	788,263,783
Waters Corp.(b)	513,146	129,163,980

		1,794,271,103

Machinery — 1.6%
Caterpillar Inc.	4,115,609	557,623,863
Cummins Inc.	1,034,025	163,241,527
Deere & Co.	2,277,310	364,005,230
Dover Corp.	1,034,741	97,058,706
Flowserve Corp.	938,809	42,377,838
Fortive Corp.(a)	2,111,315	177,118,215
Illinois Tool Works Inc.	2,157,730	309,698,987
Ingersoll-Rand PLC	1,736,820	187,489,719
PACCAR Inc.	2,476,603	168,755,729
Parker-Hannifin Corp.	927,877	159,242,251
Pentair PLC	1,095,500	48,760,705
Snap-on Inc.	393,466	61,585,298
Stanley Black & Decker Inc.	1,085,202	147,771,956
Wabtec Corp.(a)	999,300	73,668,426
Xylem Inc./NY	1,291,564	102,085,219

		2,660,483,669

Media — 1.4%
CBS Corp., Class B, NVS	2,491,802	118,435,349
Charter Communications Inc., Class A(a)(b)	1,239,696	430,062,939
Comcast Corp., Class A	32,308,803	1,291,705,944
Discovery Inc., Class A(a)(b)	1,116,645	30,171,748
Discovery Inc., Class C, NVS(b)	2,556,982	64,998,482
DISH Network Corp., Class A(b)	1,410,845	44,709,678
Fox Corp., Class A(b)	2,533,415	93,001,665
Fox Corp., Class B(b)	1,166,000	41,836,080
Interpublic Group of Companies Inc. (The)	2,787,164	58,558,316
News Corp., Class A, NVS	2,709,957	33,711,865
News Corp., Class B	900,460	11,246,745
Omnicom Group Inc.	1,595,253	116,437,517

		2,334,876,328

Metals & Mining — 0.2%
Freeport-McMoRan Inc.	10,423,243	134,355,602
Newmont Mining Corp.	3,822,194	136,719,879

4	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining (continued)
Nucor Corp.	2,190,453	$127,812,933

		398,888,414

Multi-Utilities — 1.1%
Ameren Corp.	1,762,359	129,621,504
CenterPoint Energy Inc.	3,615,804	111,005,183
CMS Energy Corp.	2,037,263	113,149,587
Consolidated Edison Inc.	2,301,230	195,167,316
Dominion Energy Inc.	5,727,679	439,083,872
DTE Energy Co.	1,300,224	162,189,942
NiSource Inc.	2,669,954	76,520,882
Public Service Enterprise Group Inc.	3,626,321	215,439,731
Sempra Energy	1,964,821	247,292,371
WEC Energy Group Inc.	2,265,962	179,192,275

		1,868,662,663

Multiline Retail — 0.5%
Dollar General Corp.	1,884,775	224,853,657
Dollar Tree Inc.(b)	1,706,284	179,228,071
Kohl’s Corp.	1,183,739	81,405,731
Macy’s Inc.	2,202,068	52,915,694
Nordstrom Inc.	766,631	34,023,084
Target Corp.	3,741,576	300,298,890

		872,725,127

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	3,546,305	161,285,951
Apache Corp.	2,644,510	91,658,717
Cabot Oil & Gas Corp.	2,993,654	78,134,369
Chevron Corp.	13,592,049	1,674,268,596
Cimarex Energy Co.	727,020	50,818,698
Concho Resources Inc.(a)	1,442,997	160,114,947
ConocoPhillips	8,110,592	541,300,910
Devon Energy Corp.	3,115,291	98,318,584
Diamondback Energy Inc.	1,112,016	112,902,985
EOG Resources Inc.	4,159,060	395,859,331
Exxon Mobil Corp.	30,309,279	2,448,989,743
Hess Corp.	1,824,497	109,889,454
HollyFrontier Corp.	1,123,815	55,370,365
Kinder Morgan Inc./DE	13,953,664	279,212,817
Marathon Oil Corp.	5,811,607	97,111,953
Marathon Petroleum Corp.	4,831,673	289,175,629
Noble Energy Inc.	3,481,604	86,100,067
Occidental Petroleum Corp.	5,361,873	354,955,993
ONEOK Inc.	2,956,462	206,479,306
Phillips 66	3,001,020	285,607,073
Pioneer Natural Resources Co.	1,201,392	182,947,974
Valero Energy Corp.	2,986,206	253,319,855
Williams Companies Inc. (The)	8,683,032	249,376,679

		8,263,199,996

Personal Products — 0.2%
Coty Inc., Class A(a)	3,201,826	36,820,999
Estee Lauder Companies Inc. (The), Class A	1,561,276	258,469,242

		295,290,241

Pharmaceuticals — 4.8%
Allergan PLC	2,241,428	328,167,473
Bristol-Myers Squibb Co.	11,672,679	556,903,515
Eli Lilly & Co.	6,180,250	801,949,240
Johnson & Johnson	19,050,705	2,663,098,052
Merck & Co. Inc.	18,464,675	1,535,707,020
Mylan NV(b)	3,721,691	105,472,723
Nektar Therapeutics(a)(b)	819,868	27,547,565

Security	Shares	Value
Pharmaceuticals (continued)
Perrigo Co. PLC	876,915	$42,232,226
Pfizer Inc.	39,714,693	1,686,683,012
Zoetis Inc.	3,421,351	344,427,405

		8,092,188,231

Professional Services — 0.3%
Equifax Inc.	869,589	103,046,297
IHS Markit Ltd.(a)(b)	2,605,585	141,691,712
Nielsen Holdings PLC	2,547,926	60,309,408
Robert Half International Inc.	849,330	55,342,343
Verisk Analytics Inc.(a)	1,169,656	155,564,248

		515,954,008

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	2,213,950	109,479,827

Road & Rail — 1.1%
CSX Corp.	5,535,588	414,172,694
JB Hunt Transport Services Inc.	623,583	63,162,722
Kansas City Southern	721,753	83,708,913
Norfolk Southern Corp.	1,915,038	357,901,452
Union Pacific Corp.	5,171,073	864,603,406

		1,783,549,187

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices Inc.(a)(b)	6,320,065	161,288,059
Analog Devices Inc.	2,641,683	278,089,969
Applied Materials Inc.	6,810,787	270,115,812
Broadcom Inc.	2,833,517	852,066,897
Intel Corp.	32,169,173	1,727,484,590
KLA-Tencor Corp.	1,187,861	141,842,482
Lam Research Corp.	1,087,097	194,601,234
Maxim Integrated Products Inc.	1,943,402	103,330,684
Microchip Technology Inc.	1,699,047	140,952,939
Micron Technology Inc.(a)(b)	8,037,950	332,208,474
NVIDIA Corp.	4,334,997	778,392,061
Qorvo Inc.(a)(b)	858,618	61,588,669
QUALCOMM Inc.	8,648,718	493,236,388
Skyworks Solutions Inc.	1,245,181	102,702,529
Texas Instruments Inc.	6,713,425	712,092,990
Xilinx Inc.	1,815,229	230,152,885

		6,580,146,662

Software — 6.4%
Adobe Inc.(a)(b)	3,488,930	929,764,956
ANSYS Inc.(a)(b)	600,487	109,714,980
Autodesk Inc.(b)	1,570,389	244,698,014
Cadence Design Systems Inc.(b)	2,005,742	127,384,675
Citrix Systems Inc.	891,155	88,812,507
Fortinet Inc.(a)(b)	1,038,320	87,187,730
Intuit Inc.	1,851,133	483,904,678
Microsoft Corp.	54,882,961	6,472,896,420
Oracle Corp.	18,228,013	979,026,578
Red Hat Inc.(a)(b)	1,269,537	231,944,410
salesforce.com Inc.(a)(b)	5,472,414	866,666,205
Symantec Corp.	4,611,776	106,024,730
Synopsys Inc.(a)(b)	1,070,506	123,268,766

		10,851,294,649

Specialty Retail — 2.4%
Advance Auto Parts Inc.	513,904	87,636,049
AutoZone Inc.(a)(b)	177,440	181,719,853
Best Buy Co. Inc.	1,687,998	119,949,138
CarMax Inc.(a)(b)	1,203,439	84,000,042

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Foot Locker Inc.	788,900	$47,807,340
Gap Inc. (The)	1,535,590	40,201,746
Home Depot Inc. (The)	8,080,052	1,550,481,178
L Brands Inc.	1,270,853	35,050,126
Lowe’s Companies Inc.	5,726,903	626,924,071
O’Reilly Automotive Inc.(b)	562,175	218,292,553
Ross Stores Inc.	2,646,533	246,392,222
Tiffany & Co.	777,583	82,073,886
TJX Companies Inc. (The)	8,841,135	470,436,793
Tractor Supply Co.	859,827	84,056,688
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	401,239	139,924,076

		4,014,945,761

Technology Hardware, Storage & Peripherals — 4.0%
Apple Inc.	32,044,086	6,086,774,136
Hewlett Packard Enterprise Co.	9,877,871	152,415,550
HP Inc.	11,001,063	213,750,654
NetApp Inc.	1,764,640	122,360,138
Seagate Technology PLC	1,852,161	88,699,990
Western Digital Corp.	2,085,021	100,206,109
Xerox Corp.	1,410,787	45,116,968

		6,809,323,545

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(b)	1,094,021	50,051,461
Hanesbrands Inc.	2,635,166	47,116,768
NIKE Inc., Class B	9,004,613	758,278,461
PVH Corp.	542,939	66,211,411
Ralph Lauren Corp.	375,346	48,674,869
Tapestry Inc.	2,037,066	66,184,274
Under Armour Inc., Class A(a)(b)	1,321,464	27,935,749
Under Armour Inc., Class C, NVS(a)(b)	1,362,207	25,704,846
VF Corp.	2,316,399	201,318,237

		1,291,476,076

Tobacco — 1.0%
Altria Group Inc.	13,408,705	770,061,928
Philip Morris International Inc.	11,120,235	982,917,572

		1,752,979,500

Trading Companies & Distributors — 0.2%
Fastenal Co.	2,032,433	130,705,766
United Rentals Inc.(b)	560,293	64,013,475
WW Grainger Inc.	317,872	95,657,221

		290,376,462

Water Utilities — 0.1%
American Water Works Co. Inc.	1,299,216	135,456,260

Total Common Stocks — 99.8% (Cost: $151,208,308,303)		168,918,569,125

Short-Term Investments

Money Market Funds — 0.6%

BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	812,588,318	812,913,353

Security	Shares	Value
Money Market Funds (continued)

BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	256,687,240	$256,687,240

		1,069,600,593

Total Short-Term Investments — 0.6% (Cost: $1,069,291,746)		1,069,600,593

Total Investments in Securities — 100.4% (Cost: $152,277,600,049)		169,988,169,718

Other Assets, Less Liabilities — (0.4)%		(641,003,454)

Net Assets — 100.0%		$169,347,166,264

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

6	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.8%
Curtiss-Wright Corp.	1,232,064	$139,642,134
Teledyne Technologies Inc.(a)	1,041,754	246,906,115

		386,548,249

Air Freight & Logistics — 0.3%
XPO Logistics Inc.(a)(b)	3,145,464	169,037,235

Airlines — 0.3%
JetBlue Airways Corp.(a)(b)	8,827,610	144,419,700

Auto Components — 1.0%
Adient PLC	2,520,324	32,663,399
Dana Inc.	4,142,302	73,484,437
Delphi Technologies PLC	2,556,823	49,244,411
Gentex Corp.	7,466,645	154,410,219
Goodyear Tire & Rubber Co. (The)	6,682,359	121,284,816
Visteon Corp.(a)(b)	812,361	54,712,513

		485,799,795

Automobiles — 0.2%
Thor Industries Inc.	1,508,925	94,111,652

Banks — 7.1%
Associated Banc-Corp.	4,725,740	100,894,549
BancorpSouth Bank	2,609,861	73,650,278
Bank of Hawaii Corp.	1,188,928	93,770,751
Bank OZK	3,476,231	100,741,174
Cathay General Bancorp.	2,209,640	74,928,892
Chemical Financial Corp.	2,060,488	84,809,686
Commerce Bancshares Inc.	2,843,868	165,114,970
Cullen/Frost Bankers Inc.	1,815,253	176,206,609
East West Bancorp. Inc.	4,178,818	200,457,900
First Financial Bankshares Inc.	1,942,403	112,232,045
First Horizon National Corp.	9,161,776	128,081,629
FNB Corp.	9,324,776	98,842,626
Fulton Financial Corp.	4,895,250	75,778,470
Hancock Whitney Corp.	2,472,947	99,907,059
Home BancShares Inc./AR	4,473,588	78,600,941
International Bancshares Corp.	1,573,603	59,844,122
PacWest Bancorp.	3,477,987	130,807,091
Pinnacle Financial Partners Inc.	2,097,039	114,708,033
Prosperity Bancshares Inc.	1,910,523	131,940,718
Signature Bank/New York NY	1,584,520	202,929,476
Sterling Bancorp./DE	6,116,902	113,957,884
Synovus Financial Corp.	4,568,904	156,987,542
TCF Financial Corp.	4,732,296	97,911,204
Texas Capital Bancshares Inc.(a)(b)	1,447,620	79,025,576
Trustmark Corp.	1,875,308	63,066,608
UMB Financial Corp.	1,272,692	81,503,196
Umpqua Holdings Corp.	6,358,323	104,912,330
United Bankshares Inc./WV	2,936,801	106,429,668
Valley National Bancorp.	9,565,992	91,642,203
Webster Financial Corp.	2,657,691	134,665,203
Wintrust Financial Corp.	1,628,565	109,651,282

		3,443,999,715

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	250,827	73,926,242

Biotechnology — 0.9%
Exelixis Inc.(a)(b)	8,651,793	205,912,674
Ligand Pharmaceuticals Inc.(a)(b)	588,851	74,024,459

Security	Shares	Value
Biotechnology (continued)
United Therapeutics Corp.(a)(b)	1,259,184	$147,790,426

		427,727,559

Building Products — 0.9%
Lennox International Inc.	1,032,663	273,036,097
Resideo Technologies Inc.(a)(b)	3,552,716	68,531,892
Trex Co. Inc.(a)	1,693,194	104,165,295

		445,733,284

Capital Markets — 3.0%
Eaton Vance Corp., NVS	3,315,554	133,649,982
Evercore Inc., Class A	1,183,226	107,673,566
FactSet Research Systems Inc.	1,094,588	271,753,363
Federated Investors Inc., Class B	2,762,441	80,967,146
Interactive Brokers Group Inc., Class A(b)	2,158,358	111,975,613
Janus Henderson Group PLC	4,744,951	118,528,876
Legg Mason Inc.	2,463,560	67,427,637
MarketAxess Holdings Inc.(b)	1,084,456	266,862,932
SEI Investments Co.	3,720,853	194,414,569
Stifel Financial Corp.	2,067,575	109,085,257

		1,462,338,941

Chemicals — 2.8%
Ashland Global Holdings Inc.	1,803,042	140,871,671
Cabot Corp.	1,719,704	71,591,278
Chemours Co. (The)	4,813,950	178,886,382
Ingevity Corp.(a)	1,197,268	126,443,473
Minerals Technologies Inc.(b)	1,018,232	59,861,859
NewMarket Corp.	250,647	108,670,513
Olin Corp.	4,743,670	109,768,524
PolyOne Corp.	2,237,431	65,579,103
RPM International Inc.	3,786,723	219,781,403
Scotts Miracle-Gro Co. (The)	1,131,467	88,910,677
Sensient Technologies Corp.	1,219,795	82,689,903
Valvoline Inc.	5,424,359	100,676,103

		1,353,730,889

Commercial Services & Supplies — 1.5%
Brink’s Co. (The)(b)	1,426,665	107,584,808
Clean Harbors Inc.(a)(b)	1,461,844	104,565,701
Deluxe Corp.	1,253,922	54,821,470
Healthcare Services Group Inc.	2,121,512	69,988,681
Herman Miller Inc.	1,701,686	59,865,314
HNI Corp.	1,251,308	45,409,967
MSA Safety Inc.	1,009,681	104,401,015
Pitney Bowes Inc.	5,406,366	37,141,735
Stericycle Inc.(a)(b)	2,453,010	133,492,804

		717,271,495

Communications Equipment — 1.5%
ARRIS International PLC(a)(b)	4,713,626	148,997,718
Ciena Corp.(a)(b)	4,143,337	154,712,204
InterDigital Inc.	938,376	61,914,048
Lumentum Holdings Inc.(a)(b)	2,188,374	123,730,666
NetScout Systems Inc.(a)(b)	2,024,468	56,826,817
Plantronics Inc.	944,583	43,554,722
ViaSat Inc.(a)(b)	1,635,819	126,775,972

		716,512,147

Construction & Engineering — 1.2%
AECOM(a)(b)	4,488,475	133,173,053
Dycom Industries Inc.(a)(b)	903,801	41,520,618
EMCOR Group Inc.	1,610,317	117,681,966
Granite Construction Inc.	1,346,875	58,117,656

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction & Engineering (continued)
KBR Inc.	4,058,219	$77,471,401
MasTec Inc.(a)(b)	1,775,241	85,389,092
Valmont Industries Inc.	630,286	82,000,209

		595,353,995

Construction Materials — 0.2%
Eagle Materials Inc.(b)	1,324,016	111,614,549

Consumer Finance — 0.6%
Green Dot Corp., Class A(a)(b)	1,368,442	82,996,007
Navient Corp.	6,268,637	72,528,130
SLM Corp.(b)	12,570,261	124,571,287

		280,095,424

Containers & Packaging — 1.4%
AptarGroup Inc.	1,813,612	192,950,181
Bemis Co. Inc.	2,624,778	145,622,684
Greif Inc., Class A, NVS	760,541	31,372,316
Owens-Illinois Inc.	4,429,403	84,070,069
Silgan Holdings Inc.	2,231,507	66,119,552
Sonoco Products Co.	2,878,644	177,122,965

		697,257,767

Distributors — 0.4%
Pool Corp.	1,135,063	187,251,343

Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)(b)	1,665,172	77,130,767
Graham Holdings Co., Class B	125,556	85,777,348
Service Corp. International/U.S	5,214,249	209,352,097
Sotheby’s(a)	952,817	35,968,842
Weight Watchers International Inc.(a)(b)	1,127,706	22,723,276

		430,952,330

Electric Utilities — 1.6%
ALLETE Inc.	1,485,132	122,122,404
Hawaiian Electric Industries Inc.	3,134,670	127,800,496
IDACORP Inc.	1,452,402	144,572,095
OGE Energy Corp.	5,746,896	247,806,156
PNM Resources Inc.	2,289,974	108,407,369

		750,708,520

Electrical Equipment — 1.3%
Acuity Brands Inc.	1,148,849	137,873,369
EnerSys	1,240,927	80,858,803
Hubbell Inc.	1,573,636	185,657,575
nVent Electric PLC	4,639,894	125,184,340
Regal Beloit Corp.	1,230,319	100,726,217

		630,300,304

Electronic Equipment, Instruments & Components — 4.2%
Arrow Electronics Inc.(a)(b)	2,447,348	188,592,637
Avnet Inc.	3,121,415	135,375,769
Belden Inc.(b)	1,133,834	60,886,886
Cognex Corp.(b)	4,915,084	249,981,172
Coherent Inc.(a)(b)	702,379	99,541,152
Jabil Inc.	4,045,705	107,575,296
Littelfuse Inc.	711,102	129,761,893
National Instruments Corp.	3,234,379	143,477,052
SYNNEX Corp.	1,195,885	114,075,470
Tech Data Corp.(a)(b)	1,076,972	110,292,703
Trimble Inc.(a)(b)	7,238,683	292,442,793
Vishay Intertechnology Inc.	3,812,915	70,424,540
Zebra Technologies Corp., Class A(a)	1,550,667	324,911,256

		2,027,338,619

Security	Shares	Value
Energy Equipment & Services — 1.2%
Apergy Corp.(a)(b)	2,231,964	$91,644,442
Core Laboratories NV	1,272,966	87,745,546
Ensco PLC, Class A(b)	12,566,192	49,385,135
McDermott International Inc.(a)(b)	5,239,883	38,984,730
Oceaneering International Inc.(a)	2,835,016	44,708,202
Patterson-UTI Energy Inc.	6,133,709	85,994,600
Rowan Companies PLC, Class A(a)	3,686,841	39,781,014
Transocean Ltd.(a)(b)	14,576,967	126,965,383

		565,209,052

Entertainment — 1.0%
Cinemark Holdings Inc.	3,070,636	122,794,734
Live Nation Entertainment Inc.(a)(b)	3,979,387	252,850,250
World Wrestling Entertainment Inc., Class A(b)	1,257,073	109,088,795

		484,733,779

Equity Real Estate Investment Trusts (REITs) — 9.6%
Alexander & Baldwin Inc.	1,952,920	49,682,285
American Campus Communities Inc.	3,946,617	187,780,037
Brixmor Property Group Inc.	8,599,278	157,968,737
Camden Property Trust	2,781,036	282,275,154
CoreCivic Inc.	3,406,806	66,262,377
CoreSite Realty Corp.	1,055,538	112,963,677
Corporate Office Properties Trust	3,178,669	86,777,664
Cousins Properties Inc.	12,066,307	116,560,526
CyrusOne Inc.	3,118,562	163,537,391
Douglas Emmett Inc.	4,660,309	188,369,690
EPR Properties	2,157,795	165,934,435
First Industrial Realty Trust Inc.	3,642,521	128,799,542
GEO Group Inc. (The)	3,488,016	66,969,907
Healthcare Realty Trust Inc.	3,602,864	115,687,963
Highwoods Properties Inc.	2,981,123	139,456,934
Hospitality Properties Trust	4,733,164	124,529,545
JBG SMITH Properties	3,175,333	131,300,019
Kilroy Realty Corp.	2,904,296	220,610,324
Lamar Advertising Co., Class A	2,454,427	194,537,884
Liberty Property Trust	4,264,716	206,497,549
Life Storage Inc.	1,341,910	130,527,586
Mack-Cali Realty Corp.	2,593,866	57,583,825
Medical Properties Trust Inc.	10,983,966	203,313,211
National Retail Properties Inc.	4,650,493	257,590,807
Omega Healthcare Investors Inc.	5,874,660	224,118,279
Pebblebrook Hotel Trust	3,753,255	116,576,100
PotlatchDeltic Corp.	1,954,480	73,859,799
Rayonier Inc.	3,722,992	117,348,708
Sabra Health Care REIT Inc.	5,140,708	100,089,585
Senior Housing Properties Trust	6,846,802	80,655,328
Tanger Factory Outlet Centers Inc.	2,699,400	56,633,412
Taubman Centers Inc.	1,759,439	93,039,134
Uniti Group Inc.	5,141,655	57,535,119
Urban Edge Properties	3,304,423	62,784,037
Weingarten Realty Investors	3,442,021	101,092,157

		4,639,248,727

Food & Staples Retailing — 0.4%
Casey’s General Stores Inc.(b)	1,053,833	135,702,076
Sprouts Farmers Market Inc.(a)(b)	3,576,771	77,043,647

		212,745,723

Food Products — 1.8%
Flowers Foods Inc.	5,275,152	112,466,241
Hain Celestial Group Inc. (The)(a)(b)	2,580,485	59,660,813
Ingredion Inc.	1,921,138	181,912,557

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Lancaster Colony Corp.	562,460	$88,131,858
Post Holdings Inc.(a)(b)	1,916,593	209,675,274
Sanderson Farms Inc.	561,475	74,024,864
Tootsie Roll Industries Inc.(b)	551,461	20,536,399
TreeHouse Foods Inc.(a)(b)	1,615,900	104,306,345

		850,714,351

Gas Utilities — 1.9%
National Fuel Gas Co.	2,484,841	151,475,907
New Jersey Resources Corp.	2,555,356	127,231,175
ONE Gas Inc.	1,513,346	134,733,195
Southwest Gas Holdings Inc.	1,527,286	125,634,546
Spire Inc.	1,460,956	120,222,069
UGI Corp.	5,003,185	277,276,513

		936,573,405

Health Care Equipment & Supplies — 3.8%
Avanos Medical Inc.(a)(b)	1,371,513	58,536,175
Cantel Medical Corp.(b)	1,045,506	69,933,896
Globus Medical Inc., Class A(a)(b)	2,192,441	108,328,510
Haemonetics Corp.(a)	1,467,508	128,377,600
Hill-Rom Holdings Inc.	1,921,501	203,410,096
ICU Medical Inc.(a)(b)	477,187	114,205,165
Inogen Inc.(a)(b)	513,459	48,968,585
Integra LifeSciences Holdings Corp.(a)(b)	2,040,962	113,722,402
LivaNova PLC(a)(b)	1,401,586	136,304,238
Masimo Corp.(a)(b)	1,409,774	194,943,549
NuVasive Inc.(a)(b)	1,483,962	84,274,202
STERIS PLC(a)	2,438,468	312,197,058
West Pharmaceutical Services Inc.	2,134,144	235,182,669

		1,808,384,145

Health Care Providers & Services — 2.4%
Acadia Healthcare Co. Inc.(a)(b)	2,555,429	74,899,624
Amedisys Inc.(a)(b)	840,578	103,609,644
Chemed Corp.	459,859	147,187,070
Covetrus Inc.(a)(b)	2,753,895	87,711,556
Encompass Health Corp.	2,845,064	166,151,738
HealthEquity Inc.(a)(b)	1,561,254	115,501,571
MEDNAX Inc.(a)(b)	2,533,490	68,834,923
Molina Healthcare Inc.(a)(b)	1,797,012	255,103,824
Patterson Companies Inc.	2,373,039	51,850,902
Tenet Healthcare Corp.(a)(b)	2,387,901	68,867,065

		1,139,717,917

Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)(b)	4,921,111	46,947,399
Medidata Solutions Inc.(a)(b)	1,793,035	131,321,883

		178,269,282

Hotels, Restaurants & Leisure — 4.1%
Boyd Gaming Corp.	2,308,625	63,163,980
Brinker International Inc.	1,076,438	47,772,318
Caesars Entertainment Corp.(a)(b)	16,788,468	145,891,787
Cheesecake Factory Inc. (The)	1,197,294	58,571,623
Churchill Downs Inc.	1,021,955	92,241,658
Cracker Barrel Old Country Store Inc.	693,777	112,121,301
Domino’s Pizza Inc.	1,181,192	304,865,655
Dunkin’ Brands Group Inc.	2,380,860	178,802,586
Eldorado Resorts Inc.(a)(b)	1,875,488	87,566,535
International Speedway Corp., Class A	686,978	29,972,850
Jack in the Box Inc.	741,253	60,085,968
Marriott Vacations Worldwide Corp.	1,135,277	106,148,400
Papa John’s International Inc.(b)	644,376	34,119,709

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Penn National Gaming Inc.(a)(b)	3,060,818	$61,522,442
Scientific Games Corp./DE, Class A(a)(b)	1,595,037	32,570,656
Six Flags Entertainment Corp.	2,053,511	101,340,768
Texas Roadhouse Inc.	1,917,126	119,226,066
Wendy’s Co. (The)	5,243,296	93,802,565
Wyndham Destinations Inc.	2,715,145	109,936,221
Wyndham Hotels & Resorts Inc.	2,818,921	140,917,861

		1,980,640,949

Household Durables — 1.5%
Helen of Troy Ltd.(a)(b)	737,809	85,556,332
KB Home(b)	2,431,872	58,778,346
NVR Inc.(a)(b)	97,842	270,728,814
Tempur Sealy International Inc.(a)(b)	1,318,375	76,030,686
Toll Brothers Inc.	3,862,446	139,820,545
TRI Pointe Group Inc.(a)(b)	4,090,844	51,708,268
Tupperware Brands Corp.	1,394,965	35,683,205

		718,306,196

Household Products — 0.2%
Energizer Holdings Inc.	1,834,038	82,403,327

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	1,651,033	202,449,666

Insurance — 4.6%
Alleghany Corp.(a)	416,258	254,916,399
American Financial Group Inc./OH	1,984,087	190,889,010
Brown & Brown Inc.	6,690,984	197,450,938
CNO Financial Group Inc.	4,630,575	74,922,704
First American Financial Corp.	3,193,501	164,465,302
Genworth Financial Inc., Class A(a)(b)	14,395,431	55,134,501
Hanover Insurance Group Inc. (The)	1,167,947	133,344,509
Kemper Corp.	1,695,417	129,089,050
Mercury General Corp.	781,619	39,135,663
Old Republic International Corp.	8,204,687	171,642,052
Primerica Inc.	1,226,495	149,816,364
Reinsurance Group of America Inc.	1,789,850	254,122,903
RenaissanceRe Holdings Ltd.	1,216,153	174,517,956
WR Berkley Corp.	2,750,117	232,989,912

		2,222,437,263

Interactive Media & Services — 0.2%
Cars.com Inc.(a)(b)	1,791,456	40,845,197
Yelp Inc.(a)(b)	2,180,372	75,222,834

		116,068,031

IT Services — 2.7%
CACI International Inc., Class A(a)(b)	715,555	130,245,321
CoreLogic Inc.(a)(b)	2,301,164	85,741,371
Leidos Holdings Inc.	4,205,994	269,562,155
LiveRamp Holdings Inc.(a)(b)	1,961,483	107,038,127
MAXIMUS Inc.	1,836,530	130,356,899
Perspecta Inc.	4,040,745	81,703,864
Sabre Corp.	7,926,061	169,538,445
Science Applications International Corp.	1,468,402	112,993,534
WEX Inc.(a)(b)	1,240,041	238,075,472

		1,325,255,188

Leisure Products — 0.5%
Brunswick Corp./DE	2,504,337	126,043,281
Polaris Industries Inc.	1,649,965	139,306,545

		265,349,826

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories Inc., Class A(a)	580,287	$177,382,130
Bio-Techne Corp.(b)	1,088,578	216,137,162
Charles River Laboratories International Inc.(a)(b)	1,390,085	201,909,846
PRA Health Sciences Inc.(a)(b)	1,699,651	187,454,509
Syneos Health Inc.(a)(b)	1,754,017	90,787,920

		873,671,567

Machinery — 5.0%
AGCO Corp.	1,849,193	128,611,373
Colfax Corp.(a)(b)	2,738,567	81,280,669
Crane Co.	1,461,539	123,675,430
Donaldson Co. Inc.	3,683,396	184,390,804
Graco Inc.	4,755,391	235,486,962
IDEX Corp.	2,181,748	331,058,442
ITT Inc.	2,516,253	145,942,674
Kennametal Inc.	2,363,915	86,873,876
Lincoln Electric Holdings Inc.	1,821,496	152,768,870
Nordson Corp.	1,487,033	197,061,613
Oshkosh Corp.	2,017,480	151,573,272
Terex Corp.	1,781,561	57,241,555
Timken Co. (The)	1,965,830	85,749,505
Toro Co. (The)	3,052,397	210,127,009
Trinity Industries Inc.	3,828,229	83,187,416
Woodward Inc.	1,609,371	152,713,214

		2,407,742,684

Marine — 0.2%
Kirby Corp.(a)(b)	1,550,794	116,480,137

Media — 1.2%
AMC Networks Inc., Class A(a)(b)	1,292,389	73,356,000
Cable One Inc.	142,845	140,185,226
John Wiley & Sons Inc., Class A	1,298,694	57,428,249
Meredith Corp.	1,153,644	63,750,367
New York Times Co. (The), Class A(b)	4,088,294	134,300,458
TEGNA Inc.	6,227,763	87,811,458

		556,831,758

Metals & Mining — 2.0%
Allegheny Technologies Inc.(a)(b)	3,611,943	92,357,383
Carpenter Technology Corp.	1,368,728	62,756,179
Commercial Metals Co.	3,389,729	57,896,571
Compass Minerals International Inc.	979,409	53,250,467
Reliance Steel & Aluminum Co.	1,932,651	174,441,079
Royal Gold Inc.	1,885,793	171,475,158
Steel Dynamics Inc.	6,603,701	232,912,534
U.S. Steel Corp.	4,973,022	96,924,199
Worthington Industries Inc.	1,134,373	42,334,800

		984,348,370

Multi-Utilities — 0.8%
Black Hills Corp.	1,557,820	115,387,727
MDU Resources Group Inc.	5,646,695	145,854,132
NorthWestern Corp.	1,450,827	102,152,729

		363,394,588

Multiline Retail — 0.3%
Dillard’s Inc., Class A(b)	535,286	38,551,298
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,484,083	126,636,802

		165,188,100

Oil, Gas & Consumable Fuels — 2.7%
Callon Petroleum Co.(a)(b)	6,574,220	49,635,361
Chesapeake Energy Corp.(a)(b)	30,032,967	93,102,198
CNX Resources Corp.(a)(b)	5,704,614	61,438,693

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	7,336,750	$152,164,195
Equitrans Midstream Corp.(b)	5,850,034	127,413,740
Matador Resources Co.(a)(b)	2,977,916	57,563,116
Murphy Oil Corp.	4,684,073	137,243,339
Oasis Petroleum Inc.(a)(b)	7,756,717	46,850,571
PBF Energy Inc., Class A	3,447,771	107,363,589
QEP Resources Inc.(a)(b)	6,780,207	52,817,813
Range Resources Corp.(b)	5,990,166	67,329,466
SM Energy Co.(b)	2,984,760	52,203,452
Southwestern Energy Co.(a)(b)	15,540,755	72,886,141
World Fuel Services Corp.	1,929,164	55,733,548
WPX Energy Inc.(a)(b)	11,380,946	149,204,202

		1,282,949,424

Paper & Forest Products — 0.4%
Domtar Corp.	1,814,944	90,111,970
Louisiana-Pacific Corp.	3,905,648	95,219,698

		185,331,668

Personal Products — 0.3%
Edgewell Personal Care Co.(a)	1,556,092	68,296,878
Nu Skin Enterprises Inc., Class A	1,599,548	76,554,367

		144,851,245

Pharmaceuticals — 0.6%
Catalent Inc.(a)(b)	4,196,459	170,334,271
Mallinckrodt PLC(a)(b)	2,415,161	52,505,600
Prestige Consumer Healthcare Inc.(a)(b)	1,485,377	44,427,626

		267,267,497

Professional Services — 0.8%
ASGN Inc.(a)(b)	1,512,733	96,043,418
Insperity Inc.	1,072,253	132,594,806
ManpowerGroup Inc.	1,738,963	143,794,851

		372,433,075

Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.	1,315,138	202,767,977
Realogy Holdings Corp.(b)	3,290,214	37,508,439

		240,276,416

Road & Rail — 1.8%
Avis Budget Group Inc.(a)(b)	1,831,341	63,840,547
Genesee & Wyoming Inc., Class A(a)(b)	1,620,698	141,227,624
Knight-Swift Transportation Holdings Inc.(b)	3,582,206	117,066,492
Landstar System Inc.	1,154,294	126,268,221
Old Dominion Freight Line Inc.(b)	1,868,131	269,739,435
Ryder System Inc.	1,532,930	95,026,331
Werner Enterprises Inc.	1,262,695	43,121,034

		856,289,684

Semiconductors & Semiconductor Equipment — 3.1%
Cirrus Logic Inc.(a)(b)	1,708,787	71,888,669
Cree Inc.(a)(b)	2,974,027	170,173,825
Cypress Semiconductor Corp.	10,481,891	156,389,814
First Solar Inc.(a)(b)	2,177,219	115,044,252
MKS Instruments Inc.	1,560,243	145,180,611
Monolithic Power Systems Inc.	1,137,351	154,099,687
Silicon Laboratories Inc.(a)(b)	1,239,027	100,187,723
Synaptics Inc.(a)(b)	992,913	39,468,292
Teradyne Inc.	5,004,750	199,389,240
Universal Display Corp.(b)	1,221,984	186,780,255
Versum Materials Inc.	3,142,840	158,116,280

		1,496,718,648

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Software — 4.2%
ACI Worldwide Inc.(a)(b)	3,346,204	$109,989,726
Blackbaud Inc.(b)	1,397,096	111,390,464
CDK Global Inc.	3,586,727	210,971,282
CommVault Systems Inc.(a)(b)	1,113,926	72,115,569
Fair Isaac Corp.(a)(b)	836,250	227,150,588
j2 Global Inc.	1,331,619	115,318,205
LogMeIn Inc.	1,463,000	117,186,300
Manhattan Associates Inc.(a)(b)	1,869,773	103,043,190
PTC Inc.(a)(b)	3,072,535	283,226,276
Teradata Corp.(a)(b)	3,379,159	147,500,290
Tyler Technologies Inc.(a)(b)	1,101,530	225,152,732
Ultimate Software Group Inc. (The)(a)	911,837	301,024,749

		2,024,069,371

Specialty Retail — 2.1%
Aaron’s Inc.(b)	1,938,927	101,987,560
American Eagle Outfitters Inc.	4,821,231	106,886,691
AutoNation Inc.(a)(b)	1,654,723	59,106,706
Bed Bath & Beyond Inc.	3,953,220	67,165,208
Dick’s Sporting Goods Inc.	2,122,832	78,141,446
Five Below Inc.(a)(b)	1,606,212	199,571,841
Michaels Companies Inc. (The)(a)(b)	2,578,377	29,445,065
Murphy USA Inc.(a)(b)	866,922	74,225,862
Sally Beauty Holdings Inc.(a)(b)	3,483,645	64,133,904
Signet Jewelers Ltd.	1,500,406	40,751,027
Urban Outfitters Inc.(a)(b)	2,164,374	64,152,045
Williams-Sonoma Inc.	2,307,396	129,837,173

		1,015,404,528

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	3,431,374	93,642,196

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	1,310,441	132,079,348
Deckers Outdoor Corp.(a)(b)	837,866	123,157,923
Skechers U.S.A. Inc., Class A(a)(b)	3,841,460	129,111,471

		384,348,742

Thrifts & Mortgage Finance — 0.6%
LendingTree Inc.(a)(b)	214,347	75,355,831
New York Community Bancorp. Inc.	13,416,656	155,230,710
Washington Federal Inc.	2,334,137	67,433,218

		298,019,759

Trading Companies & Distributors — 0.8%
GATX Corp.	1,054,788	80,554,160
MSC Industrial Direct Co. Inc., Class A	1,298,583	107,405,800
NOW Inc.(a)(b)	3,130,674	43,704,209
Watsco Inc.	925,087	132,481,709

		364,145,878

Water Utilities — 0.4%
Aqua America Inc.	5,133,800	187,075,672

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems Inc.	2,702,761	83,055,846

Total Common Stocks — 99.8% (Cost: $44,423,486,841)		48,124,073,434

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	2,341,241,894	2,342,178,391

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	64,832,167	$64,832,167

		2,407,010,558

Total Short-Term Investments — 5.0% (Cost: $2,406,260,711)		2,407,010,558

Total Investments in Securities — 104.8% (Cost: $46,829,747,552)		50,531,083,992

Other Assets, Less Liabilities — (4.8)%		(2,324,754,836)

Net Assets — 100.0%		$48,206,329,156

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.4%
AAR Corp.	22,478	$730,760
Aerojet Rocketdyne Holdings Inc.(a)	47,156	1,675,453
Aerovironment Inc.(a)	12,086	826,803
Air Industries Group(a)(b)	5,668	6,745
Arconic Inc.(b)	287,596	5,495,959
Arotech Corp.(a)(b)	12,346	36,174
Astronics Corp.(a)	12,161	397,908
Astrotech Corp.(a)	1,452	5,285
Axon Enterprise Inc.(a)(b)	38,686	2,104,905
Boeing Co. (The)	345,440	131,757,725
BWX Technologies Inc.	64,590	3,202,372
CPI Aerostructures Inc.(a)(b)	5,531	35,951
Cubic Corp.	18,615	1,046,908
Curtiss-Wright Corp.	28,897	3,275,186
Ducommun Inc.(a)	5,998	261,033
General Dynamics Corp.	178,093	30,147,583
Harris Corp.	76,785	12,263,332
HEICO Corp.	24,137	2,289,877
HEICO Corp., Class A	47,484	3,991,505
Hexcel Corp.	58,467	4,043,578
Huntington Ingalls Industries Inc.	27,509	5,699,865
Innovative Solutions & Support Inc.(a)(b)	11,018	33,164
KeyW Holding Corp. (The)(a)(b)	24,130	208,001
Kratos Defense & Security Solutions Inc.(a)	46,117	720,809
L3 Technologies Inc.	52,083	10,748,369
Lockheed Martin Corp.	161,775	48,558,384
Mercury Systems Inc.(a)	30,587	1,960,015
MICT Inc.(a)	4,533	5,711
Moog Inc., Class A	22,507	1,956,984
National Presto Industries Inc.	4,949	537,214
Northrop Grumman Corp.	111,281	30,001,358
Raytheon Co.	185,055	33,694,814
SIFCO Industries Inc.(a)	614	1,695
Spirit AeroSystems Holdings Inc., Class A	70,839	6,483,894
Teledyne Technologies Inc.(a)	24,465	5,798,450
Textron Inc.	154,190	7,811,265
TransDigm Group Inc.(a)	31,869	14,468,207
Triumph Group Inc.(b)	28,294	539,284
United Technologies Corp.	532,726	68,663,054
Vectrus Inc.(a)	6,015	159,939
Wesco Aircraft Holdings Inc.(a)(b)	45,717	401,852

		442,047,370

Air Freight & Logistics — 0.6%
Air T Inc.(a)	253	7,653
Air Transport Services Group Inc.(a)(b)	36,178	833,903
Atlas Air Worldwide Holdings Inc.(a)	17,009	859,975
CH Robinson Worldwide Inc.	91,503	7,959,846
Echo Global Logistics Inc.(a)	16,749	415,040
Expeditors International of Washington Inc.	115,175	8,741,783
FedEx Corp.	158,200	28,699,062
Forward Air Corp.	18,158	1,175,367
Hub Group Inc., Class A(a)	22,802	931,462
Radiant Logistics Inc.(a)	18,376	115,769
United Parcel Service Inc., Class B	456,392	50,997,242
XPO Logistics Inc.(a)(b)	68,849	3,699,945

		104,437,047

Airlines — 0.4%
Alaska Air Group Inc.	81,481	4,572,714

Security	Shares	Value
Airlines (continued)
Allegiant Travel Co.	7,975	$1,032,523
American Airlines Group Inc.	256,582	8,149,045
Delta Air Lines Inc.	405,642	20,951,409
Hawaiian Holdings Inc.	35,169	923,186
JetBlue Airways Corp.(a)	210,486	3,443,551
Mesa Air Group Inc.(a)	39,386	328,479
SkyWest Inc.	35,507	1,927,675
Southwest Airlines Co.	326,550	16,951,211
Spirit Airlines Inc.(a)(b)	45,458	2,402,910
United Continental Holdings Inc.(a)	147,609	11,776,246

		72,458,949

Auto Components — 0.3%
Adient PLC	64,731	838,914
American Axle & Manufacturing Holdings Inc.(a)(b)	68,789	984,371
Aptiv PLC	169,984	13,512,028
Autoliv Inc.	53,178	3,910,178
BorgWarner Inc.	127,045	4,879,798
Cooper Tire & Rubber Co.	34,901	1,043,191
Cooper-Standard Holdings Inc.(a)	9,380	440,485
Dana Inc.	96,726	1,715,919
Delphi Technologies PLC	57,853	1,114,249
Dorman Products Inc.(a)(b)	17,253	1,519,817
Fox Factory Holding Corp.(a)	25,704	1,796,453
Garrett Motion Inc.(a)	47,395	698,128
Gentex Corp.	163,641	3,384,096
Gentherm Inc.(a)	19,749	727,948
Goodyear Tire & Rubber Co. (The)	158,458	2,876,013
Horizon Global Corp.(a)(b)	30,432	59,038
LCI Industries	17,067	1,311,087
Lear Corp.	41,398	5,618,123
Modine Manufacturing Co.(a)	45,648	633,138
Motorcar Parts of America Inc.(a)(b)	22,168	418,310
Shiloh Industries Inc.(a)(b)	5,937	32,653
Standard Motor Products Inc.	19,383	951,705
Stoneridge Inc.(a)	17,286	498,874
Strattec Security Corp.	13,157	386,553
Superior Industries International Inc.	45,576	216,942
Sypris Solutions Inc.(a)	11,771	13,066
Tenneco Inc., Class A	27,890	618,042
Tower International Inc.	28,062	590,144
Unique Fabricating Inc.	714	3,206
UQM Technologies Inc.(a)(b)	28,423	46,898
Veoneer Inc.(a)(b)	59,335	1,356,991
Visteon Corp.(a)(b)	16,624	1,119,626
Workhorse Group Inc.(a)(b)	11,434	7,032

		53,323,016

Automobiles — 0.5%
Ford Motor Co.	2,563,753	22,509,751
General Motors Co.	862,469	31,997,600
Harley-Davidson Inc.	98,981	3,529,662
Tesla Inc.(a)(b)	89,708	25,105,681
Thor Industries Inc.	32,931	2,053,907
Winnebago Industries Inc.	19,099	594,934

		85,791,535

Banks — 5.5%
1st Constitution Bancorp.	5,162	91,729
1st Source Corp.	11,052	496,345
ACNB Corp.	5,156	190,772
Allegiance Bancshares Inc.(a)	693	23,368

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Amalgamated Bank, Class A	22,208	$347,555
American National Bankshares Inc.	5,675	198,171
American River Bankshares	5,225	67,925
Ameris Bancorp.	27,014	927,931
AmeriServ Financial Inc.	11,475	46,129
Ames National Corp.	5,869	160,869
Arrow Financial Corp.	6,971	229,276
Associated Banc-Corp.	105,747	2,257,698
Atlantic Capital Bancshares Inc.(a)	5,535	98,689
Auburn National BanCorp. Inc.	595	23,461
Banc of California Inc.	34,109	472,069
BancFirst Corp.	11,282	588,356
Bancorp. Inc. (The)(a)	23,127	186,866
Bancorp. of New Jersey Inc.(a)(b)	5,335	71,329
BancorpSouth Bank	53,051	1,497,099
Bank of America Corp.	5,914,608	163,184,035
Bank of Commerce Holdings	6,521	68,797
Bank of Hawaii Corp.	28,464	2,244,956
Bank of Marin Bancorp.	10,068	409,667
Bank of Princeton (The)	11,532	365,910
Bank of South Carolina Corp.	960	17,501
Bank of the James Financial Group Inc.	775	10,633
Bank OZK	75,006	2,173,674
BankFinancial Corp.	29	431
BankUnited Inc.	71,314	2,381,888
Bankwell Financial Group Inc.	5,116	149,285
Banner Corp.	17,855	967,205
Bar Harbor Bankshares	10,942	283,070
BB&T Corp.	511,939	23,820,522
BCB Bancorp. Inc.	5,892	78,953
Berkshire Hills Bancorp. Inc.	29,778	811,153
Blue Hills Bancorp. Inc.	17,473	417,605
BOK Financial Corp.	19,985	1,629,777
Boston Private Financial Holdings Inc.	41,027	449,656
Bridge Bancorp. Inc.	5,917	173,368
Brookline Bancorp. Inc.	34,424	495,706
Bryn Mawr Bank Corp.	11,917	430,561
Business First Bancshares Inc.	15,111	370,824
Byline Bancorp Inc.(a)	19,170	354,262
C&F Financial Corp.	704	35,622
Cadence BanCorp.	83,185	1,543,082
Cambridge Bancorp.	4,612	382,104
Camden National Corp.	6,397	266,883
Capital City Bank Group Inc.	6,029	131,312
Capstar Financial Holdings Inc.	23,452	338,647
Carolina Financial Corp.	13,367	462,365
Carolina Trust Bancshares Inc.(a)(b)	5,052	41,426
Cathay General Bancorp.	46,736	1,584,818
CB Financial Services Inc.	829	19,672
CBTX Inc.	11,644	378,081
CenterState Bank Corp.	42,640	1,015,258
Central Pacific Financial Corp.	9,084	261,983
Central Valley Community Bancorp.	5,822	113,820
Century Bancorp. Inc./MA, Class A, NVS	635	46,355
Chemical Financial Corp.	50,012	2,058,494
Chemung Financial Corp.	774	36,324
CIT Group Inc.	71,222	3,416,519
Citigroup Inc.	1,547,401	96,279,290
Citizens & Northern Corp.	6,487	162,434
Citizens Financial Group Inc.	312,748	10,164,310

Security	Shares	Value
Banks (continued)
Citizens First Corp.	289	$7,170
Citizens Holding Co.	828	18,671
City Holding Co.	10,834	825,442
Civista Bancshares Inc.	6,041	131,875
CNB Financial Corp./PA	6,620	167,287
Codorus Valley Bancorp. Inc.	5,675	121,161
Colony Bankcorp Inc.	5,169	88,390
Columbia Banking System Inc.	36,881	1,205,640
Comerica Inc.	108,368	7,945,542
Commerce Bancshares Inc.	69,136	4,014,036
Community Bank System Inc.	25,628	1,531,786
Community Bankers Trust Corp.	12,576	92,056
Community Financial Corp. (The)	880	24,966
Community Trust Bancorp. Inc.	11,391	467,714
Community West Bancshares	5,175	52,681
ConnectOne Bancorp. Inc.	17,497	344,691
County Bancorp. Inc.	862	15,171
Cullen/Frost Bankers Inc.	40,096	3,892,119
Customers Bancorp. Inc.(a)	16,754	306,766
CVB Financial Corp.	63,301	1,332,486
DNB Financial Corp.(b)	618	23,342
Eagle Bancorp. Inc.(a)	18,365	921,923
Eagle Bancorp. Montana Inc.	850	14,399
East West Bancorp. Inc.	92,657	4,444,756
Emclaire Financial Corp.	214	6,591
Enterprise Bancorp. Inc./MA	5,278	151,637
Enterprise Financial Services Corp.	11,846	482,961
Equity Bancshares Inc., Class A(a)(b)	6,032	173,722
Esquire Financial Holdings Inc.(a)	17,494	398,163
Evans Bancorp. Inc.	793	28,270
Farmers & Merchants Bancorp. Inc./Archbold OH	13,494	406,169
Farmers National Banc Corp.	11,534	159,054
Fauquier Bankshares Inc.	831	16,229
FB Financial Corp.	11,133	353,584
Fidelity D&D Bancorp. Inc.	5,292	312,863
Fidelity Southern Corp.	12,268	336,021
Fifth Third Bancorp.	518,586	13,078,739
Financial Institutions Inc.	6,677	181,481
First Capital Inc.(b)	627	32,290
First Bancorp. Inc./ME	5,939	148,000
First BanCorp./Puerto Rico	113,787	1,303,999
First Bancorp./Southern Pines NC	12,878	447,639
First Bancshares Inc. (The)	5,000	154,500
First Bank/Hamilton NJ	5,597	64,533
First Busey Corp.	27,413	668,877
First Business Financial Services Inc.	5,683	113,774
First Choice Bancorp.(b)	16,770	360,555
First Citizens BancShares Inc./NC, Class A	5,773	2,350,766
First Commonwealth Financial Corp.	43,630	549,738
First Community Bankshares Inc.	11,021	365,236
First Community Corp./SC	5,204	99,240
First Financial Bancorp.	49,860	1,199,632
First Financial Bankshares Inc.	44,147	2,550,814
First Financial Corp./IN	6,150	258,300
First Financial Northwest Inc.	5,933	93,445
First Foundation Inc.	16,328	221,571
First Guaranty Bancshares Inc.	14,228	291,674
First Hawaiian Inc.	71,968	1,874,766
First Horizon National Corp.	202,689	2,833,592
First Internet Bancorp.	843	16,295

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
First Interstate BancSystem Inc., Class A	22,324	$888,942
First Merchants Corp.	24,042	885,948
First Mid-Illinois Bancshares Inc.	279	9,296
First Midwest Bancorp. Inc.	59,039	1,207,938
First Northwest Bancorp.	6,608	102,887
First of Long Island Corp. (The)	16,521	362,306
First Republic Bank/CA(b)	109,566	11,007,000
First Savings Financial Group Inc.	214	11,567
First U.S. Bancshares Inc.	5,093	50,930
First United Corp.	5,325	91,909
Flushing Financial Corp.	17,406	381,714
FNB Corp.	240,396	2,548,198
FNCB Bancorp Inc.(b)	48,789	375,675
Franklin Financial Network Inc.(b)	11,072	321,199
Fulton Financial Corp.	106,045	1,641,577
German American Bancorp. Inc.	11,480	337,512
Glacier Bancorp. Inc.	55,098	2,207,777
Glen Burnie Bancorp.	598	6,345
Great Southern Bancorp. Inc.	5,886	305,483
Great Western Bancorp. Inc.	30,924	976,889
Guaranty Bancshares Inc./TX	12,158	355,257
Hancock Whitney Corp.	60,139	2,429,616
Hanmi Financial Corp.	14,565	309,798
HarborOne Bancorp Inc.(a)(b)	24,025	413,230
Hawthorn Bancshares Inc.	5,191	120,639
Heartland Financial USA Inc.	19,540	833,381
Heritage Commerce Corp.	11,983	144,994
Heritage Financial Corp./WA	17,792	536,251
Hilltop Holdings Inc.	47,520	867,240
Home BancShares Inc./AR	99,429	1,746,968
HomeTown Bankshares Corp.(b)	16,736	239,492
HomeTrust Bancshares Inc.	11,378	286,726
Hope Bancorp Inc.	71,409	934,030
Horizon Bancorp Inc./IN	16,837	270,907
Howard Bancorp. Inc.(a)(b)	701	10,382
Huntington Bancshares Inc./OH	708,466	8,983,349
IBERIABANK Corp.	40,096	2,875,284
Independent Bank Corp./MI	12,492	268,578
Independent Bank Corp./Rockland MA	17,262	1,398,395
Independent Bank Group Inc.	24,480	1,255,579
International Bancshares Corp.	34,959	1,329,491
Investar Holding Corp.	5,205	118,206
Investors Bancorp. Inc.	163,630	1,939,015
JPMorgan Chase & Co.	2,158,322	218,486,936
KeyCorp.	682,361	10,747,186
Lakeland Bancorp. Inc.	24,042	358,947
Lakeland Financial Corp.	17,106	773,533
Landmark Bancorp. Inc./Manhattan KS	744	16,971
LCNB Corp.	5,729	98,252
LegacyTexas Financial Group Inc.	25,679	960,138
Limestone Bancorp. Inc.(a)	457	6,828
Live Oak Bancshares Inc.(b)	24,951	364,534
M&T Bank Corp.	91,698	14,398,420
Macatawa Bank Corp.	17,275	171,713
Mackinac Financial Corp.	764	12,025
Malvern Bancorp. Inc.(a)	5,142	103,457
MBT Financial Corp.	12,307	123,316
Melrose Bancorp. Inc.(b)	628	11,838
Mercantile Bank Corp.	11,088	362,799
Meridian Corp.(a)(b)	1,164	20,999

Security	Shares	Value
Banks (continued)
Metropolitan Bank Holding Corp.(a)	9,993	$347,656
Mid Penn Bancorp. Inc.	790	19,355
Middlefield Banc Corp.	269	11,085
Midland States Bancorp. Inc.	15,147	364,437
MidSouth Bancorp. Inc.(b)	5,916	67,502
MidWestOne Financial Group Inc.	5,541	150,992
MutualFirst Financial Inc.	5,173	155,035
MVB Financial Corp.	23,703	361,471
National Bank Holdings Corp., Class A	17,808	592,294
National Bankshares Inc.	5,544	237,560
National Commerce Corp.(a)	9,956	390,375
NBT Bancorp. Inc.	24,473	881,273
Nicolet Bankshares Inc.(a)(b)	5,518	328,873
Northrim BanCorp. Inc.	5,176	178,158
Norwood Financial Corp.	1,117	34,448
Oak Valley Bancorp.(b)	5,145	90,758
OFG Bancorp.	27,254	539,357
Ohio Valley Banc Corp.	781	28,233
Old Line Bancshares Inc.	7,476	186,377
Old National Bancorp./IN	100,704	1,651,546
Old Point Financial Corp.	766	16,239
Old Second Bancorp. Inc.	17,740	223,347
Opus Bank	12,153	240,629
Origin Bancorp Inc.	10,768	366,650
Orrstown Financial Services Inc.	5,543	103,044
Pacific Mercantile Bancorp.(a)(b)	6,595	50,254
Pacific Premier Bancorp. Inc.	28,018	743,318
PacWest Bancorp.	84,312	3,170,974
Park National Corp.	6,587	624,118
Parke Bancorp. Inc.	5,692	118,906
Patriot National Bancorp Inc.	59	900
Peapack Gladstone Financial Corp.(b)	6,719	176,172
Penns Woods Bancorp. Inc.	4,945	203,239
Peoples Bancorp. Inc./OH	11,675	361,575
Peoples Bancorp. of North Carolina Inc.	893	23,754
Peoples Financial Services Corp.	5,194	234,977
People’s United Financial Inc.	253,950	4,174,938
People’s Utah Bancorp.	594	15,664
Pinnacle Financial Partners Inc.	51,508	2,817,488
Plumas Bancorp.(b)	4,982	113,540
PNC Financial Services Group Inc. (The)	299,486	36,734,953
Popular Inc.	69,354	3,615,424
Preferred Bank/Los Angeles CA	6,350	285,559
Premier Financial Bancorp. Inc.	6,362	99,947
Prosperity Bancshares Inc.	47,043	3,248,790
QCR Holdings Inc.(b)	6,422	217,834
RBB Bancorp.	17,750	333,700
Regions Financial Corp.	690,339	9,768,297
Reliant Bancorp Inc.	16,369	365,356
Renasant Corp.	35,039	1,186,070
Republic Bancorp. Inc./KY, Class A	5,746	256,961
Republic First Bancorp. Inc.(a)	22,560	118,440
S&T Bancorp. Inc.	19,874	785,619
Salisbury Bancorp. Inc.	207	8,528
Sandy Spring Bancorp. Inc.	22,003	688,254
SB Financial Group Inc.	865	15,587
SB One Bancorp.	754	16,377
Seacoast Banking Corp. of Florida(a)	32,820	864,807
Select Bancorp. Inc.(a)	5,738	65,241
ServisFirst Bancshares Inc.	27,703	935,253

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Shore Bancshares Inc.	6,660	$99,301
Sierra Bancorp.	6,070	147,501
Signature Bank/New York NY	37,422	4,792,636
Simmons First National Corp., Class A	56,670	1,387,282
SmartFinancial Inc.(a)	5,279	99,826
Sound Financial Bancorp. Inc.	260	8,827
South State Corp.	23,475	1,604,281
Southern First Bancshares Inc.(a)(b)	5,091	172,432
Southern National Bancorp. of Virginia Inc.	11,223	164,417
Southside Bancshares Inc.	16,091	534,704
Southwest Georgia Financial Corp.	281	5,797
Spirit of Texas Bancshares Inc.(a)(b)	17,198	364,598
Sterling Bancorp./DE	134,756	2,510,504
Stewardship Financial Corp.	5,141	47,554
Stock Yards Bancorp. Inc.	12,093	408,864
Summit Financial Group Inc.	5,813	154,103
Summit State Bank	868	10,051
SunTrust Banks Inc.	294,681	17,459,849
SVB Financial Group(a)	34,234	7,612,272
Synovus Financial Corp.	106,963	3,675,249
TCF Financial Corp.	105,976	2,192,643
Texas Capital Bancshares Inc.(a)(b)	29,837	1,628,802
Tompkins Financial Corp.	6,504	494,759
TowneBank/Portsmouth VA	40,362	998,959
TriCo Bancshares	11,839	465,154
TriState Capital Holdings Inc.(a)(b)	12,319	251,677
Triumph Bancorp. Inc.(a)(b)	21,825	641,437
Trustmark Corp.	32,524	1,093,782
Two River Bancorp.(b)	5,643	89,442
U.S. Bancorp.	997,065	48,048,562
UMB Financial Corp.	28,427	1,820,465
Umpqua Holdings Corp.	139,847	2,307,475
Union Bankshares Corp.	53,215	1,720,441
Union Bankshares Inc./Morrisville VT	808	36,546
United Bancorp. Inc./OH	4,998	54,228
United Bancshares Inc./OH	679	15,692
United Bankshares Inc./WV	74,821	2,711,513
United Community Banks Inc./GA	36,095	899,848
United Security Bancshares/Fresno CA	6,664	70,638
Unity Bancorp. Inc.	5,153	97,289
Univest Financial Corp.	11,731	286,940
Valley National Bancorp.	203,476	1,949,300
Veritex Holdings Inc.	24,481	592,930
Village Bank and Trust Financial Corp.(a)	113	3,661
Washington Trust Bancorp. Inc.	10,817	520,839
Webster Financial Corp.	58,138	2,945,852
Wellesley Bank(b)	267	8,152
Wells Fargo & Co.	2,696,418	130,290,918
WesBanco Inc.	33,222	1,320,574
West Bancorp. Inc.	11,044	228,390
Westamerica Bancorp.	14,465	893,937
Western Alliance Bancorp.(a)(b)	58,168	2,387,215
Wintrust Financial Corp.	34,227	2,304,504
Zions Bancorp. N.A	128,395	5,830,417

		1,022,954,994

Beverages — 1.5%
Alkaline Water Co. Inc. (The)(a)	124,128	296,666
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	5,860	1,727,118
Brown-Forman Corp., Class A	35,830	1,833,421
Brown-Forman Corp., Class B, NVS	113,991	6,016,445

Security	Shares	Value
Beverages (continued)
Castle Brands Inc.(a)(b)	52,444	$36,527
Celsius Holdings Inc.(a)	95,960	408,790
Coca-Cola Co. (The)	2,527,837	118,454,442
Coca-Cola Consolidated Inc.	2,450	705,184
Constellation Brands Inc., Class A	109,160	19,139,023
Craft Brew Alliance Inc.(a)(b)	5,889	82,328
Keurig Dr Pepper Inc.	116,590	3,261,022
MGP Ingredients Inc.(b)	7,248	559,183
Molson Coors Brewing Co., Class B	122,013	7,278,075
Monster Beverage Corp.(a)(b)	254,990	13,917,354
National Beverage Corp.(b)	9,776	564,368
New Age Beverages Corp.(a)(b)	68,232	358,900
PepsiCo Inc.	923,576	113,184,239
Primo Water Corp.(a)(b)	25,756	398,188
Reed’s Inc.(a)(b)	6,008	17,363
Willamette Valley Vineyards Inc.(a)	794	5,725

		288,244,361

Biotechnology — 2.9%
AbbVie Inc.	970,666	78,225,973
Abeona Therapeutics Inc.(a)(b)	16,914	124,487
ACADIA Pharmaceuticals Inc.(a)	77,402	2,078,244
Acceleron Pharma Inc.(a)(b)	28,625	1,333,066
Achaogen Inc.(a)(b)	22,260	10,157
Achieve Life Sciences Inc.(a)(b)	1,892	6,111
Achillion Pharmaceuticals Inc.(a)(b)	75,249	222,737
Acorda Therapeutics Inc.(a)	28,519	379,018
Actinium Pharmaceuticals Inc.(a)	23,310	11,189
Adamas Pharmaceuticals Inc.(a)(b)	22,908	162,876
ADMA Biologics Inc.(a)(b)	684	2,592
Aduro Biotech Inc.(a)	16,608	66,100
Advaxis Inc.	1,170	6,915
Adverum Biotechnologies Inc.(a)(b)	11,527	60,401
Aeglea BioTherapeutics Inc.(a)	6,165	49,628
Aevi Genomic Medicine Inc.(a)	16,930	3,318
Agenus Inc.(a)(b)	48,225	143,228
AgeX Therapeutics Inc.(a)(b)	4,236	17,156
Agios Pharmaceuticals Inc.(a)(b)	30,987	2,089,763
Aimmune Therapeutics Inc.(a)(b)	24,933	557,253
Akcea Therapeutics Inc.(a)(b)	4,018	113,830
Akebia Therapeutics Inc.(a)	53,474	437,952
Albireo Pharma Inc.(a)	17	548
Alder Biopharmaceuticals Inc.(a)(b)	41,798	570,543
Aldeyra Therapeutics Inc.(a)	5,147	46,477
Alector Inc.(a)(b)	5,122	95,884
Alexion Pharmaceuticals Inc.(a)	145,827	19,712,894
Alkermes PLC(a)	101,589	3,706,983
Allakos Inc.(a)(b)	7,625	308,812
Allena Pharmaceuticals Inc.(a)(b)	50,556	354,903
Allogene Therapeutics Inc.(a)(b)	13,827	399,739
Alnylam Pharmaceuticals Inc.(a)(b)	62,629	5,852,680
Alpine Immune Sciences Inc.(a)	718	4,925
Altimmune Inc.(a)(b)	120	348
AMAG Pharmaceuticals Inc.(a)(b)	23,832	306,956
Amgen Inc.	408,434	77,594,291
Amicus Therapeutics Inc.(a)(b)	129,389	1,759,690
AmpliPhi Biosciences Corp.(a)	77	23
AnaptysBio Inc.(a)(b)	15,080	1,101,594
Anavex Life Sciences Corp.(a)(b)	18,321	55,879
Anika Therapeutics Inc.(a)	10,857	328,316
Anixa Biosciences Inc.(a)(b)	5,857	26,474

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Apellis Pharmaceuticals Inc.(a)(b)	22,232	$433,524
Applied Genetic Technologies Corp./DE(a)	6,106	25,584
Aptevo Therapeutics Inc.(a)	11,147	10,032
AquaBounty Technologies Inc.(a)	234	512
Aquinox Pharmaceuticals Inc.(a)	5,892	15,879
Aravive Inc.(a)	1,635	11,510
ARCA biopharma Inc.(a)	865	323
Arcus Biosciences Inc.(a)(b)	30,439	380,183
Ardelyx Inc.(a)	11,534	32,295
Arena Pharmaceuticals Inc.(a)(b)	30,065	1,347,814
ArQule Inc.(a)	35,882	171,875
Array BioPharma Inc.(a)(b)	138,490	3,376,386
Arrowhead Pharmaceuticals Inc.(a)(b)	53,275	977,596
Assembly Biosciences Inc.(a)(b)	15,820	311,496
Atara Biotherapeutics Inc.(a)(b)	25,371	1,008,497
Athenex Inc.(a)(b)	31,750	388,937
Athersys Inc.(a)(b)	52,747	79,120
aTyr Pharma Inc.(a)(b)	5,132	2,823
Audentes Therapeutics Inc.(a)	21,357	833,350
AVEO Pharmaceuticals Inc.(a)(b)	40,002	32,806
Avid Bioservices Inc.(a)(b)	17,906	76,100
Avrobio Inc.(a)	26,242	578,636
Bellicum Pharmaceuticals Inc.(a)(b)	38,399	129,405
Biocept Inc.(a)	1,893	2,177
BioCryst Pharmaceuticals Inc.(a)(b)	52,041	423,614
Biogen Inc.(a)	129,014	30,496,329
Biohaven Pharmaceutical Holding Co. Ltd.(a)	22,959	1,181,700
BioMarin Pharmaceutical Inc.(a)	115,681	10,275,943
Bio-Path Holdings Inc.(a)	260	5,301
BioSpecifics Technologies Corp.(a)(b)	4,979	310,341
BioTime Inc.(a)(b)	44,559	58,372
Bluebird Bio Inc.(a)(b)	36,447	5,734,207
Blueprint Medicines Corp.(a)	27,335	2,188,167
BrainStorm Cell Therapeutics Inc.(a)(b)	11,767	51,069
Caladrius Biosciences Inc.(a)(b)	4,916	17,796
Calithera Biosciences Inc.(a)	6,442	43,419
Calyxt Inc.(a)(b)	22,195	390,410
Cancer Genetics Inc.(a)	6,632	1,592
Capricor Therapeutics Inc.(a)(b)	5,674	2,646
Cara Therapeutics Inc.(a)(b)	11,660	228,769
CareDx Inc.(a)	24,023	757,205
CASI Pharmaceuticals Inc.(a)(b)	17,386	49,898
Catabasis Pharmaceutical Inc.(a)(b)	461	3,651
Catalyst Biosciences Inc.(a)(b)	45	365
Catalyst Pharmaceuticals Inc.(a)(b)	139,705	712,495
Celcuity Inc.(a)(b)	18,891	413,902
Celgene Corp.(a)	461,050	43,495,457
Celldex Therapeutics Inc.(a)	4,386	21,579
Cellectar Biosciences Inc.(a)	59	139
Cellular Biomedicine Group Inc.(a)	5,675	98,177
CEL-SCI Corp.(a)(b)	4,286	15,172
Celsion Corp.(a)(b)	461	904
ChemoCentryx Inc.(a)(b)	12,361	171,694
Chimerix Inc.(a)	47,671	100,109
Cidara Therapeutics Inc.(a)(b)	4,994	13,234
Cleveland BioLabs Inc.(a)(b)	741	1,223
Clovis Oncology Inc.(a)	34,461	855,322
Cohbar Inc.(a)	122,115	398,095
Coherus Biosciences Inc.(a)(b)	35,130	479,173
Conatus Pharmaceuticals Inc.(a)(b)	10,836	11,703

Security	Shares	Value
Biotechnology (continued)
Concert Pharmaceuticals Inc.(a)(b)	10,879	$131,310
Corbus Pharmaceuticals Holdings Inc.(a)(b)	45,999	319,693
Corvus Pharmaceuticals Inc.(a)(b)	901	3,622
Crinetics Pharmaceuticals Inc.(a)(b)	15,208	346,134
CTI BioPharma Corp.(a)	11,852	11,499
Cue Biopharma Inc.(a)(b)	51,035	394,501
Curis Inc.(a)	13,345	26,557
Cyclacel Pharmaceuticals Inc.(a)	796	744
Cytokinetics Inc.(a)(b)	29,285	236,916
CytomX Therapeutics Inc.(a)	11,455	123,141
Cytori Therapeutics Inc.(a)	472	122
CytRx Corp.(a)	5,877	3,729
Deciphera Pharmaceuticals Inc.(a)(b)	2,708	62,853
Denali Therapeutics Inc.(a)(b)	35,168	816,601
Dicerna Pharmaceuticals Inc.(a)(b)	35,806	524,558
Dynavax Technologies Corp.(a)(b)	34,405	251,501
Eagle Pharmaceuticals Inc./DE(a)(b)	3,772	190,448
Editas Medicine Inc.(a)(b)	31,052	759,221
Eidos Therapeutics Inc.(a)(b)	19,880	466,186
Eiger BioPharmaceuticals Inc.(a)	248	3,467
Emergent BioSolutions Inc.(a)	27,707	1,399,758
Enanta Pharmaceuticals Inc.(a)	9,525	909,828
Enochian Biosciences Inc.(a)	53,198	369,194
Epizyme Inc.(a)	25,423	314,991
Esperion Therapeutics Inc.(a)(b)	15,932	639,670
Exact Sciences Corp.(a)	83,981	7,274,434
Exelixis Inc.(a)	188,721	4,491,560
Fate Therapeutics Inc.(a)	45,432	798,240
Fibrocell Science Inc.(a)(b)	555	1,071
FibroGen Inc.(a)(b)	48,325	2,626,464
Five Prime Therapeutics Inc.(a)(b)	17,223	230,788
Flexion Therapeutics Inc.(a)(b)	5,925	73,944
Fortress Biotech Inc.(a)(b)	64,397	114,627
Forty Seven Inc.(a)	21,573	348,620
G1 Therapeutics Inc.(a)(b)	15,261	253,333
Galectin Therapeutics Inc.(a)(b)	18,271	93,365
Genocea Biosciences Inc.(a)(b)	11,886	7,013
Genomic Health Inc.(a)(b)	11,527	807,466
GenVec Inc.(a)(c)	437	—
Geron Corp.(a)(b)	99,055	164,431
Gilead Sciences Inc.	835,820	54,336,658
Global Blood Therapeutics Inc.(a)	35,885	1,899,393
GlycoMimetics Inc.(a)(b)	27,184	338,713
Gossamer Bio Inc.(a)	19,034	412,467
Gritstone Oncology Inc.(a)(b)	34,681	461,257
GTx Inc.(a)(b)	4,670	5,604
Halozyme Therapeutics Inc.(a)	68,290	1,099,469
Heat Biologics Inc.(a)	407	517
Hemispherx Biopharma Inc.(a)(b)	17,074	2,732
Heron Therapeutics Inc.(a)(b)	39,481	964,916
Histogenics Corp.(a)(b)	5,879	680
Homology Medicines Inc.(a)	7,189	199,351
iBio Inc.(a)(b)	5,364	4,683
Idera Pharmaceuticals Inc.(a)	7,483	19,082
Immucell Corp.(a)	736	4,674
Immune Design Corp.(a)	5,595	32,731
ImmunoGen Inc.(a)	104,225	282,450
Immunomedics Inc.(a)(b)	112,958	2,169,923
Incyte Corp.(a)	114,450	9,843,844
Infinity Pharmaceuticals Inc.(a)	28,532	53,640

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Inovio Pharmaceuticals Inc.(a)(b)	77,543	$289,235
Insmed Inc.(a)	48,097	1,398,180
Insys Therapeutics Inc.(a)(b)	28,621	132,229
Intellia Therapeutics Inc.(a)(b)	8,786	150,065
Intercept Pharmaceuticals Inc.(a)	12,543	1,403,060
Intrexon Corp.(a)(b)	68,910	362,467
Invitae Corp.(a)(b)	41,682	976,192
Ionis Pharmaceuticals Inc.(a)(b)	88,112	7,152,051
Iovance Biotherapeutics Inc.(a)	88,267	839,419
Ironwood Pharmaceuticals Inc.(a)(b)	100,415	1,358,615
IsoRay Inc.(a)(b)	40,224	14,682
Jounce Therapeutics Inc.(a)	54,194	336,003
Kadmon Holdings Inc.(a)(b)	128,426	339,045
KalVista Pharmaceuticals Inc.(a)(b)	5,664	162,104
Karyopharm Therapeutics Inc.(a)(b)	47,498	277,388
Kezar Life Sciences Inc.(a)	20,857	370,003
Kindred Biosciences Inc.(a)	10,852	99,513
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	21,221	383,251
Krystal Biotech Inc.(a)(b)	18,740	616,546
Kura Oncology Inc.(a)	19,713	327,039
La Jolla Pharmaceutical Co.(a)(b)	11,208	72,067
Lexicon Pharmaceuticals Inc.(a)(b)	12,063	67,070
Ligand Pharmaceuticals Inc.(a)(b)	12,149	1,527,251
MacroGenics Inc.(a)	27,091	487,096
Madrigal Pharmaceuticals Inc.(a)(b)	5,355	670,767
Magenta Therapeutics Inc.(a)(b)	13,249	218,211
MannKind Corp.(a)(b)	62,136	122,408
Marker Therapeutics Inc.(a)(b)	67,498	445,487
Matinas BioPharma Holdings Inc.(a)(b)	312,994	341,163
MediciNova Inc.(a)(b)	17,333	143,517
MEI Pharma Inc.(a)(b)	17,561	53,912
Merrimack Pharmaceuticals Inc.(a)	6,686	46,468
Mersana Therapeutics Inc.(a)	69,877	367,553
Millendo Therapeutics Inc.(a)(b)	1,337	20,055
Minerva Neurosciences Inc.(a)(b)	10,984	86,334
Miragen Therapeutics Inc.(a)	119	332
Mirati Therapeutics Inc.(a)(b)	22,187	1,626,307
Molecular Templates Inc.(a)(b)	4,517	26,244
Momenta Pharmaceuticals Inc.(a)	64,606	938,725
Myriad Genetics Inc.(a)	41,748	1,386,034
NanoViricides Inc.(a)(b)	28,417	7,673
NantKwest Inc.(a)(b)	18,072	28,554
Natera Inc.(a)(b)	24,185	498,695
Navidea Biopharmaceuticals Inc.(a)(b)	87,861	12,125
Neuralstem Inc.(a)(b)	1,940	871
Neurocrine Biosciences Inc.(a)(b)	60,376	5,319,126
NewLink Genetics Corp.(a)(b)	16,695	32,221
Novavax Inc.(a)(b)	245,998	135,520
Ohr Pharmaceutical Inc.(a)	784	1,764
Oncocyte Corp.(a)	693	2,737
OncoMed Pharmaceuticals Inc.(a)	6,588	6,852
Oncosec Medical Inc.(a)(b)	11,584	6,452
OpGen Inc.(a)	25	15
Ophthotech Corp.(a)	17,778	25,067
OPKO Health Inc.(a)(b)	250,941	654,956
Oragenics Inc.(a)(b)	854	500
Organogenesis Holdings Inc.(a)(b)	39,222	294,165
Organovo Holdings Inc.(a)	53,256	52,830
Osiris Therapeutics Inc.(a)(b)	19,509	370,671
Palatin Technologies Inc.(a)(b)	35,737	35,029

Security	Shares	Value
Biotechnology (continued)
PDL BioPharma Inc.(a)	106,096	$394,677
PDS Biotechnology Corp.(a)(b)	277	2,050
Pfenex Inc.(a)(b)	11,054	68,314
Phio Pharmaceuticals Corp.(a)	403	181
PolarityTE Inc.(a)(b)	13,577	145,274
Portola Pharmaceuticals Inc.(a)(b)	41,498	1,439,981
Principia Biopharma Inc.(a)	10,203	346,902
Progenics Pharmaceuticals Inc.(a)(b)	11,021	51,137
Protagonist Therapeutics Inc.(a)	39,510	496,641
Proteon Therapeutics Inc.(a)(b)	5,223	2,627
Proteostasis Therapeutics Inc.(a)(b)	5,000	6,300
Prothena Corp. PLC(a)	28,510	345,826
PTC Therapeutics Inc.(a)(b)	33,120	1,246,637
Puma Biotechnology Inc.(a)	18,376	712,805
Ra Pharmaceuticals Inc.(a)	13,252	296,845
Radius Health Inc.(a)(b)	16,911	337,205
Recro Pharma Inc.(a)	884	5,180
Regeneron Pharmaceuticals Inc.(a)	51,755	21,251,638
REGENXBIO Inc.(a)	21,547	1,234,859
Regulus Therapeutics Inc.(a)(b)	1,182	1,206
Repligen Corp.(a)(b)	23,791	1,405,572
Replimune Group Inc.(a)	33,390	508,196
Retrophin Inc.(a)	20,719	468,871
Rexahn Pharmaceuticals Inc.(a)	12,626	6,439
Rhythm Pharmaceuticals Inc.(a)(b)	14,022	384,343
Rigel Pharmaceuticals Inc.(a)(b)	19,537	50,210
Riot Blockchain Inc.(a)(b)	5,515	18,034
Rocket Pharmaceuticals Inc.(a)(b)	15,670	274,852
Rubius Therapeutics Inc.(a)	6,680	120,908
Sage Therapeutics Inc.(a)(b)	32,679	5,197,595
Sangamo Therapeutics Inc.(a)	69,801	665,902
Sarepta Therapeutics Inc.(a)(b)	44,604	5,316,351
Savara Inc.(a)	873	6,434
Scholar Rock Holding Corp.(a)	21,317	400,546
Seattle Genetics Inc.(a)	70,601	5,170,817
Selecta Biosciences Inc.(a)(b)	175,670	416,338
SELLAS Life Sciences Group Inc.(a)(b)	133	136
Seres Therapeutics Inc.(a)(b)	28,263	194,167
Sesen Bio Inc.(a)(b)	5,755	5,928
Soleno Therapeutics Inc.(a)(b)	600	1,236
Solid Biosciences Inc.(a)(b)	11,267	103,656
Sorrento Therapeutics Inc.(a)(b)	41,283	196,094
Spark Therapeutics Inc.(a)(b)	20,768	2,365,060
Spectrum Pharmaceuticals Inc.(a)(b)	70,525	753,912
Spero Therapeutics Inc.(a)(b)	29,648	379,791
Spring Bank Pharmaceuticals Inc.(a)	35,432	371,682
Stemline Therapeutics Inc.(a)(b)	19,773	254,083
Sunesis Pharmaceuticals Inc.(a)	6,441	7,826
Syndax Pharmaceuticals Inc.(a)(b)	849	4,457
Synlogic Inc.(a)(b)	458	3,476
Synthetic Biologics Inc.(a)	1,090	740
Synthorx Inc.(a)	9,154	186,467
Syros Pharmaceuticals Inc.(a)	46,044	420,842
T2 Biosystems Inc.(a)(b)	10,991	28,906
Tenax Therapeutics Inc.(a)	627	1,267
TG Therapeutics Inc.(a)(b)	23,338	187,638
Tocagen Inc.(a)(b)	35,102	381,559
Tonix Pharmaceuticals Holding Corp.(a)(b)	58	140
Tracon Pharmaceuticals Inc.(a)(b)	5,178	7,094
Translate Bio Inc.(a)(b)	47,257	481,549

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Trevena Inc.(a)	18,264	$28,492
Trovagene Inc.(a)(b)	188	705
Twist Bioscience Corp.(a)(b)	17,683	409,892
Tyme Technologies Inc.(a)(b)	161,944	285,021
Ultragenyx Pharmaceutical Inc.(a)(b)	30,584	2,121,306
United Therapeutics Corp.(a)	28,561	3,352,205
Vanda Pharmaceuticals Inc.(a)(b)	41,770	768,568
Vaxart Inc.(a)	1,830	3,550
VBI Vaccines Inc.(a)(b)	192,967	360,848
Veracyte Inc.(a)	10,888	272,418
Verastem Inc.(a)(b)	48,631	143,948
Vericel Corp.(a)	19,807	346,821
Vertex Pharmaceuticals Inc.(a)	167,372	30,788,079
Vical Inc.(a)	6,035	7,242
Viking Therapeutics Inc.(a)(b)	52,671	523,550
Vital Therapies Inc.(a)(b)	12,540	2,472
Voyager Therapeutics Inc.(a)(b)	10,878	208,205
vTv Therapeutics Inc., Class A(a)(b)	5,564	9,514
XBiotech Inc.(a)(b)	840	9,257
Xencor Inc.(a)(b)	36,139	1,122,477
XOMA Corp.(a)(b)	5,393	66,765
Yield10 Bioscience Inc.(a)(b)	315	359
Y-MAbs Therapeutics Inc.(a)(b)	17,486	458,308
Zafgen Inc.(a)	11,776	32,266
ZIOPHARM Oncology Inc.(a)(b)	81,698	314,537

		535,182,484

Building Products — 0.4%
AAON Inc.	24,044	1,110,352
Advanced Drainage Systems Inc.	23,038	593,689
Allegion PLC	63,132	5,726,704
Alpha Pro Tech Ltd.(a)(b)	10,909	39,272
American Woodmark Corp.(a)	11,208	926,117
AO Smith Corp.	93,586	4,990,006
Apogee Enterprises Inc.	17,641	661,361
Armstrong Flooring Inc.(a)	16,686	226,930
Armstrong World Industries Inc.	29,612	2,351,785
Builders FirstSource Inc.(a)	88,150	1,175,921
Continental Building Products Inc.(a)	24,181	599,447
Continental Materials Corp.(a)	77	1,488
CSW Industrials Inc.(a)	10,882	623,430
Fortune Brands Home & Security Inc.	92,310	4,394,879
Gibraltar Industries Inc.(a)(b)	18,075	734,026
Griffon Corp.	23,427	432,931
Insteel Industries Inc.	17,960	375,723
JELD-WEN Holding Inc.(a)(b)	47,772	843,654
Jewett-Cameron Trading Co. Ltd.(a)	566	4,986
Johnson Controls International PLC	604,547	22,331,966
Lennox International Inc.	23,694	6,264,694
Masco Corp.	195,363	7,679,720
Masonite International Corp.(a)	17,717	883,901
NCI Building Systems Inc.(a)	23,219	143,029
Owens Corning	69,536	3,276,536
Patrick Industries Inc.(a)(b)	16,260	736,903
PGT Innovations Inc.(a)	48,239	668,110
Quanex Building Products Corp.	22,611	359,289
Resideo Technologies Inc.(a)(b)	79,509	1,533,729
Simpson Manufacturing Co. Inc.	24,105	1,428,703
Tecogen Inc.(a)(b)	5,807	23,170
Trex Co. Inc.(a)	40,998	2,522,197
Universal Forest Products Inc.	33,615	1,004,752

Security	Shares	Value
Building Products (continued)
USG Corp.	58,511	$2,533,526

		77,202,926

Capital Markets — 2.6%
Affiliated Managers Group Inc.	34,435	3,688,333
Ameriprise Financial Inc.	88,329	11,314,945
Ares Management Corp., Class A	44,782	1,039,390
Artisan Partners Asset Management Inc., Class A	33,035	831,491
Ashford Inc.(a)(b)	153	8,496
Associated Capital Group Inc., Class A	1,422	56,254
B. Riley Financial Inc.	652	10,882
Bank of New York Mellon Corp. (The)	575,771	29,036,132
BGC Partners Inc., Class A	177,793	944,081
BlackRock Inc.(d)	80,215	34,281,485
Blucora Inc.(a)	34,009	1,135,220
Cboe Global Markets Inc.	74,204	7,082,030
Charles Schwab Corp. (The)	776,728	33,212,889
CME Group Inc.	235,969	38,835,778
Cohen & Co. Inc.	735	4,880
Cohen & Steers Inc.	18,290	773,118
Cowen Inc.(a)(b)	16,903	244,925
Diamond Hill Investment Group Inc.	627	87,780
Donnelley Financial Solutions Inc.(a)	17,155	255,266
E*TRADE Financial Corp.	161,710	7,508,195
Eaton Vance Corp., NVS	72,570	2,925,297
Evercore Inc., Class A	28,010	2,548,910
FactSet Research Systems Inc.	25,107	6,233,315
Federated Investors Inc., Class B	59,139	1,733,364
Focus Financial Partners Inc., Class A(a)	9,644	343,712
Franklin Resources Inc.	198,299	6,571,629
GAIN Capital Holdings Inc.	16,816	105,605
GAMCO Investors Inc., Class A	4,822	98,851
Goldman Sachs Group Inc. (The)	225,533	43,300,081
Great Elm Capital Group Inc.(a)(b)	5,167	21,960
Greenhill & Co. Inc.	17,689	380,490
Hamilton Lane Inc., Class A	11,603	505,659
Houlihan Lokey Inc.	16,472	755,241
Interactive Brokers Group Inc., Class A(b)	51,520	2,672,858
Intercontinental Exchange Inc.	372,828	28,387,124
INTL. FCStone Inc.(a)	10,964	424,965
Invesco Ltd.	258,952	5,000,363
Janus Henderson Group PLC.	108,674	2,714,677
KKR & Co. Inc., Class A, NVS	347,846	8,170,903
Ladenburg Thalmann Financial Services Inc.	69,233	195,929
Lazard Ltd., Class A	82,229	2,971,756
Legg Mason Inc.	53,385	1,461,147
LPL Financial Holdings Inc.	57,893	4,032,247
Manning & Napier Inc.	10,983	23,064
MarketAxess Holdings Inc.	24,554	6,042,248
Medley Management Inc., Class A(b)	4,829	16,564
Moelis & Co., Class A	27,281	1,135,162
Moody’s Corp.	108,370	19,624,723
Morgan Stanley	855,792	36,114,422
Morningstar Inc.	11,707	1,474,965
MSCI Inc.	55,792	11,093,681
Nasdaq Inc.	74,119	6,484,671
Northern Trust Corp.	143,937	13,013,344
Oppenheimer Holdings Inc., Class A, NVS	5,955	154,949
Piper Jaffray Companies	10,929	795,959
PJT Partners Inc., Class A	11,389	476,060
Pzena Investment Management Inc., Class A	10,926	88,391

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Raymond James Financial Inc.	81,183	$6,527,925
S&P Global Inc.	163,197	34,361,128
Safeguard Scientifics Inc.(a)(b)	8,780	95,263
SEI Investments Co.	86,976	4,544,496
Siebert Financial Corp.(a)	28,986	342,325
Silvercrest Asset Management Group Inc., Class A	5,248	74,784
State Street Corp.	245,944	16,185,575
Stifel Financial Corp.	48,096	2,537,545
T Rowe Price Group Inc.	157,441	15,762,993
TD Ameritrade Holding Corp.	174,451	8,720,806
TheStreet Inc.(a)(b)	23,389	54,496
U.S. Global Investors Inc., Class A, NVS(b)	11,963	13,040
Value Line Inc.	194	4,790
Victory Capital Holdings Inc., Class A(a)(b)	28,374	426,178
Virtu Financial Inc., Class A	41,613	988,309
Virtus Investment Partners Inc.	5,171	504,431
Waddell & Reed Financial Inc., Class A	55,006	951,054
Westwood Holdings Group Inc.	5,593	197,265
WisdomTree Investments Inc.	54,924	387,763

		481,126,022

Chemicals — 2.0%
A Schulman Inc.(a)(c)	14,275	6,181
Advanced Emissions Solutions Inc.	32,733	378,393
AdvanSix Inc.(a)	18,125	517,831
AgroFresh Solutions Inc.(a)(b)	16,930	56,546
Air Products & Chemicals Inc.	146,288	27,935,157
Albemarle Corp.	70,257	5,759,669
American Vanguard Corp.	16,901	291,035
Amyris Inc.(a)(b)	13,247	27,686
Ashland Global Holdings Inc.	40,011	3,126,059
Axalta Coating Systems Ltd.(a)	138,065	3,480,619
Balchem Corp.	22,832	2,118,810
Cabot Corp.	40,387	1,681,311
Celanese Corp.	84,990	8,380,864
CF Industries Holdings Inc.	150,852	6,166,830
Chase Corp.	5,534	512,116
Chemours Co. (The)	107,065	3,978,535
Core Molding Technologies Inc.	5,539	40,878
DowDuPont Inc.	1,480,997	78,951,950
Eastman Chemical Co.	93,458	7,091,593
Ecolab Inc.	166,613	29,413,859
Element Solutions Inc.(a)(b)	127,844	1,291,224
Ferro Corp.(a)	52,872	1,000,867
Flotek Industries Inc.(a)(b)	34,390	111,424
FMC Corp.	86,911	6,676,503
FutureFuel Corp.	12,547	168,130
GCP Applied Technologies Inc.(a)	46,213	1,367,905
Hawkins Inc.	5,870	216,192
HB Fuller Co.	29,952	1,456,865
Huntsman Corp.	137,381	3,089,699
Ikonics Corp.(a)(b)	237	1,896
Ingevity Corp.(a)	28,479	3,007,667
Innophos Holdings Inc.	11,738	353,783
Innospec Inc.	16,688	1,390,945
International Flavors & Fragrances Inc.	65,291	8,408,828
Intrepid Potash Inc.(a)	69,633	263,909
Koppers Holdings Inc.(a)	11,915	309,552
Kraton Corp.(a)	18,234	586,770
Kronos Worldwide Inc.	14,028	196,673
Linde PLC	362,896	63,844,293

Security	Shares	Value
Chemicals (continued)
Livent Corp.(a)	81,287	$998,204
Loop Industries Inc.(a)(b)	40,141	317,917
LSB Industries Inc.(a)	11,792	73,582
LyondellBasell Industries NV, Class A	201,434	16,936,571
Marrone Bio Innovations Inc.(a)(b)	12,343	18,885
Minerals Technologies Inc.	22,958	1,349,701
Mosaic Co. (The)	231,592	6,324,778
NewMarket Corp.	5,960	2,584,018
Northern Technologies International Corp.	791	21,159
Olin Corp.	104,834	2,425,859
OMNOVA Solutions Inc.(a)(b)	29,102	204,296
PolyOne Corp.	52,787	1,547,187
PPG Industries Inc.	155,715	17,575,552
PQ Group Holdings Inc.(a)	24,126	365,991
Quaker Chemical Corp.	7,977	1,598,032
Rayonier Advanced Materials Inc.	28,368	384,670
RPM International Inc.	88,939	5,162,020
Scotts Miracle-Gro Co. (The)	24,411	1,918,216
Sensient Technologies Corp.	28,958	1,963,063
Sherwin-Williams Co. (The)	53,409	23,003,790
Stepan Co.	11,608	1,015,932
Taronis Technologies Inc.(a)	3	2
Trecora Resources(a)	11,782	107,098
Tredegar Corp.	16,835	271,717
Trinseo SA	28,846	1,306,724
Tronox Holdings PLC, Class A(a)	66,368	872,739
Valvoline Inc.	123,489	2,291,956
Venator Materials PLC(a)(b)	2,590	14,556
Westlake Chemical Corp.	23,910	1,622,533
WR Grace & Co.	45,955	3,586,328

		369,522,123

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	44,526	1,618,520
ACCO Brands Corp.	64,987	556,289
Acme United Corp.	740	11,840
ADT Inc.(b)	69,379	443,332
Advanced Disposal Services Inc.(a)	51,329	1,437,212
AMREP Corp.(a)(b)	692	3,979
Aqua Metals Inc.(a)(b)	5,738	17,616
ARC Document Solutions Inc.(a)	23,652	52,744
Brady Corp., Class A, NVS	29,216	1,355,915
BrightView Holdings Inc.(a)	14,153	203,803
Brink’s Co. (The)	34,728	2,618,838
Casella Waste Systems Inc., Class A(a)	23,361	830,717
CECO Environmental Corp.(a)	17,306	124,603
Cemtrex Inc.(a)	5,882	2,941
Cintas Corp.	56,212	11,361,007
Clean Harbors Inc.(a)	34,430	2,462,778
CompX International Inc.	257	3,760
Copart Inc.(a)	134,667	8,159,474
Covanta Holding Corp.	81,969	1,418,883
Deluxe Corp.	29,722	1,299,446
Document Security Systems Inc.(a)(b)	16,691	21,698
Ecology and Environment Inc., Class A	220	2,420
Ennis Inc.	16,924	351,342
Fuel Tech Inc.(a)	11,610	19,389
Healthcare Services Group Inc.	46,318	1,528,031
Heritage-Crystal Clean Inc.(a)(b)	11,015	302,362
Herman Miller Inc.	35,780	1,258,740
HNI Corp.	28,814	1,045,660

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services & Supplies (continued)
Hudson Technologies Inc.(a)(b)	17,657	$34,078
Industrial Services of America Inc.(a)	5,937	7,302
Interface Inc.	34,749	532,355
KAR Auction Services Inc.	87,102	4,469,204
Kimball International Inc., Class B, NVS	44	622
Knoll Inc.	24,020	454,218
LSC Communications Inc.	17,155	112,022
Matthews International Corp., Class A	23,688	875,272
McGrath RentCorp.	12,308	696,264
Mobile Mini Inc.	28,956	982,767
MSA Safety Inc.	22,428	2,319,055
Multi-Color Corp.	10,859	541,755
NL Industries Inc.(a)	5,916	22,954
NRC Group Holdings Corp.(a)(b)	44,838	391,436
Odyssey Marine Exploration Inc.(a)(b)	5,200	37,232
Performant Financial Corp.(a)(b)	23,513	48,672
Perma-Fix Environmental Services(a)	6,567	23,050
PICO Holdings Inc.(a)	9,740	96,426
Pitney Bowes Inc.	114,955	789,741
Quad/Graphics Inc.	16,694	198,659
Quest Resource Holding Corp.(a)	6,042	9,969
Republic Services Inc.	146,184	11,750,270
Rollins Inc.	97,221	4,046,338
RR Donnelley & Sons Co.	52,607	248,305
SP Plus Corp.(a)(b)	11,583	395,212
Steelcase Inc., Class A	57,595	838,007
Stericycle Inc.(a)(b)	55,819	3,037,670
Team Inc.(a)(b)	17,771	310,992
Tetra Tech Inc.	35,671	2,125,635
U.S. Ecology Inc.	12,369	692,417
UniFirst Corp./MA(b)	11,015	1,690,802
Viad Corp.	11,858	667,487
Virco Manufacturing Corp.	5,602	24,257
VSE Corp.	5,623	177,574
Waste Management Inc.	256,782	26,682,218
Wilhelmina International Inc.(a)(b)	303	1,633

		103,845,209

Communications Equipment — 1.2%
Acacia Communications Inc.(a)	19,900	1,141,265
ADTRAN Inc.	29,834	408,726
Aerohive Networks Inc.(a)	16,882	76,475
Applied Optoelectronics Inc.(a)(b)	10,953	133,627
Arista Networks Inc.(a)	34,150	10,738,809
ARRIS International PLC(a)	103,938	3,285,480
Aviat Networks Inc.(a)	5,196	79,811
BK Technologies Corp.	10,761	45,734
CalAmp Corp.(a)	56,700	713,286
Calix Inc.(a)	28,953	222,938
Casa Systems Inc.(a)	15,044	124,865
Ciena Corp.(a)	98,859	3,691,395
Cisco Systems Inc.	2,897,316	156,426,091
Clearfield Inc.(a)(b)	6,453	94,859
ClearOne Inc.(b)	8,515	17,200
CommScope Holding Co. Inc.(a)(b)	125,659	2,730,570
Communications Systems Inc.	5,217	13,825
Comtech Telecommunications Corp.	23,571	547,319
DASAN Zhone Solutions Inc.(a)	4,685	50,083
Digi International Inc.(a)	16,910	214,250
EchoStar Corp., Class A(a)	29,169	1,063,210
EMCORE Corp.(a)	5,259	19,195

Security	Shares	Value
Communications Equipment (continued)
Extreme Networks Inc.(a)(b)	61,777	$462,710
F5 Networks Inc.(a)	39,361	6,176,922
Finisar Corp.(a)	77,686	1,799,985
Harmonic Inc.(a)(b)	53,354	289,179
Infinera Corp.(a)(b)	68,996	299,443
Inseego Corp.(a)(b)	18,425	86,966
InterDigital Inc.	22,831	1,506,389
Juniper Networks Inc.	224,300	5,937,221
KVH Industries Inc.(a)(b)	10,912	111,193
Lantronix Inc.(a)(b)	5,728	17,299
Lumentum Holdings Inc.(a)(b)	46,392	2,623,004
Motorola Solutions Inc.	107,476	15,091,780
NETGEAR Inc.(a)	22,476	744,405
NetScout Systems Inc.(a)	44,760	1,256,413
Network-1 Technologies Inc.	6,687	17,386
Optical Cable Corp.(a)	5,693	26,586
PC-Tel Inc.	10,804	54,128
Plantronics Inc.	22,550	1,039,780
Quantenna Communications Inc.(a)	18,213	443,122
Resonant Inc.(a)(b)	5,192	15,576
Ribbon Communications Inc.(a)	29,943	154,206
TESSCO Technologies Inc.	5,128	79,381
Ubiquiti Networks Inc.(b)	12,332	1,846,224
ViaSat Inc.(a)	38,958	3,019,245
Viavi Solutions Inc.(a)	146,936	1,819,068
Vislink Technologies Inc.(a)	195	66
Westell Technologies Inc., Class A(a)	6,629	13,523

		226,770,213

Construction & Engineering — 0.2%
AECOM(a)(b)	98,389	2,919,202
Aegion Corp.(a)	23,186	407,378
Ameresco Inc., Class A(a)(b)	11,822	191,280
Arcosa Inc.	30,936	945,095
Argan Inc.	6,539	326,623
Comfort Systems USA Inc.	22,927	1,201,145
Construction Partners Inc., Class A(a)(b)	30,219	385,897
Dycom Industries Inc.(a)	18,647	856,643
EMCOR Group Inc.	40,189	2,937,012
Fluor Corp.	91,465	3,365,912
Goldfield Corp. (The)(a)(b)	17,641	38,987
Granite Construction Inc.	27,811	1,200,045
Great Lakes Dredge & Dock Corp.(a)(b)	35,344	314,915
HC2 Holdings Inc.(a)(b)	17,371	42,559
IES Holdings Inc.(a)	5,740	102,000
Jacobs Engineering Group Inc.	76,140	5,724,966
KBR Inc.	88,313	1,685,895
MasTec Inc.(a)	41,183	1,980,902
MYR Group Inc.(a)	11,957	414,071
Northwest Pipe Co.(a)	5,912	141,888
NV5 Global Inc.(a)(b)	5,442	323,037
Orion Group Holdings Inc.(a)	17,532	51,193
Primoris Services Corp.	23,535	486,704
Quanta Services Inc.	94,128	3,552,391
Sterling Construction Co. Inc.(a)(b)	11,536	144,431
Tutor Perini Corp.(a)(b)	24,051	411,753
Valmont Industries Inc.	14,426	1,876,823
Willscot Corp.(a)	24,173	268,078

		32,296,825

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction Materials — 0.1%
Eagle Materials Inc.	29,594	$2,494,774
Forterra Inc.(a)(b)	87,835	370,664
Martin Marietta Materials Inc.	40,621	8,172,133
Summit Materials Inc., Class A(a)(b)	76,837	1,219,403
Tecnoglass Inc.	605	4,404
U.S. Concrete Inc.(a)(b)	10,832	448,662
U.S. Lime & Minerals Inc.	502	38,714
Vulcan Materials Co.	86,837	10,281,501

		23,030,255

Consumer Finance — 0.7%
Ally Financial Inc.	271,528	7,464,305
American Express Co.	455,130	49,745,709
Asta Funding Inc.(a)	5,764	26,918
Atlanticus Holdings Corp.(a)(b)	5,000	17,000
Capital One Financial Corp.	308,287	25,183,965
Consumer Portfolio Services Inc.(a)(b)	11,879	41,458
Credit Acceptance Corp.(a)	8,178	3,695,884
Curo Group Holdings Corp.(a)	36,783	368,933
Discover Financial Services	217,975	15,511,101
Elevate Credit Inc.(a)	90,150	391,251
Encore Capital Group Inc.(a)(b)	12,480	339,830
Enova International Inc.(a)	17,690	403,686
EZCORP Inc., Class A, NVS(a)(b)	34,510	321,633
FirstCash Inc.	28,291	2,447,172
Green Dot Corp., Class A(a)	31,793	1,928,245
LendingClub Corp.(a)(b)	268,062	828,312
Navient Corp.	143,529	1,660,631
Nelnet Inc., Class A	16,128	888,169
Nicholas Financial Inc.(a)(b)	6,443	57,987
OneMain Holdings Inc.	50,991	1,618,964
PRA Group Inc.(a)	29,366	787,302
Regional Management Corp.(a)	6,072	148,278
Santander Consumer USA Holdings Inc.	69,152	1,461,182
SLM Corp.	279,197	2,766,842
Synchrony Financial	431,131	13,753,079
World Acceptance Corp.(a)	5,718	669,749

		132,527,585

Containers & Packaging — 0.4%
AptarGroup Inc.	40,510	4,309,859
Avery Dennison Corp.	54,334	6,139,742
Ball Corp.	220,596	12,763,685
Bemis Co. Inc.	58,681	3,255,622
Berry Global Group Inc.(a)	86,536	4,661,694
Crown Holdings Inc.(a)(b)	87,377	4,768,163
Graphic Packaging Holding Co.	204,037	2,576,987
Greif Inc., Class A, NVS	17,232	710,820
Greif Inc., Class B	5,755	281,362
International Paper Co.	262,131	12,128,801
Myers Industries Inc.	12,486	213,636
Owens-Illinois Inc.	105,187	1,996,449
Packaging Corp. of America	63,300	6,290,754
Sealed Air Corp.	103,079	4,747,819
Silgan Holdings Inc.	48,034	1,423,247
Sonoco Products Co.	63,925	3,933,305
UFP Technologies Inc.(a)	5,176	193,582
Westrock Co.	170,622	6,543,354

		76,938,881

Distributors — 0.1%
AMCON Distributing Co.	53	4,717

Security	Shares	Value
Distributors (continued)
Core-Mark Holding Co. Inc.	29,083	$1,079,852
Educational Development Corp.	1,390	10,522
Funko Inc., Class A(a)(b)	6,494	141,050
Genuine Parts Co.	96,605	10,822,658
LKQ Corp.(a)	199,292	5,655,907
Pool Corp.	25,717	4,242,533
Weyco Group Inc.	5,150	159,444

		22,116,683

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)(b)	35,140	1,627,685
American Public Education Inc.(a)	11,377	342,675
Ascent Capital Group Inc., Class A(a)(b)	6,465	4,862
Aspen Group Inc./CO(a)(b)	73,773	393,210
Bridgepoint Education Inc.(a)	11,575	70,723
Bright Horizons Family Solutions Inc.(a)	38,689	4,917,759
Career Education Corp.(a)	41,165	680,046
Carriage Services Inc.	11,418	219,796
Chegg Inc.(a)(b)	62,307	2,375,143
Collectors Universe Inc.	5,595	98,024
frontdoor Inc.(a)(b)	42,859	1,475,207
Graham Holdings Co., Class B	3,027	2,067,986
Grand Canyon Education Inc.(a)	32,499	3,721,460
H&R Block Inc.	134,921	3,230,009
Houghton Mifflin Harcourt Co.(a)	64,819	471,234
K12 Inc.(a)	29,409	1,003,729
Laureate Education Inc., Class A(a)(b)	39,772	595,387
Lincoln Educational Services Corp.(a)(b)	17,253	53,484
Regis Corp.(a)	23,458	461,419
Service Corp. International/U.S.	118,410	4,754,161
ServiceMaster Global Holdings Inc.(a)(b)	86,756	4,051,505
Sotheby’s(a)	19,805	747,639
Strategic Education Inc.	14,352	1,884,561
Universal Technical Institute Inc.(a)	11,975	40,835
Weight Watchers International Inc.(a)(b)	20,711	417,327
XpresSpa Group Inc.(a)	332	797

		35,706,663

Diversified Financial Services — 1.4%
A-Mark Precious Metals Inc.	684	8,140
AXA Equitable Holdings Inc.	136,873	2,756,622
Berkshire Hathaway Inc., Class B(a)	1,278,208	256,779,205
Cannae Holdings Inc.(a)	42,049	1,020,109
FGL Holdings	76,623	603,023
GWG Holdings Inc.	186	2,226
Jefferies Financial Group Inc.	168,433	3,164,856
LM Funding America Inc.(a)(b)	426	588
Marlin Business Services Corp.	5,859	125,968
On Deck Capital Inc.(a)(b)	23,340	126,503
Voya Financial Inc.	100,061	4,999,048

		269,586,288

Diversified Telecommunication Services — 1.8%
Alaska Communications Systems Group Inc.(a)	34,874	66,958
AT&T Inc.	4,792,458	150,291,483
ATN International Inc.	4,517	254,714
Bandwidth Inc.(a)	5,692	381,136
CenturyLink Inc.	620,800	7,443,392
Cincinnati Bell Inc.(a)(b)	24,621	234,884
Cogent Communications Holdings Inc.	26,637	1,445,057
Consolidated Communications Holdings Inc.	47,268	515,694
Frontier Communications Corp.(a)(b)	64,457	128,269

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Telecommunication Services (continued)
Globalstar Inc.(a)(b)	915,232	$393,550
Glowpoint Inc.(a)(b)	10,965	1,491
IDT Corp., Class B	30	199
Iridium Communications Inc.(a)(b)	62,638	1,656,149
Ooma Inc.(a)(b)	4,945	65,472
ORBCOMM Inc.(a)	26,960	182,789
Otelco Inc., Class A(a)	811	13,300
Pareteum Corp.(a)(b)	59,167	269,210
pdvWireless Inc.(a)	6,067	213,316
Verizon Communications Inc.	2,720,856	160,884,215
Vonage Holdings Corp.(a)(b)	127,494	1,280,040
Zayo Group Holdings Inc.(a)	131,975	3,750,730

		329,472,048

Electric Utilities — 1.8%
ALLETE Inc.	32,529	2,674,860
Alliant Energy Corp.	148,972	7,021,050
American Electric Power Co. Inc.	323,583	27,100,076
Avangrid Inc.	34,128	1,718,345
Duke Energy Corp.	477,436	42,969,240
Edison International	213,394	13,213,357
El Paso Electric Co.	27,372	1,610,021
Entergy Corp.	125,755	12,025,951
Evergy Inc.	166,155	9,645,298
Eversource Energy	209,953	14,896,165
Exelon Corp.	641,314	32,149,071
FirstEnergy Corp.	330,955	13,771,038
Genie Energy Ltd., Class B	11,520	97,920
Hawaiian Electric Industries Inc.	69,378	2,828,541
IDACORP Inc.	33,239	3,308,610
MGE Energy Inc.	23,886	1,623,531
NextEra Energy Inc.	315,138	60,922,478
OGE Energy Corp.	130,944	5,646,305
Otter Tail Corp.	30,034	1,496,294
Pinnacle West Capital Corp.	74,300	7,101,594
PNM Resources Inc.	51,897	2,456,804
Portland General Electric Co.	57,655	2,988,835
PPL Corp.	475,264	15,084,879
Southern Co. (The)	679,779	35,130,979
Spark Energy Inc., Class A	10,634	94,749
Xcel Energy Inc.	339,225	19,067,837

		336,643,828

Electrical Equipment — 0.6%
Acuity Brands Inc.	26,140	3,137,061
Allied Motion Technologies Inc.	5,167	177,641
American Electric Technologies Inc.(a)	5,877	5,011
American Superconductor Corp.(a)(b)	6,524	83,899
AMETEK Inc.	152,133	12,622,475
Atkore International Group Inc.(a)	35,002	753,593
AZZ Inc.	17,152	702,031
Babcock & Wilcox Enterprises Inc.(a)	127,861	52,576
Bloom Energy Corp., Class A(a)	13,243	171,100
Broadwind Energy Inc.(a)	11,538	19,384
Capstone Turbine Corp.(a)(b)	11,443	10,299
Eaton Corp. PLC	280,856	22,625,759
Emerson Electric Co.	402,177	27,537,059
Encore Wire Corp.	12,244	700,602
Energous Corp.(a)(b)	15,720	99,665
Energy Focus Inc.(a)	5,743	7,006
EnerSys	28,572	1,861,752

Security	Shares	Value
Electrical Equipment (continued)
Enphase Energy Inc.(a)(b)	50,839	$469,244
Espey Manufacturing & Electronics Corp.	612	15,147
FuelCell Energy Inc.(a)(b)	18,134	4,465
Generac Holdings Inc.(a)	41,063	2,103,657
GrafTech International Ltd.	29,695	379,799
Hubbell Inc.	34,338	4,051,197
Ideal Power Inc.(a)(b)	5,539	1,939
LSI Industries Inc.	16,827	44,255
nVent Electric PLC	111,833	3,017,254
Ocean Power Technologies Inc.(a)	15	66
Orion Energy Systems Inc.(a)(b)	17,760	15,726
Pioneer Power Solutions Inc.(a)	5,043	24,509
Plug Power Inc.(a)(b)	111,285	267,084
Powell Industries Inc.	5,760	152,928
Preformed Line Products Co.	650	34,509
Regal Beloit Corp.	28,986	2,373,084
Revolution Lighting Technologies Inc.(a)(b)	10,877	2,513
Rockwell Automation Inc.	79,222	13,900,292
Sensata Technologies Holding PLC(a)(b)	106,074	4,775,451
Servotronics Inc.	113	1,376
Sunrun Inc.(a)(b)	36,376	511,447
Sunworks Inc.(a)	11,044	4,837
Thermon Group Holdings Inc.(a)(b)	18,384	450,592
TPI Composites Inc.(a)(b)	12,039	344,556
Ultralife Corp.(a)(b)	6,041	62,041
Vicor Corp.(a)	11,087	343,919
Vivint Solar Inc.(a)	11,907	59,178

		103,977,978

Electronic Equipment, Instruments & Components — 0.8%
ADDvantage Technologies Group Inc.(a)(b)	5,022	6,880
Airgain Inc.(a)(b)	27,974	358,906
Akoustis Technologies Inc.(a)(b)	57,749	335,522
Amphenol Corp., Class A	198,320	18,729,341
Anixter International Inc.(a)	17,726	994,606
Applied DNA Sciences Inc.(a)(b)	12,314	8,774
Arlo Technologies Inc.(a)	6,682	27,597
Arrow Electronics Inc.(a)(b)	58,145	4,480,654
Avnet Inc.	73,938	3,206,691
AVX Corp.	29,254	507,264
Badger Meter Inc.	17,696	984,605
Bel Fuse Inc., Class A	246	5,272
Bel Fuse Inc., Class B, NVS	5,820	147,130
Belden Inc.(b)	28,403	1,525,241
Benchmark Electronics Inc.	29,962	786,502
CDW Corp./DE	99,496	9,588,430
ClearSign Combustion Corp.(a)(b)	2,687	2,418
Cognex Corp.	112,247	5,708,882
Coherent Inc.(a)(b)	16,597	2,352,127
Control4 Corp.(a)	17,765	300,761
Corning Inc.	518,168	17,151,361
CPS Technologies Corp.(a)	5,620	8,655
CTS Corp.	18,397	540,320
CUI Global Inc.(a)(b)	12,005	14,166
Daktronics Inc.	23,578	175,656
Data I/O Corp.(a)	5,536	30,725
Digital Ally Inc.(a)	889	3,307
Dolby Laboratories Inc., Class A	42,307	2,664,072
Dynasil Corp. of America(a)	10,823	11,039
Electro-Sensors Inc.(a)	222	761
eMagin Corp.(a)(b)	12,497	10,425

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
ePlus Inc.(a)	7,302	$646,519
Fabrinet(a)	23,368	1,223,548
FARO Technologies Inc.(a)	11,516	505,668
Fitbit Inc., Class A(a)	138,556	820,252
FLIR Systems Inc.	87,317	4,154,543
Frequency Electronics Inc.(a)(b)	5,536	65,602
ID Systems Inc.(a)(b)	6,531	38,729
Identiv Inc.(a)	6,695	33,743
IEC Electronics Corp.(a)	6,043	41,395
II-VI Inc.(a)	34,264	1,275,991
Image Sensing Systems Inc.(a)	5,167	26,145
Insight Enterprises Inc.(a)	23,307	1,283,283
Intellicheck Inc.(a)	5,688	20,079
IPG Photonics Corp.(a)(b)	22,031	3,343,865
Iteris Inc.(a)(b)	17,297	72,128
Itron Inc.(a)(b)	20,237	944,056
Jabil Inc.	93,515	2,486,564
KEMET Corp.	28,999	492,113
Key Tronic Corp.(a)(b)	5,977	36,878
Keysight Technologies Inc.(a)	124,834	10,885,525
Kimball Electronics Inc.(a)(b)	12,376	191,704
Knowles Corp.(a)(b)	53,362	940,772
LGL Group Inc. (The)(a)	449	2,936
LightPath Technologies Inc., Class A(a)	6,645	9,968
Littelfuse Inc.	15,842	2,890,848
LRAD Corp.(a)(b)	18,399	52,437
Luna Innovations Inc.(a)(b)	22,733	94,797
Maxwell Technologies Inc.(a)(b)	18,255	81,600
Mesa Laboratories Inc.(b)	2,184	503,412
Methode Electronics Inc.	23,482	675,812
MicroVision Inc.(a)(b)	29,925	28,991
MTS Systems Corp.	11,394	620,517
Napco Security Technologies Inc.(a)	6,668	138,294
National Instruments Corp.	76,233	3,381,696
Neonode Inc.(a)(b)	2,003	6,329
nLight Inc.(a)(b)	4,413	98,322
Novanta Inc.(a)	22,690	1,922,524
OSI Systems Inc.(a)(b)	11,614	1,017,386
PAR Technology Corp.(a)(b)	6,111	149,475
Park Electrochemical Corp.	11,916	187,081
PC Connection Inc.	13,199	484,007
PCM Inc.(a)(b)	5,628	206,154
Perceptron Inc.(a)(b)	5,891	44,182
Plexus Corp.(a)	22,521	1,372,655
Research Frontiers Inc.(a)(b)	11,801	25,490
RF Industries Ltd.	5,543	37,360
Richardson Electronics Ltd./U.S.	6,514	44,165
Rogers Corp.(a)(b)	11,567	1,837,765
Sanmina Corp.(a)	39,348	1,135,190
ScanSource Inc.(a)	17,341	621,155
Schmitt Industries Inc.(a)	498	1,180
SigmaTron International Inc.(a)	5,007	14,570
Superconductor Technologies Inc.(a)	30	45
SYNNEX Corp.	26,640	2,541,190
Taitron Components Inc., Class A(b)	800	2,104
TE Connectivity Ltd.	221,411	17,878,938
Tech Data Corp.(a)(b)	23,272	2,383,286
Trimble Inc.(a)(b)	162,479	6,564,152
TTM Technologies Inc.(a)(b)	63,183	741,137
Universal Security Instruments Inc.(a)	622	833

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology Inc.	82,549	$1,524,680
Vishay Precision Group Inc.(a)	6,585	225,273
Wayside Technology Group Inc.	830	9,255
Wireless Telecom Group Inc.(a)	11,463	17,653
Zebra Technologies Corp., Class A(a)	36,074	7,558,585

		157,330,621

Energy Equipment & Services — 0.6%
Apergy Corp.(a)	52,221	2,144,194
Archrock Inc.	87,543	856,171
Aspen Aerogels Inc.(a)	11,410	29,096
Baker Hughes a GE Co.	337,204	9,347,295
Basic Energy Services Inc.(a)(b)	83,922	318,904
Bristow Group Inc.(a)(b)	17,107	18,989
C&J Energy Services Inc.(a)	44,496	690,578
Cactus Inc., Class A(a)	21,453	763,727
CARBO Ceramics Inc.(a)(b)	12,298	43,043
Core Laboratories NV	28,905	1,992,422
Covia Holdings Corp.(a)(b)	67,863	379,354
Dawson Geophysical Co.(a)	30,588	89,623
Diamond Offshore Drilling Inc.(a)(b)	51,690	542,228
DMC Global Inc.	6,625	328,865
Dril-Quip Inc.(a)(b)	21,697	994,807
ENGlobal Corp.(a)(b)	11,006	5,614
Ensco PLC, Class A	280,819	1,103,619
Enservco Corp.(a)(b)	16,907	8,961
Era Group Inc.(a)	11,744	135,526
Exterran Corp.(a)	33,498	564,441
Forum Energy Technologies Inc.(a)	74,310	379,724
Frank’s International NV(a)	47,883	297,353
FTS International Inc.(a)(b)	18,723	187,230
Geospace Technologies Corp.(a)	10,837	140,231
Gulf Island Fabrication Inc.(a)	6,729	61,705
Halliburton Co.	568,102	16,645,389
Helix Energy Solutions Group Inc.(a)	89,026	704,196
Helmerich & Payne Inc.	68,573	3,809,916
Hornbeck Offshore Services Inc.(a)	16,594	20,577
Independence Contract Drilling Inc.(a)(b)	17,121	47,425
ION Geophysical Corp.(a)(b)	5,802	83,781
Keane Group Inc.(a)	34,664	377,491
KLX Energy Services Holdings Inc.(a)	13,447	338,058
Liberty Oilfield Services Inc., Class A(b)	25,368	390,414
Mammoth Energy Services Inc.	17,486	291,142
Matrix Service Co.(a)	17,331	339,341
McDermott International Inc.(a)(b)	117,894	877,131
Mitcham Industries Inc.(a)	6,498	25,537
Nabors Industries Ltd.	190,161	654,154
National Oilwell Varco Inc.(b)	249,005	6,633,493
Natural Gas Services Group Inc.(a)(b)	17	294
NCS Multistage Holdings Inc.(a)	70,532	365,356
Newpark Resources Inc.(a)	57,590	527,524
Nine Energy Service Inc.(a)(b)	10,392	235,379
Noble Corp. PLC(a)(b)	163,381	468,903
Oceaneering International Inc.(a)	70,169	1,106,565
Oil States International Inc.(a)(b)	44,622	756,789
Patterson-UTI Energy Inc.	141,918	1,989,690
Pioneer Energy Services Corp.(a)(b)	121,300	214,701
Profire Energy Inc.(a)(b)	18,182	32,546
ProPetro Holding Corp.(a)(b)	54,025	1,217,723
RigNet Inc.(a)	6,603	64,511
Rowan Companies PLC, Class A(a)	88,204	951,721

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services (continued)
RPC Inc.	31,940	$364,435
Schlumberger Ltd.	898,106	39,130,478
SEACOR Holdings Inc.(a)(b)	12,257	518,226
SEACOR Marine Holdings Inc.(a)(b)	29,609	394,096
Select Energy Services Inc., Class A(a)(b)	35,726	429,427
Solaris Oilfield Infrastructure Inc., Class A	23,022	378,482
Superior Drilling Products Inc.(a)(b)	5,684	7,503
Superior Energy Services Inc.(a)	88,310	412,408
Synthesis Energy Systems Inc.(a)(b)	5,824	3,151
TechnipFMC PLC	274,693	6,460,779
TETRA Technologies Inc.(a)(b)	58,007	135,736
Tidewater Inc.(a)(b)	20,497	475,325
Transocean Ltd.(a)	333,320	2,903,217
U.S. Silica Holdings Inc.	41,759	724,936
U.S. Well Services Inc.(a)	41,559	331,641
Unit Corp.(a)	36,642	521,782
Weatherford International PLC(a)	653,898	456,421

		114,241,490

Entertainment — 1.7%
Activision Blizzard Inc.	502,409	22,874,682
AMC Entertainment Holdings Inc., Class A	37,633	558,850
Ballantyne Strong Inc.(a)	6,636	11,613
Cinedigm Corp., Class A(a)(b)	5,945	11,295
Cinemark Holdings Inc.	69,627	2,784,384
Electronic Arts Inc.(a)	197,882	20,110,748
Global Eagle Entertainment Inc.(a)(b)	29,227	20,734
Glu Mobile Inc.(a)	75,053	821,080
Liberty Media Corp.-Liberty Braves, Class A(a)	13,149	367,383
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	22,761	632,073
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	10,847	369,232
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	143,510	5,030,025
Lions Gate Entertainment Corp., Class A	18,593	290,794
Lions Gate Entertainment Corp., Class B, NVS	70,322	1,061,862
Live Nation Entertainment Inc.(a)(b)	92,952	5,906,170
LiveXLive Media Inc.(a)(b)	61,026	328,320
Madison Square Garden Co. (The), Class A(a)	11,262	3,301,230
Marcus Corp. (The)	11,710	468,985
Netflix Inc.(a)	287,419	102,482,119
NTN Buzztime Inc.(a)	331	1,334
Reading International Inc., Class A, NVS(a)	11,386	181,721
Rosetta Stone Inc.(a)	11,485	250,947
Take-Two Interactive Software Inc.(a)	74,135	6,996,120
Viacom Inc., Class A(b)	16,056	521,017
Viacom Inc., Class B, NVS	227,801	6,394,374
Walt Disney Co. (The)	1,154,919	128,230,657
World Wrestling Entertainment Inc., Class A	30,050	2,607,739
Zynga Inc., Class A(a)	512,691	2,732,643

		315,348,131

Equity Real Estate Investment Trusts (REITs) — 3.9%
Acadia Realty Trust	53,989	1,472,280
ACRE Realty Investors Inc.(a)(c)	2,715	2,253
Agree Realty Corp.	26,071	1,807,763
Alexander & Baldwin Inc.	40,713	1,035,739
Alexander’s Inc.	3,142	1,181,926
Alexandria Real Estate Equities Inc.	73,611	10,493,984
American Assets Trust Inc.	27,193	1,247,071
American Campus Communities Inc.	88,084	4,191,037

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
American Finance Trust Inc.	35,274	$380,959
American Homes 4 Rent, Class A	163,564	3,716,174
American Tower Corp.	290,044	57,156,071
Americold Realty Trust	98,624	3,009,018
Apartment Investment & Management Co., Class A	96,439	4,849,917
Apple Hospitality REIT Inc.	153,688	2,505,114
Armada Hoffler Properties Inc.	22,679	353,566
Ashford Hospitality Trust Inc.	51,354	243,932
AvalonBay Communities Inc.	89,729	18,011,302
Bluerock Residential Growth REIT Inc.	11,661	125,706
Boston Properties Inc.	101,151	13,542,096
Braemar Hotels & Resorts Inc.	12,005	146,581
Brandywine Realty Trust	110,862	1,758,271
Brixmor Property Group Inc.	194,358	3,570,356
BRT Apartments Corp.	5,774	80,143
Camden Property Trust	64,126	6,508,789
CareTrust REIT Inc.	43,137	1,011,994
CatchMark Timber Trust Inc., Class A	23,554	231,300
CBL & Associates Properties Inc.	30,222	46,844
Cedar Realty Trust Inc.	39,656	134,830
Chatham Lodging Trust	16,889	324,944
Chesapeake Lodging Trust	34,698	964,951
CIM Commercial Trust Corp.	4,244	77,623
City Office REIT Inc.	12,383	140,052
Clipper Realty Inc.	27,974	374,572
Colony Capital Inc.	320,371	1,704,374
Columbia Property Trust Inc.	80,979	1,822,837
Community Healthcare Trust Inc.	13,196	473,604
CoreCivic Inc.	87,067	1,693,453
CorEnergy Infrastructure Trust Inc.	6,453	237,148
CorePoint Lodging Inc.	27,083	302,517
CoreSite Realty Corp.	22,691	2,428,391
Corporate Office Properties Trust	70,097	1,913,648
Cousins Properties Inc.	273,937	2,646,231
Crown Castle International Corp.	273,920	35,061,760
CubeSmart	123,278	3,949,827
CyrusOne Inc.	70,819	3,713,748
DiamondRock Hospitality Co.	104,985	1,136,988
Digital Realty Trust Inc.	137,767	16,394,273
Douglas Emmett Inc.	108,420	4,382,336
Duke Realty Corp.	241,461	7,383,877
Easterly Government Properties Inc.	42,653	768,181
EastGroup Properties Inc.	23,773	2,654,018
Empire State Realty Trust Inc., Class A	76,009	1,200,942
EPR Properties	51,101	3,929,667
Equinix Inc.	54,732	24,802,353
Equity Commonwealth	95,678	3,127,714
Equity LifeStyle Properties Inc.	59,914	6,848,170
Equity Residential	245,223	18,470,196
Essential Properties Realty Trust Inc.	25,667	501,020
Essex Property Trust Inc.	43,924	12,704,578
Extra Space Storage Inc.	82,664	8,424,288
Farmland Partners Inc.	11,425	73,120
Federal Realty Investment Trust	47,374	6,530,506
First Industrial Realty Trust Inc.	75,026	2,652,919
Four Corners Property Trust Inc.	35,371	1,046,982
Franklin Street Properties Corp.	58,606	421,377
Front Yard Residential Corp.	34,925	323,755
Gaming and Leisure Properties Inc.	133,884	5,163,906
GEO Group Inc. (The)	87,013	1,670,650

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Getty Realty Corp.	17,262	$552,902
Gladstone Commercial Corp.	12,383	257,195
Gladstone Land Corp.	5,587	70,676
Global Medical REIT Inc.	34,618	339,949
Global Net Lease Inc.	52,490	992,061
Global Self Storage Inc.(b)	5,505	21,249
Hannon Armstrong Sustainable Infrastructure Capital Inc.	42,646	1,093,443
HCP Inc.	317,779	9,946,483
Healthcare Realty Trust Inc.	77,680	2,494,305
Healthcare Trust of America Inc., Class A	128,487	3,673,443
Hersha Hospitality Trust	27,847	477,298
Highwoods Properties Inc.	69,668	3,259,069
Hospitality Properties Trust	105,818	2,784,072
Host Hotels & Resorts Inc.	491,655	9,292,280
Hudson Pacific Properties Inc.	98,109	3,376,912
Independence Realty Trust Inc.	68,640	740,626
Industrial Logistics Properties Trust	30,474	614,661
InfraREIT Inc.(a)	34,004	713,064
Innovative Industrial Properties Inc.(b)	8,223	671,737
Investors Real Estate Trust	12,308	737,372
Invitation Homes Inc.	195,988	4,768,388
Iron Mountain Inc.	190,114	6,741,442
iStar Inc.	23,824	200,598
JBG SMITH Properties	74,130	3,065,276
Jernigan Capital Inc.	24,189	508,937
Kilroy Realty Corp.	66,837	5,076,939
Kimco Realty Corp.	270,095	4,996,758
Kite Realty Group Trust	63,961	1,022,736
Lamar Advertising Co., Class A	57,591	4,564,663
Lexington Realty Trust	134,044	1,214,439
Liberty Property Trust	101,194	4,899,814
Life Storage Inc.	30,318	2,949,032
LTC Properties Inc.	23,832	1,091,506
Macerich Co. (The)	67,295	2,917,238
Mack-Cali Realty Corp.	58,322	1,294,748
MedEquities Realty Trust Inc.	16,876	187,830
Medical Properties Trust Inc.	275,338	5,096,506
Mid-America Apartment Communities Inc.	75,483	8,252,556
Monmouth Real Estate Investment Corp.	46,453	612,251
National Health Investors Inc.	28,457	2,235,297
National Retail Properties Inc.	107,315	5,944,178
National Storage Affiliates Trust	31,691	903,510
New Senior Investment Group Inc.	39,654	216,114
NexPoint Residential Trust Inc.	12,314	472,119
NorthStar Realty Europe Corp.	40,276	699,191
Office Properties Income Trust	26,852	742,189
Omega Healthcare Investors Inc.	135,254	5,159,940
One Liberty Properties Inc.	10,801	313,229
Outfront Media Inc.	87,611	2,050,097
Paramount Group Inc.	123,303	1,749,670
Park Hotels & Resorts Inc.	135,034	4,196,857
Pebblebrook Hotel Trust	85,711	2,662,184
Pennsylvania REIT	47,818	300,775
Physicians Realty Trust	123,806	2,328,791
Piedmont Office Realty Trust Inc., Class A	93,167	1,942,532
Plymouth Industrial REIT Inc.	23,778	399,946
PotlatchDeltic Corp.	41,713	1,576,334
Power REIT(a)	239	1,436
Preferred Apartment Communities Inc., Class A	35,626	527,977

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Prologis Inc.	415,393	$29,887,526
PS Business Parks Inc.	14,914	2,338,963
Public Storage	98,442	21,438,699
QTS Realty Trust Inc., Class A	34,200	1,538,658
Rayonier Inc.	88,724	2,796,580
Realty Income Corp.	200,327	14,736,054
Regency Centers Corp.	109,328	7,378,547
Retail Opportunity Investments Corp.	78,666	1,364,068
Retail Properties of America Inc., Class A	151,001	1,840,702
Retail Value Inc.	12,269	382,425
Rexford Industrial Realty Inc.	63,296	2,266,630
RLJ Lodging Trust	110,466	1,940,888
RPT Realty	33,579	403,284
Ryman Hospitality Properties Inc.	34,514	2,838,431
Sabra Health Care REIT Inc.	127,362	2,479,738
Safehold Inc.	18,787	409,744
Saul Centers Inc.	6,479	332,826
SBA Communications Corp.(a)	73,852	14,745,290
Senior Housing Properties Trust	155,845	1,835,854
Seritage Growth Properties, Class A	16,562	736,015
Simon Property Group Inc.	203,635	37,104,333
SITE Centers Corp.	92,774	1,263,582
SL Green Realty Corp.	54,900	4,936,608
Sotherly Hotels Inc.	6,524	44,428
Spirit MTA REIT	36,105	234,321
Spirit Realty Capital Inc.	65,565	2,604,897
STAG Industrial Inc.	59,266	1,757,237
STORE Capital Corp.	125,065	4,189,678
Summit Hotel Properties Inc.	65,773	750,470
Sun Communities Inc.	57,314	6,792,855
Sunstone Hotel Investors Inc.	139,309	2,006,050
Tanger Factory Outlet Centers Inc.	49,357	1,035,510
Taubman Centers Inc.	42,253	2,234,339
Terreno Realty Corp.	43,937	1,847,111
Tier REIT Inc.	29,251	838,334
UDR Inc.	180,180	8,190,983
UMH Properties Inc.	16,785	236,333
Uniti Group Inc.	123,120	1,377,713
Universal Health Realty Income Trust	6,884	521,188
Urban Edge Properties	73,747	1,401,193
Urstadt Biddle Properties Inc., Class A	5,143	106,152
Ventas Inc.	234,913	14,989,799
VEREIT Inc.	676,887	5,665,544
VICI Properties Inc.	231,289	5,060,603
Vornado Realty Trust	116,005	7,823,377
Washington Prime Group Inc.	155,581	879,033
Washington REIT	47,317	1,342,856
Weingarten Realty Investors	89,063	2,615,780
Welltower Inc.	254,752	19,768,755
Weyerhaeuser Co.	487,955	12,852,735
Wheeler Real Estate Investment Trust Inc.(a)	736	1,097
Whitestone REIT	17,129	205,891
WP Carey Inc.	109,326	8,563,506
Xenia Hotels & Resorts Inc.	69,718	1,527,521

		735,710,066

Food & Staples Retailing — 1.3%
Andersons Inc. (The)	17,239	555,613
BJ’s Wholesale Club Holdings Inc.(a)(b)	47,330	1,296,842
Casey’s General Stores Inc.	25,278	3,255,048
Chefs’ Warehouse Inc. (The)(a)(b)	11,711	363,627

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing (continued)
Costco Wholesale Corp.	289,923	$70,201,955
Ingles Markets Inc., Class A	12,811	353,840
Kroger Co. (The)	529,729	13,031,333
Natural Grocers by Vitamin Cottage Inc.(a)(b)	24,311	290,516
Performance Food Group Co.(a)	72,077	2,857,132
PriceSmart Inc.	12,659	745,362
Rite Aid Corp.(a)(b)	619,050	393,097
Smart & Final Stores Inc.(a)(b)	34,430	170,084
SpartanNash Co.	33,216	527,138
Sprouts Farmers Market Inc.(a)(b)	77,019	1,658,989
Sysco Corp.	309,325	20,650,537
U.S. Foods Holding Corp.(a)	140,902	4,918,889
United Natural Foods Inc.(a)	27,504	363,603
Village Super Market Inc., Class A	5,247	143,401
Walmart Inc.	935,693	91,258,138
Walgreens Boots Alliance Inc.	524,751	33,200,996
Weis Markets Inc.	10,389	423,975

		246,660,115

Food Products — 1.2%
Alico Inc.	649	17,659
Arcadia Biosciences Inc.(a)(b)	219	1,535
Archer-Daniels-Midland Co.	368,742	15,903,842
B&G Foods Inc.(b)	37,668	919,853
Bridgford Foods Corp.(a)(b)	641	15,262
Bunge Ltd.	93,892	4,982,848
Calavo Growers Inc.	8,587	720,020
Cal-Maine Foods Inc.	22,433	1,001,185
Campbell Soup Co.	125,685	4,792,369
Coffee Holding Co. Inc.(a)	5,624	30,426
Conagra Brands Inc.	317,472	8,806,673
Darling Ingredients Inc.(a)	104,975	2,272,709
Dean Foods Co.	55,941	169,501
Farmer Bros. Co.(a)	13	260
Flowers Foods Inc.	116,624	2,486,424
Fresh Del Monte Produce Inc.	20,456	552,926
Freshpet Inc.(a)(b)	11,799	498,980
General Mills Inc.	390,681	20,217,742
Hain Celestial Group Inc. (The)(a)(b)	58,509	1,352,728
Hershey Co. (The)	92,644	10,638,311
Hormel Foods Corp.	180,101	8,061,321
Hostess Brands Inc.(a)(b)	63,695	796,188
Ingredion Inc.	42,138	3,990,047
J&J Snack Foods Corp.	10,277	1,632,399
JM Smucker Co. (The)	75,033	8,741,345
John B Sanfilippo & Son Inc.	5,247	377,102
Kellogg Co.	166,740	9,567,541
Kraft Heinz Co. (The)	404,360	13,202,354
Lamb Weston Holdings Inc.	95,114	7,127,843
Lancaster Colony Corp.	13,978	2,190,213
Landec Corp.(a)(b)	17,386	213,500
Lifeway Foods Inc.(a)(b)	5,034	12,182
Limoneira Co.	6,502	152,992
McCormick & Co. Inc./MD, NVS	81,640	12,297,433
Mondelez International Inc., Class A	953,175	47,582,496
Pilgrim’s Pride Corp.(a)	38,315	854,041
Post Holdings Inc.(a)	44,382	4,855,391
RiceBran Technologies(a)(b)	5,709	21,237
Rocky Mountain Chocolate Factory Inc.	4,994	45,046
S&W Seed Co.(a)	6,751	18,093
Sanderson Farms Inc.	11,927	1,572,456

Security	Shares	Value
Food Products (continued)
Seaboard Corp.	236	$1,011,189
Seneca Foods Corp., Class A(a)	5,127	126,124
Seneca Foods Corp., Class B(a)	117	2,823
Simply Good Foods Co. (The)(a)(b)	29,458	606,540
Tootsie Roll Industries Inc.	16,276	606,096
TreeHouse Foods Inc.(a)	35,153	2,269,126
Tyson Foods Inc., Class A	193,910	13,463,171

		216,777,542

Gas Utilities — 0.2%
Atmos Energy Corp.	75,697	7,791,492
Chesapeake Utilities Corp.	11,084	1,010,972
National Fuel Gas Co.	57,538	3,507,517
New Jersey Resources Corp.	52,995	2,638,621
Northwest Natural Holding Co.	20,711	1,359,263
ONE Gas Inc.	34,351	3,058,270
RGC Resources Inc.	1,246	33,031
South Jersey Industries Inc.	57,485	1,843,544
Southwest Gas Holdings Inc.	36,024	2,963,334
Spire Inc.	29,715	2,445,247
UGI Corp.	117,174	6,493,783

		33,145,074

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,157,266	92,511,844
ABIOMED Inc.(a)	29,764	8,500,301
Accuray Inc.(a)(b)	51,744	246,819
Aethlon Medical Inc.(a)	5,248	4,986
Akers Biosciences Inc.(a)(b)	85	82
Align Technology Inc.(a)	47,287	13,445,113
Alliqua BioMedical Inc.(a)	1,090	3,205
Alphatec Holdings Inc.(a)(b)	5,047	13,375
AngioDynamics Inc.(a)	17,347	396,552
Antares Pharma Inc.(a)(b)	92,881	281,429
Apollo Endosurgery Inc.(a)(b)	72	269
Apyx Medical Corp.(a)(b)	17,308	109,214
Atossa Genetics Inc.(a)(b)	54	190
AtriCure Inc.(a)	17,382	465,664
Atrion Corp.	646	567,627
Avanos Medical Inc.(a)	29,386	1,254,195
Avinger Inc.(a)(b)	81	77
Axogen Inc.(a)	27,999	589,659
Axonics Modulation Technologies Inc.(a)(b)	16,936	405,617
Baxter International Inc.	315,253	25,633,221
Becton Dickinson and Co.	176,964	44,193,220
Biolase Inc.(a)	5,621	13,378
BioLife Solutions Inc.(a)	5,916	105,837
BioSig Technologies Inc.(a)(b)	59,389	364,648
Boston Scientific Corp.(a)	910,967	34,962,913
Cantel Medical Corp.(b)	23,108	1,545,694
Cardiovascular Systems Inc.(a)	17,803	688,264
CAS Medical Systems Inc.(a)(b)	17,231	41,871
Cerus Corp.(a)	67,755	422,114
Cesca Therapeutics Inc.(a)	272	79
Chembio Diagnostics Inc.(a)(b)	5,723	31,763
ConforMIS Inc.(a)(b)	5,887	16,955
CONMED Corp.	17,166	1,427,868
Cooper Companies Inc. (The)	32,394	9,594,131
Corindus Vascular Robotics Inc.(a)(b)	52,818	91,903
CryoLife Inc.(a)	16,005	466,866
CryoPort Inc.(a)(b)	14,219	183,710

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cutera Inc.(a)	6,745	$119,117
CytoSorbents Corp.(a)(b)	11,460	86,752
Danaher Corp.	413,162	54,545,647
Dare Bioscience Inc.(a)(b)	643	900
DENTSPLY SIRONA Inc.	144,550	7,168,235
DexCom Inc.(a)	60,237	7,174,227
Edwards Lifesciences Corp.(a)	136,020	26,024,707
Ekso Bionics Holdings Inc.(a)(b)	163,349	410,006
Electromed Inc.(a)	4,994	25,719
Endologix Inc.(a)	4,613	30,492
FONAR Corp.(a)	5,169	105,809
GenMark Diagnostics Inc.(a)(b)	28,420	201,498
Glaukos Corp.(a)(b)	21,586	1,691,695
Globus Medical Inc., Class A(a)	46,391	2,292,179
Haemonetics Corp.(a)	35,597	3,114,026
Helius Medical Technologies Inc.(a)(b)	53,349	355,304
Heska Corp.(a)	5,439	462,968
Hill-Rom Holdings Inc.	45,069	4,771,004
Hologic Inc.(a)	173,039	8,375,088
ICU Medical Inc.(a)	10,519	2,517,512
IDEXX Laboratories Inc.(a)	57,565	12,871,534
Inogen Inc.(a)	11,828	1,128,036
InspireMD Inc.(a)	2	—
Insulet Corp.(a)(b)	39,760	3,780,778
Integer Holdings Corp.(a)	17,243	1,300,467
Integra LifeSciences Holdings Corp.(a)	45,820	2,553,090
IntriCon Corp.(a)	5,172	129,714
Intuitive Surgical Inc.(a)	75,156	42,882,511
Invacare Corp.	17,747	148,542
InVivo Therapeutics Holdings Corp.(a)	509	789
iRadimed Corp.(a)(b)	4,940	138,765
iRhythm Technologies Inc.(a)(b)	13,219	990,896
IRIDEX Corp.(a)(b)	5,635	25,696
Kewaunee Scientific Corp.	262	5,518
Lantheus Holdings Inc.(a)	18,289	447,715
LeMaitre Vascular Inc.	6,579	203,949
LivaNova PLC(a)(b)	32,616	3,171,906
Masimo Corp.(a)	31,573	4,365,914
Medtronic PLC.	880,368	80,183,917
Meridian Bioscience Inc.	24,216	426,444
Merit Medical Systems Inc.(a)(b)	34,936	2,160,093
Microbot Medical Inc.(a)	17	132
Milestone Scientific Inc.(a)(b)	6,545	2,160
Misonix Inc.(a)(b)	5,131	98,669
Natus Medical Inc.(a)	22,462	570,086
Neogen Corp.(a)	36,142	2,074,189
NeuroMetrix Inc.(a)	108	119
Neuronetics Inc.(a)	22,540	343,735
Nevro Corp.(a)	16,572	1,035,916
NuVasive Inc.(a)(b)	32,496	1,845,448
Nuvectra Corp.(a)	5,659	62,306
OraSure Technologies Inc.(a)	35,091	391,265
Orthofix Medical Inc.(a)	11,677	658,700
OrthoPediatrics Corp.(a)	9,264	409,747
Penumbra Inc.(a)(b)	21,226	3,120,434
Precision Therapeutics Inc.(a)	57	43
Presbia PLC(a)(b)	1,019	734
Pro-Dex Inc.(a)	613	8,876
Pulse Biosciences Inc.(a)	20,985	369,126
Quidel Corp.(a)(b)	23,494	1,538,152

Security	Shares	Value
Health Care Equipment & Supplies (continued)
ResMed Inc.	93,791	$9,751,450
Retractable Technologies Inc.(a)	6,598	4,216
Rockwell Medical Inc.(a)(b)	40,346	229,569
RTI Surgical Holdings Inc.(a)	35,785	215,068
SeaSpine Holdings Corp.(a)	5,794	87,374
Second Sight Medical Products Inc.(a)(b)	11,032	8,770
Senseonics Holdings Inc.(a)(b)	74,503	182,532
Sensus Healthcare Inc.(a)	48,165	338,118
SI-BONE Inc.(a)	20,720	390,365
Sientra Inc.(a)(b)	16,658	142,926
SiNtx Technologies Inc.(a)	365	69
Sorrento Tech Inc.(a)(c)	126	1
STAAR Surgical Co.(a)	17,615	602,257
STERIS PLC(a)	55,249	7,073,529
Strata Skin Sciences Inc.(a)	1,191	3,394
Stryker Corp.	202,758	40,048,760
Surmodics Inc.(a)	6,480	281,750
Tactile Systems Technology Inc.(a)(b)	11,342	597,950
Tandem Diabetes Care Inc.(a)(b)	37,043	2,352,231
Teleflex Inc.	30,533	9,225,851
TransEnterix Inc.(a)(b)	167,919	399,647
Utah Medical Products Inc.	754	66,541
Vapotherm Inc.(a)	18,977	372,898
Varex Imaging Corp.(a)	24,155	818,371
Varian Medical Systems Inc.(a)	60,051	8,510,428
Vermillion Inc.(a)(b)	16,824	19,348
ViewRay Inc.(a)(b)	51,967	384,036
VolitionRx Ltd.(a)	6,537	21,245
West Pharmaceutical Services Inc.	50,036	5,513,967
Wright Medical Group NV(a)(b)	73,378	2,307,738
Xtant Medical Holdings Inc.(a)	120	366
Zimmer Biomet Holdings Inc.	134,522	17,178,459
Zosano Pharma Corp.(a)	202	964

		634,629,837

Health Care Providers & Services — 2.5%
AAC Holdings Inc.(a)(b)	5,679	10,449
Acadia Healthcare Co. Inc.(a)(b)	57,585	1,687,816
Addus HomeCare Corp.(a)	5,201	330,732
Amedisys Inc.(a)	20,618	2,541,375
American Renal Associates Holdings Inc.(a)	5,669	34,808
American Shared Hospital Services(a)	709	1,971
AmerisourceBergen Corp.	101,041	8,034,780
AMN Healthcare Services Inc.(a)	29,543	1,391,180
Anthem Inc.	169,049	48,513,682
Apollo Medical Holdings Inc.(a)(b)	18,996	348,007
BioScrip Inc.(a)(b)	118,721	237,442
BioTelemetry Inc.(a)	22,708	1,421,975
Brookdale Senior Living Inc.(a)	144,754	952,481
Capital Senior Living Corp.(a)(b)	17,494	69,801
Cardinal Health Inc.	198,037	9,535,482
Centene Corp.(a)	272,196	14,453,608
Chemed Corp.	10,211	3,268,235
Cigna Corp.	249,460	40,118,157
Community Health Systems Inc.(a)	70,034	261,227
CorVel Corp.(a)	5,968	389,352
Covetrus Inc.(a)	61,234	1,950,303
Cross Country Healthcare Inc.(a)	22,456	157,866
CVS Health Corp.	853,132	46,009,409
DaVita Inc.(a)	83,092	4,511,065
Digirad Corp.	11,953	10,898

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services (continued)
Diplomat Pharmacy Inc.(a)	39,003	$226,607
Diversicare Healthcare Services Inc.	4,960	20,088
Encompass Health Corp.	65,494	3,824,850
Ensign Group Inc. (The)	29,353	1,502,580
Five Star Senior Living Inc.(a)(b)	2,456	2,395
Genesis Healthcare Inc.(a)	16,858	24,275
Guardant Health Inc.(a)(b)	8,441	647,425
Hanger Inc.(a)	24,252	462,001
HCA Healthcare Inc.	176,651	23,031,757
HealthEquity Inc.(a)	36,778	2,720,836
Henry Schein Inc.(a)	100,348	6,031,918
Humana Inc.	89,916	23,917,656
InfuSystem Holdings Inc.(a)(b)	11,554	57,885
Interpace Diagnostics Group Inc.(a)	271	217
Joint Corp. (The)(a)	5,611	88,373
Laboratory Corp. of America Holdings(a)(b)	64,723	9,901,324
LHC Group Inc.(a)	20,919	2,319,080
Magellan Health Inc.(a)	13,459	887,217
McKesson Corp.	124,913	14,622,316
MEDNAX Inc.(a)	58,691	1,594,634
Molina Healthcare Inc.(a)	40,281	5,718,291
National HealthCare Corp.	6,242	473,643
National Research Corp.	5,988	231,137
Owens & Minor Inc.	2,672	10,955
Patterson Companies Inc.	59,162	1,292,690
PetIQ Inc.(a)	13,412	421,271
Premier Inc., Class A(a)(b)	35,172	1,213,082
Providence Service Corp. (The)(a)	6,555	436,694
Psychemedics Corp.	5,018	70,402
Quest Diagnostics Inc.	89,437	8,042,175
Quorum Health Corp.(a)(b)	17,884	25,038
R1 RCM Inc.(a)(b)	43,751	423,072
RadNet Inc.(a)	18,391	227,864
Regional Health Properties Inc.(a)(b)	885	1,000
Select Medical Holdings Corp.(a)	66,690	939,662
Sharps Compliance Corp.(a)	6,455	23,625
Surgery Partners Inc.(a)	22,561	254,488
Tenet Healthcare Corp.(a)	56,482	1,628,941
Tivity Health Inc.(a)	37,010	649,896
Triple-S Management Corp., Class B(a)	16,658	380,136
U.S. Physical Therapy Inc.(b)	6,531	685,951
UnitedHealth Group Inc.	629,663	155,690,473
Universal Health Services Inc., Class B(b)	55,131	7,374,874
WellCare Health Plans Inc.(a)	32,817	8,852,386

		473,193,281

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)(b)	116,935	1,115,560
Castlight Health Inc., Class B(a)	24,224	90,840
Cerner Corp.(a)(b)	215,839	12,348,149
Computer Programs & Systems Inc.	6,000	178,140
Evolent Health Inc., Class A(a)	54,947	691,233
HealthStream Inc.(a)	16,723	469,247
HMS Holdings Corp.(a)	52,769	1,562,490
HTG Molecular Diagnostics Inc.(a)(b)	5,011	12,528
Icad Inc.(a)	6,685	34,561
Inovalon Holdings Inc., Class A(a)(b)	41,300	513,359
Inspire Medical Systems Inc.(a)	7,965	452,253
Medidata Solutions Inc.(a)	40,390	2,958,164
Micron Solutions Inc.(a)	620	1,742
NextGen Healthcare Inc.(a)	28,542	480,362

Security	Shares	Value
Health Care Technology (continued)
Omnicell Inc.(a)	27,488	$2,222,130
OptimizeRx Corp.(a)(b)	24,978	317,720
Simulations Plus Inc.	5,983	126,301
Streamline Health Solutions Inc.(a)	12,585	13,214
Tabula Rasa HealthCare Inc.(a)(b)	10,561	595,852
Teladoc Health Inc.(a)(b)	42,412	2,358,107
Veeva Systems Inc., Class A(a)	80,988	10,274,138
Vocera Communications Inc.(a)	16,704	528,348

		37,344,438

Hotels, Restaurants & Leisure — 2.1%
Aramark	164,441	4,859,232
Ark Restaurants Corp.	295	5,750
Belmond Ltd., Class A(a)	58,864	1,467,479
Biglari Holdings Inc., Class A(a)(b)	19	13,973
Biglari Holdings Inc., Class B, NVS(a)(b)	199	28,131
BJ’s Restaurants Inc.	16,711	790,096
Bloomin’ Brands Inc.	56,610	1,157,674
Bowl America Inc., Class A	686	10,324
Boyd Gaming Corp.	50,975	1,394,676
Brinker International Inc.	21,083	935,664
Caesars Entertainment Corp.(a)(b)	392,036	3,406,793
Canterbury Park Holding Corp.	598	8,683
Carnival Corp.	262,813	13,329,875
Carrols Restaurant Group Inc.(a)	22,588	225,202
Century Casinos Inc.(a)(b)	12,322	111,637
Chanticleer Holdings Inc.(a)	1,017	1,759
Cheesecake Factory Inc. (The)	28,967	1,417,066
Chipotle Mexican Grill Inc.(a)	16,228	11,526,911
Choice Hotels International Inc.	23,058	1,792,529
Churchill Downs Inc.	25,381	2,290,889
Chuy’s Holdings Inc.(a)(b)	11,397	259,510
Cracker Barrel Old Country Store Inc.	16,637	2,688,706
Darden Restaurants Inc.	81,521	9,902,356
Dave & Buster’s Entertainment Inc.	22,173	1,105,767
Del Frisco’s Restaurant Group Inc.(a)(b)	38,561	247,176
Del Taco Restaurants Inc.(a)	17,271	173,746
Denny’s Corp.(a)	51,788	950,310
Dine Brands Global Inc.	11,407	1,041,345
Diversified Restaurant Holdings Inc.(a)(b)	6,683	5,968
Domino’s Pizza Inc.	26,477	6,833,714
Dover Motorsports Inc.	11,432	23,093
Drive Shack Inc.(a)(b)	30,351	136,276
Dunkin’ Brands Group Inc.	52,185	3,919,093
El Pollo Loco Holdings Inc.(a)	11,998	156,094
Eldorado Resorts Inc.(a)	39,652	1,851,352
Empire Resorts Inc.(a)	635	6,382
Extended Stay America Inc.	127,881	2,295,464
Famous Dave’s of America Inc.(a)	5,964	33,875
Fiesta Restaurant Group Inc.(a)	22,889	300,075
Flanigan’s Enterprises Inc.	198	4,590
Full House Resorts Inc.(a)(b)	4,630	9,353
Gaming Partners International Corp.	825	10,741
Golden Entertainment Inc.(a)	24,905	352,655
Good Times Restaurants Inc.(a)	6,460	15,633
Habit Restaurants Inc. (The), Class A(a)(b)	6,455	69,843
Hilton Grand Vacations Inc.(a)(b)	65,375	2,016,819
Hilton Worldwide Holdings Inc.	193,912	16,116,026
Hyatt Hotels Corp., Class A	28,078	2,037,620
Inspired Entertainment Inc.(a)(b)	54,351	362,249
International Speedway Corp., Class A	15,731	686,343

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
J Alexander’s Holdings Inc.(a)(b)	10,924	$107,274
Jack in the Box Inc.	16,390	1,328,573
Kona Grill Inc.(a)(b)	5,985	5,446
Las Vegas Sands Corp.	245,071	14,939,528
Lindblad Expeditions Holdings Inc.(a)(b)	11,607	177,007
Luby’s Inc.(a)	12,294	17,703
Marriott International Inc./MD, Class A	184,341	23,059,216
Marriott Vacations Worldwide Corp.	24,514	2,292,059
McDonald’s Corp.	502,624	95,448,298
MGM Resorts International.	331,990	8,518,863
Monarch Casino & Resort Inc.(a)	5,765	253,199
Nathan’s Famous Inc.	709	48,496
Nevada Gold & Casinos Inc.(a)	10,815	26,929
Noodles & Co.(a)(b)	11,984	81,491
Norwegian Cruise Line Holdings Ltd.(a)	141,910	7,799,374
ONE Group Hospitality Inc. (The)(a)(b)	10,979	32,498
Papa John’s International Inc.(b)	17,607	932,291
Papa Murphy’s Holdings Inc.(a)(b)	23,900	125,236
Peak Resorts Inc.(b)	6,471	29,443
Penn National Gaming Inc.(a)(b)	76,656	1,540,786
Planet Fitness Inc., Class A(a)	58,836	4,043,210
Playa Hotels & Resorts NV(a)(b)	47,556	362,852
PlayAGS Inc.(a)(b)	15,057	360,314
Potbelly Corp.(a)	16,731	142,381
Rave Restaurant Group Inc.(a)(b)	3,285	5,059
RCI Hospitality Holdings Inc.	5,969	137,108
Red Lion Hotels Corp.(a)(b)	11,909	96,225
Red Robin Gourmet Burgers Inc.(a)	12,274	353,614
Red Rock Resorts Inc., Class A	42,661	1,102,787
Royal Caribbean Cruises Ltd.	113,669	13,028,741
Ruth’s Hospitality Group Inc.	22,730	581,661
Scientific Games Corp./DE, Class A(a)(b)	37,402	763,749
SeaWorld Entertainment Inc.(a)	41,079	1,058,195
Shake Shack Inc., Class A(a)(b)	16,489	975,324
Six Flags Entertainment Corp.	48,219	2,379,608
Speedway Motorsports Inc.	6,141	88,860
Starbucks Corp.	817,892	60,802,091
Texas Roadhouse Inc.	46,757	2,907,818
Town Sports International Holdings Inc.(a)	17,401	82,829
Twin River Worldwide Holdings Inc.(a)	1,022	30,609
Vail Resorts Inc.	26,393	5,735,199
Wendy’s Co. (The)	134,666	2,409,175
Wingstop Inc.(b)	18,478	1,404,882
Wyndham Destinations Inc.	60,335	2,442,964
Wyndham Hotels & Resorts Inc.	59,981	2,998,450
Wynn Resorts Ltd.	61,489	7,336,867
Yum! Brands Inc.	200,716	20,033,464

		386,814,263

Household Durables — 0.4%
Bassett Furniture Industries Inc.	12,499	205,109
Beazer Homes USA Inc.(a)	17,267	198,743
Cavco Industries Inc.(a)	5,685	668,158
Century Communities Inc.(a)	11,573	277,405
Comstock Holding Companies Inc.(a)	285	621
CSS Industries Inc.	5,755	34,472
CTI Industries Corp.(a)	230	718
Dixie Group Inc. (The)(a)	10,874	10,222
DR Horton Inc.	226,371	9,367,232
Emerson Radio Corp.(a)	11,768	15,298
Ethan Allen Interiors Inc.	10,960	209,665

Security	Shares	Value
Household Durables (continued)
Flexsteel Industries Inc.	13	$301
Garmin Ltd.	80,437	6,945,735
GoPro Inc., Class A(a)(b)	64,977	422,351
Green Brick Partners Inc.(a)	17,348	151,795
Hamilton Beach Brands Holding Co., Class A	28	601
Helen of Troy Ltd.(a)	17,506	2,029,996
Hooker Furniture Corp.	6,547	188,750
Hovnanian Enterprises Inc., Class A(a)	3,072	33,696
Installed Building Products Inc.(a)(b)	15,583	755,775
iRobot Corp.(a)(b)	17,644	2,076,522
KB Home	52,883	1,278,182
La-Z-Boy Inc.	29,917	986,962
Leggett & Platt Inc.	82,646	3,489,314
Lennar Corp., Class A	191,139	9,383,014
Lennar Corp., Class B	9,691	379,112
LGI Homes Inc.(a)(b)	11,109	669,206
Libbey Inc.	12,354	35,085
Lifetime Brands Inc.	6,141	58,032
Live Ventures Inc.(a)	631	4,846
Lovesac Co. (The)(a)	11,920	331,495
M/I Homes Inc.(a)	16,746	445,779
MDC Holdings Inc.	32,290	938,367
Meritage Homes Corp.(a)	23,270	1,040,402
Mohawk Industries Inc.(a)(b)	41,233	5,201,543
New Home Co. Inc. (The)(a)(b)	6,689	31,840
Newell Brands Inc.	254,011	3,896,529
Nova Lifestyle Inc.(a)(b)	11,776	10,363
NVR Inc.(a)	2,260	6,253,420
P&F Industries Inc., Class A	689	5,629
PulteGroup Inc.	179,688	5,024,076
Roku Inc.(a)(b)	34,933	2,253,528
Skyline Champion Corp.	40,909	777,271
Sonos Inc.(a)	6,247	64,282
Taylor Morrison Home Corp., Class A(a)(b)	58,308	1,034,967
Tempur Sealy International Inc.(a)(b)	27,782	1,602,188
Toll Brothers Inc.	87,944	3,183,573
TopBuild Corp.(a)	23,993	1,555,226
TRI Pointe Group Inc.(a)(b)	93,491	1,181,726
Tupperware Brands Corp.	31,766	812,574
Turtle Beach Corp.(a)(b)	2,103	23,890
Universal Electronics Inc.(a)	5,678	210,938
VOXX International Corp.(a)	11,398	52,659
Vuzix Corp.(a)(b)	6,701	20,505
Whirlpool Corp.	42,563	5,656,197
William Lyon Homes, Class A(a)	10,935	168,071
ZAGG Inc.(a)	17,665	160,222

		81,814,178

Household Products — 1.4%
Central Garden & Pet Co.(a)(b)	5,990	153,104
Central Garden & Pet Co., Class A, NVS(a)	28,482	662,207
Church & Dwight Co. Inc.	164,372	11,708,218
Clorox Co. (The)	83,463	13,392,473
Colgate-Palmolive Co.	567,460	38,893,708
Energizer Holdings Inc.	43,029	1,933,293
Kimberly-Clark Corp.	226,665	28,083,793
Ocean Bio-Chem Inc.	728	2,482
Oil-Dri Corp. of America	4,983	155,171
Orchids Paper Products Co.(a)(b)	5,824	7,222
Procter & Gamble Co. (The)	1,646,358	171,303,550
Spectrum Brands Holdings Inc.	29,690	1,626,418

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
WD-40 Co.	8,564	$1,451,084

		269,372,723

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	440,489	7,964,041
Clearway Energy Inc., Class A	22,680	329,767
Clearway Energy Inc., Class C	45,416	686,236
NRG Energy Inc.	184,513	7,838,112
Ormat Technologies Inc.	33,985	1,874,273
Pattern Energy Group Inc., Class A	58,596	1,289,112
TerraForm Power Inc., Class A	42,087	578,276
Vistra Energy Corp.	258,710	6,734,221

		27,294,038

Industrial Conglomerates — 1.3%
3M Co.	378,566	78,658,443
Carlisle Companies Inc.	37,696	4,622,284
General Electric Co.	5,734,387	57,286,526
Honeywell International Inc.	481,185	76,469,920
Raven Industries Inc.	23,324	894,942
Roper Technologies Inc.	67,963	23,241,307

		241,173,422

Insurance — 2.6%
1347 Property Insurance Holdings Inc.(a)	5,060	26,616
Aflac Inc.	499,110	24,955,500
Alleghany Corp.(a)	9,730	5,958,652
Allstate Corp. (The)	219,781	20,698,975
Ambac Financial Group Inc.(a)	27,480	497,938
American Equity Investment Life Holding Co.	50,124	1,354,351
American Financial Group Inc./OH	41,335	3,976,840
American International Group Inc.	572,572	24,654,950
American National Insurance Co.	5,834	704,864
AMERISAFE Inc.	6,027	358,004
Aon PLC	159,295	27,191,657
Arch Capital Group Ltd.(a)	268,057	8,663,602
Argo Group International Holdings Ltd.	25,074	1,771,729
Arthur J Gallagher & Co.	122,217	9,545,148
Assurant Inc.	36,725	3,485,570
Assured Guaranty Ltd.	71,752	3,187,941
Athene Holding Ltd., Class A(a)	87,213	3,558,290
Atlantic American Corp.	749	1,910
Atlas Financial Holdings Inc.(a)(b)	6,014	14,794
Axis Capital Holdings Ltd.	59,271	3,246,865
Blue Capital Reinsurance Holdings Ltd.	5,107	34,421
Brighthouse Financial Inc.(a)(b)	77,541	2,813,963
Brown & Brown Inc.	154,578	4,561,597
Chubb Ltd.	303,340	42,491,867
Cincinnati Financial Corp.	103,649	8,903,449
Citizens Inc./TX(a)(b)	29,130	194,297
CNA Financial Corp.	17,383	753,553
CNO Financial Group Inc.	108,263	1,751,695
Conifer Holdings Inc.(a)(b)	833	3,765
Crawford & Co., Class A, NVS	11,531	106,546
Crawford & Co., Class B	6,528	59,601
Donegal Group Inc., Class A	5,571	74,930
eHealth Inc.(a)	11,466	714,790
EMC Insurance Group Inc.	5,660	180,441
Employers Holdings Inc.	22,421	899,306
Enstar Group Ltd.(a)	9,707	1,689,018
Erie Indemnity Co., Class A, NVS	13,489	2,408,056
Everest Re Group Ltd.	27,639	5,968,918

Security	Shares	Value

Insurance (continued)
FBL Financial Group Inc., Class A	10,274	$644,385
FedNat Holding Co.	6,627	106,297
Fidelity National Financial Inc.	182,900	6,684,995
First American Financial Corp.	71,552	3,684,928
Genworth Financial Inc., Class A(a)	318,176	1,218,614
Global Indemnity Ltd.	5,754	174,807
Goosehead Insurance Inc., Class A	6,746	188,079
Greenlight Capital Re Ltd., Class A(a)(b)	18,187	197,693
Hallmark Financial Services Inc.(a)	10,836	112,694
Hanover Insurance Group Inc. (The)	28,799	3,287,982
Hartford Financial Services Group Inc. (The)	240,222	11,943,838
HCI Group Inc.	4,781	204,292
Health Insurance Innovations Inc., Class A(a)(b)	5,681	152,364
Heritage Insurance Holdings Inc.	16,780	244,988
Horace Mann Educators Corp.	20,343	716,277
Independence Holding Co.	5,572	196,413
Investors Title Co.	321	50,686
James River Group Holdings Ltd.	11,701	468,976
Kemper Corp.	28,259	2,151,640
Kingstone Companies Inc.	5,065	74,658
Kinsale Capital Group Inc.	12,550	860,554
Lincoln National Corp.	137,385	8,064,500
Loews Corp.(b)	182,516	8,747,992
Maiden Holdings Ltd.	14,410	10,702
Markel Corp.(a)	9,142	9,107,626
Marsh & McLennan Companies Inc.	334,931	31,450,021
MBIA Inc.(a)	46,346	441,214
Mercury General Corp.	19,702	986,479
MetLife Inc.	637,059	27,119,602
National General Holdings Corp.	35,653	846,046
National Security Group Inc. (The)	249	2,976
National Western Life Group Inc., Class A	423	111,025
Navigators Group Inc. (The)	13,375	934,511
NI Holdings Inc.(a)	24,602	393,632
Old Republic International Corp.	193,432	4,046,597
Primerica Inc.	27,623	3,374,149
Principal Financial Group Inc.	176,115	8,839,212
ProAssurance Corp.	28,195	975,829
Progressive Corp. (The)	387,274	27,918,583
Protective Insurance Corp., Class A	175	3,371
Protective Insurance Corp., Class B	5,699	105,545
Prudential Financial Inc.	274,825	25,250,921
Reinsurance Group of America Inc.	39,227	5,569,449
RenaissanceRe Holdings Ltd.	27,487	3,944,385
RLI Corp.	24,269	1,741,301
Safety Insurance Group Inc.	4,659	405,985
Selective Insurance Group Inc.	29,298	1,853,977
State Auto Financial Corp.	10,917	359,388
Stewart Information Services Corp.	8,827	376,825
Third Point Reinsurance Ltd.(a)	29,227	303,376
Tiptree Inc.	22,519	142,545
Torchmark Corp.	65,825	5,394,359
Travelers Companies Inc. (The)	176,630	24,226,571
Trupanion Inc.(a)(b)	11,089	363,054
Unico American Corp.(a)	619	3,714
United Fire Group Inc.	11,933	521,591
United Insurance Holdings Corp.	7,113	113,097
Universal Insurance Holdings Inc.	17,972	557,132
Unum Group	141,410	4,783,900
White Mountains Insurance Group Ltd.	2,302	2,130,455

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Willis Towers Watson PLC	86,560	$15,204,264
WR Berkley Corp.	56,875	4,818,450

		482,373,920

Interactive Media & Services — 4.1%
Alphabet Inc., Class A(a)	196,362	231,096,474
Alphabet Inc., Class C, NVS(a)	202,307	237,368,826
ANGI Homeservices Inc., Class A(a)(b)	36,673	566,231
AutoWeb Inc.(a)	4,245	16,046
Care.com Inc.(a)(b)	23,925	472,758
Cargurus Inc.(a)(b)	24,132	966,728
Cars.com Inc.(a)(b)	46,357	1,056,940
DHI Group Inc.(a)(b)	24,253	58,935
Eventbrite Inc., Class A(a)(b)	16,049	307,659
Facebook Inc., Class A(a)	1,567,692	261,318,579
IAC/InterActiveCorp.(a)	51,038	10,723,594
IZEA Worldwide Inc.(a)(b)	5,420	6,233
Liberty TripAdvisor Holdings Inc., Class A(a)	45,835	650,399
Match Group Inc.	35,801	2,026,695
Meet Group Inc. (The)(a)(b)	37,062	186,422
QuinStreet Inc.(a)	23,100	309,309
Snap Inc., Class A, NVS(a)(b)	492,782	5,430,458
Travelzoo(a)	5,545	74,303
TripAdvisor Inc.(a)(b)	68,097	3,503,591
TrueCar Inc.(a)	52,768	350,380
Twitter Inc.(a)	479,763	15,774,607
Yelp Inc.(a)(b)	47,676	1,644,822
Zedge Inc., Class B(a)	5,122	9,117
Zillow Group Inc., Class A(a)	28,921	989,098
Zillow Group Inc., Class C, NVS(a)(b)	77,622	2,696,588

		777,604,792

Internet & Direct Marketing Retail — 3.2%
1-800-Flowers.com Inc., Class A(a)	11,012	200,749
Amazon.com Inc.(a)	271,035	482,645,576
Booking Holdings Inc.(a)	29,624	51,691,214
Duluth Holdings Inc., Class B(a)	13,336	317,930
eBay Inc.	566,890	21,054,295
Etsy Inc.(a)(b)	78,758	5,294,113
EVINE Live Inc.(a)	22,974	10,768
Expedia Group Inc.	77,905	9,270,695
FTD Companies Inc.(a)(b)	11,644	5,938
Gaia Inc.(a)(b)	11,546	105,646
Groupon Inc.(a)(b)	267,920	951,116
GrubHub Inc.(a)(b)	57,660	4,005,640
Lands’ End Inc.(a)(b)	11,431	189,869
Leaf Group Ltd.(a)	6,706	53,782
Liberty Expedia Holdings Inc., Class A(a)(b)	36,099	1,545,037
Liquidity Services Inc.(a)	17,107	131,895
Overstock.com Inc.(a)(b)	21,184	352,078
PetMed Express Inc.	15,676	357,099
Quotient Technology Inc.(a)(b)	40,478	399,518
Qurate Retail Inc.(a)(b)	274,125	4,380,518
Remark Holdings Inc.(a)(b)	10,913	20,189
Shutterfly Inc.(a)	21,613	878,352
Shutterstock Inc.	11,792	549,861
Stamps.com Inc.(a)	11,536	939,146
Stitch Fix Inc., Class A(a)	15,063	425,228
U.S. Auto Parts Network Inc.(a)(b)	11,388	11,502
Waitr Holdings Inc.(a)(b)	29,607	363,870

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)(b)	41,348	$6,138,111

		592,289,735

IT Services — 5.0%
3PEA International Inc.(a)(b)	48,350	384,383
Accenture PLC, Class A	419,191	73,786,000
Akamai Technologies Inc.(a)	105,749	7,583,261
ALJ Regional Holdings Inc.(a)(b)	6,728	10,765
Alliance Data Systems Corp.	29,256	5,119,215
Automatic Data Processing Inc.	287,901	45,989,306
Black Knight Inc.(a)(b)	95,165	5,186,492
Booz Allen Hamilton Holding Corp.	90,751	5,276,263
Brightcove Inc.(a)	22,568	189,797
Broadridge Financial Solutions Inc.	75,388	7,816,982
CACI International Inc., Class A(a)	16,812	3,060,120
Carbonite Inc.(a)	18,581	460,995
Cardtronics PLC, Class A(a)(b)	28,756	1,023,138
Cass Information Systems Inc.	7,332	346,804
Cognizant Technology Solutions Corp., Class A	378,113	27,394,287
Computer Task Group Inc.(a)	10,866	46,724
Conduent Inc.(a)	115,145	1,592,455
CoreLogic Inc.(a)	47,491	1,769,515
CSG Systems International Inc.	18,411	778,785
CSP Inc.	681	7,362
DXC Technology Co.	175,496	11,286,148
Endurance International Group Holdings Inc.(a)(b)	40,275	291,994
EPAM Systems Inc.(a)(b)	33,326	5,636,426
Euronet Worldwide Inc.(a)(b)	33,104	4,720,299
Everi Holdings Inc.(a)	41,150	432,898
EVERTEC Inc.	40,601	1,129,114
Evo Payments Inc., Class A(a)(b)	15,561	452,047
Exela Technologies Inc.(a)	95,960	320,506
ExlService Holdings Inc.(a)	22,651	1,359,513
Fidelity National Information Services Inc.	213,912	24,193,447
First Data Corp., Class A(a)	368,627	9,683,831
Fiserv Inc.(a)(b)	259,487	22,907,512
FleetCor Technologies Inc.(a)	56,614	13,960,446
Gartner Inc.(a)	58,855	8,927,126
Genpact Ltd.	99,333	3,494,535
Global Payments Inc.	103,628	14,147,295
GoDaddy Inc., Class A(a)	110,836	8,333,759
GreenSky Inc., Class A(a)	30,489	394,528
GTT Communications Inc.(a)(b)	18,765	651,146
Hackett Group Inc. (The)	16,817	265,709
I3 Verticals Inc., Class A(a)(b)	17,183	412,736
Information Services Group Inc.(a)	18,286	68,207
Innodata Inc.(a)	17,315	21,990
Inpixon(a)	2	2
Internap Corp.(a)(b)	7,865	39,010
International Business Machines Corp.	584,940	82,535,034
International Money Express Inc.(a)(b)	32,582	379,906
Jack Henry & Associates Inc.	50,890	7,060,479
Leidos Holdings Inc.	94,604	6,063,170
Limelight Networks Inc.(a)(b)	40,877	132,033
LiveRamp Holdings Inc.(a)(b)	47,364	2,584,653
ManTech International Corp./VA, Class A	16,740	904,295
Marathon Patent Group Inc.(a)(b)	1,210	630
Mastercard Inc., Class A	593,029	139,628,678
MAXIMUS Inc.	40,817	2,897,191
MoneyGram International Inc.(a)	17,737	36,183
MongoDB Inc.(a)(b)	19,484	2,864,538

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
NIC Inc.	35,950	$614,386
Okta Inc.(a)(b)	50,344	4,164,959
Paychex Inc.	209,695	16,817,539
Payment Data Systems Inc.(a)(b)	908	2,379
PayPal Holdings Inc.(a)	770,467	80,005,293
Perficient Inc.(a)(b)	23,093	632,517
Perspecta Inc.	91,437	1,848,856
PFSweb Inc.(a)(b)	10,829	56,419
Presidio Inc.	24,474	362,215
PRGX Global Inc.(a)(b)	16,815	133,175
Sabre Corp.	184,950	3,956,080
Science Applications International Corp.	34,778	2,676,167
ServiceSource International Inc.(a)	35,295	32,521
Square Inc., Class A(a)	204,582	15,327,283
StarTek Inc.(a)(b)	6,497	51,196
Steel Connect Inc.(a)(b)	29,158	58,608
Switch Inc., Class A	27,636	284,927
Sykes Enterprises Inc.(a)	23,537	665,626
Total System Services Inc.	105,433	10,017,189
Travelport Worldwide Ltd.	90,973	1,431,005
TTEC Holdings Inc.	11,095	401,972
Twilio Inc., Class A(a)	63,065	8,146,737
Unisys Corp.(a)(b)	29,890	348,816
VeriSign Inc.(a)	70,263	12,756,950
Verra Mobility Corp.(a)	57,551	684,857
Virtusa Corp.(a)	17,381	929,014
Visa Inc., Class A	1,150,573	179,707,997
Western Union Co. (The)	290,252	5,360,954
WEX Inc.(a)	27,586	5,296,236
WidePoint Corp.(a)	47,532	21,618
Worldpay Inc., Class A(a)	198,054	22,479,129

		941,312,283

Leisure Products — 0.1%
Acushnet Holdings Corp.	27,260	630,796
American Outdoor Brands Corp.(a)(b)	34,545	322,650
Brunswick Corp./DE	56,632	2,850,289
Callaway Golf Co.	58,661	934,470
Clarus Corp.	16,113	206,408
Escalade Inc.	5,843	65,266
Hasbro Inc.	74,450	6,329,739
JAKKS Pacific Inc.(a)	11,030	11,140
Johnson Outdoors Inc., Class A	5,145	367,147
Malibu Boats Inc., Class A(a)(b)	11,616	459,761
Marine Products Corp.	1,322	17,807
MasterCraft Boat Holdings Inc.(a)	12,083	272,713
Mattel Inc.(a)(b)	227,267	2,954,471
Nautilus Inc.(a)	17,605	97,884
Polaris Industries Inc.	37,634	3,177,439
Sturm Ruger & Co. Inc.	9,068	480,785
Summer Infant Inc.(a)	6,535	4,705
Vista Outdoor Inc.(a)	44,945	360,010
YETI Holdings Inc.(a)(b)	14,151	428,068

		19,971,548

Life Sciences Tools & Services — 1.0%
Accelerate Diagnostics Inc.(a)(b)	18,309	384,855
Agilent Technologies Inc.	205,313	16,503,059
Bioanalytical Systems Inc.(a)	5,149	10,658
Bio-Rad Laboratories Inc., Class A(a)	13,228	4,043,535
Bio-Techne Corp.	24,414	4,847,400

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bruker Corp.	69,969	$2,689,608
Cambrex Corp.(a)	22,931	890,869
Charles River Laboratories International Inc.(a)	30,210	4,388,003
ChromaDex Corp.(a)(b)	11,345	47,536
Codexis Inc.(a)(b)	27,525	565,088
Enzo Biochem Inc.(a)	24,184	66,022
Fluidigm Corp.(a)	22,013	292,553
Harvard Bioscience Inc.(a)(b)	70,930	305,708
Illumina Inc.(a)	96,955	30,122,949
IQVIA Holdings Inc.(a)	101,836	14,649,109
Luminex Corp.	31,549	725,943
Medpace Holdings Inc.(a)	15,282	901,180
Mettler-Toledo International Inc.(a)	16,556	11,969,988
NanoString Technologies Inc.(a)	14,984	358,567
NeoGenomics Inc.(a)	57,170	1,169,698
Pacific Biosciences of California Inc.(a)	88,363	638,864
PerkinElmer Inc.	69,371	6,684,590
PRA Health Sciences Inc.(a)	37,232	4,106,317
Quanterix Corp.(a)(b)	15,591	402,716
Syneos Health Inc.(a)	40,150	2,078,164
Thermo Fisher Scientific Inc.	263,779	72,201,588
Waters Corp.(a)	47,147	11,867,371

		192,911,938

Machinery — 1.9%
Actuant Corp., Class A	35,251	859,067
AGCO Corp.	41,747	2,903,504
Alamo Group Inc.	5,097	509,394
Albany International Corp., Class A	17,603	1,260,199
Allison Transmission Holdings Inc.	83,150	3,735,098
Altra Industrial Motion Corp.	39,622	1,230,263
ARC Group Worldwide Inc.(a)(b)	5,572	5,107
Art’s-Way Manufacturing Co. Inc.(a)	304	626
Astec Industries Inc.	11,284	426,084
Barnes Group Inc.	30,091	1,546,978
Blue Bird Corp.(a)	21,303	360,660
Briggs & Stratton Corp.	28,546	337,699
Caterpillar Inc.	379,790	51,457,747
Chart Industries Inc.(a)	22,314	2,019,863
Chicago Rivet & Machine Co.	125	3,529
CIRCOR International Inc.(a)	11,386	371,184
Colfax Corp.(a)(b)	67,777	2,011,621
Columbus McKinnon Corp./NY	11,897	408,662
Commercial Vehicle Group Inc.(a)	17,259	132,377
Crane Co.	34,282	2,900,943
Cummins Inc.	96,168	15,182,042
Deere & Co.	209,598	33,502,144
Donaldson Co. Inc.	82,774	4,143,666
Douglas Dynamics Inc.	12,843	488,933
Dover Corp.	95,703	8,976,941
Eastern Co. (The)	5,089	140,049
Energy Recovery Inc.(a)(b)	11,032	96,309
EnPro Industries Inc.	12,389	798,471
ESCO Technologies Inc.	17,438	1,168,869
Evoqua Water Technologies Corp.(a)(b)	36,559	459,912
ExOne Co. (The)(a)	5,987	50,830
Federal Signal Corp.	40,131	1,043,005
Flowserve Corp.	89,262	4,029,287
Fortive Corp.	195,177	16,373,399
Franklin Electric Co. Inc.	23,480	1,199,593
FreightCar America Inc.(a)	6,564	40,434

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Gardner Denver Holdings Inc.(a)	79,603	$2,213,759
Gates Industrial Corp. PLC(a)	30,525	437,728
Gencor Industries Inc.(a)(b)	5,566	68,796
Global Brass & Copper Holdings Inc.	16,465	567,055
Gorman-Rupp Co. (The)	11,718	397,709
Graco Inc.	112,631	5,577,487
Graham Corp.	5,979	117,368
Greenbrier Companies Inc. (The)	17,249	555,935
Harsco Corp.(a)	51,678	1,041,828
Hillenbrand Inc.	40,586	1,685,537
Hurco Companies Inc.	5,215	210,321
Hyster-Yale Materials Handling Inc.	5,873	366,240
IDEX Corp.	50,265	7,627,211
Illinois Tool Works Inc.	199,933	28,696,383
Ingersoll-Rand PLC.	162,068	17,495,241
ITT Inc.	57,501	3,335,058
Jason Industries Inc.(a)	11,470	16,058
John Bean Technologies Corp.	18,701	1,718,435
Kadant Inc.	6,225	547,551
Kennametal Inc.	52,061	1,913,242
LB Foster Co., Class A(a)	5,976	112,468
Lincoln Electric Holdings Inc.	40,509	3,397,490
Lindsay Corp.	6,100	590,419
Liqtech International Inc.(a)(b)	17,583	37,803
LS Starrett Co. (The), Class A(a)	5,167	39,786
Lydall Inc.(a)	12,145	284,922
Manitex International Inc.(a)	10,920	83,538
Manitowoc Co. Inc. (The)(a)	28,086	460,891
Meritor Inc.(a)	59,129	1,203,275
Middleby Corp. (The)(a)(b)	36,968	4,806,949
Milacron Holdings Corp.(a)	42,164	477,296
Miller Industries Inc./TN	25,566	788,711
Mueller Industries Inc.	34,678	1,086,809
Mueller Water Products Inc., Class A	104,314	1,047,313
Navistar International Corp.(a)	40,700	1,314,610
NN Inc.	17,356	129,996
Nordson Corp.	34,678	4,595,529
Omega Flex Inc.	5,067	384,079
Oshkosh Corp.	46,977	3,529,382
PACCAR Inc.	228,469	15,567,878
Parker-Hannifin Corp.	86,751	14,888,207
Park-Ohio Holdings Corp.	5,761	186,541
Pentair PLC.	103,150	4,591,206
Perma-Pipe International Holdings Inc.(a)(b)	5,535	48,653
Proto Labs Inc.(a)	16,790	1,765,301
RBC Bearings Inc.(a)	16,729	2,127,427
REV Group Inc.	12,068	132,145
Rexnord Corp.(a)	64,088	1,611,172
Snap-on Inc.	36,763	5,754,145
Spartan Motors Inc.	22,781	201,156
SPX Corp.(a)	24,075	837,569
SPX FLOW Inc.(a)	28,522	909,852
Standex International Corp.	6,312	463,301
Stanley Black & Decker Inc.	100,999	13,753,034
Sun Hydraulics Corp.	17,220	800,902
Taylor Devices Inc.(a)	702	8,550
Tennant Co.	12,796	794,504
Terex Corp.	40,544	1,302,679
Timken Co. (The)	41,720	1,819,826
Titan International Inc.	28,936	172,748

Security	Shares	Value

Machinery (continued)
Toro Co. (The)	70,854	$4,877,589
TriMas Corp.(a)	28,962	875,521
Trinity Industries Inc.	89,179	1,937,860
Twin Disc Inc.(a)	5,921	98,585
Wabash National Corp.	40,964	555,062
WABCO Holdings Inc.(a)	33,973	4,478,661
Wabtec Corp.(b)	87,090	6,420,275
Watts Water Technologies Inc., Class A	17,512	1,415,320
Welbilt Inc.(a)(b)	87,012	1,425,257
Woodward Inc.	34,933	3,314,792
Xylem Inc./NY	116,476	9,206,263

		361,476,678

Marine — 0.0%
Eagle Bulk Shipping Inc.(a)(b)	81,147	377,334
Genco Shipping & Trading Ltd.(a)(b)	12,781	95,346
Kirby Corp.(a)(b)	34,655	2,602,937
Matson Inc.	23,477	847,285
Pangaea Logistics Solutions Ltd.(a)	5,877	18,042

		3,940,944

Media — 1.5%
AH Belo Corp., Class A	11,945	44,435
Altice USA Inc., Class A	75,569	1,623,222
AMC Networks Inc., Class A(a)(b)	28,325	1,607,727
Beasley Broadcast Group Inc., Class A	904	3,598
Boston Omaha Corp., Class A(a)(b)	14,296	356,542
Cable One Inc.	3,195	3,135,509
Cardlytics Inc.(a)	24,006	397,059
CBS Corp., Class A	5,591	266,188
CBS Corp., Class B, NVS	224,470	10,669,059
Central European Media Enterprises Ltd., Class A(a)(b)	46,849	186,459
Charter Communications Inc., Class A(a)	114,106	39,584,512
Clear Channel Outdoor Holdings Inc., Class A(a)	22,772	121,830
Comcast Corp., Class A	2,967,490	118,640,250
comScore Inc.(a)(b)	30,626	620,176
Daily Journal Corp.(a)(b)	181	38,752
Discovery Inc., Class A(a)(b)	103,759	2,803,568
Discovery Inc., Class C, NVS(a)	234,087	5,950,492
DISH Network Corp., Class A(a)	152,067	4,819,003
Emerald Expositions Events Inc.	30,002	381,025
Emmis Communications Corp., Class A(a)	5,645	20,209
Entercom Communications Corp., Class A	61,978	325,385
Entravision Communications Corp., Class A	35,118	113,782
EW Scripps Co. (The), Class A, NVS	34,349	721,329
Fluent Inc.(a)	63,136	354,824
Fox Corp., Class A(a)	235,665	8,651,262
Fox Corp., Class B(a)	104,432	3,747,020
Gannett Co. Inc.	70,440	742,438
GCI Liberty Inc., Class A(a)(b)	65,875	3,663,309
Gray Television Inc.(a)	54,619	1,166,662
Harte-Hanks Inc.(a)	2,073	7,401
Hemisphere Media Group Inc.(a)(b)	6,001	84,614
Insignia Systems Inc.(a)	6,533	8,689
Interpublic Group of Companies Inc. (The)	255,376	5,365,450
John Wiley & Sons Inc., Class A	29,097	1,286,669
Lee Enterprises Inc.(a)	35,042	115,639
Liberty Broadband Corp., Class A(a)(b)	16,952	1,553,481
Liberty Broadband Corp., Class C, NVS(a)	99,502	9,128,313
Liberty Global PLC, Class A(a)(b)	148,024	3,688,758

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
Liberty Global PLC, Class C, NVS(a)(b)	370,348	$8,966,125
Liberty Latin America Ltd., Class A(a)	34,080	659,107
Liberty Latin America Ltd., Class C, NVS(a)(b)	69,431	1,350,433
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	50,142	1,914,422
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	100,379	3,838,493
Loral Space & Communications Inc.(a)(b)	20,656	744,649
Marchex Inc., Class B(a)	17,598	83,239
McClatchy Co. (The), Class A(a)(b)	5,159	25,795
Meredith Corp.	24,565	1,357,462
MSG Networks Inc., Class A(a)	46,654	1,014,724
National CineMedia Inc.	58,176	410,141
New Media Investment Group Inc.	35,232	369,936
New York Times Co. (The), Class A	97,121	3,190,425
News Corp., Class A, NVS	244,228	3,038,196
News Corp., Class B	74,789	934,115
Nexstar Media Group Inc., Class A	29,909	3,241,238
Omnicom Group Inc.	145,911	10,650,044
Saga Communications Inc., Class A	4,973	165,054
Salem Media Group Inc.	6,625	16,927
Scholastic Corp., NVS	17,314	688,405
Sinclair Broadcast Group Inc., Class A	51,332	1,975,255
Sirius XM Holdings Inc.(b)	1,079,666	6,121,706
SPAR Group Inc.(a)	5,177	3,417
TechTarget Inc.(a)(b)	11,529	187,577
TEGNA Inc.	139,071	1,960,901
Townsquare Media Inc., Class A	6,009	34,371
Tribune Media Co., Class A	51,634	2,382,393
Tribune Publishing Co.(a)(b)	4,610	54,352
Urban One Inc., NVS(a)(b)	17,827	35,654
Urban One Inc., Class A(a)	233	578
WideOpenWest Inc.(a)	45,215	411,457
Xcel Brands Inc.(a)	315	536

		287,821,767

Metals & Mining — 0.4%
AK Steel Holding Corp.(a)(b)	204,972	563,673
Alcoa Corp.(a)	124,430	3,503,949
Allegheny Technologies Inc.(a)(b)	77,927	1,992,593
Ampco-Pittsburgh Corp.(a)	5,763	19,018
Carpenter Technology Corp.	29,483	1,351,796
Century Aluminum Co.(a)	36,043	320,062
Cleveland-Cliffs Inc.(b)	182,157	1,819,748
Coeur Mining Inc.(a)	138,117	563,517
Commercial Metals Co.	70,830	1,209,776
Compass Minerals International Inc.	23,762	1,291,940
Comstock Mining Inc.(a)(b)	16,522	3,470
Freeport-McMoRan Inc.	940,951	12,128,858
Friedman Industries Inc.	5,572	42,737
General Moly Inc.(a)	63,995	13,893
Gold Resource Corp.	35,081	137,868
Golden Minerals Co.(a)(b)	59,184	16,039
Haynes International Inc.	6,534	214,511
Hecla Mining Co.	378,591	870,759
Kaiser Aluminum Corp.	12,376	1,296,139
Materion Corp.	11,759	670,969
McEwen Mining Inc.(b)	69,963	104,945
Newmont Mining Corp.	347,687	12,436,764
Nucor Corp.	203,959	11,901,008
Olympic Steel Inc.	5,856	92,935
Paramount Gold Nevada Corp.(a)(b)	5,221	4,333

Security	Shares	Value
Metals & Mining (continued)
Pershing Gold Corp.(a)(b)	11,583	$13,436
Reliance Steel & Aluminum Co.	47,048	4,246,553
Royal Gold Inc.	43,325	3,939,542
Ryerson Holding Corp.(a)	10,954	93,766
Schnitzer Steel Industries Inc., Class A	17,357	416,568
Solitario Zinc Corp.(a)(b)	23,140	9,811
Steel Dynamics Inc.	152,172	5,367,106
SunCoke Energy Inc.(a)	40,843	346,757
Synalloy Corp.	5,931	90,151
TimkenSteel Corp.(a)	23,515	255,373
U.S. Antimony Corp.(a)(b)	46,086	21,660
U.S. Steel Corp.	117,901	2,297,891
Universal Stainless & Alloy Products Inc.(a)(b)	5,570	92,295
Warrior Met Coal Inc.	24,949	758,450
Worthington Industries Inc.	29,102	1,086,087

		71,606,746

Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.	11,065	186,335
AGNC Investment Corp.	350,178	6,303,204
Annaly Capital Management Inc.	908,065	9,071,569
Anworth Mortgage Asset Corp.	40,572	163,911
Apollo Commercial Real Estate Finance Inc.	92,790	1,688,778
Arbor Realty Trust Inc.	50,619	656,528
Ares Commercial Real Estate Corp.	16,258	246,959
ARMOUR Residential REIT Inc.	38,422	750,382
Blackstone Mortgage Trust Inc., Class A	75,195	2,598,739
Capstead Mortgage Corp.	40,270	345,919
Cherry Hill Mortgage Investment Corp.	5,199	89,527
Chimera Investment Corp.	122,092	2,288,004
Colony Credit Real Estate Inc.	53,960	845,014
Dynex Capital Inc.	29,408	179,095
Ellington Residential Mortgage REIT	5,217	62,082
Exantas Capital Corp.	16,731	177,850
Granite Point Mortgage Trust Inc.	40,975	760,906
Great Ajax Corp.	11,386	156,444
Hunt Companies Finance Trust Inc.(b)	10,616	37,050
Invesco Mortgage Capital Inc.	86,059	1,359,732
KKR Real Estate Finance Trust Inc.	18,231	364,985
Ladder Capital Corp.	61,313	1,043,547
Manhattan Bridge Capital Inc.	879	5,582
MFA Financial Inc.	273,722	1,989,959
New Residential Investment Corp.	275,065	4,651,349
New York Mortgage Trust Inc.	120,333	732,828
Orchid Island Capital Inc.	118,089	777,026
PennyMac Mortgage Investment Trust(d)	39,655	821,255
Ready Capital Corp.	10,420	152,863
Redwood Trust Inc.	61,054	986,022
Starwood Property Trust Inc.	180,261	4,028,833
TPG RE Finance Trust Inc.	27,413	537,295
Two Harbors Investment Corp.	169,378	2,291,684
Western Asset Mortgage Capital Corp.	19,291	197,347

		46,548,603

Multi-Utilities — 1.0%
Ameren Corp.	163,091	11,995,343
Avista Corp.	46,513	1,889,358
Black Hills Corp.	34,219	2,534,601
CenterPoint Energy Inc.	327,273	10,047,281
CMS Energy Corp.	182,940	10,160,488
Consolidated Edison Inc.	211,226	17,914,077

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities (continued)
Dominion Energy Inc.	525,660	$40,297,096
DTE Energy Co.	120,063	14,976,659
MDU Resources Group Inc.	122,799	3,171,898
NiSource Inc.	244,877	7,018,175
NorthWestern Corp.	37,441	2,636,221
Public Service Enterprise Group Inc.	333,618	19,820,245
Sempra Energy	180,044	22,660,338
Unitil Corp.	6,614	358,280
WEC Energy Group Inc.	205,950	16,286,526

		181,766,586

Multiline Retail — 0.5%
Big Lots Inc.	25,279	961,108
Dillard’s Inc., Class A(b)	13,024	937,989
Dollar General Corp.	173,321	20,677,195
Dollar Tree Inc.(a)	157,361	16,529,199
Fred’s Inc., Class A(a)	12,440	30,727
JC Penney Co. Inc.(a)(b)	212,752	317,001
Kohl’s Corp.	109,146	7,505,970
Macy’s Inc.	200,460	4,817,054
Nordstrom Inc.	73,970	3,282,789
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	32,998	2,815,719
Target Corp.	344,390	27,640,741
Tuesday Morning Corp.(a)(b)	28,960	61,395

		85,576,887

Oil, Gas & Consumable Fuels — 4.5%
Abraxas Petroleum Corp.(a)	205,260	256,575
Adams Resources & Energy Inc.	606	23,670
Aemetis Inc.(a)(b)	6,662	5,543
Alta Mesa Resources Inc., Class A(a)(b)	57,136	15,164
Altus Midstream Co., Class A(a)	60,341	356,012
Anadarko Petroleum Corp.	321,091	14,603,219
Antero Resources Corp.(a)	145,123	1,281,436
Apache Corp.	239,598	8,304,467
Approach Resources Inc.(a)(b)	70,638	24,985
Arch Coal Inc., Class A	11,434	1,043,581
Barnwell Industries Inc.(a)	747	1,106
Berry Petroleum Corp.	23,408	270,128
Bonanza Creek Energy Inc.(a)	5,704	129,424
Cabot Oil & Gas Corp.	277,188	7,234,607
California Resources Corp.(a)	23,535	605,085
Callon Petroleum Co.(a)(b)	129,696	979,205
Camber Energy Inc.(a)	47	18
Carrizo Oil & Gas Inc.(a)(b)	40,872	509,674
Centennial Resource Development Inc./DE, Class A(a)	121,972	1,072,134
Centrus Energy Corp., Class A(a)(b)	5,218	14,558
Chaparral Energy Inc., Class A(a)(b)	76,469	435,873
Cheniere Energy Inc.(a)	143,345	9,799,064
Chesapeake Energy Corp.(a)	682,394	2,115,421
Chevron Corp.	1,248,923	153,842,335
Cimarex Energy Co.	65,660	4,589,634
Clean Energy Fuels Corp.(a)(b)	75,820	234,284
CNX Resources Corp.(a)	130,491	1,405,388
Comstock Resources Inc.(a)(b)	12,674	87,831
Concho Resources Inc.	130,394	14,468,518
ConocoPhillips	745,502	49,754,803
CONSOL Energy Inc.(a)	17,634	603,435
Contango Oil & Gas Co.(a)(b)	53,277	167,823
Continental Resources Inc./OK(a)(b)	50,826	2,275,480

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Contura Energy Inc.(a)	2,628	$152,214
CVR Energy Inc.	17,373	715,768
Delek U.S. Holdings Inc.	50,828	1,851,156
Denbury Resources Inc.(a)	310,324	636,164
Devon Energy Corp.	291,646	9,204,348
Diamondback Energy Inc.	99,974	10,150,360
Dorian LPG Ltd.(a)	1,941	12,461
Earthstone Energy Inc., Class A(a)(b)	22,499	159,293
EOG Resources Inc.	380,342	36,200,952
EP Energy Corp., Class A(a)	115,414	30,008
EQT Corp.	166,331	3,449,705
Equitrans Midstream Corp.(b)	132,985	2,896,413
Evolution Petroleum Corp.	87,994	593,959
Extraction Oil & Gas Inc.(a)	92,200	390,006
Exxon Mobil Corp.	2,785,635	225,079,308
Falcon Minerals Corp.(a)	45,988	406,534
Gevo Inc.(a)(b)	262	574
Goodrich Petroleum Corp.(a)	29,324	398,806
Green Plains Inc.	17,496	291,833
Gulfport Energy Corp.(a)(b)	103,099	826,854
Halcon Resources Corp.(a)(b)	2	3
Hallador Energy Co.	11,555	60,779
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.	168,065	10,122,555
HighPoint Resources Corp.(a)(b)	76,220	168,446
HollyFrontier Corp.	105,410	5,193,551
Houston American Energy Corp.(a)(b)	23,983	5,252
International Seaways Inc.(a)(b)	24,175	414,360
Isramco Inc.(a)	145	16,385
Jagged Peak Energy Inc.(a)(b)	24,379	255,248
Kinder Morgan Inc./DE	1,275,465	25,522,055
Kosmos Energy Ltd.	121,546	757,232
Laredo Petroleum Inc.(a)	59,229	183,018
Legacy Reserves Inc.(a)(b)	267,944	131,587
Lilis Energy Inc.(a)	243,440	284,825
Lonestar Resources U.S. Inc., Class A(a)(b)	86,226	345,766
Magnolia Oil & Gas Corp.(a)(b)	59,405	712,860
Marathon Oil Corp.	531,750	8,885,542
Marathon Petroleum Corp.	442,479	26,482,368
Matador Resources Co.(a)	56,594	1,093,962
Midstates Petroleum Co. Inc.(a)	45,876	448,209
Montage Resources Corp.(a)(b)	13,133	197,520
Murphy Oil Corp.	100,252	2,937,384
NACCO Industries Inc., Class A	14	535
Noble Energy Inc.	311,601	7,705,893
Northern Oil and Gas Inc.(a)	126,347	346,191
Oasis Petroleum Inc.(a)	141,750	856,170
Occidental Petroleum Corp.	492,680	32,615,416
ONEOK Inc.	272,328	19,019,388
Overseas Shipholding Group Inc., Series A(a)	1,987	4,550
Pacific Ethanol Inc.(a)(b)	35,783	35,067
Panhandle Oil and Gas Inc., Class A	34,912	548,118
Par Pacific Holdings Inc.(a)	27,098	482,615
Parsley Energy Inc., Class A(a)(b)	172,208	3,323,614
PBF Energy Inc., Class A	77,489	2,413,007
PDC Energy Inc.(a)	43,206	1,757,620
Peabody Energy Corp.	47,284	1,339,556
PEDEVCO Corp.(a)(b)	1,000	2,780
Penn Virginia Corp.(a)(b)	6,305	278,051
Phillips 66	277,019	26,363,898

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	109,117	$16,616,337
PrimeEnergy Corp.(a)	174	28,524
QEP Resources Inc.(a)	153,441	1,195,305
Range Resources Corp.(b)	135,391	1,521,795
Renewable Energy Group Inc.(a)(b)	27,848	611,542
REX American Resources Corp.(a)	6,238	502,845
Ring Energy Inc.(a)(b)	63,447	372,434
Roan Resources Inc.(a)	59,016	360,588
SandRidge Energy Inc.(a)	11,995	96,200
SemGroup Corp., Class A	33,903	499,730
SilverBow Resources Inc.(a)	18,320	421,360
SM Energy Co.	62,926	1,100,576
Southwestern Energy Co.(a)(b)	374,674	1,757,221
SRC Energy Inc.(a)	113,166	579,410
Talos Energy Inc.(a)	10,798	286,795
Targa Resources Corp.	145,653	6,051,882
Tellurian Inc.(a)(b)	62,820	703,584
Torchlight Energy Resources Inc.(a)(b)	139,903	229,441
TransAtlantic Petroleum Ltd.(a)(b)	115,979	100,449
U.S. Energy Corp. Wyoming(a)	658	513
Ultra Petroleum Corp.(a)(b)	631,827	385,414
Uranium Energy Corp.(a)(b)	258,203	361,484
VAALCO Energy Inc.(a)	156,988	351,653
Valero Energy Corp.	273,682	23,216,444
Vertex Energy Inc.(a)(b)	11,381	18,437
W&T Offshore Inc.(a)	60,371	416,560
Westwater Resources Inc.(a)	577	78
Whiting Petroleum Corp.(a)(b)	61,917	1,618,510
Williams Companies Inc. (The)	788,647	22,649,942
World Fuel Services Corp.	47,471	1,371,437
WPX Energy Inc.(a)	241,391	3,164,636
Yuma Energy Inc.(a)	729	87
Zion Oil & Gas Inc.(a)(b)	75,234	56,802

		837,919,606

Paper & Forest Products — 0.0%
Boise Cascade Co.	23,525	629,529
Clearwater Paper Corp.(a)(b)	11,545	224,896
Domtar Corp.	41,338	2,052,432
Louisiana-Pacific Corp.	88,493	2,157,459
Mercer International Inc.	28,419	383,941
Neenah Inc.	11,380	732,417
PH Glatfelter Co.	28,459	401,841
Resolute Forest Products Inc.	75,693	597,975
Schweitzer-Mauduit International Inc.	18,152	702,845
Verso Corp., Class A(a)(b)	22,138	474,196

		8,357,531

Personal Products — 0.2%
Avon Products Inc.(a)	275,197	809,079
CCA Industries Inc.(a)(b)	5,586	8,547
Coty Inc., Class A(b)	288,763	3,320,775
Cyanotech Corp.(a)	812	2,631
DS Healthcare Group Inc.(a)(c)	2,605	—
Edgewell Personal Care Co.(a)	35,331	1,550,678
elf Beauty Inc.(a)	12,997	137,768
Estee Lauder Companies Inc. (The), Class A	143,311	23,725,136
Herbalife Nutrition Ltd.(a)(b)	64,476	3,416,583
Inter Parfums Inc.	11,477	870,760
Lifevantage Corp.(a)	10,803	154,375
Mannatech Inc.	256	4,480

Security	Shares	Value
Personal Products (continued)
Medifast Inc.	7,340	$936,217
MYOS RENS Technology Inc.(a)	307	488
Natural Alternatives International Inc.(a)(b)	880	10,120
Natural Health Trends Corp.	5,556	72,006
Nature’s Sunshine Products Inc.(a)(b)	5,794	53,826
Nu Skin Enterprises Inc., Class A	38,647	1,849,645
Reliv International Inc.(a)	258	1,109
Revlon Inc., Class A(a)(b)	6,087	117,966
United-Guardian Inc.	11,248	215,399
USANA Health Sciences Inc.(a)(b)	7,158	600,342
Veru Inc.(a)(b)	12,469	18,205

		37,876,135

Pharmaceuticals — 4.2%
AcelRx Pharmaceuticals Inc.(a)(b)	65,837	229,113
Acer Therapeutics Inc.(a)(b)	368	8,942
Aclaris Therapeutics Inc.(a)(b)	42,068	251,987
Adamis Pharmaceuticals Corp.(a)(b)	6,580	13,884
Aerie Pharmaceuticals Inc.(a)(b)	26,956	1,280,410
Aerpio Pharmaceuticals Inc.(a)(b)	92,426	83,285
Agile Therapeutics Inc.(a)(b)	28,970	43,745
Akorn Inc.(a)	85,318	300,319
Alimera Sciences Inc.(a)(b)	116,470	123,458
Allergan PLC	204,935	30,004,533
Amneal Pharmaceuticals Inc.(a)(b)	37,190	526,982
Amphastar Pharmaceuticals Inc.(a)	11,251	229,858
Ampio Pharmaceuticals Inc.(a)(b)	169,641	95,338
ANI Pharmaceuticals Inc.(a)	6,010	423,945
Aratana Therapeutics Inc.(a)	28,953	104,231
Arvinas Holding Co. LLC(a)(b)	21,898	323,215
Assertio Therapeutics Inc.(a)	41,256	209,168
Axsome Therapeutics Inc.(a)(b)	11,278	160,486
BioDelivery Sciences International Inc.(a)(b)	32,390	171,667
BioPharmX Corp.(a)(b)	6,033	531
Bristol-Myers Squibb Co.	1,069,650	51,033,002
Cassava Sciences Inc.(a)	4,561	5,884
Catalent Inc.(a)	95,054	3,858,242
Cerecor Inc.(a)(b)	5,323	31,086
Chiasma Inc.(a)(b)	5,229	27,191
Collegium Pharmaceutical Inc.(a)	22,635	342,694
ContraVir Pharmaceuticals Inc.(a)(b)	5,749	1,294
Corcept Therapeutics Inc.(a)(b)	69,074	810,929
CorMedix Inc.(a)	4,685	44,273
Cumberland Pharmaceuticals Inc.(a)(b)	6,644	38,602
Cymabay Therapeutics Inc.(a)	29,465	391,295
Dermira Inc.(a)	21,790	295,255
Dova Pharmaceuticals Inc.(a)(b)	42,837	380,821
Durect Corp.(a)(b)	69,389	43,431
Elanco Animal Health Inc.(a)	239,736	7,688,334
Eli Lilly & Co.	567,916	73,692,780
Eloxx Pharmaceuticals Inc.(a)(b)	28,808	336,477
Endo International PLC(a)	122,030	979,901
Evofem Biosciences Inc.(a)(b)	574	2,009
Evoke Pharma Inc.(a)(b)	47,132	70,698
Evolus Inc.(a)(b)	5,087	114,814
EyeGate Pharmaceuticals Inc.(a)	635	194
EyePoint Pharmaceuticals Inc.(a)(b)	18,182	32,546
Flex Pharma Inc.(a)(b)	18,381	7,090
Harrow Health Inc.(a)(b)	41,543	206,884
Horizon Pharma PLC(a)(b)	110,752	2,927,175
Innoviva Inc.(a)	52,792	740,672

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Intersect ENT Inc.(a)	16,869	$542,338
Intra-Cellular Therapies Inc.(a)(b)	38,277	466,214
Jaguar Health Inc.(a)	7,387	2,065
Jazz Pharmaceuticals PLC(a)	38,017	5,434,530
Johnson & Johnson	1,747,905	244,339,640
Kala Pharmaceuticals Inc.(a)(b)	46,270	382,653
KemPharm Inc.(a)	5,061	8,452
Lannett Co. Inc.(a)(b)	23,278	183,198
Lipocine Inc.(a)	52,516	121,312
Liquidia Technologies Inc.(a)	22,013	250,508
Mallinckrodt PLC(a)(b)	59,993	1,304,248
Marinus Pharmaceuticals Inc.(a)(b)	75,343	314,934
Medicines Co. (The)(a)(b)	38,229	1,068,501
Melinta Therapeutics Inc.(a)(b)	133	472
Merck & Co. Inc.	1,690,712	140,616,517
Mylan NV(a)	335,471	9,507,248
MyoKardia Inc.(a)(b)	23,829	1,238,870
Nektar Therapeutics(a)	114,778	3,856,541
Neos Therapeutics Inc.(a)(b)	45,681	119,227
NovaBay Pharmaceuticals Inc.(a)	657	788
Novus Therapeutics Inc.(a)	317	1,274
Ocular Therapeutix Inc.(a)(b)	28,527	113,252
Odonate Therapeutics Inc.(a)	19,092	422,124
Omeros Corp.(a)(b)	35,279	612,796
Onconova Therapeutics Inc.(a)	31	102
Optinose Inc.(a)(b)	42,594	438,718
Otonomy Inc.(a)(b)	12,329	32,425
Pacira Pharmaceuticals Inc./DE(a)(b)	29,904	1,138,146
Paratek Pharmaceuticals Inc.(a)(b)	11,346	60,815
Perrigo Co. PLC	81,660	3,932,746
Pfizer Inc.	3,636,585	154,445,765
Phibro Animal Health Corp., Class A	17,088	563,904
PLx Pharma Inc.(a)(b)	348	1,827
Prestige Consumer Healthcare Inc.(a)	34,841	1,042,094
ProPhase Labs Inc.	123	370
Pulmatrix Inc.(a)	15	19
Reata Pharmaceuticals Inc., Class A(a)	9,968	851,965
Revance Therapeutics Inc.(a)(b)	17,616	277,628
Ritter Pharmaceuticals Inc.(a)(b)	11,731	10,235
SCYNEXIS Inc.(a)(b)	58,817	88,814
Seelos Therapeutics Inc.(a)	43	144
Seelos Therapeutics Inc.	43	23
SIGA Technologies Inc.(a)(b)	59,483	357,493
Sonoma Pharmaceuticals Inc.(a)	4,939	4,643
Supernus Pharmaceuticals Inc.(a)(b)	34,479	1,208,144
Teligent Inc.(a)(b)	41,771	48,454
Tetraphase Pharmaceuticals Inc.(a)(b)	69,758	93,476
TherapeuticsMD Inc.(a)(b)	104,194	507,425
Theravance Biopharma Inc.(a)(b)	29,020	657,883
Titan Pharmaceuticals Inc.(a)(b)	1,838	3,272
Tricida Inc.(a)(b)	14,950	577,369
Urovant Sciences Ltd.(a)(b)	27,789	279,279
VIVUS Inc.(a)(b)	9,800	41,160
WaVe Life Sciences Ltd.(a)(b)	14,257	553,884
Xeris Pharmaceuticals Inc.(a)(b)	16,918	169,857
Zoetis Inc.	311,117	31,320,148
Zogenix Inc.(a)(b)	27,989	1,539,675
Zynerba Pharmaceuticals Inc.(a)(b)	6,779	36,742

		789,881,016

Security	Shares	Value
Professional Services — 0.5%
Acacia Research Corp.(a)	8,453	$27,557
ASGN Inc.(a)	35,253	2,238,213
Barrett Business Services Inc.	5,543	428,640
BG Staffing Inc.	15,860	346,382
CBIZ Inc.(a)	29,847	604,103
CoStar Group Inc.(a)	24,282	11,325,610
CRA International Inc.	5,789	292,576
DLH Holdings Corp.(a)(b)	819	5,242
Equifax Inc.	78,923	9,352,376
Exponent Inc.	34,298	1,979,681
Forrester Research Inc.	5,934	286,909
Franklin Covey Co.(a)	10,871	275,036
FTI Consulting Inc.(a)	24,230	1,861,349
GEE Group Inc.(a)(b)	802	962
GP Strategies Corp.(a)(b)	11,431	138,887
Heidrick & Struggles International Inc.	11,502	440,872
Hill International Inc.(a)(b)	122,397	357,399
Hudson Global Inc.(a)	18,186	27,643
Huron Consulting Group Inc.(a)	12,351	583,214
ICF International Inc.	11,735	892,799
IHS Markit Ltd.(a)	239,324	13,014,439
InnerWorkings Inc.(a)(b)	23,561	85,291
Insperity Inc.	25,380	3,138,491
Kelly Services Inc., Class A, NVS	17,760	391,786
Kforce Inc.	16,893	593,282
Korn Ferry	35,359	1,583,376
Lightbridge Corp.(a)(b)	5,033	2,771
ManpowerGroup Inc.	39,776	3,289,077
Mastech Digital Inc.(a)(b)	1,268	7,814
Mistras Group Inc.(a)	11,093	153,194
Navigant Consulting Inc.	29,307	570,607
Nielsen Holdings PLC.	232,075	5,493,215
RCM Technologies Inc.(a)	6,150	24,231
Resources Connection Inc.	23,300	385,382
Robert Half International Inc.	81,922	5,338,038
Spherix Inc.(a)	238	214
TransUnion(b)	120,530	8,056,225
TriNet Group Inc.(a)(b)	28,504	1,702,829
TrueBlue Inc.(a)	24,228	572,750
Upwork Inc.(a)(b)	34,874	667,488
Verisk Analytics Inc.	108,822	14,473,326
Volt Information Sciences Inc.(a)(b)	6,005	28,224
WageWorks Inc.(a)	29,601	1,117,734
Willdan Group Inc.(a)(b)	5,549	205,701

		92,360,935

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)	6,407	151,654
American Realty Investors Inc.(a)	779	9,426
CBRE Group Inc., Class A(a)	202,600	10,018,570
CKX Lands Inc.	229	2,292
Consolidated-Tomoka Land Co.(b)	5,111	301,804
eXp World Holdings Inc.(a)(b)	37,331	405,788
Forestar Group Inc.(a)(b)	1,009	17,446
FRP Holdings Inc.(a)(b)	5,133	244,177
Griffin Industrial Realty Inc.	642	22,374
HFF Inc., Class A	23,046	1,100,446
Howard Hughes Corp. (The)(a)	24,076	2,648,360
InterGroup Corp. (The)(a)	126	3,874
Jones Lang LaSalle Inc.	30,315	4,673,967
JW Mays Inc.(a)	106	3,858

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Kennedy-Wilson Holdings Inc.	86,541	$1,851,112
Marcus & Millichap Inc.(a)	16,834	685,649
Maui Land & Pineapple Co. Inc.(a)(b)	5,525	63,151
Newmark Group Inc., Class A	82,065	684,422
Rafael Holdings Inc., Class B(a)(b)	15	190
RE/MAX Holdings Inc., Class A	11,438	440,820
Realogy Holdings Corp.(b)	73,429	837,091
Redfin Corp.(a)(b)	46,458	941,704
RMR Group Inc. (The), Class A	5,249	320,084
St. Joe Co. (The)(a)(b)	36,875	608,069
Stratus Properties Inc.(a)	5,115	135,087
Tejon Ranch Co.(a)(b)	8,406	147,946
Transcontinental Realty Investors Inc.(a)	269	8,403
Trinity Place Holdings Inc.(a)(b)	98,794	395,176

		26,722,940

Road & Rail — 1.0%
AMERCO	5,211	1,935,939
ArcBest Corp.	16,761	516,071
Avis Budget Group Inc.(a)	43,712	1,523,800
Covenant Transportation Group Inc., Class A(a)(b)	6,476	122,914
CSX Corp.	512,498	38,345,100
Daseke Inc.(a)(b)	73,342	373,311
Genesee & Wyoming Inc., Class A(a)	36,148	3,149,937
Heartland Express Inc.(b)	23,196	447,219
Hertz Global Holdings Inc.(a)	40,596	705,153
JB Hunt Transport Services Inc.	57,671	5,841,496
Kansas City Southern	65,774	7,628,469
Knight-Swift Transportation Holdings Inc.	77,249	2,524,497
Landstar System Inc.	27,734	3,033,822
Marten Transport Ltd.	24,274	432,805
Norfolk Southern Corp.	177,298	33,135,223
Old Dominion Freight Line Inc.	41,637	6,011,966
PAM Transportation Services Inc.(a)	673	32,937
Patriot Transportation Holding Inc.(a)	681	12,803
Roadrunner Transportation Systems Inc.(a)(b)	436,469	183,317
Ryder System Inc.	34,103	2,114,045
Saia Inc.(a)(b)	16,833	1,028,496
Schneider National Inc., Class B	12,272	258,326
U.S. Xpress Enterprises Inc., Class A(a)	43,430	287,072
Union Pacific Corp.	474,175	79,282,060
Universal Logistics Holdings Inc.	5,641	111,015
USA Truck Inc.(a)	5,712	82,481
Werner Enterprises Inc.	29,073	992,843
YRC Worldwide Inc.(a)	22,461	150,264

		190,263,381

Semiconductors & Semiconductor Equipment — 3.6%
ACM Research Inc., Class A(a)	29,416	453,889
Adesto Technologies Corp.(a)(b)	5,119	30,970
Advanced Energy Industries Inc.(a)	20,820	1,034,338
Advanced Micro Devices Inc.(a)	575,055	14,675,404
Aehr Test Systems(a)(b)	10,791	14,892
Alpha & Omega Semiconductor Ltd.(a)	27	311
Amkor Technology Inc.(a)	67,765	578,713
Amtech Systems Inc.(a)(b)	5,987	31,911
Analog Devices Inc.	245,054	25,796,834
Applied Materials Inc.	626,967	24,865,511
Aquantia Corp.(a)(b)	45,876	415,636
Axcelis Technologies Inc.(a)	17,618	354,474
AXT Inc.(a)(b)	23,137	102,960

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Inc.	260,495	$78,333,451
Brooks Automation Inc.	46,081	1,351,556
Cabot Microelectronics Corp.	19,528	2,186,355
CEVA Inc.(a)	11,927	321,552
Cirrus Logic Inc.(a)	40,319	1,696,220
Cohu Inc.	22,906	337,863
Cree Inc.(a)	64,191	3,673,009
CVD Equipment Corp.(a)(b)	5,095	20,023
CyberOptics Corp.(a)(b)	5,526	94,495
Cypress Semiconductor Corp.	227,093	3,388,227
Diodes Inc.(a)	23,547	817,081
DSP Group Inc.(a)(b)	26	366
Entegris Inc.	88,291	3,151,106
Everspin Technologies Inc.(a)(b)	44,207	338,626
First Solar Inc.(a)(b)	51,201	2,705,461
FormFactor Inc.(a)	46,358	745,900
GSI Technology Inc.(a)(b)	11,791	91,616
Ichor Holdings Ltd.(a)	13,053	294,737
Impinj Inc.(a)	19,639	329,051
Inphi Corp.(a)(b)	23,383	1,022,772
Integrated Device Technology Inc.(a)(b)	83,762	4,103,500
Intel Corp.	2,960,005	158,952,268
Intermolecular Inc.(a)(b)	17,407	20,018
inTEST Corp.(a)	5,624	37,793
KLA-Tencor Corp.	107,399	12,824,515
Kopin Corp.(a)(b)	40,158	53,812
Kulicke & Soffa Industries Inc.	45,846	1,013,655
Lam Research Corp.	100,974	18,075,356
Lattice Semiconductor Corp.(a)(b)	75,160	896,659
MACOM Technology Solutions Holdings Inc.(a)	25,953	433,675
Marvell Technology Group Ltd.	378,961	7,537,534
Maxim Integrated Products Inc.	180,433	9,593,623
MaxLinear Inc.(a)	34,814	888,801
Microchip Technology Inc.	155,583	12,907,166
Micron Technology Inc.(a)	740,267	30,595,235
MKS Instruments Inc.	34,345	3,195,802
Monolithic Power Systems Inc.	25,303	3,428,303
MoSys Inc.(a)	5,010	877
Nanometrics Inc.(a)(b)	16,699	515,665
NeoPhotonics Corp.(a)	17,536	110,301
NVE Corp.	4,954	484,947
NVIDIA Corp.	398,178	71,496,842
ON Semiconductor Corp.(a)(b)	265,689	5,465,223
PDF Solutions Inc.(a)(b)	17,301	213,667
Photronics Inc.(a)	41,045	387,875
Pixelworks Inc.(a)(b)	17,295	67,796
Power Integrations Inc.	19,434	1,359,214
Qorvo Inc.(a)	81,367	5,836,455
QUALCOMM Inc.	798,189	45,520,719
QuickLogic Corp.(a)(b)	40,610	24,796
Rambus Inc.(a)	52,882	552,617
Rubicon Technology Inc.(a)(b)	842	6,795
Rudolph Technologies Inc.(a)	18,209	415,165
Semtech Corp.(a)	40,768	2,075,499
Silicon Laboratories Inc.(a)	28,385	2,295,211
Skyworks Solutions Inc.	112,812	9,304,734
SMART Global Holdings Inc.(a)	9,818	188,506
SolarEdge Technologies Inc.(a)(b)	31,041	1,169,625
SunPower Corp.(a)(b)	14,462	94,148
Synaptics Inc.(a)	23,361	928,600

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne Inc.	115,888	$4,616,978
Texas Instruments Inc.	620,360	65,801,585
Trio-Tech International(a)	311	1,036
Ultra Clean Holdings Inc.(a)(b)	22,568	233,579
Universal Display Corp.	28,461	4,350,264
Veeco Instruments Inc.(a)	29,227	316,821
Versum Materials Inc.	69,485	3,495,790
Xilinx Inc.	167,405	21,225,280
Xperi Corp.	34,555	808,587

		683,178,222

Software — 6.7%
2U Inc.(a)(b)	36,506	2,586,450
8x8 Inc.(a)	58,886	1,189,497
A10 Networks Inc.(a)	23,640	167,608
ACI Worldwide Inc.(a)	75,109	2,468,833
Adobe Inc.(a)	321,651	85,716,775
Agilysys Inc.(a)	11,023	233,357
Alarm.com Holdings Inc.(a)(b)	23,630	1,533,587
Altair Engineering Inc., Class A(a)	16,398	603,610
Alteryx Inc., Class A(a)(b)	22,095	1,853,108
Amber Road Inc.(a)(b)	6,577	57,023
American Software Inc./GA, Class A	17,325	207,034
Anaplan Inc.(a)(b)	10,707	421,428
ANSYS Inc.(a)	55,534	10,146,617
Appfolio Inc., Class A(a)(b)	5,978	474,653
Appian Corp.(a)(b)	14,607	502,919
Aspen Technology Inc.(a)	45,489	4,742,683
Asure Software Inc.(a)	4,356	26,615
Autodesk Inc.(a)	144,909	22,579,720
Avalara Inc.(a)	6,786	378,591
Avaya Holdings Corp.(a)	66,358	1,116,805
Aware Inc./MA(a)	11,691	42,321
Benefitfocus Inc.(a)	15,416	763,400
Blackbaud Inc.	29,868	2,381,376
Blackline Inc.(a)	29,546	1,368,571
Bottomline Technologies de Inc.(a)	23,435	1,173,859
Box Inc., Class A(a)	100,879	1,947,974
BroadVision Inc.(a)	885	1,443
BSQUARE Corp.(a)	6,142	11,977
Cadence Design Systems Inc.(a)	187,756	11,924,384
Carbon Black Inc.(a)	2,979	41,557
CDK Global Inc.	80,051	4,708,600
Ceridian HCM Holding Inc.(a)(b)	21,871	1,121,982
ChannelAdvisor Corp.(a)	16,647	202,760
Cision Ltd.(a)(b)	52,875	728,089
Citrix Systems Inc.	83,147	8,286,430
Cloudera Inc.(a)(b)	132,484	1,449,375
CommVault Systems Inc.(a)	23,565	1,525,598
Cornerstone OnDemand Inc.(a)(b)	34,957	1,914,944
Coupa Software Inc.(a)(b)	35,777	3,254,991
Digimarc Corp.(a)(b)	5,804	182,130
Digital Turbine Inc.(a)(b)	34,348	120,218
DocuSign Inc.(a)(b)	13,372	693,204
Domo Inc., Class B(a)	5,321	214,596
Dropbox Inc., Class A(a)(b)	55,676	1,213,737
Ebix Inc.(b)	17,275	852,867
eGain Corp.(a)	11,655	121,795
Elastic NV(a)(b)	4,686	374,271
Ellie Mae Inc.(a)	23,711	2,340,039
Envestnet Inc.(a)	30,107	1,968,697

Security	Shares	Value
Software (continued)
Everbridge Inc.(a)(b)	16,146	$1,211,111
Evolving Systems Inc.(a)	5,932	7,118
Fair Isaac Corp.(a)	19,615	5,328,022
Finjan Holdings Inc.(a)(b)	5,175	15,163
FireEye Inc.(a)(b)	117,622	1,974,873
Five9 Inc.(a)	40,899	2,160,694
ForeScout Technologies Inc.(a)	12,928	541,812
Fortinet Inc.(a)	97,393	8,178,090
Fusion Connect Inc.(a)(b)	4,178	5,473
GlobalSCAPE Inc.	8,817	55,900
GSE Systems Inc.(a)(b)	6,533	18,292
Guidewire Software Inc.(a)(b)	52,282	5,079,719
HubSpot Inc.(a)(b)	24,596	4,088,101
Instructure Inc.(a)	17,655	831,904
Intelligent Systems Corp.(a)	4,984	159,189
Intuit Inc.	171,726	44,890,894
Inuvo Inc.(a)	12,593	15,615
Issuer Direct Corp.	318	3,934
j2 Global Inc.	30,097	2,606,400
LivePerson Inc.(a)	35,563	1,032,038
LogMeIn Inc.	34,376	2,753,518
Majesco(a)(b)	5,890	41,525
Mam Software Group Inc.(a)(b)	6,075	51,698
Manhattan Associates Inc.(a)(b)	46,391	2,556,608
Marin Software Inc.(a)(b)	1,625	7,426
Microsoft Corp.	5,044,605	594,960,714
MicroStrategy Inc., Class A(a)	5,889	849,488
Mitek Systems Inc.(a)	14,931	182,755
MobileIron Inc.(a)	24,057	131,592
Model N Inc.(a)	12,360	216,794
Monotype Imaging Holdings Inc.	24,135	480,045
Net Element Inc.(a)(b)	51	301
NetSol Technologies Inc.(a)(b)	5,920	38,539
New Relic Inc.(a)(b)	30,027	2,963,665
Nuance Communications Inc.(a)(b)	190,888	3,231,734
Nutanix Inc., Class A(a)	53,510	2,019,467
NXT-ID Inc.(a)(b)	250	213
OneSpan Inc.(a)	17,725	340,675
Oracle Corp.	1,674,487	89,936,697
Palo Alto Networks Inc.(a)	62,414	15,159,112
Park City Group Inc.(a)(b)	10,774	86,084
Paycom Software Inc.(a)(b)	32,651	6,175,284
Paylocity Holding Corp.(a)(b)	22,305	1,989,383
Pegasystems Inc.	23,128	1,503,320
Pivotal Software Inc., Class A(a)	30,090	627,377
Pluralsight Inc., Class A(a)	37,072	1,176,665
Progress Software Corp.	29,923	1,327,684
Proofpoint Inc.(a)(b)	34,306	4,165,778
PROS Holdings Inc.(a)(b)	18,377	776,244
PTC Inc.(a)	70,653	6,512,794
Q2 Holdings Inc.(a)(b)	23,689	1,640,700
QAD Inc., Class A	5,835	251,313
QAD Inc., Class B	244	7,566
Qualys Inc.(a)(b)	23,146	1,915,100
Qumu Corp.(a)	6,464	15,837
Rapid7 Inc.(a)	27,534	1,393,496
RealNetworks Inc.(a)(b)	16,914	52,603
RealPage Inc.(a)(b)	44,615	2,707,684
Red Hat Inc.(a)	116,088	21,209,278
RingCentral Inc., Class A(a)	45,666	4,922,795

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Rubicon Project Inc. (The)(a)	12,357	$75,131
SailPoint Technologies Holding Inc.(a)	36,972	1,061,836
salesforce.com Inc.(a)	503,481	79,736,286
Seachange International Inc.(a)	22,684	30,170
SecureWorks Corp., Class A(a)(b)	5,968	109,811
ServiceNow Inc.(a)	117,791	29,034,304
SharpSpring Inc.(a)(b)	5,141	82,359
ShotSpotter Inc.(a)(b)	954	36,824
SITO Mobile Ltd.(a)(b)	11,507	20,943
Smartsheet Inc.(a)(b)	8,859	361,359
Smith Micro Software Inc.(a)	6,553	18,348
Splunk Inc.(a)	96,597	12,035,986
SPS Commerce Inc.(a)	11,386	1,207,599
SS&C Technologies Holdings Inc.	142,396	9,069,201
Support.com Inc.(a)	5,669	12,812
SVMK Inc.(a)(b)	23,945	436,038
Symantec Corp.	420,404	9,665,088
Synacor Inc.(a)	17,308	27,174
Synchronoss Technologies Inc.(a)	55,070	334,826
Synopsys Inc.(a)	100,598	11,583,860
Tableau Software Inc., Class A(a)(b)	47,890	6,095,439
Telaria Inc.(a)(b)	22,469	142,453
Telenav Inc.(a)	17,643	107,093
Tenable Holdings Inc.(a)	12,115	383,561
Teradata Corp.(a)	76,734	3,349,439
TiVo Corp.	75,485	703,520
Trade Desk Inc. (The), Class A(a)(b)	23,072	4,567,102
Tyler Technologies Inc.(a)	25,218	5,154,559
Ultimate Software Group Inc. (The)(a)	21,344	7,046,295
Upland Software Inc.(a)(b)	7,286	308,635
Varonis Systems Inc.(a)(b)	16,170	964,217
Verint Systems Inc.(a)	40,362	2,416,069
VirnetX Holding Corp.(a)(b)	29,479	186,602
VMware Inc., Class A	50,775	9,165,395
Workday Inc., Class A(a)(b)	99,073	19,106,228
Workiva Inc.(a)	11,862	601,403
Yext Inc.(a)(b)	42,643	932,176
Zendesk Inc.(a)	70,240	5,970,400
Zix Corp.(a)	34,977	240,642
Zscaler Inc.(a)(b)	10,518	746,042
Zuora Inc., Class A(a)	15,780	316,073

		1,263,965,289

Specialty Retail — 2.3%
Aaron’s Inc.	47,738	2,511,019
Abercrombie & Fitch Co., Class A	38,885	1,065,838
Advance Auto Parts Inc.	46,897	7,997,345
American Eagle Outfitters Inc.	117,177	2,597,814
America’s Car-Mart Inc./TX(a)(b)	5,753	525,479
Appliance Recycling Centers of America Inc.(a)	869	379
Asbury Automotive Group Inc.(a)	11,824	820,113
Ascena Retail Group Inc.(a)(b)	171,236	184,935
At Home Group Inc.(a)(b)	17,579	313,961
AutoNation Inc.(a)(b)	39,681	1,417,405
AutoZone Inc.(a)	16,498	16,895,932
Barnes & Noble Education Inc.(a)	23,624	99,221
Barnes & Noble Inc.	54,016	293,307
Bed Bath & Beyond Inc.	100,904	1,714,359
Best Buy Co. Inc.	152,957	10,869,124
Big 5 Sporting Goods Corp.	9,939	31,606
Boot Barn Holdings Inc.(a)	24,050	708,032

Security	Shares	Value
Specialty Retail (continued)
Buckle Inc. (The)	16,020	$299,894
Build-A-Bear Workshop Inc.(a)(b)	23,269	141,941
Burlington Stores Inc.(a)(b)	45,453	7,121,576
Caleres Inc.	30,116	743,564
Camping World Holdings Inc., Class A(b)	9,393	130,657
CarMax Inc.(a)	110,997	7,747,591
Carvana Co.(a)(b)	23,598	1,370,100
Cato Corp. (The), Class A	23,592	353,408
Chico’s FAS Inc.	85,062	363,215
Children’s Place Inc. (The)	11,962	1,163,663
Christopher & Banks Corp.(a)(b)	23,285	7,940
Citi Trends Inc.	10,974	211,908
Conn’s Inc.(a)(b)	17,276	394,929
Container Store Group Inc. (The)(a)	11,568	101,798
Cool Holdings Inc.(a)(b)	310	1,085
Designer Brand Inc.	44,169	981,435
Destination Maternity Corp.(a)(b)	10,856	23,666
Destination XL Group Inc.(a)(b)	28,963	70,959
Dick’s Sporting Goods Inc.	51,855	1,908,783
Express Inc.(a)	30,946	132,449
Five Below Inc.(a)(b)	35,263	4,381,428
Floor & Decor Holdings Inc., Class A(a)(b)	40,793	1,681,487
Foot Locker Inc.	73,896	4,478,098
Francesca’s Holdings Corp.(a)(b)	28,142	19,035
GameStop Corp., Class A	66,655	677,215
Gap Inc. (The)	141,020	3,691,904
Genesco Inc.(a)	13,550	617,202
GNC Holdings Inc., Class A(a)	88,550	241,741
Group 1 Automotive Inc.	12,261	793,287
Guess? Inc.	40,603	795,819
Haverty Furniture Companies Inc.	11,885	260,044
Hibbett Sports Inc.(a)(b)	17,368	396,164
Home Depot Inc. (The)	742,212	142,423,061
J. Jill Inc.	10,758	59,061
Kirkland’s Inc.(a)(b)	10,988	77,246
L Brands Inc.	153,953	4,246,024
Lithia Motors Inc., Class A	13,234	1,227,453
Lowe’s Companies Inc.	525,986	57,579,687
Lumber Liquidators Holdings Inc.(a)(b)	17,413	175,871
MarineMax Inc.(a)	7,375	141,305
Michaels Companies Inc. (The)(a)(b)	54,437	621,671
Monro Inc.	22,477	1,944,710
Murphy USA Inc.(a)	18,132	1,552,462
National Vision Holdings Inc.(a)(b)	35,815	1,125,665
O’Reilly Automotive Inc.(a)	51,335	19,933,380
Office Depot Inc.	343,746	1,247,798
Party City Holdco Inc.(a)(b)	34,967	277,638
Penske Automotive Group Inc.	23,967	1,070,127
Pier 1 Imports Inc.(a)(b)	123,630	94,391
Rent-A-Center Inc./TX(a)	34,342	716,718
RH(a)	13,083	1,346,895
Ross Stores Inc.	245,024	22,811,734
RTW RetailWinds Inc.(a)(b)	22,761	54,626
Sally Beauty Holdings Inc.(a)(b)	86,755	1,597,160
Sears Hometown and Outlet Stores Inc.(a)(b)	6,469	14,232
Shoe Carnival Inc.	5,545	188,696
Signet Jewelers Ltd.	33,937	921,729
Sleep Number Corp.(a)	20,496	963,312
Sonic Automotive Inc., Class A	17,706	262,226
Sportsman’s Warehouse Holdings Inc.(a)(b)	17,911	85,973

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Stage Stores Inc.(b)	18,320	$18,870
Stein Mart Inc.(a)	44	44
Tailored Brands Inc.	25,055	196,431
Tandy Leather Factory Inc.(a)(b)	5,213	31,278
Tiffany & Co.	70,473	7,438,425
Tile Shop Holdings Inc.	34,352	194,432
Tilly’s Inc., Class A	10,559	117,522
TJX Companies Inc. (The)	815,828	43,410,208
Tractor Supply Co.	80,473	7,867,040
Trans World Entertainment Corp.(a)	6,479	2,719
Ulta Salon Cosmetics & Fragrance Inc.(a)	36,549	12,745,733
Urban Outfitters Inc.(a)	52,579	1,558,442
Vitamin Shoppe Inc.(a)(b)	16,956	119,370
Williams-Sonoma Inc.	51,955	2,923,508
Winmark Corp.	359	67,704
Zumiez Inc.(a)	5,936	147,747

		428,950,178

Technology Hardware, Storage & Peripherals —3.4%
3D Systems Corp.(a)(b)	79,171	851,880
Apple Inc.	2,945,196	559,439,980
AstroNova Inc.	5,056	103,092
Avid Technology Inc.(a)(b)	18,181	135,448
CPI Card Group Inc.(a)(b)	1,492	5,103
Cray Inc.(a)	24,040	626,242
Dell Technologies Inc., Class C(a)	99,379	5,832,554
Diebold Nixdorf Inc.	38,390	424,977
Eastman Kodak Co.(a)(b)	23,504	69,572
Electronics For Imaging Inc.(a)	29,295	788,036
Hewlett Packard Enterprise Co.	908,926	14,024,728
HP Inc.	1,011,652	19,656,398
Immersion Corp.(a)	17,610	148,452
Intevac Inc.(a)(b)	12,392	75,963
NCR Corp.(a)(b)	74,142	2,023,335
NetApp Inc.	162,100	11,240,014
Pure Storage Inc., Class A(a)(b)	105,889	2,307,321
Seagate Technology PLC.	168,837	8,085,604
TransAct Technologies Inc.	5,694	52,043
USA Technologies Inc.(a)(b)	49,203	204,193
Western Digital Corp.	192,687	9,260,537
Xerox Corp.	131,964	4,220,209

		639,575,681

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	97,661	4,467,991
Carter’s Inc.	31,558	3,180,731
Centric Brands Inc.(a)	239	1,076
Charles & Colvard Ltd.(a)(b)	17,353	19,609
Cherokee Inc.(a)	5,742	4,025
Columbia Sportswear Co.	21,233	2,212,054
Crocs Inc.(a)	46,562	1,198,972
Crown Crafts Inc.	5,861	30,243
Culp Inc.	13	250
Deckers Outdoor Corp.(a)(b)	18,350	2,697,266
Delta Apparel Inc.(a)(b)	5,238	116,388
Forward Industries Inc.(a)(b)	6,472	9,579
Fossil Group Inc.(a)	37,058	508,436
G-III Apparel Group Ltd.(a)	23,969	957,801
Hanesbrands Inc.	234,088	4,185,493
Iconix Brand Group Inc.(a)(b)	3,440	7,086
Lakeland Industries Inc.(a)(b)	5,207	61,130

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica Inc.(a)	70,697	$11,585,117
Movado Group Inc.	7,130	259,389
NIKE Inc., Class B	829,317	69,836,785
Oxford Industries Inc.	11,018	829,215
PVH Corp.	48,739	5,943,721
Ralph Lauren Corp.	35,748	4,635,801
Rocky Brands Inc.	5,612	134,464
Sequential Brands Group Inc.(a)(b)	17,808	22,794
Skechers U.S.A. Inc., Class A(a)	89,292	3,001,104
Steven Madden Ltd.	52,533	1,777,717
Superior Group of Companies Inc.	5,671	94,252
Tapestry Inc.	188,345	6,119,329
Under Armour Inc., Class A(a)	122,658	2,592,990
Under Armour Inc., Class C, NVS(a)(b)	125,966	2,376,978
Unifi Inc.(a)	10,889	210,702
Vera Bradley Inc.(a)	11,962	158,497
VF Corp.	213,580	18,562,238
Vince Holding Corp.(a)	896	11,110
Wolverine World Wide Inc.	64,159	2,292,401

		150,102,734

Thrifts & Mortgage Finance — 0.2%
Axos Financial Inc.(a)(b)	33,226	962,225
Bridgewater Bancshares Inc.(a)(b)	33,810	348,581
Broadway Financial Corp./DE(a)	5,039	6,803
BSB Bancorp. Inc./MA(a)(b)	5,729	188,140
Capitol Federal Financial Inc.	103,349	1,379,709
Central Federal Corp.(a)(b)	1,726	22,127
Citizens Community Bancorp. Inc./WI	799	9,532
Columbia Financial Inc.(a)	32,967	516,593
Dime Community Bancshares Inc.	40,516	758,865
Elmira Savings Bank	668	11,189
Entegra Financial Corp.(a)	2,542	57,068
ESSA Bancorp. Inc.	5,849	90,075
Essent Group Ltd.(a)	67,564	2,935,656
Federal Agricultural Mortgage Corp., Class A(b)	3,844	262,315
Federal Agricultural Mortgage Corp., Class C, NVS	5,862	424,585
First Defiance Financial Corp.	11,664	335,223
Flagstar Bancorp. Inc.	24,207	796,894
FS Bancorp. Inc.	807	40,737
Greene County Bancorp. Inc.	636	19,309
Guaranty Federal Bancshares Inc.	825	18,513
Hamilton Bancorp. Inc./MD(a)	790	11,171
Hingham Institution for Savings	262	45,067
HMN Financial Inc.(a)	848	18,257
Home Bancorp. Inc.	5,069	168,544
Home Federal Bancorp. Inc./LA	253	7,471
HomeStreet Inc.(a)	10,470	275,884
HopFed Bancorp. Inc.	5,150	101,455
IF Bancorp. Inc.	697	13,891
Impac Mortgage Holdings Inc.(a)(b)	5,636	22,093
Income Opportunity Realty Investors Inc.(a)	108	1,227
Kearny Financial Corp./MD	82,905	1,066,987
Kentucky First Federal Bancorp.	844	6,330
Lake Shore Bancorp. Inc.	652	10,302
LendingTree Inc.(a)	5,346	1,879,440
Luther Burbank Corp.	36,855	372,235
Magyar Bancorp. Inc.(a)(b)	714	8,040
Merchants Bancorp/IN	18,401	395,621
Meridian Bancorp. Inc.	29,898	469,100
Meta Financial Group Inc.	16,314	321,060

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp.(a)	233,955	$3,085,866
MMA Capital Holdings Inc.(a)(b)	11,160	338,036
Mr Cooper Group Inc.(a)(b)	17,420	167,058
MSB Financial Corp./MD	650	11,668
New York Community Bancorp. Inc.	316,946	3,667,065
NMI Holdings Inc., Class A(a)(b)	39,359	1,018,217
Northfield Bancorp. Inc.	23,547	327,303
Northwest Bancshares Inc.	55,646	944,313
OceanFirst Financial Corp.	22,551	542,577
Oconee Federal Financial Corp.	212	5,514
Ocwen Financial Corp.(a)(b)	75,622	137,632
Oritani Financial Corp.	23,383	388,859
Pathfinder Bancorp. Inc.	713	9,305
PB Bancorp Inc.	698	7,741
PCSB Financial Corp.	18,656	365,098
Ponce de Leon Federal Bank(a)	28,120	392,274
Provident Bancorp. Inc.(a)(b)	5,925	134,201
Provident Financial Holdings Inc.	5,221	104,002
Provident Financial Services Inc.	46,212	1,196,429
Prudential Bancorp. Inc.	5,672	98,409
Radian Group Inc.	134,094	2,781,110
Randolph Bancorp Inc.(a)(b)	19,520	294,947
Riverview Bancorp. Inc.	12,535	91,631
Security National Financial Corp., Class A(a)	7,209	34,026
Severn Bancorp. Inc.	5,732	54,311
SI Financial Group Inc.	6,112	78,906
Southern Missouri Bancorp. Inc.	5,061	155,879
Standard AVB Financial Corp.(b)	2,225	60,008
Sterling Bancorp Inc./MI	38,422	389,599
Territorial Bancorp. Inc.	10,680	287,399
TFS Financial Corp.	41,002	675,303
Timberland Bancorp. Inc./WA	5,203	145,580
TrustCo Bank Corp. NY	50,748	393,804
United Community Financial Corp./OH	29,436	275,227
United Financial Bancorp. Inc.	29,872	428,663
Walker & Dunlop Inc.	17,349	883,238
Washington Federal Inc.	50,939	1,471,628
Waterstone Financial Inc.	17,268	284,231
Western New England Bancorp Inc.	16,873	155,738
WSFS Financial Corp.	36,227	1,398,362
WVS Financial Corp.	222	3,821

		37,663,292

Tobacco — 0.9%
22nd Century Group Inc.(a)(b)	65,420	111,868
Altria Group Inc.	1,232,265	70,768,979
Philip Morris International Inc.	1,021,719	90,309,742
Pyxus International Inc.(a)(b)	5,784	138,180
Turning Point Brands Inc.	7,789	358,995
Universal Corp./VA	16,007	922,483
Vector Group Ltd.	76,057	820,655

		163,430,902

Trading Companies & Distributors — 0.3%
AeroCentury Corp.(a)	249	2,938
Air Lease Corp.	69,417	2,384,474
Aircastle Ltd.	40,161	812,859
Applied Industrial Technologies Inc.	23,234	1,381,726
Beacon Roofing Supply Inc.(a)	45,694	1,469,519
BlueLinx Holdings Inc.(a)(b)	5,525	147,186
BMC Stock Holdings Inc.(a)(b)	38,877	686,956

Security	Shares	Value
Trading Companies & Distributors (continued)
CAI International Inc.(a)	11,475	$266,220
DXP Enterprises Inc./TX(a)	6,597	256,755
EVI Industries Inc.(b)	4,926	187,828
Fastenal Co.	190,097	12,225,138
Foundation Building Materials Inc.(a)(b)	36,112	355,342
GATX Corp.	23,429	1,789,273
General Finance Corp.(a)	6,666	62,194
GMS Inc.(a)	12,064	182,408
H&E Equipment Services Inc.	18,259	458,483
HD Supply Holdings Inc.(a)	118,299	5,128,262
Herc Holdings Inc.(a)	19,105	744,713
Houston Wire & Cable Co.(a)(b)	11,622	73,567
Huttig Building Products Inc.(a)(b)	11,384	31,534
Kaman Corp.	17,374	1,015,336
Lawson Products Inc./DE(a)(b)	5,114	160,375
MRC Global Inc.(a)	63,925	1,117,409
MSC Industrial Direct Co. Inc., Class A	29,535	2,442,840
NOW Inc.(a)	69,336	967,930
Rush Enterprises Inc., Class A	17,398	727,410
Rush Enterprises Inc., Class B	5,847	242,826
SiteOne Landscape Supply Inc.(a)(b)	23,937	1,367,999
Systemax Inc.	6,065	137,312
Titan Machinery Inc.(a)(b)	11,490	178,784
Transcat Inc.(a)(b)	5,562	127,815
Triton International Ltd.	29,319	911,821
United Rentals Inc.(a)	52,955	6,050,109
Univar Inc.(a)(b)	91,928	2,037,121
Veritiv Corp.(a)	5,677	149,419
Watsco Inc.	22,443	3,214,062
WESCO International Inc.(a)	28,465	1,508,930
Willis Lease Finance Corp.(a)	5,066	214,748
WW Grainger Inc.	29,517	8,882,551

		60,102,172

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	50,386	2,076,911

Water Utilities — 0.1%
American States Water Co.	23,742	1,692,805
American Water Works Co. Inc.	118,316	12,335,626
Aqua America Inc.	114,194	4,161,229
AquaVenture Holdings Ltd.(a)(b)	18,509	358,149
Artesian Resources Corp., Class A, NVS	5,624	209,607
Cadiz Inc.(a)(b)	11,577	112,065
California Water Service Group	32,810	1,780,927
Connecticut Water Service Inc.	11,037	757,690
Global Water Resources Inc.	39,279	385,327
Middlesex Water Co.	17,528	981,393
Pure Cycle Corp.(a)(b)	11,441	112,808
SJW Group	17,572	1,084,895
York Water Co. (The)	6,616	227,061

		24,199,582

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	33,905	789,308
Gogo Inc.(a)(b)	29,366	131,853
NII Holdings Inc.(a)	64,046	125,530
Shenandoah Telecommunications Co.	28,372	1,258,582
Spok Holdings Inc.	10,558	143,800
Sprint Corp.(a)(b)	362,560	2,048,464
T-Mobile U.S. Inc.(a)	205,824	14,222,439
Telephone & Data Systems Inc.	67,837	2,084,631

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)	6,639	$304,797

		21,109,404

Total Common Stocks — 99.7%
(Cost: $16,312,470,551)		18,698,990,840

Warrants

Energy Equipment & Services — 0.0%
SAExploration Holdings Inc. (Expires 07/27/21)(a)	38	—

Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy Inc., (Expires 04/28/20)(a)(c)	2,346	70

Total Warrants — 0.0%
(Cost: $0)		70

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(d)(e)(f)	348,262,905	348,402,210
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	30,421,816	30,421,817

		378,824,027

Total Short-Term Investments — 2.0%

(Cost: $378,710,133)		378,824,027

Total Investments in Securities — 101.7%

(Cost: $16,691,180,684)		19,077,814,937

Other Assets, Less Liabilities — (1.7)%		(327,128,662)

Net Assets — 100.0%		$ 18,750,686,275

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments March 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.7%
Boeing Co. (The)	233,027	$88,881,158
Curtiss-Wright Corp.	18,840	2,135,326
Harris Corp.	27,103	4,328,620
L3 Technologies Inc.	20,810	4,294,560
Lockheed Martin Corp.	65,518	19,665,883
Raytheon Co.	53,957	9,824,491
Teledyne Technologies Inc.(a)	7,854	1,861,476
TransDigm Group Inc.(a)	21,636	9,822,528
United Technologies Corp.	172,495	22,232,880

		163,046,922

Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	76,457	5,803,086
FedEx Corp.	48,059	8,718,383
United Parcel Service Inc., Class B	154,154	17,225,168
XPO Logistics Inc.(a)	20,250	1,088,235

		32,834,872

Auto Components — 0.1%
Aptiv PLC	70,504	5,604,363
Gentex Corp.	84,720	1,752,010

		7,356,373

Banks — 1.0%
BancorpSouth Bank	19,834	559,716
Bank of Hawaii Corp.	8,443	665,899
Comerica Inc.	32,222	2,362,517
Commerce Bancshares Inc.	28,139	1,633,750
East West Bancorp. Inc.	32,211	1,545,162
First Financial Bankshares Inc.	29,932	1,729,471
First Republic Bank/CA	73,242	7,357,891
FNB Corp.	65,909	698,635
Home BancShares Inc./AR	30,060	528,154
Signature Bank/New York NY	14,685	1,880,708
Sterling Bancorp./DE	46,842	872,667
SVB Financial Group(a)	23,344	5,190,772
U.S. Bancorp.	667,280	32,156,223
UMB Financial Corp.	19,829	1,269,849

		58,451,414

Beverages — 1.9%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	3,872	1,141,194
Brown-Forman Corp., Class B, NVS	73,604	3,884,819
Coca-Cola Co. (The)	887,378	41,582,533
Constellation Brands Inc., Class A	74,029	12,979,505
Monster Beverage Corp.(a)	173,857	9,489,115
PepsiCo Inc.	380,012	46,570,471

		115,647,637

Biotechnology — 2.3%
AbbVie Inc.	340,180	27,415,106
Alexion Pharmaceuticals Inc.(a)	99,327	13,427,024
Amgen Inc.	182,149	34,604,667
Biogen Inc.(a)	47,226	11,163,282
Celgene Corp.(a)	146,735	13,842,980
Exelixis Inc.(a)	67,739	1,612,188
Incyte Corp.(a)	37,674	3,240,341
Ligand Pharmaceuticals Inc.(a)(b)	8,972	1,127,870
Regeneron Pharmaceuticals Inc.(a)	20,547	8,437,009
Vertex Pharmaceuticals Inc.(a)	113,328	20,846,686

		135,717,153

Security	Shares	Value
Building Products — 0.2%
Allegion PLC	21,482	$1,948,632
Lennox International Inc.	15,833	4,186,245
Masco Corp.	61,543	2,419,255
Trex Co. Inc.(a)	16,970	1,043,995

		9,598,127

Capital Markets — 1.8%
Ameriprise Financial Inc.	32,529	4,166,965
Cboe Global Markets Inc.	49,707	4,744,036
Charles Schwab Corp. (The)	274,230	11,726,075
E*TRADE Financial Corp.	64,628	3,000,678
Eaton Vance Corp., NVS	31,541	1,271,418
Evercore Inc., Class A	8,102	737,282
FactSet Research Systems Inc.	16,970	4,213,142
Federated Investors Inc., Class B	20,379	597,308
Interactive Brokers Group Inc., Class A	22,670	1,176,120
Intercontinental Exchange Inc.	251,922	19,181,341
MarketAxess Holdings Inc.	16,674	4,103,138
Moody’s Corp.	36,258	6,565,961
MSCI Inc.	37,488	7,454,114
Nasdaq Inc.	36,028	3,152,090
Northern Trust Corp.	51,576	4,662,986
S&P Global Inc.	110,258	23,214,822
SEI Investments Co.	31,911	1,667,350
T Rowe Price Group Inc.	52,271	5,233,372

		106,868,198

Chemicals — 1.7%
Air Products & Chemicals Inc.	97,312	18,582,700
Cabot Corp.	14,852	618,289
Celanese Corp.	30,189	2,976,937
CF Industries Holdings Inc.	43,174	1,764,953
Chemours Co. (The)	73,984	2,749,245
Eastman Chemical Co.	33,397	2,534,164
Ecolab Inc.	112,277	19,821,382
FMC Corp.	26,357	2,024,745
Ingevity Corp.(a)	10,472	1,105,948
Linde PLC.	163,738	28,806,426
Mosaic Co. (The)	73,634	2,010,945
NewMarket Corp.	2,616	1,134,193
PPG Industries Inc.	48,244	5,445,300
RPM International Inc.	58,675	3,405,497
Scotts Miracle-Gro Co. (The)	11,165	877,346
Sensient Technologies Corp.	9,103	617,092
Sherwin-Williams Co. (The)	22,417	9,655,226
Valvoline Inc.	35,033	650,212

		104,780,600

Commercial Services & Supplies — 0.7%
Brink’s Co. (The)	11,915	898,510
Cintas Corp.	37,645	7,608,431
Clean Harbors Inc.(a)	13,035	932,394
Copart Inc.(a)	60,717	3,678,843
Healthcare Services Group Inc.	18,028	594,744
MSA Safety Inc.	15,481	1,600,735
Republic Services Inc.	41,423	3,329,581
Rollins Inc.	65,247	2,715,580
Waste Management Inc.	173,106	17,987,444

		39,346,262

Communications Equipment — 2.2%
Arista Networks Inc.(a)	23,224	7,303,019
Ciena Corp.(a)	62,980	2,351,673

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Communications Equipment (continued)
Cisco Systems Inc.	1,952,298	$105,404,569
F5 Networks Inc.(a)	26,359	4,136,518
InterDigital Inc.	8,892	586,694
Lumentum Holdings Inc.(a)	16,940	957,788
Motorola Solutions Inc.	72,843	10,228,614
Plantronics Inc.	7,730	356,430
ViaSat Inc.(a)	12,427	963,093

		132,288,398

Construction & Engineering — 0.0%
KBR Inc.	29,235	558,096

Construction Materials — 0.1%
Eagle Materials Inc.	10,641	897,036
Martin Marietta Materials Inc.	15,824	3,183,473
Vulcan Materials Co.	27,975	3,312,240

		7,392,749

Consumer Finance — 0.4%
American Express Co.	153,196	16,744,323
Discover Financial Services	94,906	6,753,511
Green Dot Corp., Class A(a)	20,602	1,249,511
SLM Corp.	192,828	1,910,926

		26,658,271

Containers & Packaging — 0.2%
AptarGroup Inc.	15,287	1,626,384
Avery Dennison Corp.	16,756	1,893,428
Ball Corp.(b)	99,340	5,747,812
Bemis Co. Inc.	19,697	1,092,790
Greif Inc., Class A, NVS	5,135	211,819

		10,572,233

Distributors — 0.0%
Pool Corp.	17,466	2,881,366

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	25,954	1,202,189
H&R Block Inc.	55,105	1,319,214
Service Corp. International/U.S	80,183	3,219,347
Sotheby’s(a)	7,249	273,650
Weight Watchers International Inc.(a)	17,135	345,270

		6,359,670

Diversified Financial Services — 1.4%
Berkshire Hathaway Inc., Class B(a)	413,960	83,160,424

Diversified Telecommunication Services — 1.8%
Verizon Communications Inc.	1,832,542	108,358,208

Electric Utilities — 1.1%
Alliant Energy Corp.	59,404	2,799,710
Eversource Energy.	76,980	5,461,731
Hawaiian Electric Industries Inc.	23,561	960,582
IDACORP Inc.	12,746	1,268,737
NextEra Energy Inc.	212,068	40,996,986
OGE Energy Corp.	49,404	2,130,300
Pinnacle West Capital Corp.	49,508	4,731,975
Xcel Energy Inc.	102,186	5,743,875

		64,093,896

Electrical Equipment — 0.4%
AMETEK Inc.	100,973	8,377,730
Eaton Corp. PLC.	90,400	7,282,624
EnerSys.	12,490	813,848
Hubbell Inc.	14,800	1,746,104

Security	Shares	Value
Electrical Equipment (continued)
Regal Beloit Corp.	9,910	$811,332
Rockwell Automation Inc.	26,497	4,649,163

		23,680,801

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	50,322	4,752,410
Cognex Corp.(b)	37,482	1,906,334
Keysight Technologies Inc.(a)	83,593	7,289,310
Littelfuse Inc.	11,122	2,029,543
National Instruments Corp.	49,873	2,212,366
Trimble Inc.(a)	111,262	4,494,985
Zebra Technologies Corp., Class A(a)	23,833	4,993,728

		27,678,676

Energy Equipment & Services — 0.1%
Apergy Corp.(a)	16,563	680,077
Core Laboratories NV	10,955	755,128
Ensco PLC, Class A	193,103	758,895
Transocean Ltd.(a)	102,799	895,379

		3,089,479

Entertainment — 2.3%
Cinemark Holdings Inc.(b)	21,114	844,349
Electronic Arts Inc.(a)	63,789	6,482,876
Live Nation Entertainment Inc.(a)	61,262	3,892,587
Netflix Inc.(a)	193,635	69,042,496
Take-Two Interactive Software Inc.(a)	50,417	4,757,852
Walt Disney Co. (The)	433,698	48,153,489
World Wrestling Entertainment Inc., Class A(b)	19,215	1,667,478

		134,841,127

Equity Real Estate Investment Trusts (REITs) — 3.8%
American Campus Communities Inc.	60,508	2,878,971
American Tower Corp.	195,647	38,554,198
Apartment Investment & Management Co., Class A	67,744	3,406,846
AvalonBay Communities Inc.	41,867	8,403,963
Boston Properties Inc.	36,260	4,854,489
Brixmor Property Group Inc.	64,869	1,191,644
Camden Property Trust.	25,338	2,571,807
CoreCivic Inc.	25,148	489,129
CoreSite Realty Corp.	9,770	1,045,585
Cousins Properties Inc.	88,037	850,437
Crown Castle International Corp.	75,738	9,694,464
CyrusOne Inc.	48,119	2,523,360
Digital Realty Trust Inc.	51,735	6,156,465
Douglas Emmett Inc.	36,529	1,476,502
Duke Realty Corp.	106,075	3,243,774
EPR Properties	21,669	1,666,346
Equinix Inc.	22,218	10,068,309
Equity Residential	111,817	8,422,056
Essex Property Trust Inc.	21,632	6,256,840
Extra Space Storage Inc.	37,026	3,773,320
Federal Realty Investment Trust.	15,698	2,163,969
First Industrial Realty Trust Inc.	36,444	1,288,660
GEO Group Inc. (The)	22,702	435,878
HCP Inc.	212,822	6,661,329
Healthcare Realty Trust Inc.	32,793	1,052,983
Highwoods Properties Inc.	22,007	1,029,487
Host Hotels & Resorts Inc.	154,048	2,911,507
JBG SMITH Properties	33,649	1,391,386
Lamar Advertising Co., Class A	22,293	1,766,943
Liberty Property Trust.	36,016	1,743,895
Life Storage Inc.	20,636	2,007,264

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Mack-Cali Realty Corp.	25,938	$575,824
Medical Properties Trust Inc.	169,344	3,134,557
Mid-America Apartment Communities Inc.	28,171	3,079,935
National Retail Properties Inc.	71,828	3,978,553
Omega Healthcare Investors Inc.	90,782	3,463,333
Pebblebrook Hotel Trust	26,690	828,991
Public Storage	66,709	14,527,886
Rayonier Inc.	33,330	1,050,562
Realty Income Corp.	98,568	7,250,662
Regency Centers Corp.	33,681	2,273,131
SBA Communications Corp.(a)	28,843	5,758,793
Simon Property Group Inc.	92,012	16,765,507
Tanger Factory Outlet Centers Inc.	18,221	382,277
Taubman Centers Inc.	15,952	843,542
UDR Inc.	67,160	3,053,094
Uniti Group Inc.	79,164	885,845
Urban Edge Properties	24,356	462,764
Vornado Realty Trust	39,137	2,639,399
Weingarten Realty Investors	31,147	914,787
Welltower Inc.	171,727	13,326,015

		225,177,263

Food & Staples Retailing — 0.1%
Sysco Corp.	131,982	8,811,118

Food Products — 0.6%
Flowers Foods Inc.	40,650	866,658
Hershey Co. (The)	37,887	4,350,564
Hormel Foods Corp.	120,423	5,390,133
Kellogg Co.	110,960	6,366,885
Lamb Weston Holdings Inc.	64,236	4,813,846
Lancaster Colony Corp.	8,652	1,355,682
McCormick & Co. Inc./MD, NVS	54,490	8,207,829
Post Holdings Inc.(a)	29,448	3,221,611
Tootsie Roll Industries Inc.(b)	8,450	314,671

		34,887,879

Gas Utilities — 0.2%
Atmos Energy Corp.	30,475	3,136,792
National Fuel Gas Co.	37,981	2,315,322
ONE Gas Inc.	12,100	1,077,263
Spire Inc.	9,843	809,980
UGI Corp.	76,780	4,255,148

		11,594,505

Health Care Equipment & Supplies — 5.5%
Abbott Laboratories	778,928	62,267,504
ABIOMED Inc.(a)	20,040	5,723,224
Align Technology Inc.(a)	16,493	4,689,455
Avanos Medical Inc.(a)(b)	20,928	893,207
Baxter International Inc.	91,131	7,409,862
Becton Dickinson and Co.	75,114	18,758,219
Boston Scientific Corp.(a)	614,529	23,585,623
Cantel Medical Corp.	7,573	506,558
Cooper Companies Inc. (The)	9,438	2,795,253
Danaher Corp.	155,929	20,585,747
Edwards Lifesciences Corp.(a)	92,261	17,652,297
Globus Medical Inc., Class A(a)	33,673	1,663,783
Haemonetics Corp.(a)	22,867	2,000,405
Hill-Rom Holdings Inc.	29,805	3,155,157
Hologic Inc.(a)	65,801	3,184,768
ICU Medical Inc.(a)	7,451	1,783,248

Security	Shares	Value
Health Care Equipment & Supplies (continued)
IDEXX Laboratories Inc.(a)	38,227	$8,547,557
Inogen Inc.(a)	4,401	419,723
Integra LifeSciences Holdings Corp.(a)	31,271	1,742,420
Intuitive Surgical Inc.(a)	50,780	28,974,052
LivaNova PLC(a)	21,558	2,096,516
Masimo Corp.(a)	21,590	2,985,465
Medtronic PLC	594,802	54,174,566
NuVasive Inc.(a)	22,781	1,293,733
ResMed Inc.	63,700	6,622,889
STERIS PLC(a)	37,383	4,786,146
Stryker Corp.	80,846	15,968,702
Teleflex Inc.	20,385	6,159,532
Varian Medical Systems Inc.(a)	40,331	5,715,709
West Pharmaceutical Services Inc.	32,712	3,604,862
Zimmer Biomet Holdings Inc.	90,872	11,604,354

		331,350,536

Health Care Providers & Services — 1.2%
Amedisys Inc.(a)(b)	12,678	1,562,690
Chemed Corp.	7,068	2,262,255
Cigna Corp.	96,207	15,472,010
Covetrus Inc.(a)	19,087	607,921
DaVita Inc.(a)	55,729	3,025,527
Encompass Health Corp.	43,828	2,559,555
HCA Healthcare Inc.	118,327	15,427,474
HealthEquity Inc.(a)	24,125	1,784,768
Henry Schein Inc.(a)	30,317	1,822,355
Humana Inc.	60,059	15,975,694
Molina Healthcare Inc.(a)	27,554	3,911,566
Tenet Healthcare Corp.(a)	16,563	477,677
Universal Health Services Inc., Class B(b)	21,023	2,812,247
WellCare Health Plans Inc.(a)	22,090	5,958,777

		73,660,516

Health Care Technology — 0.2%
Cerner Corp.(a)	143,849	8,229,601
Medidata Solutions Inc.(a)(b)	16,305	1,194,178

		9,423,779

Hotels, Restaurants & Leisure — 2.5%
Brinker International Inc.	17,030	755,791
Cheesecake Factory Inc. (The)	9,193	449,722
Chipotle Mexican Grill Inc.(a)	10,747	7,633,702
Churchill Downs Inc.	15,413	1,391,177
Cracker Barrel Old Country Store Inc.	5,848	945,095
Darden Restaurants Inc.	38,491	4,675,502
Domino’s Pizza Inc.	18,199	4,697,162
Dunkin’ Brands Group Inc.	21,627	1,624,188
Eldorado Resorts Inc.(a)(b)	29,254	1,365,869
Hilton Worldwide Holdings Inc.	130,194	10,820,423
International Speedway Corp., Class A	5,162	225,218
Jack in the Box Inc.	6,852	555,423
Marriott International Inc./MD, Class A	49,908	6,242,992
McDonald’s Corp.	339,417	64,455,288
Papa John’s International Inc.(b)	5,471	289,690
Penn National Gaming Inc.(a)	27,848	559,745
Scientific Games Corp./DE, Class A(a)	25,532	521,363
Six Flags Entertainment Corp.	14,962	738,375
Starbucks Corp.	281,098	20,896,825
Texas Roadhouse Inc.	19,166	1,191,934
Wendy’s Co. (The)	82,728	1,480,004
Wyndham Destinations Inc.	28,113	1,138,295

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts Inc.	43,253	$2,162,218
Yum! Brands Inc.	136,224	13,596,517

		148,412,518

Household Durables — 0.1%
Garmin Ltd.	33,156	2,863,021
Helen of Troy Ltd.(a)(b)	11,674	1,353,717
Newell Brands Inc.	89,973	1,380,186
NVR Inc.(a)	895	2,476,465
Tempur Sealy International Inc.(a)	11,333	653,574
Tupperware Brands Corp.	7,309	186,964

		8,913,927

Household Products — 1.8%
Church & Dwight Co. Inc.	108,930	7,759,084
Clorox Co. (The)	56,969	9,141,246
Colgate-Palmolive Co.	218,055	14,945,490
Energizer Holdings Inc.	14,723	661,504
Kimberly-Clark Corp.	82,417	10,211,466
Procter & Gamble Co. (The)	621,291	64,645,329

		107,364,119

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.	124,943	5,307,579

Industrial Conglomerates — 1.2%
3M Co.	130,240	27,061,267
Carlisle Companies Inc.	16,290	1,997,480
Honeywell International Inc.	161,670	25,692,596
Roper Technologies Inc.	46,053	15,748,745

		70,500,088

Insurance — 0.9%
Aon PLC.	67,218	11,474,113
Arthur J Gallagher & Co.	54,490	4,255,669
Brown & Brown Inc.	103,813	3,063,522
Cincinnati Financial Corp.	32,100	2,757,390
Genworth Financial Inc., Class A(a)	99,552	381,284
Hanover Insurance Group Inc. (The)	7,852	896,463
Kemper Corp.	11,732	893,274
Marsh & McLennan Companies Inc.	141,441	13,281,310
Mercury General Corp.	5,498	275,285
Primerica Inc.	18,813	2,298,008
Progressive Corp. (The)	137,562	9,916,844
Torchmark Corp.	20,468	1,677,353

		51,170,515

Interactive Media & Services — 8.5%
Alphabet Inc., Class A(a)	132,767	156,252,155
Alphabet Inc., Class C, NVS(a)	136,324	159,950,312
Cars.com Inc.(a)	13,608	310,262
Facebook Inc., Class A(a)	1,057,981	176,354,853
TripAdvisor Inc.(a)(b)	30,367	1,562,382
Twitter Inc.(a)	323,798	10,646,478
Yelp Inc.(a)	33,863	1,168,274

		506,244,716

Internet & Direct Marketing Retail — 5.9%
Amazon.com Inc.(a)	182,991	325,861,224
Booking Holdings Inc.(a)	9,575	16,707,513
eBay Inc.	145,308	5,396,739
Expedia Group Inc.	32,069	3,816,211

		351,781,687

Security	Shares	Value
IT Services — 7.2%
Accenture PLC, Class A	129,983	$22,879,608
Akamai Technologies Inc.(a)	72,049	5,166,634
Alliance Data Systems Corp.	20,256	3,544,395
Automatic Data Processing Inc.	193,198	30,861,449
Broadridge Financial Solutions Inc.	51,153	5,304,055
CoreLogic Inc.(a)	35,200	1,311,552
Fidelity National Information Services Inc.	143,556	16,236,184
Fiserv Inc.(a)	174,098	15,369,371
FleetCor Technologies Inc.(a)	22,913	5,650,117
Gartner Inc.(a)	39,787	6,034,892
Global Payments Inc.	70,053	9,563,636
Jack Henry & Associates Inc.	16,506	2,290,042
Leidos Holdings Inc.	64,982	4,164,696
LiveRamp Holdings Inc.(a)	30,351	1,656,254
Mastercard Inc., Class A	400,337	94,259,347
MAXIMUS Inc.	28,476	2,021,226
Paychex Inc.	88,072	7,063,374
PayPal Holdings Inc.(a)(b)	520,316	54,029,613
Sabre Corp.	121,783	2,604,938
Total System Services Inc.	49,220	4,676,392
VeriSign Inc.(a)	46,757	8,489,201
Visa Inc., Class A(b)	776,201	121,234,834
Western Union Co. (The)	82,412	1,522,150
WEX Inc.(a)(b)	19,073	3,661,825

		429,595,785

Leisure Products — 0.1%
Hasbro Inc.	29,377	2,497,633
Mattel Inc.(a)	74,811	972,543

		3,470,176

Life Sciences Tools & Services — 1.8%
Agilent Technologies Inc.	74,827	6,014,594
Bio-Rad Laboratories Inc., Class A(a)	8,894	2,718,718
Bio-Techne Corp.	16,753	3,326,308
Charles River Laboratories International Inc.(a)	11,958	1,736,900
Illumina Inc.(a)	65,157	20,243,628
IQVIA Holdings Inc.(a)	51,198	7,364,832
Mettler-Toledo International Inc.(a)	7,088	5,124,624
PerkinElmer Inc.	25,636	2,470,285
PRA Health Sciences Inc.(a)	25,905	2,857,063
Syneos Health Inc.(a)	15,597	807,301
Thermo Fisher Scientific Inc.	178,542	48,870,516
Waters Corp.(a)	19,085	4,803,885

		106,338,654

Machinery — 0.8%
Crane Co.	13,181	1,115,376
Donaldson Co. Inc.	36,798	1,842,108
Flowserve Corp.	30,660	1,383,992
Graco Inc.	43,587	2,158,428
IDEX Corp.	33,593	5,097,402
Illinois Tool Works Inc.	53,484	7,676,559
Ingersoll-Rand PLC	107,401	11,593,938
ITT Inc.	38,667	2,242,686
Kennametal Inc.	36,331	1,335,164
Lincoln Electric Holdings Inc.	15,158	1,271,301
Nordson Corp.	10,007	1,326,128
Toro Co. (The)	28,493	1,961,458
Wabtec Corp.(b)	28,368	2,091,289
Woodward Inc.	24,619	2,336,097

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Xylem Inc./NY	79,551	$6,287,711

		49,719,637

Marine — 0.0%
Kirby Corp.(a)	10,731	806,005

Media — 0.9%
AMC Networks Inc., Class A(a)	9,782	555,226
Cable One Inc.	1,376	1,350,379
Charter Communications Inc., Class A(a)(b)	33,177	11,509,433
Comcast Corp., Class A	921,411	36,838,012
Fox Corp., Class A(a)	71,486	2,624,251
Fox Corp., Class B(a)	32,902	1,180,524
John Wiley & Sons Inc., Class A	12,836	567,608
New York Times Co. (The), Class A	62,492	2,052,862

		56,678,295

Metals & Mining — 0.1%
Allegheny Technologies Inc.(a)	55,519	1,419,621
Freeport-McMoRan Inc.	288,055	3,713,029
Royal Gold Inc.	18,622	1,693,298

		6,825,948

Multi-Utilities — 0.5%
Ameren Corp.	108,750	7,998,563
Black Hills Corp.	23,845	1,766,199
CMS Energy Corp.	70,107	3,893,743
Dominion Energy Inc.	166,923	12,796,317
NorthWestern Corp.	12,868	906,036
WEC Energy Group Inc.	67,056	5,302,788

		32,663,646

Multiline Retail — 0.3%
Dollar General Corp.	116,853	13,940,563
Macy’s Inc.	57,032	1,370,479
Nordstrom Inc.	23,296	1,033,876
Ollie’s Bargain Outlet Holdings Inc.(a)	22,867	1,951,241

		18,296,159

Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroleum Corp.	221,470	10,072,456
Apache Corp.	166,004	5,753,699
Cabot Oil & Gas Corp.	129,422	3,377,914
Callon Petroleum Co.(a)	100,515	758,888
Chesapeake Energy Corp.(a)	227,292	704,605
Cimarex Energy Co.	25,251	1,765,045
CNX Resources Corp.(a)	89,956	968,826
Concho Resources Inc.	49,178	5,456,791
ConocoPhillips	503,103	33,577,094
Devon Energy Corp.	194,916	6,151,549
Diamondback Energy Inc.	68,820	6,987,295
Equitrans Midstream Corp.	89,873	1,957,434
Exxon Mobil Corp.	1,052,297	85,025,597
Hess Corp.	62,214	3,747,149
HollyFrontier Corp.	69,382	3,418,451
Marathon Oil Corp.	363,007	6,065,847
Matador Resources Co.(a)	29,313	566,620
Murphy Oil Corp.	71,871	2,105,820
Occidental Petroleum Corp.	332,418	22,006,072
ONEOK Inc.	104,469	7,296,115
PBF Energy Inc., Class A	24,377	759,100
QEP Resources Inc.(a)	104,577	814,655
Southwestern Energy Co.(a)(b)	118,143	554,091

		209,891,113

Security	Shares	Value
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	26,977	$657,699

Personal Products — 0.2%
Edgewell Personal Care Co.(a)	11,692	513,162
Estee Lauder Companies Inc. (The), Class A	65,937	10,915,870

		11,429,032

Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	368,946	17,602,414
Catalent Inc.(a)	36,761	1,492,129
Eli Lilly & Co.	383,433	49,754,266
Johnson & Johnson	696,848	97,412,382
Mallinckrodt PLC(a)	36,779	799,575
Merck & Co. Inc.	1,144,770	95,210,521
Pfizer Inc.	2,462,215	104,570,271
Zoetis Inc.	116,594	11,737,518

		378,579,076

Professional Services — 0.4%
ASGN Inc.(a)	23,231	1,474,936
Equifax Inc.	32,600	3,863,100
IHS Markit Ltd.(a)	161,549	8,785,035
Insperity Inc.	16,357	2,022,707
Robert Half International Inc.	24,777	1,614,469
Verisk Analytics Inc.	50,330	6,693,890

		24,454,137

Road & Rail — 1.7%
CSX Corp.	343,643	25,711,369
Genesee & Wyoming Inc., Class A(a)	12,251	1,067,552
JB Hunt Transport Services Inc.	25,918	2,625,234
Kansas City Southern	19,825	2,299,304
Landstar System Inc.	11,604	1,269,362
Norfolk Southern Corp.	82,042	15,332,829
Old Dominion Freight Line Inc.	19,427	2,805,065
Union Pacific Corp.	320,600	53,604,320

		104,715,035

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices Inc.(a)(b)	391,626	9,994,296
Analog Devices Inc.	88,175	9,282,182
Broadcom Inc.	175,667	52,824,824
Cree Inc.(a)	45,356	2,595,270
Cypress Semiconductor Corp.	160,161	2,389,602
Integrated Device Technology Inc.(a)	57,377	2,810,899
Intel Corp.	1,336,256	71,756,947
KLA-Tencor Corp.	40,369	4,820,462
Maxim Integrated Products Inc.	72,564	3,858,228
Microchip Technology Inc.	53,723	4,456,860
Monolithic Power Systems Inc.	17,556	2,378,663
NVIDIA Corp.	142,662	25,616,389
QUALCOMM Inc.	279,764	15,954,941
Silicon Laboratories Inc.(a)	19,093	1,543,860
Skyworks Solutions Inc.	47,207	3,893,633
Synaptics Inc.(a)(b)	8,581	341,095
Teradyne Inc.	47,742	1,902,041
Texas Instruments Inc.	274,700	29,137,429
Universal Display Corp.(b)	12,425	1,899,161
Versum Materials Inc.	33,365	1,678,593
Xilinx Inc.	112,537	14,268,566

		263,403,941

Software — 11.0%
ACI Worldwide Inc.(a)	51,302	1,686,297

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Adobe Inc.(a)	216,306	$57,643,386
ANSYS Inc.(a)	37,322	6,819,103
Autodesk Inc.(a)	97,357	15,170,168
Blackbaud Inc.	13,346	1,064,077
Cadence Design Systems Inc.(a)	73,904	4,693,643
CDK Global Inc.	22,462	1,321,215
Citrix Systems Inc.	55,642	5,545,282
CommVault Systems Inc.(a)	17,182	1,112,363
Fair Isaac Corp.(a)	12,850	3,490,445
Fortinet Inc.(a)	64,170	5,388,355
Intuit Inc.	114,900	30,036,009
j2 Global Inc.	20,767	1,798,422
Manhattan Associates Inc.(a)	19,978	1,100,988
Microsoft Corp.	3,402,615	401,304,413
Oracle Corp.	565,050	30,348,835
PTC Inc.(a)	47,248	4,355,321
Red Hat Inc.(a)(b)	78,575	14,355,652
salesforce.com Inc.(a)	339,277	53,731,298
Synopsys Inc.(a)	37,773	4,349,561
Teradata Corp.(a)	52,327	2,284,073
Tyler Technologies Inc.(a)	16,889	3,452,112
Ultimate Software Group Inc. (The)(a)	14,081	4,648,560

		655,699,578

Specialty Retail — 2.6%
Aaron’s Inc.	16,065	845,019
Advance Auto Parts Inc.	20,532	3,501,322
AutoZone Inc.(a)	11,070	11,337,008
CarMax Inc.(a)	33,815	2,360,287
Five Below Inc.(a)	24,726	3,072,206
Foot Locker Inc.	24,777	1,501,486
Home Depot Inc. (The)	230,434	44,217,980
Lowe’s Companies Inc.	163,208	17,866,380
O’Reilly Automotive Inc.(a)	34,853	13,533,420
Ross Stores Inc.	93,673	8,720,956
Sally Beauty Holdings Inc.(a)	33,428	615,410
Tiffany & Co.	21,619	2,281,885
TJX Companies Inc. (The)	548,838	29,203,670
Tractor Supply Co.	53,998	5,278,845
Ulta Salon Cosmetics & Fragrance Inc.(a)	25,100	8,753,123
Urban Outfitters Inc.(a)(b)	33,273	986,212
Williams-Sonoma Inc.	18,427	1,036,887

		155,112,096

Technology Hardware, Storage & Peripherals — 0.2%
NetApp Inc.	109,795	7,613,185
Seagate Technology PLC	72,388	3,466,662

		11,079,847

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	10,382	1,046,402
Deckers Outdoor Corp.(a)	12,942	1,902,344
Hanesbrands Inc.	70,331	1,257,518
NIKE Inc., Class B	284,710	23,975,429
Tapestry Inc.	85,926	2,791,736
Under Armour Inc., Class A(a)	53,879	1,139,002
Under Armour Inc., Class C, NVS(a)	55,223	1,042,058
VF Corp.	144,204	12,532,770

		45,687,259

Thrifts & Mortgage Finance — 0.0%
LendingTree Inc.(a)	3,225	1,133,781

Security	Shares	Value
Tobacco — 0.5%
Philip Morris International Inc.	351,608	$31,078,631

Trading Companies & Distributors — 0.3%
Fastenal Co.	127,011	8,168,077
GATX Corp.	7,291	556,814
MSC Industrial Direct Co. Inc., Class A	10,680	883,343
NOW Inc.(a)	21,545	300,768
United Rentals Inc.(a)	18,584	2,123,222
WW Grainger Inc.	19,964	6,007,767

		18,039,991

Water Utilities — 0.1%
American Water Works Co. Inc.	50,404	5,255,121
Aqua America Inc.	36,308	1,323,064

		6,578,185

Total Common Stocks — 99.8% (Cost: $5,058,977,688)		5,971,795,403

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	129,233,582	129,285,276
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	10,368,252	10,368,252

		139,653,528

Total Short-Term Investments — 2.3%

(Cost: $139,637,008)		139,653,528

Total Investments in Securities — 102.1%

(Cost: $5,198,614,696)		6,111,448,931

Other Assets, Less Liabilities — (2.1)%		(125,658,551)

Net Assets — 100.0%		$5,985,790,380

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments March 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.1%
Arconic Inc.(a)	188,927	$3,610,395
General Dynamics Corp.	118,902	20,127,731
Harris Corp.	25,023	3,996,423
Huntington Ingalls Industries Inc.	18,296	3,790,931
L3 Technologies Inc.	14,223	2,935,201
Lockheed Martin Corp.	43,153	12,952,804
Northrop Grumman Corp.	74,490	20,082,504
Raytheon Co.	70,601	12,855,030
Teledyne Technologies Inc.(b)	8,060	1,910,301
Textron Inc.	103,388	5,237,636
United Technologies Corp.	184,979	23,841,943

		111,340,899

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	60,010	5,220,270
FedEx Corp.	57,966	10,515,612
United Parcel Service Inc., Class B	152,718	17,064,709
XPO Logistics Inc.(b)	27,901	1,499,400

		34,299,991

Airlines — 0.8%
Alaska Air Group Inc.	54,132	3,037,888
American Airlines Group Inc.	176,069	5,591,951
Delta Air Lines Inc.	271,140	14,004,381
JetBlue Airways Corp.(b)	135,043	2,209,303
Southwest Airlines Co.	218,111	11,322,142
United Continental Holdings Inc.(b)	98,056	7,822,908

		43,988,573

Auto Components — 0.2%
Adient PLC	37,882	490,951
Aptiv PLC	44,506	3,537,782
BorgWarner Inc.	91,858	3,528,266
Dana Inc.	61,972	1,099,383
Delphi Technologies PLC	37,698	726,064
Gentex Corp.	30,793	636,799
Goodyear Tire & Rubber Co. (The)	101,993	1,851,173
Visteon Corp.(b)	12,269	826,317

		12,696,735

Automobiles — 0.8%
Ford Motor Co.	1,714,892	15,056,752
General Motors Co.	575,251	21,341,812
Harley-Davidson Inc.	70,287	2,506,434
Thor Industries Inc.	23,045	1,437,317

		40,342,315

Banks — 10.6%
Associated Banc-Corp.	71,788	1,532,674
BancorpSouth Bank.	20,411	575,998
Bank of America Corp.	3,942,030	108,760,608
Bank of Hawaii Corp.	9,567	754,549
Bank OZK	53,216	1,542,200
BB&T Corp.	335,130	15,593,599
Cathay General Bancorp.	32,996	1,118,894
Chemical Financial Corp.	30,907	1,272,132
Citigroup Inc.	1,031,965	64,208,862
Citizens Financial Group Inc.	202,042	6,566,365
Comerica Inc.	37,660	2,761,231
Commerce Bancshares Inc.	15,530	901,672
Cullen/Frost Bankers Inc.	27,456	2,665,154
East West Bancorp. Inc.	31,816	1,526,214

Security	Shares	Value
Banks (continued)
Fifth Third Bancorp.	337,713	$8,517,122
First Horizon National Corp.	140,181	1,959,730
FNB Corp.	76,770	813,762
Fulton Financial Corp.	76,200	1,179,576
Hancock Whitney Corp.	37,810	1,527,524
Home BancShares Inc./AR	37,844	664,919
Huntington Bancshares Inc./OH	459,339	5,824,419
International Bancshares Corp.	23,777	904,239
JPMorgan Chase & Co.	1,436,900	145,457,387
KeyCorp.	441,461	6,953,011
M&T Bank Corp.	60,727	9,535,354
PacWest Bancorp.	52,701	1,982,085
People’s United Financial Inc.	172,554	2,836,788
Pinnacle Financial Partners Inc.	32,270	1,765,169
PNC Financial Services Group Inc. (The)	199,068	24,417,681
Prosperity Bancshares Inc.	29,427	2,032,229
Regions Financial Corp.	448,355	6,344,223
Signature Bank/New York NY	9,718	1,244,584
Sterling Bancorp./DE	45,707	851,521
SunTrust Banks Inc.	194,462	11,521,873
Synovus Financial Corp.	70,111	2,409,014
TCF Financial Corp.	72,189	1,493,590
Texas Capital Bancshares Inc.(b)	22,237	1,213,918
Trustmark Corp.	28,111	945,373
Umpqua Holdings Corp.	98,250	1,621,125
United Bankshares Inc./WV	44,620	1,617,029
Valley National Bancorp.	148,515	1,422,774
Webster Financial Corp.	40,460	2,050,108
Wells Fargo & Co.	1,796,860	86,824,275
Wintrust Financial Corp.	24,885	1,675,507
Zions Bancorp. N.A	82,013	3,724,210

		551,110,271

Beverages — 1.4%
Coca-Cola Co. (The)	810,531	37,981,483
Molson Coors Brewing Co., Class B	82,692	4,932,578
PepsiCo Inc.	240,413	29,462,613

		72,376,674

Biotechnology — 2.2%
AbbVie Inc.	310,723	25,041,166
Amgen Inc.	92,849	17,639,453
Biogen Inc.(b)	39,702	9,384,759
Celgene Corp.(b)	163,361	15,411,477
Exelixis Inc.(b)	64,481	1,534,648
Gilead Sciences Inc.	559,757	36,389,802
Incyte Corp.(b)	40,700	3,500,607
Regeneron Pharmaceuticals Inc.(b)	14,157	5,813,147
United Therapeutics Corp.(b)	19,083	2,239,772

		116,954,831

Building Products — 0.5%
Allegion PLC	20,070	1,820,550
AO Smith Corp.	62,520	3,333,566
Fortune Brands Home & Security Inc.	61,441	2,925,206
Johnson Controls International PLC	400,543	14,796,059
Masco Corp.	68,762	2,703,034
Resideo Technologies Inc.(b)	55,271	1,066,178
Trex Co. Inc.(b)	9,041	556,202

		27,200,795

Capital Markets — 3.6%
Affiliated Managers Group Inc.	23,088	2,472,956

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Ameriprise Financial Inc.	27,459	$3,517,498
Bank of New York Mellon Corp. (The)	385,509	19,441,219
BlackRock Inc.(c)	53,402	22,822,413
Charles Schwab Corp. (The)	249,712	10,677,685
CME Group Inc.	157,009	25,840,541
E*TRADE Financial Corp.	44,319	2,057,731
Eaton Vance Corp., NVS	19,352	780,079
Evercore Inc., Class A	10,047	914,277
Federated Investors Inc., Class B	21,141	619,643
Franklin Resources Inc.	130,426	4,322,318
Goldman Sachs Group Inc. (The)	150,303	28,856,673
Interactive Brokers Group Inc., Class A	10,223	530,369
Invesco Ltd.	174,930	3,377,898
Janus Henderson Group PLC	73,236	1,829,435
Legg Mason Inc.	36,986	1,012,307
Moody’s Corp.	37,268	6,748,862
Morgan Stanley	569,925	24,050,835
Nasdaq Inc.	15,066	1,318,124
Northern Trust Corp.	45,018	4,070,077
Raymond James Financial Inc.	55,921	4,496,608
SEI Investments Co.	26,043	1,360,747
State Street Corp.	166,078	10,929,593
Stifel Financial Corp.	31,171	1,644,582
T Rowe Price Group Inc.	52,043	5,210,545

		188,903,015

Chemicals — 2.3%
Albemarle Corp.	46,755	3,832,975
Ashland Global Holdings Inc.	27,695	2,163,810
Cabot Corp.	11,645	484,781
Celanese Corp.	26,524	2,615,532
CF Industries Holdings Inc.	55,971	2,288,095
DowDuPont Inc.	989,501	52,750,298
Eastman Chemical Co.	28,380	2,153,474
FMC Corp.	33,427	2,567,862
Ingevity Corp.(b)	7,884	832,629
International Flavors & Fragrances Inc.	44,420	5,720,852
Linde PLC	79,804	14,039,918
LyondellBasell Industries NV, Class A	133,479	11,222,914
Minerals Technologies Inc.	15,246	896,312
Mosaic Co. (The)	82,437	2,251,355
NewMarket Corp.	1,326	574,901
Olin Corp.	73,514	1,701,114
PolyOne Corp.	34,198	1,002,343
PPG Industries Inc.	55,903	6,309,772
Scotts Miracle-Gro Co. (The)	6,130	481,695
Sensient Technologies Corp.	9,683	656,411
Sherwin-Williams Co. (The)	13,600	5,857,656
Valvoline Inc.	47,006	872,431

		121,277,130

Commercial Services & Supplies — 0.3%
Brink’s Co. (The)	10,123	763,375
Clean Harbors Inc.(b)	9,460	676,674
Copart Inc.(b)	28,166	1,706,578
Deluxe Corp.	18,675	816,471
Healthcare Services Group Inc.	14,132	466,215
Herman Miller Inc.	25,265	888,823
HNI Corp.	18,950	687,695
Pitney Bowes Inc.	84,924	583,428
Republic Services Inc.	54,207	4,357,159

Security	Shares	Value
Commercial Services & Supplies (continued)
Stericycle Inc.(a)(b)	37,950	$2,065,239

		13,011,657

Communications Equipment — 0.2%
ARRIS International PLC(b)	72,389	2,288,216
InterDigital Inc.	5,907	389,744
Juniper Networks Inc.	153,276	4,057,216
Lumentum Holdings Inc.(b)	16,325	923,016
NetScout Systems Inc.(a)(b)	30,274	849,791
Plantronics Inc.	6,019	277,536
ViaSat Inc.(b)	12,849	995,797

		9,781,316

Construction & Engineering — 0.3%
AECOM(b)	69,406	2,059,276
Dycom Industries Inc.(b)	13,330	612,380
EMCOR Group Inc.	24,913	1,820,642
Fluor Corp.	60,855	2,239,464
Granite Construction Inc.	20,130	868,610
Jacobs Engineering Group Inc.	51,630	3,882,060
KBR Inc.	32,763	625,446
MasTec Inc.(a)(b)	27,389	1,317,411
Quanta Services Inc.	61,787	2,331,841
Valmont Industries Inc.	9,494	1,235,169

		16,992,299

Construction Materials — 0.1%
Eagle Materials Inc.	9,782	824,622
Martin Marietta Materials Inc.	11,709	2,355,617
Vulcan Materials Co.	30,137	3,568,221

		6,748,460

Consumer Finance — 0.9%
American Express Co.	151,746	16,585,838
Capital One Financial Corp.	205,329	16,773,326
Discover Financial Services	50,634	3,603,115
Navient Corp.	95,057	1,099,810
Synchrony Financial	286,132	9,127,611

		47,189,700

Containers & Packaging — 0.6%
AptarGroup Inc.	12,226	1,300,724
Avery Dennison Corp.	20,348	2,299,324
Ball Corp.	48,606	2,812,343
Bemis Co. Inc.	20,406	1,132,125
Greif Inc., Class A, NVS	6,239	257,359
International Paper Co.	175,189	8,105,995
Owens-Illinois Inc.	68,674	1,303,433
Packaging Corp. of America	41,591	4,133,314
Sealed Air Corp.	68,823	3,169,987
Silgan Holdings Inc.	33,282	986,146
Sonoco Products Co.	44,044	2,710,027
Westrock Co.	112,504	4,314,528

		32,525,305

Distributors — 0.2%
Genuine Parts Co.	63,938	7,162,974
LKQ Corp.(a)(b)	138,276	3,924,273

		11,087,247

Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	1,953	1,334,251
H&R Block Inc.	33,758	808,166
Sotheby’s(b)	7,853	296,451

		2,438,868

S C H E D U L E S O F I N V E S T M E N T S	51

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Financial Services — 1.8%
Berkshire Hathaway Inc., Class B(b)	443,750	$89,144,938
Jefferies Financial Group Inc.	115,861	2,177,028

		91,321,966

Diversified Telecommunication Services — 2.0%
AT&T Inc.	3,196,838	100,252,840
CenturyLink Inc.	415,785	4,985,262

		105,238,102

Electric Utilities — 3.0%
ALLETE Inc.	22,726	1,868,759
Alliant Energy Corp.	44,791	2,111,000
American Electric Power Co. Inc.	216,479	18,130,116
Duke Energy Corp.	319,048	28,714,320
Edison International	142,710	8,836,603
Entergy Corp.	82,964	7,933,847
Evergy Inc.	112,177	6,511,875
Eversource Energy	62,843	4,458,711
Exelon Corp.	425,573	21,333,975
FirstEnergy Corp.	220,608	9,179,499
Hawaiian Electric Industries Inc.	24,369	993,524
IDACORP Inc.	9,374	933,088
OGE Energy Corp.	38,758	1,671,245
PNM Resources Inc.	35,360	1,673,942
PPL Corp.	316,005	10,029,999
Southern Co. (The)	454,018	23,463,650
Xcel Energy Inc.	123,823	6,960,091

		154,804,244

Electrical Equipment — 0.7%
Acuity Brands Inc.	17,723	2,126,937
Eaton Corp. PLC	96,402	7,766,145
Emerson Electric Co.	269,726	18,468,139
EnerSys	6,201	404,057
Hubbell Inc.	9,415	1,110,782
nVent Electric PLC	70,652	1,906,191
Regal Beloit Corp.	9,111	745,918
Rockwell Automation Inc.	26,274	4,610,036

		37,138,205

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	81,105	7,659,556
Arrow Electronics Inc.(b)	37,410	2,882,814
Avnet Inc.	48,135	2,087,615
Belden Inc.	17,307	929,386
Cognex Corp.	38,580	1,962,179
Coherent Inc.(b)	10,801	1,530,718
Corning Inc.	345,079	11,422,115
FLIR Systems Inc.	59,204	2,816,926
IPG Photonics Corp.(a)(b)	15,648	2,375,053
Jabil Inc.	61,186	1,626,936
SYNNEX Corp.	18,471	1,761,949
TE Connectivity Ltd.	148,706	12,008,009
Tech Data Corp.(b)	16,629	1,702,976
Vishay Intertechnology Inc.	59,289	1,095,068

		51,861,300

Energy Equipment & Services — 1.2%
Apergy Corp.(a)(b)	17,167	704,877
Baker Hughes a GE Co.	226,173	6,269,516
Core Laboratories NV	8,443	581,976
Halliburton Co.	382,581	11,209,623
Helmerich & Payne Inc.	48,138	2,674,547
McDermott International Inc.(a)(b)	78,139	581,354

Security	Shares	Value
Energy Equipment & Services (continued)
National Oilwell Varco Inc.(a)	167,523	$4,462,813
Oceaneering International Inc.(b)	42,611	671,976
Patterson-UTI Energy Inc.	94,101	1,319,296
Rowan Companies PLC, Class A(b)	54,980	593,234
Schlumberger Ltd.	608,234	26,500,755
TechnipFMC PLC	186,270	4,381,071
Transocean Ltd.(b)	119,786	1,043,336

		60,994,374

Entertainment — 1.3%
Activision Blizzard Inc.	335,209	15,262,066
Cinemark Holdings Inc.	25,602	1,023,824
Electronic Arts Inc.(b)	68,232	6,934,418
Viacom Inc., Class B, NVS	154,455	4,335,552
Walt Disney Co. (The)	339,401	37,683,693

		65,239,553

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexander & Baldwin Inc.	29,282	744,934
Alexandria Real Estate Equities Inc.	49,662	7,079,815
AvalonBay Communities Inc.	19,342	3,882,520
Boston Properties Inc.	31,879	4,267,960
Brixmor Property Group Inc.	66,567	1,222,836
Camden Property Trust	17,455	1,771,682
CoreCivic Inc.	27,076	526,628
CoreSite Realty Corp.	6,244	668,233
Corporate Office Properties Trust	48,576	1,326,125
Cousins Properties Inc.	94,503	912,899
Crown Castle International Corp.	107,595	13,772,160
Digital Realty Trust Inc.	40,285	4,793,915
Douglas Emmett Inc.	33,601	1,358,152
Duke Realty Corp.	52,763	1,613,493
EPR Properties	11,280	867,432
Equinix Inc.	14,682	6,653,295
Equity Residential	51,951	3,912,949
Essex Property Trust Inc.	7,517	2,174,217
Extra Space Storage Inc.	18,821	1,918,048
Federal Realty Investment Trust	17,036	2,348,413
First Industrial Realty Trust Inc.	18,833	665,935
GEO Group Inc. (The)	30,584	587,213
Healthcare Realty Trust Inc.	22,278	715,347
Highwoods Properties Inc.	23,312	1,090,535
Hospitality Properties Trust	73,123	1,923,866
Host Hotels & Resorts Inc.	172,508	3,260,401
Iron Mountain Inc.	125,864	4,463,137
JBG SMITH Properties	14,655	605,984
Kilroy Realty Corp.	44,601	3,387,892
Kimco Realty Corp.	185,210	3,426,385
Lamar Advertising Co., Class A	15,517	1,229,877
Liberty Property Trust	28,841	1,396,481
Macerich Co. (The)	46,969	2,036,106
Mack-Cali Realty Corp.	14,050	311,910
Mid-America Apartment Communities Inc.	22,114	2,417,724
Pebblebrook Hotel Trust	30,852	958,263
PotlatchDeltic Corp.	30,316	1,145,642
Prologis Inc.	276,628	19,903,385
Rayonier Inc.	22,949	723,352
Realty Income Corp.	35,878	2,639,186
Regency Centers Corp.	40,819	2,754,874
Sabra Health Care REIT Inc.	77,147	1,502,052
SBA Communications Corp.(b)	20,687	4,130,366

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Senior Housing Properties Trust	102,850	$1,211,573
Simon Property Group Inc.	44,617	8,129,664
SL Green Realty Corp.	36,867	3,315,081
Tanger Factory Outlet Centers Inc.	24,172	507,129
Taubman Centers Inc.	10,900	576,392
UDR Inc.	54,584	2,481,389
Urban Edge Properties	26,403	501,657
Ventas Inc.	156,065	9,958,508
Vornado Realty Trust	37,308	2,516,051
Weingarten Realty Investors	21,319	626,139
Weyerhaeuser Co.	328,256	8,646,263

		161,561,465

Food & Staples Retailing — 2.8%
Casey’s General Stores Inc.	16,241	2,091,354
Costco Wholesale Corp.	193,309	46,807,841
Kroger Co. (The)	349,309	8,593,001
Sprouts Farmers Market Inc.(a)(b)	53,951	1,162,105
Sysco Corp.	77,000	5,140,520
Walgreens Boots Alliance Inc.	351,926	22,266,358
Walmart Inc.	624,736	60,930,502

		146,991,681

Food Products — 1.9%
Archer-Daniels-Midland Co.	245,512	10,588,933
Campbell Soup Co.	84,837	3,234,835
Conagra Brands Inc.	212,230	5,887,260
Flowers Foods Inc.	39,761	847,704
General Mills Inc.	261,795	13,547,891
Hain Celestial Group Inc. (The)(a)(b)	38,482	889,704
Hershey Co. (The)	23,708	2,722,390
Ingredion Inc.	29,371	2,781,140
JM Smucker Co. (The)	50,200	5,848,300
Kraft Heinz Co. (The)	272,346	8,892,097
Mondelez International Inc., Class A	633,772	31,637,898
Sanderson Farms Inc.	8,631	1,137,911
TreeHouse Foods Inc.(b)	24,229	1,563,982
Tyson Foods Inc., Class A	129,331	8,979,451

		98,559,496

Gas Utilities — 0.2%
Atmos Energy Corp.	21,144	2,176,352
New Jersey Resources Corp.	39,332	1,958,340
ONE Gas Inc.	10,946	974,522
Southwest Gas Holdings Inc.	23,367	1,922,170
Spire Inc.	12,379	1,018,668

		8,050,052

Health Care Equipment & Supplies — 1.2%
Align Technology Inc.(b)	15,712	4,467,393
Baxter International Inc.	119,014	9,677,028
Becton Dickinson and Co.	43,643	10,898,966
Cantel Medical Corp.	8,185	547,495
Cooper Companies Inc. (The)	12,389	3,669,250
Danaher Corp.	121,320	16,016,666
DENTSPLY SIRONA Inc.	97,440	4,832,050
Hologic Inc.(b)	52,792	2,555,133
Inogen Inc.(b)	3,440	328,073
Stryker Corp.	55,599	10,981,915

		63,973,969

Health Care Providers & Services — 4.4%
Acadia Healthcare Co. Inc.(a)(b)	38,187	1,119,261
AmerisourceBergen Corp.	68,515	5,448,313

Security	Shares	Value
Health Care Providers & Services (continued)
Anthem Inc.	112,790	$32,368,474
Cardinal Health Inc.	131,291	6,321,662
Centene Corp.(b)	181,138	9,618,428
Cigna Corp.	71,683	11,528,060
Covetrus Inc.(b)	22,996	732,423
CVS Health Corp.	569,223	30,698,196
Henry Schein Inc.(a)(b)	36,726	2,207,600
Laboratory Corp. of America Holdings(b)	43,438	6,645,145
McKesson Corp.	84,076	9,841,936
MEDNAX Inc.(b)	38,703	1,051,560
Patterson Companies Inc.	35,734	780,788
Quest Diagnostics Inc.	58,852	5,291,972
Tenet Healthcare Corp.(b)	19,751	569,619
UnitedHealth Group Inc.	421,093	104,119,455
Universal Health Services Inc., Class B	15,762	2,108,483

		230,451,375

Health Care Technology — 0.0%
Allscripts Healthcare Solutions Inc.(b)	74,974	715,252
Medidata Solutions Inc.(a)(b)	11,111	813,770

		1,529,022

Hotels, Restaurants & Leisure — 1.4%
Boyd Gaming Corp.	34,301	938,475
Caesars Entertainment Corp.(a)(b)	253,567	2,203,497
Carnival Corp.	175,485	8,900,599
Cheesecake Factory Inc. (The)	9,173	448,743
Cracker Barrel Old Country Store Inc.	4,678	756,012
Darden Restaurants Inc.	16,215	1,969,636
Dunkin’ Brands Group Inc.	15,165	1,138,892
International Speedway Corp., Class A	5,586	243,717
Jack in the Box Inc.	4,109	333,076
Marriott International Inc./MD, Class A	74,234	9,285,931
Marriott Vacations Worldwide Corp.	17,328	1,620,168
MGM Resorts International	224,712	5,766,110
Norwegian Cruise Line Holdings Ltd.(b)	95,516	5,249,559
Papa John’s International Inc.(a)	4,722	250,030
Penn National Gaming Inc.(b)	19,344	388,814
Royal Caribbean Cruises Ltd.	75,125	8,610,828
Six Flags Entertainment Corp.	16,213	800,112
Starbucks Corp.	267,419	19,879,928
Texas Roadhouse Inc.	10,054	625,258
Wyndham Destinations Inc.	14,539	588,684
Wynn Resorts Ltd.	42,506	5,071,816

		75,069,885

Household Durables — 0.7%
DR Horton Inc.	148,779	6,156,475
Garmin Ltd.	19,976	1,724,928
KB Home	36,705	887,160
Leggett & Platt Inc.	57,611	2,432,336
Lennar Corp., Class A	125,976	6,184,162
Mohawk Industries Inc.(b)	26,973	3,402,644
Newell Brands Inc.	82,254	1,261,776
NVR Inc.(b)	590	1,632,530
PulteGroup Inc.	112,274	3,139,181
Tempur Sealy International Inc.(b)	8,762	505,305
Toll Brothers Inc.	59,136	2,140,723
TRI Pointe Group Inc.(a)(b)	60,574	765,655
Tupperware Brands Corp.	14,664	375,105
Whirlpool Corp.	27,981	3,718,395

		34,326,375

S C H E D U L E S O F I N V E S T M E N T S	53

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Products — 1.4%
Colgate-Palmolive Co.	162,602	$11,144,741
Energizer Holdings Inc.	13,714	616,170
Kimberly-Clark Corp.	69,610	8,624,679
Procter & Gamble Co. (The)	483,040	50,260,312

		70,645,902

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	289,590	5,235,787

Industrial Conglomerates — 1.7%
3M Co.	123,818	25,726,904
Carlisle Companies Inc.	8,913	1,092,912
General Electric Co.	3,820,220	38,163,998
Honeywell International Inc.	159,980	25,424,021

		90,407,835

Insurance — 4.4%
Aflac Inc.	329,283	16,464,150
Alleghany Corp.(b)	6,373	3,902,825
Allstate Corp. (The)	145,681	13,720,237
American Financial Group Inc./OH	29,559	2,843,871
American International Group Inc.	381,573	16,430,533
Aon PLC.	38,924	6,644,327
Arthur J Gallagher & Co.	26,387	2,060,825
Assurant Inc.	23,064	2,189,004
Brighthouse Financial Inc.(b)	51,314	1,862,185
Chubb Ltd.	201,160	28,178,493
Cincinnati Financial Corp.	34,541	2,967,072
CNO Financial Group Inc.	70,002	1,132,632
Everest Re Group Ltd.	17,824	3,849,271
First American Financial Corp.	48,109	2,477,614
Genworth Financial Inc., Class A(b)	120,571	461,787
Hanover Insurance Group Inc. (The)	10,302	1,176,179
Hartford Financial Services Group Inc. (The)	157,346	7,823,243
Kemper Corp.	11,381	866,549
Lincoln National Corp.	90,002	5,283,118
Loews Corp.	120,679	5,784,145
Marsh & McLennan Companies Inc.	82,335	7,731,257
Mercury General Corp.	6,397	320,298
MetLife Inc.	420,098	17,883,572
Old Republic International Corp.	125,562	2,626,757
Principal Financial Group Inc.	114,028	5,723,065
Progressive Corp. (The)	120,182	8,663,920
Prudential Financial Inc.	179,490	16,491,541
Reinsurance Group of America Inc.	26,849	3,812,021
RenaissanceRe Holdings Ltd.	18,594	2,668,239
Torchmark Corp.	24,443	2,003,104
Travelers Companies Inc. (The)	115,507	15,842,940
Unum Group.	94,553	3,198,728
Willis Towers Watson PLC	56,762	9,970,245
WR Berkley Corp.	41,264	3,495,886

		226,549,633

Interactive Media & Services — 0.0%
Cars.com Inc.(a)(b)	14,746	336,209
TripAdvisor Inc.(a)(b)	14,825	762,746

		1,098,955

Internet & Direct Marketing Retail — 0.6%
Booking Holdings Inc.(b)	10,272	17,923,716
eBay Inc.	233,451	8,670,370
Expedia Group Inc.	19,481	2,318,239

		28,912,325

Security	Shares	Value
IT Services — 2.4%
Accenture PLC, Class A	151,061	$26,589,757
CACI International Inc., Class A(b)	10,864	1,977,465
Cognizant Technology Solutions Corp., Class A	252,382	18,285,076
DXC Technology Co.	117,393	7,549,544
FleetCor Technologies Inc.(b)	15,130	3,730,907
International Business Machines Corp.	390,517	55,101,949
Jack Henry & Associates Inc.	17,478	2,424,898
Paychex Inc.	53,158	4,263,272
Perspecta Inc.	60,704	1,227,435
Science Applications International Corp.	22,075	1,698,671
Total System Services Inc.	22,857	2,171,643
Western Union Co. (The)	111,230	2,054,418

		127,075,035

Leisure Products — 0.1%
Brunswick Corp./DE	38,254	1,925,324
Hasbro Inc.	21,675	1,842,808
Mattel Inc.(b)	76,647	996,411
Polaris Industries Inc.	25,330	2,138,612

		6,903,155

Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	65,757	5,285,548
Charles River Laboratories International Inc.(b)	9,384	1,363,026
IQVIA Holdings Inc.(b)	18,682	2,687,406
Mettler-Toledo International Inc.(b)	3,922	2,835,606
PerkinElmer Inc.(a)	23,568	2,271,012
Syneos Health Inc.(b)	11,295	584,629
Waters Corp.(b)	12,601	3,171,798

		18,199,025

Machinery — 2.9%
AGCO Corp.	28,466	1,979,810
Caterpillar Inc.	252,577	34,221,658
Colfax Corp.(a)(b)	41,873	1,242,791
Crane Co.	9,031	764,203
Cummins Inc.	63,444	10,015,904
Deere & Co.	139,770	22,340,837
Donaldson Co. Inc.	19,401	971,214
Dover Corp.	63,589	5,964,648
Flowserve Corp.	27,071	1,221,985
Fortive Corp.	129,102	10,830,367
Graco Inc.	30,190	1,495,009
Illinois Tool Works Inc.	79,482	11,408,051
Lincoln Electric Holdings Inc.	13,104	1,099,032
Nordson Corp.	13,102	1,736,277
Oshkosh Corp.	30,859	2,318,437
PACCAR Inc.	151,972	10,355,372
Parker-Hannifin Corp.	56,690	9,729,138
Pentair PLC	69,109	3,076,042
Snap-on Inc.	24,418	3,821,905
Stanley Black & Decker Inc.	66,289	9,026,573
Terex Corp.	27,891	896,138
Timken Co. (The)	29,704	1,295,689
Toro Co. (The)	18,305	1,260,116
Trinity Industries Inc.	58,745	1,276,529
Wabtec Corp.(a)	31,652	2,333,385

		150,681,110

Marine — 0.0%
Kirby Corp.(a)(b)	12,997	976,205

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Media — 1.9%
AMC Networks Inc., Class A(b)	9,893	$561,527
Cable One Inc.	825	809,639
CBS Corp., Class B, NVS	153,168	7,280,075
Charter Communications Inc., Class A(b)	43,406	15,057,976
Comcast Corp., Class A	1,070,319	42,791,354
Discovery Inc., Class A(a)(b)	69,763	1,884,996
Discovery Inc., Class C, NVS(b)	157,760	4,010,259
DISH Network Corp., Class A(b)	100,866	3,196,444
Fox Corp., Class A(b)	83,930	3,081,070
Fox Corp., Class B(b)	38,626	1,385,901
Interpublic Group of Companies Inc. (The)	168,512	3,540,437
John Wiley & Sons Inc., Class A	7,143	315,863
Meredith Corp.	18,005	994,956
News Corp., Class A, NVS	170,773	2,124,416
News Corp., Class B	53,512	668,365
Omnicom Group Inc.	98,279	7,173,384
TEGNA Inc.	96,713	1,363,653

		96,240,315

Metals & Mining — 0.6%
Carpenter Technology Corp.	20,497	939,787
Commercial Metals Co.	50,880	869,030
Compass Minerals International Inc.	14,656	796,847
Ferroglobe PLC(b)(d)	5,019	—
Freeport-McMoRan Inc.	349,120	4,500,157
Newmont Mining Corp.	233,135	8,339,239
Nucor Corp.	133,645	7,798,186
Reliance Steel & Aluminum Co.	29,551	2,667,273
Royal Gold Inc.	10,606	964,404
Steel Dynamics Inc.	100,736	3,552,959
U.S. Steel Corp.	76,691	1,494,708
Worthington Industries Inc.	17,389	648,957

		32,571,547

Multi-Utilities — 1.7%
CenterPoint Energy Inc.	220,799	6,778,529
CMS Energy Corp.	54,981	3,053,645
Consolidated Edison Inc.	140,831	11,943,877
Dominion Energy Inc.	185,912	14,252,014
DTE Energy Co.	79,721	9,944,398
MDU Resources Group Inc.	86,839	2,243,051
NiSource Inc.	164,102	4,703,163
NorthWestern Corp.	9,346	658,052
Public Service Enterprise Group Inc.	221,795	13,176,841
Sempra Energy	120,262	15,136,175
WEC Energy Group Inc.	71,812	5,678,893

		87,568,638

Multiline Retail — 0.7%
Dillard’s Inc., Class A(a)	8,006	576,592
Dollar Tree Inc.(b)	104,318	10,957,563
Kohl’s Corp.	72,167	4,962,925
Macy’s Inc.	78,007	1,874,508
Nordstrom Inc.	25,473	1,130,492
Target Corp.	229,006	18,380,021

		37,882,101

Oil, Gas & Consumable Fuels — 6.1%
Cabot Oil & Gas Corp.	58,534	1,527,737
Chesapeake Energy Corp.(b)	232,216	719,870
Chevron Corp.	833,842	102,712,658
Cimarex Energy Co.(a)	19,994	1,397,581
Concho Resources Inc.(a)	39,723	4,407,664

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources Inc.	254,556	$24,228,640
EQT Corp.	112,793	2,339,327
Exxon Mobil Corp.	818,138	66,105,550
Hess Corp.	50,463	3,039,386
Kinder Morgan Inc./DE	854,327	17,095,083
Marathon Petroleum Corp.	295,617	17,692,677
Matador Resources Co.(b)	16,288	314,847
Noble Energy Inc.	213,042	5,268,529
Oasis Petroleum Inc.(b)	115,758	699,178
ONEOK Inc.	78,100	5,454,504
PBF Energy Inc., Class A	28,375	883,598
PetroCorp Inc. Escrow(b)(d)	190	—
Phillips 66	184,106	17,521,368
Pioneer Natural Resources Co.	73,889	11,251,817
Range Resources Corp.(a)	89,599	1,007,093
SM Energy Co.	44,676	781,383
Southwestern Energy Co.(a)(b)	126,039	591,123
Valero Energy Corp.	183,270	15,546,794
Williams Companies Inc. (The)	531,438	15,262,899
World Fuel Services Corp.	29,083	840,208
WPX Energy Inc.(b)	175,125	2,295,889

		318,985,403

Paper & Forest Products — 0.0%
Domtar Corp.	27,210	1,350,976
Louisiana-Pacific Corp.	34,276	835,649

		2,186,625

Personal Products — 0.2%
Coty Inc., Class A(a)	199,720	2,296,780
Edgewell Personal Care Co.(b)	12,098	530,981
Estee Lauder Companies Inc. (The), Class A	30,582	5,062,850
Nu Skin Enterprises Inc., Class A	24,753	1,184,679

		9,075,290

Pharmaceuticals — 2.4%
Allergan PLC	137,210	20,088,916
Bristol-Myers Squibb Co.	351,084	16,750,218
Catalent Inc.(b)	27,867	1,131,122
Johnson & Johnson	479,174	66,983,734
Mylan NV(b)	227,160	6,437,714
Nektar Therapeutics(b)	76,702	2,577,187
Perrigo Co. PLC	54,825	2,640,372
Prestige Consumer Healthcare Inc.(a)(b)	22,162	662,865
Zoetis Inc.	94,502	9,513,516

		126,785,644

Professional Services — 0.3%
Equifax Inc.	20,848	2,470,488
ManpowerGroup Inc.	26,761	2,212,867
Nielsen Holdings PLC	155,597	3,682,981
Robert Half International Inc.	28,219	1,838,750
Verisk Analytics Inc.	22,146	2,945,418

		13,150,504

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(b)	137,596	6,804,122
Jones Lang LaSalle Inc.	20,188	3,112,586
Realogy Holdings Corp.	52,103	593,974

		10,510,682

Road & Rail — 0.4%
Avis Budget Group Inc.(b)	28,135	980,786
Genesee & Wyoming Inc., Class A(a)(b)	12,240	1,066,594

S C H E D U L E S O F I N V E S T M E N T S	55

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Road & Rail (continued)
JB Hunt Transport Services Inc.	12,545	$1,270,683
Kansas City Southern	24,627	2,856,239
Knight-Swift Transportation Holdings Inc.	55,467	1,812,662
Landstar System Inc.	6,436	704,034
Norfolk Southern Corp.	36,527	6,826,531
Old Dominion Freight Line Inc.(a)	9,539	1,377,336
Ryder System Inc.	22,980	1,424,530
Werner Enterprises Inc.	18,945	646,972

		18,966,367

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices Inc.	74,474	7,839,878
Applied Materials Inc.	416,641	16,523,982
Cirrus Logic Inc.(b)	25,464	1,071,271
First Solar Inc.(b)	33,412	1,765,490
Intel Corp.	651,257	34,972,501
KLA-Tencor Corp.	32,514	3,882,497
Lam Research Corp.	66,932	11,981,497
Maxim Integrated Products Inc.	47,911	2,547,428
Microchip Technology Inc.	50,916	4,223,991
Micron Technology Inc.(b)	491,971	20,333,161
MKS Instruments Inc.	23,666	2,202,121
NVIDIA Corp.	124,993	22,443,743
Qorvo Inc.(b)	54,280	3,893,504
QUALCOMM Inc.	254,948	14,539,685
Skyworks Solutions Inc.	29,558	2,437,944
Synaptics Inc.(a)(b)	6,758	268,631
Teradyne Inc.	28,955	1,153,567
Texas Instruments Inc.	140,030	14,852,982
Universal Display Corp.(a)	6,471	989,092
Versum Materials Inc.	14,410	724,967

		168,647,932

Software — 0.9%
Blackbaud Inc.(a)	7,857	626,439
Cadence Design Systems Inc.(b)	50,314	3,195,442
CDK Global Inc.	32,416	1,906,709
LogMeIn Inc.	22,359	1,790,956
Manhattan Associates Inc.(a)(b)	8,814	485,740
Oracle Corp.	559,124	30,030,550
Symantec Corp.	279,864	6,434,073
Synopsys Inc.(b)	28,373	3,267,151

		47,737,060

Specialty Retail — 2.1%
Aaron’s Inc.	14,174	745,552
Advance Auto Parts Inc.	11,008	1,877,194
American Eagle Outfitters Inc.	74,828	1,658,937
AutoNation Inc.(a)(b)	25,155	898,537
Bed Bath & Beyond Inc.	59,728	1,014,779
Best Buy Co. Inc.	103,141	7,329,199
CarMax Inc.(a)(b)	41,212	2,876,598
Dick’s Sporting Goods Inc.	31,937	1,175,601
Foot Locker Inc.	24,893	1,508,516
Gap Inc. (The)	94,409	2,471,628
Home Depot Inc. (The)	267,674	51,363,964
L Brands Inc.	100,772	2,779,292
Lowe’s Companies Inc.	189,820	20,779,595
Michaels Companies Inc. (The)(b)	38,922	444,489
Murphy USA Inc.(a)(b)	12,976	1,111,005
Ross Stores Inc.	69,799	6,498,287
Sally Beauty Holdings Inc.(a)(b)	19,720	363,045

Security	Shares	Value
Specialty Retail (continued)
Signet Jewelers Ltd.	22,459	$609,986
Tiffany & Co.	26,047	2,749,261
Williams-Sonoma Inc.	16,931	952,707

		109,208,172

Technology Hardware, Storage & Peripherals — 7.8%
Apple Inc.	1,965,833	373,409,978
Hewlett Packard Enterprise Co.	603,308	9,309,043
HP Inc.	672,954	13,075,496
NCR Corp.(a)(b)	53,004	1,446,479
Seagate Technology PLC	40,505	1,939,785
Western Digital Corp.	128,135	6,158,168
Xerox Corp.	88,049	2,815,807

		408,154,756

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(b)	67,240	3,076,230
Carter’s Inc.	9,652	972,825
Hanesbrands Inc.	90,388	1,616,137
NIKE Inc., Class B	270,682	22,794,131
PVH Corp.	33,217	4,050,813
Ralph Lauren Corp.	23,235	3,013,115
Skechers U.S.A. Inc., Class A(b)	58,900	1,979,629
Tapestry Inc.	41,899	1,361,298
Under Armour Inc., Class A(b)	29,211	617,521
Under Armour Inc., Class C, NVS(a)(b)	29,964	565,421

		40,047,120

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	205,884	2,382,078
Washington Federal Inc.	35,734	1,032,355

		3,414,433

Tobacco — 1.5%
Altria Group Inc.	822,593	47,241,516
Philip Morris International Inc.	334,279	29,546,921

		76,788,437

Trading Companies & Distributors — 0.1%
GATX Corp.	9,229	704,819
MSC Industrial Direct Co. Inc., Class A	9,265	766,308
NOW Inc.(b)	26,119	364,621
United Rentals Inc.(b)	16,273	1,859,190
Watsco Inc.	14,140	2,024,990

		5,719,928

Water Utilities — 0.1%
American Water Works Co. Inc.	29,491	3,074,732
Aqua America Inc.	42,856	1,561,672

		4,636,404

Wireless Telecommunication Services — 0.0%
Telephone & Data Systems Inc.	41,852	1,286,112

Total Common Stocks — 99.7% (Cost: $4,905,293,290)		5,193,625,582

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(e)(f)	37,706,307	37,721,390

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(e)	7,711,237	$7,711,237

		45,432,627

Total Short-Term Investments — 0.9% (Cost: $45,424,042)		45,432,627

Total Investments in Securities — 100.6%
(Cost: $4,950,717,332)		5,239,058,209

Other Assets, Less Liabilities — (0.6)%		(30,708,727)

Net Assets — 100.0%		$5,208,349,482

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

S C H E D U L E S O F I N V E S T M E N T S	57

Schedule of Investments March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Arconic Inc.(a)	317,075	$6,059,303
Boeing Co. (The)	391,587	149,359,114
BWX Technologies Inc.	71,752	3,557,464
Curtiss-Wright Corp.	31,632	3,585,171
General Dynamics Corp.	184,198	31,181,038
Harris Corp.	86,445	13,806,131
HEICO Corp.	29,156	2,766,030
HEICO Corp., Class A	55,368	4,654,234
Hexcel Corp.	62,235	4,304,173
Huntington Ingalls Industries Inc.	30,871	6,396,471
L3 Technologies Inc.	57,100	11,783,727
Lockheed Martin Corp.	179,513	53,882,622
Northrop Grumman Corp.	115,144	31,042,822
Raytheon Co.	210,178	38,269,210
Spirit AeroSystems Holdings Inc., Class A	76,654	7,016,141
Teledyne Technologies Inc.(b)	25,571	6,060,583
Textron Inc.	176,314	8,932,067
TransDigm Group Inc.(b)	35,568	16,147,516
United Technologies Corp.	591,888	76,288,444

		475,092,261

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	99,619	8,665,857
Expeditors International of Washington Inc.	125,071	9,492,889
FedEx Corp.	178,911	32,456,244
United Parcel Service Inc., Class B	505,763	56,513,958
XPO Logistics Inc.(a)(b)	90,696	4,874,003

		112,002,951

Airlines — 0.4%
Alaska Air Group Inc.	86,444	4,851,237
American Airlines Group Inc.	303,850	9,650,276
Copa Holdings SA, Class A, NVS	23,696	1,910,134
Delta Air Lines Inc.	467,928	24,168,481
JetBlue Airways Corp.(b)	217,811	3,563,388
Southwest Airlines Co.	370,837	19,250,149
United Continental Holdings Inc.(b)	178,228	14,219,030

		77,612,695

Auto Components — 0.2%
Adient PLC	67,653	876,783
Aptiv PLC	190,272	15,124,721
BorgWarner Inc.	155,177	5,960,349
Garrett Motion Inc.(b)	53,761	791,899
Gentex Corp.	192,920	3,989,586
Goodyear Tire & Rubber Co. (The)	171,821	3,118,551
Lear Corp.	45,238	6,139,249
Visteon Corp.(a)(b)	20,617	1,388,555

		37,389,693

Automobiles — 0.5%
Ford Motor Co.	2,860,284	25,113,294
General Motors Co.	958,370	35,555,527
Harley-Davidson Inc.	115,577	4,121,476
Tesla Inc.(a)(b)	100,426	28,105,220
Thor Industries Inc.	37,303	2,326,588

		95,222,105

Banks — 5.3%
Associated Banc-Corp.	121,738	2,599,106
Bank of America Corp.	6,591,485	181,859,071
Bank of Hawaii Corp.	30,193	2,381,322

Security	Shares	Value

Banks (continued)
Bank OZK	89,743	$2,600,752
BankUnited Inc.	69,344	2,316,090
BB&T Corp.	561,146	26,110,123
BOK Financial Corp.	23,146	1,887,556
CIT Group Inc.	72,810	3,492,696
Citigroup Inc.	1,733,174	107,838,086
Citizens Financial Group Inc.	343,058	11,149,385
Comerica Inc.	117,082	8,584,452
Commerce Bancshares Inc.	73,780	4,283,667
Cullen/Frost Bankers Inc.	40,697	3,950,458
East West Bancorp. Inc.	105,056	5,039,536
Fifth Third Bancorp.	559,091	14,100,275
First Citizens BancShares Inc./NC, Class A	5,763	2,346,694
First Hawaiian Inc.	95,883	2,497,752
First Horizon National Corp.	233,048	3,258,011
First Republic Bank/CA(a)	118,584	11,912,949
FNB Corp.	228,753	2,424,782
Huntington Bancshares Inc./OH	766,369	9,717,559
JPMorgan Chase & Co.	2,420,133	244,990,064
KeyCorp	736,126	11,593,984
M&T Bank Corp.	100,548	15,788,047
PacWest Bancorp.	88,736	3,337,361
People’s United Financial Inc.	282,583	4,645,665
Pinnacle Financial Partners Inc.	54,627	2,988,097
PNC Financial Services Group Inc. (The)	332,821	40,823,824
Popular Inc.	72,036	3,755,237
Prosperity Bancshares Inc.	47,283	3,265,364
Regions Financial Corp.	750,883	10,624,994
Signature Bank/New York NY	37,701	4,828,367
Sterling Bancorp./DE	160,337	2,987,078
SunTrust Banks Inc.	329,057	19,496,627
SVB Financial Group(b)	38,745	8,615,338
Synovus Financial Corp.	115,975	3,984,901
TCF Financial Corp.	117,777	2,436,806
Texas Capital Bancshares Inc.(a)(b)	35,477	1,936,689
U.S. Bancorp.	1,107,974	53,393,267
Umpqua Holdings Corp.	158,121	2,608,997
Webster Financial Corp.	68,461	3,468,919
Wells Fargo & Co.	3,019,985	145,925,675
Western Alliance Bancorp.(a)(b)	72,191	2,962,719
Wintrust Financial Corp.	40,333	2,715,621
Zions Bancorp. N.A.	135,015	6,131,031

		1,013,654,994

Beverages — 1.6%
Brown-Forman Corp., Class A	38,638	1,977,107
Brown-Forman Corp., Class B, NVS	203,589	10,745,427
Coca-Cola Co. (The)	2,798,437	131,134,758
Constellation Brands Inc., Class A	113,095	19,828,946
Keurig Dr Pepper Inc.	131,753	3,685,131
Molson Coors Brewing Co., Class B	128,048	7,638,063
Monster Beverage Corp.(b)	292,582	15,969,126
PepsiCo Inc.	1,036,027	126,965,109

		317,943,667

Biotechnology — 2.5%
AbbVie Inc.	1,108,208	89,310,483
Agios Pharmaceuticals Inc.(a)(b)	36,284	2,446,993
Alexion Pharmaceuticals Inc.(b)	157,086	21,234,885
Alkermes PLC(b)	112,346	4,099,506
Alnylam Pharmaceuticals Inc.(a)(b)	68,395	6,391,513

S C H E D U L E S O F I N V E S T M E N T S	1

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Amgen Inc.	460,905	$87,562,732
Biogen Inc.(b)	143,419	33,901,383
BioMarin Pharmaceutical Inc.(b)	128,492	11,413,944
Bluebird Bio Inc.(a)(b)	39,771	6,257,171
Celgene Corp.(b)	513,702	48,462,647
Exact Sciences Corp.(b)	88,250	7,644,215
Exelixis Inc.(b)	214,500	5,105,100
Gilead Sciences Inc.	934,540	60,754,445
Incyte Corp.(b)	127,352	10,953,546
Ionis Pharmaceuticals Inc.(a)(b)	91,310	7,411,633
Moderna Inc.(a)(b)	19,498	396,784
Neurocrine Biosciences Inc.(b)	65,502	5,770,726
Regeneron Pharmaceuticals Inc.(b)	59,006	24,229,044
Sage Therapeutics Inc.(a)(b)	35,334	5,619,873
Sarepta Therapeutics Inc.(a)(b)	49,154	5,858,665
Seattle Genetics Inc.(b)	80,162	5,871,065
United Therapeutics Corp.(b)	30,898	3,626,498
Vertex Pharmaceuticals Inc.(b)	185,926	34,201,088

		488,523,939

Building Products — 0.4%
Allegion PLC	69,760	6,327,930
AO Smith Corp.	103,339	5,510,036
Armstrong World Industries Inc.	32,546	2,584,803
Fortune Brands Home & Security Inc.	105,190	5,008,096
Johnson Controls International PLC	665,367	24,578,657
Lennox International Inc.	26,258	6,942,615
Masco Corp.	213,197	8,380,774
Owens Corning	78,892	3,717,391
Resideo Technologies Inc.(b)	90,618	1,748,021
USG Corp.	60,676	2,627,271

		67,425,594

Capital Markets — 2.6%
Affiliated Managers Group Inc.	38,885	4,164,972
Ameriprise Financial Inc.	99,641	12,764,012
Bank of New York Mellon Corp. (The)	649,756	32,767,195
BGC Partners Inc., Class A	188,001	998,285
BlackRock Inc.(c)	88,459	37,804,723
Cboe Global Markets Inc.	81,798	7,806,801
Charles Schwab Corp. (The)	879,189	37,594,122
CME Group Inc.	258,113	42,480,238
E*TRADE Financial Corp.	179,390	8,329,078
Eaton Vance Corp., NVS	84,037	3,387,531
Evercore Inc., Class A	28,868	2,626,988
FactSet Research Systems Inc.	27,316	6,781,743
Franklin Resources Inc.	221,772	7,349,524
Goldman Sachs Group Inc. (The)	255,212	48,998,152
Interactive Brokers Group Inc., Class A	54,766	2,841,260
Intercontinental Exchange Inc.	411,646	31,342,726
Invesco Ltd.	292,349	5,645,259
Lazard Ltd., Class A	85,465	3,088,705
Legg Mason Inc.	62,760	1,717,741
LPL Financial Holdings Inc.	61,489	4,282,709
MarketAxess Holdings Inc.	26,628	6,552,618
Moody’s Corp.	122,108	22,112,538
Morgan Stanley	887,446	37,450,221
Morningstar Inc.	13,144	1,656,013
MSCI Inc.	60,019	11,934,178
Nasdaq Inc.	84,421	7,385,993
Northern Trust Corp.	148,080	13,387,913

Security	Shares	Value

Capital Markets (continued)
Raymond James Financial Inc.	92,411	$7,430,769
S&P Global Inc.	181,457	38,205,771
SEI Investments Co.	95,098	4,968,871
State Street Corp.	275,300	18,117,493
T Rowe Price Group Inc.	169,493	16,969,639
TD Ameritrade Holding Corp.	202,787	10,137,322
Virtu Financial Inc., Class A	28,333	672,909

		499,754,012

Chemicals — 2.0%
Air Products & Chemicals Inc.	160,665	30,680,588
Albemarle Corp.	77,555	6,357,959
Ashland Global Holdings Inc.	46,065	3,599,058
Axalta Coating Systems Ltd.(b)	150,933	3,805,021
Cabot Corp.	42,943	1,787,717
Celanese Corp.	93,017	9,172,406
CF Industries Holdings Inc.	169,225	6,917,918
Chemours Co. (The)	123,243	4,579,710
DowDuPont Inc.	1,660,080	88,498,865
Eastman Chemical Co.	101,197	7,678,828
Ecolab Inc.	186,394	32,905,997
Element Solutions Inc.(a)(b)	159,058	1,606,486
FMC Corp.	98,941	7,600,648
Huntsman Corp.	156,463	3,518,853
International Flavors & Fragrances Inc.	73,179	9,424,723
Linde PLC	402,596	70,828,714
LyondellBasell Industries NV, Class A	225,601	18,968,532
Mosaic Co. (The)	254,380	6,947,118
NewMarket Corp.	5,319	2,306,106
Olin Corp.	124,384	2,878,246
PPG Industries Inc.	177,299	20,011,738
RPM International Inc.	94,921	5,509,215
Scotts Miracle-Gro Co. (The)	29,630	2,328,325
Sherwin-Williams Co. (The)	60,743	26,162,617
Valvoline Inc.	135,889	2,522,100
Westlake Chemical Corp.	26,952	1,828,963
WR Grace & Co.	49,415	3,856,347

		382,282,798

Commercial Services & Supplies — 0.4%
ADT Inc.(a)	76,218	487,033
Cintas Corp.	62,202	12,571,646
Clean Harbors Inc.(b)	36,899	2,639,386
Copart Inc.(a)(b)	149,297	9,045,905
KAR Auction Services Inc.	97,301	4,992,515
Republic Services Inc.	158,632	12,750,840
Rollins Inc.	106,321	4,425,080
Stericycle Inc.(b)	61,324	3,337,252
Waste Management Inc.	312,388	32,460,237

		82,709,894

Communications Equipment — 1.2%
Arista Networks Inc.(b)	41,855	13,161,723
ARRIS International PLC(b)	118,539	3,747,018
Cisco Systems Inc.	3,316,553	179,060,696
CommScope Holding Co. Inc.(b)	136,071	2,956,823
EchoStar Corp., Class A(b)	34,786	1,267,950
F5 Networks Inc.(b)	43,162	6,773,413
Juniper Networks Inc.	248,909	6,588,621
Motorola Solutions Inc.	117,933	16,560,152
Ubiquiti Networks Inc.(a)	10,949	1,639,175

		231,755,571

2	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.1%
AECOM(a)(b)	112,145	$3,327,342
Arcosa Inc.	34,586	1,056,602
Fluor Corp.	100,596	3,701,933
Jacobs Engineering Group Inc.	92,523	6,956,804
Quanta Services Inc.	106,916	4,035,010
Valmont Industries Inc.	15,669	2,038,537

		21,116,228

Construction Materials — 0.1%
Eagle Materials Inc.	32,688	2,755,598
Martin Marietta Materials Inc.	45,635	9,180,849
Vulcan Materials Co.	96,451	11,419,799

		23,356,246

Consumer Finance — 0.7%
Ally Financial Inc.	294,541	8,096,932
American Express Co.	510,929	55,844,540
Capital One Financial Corp.	341,428	27,891,253
Credit Acceptance Corp.(a)(b)	8,007	3,618,604
Discover Financial Services	240,732	17,130,489
Navient Corp.	173,198	2,003,901
OneMain Holdings Inc.	56,734	1,801,304
Santander Consumer USA Holdings Inc.	83,387	1,761,967
SLM Corp.	319,737	3,168,594
Synchrony Financial	525,234	16,754,965

		138,072,549

Containers & Packaging — 0.4%
AptarGroup Inc.	45,565	4,847,660
Ardagh Group SA	13,271	172,523
Avery Dennison Corp.	62,531	7,066,003
Ball Corp.	245,362	14,196,645
Bemis Co. Inc.	65,632	3,641,263
Berry Global Group Inc.(b)	95,839	5,162,847
Crown Holdings Inc.(b)	95,515	5,212,254
Graphic Packaging Holding Co.	222,798	2,813,939
International Paper Co.	300,570	13,907,374
Owens-Illinois Inc.	114,309	2,169,585
Packaging Corp. of America	67,631	6,721,169
Sealed Air Corp.	115,648	5,326,747
Silgan Holdings Inc.	57,781	1,712,051
Sonoco Products Co.	70,363	4,329,435
Westrock Co.	182,085	6,982,960

		84,262,455

Distributors — 0.1%
Genuine Parts Co.	103,949	11,645,406
LKQ Corp.(b)	229,776	6,521,043
Pool Corp.	29,272	4,829,002

		22,995,451

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(b)	41,249	5,243,160
frontdoor Inc.(a)(b)	60,358	2,077,522
Graham Holdings Co., Class B	3,084	2,106,927
Grand Canyon Education Inc.(b)	33,954	3,888,073
H&R Block Inc.	151,401	3,624,540
Service Corp. International/U.S.	127,991	5,138,839
ServiceMaster Global Holdings Inc.(a)(b)	98,504	4,600,137

		26,679,198

Diversified Financial Services — 1.5%
AXA Equitable Holdings Inc.	173,677	3,497,855
Berkshire Hathaway Inc., Class B(b)	1,416,780	284,616,934

Security	Shares	Value

Diversified Financial Services (continued)
Jefferies Financial Group Inc.	198,182	$3,723,840
Voya Financial Inc.	110,417	5,516,433

		297,355,062

Diversified Telecommunication Services — 1.9%
AT&T Inc.	5,316,140	166,714,150
CenturyLink Inc.	691,778	8,294,418
Verizon Communications Inc.	3,025,368	178,890,010
Zayo Group Holdings Inc.(b)	163,994	4,660,710

		358,559,288

Electric Utilities — 1.9%
Alliant Energy Corp.	171,110	8,064,414
American Electric Power Co. Inc.	361,568	30,281,320
Avangrid Inc.	42,432	2,136,451
Duke Energy Corp.	520,612	46,855,080
Edison International	231,823	14,354,480
Entergy Corp.	133,032	12,721,850
Evergy Inc.	190,705	11,070,425
Eversource Energy	232,541	16,498,784
Exelon Corp.	705,827	35,383,108
FirstEnergy Corp.	356,767	14,845,075
Hawaiian Electric Industries Inc.	80,319	3,274,606
NextEra Energy Inc.	348,706	67,411,844
OGE Energy Corp.	144,888	6,247,571
PG&E Corp.(b)	372,863	6,636,962
Pinnacle West Capital Corp.	82,226	7,859,161
PPL Corp.	529,526	16,807,155
Southern Co. (The)	751,199	38,821,964
Xcel Energy Inc.	372,730	20,951,153

		360,221,403

Electrical Equipment — 0.5%
Acuity Brands Inc.	29,565	3,548,096
AMETEK Inc.	166,159	13,786,212
Eaton Corp. PLC	320,259	25,800,065
Emerson Electric Co.	447,612	30,647,994
GrafTech International Ltd.	44,199	565,305
Hubbell Inc.	40,490	4,777,010
nVent Electric PLC	120,067	3,239,408
Regal Beloit Corp.	31,499	2,578,823
Rockwell Automation Inc.	88,374	15,506,102
Sensata Technologies Holding PLC(b)	120,162	5,409,693

		105,858,708

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	216,488	20,445,127
Arrow Electronics Inc.(b)	61,933	4,772,557
Avnet Inc.	80,120	3,474,804
CDW Corp./DE	106,801	10,292,412
Cognex Corp.	121,867	6,198,156
Coherent Inc.(a)(b)	17,515	2,482,226
Corning Inc.	577,386	19,111,477
Dolby Laboratories Inc., Class A	44,750	2,817,907
FLIR Systems Inc.	96,802	4,605,839
IPG Photonics Corp.(a)(b)	26,811	4,069,374
Jabil Inc.	108,256	2,878,527
Keysight Technologies Inc.(b)	137,219	11,965,497
Littelfuse Inc.	17,364	3,168,583
National Instruments Corp.	80,845	3,586,284
Trimble Inc.(b)	182,686	7,380,514
Zebra Technologies Corp., Class A(b)	38,215	8,007,189

		115,256,473

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 0.5%
Apergy Corp.(b)	55,621	$2,283,798
Baker Hughes a GE Co.	372,827	10,334,765
Halliburton Co.	640,433	18,764,687
Helmerich & Payne Inc.	79,011	4,389,851
Nabors Industries Ltd.	252,877	869,897
National Oilwell Varco Inc.	277,011	7,379,573
Patterson-UTI Energy Inc.	158,163	2,217,445
RPC Inc.	41,498	473,492
Schlumberger Ltd.	1,014,809	44,215,228
Transocean Ltd.(a)(b)	374,105	3,258,455
Weatherford International PLC(b)	716,848	500,360

		94,687,551

Entertainment — 1.7%
Activision Blizzard Inc.	551,852	25,125,822
Cinemark Holdings Inc.	79,067	3,161,889
Electronic Arts Inc.(b)	216,418	21,994,561
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	17,650	600,806
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	142,092	4,980,325
Lions Gate Entertainment Corp., Class A	32,020	500,793
Lions Gate Entertainment Corp., Class B, NVS	75,000	1,132,500
Live Nation Entertainment Inc.(b)	100,596	6,391,870
Madison Square Garden Co. (The), Class A(b)	13,346	3,912,113
Netflix Inc.(b)	304,713	108,648,467
Take-Two Interactive Software Inc.(b)	81,719	7,711,822
Viacom Inc., Class A(a)	7,063	229,195
Viacom Inc., Class B, NVS	254,759	7,151,085
Walt Disney Co. (The)	1,276,801	141,763,215
Zynga Inc., Class A(b)	562,701	2,999,196

		336,303,659

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities Inc.	81,206	11,576,727
American Campus Communities Inc.	100,315	4,772,988
American Homes 4 Rent, Class A	186,128	4,228,828
American Tower Corp.	320,278	63,113,983
Apartment Investment & Management Co., Class A	112,122	5,638,615
Apple Hospitality REIT Inc.	159,802	2,604,773
AvalonBay Communities Inc.	101,129	20,299,624
Boston Properties Inc.	112,269	15,030,574
Brandywine Realty Trust	132,020	2,093,837
Brixmor Property Group Inc.	219,498	4,032,178
Brookfield Property REIT Inc., Class A	91,349	1,871,741
Camden Property Trust	65,121	6,609,781
Colony Capital Inc.	349,870	1,861,308
Columbia Property Trust Inc.	88,033	1,981,623
CoreSite Realty Corp.	26,069	2,789,904
Corporate Office Properties Trust.	75,285	2,055,281
Crown Castle International Corp.	302,987	38,782,336
CubeSmart	136,859	4,384,962
CyrusOne Inc.	74,558	3,909,822
Digital Realty Trust Inc.	150,823	17,947,937
Douglas Emmett Inc.	116,310	4,701,250
Duke Realty Corp.	262,460	8,026,027
Empire State Realty Trust Inc., Class A	104,280	1,647,624
EPR Properties	52,992	4,075,085
Equinix Inc.	60,655	27,486,420
Equity Commonwealth	85,680	2,800,879
Equity LifeStyle Properties Inc.	62,049	7,092,201

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential	261,178	$19,671,927
Essex Property Trust Inc.	48,321	13,976,366
Extra Space Storage Inc.	88,991	9,069,073
Federal Realty Investment Trust	52,952	7,299,433
Gaming and Leisure Properties Inc.	144,650	5,579,150
HCP Inc.	350,155	10,959,851
Healthcare Trust of America Inc., Class A	152,495	4,359,832
Highwoods Properties Inc.	75,859	3,548,684
Hospitality Properties Trust	116,446	3,063,694
Host Hotels & Resorts Inc.	537,603	10,160,697
Hudson Pacific Properties Inc.	111,209	3,827,814
Invitation Homes Inc.	249,581	6,072,306
Iron Mountain Inc.	204,639	7,256,499
JBG SMITH Properties	78,649	3,252,136
Kilroy Realty Corp.	72,996	5,544,776
Kimco Realty Corp.	294,462	5,447,547
Lamar Advertising Co., Class A	62,542	4,957,079
Liberty Property Trust	107,802	5,219,773
Life Storage Inc.	32,483	3,159,621
Macerich Co. (The)	100,684	4,364,651
Medical Properties Trust Inc.	268,427	4,968,584
Mid-America Apartment Communities Inc.	82,618	9,032,626
National Retail Properties Inc.	114,083	6,319,057
Omega Healthcare Investors Inc.	143,172	5,462,012
Outfront Media Inc.	97,385	2,278,809
Paramount Group Inc.	154,590	2,193,632
Park Hotels & Resorts Inc.	144,708	4,497,525
Prologis Inc.	457,897	32,945,689
Public Storage	108,734	23,680,091
Rayonier Inc.	92,188	2,905,766
Realty Income Corp.	216,818	15,949,132
Regency Centers Corp.	110,016	7,424,980
Retail Properties of America Inc., Class A	151,161	1,842,653
Retail Value Inc.	11,162	347,920
SBA Communications Corp.(b)	82,106	16,393,284
Senior Housing Properties Trust	173,749	2,046,763
Simon Property Group Inc.	225,487	41,085,986
SITE Centers Corp.	118,444	1,613,207
SL Green Realty Corp.	59,523	5,352,308
Spirit Realty Capital Inc.	61,191	2,431,118
STORE Capital Corp.	141,095	4,726,682
Sun Communities Inc.	60,946	7,223,320
Taubman Centers Inc.	42,341	2,238,992
UDR Inc.	198,719	9,033,766
Uniti Group Inc.	117,457	1,314,344
Ventas Inc.	261,342	16,676,233
VEREIT Inc.	699,299	5,853,133
VICI Properties Inc.	297,793	6,515,711
Vornado Realty Trust	126,100	8,504,184
Weingarten Realty Investors	87,440	2,568,113
Welltower Inc.	272,711	21,162,374
Weyerhaeuser Co.	545,524	14,369,102
WP Carey Inc.	117,217	9,181,608

		706,345,921

Food & Staples Retailing — 1.4%
Casey’s General Stores Inc.	26,963	3,472,025
Costco Wholesale Corp.	319,130	77,274,138
Kroger Co. (The)	582,236	14,323,006
Sprouts Farmers Market Inc.(a)(b)	90,678	1,953,204
Sysco Corp.	342,977	22,897,145

4	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
U.S. Foods Holding Corp.(b)	156,182	$5,452,314
Walgreens Boots Alliance Inc.	593,652	37,560,362
Walmart Inc.	1,027,417	100,203,980

		263,136,174

Food Products — 1.1%
Archer-Daniels-Midland Co.	406,166	17,517,940
Bunge Ltd.	103,439	5,489,508
Campbell Soup Co.	127,577	4,864,511
Conagra Brands Inc.	349,798	9,703,397
Flowers Foods Inc.	132,537	2,825,689
General Mills Inc.	431,455	22,327,796
Hain Celestial Group Inc. (The)(a)(b)	64,984	1,502,430
Hershey Co. (The)	102,983	11,825,538
Hormel Foods Corp.	198,990	8,906,792
Ingredion Inc.	48,372	4,580,345
JM Smucker Co. (The)	80,127	9,334,796
Kellogg Co.	180,488	10,356,401
Kraft Heinz Co. (The)	443,461	14,479,002
Lamb Weston Holdings Inc.	106,659	7,993,025
McCormick & Co. Inc./MD, NVS	90,215	13,589,085
Mondelez International Inc., Class A	1,045,145	52,173,638
Pilgrim’s Pride Corp.(b)	35,795	797,871
Post Holdings Inc.(b)	47,033	5,145,410
Seaboard Corp.	206	882,648
TreeHouse Foods Inc.(a)(b)	38,511	2,485,885
Tyson Foods Inc., Class A	212,216	14,734,157

		221,515,864

Gas Utilities — 0.1%
Atmos Energy Corp.	83,300	8,574,069
National Fuel Gas Co.	60,505	3,688,385
UGI Corp.	125,146	6,935,591

		19,198,045

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,251,206	100,021,408
ABIOMED Inc.(b)	30,902	8,825,302
Align Technology Inc.(b)	58,241	16,559,664
Baxter International Inc.	365,780	29,741,572
Becton Dickinson and Co.	193,427	48,304,525
Boston Scientific Corp.(b)	1,008,393	38,702,123
Cantel Medical Corp.	26,484	1,771,515
Cooper Companies Inc. (The)	35,054	10,381,943
Danaher Corp.	458,521	60,533,942
DENTSPLY SIRONA Inc.	158,596	7,864,776
DexCom Inc.(b)	64,089	7,633,000
Edwards Lifesciences Corp.(b)	153,455	29,360,545
Hill-Rom Holdings Inc.	48,051	5,086,679
Hologic Inc.(a)(b)	195,106	9,443,130
ICU Medical Inc.(b)	11,183	2,676,427
IDEXX Laboratories Inc.(b)	63,120	14,113,632
Insulet Corp.(a)(b)	42,110	4,004,240
Integra LifeSciences Holdings Corp.(b)	52,125	2,904,405
Intuitive Surgical Inc.(b)	82,900	47,301,082
Masimo Corp.(b)	34,111	4,716,869
Medtronic PLC	990,456	90,210,732
Penumbra Inc.(a)(b)	22,074	3,245,099
ResMed Inc.	102,124	10,617,832
STERIS PLC(b)	61,192	7,834,412
Stryker Corp.	249,385	49,258,525
Teleflex Inc.	33,494	10,120,547

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(b)	66,444	$9,416,444
West Pharmaceutical Services Inc.	53,850	5,934,270
Zimmer Biomet Holdings Inc.	149,177	19,049,903

		655,634,543

Health Care Providers & Services — 2.6%
Acadia Healthcare Co. Inc.(a)(b)	62,485	1,831,435
AmerisourceBergen Corp.	111,726	8,884,452
Anthem Inc.	190,542	54,681,743
Cardinal Health Inc.	216,336	10,416,578
Centene Corp.(b)	296,216	15,729,070
Chemed Corp.	11,511	3,684,326
Cigna Corp.	272,744	43,862,690
Covetrus Inc.(b)	44,083	1,404,044
CVS Health Corp.	938,004	50,586,556
DaVita Inc.(b)	93,735	5,088,873
Encompass Health Corp.	70,447	4,114,105
HCA Healthcare Inc.	199,996	26,075,478
Henry Schein Inc.(b)	110,213	6,624,903
Humana Inc.	99,165	26,377,890
Laboratory Corp. of America Holdings(a)(b)	73,838	11,295,737
McKesson Corp.	140,041	16,393,199
MEDNAX Inc.(b)	64,530	1,753,280
Molina Healthcare Inc.(b)	44,257	6,282,724
Premier Inc., Class A(a)(b)	36,976	1,275,302
Quest Diagnostics Inc.	99,413	8,939,217
UnitedHealth Group Inc.	699,068	172,851,554
Universal Health Services Inc., Class B	61,378	8,210,535
WellCare Health Plans Inc.(b)	36,013	9,714,507

		496,078,198

Health Care Technology — 0.1%
Cerner Corp.(b)	225,769	12,916,245
Veeva Systems Inc., Class A(b)	90,869	11,527,641

		24,443,886

Hotels, Restaurants & Leisure — 2.0%
Aramark	175,343	5,181,386
Caesars Entertainment Corp.(a)(b)	427,045	3,711,021
Carnival Corp.	291,855	14,802,886
Chipotle Mexican Grill Inc.(b)	17,845	12,675,482
Choice Hotels International Inc.	25,610	1,990,921
Darden Restaurants Inc.	90,411	10,982,224
Domino’s Pizza Inc.	30,405	7,847,531
Dunkin’ Brands Group Inc.	59,714	4,484,521
Extended Stay America Inc.	136,802	2,455,596
Hilton Grand Vacations Inc.(b)	70,737	2,182,237
Hilton Worldwide Holdings Inc.	201,739	16,766,528
Hyatt Hotels Corp., Class A	28,123	2,040,886
International Game Technology PLC	69,382	901,272
Las Vegas Sands Corp.	260,618	15,887,273
Marriott International Inc./MD, Class A	206,429	25,822,204
McDonald’s Corp.	568,326	107,925,107
MGM Resorts International	363,122	9,317,711
Norwegian Cruise Line Holdings Ltd.(b)	161,483	8,875,106
Royal Caribbean Cruises Ltd.	121,481	13,924,152
Six Flags Entertainment Corp.	51,385	2,535,850
Starbucks Corp.	882,154	65,579,328
Vail Resorts Inc.	28,847	6,268,453
Wendy’s Co. (The)	140,951	2,521,613
Wyndham Destinations Inc.	70,744	2,864,425
Wyndham Hotels & Resorts Inc.	71,493	3,573,935

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.	75,738	$9,037,058
Yum China Holdings Inc.	264,351	11,872,003
Yum! Brands Inc.	223,733	22,330,791

		394,357,500

Household Durables — 0.3%
DR Horton Inc.	247,500	10,241,550
Garmin Ltd.	82,108	7,090,026
Leggett & Platt Inc.	93,893	3,964,163
Lennar Corp., Class A	203,652	9,997,277
Lennar Corp., Class B	11,178	437,283
Mohawk Industries Inc.(b)	45,725	5,768,209
Newell Brands Inc.	315,801	4,844,387
NVR Inc.(b)	2,258	6,247,886
PulteGroup Inc.	186,715	5,220,551
Tempur Sealy International Inc.(b)	32,702	1,885,924
Toll Brothers Inc.	97,849	3,542,134
Whirlpool Corp.	45,680	6,070,415

		65,309,805

Household Products — 1.5%
Church & Dwight Co. Inc.	178,335	12,702,802
Clorox Co. (The)	94,189	15,113,567
Colgate-Palmolive Co.	623,831	42,757,377
Energizer Holdings Inc.	47,719	2,144,014
Kimberly-Clark Corp.	251,232	31,127,645
Procter & Gamble Co. (The)	1,821,680	189,545,804
Spectrum Brands Holdings Inc.	30,031	1,645,098

		295,036,307

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	486,888	8,802,935
NRG Energy Inc.	210,153	8,927,300
Vistra Energy Corp.	286,904	7,468,111

		25,198,346

Industrial Conglomerates — 1.4%
3M Co.	409,116	85,006,122
Carlisle Companies Inc.	42,459	5,206,323
General Electric Co.(a)	6,295,260	62,889,647
Honeywell International Inc.	532,038	84,551,479
Roper Technologies Inc.	74,204	25,375,542

		263,029,113

Insurance — 2.6%
Aflac Inc.	546,281	27,314,050
Alleghany Corp.(b)	10,478	6,416,727
Allstate Corp. (The)	242,909	22,877,170
American Financial Group Inc./OH	48,182	4,635,590
American International Group Inc.	650,561	28,013,157
American National Insurance Co.	5,286	638,655
Aon PLC	175,734	29,997,794
Arch Capital Group Ltd.(b)	284,662	9,200,276
Arthur J Gallagher & Co.	131,029	10,233,365
Assurant Inc.	43,549	4,133,236
Assured Guaranty Ltd.	75,186	3,340,514
Athene Holding Ltd., Class A(b)	114,310	4,663,848
Axis Capital Holdings Ltd.	60,542	3,316,491
Brighthouse Financial Inc.(b)	86,792	3,149,682
Brown & Brown Inc.	170,241	5,023,812
Chubb Ltd.	335,633	47,015,471
Cincinnati Financial Corp.	112,595	9,671,910
CNA Financial Corp.	19,503	845,455
Erie Indemnity Co., Class A, NVS	18,470	3,297,264

Security	Shares	Value

Insurance (continued)
Everest Re Group Ltd.	29,737	$6,422,002
Fidelity National Financial Inc.	191,147	6,986,423
First American Financial Corp.	79,207	4,079,160
Hanover Insurance Group Inc. (The)	31,301	3,573,635
Hartford Financial Services Group Inc. (The)	261,507	13,002,128
Lincoln National Corp.	156,177	9,167,590
Loews Corp.	202,596	9,710,426
Markel Corp.(b)	9,995	9,957,419
Marsh & McLennan Companies Inc.	371,089	34,845,257
Mercury General Corp.	19,232	962,946
MetLife Inc.	595,049	25,331,236
Old Republic International Corp.	203,759	4,262,638
Principal Financial Group Inc.	199,897	10,032,830
Progressive Corp. (The)	424,897	30,630,825
Prudential Financial Inc.	302,624	27,805,093
Reinsurance Group of America Inc.	45,418	6,448,448
RenaissanceRe Holdings Ltd.	29,352	4,212,012
Torchmark Corp.	75,841	6,215,170
Travelers Companies Inc. (The)	193,937	26,600,399
Unum Group	145,776	4,931,602
White Mountains Insurance Group Ltd.	2,191	2,027,727
Willis Towers Watson PLC	94,682	16,630,893
WR Berkley Corp.	68,686	5,819,078

		493,439,404

Interactive Media & Services — 4.4%
Alphabet Inc., Class A(b)	218,485	257,132,812
Alphabet Inc., Class C, NVS(b)	222,694	261,289,097
Facebook Inc., Class A(b)	1,739,121	289,894,080
IAC/InterActiveCorp.(b)	54,498	11,450,575
Match Group Inc.	37,372	2,115,629
TripAdvisor Inc.(b)	74,651	3,840,794
Twitter Inc.(b)	525,397	17,275,053
Zillow Group Inc., Class A(b)	40,102	1,371,488
Zillow Group Inc., Class C, NVS(a)(b)	87,673	3,045,760

		847,415,288

Internet & Direct Marketing Retail — 3.3%
Amazon.com Inc.(b)	301,000	536,005,750
Booking Holdings Inc.(b)	33,877	59,112,316
eBay Inc.	630,440	23,414,541
Expedia Group Inc.	86,329	10,273,151
GrubHub Inc.(a)(b)	65,291	4,535,766
Qurate Retail Inc.(a)(b)	300,990	4,809,820
Wayfair Inc., Class A(a)(b)	41,762	6,199,569

		644,350,913

IT Services — 5.3%
Accenture PLC, Class A	469,645	82,666,913
Akamai Technologies Inc.(b)	114,952	8,243,208
Alliance Data Systems Corp.	34,682	6,068,656
Amdocs Ltd.	100,632	5,445,197
Automatic Data Processing Inc.	318,574	50,889,011
Black Knight Inc.(b)	104,198	5,678,791
Booz Allen Hamilton Holding Corp.	99,932	5,810,046
Broadridge Financial Solutions Inc.	85,282	8,842,891
Cognizant Technology Solutions Corp., Class A	420,957	30,498,335
Conduent Inc.(b)	141,624	1,958,660
CoreLogic Inc.(b)	58,293	2,171,997
DXC Technology Co.	196,255	12,621,159
EPAM Systems Inc.(a)(b)	37,960	6,420,175
Euronet Worldwide Inc.(a)(b)	36,332	5,180,580

6	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fidelity National Information Services Inc.	239,000	$27,030,900
First Data Corp., Class A(b)	398,320	10,463,866
Fiserv Inc.(a)(b)	292,014	25,778,996
FleetCor Technologies Inc.(b)	62,404	15,388,202
Gartner Inc.(b)	64,535	9,788,669
Genpact Ltd.	113,064	3,977,591
Global Payments Inc.	115,903	15,823,078
GoDaddy Inc., Class A(b)	122,506	9,211,226
International Business Machines Corp.	671,880	94,802,268
Jack Henry & Associates Inc.	56,397	7,824,520
Leidos Holdings Inc.	104,129	6,673,628
Mastercard Inc., Class A	664,582	156,475,832
Okta Inc.(b)	64,135	5,305,889
Paychex Inc.	235,496	18,886,779
PayPal Holdings Inc.(b)	858,388	89,135,010
Sabre Corp.	198,475	4,245,380
Square Inc., Class A(b)	214,552	16,074,236
Switch Inc., Class A	26,341	271,576
Total System Services Inc.	130,945	12,441,084
Twilio Inc., Class A(b)	63,955	8,261,707
VeriSign Inc.(b)	75,175	13,648,773
Visa Inc., Class A(a)	1,288,157	201,197,242
Western Union Co. (The)	325,796	6,017,452
WEX Inc.(b)	29,777	5,716,886
Worldpay Inc., Class A(b)	219,293	24,889,755

		1,021,826,164

Leisure Products — 0.1%
Brunswick Corp./DE	64,924	3,267,625
Hasbro Inc.	84,082	7,148,652
Mattel Inc.(a)(b)	252,364	3,280,732
Polaris Industries Inc.	41,852	3,533,564

		17,230,573

Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	234,019	18,810,447
Bio-Rad Laboratories Inc., Class A(b)	15,313	4,680,878
Bio-Techne Corp.	27,070	5,374,748
Bruker Corp.	72,874	2,801,277
Charles River Laboratories International Inc.(b)	34,644	5,032,041
Illumina Inc.(b)	107,520	33,405,389
IQVIA Holdings Inc.(b)	127,102	18,283,623
Mettler-Toledo International Inc.(b)	17,989	13,006,047
PerkinElmer Inc.(a)	79,368	7,647,900
PRA Health Sciences Inc.(b)	42,458	4,682,693
QIAGEN NV(a)(b)	162,971	6,629,660
Thermo Fisher Scientific Inc.	293,198	80,254,157
Waters Corp.(b)	55,099	13,868,969

		214,477,829

Machinery — 1.8%
AGCO Corp.	46,779	3,253,479
Allison Transmission Holdings Inc.	84,640	3,802,029
Caterpillar Inc.	418,456	56,696,603
Colfax Corp.(a)(b)	62,652	1,859,511
Crane Co.	36,187	3,062,144
Cummins Inc.	109,255	17,248,087
Deere & Co.	233,748	37,362,280
Donaldson Co. Inc.	92,059	4,608,474
Dover Corp.	104,791	9,829,396
Flowserve Corp.	94,743	4,276,699
Fortive Corp.	214,261	17,974,355

Security	Shares	Value

Machinery (continued)
Gardner Denver Holdings Inc.(b)	91,158	$2,535,104
Gates Industrial Corp. PLC(b)	32,152	461,060
Graco Inc.	121,038	5,993,802
IDEX Corp.	55,519	8,424,453
Illinois Tool Works Inc.	242,332	34,781,912
Ingersoll-Rand PLC	178,189	19,235,503
ITT Inc.	63,085	3,658,930
Lincoln Electric Holdings Inc.	45,555	3,820,698
Middleby Corp. (The)(a)(b)	39,848	5,181,435
Nordson Corp.	42,940	5,690,409
Oshkosh Corp.	50,137	3,766,793
PACCAR Inc.	247,672	16,876,370
Parker-Hannifin Corp.	94,116	16,152,188
Pentair PLC	115,586	5,144,733
Snap-on Inc.	40,749	6,378,033
Stanley Black & Decker Inc.	109,797	14,951,057
Terex Corp.	48,945	1,572,603
Timken Co. (The)	49,034	2,138,863
Toro Co. (The)	75,474	5,195,630
Trinity Industries Inc.	107,520	2,336,410
WABCO Holdings Inc.(b)	38,449	5,068,732
Wabtec Corp.(a)	96,337	7,101,964
Welbilt Inc.(a)(b)	96,614	1,582,537
Xylem Inc./NY	131,609	10,402,375

		348,424,651

Marine — 0.0%
Kirby Corp.(a)(b)	42,579	3,198,109

Media — 1.4%
AMC Networks Inc., Class A(a)(b)	31,883	1,809,679
Cable One Inc.	3,069	3,011,855
CBS Corp., Class B, NVS	237,171	11,272,738
Charter Communications Inc., Class A(b)	124,082	43,045,287
Comcast Corp., Class A	3,286,172	131,381,157
Discovery Inc., Class A(a)(b)	112,324	3,034,995
Discovery Inc., Class C, NVS(b)	248,665	6,321,064
DISH Network Corp., Class A(b)	164,502	5,213,068
Fox Corp., Class A(b)	258,210	9,478,889
Fox Corp., Class B(b)	121,161	4,347,257
GCI Liberty Inc., Class A(b)	73,300	4,076,213
Interpublic Group of Companies Inc. (The)	280,404	5,891,288
John Wiley & Sons Inc., Class A	31,034	1,372,323
Liberty Broadband Corp., Class A(a)(b)	18,532	1,698,272
Liberty Broadband Corp., Class C, NVS(a)(b)	76,697	7,036,183
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	59,822	2,284,004
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	122,458	4,682,794
News Corp., Class A, NVS	278,403	3,463,333
News Corp., Class B	83,442	1,042,191
Omnicom Group Inc.	161,900	11,817,081
Sirius XM Holdings Inc.(a)	1,204,940	6,832,010
Tribune Media Co., Class A	62,995	2,906,589

		272,018,270

Metals & Mining — 0.3%
Alcoa Corp.(b)	135,821	3,824,719
Freeport-McMoRan Inc.	1,058,545	13,644,645
Newmont Mining Corp.	388,324	13,890,350
Nucor Corp.	223,780	13,057,563
Reliance Steel & Aluminum Co.	49,481	4,466,155
Royal Gold Inc.	48,109	4,374,551

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Southern Copper Corp.	58,789	$2,332,748
Steel Dynamics Inc.	161,670	5,702,101
U.S. Steel Corp.	129,427	2,522,532

		63,815,364

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	388,796	6,998,328
Annaly Capital Management Inc.	1,004,898	10,038,931
Chimera Investment Corp.	131,860	2,471,056
MFA Financial Inc.	320,720	2,331,634
New Residential Investment Corp.	292,380	4,944,146
Starwood Property Trust Inc.	196,136	4,383,640
Two Harbors Investment Corp.	176,575	2,389,060

		33,556,795

Multi-Utilities — 1.0%
Ameren Corp.	177,149	13,029,309
CenterPoint Energy Inc.	363,678	11,164,915
CMS Energy Corp.	204,522	11,359,152
Consolidated Edison Inc.	228,249	19,357,798
Dominion Energy Inc.	553,723	42,448,405
DTE Energy Co.	131,839	16,445,597
MDU Resources Group Inc.	143,079	3,695,730
NiSource Inc.	272,291	7,803,860
Public Service Enterprise Group Inc.	369,661	21,961,560
Sempra Energy	200,549	25,241,097
WEC Energy Group Inc.	231,540	18,310,183

		190,817,606

Multiline Retail — 0.5%
Dollar General Corp.	193,747	23,114,017
Dollar Tree Inc.(b)	171,277	17,990,936
Kohl’s Corp.	119,091	8,189,888
Macy’s Inc.	223,397	5,368,230
Nordstrom Inc.	86,713	3,848,323
Target Corp.	385,290	30,923,375

		89,434,769

Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	370,468	16,848,885
Antero Resources Corp.(a)(b)	174,789	1,543,387
Apache Corp.	276,709	9,590,734
Cabot Oil & Gas Corp.	309,130	8,068,293
Centennial Resource Development Inc./DE, Class A(b)	132,238	1,162,372
Cheniere Energy Inc.(b)	169,907	11,614,843
Chesapeake Energy Corp.(b)	758,316	2,350,780
Chevron Corp.	1,393,072	171,598,609
Cimarex Energy Co.	72,091	5,039,161
CNX Resources Corp.(b)	149,442	1,609,490
Concho Resources Inc.	141,649	15,717,373
ConocoPhillips	834,008	55,661,694
Continental Resources Inc./OK(b)	65,413	2,928,540
Devon Energy Corp.	339,929	10,728,159
Diamondback Energy Inc.	113,992	11,573,608
EOG Resources Inc.	423,044	40,265,328
EQT Corp.	189,392	3,927,990
Equitrans Midstream Corp.(a)	152,085	3,312,411
Extraction Oil & Gas Inc.(b)	74,830	316,531
Exxon Mobil Corp.	3,098,448	250,354,598
Hess Corp.	190,888	11,497,184
HollyFrontier Corp.	116,837	5,756,559
Kinder Morgan Inc./DE	1,423,986	28,493,960

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Kosmos Energy Ltd.	194,062	$1,209,006
Marathon Oil Corp.	610,452	10,200,653
Marathon Petroleum Corp.	491,287	29,403,527
Murphy Oil Corp.	122,404	3,586,437
Noble Energy Inc.	352,129	8,708,150
Occidental Petroleum Corp.	550,961	36,473,618
ONEOK Inc.	298,356	20,837,183
Parsley Energy Inc., Class A(a)(b)	193,502	3,734,589
PBF Energy Inc., Class A	84,923	2,644,502
Phillips 66	301,155	28,660,921
Pioneer Natural Resources Co.	124,131	18,902,669
QEP Resources Inc.(b)	167,921	1,308,105
Range Resources Corp.(a)	151,629	1,704,310
SM Energy Co.	79,081	1,383,127
Targa Resources Corp.	165,344	6,870,043
Valero Energy Corp.	310,611	26,349,131
Whiting Petroleum Corp.(b)	64,039	1,673,979
Williams Companies Inc. (The)	870,910	25,012,535
WPX Energy Inc.(b)	289,186	3,791,229

		902,414,203

Paper & Forest Products — 0.0%
Domtar Corp.	46,218	2,294,724

Personal Products — 0.2%
Coty Inc., Class A(a)	341,258	3,924,467
Estee Lauder Companies Inc. (The), Class A	156,149	25,850,467
Herbalife Nutrition Ltd.(b)	78,458	4,157,489
Nu Skin Enterprises Inc., Class A	40,543	1,940,388

		35,872,811

Pharmaceuticals — 4.5%
Allergan PLC	247,954	36,302,945
Bristol-Myers Squibb Co.	1,197,913	57,152,429
Catalent Inc.(b)	107,007	4,343,414
Elanco Animal Health Inc.(b)	244,788	7,850,351
Eli Lilly & Co.	646,593	83,901,908
Jazz Pharmaceuticals PLC(b)	42,368	6,056,506
Johnson & Johnson	1,963,496	274,477,106
Merck & Co. Inc.	1,903,447	158,309,687
Mylan NV(b)	375,587	10,644,135
Nektar Therapeutics(b)	112,040	3,764,544
Perrigo Co. PLC	93,125	4,484,900
Pfizer Inc.	4,193,121	178,081,849
Zoetis Inc.	355,030	35,740,870

		861,110,644

Professional Services — 0.4%
CoStar Group Inc.(b)	26,097	12,172,163
Equifax Inc.	86,673	10,270,750
IHS Markit Ltd.(b)	283,549	15,419,395
ManpowerGroup Inc.	44,679	3,694,506
Nielsen Holdings PLC	259,701	6,147,123
Robert Half International Inc.	87,243	5,684,754
TransUnion(a)	133,031	8,891,792
Verisk Analytics Inc.	117,046	15,567,118

		77,847,601

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	232,738	11,508,894
Howard Hughes Corp. (The)(b)	28,085	3,089,350
Jones Lang LaSalle Inc.	33,025	5,091,795

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Realogy Holdings Corp.	87,836	$1,001,330

		20,691,369

Road & Rail — 1.1%
AMERCO	5,055	1,877,983
CSX Corp.	567,762	42,479,953
Genesee & Wyoming Inc., Class A(b)	43,178	3,762,531
JB Hunt Transport Services Inc.	63,093	6,390,690
Kansas City Southern.	73,357	8,507,945
Knight-Swift Transportation Holdings Inc.	92,966	3,038,129
Landstar System Inc.	29,631	3,241,335
Norfolk Southern Corp.	195,887	36,609,321
Old Dominion Freight Line Inc.(a)	47,505	6,859,247
Ryder System Inc.	37,774	2,341,610
Schneider National Inc., Class B	34,146	718,773
Union Pacific Corp.	528,849	88,423,553

		204,251,070

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices Inc.(b)	686,535	17,520,373
Analog Devices Inc.	270,567	28,482,588
Applied Materials Inc.	696,870	27,637,864
Broadcom Inc.	296,963	89,299,744
Cypress Semiconductor Corp.	258,032	3,849,838
First Solar Inc.(a)(b)	61,573	3,253,517
Intel Corp.	3,292,554	176,810,150
KLA-Tencor Corp.	119,084	14,219,821
Lam Research Corp.	111,437	19,948,337
Marvell Technology Group Ltd.	403,455	8,024,720
Maxim Integrated Products Inc.	197,968	10,525,959
Microchip Technology Inc.	169,634	14,072,837
Micron Technology Inc.(a)(b)	817,171	33,773,677
MKS Instruments Inc.	38,904	3,620,017
Monolithic Power Systems Inc.	29,300	3,969,857
NVIDIA Corp.	425,142	76,338,498
NXP Semiconductors NV	248,124	21,931,680
ON Semiconductor Corp.(a)(b)	300,357	6,178,344
Qorvo Inc.(b)	90,292	6,476,645
QUALCOMM Inc.	887,610	50,620,398
Skyworks Solutions Inc.	126,454	10,429,926
Teradyne Inc.	130,113	5,183,702
Texas Instruments Inc.	702,104	74,472,171
Universal Display Corp.(a)	31,421	4,802,700
Versum Materials Inc.	77,659	3,907,024
Xilinx Inc.	185,737	23,549,594

		738,899,981

Software — 6.8%
2U Inc.(a)(b)	38,799	2,748,909
Adobe Inc.(b)	359,831	95,891,363
ANSYS Inc.(b)	61,140	11,170,889
Aspen Technology Inc.(b)	51,391	5,358,026
Atlassian Corp. PLC, Class A(b)	73,662	8,278,872
Autodesk Inc.(b)	160,689	25,038,560
Cadence Design Systems Inc.(b)	204,499	12,987,731
CDK Global Inc.	90,176	5,304,152
Ceridian HCM Holding Inc.(b)	35,390	1,815,507
Citrix Systems Inc.	99,060	9,872,320
DocuSign Inc.(b)	57,267	2,968,721
Elastic NV(a)(b)	5,754	459,572
Fair Isaac Corp.(b)	21,037	5,714,280
FireEye Inc.(b)	145,284	2,439,318

Security	Shares	Value

Software (continued)
Fortinet Inc.(b)	102,510	$8,607,765
Guidewire Software Inc.(a)(b)	59,887	5,818,621
Intuit Inc.	180,890	47,286,455
LogMeIn Inc.	36,895	2,955,290
Manhattan Associates Inc.(a)(b)	46,567	2,566,307
Microsoft Corp.	5,543,028	653,744,722
Nuance Communications Inc.(b)	204,964	3,470,041
Nutanix Inc., Class A(b)	101,111	3,815,929
Oracle Corp.	1,764,849	94,790,040
Palo Alto Networks Inc.(b)	66,770	16,217,098
Paycom Software Inc.(a)(b)	35,433	6,701,443
Pegasystems Inc.	27,104	1,761,760
Pluralsight Inc., Class A(b)	37,617	1,193,964
Proofpoint Inc.(b)	36,193	4,394,916
PTC Inc.(b)	84,598	7,798,244
RealPage Inc.(b)	53,433	3,242,849
Red Hat Inc.(b)	129,716	23,699,113
RingCentral Inc., Class A(b)	50,141	5,405,200
salesforce.com Inc.(b)	531,607	84,190,601
ServiceNow Inc.(b)	129,988	32,040,742
SolarWinds Corp.(a)(b)	17,883	349,076
Splunk Inc.(b)	106,320	13,247,472
SS&C Technologies Holdings Inc.	156,571	9,972,007
Symantec Corp.	461,368	10,606,850
Synopsys Inc.(b)	108,271	12,467,406
Tableau Software Inc., Class A(a)(b)	51,881	6,603,414
Teradata Corp.(b)	85,709	3,741,198
Tyler Technologies Inc.(b)	27,998	5,722,791
Ultimate Software Group Inc. (The)(b)	22,086	7,291,251
VMware Inc., Class A	52,549	9,485,620
Workday Inc., Class A(a)(b)	106,412	20,521,554
Zendesk Inc.(b)	76,965	6,542,025

		1,306,299,984

Specialty Retail — 2.2%
Advance Auto Parts Inc.	51,108	8,715,447
AutoNation Inc.(a)(b)	37,731	1,347,751
AutoZone Inc.(b)	18,289	18,730,131
Best Buy Co. Inc.	168,261	11,956,627
Burlington Stores Inc.(b)	49,315	7,726,674
CarMax Inc.(a)(b)	123,110	8,593,078
Dick’s Sporting Goods Inc.	50,284	1,850,954
Floor & Decor Holdings Inc., Class A(a)(b)	42,328	1,744,760
Foot Locker Inc.	81,377	4,931,446
Gap Inc. (The)	157,429	4,121,491
Home Depot Inc. (The)	825,964	158,494,232
L Brands Inc.	167,096	4,608,508
Lowe’s Companies Inc.	588,155	64,385,328
Michaels Companies Inc. (The)(a)(b)	68,362	780,694
O’Reilly Automotive Inc.(b)	56,618	21,984,769
Penske Automotive Group Inc.	27,025	1,206,666
Ross Stores Inc.	266,622	24,822,508
Tiffany & Co.	89,141	9,408,833
TJX Companies Inc. (The)	906,244	48,221,243
Tractor Supply Co.	89,892	8,787,842
Ulta Salon Cosmetics & Fragrance Inc.(b)	41,127	14,342,219
Urban Outfitters Inc.(b)	53,064	1,572,817
Williams-Sonoma Inc.	59,026	3,321,393

		431,655,411

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	3,473,411	$659,774,420
Dell Technologies Inc., Class C(b)	109,117	6,404,077
Hewlett Packard Enterprise Co.	1,019,808	15,735,637
HP Inc.	1,136,063	22,073,704
NCR Corp.(b)	87,887	2,398,436
NetApp Inc.	183,802	12,744,831
Pure Storage Inc., Class A(a)(b)	118,616	2,584,643
Western Digital Corp.	210,416	10,112,593
Xerox Corp.	145,478	4,652,386

		736,480,727

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(b)	102,344	4,682,238
Carter’s Inc.	32,970	3,323,046
Columbia Sportswear Co.	22,021	2,294,148
Hanesbrands Inc.	257,725	4,608,123
Lululemon Athletica Inc.(b)	69,372	11,367,989
NIKE Inc., Class B	899,375	75,736,369
PVH Corp.	54,981	6,704,933
Ralph Lauren Corp.	38,279	4,964,021
Skechers U.S.A. Inc., Class A(b)	97,170	3,265,883
Tapestry Inc.	208,773	6,783,035
Under Armour Inc., Class A(b)	137,115	2,898,611
Under Armour Inc., Class C, NVS(b)	141,479	2,669,709
VF Corp.	237,045	20,601,581

		149,899,686

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	336,185	3,889,660
TFS Financial Corp.	41,327	680,656

		4,570,316

Tobacco — 0.9%
Altria Group Inc.	1,384,659	79,520,966
Philip Morris International Inc.	1,136,019	100,412,720

		179,933,686

Trading Companies & Distributors — 0.3%
Air Lease Corp.	71,868	2,468,666
Fastenal Co.	211,084	13,574,812
HD Supply Holdings Inc.(b)	128,804	5,583,653
MSC Industrial Direct Co. Inc., Class A	33,333	2,756,973
United Rentals Inc.(b)	57,255	6,541,384
Univar Inc.(b)	90,889	2,014,100
Watsco Inc.	23,044	3,300,131
WESCO International Inc.(b)	34,005	1,802,605
WW Grainger Inc.	33,467	10,071,224

		48,113,548

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	57,883	2,385,937

Water Utilities — 0.1%
American Water Works Co. Inc.	132,678	13,833,008
Aqua America Inc.	129,343	4,713,259

		18,546,267

Wireless Telecommunication Services — 0.1%
Sprint Corp.(b)	482,250	2,724,712
Telephone & Data Systems Inc.	72,746	2,235,485
T-Mobile U.S. Inc.(b)	223,994	15,477,985

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(b)	9,181	$421,500

		20,859,682

Total Common Stocks — 99.8% (Cost: $17,005,808,904)		19,277,511,529

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	379,438,707	379,590,482
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	17,776,119	17,776,119

		397,366,601

Total Short-Term Investments — 2.1% (Cost: $397,276,346)		397,366,601

Total Investments in Securities — 101.9% (Cost: $17,403,085,250)		19,674,878,130

Other Assets, Less Liabilities — (1.9)%		(361,973,484)

Net Assets — 100.0%		$19,312,904,646

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

See notes to financial statements.

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.5%
Boeing Co. (The)	1,711,663	$652,862,501
BWX Technologies Inc.	319,855	15,858,411
Curtiss-Wright Corp.	10,786	1,222,485
General Dynamics Corp.	363,233	61,488,082
Harris Corp.	379,706	60,642,845
HEICO Corp.	122,494	11,621,006
HEICO Corp., Class A	240,444	20,211,723
Hexcel Corp.	52,937	3,661,123
Huntington Ingalls Industries Inc.	115,122	23,853,278
Lockheed Martin Corp.	716,390	215,031,622
Northrop Grumman Corp.	502,996	135,607,722
Raytheon Co.	917,783	167,109,929
Spirit AeroSystems Holdings Inc., Class A	341,118	31,222,531
Textron Inc.	135,379	6,858,300
TransDigm Group Inc.(a)	154,596	70,185,038

		1,477,436,596

Air Freight & Logistics — 1.1%
CH Robinson Worldwide Inc.	439,318	38,216,273
Expeditors International of Washington Inc.	553,021	41,974,294
FedEx Corp.	779,904	141,482,385
United Parcel Service Inc., Class B	2,207,340	246,648,171
XPO Logistics Inc.(a)(b)	398,055	21,391,476

		489,712,599

Airlines — 0.2%
Delta Air Lines Inc.	511,197	26,403,325
Southwest Airlines Co.	1,155,294	59,971,312

		86,374,637

Auto Components — 0.2%
Aptiv PLC	722,242	57,411,017
Garrett Motion Inc.(a)	146,904	2,163,896
Gentex Corp.	570,503	11,798,002
Lear Corp.	18,878	2,561,933
Visteon Corp.(a)(b)	58,268	3,924,350

		77,859,198

Automobiles — 0.3%
Tesla Inc.(a)(b)	437,711	122,497,800
Thor Industries Inc.	131,331	8,191,115

		130,688,915

Banks — 0.2%
BOK Financial Corp.	19,687	1,605,475
Comerica Inc.	25,670	1,882,124
East West Bancorp. Inc.	34,166	1,638,943
Pinnacle Financial Partners Inc.	102,901	5,628,685
Signature Bank/New York NY	104,721	13,411,618
SVB Financial Group(a)	129,793	28,860,772
Synovus Financial Corp.	151,793	5,215,608
Texas Capital Bancshares Inc.(a)(b)	99,561	5,435,035
Western Alliance Bancorp.(a)(b)	186,786	7,665,697

		71,343,957

Beverages — 2.7%
Brown-Forman Corp., Class A	163,623	8,372,589
Brown-Forman Corp., Class B, NVS	892,306	47,095,910
Coca-Cola Co. (The)	9,488,793	444,644,840
Constellation Brands Inc., Class A	497,055	87,148,653
Keurig Dr Pepper Inc.(b)	580,209	16,228,446
Monster Beverage Corp.(a)	1,279,934	69,858,798

Security	Shares	Value

Beverages (continued)
PepsiCo Inc.	4,016,720	$492,249,036

		1,165,598,272

Biotechnology — 4.7%
AbbVie Inc.	4,843,953	390,374,172
Agios Pharmaceuticals Inc.(a)(b)	150,911	10,177,438
Alexion Pharmaceuticals Inc.(a)	567,398	76,700,862
Alkermes PLC(a)	483,176	17,631,092
Alnylam Pharmaceuticals Inc.(a)(b)	267,136	24,963,859
Amgen Inc.	1,895,697	360,144,516
Biogen Inc.(a)	595,328	140,723,633
BioMarin Pharmaceutical Inc.(a)	561,093	49,841,891
Bluebird Bio Inc.(a)(b)	118,837	18,696,625
Celgene Corp.(a)(b)	2,242,764	211,582,356
Exact Sciences Corp.(a)	381,783	33,070,043
Exelixis Inc.(a)	938,531	22,337,038
Gilead Sciences Inc.	3,038,947	197,561,945
Incyte Corp.(a)	563,297	48,449,175
Ionis Pharmaceuticals Inc.(a)(b)	396,573	32,189,830
Moderna Inc.(a)(b)	75,949	1,545,562
Neurocrine Biosciences Inc.(a)(b)	290,150	25,562,215
Regeneron Pharmaceuticals Inc.(a)(b)	258,646	106,205,221
Sage Therapeutics Inc.(a)(b)	154,967	24,647,501
Sarepta Therapeutics Inc.(a)(b)	210,454	25,084,012
Seattle Genetics Inc.(a)(b)	343,979	25,193,022
Vertex Pharmaceuticals Inc.(a)	814,946	149,909,317

		1,992,591,325

Building Products — 0.3%
Allegion PLC	248,027	22,498,529
AO Smith Corp.	447,791	23,876,216
Armstrong World Industries Inc.	140,708	11,175,029
Fortune Brands Home & Security Inc.	180,913	8,613,268
Lennox International Inc.	106,482	28,153,841
Masco Corp.	641,847	25,231,006
Resideo Technologies Inc.(a)	244,484	4,716,096

		124,263,985

Capital Markets — 2.2%
Ameriprise Financial Inc.	70,512	9,032,587
Cboe Global Markets Inc.	331,570	31,645,041
Charles Schwab Corp. (The)	3,839,043	164,157,479
CME Group Inc.	130,739	21,517,025
E*TRADE Financial Corp.	171,300	7,953,459
Eaton Vance Corp., NVS	357,218	14,399,458
Evercore Inc., Class A	127,549	11,606,959
FactSet Research Systems Inc.	119,724	29,723,877
Interactive Brokers Group Inc., Class A(b)	213,587	11,080,893
Intercontinental Exchange Inc.	930,656	70,860,148
Lazard Ltd., Class A	332,306	12,009,539
LPL Financial Holdings Inc.	266,961	18,593,834
MarketAxess Holdings Inc.	116,039	28,554,877
Moody’s Corp.	533,752	96,657,150
Morningstar Inc.	59,173	7,455,206
MSCI Inc.	264,114	52,516,428
Northern Trust Corp.	178,077	16,099,942
Raymond James Financial Inc.	119,853	9,637,380
S&P Global Inc.	793,611	167,094,796
SEI Investments Co.	409,454	21,393,971
State Street Corp.	76,953	5,064,277
T Rowe Price Group Inc.	691,471	69,230,076
TD Ameritrade Holding Corp.	889,550	44,468,604

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Virtu Financial Inc., Class A	129,089	$3,065,864

		923,818,870

Chemicals — 1.3%
Axalta Coating Systems Ltd.(a)	255,055	6,429,936
Celanese Corp.	259,726	25,611,581
Chemours Co. (The)	544,841	20,246,292
Ecolab Inc.	367,999	64,966,543
Element Solutions Inc.(a)	322,081	3,253,018
FMC Corp.	171,931	13,207,739
International Flavors & Fragrances Inc.	153,227	19,734,105
Linde PLC(b)	1,041,232	183,183,946
LyondellBasell Industries NV, Class A	471,514	39,644,897
NewMarket Corp.	22,624	9,808,861
PPG Industries Inc.	51,201	5,779,057
RPM International Inc.	82,816	4,806,641
Scotts Miracle-Gro Co. (The)	62,401	4,903,471
Sherwin-Williams Co. (The)	266,079	114,602,886
Westlake Chemical Corp.	105,687	7,171,920
WR Grace & Co.	156,243	12,193,204

		535,544,097

Commercial Services & Supplies — 0.6%
Cintas Corp.	273,828	55,343,377
Copart Inc.(a)	643,020	38,960,582
KAR Auction Services Inc.	396,762	20,357,858
Republic Services Inc.	45,086	3,624,013
Rollins Inc.	460,392	19,161,515
Waste Management Inc.	1,154,821	119,997,450

		257,444,795

Communications Equipment — 0.2%
Arista Networks Inc.(a)	184,954	58,160,635
F5 Networks Inc.(a)(b)	190,287	29,861,739
Motorola Solutions Inc.	57,889	8,128,773
Ubiquiti Networks Inc.(b)	47,904	7,171,708

		103,322,855

Construction & Engineering — 0.0%
Quanta Services Inc.	135,512	5,114,223

Construction Materials — 0.2%
Eagle Materials Inc.	124,372	10,484,560
Martin Marietta Materials Inc.	183,874	36,991,771
Vulcan Materials Co.	394,510	46,709,984

		94,186,315

Consumer Finance — 0.6%
American Express Co.	1,521,038	166,249,454
Capital One Financial Corp.	112,843	9,218,145
Credit Acceptance Corp.(a)	32,055	14,486,616
Discover Financial Services	483,115	34,378,463
OneMain Holdings Inc.	17,111	543,274
Santander Consumer USA Holdings Inc.	47,125	995,751
Synchrony Financial	802,294	25,593,179

		251,464,882

Containers & Packaging — 0.3%
Avery Dennison Corp.	275,744	31,159,072
Berry Global Group Inc.(a)(b)	208,360	11,224,353
Crown Holdings Inc.(a)	409,121	22,325,733
Graphic Packaging Holding Co.	165,979	2,096,315
International Paper Co.	147,561	6,827,647
Packaging Corp. of America	298,966	29,711,241
Sealed Air Corp.	277,529	12,782,986

Security	Shares	Value

Containers & Packaging (continued)
Silgan Holdings Inc.	82,070	$2,431,734

		118,559,081

Distributors — 0.1%
LKQ Corp.(a)(b)	176,857	5,019,202
Pool Corp.	124,653	20,564,005

		25,583,207

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(a)	152,742	19,415,036
frontdoor Inc.(a)(b)	271,144	9,332,776
Grand Canyon Education Inc.(a)(b)	148,905	17,051,112
H&R Block Inc.	104,232	2,495,314
Service Corp. International/U.S.	263,979	10,598,757
ServiceMaster Global Holdings Inc.(a)(b)	430,900	20,123,030

		79,016,025

Diversified Financial Services — 0.4%
Berkshire Hathaway Inc., Class B(a)(b)	780,280	156,750,449
Voya Financial Inc.	34,305	1,713,878

		158,464,327

Diversified Telecommunication Services — 0.0%
Zayo Group Holdings Inc.(a)	720,871	20,487,154

Electrical Equipment — 0.5%
AMETEK Inc.	138,558	11,496,157
Emerson Electric Co.	1,392,595	95,350,979
Hubbell Inc.	116,505	13,745,260
Rockwell Automation Inc.	385,221	67,590,877
Sensata Technologies Holding PLC(a)(b)	280,589	12,632,117

		200,815,390

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	945,004	89,246,178
CDW Corp./DE	470,294	45,322,233
Cognex Corp.(b)	527,737	26,840,704
Coherent Inc.(a)(b)	55,480	7,862,626
FLIR Systems Inc.	38,087	1,812,179
IPG Photonics Corp.(a)(b)	114,043	17,309,446
Littelfuse Inc.	63,118	11,517,773
National Instruments Corp.	281,568	12,490,356
Zebra Technologies Corp., Class A(a)	167,227	35,039,073

		247,440,568

Energy Equipment & Services — 0.2%
Halliburton Co.	2,797,108	81,955,264
RPC Inc.	65,944	752,421

		82,707,685

Entertainment — 2.6%
Activision Blizzard Inc.	2,413,029	109,865,210
Electronic Arts Inc.(a)	950,151	96,563,846
Lions Gate Entertainment Corp., Class A	16	250
Lions Gate Entertainment Corp., Class B, NVS	22,095	333,635
Live Nation Entertainment Inc.(a)(b)	437,351	27,789,283
Madison Square Garden Co. (The), Class A(a)	5,841	1,712,172
Netflix Inc.(a)	1,331,897	474,901,194
Take-Two Interactive Software Inc.(a)	210,274	19,843,558
Walt Disney Co. (The)	3,412,331	378,871,111

		1,109,880,259

Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities Inc.	25,904	3,692,874
American Tower Corp.	1,401,617	276,202,646
Colony Capital Inc.	83,430	443,848

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CoreSite Realty Corp.	114,909	$12,297,561
Crown Castle International Corp.	997,624	127,695,872
Equinix Inc.	265,081	120,124,106
Equity LifeStyle Properties Inc.	276,141	31,562,916
Extra Space Storage Inc.	338,459	34,492,357
Gaming and Leisure Properties Inc.	228,533	8,814,518
Hudson Pacific Properties Inc.	50,048	1,722,652
Lamar Advertising Co., Class A	242,486	19,219,440
Life Storage Inc.	8,240	801,505
Omega Healthcare Investors Inc.	51,011	1,946,070
Public Storage	475,367	103,525,425
SBA Communications Corp.(a)	358,988	71,675,544
Simon Property Group Inc.	903,804	164,682,127
Taubman Centers Inc.	186,723	9,873,912

		988,773,373

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	1,396,551	338,160,859
Sprouts Farmers Market Inc.(a)(b)	392,484	8,454,105
Sysco Corp.	1,503,913	100,401,232
U.S. Foods Holding Corp.(a)	40,122	1,400,659

		448,416,855

Food Products — 0.2%
Campbell Soup Co.	383,446	14,620,796
General Mills Inc.	95,480	4,941,090
Hershey Co. (The)	407,773	46,824,573
Kellogg Co.	398,124	22,844,355
McCormick & Co. Inc./MD, NVS	22,240	3,350,011
Post Holdings Inc.(a)(b)	119,484	13,071,550

		105,652,375

Health Care Equipment & Supplies — 2.6%
ABIOMED Inc.(a)	135,652	38,740,855
Align Technology Inc.(a)	253,899	72,191,103
Baxter International Inc.	177,272	14,413,986
Becton Dickinson and Co.	76,515	19,108,091
Boston Scientific Corp.(a)	3,385,609	129,939,673
Cantel Medical Corp.(b)	114,722	7,673,755
Cooper Companies Inc. (The)	24,301	7,197,227
DexCom Inc.(a)	277,797	33,085,623
Edwards Lifesciences Corp.(a)	670,585	128,303,028
Hill-Rom Holdings Inc.	135,347	14,327,833
ICU Medical Inc.(a)(b)	48,781	11,674,757
IDEXX Laboratories Inc.(a)	274,847	61,455,789
Insulet Corp.(a)(b)	183,794	17,476,972
Integra LifeSciences Holdings Corp.(a)	169,016	9,417,572
Intuitive Surgical Inc.(a)(b)	362,825	207,020,689
Masimo Corp.(a)	146,744	20,291,760
Penumbra Inc.(a)(b)	96,829	14,234,831
ResMed Inc.	451,500	46,942,455
Stryker Corp.	1,091,496	215,592,290
Teleflex Inc.	27,540	8,321,486
Varian Medical Systems Inc.(a)	291,982	41,379,689
West Pharmaceutical Services Inc.	53,056	5,846,771

		1,124,636,235

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	492,179	39,138,074
Centene Corp.(a)	1,142,224	60,652,094
Chemed Corp.	48,988	15,679,589
Cigna Corp.	336,111	54,053,371
Covetrus Inc.(a)	28,399	904,508

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	310,781	$16,760,419
DaVita Inc.(a)(b)	212,703	11,547,646
Encompass Health Corp.	307,494	17,957,650
HCA Healthcare Inc.	623,483	81,289,714
Henry Schein Inc.(a)(b)	70,979	4,266,548
Humana Inc.	411,927	109,572,582
Laboratory Corp. of America Holdings(a)(b)	19,116	2,924,366
McKesson Corp.	74,566	8,728,696
Molina Healthcare Inc.(a)	167,077	23,718,251
Premier Inc., Class A(a)(b)	51,011	1,759,369
UnitedHealth Group Inc.	3,055,567	755,519,496
WellCare Health Plans Inc.(a)	148,211	39,979,917

		1,244,452,290

Health Care Technology — 0.2%
Cerner Corp.(a)(b)	443,483	25,371,662
Veeva Systems Inc., Class A(a)(b)	399,451	50,674,354

		76,046,016

Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill Inc.(a)	77,742	55,220,920
Choice Hotels International Inc.	111,654	8,679,982
Darden Restaurants Inc.	197,314	23,967,731
Domino’s Pizza Inc.	132,000	34,069,200
Dunkin’ Brands Group Inc.	261,480	19,637,148
Extended Stay America Inc.	362,245	6,502,298
Hilton Grand Vacations Inc.(a)(b)	305,835	9,435,010
Hilton Worldwide Holdings Inc.	882,501	73,344,658
Las Vegas Sands Corp.	699,428	42,637,131
Marriott International Inc./MD, Class A	903,363	113,001,678
McDonald’s Corp.	482,924	91,707,268
MGM Resorts International	146,743	3,765,425
Six Flags Entertainment Corp.	231,228	11,411,102
Starbucks Corp.	3,860,420	286,983,623
Vail Resorts Inc.	127,985	27,811,140
Wendy’s Co. (The)	591,322	10,578,751
Wyndham Destinations Inc.	308,338	12,484,606
Wyndham Hotels & Resorts Inc.	308,242	15,409,017
Wynn Resorts Ltd.	328,270	39,169,176
Yum China Holdings Inc.	97,694	4,387,437
Yum! Brands Inc.	285,438	28,489,567

		918,692,868

Household Durables — 0.2%
DR Horton Inc.	637,605	26,384,095
Lennar Corp., Class A	479,927	23,559,617
Lennar Corp., Class B	26,302	1,028,934
NVR Inc.(a)	9,967	27,578,689
PulteGroup Inc.	245,330	6,859,427
Tempur Sealy International Inc.(a)(b)	147,278	8,493,522
Toll Brothers Inc.	220,766	7,991,729

		101,896,013

Household Products — 0.6%
Church & Dwight Co. Inc.	661,292	47,103,829
Clorox Co. (The)	356,515	57,206,397
Colgate-Palmolive Co.	506,602	34,722,501
Energizer Holdings Inc.	115,016	5,167,669
Kimberly-Clark Corp.	957,405	118,622,480
Spectrum Brands Holdings Inc.	58,567	3,208,300

		266,031,176

Industrial Conglomerates — 1.3%
3M Co.	1,493,144	310,245,460

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
Honeywell International Inc.	1,444,120	$229,499,551
Roper Technologies Inc.	61,139	20,907,704

		560,652,715

Insurance — 1.0%
Alleghany Corp.(a)	4,690	2,872,156
American International Group Inc.	409,341	17,626,224
Aon PLC	767,762	131,056,973
Arch Capital Group Ltd.(a)	195,213	6,309,284
Axis Capital Holdings Ltd.	27,945	1,530,827
Brown & Brown Inc.	41,393	1,221,507
Erie Indemnity Co., Class A, NVS	60,082	10,725,839
Everest Re Group Ltd.	50,193	10,839,680
Markel Corp.(a)	3,622	3,608,381
Marsh & McLennan Companies Inc.	756,915	71,074,319
Progressive Corp. (The)	1,852,179	133,523,584
RenaissanceRe Holdings Ltd.	12,282	1,762,467
Travelers Companies Inc. (The)	166,766	22,873,625

		415,024,866

Interactive Media & Services — 8.7%
Alphabet Inc., Class A(a)	954,992	1,123,920,535
Alphabet Inc., Class C, NVS(a)	973,363	1,142,056,542
Facebook Inc., Class A(a)	7,601,663	1,267,121,205
IAC/InterActiveCorp.(a)	238,262	50,061,229
Match Group Inc.	164,674	9,322,195
TripAdvisor Inc.(a)(b)	328,267	16,889,337
Twitter Inc.(a)	2,292,194	75,367,339
Zillow Group Inc., Class A(a)	130,921	4,477,498
Zillow Group Inc., Class C, NVS(a)(b)	278,989	9,692,078

		3,698,907,958

Internet & Direct Marketing Retail — 6.4%
Amazon.com Inc.(a)	1,315,611	2,342,774,288
Booking Holdings Inc.(a)	147,875	258,028,566
eBay Inc.	598,481	22,227,584
Expedia Group Inc.	377,536	44,926,784
GrubHub Inc.(a)(b)	288,471	20,040,081
Wayfair Inc., Class A(a)(b)	182,683	27,119,292

		2,715,116,595

IT Services — 9.3%
Accenture PLC, Class A	2,055,242	361,763,697
Akamai Technologies Inc.(a)	477,956	34,274,225
Alliance Data Systems Corp.	153,336	26,830,733
Automatic Data Processing Inc.	1,392,131	222,379,006
Black Knight Inc.(a)	450,458	24,549,961
Booz Allen Hamilton Holding Corp.	415,625	24,164,437
Broadridge Financial Solutions Inc.	370,662	38,433,943
Cognizant Technology Solutions Corp., Class A	1,661,160	120,351,042
CoreLogic Inc.(a)	167,221	6,230,654
EPAM Systems Inc.(a)(b)	163,350	27,627,385
Euronet Worldwide Inc.(a)(b)	78,736	11,226,966
Fidelity National Information Services Inc.	88,369	9,994,534
First Data Corp., Class A(a)	1,736,012	45,605,035
Fiserv Inc.(a)(b)	1,272,992	112,379,734
FleetCor Technologies Inc.(a)(b)	272,933	67,302,548
Gartner Inc.(a)(b)	282,679	42,876,751
Genpact Ltd.	165,338	5,816,591
Global Payments Inc.	508,648	69,440,625
GoDaddy Inc., Class A(a)	542,903	40,820,877
International Business Machines Corp.	2,111,496	297,932,086
Jack Henry & Associates Inc.	245,656	34,082,313

Security	Shares	Value

IT Services (continued)
Mastercard Inc., Class A	2,904,830	$683,942,223
Okta Inc.(a)(b)	281,013	23,248,205
Paychex Inc.	1,025,085	82,211,817
PayPal Holdings Inc.(a)	3,751,933	389,600,723
Sabre Corp.	701,229	14,999,288
Square Inc., Class A(a)	936,496	70,162,280
Switch Inc., Class A(b)	116,154	1,197,548
Total System Services Inc.	572,362	54,380,114
Twilio Inc., Class A(a)	280,398	36,221,814
VeriSign Inc.(a)	328,694	59,677,683
Visa Inc., Class A	5,630,558	879,436,854
Western Union Co. (The)	403,861	7,459,313
WEX Inc.(a)(b)	130,197	24,996,522
Worldpay Inc., Class A(a)	81,500	9,250,250

		3,960,867,777

Leisure Products — 0.1%
Brunswick Corp./DE	26,426	1,330,021
Hasbro Inc.	294,208	25,013,564
Mattel Inc.(a)(b)	239,912	3,118,856
Polaris Industries Inc.	187,732	15,850,213

		45,312,654

Life Sciences Tools & Services — 0.8%
Bio-Techne Corp.	117,235	23,277,009
Bruker Corp.	120,970	4,650,087
Charles River Laboratories International Inc.(a)	107,108	15,557,437
Illumina Inc.(a)	468,690	145,617,296
Mettler-Toledo International Inc.(a)(b)	78,696	56,897,208
PRA Health Sciences Inc.(a)	183,951	20,287,956
Thermo Fisher Scientific Inc.(b)	74,957	20,517,230
Waters Corp.(a)	223,956	56,371,965

		343,176,188

Machinery — 2.2%
Allison Transmission Holdings Inc.	362,669	16,291,091
Caterpillar Inc.	1,682,924	228,019,373
Cummins Inc.	171,148	27,019,135
Deere & Co.	1,021,683	163,305,811
Donaldson Co. Inc.	380,540	19,049,832
Fortive Corp.	860,282	72,169,057
Gardner Denver Holdings Inc.(a)	132,074	3,672,978
Graco Inc.	522,462	25,872,318
IDEX Corp.	229,961	34,894,282
Illinois Tool Works Inc.	1,056,468	151,634,852
Ingersoll-Rand PLC.	422,706	45,631,113
Lincoln Electric Holdings Inc.	198,022	16,608,105
Middleby Corp. (The)(a)(b)	101,461	13,192,974
Nordson Corp.	170,619	22,610,430
Parker-Hannifin Corp.	74,377	12,764,581
Toro Co. (The)	325,475	22,405,699
WABCO Holdings Inc.(a)	168,328	22,190,680
Wabtec Corp.(b)	97,007	7,151,356
Welbilt Inc.(a)(b)	413,770	6,777,553
Xylem Inc./NY	315,856	24,965,258

		936,226,478

Media — 0.6%
AMC Networks Inc., Class A(a)(b)	139,626	7,925,172
Cable One Inc.	13,591	13,337,936
CBS Corp., Class B, NVS	1,043,447	49,595,036
Charter Communications Inc., Class A(a)	382,488	132,688,912
Interpublic Group of Companies Inc. (The)	123,570	2,596,206

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Omnicom Group Inc.	469,649	$34,279,680
Sirius XM Holdings Inc.(b)	5,283,427	29,957,031

		270,379,973

Metals & Mining — 0.0%
Royal Gold Inc.	84,829	7,713,501
Southern Copper Corp.	261,151	10,362,472
Steel Dynamics Inc.	97,607	3,442,599

		21,518,572

Multiline Retail — 0.3%
Dollar General Corp.	851,579	101,593,374
Dollar Tree Inc.(a)	126,147	13,250,481
Nordstrom Inc.	374,460	16,618,535

		131,462,390

Oil, Gas & Consumable Fuels — 0.5%
Anadarko Petroleum Corp.	539,514	24,537,097
Antero Resources Corp.(a)(b)	407,531	3,598,499
Apache Corp.	76,125	2,638,492
Cabot Oil & Gas Corp.	1,002,985	26,177,908
Cheniere Energy Inc.(a)	516,141	35,283,399
Chesapeake Energy Corp.(a)	427,326	1,324,711
Cimarex Energy Co.	42,901	2,998,780
Concho Resources Inc.	79,511	8,822,541
Continental Resources Inc./OK(a)	132,012	5,910,177
Diamondback Energy Inc.	81,016	8,225,554
EOG Resources Inc.	210,217	20,008,454
Kosmos Energy Ltd.	212,207	1,322,050
ONEOK Inc.	541,893	37,845,807
Parsley Energy Inc., Class A(a)	582,248	11,237,386
Pioneer Natural Resources Co.	300,245	45,721,309

		235,652,164

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	683,283	113,117,501
Herbalife Nutrition Ltd.(a)(b)	66,165	3,506,083
Nu Skin Enterprises Inc., Class A	53,554	2,563,094

		119,186,678

Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	2,780,866	132,675,117
Catalent Inc.(a)(b)	107,322	4,356,200
Elanco Animal Health Inc.(a)	493,035	15,811,632
Eli Lilly & Co.	1,742,584	226,117,700
Jazz Pharmaceuticals PLC(a)	170,099	24,315,652
Johnson & Johnson	1,544,827	215,951,366
Merck & Co. Inc.	561,055	46,662,944
Nektar Therapeutics(a)(b)	500,751	16,825,234
Zoetis Inc.	1,547,752	155,812,194

		838,528,039

Professional Services — 0.5%
CoStar Group Inc.(a)	114,503	53,406,489
Equifax Inc.	102,322	12,125,157
Robert Half International Inc.	379,361	24,719,163
TransUnion(b)	584,673	39,079,543
Verisk Analytics Inc.	513,262	68,263,846

		197,594,198

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	483,785	23,923,168
Howard Hughes Corp. (The)(a)	49,584	5,454,240

		29,377,408

Security	Shares	Value

Road & Rail — 1.2%
CSX Corp.	1,166,256	$87,259,274
Genesee & Wyoming Inc., Class A(a)(b)	34,707	3,024,368
JB Hunt Transport Services Inc.	278,496	28,208,860
Landstar System Inc.	127,764	13,976,104
Old Dominion Freight Line Inc.(b)	210,239	30,356,409
Schneider National Inc., Class B	24,667	519,240
Union Pacific Corp.	2,124,386	355,197,339

		518,541,594

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices Inc.(a)	2,999,489	76,546,959
Analog Devices Inc.	184,806	19,454,528
Applied Materials Inc.	3,054,797	121,153,249
Broadcom Inc.	776,712	233,565,066
Cypress Semiconductor Corp.	781,602	11,661,502
KLA-Tencor Corp.	519,192	61,996,717
Lam Research Corp.	488,497	87,445,848
Marvell Technology Group Ltd.	477,144	9,490,394
Maxim Integrated Products Inc.	871,051	46,313,782
Microchip Technology Inc.	744,796	61,788,276
Micron Technology Inc.(a)(b)	2,807,094	116,017,195
MKS Instruments Inc.	170,417	15,857,302
Monolithic Power Systems Inc.	128,774	17,447,589
NVIDIA Corp.(b)	1,860,492	334,069,943
NXP Semiconductors NV	57,636	5,094,446
ON Semiconductor Corp.(a)(b)	1,333,008	27,419,975
Skyworks Solutions Inc.	393,833	32,483,346
Teradyne Inc.	95,116	3,789,421
Texas Instruments Inc.	3,072,479	325,897,848
Universal Display Corp.(b)	135,701	20,741,898
Versum Materials Inc.	347,795	17,497,566
Xilinx Inc.	813,336	103,122,871

		1,748,855,721

Software — 11.8%
2U Inc.(a)(b)	175,024	12,400,450
Adobe Inc.(a)	1,571,372	418,754,924
ANSYS Inc.(a)	267,462	48,867,982
Aspen Technology Inc.(a)	210,924	21,990,936
Atlassian Corp. PLC, Class A(a)(b)	321,485	36,131,699
Autodesk Inc.(a)	590,012	91,935,670
Cadence Design Systems Inc.(a)	890,671	56,566,515
CDK Global Inc.	399,345	23,489,473
Ceridian HCM Holding Inc.(a)(b)	154,864	7,944,523
Citrix Systems Inc.	431,938	43,046,941
DocuSign Inc.(a)(b)	250,231	12,971,975
Elastic NV(a)(b)	20,675	1,651,312
Fair Isaac Corp.(a)	91,224	24,779,175
FireEye Inc.(a)(b)	395,949	6,647,984
Fortinet Inc.(a)(b)	453,853	38,110,036
Guidewire Software Inc.(a)(b)	257,911	25,058,633
Intuit Inc.	789,518	206,387,900
LogMeIn Inc.	107,917	8,644,152
Manhattan Associates Inc.(a)(b)	199,844	11,013,403
Microsoft Corp.	22,944,298	2,706,050,506
Nutanix Inc., Class A(a)(b)	445,144	16,799,735
Oracle Corp.	750,311	40,299,204
Palo Alto Networks Inc.(a)(b)	291,426	70,781,547
Paycom Software Inc.(a)(b)	154,011	29,128,101
Pegasystems Inc.	120,178	7,811,570
Pluralsight Inc., Class A(a)	139,827	4,438,109

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Proofpoint Inc.(a)	159,286	$19,342,099
PTC Inc.(a)	375,751	34,636,727
RealPage Inc.(a)(b)	228,265	13,853,403
Red Hat Inc.(a)	567,257	103,637,854
RingCentral Inc., Class A(a)	218,406	23,544,167
salesforce.com Inc.(a)	2,323,697	368,003,894
ServiceNow Inc.(a)(b)	567,890	139,979,206
SolarWinds Corp.(a)(b)	64,487	1,258,786
Splunk Inc.(a)	469,620	58,514,652
SS&C Technologies Holdings Inc.	641,136	40,833,952
Synopsys Inc.(a)	44,119	5,080,303
Tableau Software Inc., Class A(a)(b)	227,157	28,912,543
Teradata Corp.(a)(b)	268,909	11,737,878
Tyler Technologies Inc.(a)	123,499	25,243,196
Ultimate Software Group Inc. (The)(a)(b)	96,634	31,901,782
VMware Inc., Class A	229,663	41,456,468
Workday Inc., Class A(a)(b)	465,038	89,682,578
Zendesk Inc.(a)(b)	331,985	28,218,725

		5,037,540,668

Specialty Retail — 3.9%
Advance Auto Parts Inc.	65,581	11,183,528
AutoZone Inc.(a)	70,311	72,006,901
Best Buy Co. Inc.	187,636	13,333,414
Burlington Stores Inc.(a)(b)	213,171	33,399,632
CarMax Inc.(a)(b)	325,666	22,731,487
Floor & Decor Holdings Inc., Class A(a)(b)	185,625	7,651,463
Gap Inc. (The)	42,792	1,120,295
Home Depot Inc. (The)	3,610,306	692,781,618
L Brands Inc.	137,760	3,799,421
Lowe’s Companies Inc.	2,567,375	281,050,541
Michaels Companies Inc. (The)(a)(b)	59,754	682,391
O’Reilly Automotive Inc.(a)	248,294	96,412,560
Ross Stores Inc.	1,169,950	108,922,345
Tiffany & Co.	67,986	7,175,922
TJX Companies Inc. (The)	3,956,056	210,501,740
Tractor Supply Co.	389,445	38,072,143
Ulta Salon Cosmetics & Fragrance Inc.(a)	181,281	63,218,123
Urban Outfitters Inc.(a)(b)	229,720	6,808,901
Williams-Sonoma Inc.	60,307	3,393,475

		1,674,245,900

Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	15,182,200	2,883,858,890
Dell Technologies Inc., Class C(a)	36,891	2,165,133
NCR Corp.(a)(b)	306,352	8,360,346
NetApp Inc.	808,095	56,033,307
Pure Storage Inc., Class A(a)(b)	521,246	11,357,951

		2,961,775,627

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	233,519	10,683,494
Carter’s Inc.	145,709	14,686,010
Columbia Sportswear Co.	12,007	1,250,889
Hanesbrands Inc.	1,137,456	20,337,714
Lululemon Athletica Inc.(a)	306,855	50,284,329
NIKE Inc., Class B	3,935,787	331,432,623
Skechers U.S.A. Inc., Class A(a)(b)	197,188	6,627,489
Tapestry Inc.	177,427	5,764,603
Under Armour Inc., Class A(a)	446,830	9,445,986
Under Armour Inc., Class C, NVS(a)(b)	455,283	8,591,190

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	797,368	$69,299,253

		528,403,580

Tobacco — 0.8%
Altria Group Inc.	6,052,262	347,581,407

Trading Companies & Distributors — 0.4%
Air Lease Corp.	28,984	995,600
Fastenal Co.	920,993	59,229,060
HD Supply Holdings Inc.(a)	170,396	7,386,667
MSC Industrial Direct Co. Inc., Class A	59,913	4,955,404
United Rentals Inc.(a)	254,341	29,058,459
Univar Inc.(a)(b)	54,407	1,205,659
Watsco Inc.	80,405	11,514,800
WW Grainger Inc.	146,034	43,946,012

		158,291,661

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)(b)	639,684	44,202,164

Total Common Stocks — 99.8% (Cost: $30,170,875,986)		42,642,739,393

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	820,577,806	820,906,037
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	66,964,943	66,964,943

		887,870,980

Total Short-Term Investments — 2.1% (Cost: $887,620,760)		887,870,980

Total Investments in Securities — 101.9% (Cost: $31,058,496,746)		43,530,610,373

Other Assets, Less Liabilities — (1.9)%		(801,280,469)

Net Assets — 100.0%		$42,729,329,904

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

See notes to financial statements.

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Arconic Inc.	1,250,738	$23,901,603
Curtiss-Wright Corp.	115,787	13,123,299
General Dynamics Corp.	402,282	68,098,297
Hexcel Corp.	194,906	13,479,699
Huntington Ingalls Industries Inc.	17,738	3,675,314
L3 Technologies Inc.	226,238	46,688,736
Lockheed Martin Corp.	61,638	18,501,262
Teledyne Technologies Inc.(a)	101,837	24,136,387
Textron Inc.	585,757	29,674,450
United Technologies Corp.	2,351,217	303,048,359

		544,327,406

Airlines — 0.6%
Alaska Air Group Inc.	347,439	19,498,277
American Airlines Group Inc.	1,201,777	38,168,437
Copa Holdings SA, Class A, NVS	93,573	7,542,919
Delta Air Lines Inc.	1,385,275	71,549,454
JetBlue Airways Corp.(a)	889,739	14,556,130
Southwest Airlines Co.	424,437	22,032,525
United Continental Holdings Inc.(a)	707,019	56,405,976

		229,753,718

Auto Components — 0.2%
Adient PLC	258,919	3,355,590
Aptiv PLC	99,709	7,925,869
BorgWarner Inc.	604,605	23,222,878
Garrett Motion Inc.(a)	81,518	1,200,760
Gentex Corp.	252,252	5,216,571
Goodyear Tire & Rubber Co. (The)	688,733	12,500,504
Lear Corp.	162,345	22,031,840
Visteon Corp.(a)(b)	30,552	2,057,677

		77,511,689

Automobiles — 0.7%
Ford Motor Co.	11,337,414	99,542,495
General Motors Co.	3,800,303	140,991,241
Harley-Davidson Inc.	474,159	16,908,510
Thor Industries Inc.	25,165	1,569,541

		259,011,787

Banks — 10.5%
Associated Banc-Corp.	480,030	10,248,641
Bank of America Corp.	26,153,257	721,568,361
Bank of Hawaii Corp.	118,570	9,351,616
Bank OZK	348,712	10,105,674
BankUnited Inc.	284,323	9,496,388
BB&T Corp.	2,234,915	103,990,595
BOK Financial Corp.	73,882	6,025,077
CIT Group Inc.	292,542	14,033,240
Citigroup Inc.	6,876,744	427,871,012
Citizens Financial Group Inc.	1,360,505	44,216,412
Comerica Inc.	438,864	32,177,508
Commerce Bancshares Inc.	289,792	16,825,324
Cullen/Frost Bankers Inc.	163,292	15,850,754
East West Bancorp. Inc.	388,602	18,641,238
Fifth Third Bancorp.	2,219,883	55,985,449
First Citizens BancShares Inc./NC, Class A	22,552	9,183,174
First Hawaiian Inc.	379,260	9,879,723
First Horizon National Corp.	916,249	12,809,161
First Republic Bank/CA(b)	475,093	47,727,843
FNB Corp.	921,514	9,768,048

Security	Shares	Value

Banks (continued)
Huntington Bancshares Inc./OH	3,023,259	$38,334,924
JPMorgan Chase & Co.	9,602,481	972,059,152
KeyCorp	2,948,140	46,433,205
M&T Bank Corp.	401,728	63,079,331
PacWest Bancorp.	359,023	13,502,855
People’s United Financial Inc.	1,074,579	17,666,079
Pinnacle Financial Partners Inc.	127,795	6,990,387
PNC Financial Services Group Inc. (The)	1,321,883	162,142,169
Popular Inc.	287,144	14,968,817
Prosperity Bancshares Inc.	189,918	13,115,737
Regions Financial Corp.	2,987,688	42,275,785
Signature Bank/New York NY	55,608	7,121,717
Sterling Bancorp./DE	620,912	11,567,591
SunTrust Banks Inc.	1,298,573	76,940,450
SVB Financial Group(a)	35,003	7,783,267
Synovus Financial Corp.	332,450	11,422,982
TCF Financial Corp.	466,319	9,648,140
Texas Capital Bancshares Inc.(a)(b)	51,903	2,833,385
U.S. Bancorp.	4,389,360	211,523,258
Umpqua Holdings Corp.	623,813	10,292,914
Webster Financial Corp.	266,951	13,526,407
Wells Fargo & Co.	11,982,468	578,992,854
Western Alliance Bancorp.(a)(b)	111,130	4,560,775
Wintrust Financial Corp.	163,980	11,040,773
Zions Bancorp. N.A.	537,562	24,410,690

		3,957,988,882

Beverages — 0.5%
Coca-Cola Co. (The)	2,488,859	116,627,932
Molson Coors Brewing Co., Class B	500,623	29,862,162
PepsiCo Inc.	465,816	57,085,751

		203,575,845

Biotechnology — 0.3%
Agios Pharmaceuticals Inc.(a)(b)	9,213	621,325
Alexion Pharmaceuticals Inc.(a)	104,501	14,126,445
Alnylam Pharmaceuticals Inc.(a)	33,552	3,135,434
Amgen Inc.	107,264	20,378,015
Biogen Inc.(a)	29,331	6,933,262
Bluebird Bio Inc.(a)(b)	48,513	7,632,550
Gilead Sciences Inc.	946,676	61,543,407
United Therapeutics Corp.(a)	125,671	14,750,005

		129,120,443

Building Products — 0.4%
Allegion PLC	46,716	4,237,608
Fortune Brands Home & Security Inc.	243,355	11,586,132
Johnson Controls International PLC	2,645,124	97,710,881
Lennox International Inc.	6,280	1,660,432
Masco Corp.	269,246	10,584,060
Owens Corning	311,876	14,695,597
Resideo Technologies Inc.(a)	129,357	2,495,297
USG Corp.	231,335	10,016,805

		152,986,812

Capital Markets — 3.0%
Affiliated Managers Group Inc.	151,433	16,219,989
Ameriprise Financial Inc.	330,791	42,374,327
Bank of New York Mellon Corp. (The)	2,578,107	130,013,936
BGC Partners Inc., Class A	777,410	4,128,047
BlackRock Inc.(c)	350,977	149,997,040
Cboe Global Markets Inc.	24,035	2,293,900
CME Group Inc.	906,083	149,123,140

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
E*TRADE Financial Corp.	552,697	$25,661,722
Franklin Resources Inc.	874,035	28,965,520
Goldman Sachs Group Inc. (The)	1,011,214	194,142,976
Interactive Brokers Group Inc., Class A	17,280	896,486
Intercontinental Exchange Inc.	789,010	60,075,221
Invesco Ltd.	1,176,325	22,714,836
Lazard Ltd., Class A	31,856	1,151,276
Legg Mason Inc.	251,717	6,889,494
Morgan Stanley	3,518,353	148,474,497
Nasdaq Inc.	336,458	29,436,710
Northern Trust Corp.	420,076	37,979,071
Raymond James Financial Inc.	260,009	20,907,324
State Street Corp.	1,017,670	66,972,863
T Rowe Price Group Inc.	47,149	4,720,558

		1,143,138,933

Chemicals — 2.7%
Air Products & Chemicals Inc.	636,400	121,526,944
Albemarle Corp.	307,012	25,168,844
Ashland Global Holdings Inc.	182,236	14,238,099
Axalta Coating Systems Ltd.(a)	355,548	8,963,365
Cabot Corp.	172,990	7,201,574
Celanese Corp.	136,110	13,421,807
CF Industries Holdings Inc.	673,570	27,535,542
DowDuPont Inc.	6,586,744	351,139,323
Eastman Chemical Co.	403,538	30,620,464
Ecolab Inc.	403,982	71,318,982
Element Solutions Inc.(a)(b)	316,183	3,193,448
FMC Corp.	230,826	17,732,053
Huntsman Corp.	624,040	14,034,660
International Flavors & Fragrances Inc.	154,557	19,905,396
Linde PLC	654,759	115,191,751
LyondellBasell Industries NV, Class A	466,017	39,182,709
Mosaic Co. (The)	1,022,388	27,921,416
NewMarket Corp.	1,024	443,965
Olin Corp.	476,553	11,027,436
PPG Industries Inc.	654,410	73,863,257
RPM International Inc.	297,045	17,240,492
Scotts Miracle-Gro Co. (The)	58,073	4,563,376
Valvoline Inc.	536,244	9,952,689
Westlake Chemical Corp.	7,926	537,858
WR Grace & Co.	48,422	3,778,853

		1,029,704,303

Commercial Services & Supplies — 0.3%
ADT Inc.(b)	303,558	1,939,736
Clean Harbors Inc.(a)(b)	147,669	10,562,764
KAR Auction Services Inc.	24,958	1,280,595
Republic Services Inc.	591,304	47,529,015
Stericycle Inc.(a)(b)	236,588	12,875,119
Waste Management Inc.	186,686	19,398,542

		93,585,771

Communications Equipment — 2.2%
ARRIS International PLC(a)	476,427	15,059,857
Cisco Systems Inc.	13,159,245	710,467,638
CommScope Holding Co. Inc.(a)(b)	543,814	11,817,078
EchoStar Corp., Class A(a)(b)	134,986	4,920,240
Juniper Networks Inc.	996,202	26,369,467
Motorola Solutions Inc.	415,557	58,352,514

		826,986,794

Security	Shares	Value

Construction & Engineering — 0.2%
AECOM(a)(b)	454,264	$13,478,013
Arcosa Inc.	138,903	4,243,487
Fluor Corp.	409,898	15,084,246
Jacobs Engineering Group Inc.	363,761	27,351,190
Quanta Services Inc.	300,946	11,357,702
Valmont Industries Inc.	62,335	8,109,783

		79,624,421

Construction Materials — 0.0%
Eagle Materials Inc.	15,890	1,339,527
Martin Marietta Materials Inc.	14,184	2,853,537
Vulcan Materials Co.	21,091	2,497,175

		6,690,239

Consumer Finance — 0.8%
Ally Financial Inc.	1,179,012	32,411,040
American Express Co.	642,277	70,200,876
Capital One Financial Corp.	1,248,942	102,026,072
Credit Acceptance Corp.(a)	2,217	1,001,929
Discover Financial Services	520,378	37,030,099
Navient Corp.	708,913	8,202,123
OneMain Holdings Inc.	204,939	6,506,813
Santander Consumer USA Holdings Inc.	286,909	6,062,387
SLM Corp.(b)	1,244,690	12,334,878
Synchrony Financial	1,364,554	43,529,273

		319,305,490

Containers & Packaging — 0.6%
AptarGroup Inc.	180,865	19,242,227
Ardagh Group SA	52,965	688,545
Ball Corp.	970,697	56,164,528
Bemis Co. Inc.	265,239	14,715,460
Berry Global Group Inc.(a)	187,698	10,111,291
Graphic Packaging Holding Co.	720,852	9,104,361
International Paper Co.	1,048,554	48,516,594
Owens-Illinois Inc.	459,108	8,713,870
Sealed Air Corp.	204,751	9,430,831
Silgan Holdings Inc.	146,177	4,331,224
Sonoco Products Co.	286,258	17,613,455
Westrock Co.	725,779	27,833,625

		226,466,011

Distributors — 0.2%
Genuine Parts Co.	413,462	46,320,148
LKQ Corp.(a)	767,661	21,786,219

		68,106,367

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	25,200	3,203,172
Graham Holdings Co., Class B	11,933	8,152,387
H&R Block Inc.	489,192	11,711,257
Service Corp. International/U.S.	267,174	10,727,036

		33,793,852

Diversified Financial Services — 2.7%
AXA Equitable Holdings Inc.	689,376	13,884,033
Berkshire Hathaway Inc., Class B(a)	4,913,106	986,993,864
Jefferies Financial Group Inc.	800,001	15,032,019
Voya Financial Inc.	403,684	20,168,052

		1,036,077,968

Diversified Telecommunication Services — 3.7%
AT&T Inc.	21,092,996	661,476,355
CenturyLink Inc.	2,761,687	33,112,627

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Inc.	12,003,853	$709,787,828

		1,404,376,810

Electric Utilities — 3.8%
Alliant Energy Corp.	682,254	32,154,631
American Electric Power Co. Inc.	1,432,000	119,930,000
Avangrid Inc.	158,771	7,994,120
Duke Energy Corp.	2,068,705	186,183,450
Edison International	918,547	56,876,430
Entergy Corp.	522,724	49,988,096
Evergy Inc.	759,192	44,071,096
Eversource Energy	918,699	65,181,694
Exelon Corp.	2,799,319	140,329,861
FirstEnergy Corp.	1,405,882	58,498,750
Hawaiian Electric Industries Inc.	316,939	12,921,603
NextEra Energy Inc.	1,385,204	267,787,637
OGE Energy Corp.	576,501	24,858,723
PG&E Corp.(a)	1,503,357	26,759,755
Pinnacle West Capital Corp.	322,057	30,782,208
PPL Corp.	2,086,504	66,225,637
Southern Co. (The)	2,987,825	154,410,796
Xcel Energy Inc.	1,471,386	82,706,607

		1,427,661,094

Electrical Equipment — 0.6%
Acuity Brands Inc.	115,963	13,916,720
AMETEK Inc.	534,653	44,360,160
Eaton Corp. PLC	1,269,027	102,232,815
Emerson Electric Co.	516,373	35,356,059
GrafTech International Ltd.	171,981	2,199,637
Hubbell Inc.	50,295	5,933,804
nVent Electric PLC	460,895	12,434,947
Regal Beloit Corp.	124,576	10,199,037
Sensata Technologies Holding PLC(a)(b)	216,417	9,743,093

		236,376,272

Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics Inc.(a)	244,945	18,875,462
Avnet Inc.	313,667	13,603,738
Coherent Inc.(a)(b)	19,882	2,817,677
Corning Inc.	2,279,500	75,451,450
Dolby Laboratories Inc., Class A	177,313	11,165,400
FLIR Systems Inc.	356,895	16,981,064
Jabil Inc.	434,905	11,564,124
Keysight Technologies Inc.(a)	543,965	47,433,748
Littelfuse Inc.	11,647	2,125,344
National Instruments Corp.	59,539	2,641,150
Trimble Inc.(a)(b)	720,897	29,124,239

		231,783,396

Energy Equipment & Services — 0.8%
Apergy Corp.(a)	223,479	9,176,048
Baker Hughes a GE Co.	1,485,154	41,168,469
Helmerich & Payne Inc.	308,864	17,160,484
Nabors Industries Ltd.	1,005,357	3,458,428
National Oilwell Varco Inc.	1,103,218	29,389,727
Patterson-UTI Energy Inc.	619,788	8,689,428
RPC Inc.	103,343	1,179,143
Schlumberger Ltd.	4,021,804	175,230,000
Transocean Ltd.(a)	1,479,746	12,888,588
Weatherford International PLC(a)(b)	2,863,682	1,998,850

		300,339,165

Security	Shares	Value

Entertainment — 0.9%
Cinemark Holdings Inc.	314,218	$12,565,578
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	67,929	2,312,303
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	573,733	20,109,342
Lions Gate Entertainment Corp., Class A	130,179	2,036,000
Lions Gate Entertainment Corp., Class B, NVS	252,951	3,819,560
Madison Square Garden Co. (The), Class A(a)	47,420	13,900,225
Take-Two Interactive Software Inc.(a)	129,928	12,261,305
Viacom Inc., Class A	32,650	1,059,492
Viacom Inc., Class B, NVS	1,019,588	28,619,835
Walt Disney Co. (The)	1,970,023	218,731,654
Zynga Inc., Class A(a)	2,199,203	11,721,752

		327,137,046

Equity Real Estate Investment Trusts (REITs) — 5.0%
Alexandria Real Estate Equities Inc.	297,395	42,396,631
American Campus Communities Inc.	395,837	18,833,924
American Homes 4 Rent, Class A	753,037	17,109,001
Apartment Investment & Management Co., Class A	448,455	22,552,802
Apple Hospitality REIT Inc.	617,248	10,061,142
AvalonBay Communities Inc.	399,278	80,147,073
Boston Properties Inc.	449,021	60,114,932
Brandywine Realty Trust	500,748	7,941,863
Brixmor Property Group Inc.	881,398	16,191,281
Brookfield Property REIT Inc., Class A	371,723	7,616,604
Camden Property Trust	256,289	26,013,334
Colony Capital Inc.	1,306,102	6,948,463
Columbia Property Trust Inc.	337,520	7,597,575
Corporate Office Properties Trust	295,011	8,053,800
Crown Castle International Corp.	296,295	37,925,760
CubeSmart	543,107	17,401,148
CyrusOne Inc.	307,488	16,124,671
Digital Realty Trust Inc.	596,491	70,982,429
Douglas Emmett Inc.	469,706	18,985,517
Duke Realty Corp.	1,029,338	31,477,156
Empire State Realty Trust Inc., Class A	407,243	6,434,439
EPR Properties	212,731	16,359,014
Equity Commonwealth	333,999	10,918,427
Equity Residential	1,037,966	78,179,599
Essex Property Trust Inc.	190,091	54,981,921
Extra Space Storage Inc.	46,730	4,762,254
Federal Realty Investment Trust	210,563	29,026,110
Gaming and Leisure Properties Inc.	377,329	14,553,580
HCP Inc.	1,389,420	43,488,846
Healthcare Trust of America Inc., Class A	593,541	16,969,337
Highwoods Properties Inc.	297,606	13,922,009
Hospitality Properties Trust	477,404	12,560,499
Host Hotels & Resorts Inc.	2,128,476	40,228,196
Hudson Pacific Properties Inc.	385,794	13,279,030
Invitation Homes Inc.	990,168	24,090,787
Iron Mountain Inc.	819,379	29,055,179
JBG SMITH Properties	299,054	12,365,883
Kilroy Realty Corp.	286,957	21,797,254
Kimco Realty Corp.	1,180,742	21,843,727
Lamar Advertising Co., Class A	22,144	1,755,133
Liberty Property Trust	426,171	20,635,200
Life Storage Inc.	126,453	12,300,083
Macerich Co. (The)	395,478	17,143,971
Medical Properties Trust Inc.	1,074,142	19,882,368
Mid-America Apartment Communities Inc.	330,494	36,132,909

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Retail Properties Inc.	461,422	$25,558,165
Omega Healthcare Investors Inc.	531,095	20,261,274
Outfront Media Inc.	399,617	9,351,038
Paramount Group Inc.	589,161	8,360,195
Park Hotels & Resorts Inc.	589,968	18,336,205
Prologis Inc.	1,816,756	130,715,594
Rayonier Inc.	379,186	11,951,943
Realty Income Corp.	852,565	62,714,681
Regency Centers Corp.	438,686	29,606,918
Retail Properties of America Inc., Class A	625,513	7,625,004
Retail Value Inc.	47,225	1,472,003
Senior Housing Properties Trust	666,583	7,852,348
Simon Property Group Inc.	72,094	13,136,248
SITE Centers Corp.	434,399	5,916,514
SL Green Realty Corp.	233,286	20,977,077
Spirit Realty Capital Inc.	251,245	9,981,964
STORE Capital Corp.	557,221	18,666,904
Sun Communities Inc.	244,612	28,991,414
UDR Inc.	794,000	36,095,240
Uniti Group Inc.	487,548	5,455,662
Ventas Inc.	1,032,875	65,907,754
VEREIT Inc.	2,802,983	23,460,968
VICI Properties Inc.	1,177,927	25,773,043
Vornado Realty Trust	501,737	33,837,143
Weingarten Realty Investors	339,294	9,965,065
Welltower Inc.	1,076,598	83,544,005
Weyerhaeuser Co.	2,178,928	57,392,964
WP Carey Inc.	459,390	35,984,019

		1,906,032,213

Food & Staples Retailing — 1.7%
Casey’s General Stores Inc.	106,036	13,654,256
Kroger Co. (The)	2,293,572	56,421,871
U.S. Foods Holding Corp.(a)	585,835	20,451,500
Walgreens Boots Alliance Inc.	2,349,873	148,676,465
Walmart Inc.	4,073,680	397,306,010

		636,510,102

Food Products — 2.1%
Archer-Daniels-Midland Co.	1,614,710	69,642,442
Bunge Ltd.	406,966	21,597,686
Campbell Soup Co.	156,918	5,983,283
Conagra Brands Inc.	1,401,836	38,886,931
Flowers Foods Inc.	510,114	10,875,631
General Mills Inc.	1,627,612	84,228,921
Hain Celestial Group Inc. (The)(a)(b)	267,127	6,175,976
Hershey Co. (The)	35,992	4,132,961
Hormel Foods Corp.	791,082	35,408,830
Ingredion Inc.	191,166	18,101,509
JM Smucker Co. (The)	320,429	37,329,979
Kellogg Co.	359,043	20,601,887
Kraft Heinz Co. (The)	1,752,895	57,232,022
Lamb Weston Holdings Inc.	427,027	32,001,403
McCormick & Co. Inc./MD, NVS	336,413	50,673,890
Mondelez International Inc., Class A	4,141,385	206,737,939
Pilgrim’s Pride Corp.(a)(b)	150,690	3,358,880
Post Holdings Inc.(a)	78,659	8,605,295
Seaboard Corp.	727	3,114,977
TreeHouse Foods Inc.(a)(b)	155,171	10,016,288
Tyson Foods Inc., Class A	840,763	58,374,175

		783,080,905

Security	Shares	Value

Gas Utilities — 0.2%
Atmos Energy Corp.	332,885	$34,263,853
National Fuel Gas Co.	237,549	14,480,987
UGI Corp.	498,211	27,610,854

		76,355,694

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories.	4,964,492	396,861,491
Baxter International Inc.	1,290,237	104,909,170
Becton Dickinson and Co.	698,578	174,455,884
Boston Scientific Corp.(a)	926,704	35,566,900
Cooper Companies Inc. (The)	117,378	34,763,842
Danaher Corp.	1,821,405	240,461,888
DENTSPLY SIRONA Inc.	630,587	31,270,809
Hill-Rom Holdings Inc.	69,759	7,384,688
Hologic Inc.(a)	771,620	37,346,408
Integra LifeSciences Holdings Corp.(a)	46,589	2,595,939
Medtronic PLC	3,926,253	357,603,123
STERIS PLC(a)	241,568	30,927,951
Teleflex Inc.(b)	106,490	32,177,018
West Pharmaceutical Services Inc.	163,259	17,991,142
Zimmer Biomet Holdings Inc.	588,941	75,207,766

		1,579,524,019

Health Care Providers & Services — 2.2%
Acadia Healthcare Co. Inc.(a)(b)	246,171	7,215,272
Anthem Inc.	754,849	216,626,566
Cardinal Health Inc.	861,360	41,474,484
Centene Corp.(a)	134,148	7,123,259
Cigna Corp.	776,611	124,894,581
Covetrus Inc.(a)	149,042	4,746,988
CVS Health Corp.	3,442,940	185,677,754
DaVita Inc.(a)	183,013	9,935,776
HCA Healthcare Inc.	226,652	29,550,888
Henry Schein Inc.(a)	373,014	22,421,871
Humana Inc.	19,920	5,298,720
Laboratory Corp. of America Holdings(a)	273,779	41,882,711
McKesson Corp.	488,002	57,125,514
MEDNAX Inc.(a)(b)	260,337	7,073,356
Molina Healthcare Inc.(a)	27,056	3,840,870
Premier Inc., Class A(a)	99,934	3,446,724
Quest Diagnostics Inc.	394,952	35,514,084
Universal Health Services Inc., Class B	243,468	32,568,714
WellCare Health Plans Inc.(a)	9,528	2,570,178

		838,988,310

Health Care Technology — 0.1%
Cerner Corp.(a)	498,082	28,495,271

Hotels, Restaurants & Leisure — 1.9%
Aramark	706,353	20,872,731
Caesars Entertainment Corp.(a)(b)	1,662,318	14,445,543
Carnival Corp.	1,155,983	58,631,458
Darden Restaurants Inc.	178,817	21,720,901
Extended Stay America Inc.	215,281	3,864,294
Hyatt Hotels Corp., Class A	115,111	8,353,605
International Game Technology PLC	264,761	3,439,245
Las Vegas Sands Corp.	403,971	24,626,072
McDonald’s Corp.	1,816,303	344,915,940
MGM Resorts International	1,326,072	34,027,008
Norwegian Cruise Line Holdings Ltd.(a)	633,715	34,828,976
Royal Caribbean Cruises Ltd.	483,977	55,473,444
Yum China Holdings Inc.	962,720	43,235,755

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands Inc.	626,787	$62,559,611

		730,994,583

Household Durables — 0.4%
DR Horton Inc.	405,501	16,779,631
Garmin Ltd.	329,171	28,423,916
Leggett & Platt Inc.	382,961	16,168,613
Lennar Corp., Class A	375,041	18,410,763
Lennar Corp., Class B	20,574	804,855
Mohawk Industries Inc.(a)	181,335	22,875,410
Newell Brands Inc.	1,248,383	19,150,195
PulteGroup Inc.	490,657	13,718,770
Toll Brothers Inc.	197,463	7,148,161
Whirlpool Corp.	182,788	24,290,697

		167,771,011

Household Products — 2.5%
Church & Dwight Co. Inc.	105,270	7,498,382
Clorox Co. (The)	48,396	7,765,622
Colgate-Palmolive Co.	2,013,618	138,013,378
Energizer Holdings Inc.	79,692	3,580,561
Kimberly-Clark Corp.	128,692	15,944,939
Procter & Gamble Co. (The)	7,227,919	752,064,972
Spectrum Brands Holdings Inc.	63,655	3,487,021

		928,354,875

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp./VA	1,906,983	34,478,253
NRG Energy Inc.	837,051	35,557,926
Vistra Energy Corp.	1,148,768	29,902,431

		99,938,610

Industrial Conglomerates — 1.4%
3M Co.	267,977	55,680,260
Carlisle Companies Inc.	168,769	20,694,455
General Electric Co.(b)	25,012,523	249,875,105
Honeywell International Inc.	800,582	127,228,491
Roper Technologies Inc.	238,490	81,556,425

		535,034,736

Insurance — 4.2%
Aflac Inc.	2,164,872	108,243,600
Alleghany Corp.(a)	36,752	22,506,925
Allstate Corp. (The)	963,379	90,731,034
American Financial Group Inc./OH	208,585	20,067,963
American International Group Inc.	2,212,265	95,260,131
American National Insurance Co.	20,733	2,504,961
Arch Capital Group Ltd.(a)(b)	940,510	30,397,283
Arthur J Gallagher & Co.	524,289	40,946,971
Assurant Inc.	172,881	16,408,136
Assured Guaranty Ltd.	301,516	13,396,356
Athene Holding Ltd., Class A(a)	460,889	18,804,271
Axis Capital Holdings Ltd.	214,941	11,774,468
Brighthouse Financial Inc.(a)(b)	342,929	12,444,893
Brown & Brown Inc.	642,445	18,958,552
Chubb Ltd.	1,330,056	186,314,244
Cincinnati Financial Corp.	446,347	38,341,207
CNA Financial Corp.	77,118	3,343,065
Erie Indemnity Co., Class A, NVS	18,465	3,296,372
Everest Re Group Ltd.	70,773	15,284,137
Fidelity National Financial Inc.	763,335	27,899,894
First American Financial Corp.	312,611	16,099,467
Hanover Insurance Group Inc. (The)	124,103	14,168,840
Hartford Financial Services Group Inc. (The)	1,039,302	51,674,095

Security	Shares	Value

Insurance (continued)
Lincoln National Corp.	616,540	$36,190,898
Loews Corp.	808,725	38,762,189
Markel Corp.(a)	36,078	35,942,347
Marsh & McLennan Companies Inc.	782,331	73,460,881
Mercury General Corp.	77,945	3,902,706
MetLife Inc.	2,364,383	100,651,784
Old Republic International Corp.	822,271	17,201,909
Principal Financial Group Inc.	796,610	39,981,856
Prudential Financial Inc.	1,198,652	110,132,146
Reinsurance Group of America Inc.	180,339	25,604,531
RenaissanceRe Holdings Ltd.	106,162	15,234,247
Torchmark Corp.	300,849	24,654,576
Travelers Companies Inc. (The)	616,268	84,527,319
Unum Group	586,936	19,856,045
White Mountains Insurance Group Ltd.(b)	8,794	8,138,671
Willis Towers Watson PLC	374,957	65,861,197
WR Berkley Corp.	275,941	23,377,722

		1,582,347,889

Interactive Media & Services — 0.0%
Zillow Group Inc., Class A(a)(b)	43,161	1,476,106
Zillow Group Inc., Class C, NVS(a)(b)	99,643	3,461,598

		4,937,704

Internet & Direct Marketing Retail — 0.2%
eBay Inc.	1,949,928	72,420,326
Qurate Retail Inc.(a)(b)	1,206,284	19,276,418

		91,696,744

IT Services — 1.2%
Akamai Technologies Inc.(a)	29,704	2,130,074
Amdocs Ltd.	401,360	21,717,590
Booz Allen Hamilton Holding Corp.	22,513	1,308,906
Cognizant Technology Solutions Corp., Class A	163,377	11,836,664
Conduent Inc.(a)	546,886	7,563,433
CoreLogic Inc.(a)	86,582	3,226,045
DXC Technology Co.	779,259	50,114,146
Euronet Worldwide Inc.(a)(b)	69,935	9,972,032
Fidelity National Information Services Inc.	866,678	98,021,282
Genpact Ltd.	294,159	10,348,514
International Business Machines Corp.	750,030	105,829,233
Leidos Holdings Inc.	407,162	26,095,012
Sabre Corp.	159,628	3,414,443
Western Union Co. (The)	918,131	16,957,879
Worldpay Inc., Class A(a)	788,628	89,509,278

		458,044,531

Leisure Products — 0.1%
Brunswick Corp./DE	222,919	11,219,513
Hasbro Inc.	74,358	6,321,917
Mattel Inc.(a)	770,129	10,011,677

		27,553,107

Life Sciences Tools & Services — 1.4%
Agilent Technologies Inc.	921,734	74,088,979
Bio-Rad Laboratories Inc., Class A(a)	60,949	18,630,890
Bruker Corp.	180,340	6,932,270
Charles River Laboratories International Inc.(a)(b)	37,930	5,509,333
IQVIA Holdings Inc.(a)	501,424	72,129,842
PerkinElmer Inc.(b)	317,398	30,584,471
QIAGEN NV(a)	640,748	26,065,629
Thermo Fisher Scientific Inc.	1,094,724	299,647,853

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)	16,120	$4,057,565

		537,646,832

Machinery — 1.4%
AGCO Corp.	189,294	13,165,398
Caterpillar Inc.	134,331	18,200,507
Colfax Corp.(a)	243,939	7,240,110
Crane Co.	146,746	12,417,647
Cummins Inc.	274,930	43,403,199
Donaldson Co. Inc.	26,791	1,341,157
Dover Corp.	418,697	39,273,779
Flowserve Corp.	381,443	17,218,337
Fortive Corp.	67,595	5,670,545
Gardner Denver Holdings Inc.(a)	244,422	6,797,376
Gates Industrial Corp. PLC(a)(b)	127,603	1,829,827
IDEX Corp.	13,137	1,993,408
Ingersoll-Rand PLC	326,850	35,283,457
ITT Inc.	255,908	14,842,664
Middleby Corp. (The)(a)(b)	67,494	8,776,245
Nordson Corp.	10,868	1,440,227
Oshkosh Corp.	202,500	15,213,825
PACCAR Inc.	981,369	66,870,484
Parker-Hannifin Corp.	307,584	52,787,566
Pentair PLC	459,319	20,444,289
Snap-on Inc.	158,909	24,872,437
Stanley Black & Decker Inc.	439,720	59,876,672
Terex Corp.	185,451	5,958,541
Timken Co. (The)	196,254	8,560,599
Trinity Industries Inc.	426,748	9,273,234
Wabtec Corp.(b)	295,492	21,783,670
Xylem Inc./NY	230,227	18,197,142

		532,732,342

Marine — 0.0%
Kirby Corp.(a)(b)	172,846	12,982,463

Media — 2.2%
Charter Communications Inc., Class A(a)	144,678	50,190,245
Comcast Corp., Class A	13,038,655	521,285,427
Discovery Inc., Class A(a)(b)	450,454	12,171,267
Discovery Inc., Class C, NVS(a)	997,234	25,349,688
DISH Network Corp., Class A(a)	644,405	20,421,194
Fox Corp., Class A(a)	1,017,832	37,364,613
Fox Corp., Class B(a)	475,572	17,063,523
GCI Liberty Inc., Class A(a)	288,271	16,030,750
Interpublic Group of Companies Inc. (The)	997,132	20,949,743
John Wiley & Sons Inc., Class A	126,412	5,589,939
Liberty Broadband Corp., Class A(a)(b)	76,848	7,042,351
Liberty Broadband Corp., Class C, NVS(a)(b)	300,813	27,596,585
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	239,375	9,139,337
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	484,516	18,527,892
News Corp., Class A, NVS	1,119,246	13,923,420
News Corp., Class B	356,411	4,451,573
Omnicom Group Inc.	217,145	15,849,414
Tribune Media Co., Class A	254,961	11,763,901

		834,710,862

Metals & Mining — 0.6%
Alcoa Corp.(a)	545,514	15,361,674
Freeport-McMoRan Inc.	4,207,026	54,228,565
Newmont Mining Corp.	1,549,738	55,434,128

Security	Shares	Value

Metals & Mining (continued)
Nucor Corp.	886,362	$51,719,223
Reliance Steel & Aluminum Co.	199,600	18,015,896
Royal Gold Inc.	109,366	9,944,651
Steel Dynamics Inc.	541,723	19,106,570
U.S. Steel Corp.	501,379	9,771,877

		233,582,584

Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	1,556,494	28,016,892
Annaly Capital Management Inc.	4,020,037	40,160,170
Chimera Investment Corp.	528,889	9,911,380
MFA Financial Inc.	1,316,972	9,574,386
New Residential Investment Corp.	1,159,751	19,611,389
Starwood Property Trust Inc.	780,666	17,447,885
Two Harbors Investment Corp.	720,639	9,750,246

		134,472,348

Multi-Utilities — 2.0%
Ameren Corp.	702,934	51,700,796
CenterPoint Energy Inc.	1,449,217	44,490,962
CMS Energy Corp.	818,651	45,467,877
Consolidated Edison Inc.	903,856	76,656,027
Dominion Energy Inc.	2,201,298	168,751,505
DTE Energy Co.	522,671	65,197,980
MDU Resources Group Inc.	566,364	14,629,182
NiSource Inc.	1,080,171	30,957,701
Public Service Enterprise Group Inc.	1,459,250	86,694,042
Sempra Energy	794,797	100,033,150
WEC Energy Group Inc.	912,647	72,172,125

		756,751,347

Multiline Retail — 0.6%
Dollar Tree Inc.(a)	566,300	59,484,152
Kohl’s Corp.	476,059	32,738,577
Macy’s Inc.	883,466	21,229,688
Target Corp.	1,529,304	122,741,939

		236,194,356

Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	968,151	44,031,508
Antero Resources Corp.(a)(b)	322,606	2,848,611
Apache Corp.	1,035,027	35,874,036
Cabot Oil & Gas Corp.	318,734	8,318,957
Centennial Resource Development Inc./DE, Class A(a)	526,697	4,629,667
Cheniere Energy Inc.(a)	202,475	13,841,191
Chesapeake Energy Corp.(a)	2,601,854	8,065,747
Chevron Corp.	5,527,363	680,860,574
Cimarex Energy Co.	251,953	17,611,515
CNX Resources Corp.(a)	565,151	6,086,676
Concho Resources Inc.	492,042	54,596,980
ConocoPhillips	3,305,203	220,589,248
Continental Resources Inc./OK(a)(b)	128,432	5,749,901
Devon Energy Corp.	1,351,572	42,655,612
Diamondback Energy Inc.	378,745	38,453,980
EOG Resources Inc.	1,488,201	141,646,971
EQT Corp.	741,653	15,381,883
Equitrans Midstream Corp.	612,704	13,344,693
Extraction Oil & Gas Inc.(a)(b)	317,893	1,344,687
Exxon Mobil Corp.	12,293,781	993,337,505
Hess Corp.	756,259	45,549,480
HollyFrontier Corp.	461,843	22,755,005
Kinder Morgan Inc./DE	5,652,143	113,099,381

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Kosmos Energy Ltd.	606,657	$3,779,473
Marathon Oil Corp.	2,396,921	40,052,550
Marathon Petroleum Corp.	1,945,712	116,450,863
Murphy Oil Corp.	480,603	14,081,668
Noble Energy Inc.	1,387,739	34,318,786
Occidental Petroleum Corp.	2,192,310	145,130,922
ONEOK Inc.	698,240	48,765,082
Parsley Energy Inc., Class A(a)	227,698	4,394,571
PBF Energy Inc., Class A	343,175	10,686,470
Phillips 66	1,194,715	113,701,027
Pioneer Natural Resources Co.	219,545	33,432,313
QEP Resources Inc.(a)	672,057	5,235,324
Range Resources Corp.(b)	596,666	6,706,526
SM Energy Co.	315,661	5,520,911
Targa Resources Corp.	656,419	27,274,209
Valero Energy Corp.	1,230,671	104,397,821
Whiting Petroleum Corp.(a)(b)	255,251	6,672,261
Williams Companies Inc. (The)	3,461,763	99,421,833
WPX Energy Inc.(a)	1,161,520	15,227,527

		3,365,923,945

Paper & Forest Products — 0.0%
Domtar Corp.	179,590	8,916,644

Personal Products — 0.1%
Coty Inc., Class A(b)	1,340,612	15,417,038
Herbalife Nutrition Ltd.(a)(b)	258,222	13,683,184
Nu Skin Enterprises Inc., Class A	114,764	5,492,605

		34,592,827

Pharmaceuticals — 7.0%
Allergan PLC	983,163	143,944,895
Bristol-Myers Squibb Co.	2,223,318	106,074,502
Catalent Inc.(a)	319,503	12,968,627
Elanco Animal Health Inc.(a)	517,062	16,582,178
Eli Lilly & Co.	986,146	127,962,305
Jazz Pharmaceuticals PLC(a)	13,485	1,927,681
Johnson & Johnson	6,388,358	893,028,565
Merck & Co. Inc.	7,046,377	586,047,175
Mylan NV(a)	1,492,254	42,290,478
Perrigo Co. PLC	368,792	17,761,023
Pfizer Inc.	16,637,228	706,583,073

		2,655,170,502

Professional Services — 0.3%
Equifax Inc.	251,577	29,811,875
IHS Markit Ltd.(a)	1,118,261	60,811,033
ManpowerGroup Inc.	179,415	14,835,826
Nielsen Holdings PLC	1,030,877	24,400,859

		129,859,593

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	476,810	23,578,254
Howard Hughes Corp. (The)(a)(b)	69,293	7,622,230
Jones Lang LaSalle Inc.	131,938	20,342,201
Realogy Holdings Corp.	361,809	4,124,623

		55,667,308

Road & Rail — 0.9%
AMERCO	19,946	7,410,138
CSX Corp.	1,192,494	89,222,401
Genesee & Wyoming Inc., Class A(a)	134,025	11,678,938
Kansas City Southern	291,080	33,759,458
Knight-Swift Transportation Holdings Inc.(b)	364,548	11,913,429

Security	Shares	Value

Road & Rail (continued)
Norfolk Southern Corp.	775,584	$144,948,894
Ryder System Inc.	149,227	9,250,582
Schneider National Inc., Class B	112,661	2,371,514
Union Pacific Corp.	170,449	28,499,073

		339,054,427

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices Inc.	902,915	95,049,862
Broadcom Inc.	472,178	141,988,646
Cypress Semiconductor Corp.	316,271	4,718,763
First Solar Inc.(a)(b)	234,608	12,396,687
Intel Corp.	13,063,940	701,533,578
Marvell Technology Group Ltd.	1,178,320	23,436,785
Micron Technology Inc.(a)	702,286	29,025,480
NXP Semiconductors NV	932,268	82,403,169
Qorvo Inc.(a)	354,329	25,416,019
QUALCOMM Inc.	3,517,158	200,583,521
Skyworks Solutions Inc.	147,455	12,162,088
Teradyne Inc.	437,371	17,424,861

		1,346,139,459

Software — 1.6%
Aspen Technology Inc.(a)	10,950	1,141,647
Autodesk Inc.(a)	102,251	15,932,751
Elastic NV(a)(b)	4,745	378,983
FireEye Inc.(a)(b)	177,087	2,973,291
LogMeIn Inc.	49,421	3,958,622
Microsoft Corp.	1,166,137	137,534,198
Nuance Communications Inc.(a)	833,536	14,111,764
Oracle Corp.	6,322,821	339,598,716
Pluralsight Inc., Class A(a)	30,163	957,374
SolarWinds Corp.(a)(b)	24,148	471,369
SS&C Technologies Holdings Inc.	43,133	2,747,141
Symantec Corp.	1,838,381	42,264,379
Synopsys Inc.(a)(b)	388,469	44,732,205
Teradata Corp.(a)	99,519	4,344,004

		611,146,444

Specialty Retail — 0.5%
Advance Auto Parts Inc.	140,584	23,973,789
AutoNation Inc.(a)(b)	157,538	5,627,257
AutoZone Inc.(a)(b)	9,210	9,432,145
Best Buy Co. Inc.	499,992	35,529,431
CarMax Inc.(a)(b)	193,726	13,522,075
Dick’s Sporting Goods Inc.	209,609	7,715,707
Foot Locker Inc.	325,660	19,734,996
Gap Inc. (The)	584,820	15,310,588
L Brands Inc.	537,391	14,821,244
Michaels Companies Inc. (The)(a)(b)	236,733	2,703,491
Penske Automotive Group Inc.	100,281	4,477,547
Tiffany & Co.	290,047	30,614,461
Williams-Sonoma Inc.	182,518	10,270,288

		193,733,019

Technology Hardware, Storage & Peripherals — 0.6%
Dell Technologies Inc., Class C(a)	405,165	23,779,134
Hewlett Packard Enterprise Co.	4,042,058	62,368,955
HP Inc.	4,518,049	87,785,692
NCR Corp.(a)(b)	60,293	1,645,396
Western Digital Corp.	837,807	40,265,004
Xerox Corp.	581,414	18,593,620

		234,437,801

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.(a)	183,431	$8,391,968
Columbia Sportswear Co.	76,213	7,939,870
PVH Corp.	218,710	26,671,685
Ralph Lauren Corp.	151,947	19,704,487
Skechers U.S.A. Inc., Class A(a)	199,215	6,695,616
Tapestry Inc.	668,615	21,723,302
Under Armour Inc., Class A(a)	135,815	2,871,129
Under Armour Inc., Class C, NVS(a)	139,392	2,630,327
VF Corp.	217,175	18,874,679

		115,503,063

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	1,336,199	15,459,822
TFS Financial Corp.	140,850	2,319,800

		17,779,622

Tobacco — 1.1%
Philip Morris International Inc.	4,507,376	398,406,965

Trading Companies & Distributors — 0.1%
Air Lease Corp.	255,948	8,791,814
HD Supply Holdings Inc.(a)	362,648	15,720,791
MSC Industrial Direct Co. Inc., Class A	69,551	5,752,563
Univar Inc.(a)(b)	314,154	6,961,652
Watsco Inc.	18,018	2,580,358
WESCO International Inc.(a)	133,912	7,098,675

		46,905,853

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	226,092	9,319,512

Water Utilities — 0.2%
American Water Works Co. Inc.	525,081	54,744,945
Aqua America Inc.	517,111	18,843,525

		73,588,470

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)	1,892,440	10,692,286
Telephone & Data Systems Inc.	288,117	8,853,835
T-Mobile U.S. Inc.(a)(b)	309,537	21,389,007
U.S. Cellular Corp.(a)	40,638	1,865,691

		42,800,819

Total Common Stocks — 99.7% (Cost: $34,706,423,421)		37,779,110,225

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)(e)	176,789,024	176,859,741
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)(d)	46,096,335	46,096,335

		222,956,076

Total Short-Term Investments — 0.6% (Cost: $222,898,277)		222,956,076

Total Investments in Securities — 100.3% (Cost: $34,929,321,698)		38,002,066,301

Other Assets, Less Liabilities — (0.3)%		(124,516,752)

Net Assets — 100.0%		$37,877,549,549

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

See notes to financial statements.

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
AAR Corp.	699,209	$22,731,285
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,538,053	54,647,023
Aerovironment Inc.(a)(b)	450,044	30,787,510
Astronics Corp.(a)(b)	448,752	14,683,166
Axon Enterprise Inc.(a)(b)	1,220,041	66,382,431
Cubic Corp.(b)	670,799	37,725,736
Ducommun Inc.(a)(b)	224,568	9,773,199
KeyW Holding Corp. (The)(a)(b)	1,041,110	8,974,368
Kratos Defense & Security Solutions Inc.(a)(b)	1,869,384	29,218,472
Maxar Technologies Ltd.(a)(b)	1,183,954	4,759,495
Mercury Systems Inc.(a)	997,674	63,930,950
Moog Inc., Class A	686,732	59,711,347
National Presto Industries Inc.	104,824	11,378,645
Triumph Group Inc.(b)	1,031,224	19,655,130
Vectrus Inc.(a)(b)	243,056	6,462,859
Wesco Aircraft Holdings Inc.(a)(b)	1,158,265	10,181,149

		451,002,765

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	1,235,912	28,487,771
Atlas Air Worldwide Holdings Inc.(a)	509,720	25,771,443
Echo Global Logistics Inc.(a)(b)	592,844	14,690,674
Forward Air Corp.	619,153	40,077,774
Hub Group Inc., Class A(a)	692,295	28,280,251
Radiant Logistics Inc.(a)(b)	804,106	5,065,868

		142,373,781

Airlines — 0.5%
Allegiant Travel Co.	273,782	35,446,555
Hawaiian Holdings Inc.	1,041,025	27,326,906
Mesa Air Group Inc.(a)(b)	234,218	1,953,378
SkyWest Inc.	1,089,720	59,160,899
Spirit Airlines Inc.(a)(b)	1,462,846	77,326,040

		201,213,778

Auto Components — 0.9%
American Axle & Manufacturing Holdings Inc.(a)(b)	2,358,771	33,754,013
Cooper Tire & Rubber Co.	1,076,380	32,172,998
Cooper-Standard Holdings Inc.(a)(b)	377,371	17,721,342
Dana Inc.	3,124,338	55,425,756
Dorman Products Inc.(a)(b)	573,950	50,559,256
Fox Factory Holding Corp.(a)(b)	765,620	53,509,182
Gentherm Inc.(a)(b)	750,368	27,658,564
LCI Industries	523,185	40,191,072
Modine Manufacturing Co.(a)(b)	1,042,992	14,466,299
Motorcar Parts of America Inc.(a)(b)	395,101	7,455,556
Shiloh Industries Inc.(a)(b)	341,358	1,877,469
Standard Motor Products Inc.	452,875	22,236,163
Stoneridge Inc.(a)(b)	577,563	16,668,468
Superior Industries International Inc.	531,591	2,530,373
Tenneco Inc., Class A	1,077,615	23,879,948
Tower International Inc.	423,204	8,899,980

		409,006,439

Automobiles — 0.1%
Winnebago Industries Inc.	662,438	20,634,944

Banks — 8.9%
1st Constitution Bancorp.	154,305	2,742,000
1st Source Corp.	333,350	14,970,748
ACNB Corp.	143,672	5,315,864
Allegiance Bancshares Inc.(a)(b)	247,591	8,348,769

Security	Shares	Value

Banks (continued)
Amalgamated Bank, Class A(b)	247,549	$3,874,142
American National Bankshares Inc.	171,505	5,988,955
Ameris Bancorp.	915,032	31,431,349
Ames National Corp.	190,869	5,231,719
Arrow Financial Corp.	255,172	8,392,607
Atlantic Capital Bancshares Inc.(a)(b)	536,289	9,562,033
Auburn National BanCorp. Inc.(b)	49,636	1,957,147
Banc of California Inc.	946,979	13,106,189
BancFirst Corp.	386,787	20,170,942
Bancorp. Inc. (The)(a)(b)	1,062,576	8,585,614
BancorpSouth Bank	2,017,388	56,930,689
Bank of Commerce Holdings	354,312	3,737,992
Bank of Marin Bancorp.	285,866	11,631,888
Bank of NT Butterfield & Son Ltd. (The)	1,190,844	42,727,483
Bank of Princeton (The)(b)	121,386	3,851,578
BankFinancial Corp.	276,220	4,107,391
Bankwell Financial Group Inc.	135,271	3,947,208
Banner Corp.	682,426	36,967,016
Bar Harbor Bankshares	331,328	8,571,455
Baycom Corp.(a)(b)	215,114	4,870,181
BCB Bancorp. Inc.	284,944	3,818,250
Berkshire Hills Bancorp. Inc.	868,544	23,659,139
Blue Hills Bancorp. Inc.	492,980	11,782,222
Boston Private Financial Holdings Inc.	1,696,502	18,593,662
Bridge Bancorp. Inc.	348,691	10,216,646
Brookline Bancorp. Inc.	1,608,979	23,169,298
Bryn Mawr Bank Corp.	419,167	15,144,504
Business First Bancshares Inc.(b)	227,363	5,579,488
Byline Bancorp Inc.(a)(b)	346,311	6,399,827
C&F Financial Corp.	69,859	3,534,865
Cadence BanCorp.	2,580,210	47,862,895
Cambridge Bancorp	77,511	6,421,786
Camden National Corp.	324,424	13,534,969
Capital Bancorp Inc/MD(a)(b)	132,775	1,542,846
Capital City Bank Group Inc.	249,073	5,424,810
Capstar Financial Holdings Inc.	173,560	2,506,206
Carolina Financial Corp.(b)	450,912	15,597,046
Cathay General Bancorp.	1,657,356	56,200,942
CB Financial Services Inc.	98,307	2,332,825
CBTX Inc.(b)	379,317	12,316,423
CenterState Bank Corp.	1,967,416	46,844,175
Central Pacific Financial Corp.	556,878	16,060,362
Central Valley Community Bancorp.	242,180	4,734,619
Century Bancorp. Inc./MA, Class A, NVS	60,942	4,448,766
Chemical Financial Corp.	1,527,024	62,852,308
Chemung Financial Corp.	72,948	3,423,450
Citizens & Northern Corp.	262,390	6,570,246
City Holding Co.	334,421	25,479,536
Civista Bancshares Inc.	290,760	6,347,291
CNB Financial Corp./PA	303,648	7,673,185
Coastal Financial Corp/WA(a)(b)	131,813	2,239,503
Codorus Valley Bancorp. Inc.	201,802	4,308,473
Columbia Banking System Inc.	1,560,192	51,002,676
Community Bank System Inc.	1,073,719	64,176,185
Community Bankers Trust Corp.	439,455	3,216,811
Community Financial Corp. (The)	99,071	2,810,644
Community Trust Bancorp. Inc.	329,321	13,521,920
ConnectOne Bancorp. Inc.	639,786	12,603,784
County Bancorp. Inc.	112,397	1,978,187
Customers Bancorp. Inc.(a)(b)	628,275	11,503,715

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
CVB Financial Corp.	2,398,853	$50,495,856
Eagle Bancorp. Inc.(a)	687,367	34,505,823
Enterprise Bancorp. Inc./MA	206,863	5,943,174
Enterprise Financial Services Corp.	476,712	19,435,548
Equity Bancshares Inc., Class A(a)(b)	280,913	8,090,294
Esquire Financial Holdings Inc.(a)	125,553	2,857,586
Evans Bancorp. Inc.	104,464	3,724,142
Farmers & Merchants Bancorp. Inc./Archbold OH	189,754	5,711,595
Farmers National Banc Corp.	529,725	7,304,908
FB Financial Corp.	353,735	11,234,624
Fidelity D&D Bancorp. Inc.(b)	58,854	3,479,448
Fidelity Southern Corp.	470,367	12,883,352
Financial Institutions Inc.	322,817	8,774,166
First Bancorp. Inc./ME	224,815	5,602,390
First BanCorp./Puerto Rico	4,548,685	52,127,930
First Bancorp./Southern Pines NC	627,510	21,812,248
First Bancshares Inc. (The)	260,322	8,043,950
First Bank/Hamilton NJ	342,958	3,954,306
First Busey Corp.	935,293	22,821,149
First Business Financial Services Inc.	179,974	3,603,079
First Choice Bancorp.(b)	186,914	4,018,651
First Commonwealth Financial Corp.	2,032,721	25,612,285
First Community Bankshares Inc.	332,424	11,016,531
First Community Corp./SC	150,662	2,873,124
First Financial Bancorp.	2,032,152	48,893,577
First Financial Bankshares Inc.	1,386,524	80,113,357
First Financial Corp./IN	250,498	10,520,916
First Financial Northwest Inc.	171,682	2,703,992
First Foundation Inc.	823,934	11,180,784
First Guaranty Bancshares Inc.	103,504	2,121,832
First Internet Bancorp.	203,795	3,939,357
First Interstate BancSystem Inc., Class A(b)	710,907	28,308,317
First Merchants Corp.	1,055,055	38,878,777
First Mid-Illinois Bancshares Inc.	270,703	9,019,824
First Midwest Bancorp. Inc.	2,249,905	46,033,056
First Northwest Bancorp.	208,915	3,252,807
First of Long Island Corp. (The)	515,935	11,314,455
First Savings Financial Group Inc.	38,239	2,066,818
First United Corp.	143,694	2,480,158
Flushing Financial Corp.	576,155	12,635,079
Franklin Financial Network Inc.(b)	268,661	7,793,856
Fulton Financial Corp.	3,575,391	55,347,053
FVCBankcorp Inc.(a)(b)	38,789	655,922
German American Bancorp. Inc.	485,112	14,262,293
Glacier Bancorp. Inc.	1,819,939	72,924,956
Great Southern Bancorp. Inc.	235,414	12,217,987
Great Western Bancorp. Inc.	1,215,768	38,406,111
Guaranty Bancshares Inc./TX	163,967	4,791,116
Hancock Whitney Corp.	1,819,574	73,510,790
Hanmi Financial Corp.	630,041	13,400,972
HarborOne Bancorp Inc.(a)(b)	305,170	5,248,924
Heartland Financial USA Inc.	623,617	26,597,265
Heritage Commerce Corp.	839,705	10,160,431
Heritage Financial Corp./WA	779,658	23,498,892
Hilltop Holdings Inc.	1,524,242	27,817,416
Home BancShares Inc./AR	3,360,236	59,039,347
HomeTrust Bancshares Inc.	368,182	9,278,186
Hope Bancorp Inc.	2,583,327	33,789,917
Horizon Bancorp Inc./IN	778,132	12,520,144
Howard Bancorp. Inc.(a)(b)	274,618	4,067,093

Security	Shares	Value

Banks (continued)
IBERIABANK Corp.	1,185,356	$85,001,879
Independent Bank Corp./MI	461,654	9,925,561
Independent Bank Corp./Rockland MA	590,841	47,864,029
Independent Bank Group Inc.	703,744	36,095,030
International Bancshares Corp.	1,186,346	45,116,738
Investar Holding Corp.	186,744	4,240,956
Investors Bancorp. Inc.	5,087,972	60,292,468
Lakeland Bancorp. Inc.	950,202	14,186,516
Lakeland Financial Corp.	522,016	23,605,564
LCNB Corp.	205,567	3,525,474
LegacyTexas Financial Group Inc.	1,013,235	37,884,857
Level One Bancorp. Inc.(b)	107,953	2,510,987
Live Oak Bancshares Inc.(b)	534,895	7,814,816
Macatawa Bank Corp.	574,110	5,706,653
Malvern Bancorp. Inc.(a)(b)	158,133	3,181,636
MBT Financial Corp.	360,501	3,612,220
Mercantile Bank Corp.	344,792	11,281,594
Metropolitan Bank Holding Corp.(a)(b)	137,108	4,769,987
Mid Penn Bancorp. Inc.	98,572	2,415,014
Middlefield Banc Corp.	64,069	2,640,283
Midland States Bancorp. Inc.	443,198	10,663,344
MidSouth Bancorp. Inc.(b)	336,581	3,840,389
MidWestOne Financial Group Inc.	244,894	6,673,362
MutualFirst Financial Inc.	124,868	3,742,294
MVB Financial Corp.	176,920	2,698,030
National Bank Holdings Corp., Class A	613,247	20,396,595
National Bankshares Inc.	148,674	6,370,681
National Commerce Corp.(a)	382,960	15,015,862
NBT Bancorp. Inc.	902,838	32,511,196
Nicolet Bankshares Inc.(a)(b)	166,954	9,950,458
Northeast Bancorp.	171,131	3,538,989
Northrim BanCorp. Inc.	149,230	5,136,497
Norwood Financial Corp.	129,144	3,982,801
Oak Valley Bancorp.(b)	145,672	2,569,654
OFG Bancorp.	914,833	18,104,545
Ohio Valley Banc Corp.	93,210	3,369,542
Old Line Bancshares Inc.	329,426	8,212,590
Old National Bancorp./IN	3,240,104	53,137,706
Old Second Bancorp. Inc.(b)	632,362	7,961,438
Opus Bank	412,480	8,167,104
Origin Bancorp Inc.(b)	376,930	12,834,467
Orrstown Financial Services Inc.	152,970	2,843,712
Pacific City Financial Corp.(b)	245,105	4,277,082
Pacific Mercantile Bancorp.(a)	353,656	2,694,859
Pacific Premier Bancorp. Inc.(b)	987,003	26,185,190
Park National Corp.	292,927	27,754,833
Parke Bancorp. Inc.	149,148	3,115,702
Peapack Gladstone Financial Corp.(b)	401,552	10,528,693
Penns Woods Bancorp. Inc.	93,666	3,849,673
Peoples Bancorp. Inc./OH	371,396	11,502,134
Peoples Bancorp. of North Carolina Inc.	93,912	2,498,059
Peoples Financial Services Corp.	145,928	6,601,783
People’s Utah Bancorp.	323,312	8,525,737
Preferred Bank/Los Angeles CA	300,609	13,518,387
Premier Financial Bancorp. Inc.	266,384	4,184,893
QCR Holdings Inc.(b)	274,641	9,315,823
RBB Bancorp.	287,275	5,400,770
Reliant Bancorp Inc.(b)	212,168	4,735,590
Renasant Corp.	1,026,352	34,742,015
Republic Bancorp. Inc./KY, Class A	207,360	9,273,139

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Republic First Bancorp. Inc.(a)(b)	921,251	$4,836,568
S&T Bancorp. Inc.	700,936	27,708,000
Sandy Spring Bancorp. Inc.	738,970	23,114,982
SB One Bancorp.	150,100	3,260,172
Seacoast Banking Corp. of Florida(a)(b)	979,338	25,805,556
Select Bancorp. Inc.(a)(b)	324,136	3,685,426
ServisFirst Bancshares Inc.(b)	992,245	33,498,191
Shore Bancshares Inc.	281,552	4,197,940
Sierra Bancorp.	296,244	7,198,729
Simmons First National Corp., Class A	1,931,255	47,277,122
SmartFinancial Inc.(a)(b)	238,966	4,518,847
South State Corp.	763,409	52,171,371
Southern First Bancshares Inc.(a)	144,098	4,880,599
Southern National Bancorp. of Virginia Inc.	410,919	6,019,963
Southside Bancshares Inc.	669,129	22,235,157
Spirit of Texas Bancshares Inc.(a)(b)	191,862	4,067,474
Stock Yards Bancorp. Inc.	459,150	15,523,861
Summit Financial Group Inc.	240,533	6,376,530
Tompkins Financial Corp.	315,344	23,988,218
TowneBank/Portsmouth VA	1,405,547	34,787,288
TriCo Bancshares	538,002	21,138,099
TriState Capital Holdings Inc.(a)(b)	532,942	10,888,005
Triumph Bancorp. Inc.(a)(b)	524,424	15,412,821
Trustmark Corp.	1,388,871	46,707,732
UMB Financial Corp.	970,310	62,138,652
Union Bankshares Corp.	1,650,849	53,371,948
Union Bankshares Inc./Morrisville VT(b)	85,919	3,886,116
United Bankshares Inc./WV	2,090,838	75,771,969
United Community Banks Inc./GA	1,608,623	40,102,971
United Security Bancshares/Fresno CA	266,590	2,825,854
Unity Bancorp. Inc.	159,995	3,020,706
Univest Financial Corp.	606,426	14,833,180
Valley National Bancorp.	6,904,165	66,141,901
Veritex Holdings Inc.	955,071	23,131,820
Washington Trust Bancorp. Inc.	318,364	15,329,227
WesBanco Inc.	1,113,738	44,271,085
West Bancorp. Inc.	336,749	6,963,969
Westamerica Bancorp.	550,602	34,027,204

		3,846,386,513

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	175,313	51,670,000
Castle Brands Inc.(a)(b)	2,176,101	1,515,654
Celsius Holdings Inc.(a)(b)	480,089	2,045,179
Coca-Cola Consolidated Inc.(b)	99,648	28,681,684
Craft Brew Alliance Inc.(a)(b)	283,996	3,970,264
MGP Ingredients Inc.(b)	280,957	21,675,833
National Beverage Corp.(b)	247,338	14,278,823
Primo Water Corp.(a)(b)	713,502	11,030,741

		134,868,178

Biotechnology — 6.9%
Abeona Therapeutics Inc.(a)(b)	648,106	4,770,060
ACADIA Pharmaceuticals Inc.(a)(b)	2,418,301	64,931,382
Acceleron Pharma Inc.(a)(b)	933,712	43,482,968
Achaogen Inc.(a)(b)	610,515	278,578
Achillion Pharmaceuticals Inc.(a)(b)	2,965,683	8,778,422
Acorda Therapeutics Inc.(a)(b)	931,486	12,379,449
Adamas Pharmaceuticals Inc.(a)(b)	461,587	3,281,884
ADMA Biologics Inc.(a)(b)	397,744	1,507,450
Aduro Biotech Inc.(a)(b)	1,348,164	5,365,693

Security	Shares	Value

Biotechnology (continued)
Adverum Biotechnologies Inc.(a)(b)	1,144,065	$5,994,901
Aeglea BioTherapeutics Inc.(a)(b)	406,503	3,272,349
Agenus Inc.(a)(b)	1,977,015	5,871,735
AgeX Therapeutics Inc.(a)(b)	188,780	764,559
Aimmune Therapeutics Inc.(a)(b)	935,898	20,917,320
Akcea Therapeutics Inc.(a)(b)	287,315	8,139,634
Akebia Therapeutics Inc.(a)(b)	1,855,165	15,193,801
Albireo Pharma Inc.(a)(b)	191,397	6,164,897
Alder Biopharmaceuticals Inc.(a)(b)	1,251,038	17,076,669
Aldeyra Therapeutics Inc.(a)(b)	442,315	3,994,104
Alector Inc.(a)(b)	117,549	2,200,517
Allakos Inc.(a)(b)	301,119	12,195,320
Allena Pharmaceuticals Inc.(a)(b)	243,709	1,710,837
Allogene Therapeutics Inc.(a)(b)	461,469	13,341,069
AMAG Pharmaceuticals Inc.(a)(b)	744,647	9,591,053
Amicus Therapeutics Inc.(a)(b)	4,048,885	55,064,836
AnaptysBio Inc.(a)(b)	448,133	32,736,116
Anika Therapeutics Inc.(a)(b)	290,662	8,789,619
Apellis Pharmaceuticals Inc.(a)(b)	770,245	15,019,777
Aptinyx Inc.(a)(b)	275,352	1,115,176
Arbutus Biopharma Corp.(a)(b)	741,870	2,655,895
Arcus Biosciences Inc.(a)(b)	656,221	8,196,200
Ardelyx Inc.(a)	932,382	2,610,670
Arena Pharmaceuticals Inc.(a)(b)	1,061,828	47,601,749
ArQule Inc.(a)(b)	2,353,930	11,275,325
Array BioPharma Inc.(a)(b)	4,499,423	109,695,933
Arrowhead Pharmaceuticals Inc.(a)(b)	1,986,339	36,449,321
Assembly Biosciences Inc.(a)(b)	438,421	8,632,509
Atara Biotherapeutics Inc.(a)(b)	893,597	35,520,481
Athenex Inc.(a)(b)	937,414	11,483,322
Athersys Inc.(a)(b)	2,393,045	3,589,568
Audentes Therapeutics Inc.(a)(b)	790,173	30,832,550
AVEO Pharmaceuticals Inc.(a)(b)	2,244,086	1,840,375
Avid Bioservices Inc.(a)(b)	1,064,912	4,525,876
Avrobio Inc.(a)(b)	269,572	5,944,063
Bellicum Pharmaceuticals Inc.(a)(b)	837,233	2,821,475
BioCryst Pharmaceuticals Inc.(a)(b)	2,332,698	18,988,162
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	662,759	34,112,206
BioSpecifics Technologies Corp.(a)(b)	123,479	7,696,446
BioTime Inc.(a)(b)	2,363,840	3,096,630
Blueprint Medicines Corp.(a)(b)	882,720	70,661,736
Calithera Biosciences Inc.(a)(b)	730,871	4,926,071
Calyxt Inc.(a)(b)	138,111	2,429,372
Cara Therapeutics Inc.(a)(b)	701,523	13,763,881
CareDx Inc.(a)(b)	750,596	23,658,786
CASI Pharmaceuticals Inc.(a)(b)	1,048,681	3,009,714
Catalyst Biosciences Inc.(a)(b)	249,824	2,026,073
Catalyst Pharmaceuticals Inc.(a)(b)	2,027,180	10,338,618
Celcuity Inc.(a)(b)	122,045	2,674,006
Cellular Biomedicine Group Inc.(a)(b)	243,911	4,219,660
ChemoCentryx Inc.(a)(b)	493,885	6,860,063
Chimerix Inc.(a)(b)	952,799	2,000,878
Clovis Oncology Inc.(a)(b)	1,014,401	25,177,433
Cohbar Inc.(a)(b)	469,006	1,528,960
Coherus Biosciences Inc.(a)(b)	1,118,743	15,259,655
Concert Pharmaceuticals Inc.(a)(b)	447,560	5,402,049
Constellation Pharmaceuticals Inc.(a)(b)	335,426	4,545,022
Corbus Pharmaceuticals Holdings Inc.(a)(b)	1,182,139	8,215,866
Corvus Pharmaceuticals Inc.(a)(b)	291,321	1,171,110
Crinetics Pharmaceuticals Inc.(a)(b)	182,925	4,163,373

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
CTI BioPharma Corp.(a)(b)	1,073,613	$1,041,619
Cue Biopharma Inc.(a)(b)	371,441	2,871,239
Cytokinetics Inc.(a)(b)	966,359	7,817,844
CytomX Therapeutics Inc.(a)(b)	971,375	10,442,281
Deciphera Pharmaceuticals Inc.(a)(b)	192,416	4,465,975
Denali Therapeutics Inc.(a)(b)	966,367	22,439,042
Dicerna Pharmaceuticals Inc.(a)(b)	1,163,515	17,045,495
Dynavax Technologies Corp.(a)(b)	1,351,657	9,880,613
Eagle Pharmaceuticals Inc./DE(a)(b)	226,157	11,418,667
Editas Medicine Inc.(a)(b)	983,705	24,051,587
Eidos Therapeutics Inc.(a)(b)	344,328	8,074,492
Emergent BioSolutions Inc.(a)(b)	972,801	49,145,907
Enanta Pharmaceuticals Inc.(a)(b)	357,350	34,134,072
Epizyme Inc.(a)(b)	1,282,179	15,886,198
Equillium Inc.(a)(b)	107,901	863,208
Esperion Therapeutics Inc.(a)(b)	483,833	19,425,895
Evelo Biosciences Inc.(a)(b)	288,322	2,306,576
Fate Therapeutics Inc.(a)	1,297,848	22,803,189
Fennec Pharmaceuticals Inc.(a)(b)	238,179	1,155,168
FibroGen Inc.(a)(b)	1,621,624	88,135,264
Five Prime Therapeutics Inc.(a)(b)	706,424	9,466,082
Flexion Therapeutics Inc.(a)(b)	734,504	9,166,610
Fortress Biotech Inc.(a)(b)	680,590	1,211,450
Forty Seven Inc.(a)(b)	296,832	4,796,805
G1 Therapeutics Inc.(a)(b)	503,225	8,353,535
Genomic Health Inc.(a)(b)	446,886	31,304,364
Geron Corp.(a)(b)	3,595,336	5,968,258
Global Blood Therapeutics Inc.(a)(b)	1,135,751	60,115,300
GlycoMimetics Inc.(a)(b)	740,361	9,224,898
Gossamer Bio Inc.(a)(b)	235,055	5,093,642
Gritstone Oncology Inc.(a)(b)	144,351	1,919,868
GTx Inc.(a)(b)	96,823	116,188
Halozyme Therapeutics Inc.(a)(b)	2,680,337	43,153,426
Harpoon Therapeutics Inc.(a)(b)	54,351	514,704
Heron Therapeutics Inc.(a)(b)	1,470,775	35,945,741
Homology Medicines Inc.(a)(b)	359,262	9,962,335
Idera Pharmaceuticals Inc.(a)(b)	401,757	1,024,480
Immune Design Corp.(a)	764,662	4,473,273
ImmunoGen Inc.(a)(b)	3,065,174	8,306,622
Immunomedics Inc.(a)(b)	3,191,126	61,301,530
Inovio Pharmaceuticals Inc.(a)(b)	1,887,585	7,040,692
Insmed Inc.(a)(b)	1,624,883	47,235,349
Insys Therapeutics Inc.(a)(b)	564,974	2,610,180
Intellia Therapeutics Inc.(a)(b)	701,797	11,986,693
Intercept Pharmaceuticals Inc.(a)(b)	464,666	51,977,539
Intrexon Corp.(a)(b)	1,579,925	8,310,406
Invitae Corp.(a)(b)	1,504,081	35,225,577
Iovance Biotherapeutics Inc.(a)(b)	2,263,737	21,528,139
Ironwood Pharmaceuticals Inc.(a)(b)	2,983,758	40,370,246
Jounce Therapeutics Inc.(a)(b)	353,718	2,193,052
Kadmon Holdings Inc.(a)(b)	2,077,154	5,483,687
Karyopharm Therapeutics Inc.(a)(b)	1,068,042	6,237,365
Kezar Life Sciences Inc.(a)(b)	266,742	4,732,003
Kindred Biosciences Inc.(a)(b)	732,601	6,717,951
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	251,293	4,538,352
Kodiak Sciences Inc.(a)(b)	198,257	1,294,618
Kura Oncology Inc.(a)(b)	590,567	9,797,507
La Jolla Pharmaceutical Co.(a)(b)	450,594	2,897,319
Lexicon Pharmaceuticals Inc.(a)(b)	915,743	5,091,531
Ligand Pharmaceuticals Inc.(a)(b)	446,837	56,171,879

Security	Shares	Value

Biotechnology (continued)
LogicBio Therapeutics Inc.(a)(b)	169,772	$1,677,347
MacroGenics Inc.(a)(b)	844,470	15,183,571
Madrigal Pharmaceuticals Inc.(a)(b)	147,844	18,518,939
Magenta Therapeutics Inc.(a)(b)	305,232	5,027,171
MannKind Corp.(a)(b)	3,465,448	6,826,933
MediciNova Inc.(a)(b)	860,401	7,124,120
MeiraGTx Holdings PLC(a)(b)	254,641	4,387,464
Mersana Therapeutics Inc.(a)(b)	262,639	1,381,481
Minerva Neurosciences Inc.(a)(b)	643,295	5,056,299
Miragen Therapeutics Inc.(a)(b)	538,896	1,503,520
Mirati Therapeutics Inc.(a)(b)	454,614	33,323,206
Molecular Templates Inc.(a)(b)	255,077	1,481,997
Momenta Pharmaceuticals Inc.(a)(b)	2,065,327	30,009,201
Mustang Bio Inc.(a)(b)	350,130	1,193,943
Myriad Genetics Inc.(a)(b)	1,459,197	48,445,340
NantKwest Inc.(a)(b)	625,654	988,533
Natera Inc.(a)(b)	710,970	14,660,201
Neon Therapeutics Inc.(a)(b)	292,540	1,889,808
NewLink Genetics Corp.(a)(b)	596,930	1,152,075
Novavax Inc.(a)(b)	8,209,316	4,522,512
Nymox Pharmaceutical Corp.(a)(b)	732,555	1,443,133
OPKO Health Inc.(a)(b)	6,844,375	17,863,819
Organovo Holdings Inc.(a)(b)	2,354,007	2,335,175
Ovid therapeutics Inc.(a)(b)	271,650	480,821
Palatin Technologies Inc.(a)(b)	4,243,891	4,159,862
PDL BioPharma Inc.(a)(b)	3,104,328	11,548,100
Pfenex Inc.(a)(b)	607,074	3,751,717
Pieris Pharmaceuticals Inc.(a)(b)	1,091,215	3,655,570
PolarityTE Inc.(a)(b)	210,868	2,256,288
Portola Pharmaceuticals Inc.(a)(b)	1,381,607	47,941,763
Principia Biopharma Inc.(a)(b)	119,363	4,058,342
Progenics Pharmaceuticals Inc.(a)(b)	1,760,732	8,169,796
Proteostasis Therapeutics Inc.(a)(b)	717,675	904,271
Prothena Corp. PLC(a)(b)	844,268	10,240,971
PTC Therapeutics Inc.(a)(b)	1,091,146	41,070,735
Puma Biotechnology Inc.(a)(b)	616,610	23,918,302
Ra Pharmaceuticals Inc.(a)(b)	398,843	8,934,083
Radius Health Inc.(a)(b)	882,125	17,589,572
Recro Pharma Inc.(a)(b)	370,975	2,173,914
REGENXBIO Inc.(a)(b)	682,342	39,105,020
Repligen Corp.(a)(b)	838,118	49,516,011
Replimune Group Inc.(a)(b)	248,482	3,781,896
Retrophin Inc.(a)(b)	883,144	19,985,549
Rhythm Pharmaceuticals Inc.(a)(b)	317,451	8,701,332
Rigel Pharmaceuticals Inc.(a)(b)	3,641,761	9,359,326
Rocket Pharmaceuticals Inc.(a)(b)	500,459	8,778,051
Rubius Therapeutics Inc.(a)(b)	722,131	13,070,571
Sangamo Therapeutics Inc.(a)(b)	2,166,670	20,670,032
Savara Inc.(a)	616,668	4,544,843
Scholar Rock Holding Corp.(a)(b)	315,674	5,931,514
Selecta Biosciences Inc.(a)(b)	608,146	1,441,306
Seres Therapeutics Inc.(a)(b)	466,984	3,208,180
Solid Biosciences Inc.(a)(b)	254,098	2,337,702
Sorrento Therapeutics Inc.(a)(b)	2,452,915	11,651,346
Spark Therapeutics Inc.(a)(b)	670,336	76,337,864
Spectrum Pharmaceuticals Inc.(a)(b)	2,136,905	22,843,514
Spero Therapeutics Inc.(a)(b)	159,338	2,041,120
Spring Bank Pharmaceuticals Inc.(a)	290,181	3,043,999
Stemline Therapeutics Inc.(a)(b)	810,943	10,420,618
Surface Oncology Inc.(a)(b)	236,451	1,127,871

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Sutro Biopharma Inc.(a)(b)	133,388	$1,519,289
Syndax Pharmaceuticals Inc.(a)(b)	311,622	1,636,016
Synlogic Inc.(a)(b)	323,829	2,457,862
Synthorx Inc.(a)(b)	154,744	3,152,135
Syros Pharmaceuticals Inc.(a)(b)	514,708	4,704,431
T2 Biosystems Inc.(a)(b)	697,878	1,835,419
TG Therapeutics Inc.(a)(b)	1,330,242	10,695,146
Tocagen Inc.(a)(b)	422,207	4,589,390
Translate Bio Inc.(a)(b)	625,724	6,376,128
Twist Bioscience Corp.(a)(b)	105,290	2,440,622
Tyme Technologies Inc.(a)(b)	2,174,059	3,826,344
Ultragenyx Pharmaceutical Inc.(a)(b)	1,121,164	77,763,935
UNITY Biotechnology Inc.(a)(b)	520,246	4,219,195
Unum Therapeutics Inc.(a)(b)	397,778	1,746,245
Vanda Pharmaceuticals Inc.(a)(b)	1,091,198	20,078,043
Veracyte Inc.(a)	606,872	15,183,937
Verastem Inc.(a)(b)	1,517,047	4,490,459
Vericel Corp.(a)(b)	921,249	16,131,070
Viking Therapeutics Inc.(a)(b)	1,303,333	12,955,130
Vital Therapies Inc.(a)(b)	638,934	125,934
Voyager Therapeutics Inc.(a)(b)	450,796	8,628,235
X4 Pharmaceuticals Inc.(a)(b)	16,735	291,356
Xencor Inc.(a)(b)	992,191	30,817,452
XOMA Corp.(a)(b)	133,760	1,655,949
Y-MAbs Therapeutics Inc.(a)(b)	145,395	3,810,803
Zafgen Inc.(a)(b)	635,390	1,740,969
ZIOPHARM Oncology Inc.(a)(b)	2,811,677	10,824,956

		2,968,238,794

Building Products — 1.2%
AAON Inc.(b)	874,479	40,383,440
Advanced Drainage Systems Inc.	766,281	19,747,061
American Woodmark Corp.(a)	295,610	24,426,254
Apogee Enterprises Inc.	567,009	21,257,168
Armstrong Flooring Inc.(a)(b)	448,127	6,094,527
Builders FirstSource Inc.(a)(b)	2,408,724	32,132,378
Caesarstone Ltd.(b)	493,626	7,705,502
Continental Building Products Inc.(a)(b)	788,822	19,554,897
CSW Industrials Inc.(a)(b)	316,121	18,110,572
Gibraltar Industries Inc.(a)(b)	675,267	27,422,593
Griffon Corp.	746,754	13,800,014
Insteel Industries Inc.(b)	387,694	8,110,559
JELD-WEN Holding Inc.(a)(b)	1,439,220	25,416,625
Masonite International Corp.(a)(b)	559,819	27,929,370
NCI Building Systems Inc.(a)(b)	899,744	5,542,423
Patrick Industries Inc.(a)(b)	488,785	22,151,736
PGT Innovations Inc.(a)	1,209,626	16,753,320
Quanex Building Products Corp.	707,563	11,243,176
Simpson Manufacturing Co. Inc.	883,112	52,342,048
Trex Co. Inc.(a)(b)	1,260,499	77,545,899
Universal Forest Products Inc.	1,275,357	38,120,421

		515,789,983

Capital Markets — 1.3%
Artisan Partners Asset Management Inc., Class A	1,040,914	26,199,805
Ashford Inc.(a)(b)	13,933	773,700
Associated Capital Group Inc., Class A	49,194	1,946,115
B. Riley Financial Inc.	441,650	7,371,139
Blucora Inc.(a)(b)	1,013,242	33,822,018
BrightSphere Investment Group PLC	1,726,581	23,412,438
Cohen & Steers Inc.	473,408	20,010,956

Security	Shares	Value

Capital Markets (continued)
Cowen Inc.(a)(b)	579,979	$8,403,896
Diamond Hill Investment Group Inc.	69,299	9,701,860
Donnelley Financial Solutions Inc.(a)(b)	731,019	10,877,563
Federated Investors Inc., Class B	2,073,214	60,765,902
Focus Financial Partners Inc., Class A(a)(b)	559,321	19,934,200
GAIN Capital Holdings Inc.(b)	574,865	3,610,152
GAMCO Investors Inc., Class A	101,035	2,071,218
Greenhill & Co. Inc.	370,288	7,964,895
Hamilton Lane Inc., Class A	359,006	15,645,481
Houlihan Lokey Inc.	718,942	32,963,491
INTL. FCStone Inc.(a)(b)	327,034	12,675,838
Ladenburg Thalmann Financial Services Inc.	2,228,169	6,305,718
Moelis & Co., Class A	959,410	39,921,050
Oppenheimer Holdings Inc., Class A, NVS	211,909	5,513,872
Piper Jaffray Companies	306,574	22,327,784
PJT Partners Inc., Class A(b)	420,783	17,588,729
Pzena Investment Management Inc., Class A	396,935	3,211,204
Safeguard Scientifics Inc.(a)(b)	385,090	4,178,227
Siebert Financial Corp.(a)(b)	155,743	1,839,325
Silvercrest Asset Management Group Inc., Class A	174,851	2,491,627
Stifel Financial Corp.	1,482,618	78,222,926
Value Line Inc.	24,091	594,807
Virtus Investment Partners Inc.	142,591	13,909,752
Waddell & Reed Financial Inc., Class A	1,620,642	28,020,900
Westwood Holdings Group Inc.	177,528	6,261,413
WisdomTree Investments Inc.	2,524,889	17,825,716

		546,363,717

Chemicals — 2.0%
A Schulman Inc.(a)(c)	555,980	240,739
Advanced Emissions Solutions Inc.	399,050	4,613,018
AdvanSix Inc.(a)	642,338	18,351,597
AgroFresh Solutions Inc.(a)(b)	662,570	2,212,984
American Vanguard Corp.	610,538	10,513,464
Amyris Inc.(a)(b)	648,498	1,355,361
Balchem Corp.(b)	682,792	63,363,098
Chase Corp.	152,281	14,092,084
Ferro Corp.(a)(b)	1,765,442	33,419,817
Flotek Industries Inc.(a)(b)	1,135,778	3,679,921
FutureFuel Corp.	554,651	7,432,323
GCP Applied Technologies Inc.(a)(b)	1,524,672	45,130,291
Hawkins Inc.	201,051	7,404,708
HB Fuller Co.	1,080,359	52,548,662
Ingevity Corp.(a)	902,712	95,335,414
Innophos Holdings Inc.	409,050	12,328,767
Innospec Inc.	514,697	42,899,995
Intrepid Potash Inc.(a)(b)	2,045,072	7,750,823
Koppers Holdings Inc.(a)(b)	422,337	10,972,315
Kraton Corp.(a)	656,857	21,137,658
Kronos Worldwide Inc.	480,746	6,740,059
Livent Corp.(a)(b)	3,170,536	38,934,182
LSB Industries Inc.(a)	455,035	2,839,418
Marrone Bio Innovations Inc.(a)(b)	1,146,539	1,754,205
Minerals Technologies Inc.(b)	758,864	44,613,615
OMNOVA Solutions Inc.(a)(b)	947,837	6,653,816
PolyOne Corp.	1,709,848	50,115,645
PQ Group Holdings Inc.(a)(b)	769,230	11,669,219
Quaker Chemical Corp.	277,169	55,525,266
Rayonier Advanced Materials Inc.	1,068,619	14,490,474
Sensient Technologies Corp.	908,471	61,585,249
Stepan Co.	430,770	37,700,990

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Trecora Resources(a)(b)	435,780	$3,961,240
Tredegar Corp.	554,887	8,955,876
Trinseo SA	916,321	41,509,341
Tronox Holdings PLC, Class A(a)	1,989,434	26,161,057
Valhi Inc.	520,509	1,202,376

		869,195,067

Commercial Services & Supplies — 2.5%
ABM Industries Inc.	1,404,369	51,048,813
ACCO Brands Corp.	2,159,839	18,488,222
Advanced Disposal Services Inc.(a)(b)	1,554,709	43,531,852
Brady Corp., Class A, NVS	1,020,922	47,380,990
BrightView Holdings Inc.(a)(b)	635,458	9,150,595
Brink’s Co. (The)(b)	1,070,124	80,698,051
Casella Waste Systems Inc., Class A(a)(b)	923,011	32,822,271
CECO Environmental Corp.(a)	629,992	4,535,942
Charah Solutions Inc.(a)(b)	153,052	979,533
Cimpress NV(a)(b)	468,509	37,541,626
CompX International Inc.	33,535	490,617
Covanta Holding Corp.	2,520,946	43,637,575
Deluxe Corp.	991,394	43,343,746
Ennis Inc.	546,648	11,348,412
Healthcare Services Group Inc.	1,572,387	51,873,047
Heritage-Crystal Clean Inc.(a)(b)	321,151	8,815,595
Herman Miller Inc.	1,262,243	44,405,709
HNI Corp.	924,465	33,548,835
Interface Inc.	1,264,804	19,376,797
Kimball International Inc., Class B, NVS	779,207	11,017,987
Knoll Inc.	1,038,816	19,644,010
LSC Communications Inc.	700,237	4,572,548
Matthews International Corp., Class A	667,068	24,648,163
McGrath RentCorp.	514,140	29,084,900
Mobile Mini Inc.	941,419	31,951,761
MSA Safety Inc.	728,604	75,337,654
Multi-Color Corp.	294,394	14,687,317
NL Industries Inc.(a)(b)	175,337	680,308
PICO Holdings Inc.(a)	407,265	4,031,923
Pitney Bowes Inc.	3,999,459	27,476,283
Quad/Graphics Inc.	672,442	8,002,060
RR Donnelley & Sons Co.	1,512,157	7,137,381
SP Plus Corp.(a)(b)	475,863	16,236,446
Steelcase Inc., Class A	1,835,969	26,713,349
Team Inc.(a)(b)	623,362	10,908,835
Tetra Tech Inc.	1,183,685	70,535,789
U.S. Ecology Inc.	466,725	26,127,265
UniFirst Corp./MA(b)	327,730	50,306,555
Viad Corp.	435,319	24,504,106
VSE Corp.	186,603	5,892,923

		1,072,515,791

Communications Equipment — 1.7%
Acacia Communications Inc.(a)	580,805	33,309,167
ADTRAN Inc.	1,029,118	14,098,917
Aerohive Networks Inc.(a)(b)	762,346	3,453,427
Applied Optoelectronics Inc.(a)(b)	417,307	5,091,145
CalAmp Corp.(a)(b)	712,975	8,969,226
Calix Inc.(a)(b)	940,465	7,241,581
Casa Systems Inc.(a)(b)	543,749	4,513,117
Ciena Corp.(a)(b)	3,051,618	113,947,416
Clearfield Inc.(a)(b)	233,627	3,434,317
Comtech Telecommunications Corp.	504,222	11,708,035

Security	Shares	Value

Communications Equipment (continued)
DASAN Zhone Solutions Inc.(a)	123,416	$1,319,317
Digi International Inc.(a)	573,338	7,264,192
Extreme Networks Inc.(a)	2,481,213	18,584,285
Finisar Corp.(a)	2,507,514	58,099,099
Harmonic Inc.(a)(b)	1,827,821	9,906,790
Infinera Corp.(a)(b)	3,219,655	13,973,303
InterDigital Inc.	723,639	47,745,701
KVH Industries Inc.(a)(b)	350,623	3,572,848
Lumentum Holdings Inc.(a)(b)	1,619,599	91,572,128
NETGEAR Inc.(a)	663,544	21,976,577
NetScout Systems Inc.(a)(b)	1,604,051	45,025,712
Plantronics Inc.	701,939	32,366,407
Quantenna Communications Inc.(a)(b)	729,061	17,738,054
Ribbon Communications Inc.(a)(b)	1,129,676	5,817,831
ViaSat Inc.(a)(b)	1,178,012	91,295,930
Viavi Solutions Inc.(a)	4,854,552	60,099,354

		732,123,876

Construction & Engineering — 1.1%
Aegion Corp.(a)(b)	673,193	11,828,001
Ameresco Inc., Class A(a)(b)	416,330	6,736,219
Argan Inc.	311,734	15,571,113
Comfort Systems USA Inc.	777,656	40,741,398
Dycom Industries Inc.(a)(b)	640,107	29,406,516
EMCOR Group Inc.	1,218,544	89,051,196
Granite Construction Inc.(b)	931,092	40,176,620
Great Lakes Dredge & Dock Corp.(a)(b)	1,208,818	10,770,568
HC2 Holdings Inc.(a)(b)	917,378	2,247,576
IES Holdings Inc.(a)(b)	176,989	3,145,095
Infrastructure and Energy Alternatives Inc.(a)(b)	360,201	1,887,453
KBR Inc.	3,013,950	57,536,306
MasTec Inc.(a)(b)	1,350,145	64,941,974
MYR Group Inc.(a)	341,365	11,821,470
Northwest Pipe Co.(a)(b)	214,378	5,145,072
NV5 Global Inc.(a)(b)	201,325	11,950,652
Orion Group Holdings Inc.(a)(b)	605,921	1,769,289
Primoris Services Corp.	897,552	18,561,375
Sterling Construction Co. Inc.(a)(b)	561,459	7,029,467
Tutor Perini Corp.(a)(b)	794,086	13,594,752
Willscot Corp.(a)(b)	822,321	9,119,540

		453,031,652

Construction Materials — 0.1%
Forterra Inc.(a)(b)	431,207	1,819,694
Summit Materials Inc., Class A(a)(b)	2,376,416	37,713,722
U.S. Concrete Inc.(a)(b)	341,675	14,152,178
U.S. Lime & Minerals Inc.	42,590	3,284,541

		56,970,135

Consumer Finance — 0.6%
Curo Group Holdings Corp.(a)(b)	244,073	2,448,052
Elevate Credit Inc.(a)(b)	424,023	1,840,260
Encore Capital Group Inc.(a)(b)	554,962	15,111,615
Enova International Inc.(a)(b)	700,312	15,981,120
EZCORP Inc., Class A, NVS(a)(b)	1,078,899	10,055,339
FirstCash Inc.	912,702	78,948,723
Green Dot Corp., Class A(a)(b)	1,032,569	62,625,310
LendingClub Corp.(a)(b)	6,862,296	21,204,494
Nelnet Inc., Class A	392,939	21,639,151
PRA Group Inc.(a)(b)	947,028	25,389,821
Regional Management Corp.(a)(b)	195,342	4,770,251

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
World Acceptance Corp.(a)(b)	132,882	$15,564,469

		275,578,605

Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	539,966	22,273,597
Greif Inc., Class B	121,129	5,921,997
Myers Industries Inc.	757,885	12,967,412
UFP Technologies Inc.(a)(b)	146,909	5,494,397

		46,657,403

Distributors — 0.1%
Core-Mark Holding Co. Inc.	967,601	35,927,025
Funko Inc., Class A(a)(b)	240,345	5,220,293
Weyco Group Inc.	129,986	4,024,367

		45,171,685

Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)(b)	1,228,308	56,895,226
American Public Education Inc.(a)(b)	336,664	10,140,320
Career Education Corp.(a)	1,441,091	23,806,823
Carriage Services Inc.	367,384	7,072,142
Chegg Inc.(a)(b)	2,312,593	88,156,045
Houghton Mifflin Harcourt Co.(a)	2,184,193	15,879,083
K12 Inc.(a)	796,862	27,196,900
Laureate Education Inc., Class A(a)(b)	2,015,869	30,177,559
Regis Corp.(a)(b)	655,412	12,891,954
Sotheby’s(a)(b)	718,677	27,130,057
Strategic Education Inc.	443,477	58,232,965
Weight Watchers International Inc.(a)(b)	815,172	16,425,716

		374,004,790

Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	648,256	12,913,260
Cannae Holdings Inc.(a)(b)	1,465,895	35,562,613
FGL Holdings(b)	3,142,657	24,732,711
Marlin Business Services Corp.	187,257	4,026,025
On Deck Capital Inc.(a)(b)	1,102,110	5,973,436

		83,208,045

Diversified Telecommunication Services — 0.5%
ATN International Inc.	224,963	12,685,664
Cincinnati Bell Inc.(a)(b)	992,393	9,467,429
Cogent Communications Holdings Inc.	897,345	48,680,966
Consolidated Communications Holdings Inc.	1,500,935	16,375,201
Frontier Communications Corp.(a)(b)	2,175,277	4,328,801
Intelsat SA(a)(b)	1,181,980	18,509,807
Iridium Communications Inc.(a)(b)	2,037,237	53,864,546
Ooma Inc.(a)(b)	388,522	5,144,031
ORBCOMM Inc.(a)(b)	1,535,702	10,412,060
pdvWireless Inc.(a)(b)	207,883	7,309,166
Vonage Holdings Corp.(a)	4,692,924	47,116,957

		233,894,628

Electric Utilities — 1.2%
ALLETE Inc.	1,098,868	90,359,916
El Paso Electric Co.	859,482	50,554,731
IDACORP Inc.	1,074,453	106,951,052
MGE Energy Inc.	746,164	50,716,767
Otter Tail Corp.	840,363	41,866,885
PNM Resources Inc.	1,694,962	80,239,501
Portland General Electric Co.	1,904,810	98,745,350
Spark Energy Inc., Class A(b)	240,577	2,143,541

		521,577,743

Security	Shares	Value

Electrical Equipment — 0.7%
Allied Motion Technologies Inc.(b)	152,690	$5,249,482
Atkore International Group Inc.(a)(b)	826,795	17,800,896
AZZ Inc.	548,297	22,441,796
Babcock & Wilcox Enterprises Inc.(a)(b)	673,699	277,025
Encore Wire Corp.	431,185	24,672,406
Energous Corp.(a)(b)	489,417	3,102,904
EnerSys	919,347	59,904,651
Enphase Energy Inc.(a)(b)	1,842,337	17,004,770
FuelCell Energy Inc.(a)(b)	1,950,944	480,322
Generac Holdings Inc.(a)	1,293,375	66,259,601
Plug Power Inc.(a)(b)	4,626,412	11,103,389
Powell Industries Inc.	182,857	4,854,853
Preformed Line Products Co.	66,212	3,515,195
Sunrun Inc.(a)(b)	2,047,983	28,794,641
Thermon Group Holdings Inc.(a)(b)	698,607	17,122,858
TPI Composites Inc.(a)(b)	320,451	9,171,308
Vicor Corp.(a)(b)	372,329	11,549,646
Vivint Solar Inc.(a)(b)	843,214	4,190,774

		307,496,517

Electronic Equipment, Instruments & Components — 2.6%
Anixter International Inc.(a)(b)	625,531	35,098,544
Arlo Technologies Inc.(a)	1,551,515	6,407,757
AVX Corp.	981,506	17,019,314
Badger Meter Inc.	605,915	33,713,111
Bel Fuse Inc., Class B, NVS	207,984	5,257,836
Belden Inc.(b)	863,743	46,382,999
Benchmark Electronics Inc.	932,008	24,465,210
Control4 Corp.(a)(b)	568,646	9,627,177
CTS Corp.(b)	700,415	20,571,189
Daktronics Inc.	779,460	5,806,977
ePlus Inc.(a)	286,588	25,374,501
Fabrinet(a)(b)	770,173	40,326,258
FARO Technologies Inc.(a)(b)	367,752	16,147,990
Fitbit Inc., Class A(a)(b)	4,548,792	26,928,849
II-VI Inc.(a)	1,343,599	50,035,627
Insight Enterprises Inc.(a)(b)	745,620	41,053,837
Iteris Inc.(a)(b)	582,433	2,428,746
Itron Inc.(a)(b)	721,333	33,650,184
KEMET Corp.	1,191,766	20,224,269
Kimball Electronics Inc.(a)(b)	540,948	8,379,284
Knowles Corp.(a)(b)	1,854,342	32,692,049
Maxwell Technologies Inc.(a)(b)	838,790	3,749,391
Mesa Laboratories Inc.(b)	70,940	16,351,670
Methode Electronics Inc.	763,522	21,974,163
MTS Systems Corp.	383,726	20,897,718
Napco Security Technologies Inc.(a)(b)	249,969	5,184,357
nLight Inc.(a)(b)	485,113	10,808,318
Novanta Inc.(a)(b)	697,201	59,073,841
OSI Systems Inc.(a)(b)	355,728	31,161,773
PAR Technology Corp.(a)(b)	239,326	5,853,914
Park Electrochemical Corp.	398,998	6,264,269
PC Connection Inc.	241,774	8,865,853
Plexus Corp.(a)	654,172	39,871,783
Rogers Corp.(a)(b)	390,860	62,099,837
Sanmina Corp.(a)	1,438,765	41,508,370
ScanSource Inc.(a)(b)	541,152	19,384,065
SYNNEX Corp.	885,308	84,449,530
Tech Data Corp.(a)(b)	793,283	81,240,112
TTM Technologies Inc.(a)(b)	1,991,117	23,355,802
Vishay Intertechnology Inc.	2,832,689	52,319,766

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group Inc.(a)(b)	219,238	$7,500,132

		1,103,506,372

Energy Equipment & Services — 1.4%
Archrock Inc.	2,725,618	26,656,544
Basic Energy Services Inc.(a)(b)	427,456	1,624,333
Bristow Group Inc.(a)(b)	690,445	766,394
C&J Energy Services Inc.(a)(b)	1,373,458	21,316,068
Cactus Inc., Class A(a)(b)	805,327	28,669,641
CARBO Ceramics Inc.(a)	417,286	1,460,501
Covia Holdings Corp.(a)(b)	658,910	3,683,307
Dawson Geophysical Co.(a)(b)	443,490	1,299,426
Diamond Offshore Drilling Inc.(a)(b)	1,392,865	14,611,154
DMC Global Inc.(b)	307,599	15,269,214
Dril-Quip Inc.(a)(b)	767,244	35,178,137
Era Group Inc.(a)(b)	437,229	5,045,623
Exterran Corp.(a)	680,949	11,473,991
Forum Energy Technologies Inc.(a)(b)	1,702,969	8,702,172
Frank’s International NV(a)	1,538,661	9,555,085
FTS International Inc.(a)(b)	678,018	6,780,180
Helix Energy Solutions Group Inc.(a)(b)	3,001,785	23,744,119
Independence Contract Drilling Inc.(a)(b)	1,019,840	2,824,957
ION Geophysical Corp.(a)(b)	223,318	3,224,712
Keane Group Inc.(a)(b)	1,084,074	11,805,566
Key Energy Services Inc.(a)(b)	207,897	844,062
KLX Energy Services Holdings Inc.(a)(b)	420,453	10,570,188
Liberty Oilfield Services Inc., Class A(b)	940,208	14,469,801
Mammoth Energy Services Inc.	260,472	4,336,859
Matrix Service Co.(a)(b)	561,418	10,992,564
McDermott International Inc.(a)(b)	3,822,975	28,442,934
Natural Gas Services Group Inc.(a)(b)	263,738	4,565,305
NCS Multistage Holdings Inc.(a)(b)	216,848	1,123,273
Newpark Resources Inc.(a)(b)	1,901,264	17,415,578
Nine Energy Service Inc.(a)(b)	308,961	6,997,967
Noble Corp. PLC(a)(b)	5,253,025	15,076,182
Nuverra Environmental Solutions Inc.(a)(b)	35,116	312,532
Oceaneering International Inc.(a)	2,119,629	33,426,549
Oil States International Inc.(a)(b)	1,270,155	21,541,829
Pioneer Energy Services Corp.(a)(b)	1,541,085	2,727,720
Profire Energy Inc.(a)(b)	497,129	889,861
ProPetro Holding Corp.(a)(b)	1,502,778	33,872,616
Quintana Energy Services Inc.(a)(b)	144,122	622,607
RigNet Inc.(a)(b)	310,366	3,032,276
Rowan Companies PLC, Class A(a)	2,715,504	29,300,288
SEACOR Holdings Inc.(a)(b)	359,729	15,209,342
SEACOR Marine Holdings Inc.(a)(b)	343,672	4,574,274
Select Energy Services Inc., Class A(a)(b)	985,381	11,844,280
Smart Sand Inc.(a)(b)	449,679	2,001,071
Solaris Oilfield Infrastructure Inc., Class A	587,605	9,660,226
Superior Energy Services Inc.(a)(b)	3,266,174	15,253,033
TETRA Technologies Inc.(a)(b)	2,558,657	5,987,257
Tidewater Inc.(a)(b)	636,210	14,753,710
U.S. Silica Holdings Inc.	1,655,487	28,739,254
Unit Corp.(a)(b)	1,129,411	16,082,813

		598,357,375

Entertainment — 0.5%
AMC Entertainment Holdings Inc., Class A	1,111,899	16,511,700
Eros International PLC(a)(b)	746,314	6,821,310
Glu Mobile Inc.(a)(b)	2,415,970	26,430,712
IMAX Corp.(a)(b)	1,144,453	25,956,194

Security	Shares	Value

Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	206,148	$5,759,775
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	754,123	20,941,996
LiveXLive Media Inc.(a)(b)	615,474	3,311,250
Marcus Corp. (The)	426,146	17,067,147
Reading International Inc., Class A, NVS(a)(b)	368,094	5,874,780
Rosetta Stone Inc.(a)(b)	434,764	9,499,594
World Wrestling Entertainment Inc., Class A(b)	916,912	79,569,623

		217,744,081

Equity Real Estate Investment Trusts (REITs) — 6.9%
Acadia Realty Trust	1,728,691	47,141,404
Agree Realty Corp.	715,864	49,638,010
Alexander & Baldwin Inc.	1,451,648	36,929,925
Alexander’s Inc.	44,848	16,870,472
American Assets Trust Inc.	826,562	37,906,133
Americold Realty Trust	2,706,091	82,562,836
Armada Hoffler Properties Inc.	1,062,923	16,570,970
Ashford Hospitality Trust Inc.	1,823,062	8,659,545
Bluerock Residential Growth REIT Inc.	498,443	5,373,216
Braemar Hotels & Resorts Inc.	614,880	7,507,685
BRT Apartments Corp.	173,480	2,407,902
CareTrust REIT Inc.	1,772,592	41,585,008
CatchMark Timber Trust Inc., Class A	1,032,293	10,137,117
CBL & Associates Properties Inc.	3,575,753	5,542,417
Cedar Realty Trust Inc.	1,860,065	6,324,221
Chatham Lodging Trust	983,194	18,916,653
Chesapeake Lodging Trust	1,275,177	35,462,672
City Office REIT Inc.	813,329	9,198,751
Clipper Realty Inc.	306,307	4,101,451
Community Healthcare Trust Inc.	378,289	13,576,792
CoreCivic Inc.	2,526,908	49,148,361
CorEnergy Infrastructure Trust Inc.	256,762	9,436,004
CorePoint Lodging Inc.	882,469	9,857,179
Cousins Properties Inc.	8,973,145	86,680,581
DiamondRock Hospitality Co.	4,440,601	48,091,709
Easterly Government Properties Inc.	1,298,299	23,382,365
EastGroup Properties Inc.	745,373	83,213,442
Essential Properties Realty Trust Inc.	762,389	14,881,833
Farmland Partners Inc.(b)	630,894	4,037,722
First Industrial Realty Trust Inc.	2,652,297	93,785,222
Four Corners Property Trust Inc.	1,444,957	42,770,727
Franklin Street Properties Corp.	2,233,106	16,056,032
Front Yard Residential Corp.	1,051,991	9,751,957
GEO Group Inc. (The)	2,554,497	49,046,342
Getty Realty Corp.	698,623	22,376,895
Gladstone Commercial Corp.	600,823	12,479,094
Gladstone Land Corp.	305,388	3,863,158
Global Medical REIT Inc.	480,906	4,722,497
Global Net Lease Inc.	1,624,885	30,710,327
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,262,406	32,368,090
Healthcare Realty Trust Inc.	2,644,390	84,911,363
Hersha Hospitality Trust	764,067	13,096,108
Independence Realty Trust Inc.	1,876,364	20,245,968
Industrial Logistics Properties Trust	1,378,485	27,804,042
InfraREIT Inc.(a)	950,873	19,939,807
Innovative Industrial Properties Inc.(b)	197,089	16,100,200
Investors Real Estate Trust	255,374	15,299,456
iStar Inc.	1,401,942	11,804,352
Jernigan Capital Inc.	402,888	8,476,764

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kite Realty Group Trust	1,784,173	$28,528,926
Lexington Realty Trust	4,502,331	40,791,119
LTC Properties Inc.	844,667	38,685,749
Mack-Cali Realty Corp.	1,920,505	42,635,211
MedEquities Realty Trust Inc.	606,554	6,750,946
Monmouth Real Estate Investment Corp.	1,904,681	25,103,696
National Health Investors Inc.	871,951	68,491,751
National Storage Affiliates Trust	1,208,890	34,465,454
New Senior Investment Group Inc.	1,629,714	8,881,941
NexPoint Residential Trust Inc.	397,914	15,256,023
NorthStar Realty Europe Corp.	946,568	16,432,420
Office Properties Income Trust	1,015,421	28,066,236
One Liberty Properties Inc.	323,121	9,370,509
Pebblebrook Hotel Trust	2,764,707	85,871,799
Pennsylvania REIT	1,461,630	9,193,653
Physicians Realty Trust	3,889,623	73,163,809
Piedmont Office Realty Trust Inc., Class A	2,678,778	55,852,521
PotlatchDeltic Corp.	1,407,432	53,186,855
Preferred Apartment Communities Inc., Class A	873,859	12,950,590
PS Business Parks Inc.	423,947	66,487,608
QTS Realty Trust Inc., Class A	1,083,794	48,759,892
Retail Opportunity Investments Corp.	2,416,782	41,907,000
Rexford Industrial Realty Inc.	1,966,312	70,413,633
RLJ Lodging Trust	3,709,899	65,182,925
RPT Realty	1,683,938	20,224,095
Ryman Hospitality Properties Inc.	952,405	78,325,787
Sabra Health Care REIT Inc.	3,788,256	73,757,344
Safehold Inc.	205,072	4,472,620
Saul Centers Inc.	251,671	12,928,339
Seritage Growth Properties, Class A	697,017	30,975,435
Spirit MTA REIT	904,809	5,872,210
STAG Industrial Inc.	2,077,010	61,583,347
Summit Hotel Properties Inc.	2,208,250	25,196,133
Sunstone Hotel Investors Inc.	4,861,890	70,011,216
Tanger Factory Outlet Centers Inc.	1,957,420	41,066,672
Terreno Realty Corp.	1,283,103	53,941,650
Tier REIT Inc.	1,141,527	32,716,164
UMH Properties Inc.	707,178	9,957,066
Universal Health Realty Income Trust	275,268	20,840,540
Urban Edge Properties	2,345,591	44,566,229
Urstadt Biddle Properties Inc., Class A	627,141	12,944,190
Washington Prime Group Inc.(b)	3,998,120	22,589,378
Washington REIT	1,658,448	47,066,754
Whitestone REIT	809,937	9,735,443
Xenia Hotels & Resorts Inc.	2,391,677	52,401,643

		2,998,353,298

Food & Staples Retailing — 0.7%
Andersons Inc. (The)	584,053	18,824,028
BJ’s Wholesale Club Holdings Inc.(a)(b)	2,720,796	74,549,810
Chefs’ Warehouse Inc. (The)(a)(b)	456,934	14,187,801
Ingles Markets Inc., Class A	303,262	8,376,096
Natural Grocers by Vitamin Cottage Inc.(a)(b)	185,036	2,211,180
Performance Food Group Co.(a)(b)	2,167,199	85,907,768
PriceSmart Inc.	467,814	27,544,888
Rite Aid Corp.(a)(b)	22,799,385	14,477,610
Smart & Final Stores Inc.(a)(b)	471,741	2,330,401
SpartanNash Co.	752,403	11,940,636
United Natural Foods Inc.(a)(b)	1,087,450	14,376,089
Village Super Market Inc., Class A	176,869	4,833,830

Security	Shares	Value

Food & Staples Retailing (continued)
Weis Markets Inc.	200,432	$8,179,630

		287,739,767

Food Products — 1.1%
Alico Inc.	67,119	1,826,308
B&G Foods Inc.(b)	1,391,450	33,979,209
Calavo Growers Inc.	335,850	28,161,022
Cal-Maine Foods Inc.(b)	661,476	29,521,674
Darling Ingredients Inc.(a)(b)	3,489,785	75,553,845
Dean Foods Co.	1,903,351	5,767,154
Farmer Bros. Co.(a)(b)	211,180	4,225,712
Fresh Del Monte Produce Inc.	655,697	17,723,490
Freshpet Inc.(a)(b)	560,895	23,720,250
Hostess Brands Inc.(a)(b)	2,105,767	26,322,087
J&J Snack Foods Corp.	319,513	50,751,445
John B Sanfilippo & Son Inc.	180,577	12,978,069
Lancaster Colony Corp.	402,249	63,028,396
Landec Corp.(a)(b)	518,841	6,371,367
Limoneira Co.	310,147	7,297,759
Sanderson Farms Inc.	420,469	55,434,633
Seneca Foods Corp., Class A(a)	146,145	3,595,167
Simply Good Foods Co. (The)(a)(b)	1,309,184	26,956,099
Tootsie Roll Industries Inc.(b)	364,565	13,576,402

		486,790,088

Gas Utilities — 1.2%
Chesapeake Utilities Corp.	337,403	30,774,528
New Jersey Resources Corp.	1,859,510	92,585,003
Northwest Natural Holding Co.(b)	614,150	40,306,664
ONE Gas Inc.	1,109,912	98,815,465
RGC Resources Inc.	155,225	4,115,015
South Jersey Industries Inc.	1,978,337	63,445,268
Southwest Gas Holdings Inc.	1,126,670	92,679,874
Spire Inc.	1,051,082	86,493,538

		509,215,355

Health Care Equipment & Supplies — 3.6%
Accuray Inc.(a)(b)	1,788,728	8,532,233
AngioDynamics Inc.(a)(b)	772,207	17,652,652
Antares Pharma Inc.(a)(b)	3,040,780	9,213,563
AtriCure Inc.(a)(b)	785,713	21,049,251
Atrion Corp.	30,129	26,473,750
Avanos Medical Inc.(a)(b)	1,003,118	42,813,076
Axogen Inc.(a)(b)	713,805	15,032,733
Axonics Modulation Technologies Inc.(a)(b)	144,623	3,463,721
Cardiovascular Systems Inc.(a)(b)	724,118	27,994,402
Cerus Corp.(a)(b)	2,899,790	18,065,692
CONMED Corp.	541,979	45,081,813
CryoLife Inc.(a)	762,129	22,231,303
CryoPort Inc.(a)(b)	582,733	7,528,910
Cutera Inc.(a)(b)	281,904	4,978,425
CytoSorbents Corp.(a)(b)	651,258	4,930,023
ElectroCore Inc.(a)(b)	257,543	1,802,801
Endologix Inc.(a)(b)	217,999	1,440,973
FONAR Corp.(a)(b)	142,120	2,909,196
GenMark Diagnostics Inc.(a)(b)	1,110,447	7,873,069
Glaukos Corp.(a)(b)	722,646	56,633,767
Globus Medical Inc., Class A(a)(b)	1,581,979	78,165,582
Haemonetics Corp.(a)	1,091,594	95,492,643
Helius Medical Technologies Inc.(a)(b)	374,164	2,491,932
Heska Corp.(a)(b)	145,068	12,348,188
Inogen Inc.(a)(b)	382,999	36,526,615

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Integer Holdings Corp.(a)(b)	664,905	$50,147,135
IntriCon Corp.(a)(b)	159,374	3,997,100
Invacare Corp.	691,600	5,788,692
iRadimed Corp.(a)(b)	73,600	2,067,424
iRhythm Technologies Inc.(a)(b)	516,407	38,709,869
Lantheus Holdings Inc.(a)	789,543	19,328,013
LeMaitre Vascular Inc.	334,596	10,372,476
LivaNova PLC(a)	1,035,691	100,720,950
Meridian Bioscience Inc.	887,307	15,625,476
Merit Medical Systems Inc.(a)(b)	1,137,490	70,331,007
Natus Medical Inc.(a)(b)	698,955	17,739,478
Neogen Corp.(a)(b)	1,067,042	61,237,540
Neuronetics Inc.(a)(b)	270,234	4,121,069
Nevro Corp.(a)(b)	618,000	38,631,180
Novocure Ltd.(a)(b)	1,570,676	75,659,463
NuVasive Inc.(a)(b)	1,091,102	61,963,683
Nuvectra Corp.(a)(b)	362,317	3,989,110
OraSure Technologies Inc.(a)(b)	1,302,509	14,522,975
Orthofix Medical Inc.(a)(b)	373,346	21,060,448
OrthoPediatrics Corp.(a)(b)	167,789	7,421,308
Oxford Immunotec Global PLC(a)(b)	558,133	9,616,632
Pulse Biosciences Inc.(a)(b)	223,183	3,925,789
Quidel Corp.(a)(b)	725,171	47,476,945
Rockwell Medical Inc.(a)(b)	988,471	5,624,400
RTI Surgical Holdings Inc.(a)	1,233,921	7,415,865
SeaSpine Holdings Corp.(a)(b)	309,957	4,674,152
Senseonics Holdings Inc.(a)(b)	1,776,811	4,353,187
SI-BONE Inc.(a)(b)	174,561	3,288,729
Sientra Inc.(a)(b)	487,987	4,186,928
STAAR Surgical Co.(a)(b)	933,803	31,926,725
Surmodics Inc.(a)(b)	282,283	12,273,665
Tactile Systems Technology Inc.(a)(b)	374,320	19,734,150
Tandem Diabetes Care Inc.(a)(b)	1,085,396	68,922,646
TransEnterix Inc.(a)(b)	3,558,015	8,468,076
Utah Medical Products Inc.	72,116	6,364,237
Vapotherm Inc.(a)(b)	97,075	1,907,524
Varex Imaging Corp.(a)(b)	819,995	27,781,431
ViewRay Inc.(a)(b)	1,372,464	10,142,509
Wright Medical Group NV(a)(b)	2,652,232	83,412,696

		1,555,656,995

Health Care Providers & Services — 1.8%
AAC Holdings Inc.(a)(b)	299,900	551,816
Addus HomeCare Corp.(a)(b)	209,747	13,337,812
Amedisys Inc.(a)(b)	569,218	70,161,811
American Renal Associates Holdings Inc.(a)(b)	274,731	1,686,848
AMN Healthcare Services Inc.(a)(b)	981,252	46,207,157
Apollo Medical Holdings Inc.(a)(b)	74,039	1,356,394
BioScrip Inc.(a)(b)	2,659,386	5,318,772
BioTelemetry Inc.(a)(b)	698,473	43,738,379
Brookdale Senior Living Inc.(a)(b)	3,956,027	26,030,658
Capital Senior Living Corp.(a)(b)	544,438	2,172,308
Community Health Systems Inc.(a)(b)	1,857,109	6,927,016
CorVel Corp.(a)	191,231	12,475,910
Cross Country Healthcare Inc.(a)(b)	728,537	5,121,615
Diplomat Pharmacy Inc.(a)	1,192,733	6,929,779
Ensign Group Inc. (The)	1,064,275	54,480,237
Genesis Healthcare Inc.(a)(b)	1,175,381	1,692,549
Guardant Health Inc.(a)(b)	307,927	23,618,001
HealthEquity Inc.(a)(b)	1,152,717	85,278,004
LHC Group Inc.(a)(b)	627,628	69,578,840

Security	Shares	Value

Health Care Providers & Services (continued)
Magellan Health Inc.(a)(b)	501,659	$33,069,361
National HealthCare Corp.	260,471	19,764,539
National Research Corp.	231,862	8,949,873
Owens & Minor Inc.(b)	1,292,999	5,301,296
Patterson Companies Inc.	1,736,461	37,941,673
PetIQ Inc.(a)(b)	330,081	10,367,844
Providence Service Corp. (The)(a)(b)	237,935	15,851,230
Quorum Health Corp.(a)(b)	599,009	838,613
R1 RCM Inc.(a)(b)	2,209,724	21,368,031
RadNet Inc.(a)(b)	867,889	10,753,145
Select Medical Holdings Corp.(a)	2,320,756	32,699,452
Surgery Partners Inc.(a)(b)	390,035	4,399,595
Tenet Healthcare Corp.(a)	1,788,615	51,583,657
Tivity Health Inc.(a)	1,019,206	17,897,257
Triple-S Management Corp., Class B(a)	458,875	10,471,527
U.S. Physical Therapy Inc.(b)	268,986	28,251,600

		786,172,599

Health Care Technology — 1.1%
Allscripts Healthcare Solutions Inc.(a)(b)	3,695,771	35,257,655
Castlight Health Inc., Class B(a)(b)	1,617,814	6,066,802
Computer Programs & Systems Inc.	246,505	7,318,733
Evolent Health Inc., Class A(a)(b)	1,454,863	18,302,177
HealthStream Inc.(a)	558,151	15,661,717
HMS Holdings Corp.(a)	1,758,455	52,067,853
Inovalon Holdings Inc., Class A(a)(b)	1,462,576	18,179,820
Inspire Medical Systems Inc.(a)(b)	313,592	17,805,754
Medidata Solutions Inc.(a)(b)	1,229,181	90,025,216
NantHealth Inc.(a)(b)	519,867	478,278
NextGen Healthcare Inc.(a)(b)	1,155,363	19,444,759
Omnicell Inc.(a)(b)	827,317	66,880,306
Simulations Plus Inc.	241,797	5,104,335
Tabula Rasa HealthCare Inc.(a)(b)	379,072	21,387,242
Teladoc Health Inc.(a)(b)	1,427,206	79,352,654
Vocera Communications Inc.(a)(b)	643,843	20,364,754

		473,698,055

Hotels, Restaurants & Leisure — 3.0%
BBX Capital Corp.	1,336,120	7,909,830
Belmond Ltd., Class A(a)	1,915,692	47,758,202
Biglari Holdings Inc., Class A(a)	2,080	1,529,694
Biglari Holdings Inc., Class B, NVS(a)	20,799	2,940,147
BJ’s Restaurants Inc.	442,588	20,925,561
Bloomin’ Brands Inc.	1,760,493	36,002,082
Bluegreen Vacations Corp.	164,557	2,445,317
Boyd Gaming Corp.(b)	1,758,425	48,110,508
Brinker International Inc.	796,430	35,345,563
Carrols Restaurant Group Inc.(a)(b)	753,482	7,512,216
Century Casinos Inc.(a)(b)	567,851	5,144,730
Cheesecake Factory Inc. (The)	907,172	44,378,854
Churchill Downs Inc.	752,212	67,894,655
Chuy’s Holdings Inc.(a)(b)	362,810	8,261,184
Cracker Barrel Old Country Store Inc.	410,536	66,346,723
Dave & Buster’s Entertainment Inc.	823,113	41,048,645
Del Frisco’s Restaurant Group Inc.(a)(b)	688,939	4,416,099
Del Taco Restaurants Inc.(a)(b)	639,337	6,431,730
Denny’s Corp.(a)(b)	1,289,030	23,653,701
Dine Brands Global Inc.	354,493	32,361,666
Drive Shack Inc.(a)(b)	1,258,258	5,649,578
El Pollo Loco Holdings Inc.(a)(b)	468,716	6,097,995
Eldorado Resorts Inc.(a)(b)	1,404,471	65,574,751

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Empire Resorts Inc.(a)(b)	69,135	$694,807
Fiesta Restaurant Group Inc.(a)	518,043	6,791,544
Golden Entertainment Inc.(a)	402,001	5,692,334
Habit Restaurants Inc. (The), Class A(a)(b)	421,541	4,561,074
International Speedway Corp., Class A	498,372	21,743,970
J Alexander’s Holdings Inc.(a)(b)	270,781	2,659,069
Jack in the Box Inc.	549,947	44,578,704
Lindblad Expeditions Holdings Inc.(a)(b)	451,709	6,888,562
Marriott Vacations Worldwide Corp.	830,101	77,614,444
Monarch Casino & Resort Inc.(a)(b)	245,140	10,766,549
Nathan’s Famous Inc.	60,686	4,150,922
Noodles & Co.(a)(b)	285,040	1,938,272
Papa John’s International Inc.(b)	468,810	24,823,490
Penn National Gaming Inc.(a)(b)	2,351,349	47,262,115
Planet Fitness Inc., Class A(a)(b)	1,883,198	129,413,367
PlayAGS Inc.(a)	466,798	11,170,476
Potbelly Corp.(a)(b)	473,728	4,031,425
RCI Hospitality Holdings Inc.(b)	201,341	4,624,803
Red Lion Hotels Corp.(a)(b)	357,715	2,890,337
Red Robin Gourmet Burgers Inc.(a)(b)	273,125	7,868,731
Red Rock Resorts Inc., Class A	1,485,578	38,402,191
Ruth’s Hospitality Group Inc.	620,347	15,874,680
Scientific Games Corp./DE, Class A(a)(b)	1,182,170	24,139,911
SeaWorld Entertainment Inc.(a)	1,168,073	30,089,561
Shake Shack Inc., Class A(a)(b)	527,106	31,178,320
Speedway Motorsports Inc.	240,753	3,483,696
Texas Roadhouse Inc.	1,442,013	89,678,788
Town Sports International Holdings Inc.(a)(b)	304,428	1,449,077
Wingstop Inc.(b)	620,599	47,184,142

		1,289,384,792

Household Durables — 1.6%
Bassett Furniture Industries Inc.	212,246	3,482,957
Beazer Homes USA Inc.(a)(b)	634,821	7,306,790
Cavco Industries Inc.(a)(b)	181,934	21,382,703
Century Communities Inc.(a)(b)	555,698	13,320,081
Ethan Allen Interiors Inc.	511,640	9,787,673
Flexsteel Industries Inc.	155,339	3,602,311
GoPro Inc., Class A(a)(b)	2,438,275	15,848,788
Green Brick Partners Inc.(a)(b)	516,437	4,518,824
Hamilton Beach Brands Holding Co., Class A	146,719	3,148,590
Helen of Troy Ltd.(a)(b)	547,778	63,520,337
Hooker Furniture Corp.	243,259	7,013,157
Hovnanian Enterprises Inc., Class A(a)(b)	101,258	1,110,800
Installed Building Products Inc.(a)(b)	465,459	22,574,761
iRobot Corp.(a)(b)	574,029	67,557,473
KB Home	1,836,625	44,391,226
La-Z-Boy Inc.	991,069	32,695,366
Legacy Housing Corp.(a)(b)	98,234	1,168,985
LGI Homes Inc.(a)(b)	391,908	23,608,538
Lifetime Brands Inc.	247,395	2,337,883
Lovesac Co. (The)(a)(b)	119,058	3,311,003
M/I Homes Inc.(a)	573,178	15,257,998
MDC Holdings Inc.	1,051,277	30,550,110
Meritage Homes Corp.(a)(b)	811,345	36,275,235
New Home Co. Inc. (The)(a)(b)	306,389	1,458,412
Purple Innovation Inc.(a)(b)	91,720	425,581
Roku Inc.(a)(b)	924,589	59,645,236
Skyline Champion Corp.	708,552	13,462,488
Sonos Inc.(a)(b)	362,712	3,732,306
Taylor Morrison Home Corp., Class A(a)(b)	2,449,581	43,480,063

Security	Shares	Value

Household Durables (continued)
TopBuild Corp.(a)(b)	752,615	$48,784,504
TRI Pointe Group Inc.(a)(b)	3,004,274	37,974,023
Tupperware Brands Corp.	1,038,438	26,563,244
Turtle Beach Corp.(a)(b)	165,253	1,877,274
Universal Electronics Inc.(a)(b)	289,950	10,771,643
Vuzix Corp.(a)(b)	494,812	1,514,125
William Lyon Homes, Class A(a)(b)	681,343	10,472,242
ZAGG Inc.(a)(b)	579,901	5,259,702

		699,192,432

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	216,888	5,543,657
Central Garden & Pet Co., Class A, NVS(a)	876,701	20,383,298
Oil-Dri Corp. of America	112,968	3,517,824
WD-40 Co.	290,756	49,265,697

		78,710,476

Independent Power and Renewable Electricity Producers — 0.3%
Atlantic Power Corp.(a)(b)	2,273,306	5,728,731
Clearway Energy Inc., Class A	753,948	10,962,404
Clearway Energy Inc., Class C	1,574,858	23,796,105
Ormat Technologies Inc.(b)	844,647	46,582,282
Pattern Energy Group Inc., Class A	1,735,239	38,175,258
TerraForm Power Inc., Class A	1,547,849	21,267,445

		146,512,225

Industrial Conglomerates — 0.1%
Raven Industries Inc.	764,647	29,339,505

Insurance — 2.6%
Ambac Financial Group Inc.(a)(b)	967,842	17,537,297
American Equity Investment Life Holding Co.	1,915,033	51,744,192
AMERISAFE Inc.	385,626	22,906,184
Argo Group International Holdings Ltd.	689,590	48,726,429
Citizens Inc./TX(a)(b)	1,044,705	6,968,182
CNO Financial Group Inc.	3,520,188	56,956,642
Crawford & Co., Class B	258,460	2,359,740
Donegal Group Inc., Class A	205,605	2,765,387
eHealth Inc.(a)(b)	472,478	29,454,279
EMC Insurance Group Inc.	197,504	6,296,428
Employers Holdings Inc.	656,286	26,323,631
Enstar Group Ltd.(a)	258,316	44,946,984
FBL Financial Group Inc., Class A	208,808	13,096,438
FedNat Holding Co.	237,281	3,805,987
Genworth Financial Inc., Class A(a)(b)	10,810,860	41,405,594
Global Indemnity Ltd.	185,303	5,629,505
Goosehead Insurance Inc., Class A(b)	205,178	5,720,363
Greenlight Capital Re Ltd., Class A(a)(b)	601,971	6,543,425
Hallmark Financial Services Inc.(a)	284,568	2,959,507
HCI Group Inc.	159,717	6,824,707
Health Insurance Innovations Inc., Class A(a)(b)	282,468	7,575,792
Heritage Insurance Holdings Inc.	418,418	6,108,903
Horace Mann Educators Corp.	838,635	29,528,338
Independence Holding Co.	98,239	3,462,925
Investors Title Co.	28,601	4,516,098
James River Group Holdings Ltd.	552,945	22,162,036
Kemper Corp.	1,074,687	81,826,668
Kingstone Companies Inc.	189,195	2,788,734
Kinsale Capital Group Inc.(b)	416,783	28,578,810
Maiden Holdings Ltd.	1,281,621	951,860
MBIA Inc.(a)(b)	1,879,397	17,891,859
National General Holdings Corp.	1,378,550	32,712,991

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
National Western Life Group Inc., Class A	48,064	$12,615,358
Navigators Group Inc. (The)	440,425	30,772,495
NI Holdings Inc.(a)(b)	211,250	3,380,000
Primerica Inc.	919,541	112,321,933
ProAssurance Corp.	1,130,342	39,121,137
Protective Insurance Corp., Class B	207,827	3,848,956
RLI Corp.	836,547	60,022,247
Safety Insurance Group Inc.	312,781	27,255,736
Selective Insurance Group Inc.	1,182,974	74,858,595
State Auto Financial Corp.	351,142	11,559,595
Stewart Information Services Corp.	496,944	21,214,539
Third Point Reinsurance Ltd.(a)	1,598,125	16,588,538
Tiptree Inc.	555,670	3,517,391
Trupanion Inc.(a)(b)	561,981	18,399,258
United Fire Group Inc.	451,829	19,749,446
United Insurance Holdings Corp.	443,812	7,056,611
Universal Insurance Holdings Inc.	685,478	21,249,818

		1,124,607,568

Interactive Media & Services — 0.5%
Care.com Inc.(a)	431,707	8,530,530
Cargurus Inc.(a)(b)	1,069,285	42,835,557
Cars.com Inc.(a)(b)	1,467,863	33,467,276
Liberty TripAdvisor Holdings Inc., Class A(a)	1,548,811	21,977,628
Meet Group Inc. (The)(a)(b)	1,481,247	7,450,672
QuinStreet Inc.(a)(b)	946,013	12,667,114
Travelzoo(a)(b)	100,644	1,348,630
TrueCar Inc.(a)(b)	2,028,948	13,472,215
Yelp Inc.(a)(b)	1,732,467	59,770,112

		201,519,734

Internet & Direct Marketing Retail — 0.9%
1-800-Flowers.com Inc., Class A(a)(b)	565,455	10,308,245
Duluth Holdings Inc., Class B(a)(b)	182,607	4,353,351
Etsy Inc.(a)(b)	2,543,847	170,997,395
Gaia Inc.(a)(b)	236,537	2,164,314
Groupon Inc.(a)(b)	9,491,845	33,696,050
Lands’ End Inc.(a)(b)	220,779	3,667,139
Leaf Group Ltd.(a)	343,341	2,753,595
Liberty Expedia Holdings Inc., Class A(a)(b)	1,161,755	49,723,114
Liquidity Services Inc.(a)(b)	554,513	4,275,295
Overstock.com Inc.(a)(b)	490,109	8,145,612
PetMed Express Inc.	419,617	9,558,875
Quotient Technology Inc.(a)(b)	1,722,325	16,999,348
Remark Holdings Inc.(a)(b)	572,819	1,059,715
Shutterfly Inc.(a)(b)	709,957	28,852,652
Shutterstock Inc.(b)	397,081	18,515,887
Stamps.com Inc.(a)(b)	372,189	30,299,906

		395,370,493

IT Services — 2.1%
Brightcove Inc.(a)(b)	755,876	6,356,917
CACI International Inc., Class A(a)	522,979	95,192,638
Carbonite Inc.(a)(b)	689,904	17,116,518
Cardtronics PLC, Class A(a)(b)	842,262	29,967,682
Cass Information Systems Inc.	300,945	14,234,699
CSG Systems International Inc.	694,855	29,392,367
Endurance International Group Holdings Inc.(a)(b)	1,475,199	10,695,193
Everi Holdings Inc.(a)(b)	1,397,467	14,701,353
EVERTEC Inc.	1,293,244	35,965,116
Evo Payments Inc., Class A(a)(b)	533,937	15,510,870
Exela Technologies Inc.(a)(b)	996,055	3,326,824

Security	Shares	Value

IT Services (continued)
ExlService Holdings Inc.(a)(b)	711,314	$42,693,066
GTT Communications Inc.(a)(b)	898,029	31,161,606
Hackett Group Inc. (The)	523,456	8,270,605
I3 Verticals Inc., Class A(a)(b)	194,873	4,680,849
Information Services Group Inc.(a)(b)	766,681	2,859,720
Internap Corp.(a)(b)	507,452	2,516,962
Limelight Networks Inc.(a)(b)	2,398,608	7,747,504
LiveRamp Holdings Inc.(a)	1,442,349	78,708,985
ManTech International Corp./VA, Class A	561,011	30,305,814
MAXIMUS Inc.	1,360,025	96,534,574
MoneyGram International Inc.(a)(b)	670,446	1,367,710
NIC Inc.	1,373,883	23,479,660
Perficient Inc.(a)(b)	692,511	18,967,876
Perspecta Inc.	3,017,216	61,008,108
PFSweb Inc.(a)(b)	319,309	1,663,600
Presidio Inc.	866,813	12,828,832
PRGX Global Inc.(a)(b)	433,621	3,434,278
Science Applications International Corp.	1,076,051	82,802,124
ServiceSource International Inc.(a)(b)	1,687,705	1,555,051
Sykes Enterprises Inc.(a)	846,283	23,932,883
Travelport Worldwide Ltd.	2,663,536	41,897,421
TTEC Holdings Inc.	297,368	10,773,643
Tucows Inc., Class A(a)(b)	200,075	16,242,089
Unisys Corp.(a)(b)	1,071,723	12,507,007
Virtusa Corp.(a)(b)	609,328	32,568,582

		922,968,726

Leisure Products — 0.3%
Acushnet Holdings Corp.(b)	745,240	17,244,854
American Outdoor Brands Corp.(a)(b)	1,142,628	10,672,145
Callaway Golf Co.	1,995,833	31,793,620
Clarus Corp.	418,192	5,357,040
Escalade Inc.	246,855	2,757,370
Johnson Outdoors Inc., Class A	103,886	7,413,305
Malibu Boats Inc., Class A(a)(b)	447,416	17,708,725
Marine Products Corp.	153,058	2,061,691
MasterCraft Boat Holdings Inc.(a)(b)	398,658	8,997,711
Nautilus Inc.(a)(b)	647,266	3,598,799
Sturm Ruger & Co. Inc.	357,886	18,975,116
Vista Outdoor Inc.(a)(b)	1,225,928	9,819,683
YETI Holdings Inc.(a)(b)	370,315	11,202,029

		147,602,088

Life Sciences Tools & Services — 0.6%
Accelerate Diagnostics Inc.(a)(b)	560,054	11,772,335
Cambrex Corp.(a)(b)	711,103	27,626,352
ChromaDex Corp.(a)(b)	808,908	3,389,325
Codexis Inc.(a)(b)	1,110,421	22,796,943
Enzo Biochem Inc.(a)(b)	925,535	2,526,711
Fluidigm Corp.(a)	696,666	9,258,691
Harvard Bioscience Inc.(a)(b)	762,557	3,286,621
Luminex Corp.	889,432	20,465,830
Medpace Holdings Inc.(a)(b)	463,476	27,331,180
NanoString Technologies Inc.(a)(b)	560,657	13,416,522
NeoGenomics Inc.(a)(b)	1,740,296	35,606,456
Pacific Biosciences of California Inc.(a)(b)	2,925,819	21,153,671
Quanterix Corp.(a)(b)	175,697	4,538,253
Syneos Health Inc.(a)(b)	1,324,424	68,552,186

		271,721,076

Machinery — 3.7%
Actuant Corp., Class A(b)	1,296,288	31,590,539

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Alamo Group Inc.(b)	204,152	$20,402,951
Albany International Corp., Class A	615,258	44,046,320
Altra Industrial Motion Corp.	1,287,643	39,981,315
Astec Industries Inc.	485,447	18,330,479
Barnes Group Inc.	1,021,243	52,502,103
Blue Bird Corp.(a)	321,327	5,440,066
Briggs & Stratton Corp.	862,233	10,200,216
Chart Industries Inc.(a)(b)	656,036	59,384,379
CIRCOR International Inc.(a)(b)	351,164	11,447,946
Columbus McKinnon Corp./NY(b)	477,203	16,391,923
Commercial Vehicle Group Inc.(a)(b)	635,449	4,873,894
Douglas Dynamics Inc.	471,178	17,937,746
Eastern Co. (The)	112,648	3,100,073
Energy Recovery Inc.(a)(b)	745,000	6,503,850
EnPro Industries Inc.	434,611	28,010,679
ESCO Technologies Inc.	539,853	36,186,347
Evoqua Water Technologies Corp.(a)(b)	1,603,362	20,170,294
Federal Signal Corp.	1,260,965	32,772,480
Franklin Electric Co. Inc.	994,125	50,789,846
FreightCar America Inc.(a)	259,108	1,596,105
Gencor Industries Inc.(a)(b)	205,726	2,542,773
Global Brass & Copper Holdings Inc.	457,249	15,747,656
Gorman-Rupp Co. (The)	379,399	12,876,802
Graham Corp.	207,617	4,075,522
Greenbrier Companies Inc. (The)	675,677	21,777,070
Harsco Corp.(a)	1,705,920	34,391,347
Hillenbrand Inc.	1,342,435	55,751,326
Hurco Companies Inc.	135,726	5,473,830
Hyster-Yale Materials Handling Inc.	220,336	13,740,153
John Bean Technologies Corp.(b)	666,620	61,255,712
Kadant Inc.	233,216	20,513,679
Kennametal Inc.	1,737,782	63,863,489
LB Foster Co., Class A(a)(b)	205,673	3,870,766
Lindsay Corp.	227,553	22,024,855
Lydall Inc.(a)(b)	355,638	8,343,267
Manitex International Inc.(a)(b)	305,507	2,337,129
Manitowoc Co. Inc. (The)(a)(b)	749,871	12,305,383
Meritor Inc.(a)(b)	1,696,272	34,519,135
Milacron Holdings Corp.(a)(b)	1,489,333	16,859,250
Miller Industries Inc./TN	233,598	7,206,498
Mueller Industries Inc.	1,201,401	37,651,907
Mueller Water Products Inc., Class A	3,278,325	32,914,383
Navistar International Corp.(a)(b)	1,052,893	34,008,444
NN Inc.	881,318	6,601,072
Omega Flex Inc.	62,475	4,735,605
Park-Ohio Holdings Corp.	195,930	6,344,213
Proto Labs Inc.(a)(b)	578,566	60,830,429
RBC Bearings Inc.(a)(b)	510,089	64,868,018
REV Group Inc.	614,061	6,723,968
Rexnord Corp.(a)(b)	2,229,053	56,038,392
Spartan Motors Inc.	705,444	6,229,071
SPX Corp.(a)	926,144	32,220,550
SPX FLOW Inc.(a)	896,860	28,609,834
Standex International Corp.	266,344	19,549,650
Sun Hydraulics Corp.	611,969	28,462,678
Tennant Co.	380,571	23,629,653
Titan International Inc.	1,063,864	6,351,268
TriMas Corp.(a)(b)	970,185	29,328,693
Twin Disc Inc.(a)	197,382	3,286,410
Wabash National Corp.	1,156,714	15,673,475

Security	Shares	Value

Machinery (continued)
Watts Water Technologies Inc., Class A	595,099	$48,095,901
Woodward Inc.(b)	1,141,179	108,286,475

		1,591,575,282

Marine — 0.1%
Costamare Inc.	1,044,759	5,432,747
Eagle Bulk Shipping Inc.(a)(b)	1,002,552	4,661,867
Genco Shipping & Trading Ltd.(a)(b)	216,844	1,617,656
Matson Inc.	900,872	32,512,471
Safe Bulkers Inc.(a)(b)	1,125,865	1,643,763
Scorpio Bulkers Inc.	1,157,797	4,445,940

		50,314,444

Media — 1.6%
Beasley Broadcast Group Inc., Class A	209,325	833,114
Boston Omaha Corp., Class A(a)(b)	106,039	2,644,613
Cardlytics Inc.(a)(b)	121,007	2,001,456
Central European Media Enterprises Ltd., Class A(a)(b)	1,813,130	7,216,257
Clear Channel Outdoor Holdings Inc., Class A(a)	834,504	4,464,596
Daily Journal Corp.(a)(b)	23,353	4,999,877
Emerald Expositions Events Inc.	521,385	6,621,590
Entercom Communications Corp., Class A	2,712,518	14,240,720
Entravision Communications Corp., Class A	1,362,460	4,414,370
EW Scripps Co. (The), Class A, NVS	953,860	20,031,060
Fluent Inc.(a)(b)	684,974	3,849,554
Gannett Co. Inc.	2,404,297	25,341,290
Gray Television Inc.(a)(b)	1,692,950	36,161,412
Hemisphere Media Group Inc.(a)(b)	380,830	5,369,703
Liberty Latin America Ltd., Class A(a)(b)	935,715	18,096,728
Liberty Latin America Ltd., Class C, NVS(a)(b)	2,431,437	47,291,450
Loral Space & Communications Inc.(a)(b)	278,801	10,050,776
MDC Partners Inc., Class A(a)	1,259,439	2,833,738
Meredith Corp.	843,117	46,590,645
MSG Networks Inc., Class A(a)(b)	1,269,585	27,613,474
National CineMedia Inc.	1,621,626	11,432,463
New Media Investment Group Inc.	1,253,500	13,161,750
New York Times Co. (The), Class A(b)	2,797,211	91,888,381
Nexstar Media Group Inc., Class A	953,352	103,314,756
Saga Communications Inc., Class A	82,864	2,750,256
Scholastic Corp., NVS	607,154	24,140,443
Sinclair Broadcast Group Inc., Class A	1,439,296	55,384,110
TechTarget Inc.(a)(b)	447,818	7,285,999
TEGNA Inc.	4,616,541	65,093,228
Tribune Publishing Co.(a)(b)	390,105	4,599,338
WideOpenWest Inc.(a)(b)	642,148	5,843,547

		675,560,694

Metals & Mining — 1.2%
AK Steel Holding Corp.(a)(b)	6,683,546	18,379,751
Allegheny Technologies Inc.(a)(b)	2,677,631	68,467,025
Carpenter Technology Corp.	989,804	45,382,513
Century Aluminum Co.(a)(b)	1,055,613	9,373,843
Cleveland-Cliffs Inc.(b)	6,232,489	62,262,565
Coeur Mining Inc.(a)(b)	4,051,003	16,528,092
Commercial Metals Co.	2,468,378	42,159,896
Compass Minerals International Inc.	723,202	39,320,493
Ferroglobe PLC(a)(c)	1,289,900	13
Gold Resource Corp.(b)	1,137,893	4,471,919
Haynes International Inc.	265,591	8,719,353
Hecla Mining Co.(b)	9,703,463	22,317,965
Kaiser Aluminum Corp.	343,589	35,984,076

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Materion Corp.	426,379	$24,329,186
Olympic Steel Inc.	207,170	3,287,788
Ramaco Resources Inc.(a)(b)	125,635	728,683
Ryerson Holding Corp.(a)(b)	327,769	2,805,703
Schnitzer Steel Industries Inc., Class A	556,025	13,344,600
SunCoke Energy Inc.(a)	1,365,901	11,596,499
Synalloy Corp.	173,660	2,639,632
TimkenSteel Corp.(a)	853,003	9,263,613
Universal Stainless & Alloy Products Inc.(a)(b)	179,193	2,969,228
Warrior Met Coal Inc.	925,849	28,145,810
Worthington Industries Inc.	871,531	32,525,537

		505,003,783

Mortgage Real Estate Investment — 1.2%
AG Mortgage Investment Trust Inc.	602,921	10,153,190
Anworth Mortgage Asset Corp.	2,088,291	8,436,696
Apollo Commercial Real Estate Finance Inc.	2,647,103	48,177,275
Arbor Realty Trust Inc.	1,552,489	20,135,782
Ares Commercial Real Estate Corp.	583,489	8,863,198
Arlington Asset Investment Corp., Class A	629,617	5,011,751
ARMOUR Residential REIT Inc.	1,113,529	21,747,221
Blackstone Mortgage Trust Inc., Class A	2,433,547	84,103,384
Capstead Mortgage Corp.	1,801,758	15,477,101
Cherry Hill Mortgage Investment Corp.	355,450	6,120,849
Colony Credit Real Estate Inc.	1,791,246	28,050,912
Dynex Capital Inc.	1,457,084	8,873,642
Exantas Capital Corp.	627,161	6,666,722
Granite Point Mortgage Trust Inc.	1,072,006	19,907,151
Great Ajax Corp.	336,089	4,617,863
Invesco Mortgage Capital Inc.	2,761,051	43,624,606
KKR Real Estate Finance Trust Inc.	452,254	9,054,125
Ladder Capital Corp.	1,973,771	33,593,582
New York Mortgage Trust Inc.	3,684,959	22,441,400
Orchid Island Capital Inc.	1,038,858	6,835,686
PennyMac Mortgage Investment Trust(d)	1,268,171	26,263,821
Ready Capital Corp.	626,472	9,190,344
Redwood Trust Inc.	2,056,860	33,218,289
TPG RE Finance Trust Inc.	756,461	14,826,636
Western Asset Mortgage Capital Corp.	979,239	10,017,615

		505,408,841

Multi-Utilities — 0.5%
Avista Corp.	1,395,770	56,696,177
Black Hills Corp.	1,140,770	84,496,834
NorthWestern Corp.	1,078,583	75,943,029
Unitil Corp.	306,092	16,581,004

		233,717,044

Multiline Retail — 0.3%
Big Lots Inc.(b)	852,362	32,406,803
Dillard’s Inc., Class A(b)	235,993	16,996,216
JC Penney Co. Inc.(a)(b)	6,599,529	9,833,298
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,058,453	90,317,795

		149,554,112

Oil, Gas & Consumable Fuels — 2.3%
Abraxas Petroleum Corp.(a)(b)	3,341,039	4,176,299
Adams Resources & Energy Inc.	45,258	1,767,777
Alta Mesa Resources Inc., Class A(a)(b)	2,128,782	564,979
Approach Resources Inc.(a)(b)	912,227	322,655
Arch Coal Inc., Class A	370,123	33,781,126
Ardmore Shipping Corp.(a)	688,233	4,239,515
Berry Petroleum Corp.	1,173,780	13,545,421

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Bonanza Creek Energy Inc.(a)	396,727	$9,001,736
California Resources Corp.(a)(b)	960,323	24,689,904
Callon Petroleum Co.(a)(b)	4,846,501	36,591,082
Carrizo Oil & Gas Inc.(a)(b)	1,849,857	23,067,717
Clean Energy Fuels Corp.(a)(b)	2,902,193	8,967,776
CONSOL Energy Inc.(a)(b)	583,470	19,966,343
CVR Energy Inc.	387,832	15,978,678
Delek U.S. Holdings Inc.	1,735,270	63,198,533
Denbury Resources Inc.(a)	9,703,542	19,892,261
DHT Holdings Inc.	1,931,572	8,614,811
Dorian LPG Ltd.(a)(b)	582,576	3,740,138
Earthstone Energy Inc., Class A(a)(b)	416,922	2,951,808
Energy Fuels Inc./Canada(a)(b)	1,783,066	5,937,610
EP Energy Corp., Class A(a)(b)	823,397	214,083
Evolution Petroleum Corp.	542,813	3,663,988
Frontline Ltd./Bermuda(a)(b)	1,668,637	10,779,395
GasLog Ltd.	866,015	15,120,622
Golar LNG Ltd.	2,024,858	42,704,255
Goodrich Petroleum Corp.(a)(b)	182,113	2,476,737
Green Plains Inc.	839,788	14,007,664
Gulfport Energy Corp.(a)(b)	3,745,635	30,039,993
Halcon Resources Corp.(a)(b)	2,820,313	3,807,422
Hallador Energy Co.	390,858	2,055,913
HighPoint Resources Corp.(a)(b)	2,285,703	5,051,404
International Seaways Inc.(a)(b)	457,136	7,835,311
Isramco Inc.(a)(b)	14,919	1,685,847
Jagged Peak Energy Inc.(a)(b)	1,412,196	14,785,692
Laredo Petroleum Inc.(a)(b)	3,308,531	10,223,361
Lilis Energy Inc.(a)(b)	962,169	1,125,738
Matador Resources Co.(a)	2,236,702	43,235,450
Midstates Petroleum Co. Inc.(a)(b)	314,971	3,077,267
Montage Resources Corp.(a)(b)	120,646	1,814,516
NACCO Industries Inc., Class A	84,385	3,225,195
NextDecade Corp.(a)(b)	160,867	887,986
Nordic American Tankers Ltd.	2,917,061	5,892,463
Northern Oil and Gas Inc.(a)	4,122,575	11,295,855
Oasis Petroleum Inc.(a)(b)	5,719,437	34,545,399
Overseas Shipholding Group Inc., Series A(a)(b)	1,270,044	2,908,401
Panhandle Oil and Gas Inc., Class A	327,138	5,136,067
Par Pacific Holdings Inc.(a)(b)	678,144	12,077,745
PDC Energy Inc.(a)(b)	1,406,548	57,218,373
Peabody Energy Corp.	1,674,070	47,426,403
Penn Virginia Corp.(a)(b)	260,951	11,507,939
PetroCorp Inc. Escrow(a)(c)	26,106	—
Renewable Energy Group Inc.(a)(b)	779,148	17,110,090
REX American Resources Corp.(a)(b)	117,317	9,456,923
Ring Energy Inc.(a)(b)	1,203,256	7,063,113
Rosehill Resources Inc.(a)(b)	51,582	175,379
SandRidge Energy Inc.(a)(b)	644,330	5,167,527
Scorpio Tankers Inc.	995,444	19,749,609
SemGroup Corp., Class A	1,697,487	25,020,958
Ship Finance International Ltd.	1,744,114	21,522,367
SilverBow Resources Inc.(a)(b)	151,846	3,492,458
Southwestern Energy Co.(a)(b)	12,583,517	59,016,695
SRC Energy Inc.(a)(b)	5,147,922	26,357,361
Talos Energy Inc.(a)(b)	423,506	11,248,319
Teekay Corp.(b)	1,440,221	5,645,666
Teekay Tankers Ltd., Class A	4,237,309	4,110,613
Tellurian Inc.(a)(b)	1,829,483	20,490,210
Ultra Petroleum Corp.(a)(b)	3,346,367	2,041,284

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Uranium Energy Corp.(a)(b)	3,646,893	$5,105,650
W&T Offshore Inc.(a)(b)	1,992,921	13,751,155
World Fuel Services Corp.(b)	1,423,523	41,125,579
Zion Oil & Gas Inc.(a)(b)	1,120,033	845,625

		1,005,319,234

Paper & Forest Products — 0.4%
Boise Cascade Co.	825,112	22,079,997
Clearwater Paper Corp.(a)(b)	343,458	6,690,562
Louisiana-Pacific Corp.	3,031,230	73,901,388
Neenah Inc.	353,841	22,773,207
PH Glatfelter Co.	915,259	12,923,457
Schweitzer-Mauduit International Inc.	651,331	25,219,536
Verso Corp., Class A(a)(b)	726,474	15,561,073

		179,149,220

Personal Products — 0.3%
Edgewell Personal Care Co.(a)	1,152,138	50,567,337
elf Beauty Inc.(a)(b)	467,609	4,956,655
Inter Parfums Inc.	370,250	28,090,867
Medifast Inc.	247,391	31,554,722
Natural Health Trends Corp.(b)	169,233	2,193,260
Nature’s Sunshine Products Inc.(a)(b)	212,238	1,971,691
Revlon Inc., Class A(a)(b)	171,165	3,317,178
USANA Health Sciences Inc.(a)(b)	267,816	22,461,728

		145,113,438

Pharmaceuticals — 2.0%
Aclaris Therapeutics Inc.(a)(b)	741,098	4,439,177
Aerie Pharmaceuticals Inc.(a)(b)	757,965	36,003,338
Akorn Inc.(a)(b)	1,962,369	6,907,539
Amneal Pharmaceuticals Inc.(a)(b)	1,851,002	26,228,698
Amphastar Pharmaceuticals Inc.(a)(b)	759,251	15,511,498
Ampio Pharmaceuticals Inc.(a)(b)	2,370,855	1,332,421
ANI Pharmaceuticals Inc.(a)(b)	173,062	12,207,793
Aquestive Therapeutics Inc.(a)(b)	172,586	1,192,569
Aratana Therapeutics Inc.(a)(b)	970,598	3,494,153
Arvinas Holding Co. LLC(a)(b)	162,259	2,394,943
Assertio Therapeutics Inc.(a)(b)	1,251,491	6,345,059
Clearside Biomedical Inc.(a)(b)	587,612	810,905
Collegium Pharmaceutical Inc.(a)(b)	616,814	9,338,564
Corcept Therapeutics Inc.(a)(b)	2,072,006	24,325,350
Cymabay Therapeutics Inc.(a)(b)	1,273,675	16,914,404
Dermira Inc.(a)(b)	743,142	10,069,574
Dova Pharmaceuticals Inc.(a)(b)	247,507	2,200,337
Durect Corp.(a)(b)	3,294,010	2,061,721
Eloxx Pharmaceuticals Inc.(a)(b)	486,401	5,681,164
Endo International PLC(a)	4,797,110	38,520,793
Evolus Inc.(a)(b)	194,748	4,395,462
Horizon Pharma PLC(a)(b)	3,836,184	101,390,343
Innovate Biopharmaceuticals Inc.(a)(b)	431,592	832,973
Innoviva Inc.(a)	1,465,379	20,559,267
Intersect ENT Inc.(a)(b)	638,153	20,516,619
Intra-Cellular Therapies Inc.(a)(b)	941,226	11,464,133
Kala Pharmaceuticals Inc.(a)(b)	329,775	2,727,239
Lannett Co. Inc.(a)(b)	619,292	4,873,828
Liquidia Technologies Inc.(a)(b)	151,565	1,724,810
Mallinckrodt PLC(a)(b)	1,744,813	37,932,235
Marinus Pharmaceuticals Inc.(a)(b)	1,004,960	4,200,733
Medicines Co. (The)(a)(b)	1,458,715	40,771,084
Melinta Therapeutics Inc.(a)	141,928	503,844
Menlo Therapeutics Inc.(a)(b)	205,267	1,611,346

Security	Shares	Value

Pharmaceuticals (continued)
MyoKardia Inc.(a)(b)	720,893	$37,479,227
Neos Therapeutics Inc.(a)(b)	978,936	2,555,023
Ocular Therapeutix Inc.(a)(b)	793,538	3,150,346
Odonate Therapeutics Inc.(a)(b)	142,660	3,154,213
Omeros Corp.(a)(b)	990,304	17,201,581
Optinose Inc.(a)(b)	422,071	4,347,331
Osmotica Pharmaceuticals PLC(a)(b)	203,749	733,496
Pacira Pharmaceuticals Inc./DE(a)(b)	846,413	32,214,479
Paratek Pharmaceuticals Inc.(a)(b)	661,954	3,548,073
Phibro Animal Health Corp., Class A	439,448	14,501,784
Prestige Consumer Healthcare Inc.(a)(b)	1,110,333	33,210,060
Reata Pharmaceuticals Inc., Class A(a)	401,051	34,277,829
resTORbio Inc.(a)(b)	144,837	987,788
Revance Therapeutics Inc.(a)(b)	811,373	12,787,239
scPharmaceuticals Inc.(a)(b)	159,765	479,295
Sienna Biopharmaceuticals Inc.(a)(b)	343,990	798,057
SIGA Technologies Inc.(a)(b)	1,091,080	6,557,391
Supernus Pharmaceuticals Inc.(a)(b)	1,049,570	36,776,933
Teligent Inc.(a)(b)	836,780	970,665
Tetraphase Pharmaceuticals Inc.(a)(b)	1,143,139	1,531,806
TherapeuticsMD Inc.(a)(b)	3,903,842	19,011,711
Theravance Biopharma Inc.(a)(b)	924,517	20,958,800
Tricida Inc.(a)(b)	379,490	14,655,904
Verrica Pharmaceuticals Inc.(a)(b)	227,975	2,464,410
WaVe Life Sciences Ltd.(a)(b)	428,737	16,656,432
Xeris Pharmaceuticals Inc.(a)(b)	433,798	4,355,332
Zogenix Inc.(a)(b)	890,541	48,988,660
Zomedica Pharmaceuticals Corp.(a)(b)	829,229	290,230

		854,128,011

Professional Services — 1.6%
Acacia Research Corp.(a)	777,464	2,534,533
ASGN Inc.(a)	1,081,534	68,666,594
Barrett Business Services Inc.	150,064	11,604,449
BG Staffing Inc.	179,120	3,911,981
CBIZ Inc.(a)	1,100,447	22,273,047
CRA International Inc.	169,280	8,555,411
Exponent Inc.	1,100,335	63,511,336
Forrester Research Inc.	224,432	10,851,287
Franklin Covey Co.(a)(b)	204,726	5,179,568
FTI Consulting Inc.(a)(b)	806,360	61,944,575
GP Strategies Corp.(a)(b)	258,074	3,135,599
Heidrick & Struggles International Inc.	392,392	15,040,385
Huron Consulting Group Inc.(a)(b)	469,428	22,166,390
ICF International Inc.	383,730	29,194,178
InnerWorkings Inc.(a)(b)	937,882	3,395,133
Insperity Inc.	816,036	100,911,012
Kelly Services Inc., Class A, NVS	656,927	14,491,810
Kforce Inc.	497,004	17,454,781
Korn Ferry	1,202,300	53,838,994
Mistras Group Inc.(a)(b)	381,372	5,266,747
Navigant Consulting Inc.	903,701	17,595,058
Resources Connection Inc.	626,412	10,360,854
TriNet Group Inc.(a)(b)	932,221	55,690,883
TrueBlue Inc.(a)(b)	861,353	20,362,385
Upwork Inc.(a)(b)	264,890	5,069,995
WageWorks Inc.(a)	841,588	31,778,363
Willdan Group Inc.(a)(b)	202,951	7,523,394

		672,308,742

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)(b)	206,035	$4,876,849
American Realty Investors Inc.(a)	43,364	524,704
Consolidated-Tomoka Land Co.(b)	80,436	4,749,746
Cushman & Wakefield PLC(a)(b)	1,348,096	23,996,109
Forestar Group Inc.(a)(b)	214,701	3,712,180
FRP Holdings Inc.(a)(b)	148,865	7,081,508
Griffin Industrial Realty Inc.	25,512	889,093
HFF Inc., Class A	795,725	37,995,869
Kennedy-Wilson Holdings Inc.	2,670,429	57,120,476
Marcus & Millichap Inc.(a)(b)	412,628	16,806,338
Maui Land & Pineapple Co. Inc.(a)(b)	137,415	1,570,654
Newmark Group Inc., Class A	3,165,316	26,398,736
RE/MAX Holdings Inc., Class A	374,935	14,449,995
Redfin Corp.(a)(b)	1,684,253	34,139,808
RMR Group Inc. (The), Class A	151,854	9,260,057
St. Joe Co. (The)(a)(b)	730,537	12,046,555
Stratus Properties Inc.(a)	128,162	3,384,758
Tejon Ranch Co.(a)(b)	449,034	7,902,998
Transcontinental Realty Investors Inc.(a)	34,333	1,072,563
Trinity Place Holdings Inc.(a)(b)	413,052	1,652,208

		269,631,204

Road & Rail — 0.5%
ArcBest Corp.	544,871	16,776,578
Avis Budget Group Inc.(a)(b)	1,383,809	48,239,582
Covenant Transportation Group Inc., Class A(a)(b)	260,720	4,948,466
Daseke Inc.(a)(b)	862,185	4,388,522
Heartland Express Inc.(b)	1,014,743	19,564,245
Hertz Global Holdings Inc.(a)(b)	1,167,106	20,272,631
Marten Transport Ltd.	821,900	14,654,477
PAM Transportation Services Inc.(a)(b)	44,810	2,193,001
Saia Inc.(a)(b)	549,824	33,594,246
U.S. Xpress Enterprises Inc., Class A(a)(b)	498,709	3,296,467
Universal Logistics Holdings Inc.	189,962	3,738,452
USA Truck Inc.(a)(b)	166,254	2,400,708
Werner Enterprises Inc.	1,001,742	34,209,489
YRC Worldwide Inc.(a)(b)	723,270	4,838,676

		213,115,540

Semiconductors & Semiconductor Equipment — 2.9%
ACM Research Inc., Class A(a)(b)	170,536	2,631,370
Adesto Technologies Corp.(a)(b)	526,517	3,185,428
Advanced Energy Industries Inc.(a)(b)	820,985	40,786,535
Alpha & Omega Semiconductor Ltd.(a)(b)	416,964	4,799,256
Ambarella Inc.(a)(b)	660,657	28,540,382
Amkor Technology Inc.(a)(b)	2,168,288	18,517,179
Aquantia Corp.(a)(b)	445,042	4,032,080
Axcelis Technologies Inc.(a)	695,409	13,991,629
AXT Inc.(a)(b)	824,298	3,668,126
Brooks Automation Inc.	1,475,036	43,262,806
Cabot Microelectronics Corp.	605,990	67,846,640
CEVA Inc.(a)	463,967	12,508,550
Cirrus Logic Inc.(a)(b)	1,265,389	53,234,915
Cohu Inc.	835,910	12,329,672
Cree Inc.(a)(b)	2,204,903	126,164,550
Diodes Inc.(a)(b)	851,021	29,530,429
Entegris Inc.	3,022,504	107,873,168
FormFactor Inc.(a)(b)	1,571,563	25,286,449
Ichor Holdings Ltd.(a)(b)	472,134	10,660,786
Impinj Inc.(a)(b)	341,839	5,727,512
Inphi Corp.(a)(b)	921,701	40,315,202

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Integrated Device Technology Inc.(a)	2,752,122	$134,826,457
Kopin Corp.(a)(b)	1,238,144	1,659,113
Lattice Semiconductor Corp.(a)	2,484,226	29,636,816
MACOM Technology Solutions Holdings Inc.(a)(b)	977,436	16,332,955
MaxLinear Inc.(a)(b)	1,348,237	34,420,491
Nanometrics Inc.(a)(b)	479,313	14,801,185
NeoPhotonics Corp.(a)(b)	745,409	4,688,623
NVE Corp.	100,194	9,807,991
PDF Solutions Inc.(a)(b)	610,500	7,539,675
Photronics Inc.(a)	1,381,237	13,052,690
Power Integrations Inc.(b)	614,990	43,012,400
Rambus Inc.(a)(b)	2,303,035	24,066,716
Rudolph Technologies Inc.(a)(b)	662,292	15,100,258
Semtech Corp.(a)(b)	1,384,493	70,484,539
Silicon Laboratories Inc.(a)(b)	914,229	73,924,557
SMART Global Holdings Inc.(a)(b)	276,573	5,310,202
SunPower Corp.(a)(b)	1,294,682	8,428,380
Synaptics Inc.(a)(b)	736,424	29,272,854
Ultra Clean Holdings Inc.(a)(b)	807,851	8,361,258
Veeco Instruments Inc.(a)(b)	994,027	10,775,253
Xperi Corp.	1,022,973	23,937,568

		1,234,332,645

Software — 6.1%
8x8 Inc.(a)(b)	1,994,013	40,279,063
A10 Networks Inc.(a)(b)	1,091,492	7,738,678
ACI Worldwide Inc.(a)(b)	2,445,279	80,376,321
Agilysys Inc.(a)	333,285	7,055,643
Alarm.com Holdings Inc.(a)(b)	664,045	43,096,520
Altair Engineering Inc., Class A(a)(b)	534,960	19,691,878
Alteryx Inc., Class A(a)(b)	621,446	52,120,676
Amber Road Inc.(a)(b)	492,363	4,268,787
American Software Inc./GA, Class A	621,775	7,430,211
Anaplan Inc.(a)(b)	388,889	15,306,671
Appfolio Inc., Class A(a)(b)	333,004	26,440,518
Asure Software Inc.(a)(b)	224,986	1,374,664
Avalara Inc.(a)	586,557	32,724,015
Avaya Holdings Corp.(a)(b)	2,222,159	37,398,936
Benefitfocus Inc.(a)(b)	600,500	29,736,760
Blackbaud Inc.(b)	1,027,554	81,926,880
Blackline Inc.(a)(b)	780,079	36,133,259
Bottomline Technologies de Inc.(a)	896,597	44,910,544
Box Inc., Class A(a)(b)	2,683,389	51,816,242
Carbon Black Inc.(a)(b)	831,742	11,602,801
ChannelAdvisor Corp.(a)(b)	555,670	6,768,061
Cision Ltd.(a)(b)	1,434,948	19,759,234
Cloudera Inc.(a)(b)	4,251,191	46,508,029
CommVault Systems Inc.(a)(b)	854,468	55,318,258
Cornerstone OnDemand Inc.(a)	1,160,023	63,546,060
Coupa Software Inc.(a)(b)	1,187,615	108,049,213
Digimarc Corp.(a)(b)	235,503	7,390,084
Domo Inc., Class B(a)(b)	355,166	14,323,845
Ebix Inc.(b)	509,632	25,160,532
eGain Corp.(a)(b)	371,396	3,881,088
Ellie Mae Inc.(a)(b)	738,934	72,925,396
Envestnet Inc.(a)(b)	954,462	62,412,270
Everbridge Inc.(a)(b)	618,637	46,403,961
Five9 Inc.(a)(b)	1,224,690	64,700,373
ForeScout Technologies Inc.(a)(b)	656,972	27,533,696
Fusion Connect Inc.(a)(b)	438,297	574,169
HubSpot Inc.(a)(b)	788,300	131,023,343

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Instructure Inc.(a)(b)	672,138	$31,671,142
j2 Global Inc.	998,298	86,452,607
LivePerson Inc.(a)	1,265,532	36,725,739
Majesco(a)(b)	140,373	989,630
MicroStrategy Inc., Class A(a)(b)	183,099	26,412,031
Mitek Systems Inc.(a)(b)	666,149	8,153,664
MobileIron Inc.(a)(b)	1,558,689	8,526,029
Model N Inc.(a)(b)	555,305	9,740,050
Monotype Imaging Holdings Inc.	877,207	17,447,647
New Relic Inc.(a)(b)	960,393	94,790,789
OneSpan Inc.(a)(b)	662,832	12,739,631
Park City Group Inc.(a)(b)	317,545	2,537,184
Paylocity Holding Corp.(a)(b)	618,052	55,124,058
Progress Software Corp.	949,522	42,130,291
PROS Holdings Inc.(a)(b)	677,019	28,597,283
Q2 Holdings Inc.(a)(b)	794,498	55,026,931
QAD Inc., Class A	217,460	9,366,002
Qualys Inc.(a)(b)	726,896	60,143,375
Rapid7 Inc.(a)(b)	786,619	39,810,788
Rimini Street Inc.(a)(b)	205,628	1,028,140
SailPoint Technologies Holding Inc.(a)	1,483,442	42,604,454
SecureWorks Corp., Class A(a)(b)	180,665	3,324,236
ShotSpotter Inc.(a)(b)	152,056	5,869,362
SPS Commerce Inc.(a)(b)	364,493	38,658,128
SVMK Inc.(a)(b)	369,164	6,722,476
Telaria Inc.(a)	922,364	5,847,788
Telenav Inc.(a)(b)	657,671	3,992,063
Tenable Holdings Inc.(a)(b)	631,408	19,990,377
TiVo Corp.	2,562,843	23,885,697
Trade Desk Inc. (The), Class A(a)(b)	709,364	140,418,604
Upland Software Inc.(a)(b)	335,952	14,230,927
Varonis Systems Inc.(a)(b)	599,136	35,726,480
Verint Systems Inc.(a)(b)	1,380,182	82,617,694
Veritone Inc.(a)(b)	177,500	923,000
VirnetX Holding Corp.(a)(b)	1,248,233	7,901,315
Workiva Inc.(a)	620,900	31,479,630
Yext Inc.(a)(b)	1,812,135	39,613,271
Zix Corp.(a)(b)	1,130,168	7,775,556
Zscaler Inc.(a)(b)	1,294,220	91,799,025

		2,618,499,773

Specialty Retail — 3.0%
Aaron’s Inc.	1,474,871	77,578,215
Abercrombie & Fitch Co., Class A	1,400,799	38,395,901
American Eagle Outfitters Inc.	3,434,559	76,144,173
America’s Car-Mart Inc./TX(a)(b)	122,466	11,186,044
Asbury Automotive Group Inc.(a)(b)	411,760	28,559,674
Ascena Retail Group Inc.(a)(b)	3,680,355	3,974,783
At Home Group Inc.(a)(b)	961,957	17,180,552
Barnes & Noble Education Inc.(a)(b)	854,610	3,589,362
Barnes & Noble Inc.	1,273,349	6,914,285
Bed Bath & Beyond Inc.	2,796,829	47,518,125
Big 5 Sporting Goods Corp.	432,125	1,374,158
Boot Barn Holdings Inc.(a)(b)	594,087	17,489,921
Buckle Inc. (The)	611,270	11,442,974
Caleres Inc.	897,918	22,169,595
Camping World Holdings Inc., Class A(b)	681,196	9,475,436
Carvana Co.(a)(b)	685,824	39,818,941
Cato Corp. (The), Class A	462,517	6,928,505
Chico’s FAS Inc.	2,683,892	11,460,219
Children’s Place Inc. (The)	333,656	32,458,056

Security	Shares	Value

Specialty Retail (continued)
Citi Trends Inc.	251,143	$4,849,571
Conn’s Inc.(a)(b)	413,098	9,443,420
Container Store Group Inc. (The)(a)(b)	328,313	2,889,154
Designer Brand Inc.	1,456,984	32,374,184
Express Inc.(a)(b)	1,405,240	6,014,427
Five Below Inc.(a)(b)	1,163,243	144,532,943
Francesca’s Holdings Corp.(a)(b)	747,643	505,706
GameStop Corp., Class A	2,124,681	21,586,759
Genesco Inc.(a)(b)	416,602	18,976,221
GNC Holdings Inc., Class A(a)(b)	1,725,944	4,711,827
Group 1 Automotive Inc.	397,274	25,703,628
Guess? Inc.	1,222,236	23,955,826
Haverty Furniture Companies Inc.	388,930	8,509,788
Hibbett Sports Inc.(a)(b)	390,589	8,909,335
Hudson Ltd., Class A(a)(b)	859,456	11,817,520
J. Jill Inc.(b)	345,387	1,896,175
Kirkland’s Inc.(a)(b)	324,487	2,281,144
Lithia Motors Inc., Class A	475,758	44,126,554
Lumber Liquidators Holdings Inc.(a)(b)	598,177	6,041,588
MarineMax Inc.(a)(b)	469,062	8,987,228
Monro Inc.(b)	680,170	58,848,308
Murphy USA Inc.(a)(b)	641,534	54,928,141
National Vision Holdings Inc.(a)(b)	1,331,750	41,856,902
Office Depot Inc.	11,588,212	42,065,210
Party City Holdco Inc.(a)(b)	1,221,534	9,698,980
Pier 1 Imports Inc.(a)(b)	1,667,744	1,273,323
Rent-A-Center Inc./TX(a)	936,243	19,539,391
RH(a)(b)	403,500	41,540,325
RTW RetailWinds Inc.(a)(b)	609,944	1,463,866
Sally Beauty Holdings Inc.(a)(b)	2,576,561	47,434,488
Shoe Carnival Inc.	215,025	7,317,301
Signet Jewelers Ltd.	1,105,469	30,024,538
Sleep Number Corp.(a)(b)	691,502	32,500,594
Sonic Automotive Inc., Class A	514,995	7,627,076
Sportsman’s Warehouse Holdings Inc.(a)(b)	826,392	3,966,682
Tailored Brands Inc.	1,044,118	8,185,885
Tile Shop Holdings Inc.	891,901	5,048,160
Tilly’s Inc., Class A	429,348	4,778,643
Winmark Corp.(b)	54,397	10,258,730
Zumiez Inc.(a)	395,427	9,842,178

		1,289,970,638

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	2,319,020	24,952,655
Avid Technology Inc.(a)(b)	562,749	4,192,480
Cray Inc.(a)	862,146	22,458,903
Diebold Nixdorf Inc.	1,623,617	17,973,440
Eastman Kodak Co.(a)(b)	338,447	1,001,803
Electronics For Imaging Inc.(a)(b)	937,600	25,221,440
Immersion Corp.(a)(b)	542,484	4,573,140
Stratasys Ltd.(a)(b)	1,076,067	25,631,916
USA Technologies Inc.(a)(b)	1,195,529	4,961,446

		130,967,223

Textiles, Apparel & Luxury Goods — 0.9%
Crocs Inc.(a)	1,405,271	36,185,728
Culp Inc.	241,784	4,649,506
Deckers Outdoor Corp.(a)(b)	622,322	91,475,111
Fossil Group Inc.(a)(b)	973,369	13,354,623
G-III Apparel Group Ltd.(a)(b)	926,864	37,037,485
Movado Group Inc.	330,214	12,013,185

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Oxford Industries Inc.	356,410	$26,823,417
Rocky Brands Inc.	143,955	3,449,162
Steven Madden Ltd.	1,857,440	62,855,770
Superior Group of Companies Inc.	204,136	3,392,740
Unifi Inc.(a)(b)	328,414	6,354,811
Vera Bradley Inc.(a)(b)	476,707	6,316,368
Wolverine World Wide Inc.	1,970,938	70,421,615

		374,329,521

Thrifts & Mortgage Finance — 2.3%
Axos Financial Inc.(a)(b)	1,229,257	35,599,283
Bank7 Corp.(a)(b)	71,562	1,243,032
Bridgewater Bancshares Inc.(a)(b)	484,415	4,994,319
Capitol Federal Financial Inc.	2,802,749	37,416,699
Columbia Financial Inc.(a)(b)	1,071,571	16,791,518
Dime Community Bancshares Inc.	659,136	12,345,617
Entegra Financial Corp.(a)(b)	136,895	3,073,293
ESSA Bancorp. Inc.	218,889	3,370,891
Essent Group Ltd.(a)	2,049,886	89,067,547
Federal Agricultural Mortgage Corp., Class C, NVS	189,213	13,704,698
First Defiance Financial Corp.	424,368	12,196,336
Flagstar Bancorp. Inc.(b)	640,699	21,091,811
FS Bancorp. Inc.	79,678	4,022,145
Greene County Bancorp. Inc.	61,137	1,856,119
Hingham Institution for Savings	29,500	5,074,295
Home Bancorp. Inc.	164,488	5,469,226
HomeStreet Inc.(a)	530,627	13,982,021
Impac Mortgage Holdings Inc.(a)(b)	215,054	843,012
Kearny Financial Corp./MD	1,872,874	24,103,888
LendingTree Inc.(a)(b)	170,363	59,892,816
Luther Burbank Corp.	424,555	4,288,005
Merchants Bancorp/IN	338,643	7,280,824
Meridian Bancorp. Inc.	1,010,375	15,852,784
Meta Financial Group Inc.	586,563	11,543,560
MGIC Investment Corp.(a)	7,573,332	99,892,249
Mr Cooper Group Inc.(a)(b)	1,583,006	15,181,028
NMI Holdings Inc., Class A(a)(b)	1,356,449	35,091,336
Northfield Bancorp. Inc.	932,373	12,959,985
Northwest Bancshares Inc.	2,044,154	34,689,293
OceanFirst Financial Corp.	1,013,021	24,373,285
Oconee Federal Financial Corp.	37,804	983,282
Ocwen Financial Corp.(a)(b)	2,469,816	4,495,065
OP Bancorp(b)	261,019	2,283,916
Oritani Financial Corp.	817,795	13,599,931
PCSB Financial Corp.(b)	340,884	6,671,100
PennyMac Financial Services Inc.(d)	224,219	4,986,631
Ponce de Leon Federal Bank(a)(b)	184,607	2,575,268
Provident Bancorp. Inc.(a)(b)	88,759	2,010,391
Provident Financial Services Inc.	1,309,862	33,912,327
Prudential Bancorp. Inc.	189,187	3,282,394
Radian Group Inc.	4,611,267	95,637,678
Riverview Bancorp. Inc.	458,613	3,352,461
SI Financial Group Inc.	230,827	2,979,977
Southern Missouri Bancorp. Inc.	162,597	5,007,988
Sterling Bancorp Inc./MI(b)	456,338	4,627,267
Territorial Bancorp. Inc.	163,304	4,394,511
Timberland Bancorp. Inc./WA	137,919	3,858,974
TrustCo Bank Corp. NY	1,997,398	15,499,808
United Community Financial Corp./OH	1,002,044	9,369,111
United Financial Bancorp. Inc.	1,076,395	15,446,268
Walker & Dunlop Inc.	597,852	30,436,645

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Washington Federal Inc.	1,720,744	$49,712,294
Waterstone Financial Inc.	536,588	8,832,238
Western New England Bancorp Inc.	552,146	5,096,308
WSFS Financial Corp.	1,089,715	42,062,999

		998,405,747

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	2,441,828	4,175,526
Pyxus International Inc.(a)(b)	177,418	4,238,516
Turning Point Brands Inc.(b)	175,718	8,098,842
Universal Corp./VA	524,740	30,240,766
Vector Group Ltd.	2,166,987	23,381,790

		70,135,440

Trading Companies & Distributors — 1.2%
Aircastle Ltd.	1,160,738	23,493,337
Applied Industrial Technologies Inc.	817,448	48,613,632
Beacon Roofing Supply Inc.(a)(b)	1,447,071	46,537,803
BlueLinx Holdings Inc.(a)(b)	187,283	4,989,219
BMC Stock Holdings Inc.(a)(b)	1,424,312	25,167,593
CAI International Inc.(a)(b)	373,867	8,673,714
DXP Enterprises Inc./TX(a)	346,118	13,470,913
EVI Industries Inc.(b)	81,943	3,124,487
Foundation Building Materials Inc.(a)(b)	304,096	2,992,305
GATX Corp.	800,376	61,124,715
General Finance Corp.(a)(b)	231,094	2,156,107
GMS Inc.(a)	706,334	10,679,770
H&E Equipment Services Inc.	683,235	17,156,031
Herc Holdings Inc.(a)(b)	509,502	19,860,388
Kaman Corp.	584,389	34,151,693
Lawson Products Inc./DE(a)(b)	150,227	4,711,119
MRC Global Inc.(a)(b)	1,783,691	31,178,919
NOW Inc.(a)(b)	2,301,666	32,131,257
Rush Enterprises Inc., Class A	643,844	26,919,118
Rush Enterprises Inc., Class B	94,694	3,932,642
SiteOne Landscape Supply Inc.(a)(b)	867,085	49,553,908
Systemax Inc.	256,769	5,813,250
Textainer Group Holdings Ltd.(a)(b)	592,622	5,718,802
Titan Machinery Inc.(a)(b)	409,992	6,379,475
Triton International Ltd.	1,096,308	34,095,179
Veritiv Corp.(a)(b)	247,437	6,512,542
Willis Lease Finance Corp.(a)(b)	63,969	2,711,646

		531,849,564

Water Utilities — 0.5%
American States Water Co.	783,016	55,829,041
AquaVenture Holdings Ltd.(a)(b)	234,311	4,533,918
Artesian Resources Corp., Class A, NVS	174,237	6,493,813
Cadiz Inc.(a)(b)	469,723	4,546,919
California Water Service Group	1,027,418	55,768,249
Connecticut Water Service Inc.	259,607	17,822,020
Consolidated Water Co. Ltd.	330,064	4,247,924
Global Water Resources Inc.	204,700	2,008,107
Middlesex Water Co.	335,716	18,796,739
Pure Cycle Corp.(a)(b)	367,560	3,624,141
SJW Group.	503,779	31,103,315
York Water Co. (The)	276,274	9,481,724

		214,255,910

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	878,277	20,446,288
Gogo Inc.(a)(b)	1,215,841	5,459,126
NII Holdings Inc.(a)(b)	1,866,536	3,658,411

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.	997,973	$44,270,082
Spok Holdings Inc.	403,619	5,497,291

		79,331,198

Total Common Stocks — 100.1% (Cost: $53,247,165,712)		43,223,445,177

Short-Term Investments

Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(d)(e)(f)	4,523,053,648	4,524,862,869
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(e)	30,368,036	30,368,036

		4,555,230,905

Total Short-Term Investments — 10.6% (Cost: $4,553,508,378)		4,555,230,905

Total Investments in Securities — 110.7% (Cost: $57,800,674,090)		47,778,676,082

Other Assets, Less Liabilities — (10.7)%		(4,603,952,628)

Net Assets — 100.0%		$43,174,723,454

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings Inc.(a)(b)	628,336	$22,324,778
Aerovironment Inc.(a)(b)	184,219	12,602,422
Astronics Corp.(a)	184,162	6,025,781
Axon Enterprise Inc.(a)(b)	498,352	27,115,332
Cubic Corp.	198,754	11,177,925
Kratos Defense & Security Solutions Inc.(a)(b)	282,184	4,410,536
Mercury Systems Inc.(a)(b)	208,137	13,337,419
Moog Inc., Class A	24,552	2,134,796
National Presto Industries Inc.	4,205	456,453
Wesco Aircraft Holdings Inc.(a)(b)	128,044	1,125,507

		100,710,949

Air Freight & Logistics — 0.4%
Air Transport Services Group Inc.(a)(b)	507,565	11,699,373
Echo Global Logistics Inc.(a)	230,031	5,700,168
Forward Air Corp.	250,038	16,184,960
Hub Group Inc., Class A(a)	180,776	7,384,700

		40,969,201

Airlines — 0.2%
Allegiant Travel Co.	111,962	14,495,720
Mesa Air Group Inc.(a)(b)	24,240	202,162

		14,697,882

Auto Components — 1.0%
Dana Inc.	1,173,087	20,810,563
Dorman Products Inc.(a)(b)	232,906	20,516,690
Fox Factory Holding Corp.(a)(b)	312,816	21,862,710
LCI Industries	211,946	16,281,692
Modine Manufacturing Co.(a)	66,087	916,627
Shiloh Industries Inc.(a)(b)	22,355	122,952
Stoneridge Inc.(a)(b)	214,037	6,177,108
Tenneco Inc., Class A	357,111	7,913,580

		94,601,922

Automobiles — 0.1%
Winnebago Industries Inc.	271,605	8,460,496

Banks — 2.3%
Allegiance Bancshares Inc.(a)(b)	18,002	607,027
Amalgamated Bank, Class A(b)	13,562	212,245
Ameris Bancorp.	368,208	12,647,945
Atlantic Capital Bancshares Inc.(a)	148,993	2,656,545
BancFirst Corp.	37,403	1,950,566
Bank of NT Butterfield & Son Ltd. (The)	485,418	17,416,798
Bankwell Financial Group Inc.	9,802	286,022
Blue Hills Bancorp. Inc.	95,867	2,291,221
Cadence BanCorp.	357,806	6,637,301
Cambridge Bancorp.	8,778	727,257
Capital Bancorp Inc/MD(a)	7,299	84,814
Capstar Financial Holdings Inc.	19,132	276,266
Carolina Financial Corp.(b)	128,409	4,441,667
Central Pacific Financial Corp.	16,799	484,483
City Holding Co.	13,913	1,060,031
Civista Bancshares Inc.	30,687	669,897
CNB Financial Corp./PA	8,605	217,448
Coastal Financial Corp/WA(a)(b)	7,348	124,843
ConnectOne Bancorp. Inc.	67,358	1,326,953
Customers Bancorp. Inc.(a)(b)	83,751	1,533,481
Eagle Bancorp. Inc.(a)	223,289	11,209,108
Enterprise Bancorp. Inc./MA	7,003	201,196
Enterprise Financial Services Corp.	65,475	2,669,416

Security	Shares	Value

Banks (continued)
Equity Bancshares Inc., Class A(a)(b)	38,713	$1,114,934
Esquire Financial Holdings Inc.(a)(b)	19,088	434,443
Farmers & Merchants Bancorp. Inc./Archbold OH(b)	68,678	2,067,208
FB Financial Corp.	67,135	2,132,208
Fidelity D&D Bancorp. Inc.	1,405	83,064
First Financial Bankshares Inc.	563,449	32,556,083
First Financial Northwest Inc.	8,560	134,820
First Foundation Inc.	109,989	1,492,551
FVCBankcorp Inc.(a)(b)	2,144	36,255
German American Bancorp. Inc.	48,574	1,428,076
Glacier Bancorp. Inc.	114,121	4,572,828
Hanmi Financial Corp.	31,702	674,302
HarborOne Bancorp Inc.(a)(b)	60,273	1,036,696
Heritage Commerce Corp.	312,134	3,776,821
Home BancShares Inc./AR	308,589	5,421,909
HomeTrust Bancshares Inc.	43,483	1,095,772
Howard Bancorp. Inc.(a)(b)	23,797	352,434
Independent Bank Corp./MI	49,619	1,066,808
Independent Bank Corp./Rockland MA	23,320	1,889,153
Independent Bank Group Inc.	127,657	6,547,528
Investar Holding Corp.	23,423	531,936
Lakeland Financial Corp.	155,755	7,043,241
LegacyTexas Financial Group Inc.	164,119	6,136,409
Live Oak Bancshares Inc.(b)	113,293	1,655,211
Macatawa Bank Corp.	18,378	182,677
Malvern Bancorp. Inc.(a)	12,279	247,053
Midland States Bancorp. Inc.	94,785	2,280,527
National Bank Holdings Corp., Class A	81,462	2,709,426
National Commerce Corp.(a)	67,475	2,645,695
Northeast Bancorp.	6,950	143,726
Oak Valley Bancorp.(b)	3,597	63,451
Old Line Bancshares Inc.	16,529	412,068
Origin Bancorp Inc.(b)	52,016	1,771,145
Pacific City Financial Corp.(b)	13,659	238,350
Pacific Premier Bancorp. Inc.(b)	130,603	3,464,898
People’s Utah Bancorp.	134,436	3,545,077
Preferred Bank/Los Angeles CA	120,616	5,424,102
Reliant Bancorp Inc.	7,924	176,864
Republic First Bancorp. Inc.(a)(b)	79,419	416,950
Seacoast Banking Corp. of Florida(a)(b)	71,084	1,873,063
ServisFirst Bancshares Inc.(b)	403,951	13,637,386
Southern First Bancshares Inc.(a)	6,865	232,518
Spirit of Texas Bancshares Inc.(a)(b)	4,273	90,588
Stock Yards Bancorp. Inc.	39,981	1,351,758
Tompkins Financial Corp.	6,785	516,135
TriCo Bancshares	12,483	490,457
TriState Capital Holdings Inc.(a)(b)	58,138	1,187,759
Triumph Bancorp. Inc.(a)(b)	213,552	6,276,293
Union Bankshares Inc./Morrisville VT	29,835	1,349,437
United Community Banks Inc./GA	65,250	1,626,682
Unity Bancorp. Inc.	7,298	137,786
Veritex Holdings Inc.	94,592	2,291,018
Washington Trust Bancorp. Inc.	38,671	1,862,009
West Bancorp. Inc.	28,176	582,680

		210,240,798

Beverages — 0.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	71,598	21,102,079
Castle Brands Inc.(a)(b)	788,170	548,960
Celsius Holdings Inc.(a)(b)	204,799	872,444
Coca-Cola Consolidated Inc.(b)	40,644	11,698,562

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Craft Brew Alliance Inc.(a)(b)	112,878	$1,578,034
MGP Ingredients Inc.(b)	101,849	7,857,650
National Beverage Corp.(b)	102,498	5,917,210
Primo Water Corp.(a)(b)	292,841	4,527,322

		54,102,261

Biotechnology — 12.1%
Abeona Therapeutics Inc.(a)(b)	244,824	1,801,905
ACADIA Pharmaceuticals Inc.(a)(b)	981,663	26,357,652
Acceleron Pharma Inc.(a)(b)	313,219	14,586,609
Achaogen Inc.(a)(b)	237,454	108,350
Acorda Therapeutics Inc.(a)(b)	50,462	670,640
Adamas Pharmaceuticals Inc.(a)(b)	96,571	686,620
ADMA Biologics Inc.(a)(b)	165,355	626,695
Aduro Biotech Inc.(a)(b)	556,110	2,213,318
Adverum Biotechnologies Inc.(a)(b)	35,882	188,022
Aeglea BioTherapeutics Inc.(a)	165,490	1,332,195
Agenus Inc.(a)(b)	801,832	2,381,441
AgeX Therapeutics Inc.(a)(b)	22,527	91,234
Aimmune Therapeutics Inc.(a)(b)	381,105	8,517,697
Akcea Therapeutics Inc.(a)(b)	115,684	3,277,328
Akebia Therapeutics Inc.(a)(b)	681,442	5,581,010
Albireo Pharma Inc.(a)(b)	17,678	569,408
Alder Biopharmaceuticals Inc.(a)(b)	409,415	5,588,515
Aldeyra Therapeutics Inc.(a)(b)	181,509	1,639,026
Alector Inc.(a)(b)	40,081	750,316
Allakos Inc.(a)(b)	102,374	4,146,147
Allena Pharmaceuticals Inc.(a)(b)	102,918	722,484
Allogene Therapeutics Inc.(a)(b)	159,252	4,603,975
Amicus Therapeutics Inc.(a)(b)	1,640,903	22,316,281
AnaptysBio Inc.(a)(b)	183,456	13,401,461
Apellis Pharmaceuticals Inc.(a)	311,426	6,072,807
Aptinyx Inc.(a)(b)	94,989	384,705
Arbutus Biopharma Corp.(a)(b)	81,247	290,864
Arcus Biosciences Inc.(a)(b)	185,567	2,317,732
Arena Pharmaceuticals Inc.(a)(b)	345,372	15,483,027
ArQule Inc.(a)(b)	848,141	4,062,595
Array BioPharma Inc.(a)(b)	1,831,024	44,640,365
Arrowhead Pharmaceuticals Inc.(a)(b)	811,941	14,899,117
Assembly Biosciences Inc.(a)(b)	183,688	3,616,817
Atara Biotherapeutics Inc.(a)(b)	364,071	14,471,822
Athenex Inc.(a)(b)	383,923	4,703,057
Athersys Inc.(a)(b)	949,826	1,424,739
Audentes Therapeutics Inc.(a)(b)	298,199	11,635,725
AVEO Pharmaceuticals Inc.(a)(b)	536,124	439,675
Avid Bioservices Inc.(a)(b)	433,182	1,841,024
Avrobio Inc.(a)(b)	91,357	2,014,422
Bellicum Pharmaceuticals Inc.(a)(b)	236,185	795,943
BioCryst Pharmaceuticals Inc.(a)(b)	803,801	6,542,940
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	270,979	13,947,289
BioSpecifics Technologies Corp.(a)(b)	50,565	3,151,716
BioTime Inc.(a)(b)	385,760	505,346
Blueprint Medicines Corp.(a)(b)	358,428	28,692,161
Calyxt Inc.(a)(b)	50,854	894,522
Cara Therapeutics Inc.(a)(b)	246,709	4,840,431
CareDx Inc.(a)(b)	288,239	9,085,293
CASI Pharmaceuticals Inc.(a)(b)	379,164	1,088,201
Catalyst Pharmaceuticals Inc.(a)(b)	848,794	4,328,849
Celcuity Inc.(a)(b)	48,509	1,062,832
Cellular Biomedicine Group Inc.(a)(b)	73,332	1,268,644
ChemoCentryx Inc.(a)	192,488	2,673,658

Security	Shares	Value

Biotechnology (continued)
Clovis Oncology Inc.(a)(b)	414,315	$10,283,298
Cohbar Inc.(a)(b)	202,726	660,887
Coherus Biosciences Inc.(a)(b)	447,254	6,100,545
Constellation Pharmaceuticals Inc.(a)(b)	114,411	1,550,269
Corbus Pharmaceuticals Holdings Inc.(a)(b)	474,315	3,296,489
Corvus Pharmaceuticals Inc.(a)(b)	111,418	447,900
Crinetics Pharmaceuticals Inc.(a)(b)	61,731	1,404,998
CTI BioPharma Corp.(a)(b)	448,923	435,545
Cue Biopharma Inc.(a)(b)	155,768	1,204,087
Cytokinetics Inc.(a)(b)	359,643	2,909,512
CytomX Therapeutics Inc.(a)(b)	389,505	4,187,179
Deciphera Pharmaceuticals Inc.(a)(b)	75,112	1,743,350
Denali Therapeutics Inc.(a)(b)	395,001	9,171,923
Dicerna Pharmaceuticals Inc.(a)(b)	466,232	6,830,299
Dynavax Technologies Corp.(a)(b)	484,032	3,538,274
Eagle Pharmaceuticals Inc./DE(a)(b)	90,634	4,576,111
Editas Medicine Inc.(a)(b)	402,238	9,834,719
Eidos Therapeutics Inc.(a)(b)	116,682	2,736,193
Emergent BioSolutions Inc.(a)(b)	394,328	19,921,451
Enanta Pharmaceuticals Inc.(a)(b)	145,417	13,890,232
Epizyme Inc.(a)(b)	380,010	4,708,324
Equillium Inc.(a)(b)	36,646	293,168
Esperion Therapeutics Inc.(a)(b)	197,219	7,918,343
Evelo Biosciences Inc.(a)(b)	117,274	938,192
Fate Therapeutics Inc.(a)	527,601	9,269,950
Fennec Pharmaceuticals Inc.(a)(b)	99,209	481,164
FibroGen Inc.(a)	659,319	35,833,988
Flexion Therapeutics Inc.(a)(b)	293,531	3,663,267
Fortress Biotech Inc.(a)(b)	299,032	532,277
Forty Seven Inc.(a)(b)	100,899	1,630,528
G1 Therapeutics Inc.(a)(b)	203,519	3,378,415
Genomic Health Inc.(a)(b)	182,049	12,752,532
Geron Corp.(a)(b)	1,499,835	2,489,726
Global Blood Therapeutics Inc.(a)(b)	464,088	24,564,178
GlycoMimetics Inc.(a)(b)	292,455	3,643,989
Gossamer Bio Inc.(a)	80,192	1,737,761
Gritstone Oncology Inc.(a)(b)	49,072	652,658
GTx Inc.(a)(b)	43,345	52,014
Halozyme Therapeutics Inc.(a)(b)	1,081,689	17,415,193
Harpoon Therapeutics Inc.(a)(b)	18,424	174,475
Heron Therapeutics Inc.(a)(b)	598,269	14,621,694
Homology Medicines Inc.(a)(b)	150,243	4,166,238
Idera Pharmaceuticals Inc.(a)(b)	166,546	424,692
Immune Design Corp.(a)	30,073	175,927
ImmunoGen Inc.(a)(b)	1,255,625	3,402,744
Immunomedics Inc.(a)(b)	1,179,168	22,651,817
Inovio Pharmaceuticals Inc.(a)(b)	753,412	2,810,227
Insmed Inc.(a)(b)	663,825	19,297,393
Insys Therapeutics Inc.(a)(b)	236,039	1,090,500
Intellia Therapeutics Inc.(a)(b)	285,197	4,871,165
Intercept Pharmaceuticals Inc.(a)(b)	189,875	21,239,417
Intrexon Corp.(a)(b)	640,876	3,371,008
Invitae Corp.(a)(b)	615,169	14,407,258
Iovance Biotherapeutics Inc.(a)(b)	921,310	8,761,658
Ironwood Pharmaceuticals Inc.(a)(b)	1,220,275	16,510,321
Jounce Therapeutics Inc.(a)(b)	141,542	877,560
Kadmon Holdings Inc.(a)(b)	852,547	2,250,724
Karyopharm Therapeutics Inc.(a)(b)	384,893	2,247,775
Kezar Life Sciences Inc.(a)(b)	90,611	1,607,439
Kindred Biosciences Inc.(a)(b)	306,725	2,812,668

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	85,489	$1,543,931
Kodiak Sciences Inc.(a)(b)	67,330	439,665
Kura Oncology Inc.(a)(b)	242,288	4,019,558
La Jolla Pharmaceutical Co.(a)(b)	183,525	1,180,066
Lexicon Pharmaceuticals Inc.(a)(b)	372,915	2,073,407
Ligand Pharmaceuticals Inc.(a)(b)	181,345	22,796,880
LogicBio Therapeutics Inc.(a)(b)	57,642	569,503
MacroGenics Inc.(a)(b)	341,138	6,133,661
Madrigal Pharmaceuticals Inc.(a)(b)	59,760	7,485,538
Magenta Therapeutics Inc.(a)(b)	103,566	1,705,732
MannKind Corp.(a)(b)	1,413,345	2,784,290
MediciNova Inc.(a)(b)	340,749	2,821,402
MeiraGTx Holdings PLC(a)	86,378	1,488,293
Mersana Therapeutics Inc.(a)(b)	107,680	566,397
Minerva Neurosciences Inc.(a)(b)	230,920	1,815,031
Miragen Therapeutics Inc.(a)	185,135	516,527
Mirati Therapeutics Inc.(a)(b)	185,910	13,627,203
Momenta Pharmaceuticals Inc.(a)(b)	846,330	12,297,175
Mustang Bio Inc.(a)(b)	137,978	470,505
Myriad Genetics Inc.(a)(b)	525,756	17,455,099
Natera Inc.(a)(b)	291,546	6,011,679
Neon Therapeutics Inc.(a)(b)	105,684	682,719
NewLink Genetics Corp.(a)(b)	1,035	1,998
Novavax Inc.(a)(b)	1,247,952	687,497
Nymox Pharmaceutical Corp.(a)(b)	131,716	259,481
Organovo Holdings Inc.(a)(b)	1,053,947	1,045,515
Ovid therapeutics Inc.(a)(b)	88,701	157,001
Palatin Technologies Inc.(a)(b)	1,724,143	1,690,005
Pfenex Inc.(a)(b)	226,268	1,398,336
Pieris Pharmaceuticals Inc.(a)(b)	437,180	1,464,553
PolarityTE Inc.(a)(b)	85,421	914,005
Portola Pharmaceuticals Inc.(a)(b)	524,356	18,195,153
Principia Biopharma Inc.(a)(b)	40,544	1,378,496
Progenics Pharmaceuticals Inc.(a)(b)	740,348	3,435,215
Proteostasis Therapeutics Inc.(a)(b)	240,663	303,235
PTC Therapeutics Inc.(a)(b)	445,924	16,784,579
Puma Biotechnology Inc.(a)	252,570	9,797,190
Ra Pharmaceuticals Inc.(a)	9,340	209,216
Radius Health Inc.(a)(b)	351,396	7,006,836
Recro Pharma Inc.(a)	150,685	883,014
REGENXBIO Inc.(a)	278,265	15,947,367
Repligen Corp.(a)(b)	338,864	20,020,085
Replimune Group Inc.(a)	84,746	1,289,834
Retrophin Inc.(a)(b)	355,867	8,053,270
Rhythm Pharmaceuticals Inc.(a)(b)	130,645	3,580,979
Rigel Pharmaceuticals Inc.(a)(b)	1,299,484	3,339,674
Rocket Pharmaceuticals Inc.(a)(b)	205,222	3,599,594
Rubius Therapeutics Inc.(a)(b)	244,711	4,429,269
Sangamo Therapeutics Inc.(a)(b)	882,743	8,421,368
Savara Inc.(a)(b)	244,946	1,805,252
Scholar Rock Holding Corp.(a)(b)	106,955	2,009,684
Selecta Biosciences Inc.(a)(b)	295,643	700,674
Seres Therapeutics Inc.(a)(b)	175,343	1,204,606
Solid Biosciences Inc.(a)(b)	104,186	958,511
Sorrento Therapeutics Inc.(a)(b)	985,684	4,681,999
Spark Therapeutics Inc.(a)(b)	272,647	31,049,040
Spectrum Pharmaceuticals Inc.(a)(b)	806,787	8,624,553
Spero Therapeutics Inc.(a)(b)	4,133	52,944
Spring Bank Pharmaceuticals Inc.(a)	117,872	1,236,477
Stemline Therapeutics Inc.(a)(b)	329,421	4,233,060

Security	Shares	Value

Biotechnology (continued)
Surface Oncology Inc.(a)(b)	96,160	$458,683
Sutro Biopharma Inc.(a)(b)	45,336	516,377
Syndax Pharmaceuticals Inc.(a)(b)	47,803	250,966
Synthorx Inc.(a)(b)	52,641	1,072,297
Syros Pharmaceuticals Inc.(a)(b)	216,243	1,976,461
T2 Biosystems Inc.(a)(b)	267,829	704,390
TG Therapeutics Inc.(a)(b)	541,625	4,354,665
Tocagen Inc.(a)(b)	159,360	1,732,243
Translate Bio Inc.(a)(b)	212,869	2,169,135
Twist Bioscience Corp.(a)(b)	39,880	924,418
Tyme Technologies Inc.(a)(b)	915,747	1,611,715
Ultragenyx Pharmaceutical Inc.(a)(b)	455,715	31,608,392
UNITY Biotechnology Inc.(a)(b)	211,725	1,717,090
Unum Therapeutics Inc.(a)(b)	161,901	710,745
Vanda Pharmaceuticals Inc.(a)(b)	442,798	8,147,483
Veracyte Inc.(a)	246,029	6,155,646
Verastem Inc.(a)(b)	592,862	1,754,872
Vericel Corp.(a)(b)	378,992	6,636,150
Viking Therapeutics Inc.(a)(b)	531,273	5,280,854
Vital Therapies Inc.(a)(b)	268,867	52,994
Voyager Therapeutics Inc.(a)(b)	185,142	3,543,618
X4 Pharmaceuticals Inc.(a)(b)	7,022	122,253
Xencor Inc.(a)(b)	405,712	12,601,415
XOMA Corp.(a)(b)	28,087	347,717
Y-MAbs Therapeutics Inc.(a)(b)	49,416	1,295,193
Zafgen Inc.(a)(b)	244,647	670,333
ZIOPHARM Oncology Inc.(a)(b)	1,127,599	4,341,256

		1,113,877,462

Building Products — 2.0%
AAON Inc.(b)	357,854	16,525,698
Advanced Drainage Systems Inc.	312,186	8,045,033
American Woodmark Corp.(a)	121,228	10,017,070
Apogee Enterprises Inc.	195,892	7,343,991
Armstrong Flooring Inc.(a)(b)	15,611	212,310
Builders FirstSource Inc.(a)	981,651	13,095,224
Continental Building Products Inc.(a)	320,566	7,946,831
CSW Industrials Inc.(a)	128,890	7,384,108
Griffon Corp.	15,157	280,101
Insteel Industries Inc.	140,063	2,930,118
JELD-WEN Holding Inc.(a)(b)	591,473	10,445,413
Masonite International Corp.(a)	217,083	10,830,271
NCI Building Systems Inc.(a)(b)	366,133	2,255,379
Patrick Industries Inc.(a)(b)	199,034	9,020,221
PGT Innovations Inc.(a)(b)	492,414	6,819,934
Simpson Manufacturing Co. Inc.	359,312	21,296,422
Trex Co. Inc.(a)(b)	512,553	31,532,261
Universal Forest Products Inc.	461,674	13,799,436

		179,779,821

Capital Markets — 1.4%
Artisan Partners Asset Management Inc., Class A	417,982	10,520,607
Ashford Inc.(a)(b)	5,635	312,912
Blucora Inc.(a)(b)	299,069	9,982,923
BrightSphere Investment Group PLC	597,568	8,103,022
Cohen & Steers Inc.	192,420	8,133,593
Cowen Inc.(a)(b)	109,463	1,586,119
Diamond Hill Investment Group Inc.	28,292	3,960,880
Donnelley Financial Solutions Inc.(a)(b)	140,194	2,086,087
Federated Investors Inc., Class B	616,419	18,067,241
Focus Financial Partners Inc., Class A(a)(b)	134,051	4,777,578

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
GAMCO Investors Inc., Class A	6,802	$139,441
Greenhill & Co. Inc.(b)	136,969	2,946,203
Hamilton Lane Inc., Class A	143,956	6,273,602
Houlihan Lokey Inc.	293,863	13,473,619
Ladenburg Thalmann Financial Services Inc.	818,376	2,316,004
Moelis & Co., Class A	386,801	16,094,790
Piper Jaffray Companies	6,003	437,198
PJT Partners Inc., Class A	160,772	6,720,270
Pzena Investment Management Inc., Class A	149,478	1,209,277
Siebert Financial Corp.(a)(b)	62,051	732,822
Silvercrest Asset Management Group Inc., Class A	74,043	1,055,113
Value Line Inc.	8,470	209,124
Virtus Investment Partners Inc.	8,275	807,226
Westwood Holdings Group Inc.	71,846	2,534,008
WisdomTree Investments Inc.	1,014,932	7,165,420

		129,645,079

Chemicals — 2.4%
A Schulman Inc.(a)(c)	260,507	112,800
Advanced Emissions Solutions Inc.	141,919	1,640,584
AdvanSix Inc.(a)	92,322	2,637,640
Amyris Inc.(a)(b)	34,954	73,054
Balchem Corp.	278,054	25,803,411
Chase Corp.	63,071	5,836,590
Ferro Corp.(a)	722,317	13,673,461
GCP Applied Technologies Inc.(a)	623,498	18,455,541
HB Fuller Co.	328,174	15,962,383
Ingevity Corp.(a)	367,615	38,823,820
Innophos Holdings Inc.	24,924	751,209
Koppers Holdings Inc.(a)	123,370	3,205,153
Kraton Corp.(a)	247,643	7,969,152
Kronos Worldwide Inc.	193,759	2,716,501
Livent Corp.(a)(b)	601,523	7,386,702
Marrone Bio Innovations Inc.(a)(b)	466,140	713,194
OMNOVA Solutions Inc.(a)	383,902	2,694,992
PolyOne Corp.	655,066	19,199,984
Quaker Chemical Corp.(b)	113,238	22,684,969
Sensient Technologies Corp.	195,489	13,252,199
Trinseo SA	258,075	11,690,798
Tronox Holdings PLC, Class A(a)	373,033	4,905,384
Valhi Inc.	13,000	30,030

		220,219,551

Commercial Services & Supplies — 3.1%
Advanced Disposal Services Inc.(a)	592,038	16,577,064
BrightView Holdings Inc.(a)(b)	144,532	2,081,261
Brink’s Co. (The)	435,932	32,873,632
Casella Waste Systems Inc., Class A(a)	70,898	2,521,133
Charah Solutions Inc.(a)(b)	34,018	217,715
Cimpress NV(a)(b)	191,123	15,314,686
Covanta Holding Corp.	1,019,374	17,645,364
Deluxe Corp.	400,800	17,522,976
Healthcare Services Group Inc.	642,362	21,191,522
Heritage-Crystal Clean Inc.(a)(b)	8,164	224,102
Herman Miller Inc.	435,732	15,329,052
HNI Corp.	376,919	13,678,391
Interface Inc.	462,050	7,078,606
Kimball International Inc., Class B, NVS	265,445	3,753,392
Knoll Inc.	396,634	7,500,349
McGrath RentCorp.	208,413	11,789,923
Mobile Mini Inc.	343,002	11,641,488

Security	Shares	Value

Commercial Services & Supplies (continued)
MSA Safety Inc.	295,632	$30,568,349
Pitney Bowes Inc.	819,715	5,631,442
SP Plus Corp.(a)(b)	58,108	1,982,645
Team Inc.(a)(b)	15,884	277,970
Tetra Tech Inc.	449,835	26,805,668
U.S. Ecology Inc.	190,609	10,670,292
UniFirst Corp./MA	17,443	2,677,500
Viad Corp.	103,994	5,853,822
VSE Corp.	6,180	195,164

		281,603,508

Communications Equipment — 1.0%
Acacia Communications Inc.(a)	32,316	1,853,323
Aerohive Networks Inc.(a)	283,740	1,285,342
Applied Optoelectronics Inc.(a)(b)	122,543	1,495,025
CalAmp Corp.(a)	287,581	3,617,769
Calix Inc.(a)(b)	197,335	1,519,479
Casa Systems Inc.(a)	207,599	1,723,072
Clearfield Inc.(a)(b)	61,453	903,359
Extreme Networks Inc.(a)	997,237	7,469,305
InterDigital Inc.	129,254	8,528,179
Lumentum Holdings Inc.(a)(b)	563,265	31,847,003
NETGEAR Inc.(a)	60,357	1,999,024
Plantronics Inc.	287,994	13,279,403
Quantenna Communications Inc.(a)(b)	296,726	7,219,344
Viavi Solutions Inc.(a)(b)	701,817	8,688,494

		91,428,121

Construction & Engineering — 1.2%
Comfort Systems USA Inc.	317,770	16,647,970
Dycom Industries Inc.(a)(b)	262,504	12,059,434
EMCOR Group Inc.	373,171	27,271,337
Granite Construction Inc.	301,262	12,999,455
HC2 Holdings Inc.(a)(b)	377,341	924,485
MasTec Inc.(a)(b)	549,826	26,446,631
MYR Group Inc.(a)	140,239	4,856,477
NV5 Global Inc.(a)(b)	81,352	4,829,055
Orion Group Holdings Inc.(a)(b)	112,072	327,250
Primoris Services Corp.	248,264	5,134,099
Sterling Construction Co. Inc.(a)	54,236	679,035
Willscot Corp.(a)(b)	226,020	2,506,562

		114,681,790

Construction Materials — 0.2%
Forterra Inc.(a)(b)	162,814	687,075
Summit Materials Inc., Class A(a)(b)	973,122	15,443,446
U.S. Concrete Inc.(a)(b)	138,721	5,745,824
U.S. Lime & Minerals Inc.	1,101	84,909

		21,961,254

Consumer Finance — 0.7%
Curo Group Holdings Corp.(a)(b)	100,262	1,005,628
Elevate Credit Inc.(a)	176,155	764,513
Enova International Inc.(a)	284,524	6,492,838
FirstCash Inc.	370,389	32,038,648
Green Dot Corp., Class A(a)(b)	418,905	25,406,588
Regional Management Corp.(a)	41,158	1,005,078

		66,713,293

Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	18,948	781,605
Greif Inc., Class B	4,529	221,423

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Myers Industries Inc.	306,189	$5,238,894

		6,241,922

Distributors — 0.0%
Core-Mark Holding Co. Inc.	31,481	1,168,890
Funko Inc., Class A(a)	96,456	2,095,024

		3,263,914

Diversified Consumer Services — 1.0%
American Public Education Inc.(a)	7,541	227,135
Career Education Corp.(a)	588,590	9,723,507
Carriage Services Inc.	57,373	1,104,430
Chegg Inc.(a)(b)	940,120	35,837,374
Houghton Mifflin Harcourt Co.(a)	76,942	559,368
Sotheby’s(a)	290,050	10,949,388
Strategic Education Inc.	181,161	23,788,251
Weight Watchers International Inc.(a)	312,674	6,300,381

		88,489,834

Diversified Financial Services — 0.0%
Marlin Business Services Corp.	25,514	548,551
On Deck Capital Inc.(a)	386,864	2,096,803

		2,645,354

Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings Inc.	363,109	19,698,663
Ooma Inc.(a)(b)	164,638	2,179,807
ORBCOMM Inc.(a)(b)	627,685	4,255,705
Vonage Holdings Corp.(a)(b)	1,917,199	19,248,678

		45,382,853

Electric Utilities — 0.0%
Spark Energy Inc., Class A	98,544	878,027

Electrical Equipment — 0.8%
Allied Motion Technologies Inc.(b)	60,609	2,083,737
Atkore International Group Inc.(a)	339,035	7,299,424
AZZ Inc.	69,602	2,848,810
Energous Corp.(a)(b)	203,702	1,291,471
EnerSys	245,331	15,985,768
Generac Holdings Inc.(a)	525,896	26,941,652
Plug Power Inc.(a)(b)	1,835,727	4,405,745
Thermon Group Holdings Inc.(a)	79,844	1,956,976
TPI Composites Inc.(a)(b)	126,834	3,629,989
Vicor Corp.(a)(b)	139,189	4,317,643
Vivint Solar Inc.(a)(b)	92,335	458,905

		71,220,120

Electronic Equipment, Instruments & Components — 1.5%
Arlo Technologies Inc.(a)	292,261	1,207,038
Badger Meter Inc.	247,999	13,798,664
Control4 Corp.(a)(b)	97,900	1,657,447
ePlus Inc.(a)	116,441	10,309,686
FARO Technologies Inc.(a)(b)	140,048	6,149,508
Fitbit Inc., Class A(a)(b)	414,445	2,453,515
II-VI Inc.(a)(b)	544,847	20,290,102
Insight Enterprises Inc.(a)	114,104	6,282,566
Iteris Inc.(a)(b)	216,531	902,934
Itron Inc.(a)(b)	294,345	13,731,194
Mesa Laboratories Inc.(b)	29,132	6,714,926
Methode Electronics Inc.	144,549	4,160,120
Napco Security Technologies Inc.(a)(b)	100,072	2,075,493
nLight Inc.(a)(b)	197,680	4,404,311
Novanta Inc.(a)(b)	283,925	24,056,965
OSI Systems Inc.(a)(b)	53,716	4,705,522

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
PAR Technology Corp.(a)(b)	79,922	$1,954,892
Park Electrochemical Corp.	94,493	1,483,540
Rogers Corp.(a)	83,870	13,325,266
Vishay Precision Group Inc.(a)(b)	68,004	2,326,417

		141,990,106

Energy Equipment & Services — 0.7%
Cactus Inc., Class A(a)	330,119	11,752,236
Covia Holdings Corp.(a)(b)	270,754	1,513,515
DMC Global Inc.	124,576	6,183,953
Independence Contract Drilling Inc.(a)(b)	155,091	429,602
ION Geophysical Corp.(a)(b)	90,604	1,308,322
Keane Group Inc.(a)(b)	416,008	4,530,327
Key Energy Services Inc.(a)(b)	90,552	367,641
Liberty Oilfield Services Inc., Class A(b)	384,270	5,913,915
Mammoth Energy Services Inc.	107,650	1,792,372
Pioneer Energy Services Corp.(a)(b)	44,845	79,376
Profire Energy Inc.(a)(b)	204,462	365,987
ProPetro Holding Corp.(a)(b)	615,436	13,871,927
RigNet Inc.(a)(b)	10,780	105,321
Select Energy Services Inc., Class A(a)(b)	90,377	1,086,332
Solaris Oilfield Infrastructure Inc., Class A	233,967	3,846,417
TETRA Technologies Inc.(a)(b)	901,750	2,110,095
U.S. Silica Holdings Inc.	410,041	7,118,312

		62,375,650

Entertainment — 0.7%
Eros International PLC(a)(b)	147,822	1,351,093
Glu Mobile Inc.(a)	981,038	10,732,556
IMAX Corp.(a)(b)	466,574	10,581,898
Liberty Media Corp.-Liberty Braves, Class A(a)	87,562	2,446,482
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	310,024	8,609,367
LiveXLive Media Inc.(a)(b)	250,517	1,347,782
Rosetta Stone Inc.(a)(b)	30,272	661,443
World Wrestling Entertainment Inc., Class A(b)	373,049	32,373,192

		68,103,813

Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexander’s Inc.	18,480	6,951,622
Americold Realty Trust	1,102,014	33,622,447
Armada Hoffler Properties Inc.	134,812	2,101,719
City Office REIT Inc.	57,823	653,978
Clipper Realty Inc.	126,427	1,692,857
Easterly Government Properties Inc.	126,029	2,269,782
EastGroup Properties Inc.	305,037	34,054,331
Essential Properties Realty Trust Inc.	38,725	755,912
First Industrial Realty Trust Inc.	231,798	8,196,377
Four Corners Property Trust Inc.	404,511	11,973,526
GEO Group Inc. (The)	219,957	4,223,174
Monmouth Real Estate Investment Corp.	127,092	1,675,073
National Health Investors Inc.	155,278	12,197,087
National Storage Affiliates Trust	50,310	1,434,338
NexPoint Residential Trust Inc.	8,273	317,187
Pennsylvania REIT	281,305	1,769,408
PS Business Parks Inc.	118,785	18,629,051
QTS Realty Trust Inc., Class A	204,534	9,201,985
Ryman Hospitality Properties Inc.	387,853	31,897,031
Saul Centers Inc.	93,154	4,785,321
Tanger Factory Outlet Centers Inc.	792,689	16,630,615
UMH Properties Inc.	248,525	3,499,232
Universal Health Realty Income Trust	101,149	7,657,991

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Urban Edge Properties	153,110	$2,909,090

		219,099,134

Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings Inc.(a)(b)	633,840	17,367,216
Chefs’ Warehouse Inc. (The)(a)(b)	188,687	5,858,731
Performance Food Group Co.(a)	883,213	35,010,563
PriceSmart Inc.	192,280	11,321,447

		69,557,957

Food Products — 0.8%
B&G Foods Inc.(b)	59,329	1,448,814
Calavo Growers Inc.	137,828	11,556,878
Cal-Maine Foods Inc.	109,850	4,902,606
Freshpet Inc.(a)(b)	227,774	9,632,562
J&J Snack Foods Corp.	130,334	20,702,253
John B Sanfilippo & Son Inc.	74,258	5,336,922
Lancaster Colony Corp.	118,934	18,635,768
Limoneira Co.	39,007	917,835
Tootsie Roll Industries Inc.(b)	21,796	811,701

		73,945,339

Gas Utilities — 0.1%
Chesapeake Utilities Corp.	14,928	1,361,583
New Jersey Resources Corp.	55,234	2,750,101
South Jersey Industries Inc.	118,203	3,790,770

		7,902,454

Health Care Equipment & Supplies — 6.2%
Accuray Inc.(a)(b)	734,395	3,503,064
Antares Pharma Inc.(a)(b)	1,235,209	3,742,683
AtriCure Inc.(a)	320,955	8,598,384
Atrion Corp.	12,391	10,887,724
Axogen Inc.(a)(b)	293,597	6,183,153
Axonics Modulation Technologies Inc.(a)(b)	44,307	1,061,153
Cardiovascular Systems Inc.(a)(b)	294,545	11,387,110
Cerus Corp.(a)(b)	1,033,910	6,441,259
CONMED Corp.	80,477	6,694,077
CryoLife Inc.(a)	210,030	6,126,575
CryoPort Inc.(a)(b)	236,808	3,059,559
Cutera Inc.(a)(b)	115,899	2,046,776
CytoSorbents Corp.(a)(b)	254,248	1,924,657
ElectroCore Inc.(a)(b)	94,628	662,396
Endologix Inc.(a)(b)	87,396	577,688
FONAR Corp.(a)	9,974	204,168
GenMark Diagnostics Inc.(a)(b)	451,790	3,203,191
Glaukos Corp.(a)(b)	295,370	23,148,147
Globus Medical Inc., Class A(a)	644,339	31,836,790
Haemonetics Corp.(a)	444,533	38,887,747
Helius Medical Technologies Inc.(a)(b)	151,975	1,012,154
Heska Corp.(a)(b)	59,078	5,028,719
Inogen Inc.(a)(b)	155,213	14,802,664
Integer Holdings Corp.(a)	198,159	14,945,152
IntriCon Corp.(a)(b)	64,730	1,623,428
iRadimed Corp.(a)(b)	32,334	908,262
iRhythm Technologies Inc.(a)(b)	209,193	15,681,107
Lantheus Holdings Inc.(a)	294,787	7,216,386
LeMaitre Vascular Inc.	136,938	4,245,078
LivaNova PLC(a)	333,947	32,476,346
Meridian Bioscience Inc.	316,241	5,569,004
Merit Medical Systems Inc.(a)(b)	462,129	28,573,436
Natus Medical Inc.(a)	283,426	7,193,352
Neogen Corp.(a)(b)	435,932	25,018,137

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Neuronetics Inc.(a)(b)	99,170	$1,512,343
Nevro Corp.(a)(b)	252,503	15,783,963
Novocure Ltd.(a)(b)	637,943	30,729,714
NuVasive Inc.(a)(b)	445,776	25,315,619
Nuvectra Corp.(a)(b)	147,212	1,620,804
OraSure Technologies Inc.(a)(b)	497,387	5,545,865
Orthofix Medical Inc.(a)	115,207	6,498,827
OrthoPediatrics Corp.(a)(b)	68,009	3,008,038
Oxford Immunotec Global PLC(a)	223,481	3,850,578
Pulse Biosciences Inc.(a)(b)	93,971	1,652,950
Quidel Corp.(a)(b)	296,350	19,402,035
Rockwell Medical Inc.(a)(b)	390,756	2,223,402
RTI Surgical Holdings Inc.(a)	75,481	453,641
Senseonics Holdings Inc.(a)(b)	728,613	1,785,102
SI-BONE Inc.(a)(b)	64,122	1,208,058
Sientra Inc.(a)	208,904	1,792,396
STAAR Surgical Co.(a)(b)	381,613	13,047,348
Surmodics Inc.(a)	114,428	4,975,329
Tactile Systems Technology Inc.(a)(b)	152,863	8,058,937
Tandem Diabetes Care Inc.(a)(b)	442,004	28,067,254
TransEnterix Inc.(a)(b)	1,439,973	3,427,136
Utah Medical Products Inc.	25,417	2,243,050
Vapotherm Inc.(a)(b)	35,646	700,444
Varex Imaging Corp.(a)	331,911	11,245,145
ViewRay Inc.(a)(b)	549,700	4,062,283
Wright Medical Group NV(a)(b)	1,077,918	33,900,521

		566,580,308

Health Care Providers & Services — 2.8%
AAC Holdings Inc.(a)(b)	66,163	121,740
Addus HomeCare Corp.(a)	83,993	5,341,115
Amedisys Inc.(a)	231,804	28,572,161
American Renal Associates Holdings Inc.(a)(b)	100,049	614,301
AMN Healthcare Services Inc.(a)(b)	400,872	18,877,063
Apollo Medical Holdings Inc.(a)(b)	28,250	517,540
BioScrip Inc.(a)(b)	138,839	277,678
BioTelemetry Inc.(a)(b)	285,754	17,893,915
Capital Senior Living Corp.(a)(b)	206,108	822,371
CorVel Corp.(a)(b)	77,288	5,042,269
Diplomat Pharmacy Inc.(a)	395,611	2,298,500
Ensign Group Inc. (The)	431,610	22,094,116
Genesis Healthcare Inc.(a)(b)	488,186	702,988
Guardant Health Inc.(a)(b)	105,269	8,074,132
HealthEquity Inc.(a)(b)	469,426	34,728,136
LHC Group Inc.(a)(b)	255,594	28,335,151
National Research Corp.	88,122	3,401,509
PetIQ Inc.(a)(b)	130,018	4,083,865
Providence Service Corp. (The)(a)(b)	96,744	6,445,085
Quorum Health Corp.(a)(b)	253,267	354,574
R1 RCM Inc.(a)(b)	815,250	7,883,468
RadNet Inc.(a)(b)	346,882	4,297,868
Select Medical Holdings Corp.(a)	941,634	13,267,623
Surgery Partners Inc.(a)(b)	18,186	205,138
Tenet Healthcare Corp.(a)	725,658	20,927,977
Tivity Health Inc.(a)	411,608	7,227,836
U.S. Physical Therapy Inc.(b)	108,374	11,382,521

		253,790,640

Health Care Technology — 1.8%
Allscripts Healthcare Solutions Inc.(a)(b)	180,413	1,721,140
Castlight Health Inc., Class B(a)(b)	636,483	2,386,811

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Computer Programs & Systems Inc.	51,146	$1,518,525
Evolent Health Inc., Class A(a)(b)	140,698	1,769,981
HealthStream Inc.(a)	223,352	6,267,257
HMS Holdings Corp.(a)	627,146	18,569,793
Inovalon Holdings Inc., Class A(a)(b)	594,110	7,384,787
Inspire Medical Systems Inc.(a)(b)	127,800	7,256,484
Medidata Solutions Inc.(a)(b)	500,574	36,662,040
NantHealth Inc.(a)(b)	70,034	64,431
NextGen Healthcare Inc.(a)(b)	295,083	4,966,247
Omnicell Inc.(a)(b)	335,828	27,148,336
Simulations Plus Inc.	100,462	2,120,753
Tabula Rasa HealthCare Inc.(a)(b)	153,952	8,685,972
Teladoc Health Inc.(a)(b)	580,957	32,301,209
Vocera Communications Inc.(a)(b)	262,069	8,289,242

		167,113,008

Hotels, Restaurants & Leisure — 4.6%
Belmond Ltd., Class A(a)(b)	100,304	2,500,579
BJ’s Restaurants Inc.	181,663	8,589,027
Bloomin’ Brands Inc.	719,936	14,722,691
Bluegreen Vacations Corp.	63,619	945,378
Boyd Gaming Corp.	649,782	17,778,036
Brinker International Inc.	246,960	10,960,085
Carrols Restaurant Group Inc.(a)	254,248	2,534,853
Cheesecake Factory Inc. (The)	366,644	17,936,224
Churchill Downs Inc.	306,324	27,648,804
Chuy’s Holdings Inc.(a)(b)	117,485	2,675,133
Cracker Barrel Old Country Store Inc.	166,908	26,974,002
Dave & Buster’s Entertainment Inc.	336,561	16,784,297
Denny’s Corp.(a)(b)	394,844	7,245,387
Dine Brands Global Inc.	86,491	7,895,763
Drive Shack Inc.(a)(b)	472,469	2,121,386
Eldorado Resorts Inc.(a)(b)	570,895	26,655,088
Empire Resorts Inc.(a)(b)	15,775	158,539
Fiesta Restaurant Group Inc.(a)	161,718	2,120,123
Golden Entertainment Inc.(a)	159,821	2,263,065
Jack in the Box Inc.	36,414	2,951,719
Lindblad Expeditions Holdings Inc.(a)(b)	186,299	2,841,060
Marriott Vacations Worldwide Corp.	280,023	26,182,150
Monarch Casino & Resort Inc.(a)	77,854	3,419,348
Nathan’s Famous Inc.	25,053	1,713,625
Noodles & Co.(a)(b)	119,794	814,599
Papa John’s International Inc.(b)	88,830	4,703,549
Penn National Gaming Inc.(a)	285,598	5,740,520
Planet Fitness Inc., Class A(a)(b)	766,904	52,701,643
PlayAGS Inc.(a)	191,643	4,586,017
Potbelly Corp.(a)(b)	192,840	1,641,068
RCI Hospitality Holdings Inc.	59,892	1,375,719
Red Rock Resorts Inc., Class A	603,141	15,591,195
Ruth’s Hospitality Group Inc.	250,962	6,422,118
Scientific Games Corp./DE, Class A(a)	483,375	9,870,518
SeaWorld Entertainment Inc.(a)	477,303	12,295,325
Shake Shack Inc., Class A(a)	214,179	12,668,688
Texas Roadhouse Inc.	588,036	36,569,959
Town Sports International Holdings Inc.(a)	7,912	37,661
Wingstop Inc.(b)	232,915	17,708,527

		418,343,468

Household Durables — 1.5%
Cavco Industries Inc.(a)	73,775	8,670,776
Century Communities Inc.(a)(b)	16,775	402,097

Security	Shares	Value

Household Durables (continued)
GoPro Inc., Class A(a)(b)	998,567	$6,490,686
Green Brick Partners Inc.(a)	15,850	138,688
Hamilton Beach Brands Holding Co., Class A	57,868	1,241,847
Helen of Troy Ltd.(a)(b)	16,646	1,930,270
Hooker Furniture Corp.	45,256	1,304,730
Hovnanian Enterprises Inc., Class A(a)	9,854	108,094
Installed Building Products Inc.(a)(b)	187,217	9,080,025
iRobot Corp.(a)(b)	233,764	27,511,685
KB Home	158,386	3,828,190
La-Z-Boy Inc.	173,487	5,723,336
Legacy Housing Corp.(a)	7,358	87,560
LGI Homes Inc.(a)(b)	160,377	9,661,110
Lovesac Co. (The)(a)(b)	22,852	635,514
M/I Homes Inc.(a)	43,072	1,146,577
Meritage Homes Corp.(a)(b)	20,758	928,090
Purple Innovation Inc.(a)(b)	41,833	194,105
Roku Inc.(a)(b)	375,726	24,238,084
Skyline Champion Corp.	287,783	5,467,877
Sonos Inc.(a)(b)	65,463	673,614
Taylor Morrison Home Corp., Class A(a)(b)	151,322	2,685,966
TopBuild Corp.(a)	307,488	19,931,372
TRI Pointe Group Inc.(a)(b)	63,916	807,898
Turtle Beach Corp.(a)(b)	69,214	786,271
Vuzix Corp.(a)(b)	179,596	549,564
William Lyon Homes, Class A(a)(b)	53,276	818,852
ZAGG Inc.(a)(b)	234,087	2,123,169

		137,166,047

Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	67,588	1,727,549
Central Garden & Pet Co., Class A, NVS(a)	272,354	6,332,231
WD-40 Co.	118,312	20,046,785

		28,106,565

Independent Power and Renewable Electricity Producers — 0.0%
TerraForm Power Inc., Class A	112,112	1,540,419

Industrial Conglomerates — 0.1%
Raven Industries Inc.	311,592	11,955,785

Insurance — 1.5%
Ambac Financial Group Inc.(a)(b)	24,750	448,470
FedNat Holding Co.	54,586	875,560
Global Indemnity Ltd.	14,392	437,229
Health Insurance Innovations Inc., Class A(a)(b)	112,764	3,024,331
Heritage Insurance Holdings Inc.	19,970	291,562
Investors Title Co.	2,338	369,170
James River Group Holdings Ltd.	107,952	4,326,716
Kemper Corp.	260,678	19,848,023
Kingstone Companies Inc.	23,418	345,181
Kinsale Capital Group Inc.(b)	169,679	11,634,889
MBIA Inc.(a)(b)	80,173	763,247
National General Holdings Corp.	334,495	7,937,566
Navigators Group Inc. (The)(b)	18,390	1,284,909
Primerica Inc.	373,967	45,680,069
RLI Corp.	286,007	20,521,002
Stewart Information Services Corp.	9,024	385,235
Trupanion Inc.(a)(b)	222,765	7,293,326
United Fire Group Inc.	16,970	741,759
United Insurance Holdings Corp.	132,380	2,104,842
Universal Insurance Holdings Inc.	274,309	8,503,579

		136,816,665

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.7%
Care.com Inc.(a)	171,788	$3,394,531
Cargurus Inc.(a)(b)	433,851	17,380,071
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	631,056	8,954,685
QuinStreet Inc.(a)(b)	383,255	5,131,784
Travelzoo(a)	39,635	531,109
TrueCar Inc.(a)(b)	818,564	5,435,265
Yelp Inc.(a)(b)	703,294	24,263,643

		65,091,088

Internet & Direct Marketing Retail — 1.5%
1-800-Flowers.com Inc., Class A(a)(b)	69,606	1,268,917
Duluth Holdings Inc., Class B(a)(b)	70,653	1,684,367
Etsy Inc.(a)	1,035,946	69,636,290
Gaia Inc.(a)(b)	58,775	537,791
Groupon Inc.(a)(b)	3,871,346	13,743,278
Leaf Group Ltd.(a)	107,660	863,433
Liberty Expedia Holdings Inc., Class A(a)	32,252	1,380,386
Overstock.com Inc.(a)(b)	200,938	3,339,590
PetMed Express Inc.	173,874	3,960,850
Quotient Technology Inc.(a)(b)	687,793	6,788,517
Remark Holdings Inc.(a)(b)	231,930	429,070
Shutterfly Inc.(a)	290,934	11,823,558
Shutterstock Inc.(b)	163,355	7,617,244
Stamps.com Inc.(a)(b)	152,783	12,438,064

		135,511,355

IT Services — 2.5%
Brightcove Inc.(a)(b)	307,111	2,582,804
Carbonite Inc.(a)(b)	278,049	6,898,396
Cardtronics PLC, Class A(a)(b)	277,599	9,876,972
Cass Information Systems Inc.	124,053	5,867,707
CSG Systems International Inc.	234,585	9,922,945
Endurance International Group Holdings Inc.(a)(b)	612,561	4,441,067
Everi Holdings Inc.(a)	579,100	6,092,132
EVERTEC Inc.	443,177	12,324,752
Evo Payments Inc., Class A(a)(b)	167,433	4,863,929
Exela Technologies Inc.(a)(b)	332,507	1,110,573
ExlService Holdings Inc.(a)	289,379	17,368,528
GTT Communications Inc.(a)(b)	368,706	12,794,098
Hackett Group Inc. (The)	192,161	3,036,144
I3 Verticals Inc., Class A(a)(b)	61,542	1,478,239
Information Services Group Inc.(a)(b)	177,481	662,004
Internap Corp.(a)(b)	206,253	1,023,015
Limelight Networks Inc.(a)(b)	966,192	3,120,800
LiveRamp Holdings Inc.(a)	293,655	16,024,753
MAXIMUS Inc.	553,851	39,312,344
MoneyGram International Inc.(a)(b)	21,615	44,095
NIC Inc.	558,313	9,541,569
Perficient Inc.(a)	110,368	3,022,980
PFSweb Inc.(a)(b)	134,824	702,433
PRGX Global Inc.(a)(b)	179,110	1,418,551
Science Applications International Corp.	367,221	28,257,656
ServiceSource International Inc.(a)(b)	696,080	641,368
Travelport Worldwide Ltd.	206,608	3,249,944
TTEC Holdings Inc.	122,764	4,447,740
Tucows Inc., Class A(a)(b)	82,465	6,694,509
Unisys Corp.(a)(b)	299,274	3,492,528
Virtusa Corp.(a)	246,890	13,196,270

		233,510,845

Leisure Products — 0.4%
Callaway Golf Co.	548,382	8,735,725

Security	Shares	Value

Leisure Products (continued)
Johnson Outdoors Inc., Class A	26,865	$1,917,086
Malibu Boats Inc., Class A(a)(b)	180,067	7,127,052
Marine Products Corp.	67,596	910,518
MasterCraft Boat Holdings Inc.(a)(b)	161,601	3,647,335
Nautilus Inc.(a)(b)	229,977	1,278,672
Sturm Ruger & Co. Inc.	145,734	7,726,817
YETI Holdings Inc.(a)(b)	82,937	2,508,844

		33,852,049

Life Sciences Tools & Services — 0.8%
Accelerate Diagnostics Inc.(a)(b)	227,489	4,781,819
Cambrex Corp.(a)(b)	125,504	4,875,830
ChromaDex Corp.(a)(b)	342,883	1,436,680
Codexis Inc.(a)(b)	447,823	9,193,806
Enzo Biochem Inc.(a)(b)	387,400	1,057,602
Fluidigm Corp.(a)	283,833	3,772,141
Harvard Bioscience Inc.(a)(b)	16,397	70,671
Luminex Corp.	153,550	3,533,185
Medpace Holdings Inc.(a)(b)	188,972	11,143,679
NanoString Technologies Inc.(a)	204,225	4,887,104
NeoGenomics Inc.(a)(b)	711,318	14,553,566
Pacific Biosciences of California Inc.(a)	1,202,051	8,690,829
Quanterix Corp.(a)(b)	72,228	1,865,649
Syneos Health Inc.(a)(b)	44,593	2,308,134

		72,170,695

Machinery — 4.5%
Actuant Corp., Class A(b)	257,397	6,272,765
Alamo Group Inc.	72,525	7,248,149
Albany International Corp., Class A	248,962	17,823,190
Altra Industrial Motion Corp.	375,262	11,651,885
Astec Industries Inc.	94,833	3,580,894
Barnes Group Inc.	53,616	2,756,399
Blue Bird Corp.(a)	65,683	1,112,013
Chart Industries Inc.(a)(b)	116,244	10,522,407
Columbus McKinnon Corp./NY(b)	119,536	4,106,062
Commercial Vehicle Group Inc.(a)(b)	266,228	2,041,969
Douglas Dynamics Inc.	193,061	7,349,832
Energy Recovery Inc.(a)(b)	307,519	2,684,641
EnPro Industries Inc.	17,109	1,102,675
Evoqua Water Technologies Corp.(a)(b)	656,425	8,257,826
Federal Signal Corp.	486,764	12,650,996
Franklin Electric Co. Inc.	381,238	19,477,449
Gencor Industries Inc.(a)	14,315	176,933
Global Brass & Copper Holdings Inc.	174,381	6,005,682
Gorman-Rupp Co. (The)	33,635	1,141,572
Graham Corp.	6,196	121,627
Harsco Corp.(a)	698,620	14,084,179
Hillenbrand Inc.	544,340	22,606,440
John Bean Technologies Corp.(b)	271,448	24,943,357
Kadant Inc.	94,316	8,296,035
Kennametal Inc.	433,952	15,947,736
Lindsay Corp.	93,298	9,030,313
Lydall Inc.(a)(b)	22,649	531,346
Manitex International Inc.(a)(b)	101,787	778,671
Meritor Inc.(a)(b)	691,078	14,063,437
Milacron Holdings Corp.(a)(b)	63,491	718,718
Miller Industries Inc./TN	6,378	196,761
Mueller Industries Inc.	491,875	15,415,362
Mueller Water Products Inc., Class A	796,540	7,997,262
Navistar International Corp.(a)(b)	22,382	722,939

S C H E D U L E S O F I N V E S T M E N T S	51

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Omega Flex Inc.	25,663	$1,945,255
Proto Labs Inc.(a)(b)	234,988	24,706,638
RBC Bearings Inc.(a)	207,182	26,347,335
REV Group Inc.	43,908	480,793
Rexnord Corp.(a)(b)	104,811	2,634,949
Spartan Motors Inc.	291,415	2,573,194
SPX Corp.(a)	305,492	10,628,067
Standex International Corp.	85,196	6,253,386
Sun Hydraulics Corp.	251,406	11,692,893
Tennant Co.	155,126	9,631,773
Twin Disc Inc.(a)	6,571	109,407
Wabash National Corp.	124,890	1,692,260
Watts Water Technologies Inc., Class A	137,030	11,074,765
Woodward Inc.(b)	464,727	44,097,945

		415,286,182

Marine — 0.1%
Matson Inc.	167,242	6,035,764

Media — 1.1%
Beasley Broadcast Group Inc., Class A	8,265	32,895
Cardlytics Inc.(a)(b)	50,311	832,144
Central European Media Enterprises Ltd., Class A(a)(b)	765,623	3,047,180
Entravision Communications Corp., Class A	109,940	356,206
Hemisphere Media Group Inc.(a)(b)	80,710	1,138,011
Loral Space & Communications Inc.(a)(b)	109,968	3,964,346
MDC Partners Inc., Class A(a)	477,457	1,074,278
New York Times Co. (The), Class A	926,112	30,422,779
Nexstar Media Group Inc., Class A	388,238	42,073,352
Sinclair Broadcast Group Inc., Class A	274,003	10,543,635
TechTarget Inc.(a)(b)	175,704	2,858,704
Tribune Publishing Co.(a)(b)	152,742	1,800,828

		98,144,358

Metals & Mining — 0.5%
Century Aluminum Co.(a)(b)	21,693	192,634
Cleveland-Cliffs Inc.(b)	398,815	3,984,162
Coeur Mining Inc.(a)(b)	241,507	985,348
Compass Minerals International Inc.	271,281	14,749,548
Gold Resource Corp.	406,819	1,598,799
Hecla Mining Co.	304,854	701,164
Kaiser Aluminum Corp.	71,930	7,533,229
Ramaco Resources Inc.(a)(b)	51,775	300,295
Ryerson Holding Corp.(a)	140,563	1,203,219
Worthington Industries Inc.	325,171	12,135,382

		43,383,780

Mortgage Real Estate Investment — 0.0%
Granite Point Mortgage Trust Inc.	81,914	1,521,143

Multiline Retail — 0.4%
Big Lots Inc.(b)	80,352	3,054,983
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	431,041	36,780,729

		39,835,712

Oil, Gas & Consumable Fuels — 1.2%
Abraxas Petroleum Corp.(a)	1,267,758	1,584,698
Berry Petroleum Corp.	198,403	2,289,571
Carrizo Oil & Gas Inc.(a)(b)	761,250	9,492,787
CONSOL Energy Inc.(a)	100,065	3,424,224
CVR Energy Inc.	149,645	6,165,374
Delek U.S. Holdings Inc.	652,258	23,755,236
Denbury Resources Inc.(a)	1,868,592	3,830,614

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Evolution Petroleum Corp.	220,839	$1,490,663
Goodrich Petroleum Corp.(a)	50,331	684,502
Isramco Inc.(a)	1,310	148,030
Jagged Peak Energy Inc.(a)(b)	558,366	5,846,092
Laredo Petroleum Inc.(a)(b)	393,449	1,215,757
Lilis Energy Inc.(a)(b)	372,443	435,758
Matador Resources Co.(a)(b)	840,878	16,254,172
Montage Resources Corp.(a)(b)	25,778	387,701
NextDecade Corp.(a)(b)	66,844	368,979
Northern Oil and Gas Inc.(a)	412,477	1,130,187
Panhandle Oil and Gas Inc., Class A	69,939	1,098,042
Par Pacific Holdings Inc.(a)	16,382	291,763
Penn Virginia Corp.(a)	108,264	4,774,442
Renewable Energy Group Inc.(a)	26,615	584,465
Ring Energy Inc.(a)(b)	462,553	2,715,186
Rosehill Resources Inc.(a)(b)	19,179	65,209
SRC Energy Inc.(a)(b)	2,103,722	10,771,057
Tellurian Inc.(a)(b)	736,728	8,251,354
Uranium Energy Corp.(a)(b)	1,482,025	2,074,835
Zion Oil & Gas Inc.(a)(b)	471,671	356,112

		109,486,810

Paper & Forest Products — 0.2%
Boise Cascade Co.	316,174	8,460,816
Louisiana-Pacific Corp.	183,595	4,476,046
Neenah Inc.	119,258	7,675,445
Schweitzer-Mauduit International Inc.	48,652	1,883,805
Verso Corp., Class A(a)	20,321	435,276

		22,931,388

Personal Products — 0.4%
elf Beauty Inc.(a)(b)	199,161	2,111,107
Inter Parfums Inc.	140,462	10,656,852
Medifast Inc.	101,338	12,925,662
Natural Health Trends Corp.(b)	60,700	786,672
Revlon Inc., Class A(a)(b)	60,788	1,178,071
USANA Health Sciences Inc.(a)(b)	110,291	9,250,106

		36,908,470

Pharmaceuticals — 3.1%
Aclaris Therapeutics Inc.(a)(b)	263,071	1,575,795
Aerie Pharmaceuticals Inc.(a)(b)	308,767	14,666,432
Akorn Inc.(a)(b)	107,223	377,425
Amneal Pharmaceuticals Inc.(a)(b)	756,082	10,713,682
Amphastar Pharmaceuticals Inc.(a)(b)	115,498	2,359,624
Ampio Pharmaceuticals Inc.(a)(b)	823,378	462,738
ANI Pharmaceuticals Inc.(a)(b)	69,818	4,924,962
Aquestive Therapeutics Inc.(a)(b)	73,526	508,065
Aratana Therapeutics Inc.(a)(b)	192,437	692,773
Arvinas Holding Co. LLC(a)(b)	55,151	814,029
Assertio Therapeutics Inc.(a)(b)	443,612	2,249,113
Clearside Biomedical Inc.(a)(b)	245,146	338,301
Collegium Pharmaceutical Inc.(a)(b)	254,510	3,853,281
Corcept Therapeutics Inc.(a)(b)	849,366	9,971,557
Cymabay Therapeutics Inc.(a)(b)	395,276	5,249,265
Dermira Inc.(a)(b)	301,460	4,084,783
Dova Pharmaceuticals Inc.(a)(b)	99,894	888,058
Durect Corp.(a)(b)	1,373,387	859,603
Eloxx Pharmaceuticals Inc.(a)(b)	191,737	2,239,488
Endo International PLC(a)	124,748	1,001,726
Evolus Inc.(a)(b)	78,637	1,774,837
Horizon Pharma PLC(a)	1,562,227	41,289,660

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Innovate Biopharmaceuticals Inc.(a)(b)	175,188	$338,113
Innoviva Inc.(a)(b)	599,374	8,409,217
Intersect ENT Inc.(a)	258,149	8,299,490
Intra-Cellular Therapies Inc.(a)(b)	195,961	2,386,805
Kala Pharmaceuticals Inc.(a)(b)	133,935	1,107,642
Liquidia Technologies Inc.(a)(b)	46,267	526,518
Marinus Pharmaceuticals Inc.(a)(b)	408,537	1,707,685
Medicines Co. (The)(a)(b)	553,567	15,472,198
MyoKardia Inc.(a)(b)	295,128	15,343,705
Neos Therapeutics Inc.(a)(b)	376,660	983,083
Ocular Therapeutix Inc.(a)(b)	308,214	1,223,610
Odonate Therapeutics Inc.(a)	60,078	1,328,325
Omeros Corp.(a)(b)	404,851	7,032,262
Optinose Inc.(a)(b)	164,084	1,690,065
Osmotica Pharmaceuticals PLC(a)(b)	62,295	224,262
Pacira Pharmaceuticals Inc./DE(a)(b)	346,469	13,186,610
Paratek Pharmaceuticals Inc.(a)(b)	285,020	1,527,707
Phibro Animal Health Corp., Class A	166,684	5,500,572
Reata Pharmaceuticals Inc., Class A(a)	163,828	14,002,379
resTORbio Inc.(a)(b)	5,025	34,270
Revance Therapeutics Inc.(a)(b)	330,594	5,210,161
Sienna Biopharmaceuticals Inc.(a)(b)	135,632	314,666
SIGA Technologies Inc.(a)(b)	457,273	2,748,211
Supernus Pharmaceuticals Inc.(a)(b)	424,922	14,889,267
Teligent Inc.(a)(b)	346,388	401,810
TherapeuticsMD Inc.(a)(b)	1,593,065	7,758,227
Theravance Biopharma Inc.(a)(b)	373,279	8,462,235
Tricida Inc.(a)(b)	128,964	4,980,590
Verrica Pharmaceuticals Inc.(a)(b)	77,271	835,299
WaVe Life Sciences Ltd.(a)	174,675	6,786,124
Xeris Pharmaceuticals Inc.(a)	147,269	1,478,581
Zogenix Inc.(a)(b)	272,753	15,004,143
Zomedica Pharmaceuticals Corp.(a)(b)	352,496	123,374

		280,212,403

Professional Services — 2.1%
ASGN Inc.(a)	439,957	27,932,869
Barrett Business Services Inc.	62,065	4,799,486
BG Staffing Inc.	71,795	1,568,003
CRA International Inc.	19,313	976,079
Exponent Inc.	447,403	25,824,101
Forrester Research Inc.	89,965	4,349,808
Franklin Covey Co.(a)(b)	85,674	2,167,552
Heidrick & Struggles International Inc.	162,777	6,239,242
ICF International Inc.	18,186	1,383,591
InnerWorkings Inc.(a)	26,836	97,146
Insperity Inc.	332,319	41,094,568
Kforce Inc.	199,505	7,006,616
Korn Ferry.	491,169	21,994,548
Mistras Group Inc.(a)(b)	120,205	1,660,031
Resources Connection Inc.	83,934	1,388,268
TriNet Group Inc.(a)(b)	378,176	22,592,234
TrueBlue Inc.(a)(b)	19,033	449,940
Upwork Inc.(a)	92,736	1,774,967
WageWorks Inc.(a)	344,597	13,011,983
Willdan Group Inc.(a)(b)	85,024	3,151,840

		189,462,872

Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA(a)(b)	4,780	113,143
Consolidated-Tomoka Land Co.(b)	9,670	571,013

Security	Shares	Value

Real Estate Management & Development (continued)
Cushman & Wakefield PLC(a)(b)	413,611	$7,362,276
FRP Holdings Inc.(a)(b)	10,052	478,174
Griffin Industrial Realty Inc.	2,338	81,479
HFF Inc., Class A	325,709	15,552,605
Kennedy-Wilson Holdings Inc.	555,460	11,881,289
Marcus & Millichap Inc.(a)(b)	168,782	6,874,491
Maui Land & Pineapple Co. Inc.(a)(b)	57,747	660,048
Newmark Group Inc., Class A	1,299,335	10,836,454
Redfin Corp.(a)(b)	687,385	13,933,294
RMR Group Inc. (The), Class A	61,485	3,749,355
Trinity Place Holdings Inc.(a)(b)	159,842	639,368

		72,732,989

Road & Rail — 0.6%
ArcBest Corp.	27,254	839,151
Avis Budget Group Inc.(a)(b)	565,322	19,707,125
Heartland Express Inc.(b)	403,174	7,773,195
Marten Transport Ltd.	151,618	2,703,349
PAM Transportation Services Inc.(a)	12,771	625,013
Saia Inc.(a)(b)	222,551	13,597,866
U.S. Xpress Enterprises Inc., Class A(a)(b)	117,526	776,847
Universal Logistics Holdings Inc.	69,763	1,372,936
USA Truck Inc.(a)(b)	62,778	906,514
Werner Enterprises Inc.	178,809	6,106,327
YRC Worldwide Inc.(a)(b)	55,595	371,930

		54,780,253

Semiconductors & Semiconductor Equipment — 3.6%
ACM Research Inc., Class A(a)(b)	71,455	1,102,551
Adesto Technologies Corp.(a)(b)	211,077	1,277,016
Advanced Energy Industries Inc.(a)(b)	332,769	16,531,964
Ambarella Inc.(a)(b)	109,694	4,738,781
Aquantia Corp.(a)(b)	193,726	1,755,157
Brooks Automation Inc.	602,617	17,674,757
Cabot Microelectronics Corp.	246,310	27,576,868
CEVA Inc.(a)(b)	172,358	4,646,772
Cirrus Logic Inc.(a)	26,076	1,097,017
Cohu Inc.	124,162	1,831,389
Diodes Inc.(a)(b)	87,859	3,048,707
Entegris Inc.	1,230,870	43,929,750
FormFactor Inc.(a)(b)	50,598	814,122
Ichor Holdings Ltd.(a)(b)	189,195	4,272,023
Impinj Inc.(a)(b)	139,553	2,338,210
Inphi Corp.(a)(b)	376,685	16,476,202
Integrated Device Technology Inc.(a)	1,116,292	54,687,145
Kopin Corp.(a)(b)	452,932	606,929
Lattice Semiconductor Corp.(a)	1,017,568	12,139,586
MaxLinear Inc.(a)(b)	549,479	14,028,199
Nanometrics Inc.(a)(b)	197,802	6,108,126
NVE Corp.	38,873	3,805,278
PDF Solutions Inc.(a)(b)	21,651	267,390
Power Integrations Inc.	248,394	17,372,676
Rudolph Technologies Inc.(a)	273,595	6,237,966
Semtech Corp.(a)	518,590	26,401,417
Silicon Laboratories Inc.(a)	372,305	30,104,582
SMART Global Holdings Inc.(a)(b)	112,675	2,163,360
SunPower Corp.(a)(b)	186,570	1,214,571
Synaptics Inc.(a)(b)	27,713	1,101,592
Xperi Corp.	89,445	2,093,013

		327,443,116

S C H E D U L E S O F I N V E S T M E N T S	53

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 10.7%
8x8 Inc.(a)	815,256	$16,468,171
A10 Networks Inc.(a)	447,678	3,174,037
ACI Worldwide Inc.(a)(b)	940,173	30,903,487
Agilysys Inc.(a)	61,922	1,310,889
Alarm.com Holdings Inc.(a)(b)	271,203	17,601,075
Altair Engineering Inc., Class A(a)(b)	215,108	7,918,125
Alteryx Inc., Class A(a)(b)	253,573	21,267,168
Amber Road Inc.(a)	209,933	1,820,119
American Software Inc./GA, Class A	140,047	1,673,562
Anaplan Inc.(a)(b)	129,908	5,113,179
Appfolio Inc., Class A(a)(b)	135,432	10,753,301
Asure Software Inc.(a)(b)	105,230	642,955
Avalara Inc.(a)	199,228	11,114,930
Benefitfocus Inc.(a)(b)	244,867	12,125,814
Blackbaud Inc.(b)	418,407	33,359,590
Blackline Inc.(a)	319,018	14,776,914
Bottomline Technologies de Inc.(a)	366,276	18,346,765
Box Inc., Class A(a)(b)	1,092,906	21,104,015
Carbon Black Inc.(a)(b)	333,964	4,658,798
ChannelAdvisor Corp.(a)	215,728	2,627,567
Cision Ltd.(a)(b)	577,778	7,956,003
Cloudera Inc.(a)	1,738,916	19,023,741
CommVault Systems Inc.(a)	346,887	22,457,464
Cornerstone OnDemand Inc.(a)	471,543	25,831,126
Coupa Software Inc.(a)(b)	484,011	44,035,321
Digimarc Corp.(a)(b)	93,246	2,926,059
Domo Inc., Class B(a)(b)	119,820	4,832,341
Ebix Inc.(b)	209,441	10,340,102
eGain Corp.(a)(b)	135,029	1,411,053
Ellie Mae Inc.(a)	300,593	29,665,523
Envestnet Inc.(a)(b)	387,319	25,326,789
Everbridge Inc.(a)(b)	253,202	18,992,682
Five9 Inc.(a)(b)	497,250	26,269,718
ForeScout Technologies Inc.(a)(b)	266,785	11,180,959
Fusion Connect Inc.(a)(b)	23,774	31,144
HubSpot Inc.(a)(b)	321,023	53,357,233
Instructure Inc.(a)(b)	275,751	12,993,387
j2 Global Inc.	406,236	35,180,038
LivePerson Inc.(a)	511,338	14,839,029
Majesco(a)(b)	55,767	393,157
Mitek Systems Inc.(a)(b)	281,243	3,442,414
MobileIron Inc.(a)	651,647	3,564,509
Model N Inc.(a)	226,006	3,964,145
Monotype Imaging Holdings Inc.	166,465	3,310,989
New Relic Inc.(a)(b)	391,082	38,599,793
OneSpan Inc.(a)	270,821	5,205,180
Park City Group Inc.(a)(b)	113,036	903,158
Paylocity Holding Corp.(a)	251,228	22,407,025
Progress Software Corp.	388,280	17,227,984
PROS Holdings Inc.(a)(b)	275,195	11,624,237
Q2 Holdings Inc.(a)(b)	324,287	22,460,118
QAD Inc., Class A	90,575	3,901,065
Qualys Inc.(a)(b)	295,361	24,438,169
Rapid7 Inc.(a)(b)	320,020	16,196,212
Rimini Street Inc.(a)(b)	88,115	440,575
SailPoint Technologies Holding Inc.(a)	605,530	17,390,822
SecureWorks Corp., Class A(a)(b)	10,784	198,426
ShotSpotter Inc.(a)(b)	64,602	2,493,637
SPS Commerce Inc.(a)	148,974	15,800,182
SVMK Inc.(a)(b)	126,274	2,299,450

Security	Shares	Value

Software (continued)
Telaria Inc.(a)	136,258	$863,876
Telenav Inc.(a)	143,923	873,613
Tenable Holdings Inc.(a)(b)	213,578	6,761,879
Trade Desk Inc. (The), Class A(a)(b)	288,877	57,183,202
Upland Software Inc.(a)(b)	137,135	5,809,039
Varonis Systems Inc.(a)	245,010	14,609,946
Veritone Inc.(a)(b)	72,237	375,632
VirnetX Holding Corp.(a)(b)	508,265	3,217,317
Workiva Inc.(a)	251,359	12,743,901
Yext Inc.(a)(b)	738,258	16,138,320
Zix Corp.(a)	452,421	3,112,656
Zscaler Inc.(a)(b)	527,051	37,383,727

		978,744,528

Specialty Retail — 2.9%
American Eagle Outfitters Inc.	1,261,607	27,969,827
America’s Car-Mart Inc./TX(a)(b)	16,588	1,515,148
Asbury Automotive Group Inc.(a)(b)	168,659	11,698,188
At Home Group Inc.(a)(b)	391,432	6,990,976
Boot Barn Holdings Inc.(a)	241,928	7,122,360
Buckle Inc. (The)	51,492	963,930
Camping World Holdings Inc., Class A(b)	281,353	3,913,620
Carvana Co.(a)(b)	280,723	16,298,777
Children’s Place Inc. (The)	136,559	13,284,459
Conn’s Inc.(a)(b)	84,888	1,940,540
Five Below Inc.(a)	473,713	58,858,840
Hudson Ltd., Class A(a)	347,844	4,782,855
Kirkland’s Inc.(a)(b)	34,828	244,841
Lithia Motors Inc., Class A	118,860	11,024,265
Lumber Liquidators Holdings Inc.(a)(b)	197,180	1,991,518
MarineMax Inc.(a)(b)	110,018	2,107,945
Monro Inc.(b)	276,042	23,883,154
Murphy USA Inc.(a)(b)	47,711	4,085,016
National Vision Holdings Inc.(a)(b)	544,862	17,125,013
Party City Holdco Inc.(a)(b)	28,557	226,743
RH(a)	164,808	16,966,984
RTW RetailWinds Inc.(a)(b)	155,055	372,132
Sally Beauty Holdings Inc.(a)(b)	278,078	5,119,416
Sleep Number Corp.(a)	283,442	13,321,774
Sportsman’s Warehouse Holdings Inc.(a)(b)	316,046	1,517,021
Tailored Brands Inc.	426,650	3,344,936
Tile Shop Holdings Inc.	187,011	1,058,482
Tilly’s Inc., Class A	27,230	303,070
Winmark Corp.(b)	21,736	4,099,192
Zumiez Inc.(a)(b)	49,597	1,234,469

		263,365,491

Technology Hardware, Storage & Peripherals — 0.1%
3D Systems Corp.(a)(b)	46,712	502,621
Avid Technology Inc.(a)(b)	171,211	1,275,522
Cray Inc.(a)	59,647	1,553,804
Eastman Kodak Co.(a)(b)	152,933	452,682
Immersion Corp.(a)(b)	221,524	1,867,447
USA Technologies Inc.(a)(b)	488,766	2,028,379

		7,680,455

Textiles, Apparel & Luxury Goods — 1.3%
Crocs Inc.(a)	574,460	14,792,345
Deckers Outdoor Corp.(a)(b)	253,433	37,252,117
Fossil Group Inc.(a)(b)	86,463	1,186,272
G-III Apparel Group Ltd.(a)(b)	106,866	4,270,365
Movado Group Inc.	9,248	336,442

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Oxford Industries Inc.	145,538	$10,953,190
Steven Madden Ltd.	755,311	25,559,724
Superior Group of Companies Inc.	77,419	1,286,704
Wolverine World Wide Inc.	800,669	28,607,904

		124,245,063

Thrifts & Mortgage Finance — 1.0%
Axos Financial Inc.(a)	502,585	14,554,862
Bank7 Corp.(a)(b)	3,953	68,664
Entegra Financial Corp.(a)	7,724	173,404
Essent Group Ltd.(a)	423,884	18,417,760
Federal Agricultural Mortgage Corp., Class C, NVS	24,438	1,770,044
FS Bancorp. Inc.	16,755	845,792
Greene County Bancorp. Inc.	21,481	652,163
Hingham Institution for Savings	5,278	907,869
Kearny Financial Corp./MD	246,620	3,173,999
LendingTree Inc.(a)(b)	69,061	24,279,085
Merchants Bancorp/IN	42,542	914,653
Meridian Bancorp. Inc.	66,212	1,038,866
Meta Financial Group Inc.	243,490	4,791,883
NMI Holdings Inc., Class A(a)(b)	455,002	11,770,902
Oconee Federal Financial Corp.	1,782	46,350
PCSB Financial Corp.(b)	18,049	353,219
Provident Bancorp. Inc.(a)(b)	3,793	85,912
Southern Missouri Bancorp. Inc.	3,549	109,309
Sterling Bancorp Inc./MI(b)	120,523	1,222,103
Walker & Dunlop Inc.	30,433	1,549,344
Waterstone Financial Inc.	19,278	317,316
WSFS Financial Corp.	66,245	2,557,057

		89,600,556

Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	985,879	1,685,853
Turning Point Brands Inc.(b)	68,650	3,164,078
Vector Group Ltd.	394,620	4,257,950

		9,107,881

Trading Companies & Distributors — 1.2%
Applied Industrial Technologies Inc.	330,876	19,677,196
Beacon Roofing Supply Inc.(a)(b)	439,182	14,124,093
BlueLinx Holdings Inc.(a)(b)	78,748	2,097,847
BMC Stock Holdings Inc.(a)(b)	28,740	507,836
CAI International Inc.(a)(b)	65,891	1,528,671
DXP Enterprises Inc./TX(a)(b)	107,425	4,180,981
EVI Industries Inc.(b)	32,304	1,231,751
Foundation Building Materials Inc.(a)(b)	40,237	395,932
General Finance Corp.(a)(b)	42,072	392,532
GMS Inc.(a)	266,179	4,024,626
H&E Equipment Services Inc.	215,595	5,413,590
Herc Holdings Inc.(a)(b)	207,132	8,074,005
Kaman Corp.	239,719	14,009,178
Lawson Products Inc./DE(a)	14,764	462,999
MRC Global Inc.(a)(b)	393,075	6,870,951
Rush Enterprises Inc., Class A	120,707	5,046,760
Rush Enterprises Inc., Class B	17,484	726,111
SiteOne Landscape Supply Inc.(a)(b)	351,778	20,104,113
Systemax Inc.	78,533	1,777,987
Willis Lease Finance Corp.(a)	3,271	138,658

		110,785,817

Water Utilities — 0.4%
American States Water Co.	216,231	15,417,270
California Water Service Group.	33,995	1,845,249

Security	Shares	Value

Water Utilities (continued)
Global Water Resources Inc.	92,484	$907,268
Middlesex Water Co.	118,240	6,620,258
Pure Cycle Corp.(a)(b)	79,488	783,752
SJW Group	133,784	8,259,824
York Water Co. (The)	101,382	3,479,430

		37,313,051

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)(b)	356,307	8,294,827
Gogo Inc.(a)(b)	501,963	2,253,814
Shenandoah Telecommunications Co.(b)	404,766	17,955,420

		28,504,061

Total Common Stocks — 100.5% (Cost: $9,636,227,191)		9,213,850,945

Short-Term Investments

Money Market Funds — 15.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(d)(e)(f)	1,448,822,565	1,449,402,094
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(e)	12,979,363	12,979,363

		1,462,381,457

Total Short-Term Investments — 15.9% (Cost: $1,461,813,722)		1,462,381,457

Total Investments in Securities — 116.4% (Cost: $11,098,040,913)		10,676,232,402

Other Assets, Less Liabilities — (16.4)%		(1,504,666,604)

Net Assets — 100.0%		$9,171,565,798

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	55

Schedule of Investments March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
AAR Corp.	308,300	$10,022,833
Cubic Corp.(a)	77,772	4,373,897
Ducommun Inc.(b)	100,470	4,372,455
KeyW Holding Corp. (The)(a)(b)	456,170	3,932,185
Kratos Defense & Security Solutions Inc.(a)(b)	519,487	8,119,582
Maxar Technologies Ltd.(a)(b)	527,266	2,119,609
Mercury Systems Inc.(a)(b)	216,012	13,842,049
Moog Inc., Class A	275,177	23,926,640
National Presto Industries Inc.	42,298	4,591,448
Triumph Group Inc.(a)	455,385	8,679,638
Vectrus Inc.(b)	105,258	2,798,810
Wesco Aircraft Holdings Inc.(a)(b)	372,031	3,270,153

		90,049,299

Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings Inc.(b)	223,054	11,277,610
Echo Global Logistics Inc.(b)	14,503	359,385
Hub Group Inc., Class A(b)	110,428	4,510,984
Radiant Logistics Inc.(a)(b)	371,671	2,341,527

		18,489,506

Airlines — 0.8%
Hawaiian Holdings Inc.	461,626	12,117,682
Mesa Air Group Inc.(a)(b)	77,246	644,232
SkyWest Inc.	478,265	25,965,007
Spirit Airlines Inc.(a)(b)	643,893	34,036,184

		72,763,105

Auto Components — 0.9%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,048,027	14,997,266
Cooper Tire & Rubber Co.	476,929	14,255,408
Cooper-Standard Holdings Inc.(b)	165,293	7,762,159
Dana Inc.	100,844	1,788,973
Gentherm Inc.(a)(b)	327,003	12,053,331
Modine Manufacturing Co.(a)(b)	392,905	5,449,592
Motorcar Parts of America Inc.(a)(b)	175,370	3,309,232
Shiloh Industries Inc.(a)(b)	114,995	632,472
Standard Motor Products Inc.	199,266	9,783,961
Stoneridge Inc.(a)(b)	27,002	779,278
Superior Industries International Inc.	224,699	1,069,567
Tenneco Inc., Class A	89,499	1,983,298
Tower International Inc.	186,378	3,919,529

		77,784,066

Banks — 16.1%
1st Constitution Bancorp.	67,081	1,192,029
1st Source Corp.	147,442	6,621,620
ACNB Corp.	64,821	2,398,377
Allegiance Bancshares Inc.(b)	91,142	3,073,308
Amalgamated Bank, Class A	94,915	1,485,420
American National Bankshares Inc.	76,038	2,655,247
Ames National Corp.	82,099	2,250,334
Arrow Financial Corp.	114,518	3,766,497
Atlantic Capital Bancshares Inc.(a)(b)	70,459	1,256,284
Auburn National BanCorp. Inc.	21,631	852,910
Banc of California Inc.	403,761	5,588,052
BancFirst Corp.	130,388	6,799,734
Bancorp. Inc. (The)(b)	473,341	3,824,595
BancorpSouth Bank	887,466	25,044,290
Bank of Commerce Holdings	144,705	1,526,638
Bank of Marin Bancorp.	126,734	5,156,806

Security	Shares	Value

Banks (continued)
Bank of Princeton (The)(a)	52,806	$1,675,534
BankFinancial Corp.	122,357	1,819,449
Bankwell Financial Group Inc.	47,449	1,384,562
Banner Corp.	299,234	16,209,506
Bar Harbor Bankshares	144,203	3,730,532
Baycom Corp.(a)(b)	94,987	2,150,506
BCB Bancorp. Inc.	126,162	1,690,571
Berkshire Hills Bancorp. Inc.	383,166	10,437,442
Blue Hills Bancorp. Inc.	116,059	2,773,810
Boston Private Financial Holdings Inc.	765,254	8,387,184
Bridge Bancorp. Inc.	156,611	4,588,702
Brookline Bancorp. Inc.	739,220	10,644,768
Bryn Mawr Bank Corp.	187,169	6,762,416
Business First Bancshares Inc.	97,798	2,399,963
Byline Bancorp Inc.(a)(b)	154,706	2,858,967
C&F Financial Corp.	30,281	1,532,219
Cadence BanCorp.	743,832	13,798,084
Cambridge Bancorp.	24,949	2,067,025
Camden National Corp.	144,361	6,022,741
Capital Bancorp Inc/MD(a)(b)	50,917	591,656
Capital City Bank Group Inc.	108,245	2,357,576
Capstar Financial Holdings Inc.	52,681	760,714
Carolina Financial Corp.(a)	60,828	2,104,041
Cathay General Bancorp.	728,992	24,720,119
CB Financial Services Inc.	43,657	1,035,981
CBTX Inc.(a)	167,698	5,445,154
CenterState Bank Corp.	864,492	20,583,554
Central Pacific Financial Corp.	224,270	6,467,947
Central Valley Community Bancorp.	108,798	2,127,001
Century Bancorp. Inc./MA, Class A, NVS	26,241	1,915,593
Chemical Financial Corp.	672,050	27,661,578
Chemung Financial Corp.	30,627	1,437,325
Citizens & Northern Corp.	109,683	2,746,462
City Holding Co.	133,370	10,161,460
Civista Bancshares Inc.	94,398	2,060,708
CNB Financial Corp./PA	128,786	3,254,422
Coastal Financial Corp/WA(b)	51,187	869,667
Codorus Valley Bancorp. Inc.	84,450	1,803,007
Columbia Banking System Inc.	684,241	22,367,838
Community Bank System Inc.	473,021	28,272,465
Community Bankers Trust Corp.	199,909	1,463,334
Community Financial Corp. (The)	42,819	1,214,775
Community Trust Bancorp. Inc.	145,382	5,969,385
ConnectOne Bancorp. Inc.	212,037	4,177,129
County Bancorp. Inc.	46,829	824,190
Customers Bancorp. Inc.(b)	183,312	3,356,443
CVB Financial Corp.	1,055,249	22,212,991
Eagle Bancorp. Inc.(b)	60,286	3,026,357
Enterprise Bancorp. Inc./MA	82,853	2,380,367
Enterprise Financial Services Corp.	142,177	5,796,556
Equity Bancshares Inc., Class A(a)(b)	86,201	2,482,589
Esquire Financial Holdings Inc.(a)(b)	33,880	771,109
Evans Bancorp. Inc.	43,371	1,546,176
Farmers & Merchants Bancorp. Inc./Archbold OH	7,756	233,456
Farmers National Banc Corp.	240,098	3,310,951
FB Financial Corp.	80,634	2,560,936
Fidelity D&D Bancorp. Inc.(a)	22,913	1,354,617
Fidelity Southern Corp.	205,101	5,617,716
Financial Institutions Inc.	144,348	3,923,379
First Bancorp. Inc./ME	96,441	2,403,310

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First BanCorp./Puerto Rico	2,013,167	$23,070,894
First Bancorp./Southern Pines NC	274,757	9,550,553
First Bancshares Inc. (The)	116,721	3,606,679
First Bank/Hamilton NJ	151,778	1,750,000
First Busey Corp.	413,661	10,093,328
First Business Financial Services Inc.	75,845	1,518,417
First Choice Bancorp.(a)	82,336	1,770,224
First Commonwealth Financial Corp.	922,534	11,623,928
First Community Bankshares Inc.	146,402	4,851,762
First Community Corp./SC	65,587	1,250,744
First Financial Bancorp.	899,424	21,640,141
First Financial Corp./IN	111,964	4,702,488
First Financial Northwest Inc.	67,441	1,062,196
First Foundation Inc.	242,424	3,289,694
First Guaranty Bancshares Inc.(a)	44,013	902,266
First Internet Bancorp.	89,565	1,731,291
First Interstate BancSystem Inc., Class A	311,412	12,400,426
First Merchants Corp.	464,449	17,114,946
First Mid-Illinois Bancshares Inc.	119,624	3,985,872
First Midwest Bancorp. Inc.	991,579	20,287,706
First Northwest Bancorp.	89,217	1,389,109
First of Long Island Corp. (The)	230,169	5,047,606
First Savings Financial Group Inc.(a)	16,395	886,150
First United Corp.	63,960	1,103,950
Flushing Financial Corp.	252,575	5,538,970
Franklin Financial Network Inc.(a)	120,020	3,481,780
Fulton Financial Corp.	1,572,659	24,344,761
FVCBankcorp Inc.(a)(b)	14,851	251,130
German American Bancorp. Inc.	162,185	4,768,239
Glacier Bancorp. Inc.	675,839	27,080,869
Great Southern Bancorp. Inc.	103,868	5,390,749
Great Western Bancorp. Inc.	538,768	17,019,681
Guaranty Bancshares Inc./TX	71,340	2,084,555
Hancock Whitney Corp.	801,362	32,375,025
Hanmi Financial Corp.	248,078	5,276,619
HarborOne Bancorp Inc.(a)(b)	75,704	1,302,109
Heartland Financial USA Inc.	278,032	11,858,065
Heritage Commerce Corp.	41,439	501,412
Heritage Financial Corp./WA	340,321	10,257,275
Hilltop Holdings Inc.	669,759	12,223,102
Home BancShares Inc./AR	1,142,801	20,079,014
HomeTrust Bancshares Inc.	111,002	2,797,250
Hope Bancorp Inc.	1,137,165	14,874,118
Horizon Bancorp Inc./IN	348,012	5,599,513
Howard Bancorp. Inc.(a)(b)	96,220	1,425,018
IBERIABANK Corp.	522,353	37,457,934
Independent Bank Corp./MI	146,185	3,142,977
Independent Bank Corp./Rockland MA	233,896	18,947,915
Independent Bank Group Inc.	168,914	8,663,599
International Bancshares Corp.	521,675	19,839,300
Investar Holding Corp.	57,234	1,299,784
Investors Bancorp. Inc.	2,238,582	26,527,197
Lakeland Bancorp. Inc.	423,356	6,320,705
Lakeland Financial Corp.	63,385	2,866,270
LCNB Corp.	82,231	1,410,262
LegacyTexas Financial Group Inc.	268,004	10,020,670
Level One Bancorp. Inc.(a)	47,812	1,112,107
Live Oak Bancshares Inc.(a)	116,549	1,702,781
Macatawa Bank Corp.	229,828	2,284,490
Malvern Bancorp. Inc.(a)(b)	56,707	1,140,945

Security	Shares	Value

Banks (continued)
MBT Financial Corp.	167,340	$1,676,747
Mercantile Bank Corp.	152,976	5,005,375
Metropolitan Bank Holding Corp.(b)	60,209	2,094,671
Mid Penn Bancorp. Inc.	43,978	1,077,461
Middlefield Banc Corp.	28,624	1,179,595
Midland States Bancorp. Inc.	100,720	2,423,323
MidSouth Bancorp. Inc.(a)	136,740	1,560,203
MidWestOne Financial Group Inc.	103,001	2,806,777
MutualFirst Financial Inc.	54,309	1,627,641
MVB Financial Corp.	78,779	1,201,380
National Bank Holdings Corp., Class A	183,592	6,106,270
National Bankshares Inc.	62,518	2,678,896
National Commerce Corp.(b)	95,914	3,760,788
NBT Bancorp. Inc.	399,334	14,380,017
Nicolet Bankshares Inc.(a)(b)	73,933	4,406,407
Northeast Bancorp.	66,784	1,381,093
Northrim BanCorp. Inc.	64,567	2,222,396
Norwood Financial Corp.	52,539	1,620,303
Oak Valley Bancorp.	61,279	1,080,962
OFG Bancorp.	409,393	8,101,887
Ohio Valley Banc Corp.	38,184	1,380,352
Old Line Bancshares Inc.	129,315	3,223,823
Old National Bancorp./IN	1,424,671	23,364,604
Old Second Bancorp. Inc.	271,880	3,422,969
Opus Bank	188,190	3,726,162
Origin Bancorp Inc.	107,546	3,661,941
Orrstown Financial Services Inc.	67,956	1,263,302
Pacific City Financial Corp.	94,037	1,640,946
Pacific Mercantile Bancorp.(b)	142,089	1,082,718
Pacific Premier Bancorp. Inc.(a)	289,383	7,677,331
Park National Corp.	129,914	12,309,351
Parke Bancorp. Inc.	63,283	1,321,982
Peapack Gladstone Financial Corp.(a)	172,973	4,535,352
Penns Woods Bancorp. Inc.	41,784	1,717,322
Peoples Bancorp. Inc./OH	166,146	5,145,542
Peoples Bancorp. of North Carolina Inc.	43,461	1,156,063
Peoples Financial Services Corp.	65,145	2,947,160
Premier Financial Bancorp. Inc.	110,114	1,729,891
QCR Holdings Inc.(a)	122,598	4,158,524
RBB Bancorp.	129,349	2,431,761
Reliant Bancorp Inc.	86,414	1,928,760
Renasant Corp.	455,371	15,414,308
Republic Bancorp. Inc./KY, Class A	90,079	4,028,333
Republic First Bancorp. Inc.(a)(b)	321,084	1,685,691
S&T Bancorp. Inc.	324,919	12,844,048
Sandy Spring Bancorp. Inc.	328,584	10,278,107
SB One Bancorp.	66,479	1,443,924
Seacoast Banking Corp. of Florida(a)(b)	359,096	9,462,180
Select Bancorp. Inc.(a)(b)	143,635	1,633,130
Shore Bancshares Inc.	116,905	1,743,054
Sierra Bancorp.	132,418	3,217,757
Simmons First National Corp., Class A	851,140	20,835,907
SmartFinancial Inc.(a)(b)	103,919	1,965,108
South State Corp.	335,590	22,934,221
Southern First Bancshares Inc.(a)(b)	58,755	1,990,032
Southern National Bancorp. of Virginia Inc.	180,608	2,645,907
Southside Bancshares Inc.	300,246	9,977,175
Spirit of Texas Bancshares Inc.(a)(b)	80,914	1,715,377
Stock Yards Bancorp. Inc.	159,309	5,386,237
Summit Financial Group Inc.	101,373	2,687,398

S C H E D U L E S O F I N V E S T M E N T S	57

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Tompkins Financial Corp.	132,868	$10,107,269
TowneBank/Portsmouth VA	619,847	15,341,213
TriCo Bancshares	227,979	8,957,295
TriState Capital Holdings Inc.(a)(b)	174,787	3,570,898
Trustmark Corp.	614,371	20,661,297
UMB Financial Corp.	427,026	27,346,745
Union Bankshares Corp.	726,036	23,472,744
Union Bankshares Inc./Morrisville VT	4,260	192,680
United Bankshares Inc./WV	922,712	33,439,083
United Community Banks Inc./GA	649,334	16,187,897
United Security Bancshares/Fresno CA	123,077	1,304,616
Unity Bancorp. Inc.	64,426	1,216,363
Univest Financial Corp.	274,065	6,703,630
Valley National Bancorp.	3,039,482	29,118,238
Veritex Holdings Inc.	311,944	7,555,284
Washington Trust Bancorp. Inc.	101,496	4,887,032
WesBanco Inc.	493,130	19,601,917
West Bancorp. Inc.	115,156	2,381,426
Westamerica Bancorp.	243,107	15,024,013

		1,468,868,298

Beverages — 0.0%
MGP Ingredients Inc.(a)	13,575	1,047,311

Biotechnology — 1.1%
Abeona Therapeutics Inc.(a)(b)	26,523	195,209
Acceleron Pharma Inc.(a)(b)	70,017	3,260,692
Achaogen Inc.(a)(b)	35,898	16,380
Achillion Pharmaceuticals Inc.(a)(b)	1,278,116	3,783,223
Acorda Therapeutics Inc.(a)(b)	361,627	4,806,023
Adamas Pharmaceuticals Inc.(a)(b)	99,681	708,732
Adverum Biotechnologies Inc.(a)(b)	465,093	2,437,087
AgeX Therapeutics Inc.(a)(b)	61,217	247,929
Akebia Therapeutics Inc.(a)(b)	65,240	534,316
Albireo Pharma Inc.(a)(b)	65,266	2,102,218
Alder Biopharmaceuticals Inc.(a)(b)	103,084	1,407,097
Alector Inc.(a)(b)	12,101	226,531
Allakos Inc.(a)(b)	22,145	896,873
Allogene Therapeutics Inc.(a)(b)	37,111	1,072,879
AMAG Pharmaceuticals Inc.(a)(b)	325,909	4,197,708
Anika Therapeutics Inc.(a)(b)	132,138	3,995,853
Aptinyx Inc.(a)(b)	20,268	82,085
Arbutus Biopharma Corp.(a)(b)	240,885	862,368
Arcus Biosciences Inc.(a)(b)	88,607	1,106,701
Ardelyx Inc.(a)(b)	400,971	1,122,719
Arena Pharmaceuticals Inc.(a)(b)	94,056	4,216,530
ArQule Inc.(a)(b)	94,139	450,926
Athersys Inc.(a)(b)	53,538	80,307
Audentes Therapeutics Inc.(a)(b)	26,870	1,048,467
AVEO Pharmaceuticals Inc.(a)(b)	409,637	335,943
Avrobio Inc.(a)(b)	16,628	366,647
Bellicum Pharmaceuticals Inc.(a)(b)	121,458	409,313
BioCryst Pharmaceuticals Inc.(a)(b)	151,127	1,230,174
BioTime Inc.(a)(b)	612,037	801,768
Calithera Biosciences Inc.(a)(b)	297,013	2,001,868
Cara Therapeutics Inc.(a)(b)	40,035	785,487
CareDx Inc.(a)(b)	18,589	585,925
CASI Pharmaceuticals Inc.(a)(b)	49,370	141,692
Catalyst Biosciences Inc.(a)(b)	108,658	881,216
Cellular Biomedicine Group Inc.(a)(b)	29,411	508,810
Chimerix Inc.(a)(b)	402,892	846,073

Security	Shares	Value

Biotechnology (continued)
Concert Pharmaceuticals Inc.(a)(b)	201,545	$2,432,648
Constellation Pharmaceuticals Inc.(a)(b)	10,409	141,042
Corvus Pharmaceuticals Inc.(a)(b)	11,905	47,858
Crinetics Pharmaceuticals Inc.(a)(b)	10,601	241,279
Cytokinetics Inc.(b)	40,653	328,883
Dynavax Technologies Corp.(a)(b)	64,824	473,863
Eidos Therapeutics Inc.(a)(b)	25,318	593,707
Epizyme Inc.(a)(b)	147,527	1,827,860
Equillium Inc.(a)(b)	7,943	63,544
Five Prime Therapeutics Inc.(a)(b)	314,088	4,208,779
Forty Seven Inc.(a)(b)	17,177	277,580
Gossamer Bio Inc.(b)	17,325	375,433
Gritstone Oncology Inc.(a)(b)	10,607	141,073
Immune Design Corp.(a)(b)	280,994	1,643,815
Immunomedics Inc.(a)(b)	133,884	2,571,912
Karyopharm Therapeutics Inc.(a)(b)	44,755	261,369
Kezar Life Sciences Inc.(b)	19,604	347,775
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	15,038	271,586
Kodiak Sciences Inc.(a)(b)	14,513	94,770
LogicBio Therapeutics Inc.(b)	12,486	123,362
Magenta Therapeutics Inc.(a)(b)	22,456	369,850
MeiraGTx Holdings PLC(b)	18,740	322,890
Minerva Neurosciences Inc.(a)(b)	45,354	356,482
Miragen Therapeutics Inc.(a)(b)	43,861	122,372
Molecular Templates Inc.(a)(b)	112,996	656,507
Myriad Genetics Inc.(a)(b)	76,579	2,542,423
NantKwest Inc.(a)(b)	266,744	421,456
Neon Therapeutics Inc.(a)(b)	11,714	75,672
NewLink Genetics Corp.(a)(b)	237,021	457,451
Novavax Inc.(a)(b)	2,265,102	1,247,845
Nymox Pharmaceutical Corp.(a)(b)	225,121	443,488
OPKO Health Inc.(a)(b)	3,040,389	7,935,415
Ovid therapeutics Inc.(b)	30,843	54,592
PDL BioPharma Inc.(a)(b)	1,346,759	5,009,944
Pfenex Inc.(a)(b)	19,549	120,813
Portola Pharmaceuticals Inc.(a)(b)	43,074	1,494,668
Principia Biopharma Inc.(a)(b)	8,738	297,092
Proteostasis Therapeutics Inc.(a)(b)	55,614	70,074
Prothena Corp. PLC(b)	379,237	4,600,145
Ra Pharmaceuticals Inc.(b)	166,651	3,732,982
Replimune Group Inc.(b)	11,381	173,219
Rigel Pharmaceuticals Inc.(a)(b)	154,163	396,199
Rubius Therapeutics Inc.(a)(b)	53,080	960,748
Scholar Rock Holding Corp.(a)(b)	23,197	435,872
Spectrum Pharmaceuticals Inc.(a)(b)	80,460	860,117
Spero Therapeutics Inc.(a)(b)	72,900	933,849
Sutro Biopharma Inc.(a)(b)	9,853	112,226
Syndax Pharmaceuticals Inc.(a)(b)	85,638	449,600
Synlogic Inc.(a)(b)	142,117	1,078,668
Synthorx Inc.(a)(b)	11,336	230,914
Tocagen Inc.(a)(b)	14,965	162,670
Translate Bio Inc.(a)(b)	46,036	469,107
Twist Bioscience Corp.(a)(b)	7,754	179,738
XOMA Corp.(a)(b)	32,081	397,163
Y-MAbs Therapeutics Inc.(a)(b)	10,687	280,106
Zafgen Inc.(a)(b)	32,889	90,116

		101,764,380

Building Products — 0.4%
Apogee Enterprises Inc.	38,099	1,428,332
Armstrong Flooring Inc.(a)(b)	183,643	2,497,545

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Caesarstone Ltd.(a)	217,861	$3,400,810
Gibraltar Industries Inc.(a)(b)	300,294	12,194,939
Griffon Corp.	315,067	5,822,438
Insteel Industries Inc.	19,915	416,622
Masonite International Corp.(a)(b)	13,518	674,413
Quanex Building Products Corp.	312,928	4,972,426
Universal Forest Products Inc.	63,941	1,911,196

		33,318,721

Capital Markets — 1.1%
Associated Capital Group Inc., Class A	23,203	917,911
B. Riley Financial Inc.	193,233	3,225,059
Blucora Inc.(b)	125,011	4,172,867
BrightSphere Investment Group PLC	104,960	1,423,258
Cowen Inc.(a)(b)	140,093	2,029,948
Donnelley Financial Solutions Inc.(a)(b)	167,856	2,497,697
Federated Investors Inc., Class B	241,082	7,066,113
Focus Financial Partners Inc., Class A(a)(b)	101,829	3,629,185
GAIN Capital Holdings Inc.(a)	266,412	1,673,067
GAMCO Investors Inc., Class A	35,538	728,529
Greenhill & Co. Inc.	18,160	390,622
INTL. FCStone Inc.(a)(b)	146,196	5,666,557
Ladenburg Thalmann Financial Services Inc.	77,225	218,547
Oppenheimer Holdings Inc., Class A, NVS	91,636	2,384,369
Piper Jaffray Companies	128,769	9,378,246
PJT Partners Inc., Class A(a)	13,978	584,280
Siebert Financial Corp.(a)(b)	10,398	122,800
Stifel Financial Corp.	652,635	34,433,023
Value Line Inc.	4,649	114,784
Virtus Investment Partners Inc.	54,616	5,327,791
Waddell & Reed Financial Inc., Class A	705,229	12,193,409

		98,178,062

Chemicals — 1.6%
Advanced Emissions Solutions Inc.	18,274	211,247
AdvanSix Inc.(b)	183,932	5,254,937
AgroFresh Solutions Inc.(a)(b)	292,801	977,955
American Vanguard Corp.	272,780	4,697,272
Amyris Inc.(a)(b)	275,254	575,281
Flotek Industries Inc.(a)(b)	503,089	1,630,008
FutureFuel Corp.	244,070	3,270,538
Hawkins Inc.	91,475	3,369,024
HB Fuller Co.	120,454	5,858,883
Innophos Holdings Inc.	157,039	4,733,155
Innospec Inc.	227,921	18,997,215
Intrepid Potash Inc.(b)	882,421	3,344,376
Koppers Holdings Inc.(b)	55,964	1,453,945
Kraton Corp.(b)	22,533	725,112
Livent Corp.(b)	751,735	9,231,306
LSB Industries Inc.(b)	197,292	1,231,102
Marrone Bio Innovations Inc.(a)(b)	59,820	91,525
Minerals Technologies Inc.(a)	333,106	19,583,302
PolyOne Corp.	42,005	1,231,166
PQ Group Holdings Inc.(a)(b)	344,488	5,225,883
Rayonier Advanced Materials Inc.	476,673	6,463,686
Sensient Technologies Corp.	187,825	12,732,657
Stepan Co.	190,379	16,661,970
Trecora Resources(a)(b)	189,517	1,722,709
Tredegar Corp.	242,791	3,918,647
Trinseo SA	122,802	5,562,931
Tronox Holdings PLC, Class A(b)	472,538	6,213,875

Security	Shares	Value

Chemicals (continued)
Valhi Inc.	223,643	$516,615

		145,486,322

Commercial Services & Supplies — 1.8%
ABM Industries Inc.	621,041	22,574,840
ACCO Brands Corp.	955,022	8,174,988
Advanced Disposal Services Inc.(a)(b)	40,219	1,126,132
Brady Corp., Class A, NVS	447,645	20,775,204
BrightView Holdings Inc.(a)(b)	125,045	1,800,648
Casella Waste Systems Inc., Class A(a)(b)	331,777	11,797,990
CECO Environmental Corp.(b)	282,930	2,037,096
Charah Solutions Inc.(b)	30,126	192,806
CompX International Inc.	15,074	220,533
Ennis Inc.	241,989	5,023,692
Heritage-Crystal Clean Inc.(a)(b)	133,554	3,666,057
Herman Miller Inc.	81,791	2,877,407
Interface Inc.	53,392	817,965
Kimball International Inc., Class B, NVS	45,666	645,717
Knoll Inc.	26,925	509,152
LSC Communications Inc.	309,878	2,023,503
Matthews International Corp., Class A	293,738	10,853,619
Mobile Mini Inc.	46,148	1,566,263
Multi-Color Corp.	129,357	6,453,621
NL Industries Inc.(a)(b)	76,350	296,238
PICO Holdings Inc.(b)	179,331	1,775,377
Pitney Bowes Inc.	885,396	6,082,671
Quad/Graphics Inc.	291,254	3,465,923
RR Donnelley & Sons Co.	665,005	3,138,824
SP Plus Corp.(a)(b)	150,312	5,128,645
Steelcase Inc., Class A	805,625	11,721,844
Team Inc.(a)(b)	262,627	4,595,973
Tetra Tech Inc.	32,978	1,965,159
UniFirst Corp./MA	124,443	19,102,001
Viad Corp.	78,180	4,400,752
VSE Corp.	74,075	2,339,289

		167,149,929

Communications Equipment — 2.4%
Acacia Communications Inc.(a)(b)	221,459	12,700,674
ADTRAN Inc.	446,770	6,120,749
Applied Optoelectronics Inc.(a)(b)	40,644	495,857
Calix Inc.(a)(b)	202,589	1,559,935
Casa Systems Inc.(a)(b)	23,342	193,739
Ciena Corp.(b)	1,345,123	50,226,893
Clearfield Inc.(a)(b)	37,351	549,060
Comtech Telecommunications Corp.	216,675	5,031,193
DASAN Zhone Solutions Inc.(b)	57,241	611,906
Digi International Inc.(b)	253,361	3,210,084
Finisar Corp.(b)	1,102,095	25,535,541
Harmonic Inc.(a)(b)	787,163	4,266,423
Infinera Corp.(a)(b)	1,415,390	6,142,793
InterDigital Inc.	176,841	11,667,969
KVH Industries Inc.(a)(b)	150,787	1,536,519
Lumentum Holdings Inc.(a)(b)	104,709	5,920,247
NETGEAR Inc.(a)(b)	227,606	7,538,311
NetScout Systems Inc.(a)(b)	705,476	19,802,711
Ribbon Communications Inc.(b)	500,495	2,577,549
ViaSat Inc.(a)(b)	519,890	40,291,475
Viavi Solutions Inc.(b)	1,372,357	16,989,780

		222,969,408

S C H E D U L E S O F I N V E S T M E N T S	59

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.8%
Aegion Corp.(a)(b)	302,873	$5,321,479
Ameresco Inc., Class A(a)(b)	175,705	2,842,907
Argan Inc.	138,177	6,901,941
EMCOR Group Inc.	133,034	9,722,125
Granite Construction Inc.	87,292	3,766,650
Great Lakes Dredge & Dock Corp.(a)(b)	534,348	4,761,041
IES Holdings Inc.(a)(b)	78,267	1,390,804
Infrastructure and Energy Alternatives Inc.(a)(b)	156,715	821,187
KBR Inc.	1,323,980	25,274,778
Northwest Pipe Co.(a)(b)	88,905	2,133,720
Orion Group Holdings Inc.(a)(b)	134,560	392,915
Primoris Services Corp.	127,344	2,633,474
Sterling Construction Co. Inc.(a)(b)	190,470	2,384,684
Tutor Perini Corp.(a)(b)	352,387	6,032,865
Willscot Corp.(a)(b)	120,923	1,341,036

		75,721,606

Construction Materials — 0.0%
U.S. Lime & Minerals Inc.	17,306	1,334,639

Consumer Finance — 0.5%
Encore Capital Group Inc.(a)(b)	242,766	6,610,518
EZCORP Inc., Class A, NVS(a)(b)	483,603	4,507,180
LendingClub Corp.(a)(b)	3,014,699	9,315,420
Nelnet Inc., Class A	175,316	9,654,652
PRA Group Inc.(a)(b)	418,578	11,222,076
Regional Management Corp.(a)(b)	42,681	1,042,270
World Acceptance Corp.(a)(b)	57,410	6,724,434

		49,076,550

Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	220,884	9,111,465
Greif Inc., Class B	47,273	2,311,177
UFP Technologies Inc.(a)(b)	60,533	2,263,934

		13,686,576

Distributors — 0.2%
Core-Mark Holding Co. Inc.	391,863	14,549,873
Weyco Group Inc.	56,470	1,748,311

		16,298,184

Diversified Consumer Services — 0.8%
Adtalem Global Education Inc.(b)	539,915	25,008,863
American Public Education Inc.(b)	142,146	4,281,437
Carriage Services Inc.	101,667	1,957,090
Houghton Mifflin Harcourt Co.(a)(b)	890,386	6,473,106
K12 Inc.(a)(b)	350,636	11,967,207
Laureate Education Inc., Class A(b)	886,415	13,269,633
Regis Corp.(b)	290,368	5,711,539
Weight Watchers International Inc.(a)(b)	20,110	405,216

		69,074,091

Diversified Financial Services — 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	287,028	5,717,598
Cannae Holdings Inc.(a)(b)	648,043	15,721,523
FGL Holdings(a)	1,379,962	10,860,301
Marlin Business Services Corp.	54,233	1,166,010
On Deck Capital Inc.(a)(b)	66,117	358,354

		33,823,786

Diversified Telecommunication Services — 0.6%
ATN International Inc.	98,778	5,570,091
Cincinnati Bell Inc.(a)(b)	422,649	4,032,071
Consolidated Communications Holdings Inc.	659,615	7,196,400

Security	Shares	Value

Diversified Telecommunication Services (continued)
Frontier Communications Corp.(a)(b)	981,895	$1,953,971
Intelsat SA(a)(b)	523,613	8,199,780
Iridium Communications Inc.(a)(b)	901,698	23,840,895
pdvWireless Inc.(a)(b)	90,237	3,172,733

		53,965,941

Electric Utilities — 2.5%
ALLETE Inc.	482,741	39,695,792
El Paso Electric Co.	380,714	22,393,598
IDACORP Inc.	472,632	47,045,789
MGE Energy Inc.	328,289	22,313,803
Otter Tail Corp.	369,752	18,421,045
PNM Resources Inc.	746,793	35,353,181
Portland General Electric Co.	837,514	43,416,726

		228,639,934

Electrical Equipment — 0.6%
AZZ Inc.	165,182	6,760,899
Babcock & Wilcox Enterprises Inc.(a)(b)	292,978	120,473
Encore Wire Corp.	191,015	10,929,878
EnerSys	140,625	9,163,125
Enphase Energy Inc.(a)(b)	808,964	7,466,738
FuelCell Energy Inc.(a)(b)	864,307	212,792
Powell Industries Inc.	81,800	2,171,790
Preformed Line Products Co.	28,383	1,506,854
Sunrun Inc.(a)(b)	906,465	12,744,898
Thermon Group Holdings Inc.(b)	218,365	5,352,126
Vicor Corp.(a)(b)	13,478	418,088
Vivint Solar Inc.(b)	271,890	1,351,293

		58,198,954

Electronic Equipment, Instruments & Components — 3.7%
Anixter International Inc.(b)	276,694	15,525,300
Arlo Technologies Inc.(b)	367,419	1,517,440
AVX Corp.	439,030	7,612,780
Bel Fuse Inc., Class B, NVS	89,739	2,268,602
Belden Inc.(a)	379,985	20,405,194
Benchmark Electronics Inc.	412,823	10,836,604
Control4 Corp.(a)(b)	141,937	2,402,993
CTS Corp.	305,955	8,985,898
Daktronics Inc.	332,829	2,479,576
Fabrinet(b)	338,610	17,729,620
FARO Technologies Inc.(a)(b)	8,700	382,017
Fitbit Inc., Class A(a)(b)	1,563,165	9,253,937
Insight Enterprises Inc.(b)	205,727	11,327,329
KEMET Corp.	530,371	9,000,396
Kimball Electronics Inc.(a)(b)	232,602	3,603,005
Knowles Corp.(a)(b)	822,536	14,501,310
Maxwell Technologies Inc.(a)(b)	396,955	1,774,389
Methode Electronics Inc.	180,591	5,197,409
MTS Systems Corp.	167,610	9,128,041
OSI Systems Inc.(a)(b)	99,129	8,683,700
PAR Technology Corp.(a)(b)	20,664	505,441
Park Electrochemical Corp.	74,500	1,169,650
PC Connection Inc.	107,100	3,927,357
Plexus Corp.(b)	287,710	17,535,924
Rogers Corp.(b)	81,328	12,921,393
Sanmina Corp.(b)	636,408	18,360,371
ScanSource Inc.(a)(b)	236,735	8,479,848
SYNNEX Corp.	390,104	37,212,021
Tech Data Corp.(a)(b)	349,448	35,786,970
TTM Technologies Inc.(a)(b)	881,074	10,334,998

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology Inc.	1,242,818	$22,954,848
Vishay Precision Group Inc.(a)(b)	23,800	814,198

		332,618,559

Energy Equipment & Services — 2.2%
Archrock Inc.	1,193,221	11,669,701
Basic Energy Services Inc.(a)(b)	188,636	716,817
Bristow Group Inc.(a)(b)	308,374	342,295
C&J Energy Services Inc.(a)(b)	594,763	9,230,722
CARBO Ceramics Inc.(b)	192,172	672,602
Dawson Geophysical Co.(a)(b)	192,972	565,408
Diamond Offshore Drilling Inc.(a)(b)	610,135	6,400,316
Dril-Quip Inc.(a)(b)	335,775	15,395,284
Era Group Inc.(b)	192,680	2,223,527
Exterran Corp.(b)	304,186	5,125,534
Forum Energy Technologies Inc.(a)(b)	754,089	3,853,395
Frank’s International NV(b)	683,432	4,244,113
FTS International Inc.(a)(b)	306,491	3,064,910
Helix Energy Solutions Group Inc.(a)(b)	1,324,349	10,475,601
Independence Contract Drilling Inc.(a)(b)	282,825	783,425
Keane Group Inc.(b)	26,211	285,438
KLX Energy Services Holdings Inc.(a)(b)	189,414	4,761,868
Matrix Service Co.(a)(b)	248,407	4,863,809
McDermott International Inc.(a)(b)	1,685,860	12,542,798
Natural Gas Services Group Inc.(a)(b)	115,596	2,000,967
NCS Multistage Holdings Inc.(a)(b)	89,396	463,071
Newpark Resources Inc.(a)(b)	833,084	7,631,049
Nine Energy Service Inc.(b)	139,491	3,159,471
Noble Corp. PLC(a)(b)	2,324,710	6,671,918
Nuverra Environmental Solutions Inc.(a)(b)	11,619	103,409
Oceaneering International Inc.(b)	928,860	14,648,122
Oil States International Inc.(a)(b)	561,368	9,520,801
Pioneer Energy Services Corp.(b)	647,385	1,145,872
Quintana Energy Services Inc.(a)(b)	66,105	285,574
RigNet Inc.(a)(b)	120,908	1,181,271
Rowan Companies PLC, Class A(b)	1,191,484	12,856,112
SEACOR Holdings Inc.(a)(b)	160,774	6,797,525
SEACOR Marine Holdings Inc.(a)(b)	152,478	2,029,482
Select Energy Services Inc., Class A(a)(b)	336,003	4,038,756
Smart Sand Inc.(a)(b)	209,026	930,166
Superior Energy Services Inc.(a)(b)	1,445,490	6,750,438
TETRA Technologies Inc.(a)(b)	145,809	341,193
Tidewater Inc.(a)(b)	279,771	6,487,890
U.S. Silica Holdings Inc.	290,602	5,044,851
Unit Corp.(a)(b)	490,147	6,979,693

		196,285,194

Entertainment — 0.2%
AMC Entertainment Holdings Inc., Class A	485,654	7,211,962
Eros International PLC(a)(b)	169,631	1,550,427
Marcus Corp. (The)	188,165	7,536,008
Reading International Inc., Class A, NVS(b)	155,637	2,483,967
Rosetta Stone Inc.(a)(b)	156,826	3,426,648

		22,209,012

Equity Real Estate Investment Trusts (REITs) — 11.9%
Acadia Realty Trust	756,068	20,617,974
Agree Realty Corp.	315,099	21,848,965
Alexander & Baldwin Inc.	641,958	16,331,412
American Assets Trust Inc.	361,795	16,591,919
Armada Hoffler Properties Inc.	316,601	4,935,810
Ashford Hospitality Trust Inc.	807,759	3,836,855

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Bluerock Residential Growth REIT Inc.	222,275	$2,396,125
Braemar Hotels & Resorts Inc.	270,984	3,308,715
BRT Apartments Corp.	84,048	1,166,586
CareTrust REIT Inc.	780,998	18,322,213
CatchMark Timber Trust Inc., Class A	458,421	4,501,694
CBL & Associates Properties Inc.	1,585,590	2,457,665
Cedar Realty Trust Inc.	816,251	2,775,253
Chatham Lodging Trust	430,482	8,282,474
Chesapeake Lodging Trust	558,008	15,518,202
City Office REIT Inc.	297,198	3,361,309
Community Healthcare Trust Inc.	168,309	6,040,610
CoreCivic Inc.	1,114,929	21,685,369
CorEnergy Infrastructure Trust Inc.	111,587	4,100,822
CorePoint Lodging Inc.	385,320	4,304,024
Cousins Properties Inc.	3,955,245	38,207,667
DiamondRock Hospitality Co.	1,948,136	21,098,313
Easterly Government Properties Inc.	439,740	7,919,717
Essential Properties Realty Trust Inc.	291,690	5,693,789
Farmland Partners Inc.	279,564	1,789,210
First Industrial Realty Trust Inc.	915,383	32,367,943
Four Corners Property Trust Inc.	198,992	5,890,163
Franklin Street Properties Corp.	977,526	7,028,412
Front Yard Residential Corp.	460,587	4,269,641
GEO Group Inc. (The)	890,845	17,104,224
Getty Realty Corp.	308,329	9,875,778
Gladstone Commercial Corp.	270,641	5,621,214
Gladstone Land Corp.	122,148	1,545,172
Global Medical REIT Inc.	211,885	2,080,711
Global Net Lease Inc.	719,131	13,591,576
Hannon Armstrong Sustainable Infrastructure Capital Inc.	558,692	14,324,863
Healthcare Realty Trust Inc.	1,161,570	37,298,013
Hersha Hospitality Trust	333,600	5,717,904
Independence Realty Trust Inc.	839,678	9,060,126
Industrial Logistics Properties Trust	607,736	12,258,035
InfraREIT Inc.(b)	417,297	8,750,718
Innovative Industrial Properties Inc.(a)	87,121	7,116,914
Investors Real Estate Trust	113,405	6,794,094
iStar Inc.	604,627	5,090,959
Jernigan Capital Inc.	174,294	3,667,146
Kite Realty Group Trust	779,747	12,468,155
Lexington Realty Trust	1,990,781	18,036,476
LTC Properties Inc.	369,772	16,935,558
Mack-Cali Realty Corp.	849,389	18,856,436
MedEquities Realty Trust Inc.	272,539	3,033,359
Monmouth Real Estate Investment Corp.	701,890	9,250,910
National Health Investors Inc.	215,860	16,955,803
National Storage Affiliates Trust	476,113	13,573,982
New Senior Investment Group Inc.	695,310	3,789,439
NexPoint Residential Trust Inc.	164,268	6,298,035
NorthStar Realty Europe Corp.	421,716	7,320,990
Office Properties Income Trust	448,374	12,393,057
One Liberty Properties Inc.	141,420	4,101,180
Pebblebrook Hotel Trust	1,218,514	37,847,045
Pennsylvania REIT	325,712	2,048,728
Physicians Realty Trust	1,713,903	32,238,515
Piedmont Office Realty Trust Inc., Class A	1,181,986	24,644,408
PotlatchDeltic Corp.	622,947	23,541,167
Preferred Apartment Communities Inc., Class A	386,166	5,722,980
PS Business Parks Inc.	57,669	9,044,229

S C H E D U L E S O F I N V E S T M E N T S	61

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
QTS Realty Trust Inc., Class A	257,607	$11,589,739
Retail Opportunity Investments Corp.	1,054,367	18,282,724
Rexford Industrial Realty Inc.	865,616	30,997,709
RLJ Lodging Trust	1,631,090	28,658,251
RPT Realty	745,649	8,955,244
Sabra Health Care REIT Inc.	1,669,640	32,507,891
Safehold Inc.	72,295	1,576,754
Saul Centers Inc.	11,275	579,197
Seritage Growth Properties, Class A	306,715	13,630,415
Spirit MTA REIT	405,424	2,631,202
STAG Industrial Inc.	917,994	27,218,522
Summit Hotel Properties Inc.	973,067	11,102,694
Sunstone Hotel Investors Inc.	2,138,811	30,798,878
Terreno Realty Corp.	563,934	23,707,785
Tier REIT Inc.	503,379	14,426,842
UMH Properties Inc.	49,575	698,016
Universal Health Realty Income Trust	12,234	926,236
Urban Edge Properties	858,995	16,320,905
Urstadt Biddle Properties Inc., Class A	278,967	5,757,879
Washington Prime Group Inc.	1,757,600	9,930,440
Washington REIT	749,992	21,284,773
Whitestone REIT	362,203	4,353,680
Xenia Hotels & Resorts Inc.	1,058,156	23,184,198

		1,083,766,724

Food & Staples Retailing — 0.6%
Andersons Inc. (The)	255,262	8,227,094
BJ’s Wholesale Club Holdings Inc.(a)(b)	511,930	14,026,882
Ingles Markets Inc., Class A	133,451	3,685,917
Natural Grocers by Vitamin Cottage Inc.(a)(b)	82,507	985,959
Rite Aid Corp.(a)(b)	9,963,095	6,326,565
Smart & Final Stores Inc.(a)(b)	221,824	1,095,811
SpartanNash Co.	332,686	5,279,727
United Natural Foods Inc.(a)(b)	482,587	6,379,800
Village Super Market Inc., Class A	76,325	2,085,962
Weis Markets Inc.	89,894	3,668,574

		51,762,291

Food Products — 1.5%
Alico Inc.	30,043	817,470
B&G Foods Inc.(a)	552,010	13,480,084
Cal-Maine Foods Inc.(a)	174,464	7,786,328
Darling Ingredients Inc.(b)	1,537,105	33,278,323
Dean Foods Co.	867,068	2,627,216
Farmer Bros. Co.(a)(b)	96,025	1,921,460
Fresh Del Monte Produce Inc.	285,833	7,726,066
Hostess Brands Inc.(a)(b)	927,844	11,598,050
Lancaster Colony Corp.	48,250	7,560,293
Landec Corp.(a)(b)	229,794	2,821,870
Limoneira Co.	94,529	2,224,268
Sanderson Farms Inc.	185,954	24,516,176
Seneca Foods Corp., Class A(b)	66,632	1,639,147
Simply Good Foods Co. (The)(a)(b)	574,248	11,823,766
Tootsie Roll Industries Inc.(a)	133,791	4,982,377

		134,802,894

Gas Utilities — 2.4%
Chesapeake Utilities Corp.	132,121	12,050,757
New Jersey Resources Corp.	757,456	37,713,734
Northwest Natural Holding Co.(a)	269,560	17,691,223
ONE Gas Inc.	488,678	43,507,002
RGC Resources Inc.	68,785	1,823,490

Security	Shares	Value

Gas Utilities (continued)
South Jersey Industries Inc.	741,196	$23,770,156
Southwest Gas Holdings Inc.	496,167	40,814,698
Spire Inc.	461,780	37,999,876

		215,370,936

Health Care Equipment & Supplies — 0.8%
AngioDynamics Inc.(a)(b)	345,658	7,901,742
Avanos Medical Inc.(a)(b)	440,818	18,814,112
Axonics Modulation Technologies Inc.(a)(b)	15,957	382,170
Cerus Corp.(a)(b)	140,827	877,352
CONMED Corp.	149,387	12,426,011
CryoLife Inc.(b)	111,036	3,238,920
ElectroCore Inc.(a)(b)	7,088	49,616
FONAR Corp.(b)	48,255	987,780
Integer Holdings Corp.(b)	77,800	5,867,676
Invacare Corp.	313,039	2,620,136
Lantheus Holdings Inc.(b)	27,016	661,352
LivaNova PLC(b)	95,620	9,299,045
Meridian Bioscience Inc.	48,609	856,005
Neuronetics Inc.(a)(b)	9,697	147,879
OraSure Technologies Inc.(a)(b)	28,074	313,025
Orthofix Medical Inc.(b)	40,824	2,302,882
Rockwell Medical Inc.(a)(b)	36,325	206,689
RTI Surgical Holdings Inc.(b)	438,122	2,633,113
SeaSpine Holdings Corp.(b)	137,350	2,071,238
SI-BONE Inc.(a)(b)	7,565	142,525
Utah Medical Products Inc.	4,777	421,570
Vapotherm Inc.(a)(b)	4,175	82,039

		72,302,877

Health Care Providers & Services — 0.8%
AAC Holdings Inc.(a)(b)	53,930	99,231
American Renal Associates Holdings Inc.(a)(b)	11,713	71,918
BioScrip Inc.(a)(b)	1,040,206	2,080,412
Brookdale Senior Living Inc.(b)	1,756,646	11,558,731
Community Health Systems Inc.(a)(b)	793,073	2,958,162
Cross Country Healthcare Inc.(a)(b)	337,439	2,372,196
Diplomat Pharmacy Inc.(b)	104,632	607,912
Guardant Health Inc.(a)(b)	22,227	1,704,811
Magellan Health Inc.(a)(b)	223,549	14,736,350
National HealthCare Corp.	113,593	8,619,437
National Research Corp.	9,295	358,787
Owens & Minor Inc.(a)	573,327	2,350,641
Patterson Companies Inc.	769,497	16,813,509
PetIQ Inc.(a)(b)	7,589	238,371
R1 RCM Inc.(a)(b)	79,989	773,494
Surgery Partners Inc.(a)(b)	159,991	1,804,698
Triple-S Management Corp., Class B(b)	204,020	4,655,736

		71,804,396

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)(b)	1,436,128	13,700,661
Castlight Health Inc., Class B(b)	36,600	137,250
Computer Programs & Systems Inc.	53,351	1,583,991
Evolent Health Inc., Class A(a)(b)	490,225	6,167,031
HMS Holdings Corp.(b)	99,648	2,950,577
NantHealth Inc.(a)(b)	135,347	124,519
NextGen Healthcare Inc.(a)(b)	184,559	3,106,128

		27,770,157

Hotels, Restaurants & Leisure — 1.3%
BBX Capital Corp.	603,621	3,573,436
Belmond Ltd., Class A(a)(b)	733,132	18,276,981

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Biglari Holdings Inc., Class A(a)(b)	893	$656,739
Biglari Holdings Inc., Class B, NVS(b)	9,399	1,328,643
Boyd Gaming Corp.(a)	68,539	1,875,227
Brinker International Inc.	85,214	3,781,797
Carrols Restaurant Group Inc.(a)(b)	46,538	463,984
Century Casinos Inc.(a)(b)	247,043	2,238,210
Chuy’s Holdings Inc.(a)(b)	31,597	719,464
Del Frisco’s Restaurant Group Inc.(a)(b)	316,661	2,029,797
Del Taco Restaurants Inc.(a)(b)	292,199	2,939,522
Denny’s Corp.(a)(b)	141,660	2,599,461
Dine Brands Global Inc.	64,294	5,869,399
Drive Shack Inc.(a)(b)	60,993	273,858
El Pollo Loco Holdings Inc.(a)(b)	199,750	2,598,747
Empire Resorts Inc.(a)(b)	17,656	177,443
Fiesta Restaurant Group Inc.(b)	44,896	588,586
Habit Restaurants Inc. (The), Class A(a)(b)	189,957	2,055,335
International Speedway Corp., Class A	220,836	9,635,075
J Alexander’s Holdings Inc.(a)(b)	117,451	1,153,369
Jack in the Box Inc.	201,997	16,373,877
Marriott Vacations Worldwide Corp.	62,220	5,817,570
Monarch Casino & Resort Inc.(b)	21,163	929,479
Papa John’s International Inc.(a)	112,359	5,949,409
Penn National Gaming Inc.(a)(b)	720,016	14,472,322
RCI Hospitality Holdings Inc.(a)	21,931	503,755
Red Lion Hotels Corp.(a)(b)	148,237	1,197,755
Red Robin Gourmet Burgers Inc.(a)(b)	121,468	3,499,493
Speedway Motorsports Inc.	107,929	1,561,733
Town Sports International Holdings Inc.(a)(b)	129,094	614,487
Wingstop Inc.(a)	20,034	1,523,185

		115,278,138

Household Durables — 1.8%
Bassett Furniture Industries Inc.	93,413	1,532,907
Beazer Homes USA Inc.(a)(b)	281,886	3,244,508
Century Communities Inc.(a)(b)	226,510	5,429,445
Ethan Allen Interiors Inc.	226,453	4,332,046
Flexsteel Industries Inc.	67,896	1,574,508
Green Brick Partners Inc.(b)	214,005	1,872,544
Helen of Troy Ltd.(a)(b)	223,341	25,898,622
Hooker Furniture Corp.	58,706	1,692,494
Hovnanian Enterprises Inc., Class A(b)	35,453	388,919
KB Home	637,607	15,410,961
La-Z-Boy Inc.	251,996	8,313,348
Legacy Housing Corp.(a)(b)	35,631	424,009
Lifetime Brands Inc.	108,665	1,026,884
Lovesac Co. (The)(a)(b)	27,862	774,842
M/I Homes Inc.(b)	204,365	5,440,196
MDC Holdings Inc.	459,968	13,366,670
Meritage Homes Corp.(a)(b)	334,774	14,967,746
New Home Co. Inc. (The)(a)(b)	121,738	579,473
Sonos Inc.(a)(b)	76,936	791,671
Taylor Morrison Home Corp., Class A(a)(b)	919,678	16,324,285
TRI Pointe Group Inc.(a)(b)	1,253,652	15,846,161
Tupperware Brands Corp.	458,982	11,740,760
Universal Electronics Inc.(a)(b)	126,347	4,693,791
Vuzix Corp.(a)(b)	26,042	79,689
William Lyon Homes, Class A(a)(b)	250,698	3,853,228

		159,599,707

Household Products — 0.0%
Central Garden & Pet Co.(a)(b)	23,799	608,302

Security	Shares	Value

Household Products (continued)
Central Garden & Pet Co., Class A, NVS(b)	89,438	$2,079,434
Oil-Dri Corp. of America	46,707	1,454,456

		4,142,192

Independent Power and Renewable Electricity Producers — 0.7%
Atlantic Power Corp.(b)	1,007,162	2,538,048
Clearway Energy Inc., Class A	325,604	4,734,282
Clearway Energy Inc., Class C	693,414	10,477,486
Ormat Technologies Inc.	373,726	20,610,989
Pattern Energy Group Inc., Class A	760,260	16,725,720
TerraForm Power Inc., Class A	561,484	7,714,790

		62,801,315

Insurance — 3.8%
Ambac Financial Group Inc.(a)(b)	400,904	7,264,380
American Equity Investment Life Holding Co.	843,645	22,795,288
AMERISAFE Inc.	173,746	10,320,512
Argo Group International Holdings Ltd.	305,695	21,600,409
Citizens Inc./TX(a)(b)	456,818	3,046,976
CNO Financial Group Inc.	1,548,548	25,055,507
Crawford & Co., Class B	106,869	975,714
Donegal Group Inc., Class A	85,695	1,152,598
eHealth Inc.(b)	205,869	12,833,873
EMC Insurance Group Inc.	85,675	2,731,319
Employers Holdings Inc.	295,752	11,862,613
Enstar Group Ltd.(b)	113,643	19,773,882
FBL Financial Group Inc., Class A	93,167	5,843,434
FedNat Holding Co.	50,602	811,656
Genworth Financial Inc., Class A(a)(b)	4,735,707	18,137,758
Global Indemnity Ltd.	62,751	1,906,375
Goosehead Insurance Inc., Class A(a)	93,157	2,597,217
Greenlight Capital Re Ltd., Class A(a)(b)	271,852	2,955,031
Hallmark Financial Services Inc.(b)	119,202	1,239,701
HCI Group Inc.	67,467	2,882,865
Heritage Insurance Holdings Inc.	170,573	2,490,366
Horace Mann Educators Corp.	385,555	13,575,391
Independence Holding Co.	42,681	1,504,505
Investors Title Co.	10,571	1,669,161
James River Group Holdings Ltd.	126,508	5,070,441
Kemper Corp.	207,781	15,820,445
Kingstone Companies Inc.	63,848	941,119
Maiden Holdings Ltd.	607,294	451,037
MBIA Inc.(a)(b)	751,644	7,155,651
National General Holdings Corp.	241,595	5,733,049
National Western Life Group Inc., Class A	21,353	5,604,522
Navigators Group Inc. (The)	173,562	12,126,777
NI Holdings Inc.(b)	88,788	1,420,608
ProAssurance Corp.	496,896	17,197,571
Protective Insurance Corp., Class B	89,015	1,648,558
RLI Corp.	57,509	4,126,271
Safety Insurance Group Inc.	137,133	11,949,770
Selective Insurance Group Inc.	543,067	34,365,280
State Auto Financial Corp.	157,417	5,182,168
Stewart Information Services Corp.	208,345	8,894,248
Third Point Reinsurance Ltd.(b)	703,146	7,298,655
Tiptree Inc.(a)	246,291	1,559,022
United Fire Group Inc.	178,162	7,787,461
United Insurance Holdings Corp.	50,573	804,111

		350,163,295

Interactive Media & Services — 0.2%
Cars.com Inc.(a)(b)	650,229	14,825,221

S C H E D U L E S O F I N V E S T M E N T S	63

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Meet Group Inc. (The)(a)(b)	671,339	$3,376,835

		18,202,056

Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com Inc., Class A(b)	175,969	3,207,915
Gaia Inc.(a)(b)	38,400	351,360
Lands’ End Inc.(a)(b)	97,582	1,620,837
Leaf Group Ltd.(a)(b)	36,905	295,978
Liberty Expedia Holdings Inc., Class A(b)	477,845	20,451,766
Liquidity Services Inc.(b)	243,622	1,878,326

		27,806,182

IT Services — 1.7%
CACI International Inc., Class A(b)	230,410	41,939,228
Cardtronics PLC, Class A(a)(b)	73,227	2,605,417
CSG Systems International Inc.	54,379	2,300,232
EVERTEC Inc.	92,144	2,562,525
Evo Payments Inc., Class A(a)(b)	52,588	1,527,681
Exela Technologies Inc.(b)	96,051	320,810
Hackett Group Inc. (The)	20,319	321,040
I3 Verticals Inc., Class A(a)(b)	14,530	349,010
Information Services Group Inc.(b)	122,775	457,951
LiveRamp Holdings Inc.(b)	318,148	17,361,336
ManTech International Corp./VA, Class A	248,887	13,444,876
MoneyGram International Inc.(a)(b)	256,874	524,023
Perficient Inc.(a)(b)	186,551	5,109,632
Perspecta Inc.	1,335,671	27,007,268
Presidio Inc.(a)	381,944	5,652,771
Science Applications International Corp.	75,936	5,843,275
Sykes Enterprises Inc.(a)(b)	372,685	10,539,532
Travelport Worldwide Ltd.	953,989	15,006,247
Unisys Corp.(a)(b)	148,352	1,731,268

		154,604,122

Leisure Products — 0.3%
Acushnet Holdings Corp.(a)	324,806	7,516,011
American Outdoor Brands Corp.(b)	506,945	4,734,866
Callaway Golf Co.	291,315	4,640,648
Clarus Corp.	193,816	2,482,783
Escalade Inc.	99,847	1,115,291
Johnson Outdoors Inc., Class A	17,332	1,236,811
Nautilus Inc.(b)	26,237	145,878
Vista Outdoor Inc.(b)	534,815	4,283,868
YETI Holdings Inc.(a)(b)	68,175	2,062,294

		28,218,450

Life Sciences Tools & Services — 0.5%
Cambrex Corp.(a)(b)	178,201	6,923,109
Harvard Bioscience Inc.(a)(b)	319,936	1,378,924
Luminex Corp.	224,873	5,174,328
NanoString Technologies Inc.(b)	21,248	508,464
Syneos Health Inc.(a)(b)	534,783	27,680,368

		41,665,193

Machinery — 2.8%
Actuant Corp., Class A(a)	291,764	7,110,289
Alamo Group Inc.	12,342	1,233,459
Altra Industrial Motion Corp.	156,912	4,872,118
Astec Industries Inc.	111,861	4,223,871
Barnes Group Inc.	390,664	20,084,036
Blue Bird Corp.(b)	66,837	1,131,550
Briggs & Stratton Corp.	384,346	4,546,813
Chart Industries Inc.(a)(b)	163,953	14,841,026
CIRCOR International Inc.(b)	151,020	4,923,252

Security	Shares	Value

Machinery (continued)
Columbus McKinnon Corp./NY(a)	81,531	$2,800,590
Eastern Co. (The)	49,856	1,372,037
EnPro Industries Inc.	173,034	11,152,041
ESCO Technologies Inc.	239,628	16,062,265
Federal Signal Corp.	32,419	842,570
Franklin Electric Co. Inc.	22,701	1,159,794
FreightCar America Inc.(b)	109,171	672,493
Gencor Industries Inc.(a)(b)	69,735	861,925
Global Brass & Copper Holdings Inc.	15,702	540,777
Gorman-Rupp Co. (The)	130,085	4,415,085
Graham Corp.	84,384	1,656,458
Greenbrier Companies Inc. (The)	297,157	9,577,370
Hurco Companies Inc.	57,605	2,323,210
Hyster-Yale Materials Handling Inc.	96,529	6,019,548
Kennametal Inc.	294,971	10,840,184
LB Foster Co., Class A(b)	91,290	1,718,078
Lydall Inc.(b)	136,874	3,211,064
Manitex International Inc.(b)	31,352	239,843
Manitowoc Co. Inc. (The)(a)(b)	329,501	5,407,111
Milacron Holdings Corp.(a)(b)	578,180	6,544,998
Miller Industries Inc./TN	95,371	2,942,195
Mueller Water Products Inc., Class A	589,943	5,923,028
Navistar International Corp.(a)(b)	436,132	14,087,064
NN Inc.	399,152	2,989,649
Park-Ohio Holdings Corp.	83,896	2,716,552
REV Group Inc.	224,197	2,454,957
Rexnord Corp.(a)(b)	870,095	21,874,188
SPX Corp.(b)	73,540	2,558,457
SPX FLOW Inc.(b)	395,587	12,619,225
Standex International Corp.	25,731	1,888,655
Titan International Inc.	462,515	2,761,215
TriMas Corp.(b)	430,939	13,027,286
Twin Disc Inc.(b)	80,266	1,336,429
Wabash National Corp.	375,936	5,093,933
Watts Water Technologies Inc., Class A	112,530	9,094,675

		251,751,363

Marine — 0.2%
Costamare Inc.	469,342	2,440,578
Eagle Bulk Shipping Inc.(a)(b)	442,049	2,055,528
Genco Shipping & Trading Ltd.(a)(b)	89,285	666,066
Matson Inc.	216,499	7,813,449
Safe Bulkers Inc.(a)(b)	474,041	692,100
Scorpio Bulkers Inc.	511,874	1,965,596

		15,633,317

Media — 2.1%
Beasley Broadcast Group Inc., Class A	62,532	248,877
Boston Omaha Corp., Class A(a)(b)	46,174	1,151,580
Clear Channel Outdoor Holdings Inc., Class A(b)	346,222	1,852,288
Daily Journal Corp.(a)(b)	10,650	2,280,165
Emerald Expositions Events Inc.	234,661	2,980,195
Entercom Communications Corp., Class A	1,200,830	6,304,358
Entravision Communications Corp., Class A	508,787	1,648,470
EW Scripps Co. (The), Class A, NVS	421,773	8,857,233
Fluent Inc.(b)	309,616	1,740,042
Gannett Co. Inc.	1,065,618	11,231,614
Gray Television Inc.(b)	751,493	16,051,890
Hemisphere Media Group Inc.(a)(b)	82,963	1,169,778
Liberty Latin America Ltd., Class A(a)(b)	404,697	7,826,840
Liberty Latin America Ltd., Class C, NVS(a)(b)	1,070,867	20,828,363

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Meredith Corp.	371,330	$20,519,696
MSG Networks Inc., Class A(a)(b)	555,833	12,089,368
National CineMedia Inc.	717,449	5,058,015
New Media Investment Group Inc.	557,016	5,848,668
New York Times Co. (The), Class A	229,269	7,531,487
Saga Communications Inc., Class A	35,759	1,186,841
Scholastic Corp., NVS	267,131	10,621,129
Sinclair Broadcast Group Inc., Class A	337,709	12,995,042
TEGNA Inc.	2,035,425	28,699,492
WideOpenWest Inc.(a)(b)	280,334	2,551,039

		191,272,470

Metals & Mining — 1.9%
AK Steel Holding Corp.(a)(b)	2,963,265	8,148,980
Allegheny Technologies Inc.(a)(b)	1,177,729	30,114,531
Carpenter Technology Corp.	438,179	20,090,507
Century Aluminum Co.(a)(b)	436,125	3,872,790
Cleveland-Cliffs Inc.(a)	2,312,209	23,098,968
Coeur Mining Inc.(a)(b)	1,507,502	6,150,608
Commercial Metals Co.	1,093,708	18,680,533
Compass Minerals International Inc.	26,323	1,431,181
Ferroglobe PLC(b)(c)	532,035	5
Gold Resource Corp.	64,447	253,277
Haynes International Inc.	115,605	3,795,312
Hecla Mining Co.(a)	3,947,686	9,079,678
Kaiser Aluminum Corp.	73,019	7,647,280
Materion Corp.	188,077	10,731,674
Olympic Steel Inc.	85,719	1,360,361
Ramaco Resources Inc.(a)(b)	4,254	24,673
Schnitzer Steel Industries Inc., Class A	245,545	5,893,080
SunCoke Energy Inc.(b)	606,110	5,145,874
Synalloy Corp.	77,220	1,173,744
TimkenSteel Corp.(b)	375,322	4,075,997
Universal Stainless & Alloy Products Inc.(b)	76,964	1,275,293
Warrior Met Coal Inc.	403,425	12,264,120
Worthington Industries Inc.	32,714	1,220,886

		175,529,352

Mortgage Real Estate Investment — 2.4%
AG Mortgage Investment Trust Inc.	275,136	4,633,290
Anworth Mortgage Asset Corp.	923,136	3,729,469
Apollo Commercial Real Estate Finance Inc.	1,155,232	21,025,222
Arbor Realty Trust Inc.	687,418	8,915,812
Ares Commercial Real Estate Corp.	253,748	3,854,432
Arlington Asset Investment Corp., Class A	280,418	2,232,127
ARMOUR Residential REIT Inc.	483,252	9,437,912
Blackstone Mortgage Trust Inc., Class A	1,069,854	36,974,154
Capstead Mortgage Corp.	797,169	6,847,682
Cherry Hill Mortgage Investment Corp.	151,852	2,614,891
Colony Credit Real Estate Inc.	789,037	12,356,319
Dynex Capital Inc.	645,281	3,929,761
Exantas Capital Corp.	280,950	2,986,499
Granite Point Mortgage Trust Inc.	385,534	7,159,366
Great Ajax Corp.	147,002	2,019,808
Invesco Mortgage Capital Inc.	1,208,850	19,099,830
KKR Real Estate Finance Trust Inc.	203,877	4,081,618
Ladder Capital Corp.	866,854	14,753,855
New York Mortgage Trust Inc.	1,598,147	9,732,715
Orchid Island Capital Inc.	459,304	3,022,220
PennyMac Mortgage Investment Trust(d)	563,887	11,678,100
Ready Capital Corp.	277,004	4,063,649

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Redwood Trust Inc.	898,047	$14,503,459
TPG RE Finance Trust Inc.	329,853	6,465,119
Western Asset Mortgage Capital Corp.	445,743	4,559,951

		220,677,260

Multi-Utilities — 1.1%
Avista Corp.	614,987	24,980,772
Black Hills Corp.	502,237	37,200,695
NorthWestern Corp.	473,774	33,358,427
Unitil Corp.	137,307	7,437,920

		102,977,814

Multiline Retail — 0.3%
Big Lots Inc.	287,403	10,927,062
Dillard’s Inc., Class A(a)	104,318	7,512,983
JC Penney Co. Inc.(a)(b)	2,948,037	4,392,575

		22,832,620

Oil, Gas & Consumable Fuels — 3.6%
Abraxas Petroleum Corp.(a)(b)	110,436	138,045
Adams Resources & Energy Inc.	19,775	772,411
Alta Mesa Resources Inc., Class A(a)(b)	930,145	246,860
Approach Resources Inc.(a)(b)	411,789	145,650
Arch Coal Inc., Class A	164,324	14,997,851
Ardmore Shipping Corp.(b)	307,911	1,896,732
Berry Petroleum Corp.	304,541	3,514,403
Bonanza Creek Energy Inc.(b)	175,811	3,989,152
California Resources Corp.(a)(b)	424,062	10,902,634
Callon Petroleum Co.(a)(b)	2,145,448	16,198,132
Cimarex Energy Co.	695	48,581
Clean Energy Fuels Corp.(a)(b)	1,286,763	3,976,098
CONSOL Energy Inc.(b)	149,139	5,103,537
CVR Energy Inc.	9,331	384,437
Delek U.S. Holdings Inc.	58,422	2,127,729
Denbury Resources Inc.(b)	2,320,283	4,756,580
DHT Holdings Inc.	858,835	3,830,404
Dorian LPG Ltd.(a)(b)	255,418	1,639,784
Earthstone Energy Inc., Class A(a)(b)	176,821	1,251,893
Energy Fuels Inc./Canada(a)(b)	790,026	2,630,787
EP Energy Corp., Class A(a)(b)	369,728	96,129
Frontline Ltd./Bermuda(a)(b)	715,696	4,623,396
GasLog Ltd.	380,780	6,648,419
Golar LNG Ltd.	887,924	18,726,317
Goodrich Petroleum Corp.(b)	29,325	398,820
Green Plains Inc.	367,841	6,135,588
Gulfport Energy Corp.(a)(b)	1,640,530	13,157,051
Halcon Resources Corp.(a)(b)	1,231,256	1,662,196
Hallador Energy Co.	156,192	821,570
HighPoint Resources Corp.(a)(b)	1,035,098	2,287,567
International Seaways Inc.(b)	202,615	3,472,821
Isramco Inc.(b)	5,719	646,247
Laredo Petroleum Inc.(a)(b)	1,016,784	3,141,863
Matador Resources Co.(b)	81,230	1,570,176
Midstates Petroleum Co. Inc.(b)	139,702	1,364,889
Montage Resources Corp.(a)(b)	29,037	436,716
NACCO Industries Inc., Class A	36,576	1,397,935
Nordic American Tankers Ltd.	1,296,352	2,618,631
Northern Oil and Gas Inc.(b)	1,372,949	3,761,880
Oasis Petroleum Inc.(a)(b)	2,533,977	15,305,221
Overseas Shipholding Group Inc., Series A(b)	564,656	1,293,062
Panhandle Oil and Gas Inc., Class A	69,051	1,084,101
Par Pacific Holdings Inc.(a)(b)	286,009	5,093,820

S C H E D U L E S O F I N V E S T M E N T S	65

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PDC Energy Inc.(a)(b)	622,389	$25,318,785
Peabody Energy Corp.	734,777	20,816,232
PetroCorp Inc. Escrow(b)(c)	19,086	—
Renewable Energy Group Inc.(a)(b)	317,994	6,983,148
REX American Resources Corp.(a)(b)	52,043	4,195,186
Ring Energy Inc.(a)(b)	25,984	152,526
SandRidge Energy Inc.(a)(b)	283,742	2,275,611
Scorpio Tankers Inc.	427,936	8,490,250
SemGroup Corp., Class A	742,506	10,944,538
Ship Finance International Ltd.	765,680	9,448,491
SilverBow Resources Inc.(a)(b)	65,947	1,516,781
Southwestern Energy Co.(a)(b)	5,532,074	25,945,427
Talos Energy Inc.(a)(b)	190,515	5,060,078
Teekay Corp.(a)	649,384	2,545,585
Teekay Tankers Ltd., Class A	1,783,576	1,730,247
Ultra Petroleum Corp.(a)(b)	1,499,679	914,804
W&T Offshore Inc.(a)(b)	872,012	6,016,883
World Fuel Services Corp.	629,477	18,185,591

		324,836,278

Paper & Forest Products — 0.6%
Boise Cascade Co.	21,678	580,103
Clearwater Paper Corp.(a)(b)	150,677	2,935,188
Louisiana-Pacific Corp.	1,133,821	27,642,556
Neenah Inc.	27,421	1,764,816
PH Glatfelter Co.	405,849	5,730,588
Schweitzer-Mauduit International Inc.	235,446	9,116,469
Verso Corp., Class A(a)(b)	299,701	6,419,595

		54,189,315

Personal Products — 0.3%
Edgewell Personal Care Co.(b)	506,850	22,245,646
Inter Parfums Inc.	12,080	916,510
Natural Health Trends Corp.	4,328	56,091
Nature’s Sunshine Products Inc.(b)	81,846	760,349
Revlon Inc., Class A(a)(b)	10,325	200,099

		24,178,695

Pharmaceuticals — 0.8%
Aclaris Therapeutics Inc.(a)(b)	54,832	328,444
Akorn Inc.(b)	753,060	2,650,771
Amphastar Pharmaceuticals Inc.(a)(b)	203,888	4,165,432
Aquestive Therapeutics Inc.(a)(b)	11,924	82,395
Aratana Therapeutics Inc.(a)(b)	220,179	792,644
Arvinas Holding Co. LLC(a)(b)	11,909	175,777
Assertio Therapeutics Inc.(a)(b)	78,350	397,235
Cymabay Therapeutics Inc.(b)	128,457	1,705,909
Endo International PLC(b)	1,970,767	15,825,259
Intra-Cellular Therapies Inc.(a)(b)	212,152	2,584,011
Lannett Co. Inc.(a)(b)	285,913	2,250,135
Liquidia Technologies Inc.(a)(b)	11,139	126,762
Mallinckrodt PLC(a)(b)	773,869	16,823,912
Medicines Co. (The)(a)(b)	46,370	1,296,041
Melinta Therapeutics Inc.(a)(b)	63,710	226,171
Menlo Therapeutics Inc.(a)(b)	88,270	692,919
Neos Therapeutics Inc.(a)(b)	23,452	61,210
Osmotica Pharmaceuticals PLC(a)(b)	22,416	80,698
Phibro Animal Health Corp., Class A	10,177	335,841
Prestige Consumer Healthcare Inc.(a)(b)	488,773	14,619,200
resTORbio Inc.(a)(b)	65,197	444,644
scPharmaceuticals Inc.(a)(b)	68,383	205,149
Tetraphase Pharmaceuticals Inc.(a)(b)	492,094	659,406

Security	Shares	Value

Pharmaceuticals (continued)
Tricida Inc.(a)(b)	27,915	$1,078,077
Verrica Pharmaceuticals Inc.(a)(b)	8,832	95,474
Xeris Pharmaceuticals Inc.(a)(b)	31,887	320,145
Zogenix Inc.(a)(b)	99,287	5,461,778

		73,485,439

Professional Services — 1.0%
Acacia Research Corp.(a)(b)	356,709	1,162,871
CBIZ Inc.(b)	486,740	9,851,618
CRA International Inc.	52,981	2,677,660
FTI Consulting Inc.(a)(b)	356,594	27,393,551
GP Strategies Corp.(a)(b)	115,107	1,398,550
Huron Consulting Group Inc.(b)	206,541	9,752,866
ICF International Inc.	150,529	11,452,246
InnerWorkings Inc.(a)(b)	383,731	1,389,106
Kelly Services Inc., Class A, NVS	294,083	6,487,471
Mistras Group Inc.(a)(b)	36,486	503,872
Navigant Consulting Inc.	395,911	7,708,387
Resources Connection Inc.	188,421	3,116,483
TrueBlue Inc.(b)	356,946	8,438,204
Upwork Inc.(a)(b)	19,912	381,116

		91,714,001

Real Estate Management & Development — 0.4%
Altisource Portfolio Solutions SA(a)(b)	86,128	2,038,650
American Realty Investors Inc.(b)	17,494	211,677
Consolidated-Tomoka Land Co.(a)	25,067	1,480,206
Cushman & Wakefield PLC(a)(b)	151,676	2,699,833
Forestar Group Inc.(a)(b)	102,965	1,780,265
FRP Holdings Inc.(a)(b)	56,750	2,699,597
Griffin Industrial Realty Inc.	8,163	284,480
Kennedy-Wilson Holdings Inc.	575,912	12,318,758
RE/MAX Holdings Inc., Class A	168,072	6,477,495
St. Joe Co. (The)(a)(b)	323,621	5,336,510
Stratus Properties Inc.(b)	53,682	1,417,742
Tejon Ranch Co.(a)(b)	201,391	3,544,482
Transcontinental Realty Investors Inc.(b)	16,191	505,807

		40,795,502

Road & Rail — 0.4%
ArcBest Corp.	210,517	6,481,818
Covenant Transportation Group Inc., Class A(a)(b)	117,908	2,237,894
Daseke Inc.(a)(b)	375,066	1,909,086
Hertz Global Holdings Inc.(a)(b)	514,259	8,932,679
Marten Transport Ltd.	201,738	3,596,988
PAM Transportation Services Inc.(b)	6,024	294,815
U.S. Xpress Enterprises Inc., Class A(a)(b)	83,494	551,895
USA Truck Inc.(a)(b)	6,548	94,553
Werner Enterprises Inc.	243,364	8,310,881
YRC Worldwide Inc.(a)(b)	252,856	1,691,607

		34,102,216

Semiconductors & Semiconductor Equipment — 2.1%
Alpha & Omega Semiconductor Ltd.(a)(b)	183,321	2,110,025
Ambarella Inc.(a)(b)	173,086	7,477,315
Amkor Technology Inc.(a)(b)	953,685	8,144,470
Axcelis Technologies Inc.(b)	302,112	6,078,493
AXT Inc.(a)(b)	347,783	1,547,634
CEVA Inc.(b)	17,234	464,629
Cirrus Logic Inc.(b)	529,156	22,261,593
Cohu Inc.	237,769	3,507,093
Cree Inc.(a)(b)	970,435	55,528,291
Diodes Inc.(a)(b)	283,884	9,850,775

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
FormFactor Inc.(a)(b)	637,611	$10,259,161
Kopin Corp.(a)(b)	62,225	83,382
MACOM Technology Solutions Holdings Inc.(a)(b)	427,692	7,146,733
NeoPhotonics Corp.(a)(b)	327,674	2,061,069
NVE Corp.	2,942	287,992
PDF Solutions Inc.(a)(b)	240,081	2,965,000
Photronics Inc.(a)(b)	610,717	5,771,276
Rambus Inc.(a)(b)	999,710	10,446,970
Semtech Corp.(a)(b)	50,108	2,550,998
SunPower Corp.(a)(b)	385,748	2,511,219
Synaptics Inc.(a)(b)	293,501	11,666,665
Ultra Clean Holdings Inc.(a)(b)	363,980	3,767,193
Veeco Instruments Inc.(a)(b)	449,379	4,871,268
Xperi Corp.	357,677	8,369,642

		189,728,886

Software — 1.0%
ACI Worldwide Inc.(a)(b)	59,392	1,952,215
Agilysys Inc.(a)(b)	75,224	1,592,492
American Software Inc./GA, Class A	112,255	1,341,447
Anaplan Inc.(b)	28,411	1,118,257
Avalara Inc.(b)	44,449	2,479,810
Avaya Holdings Corp.(a)(b)	984,743	16,573,225
ChannelAdvisor Corp.(b)	19,134	233,052
Digimarc Corp.(a)(b)	4,375	137,288
Domo Inc., Class B(a)(b)	26,918	1,085,603
eGain Corp.(b)	23,449	245,042
Fusion Connect Inc.(a)(b)	175,020	229,276
MicroStrategy Inc., Class A(b)	81,058	11,692,616
Monotype Imaging Holdings Inc.	208,513	4,147,324
SecureWorks Corp., Class A(a)(b)	72,962	1,342,501
SVMK Inc.(b)	27,955	509,061
Telaria Inc.(a)(b)	265,657	1,684,265
Telenav Inc.(a)(b)	145,691	884,344
Tenable Holdings Inc.(a)(b)	47,844	1,514,741
TiVo Corp.	1,133,917	10,568,106
Verint Systems Inc.(a)(b)	606,895	36,328,735

		95,659,400

Specialty Retail — 3.1%
Aaron’s Inc.	649,627	34,170,380
Abercrombie & Fitch Co., Class A	620,589	17,010,344
American Eagle Outfitters Inc.	149,746	3,319,869
America’s Car-Mart Inc./TX(a)(b)	36,111	3,298,379
Ascena Retail Group Inc.(a)(b)	1,634,844	1,765,632
Barnes & Noble Education Inc.(a)(b)	362,529	1,522,622
Barnes & Noble Inc.	557,837	3,029,055
Bed Bath & Beyond Inc.	1,237,844	21,030,970
Big 5 Sporting Goods Corp.(a)	178,429	567,404
Buckle Inc. (The)	215,247	4,029,424
Caleres Inc.	395,788	9,772,006
Cato Corp. (The), Class A	206,442	3,092,501
Chico’s FAS Inc.	1,170,636	4,998,616
Citi Trends Inc.	111,344	2,150,053
Conn’s Inc.(a)(b)	95,557	2,184,433
Container Store Group Inc. (The)(a)(b)	158,784	1,397,299
Designer Brand Inc.	645,070	14,333,455
Express Inc.(a)(b)	628,085	2,688,204
Francesca’s Holdings Corp.(a)(b)	318,453	215,402
GameStop Corp., Class A	942,808	9,578,929
Genesco Inc.(a)(b)	184,695	8,412,857

Security	Shares	Value

Specialty Retail (continued)
GNC Holdings Inc., Class A(b)	775,250	$2,116,432
Group 1 Automotive Inc.	173,839	11,247,383
Guess? Inc.	538,434	10,553,306
Haverty Furniture Companies Inc.	172,652	3,777,626
Hibbett Sports Inc.(a)(b)	171,414	3,909,953
J. Jill Inc.(a)	154,061	845,795
Kirkland’s Inc.(a)(b)	105,841	744,062
Lithia Motors Inc., Class A	80,547	7,470,734
Lumber Liquidators Holdings Inc.(a)(b)	56,364	569,276
MarineMax Inc.(b)	88,067	1,687,364
Murphy USA Inc.(a)(b)	231,031	19,780,874
Office Depot Inc.	5,117,263	18,575,665
Party City Holdco Inc.(a)(b)	497,757	3,952,191
Pier 1 Imports Inc.(a)(b)	793,242	605,640
Rent-A-Center Inc./TX(a)(b)	414,318	8,646,817
RTW RetailWinds Inc.(a)(b)	103,660	248,784
Sally Beauty Holdings Inc.(a)(b)	832,898	15,333,652
Shoe Carnival Inc.	95,074	3,235,368
Signet Jewelers Ltd.	487,099	13,229,609
Sonic Automotive Inc., Class A	225,861	3,345,001
Tile Shop Holdings Inc.	179,198	1,014,261
Tilly’s Inc., Class A	160,443	1,785,731
Zumiez Inc.(a)(b)	123,682	3,078,445

		284,321,803

Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.(a)(b)	969,379	10,430,518
Avid Technology Inc.(a)(b)	77,101	574,402
Cray Inc.(b)	314,658	8,196,841
Diebold Nixdorf Inc.	713,021	7,893,143
Electronics For Imaging Inc.(b)	412,941	11,108,113
Stratasys Ltd.(a)(b)	476,681	11,354,541

		49,557,558

Textiles, Apparel & Luxury Goods — 0.3%
Culp Inc.	103,365	1,987,709
Fossil Group Inc.(a)(b)	333,807	4,579,832
G-III Apparel Group Ltd.(a)(b)	291,201	11,636,392
Movado Group Inc.	138,264	5,030,044
Rocky Brands Inc.	62,475	1,496,901
Unifi Inc.(a)(b)	147,614	2,856,331
Vera Bradley Inc.(a)(b)	209,642	2,777,757

		30,364,966

Thrifts & Mortgage Finance — 3.8%
Bank7 Corp.(b)	27,447	476,754
Bridgewater Bancshares Inc.(a)(b)	214,464	2,211,124
Capitol Federal Financial Inc.	1,232,968	16,460,123
Columbia Financial Inc.(a)(b)	467,434	7,324,691
Dime Community Bancshares Inc.	294,659	5,518,963
Entegra Financial Corp.(b)	55,959	1,256,280
ESSA Bancorp. Inc.	89,121	1,372,463
Essent Group Ltd.(b)	443,626	19,275,550
Federal Agricultural Mortgage Corp., Class C, NVS	58,849	4,262,433
First Defiance Financial Corp.	187,685	5,394,067
Flagstar Bancorp. Inc.	280,783	9,243,376
FS Bancorp. Inc.	17,714	894,203
Greene County Bancorp. Inc.	8,190	248,648
Hingham Institution for Savings	6,462	1,111,529
Home Bancorp. Inc.	74,363	2,472,570
HomeStreet Inc.(b)	234,394	6,176,282
Impac Mortgage Holdings Inc.(b)	93,113	365,003

S C H E D U L E S O F I N V E S T M E N T S	67

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Kearny Financial Corp./MD	568,344	$7,314,587
Luther Burbank Corp.	186,936	1,888,054
Merchants Bancorp/IN	104,744	2,251,996
Meridian Bancorp. Inc.	384,594	6,034,280
MGIC Investment Corp.(a)(b)	3,333,390	43,967,414
Mr Cooper Group Inc.(a)(b)	696,927	6,683,530
NMI Holdings Inc., Class A(a)(b)	99,765	2,580,921
Northfield Bancorp. Inc.	404,568	5,623,495
Northwest Bancshares Inc.	897,662	15,233,324
OceanFirst Financial Corp.	450,132	10,830,176
Oconee Federal Financial Corp.	14,828	385,676
Ocwen Financial Corp.(a)(b)	1,088,062	1,980,273
OP Bancorp(a)	112,771	986,746
Oritani Financial Corp.	368,254	6,124,064
PCSB Financial Corp.(a)	136,787	2,676,922
PennyMac Financial Services Inc.(d)	93,191	2,072,567
Ponce de Leon Federal Bank(a)(b)	82,505	1,150,945
Provident Bancorp. Inc.(a)(b)	37,454	848,333
Provident Financial Services Inc.	576,141	14,916,290
Prudential Bancorp. Inc.	81,194	1,408,716
Radian Group Inc.	2,029,895	42,100,022
Riverview Bancorp. Inc.	193,885	1,417,299
SI Financial Group Inc.	105,510	1,362,134
Southern Missouri Bancorp. Inc.	63,654	1,960,543
Sterling Bancorp Inc./MI	71,456	724,564
Territorial Bancorp. Inc.	72,231	1,943,736
Timberland Bancorp. Inc./WA	68,899	1,927,794
TrustCo Bank Corp. NY	877,149	6,806,676
United Community Financial Corp./OH	454,810	4,252,474
United Financial Bancorp. Inc.	476,723	6,840,975
Walker & Dunlop Inc.	228,157	11,615,473
Washington Federal Inc.	757,837	21,893,911
Waterstone Financial Inc.	213,140	3,508,284
Western New England Bancorp Inc.	244,666	2,258,267
WSFS Financial Corp.	406,710	15,699,006

		343,333,526

Tobacco — 0.2%
Pyxus International Inc.(a)(b)	77,535	1,852,311
Universal Corp./VA	232,060	13,373,618
Vector Group Ltd.	539,071	5,816,576

		21,042,505

Trading Companies & Distributors — 1.3%
Aircastle Ltd.	511,089	10,344,441
Beacon Roofing Supply Inc.(a)(b)	164,116	5,277,971
BMC Stock Holdings Inc.(a)(b)	597,721	10,561,730
CAI International Inc.(a)(b)	90,836	2,107,395
DXP Enterprises Inc./TX(b)	35,827	1,394,387
Foundation Building Materials Inc.(a)(b)	96,536	949,914
GATX Corp.	352,789	26,942,496
General Finance Corp.(a)(b)	56,550	527,612
GMS Inc.(a)(b)	20,107	304,018
H&E Equipment Services Inc.	66,875	1,679,231
Lawson Products Inc./DE(a)(b)	48,322	1,515,378
MRC Global Inc.(a)(b)	366,203	6,401,228
NOW Inc.(a)(b)	1,011,911	14,126,278
Rush Enterprises Inc., Class A	150,550	6,294,496
Rush Enterprises Inc., Class B	22,993	954,899
Systemax Inc.	27,802	629,437
Textainer Group Holdings Ltd.(a)(b)	253,460	2,445,889

Security	Shares	Value

Trading Companies & Distributors (continued)
Titan Machinery Inc.(a)(b)	177,655	$2,764,312
Triton International Ltd.	485,665	15,104,181
Veritiv Corp.(b)	108,205	2,847,956
Willis Lease Finance Corp.(a)(b)	26,323	1,115,832

		114,289,081

Water Utilities — 0.6%
American States Water Co.	109,912	7,836,726
AquaVenture Holdings Ltd.(a)(b)	101,947	1,972,674
Artesian Resources Corp., Class A, NVS	73,410	2,735,991
Cadiz Inc.(a)(b)	211,729	2,049,537
California Water Service Group	413,307	22,434,304
Connecticut Water Service Inc.	113,258	7,775,162
Consolidated Water Co. Ltd.	137,196	1,765,712
Middlesex Water Co.	21,946	1,228,756
Pure Cycle Corp.(a)(b)	76,131	750,652
SJW Group	77,850	4,806,459
York Water Co. (The)	13,014	446,640

		53,802,613

Wireless Telecommunication Services — 0.0%
NII Holdings Inc.(a)(b)	832,224	1,631,159
Spok Holdings Inc.	170,952	2,328,366

		3,959,525

Total Common Stocks — 99.7% (Cost: $9,689,407,920)		9,078,897,863

Short-Term Investments

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(d)(e)(f)	594,250,515	594,488,215
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(e)	11,332,537	11,332,537

		605,820,752

Total Short-Term Investments — 6.6% (Cost: $605,597,259)		605,820,752

Total Investments in Securities — 106.3% (Cost: $10,295,005,179)		9,684,718,615

Other Assets, Less Liabilities — (6.3)%		(576,779,740)

Net Assets — 100.0%		$9,107,938,875

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

See notes to financial statements.

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Air Industries Group(a)(b)	49,519	$58,928
Arotech Corp.(a)(b)	55,666	163,101
CPI Aerostructures Inc.(a)(b)	25,608	166,452
Ducommun Inc.(a)	25,633	1,115,548
Innovative Solutions & Support Inc.(a)(b)	33,745	101,572
KeyW Holding Corp. (The)(a)(b)	114,996	991,266
National Presto Industries Inc.	11,763	1,276,874
SIFCO Industries Inc.(a)	8,679	23,954
Vectrus Inc.(a)	26,607	707,480
Virtra Inc.(a)(b)	16,864	67,119

		4,672,294

Air Freight & Logistics — 0.3%
Echo Global Logistics Inc.(a)(b)	66,370	1,644,648
Radiant Logistics Inc.(a)	91,493	576,406

		2,221,054

Airlines — 0.0%
Mesa Air Group Inc.(a)	26,360	219,842

Auto Components — 0.7%
Horizon Global Corp.(a)(b)	58,382	113,261
Modine Manufacturing Co.(a)	117,726	1,632,860
Motorcar Parts of America Inc.(a)(b)	44,312	836,167
Shiloh Industries Inc.(a)(b)	34,902	191,961
Stoneridge Inc.(a)	65,274	1,883,808
Strattec Security Corp.	8,461	248,584
Superior Industries International Inc.	58,533	278,617
Sypris Solutions Inc.(a)(b)	31,160	34,588
Tower International Inc.	46,811	984,435
Unique Fabricating Inc.	18,528	83,191
UQM Technologies Inc.(a)(b)	130,894	215,975
Workhorse Group Inc.(a)(b)	106,018	65,201

		6,568,648

Automobiles — 0.0%
Arcimoto Inc.(a)(b)	15,032	72,154

Banks — 13.8%
1st Constitution Bancorp.	20,796	369,545
ACNB Corp.	16,801	621,637
Allegiance Bancshares Inc.(a)	30,355	1,023,571
Amalgamated Bank, Class A	28,906	452,379
American National Bankshares Inc.	23,682	826,975
American River Bankshares	20,425	265,525
AmeriServ Financial Inc.	72,046	289,625
Ames National Corp.	22,511	617,027
Arrow Financial Corp.	31,762	1,044,652
Atlantic Capital Bancshares Inc.(a)	62,198	1,108,990
Bancorp. Inc. (The)(a)(b)	123,538	998,187
Bank of Commerce Holdings	45,333	478,263
Bank of Marin Bancorp.	34,042	1,385,169
Bank of Princeton (The)(b)	15,650	496,574
BankFinancial Corp.	34,369	511,067
Bankwell Financial Group Inc.	17,860	521,155
Bar Harbor Bankshares	38,164	987,303
Baycom Corp.(a)(b)	26,354	596,655
BCB Bancorp. Inc.	36,184	484,866
Bridge Bancorp. Inc.	42,015	1,231,039
Bryn Mawr Bank Corp.	50,386	1,820,446
Business First Bancshares Inc.	26,044	639,120

Security	Shares	Value

Banks (continued)
Byline Bancorp Inc.(a)	41,013	$757,920
C&F Financial Corp.	8,415	425,799
Cambridge Bancorp.	9,168	759,569
Camden National Corp.	39,870	1,663,376
Capital Bancorp Inc/MD(a)	16,438	191,010
Capital City Bank Group Inc.	30,175	657,211
Capstar Financial Holdings Inc.	22,709	327,918
Carolina Financial Corp.(b)	52,570	1,818,396
CBTX Inc.	44,362	1,440,434
Central Valley Community Bancorp.	30,589	598,015
Century Bancorp. Inc./MA, Class A, NVS	7,534	549,982
Chemung Financial Corp.	8,817	413,782
Citizens & Northern Corp.	34,220	856,869
Citizens Holding Co.	3,701	83,458
Civista Bancshares Inc.	35,774	780,946
CNB Financial Corp./PA	38,668	977,140
Coastal Financial Corp/WA(a)	17,689	300,536
Codorus Valley Bancorp. Inc.	23,484	501,383
Community Bankers Trust Corp.	61,768	452,142
Community First Bancshares Inc./GA(a)(b)	14,262	146,185
Community Trust Bancorp. Inc.	39,723	1,631,026
ConnectOne Bancorp. Inc.	73,970	1,457,209
Customers Bancorp. Inc.(a)	69,040	1,264,122
Enterprise Bancorp. Inc./MA	23,548	676,534
Equity Bancshares Inc., Class A(a)	32,787	944,266
Esquire Financial Holdings Inc.(a)(b)	15,825	360,177
Evans Bancorp. Inc.	13,264	472,862
Farmers & Merchants Bancorp. Inc./Archbold OH	21,002	632,160
Farmers National Banc Corp.	65,926	909,120
Fidelity Southern Corp.	52,497	1,437,893
Financial Institutions Inc.	41,418	1,125,741
First Bancorp. Inc./ME	27,619	688,265
First Bancshares Inc. (The)	32,843	1,014,849
First Bank/Hamilton NJ	42,841	493,957
First Business Financial Services Inc.	21,743	435,295
First Choice Bancorp.	21,626	464,959
First Community Bankshares Inc.	39,507	1,309,262
First Community Corp./SC	20,476	390,477
First Financial Corp./IN	29,142	1,223,964
First Financial Northwest Inc.	22,574	355,540
First Foundation Inc.	92,794	1,259,215
First Internet Bancorp.	23,612	456,420
First Mid-Illinois Bancshares Inc.	32,506	1,083,100
First Northwest Bancorp.	27,030	420,857
First of Long Island Corp. (The)	59,821	1,311,875
First U.S. Bancshares Inc.	18,213	182,130
First United Corp.	18,401	317,601
First Western Financial Inc.(a)(b)	15,409	202,012
Flushing Financial Corp.	66,359	1,455,253
FNCB Bancorp Inc.(b)	16,971	130,677
Franklin Financial Network Inc.(b)	31,701	919,646
FVCBankcorp Inc.(a)(b)	7,504	126,893
German American Bancorp. Inc.	56,962	1,674,683
Great Southern Bancorp. Inc.	29,029	1,506,605
Guaranty Bancshares Inc./TX	20,147	588,695
Hanmi Financial Corp.	74,137	1,576,894
HarborOne Bancorp Inc.(a)(b)	38,492	662,062
Heritage Commerce Corp.	99,102	1,199,134
Heritage Financial Corp./WA	90,218	2,719,171
HomeTrust Bancshares Inc.	43,220	1,089,144

S C H E D U L E S O F I N V E S T M E N T S	1

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Horizon Bancorp Inc./IN	93,034	$1,496,917
Howard Bancorp. Inc.(a)(b)	33,037	489,278
Independent Bank Corp./MI	51,023	1,096,994
Investar Holding Corp.	23,361	530,528
Lakeland Bancorp. Inc.	116,534	1,739,853
LCNB Corp.	24,542	420,895
Level One Bancorp. Inc.	12,988	302,101
Limestone Bancorp. Inc.(a)(b)	10,372	154,958
Macatawa Bank Corp.	71,627	711,972
Mackinac Financial Corp.	19,543	307,607
Mercantile Bank Corp.	41,370	1,353,626
Meridian Corp.(a)(b)	4,115	74,235
Metropolitan Bank Holding Corp.(a)	16,194	563,389
Midland States Bancorp. Inc.	52,518	1,263,583
MidSouth Bancorp. Inc.(b)	39,307	448,493
MidWestOne Financial Group Inc.	28,133	766,624
MutualFirst Financial Inc.	16,178	484,855
MVB Financial Corp.	21,301	324,840
National Bankshares Inc.	16,931	725,493
Nicolet Bankshares Inc.(a)(b)	20,113	1,198,735
Northeast Bancorp.	18,492	382,415
Northrim BanCorp. Inc.	17,418	599,528
Norwood Financial Corp.	14,497	447,087
OFG Bancorp.	103,192	2,042,170
Ohio Valley Banc Corp.	10,153	367,031
Old Line Bancshares Inc.	37,215	927,770
Old Second Bancorp. Inc.	77,839	979,993
Origin Bancorp Inc.(b)	42,026	1,430,985
Orrstown Financial Services Inc.	19,881	369,588
Pacific City Financial Corp.	30,741	536,430
Pacific Mercantile Bancorp.(a)	47,266	360,167
Parke Bancorp. Inc.	18,588	388,303
Peapack Gladstone Financial Corp.	46,740	1,225,523
Penns Woods Bancorp. Inc.	11,904	489,254
Peoples Bancorp. Inc./OH	46,360	1,435,769
Peoples Financial Services Corp.	17,128	774,871
People’s Utah Bancorp.	38,903	1,025,872
Preferred Bank/Los Angeles CA	33,344	1,499,480
Premier Financial Bancorp. Inc.	30,173	474,018
QCR Holdings Inc.	34,277	1,162,676
RBB Bancorp.	33,905	637,414
Reliant Bancorp Inc.	25,418	567,330
Republic Bancorp. Inc./KY, Class A	24,542	1,097,518
Republic First Bancorp. Inc.(a)(b)	110,271	578,923
SB One Bancorp.	21,210	460,681
Select Bancorp. Inc.(a)(b)	41,248	468,990
Shore Bancshares Inc.	29,917	446,062
Sierra Bancorp.	38,813	943,156
SmartFinancial Inc.(a)(b)	29,355	555,103
Southern First Bancshares Inc.(a)	19,383	656,502
Southern National Bancorp. of Virginia Inc.	56,772	831,710
Spirit of Texas Bancshares Inc.(a)(b)	24,241	513,909
Stock Yards Bancorp. Inc.	52,013	1,758,560
Summit Financial Group Inc.	28,289	749,941
TriCo Bancshares	63,666	2,501,437
TriState Capital Holdings Inc.(a)(b)	61,483	1,256,098
Triumph Bancorp. Inc.(a)	59,197	1,739,800
Two River Bancorp.	23,254	368,576
United Security Bancshares/Fresno CA	36,593	387,886
Unity Bancorp. Inc.	23,941	452,006

Security	Shares	Value

Banks (continued)
Univest Financial Corp.	73,030	$1,786,314
Veritex Holdings Inc.	105,304	2,550,463
Washington Trust Bancorp. Inc.	37,458	1,803,603
West Bancorp. Inc.	40,355	834,541

		121,962,015

Beverages — 0.3%
Castle Brands Inc.(a)(b)	223,030	155,340
Celsius Holdings Inc.(a)(b)	59,636	254,049
Craft Brew Alliance Inc.(a)(b)	31,391	438,846
Eastside Distilling Inc.(a)(b)	16,307	94,744
New Age Beverages Corp.(a)(b)	136,825	719,700
Primo Water Corp.(a)(b)	80,134	1,238,872
Reed’s Inc.(a)(b)	33,125	95,731

		2,997,282

Biotechnology — 13.0%
Abeona Therapeutics Inc.(a)(b)	74,788	550,440
Achaogen Inc.(a)(b)	74,224	33,868
Achillion Pharmaceuticals Inc.(a)(b)	323,603	957,865
Adamas Pharmaceuticals Inc.(a)(b)	52,754	375,081
ADMA Biologics Inc.(a)(b)	46,261	175,329
Advaxis Inc.(b)	10,142	59,939
Adverum Biotechnologies Inc.(a)	130,250	682,510
Aeglea BioTherapeutics Inc.(a)(b)	46,241	372,240
Aevi Genomic Medicine Inc.(a)	90,901	17,817
Agenus Inc.(a)(b)	218,409	648,675
AgeX Therapeutics Inc.(a)(b)	22,042	89,270
Aileron Therapeutics Inc.(a)(b)	14,684	28,634
Akebia Therapeutics Inc.(a)(b)	202,525	1,658,680
Albireo Pharma Inc.(a)(b)	21,997	708,523
Aldeyra Therapeutics Inc.(a)	49,867	450,299
Allena Pharmaceuticals Inc.(a)(b)	28,331	198,884
Alpine Immune Sciences Inc.(a)	11,586	79,480
Anavex Life Sciences Corp.(a)(b)	101,225	308,736
Anika Therapeutics Inc.(a)(b)	33,253	1,005,571
Anixa Biosciences Inc.(a)(b)	40,831	184,556
Applied Genetic Technologies Corp./DE(a)	36,344	152,281
Aptevo Therapeutics Inc.(a)	46,232	41,609
Aptinyx Inc.(a)(b)	34,731	140,661
AquaBounty Technologies Inc.(a)(b)	9,657	21,149
Aravive Inc.(a)	14,491	102,017
Arbutus Biopharma Corp.(a)(b)	82,659	295,919
Arcturus Therapeutics Ltd.(a)(b)	17,703	120,911
Arcus Biosciences Inc.(a)(b)	74,952	936,150
Ardelyx Inc.(a)	103,403	289,528
ArQule Inc.(a)(b)	257,656	1,234,172
Arrowhead Pharmaceuticals Inc.(a)(b)	222,356	4,080,233
Assembly Biosciences Inc.(a)(b)	49,362	971,938
Athersys Inc.(a)(b)	284,795	427,192
aTyr Pharma Inc.(a)(b)	53,166	29,247
AVEO Pharmaceuticals Inc.(a)(b)	257,899	211,503
Avid Bioservices Inc.(a)	121,103	514,688
AzurRx BioPharma Inc.(a)(b)	24,868	60,181
Bellicum Pharmaceuticals Inc.(a)	95,310	321,195
BioCryst Pharmaceuticals Inc.(a)(b)	259,639	2,113,461
Biohaven Pharmaceutical Holding Co. Ltd.(a)	73,955	3,806,464
BioSpecifics Technologies Corp.(a)(b)	13,898	866,262
BioTime Inc.(a)(b)	269,477	353,015
Bioxcel Therapeutics Inc.(a)(b)	13,325	131,784
BrainStorm Cell Therapeutics Inc.(a)	49,906	216,592

2	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Caladrius Biosciences Inc.(a)	20,661	$74,793
Calithera Biosciences Inc.(a)	79,298	534,468
Calyxt Inc.(a)(b)	13,971	245,750
Capricor Therapeutics Inc.(a)(b)	34,703	16,182
Cara Therapeutics Inc.(a)	77,708	1,524,631
CareDx Inc.(a)(b)	83,019	2,616,759
CASI Pharmaceuticals Inc.(a)(b)	118,165	339,134
Catabasis Pharmaceutical Inc.(a)(b)	14,235	112,741
Catalyst Biosciences Inc.(a)(b)	27,855	225,904
Catalyst Pharmaceuticals Inc.(a)(b)	230,834	1,177,253
Celcuity Inc.(a)	14,060	308,055
Cellular Biomedicine Group Inc.(a)(b)	28,039	485,075
CEL-SCI Corp.(a)(b)	61,590	218,029
Celsion Corp.(a)(b)	42,922	84,127
Checkpoint Therapeutics Inc.(a)(b)	53,550	153,153
ChemoCentryx Inc.(a)(b)	54,004	750,116
Chimerix Inc.(a)(b)	107,663	226,092
Cidara Therapeutics Inc.(a)(b)	55,919	148,185
Cleveland BioLabs Inc.(a)(b)	12,113	19,986
Cohbar Inc.(a)(b)	54,879	178,906
Conatus Pharmaceuticals Inc.(a)	63,171	68,225
Concert Pharmaceuticals Inc.(a)(b)	50,777	612,878
Constellation Pharmaceuticals Inc.(a)(b)	37,575	509,141
ContraFect Corp.(a)(b)	149,745	59,554
Corbus Pharmaceuticals Holdings Inc.(a)(b)	129,836	902,360
Corvus Pharmaceuticals Inc.(a)(b)	31,932	128,367
Crinetics Pharmaceuticals Inc.(a)(b)	20,489	466,330
CTI BioPharma Corp.(a)(b)	125,987	122,233
Cue Biopharma Inc.(a)(b)	43,049	332,769
Cytokinetics Inc.(a)(b)	110,758	896,032
CytomX Therapeutics Inc.(a)(b)	104,692	1,125,439
CytRx Corp.(a)	64,437	40,885
Deciphera Pharmaceuticals Inc.(a)(b)	20,932	485,832
DiaMedica Therapeutics Inc.(a)	9,704	44,056
Dicerna Pharmaceuticals Inc.(a)(b)	127,597	1,869,296
Eidos Therapeutics Inc.(a)(b)	38,550	903,997
Eiger BioPharmaceuticals Inc.(a)	27,621	386,142
Entasis Therapeutics Holdings Inc.(a)(b)	11,899	80,378
Equillium Inc.(a)(b)	12,178	97,424
Evelo Biosciences Inc.(a)(b)	32,145	257,160
Fate Therapeutics Inc.(a)	143,710	2,524,985
Fennec Pharmaceuticals Inc.(a)(b)	27,782	134,743
Five Prime Therapeutics Inc.(a)(b)	80,024	1,072,322
Flexion Therapeutics Inc.(a)(b)	80,333	1,002,556
Fortress Biotech Inc.(a)(b)	83,782	149,132
Forty Seven Inc.(a)(b)	33,217	536,787
Galectin Therapeutics Inc.(a)(b)	74,749	381,967
Gemphire Therapeutics Inc.(a)(b)	25,991	29,890
Genprex Inc.(a)	15,132	23,455
Geron Corp.(a)(b)	412,322	684,454
GlycoMimetics Inc.(a)(b)	81,114	1,010,680
Gritstone Oncology Inc.(a)(b)	16,315	216,989
GTx Inc.(a)(b)	11,500	13,800
Harpoon Therapeutics Inc.(a)	6,220	58,903
Histogenics Corp.(a)(b)	95,095	11,002
Homology Medicines Inc.(a)(b)	41,038	1,137,984
Idera Pharmaceuticals Inc.(a)(b)	43,241	110,265
Immune Design Corp.(a)	81,630	477,535
Infinity Pharmaceuticals Inc.(a)(b)	107,361	201,839
Inovio Pharmaceuticals Inc.(a)(b)	207,505	773,994

Security	Shares	Value

Biotechnology (continued)
Insys Therapeutics Inc.(a)(b)	63,445	$293,116
Intellia Therapeutics Inc.(a)(b)	79,234	1,353,317
Invitae Corp.(a)	168,426	3,944,537
Jounce Therapeutics Inc.(a)	37,055	229,741
Kadmon Holdings Inc.(a)(b)	235,314	621,229
KalVista Pharmaceuticals Inc.(a)(b)	16,067	459,838
Karyopharm Therapeutics Inc.(a)(b)	115,803	676,289
Kezar Life Sciences Inc.(a)(b)	29,870	529,894
Kindred Biosciences Inc.(a)	85,062	780,019
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	28,231	509,852
Kodiak Sciences Inc.(a)(b)	22,375	146,109
Krystal Biotech Inc.(a)(b)	15,760	518,504
Kura Oncology Inc.(a)	67,608	1,121,617
La Jolla Pharmaceutical Co.(a)	50,219	322,908
Leap Therapeutics Inc.(a)(b)	22,657	42,369
LogicBio Therapeutics Inc.(a)	19,162	189,321
MacroGenics Inc.(a)	92,447	1,662,197
Magenta Therapeutics Inc.(a)(b)	34,187	563,060
MannKind Corp.(a)(b)	389,222	766,767
Marker Therapeutics Inc.(a)(b)	17,753	117,170
MediciNova Inc.(a)(b)	94,459	782,120
MEI Pharma Inc.(a)	163,160	500,901
MeiraGTx Holdings PLC(a)(b)	28,749	495,345
Merrimack Pharmaceuticals Inc.(a)	30,974	215,269
Mersana Therapeutics Inc.(a)	28,586	150,362
Minerva Neurosciences Inc.(a)(b)	73,705	579,321
Miragen Therapeutics Inc.(a)(b)	64,147	178,970
Mirati Therapeutics Inc.(a)(b)	50,881	3,729,577
Molecular Templates Inc.(a)	28,738	166,968
Moleculin Biotech Inc.(a)(b)	44,542	36,079
Mustang Bio Inc.(a)	38,048	129,744
NantKwest Inc.(a)(b)	74,929	118,388
Natera Inc.(a)	78,675	1,622,278
Neon Therapeutics Inc.(a)(b)	34,020	219,769
Neurotrope Inc.(a)(b)	18,208	99,234
NewLink Genetics Corp.(a)(b)	69,824	134,760
Novavax Inc.(a)(b)	914,405	503,746
Novelion Therapeutics Inc.(a)(b)	38,102	46,865
Nymox Pharmaceutical Corp.(a)(b)	84,697	166,853
OncoMed Pharmaceuticals Inc.(a)	60,904	63,340
Oncosec Medical Inc.(a)(b)	139,992	77,976
Ophthotech Corp.(a)(b)	89,537	126,247
Organovo Holdings Inc.(a)(b)	294,568	292,211
Orgenesis Inc.(a)(b)	25,011	133,309
Ovid therapeutics Inc.(a)	31,045	54,950
Palatin Technologies Inc.(a)	481,400	471,868
PDL BioPharma Inc.(a)	346,869	1,290,353
PDS Biotechnology Corp.(a)(b)	2,217	16,406
Pfenex Inc.(a)	67,896	419,597
PhaseBio Pharmaceuticals Inc.(a)(b)	21,904	208,307
Pieris Pharmaceuticals Inc.(a)(b)	121,793	408,007
PolarityTE Inc.(a)(b)	23,932	256,072
Principia Biopharma Inc.(a)(b)	13,761	467,874
Progenics Pharmaceuticals Inc.(a)(b)	200,860	931,990
Protagonist Therapeutics Inc.(a)(b)	31,766	399,299
Proteon Therapeutics Inc.(a)(b)	27,823	13,995
Proteostasis Therapeutics Inc.(a)(b)	80,866	101,891
Prothena Corp. PLC(a)(b)	95,781	1,161,824
Ra Pharmaceuticals Inc.(a)	44,571	998,390
Recro Pharma Inc.(a)	43,925	257,400

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Replimune Group Inc.(a)	27,898	$424,608
Rexahn Pharmaceuticals Inc.(a)(b)	116,836	59,586
Rhythm Pharmaceuticals Inc.(a)	36,349	996,326
Rigel Pharmaceuticals Inc.(a)(b)	396,597	1,019,254
Riot Blockchain Inc.(a)(b)	31,699	103,656
Rocket Pharmaceuticals Inc.(a)(b)	56,374	988,800
Savara Inc.(a)	69,332	510,977
Scholar Rock Holding Corp.(a)(b)	35,344	664,114
Selecta Biosciences Inc.(a)	81,231	192,517
SELLAS Life Sciences Group Inc.(a)(b)	7,314	7,460
Seres Therapeutics Inc.(a)(b)	48,311	331,897
Sesen Bio Inc.(a)(b)	154,948	159,596
Soleno Therapeutics Inc.(a)(b)	21,373	44,028
Sophiris Bio Inc.(a)(b)	62,684	62,057
Sorrento Therapeutics Inc.(a)(b)	271,704	1,290,594
Spero Therapeutics Inc.(a)(b)	18,662	239,060
Spring Bank Pharmaceuticals Inc.(a)(b)	34,197	358,727
Stemline Therapeutics Inc.(a)(b)	91,222	1,172,203
Sunesis Pharmaceuticals Inc.(a)(b)	128,741	156,420
Surface Oncology Inc.(a)	26,661	127,173
Sutro Biopharma Inc.(a)(b)	15,080	171,761
Syndax Pharmaceuticals Inc.(a)(b)	33,635	176,584
Synlogic Inc.(a)(b)	37,184	282,227
Synthorx Inc.(a)	17,456	355,579
Syros Pharmaceuticals Inc.(a)(b)	60,058	548,930
T2 Biosystems Inc.(a)(b)	72,503	190,683
TG Therapeutics Inc.(a)(b)	148,705	1,195,588
Tocagen Inc.(a)(b)	48,866	531,173
Tracon Pharmaceuticals Inc.(a)(b)	44,050	60,348
Translate Bio Inc.(a)(b)	70,072	714,034
Trevena Inc.(a)	195,444	304,893
Twist Bioscience Corp.(a)(b)	12,913	299,323
Tyme Technologies Inc.(a)(b)	250,063	440,111
UNITY Biotechnology Inc.(a)	59,655	483,802
Unum Therapeutics Inc.(a)	44,955	197,352
Vanda Pharmaceuticals Inc.(a)(b)	121,667	2,238,673
Vaxart Inc.(a)(b)	10,106	19,606
Veracyte Inc.(a)	67,089	1,678,567
Verastem Inc.(a)(b)	165,480	489,821
Vericel Corp.(a)(b)	103,099	1,805,263
Vical Inc.(a)	49,519	59,423
Viking Therapeutics Inc.(a)(b)	145,598	1,447,244
Vital Therapies Inc.(a)(b)	75,526	14,886
Voyager Therapeutics Inc.(a)(b)	51,296	981,805
vTv Therapeutics Inc., Class A(a)(b)	14,832	25,363
X4 Pharmaceuticals Inc.(a)(b)	2,289	39,851
XBiotech Inc.(a)(b)	46,978	517,698
XOMA Corp.(a)(b)	14,905	184,524
Y-MAbs Therapeutics Inc.(a)(b)	16,431	430,656
Zafgen Inc.(a)(b)	74,873	205,152
ZIOPHARM Oncology Inc.(a)(b)	312,026	1,201,300

		114,482,650

Building Products — 0.9%
Alpha Pro Tech Ltd.(a)(b)	34,278	123,401
Armstrong Flooring Inc.(a)	50,201	682,734
Caesarstone Ltd.	53,769	839,334
CSW Industrials Inc.(a)	36,151	2,071,091
Insteel Industries Inc.	42,710	893,493
PGT Innovations Inc.(a)(b)	133,901	1,854,529
Quanex Building Products Corp.	79,007	1,255,421

Security	Shares	Value

Building Products (continued)
Tecogen Inc.(a)(b)	42,368	$169,048

		7,889,051

Capital Markets — 1.2%
B. Riley Financial Inc.	49,412	824,686
Cowen Inc.(a)(b)	65,546	949,762
Diamond Hill Investment Group Inc.	7,956	1,113,840
Donnelley Financial Solutions Inc.(a)(b)	79,595	1,184,374
GAIN Capital Holdings Inc.	63,888	401,217
Great Elm Capital Group Inc.(a)	54,747	232,675
Greenhill & Co. Inc.	42,131	906,238
Hennessy Advisors Inc.	11,294	104,470
INTL. FCStone Inc.(a)	36,841	1,427,957
Ladenburg Thalmann Financial Services Inc.	237,747	672,824
Manning & Napier Inc.	37,224	78,170
Medley Management Inc., Class A	12,791	43,873
National Holdings Corp.(a)(b)	11,222	33,666
Oppenheimer Holdings Inc., Class A, NVS	23,415	609,258
Pzena Investment Management Inc., Class A	40,422	327,014
Safeguard Scientifics Inc.(a)(b)	46,846	508,279
Siebert Financial Corp.(a)	17,879	211,151
Silvercrest Asset Management Group Inc., Class A	21,002	299,278
TheStreet Inc.(a)	73,186	170,523
Westwood Holdings Group Inc.	19,410	684,591

		10,783,846

Chemicals — 1.3%
Advanced Emissions Solutions Inc.	44,797	517,853
AgroFresh Solutions Inc.(a)(b)	73,224	244,568
American Vanguard Corp.	69,178	1,191,245
Amyris Inc.(a)(b)	77,612	162,209
Core Molding Technologies Inc.	18,559	136,965
Flotek Industries Inc.(a)(b)	130,044	421,343
FutureFuel Corp.	61,894	829,380
Hawkins Inc.	23,071	849,705
Intrepid Potash Inc.(a)	224,603	851,245
Koppers Holdings Inc.(a)	47,674	1,238,571
LSB Industries Inc.(a)(b)	51,088	318,789
Marrone Bio Innovations Inc.(a)(b)	134,166	205,274
Northern Technologies International Corp.	9,039	241,793
OMNOVA Solutions Inc.(a)	102,598	720,238
Rayonier Advanced Materials Inc.	120,504	1,634,034
Trecora Resources(a)(b)	48,751	443,147
Tredegar Corp.	61,065	985,589

		10,991,948

Commercial Services & Supplies — 2.0%
AMREP Corp.(a)(b)	4,588	26,381
Aqua Metals Inc.(a)(b)	98,297	301,772
ARC Document Solutions Inc.(a)	91,202	203,381
BioHiTech Global Inc.(a)(b)	16,430	41,239
Casella Waste Systems Inc., Class A(a)	103,058	3,664,743
CECO Environmental Corp.(a)	71,541	515,095
Cemtrex Inc.(a)(b)	15,702	7,851
Charah Solutions Inc.(a)	20,136	128,870
Ecology and Environment Inc., Class A	8,535	93,885
Ennis Inc.	61,683	1,280,539
Heritage-Crystal Clean Inc.(a)(b)	35,196	966,130
Hudson Technologies Inc.(a)(b)	88,805	171,394
Kimball International Inc., Class B, NVS	86,602	1,224,552
LSC Communications Inc.	78,457	512,324
NL Industries Inc.(a)(b)	19,923	77,301

4	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Odyssey Marine Exploration Inc.(a)(b)	19,587	$140,243
Performant Financial Corp.(a)(b)	90,684	187,716
Perma-Fix Environmental Services(a)	32,843	115,279
PICO Holdings Inc.(a)	47,869	473,903
Quest Resource Holding Corp.(a)	15,379	25,375
RR Donnelley & Sons Co.	168,932	797,359
SP Plus Corp.(a)	54,095	1,845,722
Team Inc.(a)(b)	69,874	1,222,795
Viad Corp.	48,528	2,731,641
VSE Corp.	20,538	648,590

		17,404,080

Communications Equipment — 1.3%
Aerohive Networks Inc.(a)	80,471	364,534
Applied Optoelectronics Inc.(a)(b)	44,841	547,060
Aviat Networks Inc.(a)	10,615	163,046
BK Technologies Corp.	24,008	102,034
CalAmp Corp.(a)(b)	78,917	992,776
Calix Inc.(a)(b)	105,546	812,704
Clearfield Inc.(a)(b)	27,391	402,648
ClearOne Inc.	22,095	44,632
Communications Systems Inc.	19,729	52,282
Comtech Telecommunications Corp.	54,848	1,273,571
DASAN Zhone Solutions Inc.(a)(b)	14,015	149,820
Digi International Inc.(a)	65,016	823,753
EMCORE Corp.(a)	65,736	239,936
Harmonic Inc.(a)(b)	202,560	1,097,875
Inseego Corp.(a)(b)	115,142	543,470
KVH Industries Inc.(a)(b)	40,119	408,813
Lantronix Inc.(a)	30,710	92,744
Network-1 Technologies Inc.	32,180	83,668
PC-Tel Inc.	44,852	224,708
Quantenna Communications Inc.(a)	81,007	1,970,900
Resonant Inc.(a)(b)	55,501	166,503
Ribbon Communications Inc.(a)	128,768	663,155
TESSCO Technologies Inc.	14,720	227,866
Westell Technologies Inc., Class A(a)	29,846	60,886

		11,509,384

Construction & Engineering — 1.0%
Ameresco Inc., Class A(a)(b)	44,619	721,935
Argan Inc.	34,891	1,742,806
FTE Networks Inc.(a)	26,170	46,321
Goldfield Corp. (The)(a)	55,190	121,970
Great Lakes Dredge & Dock Corp.(a)	135,186	1,204,507
HC2 Holdings Inc.(a)(b)	101,596	248,910
IES Holdings Inc.(a)(b)	21,605	383,921
Infrastructure and Energy Alternatives Inc.(a)(b)	41,699	218,503
Limbach Holdings Inc.(a)(b)	14,075	107,815
MYR Group Inc.(a)	38,291	1,326,017
Northwest Pipe Co.(a)(b)	22,942	550,608
NV5 Global Inc.(a)(b)	22,351	1,326,755
Orion Group Holdings Inc.(a)(b)	63,432	185,221
Sterling Construction Co. Inc.(a)	62,940	788,009

		8,973,298

Construction Materials — 0.1%
Forterra Inc.(a)(b)	44,639	188,376
U.S. Lime & Minerals Inc.	4,765	367,477

		555,853

Consumer Finance — 0.7%
Consumer Portfolio Services Inc.(a)(b)	42,837	149,501

Security	Shares	Value

Consumer Finance (continued)
Elevate Credit Inc.(a)	50,149	$217,647
Enova International Inc.(a)	77,999	1,779,937
EZCORP Inc., Class A, NVS(a)(b)	120,371	1,121,858
Nicholas Financial Inc.(a)(b)	19,105	171,945
Regional Management Corp.(a)(b)	22,501	549,474
World Acceptance Corp.(a)	14,549	1,704,124

		5,694,486

Containers & Packaging — 0.2%
Myers Industries Inc.	83,220	1,423,894
UFP Technologies Inc.(a)	16,253	607,862

		2,031,756

Distributors — 0.1%
Educational Development Corp.(b)	15,858	120,045
Funko Inc., Class A(a)	26,239	569,911
Weyco Group Inc.	14,945	462,697

		1,152,653

Diversified Consumer Services — 1.2%
American Public Education Inc.(a)	37,756	1,137,211
Aspen Group Inc./CO(a)(b)	33,880	180,580
Bridgepoint Education Inc.(a)	63,842	390,075
Career Education Corp.(a)	160,750	2,655,590
Carriage Services Inc.	42,016	808,808
Collectors Universe Inc.	18,905	331,216
HyreCar Inc.(a)(b)	6,918	34,797
K12 Inc.(a)	88,723	3,028,116
Lincoln Educational Services Corp.(a)(b)	62,029	192,290
Regis Corp.(a)	73,313	1,442,067
Universal Technical Institute Inc.(a)	47,435	161,753

		10,362,503

Diversified Financial Services — 0.2%
A-Mark Precious Metals Inc.	12,312	146,513
Marlin Business Services Corp.	21,919	471,259
On Deck Capital Inc.(a)	122,496	663,928

		1,281,700

Diversified Telecommunication Services — 0.4%
Alaska Communications Systems Group Inc.(a)	124,790	239,597
IDT Corp., Class B	40,221	267,067
Ooma Inc.(a)	45,068	596,700
ORBCOMM Inc.(a)(b)	174,065	1,180,161
Otelco Inc., Class A(a)	6,764	110,930
Pareteum Corp.(a)(b)	153,339	697,692
pdvWireless Inc.(a)	22,497	790,995

		3,883,142

Electric Utilities — 0.1%
Genie Energy Ltd., Class B	29,699	252,441
Spark Energy Inc., Class A	28,059	250,006

		502,447

Electrical Equipment — 0.9%
Allied Motion Technologies Inc.	16,749	575,831
American Superconductor Corp.(a)(b)	44,428	571,344
Babcock & Wilcox Enterprises Inc.(a)(b)	74,055	30,451
Broadwind Energy Inc.(a)	35,520	59,674
Capstone Turbine Corp.(a)(b)	150,147	135,132
Energous Corp.(a)(b)	55,467	351,661
Enphase Energy Inc.(a)	204,352	1,886,169
FuelCell Energy Inc.(a)(b)	219,796	54,114
LSI Industries Inc.	56,233	147,893
Plug Power Inc.(a)(b)	507,834	1,218,802

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Polar Power Inc.(a)(b)	10,710	$48,302
Powell Industries Inc.	21,197	562,780
Preformed Line Products Co.	7,147	379,434
Revolution Lighting Technologies Inc.(a)(b)	30,249	6,987
TPI Composites Inc.(a)(b)	34,805	996,119
Ultralife Corp.(a)(b)	23,299	239,281
Vivint Solar Inc.(a)	92,576	460,103

		7,724,077

Electronic Equipment, Instruments & Components — 2.0%
Airgain Inc.(a)	18,579	238,369
Akoustis Technologies Inc.(a)	44,602	259,138
Applied DNA Sciences Inc.(a)(b)	62,231	44,340
Bel Fuse Inc., Class B, NVS	23,085	583,589
ClearSign Combustion Corp.(a)(b)	48,330	43,497
Coda Octopus Group Inc.(a)(b)	10,439	97,813
Control4 Corp.(a)(b)	63,034	1,067,166
CTS Corp.	77,849	2,286,425
CUI Global Inc.(a)(b)	67,345	79,467
Daktronics Inc.	86,924	647,584
Data I/O Corp.(a)(b)	18,712	103,852
eMagin Corp.(a)(b)	65,737	54,838
FARO Technologies Inc.(a)	40,389	1,773,481
Frequency Electronics Inc.(a)	12,457	147,615
ID Systems Inc.(a)(b)	34,093	202,171
Identiv Inc.(a)(b)	34,551	174,137
IEC Electronics Corp.(a)	21,542	147,563
Iteris Inc.(a)(b)	59,487	248,061
Key Tronic Corp.(a)(b)	27,456	169,404
Kimball Electronics Inc.(a)(b)	60,265	933,505
LightPath Technologies Inc., Class A(a)	59,953	89,930
LRAD Corp.(a)(b)	77,604	221,171
Luna Innovations Inc.(a)(b)	63,937	266,617
Maxwell Technologies Inc.(a)(b)	96,426	431,024
Mesa Laboratories Inc.(b)	7,969	1,836,854
MicroVision Inc.(a)(b)	234,223	226,915
Napco Security Technologies Inc.(a)(b)	27,655	573,565
PAR Technology Corp.(a)(b)	26,912	658,268
Park Electrochemical Corp.	45,724	717,867
PC Connection Inc.	26,995	989,907
PCM Inc.(a)	19,351	708,827
Perceptron Inc.(a)(b)	19,979	149,842
RF Industries Ltd.	18,460	124,420
Richardson Electronics Ltd./U.S.	27,335	185,331
SMTC Corp.(a)(b)	40,980	154,904
Vishay Precision Group Inc.(a)(b)	24,733	846,116
Wireless Telecom Group Inc.(a)(b)	47,956	73,852

		17,557,425

Energy Equipment & Services — 1.8%
Aspen Aerogels Inc.(a)	49,220	125,511
Basic Energy Services Inc.(a)(b)	46,628	177,186
Bristow Group Inc.(a)(b)	78,016	86,598
CARBO Ceramics Inc.(a)	48,351	169,229
Dawson Geophysical Co.(a)(b)	50,235	147,189
DMC Global Inc.(b)	33,823	1,678,974
Enservco Corp.(a)(b)	91,250	48,363
Era Group Inc.(a)	47,506	548,219
Geospace Technologies Corp.(a)	31,300	405,022
Gulf Island Fabrication Inc.(a)	34,495	316,319
Hornbeck Offshore Services Inc.(a)	79,002	97,962

Security	Shares	Value

Energy Equipment & Services (continued)
Independence Contract Drilling Inc.(a)(b)	117,485	$325,433
ION Geophysical Corp.(a)(b)	25,432	367,238
Key Energy Services Inc.(a)(b)	24,621	99,961
Matrix Service Co.(a)	63,131	1,236,105
Mitcham Industries Inc.(a)(b)	28,906	113,601
Natural Gas Services Group Inc.(a)(b)	30,037	519,940
Newpark Resources Inc.(a)(b)	210,514	1,928,308
Nine Energy Service Inc.(a)	35,223	797,801
Nordic American Offshore Ltd.(b)	10,636	31,376
Nuverra Environmental Solutions Inc.(a)(b)	2,971	26,442
Pioneer Energy Services Corp.(a)	177,996	315,053
Profire Energy Inc.(a)(b)	57,820	103,498
Quintana Energy Services Inc.(a)(b)	14,937	64,528
Ranger Energy Services Inc.(a)(b)	11,583	92,317
RigNet Inc.(a)(b)	33,493	327,227
SEACOR Holdings Inc.(a)(b)	40,523	1,713,312
SEACOR Marine Holdings Inc.(a)(b)	38,604	513,819
Smart Sand Inc.(a)(b)	51,444	228,926
Solaris Oilfield Infrastructure Inc., Class A	63,137	1,037,972
Superior Drilling Products Inc.(a)(b)	32,298	42,633
Synthesis Energy Systems Inc.(a)(b)	21,378	11,568
TETRA Technologies Inc.(a)(b)	285,372	667,770
Tidewater Inc.(a)	70,930	1,644,867

		16,010,267

Entertainment — 0.8%
Ballantyne Strong Inc.(a)(b)	27,666	48,416
Cinedigm Corp., Class A(a)(b)	36,486	69,323
Dolphin Entertainment Inc.(a)(b)	12,897	21,280
Global Eagle Entertainment Inc.(a)(b)	118,500	84,064
Glu Mobile Inc.(a)(b)	267,526	2,926,735
LiveXLive Media Inc.(a)(b)	69,453	373,657
Marcus Corp. (The)	47,462	1,900,853
Reading International Inc., Class A, NVS(a)	43,516	694,515
Rosetta Stone Inc.(a)(b)	46,975	1,026,404

		7,145,247

Equity Real Estate Investment Trusts (REITs) — 4.2%
Armada Hoffler Properties Inc.	117,716	1,835,192
Ashford Hospitality Trust Inc.	206,530	981,018
Bluerock Residential Growth REIT Inc.	57,288	617,565
Braemar Hotels & Resorts Inc.	69,757	851,733
BRT Apartments Corp.	23,497	326,138
CatchMark Timber Trust Inc., Class A	117,063	1,149,559
Cedar Realty Trust Inc.	207,228	704,575
City Office REIT Inc.	92,124	1,041,922
Clipper Realty Inc.	35,544	475,934
Community Healthcare Trust Inc.	41,905	1,503,970
Condor Hospitality Trust Inc.	17,924	161,316
CorEnergy Infrastructure Trust Inc.	27,983	1,028,375
Essential Properties Realty Trust Inc.	84,710	1,653,539
Farmland Partners Inc.	71,050	454,720
Front Yard Residential Corp.	117,611	1,090,254
Getty Realty Corp.	77,575	2,484,727
Gladstone Commercial Corp.	68,141	1,415,289
Gladstone Land Corp.	34,162	432,149
Global Medical REIT Inc.	54,146	531,714
Global Self Storage Inc.	44,033	169,967
Independence Realty Trust Inc.	211,825	2,285,592
Innovative Industrial Properties Inc.(b)	21,819	1,782,394
Jernigan Capital Inc.	44,898	944,654

6	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
MedEquities Realty Trust Inc.	68,023	$757,096
New Senior Investment Group Inc.	178,042	970,329
NexPoint Residential Trust Inc.	44,233	1,695,893
One Liberty Properties Inc.	37,234	1,079,786
Plymouth Industrial REIT Inc.	11,549	194,254
Preferred Apartment Communities Inc., Class A	96,719	1,433,376
Safehold Inc.	19,545	426,276
Sotherly Hotels Inc.	29,229	199,050
Spirit MTA REIT	103,269	670,216
UMH Properties Inc.	80,968	1,140,029
Universal Health Realty Income Trust	30,451	2,305,445
Urstadt Biddle Properties Inc., Class A	70,643	1,458,072
Wheeler Real Estate Investment Trust Inc.(a)	22,942	34,184
Whitestone REIT	90,730	1,090,575

		37,376,877

Food & Staples Retailing — 0.6%
Chefs’ Warehouse Inc. (The)(a)(b)	51,378	1,595,287
Ifresh Inc.(a)(b)	5,780	6,763
Ingles Markets Inc., Class A	33,964	938,086
Natural Grocers by Vitamin Cottage Inc.(a)(b)	21,543	257,439
Smart & Final Stores Inc.(a)(b)	54,341	268,444
SpartanNash Co.	83,917	1,331,763
Village Super Market Inc., Class A	19,926	544,577

		4,942,359

Food Products — 0.8%
Alico Inc.	9,020	245,434
Farmer Bros. Co.(a)	24,941	499,069
Freshpet Inc.(a)(b)	62,349	2,636,739
John B Sanfilippo & Son Inc.	20,304	1,459,249
Landec Corp.(a)(b)	59,626	732,207
Lifeway Foods Inc.(a)(b)	10,121	24,493
Limoneira Co.	35,616	838,045
RiceBran Technologies(a)(b)	35,422	131,770
Rocky Mountain Chocolate Factory Inc.	14,972	135,047
S&W Seed Co.(a)(b)	38,781	103,933
Seneca Foods Corp., Class A(a)	17,221	423,637

		7,229,623

Gas Utilities — 0.1%
RGC Resources Inc.	17,751	470,579

Health Care Equipment & Supplies — 6.2%
Accuray Inc.(a)(b)	201,464	960,983
Alphatec Holdings Inc.(a)(b)	43,102	114,220
AngioDynamics Inc.(a)	87,217	1,993,781
Antares Pharma Inc.(a)(b)	341,518	1,034,799
Apollo Endosurgery Inc.(a)(b)	24,571	91,895
Apyx Medical Corp.(a)	75,513	476,487
AtriCure Inc.(a)	87,321	2,339,330
Axonics Modulation Technologies Inc.(a)(b)	16,345	391,463
Bellerophon Therapeutics Inc.(a)(b)	57,211	37,359
Biolase Inc.(a)	18,530	44,101
BioLife Solutions Inc.(a)	14,180	253,680
Biomerica Inc.(a)(b)	16,759	41,730
CAS Medical Systems Inc.(a)(b)	62,472	151,807
Cerus Corp.(a)(b)	320,240	1,995,095
Chembio Diagnostics Inc.(a)(b)	40,235	223,304
ConforMIS Inc.(a)(b)	131,732	379,388
Corindus Vascular Robotics Inc.(a)(b)	205,506	357,580
CryoLife Inc.(a)	84,680	2,470,116

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CryoPort Inc.(a)(b)	65,128	$841,454
Cutera Inc.(a)	31,833	562,171
CytoSorbents Corp.(a)(b)	71,044	537,803
DarioHealth Corp.(a)(b)	35,652	26,275
Ekso Bionics Holdings Inc.(a)(b)	100,922	253,314
ElectroCore Inc.(a)(b)	28,202	197,414
Electromed Inc.(a)(b)	17,581	90,542
Endologix Inc.(a)(b)	24,149	159,625
FONAR Corp.(a)	15,087	308,831
GenMark Diagnostics Inc.(a)(b)	123,665	876,785
Helius Medical Technologies Inc.(a)(b)	41,198	274,379
Heska Corp.(a)(b)	16,134	1,373,326
IntriCon Corp.(a)(b)	17,945	450,061
Invacare Corp.	78,239	654,860
iRadimed Corp.(a)	8,208	230,563
IRIDEX Corp.(a)(b)	30,247	137,926
Lantheus Holdings Inc.(a)	87,908	2,151,988
LeMaitre Vascular Inc.	38,150	1,182,650
Meridian Bioscience Inc.	99,254	1,747,863
Misonix Inc.(a)(b)	18,644	358,524
Motus GI Holdings Inc.(a)(b)	5,887	22,959
Myomo Inc.(a)(b)	25,560	30,672
Neuronetics Inc.(a)(b)	30,610	466,802
Nuvectra Corp.(a)	40,562	446,588
Obalon Therapeutics Inc.(a)(b)	29,099	41,903
OraSure Technologies Inc.(a)	143,224	1,596,948
Orthofix Medical Inc.(a)(b)	41,542	2,343,384
OrthoPediatrics Corp.(a)(b)	18,646	824,713
Oxford Immunotec Global PLC(a)	62,055	1,069,208
Presbia PLC(a)(b)	10,733	7,733
Pro-Dex Inc.(a)	10,264	148,623
Pulse Biosciences Inc.(a)(b)	25,512	448,756
RA Medical Systems Inc.(a)(b)	10,679	36,309
Restoration Robotics Inc.(a)(b)	51,903	30,623
ReWalk Robotics Ltd.	65,741	14,174
Rockwell Medical Inc.(a)(b)	112,384	639,465
RTI Surgical Holdings Inc.(a)	135,592	814,908
SeaSpine Holdings Corp.(a)	34,736	523,819
Second Sight Medical Products Inc.(a)(b)	65,412	52,003
Senseonics Holdings Inc.(a)(b)	201,897	494,648
Sensus Healthcare Inc.(a)(b)	23,673	166,184
SI-BONE Inc.(a)(b)	19,939	375,651
Sientra Inc.(a)(b)	55,157	473,247
STAAR Surgical Co.(a)(b)	104,323	3,566,803
Surmodics Inc.(a)	31,284	1,360,228
Tactile Systems Technology Inc.(a)(b)	41,828	2,205,172
Tandem Diabetes Care Inc.(a)	120,965	7,681,277
TransEnterix Inc.(a)(b)	390,064	928,352
Utah Medical Products Inc.	8,327	734,858
Valeritas Holdings Inc.(a)(b)	38,753	12,633
Vapotherm Inc.(a)(b)	10,947	215,109
Vermillion Inc.(a)(b)	85,830	98,704
ViewRay Inc.(a)(b)	150,177	1,109,808
Viveve Medical Inc.(a)(b)	82,348	77,391
Xtant Medical Holdings Inc.(a)(b)	8,838	26,956
Zosano Pharma Corp.(a)(b)	25,415	121,230

		54,981,313

Health Care Providers & Services — 1.6%
AAC Holdings Inc.(a)(b)	30,854	56,771
Aceto Corp.	65,916	11,463

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Addus HomeCare Corp.(a)(b)	22,900	$1,456,211
American Renal Associates Holdings Inc.(a)(b)	31,035	190,555
Apollo Medical Holdings Inc.(a)	7,765	142,255
BioScrip Inc.(a)(b)	298,373	596,746
Capital Senior Living Corp.(a)(b)	58,803	234,624
Catasys Inc.(a)(b)	11,378	139,153
Community Health Systems Inc.(a)	203,675	759,708
Cross Country Healthcare Inc.(a)(b)	84,591	594,675
CynergisTek Inc./DE(a)	20,435	101,562
Digirad Corp.	50,730	46,250
Five Star Senior Living Inc.(a)(b)	70,409	68,649
Fulgent Genetics Inc.(a)(b)	13,370	79,551
Genesis Healthcare Inc.(a)(b)	140,211	201,904
InfuSystem Holdings Inc.(a)	49,691	248,952
Joint Corp. (The)(a)(b)	20,806	327,694
National Research Corp.	26,495	1,022,707
Nobilis Health Corp.(a)(b)	133,886	46,860
PetIQ Inc.(a)(b)	37,478	1,177,184
Providence Service Corp. (The)(a)	26,686	1,777,821
Psychemedics Corp.	12,253	171,910
Quorum Health Corp.(a)(b)	70,696	98,974
R1 RCM Inc.(a)	244,027	2,359,741
RadNet Inc.(a)(b)	95,357	1,181,473
Sharps Compliance Corp.(a)(b)	35,598	130,289
Triple-S Management Corp., Class B(a)	51,619	1,177,946

		14,401,628

Health Care Technology — 1.2%
Castlight Health Inc., Class B(a)(b)	185,753	696,574
Computer Programs & Systems Inc.	27,956	830,014
HealthStream Inc.(a)	61,897	1,736,830
HTG Molecular Diagnostics Inc.(a)(b)	57,427	143,567
Icad Inc.(a)	32,106	165,988
Inspire Medical Systems Inc.(a)	34,978	1,986,051
MTBC Inc.(a)(b)	15,245	67,230
NantHealth Inc.(a)(b)	43,437	39,962
Simulations Plus Inc.	27,647	583,628
Streamline Health Solutions Inc.(a)	43,632	45,813
Tabula Rasa HealthCare Inc.(a)(b)	41,859	2,361,685
Vocera Communications Inc.(a)(b)	71,314	2,255,662

		10,913,004

Hotels, Restaurants & Leisure — 2.0%
Ark Restaurants Corp.	5,616	109,456
Biglari Holdings Inc., Class A(a)(b)	221	162,530
Biglari Holdings Inc., Class B, NVS(a)	2,286	323,149
Carrols Restaurant Group Inc.(a)	82,133	818,866
Century Casinos Inc.(a)	65,227	590,957
Chuy’s Holdings Inc.(a)(b)	39,900	908,523
Del Frisco’s Restaurant Group Inc.(a)	77,831	498,897
Del Taco Restaurants Inc.(a)(b)	73,584	740,255
Denny’s Corp.(a)	144,969	2,660,181
Diversified Restaurant Holdings Inc.(a)(b)	36,580	32,666
Dover Motorsports Inc.	50,947	102,913
Drive Shack Inc.(a)(b)	142,889	641,572
El Pollo Loco Holdings Inc.(a)(b)	51,749	673,254
Empire Resorts Inc.(a)(b)	8,643	86,862
Famous Dave’s of America Inc.(a)	12,826	72,852
FAT Brands Inc.(b)	4,079	20,925
Full House Resorts Inc.(a)(b)	63,033	127,327
Golden Entertainment Inc.(a)	44,060	623,890

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Good Times Restaurants Inc.(a)	25,378	$61,415
Habit Restaurants Inc. (The), Class A(a)	48,052	519,923
Inspired Entertainment Inc.(a)(b)	25,999	173,283
J Alexander’s Holdings Inc.(a)(b)	31,569	310,008
Kona Grill Inc.(a)(b)	15,491	14,097
Lindblad Expeditions Holdings Inc.(a)	51,386	783,636
Luby’s Inc.(a)	53,296	76,746
Monarch Casino & Resort Inc.(a)	27,279	1,198,094
Nathan’s Famous Inc.	6,956	475,790
Nevada Gold & Casinos Inc.(a)	43,964	109,470
Noodles & Co.(a)(b)	33,690	229,092
ONE Group Hospitality Inc. (The)(a)	25,929	76,750
Papa Murphy’s Holdings Inc.(a)(b)	21,734	113,886
Peak Resorts Inc.	28,792	131,004
PlayAGS Inc.(a)	52,340	1,252,496
Potbelly Corp.(a)(b)	52,431	446,188
RCI Hospitality Holdings Inc.	21,786	500,424
Red Lion Hotels Corp.(a)	38,036	307,331
Ruth’s Hospitality Group Inc.	68,833	1,761,436
Town Sports International Holdings Inc.(a)(b)	33,832	161,040
Twin River Worldwide Holdings Inc.(a)	3,426	102,609
YogaWorks Inc.(a)(b)	12,793	11,769

		18,011,562

Household Durables — 1.3%
Bassett Furniture Industries Inc.	23,623	387,653
Beazer Homes USA Inc.(a)	71,067	817,981
Century Communities Inc.(a)(b)	61,648	1,477,703
CSS Industries Inc.	20,872	125,023
Dixie Group Inc. (The)(a)	37,319	35,080
Emerson Radio Corp.(a)(b)	42,120	54,756
Flexsteel Industries Inc.	17,034	395,018
Green Brick Partners Inc.(a)	58,462	511,542
Hamilton Beach Brands Holding Co., Class A	15,381	330,076
Hooker Furniture Corp.	27,435	790,951
Hovnanian Enterprises Inc., Class A(a)	11,085	121,603
Legacy Housing Corp.(a)(b)	11,015	131,079
Libbey Inc.	53,168	150,997
Lifetime Brands Inc.	28,084	265,394
Lovesac Co. (The)(a)	13,205	367,231
M/I Homes Inc.(a)	64,626	1,720,344
New Home Co. Inc. (The)(a)(b)	29,798	141,838
Nova Lifestyle Inc.(a)(b)	40,043	35,238
Purple Innovation Inc.(a)(b)	10,512	48,776
Skyline Champion Corp.	78,982	1,500,658
Turtle Beach Corp.(a)(b)	19,547	222,054
Universal Electronics Inc.(a)	31,752	1,179,587
VOXX International Corp.(a)	49,151	227,078
Vuzix Corp.(a)(b)	53,106	162,504
ZAGG Inc.(a)(b)	62,995	571,365

		11,771,529

Household Products — 0.1%
Ocean Bio-Chem Inc.(b)	10,548	35,969
Oil-Dri Corp. of America	12,376	385,388
Orchids Paper Products Co.(a)(b)	14,711	18,242

		439,599

Independent Power and Renewable Electricity Producers — 0.1%
Atlantic Power Corp.(a)	262,888	662,478
VivoPower International PLC(a)	6,205	7,818

		670,296

8	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 1.8%
1347 Property Insurance Holdings Inc.(a)(b)	10,447	$54,951
Atlas Financial Holdings Inc.(a)(b)	24,070	59,212
Blue Capital Reinsurance Holdings Ltd.	14,593	98,357
Citizens Inc./TX(a)(b)	120,644	804,695
Conifer Holdings Inc.(a)(b)	12,837	58,023
Crawford & Co., Class B	29,543	269,728
Donegal Group Inc., Class A	24,427	328,543
eHealth Inc.(a)(b)	52,018	3,242,802
EMC Insurance Group Inc.	21,985	700,882
FedNat Holding Co.	26,999	433,064
Global Indemnity Ltd.	20,070	609,727
Goosehead Insurance Inc., Class A(b)	23,118	644,530
Greenlight Capital Re Ltd., Class A(a)(b)	67,797	736,953
Hallmark Financial Services Inc.(a)	34,298	356,699
HCI Group Inc.	16,978	725,470
Health Insurance Innovations Inc., Class A(a)(b)	30,327	813,370
Heritage Insurance Holdings Inc.	48,183	703,472
Independence Holding Co.	11,655	410,839
Investors Title Co.	3,207	506,385
Kingstone Companies Inc.	22,458	331,031
NI Holdings Inc.(a)	25,481	407,696
Protective Insurance Corp., Class B	23,054	426,960
Tiptree Inc.	62,600	396,258
Trupanion Inc.(a)(b)	60,697	1,987,220
United Insurance Holdings Corp.	48,869	777,017

		15,883,884

Interactive Media & Services — 0.4%
AutoWeb Inc.(a)	23,762	89,820
Care.com Inc.(a)	47,274	934,134
DHI Group Inc.(a)	117,097	284,546
Meet Group Inc. (The)(a)	167,960	844,839
QuinStreet Inc.(a)(b)	105,234	1,409,083
Travelzoo(a)	10,341	138,570
Zedge Inc., Class B(a)	16,719	29,760

		3,730,752

Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com Inc., Class A(a)	62,769	1,144,279
Duluth Holdings Inc., Class B(a)	19,812	472,318
EVINE Live Inc.(a)(b)	163,404	76,587
FTD Companies Inc.(a)(b)	40,263	20,534
Gaia Inc.(a)(b)	27,058	247,581
Lands’ End Inc.(a)	24,984	414,984
Leaf Group Ltd.(a)	40,077	321,418
Liquidity Services Inc.(a)	64,917	500,510
Overstock.com Inc.(a)(b)	55,089	915,579
PetMed Express Inc.	47,512	1,082,323
Remark Holdings Inc.(a)(b)	64,760	119,806
RumbleON Inc., Class B(a)(b)	16,234	80,196
U.S. Auto Parts Network Inc.(a)(b)	61,872	62,491

		5,458,606

IT Services — 1.9%
Alithya Group Inc., Class A(a)(b)	38,268	120,161
ALJ Regional Holdings Inc.(a)(b)	49,625	79,400
Brightcove Inc.(a)	85,200	716,532
Carbonite Inc.(a)(b)	76,159	1,889,505
Cass Information Systems Inc.	34,122	1,613,971
Computer Task Group Inc.(a)	33,655	144,716
CSP Inc.	8,534	92,252
Everi Holdings Inc.(a)	156,892	1,650,504

Security	Shares	Value

IT Services (continued)
Exela Technologies Inc.(a)	109,040	$364,194
Hackett Group Inc. (The)	57,095	902,101
I3 Verticals Inc., Class A(a)(b)	21,253	510,497
Information Services Group Inc.(a)	86,653	323,216
Innodata Inc.(a)	65,931	83,732
Internap Corp.(a)(b)	57,178	283,603
Limelight Networks Inc.(a)	264,312	853,728
MoneyGram International Inc.(a)(b)	74,222	151,413
Perficient Inc.(a)(b)	77,136	2,112,755
PFSweb Inc.(a)	36,985	192,692
PRGX Global Inc.(a)(b)	51,007	403,975
ServiceSource International Inc.(a)	193,922	178,680
StarTek Inc.(a)(b)	31,686	249,686
Steel Connect Inc.(a)(b)	85,352	171,557
Tucows Inc., Class A(a)(b)	22,493	1,825,982
Unisys Corp.(a)(b)	118,851	1,386,991

		16,301,843

Leisure Products — 0.7%
American Outdoor Brands Corp.(a)(b)	126,981	1,186,003
Clarus Corp.	49,729	637,028
Escalade Inc.	27,832	310,883
JAKKS Pacific Inc.(a)(b)	47,869	48,348
Johnson Outdoors Inc., Class A	11,621	829,275
Malibu Boats Inc., Class A(a)(b)	49,181	1,946,584
Marine Products Corp.	17,961	241,935
MasterCraft Boat Holdings Inc.(a)(b)	43,937	991,658
Nautilus Inc.(a)	68,777	382,400

		6,574,114

Life Sciences Tools & Services — 1.5%
Champions Oncology Inc.(a)(b)	14,588	142,817
ChromaDex Corp.(a)(b)	93,216	390,575
Codexis Inc.(a)(b)	122,300	2,510,819
Enzo Biochem Inc.(a)(b)	104,345	284,862
Fluidigm Corp.(a)	78,043	1,037,191
Harvard Bioscience Inc.(a)	86,887	374,483
NanoString Technologies Inc.(a)	61,567	1,473,298
NeoGenomics Inc.(a)	194,761	3,984,810
Pacific Biosciences of California Inc.(a)(b)	327,024	2,364,384
Quanterix Corp.(a)(b)	20,341	525,408

		13,088,647

Machinery — 2.1%
ARC Group Worldwide Inc.(a)	28,562	26,180
ASV Holdings Inc.(a)(b)	13,959	38,387
Blue Bird Corp.(a)	35,748	605,214
Columbus McKinnon Corp./NY(b)	53,116	1,824,535
Commercial Vehicle Group Inc.(a)	71,344	547,209
Douglas Dynamics Inc.	52,805	2,010,286
Eastern Co. (The)	14,025	385,968
Energy Recovery Inc.(a)(b)	84,755	739,911
ExOne Co. (The)(a)	26,490	224,900
FreightCar America Inc.(a)	27,584	169,918
Gencor Industries Inc.(a)	22,934	283,464
Global Brass & Copper Holdings Inc.	51,933	1,788,573
Graham Corp.	23,011	451,706
Hurco Companies Inc.	15,080	608,176
Jason Industries Inc.(a)(b)	49,665	69,531
Kadant Inc.	26,241	2,308,158
LB Foster Co., Class A(a)	23,912	450,024
LS Starrett Co. (The), Class A(a)	15,799	121,652

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Lydall Inc.(a)(b)	39,765	$932,887
Manitex International Inc.(a)(b)	34,197	261,607
Miller Industries Inc./TN	26,842	828,076
NN Inc.	100,577	753,322
Omega Flex Inc.	6,934	525,597
Park-Ohio Holdings Corp.	21,253	688,172
Perma-Pipe International Holdings Inc.(a)(b)	17,039	149,773
Spartan Motors Inc.	81,557	720,148
Titan International Inc.	119,193	711,582
Twin Disc Inc.(a)	22,237	370,246

		18,595,202

Marine — 0.2%
Eagle Bulk Shipping Inc.(a)(b)	112,557	523,390
Genco Shipping & Trading Ltd.(a)(b)	23,457	174,989
Pangaea Logistics Solutions Ltd.(a)	17,081	52,438
Safe Bulkers Inc.(a)(b)	122,845	179,354
Scorpio Bulkers Inc.	130,064	499,446

		1,429,617

Media — 1.3%
AH Belo Corp., Class A	51,540	191,729
Beasley Broadcast Group Inc., Class A	18,786	74,768
Boston Omaha Corp., Class A(a)(b)	11,873	296,113
Cardlytics Inc.(a)(b)	14,464	239,235
Central European Media Enterprises Ltd., Class A(a)(b)	213,304	848,950
Daily Journal Corp.(a)(b)	1,375	294,387
Emmis Communications Corp., Class A(a)(b)	26,587	95,181
Entercom Communications Corp., Class A	304,984	1,601,166
Entravision Communications Corp., Class A	151,467	490,753
Fluent Inc.(a)	76,801	431,622
Harte-Hanks Inc.(a)	10,247	36,582
Hemisphere Media Group Inc.(a)(b)	47,238	666,056
Lee Enterprises Inc.(a)	128,330	423,489
Level Brands Inc.(a)(b)	13,628	60,236
Marchex Inc., Class B(a)	83,663	395,726
McClatchy Co. (The), Class A(a)(b)	13,157	65,785
MDC Partners Inc., Class A(a)	133,212	299,727
National CineMedia Inc.	182,154	1,284,186
New Media Investment Group Inc.	141,506	1,485,813
Saga Communications Inc., Class A	9,814	325,727
Salem Media Group Inc.	30,282	77,370
Social Reality Inc.(a)(b)	21,191	72,049
TechTarget Inc.(a)(b)	48,164	783,628
Townsquare Media Inc., Class A	21,395	122,379
Tribune Publishing Co.(a)(b)	40,105	472,838
Urban One Inc., NVS(a)	54,914	109,828
Xcel Brands Inc.(a)	18,673	31,744

		11,277,067

Metals & Mining — 0.8%
Ampco-Pittsburgh Corp.(a)	22,803	75,250
Friedman Industries Inc.(b)	16,732	128,334
Gold Resource Corp.	123,286	484,514
Haynes International Inc.	29,647	973,311
Olympic Steel Inc.	21,489	341,030
Paramount Gold Nevada Corp.(a)(b)	49,123	40,772
Pershing Gold Corp.(a)	53,147	61,651
Ramaco Resources Inc.(a)(b)	14,661	85,034
Ryerson Holding Corp.(a)	38,326	328,071
Schnitzer Steel Industries Inc., Class A	62,303	1,495,272
SunCoke Energy Inc.(a)	154,627	1,312,783

Security	Shares	Value

Metals & Mining (continued)
Synalloy Corp.	20,185	$306,812
TimkenSteel Corp.(a)	94,894	1,030,549
Universal Stainless & Alloy Products Inc.(a)(b)	19,265	319,221

		6,982,604

Mortgage Real Estate Investment — 1.7%
AG Mortgage Investment Trust Inc.	68,759	1,157,901
Anworth Mortgage Asset Corp.	237,929	961,233
Arbor Realty Trust Inc.	173,623	2,251,890
Ares Commercial Real Estate Corp.	65,509	995,082
Arlington Asset Investment Corp., Class A	71,070	565,717
Cherry Hill Mortgage Investment Corp.	39,012	671,787
Dynex Capital Inc.	165,724	1,009,259
Ellington Residential Mortgage REIT	26,514	315,517
Exantas Capital Corp.	72,181	767,284
Great Ajax Corp.	40,780	560,317
Hunt Companies Finance Trust Inc.(b)	42,493	148,301
Manhattan Bridge Capital Inc.	13,942	88,532
New York Mortgage Trust Inc.	403,733	2,458,734
Orchid Island Capital Inc.	116,054	763,635
Ready Capital Corp.	71,426	1,047,826
Tremont Mortgage Trust	5,558	48,910
Western Asset Mortgage Capital Corp.	112,059	1,146,364

		14,958,289

Multi-Utilities — 0.2%
Unitil Corp.	34,365	1,861,552

Multiline Retail — 0.0%
Fred’s Inc., Class A(a)	59,624	147,271
Tuesday Morning Corp.(a)(b)	108,686	230,415

		377,686

Oil, Gas & Consumable Fuels — 2.5%
Abraxas Petroleum Corp.(a)	379,658	474,573
Adams Resources & Energy Inc.	5,591	218,384
Aemetis Inc.(a)(b)	31,291	26,034
Approach Resources Inc.(a)(b)	102,829	36,371
Ardmore Shipping Corp.(a)	79,524	489,868
Bonanza Creek Energy Inc.(a)	44,233	1,003,647
Centrus Energy Corp., Class A(a)(b)	14,540	40,567
Clean Energy Fuels Corp.(a)(b)	327,140	1,010,863
Comstock Resources Inc.(a)(b)	33,351	231,122
Contango Oil & Gas Co.(a)(b)	72,870	229,541
DHT Holdings Inc.	218,201	973,176
Dorian LPG Ltd.(a)	65,241	418,847
Earthstone Energy Inc., Class A(a)(b)	45,050	318,954
Energy Fuels Inc./Canada(a)(b)	199,960	665,867
Evolution Petroleum Corp.	60,164	406,107
Goodrich Petroleum Corp.(a)(b)	23,177	315,207
Hallador Energy Co.	40,384	212,420
International Seaways Inc.(a)	51,839	888,520
Isramco Inc.(a)	2,019	228,147
Lilis Energy Inc.(a)	105,290	123,189
Lonestar Resources U.S. Inc., Class A(a)(b)	33,540	134,495
Midstates Petroleum Co. Inc.(a)	35,905	350,792
Montage Resources Corp.(a)(b)	13,716	206,289
NACCO Industries Inc., Class A	9,400	359,268
NextDecade Corp.(a)(b)	18,332	101,193
Nordic American Tankers Ltd.	327,466	661,481
Northern Oil and Gas Inc.(a)	463,665	1,270,442
Overseas Shipholding Group Inc., Series A(a)	136,670	312,974

10	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pacific Ethanol Inc.(a)(b)	94,258	$92,373
Panhandle Oil and Gas Inc., Class A	38,379	602,550
Penn Virginia Corp.(a)	29,385	1,295,878
Renewable Energy Group Inc.(a)(b)	87,521	1,921,961
REX American Resources Corp.(a)	13,394	1,079,690
Ring Energy Inc.(a)(b)	134,326	788,494
Rosehill Resources Inc.(a)	7,195	24,463
SandRidge Energy Inc.(a)	72,592	582,188
SilverBow Resources Inc.(a)	17,214	395,922
Teekay Tankers Ltd., Class A	445,868	432,537
Torchlight Energy Resources Inc.(a)(b)	110,671	181,500
TransAtlantic Petroleum Ltd.(a)(b)	72,348	62,661
Ultra Petroleum Corp.(a)(b)	382,270	233,185
Uranium Energy Corp.(a)(b)	411,084	575,518
VAALCO Energy Inc.(a)	137,489	307,975
Vertex Energy Inc.(a)(b)	59,500	96,390
W&T Offshore Inc.(a)(b)	221,304	1,526,998
Zion Oil & Gas Inc.(a)(b)	128,872	97,298

		22,005,919

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	38,546	750,876
Verso Corp., Class A(a)	81,494	1,745,602

		2,496,478

Personal Products — 0.2%
DS Healthcare Group Inc.(a)(c)	30,533	—
Lifevantage Corp.(a)	33,057	472,385
Mannatech Inc.	5,116	89,530
Natural Alternatives International Inc.(a)(b)	14,339	164,898
Natural Health Trends Corp.	16,998	220,294
Nature’s Sunshine Products Inc.(a)(b)	21,323	198,091
United-Guardian Inc.	8,475	162,296
Veru Inc.(a)(b)	107,175	156,475
Youngevity International Inc.(a)(b)	22,011	125,463

		1,589,432

Pharmaceuticals — 3.2%
AcelRx Pharmaceuticals Inc.(a)(b)	145,195	505,279
Acer Therapeutics Inc.(a)(b)	8,886	215,930
Aclaris Therapeutics Inc.(a)	84,718	507,461
Adamis Pharmaceuticals Corp.(a)(b)	110,458	233,066
Adolor Corp. Escrow(a)(c)	77,501	1
Agile Therapeutics Inc.(a)(b)	46,264	69,859
Alimera Sciences Inc.(a)	150,153	159,162
Amphastar Pharmaceuticals Inc.(a)	84,924	1,734,997
Ampio Pharmaceuticals Inc.(a)(b)	236,441	132,880
ANI Pharmaceuticals Inc.(a)(b)	19,438	1,371,157
Aquestive Therapeutics Inc.(a)(b)	24,571	169,786
Aratana Therapeutics Inc.(a)	113,273	407,783
Arvinas Holding Co. LLC(a)(b)	19,404	286,403
Assertio Therapeutics Inc.(a)	142,268	721,299
Avenue Therapeutics Inc.(a)(b)	15,835	75,216
Axsome Therapeutics Inc.(a)(b)	46,544	662,321
BioDelivery Sciences International Inc.(a)	137,005	726,126
Cassava Sciences Inc.(a)	34,294	44,239
Cerecor Inc.(a)(b)	22,060	128,830
Chiasma Inc.(a)(b)	44,563	231,728
Clearside Biomedical Inc.(a)(b)	66,650	91,977
Cocrystal Pharma Inc.(a)(b)	28,462	77,701
Collegium Pharmaceutical Inc.(a)(b)	70,127	1,061,723
Cumberland Pharmaceuticals Inc.(a)(b)	27,564	160,147

Security	Shares	Value

Pharmaceuticals (continued)
Cymabay Therapeutics Inc.(a)(b)	141,836	$1,883,582
Dermira Inc.(a)	82,637	1,119,731
Dova Pharmaceuticals Inc.(a)(b)	29,100	258,699
Durect Corp.(a)(b)	373,397	233,709
Eloxx Pharmaceuticals Inc.(a)(b)	53,639	626,504
Eton Pharmaceuticals Inc.(a)(b)	8,571	68,568
Evofem Biosciences Inc.(a)(b)	11,907	41,675
Evoke Pharma Inc.(a)(b)	34,849	52,273
Evolus Inc.(a)(b)	22,098	498,752
Eyenovia Inc.(a)(b)	15,053	90,167
EyePoint Pharmaceuticals Inc.(a)(b)	120,815	216,259
Flex Pharma Inc.(a)	26,700	10,298
Harrow Health Inc.(a)	43,297	215,619
Innovate Biopharmaceuticals Inc.(a)(b)	48,567	93,734
Kala Pharmaceuticals Inc.(a)(b)	37,144	307,181
KemPharm Inc.(a)	46,078	76,950
Lannett Co. Inc.(a)(b)	70,733	556,669
Liquidia Technologies Inc.(a)	17,149	195,156
Marinus Pharmaceuticals Inc.(a)(b)	112,250	469,205
Melinta Therapeutics Inc.(a)(b)	16,464	58,447
Menlo Therapeutics Inc.(a)	23,334	183,172
Neos Therapeutics Inc.(a)	110,384	288,102
NovaBay Pharmaceuticals Inc.(a)	12,648	15,178
Novan Inc.(a)(b)	43,245	41,299
Novus Therapeutics Inc.(a)	12,467	50,117
Ocular Therapeutix Inc.(a)(b)	82,697	328,307
Odonate Therapeutics Inc.(a)(b)	16,752	370,387
Omeros Corp.(a)(b)	110,393	1,917,526
Opiant Pharmaceuticals Inc.(a)(b)	8,971	117,700
Optinose Inc.(a)(b)	46,584	479,815
Oramed Pharmaceuticals Inc.(a)(b)	41,326	150,427
Osmotica Pharmaceuticals PLC(a)(b)	22,999	82,796
Otonomy Inc.(a)	64,224	168,909
Paratek Pharmaceuticals Inc.(a)(b)	76,292	408,925
PLx Pharma Inc.(a)(b)	2,119	11,125
ProPhase Labs Inc.	20,009	60,227
Provention Bio Inc.(a)(b)	21,744	50,011
Reata Pharmaceuticals Inc., Class A(a)	44,899	3,837,518
resTORbio Inc.(a)(b)	18,060	123,169
scPharmaceuticals Inc.(a)(b)	17,069	51,207
SCYNEXIS Inc.(a)(b)	112,033	169,170
Sienna Biopharmaceuticals Inc.(a)(b)	34,822	80,787
SIGA Technologies Inc.(a)	124,876	750,505
Teligent Inc.(a)(b)	99,684	115,633
Tetraphase Pharmaceuticals Inc.(a)(b)	136,538	182,961
Verrica Pharmaceuticals Inc.(a)(b)	25,523	275,904
Xeris Pharmaceuticals Inc.(a)	48,545	487,392
Zomedica Pharmaceuticals Corp.(a)	120,935	42,327
Zynerba Pharmaceuticals Inc.(a)(b)	35,460	192,193

		27,881,038

Professional Services — 1.9%
Acacia Research Corp.(a)	108,314	353,104
Barrett Business Services Inc.	16,918	1,308,269
BG Staffing Inc.	19,620	428,501
CBIZ Inc.(a)	124,234	2,514,496
CRA International Inc.	18,829	951,618
DLH Holdings Corp.(a)(b)	13,761	88,070
Forrester Research Inc.	25,133	1,215,181
Franklin Covey Co.(a)	23,741	600,647
GP Strategies Corp.(a)	29,554	359,081

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Heidrick & Struggles International Inc.	44,202	$1,694,263
Hudson Global Inc.(a)(b)	75,571	114,868
InnerWorkings Inc.(a)(b)	102,268	370,210
Kelly Services Inc., Class A, NVS	74,225	1,637,403
Kforce Inc.	54,503	1,914,145
Mastech Digital Inc.(a)	9,966	61,417
Mistras Group Inc.(a)	41,438	572,259
RCM Technologies Inc.(a)	24,137	95,100
Red Violet Inc.(a)(b)	11,454	76,971
Resources Connection Inc.	71,967	1,190,334
ShiftPixy Inc.(a)(b)	46,318	62,529
Volt Information Sciences Inc.(a)(b)	30,985	145,630
Willdan Group Inc.(a)(b)	23,122	857,133

		16,611,229

Real Estate Management & Development — 0.5%
Altisource Asset Management Corp.(a)	1,963	61,345
Altisource Portfolio Solutions SA(a)(b)	23,225	549,736
American Realty Investors Inc.(a)	5,685	68,788
Consolidated-Tomoka Land Co.(b)	9,482	559,912
Forestar Group Inc.(a)	25,204	435,777
FRP Holdings Inc.(a)	16,894	803,648
Griffin Industrial Realty Inc.	4,085	142,362
Maui Land & Pineapple Co. Inc.(a)(b)	16,512	188,732
Rafael Holdings Inc., Class B(a)(b)	20,216	255,732
Tejon Ranch Co.(a)(b)	50,493	888,677
Trinity Place Holdings Inc.(a)(b)	42,562	170,248

		4,124,957

Road & Rail — 0.3%
Covenant Transportation Group Inc., Class A(a)	29,266	555,469
Daseke Inc.(a)(b)	97,334	495,430
PAM Transportation Services Inc.(a)	5,045	246,902
Patriot Transportation Holding Inc.(a)	5,764	108,363
Roadrunner Transportation Systems Inc.(a)	64,508	27,093
U.S. Xpress Enterprises Inc., Class A(a)	52,370	346,166
Universal Logistics Holdings Inc.	19,721	388,109
USA Truck Inc.(a)(b)	19,022	274,678
YRC Worldwide Inc.(a)	77,140	516,067

		2,958,277

Semiconductors & Semiconductor Equipment — 2.5%
ACM Research Inc., Class A(a)	20,092	310,020
Adesto Technologies Corp.(a)(b)	59,001	356,956
Aehr Test Systems(a)	44,948	62,028
Alpha & Omega Semiconductor Ltd.(a)(b)	47,943	551,824
Amtech Systems Inc.(a)(b)	26,476	141,117
Aquantia Corp.(a)	51,298	464,760
Atomera Inc.(a)(b)	32,533	88,164
Axcelis Technologies Inc.(a)	77,240	1,554,069
AXT Inc.(a)(b)	91,286	406,223
CEVA Inc.(a)	51,683	1,393,374
Cohu Inc.	93,936	1,385,556
CVD Equipment Corp.(a)	11,373	44,696
CyberOptics Corp.(a)	16,636	284,476
Everspin Technologies Inc.(a)(b)	28,140	215,552
FormFactor Inc.(a)(b)	174,845	2,813,256
GSI Technology Inc.(a)(b)	38,023	295,439
Ichor Holdings Ltd.(a)	52,239	1,179,557
Impinj Inc.(a)	38,754	649,323
Intermolecular Inc.(a)(b)	43,845	50,422
inTEST Corp.(a)	24,392	163,914

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Kopin Corp.(a)(b)	139,361	$186,744
Nanometrics Inc.(a)(b)	53,774	1,660,541
NeoPhotonics Corp.(a)	83,383	524,479
NVE Corp.	11,215	1,097,836
PDF Solutions Inc.(a)(b)	65,916	814,063
Photronics Inc.(a)(b)	154,547	1,460,469
Pixelworks Inc.(a)(b)	81,631	319,994
QuickLogic Corp.(a)(b)	222,036	135,575
Rudolph Technologies Inc.(a)	74,833	1,706,192
SMART Global Holdings Inc.(a)(b)	30,582	587,174
Summit Wireless Technologies Inc.(a)(b)	5,910	11,761
Ultra Clean Holdings Inc.(a)(b)	90,450	936,157

		21,851,711

Software — 2.5%
A10 Networks Inc.(a)	124,772	884,634
Agilysys Inc.(a)	36,677	776,452
Amber Road Inc.(a)	55,943	485,026
American Software Inc./GA, Class A	68,166	814,584
Asure Software Inc.(a)(b)	26,250	160,388
Aware Inc./MA(a)(b)	38,374	138,914
BSQUARE Corp.(a)	32,124	62,642
ChannelAdvisor Corp.(a)	61,807	752,809
Digimarc Corp.(a)(b)	26,661	836,622
Digital Turbine Inc.(a)	173,770	608,195
Domo Inc., Class B(a)(b)	39,512	1,593,519
eGain Corp.(a)(b)	42,365	442,714
Evolving Systems Inc.(a)	22,404	26,885
Finjan Holdings Inc.(a)(b)	41,501	121,598
Fusion Connect Inc.(a)(b)	55,869	73,188
GlobalSCAPE Inc.	33,373	211,585
GSE Systems Inc.(a)(b)	41,969	117,513
Intelligent Systems Corp.(a)	16,110	514,553
Issuer Direct Corp.	5,201	64,336
Majesco(a)	18,529	130,629
Mam Software Group Inc.(a)(b)	13,763	117,123
Marin Software Inc.(a)(b)	10,044	45,901
Mind CTI Ltd.	53,786	116,178
Mitek Systems Inc.(a)(b)	80,600	986,544
MobileIron Inc.(a)	177,409	970,427
Model N Inc.(a)	61,931	1,086,270
Net Element Inc.(a)(b)	7,031	41,483
NetSol Technologies Inc.(a)	24,513	159,580
NXT-ID Inc.(a)(b)	49,147	41,775
OneSpan Inc.(a)(b)	74,954	1,440,616
Park City Group Inc.(a)	31,455	251,325
QAD Inc., Class A	24,475	1,054,138
RealNetworks Inc.(a)(b)	58,748	182,706
Rimini Street Inc.(a)	23,780	118,900
Rubicon Project Inc. (The)(a)	107,446	653,272
Seachange International Inc.(a)(b)	72,844	96,883
SharpSpring Inc.(a)	17,088	273,750
ShotSpotter Inc.(a)(b)	17,259	666,197
SITO Mobile Ltd.(a)(b)	63,020	114,696
Smith Micro Software Inc.(a)	48,990	137,172
Support.com Inc.(a)	47,504	107,359
Synacor Inc.(a)(b)	80,767	126,804
Telaria Inc.(a)	101,030	640,530
Telenav Inc.(a)	73,650	447,056
Upland Software Inc.(a)	37,098	1,571,471
Veritone Inc.(a)(b)	18,426	95,815

12	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
VirnetX Holding Corp.(a)(b)	138,631	$877,534
Zix Corp.(a)	122,896	845,525

		22,083,816

Specialty Retail — 2.3%
America’s Car-Mart Inc./TX(a)(b)	13,730	1,254,098
Ascena Retail Group Inc.(a)(b)	417,292	450,675
Barnes & Noble Education Inc.(a)	91,383	383,809
Barnes & Noble Inc.	141,623	769,013
Big 5 Sporting Goods Corp.	45,845	145,787
Blink Charging Co.(a)(b)	41,161	128,834
Boot Barn Holdings Inc.(a)	66,122	1,946,632
Build-A-Bear Workshop Inc.(a)	33,989	207,333
Cato Corp. (The), Class A	52,895	792,367
Christopher & Banks Corp.(a)(b)	81,410	27,761
Citi Trends Inc.	28,289	546,260
Conn’s Inc.(a)(b)	46,190	1,055,903
Container Store Group Inc. (The)(a)(b)	38,195	336,116
Destination Maternity Corp.(a)(b)	27,793	60,589
Destination XL Group Inc.(a)	83,648	204,938
Francesca’s Holdings Corp.(a)(b)	81,436	55,083
GNC Holdings Inc., Class A(a)(b)	195,681	534,209
Haverty Furniture Companies Inc.	45,082	986,394
Hibbett Sports Inc.(a)(b)	43,472	991,596
J. Jill Inc.(b)	39,632	217,580
Kirkland’s Inc.(a)(b)	35,659	250,683
Lazydays Holdings Inc.(a)(b)	13,418	63,870
Lumber Liquidators Holdings Inc.(a)(b)	66,505	671,700
MarineMax Inc.(a)(b)	52,160	999,386
Pier 1 Imports Inc.(a)	184,771	141,073
Rent-A-Center Inc./TX(a)	105,048	2,192,352
RTW RetailWinds Inc.(a)(b)	69,815	167,556
Sears Hometown and Outlet Stores Inc.(a)(b)	21,950	48,290
Shoe Carnival Inc.	23,943	814,780
Sportsman’s Warehouse Holdings Inc.(a)(b)	89,421	429,221
Stage Stores Inc.(b)	65,081	67,033
Stein Mart Inc.(a)	73,395	72,668
Tandy Leather Factory Inc.(a)(b)	15,948	95,688
Tile Shop Holdings Inc.	95,096	538,243
Tilly’s Inc., Class A	49,121	546,717
Trans World Entertainment Corp.(a)	37,308	15,658
Vitamin Shoppe Inc.(a)	38,390	270,266
Winmark Corp.(b)	5,844	1,102,120
Zumiez Inc.(a)(b)	44,237	1,101,059

		20,683,340

Technology Hardware, Storage & Peripherals — 0.3%
AstroNova Inc.	16,044	327,137
Avid Technology Inc.(a)(b)	67,049	499,515
Boxlight Corp., Class A(a)(b)	2,476	7,923
Eastman Kodak Co.(a)(b)	38,235	113,176
Immersion Corp.(a)(b)	61,741	520,477
Intevac Inc.(a)(b)	54,972	336,978
TransAct Technologies Inc.	17,384	158,890
USA Technologies Inc.(a)(b)	135,339	561,657

		2,525,753

Textiles, Apparel & Luxury Goods — 1.0%
Crocs Inc.(a)	157,080	4,044,810
Crown Crafts Inc.	23,383	120,656
Culp Inc.	26,443	508,499
Delta Apparel Inc.(a)(b)	15,912	353,565

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Jerash Holdings U.S. Inc.	2,888	$21,227
Lakeland Industries Inc.(a)(b)	19,557	229,599
Movado Group Inc.	37,170	1,352,244
Rocky Brands Inc.	16,458	394,334
Sequential Brands Group Inc.(a)(b)	95,424	122,143
Superior Group of Companies Inc.	21,814	362,549
Unifi Inc.(a)	36,902	714,054
Vera Bradley Inc.(a)	52,337	693,465
Vince Holding Corp.(a)(b)	7,363	91,301

		9,008,446

Thrifts & Mortgage Finance — 3.6%
Bank7 Corp.(a)(b)	8,644	150,146
Bridgewater Bancshares Inc.(a)	58,844	606,682
Central Federal Corp.(a)(b)	9,870	126,533
Dime Community Bancshares Inc.	77,382	1,449,365
Entegra Financial Corp.(a)	16,809	377,362
ESSA Bancorp. Inc.	28,607	440,548
Federal Agricultural Mortgage Corp., Class C, NVS	21,270	1,540,586
First Defiance Financial Corp.	52,893	1,520,145
FS Bancorp. Inc.	10,166	513,180
Hingham Institution for Savings	3,423	588,790
Home Bancorp. Inc.	20,489	681,259
HomeStreet Inc.(a)(b)	60,515	1,594,570
HopFed Bancorp. Inc.	18,278	360,077
Impac Mortgage Holdings Inc.(a)(b)	22,649	88,784
Luther Burbank Corp.	49,965	504,647
Merchants Bancorp/IN	40,087	861,871
Meridian Bancorp. Inc.	122,998	1,929,839
Meta Financial Group Inc.	65,999	1,298,860
Mr Cooper Group Inc.(a)(b)	176,129	1,689,077
NMI Holdings Inc., Class A(a)	149,365	3,864,073
Ocwen Financial Corp.(a)	280,149	509,871
OP Bancorp	34,651	303,196
PB Bancorp Inc.	21,246	235,618
PCSB Financial Corp.(b)	41,921	820,394
Ponce de Leon Federal Bank(a)	24,767	345,500
Provident Bancorp. Inc.(a)(b)	12,161	275,447
Provident Financial Holdings Inc.	22,688	451,945
Prudential Bancorp. Inc.	24,714	428,788
Randolph Bancorp Inc.(a)(b)	16,881	255,072
Rhinebeck Bancorp Inc.(a)(b)	7,987	95,844
Riverview Bancorp. Inc.	57,006	416,714
Sachem Capital Corp.	30,285	136,585
Security National Financial Corp., Class A(a)	23,867	112,652
Severn Bancorp. Inc.	24,828	235,245
SI Financial Group Inc.	33,173	428,263
Southern Missouri Bancorp. Inc.	18,878	581,442
Sterling Bancorp Inc./MI	51,910	526,367
Territorial Bancorp. Inc.	23,655	636,556
Timberland Bancorp. Inc./WA	17,968	502,745
United Community Financial Corp./OH	123,492	1,154,650
United Financial Bancorp. Inc.	125,319	1,798,328
Waterstone Financial Inc.	58,766	967,288
Western New England Bancorp Inc.	65,707	606,476

		32,011,380

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	277,781	475,006
Pyxus International Inc.(a)(b)	19,765	472,186

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (continued) March 31, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco (continued)
Turning Point Brands Inc.	19,014	$876,355

		1,823,547

Trading Companies & Distributors — 0.8%
BlueLinx Holdings Inc.(a)(b)	21,194	564,608
CAI International Inc.(a)(b)	40,918	949,298
DXP Enterprises Inc./TX(a)	38,338	1,492,115
EVI Industries Inc.(b)	9,114	347,517
Foundation Building Materials Inc.(a)	35,025	344,646
General Finance Corp.(a)	26,970	251,630
Houston Wire & Cable Co.(a)(b)	40,601	257,004
Huttig Building Products Inc.(a)(b)	57,879	160,325
Lawson Products Inc./DE(a)	16,140	506,150
Titan Machinery Inc.(a)	44,174	687,348
Transcat Inc.(a)(b)	16,392	376,688
Veritiv Corp.(a)	27,404	721,273
Willis Lease Finance Corp.(a)	8,056	341,494

		7,000,096

Water Utilities — 0.9%
AquaVenture Holdings Ltd.(a)(b)	25,686	497,024
Artesian Resources Corp., Class A, NVS	19,064	710,515
Cadiz Inc.(a)(b)	53,793	520,716
Connecticut Water Service Inc.	28,539	1,959,202
Consolidated Water Co. Ltd.	35,810	460,875
Global Water Resources Inc.	28,138	276,034
Middlesex Water Co.	37,776	2,115,078
Pure Cycle Corp.(a)	40,697	401,273
York Water Co. (The)	31,290	1,073,873

		8,014,590

Wireless Telecommunication Services — 0.4%
Boingo Wireless Inc.(a)(b)	97,167	2,262,048
Gogo Inc.(a)(b)	137,202	616,037
NII Holdings Inc.(a)(b)	207,698	407,088
Spok Holdings Inc.	46,105	627,950

		3,913,123

Total Common Stocks — 99.6% (Cost: $934,639,612)		878,960,466

Rights

Media — 0.0%
Social Reality Inc., (Expires 12/31/19)(a)(b)(c)	23,207	—

Total Rights — 0.0% (Cost: $0)		—

Warrants

Energy Equipment & Services — 0.0%
Basic Energy Services Inc., (Expires 12/23/23)(a)(c)	4,203	357

Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy Inc., (Expires 04/28/20)(a)(c)	3,803	114

Thrifts & Mortgage Finance — 0.0%
Ditech Holding Corp., (Expires 01/31/28)(a)(c)	2,752	6
Ditech Holding Corp., (Expires 02/09/28)(a)(c)	3,469	24

		30

Total Warrants — 0.0% (Cost: $0)		501

Security	Shares	Value
Short-Term Investments

Money Market Funds — 18.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(d)(e)(f)	164,640,868	$164,706,724
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	1,117,626	1,117,626

		165,824,350

Total Short-Term Investments — 18.8% (Cost: $165,764,698)		165,824,350

Total Investments in Securities — 118.4% (Cost: $1,100,404,310)		1,044,785,317

Other Assets, Less Liabilities — (18.4)%		(162,450,399)

Net Assets — 100.0%		$882,334,918

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

14	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Harris Corp.	189	$30,185
Huntington Ingalls Industries Inc.	69	14,297
TransDigm Group Inc.(a)	77	34,957

		79,439

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	215	18,703

Airlines — 0.5%
Alaska Air Group Inc.	187	10,494
Southwest Airlines Co.	817	42,411

		52,905

Automobiles — 0.0%
Thor Industries Inc.	78	4,865

Banks — 11.7%
Associated Banc-Corp.	237	5,060
Bank of America Corp.	12,971	357,870
Bank of Hawaii Corp.	58	4,575
Bank OZK	171	4,956
BankUnited Inc.	142	4,743
BB&T Corp.	1,105	51,416
BOK Financial Corp.	46	3,751
CIT Group Inc.	145	6,956
Citizens Financial Group Inc.	683	22,198
Comerica Inc.	232	17,010
Commerce Bancshares Inc.	142	8,245
Cullen/Frost Bankers Inc.	83	8,057
East West Bancorp. Inc.	203	9,738
Fifth Third Bancorp.	1,101	27,767
First Citizens BancShares Inc./NC, Class A	11	4,479
First Hawaiian Inc.	188	4,897
First Horizon National Corp.	457	6,389
First Republic Bank/CA	233	23,407
FNB Corp.	456	4,834
Huntington Bancshares Inc./OH	1,496	18,969
KeyCorp.	1,459	22,979
M&T Bank Corp.	200	31,404
PacWest Bancorp.	182	6,845
People’s United Financial Inc.	526	8,647
Pinnacle Financial Partners Inc.	106	5,798
PNC Financial Services Group Inc. (The)	658	80,710
Prosperity Bancshares Inc.	94	6,492
Regions Financial Corp.	1,474	20,857
Signature Bank/New York NY	75	9,605
Sterling Bancorp./DE	315	5,868
SunTrust Banks Inc.	648	38,394
SVB Financial Group(a)	77	17,122
Synovus Financial Corp.	229	7,868
TCF Financial Corp.	231	4,779
Texas Capital Bancshares Inc.(a)	70	3,821
U.S. Bancorp.	2,177	104,910
Umpqua Holdings Corp.	310	5,115
Webster Financial Corp.	130	6,587
Wells Fargo & Co.	5,943	287,166
Western Alliance Bancorp.(a)	138	5,664
Wintrust Financial Corp.	79	5,319
Zions Bancorp. N.A.	271	12,306

		1,293,573

Security	Shares	Value

Beverages — 0.4%
Constellation Brands Inc., Class A	248	$43,482

Biotechnology — 1.7%
Agios Pharmaceuticals Inc.(a)	79	5,328
Alnylam Pharmaceuticals Inc.(a)	151	14,111
Bluebird Bio Inc.(a)	85	13,373
Exact Sciences Corp.(a)	193	16,718
Incyte Corp.(a)	281	24,169
Ionis Pharmaceuticals Inc.(a)	202	16,396
Neurocrine Biosciences Inc.(a)	144	12,686
Regeneron Pharmaceuticals Inc.(a)	129	52,970
Sarepta Therapeutics Inc.(a)	104	12,396
Seattle Genetics Inc.(a)	175	12,817
United Therapeutics Corp.(a)	66	7,746

		188,710

Building Products — 0.1%
Armstrong World Industries Inc.	71	5,639

Capital Markets — 2.7%
Ameriprise Financial Inc.	196	25,108
Cboe Global Markets Inc.	158	15,079
Charles Schwab Corp. (The)	1,726	73,804
CME Group Inc.	511	84,100
E*TRADE Financial Corp.	355	16,483
Eaton Vance Corp., NVS	163	6,571
LPL Financial Holdings Inc.	125	8,706
Raymond James Financial Inc.	186	14,956
T Rowe Price Group Inc.	337	33,740
TD Ameritrade Holding Corp.	405	20,246

		298,793

Chemicals — 0.0%
Scotts Miracle-Gro Co. (The)	63	4,951

Commercial Services & Supplies — 1.3%
ADT Inc.	169	1,080
Cintas Corp.	136	27,487
KAR Auction Services Inc.	209	10,724
Republic Services Inc.	343	27,570
Rollins Inc.	228	9,489
Waste Management Inc.	678	70,451

		146,801

Construction & Engineering — 0.0%
Arcosa Inc.	80	2,444

Construction Materials — 0.5%
Eagle Materials Inc.	72	6,070
Martin Marietta Materials Inc.	101	20,319
Vulcan Materials Co.	210	24,864

		51,253

Consumer Finance — 1.5%
Ally Financial Inc.	579	15,917
Capital One Financial Corp.	670	54,732
Credit Acceptance Corp.(a)	16	7,231
Discover Financial Services	475	33,801
Navient Corp.	356	4,119
OneMain Holdings Inc.	107	3,397
Santander Consumer USA Holdings Inc.	176	3,719
SLM Corp.	610	6,045
Synchrony Financial	1,035	33,017

		161,978

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.3%
Packaging Corp. of America	151	$15,006
Westrock Co.	405	15,532

		30,538

Distributors — 0.1%
Pool Corp.	62	10,228

Diversified Consumer Services — 0.4%
frontdoor Inc.(a)	134	4,612
Grand Canyon Education Inc.(a)	74	8,474
H&R Block Inc.	321	7,685
Service Corp. International/U.S.	273	10,961
ServiceMaster Global Holdings Inc.(a)	215	10,040

		41,772

Diversified Financial Services — 3.6%
Berkshire Hathaway Inc., Class B(a)	1,874	376,468
Jefferies Financial Group Inc.	438	8,230
Voya Financial Inc.	215	10,741

		395,439

Diversified Telecommunication Services — 7.0%
AT&T Inc.	11,577	363,055
CenturyLink Inc.	1,514	18,153
Verizon Communications Inc.	6,588	389,548

		770,756

Electric Utilities — 6.8%
Alliant Energy Corp.	373	17,579
American Electric Power Co. Inc.	786	65,828
Avangrid Inc.	86	4,330
Duke Energy Corp.	1,134	102,060
Edison International	507	31,393
Entergy Corp.	287	27,446
Evergy Inc.	421	24,439
Eversource Energy	501	35,546
Exelon Corp.	1,535	76,950
FirstEnergy Corp.	772	32,123
Hawaiian Electric Industries Inc.	169	6,890
NextEra Energy Inc.	760	146,923
OGE Energy Corp.	311	13,410
PG&E Corp.(a)	816	14,525
Pinnacle West Capital Corp.	179	17,109
Southern Co. (The)	1,647	85,117
Xcel Energy Inc.	812	45,643

		747,311

Electrical Equipment — 0.2%
Acuity Brands Inc.	62	7,441
Hubbell Inc.	87	10,264

		17,705

Electronic Equipment, Instruments & Components — 0.2%
CDW Corp./DE	231	22,261

Energy Equipment & Services — 0.1%
Helmerich & Payne Inc.	167	9,278
Patterson-UTI Energy Inc.	342	4,795

		14,073

Entertainment — 0.1%
Madison Square Garden Co. (The), Class A(a)	29	8,501

Equity Real Estate Investment Trusts (REITs) — 8.5%
Alexandria Real Estate Equities Inc.	161	22,952
American Campus Communities Inc.	192	9,135

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Homes 4 Rent, Class A	363	$8,247
Apartment Investment & Management Co., Class A	218	10,963
Apple Hospitality REIT Inc.	306	4,988
AvalonBay Communities Inc.	200	40,146
Boston Properties Inc.	221	29,587
Brandywine Realty Trust	240	3,806
Brixmor Property Group Inc.	426	7,826
Brookfield Property REIT Inc., Class A	180	3,688
Camden Property Trust	125	12,688
Columbia Property Trust Inc.	167	3,759
CoreSite Realty Corp.	51	5,458
Corporate Office Properties Trust	145	3,959
Crown Castle International Corp.	598	76,544
CubeSmart	262	8,394
CyrusOne Inc.	145	7,604
Douglas Emmett Inc.	229	9,256
Duke Realty Corp.	503	15,382
Empire State Realty Trust Inc., Class A	193	3,049
EPR Properties	105	8,075
Equity Commonwealth	166	5,427
Equity LifeStyle Properties Inc.	124	14,173
Equity Residential	513	38,639
Essex Property Trust Inc.	95	27,478
Extra Space Storage Inc.	176	17,936
Federal Realty Investment Trust	103	14,199
Gaming and Leisure Properties Inc.	285	10,992
HCP Inc.	682	21,347
Healthcare Trust of America Inc., Class A	291	8,320
Highwoods Properties Inc.	150	7,017
Hospitality Properties Trust	229	6,025
Host Hotels & Resorts Inc.	1,056	19,958
Hudson Pacific Properties Inc.	213	7,331
Invitation Homes Inc.	491	11,946
JBG SMITH Properties	149	6,161
Kilroy Realty Corp.	143	10,862
Kimco Realty Corp.	575	10,638
Lamar Advertising Co., Class A	119	9,432
Life Storage Inc.	65	6,323
Macerich Co. (The)	192	8,323
Mid-America Apartment Communities Inc.	165	18,039
National Retail Properties Inc.	230	12,740
Omega Healthcare Investors Inc.	277	10,568
Outfront Media Inc.	190	4,446
Paramount Group Inc.	292	4,143
Park Hotels & Resorts Inc.	283	8,796
Public Storage	214	46,605
Realty Income Corp.	421	30,969
Regency Centers Corp.	219	14,780
Retail Properties of America Inc., Class A	310	3,779
Senior Housing Properties Trust	323	3,805
Simon Property Group Inc.	443	80,719
SITE Centers Corp.	215	2,928
SL Green Realty Corp.	118	10,611
Spirit Realty Capital Inc.	120	4,768
STORE Capital Corp.	278	9,313
Sun Communities Inc.	123	14,578
Taubman Centers Inc.	83	4,389
UDR Inc.	398	18,093
Ventas Inc.	511	32,607
VEREIT Inc.	1,370	11,467

16	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties Inc.	589	$12,887
Vornado Realty Trust	251	16,927
Weingarten Realty Investors	162	4,758

		940,748

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	57	7,340
Kroger Co. (The)	1,255	30,873
Sprouts Farmers Market Inc.(a)	195	4,200
U.S. Foods Holding Corp.(a)	347	12,114

		54,527

Food Products — 1.0%
Conagra Brands Inc.	761	21,110
Flowers Foods Inc.	280	5,970
Hormel Foods Corp.	436	19,515
JM Smucker Co. (The)	175	20,387
Post Holdings Inc.(a)	102	11,159
Tyson Foods Inc., Class A	464	32,216

		110,357

Gas Utilities — 0.2%
Atmos Energy Corp.	183	18,836
National Fuel Gas Co.	129	7,864

		26,700

Health Care Equipment & Supplies — 0.2%
ABIOMED Inc.(a)	68	19,420

Health Care Providers & Services — 9.1%
AmerisourceBergen Corp.	247	19,641
Anthem Inc.	414	118,810
Cardinal Health Inc.	474	22,823
Centene Corp.(a)	648	34,409
Chemed Corp.	24	7,682
Cigna Corp.	593	95,366
CVS Health Corp.	2,045	110,287
DaVita Inc.(a)	201	10,912
Encompass Health Corp.	153	8,935
HCA Healthcare Inc.	436	56,846
Humana Inc.	216	57,456
MEDNAX Inc.(a)	143	3,885
Molina Healthcare Inc.(a)	96	13,628
Premier Inc., Class A(a)	80	2,759
Quest Diagnostics Inc.	213	19,153
UnitedHealth Group Inc.	1,522	376,330
Universal Health Services Inc., Class B	134	17,925
WellCare Health Plans Inc.(a)	78	21,041

		997,888

Health Care Technology — 0.3%
Cerner Corp.(a)	493	28,205

Hotels, Restaurants & Leisure — 0.9%
Caesars Entertainment Corp.(a)	929	8,073
Chipotle Mexican Grill Inc.(a)	39	27,702
Choice Hotels International Inc.	54	4,198
Darden Restaurants Inc.	198	24,051
Domino’s Pizza Inc.	66	17,035
Extended Stay America Inc.	290	5,206
Hilton Grand Vacations Inc.(a)	151	4,658
Six Flags Entertainment Corp.	111	5,478
Wendy’s Co. (The)	299	5,349

		101,750

Security	Shares	Value

Household Durables — 0.7%
DR Horton Inc.	550	$22,759
Lennar Corp., Class A	446	21,894
Lennar Corp., Class B	28	1,095
NVR Inc.(a)	5	13,835
PulteGroup Inc.	406	11,352
Toll Brothers Inc.	215	7,783

		78,718

Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy Inc.	459	19,499
Vistra Energy Corp.	641	16,685

		36,184

Insurance — 3.6%
Allstate Corp. (The)	479	45,112
American Financial Group Inc./OH	102	9,813
American National Insurance Co.	12	1,450
Arch Capital Group Ltd.(a)	563	18,196
Athene Holding Ltd., Class A(a)	224	9,139
Brighthouse Financial Inc.(a)	170	6,169
Brown & Brown Inc.	327	9,650
Cincinnati Financial Corp.	223	19,156
CNA Financial Corp.	44	1,907
Erie Indemnity Co., Class A, NVS	35	6,248
Fidelity National Financial Inc.	384	14,035
First American Financial Corp.	154	7,931
Hartford Financial Services Group Inc. (The)	516	25,656
Lincoln National Corp.	309	18,138
Loews Corp.	402	19,268
Mercury General Corp.	35	1,752
Old Republic International Corp.	399	8,347
Principal Financial Group Inc.	397	19,925
Progressive Corp. (The)	839	60,484
Torchmark Corp.	150	12,293
Travelers Companies Inc. (The)	380	52,121
Unum Group	291	9,845
White Mountains Insurance Group Ltd.	4	3,702
WR Berkley Corp.	134	11,353

		391,690

Interactive Media & Services — 0.1%
Zillow Group Inc., Class A(a)	74	2,531
Zillow Group Inc., Class C, NVS(a)	171	5,940

		8,471

Internet & Direct Marketing Retail — 0.2%
GrubHub Inc.(a)	141	9,795
Wayfair Inc., Class A(a)	92	13,658

		23,453

IT Services — 2.4%
Black Knight Inc.(a)	202	11,009
Booz Allen Hamilton Holding Corp.	217	12,616
Broadridge Financial Solutions Inc.	185	19,183
CoreLogic Inc.(a)	126	4,695
Fiserv Inc.(a)	637	56,234
Jack Henry & Associates Inc.	124	17,204
Leidos Holdings Inc.	224	14,356
Paychex Inc.	514	41,223
Square Inc., Class A(a)	469	35,138
Switch Inc., Class A	56	577
Worldpay Inc., Class A(a)	478	54,253

		266,488

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 0.0%
Trinity Industries Inc.	234	$5,085

Marine — 0.1%
Kirby Corp.(a)	90	6,760

Media — 4.2%
Cable One Inc.	6	5,888
CBS Corp., Class B, NVS	515	24,478
Charter Communications Inc., Class A(a)	271	94,013
Comcast Corp., Class A	7,156	286,097
DISH Network Corp., Class A(a)	347	10,996
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	136	5,193
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	264	10,095
Sirius XM Holdings Inc.	2,623	14,872
Tribune Media Co., Class A	133	6,137

		457,769

Metals & Mining — 0.5%
Nucor Corp.	486	28,358
Reliance Steel & Aluminum Co.	111	10,019
Steel Dynamics Inc.	356	12,556

		50,933

Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	773	13,914
Annaly Capital Management Inc.	1,972	19,700
Chimera Investment Corp.	263	4,929
MFA Financial Inc.	631	4,587
New Residential Investment Corp.	577	9,757
Starwood Property Trust Inc.	394	8,806
Two Harbors Investment Corp.	347	4,695

		66,388

Multi-Utilities — 3.3%
Ameren Corp.	389	28,611
CenterPoint Energy Inc.	791	24,284
CMS Energy Corp.	448	24,882
Consolidated Edison Inc.	494	41,896
Dominion Energy Inc.	1,213	92,988
DTE Energy Co.	286	35,676
MDU Resources Group Inc.	307	7,930
NiSource Inc.	594	17,024
Public Service Enterprise Group Inc.	804	47,765
WEC Energy Group Inc.	500	39,540

		360,596

Multiline Retail — 1.8%
Dollar General Corp.	423	50,464
Dollar Tree Inc.(a)	373	39,180
Kohl’s Corp.	259	17,811
Macy’s Inc.	488	11,727
Nordstrom Inc.	181	8,033
Target Corp.	837	67,177

		194,392

Oil, Gas & Consumable Fuels — 5.1%
Cabot Oil & Gas Corp.	681	17,774
Cheniere Energy Inc.(a)	368	25,157
Chesapeake Energy Corp.(a)	1,651	5,118
Cimarex Energy Co.	160	11,184
CNX Resources Corp.(a)	327	3,522
Concho Resources Inc.	312	34,620
Continental Resources Inc./OK(a)	136	6,089
Diamondback Energy Inc.	248	25,179

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Inc.	919	$87,470
EQT Corp.	410	8,503
Equitrans Midstream Corp.	328	7,144
HollyFrontier Corp.	259	12,761
Kinder Morgan Inc./DE	3,113	62,291
Marathon Petroleum Corp.	1,072	64,159
ONEOK Inc.	654	45,675
Parsley Energy Inc., Class A(a)	431	8,318
PBF Energy Inc., Class A	185	5,761
Pioneer Natural Resources Co.	271	41,268
QEP Resources Inc.(a)	349	2,719
Range Resources Corp.	329	3,698
SM Energy Co.	191	3,341
Targa Resources Corp.	355	14,750
Whiting Petroleum Corp.(a)	94	2,457
Williams Companies Inc. (The)	1,897	54,482
WPX Energy Inc.(a)	647	8,482

		561,922

Pharmaceuticals — 0.1%
Jazz Pharmaceuticals PLC(a)	95	13,580

Professional Services — 0.2%
CoStar Group Inc.(a)	57	26,586

Real Estate Management & Development — 0.1%
Howard Hughes Corp. (The)(a)	55	6,050
Realogy Holdings Corp.	174	1,984

		8,034

Road & Rail — 3.7%
AMERCO	12	4,458
CSX Corp.	1,234	92,328
JB Hunt Transport Services Inc.	136	13,775
Knight-Swift Transportation Holdings Inc.	201	6,569
Landstar System Inc.	64	7,001
Norfolk Southern Corp.	426	79,615
Old Dominion Freight Line Inc.	103	14,872
Schneider National Inc., Class B	74	1,558
Union Pacific Corp.	1,152	192,614

		412,790

Software — 1.5%
2U Inc.(a)	86	6,093
Intuit Inc.	393	102,734
Paycom Software Inc.(a)	78	14,752
RealPage Inc.(a)	112	6,798
RingCentral Inc., Class A(a)	110	11,858
Tyler Technologies Inc.(a)	62	12,673
Ultimate Software Group Inc. (The)(a)	48	15,846

		170,754

Specialty Retail — 7.2%
Advance Auto Parts Inc.	113	19,270
AutoNation Inc.(a)	86	3,072
AutoZone Inc.(a)	40	40,965
Best Buy Co. Inc.	367	26,079
Burlington Stores Inc.(a)	107	16,765
CarMax Inc.(a)	269	18,776
Dick’s Sporting Goods Inc.	116	4,270
Floor & Decor Holdings Inc., Class A(a)	93	3,834
Home Depot Inc. (The)	1,799	345,210
L Brands Inc.	362	9,984
Lowe’s Companies Inc.	1,279	140,012

18	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Michaels Companies Inc. (The)(a)	170	$1,941
O’Reilly Automotive Inc.(a)	123	47,761
Ross Stores Inc.	583	54,277
Tractor Supply Co.	196	19,161
Ulta Salon Cosmetics & Fragrance Inc.(a)	91	31,734
Urban Outfitters Inc.(a)	112	3,320
Williams-Sonoma Inc.	129	7,259

		793,690

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s Inc.	70	7,055

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	673	7,786
TFS Financial Corp.	76	1,252

		9,038

Tobacco — 1.6%
Altria Group Inc.	3,015	173,151

Trading Companies & Distributors — 0.6%
Fastenal Co.	456	29,325
HD Supply Holdings Inc.(a)	288	12,485
MSC Industrial Direct Co. Inc., Class A	69	5,707
United Rentals Inc.(a)	128	14,624
Watsco Inc.	51	7,304

		69,445

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	123	5,070

Water Utilities — 0.4%
American Water Works Co. Inc.	288	30,027
Aqua America Inc.	278	10,130

		40,157

Wireless Telecommunication Services — 0.4%
Sprint Corp.(a)	1,024	5,786
Telephone & Data Systems Inc.	152	4,671
T-Mobile U.S. Inc.(a)	493	34,066
U.S. Cellular Corp.(a)	26	1,194

		45,717

Total Common Stocks — 99.7% (Cost: $10,740,946)		10,975,631

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	22,418	22,418

Total Short-Term Investments — 0.2% (Cost: $22,418)		22,418

Total Investments in Securities — 99.9% (Cost: $10,763,364)		10,998,049

Other Assets, Less Liabilities — 0.1%		11,467

Net Assets — 100.0%		$11,009,516

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments March 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
BWX Technologies Inc.	761	$37,731
Curtiss-Wright Corp.	336	38,082
HEICO Corp.	302	28,651
HEICO Corp., Class A	580	48,755
Hexcel Corp.	652	45,092
Huntington Ingalls Industries Inc.	326	67,547
Spirit AeroSystems Holdings Inc., Class A	810	74,139
Teledyne Technologies Inc.(a)	272	64,467

		404,464

Airlines — 0.3%
Alaska Air Group Inc.	922	51,742
Copa Holdings SA, Class A, NVS	244	19,669
JetBlue Airways Corp.(a)	2,352	38,479

		109,890

Auto Components — 0.3%
Adient PLC	326	4,225
Gentex Corp.	2,014	41,649
Goodyear Tire & Rubber Co. (The)	1,787	32,434
Visteon Corp.(a)	225	15,154

		93,462

Automobiles — 0.2%
Harley-Davidson Inc.	1,256	44,789
Thor Industries Inc.	389	24,262

		69,051

Banks — 2.7%
Associated Banc-Corp.	1,259	26,880
Bank of Hawaii Corp.	320	25,238
Bank OZK	938	27,183
BankUnited Inc.	755	25,217
BOK Financial Corp.	249	20,306
CIT Group Inc.	772	37,033
Commerce Bancshares Inc.	762	44,242
Cullen/Frost Bankers Inc.	433	42,031
East West Bancorp. Inc.	1,111	53,295
First Citizens BancShares Inc./NC, Class A	60	24,432
First Hawaiian Inc.	1,008	26,258
First Horizon National Corp.	2,419	33,818
FNB Corp.	2,480	26,288
PacWest Bancorp.	942	35,429
People’s United Financial Inc.	2,840	46,690
Pinnacle Financial Partners Inc.	581	31,781
Popular Inc.	756	39,410
Prosperity Bancshares Inc.	511	35,290
Signature Bank/New York NY	399	51,100
Sterling Bancorp./DE	1,635	30,460
Synovus Financial Corp.	1,227	42,160
TCF Financial Corp.	1,231	25,469
Texas Capital Bancshares Inc.(a)	388	21,181
Umpqua Holdings Corp.	1,685	27,802
Webster Financial Corp.	701	35,520
Western Alliance Bancorp.(a)	758	31,108
Wintrust Financial Corp.	429	28,884
Zions Bancorp. N.A.	1,420	64,482

		958,987

Biotechnology — 2.0%
Agios Pharmaceuticals Inc.(a)	390	26,301
Alkermes PLC(a)	1,180	43,058

Security	Shares	Value

Biotechnology (continued)
Alnylam Pharmaceuticals Inc.(a)	722	$67,471
Bluebird Bio Inc.(a)	414	65,135
Exact Sciences Corp.(a)	918	79,517
Exelixis Inc.(a)	2,259	53,764
Ionis Pharmaceuticals Inc.(a)	955	77,517
Moderna Inc.(a)(b)	185	3,765
Neurocrine Biosciences Inc.(a)	689	60,701
Sage Therapeutics Inc.(a)	374	59,485
Sarepta Therapeutics Inc.(a)	509	60,668
Seattle Genetics Inc.(a)	832	60,936
United Therapeutics Corp.(a)	332	38,967

		697,285

Building Products — 1.0%
Allegion PLC	726	65,855
AO Smith Corp.	1,087	57,959
Armstrong World Industries Inc.	335	26,606
Fortune Brands Home & Security Inc.	1,089	51,847
Lennox International Inc.	275	72,710
Owens Corning	836	39,392
USG Corp.	633	27,409

		341,778

Capital Markets — 1.1%
BGC Partners Inc., Class A	2,117	11,241
Eaton Vance Corp., NVS	861	34,707
Evercore Inc., Class A	309	28,119
FactSet Research Systems Inc.	286	71,005
Lazard Ltd., Class A	890	32,165
Legg Mason Inc.	655	17,927
LPL Financial Holdings Inc.	647	45,063
MarketAxess Holdings Inc.	282	69,395
Morningstar Inc.	142	17,891
SEI Investments Co.	928	48,488
Virtu Financial Inc., Class A	317	7,529

		383,530

Chemicals — 1.3%
Ashland Global Holdings Inc.	480	37,502
Axalta Coating Systems Ltd.(a)	1,588	40,034
Cabot Corp.	448	18,650
CF Industries Holdings Inc.	1,765	72,153
Chemours Co. (The)	1,310	48,680
Element Solutions Inc.(a)	1,714	17,311
Huntsman Corp.	1,677	37,716
NewMarket Corp.	58	25,147
Olin Corp.	1,265	29,272
RPM International Inc.	994	57,692
Scotts Miracle-Gro Co. (The)	310	24,360
Valvoline Inc.	1,454	26,986
WR Grace & Co.	508	39,644

		475,147

Commercial Services & Supplies — 0.5%
ADT Inc.	848	5,419
Clean Harbors Inc.(a)	395	28,254
KAR Auction Services Inc.	1,030	52,849
Rollins Inc.	1,112	46,282
Stericycle Inc.(a)	643	34,992

		167,796

Communications Equipment — 0.3%
ARRIS International PLC(a)	1,249	39,481
CommScope Holding Co. Inc.(a)	1,463	31,791

20	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
EchoStar Corp., Class A(a)	376	$13,705
Ubiquiti Networks Inc.	117	17,516

		102,493

Construction & Engineering — 0.6%
AECOM(a)	1,195	35,456
Arcosa Inc.	379	11,578
Fluor Corp.	1,080	39,744
Jacobs Engineering Group Inc.	997	74,964
Quanta Services Inc.	1,119	42,231
Valmont Industries Inc.	166	21,597

		225,570

Construction Materials — 0.1%
Eagle Materials Inc.	346	29,168

Consumer Finance — 0.4%
Credit Acceptance Corp.(a)	84	37,962
Navient Corp.	1,902	22,006
OneMain Holdings Inc.	591	18,764
Santander Consumer USA Holdings Inc.	896	18,933
SLM Corp.	3,344	33,139

		130,804

Containers & Packaging — 1.5%
AptarGroup Inc.	477	50,748
Ardagh Group SA	143	1,859
Avery Dennison Corp.	661	74,693
Bemis Co. Inc.	695	38,559
Berry Global Group Inc.(a)	1,004	54,085
Crown Holdings Inc.(a)	992	54,133
Graphic Packaging Holding Co.	2,293	28,961
Owens-Illinois Inc.	1,237	23,478
Packaging Corp. of America	715	71,057
Sealed Air Corp.	1,202	55,364
Silgan Holdings Inc.	604	17,897
Sonoco Products Co.	757	46,578

		517,412

Distributors — 0.1%
Pool Corp.	301	49,656

Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions Inc.(a)	439	55,801
frontdoor Inc.(a)	527	18,140
Graham Holdings Co., Class B	32	21,862
Grand Canyon Education Inc.(a)	364	41,682
H&R Block Inc.	1,582	37,873
Service Corp. International/U.S.	1,335	53,600
ServiceMaster Global Holdings Inc.(a)	1,046	48,848

		277,806

Diversified Financial Services — 0.2%
Voya Financial Inc.	1,158	57,854

Diversified Telecommunication Services — 0.1%
Zayo Group Holdings Inc.(a)	1,745	49,593

Electric Utilities — 0.8%
Alliant Energy Corp.	1,806	85,117
Hawaiian Electric Industries Inc.	839	34,206
OGE Energy Corp.	1,535	66,189
Pinnacle West Capital Corp.	854	81,625

		267,137

Security	Shares	Value

Electrical Equipment — 0.6%
Acuity Brands Inc.	307	$36,843
GrafTech International Ltd.	473	6,050
Hubbell Inc.	419	49,433
nVent Electric PLC	1,234	33,293
Regal Beloit Corp.	331	27,099
Sensata Technologies Holding PLC(a)	1,239	55,780

		208,498

Electronic Equipment, Instruments & Components — 2.1%
Arrow Electronics Inc.(a)	647	49,858
Avnet Inc.	826	35,824
CDW Corp./DE	1,124	108,320
Cognex Corp.	1,265	64,338
Coherent Inc.(a)	187	26,502
Dolby Laboratories Inc., Class A	480	30,225
FLIR Systems Inc.	1,029	48,960
Jabil Inc.	1,160	30,844
Keysight Technologies Inc.(a)	1,433	124,957
Littelfuse Inc.	186	33,941
National Instruments Corp.	852	37,795
Trimble Inc.(a)	1,908	77,083
Zebra Technologies Corp., Class A(a)	405	84,860

		753,507

Energy Equipment & Services — 0.4%
Apergy Corp.(a)	600	24,636
Helmerich & Payne Inc.	812	45,115
Nabors Industries Ltd.	2,655	9,133
Patterson-UTI Energy Inc.	1,647	23,091
RPC Inc.	468	5,340
Transocean Ltd.(a)	3,978	34,648
Weatherford International PLC(a)	3,311	2,311

		144,274

Entertainment — 0.7%
Cinemark Holdings Inc.	824	32,952
Liberty Media Corp.-Liberty Formula One, Class A(a)	192	6,536
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	1,514	53,066
Lions Gate Entertainment Corp., Class A	384	6,006
Lions Gate Entertainment Corp., Class B, NVS	775	11,702
Live Nation Entertainment Inc.(a)	1,058	67,225
Madison Square Garden Co. (The), Class A(a)	141	41,331
Zynga Inc., Class A(a)	5,876	31,319

		250,137

Equity Real Estate Investment Trusts (REITs) — 6.5%
American Campus Communities Inc.	1,046	49,769
American Homes 4 Rent, Class A	1,983	45,054
Apartment Investment & Management Co., Class A	1,149	57,783
Apple Hospitality REIT Inc.	1,669	27,205
Brandywine Realty Trust	1,353	21,459
Brixmor Property Group Inc.	2,308	42,398
Camden Property Trust	681	69,121
Colony Capital Inc.	3,697	19,668
Columbia Property Trust Inc.	912	20,529
CoreSite Realty Corp.	280	29,966
Corporate Office Properties Trust	785	21,431
CubeSmart	1,422	45,561
CyrusOne Inc.	803	42,109
Douglas Emmett Inc.	1,232	49,797
Duke Realty Corp.	2,737	83,697
Empire State Realty Trust Inc., Class A	1,096	17,317
EPR Properties	570	43,833

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Commonwealth	906	$29,617
Equity LifeStyle Properties Inc.	657	75,095
Gaming and Leisure Properties Inc.	1,542	59,475
Healthcare Trust of America Inc., Class A	1,582	45,229
Highwoods Properties Inc.	780	36,488
Hospitality Properties Trust	1,248	32,835
Hudson Pacific Properties Inc.	1,182	40,684
Iron Mountain Inc.	2,186	77,516
JBG SMITH Properties	807	33,369
Kilroy Realty Corp.	758	57,578
Kimco Realty Corp.	3,119	57,702
Lamar Advertising Co., Class A	645	51,123
Liberty Property Trust	1,131	54,763
Life Storage Inc.	355	34,531
Macerich Co. (The)	1,048	45,431
Medical Properties Trust Inc.	2,828	52,346
National Retail Properties Inc.	1,215	67,299
Omega Healthcare Investors Inc.	1,519	57,950
Outfront Media Inc.	1,072	25,085
Paramount Group Inc.	1,570	22,278
Park Hotels & Resorts Inc.	1,549	48,143
Rayonier Inc.	989	31,173
Regency Centers Corp.	1,165	78,626
Retail Properties of America Inc., Class A	1,659	20,223
Retail Value Inc.	126	3,927
Senior Housing Properties Trust	1,819	21,428
SITE Centers Corp.	1,194	16,262
Spirit Realty Capital Inc.	661	26,262
STORE Capital Corp.	1,470	49,245
Sun Communities Inc.	645	76,445
Taubman Centers Inc.	456	24,113
VEREIT Inc.	7,420	62,105
VICI Properties Inc.	3,110	68,047
Weingarten Realty Investors	923	27,109
WP Carey Inc.	1,217	95,328

		2,291,527

Food & Staples Retailing — 0.3%
Casey’s General Stores Inc.	279	35,927
Sprouts Farmers Market Inc.(a)	973	20,958
U.S. Foods Holding Corp.(a)	1,654	57,741

		114,626

Food Products — 0.8%
Flowers Foods Inc.	1,379	29,400
Hain Celestial Group Inc. (The)(a)(b)	621	14,358
Ingredion Inc.	507	48,008
Lamb Weston Holdings Inc.	1,124	84,233
Pilgrim’s Pride Corp.(a)	419	9,339
Post Holdings Inc.(a)	497	54,372
Seaboard Corp.	2	8,569
TreeHouse Foods Inc.(a)	422	27,240

		275,519

Gas Utilities — 0.6%
Atmos Energy Corp.	879	90,475
National Fuel Gas Co.	623	37,978
UGI Corp.	1,325	73,432

		201,885

Health Care Equipment & Supplies — 1.7%
Cantel Medical Corp.	287	19,198
Cooper Companies Inc. (The)	370	109,583

Security	Shares	Value

Health Care Equipment & Supplies (continued)
DexCom Inc.(a)	670	$79,797
Hill-Rom Holdings Inc.	506	53,565
ICU Medical Inc.(a)	120	28,720
Insulet Corp.(a)	448	42,600
Integra LifeSciences Holdings Corp.(a)	549	30,590
Masimo Corp.(a)	354	48,951
Penumbra Inc.(a)	237	34,841
STERIS PLC(a)	643	82,323
West Pharmaceutical Services Inc.	559	61,602

		591,770

Health Care Providers & Services — 0.9%
Acadia Healthcare Co. Inc.(a)(b)	668	19,579
Chemed Corp.	119	38,088
Encompass Health Corp.	751	43,858
MEDNAX Inc.(a)	673	18,286
Molina Healthcare Inc.(a)	476	67,573
Premier Inc., Class A(a)	400	13,796
WellCare Health Plans Inc.(a)	381	102,775

		303,955

Health Care Technology — 0.3%
Veeva Systems Inc., Class A(a)	955	121,151

Hotels, Restaurants & Leisure — 1.5%
Aramark	1,870	55,259
Caesars Entertainment Corp.(a)	4,370	37,975
Choice Hotels International Inc.	265	20,601
Domino’s Pizza Inc.	317	81,818
Dunkin’ Brands Group Inc.	634	47,613
Extended Stay America Inc.	1,459	26,189
Hilton Grand Vacations Inc.(a)	748	23,076
Hyatt Hotels Corp., Class A	304	22,061
International Game Technology PLC	778	10,106
Six Flags Entertainment Corp.	554	27,340
Vail Resorts Inc.	308	66,928
Wendy’s Co. (The)	1,447	25,887
Wyndham Destinations Inc.	740	29,963
Wyndham Hotels & Resorts Inc.	751	37,543

		512,359

Household Durables — 0.6%
Leggett & Platt Inc.	1,005	42,431
NVR Inc.(a)	24	66,408
PulteGroup Inc.	1,933	54,047
Tempur Sealy International Inc.(a)	359	20,703
Toll Brothers Inc.	1,046	37,865

		221,454

Household Products — 0.1%
Energizer Holdings Inc.	491	22,061
Spectrum Brands Holdings Inc.	316	17,310

		39,371

Independent Power and Renewable Electricity Producers — 0.5%
NRG Energy Inc.	2,217	94,178
Vistra Energy Corp.	3,033	78,949

		173,127

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	448	54,934

Insurance — 2.3%
Alleghany Corp.(a)	110	67,364
American Financial Group Inc./OH	336	32,327

22	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
American National Insurance Co.	58	$7,008
Assurant Inc.	399	37,869
Assured Guaranty Ltd.	796	35,366
Axis Capital Holdings Ltd.	630	34,512
Brighthouse Financial Inc.(a)	922	33,459
Brown & Brown Inc.	1,781	52,557
Erie Indemnity Co., Class A, NVS	189	33,740
Everest Re Group Ltd.	310	66,948
First American Financial Corp.	832	42,848
Hanover Insurance Group Inc. (The)	325	37,105
Mercury General Corp.	216	10,815
Old Republic International Corp.	2,172	45,438
Reinsurance Group of America Inc.	481	68,292
RenaissanceRe Holdings Ltd.	305	43,768
Torchmark Corp.	792	64,905
White Mountains Insurance Group Ltd.	23	21,286
WR Berkley Corp.	729	61,761

		797,368

Interactive Media & Services — 0.3%
Match Group Inc.	404	22,870
TripAdvisor Inc.(a)	799	41,109
Zillow Group Inc., Class A(a)	441	15,082
Zillow Group Inc., Class C, NVS(a)(b)	935	32,482

		111,543

Internet & Direct Marketing Retail — 0.3%
GrubHub Inc.(a)	691	48,004
Wayfair Inc., Class A(a)	437	64,872

		112,876

IT Services — 2.3%
Black Knight Inc.(a)	1,089	59,351
Booz Allen Hamilton Holding Corp.	1,050	61,047
Conduent Inc.(a)	1,476	20,413
CoreLogic Inc.(a)	619	23,064
EPAM Systems Inc.(a)	392	66,299
Euronet Worldwide Inc.(a)	378	53,899
Genpact Ltd.	1,197	42,110
GoDaddy Inc., Class A(a)	1,291	97,070
Jack Henry & Associates Inc.	591	81,995
Leidos Holdings Inc.	1,083	69,410
Okta Inc.(a)	666	55,098
Sabre Corp.	2,114	45,218
Switch Inc., Class A	318	3,279
Twilio Inc., Class A(a)	673	86,938
WEX Inc.(a)	317	60,861

		826,052

Leisure Products — 0.3%
Brunswick Corp./DE	671	33,772
Mattel Inc.(a)	2,661	34,593
Polaris Industries Inc.	452	38,162

		106,527

Life Sciences Tools & Services — 1.1%
Bio-Rad Laboratories Inc., Class A(a)	163	49,826
Bio-Techne Corp.	284	56,388
Bruker Corp.	776	29,829
Charles River Laboratories International Inc.(a)	363	52,726
PerkinElmer Inc.	844	81,328
PRA Health Sciences Inc.(a)	444	48,969

Security	Shares	Value

Life Sciences Tools & Services (continued)
QIAGEN NV(a)(b)	1,696	$68,993

		388,059

Machinery — 2.9%
AGCO Corp.	506	35,192
Allison Transmission Holdings Inc.	877	39,395
Colfax Corp.(a)	655	19,440
Crane Co.	382	32,325
Donaldson Co. Inc.	990	49,559
Flowserve Corp.	1,004	45,321
Gardner Denver Holdings Inc.(a)	974	27,087
Gates Industrial Corp. PLC(a)	362	5,191
Graco Inc.	1,269	62,841
IDEX Corp.	589	89,375
ITT Inc.	674	39,092
Lincoln Electric Holdings Inc.	478	40,090
Middleby Corp. (The)(a)	419	54,483
Nordson Corp.	443	58,706
Oshkosh Corp.	535	40,195
Pentair PLC	1,204	53,590
Snap-on Inc.	424	66,365
Terex Corp.	511	16,418
Timken Co. (The)	526	22,944
Toro Co. (The)	791	54,452
Trinity Industries Inc.	1,118	24,294
WABCO Holdings Inc.(a)	400	52,732
Wabtec Corp.(b)	1,015	74,826
Welbilt Inc.(a)(b)	1,014	16,609

		1,020,522

Marine — 0.1%
Kirby Corp.(a)(b)	453	34,025

Media — 0.6%
AMC Networks Inc., Class A(a)	336	19,071
Cable One Inc.	33	32,386
GCI Liberty Inc., Class A(a)	774	43,042
Interpublic Group of Companies Inc. (The)	2,947	61,916
John Wiley & Sons Inc., Class A	344	15,212
Tribune Media Co., Class A	678	31,283

		202,910

Metals & Mining — 0.6%
Alcoa Corp.(a)	1,436	40,438
Reliance Steel & Aluminum Co.	524	47,296
Royal Gold Inc.	500	45,465
Steel Dynamics Inc.	1,689	59,571
U.S. Steel Corp.	1,360	26,506

		219,276

Mortgage Real Estate Investment — 0.7%
AGNC Investment Corp.	4,099	73,782
Chimera Investment Corp.	1,429	26,780
MFA Financial Inc.	3,443	25,031
New Residential Investment Corp.	3,089	52,235
Starwood Property Trust Inc.	2,058	45,996
Two Harbors Investment Corp.	1,897	25,666

		249,490

Multi-Utilities — 0.1%
MDU Resources Group Inc.	1,488	38,435

Multiline Retail — 0.4%
Kohl’s Corp.	1,259	86,582

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Nordstrom Inc.	903	$40,075

		126,657

Oil, Gas & Consumable Fuels — 1.1%
Chesapeake Energy Corp.(a)	8,038	24,918
CNX Resources Corp.(a)	1,518	16,349
Extraction Oil & Gas Inc.(a)	907	3,837
HollyFrontier Corp.	1,216	59,912
Kosmos Energy Ltd.	1,954	12,174
Murphy Oil Corp.	1,261	36,947
Parsley Energy Inc., Class A(a)	2,034	39,256
PBF Energy Inc., Class A	922	28,711
QEP Resources Inc.(a)	1,854	14,443
Range Resources Corp.	1,633	18,355
SM Energy Co.	868	15,181
Targa Resources Corp.	1,733	72,006
Whiting Petroleum Corp.(a)(b)	700	18,298
WPX Energy Inc.(a)	3,045	39,920

		400,307

Paper & Forest Products — 0.1%
Domtar Corp.	486	24,130

Personal Products — 0.2%
Herbalife Nutrition Ltd.(a)	832	44,087
Nu Skin Enterprises Inc., Class A	423	20,245

		64,332

Pharmaceuticals — 0.3%
Catalent Inc.(a)	1,111	45,096
Jazz Pharmaceuticals PLC(a)	451	64,470

		109,566

Professional Services — 0.3%
ManpowerGroup Inc.	472	39,030
Robert Half International Inc.	907	59,100

		98,130

Real Estate Management & Development — 0.2%
Howard Hughes Corp. (The)(a)	300	33,000
Jones Lang LaSalle Inc.	349	53,809

		86,809

Road & Rail — 0.4%
AMERCO	54	20,062
Genesee & Wyoming Inc., Class A(a)	443	38,603
Knight-Swift Transportation Holdings Inc.	978	31,961
Landstar System Inc.	308	33,692
Ryder System Inc.	405	25,106
Schneider National Inc., Class B	366	7,704

		157,128

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices Inc.(a)	7,169	182,952
Cypress Semiconductor Corp.	2,748	41,000
First Solar Inc.(a)	631	33,342
Marvell Technology Group Ltd.	4,242	84,373
MKS Instruments Inc.	410	38,151
Monolithic Power Systems Inc.	312	42,273
ON Semiconductor Corp.(a)(b)	3,190	65,618
Teradyne Inc.	1,377	54,860
Universal Display Corp.	325	49,676
Versum Materials Inc.	838	42,160

		634,405

Security	Shares	Value

Software — 3.9%
2U Inc.(a)	422	$29,899
Aspen Technology Inc.(a)	533	55,571
Cadence Design Systems Inc.(a)	2,137	135,721
Ceridian HCM Holding Inc.(a)	371	19,032
DocuSign Inc.(a)	600	31,104
Elastic NV(a)(b)	56	4,473
Fair Isaac Corp.(a)	221	60,030
FireEye Inc.(a)	1,495	25,101
Fortinet Inc.(a)	1,079	90,604
Guidewire Software Inc.(a)(b)	622	60,434
LogMeIn Inc.	387	30,999
Manhattan Associates Inc.(a)	496	27,335
Nuance Communications Inc.(a)	2,196	37,178
Nutanix Inc., Class A(a)	1,076	40,608
Paycom Software Inc.(a)(b)	368	69,600
Pegasystems Inc.	293	19,045
Pluralsight Inc., Class A(a)	412	13,077
Proofpoint Inc.(a)	387	46,993
PTC Inc.(a)	896	82,593
RealPage Inc.(a)(b)	550	33,380
RingCentral Inc., Class A(a)	524	56,487
SolarWinds Corp.(a)	210	4,099
SS&C Technologies Holdings Inc.	1,651	105,152
Tableau Software Inc., Class A(a)	546	69,495
Teradata Corp.(a)	910	39,721
Tyler Technologies Inc.(a)	293	59,889
Ultimate Software Group Inc. (The)(a)	232	76,590
Zendesk Inc.(a)	807	68,595

		1,392,805

Specialty Retail — 0.7%
AutoNation Inc.(a)	428	15,288
Burlington Stores Inc.(a)	512	80,220
Dick’s Sporting Goods Inc.	549	20,209
Floor & Decor Holdings Inc., Class A(a)	453	18,672
Foot Locker Inc.	865	52,419
Michaels Companies Inc. (The)(a)	723	8,257
Penske Automotive Group Inc.	280	12,502
Urban Outfitters Inc.(a)	573	16,984
Williams-Sonoma Inc.	616	34,662

		259,213

Technology Hardware, Storage & Peripherals — 0.3%
NCR Corp.(a)	912	24,889
Pure Storage Inc., Class A(a)	1,266	27,586
Xerox Corp.	1,539	49,217

		101,692

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	1,077	49,273
Carter’s Inc.	350	35,276
Columbia Sportswear Co.	232	24,170
Hanesbrands Inc.	2,745	49,081
Ralph Lauren Corp.	400	51,872
Skechers U.S.A. Inc., Class A(a)	1,004	33,744

		243,416

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	3,528	40,819
TFS Financial Corp.	389	6,407

		47,226

Trading Companies & Distributors — 0.5%
Air Lease Corp.	746	25,625

24	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
HD Supply Holdings Inc.(a)	1,366	$59,216
MSC Industrial Direct Co. Inc., Class A	340	28,121
Univar Inc.(a)	970	21,495
Watsco Inc.	245	35,087
WESCO International Inc.(a)	362	19,190

		188,734

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	616	25,391

Water Utilities — 0.1%
Aqua America Inc.	1,362	49,631

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	764	23,478
U.S. Cellular Corp.(a)	101	4,637

		28,115

Total Common Stocks — 56.1% (Cost: $18,571,107)		19,811,747

Investment Companies

Exchange Traded Funds — 43.8%
iShares Russell 2000 ETF(c)	100,837	15,437,137

Total Investment Companies — 43.8% (Cost: $14,849,782)		15,437,137

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	367,819	367,966
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	26,828	26,828

		394,794

Total Short-Term Investments — 1.1% (Cost: $394,732)		394,794

Total Investments in Securities — 101.0% (Cost: $33,815,621)		35,643,678

Other Assets, Less Liabilities — (1.0)%		(341,677)

Net Assets — 100.0%		$ 35,302,001

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
AAR Corp.	11,432	$371,654
Aerojet Rocketdyne Holdings Inc.(a)	24,397	866,825
Aerovironment Inc.(a)	7,094	485,300
Arconic Inc.(b)	142,400	2,721,264
Astronics Corp.(a)	6,283	205,580
Axon Enterprise Inc.(a)(b)	18,677	1,016,216
Boeing Co. (The)	176,680	67,389,286
BWX Technologies Inc.	32,518	1,612,242
Cubic Corp.	10,264	577,247
Curtiss-Wright Corp.	14,359	1,627,449
Ducommun Inc.(a)	3,227	140,439
General Dynamics Corp.	83,224	14,088,159
Harris Corp.	39,261	6,270,374
HEICO Corp.	12,983	1,231,697
HEICO Corp., Class A	25,027	2,103,770
Hexcel Corp.	28,518	1,972,305
Huntington Ingalls Industries Inc.	14,071	2,915,511
KeyW Holding Corp. (The)(a)(b)	18,168	156,608
Kratos Defense & Security Solutions Inc.(a)	31,108	486,218
L3 Technologies Inc.	25,863	5,337,347
Lockheed Martin Corp.	81,142	24,355,583
Maxar Technologies Ltd.(a)	18,304	73,582
Mercury Systems Inc.(a)	15,058	964,917
Moog Inc., Class A	11,116	966,536
National Presto Industries Inc.	1,374	149,148
Northrop Grumman Corp.	52,033	14,028,097
Raytheon Co.	94,531	17,212,204
Spirit AeroSystems Holdings Inc., Class A	34,564	3,163,643
Teledyne Technologies Inc.(a)	11,805	2,797,903
Textron Inc.	81,208	4,113,997
TransDigm Group Inc.(a)	16,034	7,279,276
Triumph Group Inc.	14,054	267,869
United Technologies Corp.	267,631	34,494,960
Vectrus Inc.(a)	3,157	83,945
Wesco Aircraft Holdings Inc.(a)(b)	15,730	138,267

		221,665,418

Air Freight & Logistics — 0.6%
Air Transport Services Group Inc.(a)	19,331	445,580
Atlas Air Worldwide Holdings Inc.(a)	7,972	403,064
CH Robinson Worldwide Inc.	45,460	3,954,565
Echo Global Logistics Inc.(a)	8,044	199,330
Expeditors International of Washington Inc.	57,146	4,337,381
FedEx Corp.	80,706	14,640,876
Forward Air Corp.	8,973	580,822
Hub Group Inc., Class A(a)	11,233	458,868
Radiant Logistics Inc.(a)	10,282	64,777
United Parcel Service Inc., Class B	228,240	25,503,538
XPO Logistics Inc.(a)	40,814	2,193,344

		52,782,145

Airlines — 0.4%
Alaska Air Group Inc.	39,936	2,241,208
Allegiant Travel Co.	4,491	581,450
American Airlines Group Inc.	136,676	4,340,830
Copa Holdings SA, Class A, NVS	10,008	806,745
Delta Air Lines Inc.	210,054	10,849,289
Hawaiian Holdings Inc.	17,324	454,755
JetBlue Airways Corp.(a)	102,996	1,685,015
Mesa Air Group Inc.(a)	6,556	54,677

Security	Shares	Value

Airlines (continued)
SkyWest Inc.	17,102	$928,468
Southwest Airlines Co.	167,539	8,696,949
Spirit Airlines Inc.(a)	21,991	1,162,444
United Continental Holdings Inc.(a)	80,484	6,421,013

		38,222,843

Auto Components — 0.2%
Adient PLC	30,393	393,893
American Axle & Manufacturing Holdings Inc.(a)	36,915	528,254
Aptiv PLC	85,805	6,820,639
BorgWarner Inc.	69,814	2,681,556
Cooper Tire & Rubber Co.	16,371	489,329
Cooper-Standard Holdings Inc.(a)	5,793	272,039
Dana Inc.	50,162	889,874
Dorman Products Inc.(a)	9,055	797,655
Fox Factory Holding Corp.(a)	12,533	875,931
Garrett Motion Inc.(a)	24,345	358,602
Gentex Corp.	85,292	1,763,839
Gentherm Inc.(a)	12,712	468,564
Goodyear Tire & Rubber Co. (The)	77,337	1,403,667
LCI Industries	7,531	578,531
Lear Corp.	20,430	2,772,555
Modine Manufacturing Co.(a)	14,410	199,867
Motorcar Parts of America Inc.(a)(b)	6,601	124,561
Shiloh Industries Inc.(a)	6,563	36,097
Standard Motor Products Inc.	6,319	310,263
Stoneridge Inc.(a)	8,263	238,470
Superior Industries International Inc.	6,860	32,654
Tenneco Inc., Class A	16,866	373,751
Tower International Inc.	6,071	127,673
Visteon Corp.(a)	9,327	628,173

		23,166,437

Automobiles — 0.5%
Ford Motor Co.	1,285,456	11,286,304
General Motors Co.	431,292	16,000,933
Harley-Davidson Inc.	54,260	1,934,911
Tesla Inc.(a)(b)	45,122	12,627,843
Thor Industries Inc.	16,157	1,007,712
Winnebago Industries Inc.	9,671	301,252

		43,158,955

Banks — 5.5%
1st Constitution Bancorp.	4,302	76,447
1st Source Corp.	4,863	218,397
ACNB Corp.	1,919	71,003
Allegiance Bancshares Inc.(a)	4,292	144,726
Amalgamated Bank, Class A	4,648	72,741
American National Bankshares Inc.	2,339	81,678
Ameris Bancorp.	14,221	488,491
Ames National Corp.	2,400	65,784
Arrow Financial Corp.	3,581	117,779
Associated Banc-Corp.	54,626	1,166,265
Atlantic Capital Bancshares Inc.(a)	10,288	183,435
Auburn National BanCorp. Inc.	1,843	72,669
Banc of California Inc.	15,077	208,666
BancFirst Corp.	5,764	300,593
Bancorp. Inc. (The)(a)	20,148	162,796
BancorpSouth Bank	30,982	874,312
Bank of America Corp.	2,973,918	82,050,398
Bank of Commerce Holdings	7,358	77,627
Bank of Hawaii Corp.	13,652	1,076,733

26	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of Marin Bancorp.	5,528	$224,934
Bank of NT Butterfield & Son Ltd. (The)	19,761	709,025
Bank of Princeton (The)(b)	2,762	87,638
Bank OZK	39,401	1,141,841
BankFinancial Corp.	6,359	94,558
BankUnited Inc.	31,426	1,049,628
Bankwell Financial Group Inc.	1,854	54,100
Banner Corp.	9,430	510,823
Bar Harbor Bankshares	5,252	135,869
Baycom Corp.(a)(b)	3,893	88,138
BB&T Corp.	254,817	11,856,635
BCB Bancorp. Inc.	5,249	70,337
Berkshire Hills Bancorp. Inc.	12,755	347,446
Blue Hills Bancorp. Inc.	8,919	213,164
BOK Financial Corp.	11,020	898,681
Boston Private Financial Holdings Inc.	26,569	291,196
Bridge Bancorp. Inc.	5,391	157,956
Brookline Bancorp. Inc.	25,049	360,706
Bryn Mawr Bank Corp.	5,918	213,817
Business First Bancshares Inc.	3,542	86,921
Byline Bancorp Inc.(a)	3,828	70,741
C&F Financial Corp.	1,025	51,865
Cadence BanCorp.	39,269	728,440
Cambridge Bancorp.	1,193	98,840
Camden National Corp.	4,542	189,492
Capital City Bank Group Inc.	3,375	73,508
Capstar Financial Holdings Inc.	962	13,891
Carolina Financial Corp.	5,798	200,553
Cathay General Bancorp.	25,390	860,975
CB Financial Services Inc.	2,626	62,315
CBTX Inc.(b)	6,018	195,404
CenterState Bank Corp.	32,250	767,873
Central Pacific Financial Corp.	8,258	238,161
Central Valley Community Bancorp.	2,679	52,374
Century Bancorp. Inc./MA, Class A, NVS	1,045	76,285
Chemical Financial Corp.	22,606	930,463
Chemung Financial Corp.	1,003	47,071
CIT Group Inc.	32,750	1,571,017
Citigroup Inc.	782,156	48,665,746
Citizens & Northern Corp.	3,543	88,717
Citizens Financial Group Inc.	154,742	5,029,115
City Holding Co.	4,342	330,817
Civista Bancshares Inc.	4,202	91,730
CNB Financial Corp./PA	3,757	94,939
Coastal Financial Corp/WA(a)	5,538	94,091
Codorus Valley Bancorp. Inc.	2,742	58,542
Columbia Banking System Inc.	25,104	820,650
Comerica Inc.	52,775	3,869,463
Commerce Bancshares Inc.	32,614	1,893,569
Community Bank System Inc.	17,244	1,030,674
Community Bankers Trust Corp.	9,898	72,453
Community Financial Corp. (The)	2,054	58,272
Community Trust Bancorp. Inc.	4,668	191,668
ConnectOne Bancorp. Inc.	8,269	162,899
County Bancorp. Inc.	1,457	25,643
Cullen/Frost Bankers Inc.	18,400	1,786,088
Customers Bancorp. Inc.(a)	8,864	162,300
CVB Financial Corp.	36,288	763,862
Eagle Bancorp. Inc.(a)	10,334	518,767
East West Bancorp. Inc.	48,210	2,312,634

Security	Shares	Value

Banks (continued)
Enterprise Bancorp. Inc./MA	2,924	$84,007
Enterprise Financial Services Corp.	7,379	300,842
Equity Bancshares Inc., Class A(a)	4,552	131,098
Esquire Financial Holdings Inc.(a)	3,478	79,159
Evans Bancorp. Inc.	2,023	72,120
Farmers & Merchants Bancorp. Inc./Archbold OH	3,251	97,855
Farmers National Banc Corp.	7,804	107,617
FB Financial Corp.	5,416	172,012
Fidelity D&D Bancorp. Inc.	1,580	93,410
Fidelity Southern Corp.	7,391	202,439
Fifth Third Bancorp.	252,427	6,366,209
Financial Institutions Inc.	4,191	113,911
First Bancorp. Inc./ME	2,506	62,450
First BanCorp./Puerto Rico	66,573	762,927
First Bancorp./Southern Pines NC	10,081	350,416
First Bancshares Inc. (The)	2,961	91,495
First Bank/Hamilton NJ	6,962	80,272
First Busey Corp.	13,338	325,447
First Business Financial Services Inc.	2,364	47,327
First Choice Bancorp.(b)	3,232	69,488
First Citizens BancShares Inc./NC, Class A	2,584	1,052,205
First Commonwealth Financial Corp.	30,811	388,219
First Community Bankshares Inc.	5,434	180,083
First Community Corp./SC	3,671	70,006
First Financial Bancorp.	30,739	739,580
First Financial Bankshares Inc.	22,312	1,289,187
First Financial Corp./IN	3,413	143,346
First Financial Northwest Inc.	2,919	45,974
First Foundation Inc.	14,275	193,712
First Guaranty Bancshares Inc.	3,362	68,921
First Hawaiian Inc.	43,269	1,127,157
First Horizon National Corp.	105,115	1,469,508
First Internet Bancorp.	1,561	30,174
First Interstate BancSystem Inc., Class A	11,505	458,129
First Merchants Corp.	15,947	587,647
First Mid-Illinois Bancshares Inc.	4,176	139,144
First Midwest Bancorp. Inc.	32,688	668,796
First Northwest Bancorp.	3,464	53,934
First of Long Island Corp. (The)	8,044	176,405
First Republic Bank/CA(b)	54,367	5,461,709
First Savings Financial Group Inc.	1,282	69,292
First United Corp.	3,885	67,055
Flushing Financial Corp.	9,211	201,997
FNB Corp.	105,388	1,117,113
Franklin Financial Network Inc.(b)	4,105	119,086
Fulton Financial Corp.	55,866	864,806
German American Bancorp. Inc.	7,931	233,171
Glacier Bancorp. Inc.	29,154	1,168,201
Great Southern Bancorp. Inc.	3,197	165,924
Great Western Bancorp. Inc.	17,170	542,400
Guaranty Bancshares Inc./TX	2,869	83,832
Hancock Whitney Corp.	28,954	1,169,742
Hanmi Financial Corp.	8,508	180,965
HarborOne Bancorp Inc.(a)(b)	4,581	78,793
Heartland Financial USA Inc.	9,737	415,283
Heritage Commerce Corp.	12,243	148,140
Heritage Financial Corp./WA	11,466	345,585
Hilltop Holdings Inc.	24,785	452,326
Home BancShares Inc./AR	50,545	888,076
HomeTrust Bancshares Inc.	6,666	167,983

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Hope Bancorp Inc.	40,785	$533,468
Horizon Bancorp Inc./IN	12,995	209,090
Howard Bancorp. Inc.(a)(b)	4,332	64,157
Huntington Bancshares Inc./OH	345,372	4,379,317
IBERIABANK Corp.	18,122	1,299,529
Independent Bank Corp./MI	6,790	145,985
Independent Bank Corp./Rockland MA	8,936	723,905
Independent Bank Group Inc.	10,928	560,497
International Bancshares Corp.	17,938	682,182
Investar Holding Corp.	3,570	81,075
Investors Bancorp. Inc.	75,050	889,343
JPMorgan Chase & Co.	1,091,888	110,531,822
KeyCorp	336,901	5,306,191
Lakeland Bancorp. Inc.	13,931	207,990
Lakeland Financial Corp.	7,401	334,673
LCNB Corp.	2,693	46,185
LegacyTexas Financial Group Inc.	14,727	550,643
Level One Bancorp. Inc.	3,406	79,224
Live Oak Bancshares Inc.(b)	7,136	104,257
M&T Bank Corp.	45,907	7,208,317
Macatawa Bank Corp.	8,237	81,876
Malvern Bancorp. Inc.(a)	3,409	68,589
MBT Financial Corp.	5,820	58,316
Mercantile Bank Corp.	5,790	189,449
Metropolitan Bank Holding Corp.(a)(b)	1,926	67,006
Mid Penn Bancorp. Inc.	2,725	66,763
Middlefield Banc Corp.	1,596	65,771
Midland States Bancorp. Inc.	7,680	184,781
MidSouth Bancorp. Inc.(b)	7,065	80,612
MidWestOne Financial Group Inc.	4,460	121,535
MutualFirst Financial Inc.	1,779	53,317
MVB Financial Corp.	5,007	76,357
National Bank Holdings Corp., Class A	8,836	293,885
National Bankshares Inc.	2,100	89,985
National Commerce Corp.(a)	6,276	246,082
NBT Bancorp. Inc.	12,320	443,643
Nicolet Bankshares Inc.(a)(b)	2,175	129,630
Northeast Bancorp.	2,111	43,655
Northrim BanCorp. Inc.	2,129	73,280
Norwood Financial Corp.	2,935	90,515
Oak Valley Bancorp.(b)	4,178	73,700
OFG Bancorp.	13,783	272,766
Ohio Valley Banc Corp.	2,349	84,916
Old Line Bancshares Inc.	5,241	130,658
Old National Bancorp./IN	50,493	828,085
Old Second Bancorp. Inc.	9,337	117,553
Opus Bank	5,922	117,256
Origin Bancorp Inc.	5,259	179,069
Orrstown Financial Services Inc.	2,310	42,943
Pacific City Financial Corp.	4,770	83,237
Pacific Mercantile Bancorp.(a)	4,762	36,286
Pacific Premier Bancorp. Inc.(b)	15,557	412,727
PacWest Bancorp.	39,482	1,484,918
Park National Corp.	4,384	415,384
Parke Bancorp. Inc.	4,194	87,613
Peapack Gladstone Financial Corp.	5,878	154,121
Penns Woods Bancorp. Inc.	1,131	46,484
Peoples Bancorp. Inc./OH	6,700	207,499
Peoples Bancorp. of North Carolina Inc.	2,982	79,321
Peoples Financial Services Corp.	2,274	102,876

Security	Shares	Value

Banks (continued)
People’s United Financial Inc.	122,916	$2,020,739
People’s Utah Bancorp.	5,494	144,877
Pinnacle Financial Partners Inc.	24,785	1,355,739
PNC Financial Services Group Inc. (The)	150,200	18,423,532
Popular Inc.	31,934	1,664,719
Preferred Bank/Los Angeles CA	4,298	193,281
Premier Financial Bancorp. Inc.	3,675	57,734
Prosperity Bancshares Inc.	22,191	1,532,510
QCR Holdings Inc.	3,547	120,314
RBB Bancorp.	3,312	62,266
Regions Financial Corp.	338,451	4,789,082
Reliant Bancorp Inc.	3,484	77,763
Renasant Corp.	15,529	525,657
Republic Bancorp. Inc./KY, Class A	3,053	136,530
Republic First Bancorp. Inc.(a)	19,445	102,086
S&T Bancorp. Inc.	10,806	427,161
Sandy Spring Bancorp. Inc.	12,251	383,211
SB One Bancorp.	3,094	67,202
Seacoast Banking Corp. of Florida(a)	15,172	399,782
Select Bancorp. Inc.(a)	7,219	82,080
ServisFirst Bancshares Inc.	16,516	557,580
Shore Bancshares Inc.	3,857	57,508
Sierra Bancorp.	3,479	84,540
Signature Bank/New York NY	17,083	2,187,820
Simmons First National Corp., Class A	31,078	760,789
SmartFinancial Inc.(a)(b)	3,381	63,935
South State Corp.	11,487	785,022
Southern First Bancshares Inc.(a)	1,857	62,897
Southern National Bancorp. of Virginia Inc.	8,321	121,903
Southside Bancshares Inc.	10,866	361,077
Spirit of Texas Bancshares Inc.(a)	3,879	82,235
Sterling Bancorp./DE	72,673	1,353,898
Stock Yards Bancorp. Inc.	7,479	252,865
Summit Financial Group Inc.	2,563	67,945
SunTrust Banks Inc.	148,376	8,791,278
SVB Financial Group(a)	17,467	3,883,962
Synovus Financial Corp.	53,159	1,826,543
TCF Financial Corp.	51,859	1,072,963
Texas Capital Bancshares Inc.(a)	15,808	862,959
Tompkins Financial Corp.	4,378	333,034
TowneBank/Portsmouth VA	20,767	513,983
TriCo Bancshares	8,927	350,742
TriState Capital Holdings Inc.(a)	6,804	139,006
Triumph Bancorp. Inc.(a)(b)	8,645	254,077
Trustmark Corp.	20,220	679,999
U.S. Bancorp.	500,140	24,101,747
UMB Financial Corp.	15,077	965,531
Umpqua Holdings Corp.	72,304	1,193,016
Union Bankshares Corp.	24,364	787,688
Union Bankshares Inc./Morrisville VT	1,206	54,547
United Bankshares Inc./WV	32,108	1,163,594
United Community Banks Inc./GA	25,079	625,219
United Security Bancshares/Fresno CA	8,336	88,362
Unity Bancorp. Inc.	4,866	91,870
Univest Financial Corp.	8,833	216,055
Valley National Bancorp.	104,174	997,987
Veritex Holdings Inc.	14,390	348,526
Washington Trust Bancorp. Inc.	4,412	212,438
Webster Financial Corp.	30,950	1,568,236
Wells Fargo & Co.	1,362,538	65,837,836

28	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
WesBanco Inc.	16,544	$657,624
West Bancorp. Inc.	4,573	94,570
Westamerica Bancorp.	7,808	482,534
Western Alliance Bancorp.(a)	32,412	1,330,188
Wintrust Financial Corp.	19,201	1,292,803
Zions Bancorp. N.A.	61,875	2,809,744

		517,305,216

Beverages — 1.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,621	772,487
Brown-Forman Corp., Class A	16,204	829,159
Brown-Forman Corp., Class B, NVS	91,800	4,845,204
Castle Brands Inc.(a)(b)	47,989	33,424
Coca-Cola Co. (The)	1,262,157	59,144,677
Coca-Cola Consolidated Inc.	1,680	483,555
Constellation Brands Inc., Class A	51,055	8,951,473
Craft Brew Alliance Inc.(a)(b)	3,151	44,051
Keurig Dr Pepper Inc.	61,706	1,725,917
MGP Ingredients Inc.	4,691	361,911
Molson Coors Brewing Co., Class B	57,378	3,422,598
Monster Beverage Corp.(a)	131,816	7,194,517
National Beverage Corp.	4,184	241,542
PepsiCo Inc.	467,443	57,285,140
Primo Water Corp.(a)	11,705	180,959

		145,516,614

Biotechnology — 2.8%
AbbVie Inc.	500,292	40,318,532
Abeona Therapeutics Inc.(a)	7,753	57,062
ACADIA Pharmaceuticals Inc.(a)	37,153	997,558
Acceleron Pharma Inc.(a)(b)	14,279	664,973
Achaogen Inc.(a)(b)	9,236	4,214
Achillion Pharmaceuticals Inc.(a)(b)	35,080	103,837
Acorda Therapeutics Inc.(a)	13,627	181,103
Adamas Pharmaceuticals Inc.(a)(b)	6,829	48,554
ADMA Biologics Inc.(a)(b)	18,611	70,536
Aduro Biotech Inc.(a)	23,495	93,510
Adverum Biotechnologies Inc.(a)	17,557	91,999
Aeglea BioTherapeutics Inc.(a)	8,614	69,343
Agenus Inc.(a)	27,277	81,013
AgeX Therapeutics Inc.(a)(b)	2,349	9,513
Agios Pharmaceuticals Inc.(a)(b)	16,515	1,113,772
Aimmune Therapeutics Inc.(a)(b)	13,987	312,609
Akcea Therapeutics Inc.(a)(b)	4,779	135,389
Akebia Therapeutics Inc.(a)	26,198	214,562
Albireo Pharma Inc.(a)	2,924	94,182
Alder Biopharmaceuticals Inc.(a)(b)	21,312	290,909
Aldeyra Therapeutics Inc.(a)(b)	12,022	108,559
Alexion Pharmaceuticals Inc.(a)	70,523	9,533,299
Alkermes PLC(a)	51,945	1,895,473
Allakos Inc.(a)(b)	5,026	203,553
Allena Pharmaceuticals Inc.(a)	6,348	44,563
Allogene Therapeutics Inc.(a)(b)	6,825	197,311
Alnylam Pharmaceuticals Inc.(a)	31,116	2,907,790
AMAG Pharmaceuticals Inc.(a)	10,828	139,465
Amgen Inc.	208,086	39,532,178
Amicus Therapeutics Inc.(a)	59,974	815,646
AnaptysBio Inc.(a)	7,065	516,098
Anika Therapeutics Inc.(a)	4,947	149,597
Apellis Pharmaceuticals Inc.(a)(b)	11,666	227,487
Aptinyx Inc.(a)(b)	4,345	17,597

Security	Shares	Value

Biotechnology (continued)
Arbutus Biopharma Corp.(a)	13,285	$47,560
Arcus Biosciences Inc.(a)(b)	13,201	164,880
Ardelyx Inc.(a)(b)	8,388	23,486
Arena Pharmaceuticals Inc.(a)	15,439	692,130
ArQule Inc.(a)(b)	28,034	134,283
Array BioPharma Inc.(a)(b)	69,491	1,694,191
Arrowhead Pharmaceuticals Inc.(a)(b)	32,945	604,541
Assembly Biosciences Inc.(a)(b)	5,881	115,797
Atara Biotherapeutics Inc.(a)(b)	13,111	521,162
Athenex Inc.(a)(b)	13,584	166,404
Athersys Inc.(a)(b)	23,840	35,760
Audentes Therapeutics Inc.(a)	11,759	458,836
AVEO Pharmaceuticals Inc.(a)(b)	38,912	31,912
Avid Bioservices Inc.(a)	13,932	59,211
Avrobio Inc.(a)(b)	2,341	51,619
Bellicum Pharmaceuticals Inc.(a)	9,159	30,866
BioCryst Pharmaceuticals Inc.(a)	38,942	316,988
Biogen Inc.(a)	65,033	15,372,501
Biohaven Pharmaceutical Holding Co. Ltd.(a)	10,246	527,362
BioMarin Pharmaceutical Inc.(a)	57,882	5,141,658
BioSpecifics Technologies Corp.(a)	2,391	149,031
BioTime Inc.(a)	36,861	48,288
Bluebird Bio Inc.(a)(b)	18,135	2,853,180
Blueprint Medicines Corp.(a)	13,664	1,093,803
Calithera Biosciences Inc.(a)(b)	9,782	65,931
Calyxt Inc.(a)	3,163	55,637
Cara Therapeutics Inc.(a)(b)	11,236	220,450
CareDx Inc.(a)	10,428	328,691
CASI Pharmaceuticals Inc.(a)(b)	16,246	46,626
Catalyst Biosciences Inc.(a)(b)	8,612	69,843
Catalyst Pharmaceuticals Inc.(a)	29,937	152,679
Celcuity Inc.(a)	4,496	98,507
Celgene Corp.(a)	231,891	21,876,597
Cellular Biomedicine Group Inc.(a)(b)	5,153	89,147
ChemoCentryx Inc.(a)	7,491	104,050
Chimerix Inc.(a)(b)	13,911	29,213
Clovis Oncology Inc.(a)(b)	17,139	425,390
Cohbar Inc.(a)(b)	9,407	30,667
Coherus Biosciences Inc.(a)	15,494	211,338
Concert Pharmaceuticals Inc.(a)	4,790	57,815
Constellation Pharmaceuticals Inc.(a)	7,394	100,189
Corbus Pharmaceuticals Holdings Inc.(a)(b)	14,145	98,308
Corvus Pharmaceuticals Inc.(a)(b)	1,053	4,233
Crinetics Pharmaceuticals Inc.(a)(b)	3,098	70,510
CTI BioPharma Corp.(a)	18,489	17,938
Cue Biopharma Inc.(a)(b)	5,390	41,665
Cytokinetics Inc.(a)	13,295	107,557
CytomX Therapeutics Inc.(a)(b)	12,447	133,805
Deciphera Pharmaceuticals Inc.(a)(b)	2,625	60,926
Denali Therapeutics Inc.(a)(b)	14,802	343,702
Dicerna Pharmaceuticals Inc.(a)	21,135	309,628
Dynavax Technologies Corp.(a)(b)	20,345	148,722
Eagle Pharmaceuticals Inc./DE(a)(b)	3,984	201,152
Editas Medicine Inc.(a)	15,937	389,660
Eidos Therapeutics Inc.(a)(b)	5,332	125,035
Emergent BioSolutions Inc.(a)	14,350	724,962
Enanta Pharmaceuticals Inc.(a)	5,859	559,652
Epizyme Inc.(a)	18,296	226,687
Esperion Therapeutics Inc.(a)(b)	7,500	301,125
Evelo Biosciences Inc.(a)(b)	6,869	54,952

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Exact Sciences Corp.(a)	39,029	$3,380,692
Exelixis Inc.(a)	96,435	2,295,153
Fate Therapeutics Inc.(a)	19,396	340,788
Fennec Pharmaceuticals Inc.(a)(b)	8,482	41,138
FibroGen Inc.(a)	24,843	1,350,217
Five Prime Therapeutics Inc.(a)	8,991	120,479
Flexion Therapeutics Inc.(a)(b)	9,229	115,178
Fortress Biotech Inc.(a)(b)	10,608	18,882
Forty Seven Inc.(a)	6,333	102,341
G1 Therapeutics Inc.(a)(b)	6,904	114,606
Genomic Health Inc.(a)(b)	7,220	505,761
Geron Corp.(a)	60,127	99,811
Gilead Sciences Inc.	421,783	27,420,113
Global Blood Therapeutics Inc.(a)(b)	17,876	946,177
GlycoMimetics Inc.(a)(b)	10,846	135,141
Gossamer Bio Inc.(a)	4,794	103,886
GTx Inc.(a)(b)	4,917	5,900
Halozyme Therapeutics Inc.(a)	38,860	625,646
Heron Therapeutics Inc.(a)(b)	23,485	573,973
Homology Medicines Inc.(a)(b)	4,627	128,307
Idera Pharmaceuticals Inc.(a)	4,351	11,095
Immune Design Corp.(a)	5,013	29,326
ImmunoGen Inc.(a)	41,350	112,059
Immunomedics Inc.(a)(b)	52,078	1,000,418
Incyte Corp.(a)	57,640	4,957,616
Inovio Pharmaceuticals Inc.(a)(b)	32,266	120,352
Insmed Inc.(a)	23,773	691,081
Insys Therapeutics Inc.(a)(b)	7,457	34,451
Intellia Therapeutics Inc.(a)(b)	10,642	181,765
Intercept Pharmaceuticals Inc.(a)	7,046	788,166
Intrexon Corp.(a)(b)	25,532	134,298
Invitae Corp.(a)(b)	24,600	576,132
Ionis Pharmaceuticals Inc.(a)(b)	41,253	3,348,506
Iovance Biotherapeutics Inc.(a)(b)	34,190	325,147
Ironwood Pharmaceuticals Inc.(a)(b)	49,343	667,611
Jounce Therapeutics Inc.(a)	5,803	35,979
Kadmon Holdings Inc.(a)	24,723	65,269
Karyopharm Therapeutics Inc.(a)(b)	13,788	80,522
Kezar Life Sciences Inc.(a)	6,755	119,834
Kindred Biosciences Inc.(a)	10,318	94,616
Kiniksa Pharmaceuticals Ltd., Class A(a)	3,521	63,589
Kura Oncology Inc.(a)(b)	12,293	203,941
La Jolla Pharmaceutical Co.(a)	6,255	40,220
Lexicon Pharmaceuticals Inc.(a)(b)	11,418	63,484
Ligand Pharmaceuticals Inc.(a)(b)	6,675	839,114
MacroGenics Inc.(a)	14,770	265,565
Madrigal Pharmaceuticals Inc.(a)	2,249	281,710
Magenta Therapeutics Inc.(a)	5,361	88,296
MannKind Corp.(a)(b)	48,364	95,277
MediciNova Inc.(a)(b)	9,269	76,747
MeiraGTx Holdings PLC(a)	5,322	91,698
Mersana Therapeutics Inc.(a)	4,711	24,780
Minerva Neurosciences Inc.(a)	16,632	130,728
Miragen Therapeutics Inc.(a)(b)	9,729	27,144
Mirati Therapeutics Inc.(a)(b)	7,110	521,163
Moderna Inc.(a)(b)	8,709	177,228
Momenta Pharmaceuticals Inc.(a)	31,978	464,640
Mustang Bio Inc.(a)	13,534	46,151
Myriad Genetics Inc.(a)	22,243	738,468
NantKwest Inc.(a)(b)	13,614	21,510

Security	Shares	Value

Biotechnology (continued)
Natera Inc.(a)	9,821	$202,509
Neon Therapeutics Inc.(a)	11,175	72,191
Neurocrine Biosciences Inc.(a)(b)	29,872	2,631,723
NewLink Genetics Corp.(a)(b)	6,941	13,396
Novavax Inc.(a)(b)	111,143	61,229
Nymox Pharmaceutical Corp.(a)(b)	20,576	40,535
OPKO Health Inc.(a)(b)	101,343	264,505
Organovo Holdings Inc.(a)	39,264	38,950
Ovid therapeutics Inc.(a)	6,449	11,415
Palatin Technologies Inc.(a)(b)	101,022	99,022
PDL BioPharma Inc.(a)	53,745	199,931
Pfenex Inc.(a)	17,699	109,380
Pieris Pharmaceuticals Inc.(a)	17,864	59,844
PolarityTE Inc.(a)(b)	2,874	30,752
Portola Pharmaceuticals Inc.(a)(b)	21,003	728,804
Principia Biopharma Inc.(a)(b)	3,051	103,734
Progenics Pharmaceuticals Inc.(a)(b)	25,107	116,496
Proteostasis Therapeutics Inc.(a)(b)	1,451	1,828
Prothena Corp. PLC(a)	12,232	148,374
PTC Therapeutics Inc.(a)	17,441	656,479
Puma Biotechnology Inc.(a)	9,402	364,704
Ra Pharmaceuticals Inc.(a)	7,038	157,651
Radius Health Inc.(a)	11,957	238,423
Recro Pharma Inc.(a)	4,393	25,743
Regeneron Pharmaceuticals Inc.(a)	26,660	10,947,129
REGENXBIO Inc.(a)	11,324	648,978
Repligen Corp.(a)	13,364	789,545
Replimune Group Inc.(a)	5,219	79,433
Retrophin Inc.(a)	14,976	338,907
Rhythm Pharmaceuticals Inc.(a)(b)	6,375	174,739
Rigel Pharmaceuticals Inc.(a)	53,749	138,135
Rocket Pharmaceuticals Inc.(a)(b)	6,727	117,992
Rubius Therapeutics Inc.(a)(b)	11,193	202,593
Sage Therapeutics Inc.(a)(b)	16,009	2,546,231
Sangamo Therapeutics Inc.(a)	33,092	315,698
Sarepta Therapeutics Inc.(a)(b)	22,290	2,656,745
Savara Inc.(a)	8,076	59,520
Scholar Rock Holding Corp.(a)	5,834	109,621
Seattle Genetics Inc.(a)	36,231	2,653,558
Selecta Biosciences Inc.(a)	5,392	12,779
Seres Therapeutics Inc.(a)(b)	5,407	37,146
Solid Biosciences Inc.(a)	3,480	32,016
Sorrento Therapeutics Inc.(a)(b)	47,784	226,974
Spark Therapeutics Inc.(a)	10,151	1,155,996
Spectrum Pharmaceuticals Inc.(a)	31,968	341,738
Spring Bank Pharmaceuticals Inc.(a)	6,792	71,248
Stemline Therapeutics Inc.(a)	15,234	195,757
Surface Oncology Inc.(a)	5,877	28,033
Syndax Pharmaceuticals Inc.(a)(b)	1,431	7,513
Synlogic Inc.(a)(b)	9,310	70,663
Synthorx Inc.(a)	4,532	92,317
Syros Pharmaceuticals Inc.(a)(b)	5,494	50,215
T2 Biosystems Inc.(a)(b)	11,384	29,940
TG Therapeutics Inc.(a)(b)	16,615	133,585
Tocagen Inc.(a)(b)	5,470	59,459
Translate Bio Inc.(a)(b)	9,383	95,613
Tyme Technologies Inc.(a)(b)	33,257	58,532
Ultragenyx Pharmaceutical Inc.(a)(b)	17,186	1,192,021
United Therapeutics Corp.(a)	14,586	1,711,959
UNITY Biotechnology Inc.(a)(b)	7,944	64,426

30	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Unum Therapeutics Inc.(a)	5,973	$26,221
Vanda Pharmaceuticals Inc.(a)	18,199	334,862
Veracyte Inc.(a)	8,050	201,411
Verastem Inc.(a)(b)	17,037	50,430
Vericel Corp.(a)	16,619	290,999
Vertex Pharmaceuticals Inc.(a)	83,929	15,438,740
Viking Therapeutics Inc.(a)(b)	24,877	247,277
Voyager Therapeutics Inc.(a)	7,195	137,712
X4 Pharmaceuticals Inc.(a)	913	15,895
Xencor Inc.(a)	14,922	463,477
XOMA Corp.(a)(b)	4,901	60,674
Y-MAbs Therapeutics Inc.(a)(b)	4,317	113,149
Zafgen Inc.(a)	12,691	34,773
ZIOPHARM Oncology Inc.(a)(b)	37,862	145,769

		266,905,870

Building Products — 0.4%
AAON Inc.	14,504	669,797
Advanced Drainage Systems Inc.	13,162	339,185
Allegion PLC	31,587	2,865,257
American Woodmark Corp.(a)	4,668	385,717
AO Smith Corp.	47,596	2,537,819
Apogee Enterprises Inc.	8,693	325,901
Armstrong Flooring Inc.(a)	5,912	80,403
Armstrong World Industries Inc.	14,502	1,151,749
Builders FirstSource Inc.(a)	35,607	474,997
Caesarstone Ltd.	7,527	117,496
Continental Building Products Inc.(a)	12,578	311,809
CSW Industrials Inc.(a)	4,518	258,836
Fortune Brands Home & Security Inc.	47,570	2,264,808
Gibraltar Industries Inc.(a)	9,983	405,410
Griffon Corp.	13,925	257,334
Insteel Industries Inc.	5,311	111,106
JELD-WEN Holding Inc.(a)	21,576	381,032
Johnson Controls International PLC	300,826	11,112,512
Lennox International Inc.	11,982	3,168,041
Masco Corp.	96,898	3,809,060
Masonite International Corp.(a)	8,798	438,932
NCI Building Systems Inc.(a)	13,913	85,704
Owens Corning	35,618	1,678,320
Patrick Industries Inc.(a)	7,128	323,041
PGT Innovations Inc.(a)	18,118	250,934
Quanex Building Products Corp.	11,113	176,586
Resideo Technologies Inc.(a)	40,523	781,689
Simpson Manufacturing Co. Inc.	13,918	824,920
Trex Co. Inc.(a)	19,922	1,225,601
Universal Forest Products Inc.	19,508	583,094
USG Corp.	27,358	1,184,601

		38,581,691

Capital Markets — 2.5%
Affiliated Managers Group Inc.	17,340	1,857,287
Ameriprise Financial Inc.	44,969	5,760,529
Artisan Partners Asset Management Inc., Class A	15,338	386,057
Associated Capital Group Inc., Class A	779	30,817
B. Riley Financial Inc.	8,949	149,359
Bank of New York Mellon Corp. (The)	293,519	14,802,163
BGC Partners Inc., Class A	85,023	451,472
BlackRock Inc.(c)	39,941	17,069,585
Blucora Inc.(a)	16,024	534,881
BrightSphere Investment Group PLC	24,106	326,877

Security	Shares	Value

Capital Markets (continued)
Cboe Global Markets Inc.	37,067	$3,537,675
Charles Schwab Corp. (The)	397,436	16,994,363
CME Group Inc.	116,884	19,236,769
Cohen & Steers Inc.	7,530	318,293
Cowen Inc.(a)(b)	7,605	110,196
Diamond Hill Investment Group Inc.	891	124,740
Donnelley Financial Solutions Inc.(a)	12,332	183,500
E*TRADE Financial Corp.	81,503	3,784,184
Eaton Vance Corp., NVS	37,444	1,509,368
Evercore Inc., Class A	12,982	1,181,362
FactSet Research Systems Inc.	12,372	3,071,596
Federated Investors Inc., Class B	32,753	959,990
Focus Financial Partners Inc., Class A(a)	8,645	308,108
Franklin Resources Inc.	99,928	3,311,614
GAIN Capital Holdings Inc.	12,135	76,208
GAMCO Investors Inc., Class A	3,879	79,520
Goldman Sachs Group Inc. (The)	115,232	22,123,392
Greenhill & Co. Inc.	5,479	117,853
Hamilton Lane Inc., Class A	6,629	288,892
Houlihan Lokey Inc.	10,959	502,470
Interactive Brokers Group Inc., Class A	24,056	1,248,025
Intercontinental Exchange Inc.	185,074	14,091,534
INTL. FCStone Inc.(a)	4,296	166,513
Invesco Ltd.	132,337	2,555,428
Ladenburg Thalmann Financial Services Inc.	31,465	89,046
Lazard Ltd., Class A	38,482	1,390,740
Legg Mason Inc.	27,737	759,162
LPL Financial Holdings Inc.	27,816	1,937,384
MarketAxess Holdings Inc.	12,281	3,022,109
Moelis & Co., Class A	14,362	597,603
Moody’s Corp.	54,984	9,957,053
Morgan Stanley	399,345	16,852,359
Morningstar Inc.	6,361	801,422
MSCI Inc.	27,241	5,416,600
Nasdaq Inc.	38,347	3,354,979
Northern Trust Corp.	66,798	6,039,207
Oppenheimer Holdings Inc., Class A, NVS	3,130	81,443
Piper Jaffray Companies	4,547	331,158
PJT Partners Inc., Class A	7,766	324,619
Pzena Investment Management Inc., Class A	3,392	27,441
Raymond James Financial Inc.	41,571	3,342,724
S&P Global Inc.	82,052	17,276,049
Safeguard Scientifics Inc.(a)(b)	5,972	64,796
SEI Investments Co.	43,456	2,270,576
Siebert Financial Corp.(a)	2,548	30,092
Silvercrest Asset Management Group Inc., Class A	2,211	31,507
State Street Corp.	124,523	8,194,859
Stifel Financial Corp.	22,009	1,161,195
T Rowe Price Group Inc.	76,399	7,649,068
TD Ameritrade Holding Corp.	91,529	4,575,535
Value Line Inc.	318	7,851
Virtu Financial Inc., Class A	14,678	348,603
Virtus Investment Partners Inc.	2,159	210,610
Waddell & Reed Financial Inc., Class A	25,546	441,690
Westwood Holdings Group Inc.	2,071	73,044
WisdomTree Investments Inc.	33,575	237,040

		234,148,184

Chemicals — 2.0%
A Schulman Inc.(a)(d)	8,345	3,613
Advanced Emissions Solutions Inc.	8,043	92,977

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
AdvanSix Inc.(a)	9,722	$277,758
AgroFresh Solutions Inc.(a)(b)	6,882	22,986
Air Products & Chemicals Inc.	72,335	13,813,092
Albemarle Corp.	35,174	2,883,565
American Vanguard Corp.	8,259	142,220
Amyris Inc.(a)(b)	16,574	34,640
Ashland Global Holdings Inc.	20,081	1,568,929
Axalta Coating Systems Ltd.(a)	68,220	1,719,826
Balchem Corp.	10,158	942,662
Cabot Corp.	19,179	798,422
Celanese Corp.	42,216	4,162,920
CF Industries Holdings Inc.	76,200	3,115,056
Chase Corp.	1,982	183,414
Chemours Co. (The)	55,425	2,059,593
DowDuPont Inc.	749,469	39,954,192
Eastman Chemical Co.	46,389	3,519,997
Ecolab Inc.	83,910	14,813,471
Element Solutions Inc.(a)	72,089	728,099
Ferro Corp.(a)	27,229	515,445
Flotek Industries Inc.(a)(b)	16,856	54,613
FMC Corp.	44,871	3,446,990
FutureFuel Corp.	11,035	147,869
GCP Applied Technologies Inc.(a)	25,445	753,172
Hawkins Inc.	2,652	97,673
HB Fuller Co.	16,604	807,619
Huntsman Corp.	70,843	1,593,259
Ingevity Corp.(a)	13,631	1,439,570
Innophos Holdings Inc.	6,623	199,617
Innospec Inc.	7,949	662,549
International Flavors & Fragrances Inc.	33,028	4,253,676
Intrepid Potash Inc.(a)	38,414	145,589
Koppers Holdings Inc.(a)	6,436	167,207
Kraton Corp.(a)	9,858	317,230
Kronos Worldwide Inc.	6,005	84,190
Linde PLC	182,083	32,033,862
Livent Corp.(a)	48,260	592,633
LSB Industries Inc.(a)	5,669	35,375
LyondellBasell Industries NV, Class A	101,727	8,553,206
Minerals Technologies Inc.	11,971	703,775
Mosaic Co. (The)	115,389	3,151,274
NewMarket Corp.	2,591	1,123,354
Olin Corp.	56,638	1,310,603
OMNOVA Solutions Inc.(a)	13,772	96,679
PolyOne Corp.	25,721	753,883
PPG Industries Inc.	79,816	9,008,832
PQ Group Holdings Inc.(a)	14,707	223,105
Quaker Chemical Corp.	4,370	875,442
Rayonier Advanced Materials Inc.	17,298	234,561
RPM International Inc.	42,695	2,478,018
Scotts Miracle-Gro Co. (The)	13,192	1,036,627
Sensient Technologies Corp.	13,903	942,484
Sherwin-Williams Co. (The)	27,477	11,834,619
Stepan Co.	6,578	575,707
Trecora Resources(a)(b)	5,932	53,922
Tredegar Corp.	7,124	114,981
Trinseo SA	14,180	642,354
Tronox Holdings PLC, Class A(a)	34,737	456,792
Valhi Inc.	5,787	13,368
Valvoline Inc.	61,637	1,143,983
Westlake Chemical Corp.	11,918	808,755

Security	Shares	Value

Chemicals (continued)
WR Grace & Co.	21,841	$1,704,472

		186,026,366

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	21,437	779,235
ACCO Brands Corp.	33,968	290,766
ADT Inc.(b)	34,232	218,742
Advanced Disposal Services Inc.(a)	25,407	711,396
Brady Corp., Class A, NVS	15,599	723,950
BrightView Holdings Inc.(a)(b)	8,036	115,718
Brink’s Co. (The)	16,242	1,224,809
Casella Waste Systems Inc., Class A(a)	14,007	498,089
CECO Environmental Corp.(a)	7,953	57,262
Charah Solutions Inc.(a)(b)	2,574	16,474
Cimpress NV(a)(b)	7,119	570,445
Cintas Corp.	28,065	5,672,217
Clean Harbors Inc.(a)	16,569	1,185,181
CompX International Inc	433	6,335
Copart Inc.(a)	67,322	4,079,040
Covanta Holding Corp.	36,423	630,482
Deluxe Corp.	15,452	675,561
Ennis Inc.	7,951	165,063
Healthcare Services Group Inc.	24,749	816,469
Heritage-Crystal Clean Inc.(a)	6,470	177,601
Herman Miller Inc.	19,948	701,771
HNI Corp.	14,353	520,870
Interface Inc.	17,717	271,424
KAR Auction Services Inc.	44,120	2,263,797
Kimball International Inc., Class B, NVS	9,921	140,283
Knoll Inc.	14,477	273,760
LSC Communications Inc.	12,204	79,692
Matthews International Corp., Class A	9,769	360,965
McGrath RentCorp.	7,589	429,310
Mobile Mini Inc.	13,969	474,108
MSA Safety Inc.	10,849	1,121,787
Multi-Color Corp.	4,186	208,840
NL Industries Inc.(a)(b)	2,040	7,915
PICO Holdings Inc.(a)	6,531	64,657
Pitney Bowes Inc.	60,888	418,301
Quad/Graphics Inc.	10,606	126,211
Republic Services Inc.	71,496	5,746,848
Rollins Inc.	47,455	1,975,077
RR Donnelley & Sons Co.	22,625	106,790
SP Plus Corp.(a)	7,380	251,806
Steelcase Inc., Class A	30,811	448,300
Stericycle Inc.(a)	27,054	1,472,279
Team Inc.(a)(b)	8,277	144,847
Tetra Tech Inc.	17,512	1,043,540
U.S. Ecology Inc.	6,534	365,773
UniFirst Corp./MA	5,211	799,888
Viad Corp.	7,626	429,268
VSE Corp.	2,394	75,603
Waste Management Inc.	140,547	14,604,239

		53,542,784

Communications Equipment — 1.2%
Acacia Communications Inc.(a)	8,827	506,228
ADTRAN Inc.	17,228	236,024
Aerohive Networks Inc.(a)	2,938	13,309
Applied Optoelectronics Inc.(a)(b)	6,371	77,726
Arista Networks Inc.(a)	18,883	5,937,948

32	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
ARRIS International PLC(a)	54,180	$1,712,630
CalAmp Corp.(a)	10,244	128,870
Calix Inc.(a)	12,070	92,939
Casa Systems Inc.(a)	9,064	75,231
Ciena Corp.(a)	46,944	1,752,889
Cisco Systems Inc.	1,496,348	80,787,829
Clearfield Inc.(a)(b)	3,432	50,450
CommScope Holding Co. Inc.(a)	61,238	1,330,702
Comtech Telecommunications Corp.	6,242	144,939
DASAN Zhone Solutions Inc.(a)	2,052	21,936
Digi International Inc.(a)	7,889	99,954
EchoStar Corp., Class A(a)	15,070	549,302
Extreme Networks Inc.(a)	34,618	259,289
F5 Networks Inc.(a)	19,515	3,062,489
Finisar Corp.(a)	39,261	909,677
Harmonic Inc.(a)(b)	30,558	165,624
Infinera Corp.(a)(b)	46,372	201,255
InterDigital Inc.	10,950	722,481
Juniper Networks Inc.	112,233	2,970,808
KVH Industries Inc.(a)(b)	4,422	45,060
Lumentum Holdings Inc.(a)	24,697	1,396,368
Motorola Solutions Inc.	53,312	7,486,071
NETGEAR Inc.(a)	10,642	352,463
NetScout Systems Inc.(a)	24,431	685,778
Plantronics Inc.	11,222	517,446
Quantenna Communications Inc.(a)	9,575	232,960
Ribbon Communications Inc.(a)	16,602	85,500
Ubiquiti Networks Inc.(b)	4,927	737,621
ViaSat Inc.(a)	17,778	1,377,795
Viavi Solutions Inc.(a)	78,615	973,254

		115,700,845

Construction & Engineering — 0.2%
AECOM(a)(b)	51,319	1,522,635
Aegion Corp.(a)(b)	12,005	210,928
Ameresco Inc., Class A(a)(b)	5,972	96,627
Arcosa Inc.	15,671	478,749
Argan Inc.	4,665	233,017
Comfort Systems USA Inc.	12,933	677,560
Dycom Industries Inc.(a)	10,119	464,867
EMCOR Group Inc.	18,292	1,336,779
Fluor Corp.	45,981	1,692,101
Granite Construction Inc.	14,220	613,593
Great Lakes Dredge & Dock Corp.(a)(b)	18,004	160,416
HC2 Holdings Inc.(a)(b)	8,013	19,632
IES Holdings Inc.(a)	2,428	43,146
Infrastructure and Energy Alternatives Inc.(a)(b)	10,138	53,123
Jacobs Engineering Group Inc.	41,986	3,156,927
KBR Inc.	44,878	856,721
MasTec Inc.(a)	20,159	969,648
MYR Group Inc.(a)	4,398	152,303
Northwest Pipe Co.(a)	5,120	122,880
NV5 Global Inc.(a)(b)	3,337	198,084
Orion Group Holdings Inc.(a)(b)	7,954	23,226
Primoris Services Corp.	13,968	288,858
Quanta Services Inc.	47,668	1,798,990
Sterling Construction Co. Inc.(a)	8,222	102,939
Tutor Perini Corp.(a)(b)	11,969	204,909
Valmont Industries Inc.	7,214	938,541

Security	Shares	Value

Construction & Engineering (continued)
Willscot Corp.(a)(b)	10,537	$116,855

		16,534,054

Construction Materials — 0.1%
Eagle Materials Inc.	14,347	1,209,452
Forterra Inc.(a)(b)	5,877	24,801
Martin Marietta Materials Inc.	20,535	4,131,231
Summit Materials Inc., Class A(a)(b)	34,383	545,658
U.S. Concrete Inc.(a)	5,232	216,710
U.S. Lime & Minerals Inc.	387	29,845
Vulcan Materials Co.	43,764	5,181,658

		11,339,355

Consumer Finance — 0.7%
Ally Financial Inc.	133,904	3,681,021
American Express Co.	230,624	25,207,203
Capital One Financial Corp.	153,925	12,574,133
Credit Acceptance Corp.(a)	3,592	1,623,333
Curo Group Holdings Corp.(a)	4,238	42,507
Discover Financial Services	108,480	7,719,437
Elevate Credit Inc.(a)	9,796	42,515
Encore Capital Group Inc.(a)(b)	7,903	215,199
Enova International Inc.(a)	12,315	281,028
EZCORP Inc., Class A, NVS(a)(b)	14,497	135,112
FirstCash Inc.	14,621	1,264,717
Green Dot Corp., Class A(a)	15,426	935,587
LendingClub Corp.(a)	101,614	313,987
Navient Corp.	77,425	895,807
Nelnet Inc., Class A	6,892	379,542
OneMain Holdings Inc.	23,961	760,762
PRA Group Inc.(a)(b)	14,938	400,488
Regional Management Corp.(a)	3,341	81,587
Santander Consumer USA Holdings Inc.	37,533	793,072
SLM Corp.	143,152	1,418,636
Synchrony Financial	237,713	7,583,045
World Acceptance Corp.(a)	2,317	271,390

		66,620,108

Containers & Packaging — 0.4%
AptarGroup Inc.	20,876	2,220,998
Ardagh Group SA	5,924	77,012
Avery Dennison Corp.	28,591	3,230,783
Ball Corp.	110,414	6,388,554
Bemis Co. Inc.	29,256	1,623,123
Berry Global Group Inc.(a)	42,844	2,308,006
Crown Holdings Inc.(a)	41,964	2,289,975
Graphic Packaging Holding Co.	96,313	1,216,433
Greif Inc., Class A, NVS	7,759	320,059
Greif Inc., Class B	1,855	90,691
International Paper Co.	134,484	6,222,575
Myers Industries Inc.	11,968	204,772
Owens-Illinois Inc.	53,306	1,011,748
Packaging Corp. of America	31,281	3,108,706
Sealed Air Corp.	52,177	2,403,273
Silgan Holdings Inc.	26,974	799,240
Sonoco Products Co.	32,235	1,983,420
UFP Technologies Inc.(a)	2,041	76,333
Westrock Co.	83,101	3,186,923

		38,762,624

Distributors — 0.1%
Core-Mark Holding Co. Inc.	16,313	605,702
Funko Inc., Class A(a)	3,890	84,491

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
Genuine Parts Co.	47,069	$5,273,140
LKQ Corp.(a)	103,442	2,935,684
Pool Corp.	13,262	2,187,832
Weyco Group Inc.	2,022	62,601

		11,149,450

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	19,007	880,404
American Public Education Inc.(a)	5,538	166,805
Bright Horizons Family Solutions Inc.(a)	18,625	2,367,424
Career Education Corp.(a)	20,183	333,423
Carriage Services Inc.	4,730	91,053
Chegg Inc.(a)(b)	35,685	1,360,312
frontdoor Inc.(a)	27,970	962,727
Graham Holdings Co., Class B	1,423	972,165
Grand Canyon Education Inc.(a)	15,655	1,792,654
H&R Block Inc.	66,181	1,584,373
Houghton Mifflin Harcourt Co.(a)	32,967	239,670
K12 Inc.(a)	13,623	464,953
Laureate Education Inc., Class A(a)	32,691	489,384
Regis Corp.(a)	9,437	185,626
Service Corp. International/U.S.	56,685	2,275,903
ServiceMaster Global Holdings Inc.(a)(b)	44,388	2,072,920
Sotheby’s(a)	12,161	459,078
Strategic Education Inc.	7,156	939,654
Weight Watchers International Inc.(a)	12,442	250,706

		17,889,234

Diversified Financial Services — 1.4%
AXA Equitable Holdings Inc.	78,383	1,578,634
Banco Latinoamericano de Comercio Exterior SA, Class E	8,594	171,192
Berkshire Hathaway Inc., Class B(a)	639,219	128,412,705
Cannae Holdings Inc.(a)	21,073	511,231
FGL Holdings	45,705	359,698
Jefferies Financial Group Inc.	90,835	1,706,790
Marlin Business Services Corp.	2,476	53,234
On Deck Capital Inc.(a)	18,757	101,663
Voya Financial Inc.	49,805	2,488,258

		135,383,405

Diversified Telecommunication Services — 1.8%
AT&T Inc.	2,398,496	75,216,834
ATN International Inc.	3,685	207,797
CenturyLink Inc.	316,623	3,796,310
Cincinnati Bell Inc.(a)(b)	13,204	125,966
Cogent Communications Holdings Inc.	14,222	771,543
Consolidated Communications Holdings Inc.	19,752	215,494
Intelsat SA(a)	19,380	303,491
Iridium Communications Inc.(a)	32,493	859,115
Ooma Inc.(a)	9,841	130,295
ORBCOMM Inc.(a)	23,365	158,415
pdvWireless Inc.(a)	3,727	131,041
Verizon Communications Inc.	1,364,975	80,710,972
Vonage Holdings Corp.(a)	69,142	694,186
Zayo Group Holdings Inc.(a)	73,928	2,101,034

		165,422,493

Electric Utilities — 1.8%
ALLETE Inc.	17,188	1,413,369
Alliant Energy Corp.	77,134	3,635,325
American Electric Power Co. Inc.	163,015	13,652,506
Avangrid Inc.	18,187	915,715

Security	Shares	Value

Electric Utilities (continued)
Duke Energy Corp.	235,657	$21,209,130
Edison International	105,102	6,507,916
El Paso Electric Co.	13,647	802,717
Entergy Corp.	59,272	5,668,181
Evergy Inc.	85,970	4,990,559
Eversource Energy	104,462	7,411,579
Exelon Corp.	317,645	15,923,544
FirstEnergy Corp.	160,941	6,696,755
Hawaiian Electric Industries Inc.	35,797	1,459,444
IDACORP Inc.	17,005	1,692,678
MGE Energy Inc.	11,554	785,325
NextEra Energy Inc.	157,729	30,492,170
OGE Energy Corp.	65,246	2,813,408
Otter Tail Corp.	12,845	639,938
PG&E Corp.(a)	173,507	3,088,425
Pinnacle West Capital Corp.	36,889	3,525,851
PNM Resources Inc.	26,827	1,269,990
Portland General Electric Co.	29,122	1,509,684
PPL Corp.	238,839	7,580,750
Southern Co. (The)	340,608	17,602,621
Spark Energy Inc., Class A	1,868	16,644
Xcel Energy Inc.	168,078	9,447,664

		170,751,888

Electrical Equipment — 0.6%
Acuity Brands Inc.	12,833	1,540,088
Allied Motion Technologies Inc.	1,935	66,525
AMETEK Inc.	75,336	6,250,628
Atkore International Group Inc.(a)	14,585	314,015
AZZ Inc.	8,173	334,521
Babcock & Wilcox Enterprises Inc.(a)	9,730	4,001
Eaton Corp. PLC	144,404	11,633,186
Emerson Electric Co.	202,227	13,846,483
Encore Wire Corp.	6,325	361,917
Energous Corp.(a)(b)	4,628	29,342
EnerSys	14,169	923,252
Enphase Energy Inc.(a)(b)	27,911	257,619
FuelCell Energy Inc.(a)	55,931	13,770
Generac Holdings Inc.(a)	20,574	1,054,006
GrafTech International Ltd.	19,904	254,572
Hubbell Inc.	17,931	2,115,499
nVent Electric PLC	53,799	1,451,497
Plug Power Inc.(a)(b)	87,807	210,737
Powell Industries Inc.	2,597	68,950
Preformed Line Products Co.	822	43,640
Regal Beloit Corp.	14,535	1,189,981
Rockwell Automation Inc.	39,924	7,005,065
Sensata Technologies Holding PLC(a)(b)	53,958	2,429,189
Sunrun Inc.(a)	31,563	443,776
Thermon Group Holdings Inc.(a)	10,810	264,953
TPI Composites Inc.(a)	5,434	155,521
Vicor Corp.(a)(b)	5,748	178,303
Vivint Solar Inc.(a)	6,266	31,142

		52,472,178

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	97,467	9,204,783
Anixter International Inc.(a)	9,306	522,160
Arlo Technologies Inc.(a)	26,618	109,932
Arrow Electronics Inc.(a)	28,215	2,174,248
Avnet Inc.	36,156	1,568,086

34	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
AVX Corp.	14,562	$252,505
Badger Meter Inc.	8,802	489,743
Bel Fuse Inc., Class B, NVS	3,328	84,132
Belden Inc.(b)	13,148	706,048
Benchmark Electronics Inc.	13,114	344,243
CDW Corp./DE	47,967	4,622,580
Cognex Corp.	55,312	2,813,168
Coherent Inc.(a)	7,854	1,113,069
Control4 Corp.(a)	8,632	146,140
Corning Inc.	260,304	8,616,062
CTS Corp.	10,136	297,694
Daktronics Inc.	11,001	81,957
Dolby Laboratories Inc., Class A	21,271	1,339,435
ePlus Inc.(a)	4,626	409,586
Fabrinet(a)	11,342	593,867
FARO Technologies Inc.(a)	5,236	229,913
Fitbit Inc., Class A(a)	67,407	399,049
FLIR Systems Inc.	43,657	2,077,200
II-VI Inc.(a)	20,046	746,513
Insight Enterprises Inc.(a)	10,892	599,714
IPG Photonics Corp.(a)(b)	12,131	1,841,243
Iteris Inc.(a)(b)	13,447	56,074
Itron Inc.(a)	11,390	531,343
Jabil Inc.	49,502	1,316,258
KEMET Corp.	19,492	330,779
Keysight Technologies Inc.(a)	62,013	5,407,534
Kimball Electronics Inc.(a)	7,478	115,834
Knowles Corp.(a)(b)	30,277	533,784
Littelfuse Inc.	7,733	1,411,118
Maxwell Technologies Inc.(a)	10,198	45,585
Mesa Laboratories Inc.(b)	1,281	295,271
Methode Electronics Inc.	11,352	326,711
MTS Systems Corp.	6,532	355,733
Napco Security Technologies Inc.(a)	4,637	96,171
National Instruments Corp.	36,042	1,598,823
nLight Inc.(a)(b)	7,433	165,607
Novanta Inc.(a)	11,026	934,233
OSI Systems Inc.(a)	5,891	516,052
PAR Technology Corp.(a)(b)	5,597	136,903
Park Electrochemical Corp.	6,392	100,354
PC Connection Inc.	4,951	181,553
Plexus Corp.(a)	10,425	635,404
Rogers Corp.(a)	6,023	956,934
Sanmina Corp.(a)	22,142	638,797
ScanSource Inc.(a)	8,200	293,724
SYNNEX Corp.	13,415	1,279,657
Tech Data Corp.(a)	12,417	1,271,625
Trimble Inc.(a)	81,351	3,286,580
TTM Technologies Inc.(a)(b)	29,457	345,531
Vishay Intertechnology Inc.	41,435	765,304
Vishay Precision Group Inc.(a)	3,569	122,095
Zebra Technologies Corp., Class A(a)	17,311	3,627,174

		69,061,615

Energy Equipment & Services — 0.6%
Apergy Corp.(a)	25,157	1,032,946
Archrock Inc.	42,968	420,227
Baker Hughes a GE Co.	167,986	4,656,572
Basic Energy Services Inc.(a)	5,295	20,121
C&J Energy Services Inc.(a)	20,746	321,978
Cactus Inc., Class A(a)	11,893	423,391

Security	Shares	Value

Energy Equipment & Services (continued)
CARBO Ceramics Inc.(a)	5,863	$20,521
Covia Holdings Corp.(a)(b)	10,500	58,695
Dawson Geophysical Co.(a)	11,740	34,398
Diamond Offshore Drilling Inc.(a)	21,905	229,784
DMC Global Inc.(b)	4,409	218,863
Dril-Quip Inc.(a)(b)	12,213	559,966
Era Group Inc.(a)	6,459	74,537
Exterran Corp.(a)	10,413	175,459
Forum Energy Technologies Inc.(a)	28,185	144,025
Frank’s International NV(a)(b)	19,399	120,468
FTS International Inc.(a)(b)	7,362	73,620
Halliburton Co.	287,721	8,430,225
Helix Energy Solutions Group Inc.(a)	43,765	346,181
Helmerich & Payne Inc.	35,697	1,983,325
Independence Contract Drilling Inc.(a)	13,840	38,337
ION Geophysical Corp.(a)(b)	4,175	60,287
Keane Group Inc.(a)	15,381	167,499
Key Energy Services Inc.(a)(b)	4,587	18,623
KLX Energy Services Holdings Inc.(a)(b)	6,424	161,499
Liberty Oilfield Services Inc., Class A(b)	14,416	221,862
Mammoth Energy Services Inc.	2,592	43,157
Matrix Service Co.(a)	7,775	152,235
McDermott International Inc.(a)	58,337	434,027
Nabors Industries Ltd.	117,671	404,788
National Oilwell Varco Inc.(b)	124,832	3,325,525
Natural Gas Services Group Inc.(a)	3,548	61,416
NCS Multistage Holdings Inc.(a)(b)	3,662	18,969
Newpark Resources Inc.(a)	27,103	248,264
Nine Energy Service Inc.(a)	3,576	80,996
Noble Corp. PLC(a)(b)	73,069	209,708
Oceaneering International Inc.(a)	30,331	478,320
Oil States International Inc.(a)	19,247	326,429
Patterson-UTI Energy Inc.	72,803	1,020,698
Pioneer Energy Services Corp.(a)	18,365	32,506
Profire Energy Inc.(a)(b)	20,135	36,042
ProPetro Holding Corp.(a)(b)	24,553	553,425
Quintana Energy Services Inc.(a)	10,335	44,647
RigNet Inc.(a)(b)	3,636	35,524
Rowan Companies PLC, Class A(a)	41,369	446,372
RPC Inc.	18,369	209,590
Schlumberger Ltd.	458,146	19,961,421
SEACOR Holdings Inc.(a)	6,750	285,390
SEACOR Marine Holdings Inc.(a)	4,628	61,599
Select Energy Services Inc., Class A(a)	19,000	228,380
Smart Sand Inc.(a)(b)	5,574	24,804
Solaris Oilfield Infrastructure Inc., Class A	10,767	177,010
Superior Energy Services Inc.(a)	47,529	221,960
TETRA Technologies Inc.(a)	35,948	84,118
Tidewater Inc.(a)	10,754	249,385
Transocean Ltd.(a)(b)	167,529	1,459,178
U.S. Silica Holdings Inc.	26,101	453,113
Unit Corp.(a)	17,392	247,662
Weatherford International PLC(a)	327,330	228,476

		51,858,543

Entertainment — 1.7%
Activision Blizzard Inc.	248,611	11,319,259
AMC Entertainment Holdings Inc., Class A	17,002	252,480
Cinemark Holdings Inc.	35,849	1,433,601
Electronic Arts Inc.(a)	97,874	9,946,935
Eros International PLC(a)(b)	9,107	83,238

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Glu Mobile Inc.(a)	33,402	$365,418
IMAX Corp.(a)(b)	18,165	411,982
Liberty Media Corp.-Liberty Braves, Class A(a)	3,212	89,743
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	10,506	291,752
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	7,893	268,678
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	64,086	2,246,214
Lions Gate Entertainment Corp., Class A	17,337	271,151
Lions Gate Entertainment Corp., Class B, NVS	33,113	500,006
Live Nation Entertainment Inc.(a)	45,630	2,899,330
LiveXLive Media Inc.(a)(b)	8,901	47,887
Madison Square Garden Co. (The), Class A(a)	6,068	1,778,713
Marcus Corp. (The)	5,925	237,296
Netflix Inc.(a)(b)	137,515	49,032,348
Reading International Inc., Class A, NVS(a)	5,225	83,391
Rosetta Stone Inc.(a)(b)	5,995	130,991
Take-Two Interactive Software Inc.(a)	36,873	3,479,705
Viacom Inc., Class A(b)	3,062	99,362
Viacom Inc., Class B, NVS	116,360	3,266,225
Walt Disney Co. (The)	579,228	64,311,685
World Wrestling Entertainment Inc., Class A	14,274	1,238,698
Zynga Inc., Class A(a)	246,621	1,314,490

		155,400,578

Equity Real Estate Investment Trusts (REITs) — 3.9%
Acadia Realty Trust	25,564	697,130
Agree Realty Corp.	11,235	779,035
Alexander & Baldwin Inc.	24,434	621,601
Alexander’s Inc.	761	286,265
Alexandria Real Estate Equities Inc.	36,781	5,243,499
American Assets Trust Inc.	12,983	595,400
American Campus Communities Inc.	45,575	2,168,458
American Homes 4 Rent, Class A	83,944	1,907,208
American Tower Corp.	144,897	28,553,403
Americold Realty Trust	41,526	1,266,958
Apartment Investment & Management Co., Class A	51,521	2,590,991
Apple Hospitality REIT Inc.	72,933	1,188,808
Armada Hoffler Properties Inc.	18,271	284,845
Ashford Hospitality Trust Inc.	22,594	107,322
AvalonBay Communities Inc.	45,720	9,177,376
Bluerock Residential Growth REIT Inc.	5,988	64,551
Boston Properties Inc.	50,742	6,793,339
Braemar Hotels & Resorts Inc.	9,702	118,461
Brandywine Realty Trust	60,630	961,592
Brixmor Property Group Inc.	98,123	1,802,520
Brookfield Property REIT Inc., Class A	41,184	843,860
BRT Apartments Corp.	6,685	92,788
Camden Property Trust	29,274	2,971,311
CareTrust REIT Inc.	23,985	562,688
CatchMark Timber Trust Inc., Class A	20,820	204,452
CBL & Associates Properties Inc.	55,642	86,245
Cedar Realty Trust Inc.	27,096	92,126
Chatham Lodging Trust	15,776	303,530
Chesapeake Lodging Trust	18,821	523,412
City Office REIT Inc.	15,857	179,343
Clipper Realty Inc.	8,145	109,062
Colony Capital Inc.	158,821	844,928
Columbia Property Trust Inc.	39,386	886,579
Community Healthcare Trust Inc.	7,076	253,958
CoreCivic Inc.	37,367	726,788
CorEnergy Infrastructure Trust Inc.	4,724	173,607

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CorePoint Lodging Inc.	14,108	$157,586
CoreSite Realty Corp.	11,991	1,283,277
Corporate Office Properties Trust	30,880	843,024
Cousins Properties Inc.	135,446	1,308,408
Crown Castle International Corp.	136,824	17,513,472
CubeSmart	60,699	1,944,796
CyrusOne Inc.	35,461	1,859,575
DiamondRock Hospitality Co.	66,171	716,632
Digital Realty Trust Inc.	67,527	8,035,713
Douglas Emmett Inc.	52,519	2,122,818
Duke Realty Corp.	117,274	3,586,239
Easterly Government Properties Inc.	18,417	331,690
EastGroup Properties Inc.	10,880	1,214,643
Empire State Realty Trust Inc., Class A	47,355	748,209
EPR Properties	23,950	1,841,755
Equinix Inc.	27,243	12,345,438
Equity Commonwealth	39,397	1,287,888
Equity LifeStyle Properties Inc.	27,987	3,198,914
Equity Residential	117,414	8,843,622
Essential Properties Realty Trust Inc.	11,566	225,768
Essex Property Trust Inc.	21,569	6,238,618
Extra Space Storage Inc.	40,048	4,081,292
Farmland Partners Inc.	10,499	67,194
Federal Realty Investment Trust	24,176	3,332,662
First Industrial Realty Trust Inc.	42,057	1,487,136
Four Corners Property Trust Inc.	21,702	642,379
Franklin Street Properties Corp.	34,398	247,322
Front Yard Residential Corp.	17,011	157,692
Gaming and Leisure Properties Inc.	65,657	2,532,390
GEO Group Inc. (The)	39,086	750,451
Getty Realty Corp.	10,812	346,308
Gladstone Commercial Corp.	7,772	161,424
Gladstone Land Corp.	7,356	93,053
Global Medical REIT Inc.	4,730	46,449
Global Net Lease Inc.	25,954	490,531
Hannon Armstrong Sustainable Infrastructure Capital Inc.	20,999	538,414
HCP Inc.	157,849	4,940,674
Healthcare Realty Trust Inc.	41,603	1,335,872
Healthcare Trust of America Inc., Class A	69,158	1,977,227
Hersha Hospitality Trust	11,767	201,686
Highwoods Properties Inc.	33,232	1,554,593
Hospitality Properties Trust	52,582	1,383,432
Host Hotels & Resorts Inc.	239,507	4,526,682
Hudson Pacific Properties Inc.	50,133	1,725,578
Independence Realty Trust Inc.	30,372	327,714
Industrial Logistics Properties Trust	20,041	404,227
InfraREIT Inc.(a)	15,925	333,947
Innovative Industrial Properties Inc.(b)	2,702	220,726
Investors Real Estate Trust	3,654	218,911
Invitation Homes Inc.	112,614	2,739,899
Iron Mountain Inc.	95,004	3,368,842
iStar Inc.	19,488	164,089
JBG SMITH Properties	35,573	1,470,944
Jernigan Capital Inc.	7,533	158,494
Kilroy Realty Corp.	33,007	2,507,212
Kimco Realty Corp.	134,351	2,485,493
Kite Realty Group Trust	25,143	402,037
Lamar Advertising Co., Class A	28,440	2,254,154
Lexington Realty Trust	70,154	635,595

36	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Liberty Property Trust	49,066	$2,375,776
Life Storage Inc.	15,297	1,487,939
LTC Properties Inc.	12,130	555,554
Macerich Co. (The)	46,036	1,995,661
Mack-Cali Realty Corp.	29,532	655,610
MedEquities Realty Trust Inc.	7,150	79,580
Medical Properties Trust Inc.	121,169	2,242,838
Mid-America Apartment Communities Inc.	37,611	4,112,011
Monmouth Real Estate Investment Corp.	26,747	352,525
National Health Investors Inc.	13,867	1,089,253
National Retail Properties Inc.	51,553	2,855,521
National Storage Affiliates Trust	18,576	529,602
New Senior Investment Group Inc.	26,655	145,270
NexPoint Residential Trust Inc.	5,408	207,343
NorthStar Realty Europe Corp.	13,437	233,266
Office Properties Income Trust	15,570	430,355
Omega Healthcare Investors Inc.	64,963	2,478,338
One Liberty Properties Inc.	6,664	193,256
Outfront Media Inc.	47,966	1,122,404
Paramount Group Inc.	69,811	990,618
Park Hotels & Resorts Inc.	65,264	2,028,405
Pebblebrook Hotel Trust	42,200	1,310,732
Pennsylvania REIT	21,345	134,260
Physicians Realty Trust	61,371	1,154,389
Piedmont Office Realty Trust Inc., Class A	41,546	866,234
PotlatchDeltic Corp.	21,366	807,421
Preferred Apartment Communities Inc., Class A	12,038	178,403
Prologis Inc.	206,442	14,853,502
PS Business Parks Inc.	6,489	1,017,670
Public Storage	49,082	10,689,078
QTS Realty Trust Inc., Class A	16,047	721,955
Rayonier Inc.	43,688	1,377,046
Realty Income Corp.	97,820	7,195,639
Regency Centers Corp.	50,793	3,428,020
Retail Opportunity Investments Corp.	35,616	617,581
Retail Properties of America Inc., Class A	68,353	833,223
Retail Value Inc.	4,998	155,788
Rexford Industrial Realty Inc.	29,442	1,054,318
RLJ Lodging Trust	56,226	987,891
RPT Realty	29,919	359,327
Ryman Hospitality Properties Inc.	14,660	1,205,638
Sabra Health Care REIT Inc.	56,301	1,096,180
Safehold Inc.	4,325	94,328
Saul Centers Inc.	3,994	205,172
SBA Communications Corp.(a)	37,003	7,388,019
Senior Housing Properties Trust	77,660	914,835
Seritage Growth Properties, Class A	10,427	463,376
Simon Property Group Inc.	101,631	18,518,185
SITE Centers Corp.	48,600	661,932
SL Green Realty Corp.	26,672	2,398,346
Spirit MTA REIT	14,621	94,890
Spirit Realty Capital Inc.	28,769	1,142,992
STAG Industrial Inc.	32,585	966,145
STORE Capital Corp.	64,372	2,156,462
Summit Hotel Properties Inc.	35,914	409,779
Sun Communities Inc.	27,552	3,265,463
Sunstone Hotel Investors Inc.	76,622	1,103,357
Tanger Factory Outlet Centers Inc.	28,613	600,301
Taubman Centers Inc.	18,941	1,001,600
Terreno Realty Corp.	18,785	789,721

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Tier REIT Inc.	18,674	$535,197
UDR Inc.	90,204	4,100,674
UMH Properties Inc.	11,971	168,552
Uniti Group Inc.	53,082	593,988
Universal Health Realty Income Trust	4,065	307,761
Urban Edge Properties	37,017	703,323
Urstadt Biddle Properties Inc., Class A	11,314	233,521
Ventas Inc.	116,975	7,464,175
VEREIT Inc.	316,358	2,647,916
VICI Properties Inc.	135,176	2,957,651
Vornado Realty Trust	56,367	3,801,390
Washington Prime Group Inc.	55,563	313,931
Washington REIT	25,725	730,076
Weingarten Realty Investors	39,564	1,161,995
Welltower Inc.	123,259	9,564,898
Weyerhaeuser Co.	246,091	6,482,037
Whitestone REIT	11,275	135,526
WP Carey Inc.	52,904	4,143,970
Xenia Hotels & Resorts Inc.	37,732	826,708

		365,277,861

Food & Staples Retailing — 1.3%
Andersons Inc. (The)	8,322	268,218
BJ’s Wholesale Club Holdings Inc.(a)(b)	41,908	1,148,279
Casey’s General Stores Inc.	12,245	1,576,789
Chefs’ Warehouse Inc. (The)(a)	6,786	210,705
Costco Wholesale Corp.	144,303	34,941,529
Ingles Markets Inc., Class A	5,257	145,198
Kroger Co. (The)	262,120	6,448,152
Natural Grocers by Vitamin Cottage Inc.(a)(b)	2,252	26,911
Performance Food Group Co.(a)	32,975	1,307,129
PriceSmart Inc.	7,237	426,115
Rite Aid Corp.(a)	359,931	228,556
Smart & Final Stores Inc.(a)	8,328	41,140
SpartanNash Co.	11,065	175,602
Sprouts Farmers Market Inc.(a)(b)	42,806	922,041
Sysco Corp.	155,062	10,351,939
U.S. Foods Holding Corp.(a)	71,371	2,491,562
United Natural Foods Inc.(a)	16,420	217,072
Village Super Market Inc., Class A	1,495	40,858
Walgreens Boots Alliance Inc.	266,598	16,867,656
Walmart Inc.	463,379	45,193,354
Weis Markets Inc.	3,359	137,081

		123,165,886

Food Products — 1.1%
Alico Inc.	1,075	29,251
Archer-Daniels-Midland Co.	183,407	7,910,344
B&G Foods Inc.	20,628	503,736
Bunge Ltd.	46,791	2,483,198
Calavo Growers Inc.	5,141	431,073
Cal-Maine Foods Inc.	10,214	455,851
Campbell Soup Co.	57,419	2,189,386
Conagra Brands Inc.	157,664	4,373,599
Darling Ingredients Inc.(a)	55,136	1,193,694
Dean Foods Co.	30,136	91,312
Farmer Bros. Co.(a)	2,061	41,241
Flowers Foods Inc.	58,802	1,253,659
Fresh Del Monte Produce Inc.	11,010	297,600
Freshpet Inc.(a)	9,780	413,596
General Mills Inc.	194,828	10,082,349

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Hain Celestial Group Inc. (The)(a)(b)	28,702	$663,590
Hershey Co. (The)	46,145	5,298,830
Hormel Foods Corp.	89,628	4,011,749
Hostess Brands Inc.(a)	32,400	405,000
Ingredion Inc.	21,885	2,072,291
J&J Snack Foods Corp.	5,007	795,312
JM Smucker Co. (The)	36,170	4,213,805
John B Sanfilippo & Son Inc.	3,560	255,857
Kellogg Co.	81,395	4,670,445
Kraft Heinz Co. (The)	200,085	6,532,775
Lamb Weston Holdings Inc.	48,026	3,599,068
Lancaster Colony Corp.	6,272	982,760
Landec Corp.(a)	7,817	95,993
Limoneira Co.	5,784	136,098
McCormick & Co. Inc./MD, NVS	40,756	6,139,076
Mondelez International Inc., Class A	471,975	23,560,992
Pilgrim’s Pride Corp.(a)	18,254	406,882
Post Holdings Inc.(a)	21,152	2,314,029
Sanderson Farms Inc.	6,311	832,042
Seaboard Corp.	98	419,901
Seneca Foods Corp., Class A(a)	2,609	64,181
Simply Good Foods Co. (The)(a)	19,449	400,455
Tootsie Roll Industries Inc.(b)	6,985	260,147
TreeHouse Foods Inc.(a)	17,516	1,130,658
Tyson Foods Inc., Class A	96,079	6,670,765

		107,682,590

Gas Utilities — 0.2%
Atmos Energy Corp.	37,801	3,890,857
Chesapeake Utilities Corp.	5,560	507,128
National Fuel Gas Co.	27,425	1,671,828
New Jersey Resources Corp.	29,243	1,456,009
Northwest Natural Holding Co.	9,442	619,678
ONE Gas Inc.	16,665	1,483,685
RGC Resources Inc.	3,058	81,068
South Jersey Industries Inc.	31,330	1,004,753
Southwest Gas Holdings Inc.	17,381	1,429,761
Spire Inc.	16,603	1,366,261
UGI Corp.	56,634	3,138,656

		16,649,684

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	564,727	45,144,276
ABIOMED Inc.(a)	13,953	3,984,837
Accuray Inc.(a)(b)	21,550	102,793
Align Technology Inc.(a)	26,252	7,464,231
AngioDynamics Inc.(a)	12,481	285,316
Antares Pharma Inc.(a)(b)	45,828	138,859
AtriCure Inc.(a)	12,076	323,516
Atrion Corp.	516	453,399
Avanos Medical Inc.(a)	14,741	629,146
Axogen Inc.(a)	10,154	213,843
Axonics Modulation Technologies Inc.(a)	4,240	101,548
Baxter International Inc.	164,953	13,412,328
Becton Dickinson and Co.	87,527	21,858,118
Boston Scientific Corp.(a)	455,552	17,484,086
Cantel Medical Corp.	12,186	815,122
Cardiovascular Systems Inc.(a)	12,223	472,541
Cerus Corp.(a)(b)	47,472	295,751
CONMED Corp.	8,617	716,762
Cooper Companies Inc. (The)	15,905	4,710,584

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CryoLife Inc.(a)	12,980	$378,627
CryoPort Inc.(a)(b)	8,284	107,029
Cutera Inc.(a)	4,952	87,452
CytoSorbents Corp.(a)(b)	9,156	69,311
Danaher Corp.	207,480	27,391,510
DENTSPLY SIRONA Inc.	71,304	3,535,965
DexCom Inc.(a)	28,988	3,452,471
Edwards Lifesciences Corp.(a)	69,387	13,275,815
ElectroCore Inc.(a)(b)	6,759	47,313
Endologix Inc.(a)	2,675	17,682
FONAR Corp.(a)	2,938	60,141
GenMark Diagnostics Inc.(a)(b)	14,218	100,806
Glaukos Corp.(a)(b)	11,818	926,177
Globus Medical Inc., Class A(a)	24,445	1,207,827
Haemonetics Corp.(a)	16,781	1,468,002
Helius Medical Technologies Inc.(a)(b)	7,816	52,055
Heska Corp.(a)	2,315	197,053
Hill-Rom Holdings Inc.	21,550	2,281,283
Hologic Inc.(a)	88,684	4,292,306
ICU Medical Inc.(a)	5,007	1,198,325
IDEXX Laboratories Inc.(a)	28,492	6,370,811
Inogen Inc.(a)	5,700	543,609
Insulet Corp.(a)(b)	19,566	1,860,531
Integer Holdings Corp.(a)	9,999	754,125
Integra LifeSciences Holdings Corp.(a)	23,622	1,316,218
IntriCon Corp.(a)(b)	2,245	56,305
Intuitive Surgical Inc.(a)	37,531	21,414,438
Invacare Corp.	9,734	81,474
iRhythm Technologies Inc.(a)	7,663	574,418
Lantheus Holdings Inc.(a)	10,605	259,610
LeMaitre Vascular Inc.	5,795	179,645
LivaNova PLC(a)	16,446	1,599,373
Masimo Corp.(a)	14,948	2,067,009
Medtronic PLC	446,722	40,687,440
Meridian Bioscience Inc.	12,368	217,800
Merit Medical Systems Inc.(a)	17,261	1,067,248
Natus Medical Inc.(a)	10,859	275,601
Neogen Corp.(a)	15,872	910,894
Neuronetics Inc.(a)	2,908	44,347
Nevro Corp.(a)	10,349	646,916
Novocure Ltd.(a)(b)	25,021	1,205,262
NuVasive Inc.(a)(b)	17,760	1,008,590
Nuvectra Corp.(a)	4,487	49,402
OraSure Technologies Inc.(a)	20,021	223,234
Orthofix Medical Inc.(a)	5,641	318,209
OrthoPediatrics Corp.(a)(b)	3,478	153,832
Oxford Immunotec Global PLC(a)	9,078	156,414
Penumbra Inc.(a)(b)	10,449	1,536,107
Pulse Biosciences Inc.(a)(b)	2,928	51,504
Quidel Corp.(a)(b)	12,022	787,080
ResMed Inc.	46,073	4,790,210
Rockwell Medical Inc.(a)(b)	16,530	94,056
RTI Surgical Holdings Inc.(a)	17,241	103,618
SeaSpine Holdings Corp.(a)	7,072	106,646
Senseonics Holdings Inc.(a)(b)	21,463	52,584
SI-BONE Inc.(a)	3,942	74,267
Sientra Inc.(a)	5,380	46,160
STAAR Surgical Co.(a)	13,938	476,540
STERIS PLC(a)	28,803	3,687,648
Stryker Corp.	112,867	22,293,490

38	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Surmodics Inc.(a)	4,667	$202,921
Tactile Systems Technology Inc.(a)(b)	5,750	303,140
Tandem Diabetes Care Inc.(a)	16,689	1,059,751
Teleflex Inc.	14,910	4,505,206
TransEnterix Inc.(a)(b)	50,418	119,995
Utah Medical Products Inc.	1,030	90,897
Varex Imaging Corp.(a)(b)	12,075	409,101
Varian Medical Systems Inc.(a)	30,097	4,265,347
ViewRay Inc.(a)(b)	25,546	188,785
West Pharmaceutical Services Inc.	24,055	2,650,861
Wright Medical Group NV(a)(b)	40,200	1,264,290
Zimmer Biomet Holdings Inc.	67,133	8,572,884

		320,530,049

Health Care Providers & Services — 2.5%
AAC Holdings Inc.(a)(b)	1,771	3,259
Acadia Healthcare Co. Inc.(a)(b)	28,093	823,406
Addus HomeCare Corp.(a)	3,173	201,771
Amedisys Inc.(a)	8,995	1,108,724
American Renal Associates Holdings Inc.(a)	2,672	16,406
AmerisourceBergen Corp.	50,574	4,021,645
AMN Healthcare Services Inc.(a)(b)	15,921	749,720
Anthem Inc.	86,030	24,688,889
Apollo Medical Holdings Inc.(a)(b)	1,186	21,728
BioScrip Inc.(a)(b)	53,561	107,122
BioTelemetry Inc.(a)	11,100	695,082
Brookdale Senior Living Inc.(a)	60,571	398,557
Capital Senior Living Corp.(a)(b)	8,662	34,561
Cardinal Health Inc.	98,384	4,737,190
Centene Corp.(a)	134,010	7,115,931
Chemed Corp.	5,201	1,664,684
Cigna Corp.	122,948	19,772,497
Community Health Systems Inc.(a)	36,411	135,813
CorVel Corp.(a)	3,649	238,061
Covetrus Inc.(a)	19,811	630,980
Cross Country Healthcare Inc.(a)	14,676	103,172
CVS Health Corp.	424,672	22,902,561
DaVita Inc.(a)	42,316	2,297,336
Diplomat Pharmacy Inc.(a)	20,427	118,681
Encompass Health Corp.	31,648	1,848,243
Ensign Group Inc. (The)	16,789	859,429
Genesis Healthcare Inc.(a)(b)	17,209	24,781
Guardant Health Inc.(a)(b)	4,632	355,274
HCA Healthcare Inc.	89,959	11,728,854
HealthEquity Inc.(a)	17,482	1,293,318
Henry Schein Inc.(a)	49,592	2,980,975
Humana Inc.	44,748	11,902,968
Laboratory Corp. of America Holdings(a)	33,412	5,111,368
LHC Group Inc.(a)	10,031	1,112,037
Magellan Health Inc.(a)	7,598	500,860
McKesson Corp.	63,065	7,382,389
MEDNAX Inc.(a)	29,674	806,243
Molina Healthcare Inc.(a)	20,043	2,845,304
National HealthCare Corp.	4,327	328,333
National Research Corp.	4,587	177,058
Owens & Minor Inc.	19,208	78,753
Patterson Companies Inc.	26,320	575,092
PetIQ Inc.(a)(b)	6,430	201,966
Premier Inc., Class A(a)	16,881	582,226
Providence Service Corp. (The)(a)	3,716	247,560
Quest Diagnostics Inc.	44,879	4,035,520

Security	Shares	Value

Health Care Providers & Services (continued)
Quorum Health Corp.(a)(b)	18,016	$25,222
R1 RCM Inc.(a)(b)	31,957	309,024
RadNet Inc.(a)	17,487	216,664
Select Medical Holdings Corp.(a)	37,241	524,726
Surgery Partners Inc.(a)(b)	4,811	54,268
Tenet Healthcare Corp.(a)	28,729	828,544
Tivity Health Inc.(a)	14,381	252,530
Triple-S Management Corp., Class B(a)	7,462	170,283
U.S. Physical Therapy Inc.	4,354	457,301
UnitedHealth Group Inc.	315,409	77,988,029
Universal Health Services Inc., Class B	27,320	3,654,596
WellCare Health Plans Inc.(a)	16,574	4,470,837

		236,518,351

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)(b)	57,746	550,897
Castlight Health Inc., Class B(a)	38,298	143,617
Cerner Corp.(a)	102,296	5,852,354
Computer Programs & Systems Inc.	3,350	99,461
Evolent Health Inc., Class A(a)	21,127	265,778
HealthStream Inc.(a)	8,516	238,959
HMS Holdings Corp.(a)	25,960	768,676
Inovalon Holdings Inc., Class A(a)(b)	25,524	317,263
Inspire Medical Systems Inc.(a)	4,493	255,112
Medidata Solutions Inc.(a)	19,542	1,431,256
NantHealth Inc.(a)(b)	2,103	1,935
NextGen Healthcare Inc.(a)	16,178	272,276
Omnicell Inc.(a)	12,890	1,042,028
Simulations Plus Inc.	3,508	74,054
Tabula Rasa HealthCare Inc.(a)(b)	5,595	315,670
Teladoc Health Inc.(a)(b)	21,592	1,200,515
Veeva Systems Inc., Class A(a)	41,179	5,223,968
Vocera Communications Inc.(a)	9,644	305,040

		18,358,859

Hotels, Restaurants & Leisure — 2.1%
Aramark	80,070	2,366,068
BBX Capital Corp.	21,626	128,026
Belmond Ltd., Class A(a)	29,460	734,438
Biglari Holdings Inc., Class A(a)(b)	27	19,857
Biglari Holdings Inc., Class B, NVS(a)	280	39,581
BJ’s Restaurants Inc.	7,456	352,520
Bloomin’ Brands Inc.	28,277	578,265
Bluegreen Vacations Corp.	4,642	68,980
Boyd Gaming Corp.	25,877	707,995
Brinker International Inc.	11,498	510,281
Caesars Entertainment Corp.(a)	193,591	1,682,306
Carnival Corp.	131,813	6,685,555
Carrols Restaurant Group Inc.(a)	13,577	135,363
Century Casinos Inc.(a)(b)	6,695	60,657
Cheesecake Factory Inc. (The)	14,298	699,458
Chipotle Mexican Grill Inc.(a)	8,011	5,690,293
Choice Hotels International Inc.	11,623	903,572
Churchill Downs Inc.	11,390	1,028,061
Chuy’s Holdings Inc.(a)(b)	4,802	109,342
Cracker Barrel Old Country Store Inc.	6,310	1,019,759
Darden Restaurants Inc.	40,697	4,943,465
Dave & Buster’s Entertainment Inc.	12,213	609,062
Del Frisco’s Restaurant Group Inc.(a)	6,989	44,799
Del Taco Restaurants Inc.(a)	13,149	132,279
Denny’s Corp.(a)	21,433	393,296

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Dine Brands Global Inc.	5,579	$509,307
Domino’s Pizza Inc.	13,693	3,534,163
Drive Shack Inc.(a)	19,802	88,911
Dunkin’ Brands Group Inc.	26,887	2,019,214
El Pollo Loco Holdings Inc.(a)	9,015	117,285
Eldorado Resorts Inc.(a)(b)	21,250	992,162
Empire Resorts Inc.(a)	910	9,146
Extended Stay America Inc.	61,610	1,105,899
Fiesta Restaurant Group Inc.(a)	8,836	115,840
Golden Entertainment Inc.(a)	6,461	91,488
Habit Restaurants Inc. (The), Class A(a)	4,078	44,124
Hilton Grand Vacations Inc.(a)	32,547	1,004,075
Hilton Worldwide Holdings Inc.	90,990	7,562,179
Hyatt Hotels Corp., Class A	13,715	995,298
International Game Technology PLC	30,708	398,897
International Speedway Corp., Class A	7,743	337,827
J Alexander’s Holdings Inc.(a)	4,662	45,781
Jack in the Box Inc.	8,053	652,776
Las Vegas Sands Corp.	117,664	7,172,797
Lindblad Expeditions Holdings Inc.(a)	4,600	70,150
Marriott International Inc./MD, Class A	93,272	11,667,394
Marriott Vacations Worldwide Corp.	12,466	1,165,571
McDonald’s Corp.	256,293	48,670,041
MGM Resorts International	163,765	4,202,210
Monarch Casino & Resort Inc.(a)	4,461	195,927
Nathan’s Famous Inc.	976	66,758
Noodles & Co.(a)	3,761	25,575
Norwegian Cruise Line Holdings Ltd.(a)	71,670	3,938,983
Papa John’s International Inc.(b)	8,370	443,192
Penn National Gaming Inc.(a)	34,888	701,249
Planet Fitness Inc., Class A(a)	29,068	1,997,553
PlayAGS Inc.(a)	7,419	177,537
Potbelly Corp.(a)	8,799	74,879
RCI Hospitality Holdings Inc.	3,558	81,727
Red Lion Hotels Corp.(a)	4,456	36,004
Red Robin Gourmet Burgers Inc.(a)(b)	4,449	128,176
Red Rock Resorts Inc., Class A	21,658	559,859
Royal Caribbean Cruises Ltd.	54,866	6,288,741
Ruth’s Hospitality Group Inc.	10,329	264,319
Scientific Games Corp./DE, Class A(a)	16,707	341,157
SeaWorld Entertainment Inc.(a)	17,156	441,939
Shake Shack Inc., Class A(a)	8,708	515,078
Six Flags Entertainment Corp.	23,172	1,143,538
Speedway Motorsports Inc.	3,460	50,066
Starbucks Corp.	399,059	29,666,046
Texas Roadhouse Inc.	22,793	1,417,497
Town Sports International Holdings Inc.(a)	7,988	38,023
Vail Resorts Inc.	13,142	2,855,757
Wendy’s Co. (The)	59,188	1,058,873
Wingstop Inc.	9,253	703,506
Wyndham Destinations Inc.	31,670	1,282,318
Wyndham Hotels & Resorts Inc.	32,291	1,614,227
Wynn Resorts Ltd.	34,173	4,077,522
Yum China Holdings Inc.	120,593	5,415,832
Yum! Brands Inc.	101,157	10,096,480

		197,914,151

Household Durables — 0.4%
Bassett Furniture Industries Inc.	3,038	49,854
Beazer Homes USA Inc.(a)	12,097	139,236
Cavco Industries Inc.(a)	2,997	352,237

Security	Shares	Value

Household Durables (continued)
Century Communities Inc.(a)(b)	8,391	$201,132
DR Horton Inc.	112,164	4,641,346
Ethan Allen Interiors Inc.	7,467	142,844
Flexsteel Industries Inc.	2,605	60,410
Garmin Ltd.	38,063	3,286,740
GoPro Inc., Class A(a)	38,838	252,447
Green Brick Partners Inc.(a)	4,381	38,334
Hamilton Beach Brands Holding Co., Class A	3,083	66,161
Helen of Troy Ltd.(a)	8,369	970,469
Hooker Furniture Corp.	3,106	89,546
Hovnanian Enterprises Inc., Class A(a)	1,231	13,501
Installed Building Products Inc.(a)	7,458	361,713
iRobot Corp.(a)(b)	8,912	1,048,853
KB Home	28,431	687,177
La-Z-Boy Inc.	15,652	516,360
Leggett & Platt Inc.	42,456	1,792,492
Lennar Corp., Class A	93,634	4,596,493
Lennar Corp., Class B	4,523	176,940
LGI Homes Inc.(a)(b)	6,132	369,392
Lifetime Brands Inc.	2,581	24,390
Lovesac Co. (The)(a)	3,391	94,304
M/I Homes Inc.(a)	8,935	237,850
MDC Holdings Inc.	16,866	490,126
Meritage Homes Corp.(a)	12,582	562,541
Mohawk Industries Inc.(a)(b)	20,315	2,562,737
New Home Co. Inc. (The)(a)	2,496	11,881
Newell Brands Inc.	141,849	2,175,964
NVR Inc.(a)	1,033	2,858,311
PulteGroup Inc.	84,771	2,370,197
Purple Innovation Inc.(a)(b)	11,441	53,086
Roku Inc.(a)	14,107	910,043
Skyline Champion Corp.	9,805	186,295
Sonos Inc.(a)	6,884	70,836
Taylor Morrison Home Corp., Class A(a)	40,625	721,094
Tempur Sealy International Inc.(a)(b)	14,862	857,092
Toll Brothers Inc.	43,857	1,587,623
TopBuild Corp.(a)	11,720	759,690
TRI Pointe Group Inc.(a)	49,054	620,043
Tupperware Brands Corp.	16,507	422,249
Turtle Beach Corp.(a)(b)	4,236	48,121
Universal Electronics Inc.(a)	4,454	165,466
Vuzix Corp.(a)(b)	12,843	39,300
Whirlpool Corp.	20,592	2,736,471
William Lyon Homes, Class A(a)	10,163	156,205
ZAGG Inc.(a)(b)	8,980	81,449

		40,657,041

Household Products — 1.4%
Central Garden & Pet Co.(a)(b)	3,201	81,818
Central Garden & Pet Co., Class A, NVS(a)	14,265	331,661
Church & Dwight Co. Inc.	80,637	5,743,773
Clorox Co. (The)	42,122	6,758,896
Colgate-Palmolive Co.	281,728	19,309,637
Energizer Holdings Inc.	20,815	935,218
Kimberly-Clark Corp.	113,465	14,058,313
Oil-Dri Corp. of America	1,385	43,129
Procter & Gamble Co. (The)	821,875	85,516,094
Spectrum Brands Holdings Inc.	13,574	743,584
WD-40 Co.	4,238	718,087

		134,240,210

40	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	220,368	$3,984,253
Atlantic Power Corp.(a)	34,550	87,066
Clearway Energy Inc., Class A	10,160	147,726
Clearway Energy Inc., Class C	23,871	360,691
NRG Energy Inc.	94,789	4,026,637
Ormat Technologies Inc.	13,499	744,470
Pattern Energy Group Inc., Class A	25,567	562,474
TerraForm Power Inc., Class A	26,134	359,081
Vistra Energy Corp.	129,328	3,366,408

		13,638,806

Industrial Conglomerates — 1.3%
3M Co.	184,717	38,380,498
Carlisle Companies Inc.	19,637	2,407,889
General Electric Co.	2,848,631	28,457,824
Honeywell International Inc.	240,200	38,172,584
Raven Industries Inc.	11,029	423,183
Roper Technologies Inc.	33,391	11,418,720

		119,260,698

Insurance — 2.6%
Aflac Inc.	246,295	12,314,750
Alleghany Corp.(a)	4,711	2,885,016
Allstate Corp. (The)	109,540	10,316,477
Ambac Financial Group Inc.(a)	15,896	288,035
American Equity Investment Life Holding Co.	30,755	831,000
American Financial Group Inc./OH	21,891	2,106,133
American International Group Inc.	292,851	12,610,164
American National Insurance Co.	2,190	264,596
AMERISAFE Inc.	5,221	310,127
Aon PLC	79,221	13,523,025
Arch Capital Group Ltd.(a)	128,621	4,157,031
Argo Group International Holdings Ltd.	11,376	803,828
Arthur J Gallagher & Co.	60,144	4,697,246
Assurant Inc.	19,685	1,868,303
Assured Guaranty Ltd.	34,726	1,542,876
Athene Holding Ltd., Class A(a)	51,576	2,104,301
Axis Capital Holdings Ltd.	27,176	1,488,701
Brighthouse Financial Inc.(a)	38,995	1,415,129
Brown & Brown Inc.	78,154	2,306,325
Chubb Ltd.	151,476	21,218,758
Cincinnati Financial Corp.	50,625	4,348,687
Citizens Inc./TX(a)(b)	11,574	77,199
CNA Financial Corp.	9,900	429,165
CNO Financial Group Inc.	53,897	872,053
Crawford & Co., Class B	6,481	59,172
Donegal Group Inc., Class A	2,277	30,626
eHealth Inc.(a)	8,014	499,593
EMC Insurance Group Inc.	2,009	64,047
Employers Holdings Inc.	10,234	410,486
Enstar Group Ltd.(a)	3,999	695,826
Erie Indemnity Co., Class A, NVS	8,411	1,501,532
Everest Re Group Ltd.	13,395	2,892,784
FBL Financial Group Inc., Class A	3,012	188,913
FedNat Holding Co.	3,409	54,680
Fidelity National Financial Inc.	87,080	3,182,774
First American Financial Corp.	37,475	1,929,962
Genworth Financial Inc., Class A(a)	35,806	137,137
Global Indemnity Ltd.	3,149	95,667
Goosehead Insurance Inc., Class A(b)	3,498	97,524
Greenlight Capital Re Ltd., Class A(a)(b)	8,592	93,395

Security	Shares	Value

Insurance (continued)
Hallmark Financial Services Inc.(a)	4,372	$45,469
Hanover Insurance Group Inc. (The)	14,246	1,626,466
Hartford Financial Services Group Inc. (The)	118,749	5,904,200
HCI Group Inc.	3,453	147,547
Health Insurance Innovations Inc., Class A(a)(b)	3,560	95,479
Heritage Insurance Holdings Inc.	7,112	103,835
Horace Mann Educators Corp.	11,325	398,753
Independence Holding Co.	2,352	82,908
Investors Title Co.	389	61,423
James River Group Holdings Ltd.	8,212	329,137
Kemper Corp.	16,161	1,230,499
Kingstone Companies Inc.	5,217	76,899
Kinsale Capital Group Inc.(b)	6,373	436,997
Lincoln National Corp.	70,711	4,150,736
Loews Corp.	91,435	4,382,480
Maiden Holdings Ltd.	19,748	14,667
Markel Corp.(a)	4,458	4,441,238
Marsh & McLennan Companies Inc.	167,029	15,684,023
MBIA Inc.(a)(b)	28,626	272,520
Mercury General Corp.	8,677	434,457
MetLife Inc.	268,976	11,450,308
National General Holdings Corp.	19,884	471,847
National Western Life Group Inc., Class A	769	201,839
Navigators Group Inc. (The)	5,982	417,962
NI Holdings Inc.(a)(b)	4,514	72,224
Old Republic International Corp.	91,962	1,923,845
Primerica Inc.	14,060	1,717,429
Principal Financial Group Inc.	91,962	4,615,573
ProAssurance Corp.	17,650	610,866
Progressive Corp. (The)	191,766	13,824,411
Protective Insurance Corp., Class B	2,627	48,652
Prudential Financial Inc.	136,131	12,507,716
Reinsurance Group of America Inc.	21,018	2,984,136
RenaissanceRe Holdings Ltd.	13,032	1,870,092
RLI Corp.	11,988	860,139
Safety Insurance Group Inc.	4,661	406,160
Selective Insurance Group Inc.	16,933	1,071,520
State Auto Financial Corp.	4,578	150,708
Stewart Information Services Corp.	7,090	302,672
Third Point Reinsurance Ltd.(a)	23,885	247,926
Tiptree Inc.	13,512	85,531
Torchmark Corp.	34,250	2,806,787
Travelers Companies Inc. (The)	87,313	11,975,851
Trupanion Inc.(a)(b)	10,188	333,555
United Fire Group Inc.	7,205	314,931
United Insurance Holdings Corp.	4,613	73,347
Universal Insurance Holdings Inc.	10,961	339,791
Unum Group.	67,992	2,300,169
White Mountains Insurance Group Ltd.	993	919,002
Willis Towers Watson PLC	42,773	7,513,077
WR Berkley Corp.	31,673	2,683,337

		239,734,179

Interactive Media & Services — 4.1%
Alphabet Inc., Class A(a)	98,561	115,995,455
Alphabet Inc., Class C, NVS(a)	100,481	117,895,362
Care.com Inc.(a)	8,776	173,414
Cargurus Inc.(a)	15,873	635,872
Cars.com Inc.(a)(b)	22,900	522,120
Facebook Inc., Class A(a)	784,663	130,795,476
IAC/InterActiveCorp.(a)	24,529	5,153,788

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Liberty TripAdvisor Holdings Inc., Class A(a)	22,110	$313,741
Match Group Inc.	16,768	949,237
Meet Group Inc. (The)(a)	31,069	156,277
QuinStreet Inc.(a)	15,126	202,537
Travelzoo(a)	417	5,588
TripAdvisor Inc.(a)	33,816	1,739,833
TrueCar Inc.(a)	29,528	196,066
Twitter Inc.(a)	237,024	7,793,349
Yelp Inc.(a)	27,558	950,751
Zillow Group Inc., Class A(a)(b)	18,063	617,755
Zillow Group Inc., Class C, NVS(a)(b)	39,610	1,376,051

		385,472,672

Internet & Direct Marketing Retail — 3.2%
1-800-Flowers.com Inc., Class A(a)	7,729	140,900
Amazon.com Inc.(a)	135,787	241,802,700
Booking Holdings Inc.(a)	15,271	26,646,521
Duluth Holdings Inc., Class B(a)(b)	2,336	55,690
eBay Inc.	284,332	10,560,091
Etsy Inc.(a)	39,501	2,655,257
Expedia Group Inc.	38,811	4,618,509
Gaia Inc.(a)(b)	4,261	38,988
Groupon Inc.(a)	142,357	505,367
GrubHub Inc.(a)(b)	29,441	2,045,266
Lands’ End Inc.(a)(b)	4,518	75,044
Leaf Group Ltd.(a)	10,256	82,253
Liberty Expedia Holdings Inc., Class A(a)	19,019	814,013
Liquidity Services Inc.(a)	7,010	54,047
Overstock.com Inc.(a)(b)	9,581	159,236
PetMed Express Inc.	5,915	134,744
Quotient Technology Inc.(a)	24,855	245,319
Qurate Retail Inc.(a)(b)	138,831	2,218,520
Remark Holdings Inc.(a)(b)	18,867	34,904
Shutterfly Inc.(a)	10,314	419,161
Shutterstock Inc.	5,824	271,573
Stamps.com Inc.(a)	5,602	456,059
Wayfair Inc., Class A(a)(b)	18,914	2,807,783

		296,841,945

IT Services — 5.1%
Accenture PLC, Class A	212,327	37,373,799
Akamai Technologies Inc.(a)	51,818	3,715,869
Alliance Data Systems Corp.	15,607	2,730,913
Amdocs Ltd.	45,045	2,437,385
Automatic Data Processing Inc.	143,926	22,990,739
Black Knight Inc.(a)	47,476	2,587,442
Booz Allen Hamilton Holding Corp.	44,984	2,615,370
Brightcove Inc.(a)	8,568	72,057
Broadridge Financial Solutions Inc.	37,805	3,920,000
CACI International Inc., Class A(a)	7,918	1,441,234
Carbonite Inc.(a)(b)	10,180	252,566
Cardtronics PLC, Class A(a)(b)	13,664	486,165
Cass Information Systems Inc.	4,227	199,937
Cognizant Technology Solutions Corp., Class A	189,884	13,757,096
Conduent Inc.(a)	63,411	876,974
CoreLogic Inc.(a)	27,097	1,009,634
CSG Systems International Inc.	10,200	431,460
DXC Technology Co.	88,487	5,690,599
Endurance International Group Holdings Inc.(a)	30,600	221,850
EPAM Systems Inc.(a)	17,207	2,910,220
Euronet Worldwide Inc.(a)(b)	16,423	2,341,756

Security	Shares	Value

IT Services (continued)
Everi Holdings Inc.(a)	20,305	$213,609
EVERTEC Inc.	19,768	549,748
Evo Payments Inc., Class A(a)(b)	8,706	252,909
Exela Technologies Inc.(a)	18,394	61,436
ExlService Holdings Inc.(a)	11,409	684,768
Fidelity National Information Services Inc.	107,597	12,169,221
First Data Corp., Class A(a)	180,102	4,731,280
Fiserv Inc.(a)	131,961	11,649,517
FleetCor Technologies Inc.(a)	28,140	6,939,043
Gartner Inc.(a)(b)	29,440	4,465,459
Genpact Ltd.	51,090	1,797,346
Global Payments Inc.	52,380	7,150,918
GoDaddy Inc., Class A(a)	55,481	4,171,616
GTT Communications Inc.(a)(b)	13,757	477,368
Hackett Group Inc. (The)	7,562	119,480
I3 Verticals Inc., Class A(a)	4,446	106,793
Information Services Group Inc.(a)	9,793	36,528
Internap Corp.(a)(b)	6,388	31,684
International Business Machines Corp.	303,261	42,790,127
Jack Henry & Associates Inc.	25,639	3,557,155
Leidos Holdings Inc.	46,989	3,011,525
Limelight Networks Inc.(a)	36,096	116,590
LiveRamp Holdings Inc.(a)	22,198	1,211,345
ManTech International Corp./VA, Class A	8,730	471,595
Mastercard Inc., Class A	299,820	70,592,619
MAXIMUS Inc.	20,390	1,447,282
MoneyGram International Inc.(a)(b)	9,341	19,056
NIC Inc.	19,431	332,076
Okta Inc.(a)	29,111	2,408,353
Paychex Inc.	106,216	8,518,523
PayPal Holdings Inc.(a)	387,531	40,241,219
Perficient Inc.(a)	9,766	267,491
Perspecta Inc.	46,351	937,217
PFSweb Inc.(a)	8,839	46,051
Presidio Inc.	11,923	176,460
PRGX Global Inc.(a)	10,382	82,225
Sabre Corp.	89,951	1,924,052
Science Applications International Corp.	17,243	1,326,849
ServiceSource International Inc.(a)	18,289	16,851
Square Inc., Class A(a)	96,829	7,254,429
Switch Inc., Class A	11,600	119,596
Sykes Enterprises Inc.(a)	14,873	420,608
Total System Services Inc.	59,317	5,635,708
Travelport Worldwide Ltd.	43,122	678,309
TTEC Holdings Inc.	5,691	206,185
Tucows Inc., Class A(a)(b)	2,894	234,935
Twilio Inc., Class A(a)	28,867	3,729,039
Unisys Corp.(a)(b)	16,424	191,668
VeriSign Inc.(a)	33,895	6,153,976
Virtusa Corp.(a)	9,451	505,156
Visa Inc., Class A	581,174	90,773,567
Western Union Co. (The)	145,940	2,695,512
WEX Inc.(a)	13,391	2,570,938
Worldpay Inc., Class A(a)	98,771	11,210,508

		475,546,583

Leisure Products — 0.1%
Acushnet Holdings Corp.	11,500	266,110
American Outdoor Brands Corp.(a)	18,330	171,202
Brunswick Corp./DE	28,603	1,439,589
Callaway Golf Co.	28,932	460,887

42	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Escalade Inc.	3,037	$33,923
Hasbro Inc.	37,909	3,223,023
Johnson Outdoors Inc., Class A	1,858	132,587
Malibu Boats Inc., Class A(a)	7,877	311,772
Marine Products Corp.	1,471	19,815
MasterCraft Boat Holdings Inc.(a)	6,468	145,983
Mattel Inc.(a)(b)	111,259	1,446,367
Nautilus Inc.(a)	9,261	51,491
Polaris Industries Inc.	19,031	1,606,787
Sturm Ruger & Co. Inc.	5,154	273,265
Vista Outdoor Inc.(a)	19,332	154,849
YETI Holdings Inc.(a)(b)	5,969	180,562

		9,918,212

Life Sciences Tools & Services — 1.1%
Accelerate Diagnostics Inc.(a)(b)	6,749	141,864
Agilent Technologies Inc.	104,890	8,431,058
Bio-Rad Laboratories Inc., Class A(a)	7,128	2,178,887
Bio-Techne Corp.	12,496	2,481,081
Bruker Corp.	32,452	1,247,455
Cambrex Corp.(a)	10,535	409,285
Charles River Laboratories International Inc.(a)	15,569	2,261,397
ChromaDex Corp.(a)	22,877	95,855
Codexis Inc.(a)(b)	16,421	337,123
Enzo Biochem Inc.(a)	12,434	33,945
Fluidigm Corp.(a)	14,397	191,336
Harvard Bioscience Inc.(a)	18,052	77,804
Illumina Inc.(a)	48,470	15,059,144
IQVIA Holdings Inc.(a)	57,264	8,237,427
Luminex Corp.	12,002	276,166
Medpace Holdings Inc.(a)	7,061	416,387
Mettler-Toledo International Inc.(a)	8,120	5,870,760
NanoString Technologies Inc.(a)	9,853	235,782
NeoGenomics Inc.(a)(b)	26,921	550,804
Pacific Biosciences of California Inc.(a)	41,949	303,291
PerkinElmer Inc.(b)	36,146	3,483,029
PRA Health Sciences Inc.(a)	19,365	2,135,766
QIAGEN NV(a)	72,265	2,939,740
Quanterix Corp.(a)	4,757	122,873
Syneos Health Inc.(a)	20,011	1,035,769
Thermo Fisher Scientific Inc.	132,394	36,238,886
Waters Corp.(a)	24,842	6,252,980

		101,045,894

Machinery — 1.9%
Actuant Corp., Class A(b)	19,345	471,438
AGCO Corp.	21,049	1,463,958
Alamo Group Inc.	3,009	300,719
Albany International Corp., Class A	9,826	703,443
Allison Transmission Holdings Inc.	37,359	1,678,166
Altra Industrial Motion Corp.	19,405	602,525
Astec Industries Inc.	7,415	279,990
Barnes Group Inc.	15,126	777,628
Blue Bird Corp.(a)	5,417	91,710
Briggs & Stratton Corp.	14,638	173,167
Caterpillar Inc.	189,381	25,659,232
Chart Industries Inc.(a)	10,536	953,719
CIRCOR International Inc.(a)	5,399	176,007
Colfax Corp.(a)(b)	28,356	841,606
Columbus McKinnon Corp./NY	8,051	276,552
Commercial Vehicle Group Inc.(a)	10,458	80,213

Security	Shares	Value

Machinery (continued)
Crane Co.	17,073	$1,444,717
Cummins Inc.	49,270	7,778,255
Deere & Co.	105,637	16,885,018
Donaldson Co. Inc.	42,463	2,125,698
Douglas Dynamics Inc.	6,702	255,145
Dover Corp.	48,255	4,526,319
Eastern Co. (The)	2,762	76,010
Energy Recovery Inc.(a)	10,857	94,782
EnPro Industries Inc.	6,371	410,611
ESCO Technologies Inc.	8,059	540,195
Evoqua Water Technologies Corp.(a)	24,423	307,241
Federal Signal Corp.	18,272	474,889
Flowserve Corp.	43,548	1,965,757
Fortive Corp.	97,145	8,149,494
Franklin Electric Co. Inc.	16,052	820,097
FreightCar America Inc.(a)	3,498	21,548
Gardner Denver Holdings Inc.(a)	41,163	1,144,743
Gates Industrial Corp. PLC(a)(b)	14,465	207,428
Gencor Industries Inc.(a)	2,406	29,738
Global Brass & Copper Holdings Inc.	6,490	223,516
Gorman-Rupp Co. (The)	5,773	195,936
Graco Inc.	54,141	2,681,062
Graham Corp.	3,173	62,286
Greenbrier Companies Inc. (The)	10,219	329,358
Harsco Corp.(a)	24,487	493,658
Hillenbrand Inc.	21,143	878,069
Hurco Companies Inc.	1,991	80,297
Hyster-Yale Materials Handling Inc.	3,082	192,193
IDEX Corp.	25,177	3,820,358
Illinois Tool Works Inc.	108,855	15,623,958
Ingersoll-Rand PLC	80,965	8,740,172
ITT Inc.	28,513	1,653,754
John Bean Technologies Corp.	10,473	962,364
Kadant Inc.	3,444	302,934
Kennametal Inc.	27,076	995,043
LB Foster Co., Class A(a)	4,310	81,114
Lincoln Electric Holdings Inc.	20,445	1,714,722
Lindsay Corp.	3,720	360,059
Lydall Inc.(a)	5,217	122,391
Manitex International Inc.(a)	7,967	60,947
Manitowoc Co. Inc. (The)(a)(b)	11,276	185,039
Meritor Inc.(a)(b)	25,654	522,059
Middleby Corp. (The)(a)	18,420	2,395,153
Milacron Holdings Corp.(a)	23,271	263,428
Miller Industries Inc./TN	3,275	101,034
Mueller Industries Inc.	18,949	593,862
Mueller Water Products Inc., Class A	47,296	474,852
Navistar International Corp.(a)	16,810	542,963
NN Inc.	17,525	131,262
Nordson Corp.	18,943	2,510,326
Omega Flex Inc.	892	67,614
Oshkosh Corp.	23,016	1,729,192
PACCAR Inc.	111,686	7,610,284
Parker-Hannifin Corp.	42,597	7,310,497
Park-Ohio Holdings Corp.	2,570	83,217
Pentair PLC	51,393	2,287,502
Proto Labs Inc.(a)	8,774	922,498
RBC Bearings Inc.(a)	7,610	967,764
REV Group Inc.	11,446	125,334
Rexnord Corp.(a)	33,233	835,478

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Snap-on Inc.	18,404	$2,880,594
Spartan Motors Inc.	10,387	91,717
SPX Corp.(a)	14,948	520,041
SPX FLOW Inc.(a)	14,213	453,395
Standex International Corp.	3,715	272,681
Stanley Black & Decker Inc.	50,111	6,823,615
Sun Hydraulics Corp.	9,991	464,681
Tennant Co.	5,651	350,870
Terex Corp.	22,067	709,013
Timken Co. (The)	22,084	963,304
Titan International Inc.	13,969	83,395
Toro Co. (The)	34,370	2,366,031
TriMas Corp.(a)	16,461	497,616
Trinity Industries Inc.	48,482	1,053,514
Twin Disc Inc.(a)	2,710	45,121
Wabash National Corp.	20,556	278,534
WABCO Holdings Inc.(a)	17,482	2,304,652
Wabtec Corp.	43,126	3,179,249
Watts Water Technologies Inc., Class A	9,767	789,369
Welbilt Inc.(a)	45,676	748,173
Woodward Inc.	17,836	1,692,458
Xylem Inc./NY	58,848	4,651,346

		182,240,676

Marine — 0.0%
Costamare Inc.	22,113	114,987
Eagle Bulk Shipping Inc.(a)	18,517	86,104
Genco Shipping & Trading Ltd.(a)	4,810	35,883
Kirby Corp.(a)	19,148	1,438,206
Matson Inc.	14,676	529,657
Safe Bulkers Inc.(a)	29,604	43,222
Scorpio Bulkers Inc.	21,838	83,858

		2,331,917

Media — 1.4%
AMC Networks Inc., Class A(a)(b)	14,161	803,778
Beasley Broadcast Group Inc., Class A	7,267	28,923
Boston Omaha Corp., Class A(a)	3,841	95,794
Cable One Inc.	1,466	1,438,703
Cardlytics Inc.(a)(b)	3,740	61,860
CBS Corp., Class B, NVS	109,986	5,227,635
Central European Media Enterprises Ltd., Class A(a)	22,916	91,206
Charter Communications Inc., Class A(a)	56,024	19,435,286
Clear Channel Outdoor Holdings Inc., Class A(a)	12,391	66,292
Comcast Corp., Class A	1,482,629	59,275,507
Daily Journal Corp.(a)(b)	220	47,102
Discovery Inc., Class A(a)(b)	50,723	1,370,535
Discovery Inc., Class C, NVS(a)	115,696	2,940,992
DISH Network Corp., Class A(a)	73,748	2,337,074
Emerald Expositions Events Inc.	11,448	145,390
Entercom Communications Corp., Class A	40,576	213,024
Entravision Communications Corp., Class A	24,622	79,775
EW Scripps Co. (The), Class A, NVS	16,770	352,170
Fluent Inc.(a)	4,725	26,554
Fox Corp., Class A(a)	117,979	4,331,009
Fox Corp., Class B(a)	55,541	1,992,811
Gannett Co. Inc.	34,452	363,124
GCI Liberty Inc., Class A(a)	32,847	1,826,622
Gray Television Inc.(a)	26,786	572,149
Hemisphere Media Group Inc.(a)	9,019	127,168
Interpublic Group of Companies Inc. (The)	127,718	2,683,355

Security	Shares	Value

Media (continued)
John Wiley & Sons Inc., Class A	15,011	$663,786
Liberty Broadband Corp., Class A(a)	8,586	786,821
Liberty Broadband Corp., Class C, NVS(a)	34,584	3,172,736
Liberty Latin America Ltd., Class A(a)	14,108	272,849
Liberty Latin America Ltd., Class C, NVS(a)	36,758	714,943
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	28,778	1,098,744
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	55,244	2,112,531
Loral Space & Communications Inc.(a)	3,805	137,170
MDC Partners Inc., Class A(a)	14,501	32,627
Meredith Corp.	13,490	745,457
MSG Networks Inc., Class A(a)	18,326	398,590
National CineMedia Inc.	21,645	152,597
New Media Investment Group Inc.	18,793	197,326
New York Times Co. (The), Class A	42,383	1,392,282
News Corp., Class A, NVS	124,241	1,545,558
News Corp., Class B	38,493	480,778
Nexstar Media Group Inc., Class A	15,010	1,626,634
Omnicom Group Inc.	73,045	5,331,555
Saga Communications Inc., Class A	1,367	45,371
Scholastic Corp., NVS	8,581	341,181
Sinclair Broadcast Group Inc., Class A	23,335	897,931
Sirius XM Holdings Inc.(b)	541,385	3,069,653
TechTarget Inc.(a)(b)	4,915	79,967
TEGNA Inc.	69,059	973,732
Tribune Media Co., Class A	29,121	1,343,643
Tribune Publishing Co.(a)	6,653	78,439
WideOpenWest Inc.(a)(b)	6,776	61,662

		133,688,401

Metals & Mining — 0.4%
AK Steel Holding Corp.(a)	98,734	271,519
Alcoa Corp.(a)	61,159	1,722,237
Allegheny Technologies Inc.(a)	40,235	1,028,809
Carpenter Technology Corp.	14,627	670,648
Century Aluminum Co.(a)	15,661	139,070
Cleveland-Cliffs Inc.	100,006	999,060
Coeur Mining Inc.(a)	57,589	234,963
Commercial Metals Co.	38,868	663,865
Compass Minerals International Inc.	11,058	601,223
Ferroglobe PLC(a)(d)	15,827	—
Freeport-McMoRan Inc.	247,555	3,190,984
Gold Resource Corp.	15,689	61,658
Haynes International Inc.	3,600	118,188
Hecla Mining Co.(b)	157,162	361,473
Kaiser Aluminum Corp.	5,375	562,924
Materion Corp.	6,032	344,186
Newmont Mining Corp.	174,859	6,254,706
Nucor Corp.	100,899	5,887,457
Olympic Steel Inc.	2,589	41,087
Ramaco Resources Inc.(a)	1,938	11,240
Reliance Steel & Aluminum Co.	22,120	1,996,551
Royal Gold Inc.	21,952	1,996,095
Ryerson Holding Corp.(a)	3,321	28,428
Schnitzer Steel Industries Inc., Class A	7,680	184,320
Southern Copper Corp.	26,523	1,052,433
Steel Dynamics Inc.	71,915	2,536,442
SunCoke Energy Inc.(a)	21,301	180,846
Synalloy Corp.	4,485	68,172
TimkenSteel Corp.(a)	12,307	133,654
U.S. Steel Corp.	60,805	1,185,089
Universal Stainless & Alloy Products Inc.(a)(b)	3,793	62,850

44	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Warrior Met Coal Inc.	14,399	$437,730
Worthington Industries Inc.	13,764	513,673

		33,541,580

Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.	7,502	126,334
AGNC Investment Corp.	176,832	3,182,976
Annaly Capital Management Inc.	454,092	4,536,379
Anworth Mortgage Asset Corp.	24,233	97,901
Apollo Commercial Real Estate Finance Inc.	39,823	724,779
Arbor Realty Trust Inc.	21,436	278,025
Ares Commercial Real Estate Corp.	8,983	136,452
Arlington Asset Investment Corp., Class A	6,310	50,228
ARMOUR Residential REIT Inc.	18,287	357,145
Blackstone Mortgage Trust Inc., Class A	38,928	1,345,352
Capstead Mortgage Corp.	28,461	244,480
Cherry Hill Mortgage Investment Corp.	4,380	75,424
Chimera Investment Corp.	61,798	1,158,094
Colony Credit Real Estate Inc.	28,810	451,165
Dynex Capital Inc.	16,648	101,386
Exantas Capital Corp.	9,355	99,444
Granite Point Mortgage Trust Inc.	14,732	273,573
Great Ajax Corp.	7,419	101,937
Invesco Mortgage Capital Inc.	42,197	666,713
KKR Real Estate Finance Trust Inc.	8,060	161,361
Ladder Capital Corp.	28,373	482,908
MFA Financial Inc.	144,956	1,053,830
New Residential Investment Corp.	132,040	2,232,796
New York Mortgage Trust Inc.	61,837	376,587
Orchid Island Capital Inc.	22,209	146,135
PennyMac Mortgage Investment Trust(c)	19,369	401,132
Ready Capital Corp.	11,735	172,152
Redwood Trust Inc.	31,999	516,784
Starwood Property Trust Inc.	87,629	1,958,508
TPG RE Finance Trust Inc.	13,179	258,308
Two Harbors Investment Corp.	79,692	1,078,233
Western Asset Mortgage Capital Corp.	13,681	139,957

		22,986,478

Multi-Utilities — 1.0%
Ameren Corp.	80,768	5,940,486
Avista Corp.	21,871	888,400
Black Hills Corp.	18,233	1,350,518
CenterPoint Energy Inc.	166,989	5,126,562
CMS Energy Corp.	93,720	5,205,209
Consolidated Edison Inc.	103,030	8,737,974
Dominion Energy Inc.	249,887	19,156,338
DTE Energy Co.	59,356	7,404,068
MDU Resources Group Inc.	64,437	1,664,408
NiSource Inc.	122,711	3,516,897
NorthWestern Corp.	16,860	1,187,113
Public Service Enterprise Group Inc.	166,602	9,897,825
Sempra Energy	90,076	11,336,965
Unitil Corp.	4,245	229,952
WEC Energy Group Inc.	104,514	8,264,967

		89,907,682

Multiline Retail — 0.5%
Big Lots Inc.	13,210	502,244
Dillard’s Inc., Class A	4,162	299,747
Dollar General Corp.	87,725	10,465,592
Dollar Tree Inc.(a)	77,421	8,132,302

Security	Shares	Value

Multiline Retail (continued)
JC Penney Co. Inc.(a)(b)	102,595	$152,867
Kohl’s Corp.	53,541	3,682,015
Macy’s Inc.	100,586	2,417,082
Nordstrom Inc.	39,046	1,732,861
Ollie’s Bargain Outlet Holdings Inc.(a)	16,181	1,380,725
Target Corp.	173,543	13,928,561

		42,693,996

Oil, Gas & Consumable Fuels — 4.5%
Abraxas Petroleum Corp.(a)	51,894	64,868
Adams Resources & Energy Inc.	765	29,881
Alta Mesa Resources Inc., Class A(a)	30,993	8,226
Anadarko Petroleum Corp.	166,421	7,568,827
Antero Resources Corp.(a)	78,528	693,402
Apache Corp.	31,834	1,103,366
Approach Resources Inc.(a)(b)	37,034	13,099
Arch Coal Inc., Class A	5,964	544,334
Ardmore Shipping Corp.(a)	5,469	33,689
Berry Petroleum Corp.	18,215	210,201
Bonanza Creek Energy Inc.(a)	6,660	151,115
Cabot Oil & Gas Corp.	140,505	3,667,180
California Resources Corp.(a)	14,883	382,642
Callon Petroleum Co.(a)	75,883	572,917
Carrizo Oil & Gas Inc.(a)(b)	28,865	359,947
Centennial Resource Development Inc./DE, Class A(a)	59,422	522,319
Cheniere Energy Inc.(a)	76,769	5,247,929
Chesapeake Energy Corp.(a)	355,000	1,100,500
Chevron Corp.	628,508	77,419,615
Cimarex Energy Co.	32,170	2,248,683
Clean Energy Fuels Corp.(a)(b)	53,196	164,376
CNX Resources Corp.(a)	67,811	730,324
Concho Resources Inc.	63,985	7,099,776
ConocoPhillips	376,446	25,124,006
CONSOL Energy Inc.(a)	9,304	318,383
Continental Resources Inc./OK(a)	28,802	1,289,466
CVR Energy Inc.	7,098	292,438
Delek U.S. Holdings Inc.	26,543	966,696
Denbury Resources Inc.(a)	145,755	298,798
Devon Energy Corp.	154,322	4,870,402
DHT Holdings Inc.	33,080	147,537
Diamondback Energy Inc.	51,405	5,219,150
Dorian LPG Ltd.(a)	8,482	54,454
Earthstone Energy Inc., Class A(a)(b)	8,226	58,240
Energy Fuels Inc./Canada(a)	44,381	147,789
EOG Resources Inc.	191,188	18,197,274
EQT Corp.	86,127	1,786,274
Equitrans Midstream Corp.	68,853	1,499,618
Evolution Petroleum Corp.	4,651	31,394
Extraction Oil & Gas Inc.(a)	38,577	163,181
Exxon Mobil Corp.	1,397,918	112,951,774
Frontline Ltd./Bermuda(a)	24,772	160,027
GasLog Ltd.	13,086	228,482
Golar LNG Ltd.	30,425	641,663
Goodrich Petroleum Corp.(a)	6,970	94,792
Green Plains Inc.	11,473	191,370
Gulfport Energy Corp.(a)	59,725	478,994
Halcon Resources Corp.(a)(b)	41,376	55,858
Hallador Energy Co.	11,566	60,837
Hess Corp.	86,107	5,186,225
HighPoint Resources Corp.(a)(b)	39,230	86,698
HollyFrontier Corp.	52,591	2,591,159

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
International Seaways Inc.(a)	9,363	$160,482
Isramco Inc.(a)	237	26,781
Jagged Peak Energy Inc.(a)	18,321	191,821
Kinder Morgan Inc./DE	643,216	12,870,752
Kosmos Energy Ltd.	88,937	554,078
Laredo Petroleum Inc.(a)	55,399	171,183
Lilis Energy Inc.(a)	16,528	19,338
Marathon Oil Corp.	272,283	4,549,849
Marathon Petroleum Corp.	220,821	13,216,137
Matador Resources Co.(a)	34,358	664,140
Midstates Petroleum Co. Inc.(a)	5,873	57,379
Montage Resources Corp.(a)(b)	2,733	41,104
Murphy Oil Corp.	54,378	1,593,275
NACCO Industries Inc., Class A	1,452	55,495
Noble Energy Inc.	157,187	3,887,235
Northern Oil and Gas Inc.(a)	63,168	173,080
Oasis Petroleum Inc.(a)	85,840	518,474
Occidental Petroleum Corp.	250,019	16,551,258
ONEOK Inc.	134,664	9,404,934
Overseas Shipholding Group Inc., Series A(a)	9,865	22,591
Panhandle Oil and Gas Inc., Class A	4,244	66,631
Par Pacific Holdings Inc.(a)	9,408	167,556
Parsley Energy Inc., Class A(a)	87,558	1,689,869
PBF Energy Inc., Class A	38,444	1,197,146
PDC Energy Inc.(a)(b)	21,099	858,307
Peabody Energy Corp.	26,080	738,846
Penn Virginia Corp.(a)	4,548	200,567
PetroCorp Inc. Escrow(a)(d)	1,248	—
Phillips 66	135,960	12,939,313
Pioneer Natural Resources Co.	55,619	8,469,661
QEP Resources Inc.(a)	75,398	587,350
Range Resources Corp.	67,722	761,195
Renewable Energy Group Inc.(a)(b)	12,386	271,997
REX American Resources Corp.(a)	1,950	157,190
Ring Energy Inc.(a)	15,575	91,425
Rosehill Resources Inc.(a)	9,444	32,110
SandRidge Energy Inc.(a)	11,141	89,351
Scorpio Tankers Inc.	16,081	319,047
SemGroup Corp., Class A	25,530	376,312
Ship Finance International Ltd.	26,901	331,958
SilverBow Resources Inc.(a)	3,102	71,346
SM Energy Co.	36,432	637,196
Southwestern Energy Co.(a)(b)	53,498	250,906
SRC Energy Inc.(a)	79,423	406,646
Talos Energy Inc.(a)	6,247	165,920
Targa Resources Corp.	74,554	3,097,719
Teekay Corp.(b)	24,336	95,397
Teekay Tankers Ltd., Class A	88,367	85,725
Tellurian Inc.(a)(b)	29,520	330,624
Ultra Petroleum Corp.(a)(b)	62,214	37,951
Uranium Energy Corp.(a)(b)	59,196	82,874
Valero Energy Corp.	140,316	11,903,006
W&T Offshore Inc.(a)	29,976	206,834
Whiting Petroleum Corp.(a)(b)	28,783	752,388
Williams Companies Inc. (The)	393,692	11,306,834
World Fuel Services Corp.	21,684	626,451
WPX Energy Inc.(a)	130,831	1,715,194
Zion Oil & Gas Inc.(a)(b)	28,548	21,554

		418,999,977

Security	Shares	Value

Paper & Forest Products — 0.0%
Boise Cascade Co.	11,722	$313,681
Clearwater Paper Corp.(a)	5,548	108,075
Domtar Corp.	19,894	987,737
Louisiana-Pacific Corp.	46,766	1,140,155
Neenah Inc.	5,653	363,827
PH Glatfelter Co.	12,742	179,917
Schweitzer-Mauduit International Inc.	9,294	359,864
Verso Corp., Class A(a)	11,098	237,719

		3,690,975

Personal Products — 0.2%
Coty Inc., Class A(b)	152,923	1,758,614
Edgewell Personal Care Co.(a)	18,444	809,507
elf Beauty Inc.(a)	6,609	70,055
Estee Lauder Companies Inc. (The), Class A	70,587	11,685,678
Herbalife Nutrition Ltd.(a)	35,332	1,872,243
Inter Parfums Inc.	6,179	468,801
Medifast Inc.	3,810	485,965
Natural Health Trends Corp.	2,226	28,849
Nature’s Sunshine Products Inc.(a)	3,516	32,664
Nu Skin Enterprises Inc., Class A	17,845	854,062
Revlon Inc., Class A(a)(b)	3,461	67,074
USANA Health Sciences Inc.(a)(b)	4,440	372,383

		18,505,895

Pharmaceuticals — 4.3%
Aclaris Therapeutics Inc.(a)	7,518	45,033
Aerie Pharmaceuticals Inc.(a)	11,457	544,208
Akorn Inc.(a)	29,090	102,397
Allergan PLC	111,589	16,337,745
Amneal Pharmaceuticals Inc.(a)	28,050	397,469
Amphastar Pharmaceuticals Inc.(a)	12,719	259,849
Ampio Pharmaceuticals Inc.(a)(b)	53,391	30,006
ANI Pharmaceuticals Inc.(a)(b)	2,097	147,922
Aquestive Therapeutics Inc.(a)	6,032	41,681
Aratana Therapeutics Inc.(a)	21,412	77,083
Arvinas Holding Co. LLC(a)(b)	4,186	61,785
Assertio Therapeutics Inc.(a)	18,072	91,625
Bristol-Myers Squibb Co.	540,600	25,792,026
Catalent Inc.(a)(b)	48,455	1,966,788
Clearside Biomedical Inc.(a)	8,928	12,321
Collegium Pharmaceutical Inc.(a)	11,496	174,049
Corcept Therapeutics Inc.(a)(b)	34,405	403,915
Cymabay Therapeutics Inc.(a)	19,026	252,665
Dermira Inc.(a)	13,034	176,611
Dova Pharmaceuticals Inc.(a)(b)	3,180	28,270
Durect Corp.(a)(b)	31,445	19,681
Elanco Animal Health Inc.(a)	110,941	3,557,878
Eli Lilly & Co.	291,720	37,853,587
Eloxx Pharmaceuticals Inc.(a)	6,945	81,118
Endo International PLC(a)	75,728	608,096
Evolus Inc.(a)(b)	2,684	60,578
Horizon Pharma PLC(a)	59,091	1,561,775
Innovate Biopharmaceuticals Inc.(a)(b)	5,367	10,358
Innoviva Inc.(a)	23,496	329,649
Intersect ENT Inc.(a)	9,745	313,302
Intra-Cellular Therapies Inc.(a)(b)	15,137	184,369
Jazz Pharmaceuticals PLC(a)	19,101	2,730,488
Johnson & Johnson	885,899	123,839,821
Kala Pharmaceuticals Inc.(a)(b)	3,185	26,340
Lannett Co. Inc.(a)	7,723	60,780

46	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Liquidia Technologies Inc.(a)	4,945	$56,274
Mallinckrodt PLC(a)(b)	26,674	579,893
Marinus Pharmaceuticals Inc.(a)	13,517	56,501
Medicines Co. (The)(a)(b)	23,651	661,045
Menlo Therapeutics Inc.(a)	2,956	23,205
Merck & Co. Inc.	858,798	71,426,230
Mylan NV(a)	169,766	4,811,168
MyoKardia Inc.(a)	11,433	594,402
Nektar Therapeutics(a)	50,952	1,711,987
Neos Therapeutics Inc.(a)	10,938	28,548
Ocular Therapeutix Inc.(a)(b)	5,350	21,240
Odonate Therapeutics Inc.(a)(b)	3,646	80,613
Omeros Corp.(a)(b)	16,724	290,496
Optinose Inc.(a)(b)	5,184	53,395
Pacira Pharmaceuticals Inc./DE(a)(b)	12,679	482,563
Paratek Pharmaceuticals Inc.(a)(b)	8,363	44,826
Perrigo Co. PLC	41,659	2,006,297
Pfizer Inc.	1,891,814	80,345,341
Phibro Animal Health Corp., Class A	6,400	211,200
Prestige Consumer Healthcare Inc.(a)	16,719	500,065
Reata Pharmaceuticals Inc., Class A(a)	6,039	516,153
Revance Therapeutics Inc.(a)(b)	11,585	182,580
scPharmaceuticals Inc.(a)(b)	5,795	17,385
Sienna Biopharmaceuticals Inc.(a)	3,478	8,069
SIGA Technologies Inc.(a)(b)	16,780	100,848
Supernus Pharmaceuticals Inc.(a)	15,986	560,149
Teligent Inc.(a)(b)	9,170	10,637
Tetraphase Pharmaceuticals Inc.(a)	10,437	13,986
TherapeuticsMD Inc.(a)(b)	64,931	316,214
Theravance Biopharma Inc.(a)(b)	12,864	291,627
Tricida Inc.(a)(b)	7,488	289,187
Verrica Pharmaceuticals Inc.(a)(b)	5,898	63,757
WaVe Life Sciences Ltd.(a)	6,897	267,948
Xeris Pharmaceuticals Inc.(a)	4,124	41,405
Zoetis Inc.	159,481	16,054,952
Zogenix Inc.(a)(b)	13,345	734,108
Zomedica Pharmaceuticals Corp.(a)	49,122	17,193

		401,652,755

Professional Services — 0.5%
Acacia Research Corp.(a)	13,218	43,091
ASGN Inc.(a)	16,229	1,030,379
Barrett Business Services Inc.	2,153	166,491
BG Staffing Inc.	4,516	98,629
CBIZ Inc.(a)	16,652	337,036
CoStar Group Inc.(a)	11,750	5,480,435
CRA International Inc.	3,248	164,154
Equifax Inc.	39,778	4,713,693
Exponent Inc.	16,425	948,051
Forrester Research Inc.	4,455	215,399
Franklin Covey Co.(a)	4,107	103,907
FTI Consulting Inc.(a)	12,861	987,982
GP Strategies Corp.(a)(b)	3,283	39,888
Heidrick & Struggles International Inc.	5,485	210,240
Huron Consulting Group Inc.(a)	7,020	331,484
ICF International Inc.	5,885	447,731
IHS Markit Ltd.(a)	127,791	6,949,275
InnerWorkings Inc.(a)(b)	13,366	48,385
Insperity Inc.	12,919	1,597,563
Kelly Services Inc., Class A, NVS	8,516	187,863
Kforce Inc.	8,676	304,701

Security	Shares	Value

Professional Services (continued)
Korn Ferry	19,447	$870,837
ManpowerGroup Inc.	20,253	1,674,721
Mistras Group Inc.(a)	4,659	64,341
Navigant Consulting Inc.	15,600	303,732
Nielsen Holdings PLC	117,496	2,781,130
Resources Connection Inc.	7,933	131,212
Robert Half International Inc.	39,561	2,577,795
TransUnion	60,102	4,017,218
TriNet Group Inc.(a)	14,259	851,833
TrueBlue Inc.(a)	12,253	289,661
Upwork Inc.(a)	4,033	77,192
Verisk Analytics Inc.	52,854	7,029,582
WageWorks Inc.(a)	13,296	502,057
Willdan Group Inc.(a)(b)	2,767	102,573

		45,680,261

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)(b)	4,415	104,503
CBRE Group Inc., Class A(a)	105,181	5,201,200
Consolidated-Tomoka Land Co.	1,210	71,450
Cushman & Wakefield PLC(a)	20,827	370,721
Forestar Group Inc.(a)	5,154	89,113
FRP Holdings Inc.(a)	1,944	92,476
Griffin Industrial Realty Inc.	193	6,726
HFF Inc., Class A	11,655	556,526
Howard Hughes Corp. (The)(a)	12,607	1,386,770
Jones Lang LaSalle Inc.	15,119	2,331,047
Kennedy-Wilson Holdings Inc.	43,195	923,941
Marcus & Millichap Inc.(a)	6,831	278,227
Maui Land & Pineapple Co. Inc.(a)(b)	4,057	46,372
Newmark Group Inc., Class A	54,974	458,483
RE/MAX Holdings Inc., Class A	5,456	210,274
Realogy Holdings Corp.	38,534	439,288
Redfin Corp.(a)(b)	28,388	575,425
RMR Group Inc. (The), Class A	2,032	123,911
St. Joe Co. (The)(a)(b)	10,267	169,303
Stratus Properties Inc.(a)	1,991	52,582
Tejon Ranch Co.(a)(b)	9,743	171,477
Trinity Place Holdings Inc.(a)(b)	11,876	47,504

		13,707,319

Road & Rail — 1.0%
AMERCO	2,271	843,699
ArcBest Corp.	7,609	234,281
Avis Budget Group Inc.(a)	22,449	782,572
Covenant Transportation Group Inc., Class A(a)	3,286	62,368
CSX Corp.	256,383	19,182,576
Daseke Inc.(a)	7,886	40,140
Genesee & Wyoming Inc., Class A(a)	19,316	1,683,196
Heartland Express Inc.(b)	14,574	280,987
Hertz Global Holdings Inc.(a)	19,304	335,311
JB Hunt Transport Services Inc.	28,462	2,882,916
Kansas City Southern	33,396	3,873,268
Knight-Swift Transportation Holdings Inc.	40,536	1,324,717
Landstar System Inc.	13,230	1,447,230
Marten Transport Ltd.	11,451	204,171
Norfolk Southern Corp.	88,325	16,507,059
Old Dominion Freight Line Inc.	22,003	3,177,013
Ryder System Inc.	18,000	1,115,820
Saia Inc.(a)	8,733	533,586
Schneider National Inc., Class B	18,090	380,795

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
U.S. Xpress Enterprises Inc., Class A(a)	6,817	$45,060
Union Pacific Corp.	238,777	39,923,515
Universal Logistics Holdings Inc.	1,496	29,441
USA Truck Inc.(a)(b)	4,175	60,287
Werner Enterprises Inc.	16,164	552,001
YRC Worldwide Inc.(a)(b)	8,648	57,855

		95,559,864

Semiconductors & Semiconductor Equipment — 3.8%
ACM Research Inc., Class A(a)	6,158	95,018
Adesto Technologies Corp.(a)(b)	10,265	62,103
Advanced Energy Industries Inc.(a)	13,168	654,186
Advanced Micro Devices Inc.(a)	310,108	7,913,956
Alpha & Omega Semiconductor Ltd.(a)	5,313	61,153
Ambarella Inc.(a)	10,552	455,846
Amkor Technology Inc.(a)(b)	35,588	303,922
Analog Devices Inc.	121,656	12,806,727
Applied Materials Inc.	314,967	12,491,591
Aquantia Corp.(a)(b)	6,877	62,306
Axcelis Technologies Inc.(a)	12,950	260,554
AXT Inc.(a)	12,288	54,682
Broadcom Inc.	133,932	40,274,692
Brooks Automation Inc.	23,350	684,855
Cabot Microelectronics Corp.	9,161	1,025,666
CEVA Inc.(a)	6,893	185,835
Cirrus Logic Inc.(a)	20,615	867,273
Cohu Inc.	13,562	200,040
Cree Inc.(a)(b)	33,448	1,913,895
Cypress Semiconductor Corp.	116,361	1,736,106
Diodes Inc.(a)	13,457	466,958
Entegris Inc.	46,599	1,663,118
First Solar Inc.(a)(b)	27,832	1,470,643
FormFactor Inc.(a)	24,927	401,075
Ichor Holdings Ltd.(a)	5,761	130,083
Impinj Inc.(a)	5,739	96,157
Inphi Corp.(a)(b)	13,476	589,440
Integrated Device Technology Inc.(a)	44,778	2,193,674
Intel Corp.	1,485,524	79,772,639
KLA-Tencor Corp.	53,968	6,444,319
Kopin Corp.(a)(b)	20,257	27,144
Lam Research Corp.	50,359	9,014,765
Lattice Semiconductor Corp.(a)	35,258	420,628
MACOM Technology Solutions Holdings Inc.(a)	12,892	215,425
Marvell Technology Group Ltd.	184,791	3,675,493
Maxim Integrated Products Inc.	89,494	4,758,396
MaxLinear Inc.(a)	22,879	584,101
Microchip Technology Inc.	76,817	6,372,738
Micron Technology Inc.(a)	369,647	15,277,511
MKS Instruments Inc.	17,749	1,651,544
Monolithic Power Systems Inc.	13,282	1,799,578
Nanometrics Inc.(a)	7,002	216,222
NeoPhotonics Corp.(a)	8,272	52,031
NVE Corp.	1,342	131,368
NVIDIA Corp.	192,231	34,516,998
NXP Semiconductors NV	111,606	9,864,854
ON Semiconductor Corp.(a)	135,875	2,794,949
PDF Solutions Inc.(a)(b)	7,605	93,922
Photronics Inc.(a)	18,021	170,298
Power Integrations Inc.	9,608	671,984
Qorvo Inc.(a)	40,171	2,881,466
QUALCOMM Inc.	400,252	22,826,372

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Rambus Inc.(a)	33,410	$349,134
Rudolph Technologies Inc.(a)	9,895	225,606
Semtech Corp.(a)	22,060	1,123,075
Silicon Laboratories Inc.(a)	13,878	1,122,175
Skyworks Solutions Inc.	57,355	4,730,640
SMART Global Holdings Inc.(a)	3,078	59,098
SunPower Corp.(a)(b)	16,927	110,195
Synaptics Inc.(a)(b)	11,903	473,144
Teradyne Inc.	58,437	2,328,130
Texas Instruments Inc.	317,480	33,675,104
Ultra Clean Holdings Inc.(a)(b)	10,152	105,073
Universal Display Corp.(b)	13,922	2,127,978
Veeco Instruments Inc.(a)	13,700	148,508
Versum Materials Inc.	36,760	1,849,396
Xilinx Inc.	83,719	10,614,732
Xperi Corp.	15,671	366,701

		352,764,988

Software — 6.7%
2U Inc.(a)(b)	17,614	1,247,952
8x8 Inc.(a)	33,409	674,862
A10 Networks Inc.(a)	18,204	129,066
ACI Worldwide Inc.(a)	38,893	1,278,413
Adobe Inc.(a)	162,283	43,246,797
Agilysys Inc.(a)	4,420	93,571
Alarm.com Holdings Inc.(a)(b)	9,942	645,236
Altair Engineering Inc., Class A(a)	8,025	295,400
Alteryx Inc., Class A(a)(b)	10,228	857,822
Amber Road Inc.(a)	12,542	108,739
American Software Inc./GA, Class A	7,084	84,654
Anaplan Inc.(a)	5,743	226,044
ANSYS Inc.(a)	27,559	5,035,305
Appfolio Inc., Class A(a)	4,915	390,251
Aspen Technology Inc.(a)	23,391	2,438,746
Asure Software Inc.(a)(b)	5,489	33,538
Atlassian Corp. PLC, Class A(a)	33,236	3,735,394
Autodesk Inc.(a)	72,543	11,303,650
Avalara Inc.(a)	9,099	507,633
Avaya Holdings Corp.(a)(b)	33,796	568,787
Benefitfocus Inc.(a)	9,884	489,456
Blackbaud Inc.	15,722	1,253,515
Blackline Inc.(a)	12,949	599,798
Bottomline Technologies de Inc.(a)	13,621	682,276
Box Inc., Class A(a)	41,000	791,710
Cadence Design Systems Inc.(a)	92,416	5,869,340
Carbon Black Inc.(a)	12,334	172,059
CDK Global Inc.	41,156	2,420,796
Ceridian HCM Holding Inc.(a)(b)	15,976	819,569
ChannelAdvisor Corp.(a)(b)	6,069	73,920
Cision Ltd.(a)	25,554	351,879
Citrix Systems Inc.	44,730	4,457,792
Cloudera Inc.(a)	66,895	731,831
CommVault Systems Inc.(a)	13,568	878,392
Cornerstone OnDemand Inc.(a)	18,024	987,355
Coupa Software Inc.(a)	18,121	1,648,649
Digimarc Corp.(a)(b)	5,068	159,034
DocuSign Inc.(a)	25,807	1,337,835
Domo Inc., Class B(a)	5,500	221,815
Ebix Inc.	8,287	409,129
eGain Corp.(a)	7,211	75,355
Elastic NV(a)(b)	2,596	207,343

48	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ellie Mae Inc.(a)	11,038	$1,089,340
Envestnet Inc.(a)(b)	15,299	1,000,402
Everbridge Inc.(a)	9,846	738,548
Fair Isaac Corp.(a)	9,490	2,577,769
FireEye Inc.(a)(b)	66,830	1,122,076
Five9 Inc.(a)	18,646	985,068
ForeScout Technologies Inc.(a)	9,319	390,559
Fortinet Inc.(a)	46,331	3,890,414
Fusion Connect Inc.(a)(b)	24,621	32,253
Guidewire Software Inc.(a)(b)	26,987	2,622,057
HubSpot Inc.(a)	12,111	2,012,969
Instructure Inc.(a)(b)	10,106	476,195
Intuit Inc.	81,620	21,336,284
j2 Global Inc.	15,008	1,299,693
LivePerson Inc.(a)	20,228	587,017
LogMeIn Inc.	16,755	1,342,075
Majesco(a)	2,233	15,743
Manhattan Associates Inc.(a)	21,144	1,165,246
Microsoft Corp.	2,501,699	295,050,380
MicroStrategy Inc., Class A(a)	3,027	436,645
Mitek Systems Inc.(a)	8,505	104,101
MobileIron Inc.(a)	33,941	185,657
Model N Inc.(a)	8,520	149,441
Monotype Imaging Holdings Inc.	14,754	293,457
New Relic Inc.(a)	15,186	1,498,858
Nuance Communications Inc.(a)	97,117	1,644,191
Nutanix Inc., Class A(a)	45,550	1,719,057
OneSpan Inc.(a)	8,646	166,176
Oracle Corp.	796,601	42,785,440
Palo Alto Networks Inc.(a)	30,111	7,313,360
Park City Group Inc.(a)(b)	2,941	23,499
Paycom Software Inc.(a)(b)	15,883	3,003,952
Paylocity Holding Corp.(a)	9,641	859,881
Pegasystems Inc.	12,510	813,150
Pluralsight Inc., Class A(a)	17,872	567,257
Progress Software Corp.	14,410	639,372
Proofpoint Inc.(a)	16,390	1,990,238
PROS Holdings Inc.(a)(b)	11,517	486,478
PTC Inc.(a)	38,577	3,556,028
Q2 Holdings Inc.(a)	12,263	849,335
QAD Inc., Class A	4,252	183,134
Qualys Inc.(a)	10,872	899,549
Rapid7 Inc.(a)	11,643	589,252
RealPage Inc.(a)	24,403	1,481,018
Red Hat Inc.(a)	58,540	10,695,258
RingCentral Inc., Class A(a)	22,642	2,440,808
SailPoint Technologies Holding Inc.(a)	22,589	648,756
salesforce.com Inc.(a)	240,054	38,017,352
SecureWorks Corp., Class A(a)	1,948	35,843
ServiceNow Inc.(a)	58,569	14,436,673
ShotSpotter Inc.(a)	2,337	90,208
SolarWinds Corp.(a)	8,055	157,234
Splunk Inc.(a)	48,719	6,070,387
SPS Commerce Inc.(a)	5,591	592,981
SS&C Technologies Holdings Inc.	71,026	4,523,646
SVMK Inc.(a)	7,316	133,224
Symantec Corp.	212,025	4,874,455
Synopsys Inc.(a)	48,921	5,633,253
Tableau Software Inc., Class A(a)(b)	23,442	2,983,698
Telaria Inc.(a)	21,798	138,199

Security	Shares	Value

Software (continued)
Telenav Inc.(a)	12,781	$77,581
Tenable Holdings Inc.(a)	9,772	309,381
Teradata Corp.(a)	38,629	1,686,156
TiVo Corp.	35,924	334,812
Trade Desk Inc. (The), Class A(a)	10,869	2,151,519
Tyler Technologies Inc.(a)	12,670	2,589,748
Ultimate Software Group Inc. (The)(a)	9,954	3,286,114
Upland Software Inc.(a)	4,370	185,113
Varonis Systems Inc.(a)	8,965	534,583
Verint Systems Inc.(a)	21,520	1,288,187
Veritone Inc.(a)	3,817	19,848
VirnetX Holding Corp.(a)(b)	28,185	178,411
VMware Inc., Class A	23,748	4,286,751
Workday Inc., Class A(a)	47,693	9,197,595
Workiva Inc.(a)	10,412	527,888
Yext Inc.(a)(b)	26,213	573,016
Zendesk Inc.(a)	34,724	2,951,540
Zix Corp.(a)	18,219	125,347
Zscaler Inc.(a)(b)	19,487	1,382,213

		630,671,100

Specialty Retail — 2.3%
Aaron’s Inc.	22,732	1,195,703
Abercrombie & Fitch Co., Class A	22,028	603,787
Advance Auto Parts Inc.	23,262	3,966,869
American Eagle Outfitters Inc.	55,138	1,222,409
America’s Car-Mart Inc./TX(a)	2,366	216,110
Asbury Automotive Group Inc.(a)	6,476	449,175
Ascena Retail Group Inc.(a)(b)	52,610	56,819
At Home Group Inc.(a)(b)	14,819	264,667
AutoNation Inc.(a)(b)	18,649	666,142
AutoZone Inc.(a)	8,312	8,512,485
Barnes & Noble Education Inc.(a)	15,823	66,457
Barnes & Noble Inc.	22,848	124,065
Bed Bath & Beyond Inc.	44,922	763,225
Best Buy Co. Inc.	76,213	5,415,696
Big 5 Sporting Goods Corp.	5,674	18,043
Boot Barn Holdings Inc.(a)	8,009	235,785
Buckle Inc. (The)	8,236	154,178
Burlington Stores Inc.(a)	22,147	3,469,992
Caleres Inc.	13,150	324,674
Camping World Holdings Inc., Class A(b)	9,714	135,122
CarMax Inc.(a)	55,983	3,907,613
Carvana Co.(a)(b)	11,065	642,434
Cato Corp. (The), Class A	8,219	123,121
Chico’s FAS Inc.	39,281	167,730
Children’s Place Inc. (The)	5,475	532,608
Citi Trends Inc.	4,444	85,814
Conn’s Inc.(a)	7,401	169,187
Container Store Group Inc. (The)(a)(b)	4,358	38,350
Designer Brand Inc.	21,649	481,041
Dick’s Sporting Goods Inc.	25,074	922,974
Express Inc.(a)	25,551	109,358
Five Below Inc.(a)(b)	17,913	2,225,690
Floor & Decor Holdings Inc., Class A(a)(b)	19,163	789,899
Foot Locker Inc.	37,863	2,294,498
GameStop Corp., Class A	31,675	321,818
Gap Inc. (The)	71,007	1,858,963
Genesco Inc.(a)	6,266	285,416
GNC Holdings Inc., Class A(a)	22,820	62,299
Group 1 Automotive Inc.	6,322	409,033

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Guess? Inc.	17,877	$350,389
Haverty Furniture Companies Inc.	5,607	122,681
Hibbett Sports Inc.(a)(b)	7,928	180,838
Home Depot Inc. (The)	372,666	71,510,879
Hudson Ltd., Class A(a)	12,828	176,385
J. Jill Inc.(b)	6,619	36,338
Kirkland’s Inc.(a)(b)	6,598	46,384
L Brands Inc.	74,718	2,060,722
Lithia Motors Inc., Class A	7,828	726,047
Lowe’s Companies Inc.	265,399	29,053,229
Lumber Liquidators Holdings Inc.(a)(b)	8,190	82,719
MarineMax Inc.(a)	8,993	172,306
Michaels Companies Inc. (The)(a)(b)	29,155	332,950
Monro Inc.	10,267	888,301
Murphy USA Inc.(a)	9,876	845,583
National Vision Holdings Inc.(a)(b)	19,831	623,288
Office Depot Inc.	169,659	615,862
O’Reilly Automotive Inc.(a)	25,591	9,936,985
Party City Holdco Inc.(a)(b)	19,947	158,379
Penske Automotive Group Inc.	10,915	487,355
Pier 1 Imports Inc.(a)	29,243	22,327
Rent-A-Center Inc./TX(a)	17,040	355,625
RH(a)	6,448	663,822
Ross Stores Inc.	120,498	11,218,364
RTW RetailWinds Inc.(a)(b)	4,478	10,747
Sally Beauty Holdings Inc.(a)	40,835	751,772
Shoe Carnival Inc.	4,362	148,439
Signet Jewelers Ltd.	15,748	427,716
Sleep Number Corp.(a)	10,621	499,187
Sonic Automotive Inc., Class A	8,917	132,061
Sportsman’s Warehouse Holdings Inc.(a)	8,955	42,984
Tailored Brands Inc.	15,377	120,556
Tiffany & Co.	40,182	4,241,210
Tile Shop Holdings Inc.	9,849	55,745
Tilly’s Inc., Class A	10,207	113,604
TJX Companies Inc. (The)	407,660	21,691,589
Tractor Supply Co.	40,626	3,971,598
Ulta Salon Cosmetics & Fragrance Inc.(a)	18,607	6,488,819
Urban Outfitters Inc.(a)	23,106	684,862
Williams-Sonoma Inc.	26,717	1,503,366
Winmark Corp.	782	147,477
Zumiez Inc.(a)	6,638	165,220

		215,153,959

Technology Hardware, Storage & Peripherals — 3.6%
3D Systems Corp.(a)(b)	33,057	355,693
Apple Inc.	1,567,636	297,772,458
Avid Technology Inc.(a)(b)	9,256	68,957
Cray Inc.(a)	11,921	310,542
Dell Technologies Inc., Class C(a)	48,759	2,861,666
Diebold Nixdorf Inc.	24,828	274,846
Eastman Kodak Co.(a)(b)	5,364	15,878
Electronics For Imaging Inc.(a)	15,699	422,303
Hewlett Packard Enterprise Co.	461,808	7,125,698
HP Inc.	513,653	9,980,278
Immersion Corp.(a)	8,282	69,817
NCR Corp.(a)(b)	38,156	1,041,277
NetApp Inc.	83,322	5,777,548
Pure Storage Inc., Class A(a)	53,618	1,168,336
Stratasys Ltd.(a)(b)	18,293	435,739
USA Technologies Inc.(a)(b)	17,880	74,202

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	95,073	$4,569,208
Xerox Corp.	65,603	2,097,984

		334,422,430

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	45,959	2,102,624
Carter’s Inc.	14,912	1,502,980
Columbia Sportswear Co.	9,988	1,040,550
Crocs Inc.(a)	21,680	558,260
Culp Inc.	2,550	49,036
Deckers Outdoor Corp.(a)	9,426	1,385,528
Fossil Group Inc.(a)(b)	13,147	180,377
G-III Apparel Group Ltd.(a)	13,712	547,931
Hanesbrands Inc.	116,555	2,084,003
Lululemon Athletica Inc.(a)	31,233	5,118,152
Movado Group Inc.	5,380	195,724
NIKE Inc., Class B	406,690	34,247,365
Oxford Industries Inc.	5,626	423,413
PVH Corp.	24,905	3,037,165
Ralph Lauren Corp.	17,613	2,284,054
Rocky Brands Inc.	3,170	75,953
Skechers U.S.A. Inc., Class A(a)	42,806	1,438,710
Steven Madden Ltd.	29,988	1,014,794
Superior Group of Companies Inc.	2,258	37,528
Tapestry Inc.	94,212	3,060,948
Under Armour Inc., Class A(a)	61,563	1,301,442
Under Armour Inc., Class C, NVS(a)(b)	62,657	1,182,338
Unifi Inc.(a)	4,213	81,522
Vera Bradley Inc.(a)	5,886	77,989
VF Corp.	106,455	9,252,004
Wolverine World Wide Inc.	31,384	1,121,350

		73,401,740

Thrifts & Mortgage Finance — 0.2%
Axos Financial Inc.(a)	18,036	522,323
Bridgewater Bancshares Inc.(a)	7,145	73,665
BSB Bancorp. Inc./MA(a)	3,660	120,194
Capitol Federal Financial Inc.	46,174	616,423
Columbia Financial Inc.(a)	16,035	251,268
Dime Community Bancshares Inc.	9,349	175,107
Entegra Financial Corp.(a)	2,018	45,304
ESSA Bancorp. Inc.	2,519	38,793
Essent Group Ltd.(a)	30,989	1,346,472
Federal Agricultural Mortgage Corp., Class C, NVS	3,139	227,358
First Defiance Financial Corp.	6,030	173,302
Flagstar Bancorp. Inc.	9,245	304,345
FS Bancorp. Inc.	1,569	79,203
Greene County Bancorp. Inc.	971	29,480
Hingham Institution for Savings	358	61,580
Home Bancorp. Inc.	1,863	61,945
HomeStreet Inc.(a)	7,662	201,894
Impac Mortgage Holdings Inc.(a)	4,055	15,896
Kearny Financial Corp./MD	30,103	387,426
LendingTree Inc.(a)	2,535	891,205
Luther Burbank Corp.	7,267	73,397
Merchants Bancorp/IN	4,289	92,213
Meridian Bancorp. Inc.	16,086	252,389
Meta Financial Group Inc.	9,942	195,659
MGIC Investment Corp.(a)	120,203	1,585,478
Mr Cooper Group Inc.(a)	23,889	229,095
New York Community Bancorp. Inc.	153,003	1,770,245

50	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
NMI Holdings Inc., Class A(a)(b)	20,737	$536,466
Northfield Bancorp. Inc.	16,949	235,591
Northwest Bancshares Inc.	32,846	557,397
OceanFirst Financial Corp.	14,357	345,429
Ocwen Financial Corp.(a)	31,231	56,840
OP Bancorp	7,357	64,374
Oritani Financial Corp.	13,621	226,517
PCSB Financial Corp.	5,764	112,801
PennyMac Financial Services Inc.(c)	3,152	70,100
Ponce de Leon Federal Bank(a)	5,829	81,314
Provident Bancorp. Inc.(a)	1,349	30,555
Provident Financial Services Inc.	20,642	534,421
Prudential Bancorp. Inc.	4,592	79,671
Radian Group Inc.	71,613	1,485,254
Riverview Bancorp. Inc.	12,045	88,049
SI Financial Group Inc.	3,474	44,849
Southern Missouri Bancorp. Inc.	1,888	58,150
Sterling Bancorp Inc./MI	6,649	67,421
Territorial Bancorp. Inc.	3,327	89,530
TFS Financial Corp.	18,693	307,874
Timberland Bancorp. Inc./WA	3,507	98,126
TrustCo Bank Corp. NY	26,441	205,182
United Community Financial Corp./OH	12,006	112,256
United Financial Bancorp. Inc.	17,566	252,072
Walker & Dunlop Inc.	9,752	496,474
Washington Federal Inc.	27,540	795,631
Waterstone Financial Inc.	10,124	166,641
Western New England Bancorp Inc.	12,836	118,476
WSFS Financial Corp.	15,962	616,133

		17,755,253

Tobacco — 0.9%
22nd Century Group Inc.(a)(b)	43,461	74,318
Altria Group Inc.	625,287	35,910,232
Philip Morris International Inc.	512,717	45,319,056
Pyxus International Inc.(a)	3,835	91,618
Turning Point Brands Inc.	1,919	88,447
Universal Corp./VA	8,092	466,342
Vector Group Ltd.	31,858	343,748

		82,293,761

Trading Companies & Distributors — 0.3%
Air Lease Corp.	32,370	1,111,910
Aircastle Ltd.	19,560	395,894
Applied Industrial Technologies Inc.	12,130	721,371
Beacon Roofing Supply Inc.(a)	21,333	686,069
BlueLinx Holdings Inc.(a)(b)	2,857	76,110
BMC Stock Holdings Inc.(a)(b)	20,904	369,374
CAI International Inc.(a)	5,258	121,986
DXP Enterprises Inc./TX(a)	6,648	258,740
EVI Industries Inc.(b)	2,163	82,475
Fastenal Co.	95,056	6,113,051
Foundation Building Materials Inc.(a)	4,115	40,492
GATX Corp.	12,391	946,301
General Finance Corp.(a)	792	7,389
GMS Inc.(a)	9,951	150,459
H&E Equipment Services Inc.	9,992	250,899
HD Supply Holdings Inc.(a)	58,345	2,529,256
Herc Holdings Inc.(a)	7,756	302,329
Kaman Corp.	9,499	555,122
Lawson Products Inc./DE(a)	1,812	56,824

Security	Shares	Value

Trading Companies & Distributors (continued)
MRC Global Inc.(a)	28,499	$498,163
MSC Industrial Direct Co. Inc., Class A	15,041	1,244,041
NOW Inc.(a)	33,837	472,365
Rush Enterprises Inc., Class A	10,056	420,441
Rush Enterprises Inc., Class B	2,090	86,798
SiteOne Landscape Supply Inc.(a)(b)	12,982	741,921
Systemax Inc.	3,497	79,172
Textainer Group Holdings Ltd.(a)	10,135	97,803
Titan Machinery Inc.(a)	5,233	81,425
Triton International Ltd.	16,879	524,937
United Rentals Inc.(a)	26,248	2,998,834
Univar Inc.(a)(b)	39,780	881,523
Veritiv Corp.(a)	4,341	114,255
Watsco Inc.	10,358	1,483,369
WESCO International Inc.(a)	15,431	817,997
Willis Lease Finance Corp.(a)	1,309	55,489
WW Grainger Inc.	15,075	4,536,520

		29,911,104

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	25,894	1,067,351

Water Utilities — 0.1%
American States Water Co.	12,691	904,868
American Water Works Co. Inc.	59,941	6,249,449
Aqua America Inc.	59,134	2,154,843
AquaVenture Holdings Ltd.(a)(b)	3,306	63,971
Artesian Resources Corp., Class A, NVS	2,330	86,839
Cadiz Inc.(a)(b)	6,667	64,537
California Water Service Group	16,377	888,943
Connecticut Water Service Inc.	4,393	301,579
Consolidated Water Co. Ltd.	6,064	78,044
Global Water Resources Inc.	2,536	24,878
Middlesex Water Co.	4,585	256,714
Pure Cycle Corp.(a)	9,279	91,491
SJW Group	7,794	481,202
York Water Co. (The)	4,119	141,364

		11,788,722

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	13,642	317,586
Gogo Inc.(a)(b)	16,728	75,109
NII Holdings Inc.(a)(b)	28,754	56,358
Shenandoah Telecommunications Co.	16,233	720,096
Spok Holdings Inc.	6,132	83,518
Sprint Corp.(a)(b)	217,158	1,226,943
Telephone & Data Systems Inc.	33,753	1,037,229
T-Mobile U.S. Inc.(a)	101,076	6,984,351
U.S. Cellular Corp.(a)(b)	4,220	193,740

		10,694,930

Total Common Stocks — 99.9% (Cost: $7,497,879,687)		9,366,935,678

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(e)(f)	184,349,129	184,422,868

S C H E D U L E S O F I N V E S T M E N T S	51

Schedule of Investments (continued) March 31, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(e)	26,675,210	$26,675,210

		211,098,078

Total Short-Term Investments — 2.2% (Cost: $211,030,993)		211,098,078

Total Investments in Securities — 102.1% (Cost: $7,708,910,680)		9,578,033,756

Other Assets, Less Liabilities — (2.1)%		(198,989,005)

Net Assets — 100.0%		$9,379,044,751

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

52	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Arconic Inc.(a)	1,088,688	$20,804,828
BWX Technologies Inc.	254,245	12,605,467
Curtiss-Wright Corp.	112,141	12,710,061
Harris Corp.	298,729	47,710,008
HEICO Corp.	98,121	9,308,739
HEICO Corp., Class A(a)	192,866	16,212,316
Hexcel Corp.	215,367	14,894,782
Huntington Ingalls Industries Inc.	107,472	22,268,198
L3 Technologies Inc.	197,363	40,729,802
Spirit AeroSystems Holdings Inc., Class A	268,339	24,561,069
Teledyne Technologies Inc.(b)	89,076	21,111,903
Textron Inc.	615,968	31,204,939
TransDigm Group Inc.(b)	122,239	55,495,284

		329,617,396

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	346,140	30,110,718
Expeditors International of Washington Inc.	436,060	33,096,954
XPO Logistics Inc.(a)(b)	317,409	17,057,560

		80,265,232

Airlines — 0.6%
Alaska Air Group Inc.	303,312	17,021,869
American Airlines Group Inc.	1,039,494	33,014,329
Copa Holdings SA, Class A, NVS	76,973	6,204,794
JetBlue Airways Corp.(b)	762,995	12,482,598
United Continental Holdings Inc.(b)	617,147	49,235,988

		117,959,578

Auto Components — 0.7%
Adient PLC	231,820	3,004,387
Aptiv PLC	653,969	51,983,996
BorgWarner Inc.	526,888	20,237,768
Gentex Corp.	661,893	13,687,947
Goodyear Tire & Rubber Co. (The)	579,821	10,523,751
Lear Corp.	158,081	21,453,173
Visteon Corp.(b)	73,189	4,929,279

		125,820,301

Automobiles — 0.1%
Harley-Davidson Inc.	408,225	14,557,303
Thor Industries Inc.	124,315	7,753,527

		22,310,830

Banks — 4.0%
Associated Banc-Corp.	418,969	8,944,988
Bank of Hawaii Corp.	103,246	8,143,012
Bank OZK	311,517	9,027,763
BankUnited Inc.	246,041	8,217,769
BOK Financial Corp.	80,775	6,587,201
CIT Group Inc.	255,624	12,262,283
Citizens Financial Group Inc.	1,182,980	38,446,850
Comerica Inc.	408,277	29,934,870
Commerce Bancshares Inc.	252,326	14,650,048
Cullen/Frost Bankers Inc.	141,672	13,752,101
East West Bancorp. Inc.	364,210	17,471,154
Fifth Third Bancorp.	1,933,752	48,769,225
First Citizens BancShares Inc./NC, Class A	19,594	7,978,677
First Hawaiian Inc.	332,002	8,648,652
First Horizon National Corp.	798,712	11,165,994
First Republic Bank/CA(a)	413,015	41,491,487
FNB Corp.	800,337	8,483,572

Security	Shares	Value

Banks (continued)
Huntington Bancshares Inc./OH	2,636,723	$33,433,648
KeyCorp.	2,571,198	40,496,368
M&T Bank Corp.	348,247	54,681,744
PacWest Bancorp.	311,219	11,704,947
People’s United Financial Inc.	976,419	16,052,328
Pinnacle Financial Partners Inc.	190,856	10,439,823
Popular Inc.	249,539	13,008,468
Prosperity Bancshares Inc.	169,881	11,731,982
Regions Financial Corp.	2,613,262	36,977,657
Signature Bank/New York NY	132,167	16,926,628
Sterling Bancorp./DE	541,226	10,083,040
SunTrust Banks Inc.	1,131,486	67,040,545
SVB Financial Group(a)(b)	133,882	29,770,002
Synovus Financial Corp.	402,715	13,837,287
TCF Financial Corp.	412,182	8,528,046
Texas Capital Bancshares Inc.(a)(b)	129,020	7,043,202
Umpqua Holdings Corp.	542,691	8,954,401
Webster Financial Corp.	232,831	11,797,547
Western Alliance Bancorp.(b)	251,320	10,314,173
Wintrust Financial Corp.	143,181	9,640,377
Zions Bancorp. N.A.	468,831	21,289,616

		737,727,475

Beverages — 0.4%
Brown-Forman Corp., Class A	127,100	6,503,707
Brown-Forman Corp., Class B, NVS	706,887	37,309,496
Keurig Dr Pepper Inc.	454,205	12,704,114
Molson Coors Brewing Co., Class B	435,543	25,980,140

		82,497,457

Biotechnology — 1.6%
Agios Pharmaceuticals Inc.(a)(b)	125,156	8,440,521
Alkermes PLC(b)	391,578	14,288,681
Alnylam Pharmaceuticals Inc.(a)(b)	238,869	22,322,308
BioMarin Pharmaceutical Inc.(b)	444,857	39,516,647
Bluebird Bio Inc.(a)(b)	135,512	21,320,103
Exact Sciences Corp.(b)	301,287	26,097,480
Exelixis Inc.(b)	743,066	17,684,971
Incyte Corp.(b)	444,735	38,251,657
Ionis Pharmaceuticals Inc.(a)(b)	315,583	25,615,872
Moderna Inc.(a)(b)	66,723	1,357,813
Neurocrine Biosciences Inc.(a)(b)	228,184	20,103,010
Sage Therapeutics Inc.(a)(b)	122,876	19,543,428
Sarepta Therapeutics Inc.(a)(b)	168,379	20,069,093
Seattle Genetics Inc.(b)	271,556	19,888,762
United Therapeutics Corp.(b)	109,188	12,815,396

		307,315,742

Building Products — 0.8%
Allegion PLC	239,203	21,698,104
AO Smith Corp.	359,581	19,172,859
Armstrong World Industries Inc.	107,822	8,563,223
Fortune Brands Home & Security Inc.	361,413	17,206,873
Lennox International Inc.	90,705	23,982,402
Masco Corp.	743,649	29,232,842
Owens Corning	270,855	12,762,688
USG Corp.	201,800	8,737,940

		141,356,931

Capital Markets — 3.1%
Affiliated Managers Group Inc.	131,001	14,031,517
Ameriprise Financial Inc.	345,155	44,214,355
BGC Partners Inc., Class A	681,126	3,616,779

S C H E D U L E S O F I N V E S T M E N T S	53

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Cboe Global Markets Inc.	280,158	$26,738,280
E*TRADE Financial Corp.	625,375	29,036,161
Eaton Vance Corp., NVS	286,609	11,553,209
Evercore Inc., Class A	99,396	9,045,036
FactSet Research Systems Inc.	93,950	23,324,967
Franklin Resources Inc.	754,205	24,994,354
Interactive Brokers Group Inc., Class A	184,004	9,546,128
Invesco Ltd.	1,021,391	19,723,060
Lazard Ltd., Class A	286,432	10,351,652
Legg Mason Inc.	219,358	6,003,828
LPL Financial Holdings Inc.	213,655	14,881,071
MarketAxess Holdings Inc.	92,364	22,728,933
Moody’s Corp.	420,281	76,108,686
Morningstar Inc.	46,960	5,916,490
MSCI Inc.	209,026	41,562,730
Nasdaq Inc.	290,355	25,403,159
Northern Trust Corp.	511,252	46,222,293
Raymond James Financial Inc.	321,459	25,848,518
SEI Investments Co.	328,716	17,175,411
T Rowe Price Group Inc.	584,630	58,533,156
Virtu Financial Inc., Class A	109,302	2,595,923

		569,155,696

Chemicals — 1.7%
Albemarle Corp.	264,708	21,700,762
Ashland Global Holdings Inc.	158,758	12,403,762
Axalta Coating Systems Ltd.(b)	521,095	13,136,805
Cabot Corp.	150,265	6,255,532
Celanese Corp.	324,270	31,976,265
CF Industries Holdings Inc.	586,203	23,963,979
Chemours Co. (The)	428,817	15,934,840
Eastman Chemical Co.	353,606	26,831,623
Element Solutions Inc.(b)	542,075	5,474,957
FMC Corp.	336,587	25,856,613
Huntsman Corp.	556,806	12,522,567
International Flavors & Fragrances Inc.	255,292	32,879,057
Mosaic Co. (The)	881,377	24,070,406
NewMarket Corp.	19,276	8,357,303
Olin Corp.	412,129	9,536,665
RPM International Inc.	324,461	18,831,716
Scotts Miracle-Gro Co. (The)	99,516	7,819,967
Valvoline Inc.	484,446	8,991,318
Westlake Chemical Corp.	93,536	6,347,353
WR Grace & Co.	169,374	13,217,947

		326,109,437

Commercial Services & Supplies — 0.9%
ADT Inc.(a)	278,439	1,779,226
Cintas Corp.	216,684	43,794,003
Clean Harbors Inc.(a)(b)	127,425	9,114,710
Copart Inc.(b)	508,971	30,838,553
KAR Auction Services Inc.	339,355	17,412,305
Republic Services Inc.	549,509	44,169,534
Rollins Inc.	367,885	15,311,374
Stericycle Inc.(a)(b)	205,267	11,170,630

		173,590,335

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	144,921	45,571,858
ARRIS International PLC(a)(b)	408,939	12,926,562
CommScope Holding Co. Inc.(b)	486,747	10,577,012
EchoStar Corp., Class A(b)	124,050	4,521,622

Security	Shares	Value

Communications Equipment (continued)
F5 Networks Inc.(a)(b)	150,578	$23,630,206
Juniper Networks Inc.	856,079	22,660,411
Motorola Solutions Inc.	407,819	57,265,944
Ubiquiti Networks Inc.(a)	37,685	5,641,821

		182,795,436

Construction & Engineering — 0.4%
AECOM(a)(b)	395,380	11,730,925
Arcosa Inc.	121,492	3,711,581
Fluor Corp.	356,080	13,103,744
Jacobs Engineering Group Inc.	315,454	23,718,986
Quanta Services Inc.	370,358	13,977,311
Valmont Industries Inc.	54,683	7,114,258

		73,356,805

Construction Materials — 0.4%
Eagle Materials Inc.	111,803	9,424,993
Martin Marietta Materials Inc.	157,759	31,737,955
Vulcan Materials Co.	333,017	39,429,213

		80,592,161

Consumer Finance — 1.0%
Ally Financial Inc.	1,027,429	28,244,023
Credit Acceptance Corp.(a)(b)	27,766	12,548,288
Discover Financial Services	832,366	59,231,164
Navient Corp.	616,238	7,129,874
OneMain Holdings Inc.	187,651	5,957,919
Santander Consumer USA Holdings Inc.	286,331	6,050,174
SLM Corp.	1,110,246	11,002,538
Synchrony Financial	1,813,324	57,845,036

		188,009,016

Containers & Packaging — 1.6%
AptarGroup Inc.	157,256	16,730,466
Ardagh Group SA	48,075	624,975
Avery Dennison Corp.	216,459	24,459,867
Ball Corp.(a)	843,837	48,824,409
Bemis Co. Inc.	231,649	12,851,887
Berry Global Group Inc.(b)	326,260	17,575,626
Crown Holdings Inc.(a)(b)	326,996	17,844,172
Graphic Packaging Holding Co.	757,131	9,562,565
International Paper Co.	1,035,046	47,891,578
Owens-Illinois Inc.	399,415	7,580,897
Packaging Corp. of America	235,182	23,372,387
Sealed Air Corp.	397,940	18,329,116
Silgan Holdings Inc.	196,764	5,830,117
Sonoco Products Co.	249,561	15,355,488
Westrock Co.	629,239	24,131,316

		290,964,866

Distributors — 0.4%
Genuine Parts Co.	361,147	40,459,298
LKQ Corp.(a)(b)	803,373	22,799,726
Pool Corp.	99,627	16,435,466

		79,694,490

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(b)	144,570	18,376,293
frontdoor Inc.(b)	214,525	7,383,950
Graham Holdings Co., Class B	10,478	7,158,360
Grand Canyon Education Inc.(a)(b)	119,819	13,720,474
H&R Block Inc.	518,231	12,406,450
Service Corp. International/U.S.	436,997	17,545,429

54	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
ServiceMaster Global Holdings Inc.(b)	344,274	$16,077,596

		92,668,552

Diversified Financial Services — 0.2%
AXA Equitable Holdings Inc.	600,335	12,090,747
Jefferies Financial Group Inc.	697,491	13,105,856
Voya Financial Inc.	381,849	19,077,176

		44,273,779

Diversified Telecommunication Services — 0.2%
CenturyLink Inc.	2,405,187	28,838,192
Zayo Group Holdings Inc.(a)(b)	567,235	16,120,819

		44,959,011

Electric Utilities — 2.6%
Alliant Energy Corp.	599,190	28,239,825
Avangrid Inc.	138,958	6,996,535
Edison International	800,014	49,536,867
Entergy Corp.	456,516	43,656,625
Evergy Inc.	664,458	38,571,787
Eversource Energy	801,537	56,869,050
FirstEnergy Corp.	1,230,396	51,196,778
Hawaiian Electric Industries Inc.	268,667	10,953,554
OGE Energy Corp.	503,005	21,689,576
PG&E Corp.(b)	1,303,260	23,198,028
Pinnacle West Capital Corp.	280,618	26,821,468
PPL Corp.	1,819,529	57,751,850
Xcel Energy Inc.	1,282,693	72,100,173

		487,582,116

Electrical Equipment — 0.9%
Acuity Brands Inc.	101,070	12,129,411
AMETEK Inc.	575,616	47,758,860
GrafTech International Ltd.	151,723	1,940,537
Hubbell Inc.	138,654	16,358,399
nVent Electric PLC	398,960	10,763,941
Regal Beloit Corp.	107,430	8,795,294
Rockwell Automation Inc.	303,553	53,261,409
Sensata Technologies Holding PLC(a)(b)	405,452	18,253,449

		169,261,300

Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A	743,296	70,196,874
Arrow Electronics Inc.(b)	213,511	16,453,158
Avnet Inc.	268,120	11,628,364
CDW Corp./DE	371,054	35,758,474
Cognex Corp.(a)	417,126	21,215,028
Coherent Inc.(a)(b)	61,411	8,703,167
Corning Inc.	1,985,706	65,726,869
Dolby Laboratories Inc., Class A	156,512	9,855,561
FLIR Systems Inc.	340,357	16,194,186
IPG Photonics Corp.(a)(b)	92,111	13,980,608
Jabil Inc.	382,943	10,182,454
Keysight Technologies Inc.(a)(b)	474,348	41,363,146
Littelfuse Inc.	59,789	10,910,297
National Instruments Corp.	280,762	12,454,602
Trimble Inc.(a)(b)	626,999	25,330,760
Zebra Technologies Corp., Class A(b)	132,784	27,822,231

		397,775,779

Energy Equipment & Services — 0.4%
Apergy Corp.(b)	192,268	7,894,524
Helmerich & Payne Inc.	269,800	14,990,088
Nabors Industries Ltd.	840,545	2,891,475

Security	Shares	Value

Energy Equipment & Services (continued)
National Oilwell Varco Inc.(a)	967,576	$25,776,225
Patterson-UTI Energy Inc.	548,605	7,691,442
RPC Inc.	149,264	1,703,102
Transocean Ltd.(a)(b)	1,293,835	11,269,303
Weatherford International PLC(a)(b)	2,466,833	1,721,849

		73,938,008

Entertainment — 0.7%
Cinemark Holdings Inc.	273,874	10,952,221
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	64,159	2,183,972
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	497,485	17,436,849
Lions Gate Entertainment Corp., Class A	121,983	1,907,814
Lions Gate Entertainment Corp., Class B, NVS	255,070	3,851,557
Live Nation Entertainment Inc.(b)	348,081	22,117,067
Madison Square Garden Co. (The), Class A(b)	46,923	13,754,539
Take-Two Interactive Software Inc.(a)(b)	282,988	26,705,578
Viacom Inc., Class A	27,495	892,213
Viacom Inc., Class B, NVS	887,030	24,898,932
Zynga Inc., Class A(b)	1,894,497	10,097,669

		134,798,411

Equity Real Estate Investment Trusts (REITs) — 8.9%
Alexandria Real Estate Equities Inc.	282,179	40,227,438
American Campus Communities Inc.	345,078	16,418,811
American Homes 4 Rent, Class A	658,574	14,962,801
Apartment Investment & Management Co., Class A	386,119	19,417,925
Apple Hospitality REIT Inc.	545,149	8,885,929
AvalonBay Communities Inc.	348,063	69,866,686
Boston Properties Inc.	388,767	52,048,126
Brandywine Realty Trust	433,214	6,870,774
Brixmor Property Group Inc.	768,446	14,116,353
Brookfield Property REIT Inc., Class A	314,496	6,444,023
Camden Property Trust	223,832	22,718,948
Colony Capital Inc.	1,206,304	6,417,537
Columbia Property Trust Inc.	292,926	6,593,764
CoreSite Realty Corp.	90,085	9,640,897
Corporate Office Properties Trust	256,713	7,008,265
CubeSmart	463,270	14,843,171
CyrusOne Inc.	262,777	13,780,026
Digital Realty Trust Inc.	518,946	61,754,574
Douglas Emmett Inc.	402,348	16,262,906
Duke Realty Corp.	895,860	27,395,399
Empire State Realty Trust Inc., Class A	361,026	5,704,211
EPR Properties	187,342	14,406,600
Equity Commonwealth	290,603	9,499,812
Equity LifeStyle Properties Inc.	216,782	24,778,183
Equity Residential	905,177	68,177,932
Essex Property Trust Inc.	165,789	47,952,810
Extra Space Storage Inc.	306,059	31,190,473
Federal Realty Investment Trust	183,413	25,283,482
Gaming and Leisure Properties Inc.	509,417	19,648,214
HCP Inc.	1,211,334	37,914,754
Healthcare Trust of America Inc., Class A	519,407	14,849,846
Highwoods Properties Inc.	259,862	12,156,344
Hospitality Properties Trust	416,343	10,953,984
Host Hotels & Resorts Inc.	1,852,887	35,019,564
Hudson Pacific Properties Inc.	392,751	13,518,489
Invitation Homes Inc.	862,324	20,980,343
Iron Mountain Inc.	715,018	25,354,538

S C H E D U L E S O F I N V E S T M E N T S	55

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
JBG SMITH Properties	264,135	$10,921,982
Kilroy Realty Corp.	247,317	18,786,199
Kimco Realty Corp.	1,029,818	19,051,633
Lamar Advertising Co., Class A	211,234	16,742,407
Liberty Property Trust	373,116	18,066,277
Life Storage Inc.	116,727	11,354,035
Macerich Co. (The)	344,547	14,936,112
Medical Properties Trust Inc.	939,426	17,388,775
Mid-America Apartment Communities Inc.	284,429	31,096,623
National Retail Properties Inc.	396,519	21,963,187
Omega Healthcare Investors Inc.	494,345	18,859,262
Outfront Media Inc.	357,607	8,368,004
Paramount Group Inc.	513,405	7,285,217
Park Hotels & Resorts Inc.	509,077	15,822,113
Rayonier Inc.	319,142	10,059,356
Realty Income Corp.	744,400	54,758,064
Regency Centers Corp.	381,949	25,777,738
Retail Properties of America Inc., Class A	539,245	6,573,397
Retail Value Inc.	38,732	1,207,276
SBA Communications Corp.(b)	282,763	56,456,461
Senior Housing Properties Trust	582,433	6,861,061
SITE Centers Corp.	378,030	5,148,769
SL Green Realty Corp.	203,775	18,323,448
Spirit Realty Capital Inc.	211,976	8,421,806
STORE Capital Corp.	479,735	16,071,123
Sun Communities Inc.	210,611	24,961,616
Taubman Centers Inc.	146,692	7,757,073
UDR Inc.	692,216	31,468,139
Uniti Group Inc.	428,099	4,790,428
Ventas Inc.	899,925	57,424,214
VEREIT Inc.	2,448,361	20,492,782
VICI Properties Inc.	1,017,411	22,260,953
Vornado Realty Trust	437,629	29,513,700
Weingarten Realty Investors	295,844	8,688,938
Welltower Inc.	937,952	72,785,075
Weyerhaeuser Co.	1,892,863	49,858,011
WP Carey Inc.	402,478	31,526,102

		1,654,891,288

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	91,967	11,842,591
Kroger Co. (The)	2,001,715	49,242,189
Sprouts Farmers Market Inc.(a)(b)	320,186	6,896,806
U.S. Foods Holding Corp.(b)	543,403	18,970,199

		86,951,785

Food Products — 2.5%
Archer-Daniels-Midland Co.	1,407,050	60,686,067
Bunge Ltd.	354,415	18,808,804
Campbell Soup Co.	447,675	17,069,848
Conagra Brands Inc.	1,223,611	33,942,969
Flowers Foods Inc.	444,070	9,467,572
Hain Celestial Group Inc. (The)(a)(b)	236,002	5,456,366
Hershey Co. (The)	354,029	40,653,150
Hormel Foods Corp.	689,654	30,868,913
Ingredion Inc.	167,784	15,887,467
JM Smucker Co. (The)	279,348	32,544,042
Kellogg Co.	626,316	35,938,012
Lamb Weston Holdings Inc.	367,148	27,514,071
McCormick & Co. Inc./MD, NVS	311,238	46,881,780
Pilgrim’s Pride Corp.(b)	137,829	3,072,208

Security	Shares	Value

Food Products (continued)
Post Holdings Inc.(a)(b)	162,309	$17,756,605
Seaboard Corp.	627	2,686,507
TreeHouse Foods Inc.(a)(b)	134,962	8,711,797
Tyson Foods Inc., Class A	733,260	50,910,242

		458,856,420

Gas Utilities — 0.4%
Atmos Energy Corp.	290,149	29,865,037
National Fuel Gas Co.	207,304	12,637,252
UGI Corp.	434,498	24,079,879

		66,582,168

Health Care Equipment & Supplies — 3.6%
ABIOMED Inc.(b)	107,460	30,689,501
Align Technology Inc.(a)(b)	200,582	57,031,480
Cantel Medical Corp.(a)	91,133	6,095,886
Cooper Companies Inc. (The)	122,692	36,337,690
DENTSPLY SIRONA Inc.	552,863	27,416,476
DexCom Inc.(b)	219,045	26,088,260
Edwards Lifesciences Corp.(b)	529,406	101,291,250
Hill-Rom Holdings Inc.	167,483	17,729,750
Hologic Inc.(b)	673,536	32,599,142
ICU Medical Inc.(a)(b)	38,708	9,263,986
IDEXX Laboratories Inc.(b)	216,077	48,314,817
Insulet Corp.(a)(b)	148,663	14,136,365
Integra LifeSciences Holdings Corp.(a)(b)	179,400	9,996,168
Masimo Corp.(b)	115,496	15,970,787
Penumbra Inc.(a)(b)	78,349	11,518,087
ResMed Inc.	354,853	36,894,066
STERIS PLC(b)	210,615	26,965,038
Teleflex Inc.	114,428	34,575,564
Varian Medical Systems Inc.(a)(b)	229,607	32,539,904
West Pharmaceutical Services Inc.	184,479	20,329,586
Zimmer Biomet Holdings Inc.	514,075	65,647,378

		661,431,181

Health Care Providers & Services — 2.0%
Acadia Healthcare Co. Inc.(a)(b)	214,291	6,280,869
AmerisourceBergen Corp.	389,545	30,976,618
Cardinal Health Inc.	754,177	36,313,623
Centene Corp.(b)	1,023,208	54,332,345
Chemed Corp.	38,540	12,335,498
Covetrus Inc.(a)(b)	153,874	4,900,887
DaVita Inc.(b)	329,430	17,884,755
Encompass Health Corp.	247,596	14,459,606
Henry Schein Inc.(b)	384,680	23,123,115
Laboratory Corp. of America Holdings(b)	254,674	38,960,028
MEDNAX Inc.(b)	219,048	5,951,534
Molina Healthcare Inc.(b)	155,659	22,097,352
Premier Inc., Class A(a)(b)	129,242	4,457,557
Quest Diagnostics Inc.	343,970	30,929,782
Universal Health Services Inc., Class B(a)	209,665	28,046,887
WellCare Health Plans Inc.(b)	125,585	33,876,554

		364,927,010

Health Care Technology — 0.5%
Cerner Corp.(a)(b)	785,139	44,917,802
Veeva Systems Inc., Class A(a)(b)	316,123	40,103,364

		85,021,166

Hotels, Restaurants & Leisure — 2.6%
Aramark	615,353	18,183,681
Caesars Entertainment Corp.(a)(b)	1,422,712	12,363,367
Chipotle Mexican Grill Inc.(b)	61,236	43,496,543

56	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Choice Hotels International Inc.	86,460	$6,721,401
Darden Restaurants Inc.	313,570	38,089,348
Domino’s Pizza Inc.	105,129	27,133,795
Dunkin’ Brands Group Inc.	210,150	15,782,265
Extended Stay America Inc.	486,158	8,726,536
Hilton Grand Vacations Inc.(a)(b)	239,678	7,394,066
Hilton Worldwide Holdings Inc.	693,714	57,654,571
Hyatt Hotels Corp., Class A	100,333	7,281,166
International Game Technology PLC	244,021	3,169,833
MGM Resorts International	1,268,891	32,559,743
Norwegian Cruise Line Holdings Ltd.(b)	550,505	30,255,755
Royal Caribbean Cruises Ltd.	421,089	48,265,221
Six Flags Entertainment Corp.	182,721	9,017,281
Vail Resorts Inc.	100,791	21,901,884
Wendy’s Co. (The)	460,357	8,235,787
Wyndham Destinations Inc.	242,468	9,817,529
Wyndham Hotels & Resorts Inc.	249,471	12,471,055
Wynn Resorts Ltd.	260,939	31,135,242
Yum China Holdings Inc.	920,613	41,344,730

		491,000,799

Household Durables — 1.2%
DR Horton Inc.	864,329	35,765,934
Garmin Ltd.	287,486	24,824,416
Leggett & Platt Inc.	333,437	14,077,710
Lennar Corp., Class A	713,311	35,016,437
Lennar Corp., Class B(a)	41,240	1,613,309
Mohawk Industries Inc.(b)	156,507	19,743,358
Newell Brands Inc.	1,095,132	16,799,325
NVR Inc.(b)	7,833	21,673,911
PulteGroup Inc.	628,867	17,583,121
Tempur Sealy International Inc.(a)(b)	119,940	6,916,940
Toll Brothers Inc.	338,103	12,239,329
Whirlpool Corp.	157,608	20,944,527

		227,198,317

Household Products — 0.6%
Church & Dwight Co. Inc.	616,386	43,905,174
Clorox Co. (The)	324,617	52,088,044
Energizer Holdings Inc.	159,546	7,168,402
Spectrum Brands Holdings Inc.	102,195	5,598,242

		108,759,862

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	1,661,497	30,039,866
NRG Energy Inc.(a)	734,259	31,191,322
Vistra Energy Corp.	1,004,219	26,139,821

		87,371,009

Industrial Conglomerates — 0.6%
Carlisle Companies Inc.	147,856	18,130,103
Roper Technologies Inc.	256,084	87,573,045

		105,703,148

Insurance — 3.6%
Alleghany Corp.(b)	36,314	22,238,694
American Financial Group Inc./OH	178,764	17,198,884
American National Insurance Co.	19,953	2,410,721
Arch Capital Group Ltd.(a)(b)	973,868	31,475,414
Arthur J Gallagher & Co.	455,059	35,540,108
Assurant Inc.	150,662	14,299,330
Assured Guaranty Ltd.	263,988	11,728,987
Athene Holding Ltd., Class A(b)	401,229	16,370,143
Axis Capital Holdings Ltd.	209,407	11,471,316

Security	Shares	Value

Insurance (continued)
Brighthouse Financial Inc.(a)(b)	307,017	$11,141,647
Brown & Brown Inc.	581,498	17,160,006
Cincinnati Financial Corp.	389,620	33,468,358
CNA Financial Corp.	69,983	3,033,763
Erie Indemnity Co., Class A, NVS	63,125	11,269,075
Everest Re Group Ltd.	101,913	22,009,132
Fidelity National Financial Inc.	665,024	24,306,627
First American Financial Corp.	274,451	14,134,227
Hanover Insurance Group Inc. (The)	107,722	12,298,621
Hartford Financial Services Group Inc. (The)	901,247	44,810,001
Lincoln National Corp.	540,496	31,727,115
Loews Corp.(a)	704,291	33,756,668
Markel Corp.(b)	34,334	34,204,904
Mercury General Corp.	70,124	3,511,109
Old Republic International Corp.	717,295	15,005,811
Principal Financial Group Inc.	696,985	34,981,677
Reinsurance Group of America Inc.	159,340	22,623,093
RenaissanceRe Holdings Ltd.	100,792	14,463,652
Torchmark Corp.	259,395	21,257,420
Unum Group	509,092	17,222,582
White Mountains Insurance Group Ltd.	7,906	7,316,845
Willis Towers Watson PLC	327,287	57,487,962
WR Berkley Corp.	238,820	20,232,830

		670,156,722

Interactive Media & Services — 0.7%
IAC/InterActiveCorp.(b)	188,616	39,630,108
Match Group Inc.	135,478	7,669,410
TripAdvisor Inc.(a)(b)	264,106	13,588,254
Twitter Inc.(b)	1,804,408	59,328,935
Zillow Group Inc., Class A(b)	139,780	4,780,476
Zillow Group Inc., Class C, NVS(a)(b)	302,198	10,498,358

		135,495,541

Internet & Direct Marketing Retail — 0.5%
Expedia Group Inc.	298,841	35,562,079
GrubHub Inc.(a)(b)	227,333	15,792,823
Qurate Retail Inc.(a)(b)	1,039,012	16,603,412
Wayfair Inc., Class A(a)(b)	143,322	21,276,151

		89,234,465

IT Services — 5.9%
Akamai Technologies Inc.(a)(b)	401,945	28,823,476
Alliance Data Systems Corp.	118,822	20,791,474
Amdocs Ltd.	349,956	18,936,119
Black Knight Inc.(b)	358,950	19,562,775
Booz Allen Hamilton Holding Corp.	344,064	20,003,881
Broadridge Financial Solutions Inc.	291,941	30,271,362
Conduent Inc.(b)	471,769	6,524,565
CoreLogic Inc.(b)	200,353	7,465,153
DXC Technology Co.	679,282	43,684,625
EPAM Systems Inc.(a)(b)	128,585	21,747,581
Euronet Worldwide Inc.(a)(b)	125,162	17,846,850
Fidelity National Information Services Inc.	823,619	93,151,309
First Data Corp., Class A(b)	1,377,269	36,180,857
Fiserv Inc.(a)(b)	1,006,307	88,836,782
FleetCor Technologies Inc.(a)(b)	214,381	52,864,211
Gartner Inc.(a)(b)	224,481	34,049,278
Genpact Ltd.	392,884	13,821,659
Global Payments Inc.	400,045	54,614,143
GoDaddy Inc., Class A(a)(b)	425,975	32,029,060
Jack Henry & Associates Inc.	193,048	26,783,480

S C H E D U L E S O F I N V E S T M E N T S	57

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Leidos Holdings Inc.	353,571	$22,660,365
Okta Inc.(a)(b)	217,675	18,008,253
Paychex Inc.	810,868	65,031,614
Sabre Corp.	690,501	14,769,816
Square Inc., Class A(b)	738,217	55,307,218
Switch Inc., Class A(a)	94,505	974,347
Total System Services Inc.	453,739	43,109,742
Twilio Inc., Class A(b)	221,230	28,578,491
VeriSign Inc.(b)	260,042	47,213,226
Western Union Co. (The)	1,113,304	20,562,725
WEX Inc.(a)(b)	103,197	19,812,792
Worldpay Inc., Class A(b)	754,877	85,678,539

		1,089,695,768

Leisure Products — 0.3%
Brunswick Corp./DE	221,612	11,153,732
Hasbro Inc.	293,203	24,928,119
Mattel Inc.(a)(b)	856,207	11,130,691
Polaris Industries Inc.	147,264	12,433,499

		59,646,041

Life Sciences Tools & Services — 1.9%
Agilent Technologies Inc.	803,468	64,582,758
Bio-Rad Laboratories Inc., Class A(b)	53,863	16,464,842
Bio-Techne Corp.	94,209	18,705,197
Bruker Corp.	253,406	9,740,927
Charles River Laboratories International Inc.(a)(b)	119,838	17,406,470
IQVIA Holdings Inc.(a)(b)	436,872	62,844,037
Mettler-Toledo International Inc.(b)	62,042	44,856,366
PerkinElmer Inc.(a)	276,743	26,666,955
PRA Health Sciences Inc.(b)	144,743	15,963,705
QIAGEN NV(a)(b)	558,796	22,731,821
Waters Corp.(b)	189,931	47,807,532

		347,770,610

Machinery — 4.1%
AGCO Corp.	164,961	11,473,038
Allison Transmission Holdings Inc.	293,078	13,165,064
Colfax Corp.(a)(b)	213,899	6,348,522
Crane Co.	128,187	10,847,184
Cummins Inc.	375,425	59,268,345
Donaldson Co. Inc.	321,012	16,069,861
Dover Corp.	365,281	34,263,358
Flowserve Corp.	332,249	14,997,720
Fortive Corp.	740,183	62,093,952
Gardner Denver Holdings Inc.(b)	314,859	8,756,229
Gates Industrial Corp. PLC(a)(b)	116,768	1,674,453
Graco Inc.	417,825	20,690,694
IDEX Corp.	192,615	29,227,400
Ingersoll-Rand PLC	617,637	66,673,914
ITT Inc.	223,075	12,938,350
Lincoln Electric Holdings Inc.	154,496	12,957,580
Middleby Corp. (The)(a)(b)	138,599	18,022,028
Nordson Corp.	146,187	19,372,701
Oshkosh Corp.	176,541	13,263,525
PACCAR Inc.	851,322	58,009,081
Parker-Hannifin Corp.	324,807	55,743,377
Pentair PLC	390,924	17,400,027
Snap-on Inc.	138,847	21,732,332
Stanley Black & Decker Inc.	381,781	51,987,119
Terex Corp.	168,352	5,409,150
Timken Co. (The)	169,938	7,412,696

Security	Shares	Value

Machinery (continued)
Toro Co. (The)	260,379	$17,924,490
Trinity Industries Inc.	373,044	8,106,246
WABCO Holdings Inc.(b)	130,083	17,148,842
Wabtec Corp.(a)	333,909	24,615,771
Welbilt Inc.(a)(b)	317,767	5,205,023
Xylem Inc./NY	454,091	35,891,353

		758,689,425

Marine — 0.1%
Kirby Corp.(a)(b)	146,830	11,028,401

Media — 1.6%
AMC Networks Inc., Class A(a)(b)	109,750	6,229,410
Cable One Inc.	10,654	10,455,623
CBS Corp., Class B, NVS	821,562	39,048,842
Discovery Inc., Class A(a)(b)	392,461	10,604,296
Discovery Inc., Class C, NVS(b)	867,201	22,044,249
DISH Network Corp., Class A(b)	561,806	17,803,632
GCI Liberty Inc., Class A(b)	252,259	14,028,123
Interpublic Group of Companies Inc. (The)	967,150	20,319,822
John Wiley & Sons Inc., Class A	109,620	4,847,396
Liberty Broadband Corp., Class A(a)(b)	66,241	6,070,325
Liberty Broadband Corp., Class C, NVS(a)(b)	262,146	24,049,274
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	208,665	7,966,830
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	412,687	15,781,151
News Corp., Class A, NVS	950,147	11,819,829
News Corp., Class B	311,864	3,895,181
Omnicom Group Inc.	559,354	40,827,249
Sirius XM Holdings Inc.(a)	4,168,618	23,636,064
Tribune Media Co., Class A	223,894	10,330,469

		289,757,765

Metals & Mining — 1.1%
Alcoa Corp.(a)(b)	473,593	13,336,379
Freeport-McMoRan Inc.	3,646,073	46,997,881
Newmont Mining Corp.	1,341,243	47,976,262
Nucor Corp.	774,589	45,197,268
Reliance Steel & Aluminum Co.	173,746	15,682,314
Royal Gold Inc.	165,073	15,010,088
Steel Dynamics Inc.	550,931	19,431,336
U.S. Steel Corp.	452,608	8,821,330

		212,452,858

Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	1,356,244	24,412,392
Annaly Capital Management Inc.	3,478,837	34,753,582
Chimera Investment Corp.	461,614	8,650,646
MFA Financial Inc.	1,106,515	8,044,364
New Residential Investment Corp.	1,015,852	17,178,057
Starwood Property Trust Inc.	671,830	15,015,401
Two Harbors Investment Corp.	608,408	8,231,760

		116,286,202

Multi-Utilities — 2.8%
Ameren Corp.	613,320	45,109,686
CenterPoint Energy Inc.	1,267,826	38,922,258
CMS Energy Corp.	710,929	39,484,997
Consolidated Edison Inc.	785,397	66,609,520
DTE Energy Co.	457,887	57,116,824
MDU Resources Group Inc.	494,019	12,760,511
NiSource Inc.	941,595	26,986,113
Public Service Enterprise Group Inc.	1,271,597	75,545,578

58	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Sempra Energy	691,098	$86,981,594
WEC Energy Group Inc.	797,781	63,088,521

		512,605,602

Multiline Retail — 1.1%
Dollar General Corp.	672,507	80,230,085
Dollar Tree Inc.(b)	593,813	62,374,117
Kohl’s Corp.	415,683	28,586,520
Macy’s Inc.	768,324	18,462,826
Nordstrom Inc.	296,854	13,174,381

		202,827,929

Oil, Gas & Consumable Fuels — 3.7%
Antero Resources Corp.(a)(b)	597,928	5,279,704
Apache Corp.	967,110	33,520,033
Cabot Oil & Gas Corp.	1,077,839	28,131,598
Centennial Resource Development Inc./DE, Class A(b)	453,390	3,985,298
Cheniere Energy Inc.(a)(b)	580,990	39,716,476
Chesapeake Energy Corp.(b)	2,624,098	8,134,704
Cimarex Energy Co.	250,431	17,505,127
CNX Resources Corp.(b)	501,803	5,404,418
Concho Resources Inc.(a)	490,774	54,456,283
Continental Resources Inc./OK(a)(b)	223,935	10,025,570
Devon Energy Corp.	1,184,323	37,377,234
Diamondback Energy Inc.	396,972	40,304,567
EQT Corp.	636,081	13,192,320
Equitrans Midstream Corp.(a)	531,180	11,569,100
Extraction Oil & Gas Inc.(a)(b)	273,989	1,158,973
Hess Corp.	662,024	39,873,706
HollyFrontier Corp.	398,265	19,622,517
Kosmos Energy Ltd.	656,842	4,092,126
Marathon Oil Corp.	2,099,972	35,090,532
Murphy Oil Corp.	419,061	12,278,487
Noble Energy Inc.	1,204,171	29,779,149
ONEOK Inc.	1,033,800	72,200,592
Parsley Energy Inc., Class A(b)	658,900	12,716,770
PBF Energy Inc., Class A	298,924	9,308,493
QEP Resources Inc.(a)(b)	585,222	4,558,879
Range Resources Corp.(a)	522,395	5,871,720
SM Energy Co.	272,150	4,759,903
Targa Resources Corp.	574,127	23,854,977
Whiting Petroleum Corp.(a)(b)	222,101	5,805,720
Williams Companies Inc. (The)	3,008,530	86,404,982
WPX Energy Inc.(b)	1,011,988	13,267,163

		689,247,121

Paper & Forest Products — 0.0%
Domtar Corp	161,029	7,995,090

Personal Products — 0.2%
Coty Inc., Class A(a)	1,187,407	13,655,180
Herbalife Nutrition Ltd.(a)(b)	276,192	14,635,414
Nu Skin Enterprises Inc., Class A	138,688	6,637,608

		34,928,202

Pharmaceuticals — 0.7%
Catalent Inc.(b)	362,635	14,719,355
Elanco Animal Health Inc.(b)	840,118	26,942,584
Jazz Pharmaceuticals PLC(b)	147,697	21,113,286
Mylan NV(b)	1,294,158	36,676,438
Nektar Therapeutics(a)(b)	396,779	13,331,774

Security	Shares	Value

Pharmaceuticals (continued)
Perrigo Co. PLC	320,128	$15,417,365

		128,200,802

Professional Services — 1.4%
CoStar Group Inc.(b)	90,446	42,185,823
Equifax Inc.	302,326	35,825,631
IHS Markit Ltd.(b)	973,982	52,965,141
ManpowerGroup Inc.	154,463	12,772,545
Nielsen Holdings PLC	896,983	21,231,588
Robert Half International Inc.	296,213	19,301,239
TransUnion(a)	466,909	31,208,198
Verisk Analytics Inc.(a)	404,863	53,846,779

		269,336,944

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(b)	803,620	39,739,009
Howard Hughes Corp. (The)(a)(b)	98,767	10,864,370
Jones Lang LaSalle Inc.(a)	114,717	17,687,067
Realogy Holdings Corp.	294,584	3,358,258

		71,648,704

Road & Rail — 0.7%
AMERCO	17,412	6,468,732
Genesee & Wyoming Inc., Class A(a)(b)	147,362	12,841,125
JB Hunt Transport Services Inc.	218,994	22,181,902
Kansas City Southern	253,632	29,416,239
Knight-Swift Transportation Holdings Inc.	319,166	10,430,345
Landstar System Inc.	100,654	11,010,541
Old Dominion Freight Line Inc.	165,845	23,946,359
Ryder System Inc.	129,002	7,996,834
Schneider National Inc., Class B	117,552	2,474,470

		126,766,547

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices Inc.(a)(b)	2,363,853	60,325,529
Analog Devices Inc.	931,428	98,051,426
Cypress Semiconductor Corp.	914,629	13,646,265
First Solar Inc.(a)(b)	209,900	11,091,116
KLA-Tencor Corp.	411,278	49,110,706
Lam Research Corp.	384,521	68,833,104
Marvell Technology Group Ltd.	1,395,125	27,749,036
Maxim Integrated Products Inc.	689,098	36,639,341
Microchip Technology Inc.(a)	584,989	48,530,687
MKS Instruments Inc.	133,910	12,460,325
Monolithic Power Systems Inc.	103,622	14,039,745
ON Semiconductor Corp.(a)(b)	1,043,429	21,463,335
Qorvo Inc.(b)	307,061	22,025,485
Skyworks Solutions Inc.	440,288	36,314,954
Teradyne Inc.	448,815	17,880,790
Universal Display Corp.(a)	108,222	16,541,733
Versum Materials Inc.	271,479	13,658,108
Xilinx Inc	642,956	81,520,391

		649,882,076

Software — 6.0%
2U Inc.(a)(b)	138,689	9,826,116
ANSYS Inc.(b)	210,894	38,532,443
Aspen Technology Inc.(a)(b)	176,430	18,394,592
Atlassian Corp. PLC, Class A(a)(b)	251,944	28,315,986
Autodesk Inc.(a)(b)	553,717	86,280,183
Cadence Design Systems Inc.(b)	706,903	44,895,409
CDK Global Inc.	315,998	18,587,002
Ceridian HCM Holding Inc.(a)(b)	122,272	6,272,554
Citrix Systems Inc.	341,687	34,052,526

S C H E D U L E S O F I N V E S T M E N T S	59

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
DocuSign Inc.(b)	198,029	$10,265,823
Elastic NV(a)(b)	20,136	1,608,262
Fair Isaac Corp.(a)(b)	72,660	19,736,636
FireEye Inc.(a)(b)	492,008	8,260,814
Fortinet Inc.(a)(b)	353,682	29,698,678
Guidewire Software Inc.(a)(b)	205,658	19,981,731
LogMeIn Inc.	127,240	10,191,924
Manhattan Associates Inc.(a)(b)	164,401	9,060,139
Nuance Communications Inc.(a)(b)	729,552	12,351,315
Nutanix Inc., Class A(a)(b)	350,155	13,214,850
Palo Alto Networks Inc.(b)	229,663	55,780,549
Paycom Software Inc.(a)(b)	121,887	23,052,488
Pegasystems Inc.	93,282	6,063,330
Pluralsight Inc., Class A(b)	136,984	4,347,872
Proofpoint Inc.(a)(b)	128,185	15,565,505
PTC Inc.(b)	294,794	27,174,111
RealPage Inc.(a)(b)	180,115	10,931,179
Red Hat Inc.(b)	446,983	81,663,794
RingCentral Inc., Class A(b)	172,746	18,622,019
ServiceNow Inc.(b)	448,932	110,657,249
SolarWinds Corp.(a)(b)	62,551	1,220,995
Splunk Inc.(b)	369,978	46,099,259
SS&C Technologies Holdings Inc.	544,804	34,698,567
Symantec Corp.	1,610,346	37,021,855
Synopsys Inc.(b)	374,368	43,108,475
Tableau Software Inc., Class A(a)(b)	178,775	22,754,482
Teradata Corp.(a)(b)	299,285	13,063,790
Tyler Technologies Inc.(b)	95,739	19,569,052
Ultimate Software Group Inc. (The)(b)	77,146	25,468,209
Workday Inc., Class A(a)(b)	365,596	70,505,189
Zendesk Inc.(b)	265,928	22,603,880

		1,109,498,832

Specialty Retail — 3.0%
Advance Auto Parts Inc.	177,214	30,220,303
AutoNation Inc.(a)(b)	137,405	4,908,107
AutoZone Inc.(b)	63,291	64,817,579
Best Buy Co. Inc.	584,809	41,556,528
Burlington Stores Inc.(a)(b)	169,462	26,551,306
CarMax Inc.(a)(b)	429,858	30,004,088
Dick’s Sporting Goods Inc.	181,183	6,669,346
Floor & Decor Holdings Inc., Class A(a)(b)	147,186	6,067,007
Foot Locker Inc.	284,040	17,212,824
Gap Inc. (The)	542,219	14,195,293
L Brands Inc.	573,503	15,817,213
Michaels Companies Inc. (The)(b)	238,616	2,724,995
O’Reilly Automotive Inc.(b)	195,527	75,923,134
Penske Automotive Group Inc.	92,351	4,123,472
Ross Stores Inc.	922,306	85,866,689
Tiffany & Co.	308,810	32,594,895
Tractor Supply Co.	306,236	29,937,631
Ulta Salon Cosmetics & Fragrance Inc.(b)	142,905	49,835,261
Urban Outfitters Inc.(a)(b)	182,981	5,423,557
Williams-Sonoma Inc.	199,169	11,207,240

		555,656,468

Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies Inc., Class C(b)	375,580	22,042,790
NCR Corp.(a)(b)	292,176	7,973,483
NetApp Inc.	639,357	44,333,014
Pure Storage Inc., Class A(a)(b)	407,524	8,879,948

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	734,518	$35,300,935
Xerox Corp.	509,676	16,299,439

		134,829,609

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(b)	356,992	16,332,384
Carter’s Inc.	114,610	11,551,542
Columbia Sportswear Co.	75,801	7,896,948
Hanesbrands Inc.	914,508	16,351,403
Lululemon Athletica Inc.(a)(b)	241,659	39,600,660
PVH Corp.	189,352	23,091,477
Ralph Lauren Corp.	132,452	17,176,375
Skechers U.S.A. Inc., Class A(a)(b)	328,999	11,057,657
Tapestry Inc.	732,470	23,797,950
Under Armour Inc., Class A(a)(b)	476,538	10,074,013
Under Armour Inc., Class C, NVS(b)	483,270	9,119,305
VF Corp.	814,904	70,823,307

		256,873,021

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	1,164,864	13,477,477
TFS Financial Corp.	129,735	2,136,735

		15,614,212

Trading Companies & Distributors — 0.9%
Air Lease Corp.	240,125	8,248,294
Fastenal Co.	724,739	46,607,965
HD Supply Holdings Inc.(b)	451,069	19,553,841
MSC Industrial Direct Co. Inc., Class A	109,877	9,087,927
United Rentals Inc.(b)	201,264	22,994,412
Univar Inc.(a)(b)	316,058	7,003,845
Watsco Inc.	79,678	11,410,686
WESCO International Inc.(b)	116,038	6,151,174
WW Grainger Inc.	115,131	34,646,372

		165,704,516

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	197,024	8,121,329

Water Utilities — 0.3%
American Water Works Co. Inc.	454,220	47,356,977
Aqua America Inc.	451,106	16,438,303

		63,795,280

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,654,579	9,348,371
Telephone & Data Systems Inc.	249,049	7,653,276
U.S. Cellular Corp.(a)(b)	36,134	1,658,912

		18,660,559

Total Common Stocks — 99.8% (Cost: $14,097,113,730)		18,555,496,934

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	653,481,425	653,742,817

60	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	13,779,964	$13,779,964

		667,522,781

Total Short-Term Investments — 3.6% (Cost: $667,283,215)		667,522,781

Total Investments in Securities — 103.4% (Cost: $14,764,396,945)		19,223,019,715
Other Assets, Less Liabilities — (3.4)%		(629,483,619)

Net Assets — 100.0%		$18,593,536,096

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

S C H E D U L E S O F I N V E S T M E N T S	61

Schedule of Investments March 31, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
BWX Technologies Inc.	325,481	$16,137,348
Curtiss-Wright Corp.	11,074	1,255,127
Harris Corp.	388,430	62,036,155
HEICO Corp.	127,187	12,066,231
HEICO Corp., Class A(a)	248,788	20,913,119
Hexcel Corp.	58,023	4,012,871
Huntington Ingalls Industries Inc.	119,106	24,678,763
Spirit AeroSystems Holdings Inc., Class A	346,778	31,740,591
Textron Inc.(a)	132,306	6,702,622
TransDigm Group Inc.(b)	158,780	72,084,532

		251,627,359

Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	448,105	38,980,654
Expeditors International of Washington Inc.	564,599	42,853,064
XPO Logistics Inc.(a)(b)	410,709	22,071,502

		103,905,220

Auto Components — 0.8%
Aptiv PLC	738,293	58,686,911
Gentex Corp.	584,761	12,092,858
Lear Corp.	21,144	2,869,452
Visteon Corp.(a)(b)	60,444	4,070,903

		77,720,124

Automobiles — 0.1%
Thor Industries Inc.	136,223	8,496,228

Banks — 0.7%
BOK Financial Corp.	20,191	1,646,576
Comerica Inc.	29,673	2,175,625
East West Bancorp. Inc.	35,055	1,681,588
Pinnacle Financial Partners Inc.	104,953	5,740,929
Signature Bank/New York NY	107,352	13,748,571
SVB Financial Group(a)(b)	133,231	29,625,245
Synovus Financial Corp.	155,316	5,336,658
Texas Capital Bancshares Inc.(a)(b)	105,490	5,758,699
Western Alliance Bancorp.(a)(b)	196,231	8,053,320

		73,767,211

Beverages — 0.7%
Brown-Forman Corp., Class A	170,345	8,716,554
Brown-Forman Corp., Class B, NVS	916,452	48,370,337
Keurig Dr Pepper Inc.(a)	597,156	16,702,453

		73,789,344

Biotechnology — 3.6%
Agios Pharmaceuticals Inc.(a)(b)	155,469	10,484,829
Alkermes PLC(b)	502,992	18,354,178
Alnylam Pharmaceuticals Inc.(a)(b)	273,819	25,588,386
BioMarin Pharmaceutical Inc.(b)	578,333	51,373,320
Bluebird Bio Inc.(a)(b)	121,913	19,180,572
Exact Sciences Corp.(b)	391,406	33,903,588
Exelixis Inc.(b)	959,695	22,840,741
Incyte Corp.(a)(b)	574,088	49,377,309
Ionis Pharmaceuticals Inc.(a)(b)	408,817	33,183,676
Moderna Inc.(a)(b)	77,901	1,585,285
Neurocrine Biosciences Inc.(a)(b)	295,334	26,018,925
Sage Therapeutics Inc.(a)(b)	159,359	25,346,049
Sarepta Therapeutics Inc.(a)(b)	218,064	25,991,048
Seattle Genetics Inc.(a)(b)	354,002	25,927,107

		369,155,013

Security	Shares	Value

Building Products — 1.2%
Allegion PLC	257,270	$23,336,962
AO Smith Corp.	464,313	24,757,169
Armstrong World Industries Inc.	140,556	11,162,957
Fortune Brands Home & Security Inc.	191,733	9,128,408
Lennox International Inc.	109,922	29,063,377
Masco Corp.	658,087	25,869,400

		123,318,273

Capital Markets — 4.5%
Ameriprise Financial Inc.	72,438	9,279,308
Cboe Global Markets Inc.	338,674	32,323,047
E*TRADE Financial Corp.	183,078	8,500,311
Eaton Vance Corp., NVS	366,394	14,769,342
Evercore Inc., Class A	132,668	12,072,788
FactSet Research Systems Inc.	122,390	30,385,765
Interactive Brokers Group Inc., Class A	219,927	11,409,813
Lazard Ltd., Class A	342,786	12,388,286
LPL Financial Holdings Inc.	276,847	19,282,394
MarketAxess Holdings Inc.	119,681	29,451,100
Moody’s Corp.	546,145	98,901,398
Morningstar Inc.	58,833	7,412,370
MSCI Inc.	270,860	53,857,802
Northern Trust Corp.	185,180	16,742,124
Raymond James Financial Inc.	122,854	9,878,690
SEI Investments Co.	424,631	22,186,970
T Rowe Price Group Inc.	706,924	70,777,231
Virtu Financial Inc., Class A	135,721	3,223,374

		462,842,113

Chemicals — 1.3%
Axalta Coating Systems Ltd.(b)	270,985	6,831,532
Celanese Corp.	266,405	26,270,197
Chemours Co. (The)	559,027	20,773,443
Element Solutions Inc.(a)(b)	359,613	3,632,091
FMC Corp.	179,055	13,755,005
International Flavors & Fragrances Inc.	156,850	20,200,712
NewMarket Corp.	23,271	10,089,375
RPM International Inc.	86,347	5,011,580
Scotts Miracle-Gro Co. (The)	64,133	5,039,571
Westlake Chemical Corp.	110,547	7,501,719
WR Grace & Co.	163,163	12,733,241

		131,838,466

Commercial Services & Supplies — 1.4%
Cintas Corp.	280,697	56,731,671
Copart Inc.(a)(b)	663,494	40,201,101
KAR Auction Services Inc.	411,538	21,116,015
Republic Services Inc.	46,348	3,725,452
Rollins Inc.	475,086	19,773,079

		141,547,318

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	189,216	59,500,864
F5 Networks Inc.(b)	195,095	30,616,258
Motorola Solutions Inc.	59,702	8,383,355
Ubiquiti Networks Inc.(a)	49,075	7,347,018

		105,847,495

Construction & Engineering — 0.0%
Quanta Services Inc.	141,158	5,327,303

Construction Materials — 0.9%
Eagle Materials Inc.	128,381	10,822,518
Martin Marietta Materials Inc.	189,342	38,091,824

62	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
Vulcan Materials Co.	405,376	$47,996,518

		96,910,860

Consumer Finance — 0.8%
Credit Acceptance Corp.(b)	33,009	14,917,757
Discover Financial Services	497,051	35,370,149
OneMain Holdings Inc.	17,602	558,864
Santander Consumer USA Holdings Inc.	48,294	1,020,452
Synchrony Financial	822,503	26,237,846

		78,105,068

Containers & Packaging — 1.2%
Avery Dennison Corp.	283,996	32,091,548
Berry Global Group Inc.(a)(b)	213,501	11,501,299
Crown Holdings Inc.(b)	423,161	23,091,896
Graphic Packaging Holding Co.	170,377	2,151,861
International Paper Co.	151,754	7,021,658
Packaging Corp. of America	305,374	30,348,068
Sealed Air Corp.	281,642	12,972,431
Silgan Holdings Inc.	84,459	2,502,520

		121,681,281

Distributors — 0.2%
LKQ Corp.(a)(b)	173,347	4,919,588
Pool Corp.	128,672	21,227,020

		26,146,608

Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions Inc.(b)	158,656	20,166,764
frontdoor Inc.(a)(b)	278,119	9,572,856
Grand Canyon Education Inc.(b)	154,924	17,740,347
H&R Block Inc.	122,734	2,938,252
Service Corp. International/U.S.	269,426	10,817,454
ServiceMaster Global Holdings Inc.(a)(b)	443,374	20,705,566

		81,941,239

Diversified Financial Services — 0.0%
Voya Financial Inc.	35,162	1,756,694

Diversified Telecommunication Services — 0.2%
Zayo Group Holdings Inc.(a)(b)	739,827	21,025,883

Electrical Equipment — 1.1%
AMETEK Inc.(a)	142,619	11,833,098
Hubbell Inc.	121,846	14,375,391
Rockwell Automation Inc.	394,076	69,144,575
Sensata Technologies Holding PLC(b)	288,180	12,973,864

		108,326,928

Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	966,902	91,314,225
CDW Corp./DE	480,366	46,292,871
Cognex Corp.	540,200	27,474,572
Coherent Inc.(a)(b)	56,620	8,024,186
FLIR Systems Inc.	39,209	1,865,564
IPG Photonics Corp.(a)(b)	117,741	17,870,729
Littelfuse Inc.	66,024	12,048,060
National Instruments Corp.	295,738	13,118,938
Zebra Technologies Corp., Class A(b)	172,454	36,134,287

		254,143,432

Energy Equipment & Services — 0.0%
RPC Inc.	67,848	774,146

Entertainment — 0.5%
Lions Gate Entertainment Corp., Class A	11,667	182,472

Security	Shares	Value

Entertainment (continued)
Lions Gate Entertainment Corp., Class B, NVS	22,719	$343,057
Live Nation Entertainment Inc.(b)	450,879	28,648,852
Madison Square Garden Co. (The), Class A(b)	5,972	1,750,572
Take-Two Interactive Software Inc.(b)	216,706	20,450,545

		51,375,498

Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities Inc.	29,089	4,146,928
Colony Capital Inc.	85,481	454,759
CoreSite Realty Corp.	118,854	12,719,755
Equity LifeStyle Properties Inc.	281,264	32,148,475
Extra Space Storage Inc.	347,554	35,419,228
Gaming and Leisure Properties Inc.	240,240	9,266,057
Hudson Pacific Properties Inc.	61,451	2,115,143
Lamar Advertising Co., Class A	250,217	19,832,200
Life Storage Inc.	8,362	813,372
Omega Healthcare Investors Inc.	52,694	2,010,276
SBA Communications Corp.(b)	367,129	73,300,976
Taubman Centers Inc.	195,765	10,352,053

		202,579,222

Food & Staples Retailing — 0.1%
Sprouts Farmers Market Inc.(a)(b)	409,789	8,826,855
U.S. Foods Holding Corp.(b)	41,151	1,436,581

		10,263,436

Food Products — 1.0%
Campbell Soup Co.	401,064	15,292,570
Hershey Co. (The)	417,894	47,986,768
Kellogg Co.	405,826	23,286,296
McCormick & Co. Inc./MD, NVS	22,838	3,440,088
Post Holdings Inc.(b)	122,716	13,425,131

		103,430,853

Health Care Equipment & Supplies — 5.4%
ABIOMED Inc.(a)(b)	139,816	39,930,051
Align Technology Inc.(a)(b)	259,670	73,831,971
Cantel Medical Corp.	119,549	7,996,633
Cooper Companies Inc. (The)	24,976	7,397,142
DexCom Inc.(b)	286,605	34,134,655
Edwards Lifesciences Corp.(b)	688,265	131,685,742
Hill-Rom Holdings Inc.	141,366	14,965,005
ICU Medical Inc.(a)(b)	51,183	12,249,627
IDEXX Laboratories Inc.(b)	281,286	62,895,550
Insulet Corp.(a)(b)	191,392	18,199,465
Integra LifeSciences Holdings Corp.(a)(b)	178,290	9,934,319
Masimo Corp.(b)	150,599	20,824,830
Penumbra Inc.(a)(b)	100,592	14,788,030
ResMed Inc.	461,093	47,939,839
Teleflex Inc.	28,341	8,563,516
Varian Medical Systems Inc.(b)	299,580	42,456,478
West Pharmaceutical Services Inc.	55,100	6,072,020

		553,864,873

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	504,521	40,119,510
Centene Corp.(b)	1,175,372	62,412,253
Chemed Corp.(a)	50,900	16,291,563
Covetrus Inc.(a)(b)	29,201	930,052
DaVita Inc.(a)(b)	220,667	11,980,011
Encompass Health Corp.	320,044	18,690,570
Henry Schein Inc.(b)	73,011	4,388,691
Laboratory Corp. of America Holdings(a)(b)	19,518	2,985,864
Molina Healthcare Inc.(b)	172,016	24,419,391

S C H E D U L E S O F I N V E S T M E N T S	63

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Premier Inc., Class A(b)	56,572	$1,951,168
WellCare Health Plans Inc.(b)	152,084	41,024,659

		225,193,732

Health Care Technology — 0.8%
Cerner Corp.(b)	454,601	26,007,723
Veeva Systems Inc., Class A(a)(b)	409,553	51,955,894

		77,963,617

Hotels, Restaurants & Leisure — 3.6%
Chipotle Mexican Grill Inc.(b)	79,815	56,693,393
Choice Hotels International Inc.	112,358	8,734,711
Darden Restaurants Inc.	204,294	24,815,592
Domino’s Pizza Inc.	136,059	35,116,828
Dunkin’ Brands Group Inc.	271,114	20,360,661
Extended Stay America Inc.	371,407	6,666,756
Hilton Grand Vacations Inc.(a)(b)	315,998	9,748,538
Hilton Worldwide Holdings Inc.	902,959	75,044,922
International Game Technology PLC	17,891	232,404
MGM Resorts International	142,703	3,661,759
Six Flags Entertainment Corp.	235,526	11,623,208
Vail Resorts Inc.	131,585	28,593,421
Wendy’s Co. (The)	609,142	10,897,550
Wyndham Destinations Inc.	312,149	12,638,913
Wyndham Hotels & Resorts Inc.	320,560	16,024,794
Wynn Resorts Ltd.	337,346	40,252,125
Yum China Holdings Inc.	101,580	4,561,958

		365,667,533

Household Durables — 1.0%
DR Horton Inc.	656,376	27,160,839
Lennar Corp., Class A	495,430	24,320,659
Lennar Corp., Class B	27,959	1,093,756
NVR Inc.(b)	10,263	28,397,721
PulteGroup Inc.	259,893	7,266,608
Tempur Sealy International Inc.(a)(b)	150,309	8,668,320
Toll Brothers Inc.	226,748	8,208,278

		105,116,181

Household Products — 1.1%
Church & Dwight Co. Inc.	680,530	48,474,152
Clorox Co. (The)	365,882	58,709,426
Energizer Holdings Inc.	118,847	5,339,795
Spectrum Brands Holdings Inc.	59,182	3,241,990

		115,765,363

Industrial Conglomerates — 0.2%
Roper Technologies Inc.	61,792	21,131,010

Insurance — 0.4%
Alleghany Corp.(b)	5,518	3,379,223
Arch Capital Group Ltd.(b)	199,527	6,448,713
Axis Capital Holdings Ltd.	29,268	1,603,301
Brown & Brown Inc.	42,401	1,251,254
Erie Indemnity Co., Class A, NVS	61,206	10,926,495
Everest Re Group Ltd.	52,725	11,386,491
Markel Corp.(a)(b)	3,917	3,902,272
RenaissanceRe Holdings Ltd.	11,165	1,602,177

		40,499,926

Interactive Media & Services — 1.7%
IAC/InterActiveCorp.(b)	243,979	51,262,428
Match Group Inc.	171,533	9,710,483
TripAdvisor Inc.(a)(b)	340,798	17,534,057
Twitter Inc.(b)	2,345,012	77,103,994

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group Inc., Class A(a)(b)	131,203	$4,487,143
Zillow Group Inc., Class C, NVS(a)(b)	287,851	9,999,944

		170,098,049

Internet & Direct Marketing Retail — 0.9%
Expedia Group Inc.	387,272	46,085,368
GrubHub Inc.(a)(b)	294,905	20,487,050
Wayfair Inc., Class A(a)(b)	187,119	27,777,816

		94,350,234

IT Services — 10.1%
Akamai Technologies Inc.(b)	487,494	34,958,195
Alliance Data Systems Corp.	154,873	27,099,678
Black Knight Inc.(a)(b)	463,890	25,282,005
Booz Allen Hamilton Holding Corp.	426,002	24,767,756
Broadridge Financial Solutions Inc.	379,586	39,359,272
CoreLogic Inc.(b)	165,142	6,153,191
EPAM Systems Inc.(b)	168,699	28,532,062
Euronet Worldwide Inc.(a)(b)	81,749	11,656,590
Fidelity National Information Services Inc.	90,870	10,277,397
First Data Corp., Class A(b)	1,782,752	46,832,895
Fiserv Inc.(a)(b)	1,306,585	115,345,324
FleetCor Technologies Inc.(b)	279,144	68,834,119
Gartner Inc.(b)	290,129	44,006,767
Genpact Ltd.	180,359	6,345,030
Global Payments Inc.	520,408	71,046,100
GoDaddy Inc., Class A(b)	552,308	41,528,039
Jack Henry & Associates Inc.	252,976	35,097,890
Okta Inc.(a)(b)	285,346	23,606,675
Paychex Inc.	1,051,784	84,353,077
Sabre Corp.	725,747	15,523,728
Square Inc., Class A(a)(b)	958,094	71,780,402
Switch Inc., Class A(a)	115,762	1,193,506
Total System Services Inc.	589,812	56,038,038
Twilio Inc., Class A(b)	288,552	37,275,147
VeriSign Inc.(b)	335,969	60,998,532
Western Union Co. (The)	401,213	7,410,404
WEX Inc.(a)(b)	134,779	25,876,220
Worldpay Inc., Class A(b)	87,277	9,905,939

		1,031,083,978

Leisure Products — 0.4%
Brunswick Corp./DE	27,244	1,371,190
Hasbro Inc.	298,084	25,343,102
Mattel Inc.(b)	246,536	3,204,968
Polaris Industries Inc.	191,910	16,202,961

		46,122,221

Life Sciences Tools & Services — 1.8%
Bio-Techne Corp.	121,829	24,189,148
Bruker Corp.	131,430	5,052,169
Charles River Laboratories International Inc.(b)	111,300	16,166,325
Mettler-Toledo International Inc.(a)(b)	80,447	58,163,181
PRA Health Sciences Inc.(a)(b)	188,790	20,821,649
Waters Corp.(a)(b)	228,804	57,592,255

		181,984,727

Machinery — 4.0%
Allison Transmission Holdings Inc.	375,256	16,856,500
Cummins Inc.	176,796	27,910,785
Donaldson Co. Inc.	390,615	19,554,187
Fortive Corp.	883,147	74,087,202
Gardner Denver Holdings Inc.(b)	135,648	3,772,371
Graco Inc.	540,422	26,761,697

64	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
IDEX Corp.	236,752	$35,924,748
Ingersoll-Rand PLC	434,197	46,871,566
Lincoln Electric Holdings Inc.	203,138	17,037,184
Middleby Corp. (The)(b)	106,000	13,783,180
Nordson Corp.	176,918	23,445,173
Parker-Hannifin Corp.	76,243	13,084,824
Toro Co. (The)	337,493	23,233,018
WABCO Holdings Inc.(b)	170,108	22,425,338
Wabtec Corp.(a)	100,583	7,414,979
Welbilt Inc.(a)(b)	421,446	6,903,285
Xylem Inc./NY	328,227	25,943,062

		405,009,099

Media — 1.4%
AMC Networks Inc., Class A(b)	143,504	8,145,288
Cable One Inc.	14,061	13,799,184
CBS Corp., Class B, NVS	1,065,716	50,653,482
Interpublic Group of Companies Inc. (The)	126,957	2,667,367
Omnicom Group Inc.	482,070	35,186,289
Sirius XM Holdings Inc.(a)	5,438,703	30,837,446

		141,289,056

Metals & Mining — 0.1%
Royal Gold Inc.	87,007	7,911,546
Steel Dynamics Inc.	112,140	3,955,178

		11,866,724

Multiline Retail — 1.3%
Dollar General Corp.	871,323	103,948,834
Dollar Tree Inc.(b)	131,575	13,820,638
Nordstrom Inc.	385,125	17,091,847

		134,861,319

Oil, Gas & Consumable Fuels — 1.4%
Antero Resources Corp.(a)(b)	416,882	3,681,068
Apache Corp.	78,068	2,705,837
Cabot Oil & Gas Corp.	1,028,826	26,852,359
Cheniere Energy Inc.(b)	525,288	35,908,688
Chesapeake Energy Corp.(b)	435,651	1,350,518
Cimarex Energy Co.	38,492	2,690,591
Concho Resources Inc.	82,293	9,131,231
Continental Resources Inc./OK(a)(b)	136,560	6,113,791
Diamondback Energy Inc.	85,286	8,659,087
Kosmos Energy Ltd.	147,726	920,333
ONEOK Inc.	555,980	38,829,643
Parsley Energy Inc., Class A(b)	599,806	11,576,256

		148,419,402

Personal Products — 0.1%
Herbalife Nutrition Ltd.(a)(b)	63,770	3,379,172
Nu Skin Enterprises Inc., Class A	54,819	2,623,638

		6,002,810

Pharmaceuticals — 0.6%
Catalent Inc.(b)	108,661	4,410,550
Elanco Animal Health Inc.(b)	510,666	16,377,059
Jazz Pharmaceuticals PLC(b)	176,452	25,223,813
Nektar Therapeutics(a)(b)	510,329	17,147,054

		63,158,476

Professional Services — 2.0%
CoStar Group Inc.(b)	117,199	54,663,958
Equifax Inc.	106,557	12,627,005
Robert Half International Inc.	386,102	25,158,406
TransUnion(a)	601,618	40,212,147

Security	Shares	Value

Professional Services (continued)
Verisk Analytics Inc.	525,485	$69,889,505

		202,551,021

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(b)	499,465	24,698,544
Howard Hughes Corp. (The)(a)(b)	51,173	5,629,030

		30,327,574

Road & Rail — 0.8%
Genesee & Wyoming Inc., Class A(a)(b)	41,061	3,578,056
JB Hunt Transport Services Inc.	284,575	28,824,602
Landstar System Inc.	130,975	14,327,355
Old Dominion Freight Line Inc.(a)	215,227	31,076,626
Schneider National Inc., Class B	25,246	531,428

		78,338,067

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices Inc.(b)	3,068,148	78,299,137
Analog Devices Inc.	191,260	20,133,940
Cypress Semiconductor Corp.	813,867	12,142,896
KLA-Tencor Corp.	533,730	63,732,699
Lam Research Corp.	499,719	89,454,698
Marvell Technology Group Ltd.	494,762	9,840,816
Maxim Integrated Products Inc.	893,457	47,505,109
Microchip Technology Inc.	763,394	63,331,166
MKS Instruments Inc.	174,354	16,223,640
Monolithic Power Systems Inc.	133,496	18,087,373
ON Semiconductor Corp.(a)(b)	1,370,329	28,187,668
Skyworks Solutions Inc.	403,963	33,318,868
Teradyne Inc.	93,588	3,728,546
Universal Display Corp.	139,995	21,398,236
Versum Materials Inc.	357,478	17,984,718
Xilinx Inc.	834,665	105,827,175

		629,196,685

Software — 12.6%
2U Inc.(a)(b)	179,648	12,728,061
ANSYS Inc.(a)(b)	273,083	49,894,995
Aspen Technology Inc.(b)	216,219	22,542,993
Atlassian Corp. PLC, Class A(b)	329,742	37,059,703
Autodesk Inc.(b)	603,670	94,063,859
Cadence Design Systems Inc.(b)	913,626	58,024,387
CDK Global Inc.	409,393	24,080,496
Ceridian HCM Holding Inc.(a)(b)	159,312	8,172,706
Citrix Systems Inc.	444,060	44,255,020
DocuSign Inc.(b)	256,509	13,297,427
Elastic NV(a)(b)	21,260	1,698,036
Fair Isaac Corp.(b)	93,859	25,494,920
FireEye Inc.(a)(b)	417,572	7,011,034
Fortinet Inc.(b)	462,676	38,850,904
Guidewire Software Inc.(a)(b)	264,691	25,717,378
LogMeIn Inc.	108,699	8,706,790
Manhattan Associates Inc.(a)(b)	211,421	11,651,411
Nutanix Inc., Class A(a)(b)	456,742	17,237,443
Palo Alto Networks Inc.(a)(b)	298,060	72,392,813
Paycom Software Inc.(a)(b)	157,971	29,877,055
Pegasystems Inc.	121,913	7,924,345
Pluralsight Inc., Class A(b)	143,384	4,551,008
Proofpoint Inc.(a)(b)	164,562	19,982,764
PTC Inc.(b)	382,623	35,270,188
RealPage Inc.(a)(b)	234,107	14,207,954
Red Hat Inc.(a)(b)	580,365	106,032,685
RingCentral Inc., Class A(b)	223,090	24,049,102

S C H E D U L E S O F I N V E S T M E N T S	65

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ServiceNow Inc.(a)(b)	582,881	$143,674,338
SolarWinds Corp.(a)(b)	66,025	1,288,808
Splunk Inc.(b)	480,004	59,808,498
SS&C Technologies Holdings Inc.(a)	657,626	41,884,200
Synopsys Inc.(b)	45,440	5,232,416
Tableau Software Inc., Class A(a)(b)	234,597	29,859,506
Teradata Corp.(a)(b)	276,882	12,085,899
Tyler Technologies Inc.(a)(b)	124,649	25,478,256
Ultimate Software Group Inc. (The)(b)	99,469	32,837,701
Workday Inc., Class A(a)(b)	475,661	91,731,224
Zendesk Inc.(b)	343,852	29,227,420

		1,287,883,743

Specialty Retail — 4.9%
Advance Auto Parts Inc.	69,364	11,828,643
AutoZone Inc.(a)(b)	71,908	73,642,421
Best Buy Co. Inc.	193,284	13,734,761
Burlington Stores Inc.(a)(b)	217,948	34,148,093
CarMax Inc.(a)(b)	336,955	23,519,459
Floor & Decor Holdings Inc., Class A(a)(b)	190,622	7,857,439
Gap Inc. (The)	43,912	1,149,616
L Brands Inc.	142,231	3,922,731
Michaels Companies Inc. (The)(a)(b)	55,367	632,291
O’Reilly Automotive Inc.(b)	253,995	98,626,258
Ross Stores Inc.	1,197,086	111,448,707
Tiffany & Co.	70,223	7,412,038
Tractor Supply Co.	400,907	39,192,668
Ulta Salon Cosmetics & Fragrance Inc.(b)	185,381	64,647,916
Urban Outfitters Inc.(a)(b)	239,919	7,111,199
Williams-Sonoma Inc.	61,359	3,452,671

		502,326,911

Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies Inc., Class C(b)	35,180	2,064,714
NCR Corp.(a)(b)	320,459	8,745,326
NetApp Inc.	828,617	57,456,303
Pure Storage Inc., Class A(a)(b)	543,959	11,852,867

		80,119,210

Textiles, Apparel & Luxury Goods — 2.0%
Capri Holdings Ltd.(b)	246,961	11,298,466
Carter’s Inc.	147,306	14,846,972
Columbia Sportswear Co.	12,278	1,279,122
Hanesbrands Inc.	1,171,957	20,954,591
Lululemon Athletica Inc.(b)	313,241	51,330,803
Skechers U.S.A. Inc., Class A(b)	203,116	6,826,729
Tapestry Inc.	183,914	5,975,366
Under Armour Inc., Class A(b)	466,359	9,858,829
Under Armour Inc., Class C, NVS(b)	468,763	8,845,558
VF Corp.	816,326	70,946,892

		202,163,328

Trading Companies & Distributors — 1.6%
Air Lease Corp.	23,629	811,656
Fastenal Co.	941,539	60,550,373
HD Supply Holdings Inc.(b)	174,750	7,575,413
MSC Industrial Direct Co. Inc., Class A	65,327	5,403,196
United Rentals Inc.(a)(b)	260,962	29,814,909
Univar Inc.(b)	55,996	1,240,871
Watsco Inc.	84,047	12,036,371

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	148,627	$44,726,323

		162,159,112

Total Common Stocks — 99.8% (Cost: $8,032,764,381)		10,202,156,596

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	648,331,897	648,591,229
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	11,938,307	11,938,307

		660,529,536

Total Short-Term Investments — 6.5% (Cost: $660,322,498)		660,529,536

Total Investments in Securities — 106.3% (Cost: $8,693,086,879)		10,862,686,132
Other Assets, Less Liabilities — (6.3)%		(644,821,293)

Net Assets — 100.0%		$10,217,864,839

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

66	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Arconic Inc.(a)	1,143,775	$21,857,540
Curtiss-Wright Corp.	106,215	12,038,408
Hexcel Corp.	176,871	12,232,398
Huntington Ingalls Industries Inc.	16,145	3,345,244
L3 Technologies Inc.	206,655	42,647,392
Teledyne Technologies Inc.(b)	92,956	22,031,502
Textron Inc.	533,530	27,028,630

		141,181,114

Airlines — 1.1%
Alaska Air Group Inc.	318,069	17,850,032
American Airlines Group Inc.	1,091,698	34,672,329
Copa Holdings SA, Class A, NVS	82,939	6,685,713
JetBlue Airways Corp.(b)	807,671	13,213,498
United Continental Holdings Inc.(b)	645,903	51,530,141

		123,951,713

Auto Components — 0.6%
Adient PLC	252,028	3,266,283
Aptiv PLC	90,437	7,188,837
BorgWarner Inc.	553,353	21,254,289
Gentex Corp.	226,836	4,690,968
Goodyear Tire & Rubber Co. (The)	618,839	11,231,928
Lear Corp.	146,445	19,874,051
Visteon Corp.(a)(b)	27,994	1,885,396

		69,391,752

Automobiles — 0.2%
Harley-Davidson Inc.	431,529	15,388,324
Thor Industries Inc.	22,525	1,404,884

		16,793,208

Banks — 6.3%
Associated Banc-Corp.	429,034	9,159,876
Bank of Hawaii Corp.	107,057	8,443,586
Bank OZK	322,582	9,348,426
BankUnited Inc.	257,589	8,603,473
BOK Financial Corp.	69,085	5,633,882
CIT Group Inc.	267,551	12,834,421
Citizens Financial Group Inc.	1,235,845	40,164,962
Comerica Inc.	399,626	29,300,578
Commerce Bancshares Inc.	263,592	15,304,152
Cullen/Frost Bankers Inc.	149,295	14,492,066
East West Bancorp. Inc.	352,601	16,914,270
Fifth Third Bancorp.	2,021,543	50,983,314
First Citizens BancShares Inc./NC, Class A	20,349	8,286,113
First Hawaiian Inc.	347,773	9,059,487
First Horizon National Corp.	835,926	11,686,245
First Republic Bank/CA	431,550	43,353,513
FNB Corp.	848,993	8,999,326
Huntington Bancshares Inc./OH	2,743,790	34,791,257
KeyCorp.	2,678,349	42,183,997
M&T Bank Corp.	365,119	57,330,985
PacWest Bancorp.	322,970	12,146,902
People’s United Financial Inc.	1,020,333	16,774,274
Pinnacle Financial Partners Inc.	113,746	6,221,906
Popular Inc.	262,164	13,666,609
Prosperity Bancshares Inc.	174,429	12,046,067
Regions Financial Corp.	2,729,127	38,617,147
Signature Bank/New York NY	51,596	6,607,900
Sterling Bancorp./DE	566,471	10,553,355

Security	Shares	Value

Banks (continued)
SunTrust Banks Inc.	1,185,731	$70,254,562
SVB Financial Group(b)	31,939	7,101,956
Synovus Financial Corp.	295,916	10,167,674
TCF Financial Corp.	423,869	8,769,850
Texas Capital Bancshares Inc.(a)(b)	46,570	2,542,256
Umpqua Holdings Corp.	575,573	9,496,954
Webster Financial Corp.	242,927	12,309,111
Western Alliance Bancorp.(b)	105,213	4,317,942
Wintrust Financial Corp.	146,556	9,867,615
Zions Bancorp. N.A.	485,634	22,052,640

		710,388,649

Beverages — 0.2%
Molson Coors Brewing Co., Class B	458,828	27,369,090

Biotechnology — 0.2%
Agios Pharmaceuticals Inc.(a)(b)	7,426	500,809
Alnylam Pharmaceuticals Inc.(a)(b)	28,852	2,696,219
Bluebird Bio Inc.(b)	44,368	6,980,418
United Therapeutics Corp.(b)	112,484	13,202,247

		23,379,693

Building Products — 0.4%
Allegion PLC	41,847	3,795,941
Fortune Brands Home & Security Inc.	219,546	10,452,585
Lennox International Inc.	5,774	1,526,646
Masco Corp.	246,731	9,698,996
Owens Corning	286,684	13,508,550
USG Corp.	214,825	9,301,922

		48,284,640

Capital Markets — 2.0%
Affiliated Managers Group Inc.	139,266	14,916,781
Ameriprise Financial Inc.	301,000	38,558,100
BGC Partners Inc., Class A	733,925	3,897,142
Cboe Global Markets Inc.	21,000	2,004,240
E*TRADE Financial Corp.	501,739	23,295,742
Franklin Resources Inc.	792,929	26,277,667
Interactive Brokers Group Inc., Class A	16,242	842,635
Invesco Ltd.	1,069,085	20,644,031
Lazard Ltd., Class A	25,823	933,243
Legg Mason Inc.	223,303	6,111,803
Nasdaq Inc.	303,296	26,535,367
Northern Trust Corp.	382,673	34,597,466
Raymond James Financial Inc.	237,215	19,074,458
T Rowe Price Group Inc.	42,398	4,244,888

		221,933,563

Chemicals — 2.1%
Albemarle Corp.	278,630	22,842,087
Ashland Global Holdings Inc.	163,256	12,755,191
Axalta Coating Systems Ltd.(b)	325,719	8,211,376
Cabot Corp.	155,944	6,491,949
Celanese Corp.	124,178	12,245,193
CF Industries Holdings Inc.	607,159	24,820,660
Eastman Chemical Co.	367,072	27,853,423
Element Solutions Inc.(b)	286,553	2,894,185
FMC Corp.	210,225	16,149,484
Huntsman Corp.	570,877	12,839,024
International Flavors & Fragrances Inc.	139,647	17,985,137
Mosaic Co. (The)	927,934	25,341,878
NewMarket Corp.	1,075	466,077
Olin Corp.	430,697	9,966,329

S C H E D U L E S O F I N V E S T M E N T S	67

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
RPM International Inc.	272,453	$15,813,172
Scotts Miracle-Gro Co. (The)	52,655	4,137,630
Valvoline Inc.	491,552	9,123,205
Westlake Chemical Corp.	7,243	491,510
WR Grace & Co.	43,775	3,416,201

		233,843,711

Commercial Services & Supplies — 0.6%
ADT Inc.(a)	271,715	1,736,259
Clean Harbors Inc.(a)(b)	135,843	9,716,850
KAR Auction Services Inc.	22,232	1,140,724
Republic Services Inc.	537,141	43,175,393
Stericycle Inc.(a)(b)	218,131	11,870,689

		67,639,915

Communications Equipment — 0.9%
ARRIS International PLC(b)	433,466	13,701,860
CommScope Holding Co. Inc.(b)	497,787	10,816,912
EchoStar Corp., Class A(a)(b)	128,423	4,681,018
Juniper Networks Inc.	896,097	23,719,688
Motorola Solutions Inc.	379,620	53,306,240

		106,225,718

Construction & Engineering — 0.6%
AECOM(a)(b)	413,869	12,279,493
Arcosa Inc.	126,187	3,855,013
Fluor Corp.	371,945	13,687,576
Jacobs Engineering Group Inc.	329,555	24,779,240
Quanta Services Inc.	270,871	10,222,672
Valmont Industries Inc.	56,817	7,391,892

		72,215,886

Construction Materials — 0.1%
Eagle Materials Inc.	14,745	1,243,003
Martin Marietta Materials Inc.	13,403	2,696,416
Vulcan Materials Co.	19,858	2,351,187

		6,290,606

Consumer Finance — 1.2%
Ally Financial Inc.	1,067,450	29,344,200
Credit Acceptance Corp.(a)(b)	2,616	1,182,249
Discover Financial Services	471,913	33,581,329
Navient Corp.	646,731	7,482,678
OneMain Holdings Inc.	184,148	5,846,699
Santander Consumer USA Holdings Inc.	270,097	5,707,149
SLM Corp.(a)	1,142,001	11,317,230
Synchrony Financial	1,238,203	39,498,676

		133,960,210

Containers & Packaging — 1.8%
AptarGroup Inc.	163,711	17,417,213
Ardagh Group SA	47,501	617,513
Ball Corp.(a)	881,779	51,019,733
Bemis Co. Inc.	237,769	13,191,424
Berry Global Group Inc.(b)	169,403	9,125,740
Graphic Packaging Holding Co.	657,658	8,306,221
International Paper Co.	957,629	44,309,494
Owens-Illinois Inc.(a)	416,628	7,907,599
Sealed Air Corp.	186,097	8,571,628
Silgan Holdings Inc.	132,087	3,913,738
Sonoco Products Co.	257,234	15,827,608
Westrock Co.	661,710	25,376,578

		205,584,489

Security	Shares	Value

Distributors — 0.6%
Genuine Parts Co.	376,242	$42,150,391
LKQ Corp.(a)(b)	698,374	19,819,854

		61,970,245

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions Inc.(a)(b)	22,845	2,903,828
Graham Holdings Co., Class B	11,034	7,538,208
H&R Block Inc.	440,639	10,548,898
Service Corp. International/U.S.	240,369	9,650,815

		30,641,749

Diversified Financial Services — 0.4%
AXA Equitable Holdings Inc.	627,915	12,646,208
Jefferies Financial Group Inc.	729,865	13,714,164
Voya Financial Inc.	371,621	18,566,185

		44,926,557

Diversified Telecommunication Services — 0.3%
CenturyLink Inc.	2,530,128	30,336,235

Electric Utilities — 4.5%
Alliant Energy Corp.	621,523	29,292,379
Avangrid Inc.	148,460	7,474,961
Edison International	838,147	51,898,062
Entergy Corp.	477,479	45,661,317
Evergy Inc.	693,558	40,261,042
Eversource Energy	836,170	59,326,262
FirstEnergy Corp.	1,283,722	53,415,672
Hawaiian Electric Industries Inc.	284,470	11,597,842
OGE Energy Corp.	524,509	22,616,828
PG&E Corp.(b)	1,362,376	24,250,293
Pinnacle West Capital Corp.	295,197	28,214,929
PPL Corp.	1,905,944	60,494,663
Xcel Energy Inc.	1,343,530	75,519,821

		510,024,071

Electrical Equipment — 0.8%
Acuity Brands Inc.	104,787	12,575,488
AMETEK Inc.	485,907	40,315,704
GrafTech International Ltd.	156,574	2,002,582
Hubbell Inc.	45,678	5,389,090
nVent Electric PLC	422,734	11,405,363
Regal Beloit Corp.	112,656	9,223,147
Sensata Technologies Holding PLC(a)(b)	192,347	8,659,462

		89,570,836

Electronic Equipment, Instruments & Components — 1.9%
Arrow Electronics Inc.(a)(b)	223,474	17,220,907
Avnet Inc.	285,312	12,373,982
Coherent Inc.(a)(b)	18,031	2,555,353
Corning Inc.	2,081,421	68,895,035
Dolby Laboratories Inc., Class A	164,098	10,333,251
FLIR Systems Inc.	323,358	15,385,374
Jabil Inc.	400,846	10,658,495
Keysight Technologies Inc.(b)	494,137	43,088,746
Littelfuse Inc.	10,473	1,911,113
National Instruments Corp.	53,500	2,373,260
Trimble Inc.(b)	657,863	26,577,665

		211,373,181

Energy Equipment & Services — 0.7%
Apergy Corp.(a)(b)	206,892	8,494,985
Helmerich & Payne Inc.	280,419	15,580,080
Nabors Industries Ltd.	914,716	3,146,623
National Oilwell Varco Inc.(a)	1,007,998	26,853,067

68	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Patterson-UTI Energy Inc.	560,324	$7,855,742
RPC Inc.	92,620	1,056,794
Transocean Ltd.(b)	1,349,055	11,750,269
Weatherford International PLC(b)	2,564,104	1,789,745

		76,527,305

Entertainment — 0.9%
Cinemark Holdings Inc.	281,081	11,240,429
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	63,961	2,177,232
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	521,229	18,269,076
Lions Gate Entertainment Corp., Class A	117,405	1,836,214
Lions Gate Entertainment Corp., Class B, NVS	239,865	3,621,962
Madison Square Garden Co. (The), Class A(b)	43,589	12,777,244
Take-Two Interactive Software Inc.(a)(b)	119,863	11,311,471
Viacom Inc., Class A	25,246	819,233
Viacom Inc., Class B, NVS	935,211	26,251,373
Zynga Inc., Class A(b)	2,024,931	10,792,882

		99,097,116

Equity Real Estate Investment Trusts (REITs) — 14.0%
Alexandria Real Estate Equities Inc.	270,559	38,570,891
American Campus Communities Inc.	360,974	17,175,143
American Homes 4 Rent, Class A	676,762	15,376,033
Apartment Investment & Management Co., Class A	394,509	19,839,858
Apple Hospitality REIT Inc.	571,723	9,319,085
AvalonBay Communities Inc.	364,584	73,182,946
Boston Properties Inc.	407,881	54,607,108
Brandywine Realty Trust	467,336	7,411,949
Brixmor Property Group Inc.	790,030	14,512,851
Brookfield Property REIT Inc., Class A	327,838	6,717,401
Camden Property Trust	234,743	23,826,414
Colony Capital Inc.	1,178,830	6,271,376
Columbia Property Trust Inc.	314,690	7,083,672
Corporate Office Properties Trust	273,538	7,467,587
CubeSmart	486,037	15,572,625
CyrusOne Inc.	274,287	14,383,610
Digital Realty Trust Inc.	542,848	64,598,912
Douglas Emmett Inc.	425,785	17,210,230
Duke Realty Corp.	942,440	28,819,815
Empire State Realty Trust Inc., Class A	374,755	5,921,129
EPR Properties	193,050	14,845,545
Equity Commonwealth	309,218	10,108,336
Equity Residential	947,776	71,386,488
Essex Property Trust Inc.	173,576	50,205,122
Extra Space Storage Inc.	41,736	4,253,316
Federal Realty Investment Trust	192,810	26,578,858
Gaming and Leisure Properties Inc.	338,724	13,064,585
HCP Inc.	1,260,323	39,448,110
Healthcare Trust of America Inc., Class A	541,533	15,482,428
Highwoods Properties Inc.	270,101	12,635,325
Hospitality Properties Trust	427,203	11,239,711
Host Hotels & Resorts Inc.	1,927,161	36,423,343
Hudson Pacific Properties Inc.	355,198	12,225,915
Invitation Homes Inc.	901,936	21,944,103
Iron Mountain Inc.	750,902	26,626,985
JBG SMITH Properties	275,624	11,397,052
Kilroy Realty Corp.	261,197	19,840,524
Kimco Realty Corp.	1,073,567	19,860,989
Lamar Advertising Co., Class A	19,989	1,584,328

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Liberty Property Trust	389,592	$18,864,045
Life Storage Inc.	113,603	11,050,164
Macerich Co. (The)	359,149	15,569,109
Medical Properties Trust Inc.	977,284	18,089,527
Mid-America Apartment Communities Inc.	299,357	32,728,701
National Retail Properties Inc.	417,820	23,143,050
Omega Healthcare Investors Inc.	480,326	18,324,437
Outfront Media Inc.	367,552	8,600,717
Paramount Group Inc.	533,857	7,575,431
Park Hotels & Resorts Inc.	532,095	16,537,513
Rayonier Inc.	339,003	10,685,375
Realty Income Corp.	779,338	57,328,103
Regency Centers Corp.	400,268	27,014,087
Retail Properties of America Inc., Class A	563,810	6,872,844
Retail Value Inc.	40,359	1,257,990
Senior Housing Properties Trust	621,650	7,323,037
SITE Centers Corp.	409,873	5,582,470
SL Green Realty Corp.	211,912	19,055,127
Spirit Realty Capital Inc.	226,379	8,994,038
STORE Capital Corp.	507,394	16,997,699
Sun Communities Inc.	221,587	26,262,491
UDR Inc.	719,407	32,704,242
Uniti Group Inc.	449,915	5,034,549
Ventas Inc.	940,070	59,985,867
VEREIT Inc.	2,552,819	21,367,095
VICI Properties Inc.	1,064,652	23,294,586
Vornado Realty Trust	455,102	30,692,079
Weingarten Realty Investors	315,521	9,266,852
Welltower Inc.	982,989	76,279,946
Weyerhaeuser Co.	1,979,340	52,135,816
WP Carey Inc.	418,433	32,775,857

		1,568,412,542

Food & Staples Retailing — 0.7%
Casey’s General Stores Inc.	95,565	12,305,905
Kroger Co. (The)	2,095,337	51,545,290
U.S. Foods Holding Corp.(b)	535,590	18,697,447

		82,548,642

Food Products — 3.5%
Archer-Daniels-Midland Co.	1,474,942	63,614,248
Bunge Ltd.	372,605	19,774,147
Campbell Soup Co.	147,375	5,619,409
Conagra Brands Inc.	1,269,522	35,216,540
Flowers Foods Inc.	472,688	10,077,708
Hain Celestial Group Inc. (The)(a)(b)	245,404	5,673,741
Hershey Co. (The)	32,593	3,742,654
Hormel Foods Corp.	716,775	32,082,849
Ingredion Inc.	175,643	16,631,636
JM Smucker Co. (The)	290,791	33,877,152
Kellogg Co.	326,305	18,723,381
Lamb Weston Holdings Inc.	385,650	28,900,611
McCormick & Co. Inc./MD, NVS	305,341	45,993,515
Pilgrim’s Pride Corp.(a)(b)	136,277	3,037,614
Post Holdings Inc.(b)	71,211	7,790,483
Seaboard Corp.	661	2,832,187
TreeHouse Foods Inc.(a)(b)	144,255	9,311,660
Tyson Foods Inc., Class A	767,986	53,321,268

		396,220,803

Gas Utilities — 0.6%
Atmos Energy Corp.	301,526	31,036,071

S C H E D U L E S O F I N V E S T M E N T S	69

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
National Fuel Gas Co.	213,116	$12,991,552
UGI Corp.	456,665	25,308,374

		69,335,997

Health Care Equipment & Supplies — 2.2%
Cooper Companies Inc. (The)	107,015	31,694,633
DENTSPLY SIRONA Inc.	576,615	28,594,338
Hill-Rom Holdings Inc.	61,999	6,563,214
Hologic Inc.(b)	700,958	33,926,367
Integra LifeSciences Holdings Corp.(b)	42,103	2,345,979
STERIS PLC(b)	220,917	28,284,004
Teleflex Inc.	97,151	29,355,146
West Pharmaceutical Services Inc.	148,820	16,399,964
Zimmer Biomet Holdings Inc.	537,766	68,672,718

		245,836,363

Health Care Providers & Services — 1.8%
Acadia Healthcare Co. Inc.(a)(b)	230,193	6,746,957
Cardinal Health Inc.	786,975	37,892,846
Centene Corp.(b)	121,143	6,432,693
Covetrus Inc.(a)(b)	136,264	4,340,008
DaVita Inc.(b)	164,696	8,941,346
Henry Schein Inc.(a)(b)	340,490	20,466,854
Laboratory Corp. of America Holdings(b)	249,223	38,126,135
MEDNAX Inc.(b)	228,525	6,209,024
Molina Healthcare Inc.(a)(b)	24,462	3,472,626
Premier Inc., Class A(a)(b)	90,376	3,117,068
Quest Diagnostics Inc.	357,690	32,163,485
Universal Health Services Inc., Class B	221,022	29,566,113
WellCare Health Plans Inc.(b)	9,254	2,496,266

		199,971,421

Health Care Technology — 0.2%
Cerner Corp.(a)(b)	450,538	25,775,279

Hotels, Restaurants & Leisure — 2.0%
Aramark	645,599	19,077,450
Caesars Entertainment Corp.(a)(b)	1,512,611	13,144,590
Darden Restaurants Inc.	162,226	19,705,592
Extended Stay America Inc.	194,784	3,496,373
Hyatt Hotels Corp., Class A	105,018	7,621,156
International Game Technology PLC	252,719	3,282,820
MGM Resorts International	1,201,337	30,826,307
Norwegian Cruise Line Holdings Ltd.(b)	578,285	31,782,544
Royal Caribbean Cruises Ltd.	439,645	50,392,110
Yum China Holdings Inc.	876,406	39,359,394

		218,688,336

Household Durables — 1.4%
DR Horton Inc.	373,028	15,435,899
Garmin Ltd.	300,136	25,916,744
Leggett & Platt Inc.	342,759	14,471,285
Lennar Corp., Class A	346,474	17,008,409
Lennar Corp., Class B	18,630	728,806
Mohawk Industries Inc.(b)	163,970	20,684,815
Newell Brands Inc.	1,143,854	17,546,720
PulteGroup Inc.	454,367	12,704,101
Toll Brothers Inc.	172,203	6,233,749
Whirlpool Corp.	165,059	21,934,690

		152,665,218

Household Products — 0.2%
Church & Dwight Co. Inc.	98,737	7,033,037
Clorox Co. (The)	44,265	7,102,762

Security	Shares	Value

Household Products (continued)
Energizer Holdings Inc.	70,968	$3,188,592
Spectrum Brands Holdings Inc.	56,880	3,115,886

		20,440,277

Independent Power and Renewable Electricity Producers — 0.8%
AES Corp./VA	1,745,384	31,556,543
NRG Energy Inc.	762,001	32,369,803
Vistra Energy Corp.	1,041,812	27,118,366

		91,044,712

Industrial Conglomerates — 0.8%
Carlisle Companies Inc.	153,086	18,771,405
Roper Technologies Inc.	217,766	74,469,439

		93,240,844

Insurance — 5.9%
Alleghany Corp.(b)	33,577	20,562,555
American Financial Group Inc./OH	189,518	18,233,527
American National Insurance Co.	20,139	2,433,194
Arch Capital Group Ltd.(b)	859,397	27,775,711
Arthur J Gallagher & Co.	476,261	37,195,984
Assurant Inc.	157,417	14,940,447
Assured Guaranty Ltd.	274,992	12,217,895
Athene Holding Ltd., Class A(b)	418,592	17,078,554
Axis Capital Holdings Ltd.	192,517	10,546,081
Brighthouse Financial Inc.(a)(b)	315,821	11,461,144
Brown & Brown Inc.	573,725	16,930,625
Cincinnati Financial Corp.	405,220	34,808,398
CNA Financial Corp.	72,699	3,151,502
Erie Indemnity Co., Class A, NVS	14,789	2,640,132
Everest Re Group Ltd.	64,676	13,967,429
Fidelity National Financial Inc.	697,037	25,476,702
First American Financial Corp.	287,169	14,789,203
Hanover Insurance Group Inc. (The)	111,021	12,675,268
Hartford Financial Services Group Inc. (The)	944,104	46,940,851
Lincoln National Corp.	561,381	32,953,065
Loews Corp.	732,992	35,132,307
Markel Corp.(a)(b)	32,564	32,441,559
Mercury General Corp.	69,999	3,504,850
Old Republic International Corp.	745,067	15,586,802
Principal Financial Group Inc.	727,742	36,525,371
Reinsurance Group of America Inc.	166,072	23,578,903
RenaissanceRe Holdings Ltd.	95,213	13,663,065
Torchmark Corp.	273,210	22,389,559
Unum Group.	538,980	18,233,693
White Mountains Insurance Group Ltd.	8,065	7,463,996
Willis Towers Watson PLC	342,591	60,176,109
WR Berkley Corp.	251,451	21,302,929

		666,777,410

Interactive Media & Services — 0.0%
Zillow Group Inc., Class A(a)(b)	38,017	1,300,181
Zillow Group Inc., Class C, NVS(a)(b)	86,650	3,010,221

		4,310,402

Internet & Direct Marketing Retail — 0.2%
Qurate Retail Inc.(a)(b)	1,094,447	17,489,263

IT Services — 2.8%
Akamai Technologies Inc.(a)(b)	25,974	1,862,596
Amdocs Ltd.	362,086	19,592,473
Booz Allen Hamilton Holding Corp.	17,041	990,764
Conduent Inc.(b)	508,932	7,038,530
CoreLogic Inc.(b)	78,329	2,918,538

70	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
DXC Technology Co.	707,551	$45,502,605
Euronet Worldwide Inc.(a)(b)	64,875	9,250,526
Fidelity National Information Services Inc.	788,322	89,159,218
Genpact Ltd.	265,810	9,351,196
Leidos Holdings Inc.	372,514	23,874,422
Sabre Corp.	138,893	2,970,921
Western Union Co. (The)	846,997	15,644,035
Worldpay Inc., Class A(b)	720,096	81,730,896

		309,886,720

Leisure Products — 0.2%
Brunswick Corp./DE	205,639	10,349,811
Hasbro Inc.	65,701	5,585,899
Mattel Inc.(b)	706,384	9,182,992

		25,118,702

Life Sciences Tools & Services — 1.9%
Agilent Technologies Inc.	841,645	67,651,425
Bio-Rad Laboratories Inc., Class A(b)	56,043	17,131,224
Bruker Corp.	155,136	5,963,428
Charles River Laboratories International Inc.(b)	34,611	5,027,248
IQVIA Holdings Inc.(a)(b)	457,924	65,872,367
PerkinElmer Inc.(a)	289,993	27,943,726
QIAGEN NV(b)	583,033	23,717,782
Waters Corp.(a)(b)	14,483	3,645,516

		216,952,716

Machinery — 4.2%
AGCO Corp.	171,330	11,916,002
Colfax Corp.(b)	221,829	6,583,885
Crane Co.	131,171	11,099,690
Cummins Inc.	250,116	39,485,813
Donaldson Co. Inc.	21,426	1,072,586
Dover Corp.	382,318	35,861,428
Flowserve Corp.	346,198	15,627,378
Fortive Corp.	62,213	5,219,049
Gardner Denver Holdings Inc.(a)(b)	220,387	6,128,962
Gates Industrial Corp. PLC(a)(b)	114,319	1,639,334
IDEX Corp.	11,697	1,774,903
Ingersoll-Rand PLC	296,835	32,043,338
ITT Inc.	229,024	13,283,392
Middleby Corp. (The)(a)(b)	60,285	7,838,859
Nordson Corp.	9,865	1,307,310
Oshkosh Corp.	184,749	13,880,192
PACCAR Inc.	893,135	60,858,219
Parker-Hannifin Corp.	279,335	47,939,473
Pentair PLC	414,036	18,428,742
Snap-on Inc.	144,888	22,677,870
Stanley Black & Decker Inc.	398,720	54,293,702
Terex Corp.	176,533	5,672,005
Timken Co. (The)	181,877	7,933,475
Trinity Industries Inc.	387,240	8,414,725
Wabtec Corp.(a)	267,672	19,732,780
Xylem Inc./NY	206,986	16,360,173

		467,073,285

Marine — 0.1%
Kirby Corp.(a)(b)	154,926	11,636,492

Media — 1.7%
Discovery Inc., Class A(a)(b)	402,418	10,873,334
Discovery Inc., Class C, NVS(b)	910,573	23,146,766
DISH Network Corp., Class A(b)	588,048	18,635,241

Security	Shares	Value

Media (continued)
GCI Liberty Inc., Class A(b)	263,935	$14,677,425
Interpublic Group of Companies Inc. (The)	907,906	19,075,105
John Wiley & Sons Inc., Class A	118,226	5,227,954
Liberty Broadband Corp., Class A(a)(b)	68,342	6,262,861
Liberty Broadband Corp., Class C, NVS(a)(b)	273,712	25,110,339
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	222,459	8,493,485
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	437,052	16,712,868
News Corp., Class A, NVS	1,015,150	12,628,466
News Corp., Class B	316,816	3,957,032
Omnicom Group Inc.	199,484	14,560,337
Tribune Media Co., Class A	230,699	10,644,452

		190,005,665

Metals & Mining — 1.9%
Alcoa Corp.(a)(b)	494,957	13,937,989
Freeport-McMoRan Inc.	3,821,656	49,261,146
Newmont Mining Corp.	1,407,558	50,348,350
Nucor Corp.	806,798	47,076,663
Reliance Steel & Aluminum Co.	181,148	16,350,418
Royal Gold Inc.	101,222	9,204,116
Steel Dynamics Inc.	493,673	17,411,847
U.S. Steel Corp.	461,469	8,994,031

		212,584,560

Mortgage Real Estate Investment — 1.1%
AGNC Investment Corp.	1,407,899	25,342,182
Annaly Capital Management Inc.	3,637,860	36,342,221
Chimera Investment Corp.	491,028	9,201,865
MFA Financial Inc.	1,177,848	8,562,955
New Residential Investment Corp.	1,063,776	17,988,452
Starwood Property Trust Inc.	710,656	15,883,162
Two Harbors Investment Corp.	645,053	8,727,567

		122,048,404

Multi-Utilities — 4.8%
Ameren Corp.	642,118	47,227,779
CenterPoint Energy Inc.	1,323,838	40,641,827
CMS Energy Corp.	741,320	41,172,913
Consolidated Edison Inc.	822,410	69,748,592
DTE Energy Co.	477,603	59,576,198
MDU Resources Group Inc.	507,756	13,115,337
NiSource Inc.	977,535	28,016,153
Public Service Enterprise Group Inc.	1,332,449	79,160,795
Sempra Energy	722,931	90,988,096
WEC Energy Group Inc.	833,462	65,910,175

		535,557,865

Multiline Retail — 0.9%
Dollar Tree Inc.(b)	514,423	54,034,992
Kohl’s Corp.	431,690	29,687,321
Macy’s Inc.	811,016	19,488,715

		103,211,028

Oil, Gas & Consumable Fuels — 5.4%
Antero Resources Corp.(a)(b)	290,162	2,562,130
Apache Corp.	944,860	32,748,848
Cabot Oil & Gas Corp.	293,918	7,671,260
Centennial Resource Development Inc./DE, Class A(a)(b)	484,554	4,259,230
Cheniere Energy Inc.(b)	185,581	12,686,317
Chesapeake Energy Corp.(b)	2,383,426	7,388,621
Cimarex Energy Co.	230,547	16,115,235
CNX Resources Corp.(a)(b)	523,373	5,636,727

S C H E D U L E S O F I N V E S T M E N T S	71

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Concho Resources Inc.(a)	446,748	$49,571,158
Continental Resources Inc./OK(a)(b)	121,437	5,436,734
Devon Energy Corp.	1,231,292	38,859,575
Diamondback Energy Inc.	344,550	34,982,161
EQT Corp.	674,339	13,985,791
Equitrans Midstream Corp.	562,515	12,251,577
Extraction Oil & Gas Inc.(a)(b)	284,703	1,204,294
Hess Corp.	688,755	41,483,714
HollyFrontier Corp.	419,215	20,654,723
Kosmos Energy Ltd.	544,834	3,394,316
Marathon Oil Corp.	2,181,578	36,454,168
Murphy Oil Corp.	430,076	12,601,227
Noble Energy Inc.	1,268,143	31,361,176
ONEOK Inc.	634,280	44,298,115
Parsley Energy Inc., Class A(b)	212,808	4,107,194
PBF Energy Inc., Class A	316,368	9,851,699
QEP Resources Inc.(a)(b)	633,297	4,933,384
Range Resources Corp.	556,688	6,257,173
SM Energy Co.	298,438	5,219,681
Targa Resources Corp.	595,781	24,754,701
Whiting Petroleum Corp.(a)(b)	239,870	6,270,202
Williams Companies Inc. (The)	3,148,640	90,428,941
WPX Energy Inc.(b)	1,051,564	13,786,004

		601,216,076

Paper & Forest Products — 0.1%
Domtar Corp.	165,608	8,222,437

Personal Products — 0.3%
Coty Inc., Class A(a)	1,219,540	14,024,710
Herbalife Nutrition Ltd.(a)(b)	233,651	12,381,167
Nu Skin Enterprises Inc., Class A	101,227	4,844,724

		31,250,601

Pharmaceuticals — 0.7%
Catalent Inc.(a)(b)	289,033	11,731,850
Elanco Animal Health Inc.(b)	468,440	15,022,871
Jazz Pharmaceuticals PLC(b)	12,294	1,757,427
Mylan NV(b)	1,355,562	38,416,627
Perrigo Co. PLC	338,002	16,278,176

		83,206,951

Professional Services — 1.1%
Equifax Inc.	229,815	27,233,078
IHS Markit Ltd.(a)(b)	1,022,085	55,580,982
ManpowerGroup Inc.	161,209	13,330,372
Nielsen Holdings PLC	937,257	22,184,873

		118,329,305

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(b)	434,873	21,504,470
Howard Hughes Corp. (The)(b)	61,504	6,765,440
Jones Lang LaSalle Inc.	119,898	18,485,873
Realogy Holdings Corp.	307,242	3,502,559

		50,258,342

Road & Rail — 0.6%
AMERCO	18,459	6,857,703
Genesee & Wyoming Inc., Class A(b)	120,817	10,527,993
Kansas City Southern	265,079	30,743,863
Knight-Swift Transportation Holdings Inc.	328,971	10,750,772
Ryder System Inc.	135,933	8,426,487
Schneider National Inc., Class B	102,226	2,151,857

		69,458,675

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 1.5%
Analog Devices Inc.	821,306	$86,458,883
Cypress Semiconductor Corp.	285,457	4,259,018
First Solar Inc.(a)(b)	216,120	11,419,781
Marvell Technology Group Ltd.	1,068,252	21,247,532
Qorvo Inc.(a)(b)	321,985	23,095,984
Skyworks Solutions Inc.	134,528	11,095,870
Teradyne Inc.	398,993	15,895,881

		173,472,949

Software — 1.1%
Aspen Technology Inc.(b)	9,955	1,037,908
Autodesk Inc.(b)	91,978	14,332,012
Elastic NV(a)(b)	4,021	321,157
FireEye Inc.(a)(b)	174,188	2,924,617
LogMeIn Inc.	44,813	3,589,521
Nuance Communications Inc.(a)(b)	750,759	12,710,350
Pluralsight Inc., Class A(b)	27,529	873,771
SolarWinds Corp.(a)(b)	14,177	276,735
SS&C Technologies Holdings Inc.(a)	40,215	2,561,293
Symantec Corp.	1,673,671	38,477,696
Synopsys Inc.(b)	353,950	40,757,343
Teradata Corp.(a)(b)	90,538	3,951,984

		121,814,387

Specialty Retail — 1.6%
Advance Auto Parts Inc.	128,194	21,860,923
AutoNation Inc.(a)(b)	147,028	5,251,840
AutoZone Inc.(b)	8,402	8,604,656
Best Buy Co. Inc.	452,950	32,186,627
CarMax Inc.(a)(b)	177,661	12,400,738
Dick’s Sporting Goods Inc.	189,610	6,979,544
Foot Locker Inc.	297,558	18,032,015
Gap Inc. (The)	535,910	14,030,124
L Brands Inc.	491,939	13,567,677
Michaels Companies Inc. (The)(a)(b)	204,179	2,331,724
Penske Automotive Group Inc.	95,835	4,279,033
Tiffany & Co.	264,764	27,945,840
Williams-Sonoma Inc.	161,677	9,097,565

		176,568,306

Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies Inc., Class C(b)	365,211	21,434,234
NCR Corp.(b)	54,077	1,475,761
Western Digital Corp.	763,215	36,680,113
Xerox Corp.	533,319	17,055,542

		76,645,650

Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(b)	171,766	7,858,295
Columbia Sportswear Co.	68,984	7,186,753
PVH Corp.	197,488	24,083,662
Ralph Lauren Corp.	138,631	17,977,668
Skechers U.S.A. Inc., Class A(b)	180,543	6,068,050
Tapestry Inc.	609,658	19,807,788
Under Armour Inc., Class A(b)	115,314	2,437,738
Under Armour Inc., Class C, NVS(a)(b)	117,872	2,224,245
VF Corp.	196,164	17,048,613

		104,692,812

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	1,219,059	14,104,513
TFS Financial Corp.	127,406	2,098,377

		16,202,890

72	2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.4%
Air Lease Corp.	237,344	$8,152,766
HD Supply Holdings Inc.(a)(b)	330,854	14,342,521
MSC Industrial Direct Co. Inc., Class A	62,976	5,208,745
Univar Inc.(a)(b)	285,317	6,322,625
Watsco Inc.	16,132	2,310,264
WESCO International Inc.(b)	125,161	6,634,784

		42,971,705

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	210,285	8,667,948

Water Utilities — 0.6%
American Water Works Co. Inc.	476,984	49,730,352
Aqua America Inc.	470,729	17,153,365

		66,883,717

Wireless Telecommunication Services — 0.2%
Sprint Corp.(b)	1,728,642	9,766,827
Telephone & Data Systems Inc.	257,645	7,917,431
U.S. Cellular Corp.(b)	33,399	1,533,348

		19,217,606

Total Common Stocks — 99.7% (Cost: $10,238,407,992)		11,178,814,555

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)(e)	219,772,537	219,860,446
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	16,938,186	16,938,186

		236,798,632

Total Short-Term Investments — 2.1% (Cost: $236,730,757)		236,798,632

Total Investments in Securities — 101.8% (Cost: $10,475,138,749)		11,415,613,187
Other Assets, Less Liabilities — (1.8)%		(197,606,175)

Net Assets — 100.0%		$11,218,007,012

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

S C H E D U L E S O F I N V E S T M E N T S	73

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF,

iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF,

iShares Core S&P U.S. Value ETF, iShares Micro-Cap ETF, iShares Russell 1000 ETF,

iShares Russell 1000 Growth ETF, iShares Russell 1000 Pure U.S. Revenue ETF,

iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF,

iShares Russell 2000 Value ETF, iShares Russell 2500 ETF, iShares Russell 3000 ETF,

iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF,

iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF,

iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and

iShares S&P Small-Cap 600 Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Micro-Cap ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Pure U.S. Revenue ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF (twenty four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of March 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares Russell 1000 Pure U.S. Revenue ETF: statements of changes in net assets for the year ended March 31, 2019 and for the period August 8, 2017 (commencement of operations) through March 31, 2018.
iShares Russell 2500 ETF: statements of changes in net assets for the year ended March 31, 2019 and for the period July 6, 2017 (commencement of operations) through March 31, 2018.
iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Micro-Cap ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF: statements of changes in net assets for each of the two years in the period ended March 31, 2019.

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004 T: (415) 498 5000, F: (415) 498 7100, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

Information Classification: Limited Access

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: May 30, 2019

By: /s/ Neal Andrews
Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: May 30, 2019

Information Classification: Limited Access